Due to size/image constraints, this filing is being made in three related submissions.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2025

Date of reporting period:	October 31, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

SRCMX

California Municipal Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. Over the past 12 months, yields on the Bloomberg California Municipal Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the fund’s performance, duration was a slight positive contributor. Issuer selection detracted from performance as did sector allocation to a lesser degree. The top sector contributors were electric/gas, multi-family housing, and ports while the top security contributors were Los Angeles California Department of Water & Power, California Pollution Control Financing Authority, and California Municipal Financial Authority. The top sector detractors were state tax, private university, and continuing care retirement communities while the top security detractors were California Infrastructure and Economic Development, California State, and Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Financing.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $12,000	Bloomberg Municipal Bond Index $12,707	Bloomberg California Municipal Index $12,640
10/15	9,623	10,000	10,000
11/15	9,684	10,040	10,039
12/15	9,797	10,110	10,115
1/16	9,910	10,231	10,226
2/16	9,916	10,247	10,242
3/16	9,997	10,279	10,277
4/16	10,087	10,355	10,354
5/16	10,148	10,383	10,384
6/16	10,368	10,548	10,549
7/16	10,335	10,555	10,553
8/16	10,366	10,569	10,571
9/16	10,293	10,516	10,506
10/16	10,152	10,406	10,384
11/16	9,635	10,018	9,984
12/16	9,778	10,135	10,101
1/17	9,832	10,202	10,180
2/17	9,914	10,273	10,239
3/17	9,944	10,295	10,259
4/17	10,018	10,370	10,332
5/17	10,210	10,535	10,504
6/17	10,191	10,497	10,469
7/17	10,257	10,582	10,561
8/17	10,353	10,662	10,626
9/17	10,320	10,608	10,576
10/17	10,337	10,634	10,611
11/17	10,324	10,577	10,554
12/17	10,451	10,688	10,669
1/18	10,310	10,562	10,542
2/18	10,246	10,530	10,508
3/18	10,285	10,569	10,555
4/18	10,252	10,531	10,512
5/18	10,379	10,652	10,654
6/18	10,386	10,661	10,657
7/18	10,403	10,687	10,682
8/18	10,424	10,714	10,716
9/18	10,347	10,645	10,633
10/18	10,233	10,579	10,560
11/18	10,312	10,697	10,670
12/18	10,431	10,825	10,788
1/19	10,498	10,906	10,858
2/19	10,564	10,965	10,912
3/19	10,755	11,138	11,091
4/19	10,801	11,180	11,140
5/19	10,973	11,334	11,303
6/19	11,027	11,376	11,342
7/19	11,113	11,468	11,437
8/19	11,345	11,649	11,622
9/19	11,240	11,555	11,535
10/19	11,251	11,576	11,556
11/19	11,270	11,605	11,582
12/19	11,299	11,640	11,615
1/20	11,538	11,849	11,823
2/20	11,732	12,002	11,976
3/20	10,974	11,567	11,558
4/20	10,750	11,422	11,435
5/20	11,127	11,785	11,822
6/20	11,355	11,882	11,890
7/20	11,586	12,082	12,094
8/20	11,540	12,025	12,014
9/20	11,548	12,028	12,010
10/20	11,525	11,992	11,977
11/20	11,737	12,173	12,162
12/20	11,845	12,247	12,213
1/21	11,950	12,325	12,271
2/21	11,735	12,129	12,048
3/21	11,811	12,204	12,131
4/21	11,942	12,306	12,228
5/21	12,017	12,343	12,261
6/21	12,060	12,377	12,293
7/21	12,169	12,480	12,396
8/21	12,114	12,434	12,354
9/21	11,995	12,344	12,263
10/21	11,973	12,308	12,228
11/21	12,069	12,413	12,337
12/21	12,080	12,433	12,362
1/22	11,719	12,092	11,995
2/22	11,619	12,049	11,959
3/22	11,226	11,659	11,561
4/22	10,834	11,336	11,226
5/22	10,935	11,505	11,415
6/22	10,726	11,316	11,238
7/22	11,026	11,615	11,555
8/22	10,817	11,361	11,308
9/22	10,422	10,924	10,890
10/22	10,313	10,834	10,819
11/22	10,760	11,340	11,316
12/22	10,787	11,373	11,352
1/23	11,068	11,700	11,659
2/23	10,855	11,435	11,394
3/23	11,028	11,689	11,642
4/23	11,041	11,662	11,613
5/23	10,977	11,561	11,515
6/23	11,060	11,677	11,630
7/23	11,096	11,723	11,677
8/23	11,010	11,554	11,542
9/23	10,775	11,216	11,210
10/23	10,642	11,120	11,113
11/23	11,150	11,826	11,793
12/23	11,386	12,101	12,059
1/24	11,379	12,039	12,010
2/24	11,405	12,055	12,023
3/24	11,423	12,054	12,008
4/24	11,335	11,905	11,855
5/24	11,343	11,870	11,818
6/24	11,486	12,052	11,984
7/24	11,575	12,162	12,091
8/24	11,653	12,258	12,192
9/24	11,751	12,379	12,316
10/24	11,629	12,198	12,149
11/24	11,765	12,409	12,341
12/24	11,655	12,228	12,182
1/25	11,677	12,290	12,199
2/25	11,802	12,411	12,334
3/25	11,631	12,201	12,124
4/25	11,520	12,103	11,997
5/25	11,519	12,111	12,020
6/25	11,588	12,186	12,107
7/25	11,540	12,161	12,095
8/25	11,637	12,267	12,216
9/25	11,901	12,551	12,488
10/25	12,000	12,707	12,640

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	3.19%	0.81%	2.23%
Class A Shares Including Sales Charge	-0.64%	0.05%	1.84%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Municipal Index	4.05%	1.08%	2.37%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Municipal Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$644,848
  Total Number of Portfolio Holdings204
  Portfolio Turnover Rate 52.2%
  Total Advisory Fees Paid (amount in thousands)$2,463

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.92%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	97.85%
Puerto Rico	3.42%
Guam	1.65%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV826ARA-0

Class C

SRCCX

California Municipal Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.67%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. Over the past 12 months, yields on the Bloomberg California Municipal Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the fund’s performance, duration was a slight positive contributor. Issuer selection detracted from performance as did sector allocation to a lesser degree. The top sector contributors were electric/gas, multi-family housing, and ports while the top security contributors were Los Angeles California Department of Water & Power, California Pollution Control Financing Authority, and California Municipal Financial Authority. The top sector detractors were state tax, private university, and continuing care retirement communities while the top security detractors were California Infrastructure and Economic Development, California State, and Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Financing.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $11,670	Bloomberg Municipal Bond Index $12,707	Bloomberg California Municipal Index $12,640
10/15	10,000	10,000	10,000
11/15	10,057	10,040	10,039
12/15	10,165	10,110	10,115
1/16	10,275	10,231	10,226
2/16	10,274	10,247	10,242
3/16	10,351	10,279	10,277
4/16	10,436	10,355	10,354
5/16	10,492	10,383	10,384
6/16	10,712	10,548	10,549
7/16	10,670	10,555	10,553
8/16	10,705	10,569	10,571
9/16	10,613	10,516	10,506
10/16	10,460	10,406	10,384
11/16	9,922	10,018	9,984
12/16	10,062	10,135	10,101
1/17	10,121	10,202	10,180
2/17	10,188	10,273	10,239
3/17	10,212	10,295	10,259
4/17	10,291	10,370	10,332
5/17	10,472	10,535	10,504
6/17	10,455	10,497	10,469
7/17	10,505	10,582	10,561
8/17	10,596	10,662	10,626
9/17	10,555	10,608	10,576
10/17	10,564	10,634	10,611
11/17	10,544	10,577	10,554
12/17	10,666	10,688	10,669
1/18	10,515	10,562	10,542
2/18	10,443	10,530	10,508
3/18	10,485	10,569	10,555
4/18	10,435	10,531	10,512
5/18	10,556	10,652	10,654
6/18	10,556	10,661	10,657
7/18	10,565	10,687	10,682
8/18	10,578	10,714	10,716
9/18	10,494	10,645	10,633
10/18	10,372	10,579	10,560
11/18	10,444	10,697	10,670
12/18	10,557	10,825	10,788
1/19	10,617	10,906	10,858
2/19	10,677	10,965	10,912
3/19	10,862	11,138	11,091
4/19	10,901	11,180	11,140
5/19	11,066	11,334	11,303
6/19	11,113	11,376	11,342
7/19	11,191	11,468	11,437
8/19	11,416	11,649	11,622
9/19	11,313	11,555	11,535
10/19	11,306	11,576	11,556
11/19	11,317	11,605	11,582
12/19	11,338	11,640	11,615
1/20	11,569	11,849	11,823
2/20	11,767	12,002	11,976
3/20	11,001	11,567	11,558
4/20	10,760	11,422	11,435
5/20	11,128	11,785	11,822
6/20	11,360	11,882	11,890
7/20	11,571	12,082	12,094
8/20	11,518	12,025	12,014
9/20	11,518	12,028	12,010
10/20	11,487	11,992	11,977
11/20	11,701	12,173	12,162
12/20	11,790	12,247	12,213
1/21	11,897	12,325	12,271
2/21	11,665	12,129	12,048
3/21	11,733	12,204	12,131
4/21	11,854	12,306	12,228
5/21	11,920	12,343	12,261
6/21	11,966	12,377	12,293
7/21	12,065	12,480	12,396
8/21	12,004	12,434	12,354
9/21	11,867	12,344	12,263
10/21	11,838	12,308	12,228
11/21	11,925	12,413	12,337
12/21	11,927	12,433	12,362
1/22	11,564	12,092	11,995
2/22	11,468	12,049	11,959
3/22	11,063	11,659	11,561
4/22	10,670	11,336	11,226
5/22	10,762	11,505	11,415
6/22	10,561	11,316	11,238
7/22	10,847	11,615	11,555
8/22	10,624	11,361	11,308
9/22	10,240	10,924	10,890
10/22	10,116	10,834	10,819
11/22	10,546	11,340	11,316
12/22	10,565	11,373	11,352
1/23	10,831	11,700	11,659
2/23	10,628	11,435	11,394
3/23	10,778	11,689	11,642
4/23	10,783	11,662	11,613
5/23	10,713	11,561	11,515
6/23	10,787	11,677	11,630
7/23	10,815	11,723	11,677
8/23	10,722	11,554	11,542
9/23	10,486	11,216	11,210
10/23	10,350	11,120	11,113
11/23	10,843	11,826	11,793
12/23	11,073	12,101	12,059
1/24	11,066	12,039	12,010
2/24	11,092	12,055	12,023
3/24	11,108	12,054	12,008
4/24	11,023	11,905	11,855
5/24	11,031	11,870	11,818
6/24	11,170	12,052	11,984
7/24	11,256	12,162	12,091
8/24	11,333	12,258	12,192
9/24	11,428	12,379	12,316
10/24	11,309	12,198	12,149
11/24	11,442	12,409	12,341
12/24	11,335	12,228	12,182
1/25	11,356	12,290	12,199
2/25	11,477	12,411	12,334
3/25	11,311	12,201	12,124
4/25	11,203	12,103	11,997
5/25	11,203	12,111	12,020
6/25	11,270	12,186	12,107
7/25	11,222	12,161	12,095
8/25	11,317	12,267	12,216
9/25	11,574	12,551	12,488
10/25	11,670	12,707	12,640

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	2.34%	-0.02%	1.56%
Class C Shares Including Sales Charge	1.34%	-0.02%	1.56%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Municipal Index	4.05%	1.08%	2.37%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Municipal Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$644,848
  Total Number of Portfolio Holdings204
  Portfolio Turnover Rate 52.2%
  Total Advisory Fees Paid (amount in thousands)$2,463

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.92%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	97.85%
Puerto Rico	3.42%
Guam	1.65%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV826ARC-0

Institutional

PCMFX

California Municipal Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	0.60%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. Over the past 12 months, yields on the Bloomberg California Municipal Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the fund’s performance, duration was a slight positive contributor. Issuer selection detracted from performance as did sector allocation to a lesser degree. The top sector contributors were electric/gas, multi-family housing, and ports while the top security contributors were Los Angeles California Department of Water & Power, California Pollution Control Financing Authority, and California Municipal Financial Authority. The top sector detractors were state tax, private university, and continuing care retirement communities while the top security detractors were California Infrastructure and Economic Development, California State, and Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Financing.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $12,787	Bloomberg Municipal Bond Index $12,707	Bloomberg California Municipal Index $12,640
10/15	10,000	10,000	10,000
11/15	10,065	10,040	10,039
12/15	10,184	10,110	10,115
1/16	10,303	10,231	10,226
2/16	10,310	10,247	10,242
3/16	10,397	10,279	10,277
4/16	10,491	10,355	10,354
5/16	10,556	10,383	10,384
6/16	10,786	10,548	10,549
7/16	10,753	10,555	10,553
8/16	10,798	10,569	10,571
9/16	10,713	10,516	10,506
10/16	10,568	10,406	10,384
11/16	10,031	10,018	9,984
12/16	10,182	10,135	10,101
1/17	10,250	10,202	10,180
2/17	10,326	10,273	10,239
3/17	10,369	10,295	10,259
4/17	10,448	10,370	10,332
5/17	10,641	10,535	10,504
6/17	10,634	10,497	10,469
7/17	10,705	10,582	10,561
8/17	10,797	10,662	10,626
9/17	10,776	10,608	10,576
10/17	10,795	10,634	10,611
11/17	10,774	10,577	10,554
12/17	10,909	10,688	10,669
1/18	10,764	10,562	10,542
2/18	10,709	10,530	10,508
3/18	10,753	10,569	10,555
4/18	10,720	10,531	10,512
5/18	10,845	10,652	10,654
6/18	10,865	10,661	10,657
7/18	10,885	10,687	10,682
8/18	10,909	10,714	10,716
9/18	10,821	10,645	10,633
10/18	10,704	10,579	10,560
11/18	10,789	10,697	10,670
12/18	10,926	10,825	10,788
1/19	10,999	10,906	10,858
2/19	11,070	10,965	10,912
3/19	11,262	11,138	11,091
4/19	11,313	11,180	11,140
5/19	11,506	11,334	11,303
6/19	11,554	11,376	11,342
7/19	11,658	11,468	11,437
8/19	11,893	11,649	11,622
9/19	11,796	11,555	11,535
10/19	11,811	11,576	11,556
11/19	11,823	11,605	11,582
12/19	11,867	11,640	11,615
1/20	12,109	11,849	11,823
2/20	12,326	12,002	11,976
3/20	11,533	11,567	11,558
4/20	11,289	11,422	11,435
5/20	11,698	11,785	11,822
6/20	11,941	11,882	11,890
7/20	12,186	12,082	12,094
8/20	12,129	12,025	12,014
9/20	12,150	12,028	12,010
10/20	12,129	11,992	11,977
11/20	12,354	12,173	12,162
12/20	12,460	12,247	12,213
1/21	12,584	12,325	12,271
2/21	12,360	12,129	12,048
3/21	12,443	12,204	12,131
4/21	12,583	12,306	12,228
5/21	12,664	12,343	12,261
6/21	12,712	12,377	12,293
7/21	12,830	12,480	12,396
8/21	12,775	12,434	12,354
9/21	12,640	12,344	12,263
10/21	12,620	12,308	12,228
11/21	12,724	12,413	12,337
12/21	12,739	12,433	12,362
1/22	12,372	12,092	11,995
2/22	12,268	12,049	11,959
3/22	11,845	11,659	11,561
4/22	11,446	11,336	11,226
5/22	11,543	11,505	11,415
6/22	11,337	11,316	11,238
7/22	11,655	11,615	11,555
8/22	11,438	11,361	11,308
9/22	11,023	10,924	10,890
10/22	10,898	10,834	10,819
11/22	11,384	11,340	11,316
12/22	11,416	11,373	11,352
1/23	11,702	11,700	11,659
2/23	11,492	11,435	11,394
3/23	11,678	11,689	11,642
4/23	11,693	11,662	11,613
5/23	11,628	11,561	11,515
6/23	11,719	11,677	11,630
7/23	11,760	11,723	11,677
8/23	11,659	11,554	11,542
9/23	11,425	11,216	11,210
10/23	11,274	11,120	11,113
11/23	11,827	11,826	11,793
12/23	12,079	12,101	12,059
1/24	12,074	12,039	12,010
2/24	12,105	12,055	12,023
3/24	12,126	12,054	12,008
4/24	12,035	11,905	11,855
5/24	12,034	11,870	11,818
6/24	12,201	12,052	11,984
7/24	12,297	12,162	12,091
8/24	12,371	12,258	12,192
9/24	12,489	12,379	12,316
10/24	12,362	12,198	12,149
11/24	12,509	12,409	12,341
12/24	12,395	12,228	12,182
1/25	12,421	12,290	12,199
2/25	12,555	12,411	12,334
3/25	12,376	12,201	12,124
4/25	12,261	12,103	11,997
5/25	12,263	12,111	12,020
6/25	12,339	12,186	12,107
7/25	12,290	12,161	12,095
8/25	12,396	12,267	12,216
9/25	12,679	12,551	12,488
10/25	12,787	12,707	12,640

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	3.44%	1.06%	2.49%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Municipal Index	4.05%	1.08%	2.37%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Municipal Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$644,848
  Total Number of Portfolio Holdings204
  Portfolio Turnover Rate 52.2%
  Total Advisory Fees Paid (amount in thousands)$2,463

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.92%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	97.85%
Puerto Rico	3.42%
Guam	1.65%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV826ARI-0

Class A

CMPIX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $11,911	Bloomberg US Aggregate Index $12,071
10/15	9,773	10,000
11/15	9,744	9,974
12/15	9,626	9,941
1/16	9,670	10,078
2/16	9,706	10,150
3/16	9,879	10,243
4/16	9,980	10,282
5/16	9,996	10,285
6/16	10,181	10,469
7/16	10,271	10,536
8/16	10,297	10,524
9/16	10,313	10,517
10/16	10,274	10,437
11/16	10,055	10,190
12/16	10,115	10,205
1/17	10,160	10,225
2/17	10,248	10,293
3/17	10,232	10,288
4/17	10,299	10,367
5/17	10,379	10,447
6/17	10,363	10,437
7/17	10,419	10,481
8/17	10,488	10,575
9/17	10,480	10,525
10/17	10,493	10,531
11/17	10,486	10,518
12/17	10,535	10,566
1/18	10,472	10,444
2/18	10,375	10,345
3/18	10,414	10,412
4/18	10,385	10,334
5/18	10,457	10,408
6/18	10,440	10,395
7/18	10,456	10,398
8/18	10,521	10,464
9/18	10,479	10,397
10/18	10,395	10,315
11/18	10,390	10,377
12/18	10,508	10,567
1/19	10,650	10,679
2/19	10,676	10,673
3/19	10,876	10,878
4/19	10,881	10,881
5/19	11,003	11,074
6/19	11,132	11,213
7/19	11,182	11,238
8/19	11,453	11,529
9/19	11,372	11,468
10/19	11,405	11,502
11/19	11,403	11,496
12/19	11,414	11,488
1/20	11,627	11,709
2/20	11,788	11,920
3/20	11,351	11,850
4/20	11,761	12,061
5/20	11,854	12,117
6/20	12,018	12,193
7/20	12,266	12,375
8/20	12,179	12,275
9/20	12,165	12,269
10/20	12,126	12,214
11/20	12,276	12,334
12/20	12,309	12,351
1/21	12,219	12,262
2/21	12,020	12,085
3/21	11,872	11,934
4/21	11,988	12,028
5/21	12,007	12,068
6/21	12,111	12,152
7/21	12,240	12,288
8/21	12,199	12,265
9/21	12,121	12,159
10/21	12,104	12,155
11/21	12,087	12,191
12/21	12,059	12,160
1/22	11,810	11,898
2/22	11,645	11,765
3/22	11,360	11,439
4/22	10,939	11,005
5/22	10,984	11,075
6/22	10,783	10,902
7/22	11,051	11,168
8/22	10,765	10,853
9/22	10,318	10,384
10/22	10,180	10,249
11/22	10,551	10,626
12/22	10,490	10,578
1/23	10,838	10,904
2/23	10,572	10,622
3/23	10,813	10,891
4/23	10,873	10,957
5/23	10,735	10,838
6/23	10,712	10,799
7/23	10,712	10,792
8/23	10,637	10,723
9/23	10,360	10,451
10/23	10,170	10,286
11/23	10,645	10,751
12/23	11,059	11,163
1/24	11,048	11,132
2/24	10,894	10,975
3/24	10,988	11,076
4/24	10,719	10,797
5/24	10,894	10,980
6/24	10,986	11,084
7/24	11,239	11,342
8/24	11,390	11,505
9/24	11,549	11,660
10/24	11,264	11,370
11/24	11,388	11,491
12/24	11,195	11,303
1/25	11,241	11,362
2/25	11,483	11,612
3/25	11,473	11,617
4/25	11,505	11,663
5/25	11,432	11,579
6/25	11,611	11,757
7/25	11,591	11,726
8/25	11,721	11,866
9/25	11,848	11,996
10/25	11,911	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	5.74%	-0.36%	2.00%
Class A Shares Including Sales Charge	3.32%	-0.80%	1.76%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,732,558
  Total Number of Portfolio Holdings488
  Portfolio Turnover Rate 13.4%
  Total Advisory Fees Paid (amount in thousands)$34,764

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARA-0

Class J

PIOJX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$59	0.57%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $12,346	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,971	9,974
12/15	9,851	9,941
1/16	9,897	10,078
2/16	9,935	10,150
3/16	10,113	10,243
4/16	10,217	10,282
5/16	10,235	10,285
6/16	10,435	10,469
7/16	10,528	10,536
8/16	10,544	10,524
9/16	10,561	10,517
10/16	10,522	10,437
11/16	10,298	10,190
12/16	10,361	10,205
1/17	10,408	10,225
2/17	10,499	10,293
3/17	10,485	10,288
4/17	10,565	10,367
5/17	10,638	10,447
6/17	10,622	10,437
7/17	10,681	10,481
8/17	10,753	10,575
9/17	10,746	10,525
10/17	10,772	10,531
11/17	10,754	10,518
12/17	10,806	10,566
1/18	10,743	10,444
2/18	10,644	10,345
3/18	10,686	10,412
4/18	10,657	10,334
5/18	10,732	10,408
6/18	10,728	10,395
7/18	10,746	10,398
8/18	10,814	10,464
9/18	10,771	10,397
10/18	10,674	10,315
11/18	10,682	10,377
12/18	10,793	10,567
1/19	10,951	10,679
2/19	10,967	10,673
3/19	11,174	10,878
4/19	11,192	10,881
5/19	11,317	11,074
6/19	11,451	11,213
7/19	11,492	11,238
8/19	11,771	11,529
9/19	11,700	11,468
10/19	11,735	11,502
11/19	11,734	11,496
12/19	11,735	11,488
1/20	11,954	11,709
2/20	12,132	11,920
3/20	11,685	11,850
4/20	12,096	12,061
5/20	12,193	12,117
6/20	12,361	12,193
7/20	12,618	12,375
8/20	12,531	12,275
9/20	12,530	12,269
10/20	12,479	12,214
11/20	12,647	12,334
12/20	12,682	12,351
1/21	12,591	12,262
2/21	12,376	12,085
3/21	12,237	11,934
4/21	12,346	12,028
5/21	12,378	12,068
6/21	12,486	12,152
7/21	12,621	12,288
8/21	12,580	12,265
9/21	12,489	12,159
10/21	12,473	12,155
11/21	12,470	12,191
12/21	12,431	12,160
1/22	12,188	11,898
2/22	12,020	11,765
3/22	11,716	11,439
4/22	11,284	11,005
5/22	11,331	11,075
6/22	11,125	10,902
7/22	11,403	11,168
8/22	11,122	10,853
9/22	10,651	10,384
10/22	10,509	10,249
11/22	10,893	10,626
12/22	10,831	10,578
1/23	11,190	10,904
2/23	10,918	10,622
3/23	11,167	10,891
4/23	11,231	10,957
5/23	11,090	10,838
6/23	11,067	10,799
7/23	11,068	10,792
8/23	10,992	10,723
9/23	10,708	10,451
10/23	10,514	10,286
11/23	11,005	10,751
12/23	11,433	11,163
1/24	11,423	11,132
2/24	11,266	10,975
3/24	11,364	11,076
4/24	11,088	10,797
5/24	11,284	10,980
6/24	11,368	11,084
7/24	11,631	11,342
8/24	11,801	11,505
9/24	11,953	11,660
10/24	11,661	11,370
11/24	11,790	11,491
12/24	11,592	11,303
1/25	11,641	11,362
2/25	11,892	11,612
3/25	11,883	11,617
4/25	11,917	11,663
5/25	11,843	11,579
6/25	12,030	11,757
7/25	12,011	11,726
8/25	12,160	11,866
9/25	12,293	11,996
10/25	12,346	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.88%	-0.21%	2.13%
Class J Shares Including Sales Charge	4.88%	-0.21%	2.13%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,732,558
  Total Number of Portfolio Holdings488
  Portfolio Turnover Rate 13.4%
  Total Advisory Fees Paid (amount in thousands)$34,764

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARJ-0

Institutional

PIOIX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.43%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $12,548	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,973	9,974
12/15	9,846	9,941
1/16	9,894	10,078
2/16	9,933	10,150
3/16	10,114	10,243
4/16	10,231	10,282
5/16	10,250	10,285
6/16	10,442	10,469
7/16	10,538	10,536
8/16	10,568	10,524
9/16	10,587	10,517
10/16	10,540	10,437
11/16	10,330	10,190
12/16	10,384	10,205
1/17	10,444	10,225
2/17	10,526	10,293
3/17	10,525	10,288
4/17	10,597	10,367
5/17	10,683	10,447
6/17	10,658	10,437
7/17	10,729	10,481
8/17	10,792	10,575
9/17	10,786	10,525
10/17	10,813	10,531
11/17	10,797	10,518
12/17	10,862	10,566
1/18	10,800	10,444
2/18	10,702	10,345
3/18	10,746	10,412
4/18	10,706	10,334
5/18	10,795	10,408
6/18	10,779	10,395
7/18	10,799	10,398
8/18	10,869	10,464
9/18	10,828	10,397
10/18	10,732	10,315
11/18	10,742	10,377
12/18	10,855	10,567
1/19	11,015	10,679
2/19	11,045	10,673
3/19	11,255	10,878
4/19	11,262	10,881
5/19	11,391	11,074
6/19	11,526	11,213
7/19	11,582	11,238
8/19	11,864	11,529
9/19	11,783	11,468
10/19	11,821	11,502
11/19	11,822	11,496
12/19	11,836	11,488
1/20	12,059	11,709
2/20	12,227	11,920
3/20	11,778	11,850
4/20	12,205	12,061
5/20	12,304	12,117
6/20	12,476	12,193
7/20	12,735	12,375
8/20	12,648	12,275
9/20	12,634	12,269
10/20	12,596	12,214
11/20	12,765	12,334
12/20	12,802	12,351
1/21	12,711	12,262
2/21	12,496	12,085
3/21	12,357	11,934
4/21	12,468	12,028
5/21	12,490	12,068
6/21	12,600	12,152
7/21	12,750	12,288
8/21	12,709	12,265
9/21	12,619	12,159
10/21	12,604	12,155
11/21	12,601	12,191
12/21	12,563	12,160
1/22	12,307	11,898
2/22	12,151	11,765
3/22	11,845	11,439
4/22	11,411	11,005
5/22	11,460	11,075
6/22	11,254	10,902
7/22	11,536	11,168
8/22	11,240	10,853
9/22	10,779	10,384
10/22	10,637	10,249
11/22	11,026	10,626
12/22	10,953	10,578
1/23	11,331	10,904
2/23	11,057	10,622
3/23	11,310	10,891
4/23	11,377	10,957
5/23	11,236	10,838
6/23	11,215	10,799
7/23	11,218	10,792
8/23	11,143	10,723
9/23	10,857	10,451
10/23	10,662	10,286
11/23	11,161	10,751
12/23	11,596	11,163
1/24	11,587	11,132
2/24	11,429	10,975
3/24	11,530	11,076
4/24	11,251	10,797
5/24	11,437	10,980
6/24	11,536	11,084
7/24	11,803	11,342
8/24	11,963	11,505
9/24	12,132	11,660
10/24	11,836	11,370
11/24	11,969	11,491
12/24	11,769	11,303
1/25	11,820	11,362
2/25	12,076	11,612
3/25	12,068	11,617
4/25	12,104	11,663
5/25	12,031	11,579
6/25	12,222	11,757
7/25	12,203	11,726
8/25	12,343	11,866
9/25	12,493	11,996
10/25	12,548	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.01%	-0.08%	2.30%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,732,558
  Total Number of Portfolio Holdings488
  Portfolio Turnover Rate 13.4%
  Total Advisory Fees Paid (amount in thousands)$34,764

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARI-0

R-3

PIOOX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$93	0.90%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $11,978	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,969	9,974
12/15	9,847	9,941
1/16	9,890	10,078
2/16	9,926	10,150
3/16	10,101	10,243
4/16	10,202	10,282
5/16	10,228	10,285
6/16	10,414	10,469
7/16	10,504	10,536
8/16	10,529	10,524
9/16	10,543	10,517
10/16	10,492	10,437
11/16	10,278	10,190
12/16	10,327	10,205
1/17	10,382	10,225
2/17	10,459	10,293
3/17	10,453	10,288
4/17	10,519	10,367
5/17	10,599	10,447
6/17	10,569	10,437
7/17	10,636	10,481
8/17	10,694	10,575
9/17	10,684	10,525
10/17	10,706	10,531
11/17	10,686	10,518
12/17	10,745	10,566
1/18	10,680	10,444
2/18	10,580	10,345
3/18	10,607	10,412
4/18	10,575	10,334
5/18	10,647	10,408
6/18	10,639	10,395
7/18	10,655	10,398
8/18	10,719	10,464
9/18	10,674	10,397
10/18	10,576	10,315
11/18	10,581	10,377
12/18	10,688	10,567
1/19	10,842	10,679
2/19	10,867	10,673
3/19	11,068	10,878
4/19	11,071	10,881
5/19	11,193	11,074
6/19	11,321	11,213
7/19	11,371	11,238
8/19	11,643	11,529
9/19	11,560	11,468
10/19	11,592	11,502
11/19	11,589	11,496
12/19	11,598	11,488
1/20	11,811	11,709
2/20	11,972	11,920
3/20	11,529	11,850
4/20	11,942	12,061
5/20	12,034	12,117
6/20	12,197	12,193
7/20	12,445	12,375
8/20	12,356	12,275
9/20	12,338	12,269
10/20	12,296	12,214
11/20	12,445	12,334
12/20	12,488	12,351
1/21	12,395	12,262
2/21	12,181	12,085
3/21	12,041	11,934
4/21	12,144	12,028
5/21	12,161	12,068
6/21	12,264	12,152
7/21	12,392	12,288
8/21	12,361	12,265
9/21	12,268	12,159
10/21	12,249	12,155
11/21	12,242	12,191
12/21	12,201	12,160
1/22	11,948	11,898
2/22	11,792	11,765
3/22	11,491	11,439
4/22	11,066	11,005
5/22	11,109	11,075
6/22	10,905	10,902
7/22	11,173	11,168
8/22	10,883	10,853
9/22	10,433	10,384
10/22	10,292	10,249
11/22	10,664	10,626
12/22	10,588	10,578
1/23	10,948	10,904
2/23	10,668	10,622
3/23	10,920	10,891
4/23	10,980	10,957
5/23	10,840	10,838
6/23	10,815	10,799
7/23	10,813	10,792
8/23	10,737	10,723
9/23	10,457	10,451
10/23	10,266	10,286
11/23	10,741	10,751
12/23	11,154	11,163
1/24	11,142	11,132
2/24	10,986	10,975
3/24	11,078	11,076
4/24	10,807	10,797
5/24	10,980	10,980
6/24	11,071	11,084
7/24	11,322	11,342
8/24	11,484	11,505
9/24	11,628	11,660
10/24	11,341	11,370
11/24	11,463	11,491
12/24	11,267	11,303
1/25	11,312	11,362
2/25	11,552	11,612
3/25	11,540	11,617
4/25	11,570	11,663
5/25	11,495	11,579
6/25	11,673	11,757
7/25	11,651	11,726
8/25	11,792	11,866
9/25	11,917	11,996
10/25	11,978	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	5.62%	-0.52%	1.82%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,732,558
  Total Number of Portfolio Holdings488
  Portfolio Turnover Rate 13.4%
  Total Advisory Fees Paid (amount in thousands)$34,764

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR3-0

R-5

PIOQX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$61	0.59%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $12,336	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,971	9,974
12/15	9,852	9,941
1/16	9,898	10,078
2/16	9,936	10,150
3/16	10,114	10,243
4/16	10,218	10,282
5/16	10,236	10,285
6/16	10,436	10,469
7/16	10,519	10,536
8/16	10,546	10,524
9/16	10,564	10,517
10/16	10,525	10,437
11/16	10,302	10,190
12/16	10,365	10,205
1/17	10,412	10,225
2/17	10,503	10,293
3/17	10,489	10,288
4/17	10,569	10,367
5/17	10,641	10,447
6/17	10,625	10,437
7/17	10,684	10,481
8/17	10,756	10,575
9/17	10,749	10,525
10/17	10,775	10,531
11/17	10,757	10,518
12/17	10,808	10,566
1/18	10,745	10,444
2/18	10,647	10,345
3/18	10,688	10,412
4/18	10,659	10,334
5/18	10,734	10,408
6/18	10,729	10,395
7/18	10,736	10,398
8/18	10,804	10,464
9/18	10,762	10,397
10/18	10,677	10,315
11/18	10,673	10,377
12/18	10,796	10,567
1/19	10,954	10,679
2/19	10,970	10,673
3/19	11,177	10,878
4/19	11,183	10,881
5/19	11,321	11,074
6/19	11,454	11,213
7/19	11,496	11,238
8/19	11,775	11,529
9/19	11,693	11,468
10/19	11,741	11,502
11/19	11,729	11,496
12/19	11,741	11,488
1/20	11,961	11,709
2/20	12,127	11,920
3/20	11,692	11,850
4/20	12,102	12,061
5/20	12,199	12,117
6/20	12,368	12,193
7/20	12,624	12,375
8/20	12,536	12,275
9/20	12,522	12,269
10/20	12,482	12,214
11/20	12,637	12,334
12/20	12,684	12,351
1/21	12,593	12,262
2/21	12,377	12,085
3/21	12,238	11,934
4/21	12,347	12,028
5/21	12,367	12,068
6/21	12,475	12,152
7/21	12,609	12,288
8/21	12,581	12,265
9/21	12,489	12,159
10/21	12,473	12,155
11/21	12,469	12,191
12/21	12,430	12,160
1/22	12,175	11,898
2/22	12,019	11,765
3/22	11,714	11,439
4/22	11,282	11,005
5/22	11,329	11,075
6/22	11,124	10,902
7/22	11,401	11,168
8/22	11,107	10,853
9/22	10,649	10,384
10/22	10,507	10,249
11/22	10,891	10,626
12/22	10,829	10,578
1/23	11,188	10,904
2/23	10,916	10,622
3/23	11,165	10,891
4/23	11,229	10,957
5/23	11,088	10,838
6/23	11,066	10,799
7/23	11,067	10,792
8/23	10,991	10,723
9/23	10,707	10,451
10/23	10,513	10,286
11/23	11,004	10,751
12/23	11,432	11,163
1/24	11,422	11,132
2/24	11,265	10,975
3/24	11,363	11,076
4/24	11,086	10,797
5/24	11,268	10,980
6/24	11,364	11,084
7/24	11,626	11,342
8/24	11,796	11,505
9/24	11,947	11,660
10/24	11,654	11,370
11/24	11,783	11,491
12/24	11,584	11,303
1/25	11,633	11,362
2/25	11,884	11,612
3/25	11,875	11,617
4/25	11,909	11,663
5/25	11,835	11,579
6/25	12,021	11,757
7/25	12,002	11,726
8/25	12,151	11,866
9/25	12,283	11,996
10/25	12,336	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	5.85%	-0.24%	2.12%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,732,558
  Total Number of Portfolio Holdings488
  Portfolio Turnover Rate 13.4%
  Total Advisory Fees Paid (amount in thousands)$34,764

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR5-0

R-6

PICNX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$35	0.34%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $12,640	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,972	9,974
12/15	9,845	9,941
1/16	9,892	10,078
2/16	9,932	10,150
3/16	10,112	10,243
4/16	10,228	10,282
5/16	10,247	10,285
6/16	10,439	10,469
7/16	10,535	10,536
8/16	10,565	10,524
9/16	10,573	10,517
10/16	10,537	10,437
11/16	10,316	10,190
12/16	10,381	10,205
1/17	10,431	10,225
2/17	10,524	10,293
3/17	10,512	10,288
4/17	10,584	10,367
5/17	10,670	10,447
6/17	10,645	10,437
7/17	10,717	10,481
8/17	10,792	10,575
9/17	10,787	10,525
10/17	10,804	10,531
11/17	10,788	10,518
12/17	10,854	10,566
1/18	10,793	10,444
2/18	10,696	10,345
3/18	10,740	10,412
4/18	10,713	10,334
5/18	10,791	10,408
6/18	10,777	10,395
7/18	10,797	10,398
8/18	10,868	10,464
9/18	10,828	10,397
10/18	10,744	10,315
11/18	10,743	10,377
12/18	10,869	10,567
1/19	11,019	10,679
2/19	11,049	10,673
3/19	11,260	10,878
4/19	11,268	10,881
5/19	11,410	11,074
6/19	11,535	11,213
7/19	11,591	11,238
8/19	11,875	11,529
9/19	11,795	11,468
10/19	11,834	11,502
11/19	11,836	11,496
12/19	11,851	11,488
1/20	12,076	11,709
2/20	12,246	11,920
3/20	11,797	11,850
4/20	12,226	12,061
5/20	12,327	12,117
6/20	12,500	12,193
7/20	12,761	12,375
8/20	12,675	12,275
9/20	12,663	12,269
10/20	12,626	12,214
11/20	12,785	12,334
12/20	12,836	12,351
1/21	12,746	12,262
2/21	12,530	12,085
3/21	12,392	11,934
4/21	12,505	12,028
5/21	12,528	12,068
6/21	12,640	12,152
7/21	12,779	12,288
8/21	12,753	12,265
9/21	12,663	12,159
10/21	12,650	12,155
11/21	12,649	12,191
12/21	12,612	12,160
1/22	12,355	11,898
2/22	12,199	11,765
3/22	11,893	11,439
4/22	11,457	11,005
5/22	11,507	11,075
6/22	11,300	10,902
7/22	11,585	11,168
8/22	11,289	10,853
9/22	10,826	10,384
10/22	10,684	10,249
11/22	11,076	10,626
12/22	11,016	10,578
1/23	11,383	10,904
2/23	11,109	10,622
3/23	11,365	10,891
4/23	11,432	10,957
5/23	11,292	10,838
6/23	11,271	10,799
7/23	11,274	10,792
8/23	11,200	10,723
9/23	10,913	10,451
10/23	10,718	10,286
11/23	11,220	10,751
12/23	11,659	11,163
1/24	11,651	11,132
2/24	11,493	10,975
3/24	11,596	11,076
4/24	11,316	10,797
5/24	11,504	10,980
6/24	11,605	11,084
7/24	11,875	11,342
8/24	12,051	11,505
9/24	12,208	11,660
10/24	11,911	11,370
11/24	12,045	11,491
12/24	11,845	11,303
1/25	11,898	11,362
2/25	12,156	11,612
3/25	12,150	11,617
4/25	12,187	11,663
5/25	12,114	11,579
6/25	12,307	11,757
7/25	12,290	11,726
8/25	12,431	11,866
9/25	12,583	11,996
10/25	12,640	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-6 Shares	6.12%	0.02%	2.37%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,732,558
  Total Number of Portfolio Holdings488
  Portfolio Turnover Rate 13.4%
  Total Advisory Fees Paid (amount in thousands)$34,764

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR6-0

Class A

PRBDX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $11,515	Bloomberg US Aggregate Index $12,071
10/15	9,626	10,000
11/15	9,585	9,974
12/15	9,511	9,941
1/16	9,581	10,078
2/16	9,616	10,150
3/16	9,752	10,243
4/16	9,834	10,282
5/16	9,843	10,285
6/16	10,006	10,469
7/16	10,106	10,536
8/16	10,125	10,524
9/16	10,114	10,517
10/16	10,050	10,437
11/16	9,821	10,190
12/16	9,853	10,205
1/17	9,892	10,225
2/17	9,976	10,293
3/17	9,954	10,288
4/17	10,038	10,367
5/17	10,125	10,447
6/17	10,120	10,437
7/17	10,179	10,481
8/17	10,248	10,575
9/17	10,233	10,525
10/17	10,247	10,531
11/17	10,241	10,518
12/17	10,294	10,566
1/18	10,205	10,444
2/18	10,076	10,345
3/18	10,102	10,412
4/18	10,041	10,334
5/18	10,067	10,408
6/18	10,045	10,395
7/18	10,081	10,398
8/18	10,131	10,464
9/18	10,080	10,397
10/18	9,966	10,315
11/18	9,975	10,377
12/18	10,078	10,567
1/19	10,239	10,679
2/19	10,262	10,673
3/19	10,442	10,878
4/19	10,475	10,881
5/19	10,630	11,074
6/19	10,790	11,213
7/19	10,825	11,238
8/19	11,059	11,529
9/19	11,004	11,468
10/19	11,026	11,502
11/19	11,018	11,496
12/19	11,030	11,488
1/20	11,224	11,709
2/20	11,386	11,920
3/20	11,076	11,850
4/20	11,431	12,061
5/20	11,556	12,117
6/20	11,668	12,193
7/20	11,936	12,375
8/20	11,855	12,275
9/20	11,832	12,269
10/20	11,796	12,214
11/20	12,006	12,334
12/20	12,047	12,351
1/21	11,953	12,262
2/21	11,785	12,085
3/21	11,704	11,934
4/21	11,809	12,028
5/21	11,825	12,068
6/21	11,951	12,152
7/21	12,034	12,288
8/21	12,032	12,265
9/21	11,944	12,159
10/21	11,942	12,155
11/21	11,917	12,191
12/21	11,936	12,160
1/22	11,666	11,898
2/22	11,494	11,765
3/22	11,214	11,439
4/22	10,755	11,005
5/22	10,805	11,075
6/22	10,533	10,902
7/22	10,829	11,168
8/22	10,540	10,853
9/22	10,033	10,384
10/22	9,908	10,249
11/22	10,276	10,626
12/22	10,218	10,578
1/23	10,556	10,904
2/23	10,281	10,622
3/23	10,518	10,891
4/23	10,563	10,957
5/23	10,428	10,838
6/23	10,394	10,799
7/23	10,396	10,792
8/23	10,308	10,723
9/23	10,003	10,451
10/23	9,826	10,286
11/23	10,308	10,751
12/23	10,740	11,163
1/24	10,721	11,132
2/24	10,551	10,975
3/24	10,653	11,076
4/24	10,358	10,797
5/24	10,534	10,980
6/24	10,653	11,084
7/24	10,902	11,342
8/24	11,056	11,505
9/24	11,200	11,660
10/24	10,875	11,370
11/24	10,989	11,491
12/24	10,803	11,303
1/25	10,866	11,362
2/25	11,099	11,612
3/25	11,054	11,617
4/25	11,094	11,663
5/25	11,020	11,579
6/25	11,219	11,757
7/25	11,197	11,726
8/25	11,336	11,866
9/25	11,464	11,996
10/25	11,515	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	5.89%	-0.48%	1.81%
Class A Shares Including Sales Charge	1.96%	-1.24%	1.42%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$518,576
  Total Number of Portfolio Holdings786
  Portfolio Turnover Rate 165.0%
  Total Advisory Fees Paid (amount in thousands)$2,224

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARA-0

Class J

PBMJX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$83	0.81%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $11,971	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,958	9,974
12/15	9,883	9,941
1/16	9,946	10,078
2/16	9,992	10,150
3/16	10,133	10,243
4/16	10,218	10,282
5/16	10,228	10,285
6/16	10,397	10,469
7/16	10,501	10,536
8/16	10,521	10,524
9/16	10,510	10,517
10/16	10,446	10,437
11/16	10,211	10,190
12/16	10,244	10,205
1/17	10,285	10,225
2/17	10,371	10,293
3/17	10,358	10,288
4/17	10,446	10,367
5/17	10,526	10,447
6/17	10,531	10,437
7/17	10,591	10,481
8/17	10,662	10,575
9/17	10,637	10,525
10/17	10,662	10,531
11/17	10,648	10,518
12/17	10,703	10,566
1/18	10,622	10,444
2/18	10,489	10,345
3/18	10,516	10,412
4/18	10,445	10,334
5/18	10,473	10,408
6/18	10,451	10,395
7/18	10,488	10,398
8/18	10,540	10,464
9/18	10,487	10,397
10/18	10,368	10,315
11/18	10,378	10,377
12/18	10,485	10,567
1/19	10,661	10,679
2/19	10,675	10,673
3/19	10,871	10,878
4/19	10,895	10,881
5/19	11,065	11,074
6/19	11,230	11,213
7/19	11,266	11,238
8/19	11,508	11,529
9/19	11,451	11,468
10/19	11,473	11,502
11/19	11,465	11,496
12/19	11,477	11,488
1/20	11,678	11,709
2/20	11,845	11,920
3/20	11,525	11,850
4/20	11,891	12,061
5/20	12,020	12,117
6/20	12,137	12,193
7/20	12,414	12,375
8/20	12,342	12,275
9/20	12,310	12,269
10/20	12,284	12,214
11/20	12,503	12,334
12/20	12,547	12,351
1/21	12,450	12,262
2/21	12,265	12,085
3/21	12,181	11,934
4/21	12,289	12,028
5/21	12,317	12,068
6/21	12,446	12,152
7/21	12,532	12,288
8/21	12,530	12,265
9/21	12,439	12,159
10/21	12,438	12,155
11/21	12,412	12,191
12/21	12,432	12,160
1/22	12,154	11,898
2/22	11,964	11,765
3/22	11,675	11,439
4/22	11,201	11,005
5/22	11,253	11,075
6/22	10,972	10,902
7/22	11,277	11,168
8/22	10,978	10,853
9/22	10,443	10,384
10/22	10,313	10,249
11/22	10,703	10,626
12/22	10,631	10,578
1/23	10,992	10,904
2/23	10,696	10,622
3/23	10,939	10,891
4/23	10,997	10,957
5/23	10,856	10,838
6/23	10,809	10,799
7/23	10,809	10,792
8/23	10,718	10,723
9/23	10,413	10,451
10/23	10,217	10,286
11/23	10,714	10,751
12/23	11,170	11,163
1/24	11,151	11,132
2/24	10,976	10,975
3/24	11,082	11,076
4/24	10,777	10,797
5/24	10,959	10,980
6/24	11,081	11,084
7/24	11,351	11,342
8/24	11,498	11,505
9/24	11,647	11,660
10/24	11,312	11,370
11/24	11,431	11,491
12/24	11,238	11,303
1/25	11,302	11,362
2/25	11,542	11,612
3/25	11,496	11,617
4/25	11,537	11,663
5/25	11,461	11,579
6/25	11,666	11,757
7/25	11,643	11,726
8/25	11,786	11,866
9/25	11,930	11,996
10/25	11,971	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.83%	-0.51%	1.82%
Class J Shares Including Sales Charge	4.83%	-0.51%	1.82%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$518,576
  Total Number of Portfolio Holdings786
  Portfolio Turnover Rate 165.0%
  Total Advisory Fees Paid (amount in thousands)$2,224

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARJ-0

Institutional

PMSIX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.48%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $12,375	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,960	9,974
12/15	9,887	9,941
1/16	9,963	10,078
2/16	10,012	10,150
3/16	10,147	10,243
4/16	10,245	10,282
5/16	10,258	10,285
6/16	10,421	10,469
7/16	10,529	10,536
8/16	10,552	10,524
9/16	10,544	10,517
10/16	10,480	10,437
11/16	10,245	10,190
12/16	10,282	10,205
1/17	10,326	10,225
2/17	10,416	10,293
3/17	10,406	10,288
4/17	10,498	10,367
5/17	10,582	10,447
6/17	10,591	10,437
7/17	10,655	10,481
8/17	10,730	10,575
9/17	10,709	10,525
10/17	10,737	10,531
11/17	10,725	10,518
12/17	10,784	10,566
1/18	10,705	10,444
2/18	10,574	10,345
3/18	10,604	10,412
4/18	10,534	10,334
5/18	10,575	10,408
6/18	10,546	10,395
7/18	10,586	10,398
8/18	10,643	10,464
9/18	10,603	10,397
10/18	10,477	10,315
11/18	10,491	10,377
12/18	10,603	10,567
1/19	10,776	10,679
2/19	10,803	10,673
3/19	11,007	10,878
4/19	11,036	10,881
5/19	11,202	11,074
6/19	11,375	11,213
7/19	11,416	11,238
8/19	11,678	11,529
9/19	11,613	11,468
10/19	11,640	11,502
11/19	11,634	11,496
12/19	11,649	11,488
1/20	11,858	11,709
2/20	12,033	11,920
3/20	11,718	11,850
4/20	12,086	12,061
5/20	12,221	12,117
6/20	12,343	12,193
7/20	12,631	12,375
8/20	12,559	12,275
9/20	12,527	12,269
10/20	12,503	12,214
11/20	12,718	12,334
12/20	12,777	12,351
1/21	12,669	12,262
2/21	12,493	12,085
3/21	12,410	11,934
4/21	12,524	12,028
5/21	12,556	12,068
6/21	12,680	12,152
7/21	12,772	12,288
8/21	12,773	12,265
9/21	12,693	12,159
10/21	12,695	12,155
11/21	12,671	12,191
12/21	12,695	12,160
1/22	12,410	11,898
2/22	12,218	11,765
3/22	11,922	11,439
4/22	11,438	11,005
5/22	11,493	11,075
6/22	11,218	10,902
7/22	11,524	11,168
8/22	11,230	10,853
9/22	10,693	10,384
10/22	10,551	10,249
11/22	10,956	10,626
12/22	10,886	10,578
1/23	11,249	10,904
2/23	10,958	10,622
3/23	11,213	10,891
4/23	11,264	10,957
5/23	11,134	10,838
6/23	11,088	10,799
7/23	11,093	10,792
8/23	11,002	10,723
9/23	10,691	10,451
10/23	10,504	10,286
11/23	11,010	10,751
12/23	11,474	11,163
1/24	11,456	11,132
2/24	11,277	10,975
3/24	11,389	11,076
4/24	11,089	10,797
5/24	11,281	10,980
6/24	11,411	11,084
7/24	11,682	11,342
8/24	11,850	11,505
9/24	11,994	11,660
10/24	11,649	11,370
11/24	11,787	11,491
12/24	11,577	11,303
1/25	11,661	11,362
2/25	11,901	11,612
3/25	11,869	11,617
4/25	11,903	11,663
5/25	11,826	11,579
6/25	12,057	11,757
7/25	12,036	11,726
8/25	12,175	11,866
9/25	12,316	11,996
10/25	12,375	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.24%	-0.21%	2.15%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$518,576
  Total Number of Portfolio Holdings786
  Portfolio Turnover Rate 165.0%
  Total Advisory Fees Paid (amount in thousands)$2,224

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARI-0

R-3

PBMMX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$104	1.01%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $11,730	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,956	9,974
12/15	9,877	9,941
1/16	9,948	10,078
2/16	9,993	10,150
3/16	10,124	10,243
4/16	10,218	10,282
5/16	10,217	10,285
6/16	10,385	10,469
7/16	10,488	10,536
8/16	10,506	10,524
9/16	10,493	10,517
10/16	10,424	10,437
11/16	10,185	10,190
12/16	10,216	10,205
1/17	10,255	10,225
2/17	10,341	10,293
3/17	10,316	10,288
4/17	10,413	10,367
5/17	10,492	10,447
6/17	10,485	10,437
7/17	10,545	10,481
8/17	10,615	10,575
9/17	10,598	10,525
10/17	10,612	10,531
11/17	10,605	10,518
12/17	10,649	10,566
1/18	10,565	10,444
2/18	10,430	10,345
3/18	10,454	10,412
4/18	10,390	10,334
5/18	10,416	10,408
6/18	10,392	10,395
7/18	10,428	10,398
8/18	10,479	10,464
9/18	10,425	10,397
10/18	10,305	10,315
11/18	10,313	10,377
12/18	10,419	10,567
1/19	10,586	10,679
2/19	10,608	10,673
3/19	10,794	10,878
4/19	10,818	10,881
5/19	10,977	11,074
6/19	11,142	11,213
7/19	11,177	11,238
8/19	11,430	11,529
9/19	11,361	11,468
10/19	11,382	11,502
11/19	11,372	11,496
12/19	11,382	11,488
1/20	11,583	11,709
2/20	11,749	11,920
3/20	11,425	11,850
4/20	11,792	12,061
5/20	11,920	12,117
6/20	12,035	12,193
7/20	12,300	12,375
8/20	12,225	12,275
9/20	12,189	12,269
10/20	12,160	12,214
11/20	12,366	12,334
12/20	12,417	12,351
1/21	12,306	12,262
2/21	12,141	12,085
3/21	12,043	11,934
4/21	12,149	12,028
5/21	12,175	12,068
6/21	12,292	12,152
7/21	12,376	12,288
8/21	12,371	12,265
9/21	12,289	12,159
10/21	12,285	12,155
11/21	12,256	12,191
12/21	12,274	12,160
1/22	11,993	11,898
2/22	11,812	11,765
3/22	11,519	11,439
4/22	11,043	11,005
5/22	11,092	11,075
6/22	10,820	10,902
7/22	11,113	11,168
8/22	10,823	10,853
9/22	10,296	10,384
10/22	10,166	10,249
11/22	10,544	10,626
12/22	10,482	10,578
1/23	10,818	10,904
2/23	10,544	10,622
3/23	10,774	10,891
4/23	10,819	10,957
5/23	10,689	10,838
6/23	10,640	10,799
7/23	10,640	10,792
8/23	10,548	10,723
9/23	10,242	10,451
10/23	10,058	10,286
11/23	10,542	10,751
12/23	10,985	11,163
1/24	10,964	11,132
2/24	10,788	10,975
3/24	10,891	11,076
4/24	10,597	10,797
5/24	10,777	10,980
6/24	10,897	11,084
7/24	11,153	11,342
8/24	11,297	11,505
9/24	11,443	11,660
10/24	11,106	11,370
11/24	11,222	11,491
12/24	11,028	11,303
1/25	11,103	11,362
2/25	11,329	11,612
3/25	11,281	11,617
4/25	11,321	11,663
5/25	11,243	11,579
6/25	11,446	11,757
7/25	11,421	11,726
8/25	11,562	11,866
9/25	11,691	11,996
10/25	11,730	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	5.62%	-0.72%	1.61%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$518,576
  Total Number of Portfolio Holdings786
  Portfolio Turnover Rate 165.0%
  Total Advisory Fees Paid (amount in thousands)$2,224

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARR3-0

R-5

PBMPX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$72	0.70%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $12,106	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,967	9,974
12/15	9,882	9,941
1/16	9,956	10,078
2/16	10,004	10,150
3/16	10,137	10,243
4/16	10,233	10,282
5/16	10,235	10,285
6/16	10,406	10,469
7/16	10,512	10,536
8/16	10,532	10,524
9/16	10,522	10,517
10/16	10,456	10,437
11/16	10,218	10,190
12/16	10,253	10,205
1/17	10,295	10,225
2/17	10,383	10,293
3/17	10,371	10,288
4/17	10,460	10,367
5/17	10,543	10,447
6/17	10,549	10,437
7/17	10,601	10,481
8/17	10,674	10,575
9/17	10,660	10,525
10/17	10,686	10,531
11/17	10,672	10,518
12/17	10,729	10,566
1/18	10,648	10,444
2/18	10,514	10,345
3/18	10,532	10,412
4/18	10,470	10,334
5/18	10,499	10,408
6/18	10,478	10,395
7/18	10,516	10,398
8/18	10,570	10,464
9/18	10,518	10,397
10/18	10,400	10,315
11/18	10,412	10,377
12/18	10,521	10,567
1/19	10,691	10,679
2/19	10,717	10,673
3/19	10,907	10,878
4/19	10,944	10,881
5/19	11,108	11,074
6/19	11,277	11,213
7/19	11,316	11,238
8/19	11,564	11,529
9/19	11,508	11,468
10/19	11,522	11,502
11/19	11,514	11,496
12/19	11,538	11,488
1/20	11,734	11,709
2/20	11,905	11,920
3/20	11,591	11,850
4/20	11,954	12,061
5/20	12,087	12,117
6/20	12,206	12,193
7/20	12,490	12,375
8/20	12,416	12,275
9/20	12,383	12,269
10/20	12,346	12,214
11/20	12,569	12,334
12/20	12,613	12,351
1/21	12,516	12,262
2/21	12,339	12,085
3/21	12,254	11,934
4/21	12,366	12,028
5/21	12,384	12,068
6/21	12,517	12,152
7/21	12,606	12,288
8/21	12,604	12,265
9/21	12,512	12,159
10/21	12,511	12,155
11/21	12,485	12,191
12/21	12,507	12,160
1/22	12,223	11,898
2/22	12,042	11,765
3/22	11,747	11,439
4/22	11,276	11,005
5/22	11,329	11,075
6/22	11,043	10,902
7/22	11,357	11,168
8/22	11,052	10,853
9/22	10,518	10,384
10/22	10,387	10,249
11/22	10,787	10,626
12/22	10,715	10,578
1/23	11,073	10,904
2/23	10,783	10,622
3/23	11,022	10,891
4/23	11,083	10,957
5/23	10,940	10,838
6/23	10,905	10,799
7/23	10,908	10,792
8/23	10,816	10,723
9/23	10,494	10,451
10/23	10,320	10,286
11/23	10,818	10,751
12/23	11,275	11,163
1/24	11,256	11,132
2/24	11,078	10,975
3/24	11,175	11,076
4/24	10,876	10,797
5/24	11,063	10,980
6/24	11,190	11,084
7/24	11,455	11,342
8/24	11,619	11,505
9/24	11,760	11,660
10/24	11,416	11,370
11/24	11,551	11,491
12/24	11,355	11,303
1/25	11,422	11,362
2/25	11,657	11,612
3/25	11,623	11,617
4/25	11,654	11,663
5/25	11,589	11,579
6/25	11,801	11,757
7/25	11,779	11,726
8/25	11,927	11,866
9/25	12,063	11,996
10/25	12,106	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	6.04%	-0.39%	1.93%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$518,576
  Total Number of Portfolio Holdings786
  Portfolio Turnover Rate 165.0%
  Total Advisory Fees Paid (amount in thousands)$2,224

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARR5-0

Class A

PGBAX

Diversified Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $14,172	Bloomberg US Aggregate Index $12,071
10/15	9,625	10,000
11/15	9,543	9,974
12/15	9,378	9,941
1/16	9,228	10,078
2/16	9,265	10,150
3/16	9,585	10,243
4/16	9,747	10,282
5/16	9,756	10,285
6/16	9,948	10,469
7/16	10,134	10,536
8/16	10,210	10,524
9/16	10,286	10,517
10/16	10,251	10,437
11/16	10,096	10,190
12/16	10,250	10,205
1/17	10,426	10,225
2/17	10,580	10,293
3/17	10,590	10,288
4/17	10,707	10,367
5/17	10,786	10,447
6/17	10,802	10,437
7/17	10,957	10,481
8/17	11,050	10,575
9/17	11,085	10,525
10/17	11,135	10,531
11/17	11,189	10,518
12/17	11,260	10,566
1/18	11,424	10,444
2/18	11,112	10,345
3/18	11,159	10,412
4/18	11,157	10,334
5/18	11,067	10,408
6/18	10,985	10,395
7/18	11,170	10,398
8/18	11,022	10,464
9/18	11,102	10,397
10/18	10,838	10,315
11/18	10,845	10,377
12/18	10,621	10,567
1/19	11,092	10,679
2/19	11,185	10,673
3/19	11,307	10,878
4/19	11,446	10,881
5/19	11,350	11,074
6/19	11,601	11,213
7/19	11,669	11,238
8/19	11,652	11,529
9/19	11,754	11,468
10/19	11,832	11,502
11/19	11,832	11,496
12/19	12,046	11,488
1/20	12,124	11,709
2/20	11,844	11,920
3/20	9,995	11,850
4/20	10,189	12,061
5/20	10,503	12,117
6/20	10,730	12,193
7/20	11,118	12,375
8/20	11,317	12,275
9/20	11,283	12,269
10/20	11,357	12,214
11/20	11,924	12,334
12/20	12,230	12,351
1/21	12,209	12,262
2/21	12,295	12,085
3/21	12,474	11,934
4/21	12,727	12,028
5/21	12,880	12,068
6/21	12,884	12,152
7/21	13,010	12,288
8/21	13,155	12,265
9/21	12,904	12,159
10/21	13,076	12,155
11/21	12,937	12,191
12/21	13,238	12,160
1/22	12,915	11,898
2/22	12,695	11,765
3/22	12,657	11,439
4/22	12,277	11,005
5/22	12,196	11,075
6/22	11,713	10,902
7/22	12,047	11,168
8/22	11,893	10,853
9/22	11,406	10,384
10/22	11,418	10,249
11/22	11,763	10,626
12/22	11,714	10,578
1/23	12,122	10,904
2/23	11,942	10,622
3/23	11,955	10,891
4/23	12,049	10,957
5/23	11,930	10,838
6/23	12,055	10,799
7/23	12,176	10,792
8/23	12,103	10,723
9/23	11,905	10,451
10/23	11,758	10,286
11/23	12,279	10,751
12/23	12,684	11,163
1/24	12,732	11,132
2/24	12,685	10,975
3/24	12,840	11,076
4/24	12,684	10,797
5/24	12,842	10,980
6/24	12,902	11,084
7/24	13,127	11,342
8/24	13,287	11,505
9/24	13,470	11,660
10/24	13,288	11,370
11/24	13,421	11,491
12/24	13,324	11,303
1/25	13,429	11,362
2/25	13,603	11,612
3/25	13,539	11,617
4/25	13,519	11,663
5/25	13,594	11,579
6/25	13,807	11,757
7/25	13,844	11,726
8/25	14,046	11,866
9/25	14,178	11,996
10/25	14,172	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.65%	4.53%	3.94%
Class A Shares Including Sales Charge	2.62%	3.73%	3.55%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,396,800
  Total Number of Portfolio Holdings3,175
  Portfolio Turnover Rate 92.9%
  Total Advisory Fees Paid (amount in thousands)$16,244

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARA-0

Class C

PGDCX

Diversified Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.80%

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $13,858	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,909	9,974
12/15	9,731	9,941
1/16	9,568	10,078
2/16	9,601	10,150
3/16	9,928	10,243
4/16	10,083	10,282
5/16	10,094	10,285
6/16	10,279	10,469
7/16	10,466	10,536
8/16	10,545	10,524
9/16	10,610	10,517
10/16	10,567	10,437
11/16	10,399	10,190
12/16	10,552	10,205
1/17	10,729	10,225
2/17	10,882	10,293
3/17	10,877	10,288
4/17	10,999	10,367
5/17	11,066	10,447
6/17	11,082	10,437
7/17	11,228	10,481
8/17	11,325	10,575
9/17	11,353	10,525
10/17	11,390	10,531
11/17	11,437	10,518
12/17	11,503	10,566
1/18	11,665	10,444
2/18	11,338	10,345
3/18	11,379	10,412
4/18	11,370	10,334
5/18	11,279	10,408
6/18	11,179	10,395
7/18	11,361	10,398
8/18	11,210	10,464
9/18	11,277	10,397
10/18	11,009	10,315
11/18	11,000	10,377
12/18	10,774	10,567
1/19	11,247	10,679
2/19	11,335	10,673
3/19	11,444	10,878
4/19	11,578	10,881
5/19	11,472	11,074
6/19	11,720	11,213
7/19	11,781	11,238
8/19	11,756	11,529
9/19	11,852	11,468
10/19	11,922	11,502
11/19	11,916	11,496
12/19	12,124	11,488
1/20	12,187	11,709
2/20	11,904	11,920
3/20	10,035	11,850
4/20	10,225	12,061
5/20	10,536	12,117
6/20	10,758	12,193
7/20	11,140	12,375
8/20	11,334	12,275
9/20	11,293	12,269
10/20	11,360	12,214
11/20	11,924	12,334
12/20	12,212	12,351
1/21	12,185	12,262
2/21	12,264	12,085
3/21	12,435	11,934
4/21	12,686	12,028
5/21	12,821	12,068
6/21	12,827	12,152
7/21	12,934	12,288
8/21	13,071	12,265
9/21	12,813	12,159
10/21	12,978	12,155
11/21	12,831	12,191
12/21	13,132	12,160
1/22	12,792	11,898
2/22	12,565	11,765
3/22	12,519	11,439
4/22	12,151	11,005
5/22	12,053	11,075
6/22	11,565	10,902
7/22	11,889	11,168
8/22	11,728	10,853
9/22	11,246	10,384
10/22	11,252	10,249
11/22	11,588	10,626
12/22	11,529	10,578
1/23	11,927	10,904
2/23	11,731	10,622
3/23	11,745	10,891
4/23	11,830	10,957
5/23	11,704	10,838
6/23	11,819	10,799
7/23	11,921	10,792
8/23	11,841	10,723
9/23	11,648	10,451
10/23	11,497	10,286
11/23	12,007	10,751
12/23	12,403	11,163
1/24	12,450	11,132
2/24	12,404	10,975
3/24	12,555	11,076
4/24	12,403	10,797
5/24	12,558	10,980
6/24	12,616	11,084
7/24	12,836	11,342
8/24	12,992	11,505
9/24	13,171	11,660
10/24	12,994	11,370
11/24	13,123	11,491
12/24	13,029	11,303
1/25	13,131	11,362
2/25	13,301	11,612
3/25	13,239	11,617
4/25	13,220	11,663
5/25	13,292	11,579
6/25	13,501	11,757
7/25	13,537	11,726
8/25	13,734	11,866
9/25	13,864	11,996
10/25	13,858	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.75%	3.74%	3.32%
Class C Shares Including Sales Charge	4.75%	3.74%	3.32%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,396,800
  Total Number of Portfolio Holdings3,175
  Portfolio Turnover Rate 92.9%
  Total Advisory Fees Paid (amount in thousands)$16,244

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARC-0

Institutional

PGDIX

Diversified Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.69%

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $15,205	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,918	9,974
12/15	9,748	9,941
1/16	9,595	10,078
2/16	9,636	10,150
3/16	9,973	10,243
4/16	10,137	10,282
5/16	10,157	10,285
6/16	10,353	10,469
7/16	10,550	10,536
8/16	10,640	10,524
9/16	10,715	10,517
10/16	10,680	10,437
11/16	10,521	10,190
12/16	10,685	10,205
1/17	10,873	10,225
2/17	11,045	10,293
3/17	11,051	10,288
4/17	11,176	10,367
5/17	11,262	10,447
6/17	11,281	10,437
7/17	11,447	10,481
8/17	11,548	10,575
9/17	11,587	10,525
10/17	11,642	10,531
11/17	11,701	10,518
12/17	11,779	10,566
1/18	11,955	10,444
2/18	11,621	10,345
3/18	11,682	10,412
4/18	11,683	10,334
5/18	11,592	10,408
6/18	11,509	10,395
7/18	11,706	10,398
8/18	11,554	10,464
9/18	11,642	10,397
10/18	11,367	10,315
11/18	11,377	10,377
12/18	11,144	10,567
1/19	11,645	10,679
2/19	11,745	10,673
3/19	11,868	10,878
4/19	12,019	10,881
5/19	11,921	11,074
6/19	12,197	11,213
7/19	12,263	11,238
8/19	12,258	11,529
9/19	12,360	11,468
10/19	12,445	11,502
11/19	12,449	11,496
12/19	12,679	11,488
1/20	12,765	11,709
2/20	12,481	11,920
3/20	10,528	11,850
4/20	10,737	12,061
5/20	11,073	12,117
6/20	11,316	12,193
7/20	11,720	12,375
8/20	11,935	12,275
9/20	11,902	12,269
10/20	11,984	12,214
11/20	12,588	12,334
12/20	12,916	12,351
1/21	12,897	12,262
2/21	12,992	12,085
3/21	13,186	11,934
4/21	13,459	12,028
5/21	13,615	12,068
6/21	13,633	12,152
7/21	13,761	12,288
8/21	13,929	12,265
9/21	13,667	12,159
10/21	13,844	12,155
11/21	13,700	12,191
12/21	14,035	12,160
1/22	13,694	11,898
2/22	13,453	11,765
3/22	13,416	11,439
4/22	13,025	11,005
5/22	12,941	11,075
6/22	12,430	10,902
7/22	12,790	11,168
8/22	12,629	10,853
9/22	12,113	10,384
10/22	12,139	10,249
11/22	12,511	10,626
12/22	12,463	10,578
1/23	12,892	10,904
2/23	12,703	10,622
3/23	12,732	10,891
4/23	12,824	10,957
5/23	12,712	10,838
6/23	12,839	10,799
7/23	12,973	10,792
8/23	12,898	10,723
9/23	12,690	10,451
10/23	12,547	10,286
11/23	13,086	10,751
12/23	13,525	11,163
1/24	13,592	11,132
2/24	13,534	10,975
3/24	13,715	11,076
4/24	13,552	10,797
5/24	13,726	10,980
6/24	13,794	11,084
7/24	14,040	11,342
8/24	14,216	11,505
9/24	14,405	11,660
10/24	14,225	11,370
11/24	14,371	11,491
12/24	14,260	11,303
1/25	14,378	11,362
2/25	14,569	11,612
3/25	14,504	11,617
4/25	14,488	11,663
5/25	14,572	11,579
6/25	14,806	11,757
7/25	14,850	11,726
8/25	15,072	11,866
9/25	15,208	11,996
10/25	15,205	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.89%	4.88%	4.28%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,396,800
  Total Number of Portfolio Holdings3,175
  Portfolio Turnover Rate 92.9%
  Total Advisory Fees Paid (amount in thousands)$16,244

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARI-0

R-6

PGBLX

Diversified Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$70	0.68%

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $15,221	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,917	9,974
12/15	9,747	9,941
1/16	9,594	10,078
2/16	9,635	10,150
3/16	9,971	10,243
4/16	10,135	10,282
5/16	10,155	10,285
6/16	10,351	10,469
7/16	10,548	10,536
8/16	10,638	10,524
9/16	10,713	10,517
10/16	10,678	10,437
11/16	10,519	10,190
12/16	10,683	10,205
1/17	10,870	10,225
2/17	11,043	10,293
3/17	11,048	10,288
4/17	11,173	10,367
5/17	11,259	10,447
6/17	11,279	10,437
7/17	11,444	10,481
8/17	11,546	10,575
9/17	11,585	10,525
10/17	11,632	10,531
11/17	11,691	10,518
12/17	11,778	10,566
1/18	11,946	10,444
2/18	11,621	10,345
3/18	11,674	10,412
4/18	11,676	10,334
5/18	11,593	10,408
6/18	11,501	10,395
7/18	11,699	10,398
8/18	11,556	10,464
9/18	11,635	10,397
10/18	11,369	10,315
11/18	11,371	10,377
12/18	11,138	10,567
1/19	11,639	10,679
2/19	11,739	10,673
3/19	11,862	10,878
4/19	12,013	10,881
5/19	11,915	11,074
6/19	12,192	11,213
7/19	12,259	11,238
8/19	12,244	11,529
9/19	12,356	11,468
10/19	12,441	11,502
11/19	12,445	11,496
12/19	12,675	11,488
1/20	12,761	11,709
2/20	12,468	11,920
3/20	10,523	11,850
4/20	10,732	12,061
5/20	11,069	12,117
6/20	11,312	12,193
7/20	11,717	12,375
8/20	11,931	12,275
9/20	11,899	12,269
10/20	11,981	12,214
11/20	12,585	12,334
12/20	12,914	12,351
1/21	12,895	12,262
2/21	12,990	12,085
3/21	13,184	11,934
4/21	13,457	12,028
5/21	13,613	12,068
6/21	13,632	12,152
7/21	13,760	12,288
8/21	13,927	12,265
9/21	13,665	12,159
10/21	13,843	12,155
11/21	13,698	12,191
12/21	14,034	12,160
1/22	13,692	11,898
2/22	13,452	11,765
3/22	13,415	11,439
4/22	13,024	11,005
5/22	12,940	11,075
6/22	12,429	10,902
7/22	12,789	11,168
8/22	12,628	10,853
9/22	12,112	10,384
10/22	12,138	10,249
11/22	12,500	10,626
12/22	12,462	10,578
1/23	12,893	10,904
2/23	12,703	10,622
3/23	12,721	10,891
4/23	12,825	10,957
5/23	12,701	10,838
6/23	12,851	10,799
7/23	12,974	10,792
8/23	12,899	10,723
9/23	12,702	10,451
10/23	12,547	10,286
11/23	13,099	10,751
12/23	13,538	11,163
1/24	13,594	11,132
2/24	13,547	10,975
3/24	13,717	11,076
4/24	13,554	10,797
5/24	13,728	10,980
6/24	13,808	11,084
7/24	14,043	11,342
8/24	14,219	11,505
9/24	14,420	11,660
10/24	14,228	11,370
11/24	14,375	11,491
12/24	14,275	11,303
1/25	14,393	11,362
2/25	14,573	11,612
3/25	14,520	11,617
4/25	14,503	11,663
5/25	14,588	11,579
6/25	14,822	11,757
7/25	14,867	11,726
8/25	15,076	11,866
9/25	15,224	11,996
10/25	15,221	12,071

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.98%	4.90%	4.29%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 15, 2008.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,396,800
  Total Number of Portfolio Holdings3,175
  Portfolio Turnover Rate 92.9%
  Total Advisory Fees Paid (amount in thousands)$16,244

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARR6-0

Class A

PRWLX

Diversified International Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.22%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $19,046	MSCI ACWI Ex USA Index NTR $20,933
10/15	9,452	10,000
11/15	9,427	9,793
12/15	9,287	9,609
1/16	8,808	8,955
2/16	8,568	8,853
3/16	9,138	9,573
4/16	9,270	9,825
5/16	9,287	9,659
6/16	9,023	9,511
7/16	9,411	9,981
8/16	9,460	10,045
9/16	9,609	10,168
10/16	9,378	10,022
11/16	9,146	9,791
12/16	9,252	10,041
1/17	9,678	10,396
2/17	9,712	10,562
3/17	10,021	10,830
4/17	10,313	11,062
5/17	10,614	11,421
6/17	10,673	11,456
7/17	11,107	11,879
8/17	11,258	11,941
9/17	11,508	12,162
10/17	11,667	12,391
11/17	11,659	12,492
12/17	11,850	12,771
1/18	12,536	13,482
2/18	11,884	12,847
3/18	11,740	12,620
4/18	11,884	12,821
5/18	11,697	12,525
6/18	11,376	12,290
7/18	11,680	12,584
8/18	11,511	12,321
9/18	11,469	12,377
10/18	10,385	11,370
11/18	10,308	11,478
12/18	9,758	10,958
1/19	10,517	11,786
2/19	10,652	12,016
3/19	10,806	12,088
4/19	11,113	12,407
5/19	10,589	11,741
6/19	11,176	12,448
7/19	10,959	12,298
8/19	10,742	11,918
9/19	10,968	12,225
10/19	11,312	12,651
11/19	11,456	12,763
12/19	11,939	13,315
1/20	11,764	12,958
2/20	11,092	11,933
3/20	9,299	10,206
4/20	10,053	10,979
5/20	10,467	11,338
6/20	10,918	11,851
7/20	11,525	12,379
8/20	11,975	12,909
9/20	11,920	12,592
10/20	11,718	12,321
11/20	13,070	13,978
12/20	13,967	14,734
1/21	13,800	14,766
2/21	14,124	15,058
3/21	14,412	15,248
4/21	14,838	15,697
5/21	15,227	16,188
6/21	15,051	16,084
7/21	14,977	15,818
8/21	15,292	16,119
9/21	14,643	15,603
10/21	15,134	15,975
11/21	14,541	15,256
12/21	15,246	15,887
1/22	14,498	15,301
2/22	13,929	14,998
3/22	13,813	15,022
4/22	12,854	14,079
5/22	12,896	14,180
6/22	11,759	12,960
7/22	12,443	13,404
8/22	11,811	12,973
9/22	10,831	11,676
10/22	11,348	12,025
11/22	12,633	13,445
12/22	12,181	13,344
1/23	13,156	14,427
2/23	12,732	13,920
3/23	13,146	14,260
4/23	13,368	14,508
5/23	13,114	13,980
6/23	13,676	14,608
7/23	13,941	15,202
8/23	13,464	14,515
9/23	12,934	14,057
10/23	12,584	13,477
11/23	13,623	14,690
12/23	14,273	15,428
1/24	14,197	15,275
2/24	14,749	15,661
3/24	15,356	16,151
4/24	14,998	15,861
5/24	15,648	16,321
6/24	15,345	16,306
7/24	15,702	16,683
8/24	16,071	17,159
9/24	16,222	17,621
10/24	15,399	16,756
11/24	15,334	16,604
12/24	14,925	16,282
1/25	15,610	16,938
2/25	16,122	17,173
3/25	16,076	17,134
4/25	16,509	17,753
5/25	17,237	18,566
6/25	17,760	19,196
7/25	17,567	19,141
8/25	18,215	19,805
9/25	18,852	20,518
10/25	19,046	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	23.68%	10.20%	7.26%
Class A Shares Including Sales Charge	16.86%	8.96%	6.65%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,192,430
  Total Number of Portfolio Holdings103
  Portfolio Turnover Rate 38.2%
  Total Advisory Fees Paid (amount in thousands)$21,341

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARA-0

Class J

PIIJX

Diversified International Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$124	1.11%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $20,421	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,974	9,793
12/15	9,819	9,609
1/16	9,324	8,955
2/16	9,067	8,853
3/16	9,677	9,573
4/16	9,819	9,825
5/16	9,828	9,659
6/16	9,562	9,511
7/16	9,969	9,981
8/16	10,022	10,045
9/16	10,182	10,168
10/16	9,934	10,022
11/16	9,695	9,791
12/16	9,810	10,041
1/17	10,268	10,396
2/17	10,304	10,562
3/17	10,627	10,830
4/17	10,940	11,062
5/17	11,263	11,421
6/17	11,326	11,456
7/17	11,783	11,879
8/17	11,945	11,941
9/17	12,223	12,162
10/17	12,393	12,391
11/17	12,384	12,492
12/17	12,583	12,771
1/18	13,320	13,482
2/18	12,628	12,847
3/18	12,474	12,620
4/18	12,628	12,821
5/18	12,428	12,525
6/18	12,091	12,290
7/18	12,419	12,584
8/18	12,237	12,321
9/18	12,191	12,377
10/18	11,044	11,370
11/18	10,962	11,478
12/18	10,377	10,958
1/19	11,175	11,786
2/19	11,331	12,016
3/19	11,496	12,088
4/19	11,817	12,407
5/19	11,263	11,741
6/19	11,885	12,448
7/19	11,662	12,298
8/19	11,438	11,918
9/19	11,671	12,225
10/19	12,041	12,651
11/19	12,187	12,763
12/19	12,711	13,315
1/20	12,523	12,958
2/20	11,808	11,933
3/20	9,893	10,206
4/20	10,707	10,979
5/20	11,143	11,338
6/20	11,630	11,851
7/20	12,275	12,379
8/20	12,761	12,909
9/20	12,701	12,592
10/20	12,483	12,321
11/20	13,932	13,978
12/20	14,875	14,734
1/21	14,705	14,766
2/21	15,055	15,058
3/21	15,355	15,248
4/21	15,816	15,697
5/21	16,236	16,188
6/21	16,046	16,084
7/21	15,966	15,818
8/21	16,306	16,119
9/21	15,616	15,603
10/21	16,146	15,975
11/21	15,506	15,256
12/21	16,265	15,887
1/22	15,466	15,301
2/22	14,861	14,998
3/22	14,735	15,022
4/22	13,719	14,079
5/22	13,765	14,180
6/22	12,555	12,960
7/22	13,286	13,404
8/22	12,612	12,973
9/22	11,562	11,676
10/22	12,122	12,025
11/22	13,491	13,445
12/22	13,007	13,344
1/23	14,054	14,427
2/23	13,605	13,920
3/23	14,054	14,260
4/23	14,284	14,508
5/23	14,008	13,980
6/23	14,606	14,608
7/23	14,905	15,202
8/23	14,387	14,515
9/23	13,824	14,057
10/23	13,456	13,477
11/23	14,560	14,690
12/23	15,261	15,428
1/24	15,179	15,275
2/24	15,779	15,661
3/24	16,426	16,151
4/24	16,050	15,861
5/24	16,744	16,321
6/24	16,426	16,306
7/24	16,803	16,683
8/24	17,203	17,159
9/24	17,367	17,621
10/24	16,497	16,756
11/24	16,414	16,604
12/24	15,983	16,282
1/25	16,716	16,938
2/25	17,273	17,173
3/25	17,224	17,134
4/25	17,682	17,753
5/25	18,463	18,566
6/25	19,020	19,196
7/25	18,822	19,141
8/25	19,516	19,805
9/25	20,210	20,518
10/25	20,421	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	23.79%	10.34%	7.40%
Class J Shares Including Sales Charge	22.79%	10.34%	7.40%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,192,430
  Total Number of Portfolio Holdings103
  Portfolio Turnover Rate 38.2%
  Total Advisory Fees Paid (amount in thousands)$21,341

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARJ-0

Institutional

PIIIX

Diversified International Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.86%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $20,986	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,974	9,793
12/15	9,825	9,609
1/16	9,332	8,955
2/16	9,077	8,853
3/16	9,685	9,573
4/16	9,834	9,825
5/16	9,852	9,659
6/16	9,579	9,511
7/16	9,993	9,981
8/16	10,054	10,045
9/16	10,213	10,168
10/16	9,966	10,022
11/16	9,729	9,791
12/16	9,851	10,041
1/17	10,307	10,396
2/17	10,343	10,562
3/17	10,675	10,830
4/17	10,997	11,062
5/17	11,319	11,421
6/17	11,391	11,456
7/17	11,848	11,879
8/17	12,018	11,941
9/17	12,296	12,162
10/17	12,475	12,391
11/17	12,466	12,492
12/17	12,675	12,771
1/18	13,413	13,482
2/18	12,720	12,847
3/18	12,574	12,620
4/18	12,729	12,821
5/18	12,529	12,525
6/18	12,191	12,290
7/18	12,529	12,584
8/18	12,346	12,321
9/18	12,310	12,377
10/18	11,152	11,370
11/18	11,079	11,478
12/18	10,481	10,958
1/19	11,303	11,786
2/19	11,459	12,016
3/19	11,626	12,088
4/19	11,958	12,407
5/19	11,401	11,741
6/19	12,037	12,448
7/19	11,812	12,298
8/19	11,577	11,918
9/19	11,821	12,225
10/19	12,203	12,651
11/19	12,350	12,763
12/19	12,884	13,315
1/20	12,704	12,958
2/20	11,974	11,933
3/20	10,043	10,206
4/20	10,863	10,979
5/20	11,313	11,338
6/20	11,804	11,851
7/20	12,454	12,379
8/20	12,954	12,909
9/20	12,894	12,592
10/20	12,674	12,321
11/20	14,144	13,978
12/20	15,115	14,734
1/21	14,943	14,766
2/21	15,307	15,058
3/21	15,610	15,248
4/21	16,085	15,697
5/21	16,510	16,188
6/21	16,318	16,084
7/21	16,247	15,818
8/21	16,591	16,119
9/21	15,893	15,603
10/21	16,429	15,975
11/21	15,792	15,256
12/21	16,561	15,887
1/22	15,753	15,301
2/22	15,130	14,998
3/22	15,015	15,022
4/22	13,976	14,079
5/22	14,034	14,180
6/22	12,799	12,960
7/22	13,537	13,404
8/22	12,856	12,973
9/22	11,795	11,676
10/22	12,360	12,025
11/22	13,768	13,445
12/22	13,279	13,344
1/23	14,352	14,427
2/23	13,885	13,920
3/23	14,352	14,260
4/23	14,597	14,508
5/23	14,317	13,980
6/23	14,935	14,608
7/23	15,238	15,202
8/23	14,713	14,515
9/23	14,142	14,057
10/23	13,769	13,477
11/23	14,900	14,690
12/23	15,628	15,428
1/24	15,544	15,275
2/24	16,154	15,661
3/24	16,823	16,151
4/24	16,441	15,861
5/24	17,158	16,321
6/24	16,835	16,306
7/24	17,230	16,683
8/24	17,636	17,159
9/24	17,804	17,621
10/24	16,907	16,756
11/24	16,835	16,604
12/24	16,396	16,282
1/25	17,154	16,938
2/25	17,721	17,173
3/25	17,671	17,134
4/25	18,150	17,753
5/25	18,956	18,566
6/25	19,536	19,196
7/25	19,334	19,141
8/25	20,053	19,805
9/25	20,771	20,518
10/25	20,986	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	24.12%	10.61%	7.69%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,192,430
  Total Number of Portfolio Holdings103
  Portfolio Turnover Rate 38.2%
  Total Advisory Fees Paid (amount in thousands)$21,341

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARI-0

R-3

PINRX

Diversified International Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$155	1.39%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $19,957	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,983	9,793
12/15	9,824	9,609
1/16	9,332	8,955
2/16	9,068	8,853
3/16	9,675	9,573
4/16	9,815	9,825
5/16	9,824	9,659
6/16	9,552	9,511
7/16	9,956	9,981
8/16	10,017	10,045
9/16	10,167	10,168
10/16	9,921	10,022
11/16	9,675	9,791
12/16	9,794	10,041
1/17	10,247	10,396
2/17	10,273	10,562
3/17	10,602	10,830
4/17	10,913	11,062
5/17	11,223	11,421
6/17	11,295	11,456
7/17	11,747	11,879
8/17	11,907	11,941
9/17	12,174	12,162
10/17	12,342	12,391
11/17	12,333	12,492
12/17	12,532	12,771
1/18	13,260	13,482
2/18	12,568	12,847
3/18	12,415	12,620
4/18	12,568	12,821
5/18	12,361	12,525
6/18	12,019	12,290
7/18	12,343	12,584
8/18	12,163	12,321
9/18	12,118	12,377
10/18	10,976	11,370
11/18	10,895	11,478
12/18	10,305	10,958
1/19	11,109	11,786
2/19	11,252	12,016
3/19	11,415	12,088
4/19	11,731	12,407
5/19	11,185	11,741
6/19	11,807	12,448
7/19	11,577	12,298
8/19	11,348	11,918
9/19	11,577	12,225
10/19	11,951	12,651
11/19	12,094	12,763
12/19	12,598	13,315
1/20	12,423	12,958
2/20	11,703	11,933
3/20	9,806	10,206
4/20	10,614	10,979
5/20	11,051	11,338
6/20	11,518	11,851
7/20	12,160	12,379
8/20	12,637	12,909
9/20	12,579	12,592
10/20	12,355	12,321
11/20	13,785	13,978
12/20	14,728	14,734
1/21	14,551	14,766
2/21	14,894	15,058
3/21	15,188	15,248
4/21	15,638	15,697
5/21	16,050	16,188
6/21	15,864	16,084
7/21	15,775	15,818
8/21	16,108	16,119
9/21	15,423	15,603
10/21	15,942	15,975
11/21	15,315	15,256
12/21	16,057	15,887
1/22	15,268	15,301
2/22	14,656	14,998
3/22	14,545	15,022
4/22	13,522	14,079
5/22	13,577	14,180
6/22	12,376	12,960
7/22	13,088	13,404
8/22	12,421	12,973
9/22	11,398	11,676
10/22	11,943	12,025
11/22	13,288	13,445
12/22	12,804	13,344
1/23	13,843	14,427
2/23	13,385	13,920
3/23	13,832	14,260
4/23	14,055	14,508
5/23	13,787	13,980
6/23	14,368	14,608
7/23	14,659	15,202
8/23	14,156	14,515
9/23	13,597	14,057
10/23	13,229	13,477
11/23	14,312	14,690
12/23	15,005	15,428
1/24	14,913	15,275
2/24	15,507	15,661
3/24	16,134	16,151
4/24	15,758	15,861
5/24	16,442	16,321
6/24	16,123	16,306
7/24	16,488	16,683
8/24	16,876	17,159
9/24	17,024	17,621
10/24	16,169	16,756
11/24	16,089	16,604
12/24	15,655	16,282
1/25	16,387	16,938
2/25	16,914	17,173
3/25	16,866	17,134
4/25	17,310	17,753
5/25	18,076	18,566
6/25	18,615	19,196
7/25	18,424	19,141
8/25	19,094	19,805
9/25	19,765	20,518
10/25	19,957	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	23.43%	10.07%	7.15%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,192,430
  Total Number of Portfolio Holdings103
  Portfolio Turnover Rate 38.2%
  Total Advisory Fees Paid (amount in thousands)$21,341

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR3-0

R-5

PINPX

Diversified International Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$121	1.08%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $20,586	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,974	9,793
12/15	9,826	9,609
1/16	9,330	8,955
2/16	9,069	8,853
3/16	9,678	9,573
4/16	9,817	9,825
5/16	9,843	9,659
6/16	9,565	9,511
7/16	9,974	9,981
8/16	10,035	10,045
9/16	10,191	10,168
10/16	9,948	10,022
11/16	9,704	9,791
12/16	9,825	10,041
1/17	10,284	10,396
2/17	10,319	10,562
3/17	10,637	10,830
4/17	10,963	11,062
5/17	11,281	11,421
6/17	11,342	11,456
7/17	11,801	11,879
8/17	11,969	11,941
9/17	12,242	12,162
10/17	12,410	12,391
11/17	12,401	12,492
12/17	12,608	12,771
1/18	13,342	13,482
2/18	12,652	12,847
3/18	12,500	12,620
4/18	12,652	12,821
5/18	12,455	12,525
6/18	12,115	12,290
7/18	12,446	12,584
8/18	12,267	12,321
9/18	12,223	12,377
10/18	11,076	11,370
11/18	10,996	11,478
12/18	10,403	10,958
1/19	11,216	11,786
2/19	11,369	12,016
3/19	11,532	12,088
4/19	11,857	12,407
5/19	11,302	11,741
6/19	11,934	12,448
7/19	11,704	12,298
8/19	11,474	11,918
9/19	11,714	12,225
10/19	12,096	12,651
11/19	12,240	12,763
12/19	12,761	13,315
1/20	12,585	12,958
2/20	11,853	11,933
3/20	9,939	10,206
4/20	10,759	10,979
5/20	11,208	11,338
6/20	11,687	11,851
7/20	12,331	12,379
8/20	12,829	12,909
9/20	12,761	12,592
10/20	12,546	12,321
11/20	14,001	13,978
12/20	14,956	14,734
1/21	14,778	14,766
2/21	15,133	15,058
3/21	15,438	15,248
4/21	15,901	15,697
5/21	16,325	16,188
6/21	16,138	16,084
7/21	16,059	15,818
8/21	16,394	16,119
9/21	15,704	15,603
10/21	16,236	15,975
11/21	15,596	15,256
12/21	16,359	15,887
1/22	15,553	15,301
2/22	14,948	14,998
3/22	14,824	15,022
4/22	13,793	14,079
5/22	13,849	14,180
6/22	12,639	12,960
7/22	13,368	13,404
8/22	12,684	12,973
9/22	11,642	11,676
10/22	12,202	12,025
11/22	13,581	13,445
12/22	13,093	13,344
1/23	14,155	14,427
2/23	13,692	13,920
3/23	14,144	14,260
4/23	14,393	14,508
5/23	14,110	13,980
6/23	14,720	14,608
7/23	15,014	15,202
8/23	14,506	14,515
9/23	13,941	14,057
10/23	13,557	13,477
11/23	14,675	14,690
12/23	15,387	15,428
1/24	15,306	15,275
2/24	15,907	15,661
3/24	16,566	16,151
4/24	16,185	15,861
5/24	16,890	16,321
6/24	16,555	16,306
7/24	16,948	16,683
8/24	17,341	17,159
9/24	17,503	17,621
10/24	16,624	16,756
11/24	16,555	16,604
12/24	16,107	16,282
1/25	16,863	16,938
2/25	17,411	17,173
3/25	17,362	17,134
4/25	17,824	17,753
5/25	18,615	18,566
6/25	19,187	19,196
7/25	18,980	19,141
8/25	19,686	19,805
9/25	20,379	20,518
10/25	20,586	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	23.83%	10.41%	7.49%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,192,430
  Total Number of Portfolio Holdings103
  Portfolio Turnover Rate 38.2%
  Total Advisory Fees Paid (amount in thousands)$21,341

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR5-0

R-6

PDIFX

Diversified International Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$85	0.76%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $20,753	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,983	9,793
12/15	9,824	9,609
1/16	9,332	8,955
2/16	9,068	8,853
3/16	9,675	9,573
4/16	9,815	9,825
5/16	9,824	9,659
6/16	9,552	9,511
7/16	9,956	9,981
8/16	10,017	10,045
9/16	10,167	10,168
10/16	9,921	10,022
11/16	9,675	9,791
12/16	9,794	10,041
1/17	10,247	10,396
2/17	10,273	10,562
3/17	10,602	10,830
4/17	10,913	11,062
5/17	11,223	11,421
6/17	11,295	11,456
7/17	11,747	11,879
8/17	11,907	11,941
9/17	12,174	12,162
10/17	12,342	12,391
11/17	12,333	12,492
12/17	12,532	12,771
1/18	13,260	13,482
2/18	12,568	12,847
3/18	12,415	12,620
4/18	12,568	12,821
5/18	12,361	12,525
6/18	12,019	12,290
7/18	12,343	12,584
8/18	12,163	12,321
9/18	12,118	12,377
10/18	10,976	11,370
11/18	10,895	11,478
12/18	10,305	10,958
1/19	11,109	11,786
2/19	11,252	12,016
3/19	11,425	12,088
4/19	11,752	12,407
5/19	11,204	11,741
6/19	11,829	12,448
7/19	11,608	12,298
8/19	11,386	11,918
9/19	11,627	12,225
10/19	12,002	12,651
11/19	12,146	12,763
12/19	12,663	13,315
1/20	12,486	12,958
2/20	11,778	11,933
3/20	9,879	10,206
4/20	10,685	10,979
5/20	11,128	11,338
6/20	11,610	11,851
7/20	12,260	12,379
8/20	12,752	12,909
9/20	12,693	12,592
10/20	12,486	12,321
11/20	13,932	13,978
12/20	14,882	14,734
1/21	14,713	14,766
2/21	15,071	15,058
3/21	15,380	15,248
4/21	15,838	15,697
5/21	16,266	16,188
6/21	16,076	16,084
7/21	16,007	15,818
8/21	16,345	16,119
9/21	15,658	15,603
10/21	16,196	15,975
11/21	15,559	15,256
12/21	16,319	15,887
1/22	15,523	15,301
2/22	14,920	14,998
3/22	14,807	15,022
4/22	13,772	14,079
5/22	13,840	14,180
6/22	12,623	12,960
7/22	13,351	13,404
8/22	12,680	12,973
9/22	11,634	11,676
10/22	12,202	12,025
11/22	13,578	13,445
12/22	13,099	13,344
1/23	14,157	14,427
2/23	13,709	13,920
3/23	14,157	14,260
4/23	14,399	14,508
5/23	14,134	13,980
6/23	14,744	14,608
7/23	15,043	15,202
8/23	14,525	14,515
9/23	13,962	14,057
10/23	13,594	13,477
11/23	14,721	14,690
12/23	15,430	15,428
1/24	15,347	15,275
2/24	15,961	15,661
3/24	16,622	16,151
4/24	16,244	15,861
5/24	16,953	16,321
6/24	16,622	16,306
7/24	17,012	16,683
8/24	17,425	17,159
9/24	17,590	17,621
10/24	16,705	16,756
11/24	16,634	16,604
12/24	16,202	16,282
1/25	16,952	16,938
2/25	17,512	17,173
3/25	17,475	17,134
4/25	17,949	17,753
5/25	18,746	18,566
6/25	19,320	19,196
7/25	19,120	19,141
8/25	19,831	19,805
9/25	20,529	20,518
10/25	20,753	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	24.23%	10.70%	7.57%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,192,430
  Total Number of Portfolio Holdings103
  Portfolio Turnover Rate 38.2%
  Total Advisory Fees Paid (amount in thousands)$21,341

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 1, 2025, the Manager contractually agreed to limit the Fund's Class R-6 expenses so that "Other Expenses" do not exceed 0.04%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR6-0

Class A

PQIAX

Equity Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $25,407	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	9,451	10,000	10,000
11/15	9,498	10,033	10,038
12/15	9,216	9,853	9,822
1/16	8,884	9,322	9,315
2/16	8,917	9,319	9,312
3/16	9,454	9,968	9,983
4/16	9,602	10,022	10,193
5/16	9,787	10,198	10,351
6/16	9,894	10,221	10,441
7/16	10,099	10,610	10,744
8/16	10,185	10,624	10,827
9/16	10,107	10,633	10,804
10/16	9,976	10,426	10,637
11/16	10,342	10,837	11,245
12/16	10,612	11,040	11,526
1/17	10,795	11,262	11,608
2/17	11,155	11,698	12,025
3/17	11,136	11,705	11,902
4/17	11,178	11,829	11,880
5/17	11,405	11,980	11,868
6/17	11,434	12,064	12,062
7/17	11,669	12,303	12,223
8/17	11,626	12,341	12,080
9/17	11,943	12,604	12,438
10/17	12,202	12,893	12,528
11/17	12,651	13,286	12,912
12/17	12,792	13,434	13,100
1/18	13,317	14,172	13,607
2/18	12,637	13,652	12,957
3/18	12,498	13,342	12,729
4/18	12,547	13,387	12,771
5/18	12,731	13,729	12,847
6/18	12,740	13,818	12,879
7/18	13,385	14,294	13,389
8/18	13,550	14,787	13,587
9/18	13,569	14,843	13,614
10/18	12,784	13,793	12,909
11/18	13,222	14,073	13,294
12/18	12,104	12,792	12,017
1/19	12,951	13,864	12,953
2/19	13,270	14,333	13,367
3/19	13,419	14,583	13,452
4/19	13,985	15,172	13,929
5/19	13,204	14,205	13,033
6/19	14,137	15,202	13,969
7/19	14,445	15,438	14,085
8/19	14,163	15,155	13,670
9/19	14,642	15,418	14,158
10/19	14,718	15,745	14,356
11/19	15,147	16,340	14,800
12/19	15,545	16,812	15,207
1/20	15,199	16,830	14,880
2/20	13,652	15,455	13,439
3/20	11,591	13,412	11,142
4/20	12,743	15,185	12,395
5/20	13,226	15,986	12,820
6/20	13,253	16,339	12,735
7/20	14,005	17,296	13,238
8/20	14,595	18,565	13,785
9/20	14,278	17,887	13,447
10/20	14,204	17,456	13,270
11/20	15,858	19,511	15,055
12/20	16,505	20,336	15,632
1/21	16,268	20,168	15,489
2/21	16,988	20,753	16,425
3/21	17,726	21,538	17,392
4/21	18,454	22,698	18,087
5/21	18,804	22,805	18,509
6/21	18,719	23,377	18,297
7/21	18,986	23,863	18,444
8/21	19,337	24,553	18,809
9/21	18,303	23,425	18,155
10/21	19,532	25,051	19,077
11/21	19,081	24,715	18,404
12/21	20,121	25,716	19,565
1/22	19,598	24,266	19,110
2/22	18,889	23,600	18,888
3/22	19,335	24,396	19,421
4/22	18,226	22,222	18,326
5/22	18,721	22,188	18,682
6/22	17,146	20,330	17,050
7/22	18,289	22,223	18,180
8/22	17,713	21,370	17,638
9/22	16,040	19,393	16,092
10/22	17,454	20,948	17,742
11/22	18,740	22,081	18,850
12/22	17,940	20,797	18,091
1/23	19,063	22,191	19,028
2/23	18,218	21,663	18,357
3/23	17,936	22,349	18,273
4/23	18,340	22,626	18,548
5/23	17,403	22,731	17,832
6/23	18,631	24,266	19,017
7/23	19,349	25,101	19,686
8/23	18,621	24,662	19,154
9/23	17,953	23,503	18,415
10/23	17,309	22,935	17,765
11/23	18,717	25,077	19,106
12/23	19,873	26,314	20,164
1/24	19,936	26,681	20,185
2/24	20,492	28,122	20,930
3/24	21,443	29,024	21,976
4/24	20,576	27,789	21,037
5/24	21,262	29,097	21,704
6/24	21,251	30,060	21,500
7/24	22,227	30,498	22,599
8/24	22,969	31,221	23,205
9/24	23,270	31,888	23,527
10/24	23,040	31,665	23,269
11/24	24,475	33,704	24,754
12/24	22,863	32,764	23,061
1/25	24,018	33,807	24,129
2/25	23,924	33,216	24,227
3/25	22,990	31,294	23,554
4/25	22,295	31,107	22,836
5/25	23,249	33,093	23,638
6/25	24,117	34,769	24,446
7/25	24,324	35,542	24,586
8/25	25,192	36,290	25,370
9/25	25,501	37,548	25,749
10/25	25,407	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.27%	12.33%	10.39%
Class A Shares Including Sales Charge	4.22%	11.07%	9.77%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,468,129
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate 16.7%
  Total Advisory Fees Paid (amount in thousands)$43,771

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARA-0

Class C

PEUCX

Equity Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.63%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $25,313	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,044	10,033	10,038
12/15	9,736	9,853	9,822
1/16	9,382	9,322	9,315
2/16	9,410	9,319	9,312
3/16	9,971	9,968	9,983
4/16	10,123	10,022	10,193
5/16	10,310	10,198	10,351
6/16	10,416	10,221	10,441
7/16	10,628	10,610	10,744
8/16	10,708	10,624	10,827
9/16	10,620	10,633	10,804
10/16	10,476	10,426	10,637
11/16	10,853	10,837	11,245
12/16	11,129	11,040	11,526
1/17	11,317	11,262	11,608
2/17	11,687	11,698	12,025
3/17	11,656	11,705	11,902
4/17	11,697	11,829	11,880
5/17	11,927	11,980	11,868
6/17	11,948	12,064	12,062
7/17	12,187	12,303	12,223
8/17	12,134	12,341	12,080
9/17	12,455	12,604	12,438
10/17	12,719	12,893	12,528
11/17	13,182	13,286	12,912
12/17	13,319	13,434	13,100
1/18	13,858	14,172	13,607
2/18	13,137	13,652	12,957
3/18	12,988	13,342	12,729
4/18	13,031	13,387	12,771
5/18	13,210	13,729	12,847
6/18	13,212	13,818	12,879
7/18	13,872	14,294	13,389
8/18	14,034	14,787	13,587
9/18	14,048	14,843	13,614
10/18	13,232	13,793	12,909
11/18	13,670	14,073	13,294
12/18	12,510	12,792	12,017
1/19	13,377	13,864	12,953
2/19	13,697	14,333	13,367
3/19	13,844	14,583	13,452
4/19	14,416	15,172	13,929
5/19	13,602	14,205	13,033
6/19	14,559	15,202	13,969
7/19	14,862	15,438	14,085
8/19	14,564	15,155	13,670
9/19	15,048	15,418	14,158
10/19	15,118	15,745	14,356
11/19	15,549	16,340	14,800
12/19	15,945	16,812	15,207
1/20	15,579	16,830	14,880
2/20	13,985	15,455	13,439
3/20	11,864	13,412	11,142
4/20	13,039	15,185	12,395
5/20	13,523	15,986	12,820
6/20	13,547	16,339	12,735
7/20	14,304	17,296	13,238
8/20	14,896	18,565	13,785
9/20	14,562	17,887	13,447
10/20	14,479	17,456	13,270
11/20	16,152	19,511	15,055
12/20	16,806	20,336	15,632
1/21	16,553	20,168	15,489
2/21	17,273	20,753	16,425
3/21	18,010	21,538	17,392
4/21	18,742	22,698	18,087
5/21	19,083	22,805	18,509
6/21	18,988	23,377	18,297
7/21	19,242	23,863	18,444
8/21	19,589	24,553	18,809
9/21	18,527	23,425	18,155
10/21	19,763	25,051	19,077
11/21	19,294	24,715	18,404
12/21	20,328	25,716	19,565
1/22	19,793	24,266	19,110
2/22	19,059	23,600	18,888
3/22	19,502	24,396	19,421
4/22	18,370	22,222	18,326
5/22	18,859	22,188	18,682
6/22	17,261	20,330	17,050
7/22	18,401	22,223	18,180
8/22	17,808	21,370	17,638
9/22	16,117	19,393	16,092
10/22	17,525	20,948	17,742
11/22	18,805	22,081	18,850
12/22	17,991	20,797	18,091
1/23	19,105	22,191	19,028
2/23	18,247	21,663	18,357
3/23	17,954	22,349	18,273
4/23	18,350	22,626	18,548
5/23	17,398	22,731	17,832
6/23	18,613	24,266	19,017
7/23	19,316	25,101	19,686
8/23	18,576	24,662	19,154
9/23	17,897	23,503	18,415
10/23	17,246	22,935	17,765
11/23	18,648	25,077	19,106
12/23	19,800	26,314	20,164
1/24	19,863	26,681	20,185
2/24	20,417	28,122	20,930
3/24	21,364	29,024	21,976
4/24	20,501	27,789	21,037
5/24	21,184	29,097	21,704
6/24	21,173	30,060	21,500
7/24	22,146	30,498	22,599
8/24	22,885	31,221	23,205
9/24	23,185	31,888	23,527
10/24	22,956	31,665	23,269
11/24	24,385	33,704	24,754
12/24	22,779	32,764	23,061
1/25	23,930	33,807	24,129
2/25	23,836	33,216	24,227
3/25	22,905	31,294	23,554
4/25	22,213	31,107	22,836
5/25	23,163	33,093	23,638
6/25	24,028	34,769	24,446
7/25	24,234	35,542	24,586
8/25	25,099	36,290	25,370
9/25	25,408	37,548	25,749
10/25	25,313	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	9.41%	11.47%	9.73%
Class C Shares Including Sales Charge	8.42%	11.47%	9.73%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,468,129
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate 16.7%
  Total Advisory Fees Paid (amount in thousands)$43,771

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARC-0

Class J

PEIJX

Equity Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$78	0.74%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $27,033	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,050	10,033	10,038
12/15	9,751	9,853	9,822
1/16	9,401	9,322	9,315
2/16	9,436	9,319	9,312
3/16	10,003	9,968	9,983
4/16	10,160	10,022	10,193
5/16	10,356	10,198	10,351
6/16	10,470	10,221	10,441
7/16	10,686	10,610	10,744
8/16	10,777	10,624	10,827
9/16	10,694	10,633	10,804
10/16	10,556	10,426	10,637
11/16	10,943	10,837	11,245
12/16	11,229	11,040	11,526
1/17	11,423	11,262	11,608
2/17	11,803	11,698	12,025
3/17	11,784	11,705	11,902
4/17	11,828	11,829	11,880
5/17	12,068	11,980	11,868
6/17	12,099	12,064	12,062
7/17	12,347	12,303	12,223
8/17	12,302	12,341	12,080
9/17	12,638	12,604	12,438
10/17	12,912	12,893	12,528
11/17	13,387	13,286	12,912
12/17	13,536	13,434	13,100
1/18	14,091	14,172	13,607
2/18	13,372	13,652	12,957
3/18	13,225	13,342	12,729
4/18	13,277	13,387	12,771
5/18	13,471	13,729	12,847
6/18	13,481	13,818	12,879
7/18	14,164	14,294	13,389
8/18	14,338	14,787	13,587
9/18	14,357	14,843	13,614
10/18	13,528	13,793	12,909
11/18	13,991	14,073	13,294
12/18	12,809	12,792	12,017
1/19	13,705	13,864	12,953
2/19	14,047	14,333	13,367
3/19	14,205	14,583	13,452
4/19	14,799	15,172	13,929
5/19	13,973	14,205	13,033
6/19	14,965	15,202	13,969
7/19	15,286	15,438	14,085
8/19	14,993	15,155	13,670
9/19	15,500	15,418	14,158
10/19	15,579	15,745	14,356
11/19	16,028	16,340	14,800
12/19	16,454	16,812	15,207
1/20	16,087	16,830	14,880
2/20	14,452	15,455	13,439
3/20	12,266	13,412	11,142
4/20	13,490	15,185	12,395
5/20	14,000	15,986	12,820
6/20	14,031	16,339	12,735
7/20	14,831	17,296	13,238
8/20	15,451	18,565	13,785
9/20	15,117	17,887	13,447
10/20	15,044	17,456	13,270
11/20	16,793	19,511	15,055
12/20	17,479	20,336	15,632
1/21	17,228	20,168	15,489
2/21	17,991	20,753	16,425
3/21	18,775	21,538	17,392
4/21	19,545	22,698	18,087
5/21	19,920	22,805	18,509
6/21	19,834	23,377	18,297
7/21	20,112	23,863	18,444
8/21	20,488	24,553	18,809
9/21	19,394	23,425	18,155
10/21	20,701	25,051	19,077
11/21	20,229	24,715	18,404
12/21	21,326	25,716	19,565
1/22	20,777	24,266	19,110
2/22	20,026	23,600	18,888
3/22	20,503	24,396	19,421
4/22	19,328	22,222	18,326
5/22	19,853	22,188	18,682
6/22	18,185	20,330	17,050
7/22	19,396	22,223	18,180
8/22	18,785	21,370	17,638
9/22	17,018	19,393	16,092
10/22	18,516	20,948	17,742
11/22	19,878	22,081	18,850
12/22	19,034	20,797	18,091
1/23	20,230	22,191	19,028
2/23	19,329	21,663	18,357
3/23	19,035	22,349	18,273
4/23	19,468	22,626	18,548
5/23	18,470	22,731	17,832
6/23	19,775	24,266	19,017
7/23	20,542	25,101	19,686
8/23	19,764	24,662	19,154
9/23	19,060	23,503	18,415
10/23	18,378	22,935	17,765
11/23	19,875	25,077	19,106
12/23	21,100	26,314	20,164
1/24	21,168	26,681	20,185
2/24	21,763	28,122	20,930
3/24	22,777	29,024	21,976
4/24	21,857	27,789	21,037
5/24	22,585	29,097	21,704
6/24	22,579	30,060	21,500
7/24	23,621	30,498	22,599
8/24	24,409	31,221	23,205
9/24	24,737	31,888	23,527
10/24	24,492	31,665	23,269
11/24	26,015	33,704	24,754
12/24	24,313	32,764	23,061
1/25	25,539	33,807	24,129
2/25	25,440	33,216	24,227
3/25	24,447	31,294	23,554
4/25	23,716	31,107	22,836
5/25	24,728	33,093	23,638
6/25	25,657	34,769	24,446
7/25	25,876	35,542	24,586
8/25	26,799	36,290	25,370
9/25	27,134	37,548	25,749
10/25	27,033	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	10.37%	12.44%	10.46%
Class J Shares Including Sales Charge	9.38%	12.44%	10.46%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 31, 1939.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,468,129
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate 16.7%
  Total Advisory Fees Paid (amount in thousands)$43,771

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARJ-0

Institutional

PEIIX

Equity Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.52%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $27,859	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,054	10,033	10,038
12/15	9,757	9,853	9,822
1/16	9,410	9,322	9,315
2/16	9,445	9,319	9,312
3/16	10,019	9,968	9,983
4/16	10,180	10,022	10,193
5/16	10,380	10,198	10,351
6/16	10,496	10,221	10,441
7/16	10,717	10,610	10,744
8/16	10,811	10,624	10,827
9/16	10,735	10,633	10,804
10/16	10,596	10,426	10,637
11/16	10,989	10,837	11,245
12/16	11,277	11,040	11,526
1/17	11,480	11,262	11,608
2/17	11,866	11,698	12,025
3/17	11,848	11,705	11,902
4/17	11,897	11,829	11,880
5/17	12,142	11,980	11,868
6/17	12,175	12,064	12,062
7/17	12,430	12,303	12,223
8/17	12,389	12,341	12,080
9/17	12,728	12,604	12,438
10/17	13,008	12,893	12,528
11/17	13,494	13,286	12,912
12/17	13,649	13,434	13,100
1/18	14,217	14,172	13,607
2/18	13,488	13,652	12,957
3/18	13,342	13,342	12,729
4/18	13,403	13,387	12,771
5/18	13,599	13,729	12,847
6/18	13,613	13,818	12,879
7/18	14,306	14,294	13,389
8/18	14,486	14,787	13,587
9/18	14,510	14,843	13,614
10/18	13,681	13,793	12,909
11/18	14,153	14,073	13,294
12/18	12,958	12,792	12,017
1/19	13,869	13,864	12,953
2/19	14,220	14,333	13,367
3/19	14,381	14,583	13,452
4/19	14,992	15,172	13,929
5/19	14,155	14,205	13,033
6/19	15,164	15,202	13,969
7/19	15,500	15,438	14,085
8/19	15,207	15,155	13,670
9/19	15,726	15,418	14,158
10/19	15,811	15,745	14,356
11/19	16,276	16,340	14,800
12/19	16,710	16,812	15,207
1/20	16,338	16,830	14,880
2/20	14,683	15,455	13,439
3/20	12,470	13,412	11,142
4/20	13,714	15,185	12,395
5/20	14,237	15,986	12,820
6/20	14,274	16,339	12,735
7/20	15,088	17,296	13,238
8/20	15,723	18,565	13,785
9/20	15,390	17,887	13,447
10/20	15,315	17,456	13,270
11/20	17,101	19,511	15,055
12/20	17,802	20,336	15,632
1/21	17,552	20,168	15,489
2/21	18,333	20,753	16,425
3/21	19,136	21,538	17,392
4/21	19,926	22,698	18,087
5/21	20,308	22,805	18,509
6/21	20,229	23,377	18,297
7/21	20,517	23,863	18,444
8/21	20,906	24,553	18,809
9/21	19,793	23,425	18,155
10/21	21,130	25,051	19,077
11/21	20,649	24,715	18,404
12/21	21,777	25,716	19,565
1/22	21,221	24,266	19,110
2/22	20,455	23,600	18,888
3/22	20,947	24,396	19,421
4/22	19,747	22,222	18,326
5/22	20,294	22,188	18,682
6/22	18,593	20,330	17,050
7/22	19,836	22,223	18,180
8/22	19,217	21,370	17,638
9/22	17,406	19,393	16,092
10/22	18,949	20,948	17,742
11/22	20,342	22,081	18,850
12/22	19,488	20,797	18,091
1/23	20,711	22,191	19,028
2/23	19,795	21,663	18,357
3/23	19,499	22,349	18,273
4/23	19,943	22,626	18,548
5/23	18,926	22,731	17,832
6/23	20,272	24,266	19,017
7/23	21,058	25,101	19,686
8/23	20,266	24,662	19,154
9/23	19,548	23,503	18,415
10/23	18,854	22,935	17,765
11/23	20,390	25,077	19,106
12/23	21,654	26,314	20,164
1/24	21,734	26,681	20,185
2/24	22,345	28,122	20,930
3/24	23,387	29,024	21,976
4/24	22,449	27,789	21,037
5/24	23,202	29,097	21,704
6/24	23,197	30,060	21,500
7/24	24,274	30,498	22,599
8/24	25,088	31,221	23,205
9/24	25,431	31,888	23,527
10/24	25,180	31,665	23,269
11/24	26,751	33,704	24,754
12/24	25,001	32,764	23,061
1/25	26,269	33,807	24,129
2/25	26,173	33,216	24,227
3/25	25,161	31,294	23,554
4/25	24,408	31,107	22,836
5/25	25,463	33,093	23,638
6/25	26,414	34,769	24,446
7/25	26,653	35,542	24,586
8/25	27,609	36,290	25,370
9/25	27,956	37,548	25,749
10/25	27,859	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	10.64%	12.71%	10.79%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,468,129
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate 16.7%
  Total Advisory Fees Paid (amount in thousands)$43,771

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARI-0

R-3

PEIOX

Equity Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$113	1.08%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $26,335	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,047	10,033	10,038
12/15	9,747	9,853	9,822
1/16	9,395	9,322	9,315
2/16	9,426	9,319	9,312
3/16	9,991	9,968	9,983
4/16	10,148	10,022	10,193
5/16	10,344	10,198	10,351
6/16	10,454	10,221	10,441
7/16	10,671	10,610	10,744
8/16	10,757	10,624	10,827
9/16	10,673	10,633	10,804
10/16	10,535	10,426	10,637
11/16	10,919	10,837	11,245
12/16	11,199	11,040	11,526
1/17	11,394	11,262	11,608
2/17	11,770	11,698	12,025
3/17	11,749	11,705	11,902
4/17	11,794	11,829	11,880
5/17	12,030	11,980	11,868
6/17	12,058	12,064	12,062
7/17	12,307	12,303	12,223
8/17	12,258	12,341	12,080
9/17	12,587	12,604	12,438
10/17	12,861	12,893	12,528
11/17	13,331	13,286	12,912
12/17	13,480	13,434	13,100
1/18	14,031	14,172	13,607
2/18	13,308	13,652	12,957
3/18	13,159	13,342	12,729
4/18	13,211	13,387	12,771
5/18	13,401	13,729	12,847
6/18	13,407	13,818	12,879
7/18	14,084	14,294	13,389
8/18	14,253	14,787	13,587
9/18	14,274	14,843	13,614
10/18	13,447	13,793	12,909
11/18	13,904	14,073	13,294
12/18	12,726	12,792	12,017
1/19	13,616	13,864	12,953
2/19	13,952	14,333	13,367
3/19	14,107	14,583	13,452
4/19	14,695	15,172	13,929
5/19	13,871	14,205	13,033
6/19	14,853	15,202	13,969
7/19	15,173	15,438	14,085
8/19	14,876	15,155	13,670
9/19	15,379	15,418	14,158
10/19	15,453	15,745	14,356
11/19	15,901	16,340	14,800
12/19	16,317	16,812	15,207
1/20	15,947	16,830	14,880
2/20	14,323	15,455	13,439
3/20	12,159	13,412	11,142
4/20	13,372	15,185	12,395
5/20	13,874	15,986	12,820
6/20	13,902	16,339	12,735
7/20	14,683	17,296	13,238
8/20	15,299	18,565	13,785
9/20	14,963	17,887	13,447
10/20	14,885	17,456	13,270
11/20	16,614	19,511	15,055
12/20	17,292	20,336	15,632
1/21	17,038	20,168	15,489
2/21	17,790	20,753	16,425
3/21	18,555	21,538	17,392
4/21	19,314	22,698	18,087
5/21	19,677	22,805	18,509
6/21	19,591	23,377	18,297
7/21	19,862	23,863	18,444
8/21	20,225	24,553	18,809
9/21	19,139	23,425	18,155
10/21	20,424	25,051	19,077
11/21	19,951	24,715	18,404
12/21	21,032	25,716	19,565
1/22	20,483	24,266	19,110
2/22	19,733	23,600	18,888
3/22	20,203	24,396	19,421
4/22	19,040	22,222	18,326
5/22	19,555	22,188	18,682
6/22	17,903	20,330	17,050
7/22	19,096	22,223	18,180
8/22	18,487	21,370	17,638
9/22	16,741	19,393	16,092
10/22	18,216	20,948	17,742
11/22	19,547	22,081	18,850
12/22	18,714	20,797	18,091
1/23	19,878	22,191	19,028
2/23	18,994	21,663	18,357
3/23	18,700	22,349	18,273
4/23	19,117	22,626	18,548
5/23	18,137	22,731	17,832
6/23	19,412	24,266	19,017
7/23	20,157	25,101	19,686
8/23	19,396	24,662	19,154
9/23	18,698	23,503	18,415
10/23	18,025	22,935	17,765
11/23	19,485	25,077	19,106
12/23	20,683	26,314	20,164
1/24	20,744	26,681	20,185
2/24	21,319	28,122	20,930
3/24	22,306	29,024	21,976
4/24	21,401	27,789	21,037
5/24	22,106	29,097	21,704
6/24	22,094	30,060	21,500
7/24	23,107	30,498	22,599
8/24	23,870	31,221	23,205
9/24	24,182	31,888	23,527
10/24	23,937	31,665	23,269
11/24	25,422	33,704	24,754
12/24	23,744	32,764	23,061
1/25	24,937	33,807	24,129
2/25	24,839	33,216	24,227
3/25	23,858	31,294	23,554
4/25	23,140	31,107	22,836
5/25	24,128	33,093	23,638
6/25	25,020	34,769	24,446
7/25	25,229	35,542	24,586
8/25	26,121	36,290	25,370
9/25	26,440	37,548	25,749
10/25	26,335	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	10.02%	12.09%	10.17%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,468,129
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate 16.7%
  Total Advisory Fees Paid (amount in thousands)$43,771

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARR3-0

R-5

PEIQX

Equity Income Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$81	0.77%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $27,165	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,050	10,033	10,038
12/15	9,751	9,853	9,822
1/16	9,400	9,322	9,315
2/16	9,435	9,319	9,312
3/16	10,006	9,968	9,983
4/16	10,163	10,022	10,193
5/16	10,363	10,198	10,351
6/16	10,476	10,221	10,441
7/16	10,693	10,610	10,744
8/16	10,788	10,624	10,827
9/16	10,704	10,633	10,804
10/16	10,566	10,426	10,637
11/16	10,954	10,837	11,245
12/16	11,243	11,040	11,526
1/17	11,441	11,262	11,608
2/17	11,822	11,698	12,025
3/17	11,802	11,705	11,902
4/17	11,846	11,829	11,880
5/17	12,091	11,980	11,868
6/17	12,121	12,064	12,062
7/17	12,374	12,303	12,223
8/17	12,329	12,341	12,080
9/17	12,664	12,604	12,438
10/17	12,939	12,893	12,528
11/17	13,419	13,286	12,912
12/17	13,572	13,434	13,100
1/18	14,129	14,172	13,607
2/18	13,404	13,652	12,957
3/18	13,259	13,342	12,729
4/18	13,316	13,387	12,771
5/18	13,511	13,729	12,847
6/18	13,520	13,818	12,879
7/18	14,204	14,294	13,389
8/18	14,379	14,787	13,587
9/18	14,403	14,843	13,614
10/18	13,575	13,793	12,909
11/18	14,039	14,073	13,294
12/18	12,852	12,792	12,017
1/19	13,756	13,864	12,953
2/19	14,100	14,333	13,367
3/19	14,258	14,583	13,452
4/19	14,855	15,172	13,929
5/19	14,030	14,205	13,033
6/19	15,026	15,202	13,969
7/19	15,354	15,438	14,085
8/19	15,054	15,155	13,670
9/19	15,569	15,418	14,158
10/19	15,649	15,745	14,356
11/19	16,105	16,340	14,800
12/19	16,534	16,812	15,207
1/20	16,160	16,830	14,880
2/20	14,521	15,455	13,439
3/20	12,328	13,412	11,142
4/20	13,559	15,185	12,395
5/20	14,072	15,986	12,820
6/20	14,106	16,339	12,735
7/20	14,906	17,296	13,238
8/20	15,529	18,565	13,785
9/20	15,195	17,887	13,447
10/20	15,121	17,456	13,270
11/20	16,881	19,511	15,055
12/20	17,573	20,336	15,632
1/21	17,321	20,168	15,489
2/21	18,088	20,753	16,425
3/21	18,872	21,538	17,392
4/21	19,652	22,698	18,087
5/21	20,025	22,805	18,509
6/21	19,939	23,377	18,297
7/21	20,218	23,863	18,444
8/21	20,597	24,553	18,809
9/21	19,496	23,425	18,155
10/21	20,810	25,051	19,077
11/21	20,335	24,715	18,404
12/21	21,439	25,716	19,565
1/22	20,886	24,266	19,110
2/22	20,130	23,600	18,888
3/22	20,610	24,396	19,421
4/22	19,428	22,222	18,326
5/22	19,956	22,188	18,682
6/22	18,283	20,330	17,050
7/22	19,501	22,223	18,180
8/22	18,886	21,370	17,638
9/22	17,108	19,393	16,092
10/22	18,616	20,948	17,742
11/22	19,987	22,081	18,850
12/22	19,138	20,797	18,091
1/23	20,336	22,191	19,028
2/23	19,435	21,663	18,357
3/23	19,139	22,349	18,273
4/23	19,570	22,626	18,548
5/23	18,570	22,731	17,832
6/23	19,886	24,266	19,017
7/23	20,652	25,101	19,686
8/23	19,875	24,662	19,154
9/23	19,162	23,503	18,415
10/23	18,481	22,935	17,765
11/23	19,983	25,077	19,106
12/23	21,216	26,314	20,164
1/24	21,284	26,681	20,185
2/24	21,882	28,122	20,930
3/24	22,897	29,024	21,976
4/24	21,978	27,789	21,037
5/24	22,710	29,097	21,704
6/24	22,697	30,060	21,500
7/24	23,745	30,498	22,599
8/24	24,538	31,221	23,205
9/24	24,864	31,888	23,527
10/24	24,618	31,665	23,269
11/24	26,151	33,704	24,754
12/24	24,437	32,764	23,061
1/25	25,671	33,807	24,129
2/25	25,571	33,216	24,227
3/25	24,572	31,294	23,554
4/25	23,836	31,107	22,836
5/25	24,855	33,093	23,638
6/25	25,782	34,769	24,446
7/25	26,010	35,542	24,586
8/25	26,931	36,290	25,370
9/25	27,267	37,548	25,749
10/25	27,165	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	10.34%	12.43%	10.51%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,468,129
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate 16.7%
  Total Advisory Fees Paid (amount in thousands)$43,771

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARR5-0

Institutional

PFUMX

Finisterre Emerging Markets Total Return Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Finisterre Emerging Markets Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.84%

Management’s Discussion of Fund Performance

The Fund seeks to generate total returns from current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds that are tied economically to an emerging market, and in derivatives on such investments. The Fund also invests in fixed-income securities, including convertible bonds, credit- and index-linked securities, non-registered and restricted securities, securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises. The Fund uses derivatives to enhance return and to hedge and manage investment risks. For the year ending October 31, 2025, the Fund outperformed the Finisterre Emerging Markets Total Return Bond Blended Index. Main contributors to the absolute Fund performance were positions in Latin America, specifically Mexico and Brazil (local, corporates and sovereign debt), followed by South Africa (local) and Egypt (local T-bills). Mexico and Brazil, both have been very consistent contributors to the Fund over the year across all sub-sectors of emerging market debt. Gains in Mexico have been led by Pemex rallying as the sovereign delivered, at least in part, on their long-promised reforms at the state-owned oil company. Brazil assets have continued to perform strongly, bouncing back from their large sell-offs in fourth quarter 2024. As was the case in most risk asset classes, emerging market debt has largely been in an uninterrupted market rally since the aftermath of the April 2nd “liberation day” drawdown. Global credit spreads have performed strongly and emerging market sovereign spreads are now back to the tights last seen in 2005.

How did the Fund perform since inception?

	Institutional Shares at net asset value $16,466	Bloomberg Global Aggregate Index $10,325	JPM CEMBI Broad Diversified Index $14,683
7/16	10,000	10,000	10,000
7/16	9,970	10,046	10,158
8/16	10,150	9,998	10,292
9/16	10,222	10,053	10,307
10/16	10,266	9,774	10,306
11/16	10,061	9,385	10,093
12/16	10,156	9,342	10,172
1/17	10,304	9,447	10,298
2/17	10,525	9,492	10,441
3/17	10,653	9,507	10,474
4/17	10,793	9,614	10,592
5/17	10,830	9,763	10,659
6/17	10,783	9,754	10,681
7/17	10,935	9,918	10,765
8/17	11,113	10,016	10,869
9/17	11,193	9,926	10,907
10/17	11,198	9,888	10,944
11/17	11,244	9,998	10,947
12/17	11,296	10,033	10,981
1/18	11,482	10,153	10,989
2/18	11,372	10,063	10,878
3/18	11,332	10,170	10,858
4/18	11,248	10,007	10,786
5/18	11,181	9,931	10,711
6/18	11,117	9,887	10,666
7/18	11,357	9,870	10,820
8/18	11,222	9,880	10,704
9/18	11,281	9,795	10,805
10/18	11,102	9,686	10,741
11/18	11,085	9,716	10,724
12/18	11,115	9,913	10,801
1/19	11,561	10,063	11,094
2/19	11,672	10,006	11,214
3/19	11,670	10,131	11,357
4/19	11,729	10,101	11,445
5/19	11,763	10,238	11,501
6/19	12,097	10,465	11,754
7/19	12,310	10,436	11,860
8/19	12,253	10,648	11,874
9/19	12,342	10,539	11,949
10/19	12,492	10,610	12,051
11/19	12,448	10,529	12,096
12/19	12,755	10,591	12,214
1/20	12,861	10,726	12,402
2/20	12,648	10,798	12,400
3/20	11,557	10,556	10,972
4/20	11,789	10,763	11,421
5/20	12,417	10,810	11,868
6/20	12,685	10,906	12,195
7/20	13,004	11,254	12,478
8/20	13,049	11,237	12,590
9/20	12,810	11,197	12,529
10/20	12,853	11,207	12,561
11/20	13,329	11,411	12,896
12/20	13,754	11,564	13,085
1/21	13,666	11,463	13,076
2/21	13,627	11,265	13,063
3/21	13,459	11,049	12,980
4/21	13,580	11,188	13,058
5/21	13,755	11,293	13,142
6/21	13,724	11,194	13,252
7/21	13,626	11,343	13,281
8/21	13,738	11,295	13,375
9/21	13,511	11,095	13,285
10/21	13,428	11,068	13,224
11/21	13,149	11,036	13,151
12/21	13,342	11,020	13,204
1/22	13,208	10,794	12,983
2/22	12,758	10,666	12,355
3/22	13,012	10,341	12,040
4/22	12,533	9,775	11,792
5/22	12,578	9,801	11,722
6/22	11,580	9,487	11,363
7/22	11,638	9,688	11,483
8/22	11,689	9,306	11,503
9/22	11,126	8,828	11,063
10/22	11,122	8,767	10,836
11/22	11,943	9,180	11,409
12/22	12,101	9,230	11,585
1/23	12,580	9,533	11,937
2/23	12,313	9,216	11,747
3/23	12,445	9,507	11,844
4/23	12,589	9,549	11,949
5/23	12,593	9,362	11,879
6/23	12,901	9,362	12,007
7/23	13,056	9,426	12,124
8/23	12,848	9,298	12,070
9/23	12,528	9,026	11,976
10/23	12,342	8,918	11,830
11/23	12,991	9,368	12,261
12/23	13,457	9,757	12,637
1/24	13,393	9,622	12,712
2/24	13,514	9,501	12,802
3/24	13,806	9,554	12,930
4/24	13,646	9,313	12,816
5/24	13,761	9,435	13,003
6/24	13,692	9,448	13,124
7/24	13,966	9,709	13,321
8/24	14,254	9,939	13,545
9/24	14,590	10,108	13,712
10/24	14,376	9,769	13,594
11/24	14,535	9,802	13,676
12/24	14,453	9,592	13,601
1/25	14,744	9,647	13,710
2/25	14,941	9,785	13,922
3/25	14,853	9,845	13,931
4/25	15,022	10,134	13,871
5/25	15,175	10,098	13,956
6/25	15,559	10,290	14,150
7/25	15,654	10,136	14,279
8/25	15,993	10,284	14,462
9/25	16,229	10,351	14,600
10/25	16,466	10,325	14,683

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	14.54%	5.08%	5.50%
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.34%
JPM CEMBI Broad Diversified Index	8.01%	3.17%	4.21%
Footnote	Description
Footnote*	Since inception performance is calculated from July 11, 2016, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Finisterre Emerging Markets Total Return Bond Blended Index. A component of the equally blended benchmark, JPM CEMBI Broad Diversified Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM GBI-EM Global Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM CEMBI Broad Diversified Index. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$810,064
  Total Number of Portfolio Holdings218
  Portfolio Turnover Rate 125.7%
  Total Advisory Fees Paid (amount in thousands)$5,049

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.94%
Investment Companies	10.21%
Convertible Bonds	0.73%
Other Assets and LiabilitiesFootnote Reference*	1.12%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Mexico	8.46%
Luxembourg	5.93%
South Africa	4.68%
Egypt	4.21%
Colombia	4.19%
Brazil	3.94%
Netherlands	3.93%
Cayman Islands	3.84%
United Kingdom	3.56%
Peru	3.31%
Israel	3.30%
Supranational	2.62%
Argentina	2.46%
Hungary	2.36%
Uzbekistan	2.35%
Romania	2.15%
Czech Republic	1.94%
Turkey	1.82%
Cote d'Ivoire	1.73%
Ghana	1.62%
Other LocationsFootnote Reference*	30.48%
Other Assets and LiabilitiesFootnote Reference†	1.12%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV914ARI-0

Class A

PRIAX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.45%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $18,648	MSCI Emerging Markets Index NTR $20,971
10/15	9,452	10,000
11/15	9,173	9,610
12/15	8,878	9,395
1/16	8,408	8,786
2/16	8,195	8,772
3/16	9,176	9,932
4/16	9,171	9,987
5/16	8,878	9,614
6/16	9,269	9,998
7/16	9,730	10,501
8/16	9,934	10,762
9/16	10,130	10,901
10/16	10,090	10,927
11/16	9,655	10,424
12/16	9,621	10,447
1/17	10,306	11,018
2/17	10,521	11,356
3/17	10,821	11,642
4/17	11,014	11,897
5/17	11,265	12,249
6/17	11,525	12,372
7/17	12,447	13,110
8/17	12,770	13,402
9/17	12,788	13,349
10/17	13,065	13,817
11/17	13,101	13,845
12/17	13,540	14,342
1/18	14,809	15,537
2/18	14,046	14,820
3/18	13,906	14,545
4/18	13,558	14,480
5/18	13,201	13,967
6/18	12,532	13,387
7/18	12,658	13,681
8/18	12,093	13,311
9/18	12,026	13,240
10/18	10,860	12,087
11/18	11,117	12,586
12/18	10,681	12,252
1/19	11,532	13,325
2/19	11,462	13,355
3/19	11,649	13,467
4/19	11,928	13,750
5/19	11,002	12,753
6/19	11,714	13,549
7/19	11,397	13,383
8/19	11,090	12,730
9/19	11,253	12,973
10/19	11,644	13,521
11/19	11,672	13,502
12/19	12,519	14,509
1/20	11,916	13,833
2/20	11,433	13,103
3/20	9,467	11,085
4/20	10,352	12,100
5/20	10,605	12,193
6/20	11,318	13,090
7/20	12,414	14,259
8/20	12,772	14,574
9/20	12,610	14,341
10/20	12,906	14,636
11/20	13,877	15,990
12/20	14,939	17,165
1/21	15,595	17,692
2/21	15,791	17,827
3/21	15,662	17,558
4/21	15,978	17,995
5/21	16,299	18,412
6/21	16,500	18,444
7/21	15,528	17,203
8/21	15,772	17,653
9/21	15,063	16,951
10/21	15,264	17,119
11/21	14,584	16,421
12/21	15,003	16,729
1/22	14,756	16,412
2/22	13,754	15,922
3/22	13,250	15,562
4/22	12,582	14,696
5/22	12,685	14,761
6/22	11,914	13,780
7/22	11,842	13,746
8/22	11,749	13,804
9/22	10,583	12,186
10/22	10,310	11,807
11/22	11,903	13,558
12/22	11,569	13,368
1/23	12,567	14,423
2/23	11,761	13,488
3/23	12,146	13,897
4/23	12,026	13,739
5/23	11,891	13,509
6/23	12,494	14,021
7/23	13,107	14,894
8/23	12,468	13,977
9/23	12,115	13,611
10/23	11,787	13,083
11/23	12,613	14,129
12/23	13,018	14,682
1/24	12,621	14,000
2/24	13,182	14,666
3/24	13,563	15,029
4/24	13,483	15,097
5/24	13,536	15,182
6/24	14,071	15,781
7/24	13,981	15,828
8/24	13,986	16,083
9/24	14,764	17,157
10/24	14,219	16,394
11/24	13,875	15,805
12/24	13,774	15,783
1/25	14,092	16,066
2/25	14,134	16,143
3/25	14,420	16,246
4/25	14,362	16,459
5/25	15,171	17,161
6/25	16,172	18,193
7/25	16,553	18,548
8/25	16,923	18,786
9/25	18,161	20,129
10/25	18,648	20,971

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	31.15%	7.64%	7.03%
Class A Shares Including Sales Charge	23.95%	6.43%	6.43%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,539,967
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate 32.3%
  Total Advisory Fees Paid (amount in thousands)$28,148

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARA-0

Class J

PIEJX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$152	1.31%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $20,011	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,704	9,610
12/15	9,396	9,395
1/16	8,899	8,786
2/16	8,674	8,772
3/16	9,712	9,932
4/16	9,712	9,987
5/16	9,401	9,614
6/16	9,810	9,998
7/16	10,302	10,501
8/16	10,521	10,762
9/16	10,726	10,901
10/16	10,687	10,927
11/16	10,224	10,424
12/16	10,191	10,447
1/17	10,920	11,018
2/17	11,147	11,356
3/17	11,467	11,642
4/17	11,674	11,897
5/17	11,940	12,249
6/17	12,216	12,372
7/17	13,197	13,110
8/17	13,537	13,402
9/17	13,557	13,349
10/17	13,852	13,817
11/17	13,887	13,845
12/17	14,358	14,342
1/18	15,702	15,537
2/18	14,895	14,820
3/18	14,746	14,545
4/18	14,378	14,480
5/18	14,004	13,967
6/18	13,292	13,387
7/18	13,432	13,681
8/18	12,829	13,311
9/18	12,760	13,240
10/18	11,525	12,087
11/18	11,799	12,586
12/18	11,336	12,252
1/19	12,245	13,325
2/19	12,168	13,355
3/19	12,369	13,467
4/19	12,661	13,750
5/19	11,685	12,753
6/19	12,440	13,549
7/19	12,112	13,383
8/19	11,788	12,730
9/19	11,957	12,973
10/19	12,379	13,521
11/19	12,404	13,502
12/19	13,313	14,509
1/20	12,667	13,833
2/20	12,158	13,103
3/20	10,071	11,085
4/20	11,014	12,100
5/20	11,284	12,193
6/20	12,047	13,090
7/20	13,207	14,259
8/20	13,594	14,574
9/20	13,419	14,341
10/20	13,742	14,636
11/20	14,775	15,990
12/20	15,907	17,165
1/21	16,608	17,692
2/21	16,826	17,827
3/21	16,688	17,558
4/21	17,028	17,995
5/21	17,373	18,412
6/21	17,586	18,444
7/21	16,555	17,203
8/21	16,821	17,653
9/21	16,061	16,951
10/21	16,279	17,119
11/21	15,556	16,421
12/21	16,011	16,729
1/22	15,747	16,412
2/22	14,676	15,922
3/22	14,143	15,562
4/22	13,432	14,696
5/22	13,547	14,761
6/22	12,721	13,780
7/22	12,647	13,746
8/22	12,550	13,804
9/22	11,306	12,186
10/22	11,020	11,807
11/22	12,721	13,558
12/22	12,363	13,368
1/23	13,431	14,423
2/23	12,578	13,488
3/23	12,990	13,897
4/23	12,862	13,739
5/23	12,717	13,509
6/23	13,362	14,021
7/23	14,024	14,894
8/23	13,338	13,977
9/23	12,961	13,611
10/23	12,613	13,083
11/23	13,501	14,129
12/23	13,936	14,682
1/24	13,509	14,000
2/24	14,114	14,666
3/24	14,523	15,029
4/24	14,440	15,097
5/24	14,500	15,182
6/24	15,069	15,781
7/24	14,980	15,828
8/24	14,986	16,083
9/24	15,822	17,157
10/24	15,241	16,394
11/24	14,867	15,805
12/24	14,765	15,783
1/25	15,109	16,066
2/25	15,151	16,143
3/25	15,465	16,246
4/25	15,400	16,459
5/25	16,272	17,161
6/25	17,347	18,193
7/25	17,762	18,548
8/25	18,160	18,786
9/25	19,495	20,129
10/25	20,011	20,971

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	31.30%	7.81%	7.18%
Class J Shares Including Sales Charge	30.30%	7.81%	7.18%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,539,967
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate 32.3%
  Total Advisory Fees Paid (amount in thousands)$28,148

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARJ-0

Institutional

PIEIX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$129	1.11%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $20,434	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,713	9,610
12/15	9,406	9,395
1/16	8,907	8,786
2/16	8,689	8,772
3/16	9,729	9,932
4/16	9,734	9,987
5/16	9,425	9,614
6/16	9,838	9,998
7/16	10,332	10,501
8/16	10,556	10,762
9/16	10,765	10,901
10/16	10,727	10,927
11/16	10,266	10,424
12/16	10,235	10,447
1/17	10,967	11,018
2/17	11,198	11,356
3/17	11,521	11,642
4/17	11,733	11,897
5/17	12,003	12,249
6/17	12,282	12,372
7/17	13,270	13,110
8/17	13,617	13,402
9/17	13,636	13,349
10/17	13,935	13,817
11/17	13,974	13,845
12/17	14,449	14,342
1/18	15,804	15,537
2/18	14,995	14,820
3/18	14,848	14,545
4/18	14,478	14,480
5/18	14,102	13,967
6/18	13,390	13,387
7/18	13,532	13,681
8/18	12,932	13,311
9/18	12,859	13,240
10/18	11,620	12,087
11/18	11,898	12,586
12/18	11,435	12,252
1/19	12,353	13,325
2/19	12,277	13,355
3/19	12,479	13,467
4/19	12,781	13,750
5/19	11,793	12,753
6/19	12,559	13,549
7/19	12,227	13,383
8/19	11,899	12,730
9/19	12,075	12,973
10/19	12,504	13,521
11/19	12,529	13,502
12/19	13,447	14,509
1/20	12,802	13,833
2/20	12,287	13,103
3/20	10,179	11,085
4/20	11,132	12,100
5/20	11,407	12,193
6/20	12,178	13,090
7/20	13,359	14,259
8/20	13,749	14,574
9/20	13,577	14,341
10/20	13,905	14,636
11/20	14,951	15,990
12/20	16,098	17,165
1/21	16,809	17,692
2/21	17,028	17,827
3/21	16,898	17,558
4/21	17,243	17,995
5/21	17,593	18,412
6/21	17,812	18,444
7/21	16,767	17,203
8/21	17,039	17,653
9/21	16,276	16,951
10/21	16,501	17,119
11/21	15,769	16,421
12/21	16,229	16,729
1/22	15,965	16,412
2/22	14,883	15,922
3/22	14,342	15,562
4/22	13,621	14,696
5/22	13,739	14,761
6/22	12,911	13,780
7/22	12,832	13,746
8/22	12,737	13,804
9/22	11,475	12,186
10/22	11,188	11,807
11/22	12,917	13,558
12/22	12,553	13,368
1/23	13,645	14,423
2/23	12,776	13,488
3/23	13,199	13,897
4/23	13,068	13,739
5/23	12,925	13,509
6/23	13,582	14,021
7/23	14,257	14,894
8/23	13,565	13,977
9/23	13,182	13,611
10/23	12,828	13,083
11/23	13,737	14,129
12/23	14,181	14,682
1/24	13,754	14,000
2/24	14,368	14,666
3/24	14,788	15,029
4/24	14,695	15,097
5/24	14,759	15,182
6/24	15,344	15,781
7/24	15,256	15,828
8/24	15,262	16,083
9/24	16,121	17,157
10/24	15,531	16,394
11/24	15,157	15,805
12/24	15,053	15,783
1/25	15,405	16,066
2/25	15,452	16,143
3/25	15,768	16,246
4/25	15,710	16,459
5/25	16,601	17,161
6/25	17,697	18,193
7/25	18,125	18,548
8/25	18,535	18,786
9/25	19,901	20,129
10/25	20,434	20,971

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	31.57%	8.00%	7.41%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,539,967
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate 32.3%
  Total Advisory Fees Paid (amount in thousands)$28,148

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARI-0

R-3

PEAPX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$180	1.56%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $19,436	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,706	9,610
12/15	9,392	9,395
1/16	8,893	8,786
2/16	8,670	8,772
3/16	9,706	9,932
4/16	9,706	9,987
5/16	9,392	9,614
6/16	9,801	9,998
7/16	10,290	10,501
8/16	10,509	10,762
9/16	10,713	10,901
10/16	10,670	10,927
11/16	10,205	10,424
12/16	10,166	10,447
1/17	10,895	11,018
2/17	11,120	11,356
3/17	11,431	11,642
4/17	11,637	11,897
5/17	11,901	12,249
6/17	12,174	12,372
7/17	13,141	13,110
8/17	13,482	13,402
9/17	13,496	13,349
10/17	13,788	13,817
11/17	13,822	13,845
12/17	14,286	14,342
1/18	15,618	15,537
2/18	14,812	14,820
3/18	14,662	14,545
4/18	14,290	14,480
5/18	13,914	13,967
6/18	13,209	13,387
7/18	13,340	13,681
8/18	12,741	13,311
9/18	12,669	13,240
10/18	11,438	12,087
11/18	11,708	12,586
12/18	11,244	12,252
1/19	12,141	13,325
2/19	12,066	13,355
3/19	12,260	13,467
4/19	12,552	13,750
5/19	11,576	12,753
6/19	12,324	13,549
7/19	11,992	13,383
8/19	11,665	12,730
9/19	11,834	12,973
10/19	12,245	13,521
11/19	12,270	13,502
12/19	13,160	14,509
1/20	12,524	13,833
2/20	12,015	13,103
3/20	9,950	11,085
4/20	10,876	12,100
5/20	11,140	12,193
6/20	11,893	13,090
7/20	13,037	14,259
8/20	13,414	14,574
9/20	13,236	14,341
10/20	13,551	14,636
11/20	14,569	15,990
12/20	15,678	17,165
1/21	16,364	17,692
2/21	16,573	17,827
3/21	16,435	17,558
4/21	16,761	17,995
5/21	17,102	18,412
6/21	17,305	18,444
7/21	16,288	17,203
8/21	16,542	17,653
9/21	15,795	16,951
10/21	16,003	17,119
11/21	15,291	16,421
12/21	15,728	16,729
1/22	15,466	16,412
2/22	14,413	15,922
3/22	13,884	15,562
4/22	13,180	14,696
5/22	13,289	14,761
6/22	12,482	13,780
7/22	12,400	13,746
8/22	12,307	13,804
9/22	11,080	12,186
10/22	10,796	11,807
11/22	12,465	13,558
12/22	12,109	13,368
1/23	13,155	14,423
2/23	12,313	13,488
3/23	12,715	13,897
4/23	12,583	13,739
5/23	12,440	13,509
6/23	13,067	14,021
7/23	13,706	14,894
8/23	13,034	13,977
9/23	12,665	13,611
10/23	12,318	13,083
11/23	13,183	14,129
12/23	13,599	14,682
1/24	13,185	14,000
2/24	13,768	14,666
3/24	14,165	15,029
4/24	14,076	15,097
5/24	14,132	15,182
6/24	14,686	15,781
7/24	14,596	15,828
8/24	14,596	16,083
9/24	15,409	17,157
10/24	14,837	16,394
11/24	14,473	15,805
12/24	14,372	15,783
1/25	14,703	16,066
2/25	14,742	16,143
3/25	15,039	16,246
4/25	14,977	16,459
5/25	15,823	17,161
6/25	16,859	18,193
7/25	17,257	18,548
8/25	17,644	18,786
9/25	18,937	20,129
10/25	19,436	20,971

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	30.99%	7.48%	6.87%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,539,967
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate 32.3%
  Total Advisory Fees Paid (amount in thousands)$28,148

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR3-0

R-5

PEPSX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$145	1.25%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $20,038	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,704	9,610
12/15	9,398	9,395
1/16	8,901	8,786
2/16	8,679	8,772
3/16	9,720	9,932
4/16	9,715	9,987
5/16	9,407	9,614
6/16	9,819	9,998
7/16	10,311	10,501
8/16	10,534	10,762
9/16	10,737	10,901
10/16	10,699	10,927
11/16	10,240	10,424
12/16	10,205	10,447
1/17	10,933	11,018
2/17	11,163	11,356
3/17	11,478	11,642
4/17	11,689	11,897
5/17	11,957	12,249
6/17	12,230	12,372
7/17	13,211	13,110
8/17	13,556	13,402
9/17	13,575	13,349
10/17	13,872	13,817
11/17	13,910	13,845
12/17	14,378	14,342
1/18	15,727	15,537
2/18	14,915	14,820
3/18	14,770	14,545
4/18	14,402	14,480
5/18	14,025	13,967
6/18	13,315	13,387
7/18	13,450	13,681
8/18	12,850	13,311
9/18	12,778	13,240
10/18	11,540	12,087
11/18	11,811	12,586
12/18	11,352	12,252
1/19	12,259	13,325
2/19	12,185	13,355
3/19	12,384	13,467
4/19	12,683	13,750
5/19	11,701	12,753
6/19	12,459	13,549
7/19	12,125	13,383
8/19	11,800	12,730
9/19	11,970	12,973
10/19	12,394	13,521
11/19	12,419	13,502
12/19	13,324	14,509
1/20	12,682	13,833
2/20	12,174	13,103
3/20	10,079	11,085
4/20	11,024	12,100
5/20	11,296	12,193
6/20	12,056	13,090
7/20	13,221	14,259
8/20	13,606	14,574
9/20	13,437	14,341
10/20	13,755	14,636
11/20	14,792	15,990
12/20	15,921	17,165
1/21	16,626	17,692
2/21	16,842	17,827
3/21	16,708	17,558
4/21	17,043	17,995
5/21	17,388	18,412
6/21	17,604	18,444
7/21	16,569	17,203
8/21	16,837	17,653
9/21	16,080	16,951
10/21	16,297	17,119
11/21	15,576	16,421
12/21	16,027	16,729
1/22	15,761	16,412
2/22	14,693	15,922
3/22	14,156	15,562
4/22	13,442	14,696
5/22	13,559	14,761
6/22	12,734	13,780
7/22	12,657	13,746
8/22	12,562	13,804
9/22	11,317	12,186
10/22	11,030	11,807
11/22	12,734	13,558
12/22	12,379	13,368
1/23	13,449	14,423
2/23	12,586	13,488
3/23	13,001	13,897
4/23	12,872	13,739
5/23	12,732	13,509
6/23	13,377	14,021
7/23	14,032	14,894
8/23	13,349	13,977
9/23	12,973	13,611
10/23	12,620	13,083
11/23	13,511	14,129
12/23	13,945	14,682
1/24	13,517	14,000
2/24	14,122	14,666
3/24	14,533	15,029
4/24	14,447	15,097
5/24	14,504	15,182
6/24	15,075	15,781
7/24	14,989	15,828
8/24	14,995	16,083
9/24	15,834	17,157
10/24	15,246	16,394
11/24	14,881	15,805
12/24	14,776	15,783
1/25	15,119	16,066
2/25	15,165	16,143
3/25	15,479	16,246
4/25	15,416	16,459
5/25	16,290	17,161
6/25	17,364	18,193
7/25	17,776	18,548
8/25	18,181	18,786
9/25	19,513	20,129
10/25	20,038	20,971

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	31.43%	7.82%	7.20%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,539,967
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate 32.3%
  Total Advisory Fees Paid (amount in thousands)$28,148

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR5-0

R-6

PIIMX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$116	1.00%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $20,462	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,706	9,610
12/15	9,392	9,395
1/16	8,893	8,786
2/16	8,670	8,772
3/16	9,706	9,932
4/16	9,706	9,987
5/16	9,392	9,614
6/16	9,801	9,998
7/16	10,290	10,501
8/16	10,509	10,762
9/16	10,713	10,901
10/16	10,670	10,927
11/16	10,209	10,424
12/16	10,176	10,447
1/17	10,904	11,018
2/17	11,134	11,356
3/17	11,455	11,642
4/17	11,661	11,897
5/17	11,929	12,249
6/17	12,207	12,372
7/17	13,189	13,110
8/17	13,539	13,402
9/17	13,558	13,349
10/17	13,860	13,817
11/17	13,898	13,845
12/17	14,371	14,342
1/18	15,724	15,537
2/18	14,919	14,820
3/18	14,773	14,545
4/18	14,405	14,480
5/18	14,036	13,967
6/18	13,328	13,387
7/18	13,469	13,681
8/18	12,872	13,311
9/18	12,799	13,240
10/18	11,563	12,087
11/18	11,844	12,586
12/18	11,379	12,252
1/19	12,298	13,325
2/19	12,223	13,355
3/19	12,423	13,467
4/19	12,725	13,750
5/19	11,746	12,753
6/19	12,499	13,549
7/19	12,167	13,383
8/19	11,846	12,730
9/19	12,022	12,973
10/19	12,449	13,521
11/19	12,479	13,502
12/19	13,391	14,509
1/20	12,748	13,833
2/20	12,240	13,103
3/20	10,136	11,085
4/20	11,090	12,100
5/20	11,364	12,193
6/20	12,137	13,090
7/20	13,313	14,259
8/20	13,702	14,574
9/20	13,530	14,341
10/20	13,857	14,636
11/20	14,904	15,990
12/20	16,049	17,165
1/21	16,757	17,692
2/21	16,976	17,827
3/21	16,846	17,558
4/21	17,190	17,995
5/21	17,544	18,412
6/21	17,762	18,444
7/21	16,726	17,203
8/21	16,992	17,653
9/21	16,237	16,951
10/21	16,461	17,119
11/21	15,732	16,421
12/21	16,194	16,729
1/22	15,930	16,412
2/22	14,851	15,922
3/22	14,312	15,562
4/22	13,598	14,696
5/22	13,716	14,761
6/22	12,890	13,780
7/22	12,811	13,746
8/22	12,716	13,804
9/22	11,457	12,186
10/22	11,171	11,807
11/22	12,901	13,558
12/22	12,539	13,368
1/23	13,629	14,423
2/23	12,762	13,488
3/23	13,184	13,897
4/23	13,059	13,739
5/23	12,916	13,509
6/23	13,578	14,021
7/23	14,251	14,894
8/23	13,555	13,977
9/23	13,178	13,611
10/23	12,825	13,083
11/23	13,732	14,129
12/23	14,178	14,682
1/24	13,752	14,000
2/24	14,364	14,666
3/24	14,785	15,029
4/24	14,703	15,097
5/24	14,767	15,182
6/24	15,351	15,781
7/24	15,263	15,828
8/24	15,269	16,083
9/24	16,127	17,157
10/24	15,538	16,394
11/24	15,164	15,805
12/24	15,063	15,783
1/25	15,414	16,066
2/25	15,461	16,143
3/25	15,783	16,246
4/25	15,725	16,459
5/25	16,621	17,161
6/25	17,722	18,193
7/25	18,143	18,548
8/25	18,559	18,786
9/25	19,929	20,129
10/25	20,462	20,971

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.70%	8.11%	7.42%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,539,967
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate 32.3%
  Total Advisory Fees Paid (amount in thousands)$28,148

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR6-0

Class A

POSAX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.36%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $13,016	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	9,449	10,000	10,000
11/15	9,266	9,917	9,778
12/15	9,352	9,739	9,858
1/16	8,860	9,151	9,435
2/16	8,771	9,088	9,475
3/16	9,642	9,762	10,373
4/16	9,541	9,906	10,363
5/16	9,563	9,918	10,358
6/16	9,881	9,858	10,732
7/16	10,319	10,283	11,270
8/16	10,094	10,318	10,976
9/16	9,999	10,381	10,867
10/16	9,402	10,205	10,248
11/16	9,087	10,282	9,968
12/16	9,357	10,504	10,259
1/17	9,392	10,792	10,314
2/17	9,727	11,094	10,635
3/17	9,610	11,230	10,471
4/17	9,749	11,405	10,584
5/17	9,888	11,657	10,675
6/17	9,972	11,710	10,755
7/17	10,181	12,037	10,950
8/17	10,309	12,083	10,965
9/17	10,229	12,317	10,928
10/17	10,298	12,573	10,875
11/17	10,577	12,816	11,178
12/17	10,695	13,023	11,321
1/18	10,816	13,757	11,320
2/18	10,202	13,180	10,562
3/18	10,547	12,888	10,808
4/18	10,704	13,021	11,020
5/18	10,740	13,037	11,202
6/18	10,864	12,966	11,362
7/18	10,973	13,357	11,458
8/18	11,082	13,462	11,567
9/18	10,916	13,521	11,328
10/18	10,478	12,508	10,908
11/18	10,867	12,690	11,313
12/18	10,300	11,797	10,683
1/19	11,424	12,728	11,845
2/19	11,436	13,068	11,827
3/19	11,840	13,233	12,242
4/19	11,752	13,680	12,081
5/19	11,827	12,868	12,046
6/19	11,998	13,711	12,234
7/19	11,998	13,751	12,276
8/19	12,263	13,425	12,506
9/19	12,451	13,707	12,800
10/19	12,884	14,082	13,120
11/19	12,782	14,426	12,960
12/19	12,764	14,934	13,024
1/20	12,963	14,769	13,134
2/20	12,005	13,576	12,051
3/20	9,490	11,743	9,308
4/20	10,115	13,001	9,966
5/20	10,288	13,567	9,989
6/20	10,562	14,000	10,246
7/20	11,068	14,741	10,530
8/20	11,321	15,643	10,796
9/20	11,014	15,139	10,460
10/20	10,641	14,771	10,112
11/20	11,801	16,591	11,446
12/20	12,228	17,362	11,847
1/21	12,053	17,283	11,751
2/21	12,363	17,683	12,186
3/21	12,752	18,155	12,534
4/21	13,491	18,949	13,338
5/21	13,720	19,244	13,577
6/21	13,921	19,498	13,683
7/21	14,486	19,632	14,208
8/21	14,660	20,123	14,395
9/21	13,733	19,292	13,560
10/21	14,553	20,277	14,370
11/21	14,190	19,789	14,049
12/21	15,043	20,580	14,938
1/22	14,149	19,569	14,080
2/22	13,696	19,064	13,732
3/22	14,218	19,477	14,348
4/22	13,476	17,918	13,562
5/22	12,857	17,939	12,972
6/22	11,757	16,427	11,845
7/22	12,719	17,574	12,788
8/22	11,839	16,927	11,958
9/22	10,437	15,306	10,473
10/22	10,574	16,230	10,785
11/22	11,386	17,489	11,512
12/22	10,977	16,801	11,190
1/23	12,002	18,005	12,195
2/23	11,476	17,489	11,657
3/23	11,171	18,028	11,277
4/23	11,420	18,287	11,490
5/23	10,880	18,092	10,976
6/23	11,171	19,142	11,305
7/23	11,517	19,843	11,731
8/23	11,143	19,288	11,337
9/23	10,478	18,490	10,645
10/23	10,048	17,934	10,135
11/23	11,129	19,590	11,212
12/23	12,118	20,531	12,273
1/24	11,550	20,651	11,780
2/24	11,536	21,537	11,709
3/24	11,905	22,213	12,113
4/24	11,195	21,481	11,390
5/24	11,763	22,353	11,778
6/24	11,735	22,851	11,819
7/24	12,444	23,220	12,532
8/24	13,154	23,809	13,316
9/24	13,494	24,362	13,717
10/24	12,827	23,816	13,020
11/24	13,083	24,706	13,331
12/24	12,159	24,121	12,388
1/25	12,333	24,931	12,604
2/25	12,638	24,781	12,884
3/25	12,377	23,802	12,585
4/25	12,536	24,024	12,705
5/25	12,769	25,405	13,025
6/25	12,885	26,546	13,140
7/25	12,624	26,906	12,987
8/25	13,147	27,570	13,554
9/25	13,219	28,569	13,674
10/25	13,016	29,208	13,465

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	1.47%	4.11%	3.25%
Class A Shares Including Sales Charge	-4.15%	2.95%	2.67%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,599,989
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 22.1%
  Total Advisory Fees Paid (amount in thousands)$14,785

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARA-0

Institutional

POSIX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.94%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $14,317	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,807	9,917	9,778
12/15	9,901	9,739	9,858
1/16	9,380	9,151	9,435
2/16	9,302	9,088	9,475
3/16	10,220	9,762	10,373
4/16	10,109	9,906	10,363
5/16	10,142	9,918	10,358
6/16	10,478	9,858	10,732
7/16	10,947	10,283	11,270
8/16	10,712	10,318	10,976
9/16	10,617	10,381	10,867
10/16	9,990	10,205	10,248
11/16	9,665	10,282	9,968
12/16	9,946	10,504	10,259
1/17	9,992	10,792	10,314
2/17	10,348	11,094	10,635
3/17	10,230	11,230	10,471
4/17	10,369	11,405	10,584
5/17	10,530	11,657	10,675
6/17	10,623	11,710	10,755
7/17	10,854	12,037	10,950
8/17	10,981	12,083	10,965
9/17	10,911	12,317	10,928
10/17	10,980	12,573	10,875
11/17	11,281	12,816	11,178
12/17	11,411	13,023	11,321
1/18	11,542	13,757	11,320
2/18	10,895	13,180	10,562
3/18	11,261	12,888	10,808
4/18	11,430	13,021	11,020
5/18	11,478	13,037	11,202
6/18	11,623	12,966	11,362
7/18	11,731	13,357	11,458
8/18	11,864	13,462	11,567
9/18	11,684	13,521	11,328
10/18	11,211	12,508	10,908
11/18	11,635	12,690	11,313
12/18	11,030	11,797	10,683
1/19	12,237	12,728	11,845
2/19	12,261	13,068	11,827
3/19	12,686	13,233	12,242
4/19	12,611	13,680	12,081
5/19	12,686	12,868	12,046
6/19	12,868	13,711	12,234
7/19	12,868	13,751	12,276
8/19	13,169	13,425	12,506
9/19	13,381	13,707	12,800
10/19	13,851	14,082	13,120
11/19	13,750	14,426	12,960
12/19	13,733	14,934	13,024
1/20	13,945	14,769	13,134
2/20	12,912	13,576	12,051
3/20	10,211	11,743	9,308
4/20	10,899	13,001	9,966
5/20	11,085	13,567	9,989
6/20	11,380	14,000	10,246
7/20	11,924	14,741	10,530
8/20	12,216	15,643	10,796
9/20	11,882	15,139	10,460
10/20	11,484	14,771	10,112
11/20	12,733	16,591	11,446
12/20	13,197	17,362	11,847
1/21	13,010	17,283	11,751
2/21	13,358	17,683	12,186
3/21	13,787	18,155	12,534
4/21	14,577	18,949	13,338
5/21	14,832	19,244	13,577
6/21	15,046	19,498	13,683
7/21	15,663	19,632	14,208
8/21	15,864	20,123	14,395
9/21	14,872	19,292	13,560
10/21	15,756	20,277	14,370
11/21	15,368	19,789	14,049
12/21	16,290	20,580	14,938
1/22	15,330	19,569	14,080
2/22	14,849	19,064	13,732
3/22	15,426	19,477	14,348
4/22	14,602	17,918	13,562
5/22	13,957	17,939	12,972
6/22	12,763	16,427	11,845
7/22	13,806	17,574	12,788
8/22	12,846	16,927	11,958
9/22	11,336	15,306	10,473
10/22	11,487	16,230	10,785
11/22	12,365	17,489	11,512
12/22	11,937	16,801	11,190
1/23	13,047	18,005	12,195
2/23	12,478	17,489	11,657
3/23	12,159	18,028	11,277
4/23	12,422	18,287	11,490
5/23	11,853	18,092	10,976
6/23	12,173	19,142	11,305
7/23	12,561	19,843	11,731
8/23	12,145	19,288	11,337
9/23	11,423	18,490	10,645
10/23	10,965	17,934	10,135
11/23	12,145	19,590	11,212
12/23	13,232	20,531	12,273
1/24	12,620	20,651	11,780
2/24	12,605	21,537	11,709
3/24	13,004	22,213	12,113
4/24	12,249	21,481	11,390
5/24	12,876	22,353	11,778
6/24	12,848	22,851	11,819
7/24	13,617	23,220	12,532
8/24	14,400	23,809	13,316
9/24	14,770	24,362	13,717
10/24	14,044	23,816	13,020
11/24	14,329	24,706	13,331
12/24	13,323	24,121	12,388
1/25	13,513	24,931	12,604
2/25	13,864	24,781	12,884
3/25	13,586	23,802	12,585
4/25	13,762	24,024	12,705
5/25	14,025	25,405	13,025
6/25	14,142	26,546	13,140
7/25	13,879	26,906	12,987
8/25	14,448	27,570	13,554
9/25	14,536	28,569	13,674
10/25	14,317	29,208	13,465

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	1.94%	4.51%	3.65%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,599,989
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 22.1%
  Total Advisory Fees Paid (amount in thousands)$14,785

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARI-0

R-3

PGRKX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$147	1.46%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $13,606	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,803	9,917	9,778
12/15	9,892	9,739	9,858
1/16	9,368	9,151	9,435
2/16	9,286	9,088	9,475
3/16	10,198	9,762	10,373
4/16	10,087	9,906	10,363
5/16	10,110	9,918	10,358
6/16	10,443	9,858	10,732
7/16	10,910	10,283	11,270
8/16	10,676	10,318	10,976
9/16	10,572	10,381	10,867
10/16	9,948	10,205	10,248
11/16	9,613	10,282	9,968
12/16	9,892	10,504	10,259
1/17	9,926	10,792	10,314
2/17	10,281	11,094	10,635
3/17	10,156	11,230	10,471
4/17	10,293	11,405	10,584
5/17	10,453	11,657	10,675
6/17	10,534	11,710	10,755
7/17	10,763	12,037	10,950
8/17	10,878	12,083	10,965
9/17	10,806	12,317	10,928
10/17	10,875	12,573	10,875
11/17	11,162	12,816	11,178
12/17	11,299	13,023	11,321
1/18	11,417	13,757	11,320
2/18	10,777	13,180	10,562
3/18	11,127	12,888	10,808
4/18	11,293	13,021	11,020
5/18	11,329	13,037	11,202
6/18	11,458	12,966	11,362
7/18	11,577	13,357	11,458
8/18	11,697	13,462	11,567
9/18	11,517	13,521	11,328
10/18	11,051	12,508	10,908
11/18	11,458	12,690	11,313
12/18	10,846	11,797	10,683
1/19	12,034	12,728	11,845
2/19	12,059	13,068	11,827
3/19	12,473	13,233	12,242
4/19	12,387	13,680	12,081
5/19	12,473	12,868	12,046
6/19	12,636	13,711	12,234
7/19	12,636	13,751	12,276
8/19	12,920	13,425	12,506
9/19	13,128	13,707	12,800
10/19	13,577	14,082	13,120
11/19	13,465	14,426	12,960
12/19	13,457	14,934	13,024
1/20	13,665	14,769	13,134
2/20	12,652	13,576	12,051
3/20	9,989	11,743	9,308
4/20	10,651	13,001	9,966
5/20	10,833	13,567	9,989
6/20	11,124	14,000	10,246
7/20	11,657	14,741	10,530
8/20	11,929	15,643	10,796
9/20	11,603	15,139	10,460
10/20	11,199	14,771	10,112
11/20	12,422	16,591	11,446
12/20	12,873	17,362	11,847
1/21	12,676	17,283	11,751
2/21	13,004	17,683	12,186
3/21	13,423	18,155	12,534
4/21	14,195	18,949	13,338
5/21	14,431	19,244	13,577
6/21	14,641	19,498	13,683
7/21	15,230	19,632	14,208
8/21	15,413	20,123	14,395
9/21	14,444	19,292	13,560
10/21	15,295	20,277	14,370
11/21	14,903	19,789	14,049
12/21	15,809	20,580	14,938
1/22	14,874	19,569	14,080
2/22	14,379	19,064	13,732
3/22	14,941	19,477	14,348
4/22	14,139	17,918	13,562
5/22	13,511	17,939	12,972
6/22	12,348	16,427	11,845
7/22	13,350	17,574	12,788
8/22	12,415	16,927	11,958
9/22	10,958	15,306	10,473
10/22	11,105	16,230	10,785
11/22	11,947	17,489	11,512
12/22	11,516	16,801	11,190
1/23	12,591	18,005	12,195
2/23	12,027	17,489	11,657
3/23	11,718	18,028	11,277
4/23	11,973	18,287	11,490
5/23	11,408	18,092	10,976
6/23	11,718	19,142	11,305
7/23	12,080	19,843	11,731
8/23	11,677	19,288	11,337
9/23	10,978	18,490	10,645
10/23	10,535	17,934	10,135
11/23	11,664	19,590	11,212
12/23	12,693	20,531	12,273
1/24	12,102	20,651	11,780
2/24	12,089	21,537	11,709
3/24	12,473	22,213	12,113
4/24	11,732	21,481	11,390
5/24	12,336	22,353	11,778
6/24	12,295	22,851	11,819
7/24	13,023	23,220	12,532
8/24	13,765	23,809	13,316
9/24	14,122	24,362	13,717
10/24	13,435	23,816	13,020
11/24	13,696	24,706	13,331
12/24	12,720	24,121	12,388
1/25	12,889	24,931	12,604
2/25	13,212	24,781	12,884
3/25	12,945	23,802	12,585
4/25	13,114	24,024	12,705
5/25	13,353	25,405	13,025
6/25	13,465	26,546	13,140
7/25	13,198	26,906	12,987
8/25	13,732	27,570	13,554
9/25	13,817	28,569	13,674
10/25	13,606	29,208	13,465

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	1.27%	3.97%	3.13%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 1, 2007.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,599,989
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 22.1%
  Total Advisory Fees Paid (amount in thousands)$14,785

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARR3-0

R-5

PGRUX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$116	1.15%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $14,062	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,805	9,917	9,778
12/15	9,898	9,739	9,858
1/16	9,375	9,151	9,435
2/16	9,296	9,088	9,475
3/16	10,211	9,762	10,373
4/16	10,100	9,906	10,363
5/16	10,134	9,918	10,358
6/16	10,475	9,858	10,732
7/16	10,932	10,283	11,270
8/16	10,698	10,318	10,976
9/16	10,607	10,381	10,867
10/16	9,981	10,205	10,248
11/16	9,646	10,282	9,968
12/16	9,921	10,504	10,259
1/17	9,967	10,792	10,314
2/17	10,322	11,094	10,635
3/17	10,201	11,230	10,471
4/17	10,350	11,405	10,584
5/17	10,511	11,657	10,675
6/17	10,588	11,710	10,755
7/17	10,818	12,037	10,950
8/17	10,945	12,083	10,965
9/17	10,869	12,317	10,928
10/17	10,950	12,573	10,875
11/17	11,238	12,816	11,178
12/17	11,373	13,023	11,321
1/18	11,492	13,757	11,320
2/18	10,848	13,180	10,562
3/18	11,208	12,888	10,808
4/18	11,387	13,021	11,020
5/18	11,423	13,037	11,202
6/18	11,562	12,966	11,362
7/18	11,682	13,357	11,458
8/18	11,803	13,462	11,567
9/18	11,618	13,521	11,328
10/18	11,160	12,508	10,908
11/18	11,570	12,690	11,313
12/18	10,962	11,797	10,683
1/19	12,161	12,728	11,845
2/19	12,186	13,068	11,827
3/19	12,616	13,233	12,242
4/19	12,529	13,680	12,081
5/19	12,616	12,868	12,046
6/19	12,794	13,711	12,234
7/19	12,794	13,751	12,276
8/19	13,081	13,425	12,506
9/19	13,286	13,707	12,800
10/19	13,753	14,082	13,120
11/19	13,652	14,426	12,960
12/19	13,629	14,934	13,024
1/20	13,852	14,769	13,134
2/20	12,827	13,576	12,051
3/20	10,133	11,743	9,308
4/20	10,816	13,001	9,966
5/20	11,000	13,567	9,989
6/20	11,289	14,000	10,246
7/20	11,842	14,741	10,530
8/20	12,118	15,643	10,796
9/20	11,780	15,139	10,460
10/20	11,385	14,771	10,112
11/20	12,623	16,591	11,446
12/20	13,091	17,362	11,847
1/21	12,905	17,283	11,751
2/21	13,237	17,683	12,186
3/21	13,661	18,155	12,534
4/21	14,445	18,949	13,338
5/21	14,697	19,244	13,577
6/21	14,909	19,498	13,683
7/21	15,520	19,632	14,208
8/21	15,706	20,123	14,395
9/21	14,724	19,292	13,560
10/21	15,587	20,277	14,370
11/21	15,202	19,789	14,049
12/21	16,120	20,580	14,938
1/22	15,181	19,569	14,080
2/22	14,691	19,064	13,732
3/22	15,263	19,477	14,348
4/22	14,447	17,918	13,562
5/22	13,807	17,939	12,972
6/22	12,624	16,427	11,845
7/22	13,658	17,574	12,788
8/22	12,705	16,927	11,958
9/22	11,209	15,306	10,473
10/22	11,359	16,230	10,785
11/22	12,216	17,489	11,512
12/22	11,784	16,801	11,190
1/23	12,897	18,005	12,195
2/23	12,320	17,489	11,657
3/23	12,004	18,028	11,277
4/23	12,265	18,287	11,490
5/23	11,702	18,092	10,976
6/23	12,018	19,142	11,305
7/23	12,389	19,843	11,731
8/23	11,990	19,288	11,337
9/23	11,276	18,490	10,645
10/23	10,809	17,934	10,135
11/23	11,977	19,590	11,212
12/23	13,044	20,531	12,273
1/24	12,439	20,651	11,780
2/24	12,425	21,537	11,709
3/24	12,819	22,213	12,113
4/24	12,073	21,481	11,390
5/24	12,678	22,353	11,778
6/24	12,650	22,851	11,819
7/24	13,410	23,220	12,532
8/24	14,170	23,809	13,316
9/24	14,550	24,362	13,717
10/24	13,832	23,816	13,020
11/24	14,114	24,706	13,331
12/24	13,111	24,121	12,388
1/25	13,298	24,931	12,604
2/25	13,630	24,781	12,884
3/25	13,356	23,802	12,585
4/25	13,529	24,024	12,705
5/25	13,788	25,405	13,025
6/25	13,904	26,546	13,140
7/25	13,644	26,906	12,987
8/25	14,192	27,570	13,554
9/25	14,278	28,569	13,674
10/25	14,062	29,208	13,465

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	1.66%	4.31%	3.47%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 1, 2007.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,599,989
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 22.1%
  Total Advisory Fees Paid (amount in thousands)$14,785

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARR5-0

R-6

PGRSX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$91	0.90%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $14,392	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,818	9,917	9,778
12/15	9,912	9,739	9,858
1/16	9,380	9,151	9,435
2/16	9,302	9,088	9,475
3/16	10,220	9,762	10,373
4/16	10,120	9,906	10,363
5/16	10,142	9,918	10,358
6/16	10,489	9,858	10,732
7/16	10,957	10,283	11,270
8/16	10,712	10,318	10,976
9/16	10,614	10,381	10,867
10/16	9,987	10,205	10,248
11/16	9,662	10,282	9,968
12/16	9,942	10,504	10,259
1/17	9,988	10,792	10,314
2/17	10,345	11,094	10,635
3/17	10,227	11,230	10,471
4/17	10,366	11,405	10,584
5/17	10,527	11,657	10,675
6/17	10,621	11,710	10,755
7/17	10,851	12,037	10,950
8/17	10,978	12,083	10,965
9/17	10,909	12,317	10,928
10/17	10,979	12,573	10,875
11/17	11,280	12,816	11,178
12/17	11,411	13,023	11,321
1/18	11,543	13,757	11,320
2/18	10,896	13,180	10,562
3/18	11,263	12,888	10,808
4/18	11,432	13,021	11,020
5/18	11,480	13,037	11,202
6/18	11,615	12,966	11,362
7/18	11,735	13,357	11,458
8/18	11,868	13,462	11,567
9/18	11,689	13,521	11,328
10/18	11,216	12,508	10,908
11/18	11,640	12,690	11,313
12/18	11,025	11,797	10,683
1/19	12,244	12,728	11,845
2/19	12,269	13,068	11,827
3/19	12,695	13,233	12,242
4/19	12,620	13,680	12,081
5/19	12,707	12,868	12,046
6/19	12,879	13,711	12,234
7/19	12,892	13,751	12,276
8/19	13,181	13,425	12,506
9/19	13,396	13,707	12,800
10/19	13,866	14,082	13,120
11/19	13,764	14,426	12,960
12/19	13,764	14,934	13,024
1/20	13,976	14,769	13,134
2/20	12,942	13,576	12,051
3/20	10,237	11,743	9,308
4/20	10,913	13,001	9,966
5/20	11,112	13,567	9,989
6/20	11,396	14,000	10,246
7/20	11,954	14,741	10,530
8/20	12,246	15,643	10,796
9/20	11,914	15,139	10,460
10/20	11,501	14,771	10,112
11/20	12,766	16,591	11,446
12/20	13,233	17,362	11,847
1/21	13,045	17,283	11,751
2/21	13,394	17,683	12,186
3/21	13,824	18,155	12,534
4/21	14,629	18,949	13,338
5/21	14,871	19,244	13,577
6/21	15,085	19,498	13,683
7/21	15,716	19,632	14,208
8/21	15,904	20,123	14,395
9/21	14,911	19,292	13,560
10/21	15,797	20,277	14,370
11/21	15,407	19,789	14,049
12/21	16,344	20,580	14,938
1/22	15,381	19,569	14,080
2/22	14,886	19,064	13,732
3/22	15,464	19,477	14,348
4/22	14,652	17,918	13,562
5/22	14,005	17,939	12,972
6/22	12,795	16,427	11,845
7/22	13,854	17,574	12,788
8/22	12,891	16,927	11,958
9/22	11,378	15,306	10,473
10/22	11,529	16,230	10,785
11/22	12,409	17,489	11,512
12/22	11,975	16,801	11,190
1/23	13,103	18,005	12,195
2/23	12,518	17,489	11,657
3/23	12,198	18,028	11,277
4/23	12,476	18,287	11,490
5/23	11,891	18,092	10,976
6/23	12,225	19,142	11,305
7/23	12,601	19,843	11,731
8/23	12,198	19,288	11,337
9/23	11,474	18,490	10,645
10/23	11,000	17,934	10,135
11/23	12,198	19,590	11,212
12/23	13,281	20,531	12,273
1/24	12,666	20,651	11,780
2/24	12,652	21,537	11,709
3/24	13,066	22,213	12,113
4/24	12,294	21,481	11,390
5/24	12,923	22,353	11,778
6/24	12,895	22,851	11,819
7/24	13,667	23,220	12,532
8/24	14,453	23,809	13,316
9/24	14,839	24,362	13,717
10/24	14,110	23,816	13,020
11/24	14,396	24,706	13,331
12/24	13,379	24,121	12,388
1/25	13,570	24,931	12,604
2/25	13,922	24,781	12,884
3/25	13,644	23,802	12,585
4/25	13,834	24,024	12,705
5/25	14,084	25,405	13,025
6/25	14,216	26,546	13,140
7/25	13,937	26,906	12,987
8/25	14,509	27,570	13,554
9/25	14,612	28,569	13,674
10/25	14,392	29,208	13,465

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-6 Shares	2.00%	4.59%	3.71%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,599,989
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 22.1%
  Total Advisory Fees Paid (amount in thousands)$14,785

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARR6-0

Class A

CMPGX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $10,586	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	9,776	10,000	10,000
11/15	9,750	9,974	9,986
12/15	9,719	9,941	9,983
1/16	9,870	10,078	10,113
2/16	9,897	10,150	10,151
3/16	9,926	10,243	10,181
4/16	9,946	10,282	10,197
5/16	9,930	10,285	10,211
6/16	10,052	10,469	10,294
7/16	10,048	10,536	10,315
8/16	10,025	10,524	10,327
9/16	10,078	10,517	10,355
10/16	10,049	10,437	10,328
11/16	9,877	10,190	10,151
12/16	9,856	10,205	10,150
1/17	9,859	10,225	10,147
2/17	9,898	10,293	10,195
3/17	9,886	10,288	10,198
4/17	9,946	10,367	10,265
5/17	9,988	10,447	10,329
6/17	9,944	10,437	10,287
7/17	9,991	10,481	10,334
8/17	10,048	10,575	10,409
9/17	10,014	10,525	10,386
10/17	10,004	10,531	10,383
11/17	9,976	10,518	10,368
12/17	9,990	10,566	10,402
1/18	9,866	10,444	10,280
2/18	9,809	10,345	10,212
3/18	9,852	10,412	10,278
4/18	9,825	10,334	10,226
5/18	9,887	10,408	10,297
6/18	9,881	10,395	10,302
7/18	9,864	10,398	10,291
8/18	9,926	10,464	10,354
9/18	9,856	10,397	10,290
10/18	9,799	10,315	10,225
11/18	9,881	10,377	10,317
12/18	10,041	10,567	10,505
1/19	10,122	10,679	10,588
2/19	10,112	10,673	10,578
3/19	10,244	10,878	10,732
4/19	10,235	10,881	10,726
5/19	10,369	11,074	10,865
6/19	10,460	11,213	10,943
7/19	10,492	11,238	10,987
8/19	10,605	11,529	11,085
9/19	10,593	11,468	11,093
10/19	10,635	11,502	11,132
11/19	10,636	11,496	11,141
12/19	10,659	11,488	11,172
1/20	10,743	11,709	11,250
2/20	10,844	11,920	11,367
3/20	10,722	11,850	11,487
4/20	10,834	12,061	11,560
5/20	10,884	12,117	11,574
6/20	10,880	12,193	11,563
7/20	10,907	12,375	11,584
8/20	10,922	12,275	11,588
9/20	10,928	12,269	11,576
10/20	10,934	12,214	11,571
11/20	10,888	12,334	11,580
12/20	10,925	12,351	11,604
1/21	10,947	12,262	11,613
2/21	10,895	12,085	11,536
3/21	10,841	11,934	11,477
4/21	10,893	12,028	11,540
5/21	10,859	12,068	11,520
6/21	10,846	12,152	11,515
7/21	10,895	12,288	11,587
8/21	10,873	12,265	11,568
9/21	10,830	12,159	11,526
10/21	10,777	12,155	11,504
11/21	10,747	12,191	11,494
12/21	10,728	12,160	11,483
1/22	10,571	11,898	11,313
2/22	10,487	11,765	11,204
3/22	10,195	11,439	10,912
4/22	9,861	11,005	10,529
5/22	9,958	11,075	10,646
6/22	9,791	10,902	10,475
7/22	10,087	11,168	10,812
8/22	9,751	10,853	10,442
9/22	9,253	10,384	9,915
10/22	9,120	10,249	9,774
11/22	9,488	10,626	10,172
12/22	9,426	10,578	10,127
1/23	9,733	10,904	10,461
2/23	9,464	10,622	10,185
3/23	9,668	10,891	10,383
4/23	9,718	10,957	10,437
5/23	9,621	10,838	10,360
6/23	9,568	10,799	10,316
7/23	9,545	10,792	10,308
8/23	9,458	10,723	10,224
9/23	9,155	10,451	9,898
10/23	8,969	10,286	9,693
11/23	9,447	10,751	10,199
12/23	9,844	11,163	10,638
1/24	9,800	11,132	10,589
2/24	9,634	10,975	10,417
3/24	9,722	11,076	10,527
4/24	9,424	10,797	10,209
5/24	9,612	10,980	10,413
6/24	9,722	11,084	10,534
7/24	9,978	11,342	10,812
8/24	10,146	11,505	10,987
9/24	10,256	11,660	11,117
10/24	9,925	11,370	10,802
11/24	10,063	11,491	10,946
12/24	9,888	11,303	10,766
1/25	9,929	11,362	10,821
2/25	10,168	11,612	11,097
3/25	10,174	11,617	11,095
4/25	10,215	11,663	11,127
5/25	10,099	11,579	11,025
6/25	10,276	11,757	11,221
7/25	10,228	11,726	11,176
8/25	10,411	11,866	11,355
9/25	10,510	11,996	11,494
10/25	10,586	12,071	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.67%	-0.64%	0.80%
Class A Shares Including Sales Charge	4.32%	-1.09%	0.57%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$624,494
  Total Number of Portfolio Holdings319
  Portfolio Turnover Rate 268.0%
  Total Advisory Fees Paid (amount in thousands)$3,093

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARA-0

Class J

PMRJX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$90	0.87%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $10,775	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,963	9,974	9,986
12/15	9,941	9,941	9,983
1/16	10,086	10,078	10,113
2/16	10,123	10,150	10,151
3/16	10,143	10,243	10,181
4/16	10,173	10,282	10,197
5/16	10,147	10,285	10,211
6/16	10,271	10,469	10,294
7/16	10,266	10,536	10,315
8/16	10,241	10,524	10,327
9/16	10,303	10,517	10,355
10/16	10,272	10,437	10,328
11/16	10,096	10,190	10,151
12/16	10,074	10,205	10,150
1/17	10,076	10,225	10,147
2/17	10,115	10,293	10,195
3/17	10,103	10,288	10,198
4/17	10,162	10,367	10,265
5/17	10,214	10,447	10,329
6/17	10,168	10,437	10,287
7/17	10,217	10,481	10,334
8/17	10,275	10,575	10,409
9/17	10,240	10,525	10,386
10/17	10,220	10,531	10,383
11/17	10,192	10,518	10,368
12/17	10,205	10,566	10,402
1/18	10,090	10,444	10,280
2/18	10,031	10,345	10,212
3/18	10,074	10,412	10,278
4/18	10,047	10,334	10,226
5/18	10,110	10,408	10,297
6/18	10,104	10,395	10,302
7/18	10,086	10,398	10,291
8/18	10,139	10,464	10,354
9/18	10,077	10,397	10,290
10/18	10,017	10,315	10,225
11/18	10,100	10,377	10,317
12/18	10,262	10,567	10,505
1/19	10,335	10,679	10,588
2/19	10,335	10,673	10,578
3/19	10,468	10,878	10,732
4/19	10,449	10,881	10,726
5/19	10,595	11,074	10,865
6/19	10,687	11,213	10,943
7/19	10,719	11,238	10,987
8/19	10,833	11,529	11,085
9/19	10,821	11,468	11,093
10/19	10,863	11,502	11,132
11/19	10,865	11,496	11,141
12/19	10,887	11,488	11,172
1/20	10,972	11,709	11,250
2/20	11,075	11,920	11,367
3/20	10,941	11,850	11,487
4/20	11,065	12,061	11,560
5/20	11,105	12,117	11,574
6/20	11,111	12,193	11,563
7/20	11,139	12,375	11,584
8/20	11,154	12,275	11,588
9/20	11,159	12,269	11,576
10/20	11,166	12,214	11,571
11/20	11,119	12,334	11,580
12/20	11,156	12,351	11,604
1/21	11,178	12,262	11,613
2/21	11,114	12,085	11,536
3/21	11,069	11,934	11,477
4/21	11,111	12,028	11,540
5/21	11,076	12,068	11,520
6/21	11,073	12,152	11,515
7/21	11,123	12,288	11,587
8/21	11,089	12,265	11,568
9/21	11,056	12,159	11,526
10/21	11,002	12,155	11,504
11/21	10,971	12,191	11,494
12/21	10,941	12,160	11,483
1/22	10,781	11,898	11,313
2/22	10,705	11,765	11,204
3/22	10,408	11,439	10,912
4/22	10,058	11,005	10,529
5/22	10,156	11,075	10,646
6/22	9,996	10,902	10,475
7/22	10,297	11,168	10,812
8/22	9,955	10,853	10,442
9/22	9,448	10,384	9,915
10/22	9,301	10,249	9,774
11/22	9,686	10,626	10,172
12/22	9,611	10,578	10,127
1/23	9,934	10,904	10,461
2/23	9,649	10,622	10,185
3/23	9,856	10,891	10,383
4/23	9,907	10,957	10,437
5/23	9,819	10,838	10,360
6/23	9,765	10,799	10,316
7/23	9,741	10,792	10,308
8/23	9,651	10,723	10,224
9/23	9,331	10,451	9,898
10/23	9,142	10,286	9,693
11/23	9,627	10,751	10,199
12/23	10,041	11,163	10,638
1/24	9,985	11,132	10,589
2/24	9,828	10,975	10,417
3/24	9,905	11,076	10,527
4/24	9,602	10,797	10,209
5/24	9,794	10,980	10,413
6/24	9,916	11,084	10,534
7/24	10,177	11,342	10,812
8/24	10,347	11,505	10,987
9/24	10,459	11,660	11,117
10/24	10,122	11,370	10,802
11/24	10,250	11,491	10,946
12/24	10,073	11,303	10,766
1/25	10,113	11,362	10,821
2/25	10,356	11,612	11,097
3/25	10,361	11,617	11,095
4/25	10,414	11,663	11,127
5/25	10,283	11,579	11,025
6/25	10,474	11,757	11,221
7/25	10,425	11,726	11,176
8/25	10,599	11,866	11,355
9/25	10,699	11,996	11,494
10/25	10,775	12,071	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	6.45%	-0.71%	0.75%
Class J Shares Including Sales Charge	5.45%	-0.71%	0.75%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$624,494
  Total Number of Portfolio Holdings319
  Portfolio Turnover Rate 268.0%
  Total Advisory Fees Paid (amount in thousands)$3,093

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARJ-0

Institutional

PMRIX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.53%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $11,120	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,966	9,974	9,986
12/15	9,946	9,941	9,983
1/16	10,094	10,078	10,113
2/16	10,133	10,150	10,151
3/16	10,155	10,243	10,181
4/16	10,188	10,282	10,197
5/16	10,164	10,285	10,211
6/16	10,291	10,469	10,294
7/16	10,289	10,536	10,315
8/16	10,266	10,524	10,327
9/16	10,331	10,517	10,355
10/16	10,303	10,437	10,328
11/16	10,128	10,190	10,151
12/16	10,109	10,205	10,150
1/17	10,113	10,225	10,147
2/17	10,154	10,293	10,195
3/17	10,144	10,288	10,198
4/17	10,206	10,367	10,265
5/17	10,261	10,447	10,329
6/17	10,218	10,437	10,287
7/17	10,268	10,481	10,334
8/17	10,330	10,575	10,409
9/17	10,297	10,525	10,386
10/17	10,278	10,531	10,383
11/17	10,253	10,518	10,368
12/17	10,269	10,566	10,402
1/18	10,155	10,444	10,280
2/18	10,098	10,345	10,212
3/18	10,145	10,412	10,278
4/18	10,119	10,334	10,226
5/18	10,185	10,408	10,297
6/18	10,181	10,395	10,302
7/18	10,166	10,398	10,291
8/18	10,223	10,464	10,354
9/18	10,163	10,397	10,290
10/18	10,107	10,315	10,225
11/18	10,194	10,377	10,317
12/18	10,361	10,567	10,505
1/19	10,437	10,679	10,588
2/19	10,439	10,673	10,578
3/19	10,578	10,878	10,732
4/19	10,561	10,881	10,726
5/19	10,713	11,074	10,865
6/19	10,808	11,213	10,943
7/19	10,844	11,238	10,987
8/19	10,963	11,529	11,085
9/19	10,954	11,468	11,093
10/19	11,000	11,502	11,132
11/19	11,004	11,496	11,141
12/19	11,030	11,488	11,172
1/20	11,119	11,709	11,250
2/20	11,227	11,920	11,367
3/20	11,093	11,850	11,487
4/20	11,222	12,061	11,560
5/20	11,265	12,117	11,574
6/20	11,274	12,193	11,563
7/20	11,305	12,375	11,584
8/20	11,323	12,275	11,588
9/20	11,330	12,269	11,576
10/20	11,339	12,214	11,571
11/20	11,294	12,334	11,580
12/20	11,334	12,351	11,604
1/21	11,359	12,262	11,613
2/21	11,297	12,085	11,536
3/21	11,254	11,934	11,477
4/21	11,299	12,028	11,540
5/21	11,267	12,068	11,520
6/21	11,266	12,152	11,515
7/21	11,320	12,288	11,587
8/21	11,289	12,265	11,568
9/21	11,258	12,159	11,526
10/21	11,204	12,155	11,504
11/21	11,176	12,191	11,494
12/21	11,148	12,160	11,483
1/22	10,987	11,898	11,313
2/22	10,913	11,765	11,204
3/22	10,612	11,439	10,912
4/22	10,257	11,005	10,529
5/22	10,370	11,075	10,646
6/22	10,199	10,902	10,475
7/22	10,509	11,168	10,812
8/22	10,162	10,853	10,442
9/22	9,647	10,384	9,915
10/22	9,499	10,249	9,774
11/22	9,896	10,626	10,172
12/22	9,824	10,578	10,127
1/23	10,156	10,904	10,461
2/23	9,878	10,622	10,185
3/23	10,093	10,891	10,383
4/23	10,138	10,957	10,437
5/23	10,050	10,838	10,360
6/23	9,998	10,799	10,316
7/23	9,977	10,792	10,308
8/23	9,889	10,723	10,224
9/23	9,564	10,451	9,898
10/23	9,384	10,286	9,693
11/23	9,874	10,751	10,199
12/23	10,302	11,163	10,638
1/24	10,259	11,132	10,589
2/24	10,088	10,975	10,417
3/24	10,181	11,076	10,527
4/24	9,873	10,797	10,209
5/24	10,061	10,980	10,413
6/24	10,189	11,084	10,534
7/24	10,459	11,342	10,812
8/24	10,638	11,505	10,987
9/24	10,755	11,660	11,117
10/24	10,410	11,370	10,802
11/24	10,545	11,491	10,946
12/24	10,365	11,303	10,766
1/25	10,421	11,362	10,821
2/25	10,663	11,612	11,097
3/25	10,671	11,617	11,095
4/25	10,728	11,663	11,127
5/25	10,609	11,579	11,025
6/25	10,797	11,757	11,221
7/25	10,749	11,726	11,176
8/25	10,931	11,866	11,355
9/25	11,037	11,996	11,494
10/25	11,120	12,071	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.82%	-0.39%	1.07%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$624,494
  Total Number of Portfolio Holdings319
  Portfolio Turnover Rate 268.0%
  Total Advisory Fees Paid (amount in thousands)$3,093

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARI-0

R-3

PRCMX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$101	0.98%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $10,638	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,971	9,974	9,986
12/15	9,938	9,941	9,983
1/16	10,091	10,078	10,113
2/16	10,118	10,150	10,151
3/16	10,146	10,243	10,181
4/16	10,165	10,282	10,197
5/16	10,147	10,285	10,211
6/16	10,270	10,469	10,294
7/16	10,263	10,536	10,315
8/16	10,237	10,524	10,327
9/16	10,288	10,517	10,355
10/16	10,266	10,437	10,328
11/16	10,088	10,190	10,151
12/16	10,065	10,205	10,150
1/17	10,066	10,225	10,147
2/17	10,103	10,293	10,195
3/17	10,089	10,288	10,198
4/17	10,147	10,367	10,265
5/17	10,197	10,447	10,329
6/17	10,150	10,437	10,287
7/17	10,188	10,481	10,334
8/17	10,254	10,575	10,409
9/17	10,217	10,525	10,386
10/17	10,195	10,531	10,383
11/17	10,166	10,518	10,368
12/17	10,178	10,566	10,402
1/18	10,062	10,444	10,280
2/18	10,002	10,345	10,212
3/18	10,035	10,412	10,278
4/18	10,006	10,334	10,226
5/18	10,067	10,408	10,297
6/18	10,069	10,395	10,302
7/18	10,041	10,398	10,291
8/18	10,103	10,464	10,354
9/18	10,030	10,397	10,290
10/18	9,971	10,315	10,225
11/18	10,053	10,377	10,317
12/18	10,223	10,567	10,505
1/19	10,295	10,679	10,588
2/19	10,284	10,673	10,578
3/19	10,426	10,878	10,732
4/19	10,406	10,881	10,726
5/19	10,551	11,074	10,865
6/19	10,641	11,213	10,943
7/19	10,662	11,238	10,987
8/19	10,785	11,529	11,085
9/19	10,773	11,468	11,093
10/19	10,813	11,502	11,132
11/19	10,814	11,496	11,141
12/19	10,824	11,488	11,172
1/20	10,908	11,709	11,250
2/20	11,020	11,920	11,367
3/20	10,884	11,850	11,487
4/20	11,007	12,061	11,560
5/20	11,045	12,117	11,574
6/20	11,049	12,193	11,563
7/20	11,076	12,375	11,584
8/20	11,079	12,275	11,588
9/20	11,082	12,269	11,576
10/20	11,097	12,214	11,571
11/20	11,048	12,334	11,580
12/20	11,082	12,351	11,604
1/21	11,103	12,262	11,613
2/21	11,039	12,085	11,536
3/21	10,993	11,934	11,477
4/21	11,032	12,028	11,540
5/21	10,996	12,068	11,520
6/21	10,981	12,152	11,515
7/21	11,040	12,288	11,587
8/21	11,006	12,265	11,568
9/21	10,970	12,159	11,526
10/21	10,904	12,155	11,504
11/21	10,883	12,191	11,494
12/21	10,851	12,160	11,483
1/22	10,691	11,898	11,313
2/22	10,604	11,765	11,204
3/22	10,308	11,439	10,912
4/22	9,969	11,005	10,529
5/22	10,065	11,075	10,646
6/22	9,906	10,902	10,475
7/22	10,203	11,168	10,812
8/22	9,852	10,853	10,442
9/22	9,348	10,384	9,915
10/22	9,213	10,249	9,774
11/22	9,583	10,626	10,172
12/22	9,519	10,578	10,127
1/23	9,838	10,904	10,461
2/23	9,555	10,622	10,185
3/23	9,759	10,891	10,383
4/23	9,809	10,957	10,437
5/23	9,710	10,838	10,360
6/23	9,667	10,799	10,316
7/23	9,643	10,792	10,308
8/23	9,543	10,723	10,224
9/23	9,237	10,451	9,898
10/23	9,049	10,286	9,693
11/23	9,529	10,751	10,199
12/23	9,938	11,163	10,638
1/24	9,882	11,132	10,589
2/24	9,713	10,975	10,417
3/24	9,800	11,076	10,527
4/24	9,499	10,797	10,209
5/24	9,688	10,980	10,413
6/24	9,796	11,084	10,534
7/24	10,063	11,342	10,812
8/24	10,219	11,505	10,987
9/24	10,340	11,660	11,117
10/24	10,004	11,370	10,802
11/24	10,130	11,491	10,946
12/24	9,954	11,303	10,766
1/25	9,993	11,362	10,821
2/25	10,232	11,612	11,097
3/25	10,236	11,617	11,095
4/25	10,276	11,663	11,127
5/25	10,158	11,579	11,025
6/25	10,345	11,757	11,221
7/25	10,284	11,726	11,176
8/25	10,466	11,866	11,355
9/25	10,564	11,996	11,494
10/25	10,638	12,071	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	6.34%	-0.84%	0.62%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$624,494
  Total Number of Portfolio Holdings319
  Portfolio Turnover Rate 268.0%
  Total Advisory Fees Paid (amount in thousands)$3,093

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARR3-0

R-5

PMREX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$69	0.67%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $10,973	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,965	9,974	9,986
12/15	9,944	9,941	9,983
1/16	10,099	10,078	10,113
2/16	10,128	10,150	10,151
3/16	10,158	10,243	10,181
4/16	10,180	10,282	10,197
5/16	10,155	10,285	10,211
6/16	10,281	10,469	10,294
7/16	10,287	10,536	10,315
8/16	10,263	10,524	10,327
9/16	10,317	10,517	10,355
10/16	10,288	10,437	10,328
11/16	10,122	10,190	10,151
12/16	10,092	10,205	10,150
1/17	10,095	10,225	10,147
2/17	10,135	10,293	10,195
3/17	10,134	10,288	10,198
4/17	10,194	10,367	10,265
5/17	10,237	10,447	10,329
6/17	10,193	10,437	10,287
7/17	10,243	10,481	10,334
8/17	10,303	10,575	10,409
9/17	10,268	10,525	10,386
10/17	10,259	10,531	10,383
11/17	10,232	10,518	10,368
12/17	10,247	10,566	10,402
1/18	10,122	10,444	10,280
2/18	10,065	10,345	10,212
3/18	10,110	10,412	10,278
4/18	10,084	10,334	10,226
5/18	10,148	10,408	10,297
6/18	10,143	10,395	10,302
7/18	10,126	10,398	10,291
8/18	10,192	10,464	10,354
9/18	10,121	10,397	10,290
10/18	10,064	10,315	10,225
11/18	10,149	10,377	10,317
12/18	10,314	10,567	10,505
1/19	10,399	10,679	10,588
2/19	10,390	10,673	10,578
3/19	10,526	10,878	10,732
4/19	10,519	10,881	10,726
5/19	10,658	11,074	10,865
6/19	10,752	11,213	10,943
7/19	10,786	11,238	10,987
8/19	10,914	11,529	11,085
9/19	10,903	11,468	11,093
10/19	10,937	11,502	11,132
11/19	10,951	11,496	11,141
12/19	10,964	11,488	11,172
1/20	11,052	11,709	11,250
2/20	11,168	11,920	11,367
3/20	11,033	11,850	11,487
4/20	11,160	12,061	11,560
5/20	11,202	12,117	11,574
6/20	11,209	12,193	11,563
7/20	11,239	12,375	11,584
8/20	11,245	12,275	11,588
9/20	11,251	12,269	11,576
10/20	11,258	12,214	11,571
11/20	11,222	12,334	11,580
12/20	11,250	12,351	11,604
1/21	11,284	12,262	11,613
2/21	11,221	12,085	11,536
3/21	11,177	11,934	11,477
4/21	11,221	12,028	11,540
5/21	11,187	12,068	11,520
6/21	11,174	12,152	11,515
7/21	11,227	12,288	11,587
8/21	11,205	12,265	11,568
9/21	11,162	12,159	11,526
10/21	11,108	12,155	11,504
11/21	11,078	12,191	11,494
12/21	11,060	12,160	11,483
1/22	10,899	11,898	11,313
2/22	10,813	11,765	11,204
3/22	10,514	11,439	10,912
4/22	10,172	11,005	10,529
5/22	10,272	11,075	10,646
6/22	10,102	10,902	10,475
7/22	10,407	11,168	10,812
8/22	10,063	10,853	10,442
9/22	9,552	10,384	9,915
10/22	9,405	10,249	9,774
11/22	9,796	10,626	10,172
12/22	9,734	10,578	10,127
1/23	10,051	10,904	10,461
2/23	9,775	10,622	10,185
3/23	9,986	10,891	10,383
4/23	10,040	10,957	10,437
5/23	9,941	10,838	10,360
6/23	9,889	10,799	10,316
7/23	9,866	10,792	10,308
8/23	9,778	10,723	10,224
9/23	9,468	10,451	9,898
10/23	9,277	10,286	9,693
11/23	9,771	10,751	10,199
12/23	10,181	11,163	10,638
1/24	10,138	11,132	10,589
2/24	9,968	10,975	10,417
3/24	10,059	11,076	10,527
4/24	9,753	10,797	10,209
5/24	9,949	10,980	10,413
6/24	10,063	11,084	10,534
7/24	10,328	11,342	10,812
8/24	10,503	11,505	10,987
9/24	10,617	11,660	11,117
10/24	10,276	11,370	10,802
11/24	10,419	11,491	10,946
12/24	10,241	11,303	10,766
1/25	10,284	11,362	10,821
2/25	10,532	11,612	11,097
3/25	10,539	11,617	11,095
4/25	10,583	11,663	11,127
5/25	10,464	11,579	11,025
6/25	10,647	11,757	11,221
7/25	10,599	11,726	11,176
8/25	10,789	11,866	11,355
9/25	10,893	11,996	11,494
10/25	10,973	12,071	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	6.78%	-0.51%	0.93%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$624,494
  Total Number of Portfolio Holdings319
  Portfolio Turnover Rate 268.0%
  Total Advisory Fees Paid (amount in thousands)$3,093

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARR5-0

Institutional

PGVXX

Government Money Market Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%

Fund Statistics

  Net Assets (amount in thousands)$4,880,773
  Total Number of Portfolio Holdings68
  Total Advisory Fees Paid (amount in thousands)$5,677

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	59.62%
Repurchase Agreements	26.84%
Investment Companies	8.75%
U.S. Government & Government Agency Obligations	5.08%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	64.70%
Financial	26.84%
Money Market Funds	8.75%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV922ARI-0

R-6

PGWXX

Government Money Market Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.14%

Fund Statistics

  Net Assets (amount in thousands)$4,880,773
  Total Number of Portfolio Holdings68
  Total Advisory Fees Paid (amount in thousands)$5,677

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	59.62%
Repurchase Agreements	26.84%
Investment Companies	8.75%
U.S. Government & Government Agency Obligations	5.08%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	64.70%
Financial	26.84%
Money Market Funds	8.75%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV922ARR6-0

Class A

CPHYX

High Yield Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $15,962	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	9,624	10,000	10,000
11/15	9,454	9,974	9,779
12/15	9,217	9,941	9,533
1/16	9,099	10,078	9,380
2/16	9,092	10,150	9,433
3/16	9,403	10,243	9,853
4/16	9,714	10,282	10,238
5/16	9,789	10,285	10,302
6/16	9,849	10,469	10,397
7/16	10,050	10,536	10,678
8/16	10,239	10,524	10,901
9/16	10,318	10,517	10,974
10/16	10,350	10,437	11,016
11/16	10,341	10,190	10,964
12/16	10,564	10,205	11,166
1/17	10,710	10,225	11,328
2/17	10,870	10,293	11,493
3/17	10,864	10,288	11,467
4/17	10,964	10,367	11,599
5/17	11,027	10,447	11,700
6/17	11,031	10,437	11,716
7/17	11,164	10,481	11,846
8/17	11,149	10,575	11,841
9/17	11,278	10,525	11,947
10/17	11,347	10,531	11,998
11/17	11,349	10,518	11,968
12/17	11,384	10,566	12,004
1/18	11,447	10,444	12,076
2/18	11,311	10,345	11,973
3/18	11,227	10,412	11,901
4/18	11,260	10,334	11,978
5/18	11,268	10,408	11,975
6/18	11,307	10,395	12,023
7/18	11,407	10,398	12,154
8/18	11,469	10,464	12,244
9/18	11,504	10,397	12,312
10/18	11,295	10,315	12,115
11/18	11,134	10,377	12,011
12/18	10,838	10,567	11,754
1/19	11,310	10,679	12,285
2/19	11,490	10,673	12,489
3/19	11,594	10,878	12,607
4/19	11,778	10,881	12,786
5/19	11,657	11,074	12,634
6/19	11,904	11,213	12,922
7/19	11,976	11,238	12,995
8/19	12,016	11,529	13,047
9/19	12,013	11,468	13,094
10/19	12,014	11,502	13,130
11/19	12,066	11,496	13,173
12/19	12,280	11,488	13,437
1/20	12,247	11,709	13,440
2/20	12,056	11,920	13,251
3/20	10,806	11,850	11,732
4/20	11,235	12,061	12,264
5/20	11,702	12,117	12,799
6/20	11,749	12,193	12,921
7/20	12,308	12,375	13,523
8/20	12,424	12,275	13,653
9/20	12,316	12,269	13,513
10/20	12,421	12,214	13,580
11/20	12,825	12,334	14,118
12/20	13,026	12,351	14,384
1/21	13,056	12,262	14,431
2/21	13,121	12,085	14,484
3/21	13,174	11,934	14,507
4/21	13,320	12,028	14,664
5/21	13,369	12,068	14,707
6/21	13,549	12,152	14,903
7/21	13,586	12,288	14,959
8/21	13,640	12,265	15,037
9/21	13,656	12,159	15,036
10/21	13,619	12,155	15,009
11/21	13,503	12,191	14,862
12/21	13,729	12,160	15,140
1/22	13,440	11,898	14,727
2/22	13,355	11,765	14,576
3/22	13,257	11,439	14,410
4/22	12,874	11,005	13,899
5/22	12,831	11,075	13,931
6/22	12,044	10,902	12,992
7/22	12,695	11,168	13,759
8/22	12,444	10,853	13,442
9/22	11,946	10,384	12,909
10/22	12,297	10,249	13,244
11/22	12,628	10,626	13,531
12/22	12,555	10,578	13,447
1/23	12,987	10,904	13,959
2/23	12,804	10,622	13,781
3/23	13,010	10,891	13,927
4/23	13,127	10,957	14,067
5/23	12,990	10,838	13,938
6/23	13,178	10,799	14,171
7/23	13,339	10,792	14,367
8/23	13,385	10,723	14,409
9/23	13,208	10,451	14,237
10/23	13,073	10,286	14,069
11/23	13,618	10,751	14,707
12/23	14,108	11,163	15,255
1/24	14,136	11,132	15,254
2/24	14,162	10,975	15,299
3/24	14,321	11,076	15,480
4/24	14,224	10,797	15,334
5/24	14,369	10,980	15,503
6/24	14,504	11,084	15,649
7/24	14,735	11,342	15,954
8/24	14,949	11,505	16,214
9/24	15,129	11,660	16,476
10/24	15,053	11,370	16,387
11/24	15,200	11,491	16,576
12/24	15,105	11,303	16,505
1/25	15,324	11,362	16,731
2/25	15,398	11,612	16,843
3/25	15,183	11,617	16,671
4/25	15,175	11,663	16,667
5/25	15,420	11,579	16,947
6/25	15,680	11,757	17,259
7/25	15,719	11,726	17,337
8/25	15,878	11,866	17,553
9/25	15,960	11,996	17,696
10/25	15,962	12,071	17,724

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.04%	5.14%	5.19%
Class A Shares Including Sales Charge	2.00%	4.35%	4.79%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,659,394
  Total Number of Portfolio Holdings459
  Portfolio Turnover Rate 40.3%
  Total Advisory Fees Paid (amount in thousands)$31,071

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARA-0

Class C

CCHIX

High Yield Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.68%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $15,617	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	10,000	10,000	10,000
11/15	9,806	9,974	9,779
12/15	9,556	9,941	9,533
1/16	9,430	10,078	9,380
2/16	9,418	10,150	9,433
3/16	9,745	10,243	9,853
4/16	10,044	10,282	10,238
5/16	10,128	10,285	10,302
6/16	10,183	10,469	10,397
7/16	10,382	10,536	10,678
8/16	10,569	10,524	10,901
9/16	10,642	10,517	10,974
10/16	10,668	10,437	11,016
11/16	10,652	10,190	10,964
12/16	10,873	10,205	11,166
1/17	11,031	10,225	11,328
2/17	11,187	10,293	11,493
3/17	11,158	10,288	11,467
4/17	11,255	10,367	11,599
5/17	11,326	10,447	11,700
6/17	11,324	10,437	11,716
7/17	11,437	10,481	11,846
8/17	11,430	10,575	11,841
9/17	11,539	10,525	11,947
10/17	11,617	10,531	11,998
11/17	11,612	10,518	11,968
12/17	11,625	10,566	12,004
1/18	11,682	10,444	12,076
2/18	11,553	10,345	11,973
3/18	11,446	10,412	11,901
4/18	11,489	10,334	11,978
5/18	11,489	10,408	11,975
6/18	11,505	10,395	12,023
7/18	11,599	10,398	12,154
8/18	11,670	10,464	12,244
9/18	11,683	10,397	12,312
10/18	11,483	10,315	12,115
11/18	11,313	10,377	12,011
12/18	10,994	10,567	11,754
1/19	11,477	10,679	12,285
2/19	11,650	10,673	12,489
3/19	11,748	10,878	12,607
4/19	11,925	10,881	12,786
5/19	11,795	11,074	12,634
6/19	12,035	11,213	12,922
7/19	12,100	11,238	12,995
8/19	12,132	11,529	13,047
9/19	12,123	11,468	13,094
10/19	12,116	11,502	13,130
11/19	12,161	11,496	13,173
12/19	12,383	11,488	13,437
1/20	12,326	11,709	13,440
2/20	12,128	11,920	13,251
3/20	10,878	11,850	11,732
4/20	11,281	12,061	12,264
5/20	11,755	12,117	12,799
6/20	11,794	12,193	12,921
7/20	12,358	12,375	13,523
8/20	12,466	12,275	13,653
9/20	12,351	12,269	13,513
10/20	12,448	12,214	13,580
11/20	12,840	12,334	14,118
12/20	13,030	12,351	14,384
1/21	13,052	12,262	14,431
2/21	13,108	12,085	14,484
3/21	13,152	11,934	14,507
4/21	13,287	12,028	14,664
5/21	13,327	12,068	14,707
6/21	13,495	12,152	14,903
7/21	13,523	12,288	14,959
8/21	13,567	12,265	15,037
9/21	13,576	12,159	15,036
10/21	13,552	12,155	15,009
11/21	13,412	12,191	14,862
12/21	13,642	12,160	15,140
1/22	13,332	11,898	14,727
2/22	13,241	11,765	14,576
3/22	13,137	11,439	14,410
4/22	12,735	11,005	13,899
5/22	12,703	11,075	13,931
6/22	11,907	10,902	12,992
7/22	12,534	11,168	13,759
8/22	12,281	10,853	13,442
9/22	11,787	10,384	12,909
10/22	12,140	10,249	13,244
11/22	12,436	10,626	13,531
12/22	12,355	10,578	13,447
1/23	12,785	10,904	13,959
2/23	12,600	10,622	13,781
3/23	12,791	10,891	13,927
4/23	12,896	10,957	14,067
5/23	12,755	10,838	13,938
6/23	12,927	10,799	14,171
7/23	13,076	10,792	14,367
8/23	13,110	10,723	14,409
9/23	12,930	10,451	14,237
10/23	12,791	10,286	14,069
11/23	13,324	10,751	14,707
12/23	13,804	11,163	15,255
1/24	13,831	11,132	15,254
2/24	13,856	10,975	15,299
3/24	14,012	11,076	15,480
4/24	13,916	10,797	15,334
5/24	14,059	10,980	15,503
6/24	14,191	11,084	15,649
7/24	14,417	11,342	15,954
8/24	14,626	11,505	16,214
9/24	14,802	11,660	16,476
10/24	14,728	11,370	16,387
11/24	14,872	11,491	16,576
12/24	14,778	11,303	16,505
1/25	14,993	11,362	16,731
2/25	15,066	11,612	16,843
3/25	14,855	11,617	16,671
4/25	14,848	11,663	16,667
5/25	15,087	11,579	16,947
6/25	15,341	11,757	17,259
7/25	15,379	11,726	17,337
8/25	15,535	11,866	17,553
9/25	15,615	11,996	17,696
10/25	15,617	12,071	17,724

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.26%	4.32%	4.56%
Class C Shares Including Sales Charge	4.27%	4.32%	4.56%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,659,394
  Total Number of Portfolio Holdings459
  Portfolio Turnover Rate 40.3%
  Total Advisory Fees Paid (amount in thousands)$31,071

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARC-0

Institutional

PHYTX

High Yield Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	0.60%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $17,098	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	10,000	10,000	10,000
11/15	9,825	9,974	9,779
12/15	9,566	9,941	9,533
1/16	9,460	10,078	9,380
2/16	9,441	10,150	9,433
3/16	9,783	10,243	9,853
4/16	10,097	10,282	10,238
5/16	10,193	10,285	10,302
6/16	10,243	10,469	10,397
7/16	10,470	10,536	10,678
8/16	10,656	10,524	10,901
9/16	10,740	10,517	10,974
10/16	10,776	10,437	11,016
11/16	10,784	10,190	10,964
12/16	11,006	10,205	11,166
1/17	11,177	10,225	11,328
2/17	11,333	10,293	11,493
3/17	11,329	10,288	11,467
4/17	11,437	10,367	11,599
5/17	11,521	10,447	11,700
6/17	11,514	10,437	11,716
7/17	11,656	10,481	11,846
8/17	11,643	10,575	11,841
9/17	11,782	10,525	11,947
10/17	11,857	10,531	11,998
11/17	11,862	10,518	11,968
12/17	11,903	10,566	12,004
1/18	11,973	10,444	12,076
2/18	11,832	10,345	11,973
3/18	11,747	10,412	11,901
4/18	11,785	10,334	11,978
5/18	11,796	10,408	11,975
6/18	11,839	10,395	12,023
7/18	11,948	10,398	12,154
8/18	12,017	10,464	12,244
9/18	12,056	10,397	12,312
10/18	11,839	10,315	12,115
11/18	11,689	10,377	12,011
12/18	11,363	10,567	11,754
1/19	11,865	10,679	12,285
2/19	12,057	10,673	12,489
3/19	12,171	10,878	12,607
4/19	12,352	10,881	12,786
5/19	12,244	11,074	12,634
6/19	12,508	11,213	12,922
7/19	12,588	11,238	12,995
8/19	12,634	11,529	13,047
9/19	12,635	11,468	13,094
10/19	12,640	11,502	13,130
11/19	12,699	11,496	13,173
12/19	12,930	11,488	13,437
1/20	12,898	11,709	13,440
2/20	12,681	11,920	13,251
3/20	11,376	11,850	11,732
4/20	11,835	12,061	12,264
5/20	12,333	12,117	12,799
6/20	12,386	12,193	12,921
7/20	12,983	12,375	13,523
8/20	13,110	12,275	13,653
9/20	12,997	12,269	13,513
10/20	13,112	12,214	13,580
11/20	13,543	12,334	14,118
12/20	13,760	12,351	14,384
1/21	13,777	12,262	14,431
2/21	13,868	12,085	14,484
3/21	13,909	11,934	14,507
4/21	14,068	12,028	14,664
5/21	14,124	12,068	14,707
6/21	14,319	12,152	14,903
7/21	14,363	12,288	14,959
8/21	14,424	12,265	15,037
9/21	14,445	12,159	15,036
10/21	14,429	12,155	15,009
11/21	14,289	12,191	14,862
12/21	14,534	12,160	15,140
1/22	14,229	11,898	14,727
2/22	14,142	11,765	14,576
3/22	14,041	11,439	14,410
4/22	13,635	11,005	13,899
5/22	13,613	11,075	13,931
6/22	12,775	10,902	12,992
7/22	13,454	11,168	13,759
8/22	13,190	10,853	13,442
9/22	12,680	10,384	12,909
10/22	13,058	10,249	13,244
11/22	13,396	10,626	13,531
12/22	13,321	10,578	13,447
1/23	13,787	10,904	13,959
2/23	13,616	10,622	13,781
3/23	13,819	10,891	13,927
4/23	13,969	10,957	14,067
5/23	13,827	10,838	13,938
6/23	14,011	10,799	14,171
7/23	14,210	10,792	14,367
8/23	14,241	10,723	14,409
9/23	14,055	10,451	14,237
10/23	13,914	10,286	14,069
11/23	14,503	10,751	14,707
12/23	15,035	11,163	15,255
1/24	15,068	11,132	15,254
2/24	15,078	10,975	15,299
3/24	15,275	11,076	15,480
4/24	15,174	10,797	15,334
5/24	15,335	10,980	15,503
6/24	15,484	11,084	15,649
7/24	15,713	11,342	15,954
8/24	15,948	11,505	16,214
9/24	16,144	11,660	16,476
10/24	16,067	11,370	16,387
11/24	16,229	11,491	16,576
12/24	16,131	11,303	16,505
1/25	16,371	11,362	16,731
2/25	16,456	11,612	16,843
3/25	16,227	11,617	16,671
4/25	16,223	11,663	16,667
5/25	16,491	11,579	16,947
6/25	16,776	11,757	17,259
7/25	16,822	11,726	17,337
8/25	16,999	11,866	17,553
9/25	17,091	11,996	17,696
10/25	17,098	12,071	17,724

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.41%	5.45%	5.51%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,659,394
  Total Number of Portfolio Holdings459
  Portfolio Turnover Rate 40.3%
  Total Advisory Fees Paid (amount in thousands)$31,071

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARI-0

R-6

PHYFX

High Yield Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$53	0.51%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $17,182	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	10,000	10,000	10,000
11/15	9,824	9,974	9,779
12/15	9,577	9,941	9,533
1/16	9,455	10,078	9,380
2/16	9,448	10,150	9,433
3/16	9,770	10,243	9,853
4/16	10,094	10,282	10,238
5/16	10,172	10,285	10,302
6/16	10,234	10,469	10,397
7/16	10,443	10,536	10,678
8/16	10,640	10,524	10,901
9/16	10,721	10,517	10,974
10/16	10,755	10,437	11,016
11/16	10,761	10,190	10,964
12/16	10,982	10,205	11,166
1/17	11,152	10,225	11,328
2/17	11,307	10,293	11,493
3/17	11,302	10,288	11,467
4/17	11,410	10,367	11,599
5/17	11,493	10,447	11,700
6/17	11,486	10,437	11,716
7/17	11,629	10,481	11,846
8/17	11,617	10,575	11,841
9/17	11,757	10,525	11,947
10/17	11,832	10,531	11,998
11/17	11,838	10,518	11,968
12/17	11,863	10,566	12,004
1/18	11,934	10,444	12,076
2/18	11,810	10,345	11,973
3/18	11,726	10,412	11,901
4/18	11,765	10,334	11,978
5/18	11,776	10,408	11,975
6/18	11,804	10,395	12,023
7/18	11,930	10,398	12,154
8/18	12,000	10,464	12,244
9/18	12,024	10,397	12,312
10/18	11,824	10,315	12,115
11/18	11,659	10,377	12,011
12/18	11,351	10,567	11,754
1/19	11,853	10,679	12,285
2/19	12,046	10,673	12,489
3/19	12,160	10,878	12,607
4/19	12,342	10,881	12,786
5/19	12,235	11,074	12,634
6/19	12,483	11,213	12,922
7/19	12,563	11,238	12,995
8/19	12,611	11,529	13,047
9/19	12,630	11,468	13,094
10/19	12,635	11,502	13,130
11/19	12,696	11,496	13,173
12/19	12,927	11,488	13,437
1/20	12,897	11,709	13,440
2/20	12,680	11,920	13,251
3/20	11,376	11,850	11,732
4/20	11,836	12,061	12,264
5/20	12,335	12,117	12,799
6/20	12,389	12,193	12,921
7/20	12,987	12,375	13,523
8/20	13,115	12,275	13,653
9/20	13,002	12,269	13,513
10/20	13,118	12,214	13,580
11/20	13,551	12,334	14,118
12/20	13,769	12,351	14,384
1/21	13,787	12,262	14,431
2/21	13,879	12,085	14,484
3/21	13,921	11,934	14,507
4/21	14,081	12,028	14,664
5/21	14,158	12,068	14,707
6/21	14,335	12,152	14,903
7/21	14,380	12,288	14,959
8/21	14,442	12,265	15,037
9/21	14,464	12,159	15,036
10/21	14,449	12,155	15,009
11/21	14,311	12,191	14,862
12/21	14,557	12,160	15,140
1/22	14,252	11,898	14,727
2/22	14,166	11,765	14,576
3/22	14,066	11,439	14,410
4/22	13,660	11,005	13,899
5/22	13,639	11,075	13,931
6/22	12,800	10,902	12,992
7/22	13,482	11,168	13,759
8/22	13,218	10,853	13,442
9/22	12,708	10,384	12,909
10/22	13,088	10,249	13,244
11/22	13,428	10,626	13,531
12/22	13,354	10,578	13,447
1/23	13,822	10,904	13,959
2/23	13,651	10,622	13,781
3/23	13,856	10,891	13,927
4/23	14,007	10,957	14,067
5/23	13,866	10,838	13,938
6/23	14,051	10,799	14,171
7/23	14,252	10,792	14,367
8/23	14,284	10,723	14,409
9/23	14,098	10,451	14,237
10/23	13,958	10,286	14,069
11/23	14,550	10,751	14,707
12/23	15,062	11,163	15,255
1/24	15,119	11,132	15,254
2/24	15,129	10,975	15,299
3/24	15,328	11,076	15,480
4/24	15,228	10,797	15,334
5/24	15,391	10,980	15,503
6/24	15,518	11,084	15,649
7/24	15,772	11,342	15,954
8/24	16,009	11,505	16,214
9/24	16,207	11,660	16,476
10/24	16,131	11,370	16,387
11/24	16,295	11,491	16,576
12/24	16,198	11,303	16,505
1/25	16,441	11,362	16,731
2/25	16,526	11,612	16,843
3/25	16,298	11,617	16,671
4/25	16,295	11,663	16,667
5/25	16,566	11,579	16,947
6/25	16,854	11,757	17,259
7/25	16,901	11,726	17,337
8/25	17,055	11,866	17,553
9/25	17,174	11,996	17,696
10/25	17,182	12,071	17,724

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.51%	5.54%	5.56%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is April 8, 1998.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,659,394
  Total Number of Portfolio Holdings459
  Portfolio Turnover Rate 40.3%
  Total Advisory Fees Paid (amount in thousands)$31,071

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARR6-0

Class J

PIPJX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$81	0.79%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $12,323	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,905	9,941	9,911
1/16	10,005	10,078	10,058
2/16	10,104	10,150	10,170
3/16	10,253	10,243	10,353
4/16	10,278	10,282	10,389
5/16	10,203	10,285	10,315
6/16	10,402	10,469	10,530
7/16	10,489	10,536	10,621
8/16	10,451	10,524	10,573
9/16	10,501	10,517	10,631
10/16	10,451	10,437	10,589
11/16	10,253	10,190	10,385
12/16	10,214	10,205	10,375
1/17	10,302	10,225	10,462
2/17	10,327	10,293	10,512
3/17	10,339	10,288	10,506
4/17	10,377	10,367	10,568
5/17	10,377	10,447	10,564
6/17	10,277	10,437	10,464
7/17	10,302	10,481	10,510
8/17	10,377	10,575	10,622
9/17	10,314	10,525	10,554
10/17	10,352	10,531	10,576
11/17	10,352	10,518	10,590
12/17	10,448	10,566	10,687
1/18	10,372	10,444	10,596
2/18	10,270	10,345	10,492
3/18	10,359	10,412	10,603
4/18	10,372	10,334	10,597
5/18	10,397	10,408	10,642
6/18	10,423	10,395	10,685
7/18	10,372	10,398	10,633
8/18	10,435	10,464	10,710
9/18	10,321	10,397	10,597
10/18	10,142	10,315	10,445
11/18	10,180	10,377	10,495
12/18	10,217	10,567	10,552
1/19	10,348	10,679	10,694
2/19	10,348	10,673	10,693
3/19	10,519	10,878	10,889
4/19	10,558	10,881	10,926
5/19	10,703	11,074	11,106
6/19	10,763	11,213	11,201
7/19	10,802	11,238	11,241
8/19	11,013	11,529	11,509
9/19	10,850	11,468	11,352
10/19	10,890	11,502	11,381
11/19	10,903	11,496	11,398
12/19	10,947	11,488	11,442
1/20	11,159	11,709	11,682
2/20	11,252	11,920	11,844
3/20	10,987	11,850	11,635
4/20	11,319	12,061	11,959
5/20	11,359	12,117	11,995
6/20	11,478	12,193	12,129
7/20	11,757	12,375	12,408
8/20	11,877	12,275	12,543
9/20	11,857	12,269	12,497
10/20	11,777	12,214	12,416
11/20	11,910	12,334	12,555
12/20	12,037	12,351	12,699
1/21	12,064	12,262	12,741
2/21	11,796	12,085	12,536
3/21	11,823	11,934	12,512
4/21	11,997	12,028	12,687
5/21	12,117	12,068	12,841
6/21	12,198	12,152	12,919
7/21	12,479	12,288	13,263
8/21	12,465	12,265	13,240
9/21	12,372	12,159	13,145
10/21	12,465	12,155	13,294
11/21	12,586	12,191	13,413
12/21	12,623	12,160	13,456
1/22	12,350	11,898	13,184
2/22	12,465	11,765	13,296
3/22	12,263	11,439	13,049
4/22	11,947	11,005	12,782
5/22	11,846	11,075	12,655
6/22	11,472	10,902	12,255
7/22	11,961	11,168	12,789
8/22	11,644	10,853	12,448
9/22	10,853	10,384	11,625
10/22	10,982	10,249	11,769
11/22	11,198	10,626	11,984
12/22	11,067	10,578	11,862
1/23	11,296	10,904	12,079
2/23	11,143	10,622	11,913
3/23	11,449	10,891	12,258
4/23	11,465	10,957	12,271
5/23	11,311	10,838	12,124
6/23	11,266	10,799	12,084
7/23	11,281	10,792	12,099
8/23	11,158	10,723	11,991
9/23	10,944	10,451	11,770
10/23	10,852	10,286	11,684
11/23	11,143	10,751	12,001
12/23	11,397	11,163	12,324
1/24	11,444	11,132	12,346
2/24	11,318	10,975	12,213
3/24	11,381	11,076	12,314
4/24	11,223	10,797	12,106
5/24	11,397	10,980	12,314
6/24	11,476	11,084	12,411
7/24	11,682	11,342	12,632
8/24	11,761	11,505	12,731
9/24	11,919	11,660	12,922
10/24	11,714	11,370	12,690
11/24	11,761	11,491	12,752
12/24	11,555	11,303	12,550
1/25	11,686	11,362	12,712
2/25	11,931	11,612	12,990
3/25	12,013	11,617	13,073
4/25	12,013	11,663	13,088
5/25	11,947	11,579	13,012
6/25	12,062	11,757	13,136
7/25	12,062	11,726	13,152
8/25	12,258	11,866	13,354
9/25	12,290	11,996	13,412
10/25	12,323	12,071	13,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.20%	0.91%	2.11%
Class J Shares Including Sales Charge	4.20%	0.91%	2.11%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,384,473
  Total Number of Portfolio Holdings263
  Portfolio Turnover Rate 155.4%
  Total Advisory Fees Paid (amount in thousands)$8,337

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARJ-0

Institutional

PIPIX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $13,008	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,914	9,941	9,911
1/16	10,023	10,078	10,058
2/16	10,119	10,150	10,170
3/16	10,276	10,243	10,353
4/16	10,313	10,282	10,389
5/16	10,240	10,285	10,315
6/16	10,445	10,469	10,530
7/16	10,542	10,536	10,621
8/16	10,506	10,524	10,573
9/16	10,554	10,517	10,631
10/16	10,530	10,437	10,589
11/16	10,325	10,190	10,385
12/16	10,294	10,205	10,375
1/17	10,379	10,225	10,462
2/17	10,416	10,293	10,512
3/17	10,428	10,288	10,506
4/17	10,489	10,367	10,568
5/17	10,489	10,447	10,564
6/17	10,379	10,437	10,464
7/17	10,428	10,481	10,510
8/17	10,501	10,575	10,622
9/17	10,452	10,525	10,554
10/17	10,489	10,531	10,576
11/17	10,501	10,518	10,590
12/17	10,604	10,566	10,687
1/18	10,530	10,444	10,596
2/18	10,430	10,345	10,492
3/18	10,530	10,412	10,603
4/18	10,542	10,334	10,597
5/18	10,567	10,408	10,642
6/18	10,617	10,395	10,685
7/18	10,567	10,398	10,633
8/18	10,642	10,464	10,710
9/18	10,517	10,397	10,597
10/18	10,356	10,315	10,445
11/18	10,393	10,377	10,495
12/18	10,436	10,567	10,552
1/19	10,590	10,679	10,694
2/19	10,590	10,673	10,693
3/19	10,769	10,878	10,889
4/19	10,808	10,881	10,926
5/19	10,974	11,074	11,106
6/19	11,042	11,213	11,201
7/19	11,081	11,238	11,241
8/19	11,312	11,529	11,509
9/19	11,147	11,468	11,352
10/19	11,199	11,502	11,381
11/19	11,225	11,496	11,398
12/19	11,277	11,488	11,442
1/20	11,499	11,709	11,682
2/20	11,603	11,920	11,844
3/20	11,333	11,850	11,635
4/20	11,685	12,061	11,959
5/20	11,724	12,117	11,995
6/20	11,868	12,193	12,129
7/20	12,155	12,375	12,408
8/20	12,286	12,275	12,543
9/20	12,267	12,269	12,497
10/20	12,188	12,214	12,416
11/20	12,333	12,334	12,555
12/20	12,472	12,351	12,699
1/21	12,511	12,262	12,741
2/21	12,234	12,085	12,536
3/21	12,261	11,934	12,512
4/21	12,445	12,028	12,687
5/21	12,577	12,068	12,841
6/21	12,669	12,152	12,919
7/21	12,959	12,288	13,263
8/21	12,946	12,265	13,240
9/21	12,867	12,159	13,145
10/21	12,959	12,155	13,294
11/21	13,091	12,191	13,413
12/21	13,139	12,160	13,456
1/22	12,856	11,898	13,184
2/22	12,969	11,765	13,296
3/22	12,757	11,439	13,049
4/22	12,445	11,005	12,782
5/22	12,346	11,075	12,655
6/22	11,950	10,902	12,255
7/22	12,460	11,168	12,789
8/22	12,134	10,853	12,448
9/22	11,327	10,384	11,625
10/22	11,454	10,249	11,769
11/22	11,681	10,626	11,984
12/22	11,552	10,578	11,862
1/23	11,793	10,904	12,079
2/23	11,627	10,622	11,913
3/23	11,974	10,891	12,258
4/23	11,974	10,957	12,271
5/23	11,838	10,838	12,124
6/23	11,793	10,799	12,084
7/23	11,793	10,792	12,099
8/23	11,687	10,723	11,991
9/23	11,446	10,451	11,770
10/23	11,356	10,286	11,684
11/23	11,672	10,751	12,001
12/23	11,954	11,163	12,324
1/24	12,001	11,132	12,346
2/24	11,876	10,975	12,213
3/24	11,954	11,076	12,314
4/24	11,767	10,797	12,106
5/24	11,970	10,980	12,314
6/24	12,048	11,084	12,411
7/24	12,267	11,342	12,632
8/24	12,360	11,505	12,731
9/24	12,532	11,660	12,922
10/24	12,298	11,370	12,690
11/24	12,360	11,491	12,752
12/24	12,153	11,303	12,550
1/25	12,298	11,362	12,712
2/25	12,556	11,612	12,990
3/25	12,637	11,617	13,073
4/25	12,637	11,663	13,088
5/25	12,573	11,579	13,012
6/25	12,702	11,757	13,136
7/25	12,718	11,726	13,152
8/25	12,928	11,866	13,354
9/25	12,976	11,996	13,412
10/25	13,008	12,071	13,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	5.78%	1.31%	2.66%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,384,473
  Total Number of Portfolio Holdings263
  Portfolio Turnover Rate 155.4%
  Total Advisory Fees Paid (amount in thousands)$8,337

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARI-0

R-3

PIFPX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$97	0.95%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $12,304	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,898	9,941	9,911
1/16	10,010	10,078	10,058
2/16	10,097	10,150	10,170
3/16	10,246	10,243	10,353
4/16	10,283	10,282	10,389
5/16	10,196	10,285	10,315
6/16	10,407	10,469	10,530
7/16	10,494	10,536	10,621
8/16	10,444	10,524	10,573
9/16	10,506	10,517	10,631
10/16	10,469	10,437	10,589
11/16	10,258	10,190	10,385
12/16	10,225	10,205	10,375
1/17	10,312	10,225	10,462
2/17	10,337	10,293	10,512
3/17	10,350	10,288	10,506
4/17	10,387	10,367	10,568
5/17	10,387	10,447	10,564
6/17	10,287	10,437	10,464
7/17	10,312	10,481	10,510
8/17	10,387	10,575	10,622
9/17	10,337	10,525	10,554
10/17	10,362	10,531	10,576
11/17	10,375	10,518	10,590
12/17	10,464	10,566	10,687
1/18	10,387	10,444	10,596
2/18	10,285	10,345	10,492
3/18	10,387	10,412	10,603
4/18	10,387	10,334	10,597
5/18	10,413	10,408	10,642
6/18	10,451	10,395	10,685
7/18	10,400	10,398	10,633
8/18	10,464	10,464	10,710
9/18	10,336	10,397	10,597
10/18	10,170	10,315	10,445
11/18	10,209	10,377	10,495
12/18	10,237	10,567	10,552
1/19	10,394	10,679	10,694
2/19	10,381	10,673	10,693
3/19	10,565	10,878	10,889
4/19	10,591	10,881	10,926
5/19	10,748	11,074	11,106
6/19	10,815	11,213	11,201
7/19	10,841	11,238	11,241
8/19	11,065	11,529	11,509
9/19	10,894	11,468	11,352
10/19	10,947	11,502	11,381
11/19	10,960	11,496	11,398
12/19	11,010	11,488	11,442
1/20	11,223	11,709	11,682
2/20	11,316	11,920	11,844
3/20	11,052	11,850	11,635
4/20	11,385	12,061	11,959
5/20	11,425	12,117	11,995
6/20	11,558	12,193	12,129
7/20	11,824	12,375	12,408
8/20	11,958	12,275	12,543
9/20	11,922	12,269	12,497
10/20	11,842	12,214	12,416
11/20	11,989	12,334	12,555
12/20	12,113	12,351	12,699
1/21	12,140	12,262	12,741
2/21	11,871	12,085	12,536
3/21	11,885	11,934	12,512
4/21	12,073	12,028	12,687
5/21	12,180	12,068	12,841
6/21	12,260	12,152	12,919
7/21	12,542	12,288	13,263
8/21	12,529	12,265	13,240
9/21	12,435	12,159	13,145
10/21	12,529	12,155	13,294
11/21	12,649	12,191	13,413
12/21	12,680	12,160	13,456
1/22	12,407	11,898	13,184
2/22	12,522	11,765	13,296
3/22	12,307	11,439	13,049
4/22	12,005	11,005	12,782
5/22	11,890	11,075	12,655
6/22	11,503	10,902	12,255
7/22	11,991	11,168	12,789
8/22	11,675	10,853	12,448
9/22	10,885	10,384	11,625
10/22	11,014	10,249	11,769
11/22	11,215	10,626	11,984
12/22	11,098	10,578	11,862
1/23	11,312	10,904	12,079
2/23	11,159	10,622	11,913
3/23	11,479	10,891	12,258
4/23	11,479	10,957	12,271
5/23	11,342	10,838	12,124
6/23	11,281	10,799	12,084
7/23	11,296	10,792	12,099
8/23	11,175	10,723	11,991
9/23	10,961	10,451	11,770
10/23	10,870	10,286	11,684
11/23	11,159	10,751	12,001
12/23	11,406	11,163	12,324
1/24	11,453	11,132	12,346
2/24	11,328	10,975	12,213
3/24	11,391	11,076	12,314
4/24	11,217	10,797	12,106
5/24	11,406	10,980	12,314
6/24	11,469	11,084	12,411
7/24	11,674	11,342	12,632
8/24	11,768	11,505	12,731
9/24	11,925	11,660	12,922
10/24	11,689	11,370	12,690
11/24	11,752	11,491	12,752
12/24	11,542	11,303	12,550
1/25	11,672	11,362	12,712
2/25	11,915	11,612	12,990
3/25	11,996	11,617	13,073
4/25	11,980	11,663	13,088
5/25	11,915	11,579	13,012
6/25	12,045	11,757	13,136
7/25	12,029	11,726	13,152
8/25	12,223	11,866	13,354
9/25	12,272	11,996	13,412
10/25	12,304	12,071	13,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	5.26%	0.77%	2.10%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,384,473
  Total Number of Portfolio Holdings263
  Portfolio Turnover Rate 155.4%
  Total Advisory Fees Paid (amount in thousands)$8,337

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARR3-0

R-5

PBPPX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$66	0.64%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $12,683	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,907	9,941	9,911
1/16	10,017	10,078	10,058
2/16	10,102	10,150	10,170
3/16	10,261	10,243	10,353
4/16	10,298	10,282	10,389
5/16	10,225	10,285	10,315
6/16	10,432	10,469	10,530
7/16	10,518	10,536	10,621
8/16	10,481	10,524	10,573
9/16	10,530	10,517	10,631
10/16	10,493	10,437	10,589
11/16	10,298	10,190	10,385
12/16	10,272	10,205	10,375
1/17	10,346	10,225	10,462
2/17	10,383	10,293	10,512
3/17	10,395	10,288	10,506
4/17	10,444	10,367	10,568
5/17	10,444	10,447	10,564
6/17	10,333	10,437	10,464
7/17	10,370	10,481	10,510
8/17	10,456	10,575	10,622
9/17	10,395	10,525	10,554
10/17	10,432	10,531	10,576
11/17	10,444	10,518	10,590
12/17	10,541	10,566	10,687
1/18	10,466	10,444	10,596
2/18	10,365	10,345	10,492
3/18	10,466	10,412	10,603
4/18	10,466	10,334	10,597
5/18	10,503	10,408	10,642
6/18	10,541	10,395	10,685
7/18	10,491	10,398	10,633
8/18	10,554	10,464	10,710
9/18	10,441	10,397	10,597
10/18	10,277	10,315	10,445
11/18	10,315	10,377	10,495
12/18	10,352	10,567	10,552
1/19	10,494	10,679	10,694
2/19	10,494	10,673	10,693
3/19	10,676	10,878	10,889
4/19	10,714	10,881	10,926
5/19	10,870	11,074	11,106
6/19	10,943	11,213	11,201
7/19	10,969	11,238	11,241
8/19	11,203	11,529	11,509
9/19	11,029	11,468	11,352
10/19	11,081	11,502	11,381
11/19	11,108	11,496	11,398
12/19	11,152	11,488	11,442
1/20	11,376	11,709	11,682
2/20	11,481	11,920	11,844
3/20	11,202	11,850	11,635
4/20	11,544	12,061	11,959
5/20	11,583	12,117	11,995
6/20	11,728	12,193	12,129
7/20	12,005	12,375	12,408
8/20	12,136	12,275	12,543
9/20	12,123	12,269	12,497
10/20	12,030	12,214	12,416
11/20	12,176	12,334	12,555
12/20	12,307	12,351	12,699
1/21	12,347	12,262	12,741
2/21	12,068	12,085	12,536
3/21	12,094	11,934	12,512
4/21	12,280	12,028	12,687
5/21	12,400	12,068	12,841
6/21	12,479	12,152	12,919
7/21	12,771	12,288	13,263
8/21	12,758	12,265	13,240
9/21	12,665	12,159	13,145
10/21	12,771	12,155	13,294
11/21	12,891	12,191	13,413
12/21	12,928	12,160	13,456
1/22	12,657	11,898	13,184
2/22	12,757	11,765	13,296
3/22	12,558	11,439	13,049
4/22	12,244	11,005	12,782
5/22	12,144	11,075	12,655
6/22	11,745	10,902	12,255
7/22	12,258	11,168	12,789
8/22	11,930	10,853	12,448
9/22	11,132	10,384	11,625
10/22	11,261	10,249	11,769
11/22	11,474	10,626	11,984
12/22	11,345	10,578	11,862
1/23	11,572	10,904	12,079
2/23	11,420	10,622	11,913
3/23	11,738	10,891	12,258
4/23	11,754	10,957	12,271
5/23	11,602	10,838	12,124
6/23	11,557	10,799	12,084
7/23	11,572	10,792	12,099
8/23	11,451	10,723	11,991
9/23	11,223	10,451	11,770
10/23	11,133	10,286	11,684
11/23	11,436	10,751	12,001
12/23	11,712	11,163	12,324
1/24	11,759	11,132	12,346
2/24	11,634	10,975	12,213
3/24	11,697	11,076	12,314
4/24	11,525	10,797	12,106
5/24	11,712	10,980	12,314
6/24	11,791	11,084	12,411
7/24	12,009	11,342	12,632
8/24	12,087	11,505	12,731
9/24	12,259	11,660	12,922
10/24	12,040	11,370	12,690
11/24	12,087	11,491	12,752
12/24	11,876	11,303	12,550
1/25	12,022	11,362	12,712
2/25	12,264	11,612	12,990
3/25	12,361	11,617	13,073
4/25	12,361	11,663	13,088
5/25	12,280	11,579	13,012
6/25	12,409	11,757	13,136
7/25	12,409	11,726	13,152
8/25	12,619	11,866	13,354
9/25	12,651	11,996	13,412
10/25	12,683	12,071	13,460

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	5.34%	1.06%	2.41%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,384,473
  Total Number of Portfolio Holdings263
  Portfolio Turnover Rate 155.4%
  Total Advisory Fees Paid (amount in thousands)$8,337

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARR5-0

Institutional

PINIX

International Equity Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.77%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $20,418	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,956	9,793
12/15	9,838	9,609
1/16	9,131	8,955
2/16	8,706	8,853
3/16	9,399	9,573
4/16	9,391	9,825
5/16	9,674	9,659
6/16	9,429	9,511
7/16	9,846	9,981
8/16	9,779	10,045
9/16	10,069	10,168
10/16	9,764	10,022
11/16	9,451	9,791
12/16	9,378	10,041
1/17	9,814	10,396
2/17	10,033	10,562
3/17	10,371	10,830
4/17	10,710	11,062
5/17	10,996	11,421
6/17	11,079	11,456
7/17	11,658	11,879
8/17	11,952	11,941
9/17	12,238	12,162
10/17	12,592	12,391
11/17	12,840	12,492
12/17	13,019	12,771
1/18	13,848	13,482
2/18	13,278	12,847
3/18	13,057	12,620
4/18	12,951	12,821
5/18	13,111	12,525
6/18	12,419	12,290
7/18	12,487	12,584
8/18	12,190	12,321
9/18	12,016	12,377
10/18	10,776	11,370
11/18	10,533	11,478
12/18	9,941	10,958
1/19	10,986	11,786
2/19	11,282	12,016
3/19	11,422	12,088
4/19	11,825	12,407
5/19	11,118	11,741
6/19	11,916	12,448
7/19	11,801	12,298
8/19	11,488	11,918
9/19	11,694	12,225
10/19	12,294	12,651
11/19	12,451	12,763
12/19	13,132	13,315
1/20	12,862	12,958
2/20	12,103	11,933
3/20	10,131	10,206
4/20	11,142	10,979
5/20	11,741	11,338
6/20	12,365	11,851
7/20	13,191	12,379
8/20	13,469	12,909
9/20	13,207	12,592
10/20	12,803	12,321
11/20	14,177	13,978
12/20	14,967	14,734
1/21	15,021	14,766
2/21	15,506	15,058
3/21	16,001	15,248
4/21	16,639	15,697
5/21	17,044	16,188
6/21	16,837	16,084
7/21	16,882	15,818
8/21	16,927	16,119
9/21	16,127	15,603
10/21	16,559	15,975
11/21	16,073	15,256
12/21	16,864	15,887
1/22	16,151	15,301
2/22	15,138	14,998
3/22	14,993	15,022
4/22	13,650	14,079
5/22	13,836	14,180
6/22	12,452	12,960
7/22	12,937	13,404
8/22	12,400	12,973
9/22	11,191	11,676
10/22	11,615	12,025
11/22	13,030	13,445
12/22	12,602	13,344
1/23	13,592	14,427
2/23	13,294	13,920
3/23	13,655	14,260
4/23	13,964	14,508
5/23	13,538	13,980
6/23	14,124	14,608
7/23	14,624	15,202
8/23	13,858	14,515
9/23	13,368	14,057
10/23	12,783	13,477
11/23	13,932	14,690
12/23	14,600	15,428
1/24	14,512	15,275
2/24	15,258	15,661
3/24	15,641	16,151
4/24	15,356	15,861
5/24	16,124	16,321
6/24	15,937	16,306
7/24	16,145	16,683
8/24	16,441	17,159
9/24	16,781	17,621
10/24	16,003	16,756
11/24	16,047	16,604
12/24	15,720	16,282
1/25	16,470	16,938
2/25	17,157	17,173
3/25	16,945	17,134
4/25	17,232	17,753
5/25	18,169	18,566
6/25	18,844	19,196
7/25	18,656	19,141
8/25	19,444	19,805
9/25	20,231	20,518
10/25	20,418	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	27.59%	9.78%	7.40%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,530,501
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate 96.3%
  Total Advisory Fees Paid (amount in thousands)$25,707

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARI-0

R-3

PRPPX

International Equity Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$136	1.20%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $19,455	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,948	9,793
12/15	9,829	9,609
1/16	9,114	8,955
2/16	8,690	8,853
3/16	9,375	9,573
4/16	9,367	9,825
5/16	9,643	9,659
6/16	9,397	9,511
7/16	9,806	9,981
8/16	9,739	10,045
9/16	10,015	10,168
10/16	9,710	10,022
11/16	9,397	9,791
12/16	9,317	10,041
1/17	9,743	10,396
2/17	9,960	10,562
3/17	10,289	10,830
4/17	10,625	11,062
5/17	10,902	11,421
6/17	10,984	11,456
7/17	11,553	11,879
8/17	11,844	11,941
9/17	12,114	12,162
10/17	12,457	12,391
11/17	12,704	12,492
12/17	12,878	12,771
1/18	13,690	13,482
2/18	13,119	12,847
3/18	12,900	12,620
4/18	12,788	12,821
5/18	12,938	12,525
6/18	12,246	12,290
7/18	12,306	12,584
8/18	12,020	12,321
9/18	11,832	12,377
10/18	10,614	11,370
11/18	10,373	11,478
12/18	9,784	10,958
1/19	10,803	11,786
2/19	11,094	12,016
3/19	11,224	12,088
4/19	11,612	12,407
5/19	10,916	11,741
6/19	11,701	12,448
7/19	11,579	12,298
8/19	11,264	11,918
9/19	11,458	12,225
10/19	12,040	12,651
11/19	12,194	12,763
12/19	12,850	13,315
1/20	12,586	12,958
2/20	11,844	11,933
3/20	9,907	10,206
4/20	10,896	10,979
5/20	11,473	11,338
6/20	12,075	11,851
7/20	12,875	12,379
8/20	13,147	12,909
9/20	12,891	12,592
10/20	12,487	12,321
11/20	13,822	13,978
12/20	14,593	14,734
1/21	14,637	14,766
2/21	15,110	15,058
3/21	15,574	15,248
4/21	16,196	15,697
5/21	16,581	16,188
6/21	16,371	16,084
7/21	16,406	15,818
8/21	16,441	16,119
9/21	15,662	15,603
10/21	16,073	15,975
11/21	15,600	15,256
12/21	16,357	15,887
1/22	15,666	15,301
2/22	14,674	14,998
3/22	14,524	15,022
4/22	13,232	14,079
5/22	13,392	14,180
6/22	12,050	12,960
7/22	12,510	13,404
8/22	11,990	12,973
9/22	10,818	11,676
10/22	11,228	12,025
11/22	12,581	13,445
12/22	12,161	13,344
1/23	13,115	14,427
2/23	12,828	13,920
3/23	13,166	14,260
4/23	13,464	14,508
5/23	13,043	13,980
6/23	13,607	14,608
7/23	14,079	15,202
8/23	13,341	14,515
9/23	12,869	14,057
10/23	12,295	13,477
11/23	13,392	14,690
12/23	14,025	15,428
1/24	13,941	15,275
2/24	14,644	15,661
3/24	15,022	16,151
4/24	14,739	15,861
5/24	15,463	16,321
6/24	15,285	16,306
7/24	15,474	16,683
8/24	15,757	17,159
9/24	16,072	17,621
10/24	15,316	16,756
11/24	15,358	16,604
12/24	15,037	16,282
1/25	15,756	16,938
2/25	16,402	17,173
3/25	16,199	17,134
4/25	16,462	17,753
5/25	17,348	18,566
6/25	17,983	19,196
7/25	17,803	19,141
8/25	18,545	19,805
9/25	19,287	20,518
10/25	19,455	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	27.02%	9.27%	6.88%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,530,501
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate 96.3%
  Total Advisory Fees Paid (amount in thousands)$25,707

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR3-0

R-5

PTPPX

International Equity Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$101	0.89%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $20,059	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,956	9,793
12/15	9,828	9,609
1/16	9,120	8,955
2/16	8,696	8,853
3/16	9,388	9,573
4/16	9,374	9,825
5/16	9,657	9,659
6/16	9,411	9,511
7/16	9,821	9,981
8/16	9,761	10,045
9/16	10,044	10,168
10/16	9,731	10,022
11/16	9,426	9,791
12/16	9,346	10,041
1/17	9,782	10,396
2/17	10,000	10,562
3/17	10,331	10,830
4/17	10,669	11,062
5/17	10,954	11,421
6/17	11,037	11,456
7/17	11,608	11,879
8/17	11,901	11,941
9/17	12,179	12,162
10/17	12,532	12,391
11/17	12,780	12,492
12/17	12,952	12,771
1/18	13,778	13,482
2/18	13,209	12,847
3/18	12,989	12,620
4/18	12,883	12,821
5/18	13,035	12,525
6/18	12,345	12,290
7/18	12,406	12,584
8/18	12,118	12,321
9/18	11,936	12,377
10/18	10,701	11,370
11/18	10,466	11,478
12/18	9,875	10,958
1/19	10,905	11,786
2/19	11,199	12,016
3/19	11,338	12,088
4/19	11,739	12,407
5/19	11,036	11,741
6/19	11,821	12,448
7/19	11,706	12,298
8/19	11,396	11,918
9/19	11,592	12,225
10/19	12,189	12,651
11/19	12,344	12,763
12/19	13,009	13,315
1/20	12,742	12,958
2/20	11,999	11,933
3/20	10,037	10,206
4/20	11,039	10,979
5/20	11,632	11,338
6/20	12,241	11,851
7/20	13,060	12,379
8/20	13,335	12,909
9/20	13,076	12,592
10/20	12,675	12,321
11/20	14,028	13,978
12/20	14,818	14,734
1/21	14,871	14,766
2/21	15,352	15,058
3/21	15,832	15,248
4/21	16,464	15,697
5/21	16,864	16,188
6/21	16,651	16,084
7/21	16,695	15,818
8/21	16,731	16,119
9/21	15,939	15,603
10/21	16,366	15,975
11/21	15,885	15,256
12/21	16,658	15,887
1/22	15,966	15,301
2/22	14,958	14,998
3/22	14,805	15,022
4/22	13,491	14,079
5/22	13,664	14,180
6/22	12,290	12,960
7/22	12,768	13,404
8/22	12,239	12,973
9/22	11,048	11,676
10/22	11,465	12,025
11/22	12,860	13,445
12/22	12,433	13,344
1/23	13,418	14,427
2/23	13,114	13,920
3/23	13,470	14,260
4/23	13,774	14,508
5/23	13,355	13,980
6/23	13,931	14,608
7/23	14,413	15,202
8/23	13,659	14,515
9/23	13,177	14,057
10/23	12,590	13,477
11/23	13,722	14,690
12/23	14,377	15,428
1/24	14,302	15,275
2/24	15,023	15,661
3/24	15,411	16,151
4/24	15,120	15,861
5/24	15,874	16,321
6/24	15,702	16,306
7/24	15,896	16,683
8/24	16,186	17,159
9/24	16,520	17,621
10/24	15,745	16,756
11/24	15,788	16,604
12/24	15,465	16,282
1/25	16,202	16,938
2/25	16,878	17,173
3/25	16,669	17,134
4/25	16,952	17,753
5/25	17,861	18,566
6/25	18,524	19,196
7/25	18,340	19,141
8/25	19,114	19,805
9/25	19,887	20,518
10/25	20,059	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	27.40%	9.62%	7.21%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,530,501
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate 96.3%
  Total Advisory Fees Paid (amount in thousands)$25,707

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR5-0

R-6

PIIDX

International Equity Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$71	0.62%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $20,559	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,955	9,793
12/15	9,836	9,609
1/16	9,128	8,955
2/16	8,703	8,853
3/16	9,394	9,573
4/16	9,386	9,825
5/16	9,668	9,659
6/16	9,422	9,511
7/16	9,839	9,981
8/16	9,771	10,045
9/16	10,061	10,168
10/16	9,755	10,022
11/16	9,442	9,791
12/16	9,364	10,041
1/17	9,801	10,396
2/17	10,019	10,562
3/17	10,350	10,830
4/17	10,696	11,062
5/17	10,982	11,421
6/17	11,064	11,456
7/17	11,643	11,879
8/17	11,937	11,941
9/17	12,223	12,162
10/17	12,576	12,391
11/17	12,832	12,492
12/17	13,003	12,771
1/18	13,839	13,482
2/18	13,269	12,847
3/18	13,048	12,620
4/18	12,942	12,821
5/18	13,102	12,525
6/18	12,410	12,290
7/18	12,478	12,584
8/18	12,189	12,321
9/18	12,007	12,377
10/18	10,775	11,370
11/18	10,531	11,478
12/18	9,940	10,958
1/19	10,986	11,786
2/19	11,282	12,016
3/19	11,422	12,088
4/19	11,826	12,407
5/19	11,126	11,741
6/19	11,925	12,448
7/19	11,801	12,298
8/19	11,496	11,918
9/19	11,694	12,225
10/19	12,303	12,651
11/19	12,460	12,763
12/19	13,144	13,315
1/20	12,873	12,958
2/20	12,122	11,933
3/20	10,147	10,206
4/20	11,160	10,979
5/20	11,759	11,338
6/20	12,384	11,851
7/20	13,211	12,379
8/20	13,490	12,909
9/20	13,228	12,592
10/20	12,823	12,321
11/20	14,199	13,978
12/20	14,997	14,734
1/21	15,051	14,766
2/21	15,547	15,058
3/21	16,034	15,248
4/21	16,683	15,697
5/21	17,089	16,188
6/21	16,872	16,084
7/21	16,926	15,818
8/21	16,971	16,119
9/21	16,169	15,603
10/21	16,602	15,975
11/21	16,124	15,256
12/21	16,913	15,887
1/22	16,208	15,301
2/22	15,182	14,998
3/22	15,036	15,022
4/22	13,699	14,079
5/22	13,875	14,180
6/22	12,496	12,960
7/22	12,983	13,404
8/22	12,444	12,973
9/22	11,231	11,676
10/22	11,666	12,025
11/22	13,076	13,445
12/22	12,651	13,344
1/23	13,646	14,427
2/23	13,346	13,920
3/23	13,710	14,260
4/23	14,020	14,508
5/23	13,592	13,980
6/23	14,191	14,608
7/23	14,694	15,202
8/23	13,924	14,515
9/23	13,432	14,057
10/23	12,844	13,477
11/23	13,999	14,690
12/23	14,671	15,428
1/24	14,594	15,275
2/24	15,333	15,661
3/24	15,730	16,151
4/24	15,432	15,861
5/24	16,204	16,321
6/24	16,027	16,306
7/24	16,237	16,683
8/24	16,534	17,159
9/24	16,887	17,621
10/24	16,093	16,756
11/24	16,138	16,604
12/24	15,807	16,282
1/25	16,576	16,938
2/25	17,269	17,173
3/25	17,055	17,134
4/25	17,344	17,753
5/25	18,277	18,566
6/25	18,958	19,196
7/25	18,781	19,141
8/25	19,576	19,805
9/25	20,370	20,518
10/25	20,559	20,933

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	27.75%	9.90%	7.47%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 29, 2003.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,530,501
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate 96.3%
  Total Advisory Fees Paid (amount in thousands)$25,707

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR6-0

Class A

PLGAX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.93%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $37,844	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	9,453	10,000	10,000
11/15	9,531	10,033	10,028
12/15	9,417	9,853	9,881
1/16	8,649	9,322	9,329
2/16	8,569	9,319	9,325
3/16	9,089	9,968	9,954
4/16	9,113	10,022	9,863
5/16	9,297	10,198	10,055
6/16	9,081	10,221	10,015
7/16	9,561	10,610	10,488
8/16	9,497	10,624	10,436
9/16	9,577	10,633	10,474
10/16	9,433	10,426	10,228
11/16	9,457	10,837	10,451
12/16	9,455	11,040	10,580
1/17	9,899	11,262	10,937
2/17	10,267	11,698	11,391
3/17	10,384	11,705	11,523
4/17	10,744	11,829	11,786
5/17	11,079	11,980	12,093
6/17	11,037	12,064	12,061
7/17	11,371	12,303	12,381
8/17	11,614	12,341	12,608
9/17	11,698	12,604	12,772
10/17	12,233	12,893	13,267
11/17	12,635	13,286	13,670
12/17	12,585	13,434	13,777
1/18	13,776	14,172	14,752
2/18	13,516	13,652	14,366
3/18	13,239	13,342	13,972
4/18	13,382	13,387	14,020
5/18	13,892	13,729	14,635
6/18	14,072	13,818	14,776
7/18	14,394	14,294	15,210
8/18	15,034	14,787	16,041
9/18	15,126	14,843	16,131
10/18	13,850	13,793	14,688
11/18	14,171	14,073	14,844
12/18	12,997	12,792	13,568
1/19	14,271	13,864	14,788
2/19	14,887	14,333	15,317
3/19	15,221	14,583	15,753
4/19	15,732	15,172	16,464
5/19	14,834	14,205	15,424
6/19	15,868	15,202	16,484
7/19	16,129	15,438	16,856
8/19	16,066	15,155	16,727
9/19	15,951	15,418	16,729
10/19	16,275	15,745	17,200
11/19	17,058	16,340	17,964
12/19	17,471	16,812	18,506
1/20	17,822	16,830	18,919
2/20	16,792	15,455	17,631
3/20	15,061	13,412	15,896
4/20	17,313	15,185	18,249
5/20	18,580	15,986	19,474
6/20	19,236	16,339	20,322
7/20	20,673	17,296	21,885
8/20	22,359	18,565	24,144
9/20	21,454	17,887	23,008
10/20	20,809	17,456	22,226
11/20	22,812	19,511	24,502
12/20	23,676	20,336	25,629
1/21	23,312	20,168	25,439
2/21	23,798	20,753	25,433
3/21	23,907	21,538	25,870
4/21	25,669	22,698	27,630
5/21	25,414	22,805	27,248
6/21	27,055	23,377	28,958
7/21	27,967	23,863	29,912
8/21	28,659	24,553	31,030
9/21	27,031	23,425	29,293
10/21	28,866	25,051	31,830
11/21	28,331	24,715	32,024
12/21	28,736	25,716	32,701
1/22	25,522	24,266	29,895
2/22	24,345	23,600	28,625
3/22	24,742	24,396	29,745
4/22	21,555	22,222	26,153
5/22	20,885	22,188	25,545
6/22	19,394	20,330	23,521
7/22	21,624	22,223	26,344
8/22	20,297	21,370	25,117
9/22	18,300	19,393	22,675
10/22	19,422	20,948	24,001
11/22	20,311	22,081	25,094
12/22	18,892	20,797	23,173
1/23	20,521	22,191	25,105
2/23	19,952	21,663	24,807
3/23	21,305	22,349	26,502
4/23	21,612	22,626	26,764
5/23	22,381	22,731	27,984
6/23	24,026	24,266	29,897
7/23	24,702	25,101	30,904
8/23	24,533	24,662	30,627
9/23	23,150	23,503	28,961
10/23	22,704	22,935	28,549
11/23	25,071	25,077	31,661
12/23	26,468	26,314	33,063
1/24	27,221	26,681	33,888
2/24	28,761	28,122	36,200
3/24	29,318	29,024	36,837
4/24	27,893	27,789	35,275
5/24	28,974	29,097	37,386
6/24	30,726	30,060	39,907
7/24	30,333	30,498	39,229
8/24	31,201	31,221	40,046
9/24	31,692	31,888	41,180
10/24	31,512	31,665	41,044
11/24	33,560	33,704	43,706
12/24	32,997	32,764	44,092
1/25	33,926	33,807	44,964
2/25	32,886	33,216	43,349
3/25	30,297	31,294	39,697
4/25	30,894	31,107	40,400
5/25	33,440	33,093	43,975
6/25	35,365	34,769	46,778
7/25	36,139	35,542	48,544
8/25	36,095	36,290	49,087
9/25	36,848	37,548	51,695
10/25	37,844	38,358	53,572

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	20.09%	12.71%	14.88%
Class A Shares Including Sales Charge	13.49%	11.44%	14.23%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,446,759
  Total Number of Portfolio Holdings413
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$54,304

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARA-0

Class J

PLGJX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$86	0.78%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $40,926	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,094	10,033	10,028
12/15	9,974	9,853	9,881
1/16	9,161	9,322	9,329
2/16	9,073	9,319	9,325
3/16	9,631	9,968	9,954
4/16	9,651	10,022	9,863
5/16	9,847	10,198	10,055
6/16	9,622	10,221	10,015
7/16	10,141	10,610	10,488
8/16	10,072	10,624	10,436
9/16	10,160	10,633	10,474
10/16	10,013	10,426	10,228
11/16	10,043	10,837	10,451
12/16	10,040	11,040	10,580
1/17	10,515	11,262	10,937
2/17	10,907	11,698	11,391
3/17	11,031	11,705	11,523
4/17	11,423	11,829	11,786
5/17	11,774	11,980	12,093
6/17	11,743	12,064	12,061
7/17	12,094	12,303	12,381
8/17	12,352	12,341	12,608
9/17	12,455	12,604	12,772
10/17	13,023	12,893	13,267
11/17	13,456	13,286	13,670
12/17	13,404	13,434	13,777
1/18	14,677	14,172	14,752
2/18	14,409	13,652	14,366
3/18	14,107	13,342	13,972
4/18	14,264	13,387	14,020
5/18	14,822	13,729	14,635
6/18	15,012	13,818	14,776
7/18	15,358	14,294	15,210
8/18	16,045	14,787	16,041
9/18	16,137	14,843	16,131
10/18	14,780	13,793	14,688
11/18	15,125	14,073	14,844
12/18	13,881	12,792	13,568
1/19	15,248	13,864	14,788
2/19	15,891	14,333	15,317
3/19	16,266	14,583	15,753
4/19	16,815	15,172	16,464
5/19	15,851	14,205	15,424
6/19	16,963	15,202	16,484
7/19	17,244	15,438	16,856
8/19	17,191	15,155	16,727
9/19	17,057	15,418	16,729
10/19	17,418	15,745	17,200
11/19	18,249	16,340	17,964
12/19	18,697	16,812	18,506
1/20	19,081	16,830	18,919
2/20	17,973	15,455	17,631
3/20	16,127	13,412	15,896
4/20	18,534	15,185	18,249
5/20	19,893	15,986	19,474
6/20	20,602	16,339	20,322
7/20	22,152	17,296	21,885
8/20	23,954	18,565	24,144
9/20	22,994	17,887	23,008
10/20	22,300	17,456	22,226
11/20	24,456	19,511	24,502
12/20	25,394	20,336	25,629
1/21	25,007	20,168	25,439
2/21	25,523	20,753	25,433
3/21	25,635	21,538	25,870
4/21	27,538	22,698	27,630
5/21	27,264	22,805	27,248
6/21	29,021	23,377	28,958
7/21	30,021	23,863	29,912
8/21	30,763	24,553	31,030
9/21	29,021	23,425	29,293
10/21	31,004	25,051	31,830
11/21	30,424	24,715	32,024
12/21	30,865	25,716	32,701
1/22	27,425	24,266	29,895
2/22	26,154	23,600	28,625
3/22	26,584	24,396	29,745
4/22	23,163	22,222	26,153
5/22	22,452	22,188	25,545
6/22	20,845	20,330	23,521
7/22	23,256	22,223	26,344
8/22	21,836	21,370	25,117
9/22	19,667	19,393	22,675
10/22	20,882	20,948	24,001
11/22	21,854	22,081	25,094
12/22	20,325	20,797	23,173
1/23	22,086	22,191	25,105
2/23	21,477	21,663	24,807
3/23	22,934	22,349	26,502
4/23	23,260	22,626	26,764
5/23	24,108	22,731	27,984
6/23	25,868	24,266	29,897
7/23	26,607	25,101	30,904
8/23	26,434	24,662	30,627
9/23	24,955	23,503	28,961
10/23	24,455	22,935	28,549
11/23	27,020	25,077	31,661
12/23	28,517	26,314	33,063
1/24	29,345	26,681	33,888
2/24	31,024	28,122	36,200
3/24	31,615	29,024	36,837
4/24	30,078	27,789	35,275
5/24	31,260	29,097	37,386
6/24	33,152	30,060	39,907
7/24	32,726	30,498	39,229
8/24	33,672	31,221	40,046
9/24	34,192	31,888	41,180
10/24	34,003	31,665	41,044
11/24	36,226	33,704	43,706
12/24	35,634	32,764	44,092
1/25	36,649	33,807	44,964
2/25	35,525	33,216	43,349
3/25	32,734	31,294	39,697
4/25	33,386	31,107	40,400
5/25	36,105	33,093	43,975
6/25	38,208	34,769	46,778
7/25	39,041	35,542	48,544
8/25	39,005	36,290	49,087
9/25	39,839	37,548	51,695
10/25	40,926	38,358	53,572

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	20.36%	12.91%	15.13%
Class J Shares Including Sales Charge	19.58%	12.91%	15.13%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,446,759
  Total Number of Portfolio Holdings413
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$54,304

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARJ-0

Institutional

PLGIX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $41,491	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,089	10,033	10,028
12/15	9,975	9,853	9,881
1/16	9,158	9,322	9,329
2/16	9,083	9,319	9,325
3/16	9,642	9,968	9,954
4/16	9,667	10,022	9,863
5/16	9,867	10,198	10,055
6/16	9,642	10,221	10,015
7/16	10,159	10,610	10,488
8/16	10,092	10,624	10,436
9/16	10,184	10,633	10,474
10/16	10,034	10,426	10,228
11/16	10,067	10,837	10,451
12/16	10,073	11,040	10,580
1/17	10,544	11,262	10,937
2/17	10,945	11,698	11,391
3/17	11,068	11,705	11,523
4/17	11,460	11,829	11,786
5/17	11,818	11,980	12,093
6/17	11,783	12,064	12,061
7/17	12,140	12,303	12,381
8/17	12,411	12,341	12,608
9/17	12,507	12,604	12,772
10/17	13,082	12,893	13,267
11/17	13,518	13,286	13,670
12/17	13,468	13,434	13,777
1/18	14,746	14,172	14,752
2/18	14,476	13,652	14,366
3/18	14,186	13,342	13,972
4/18	14,336	13,387	14,020
5/18	14,896	13,729	14,635
6/18	15,091	13,818	14,776
7/18	15,446	14,294	15,210
8/18	16,132	14,787	16,041
9/18	16,227	14,843	16,131
10/18	14,861	13,793	14,688
11/18	15,214	14,073	14,844
12/18	13,962	12,792	13,568
1/19	15,338	13,864	14,788
2/19	16,000	14,333	15,317
3/19	16,368	14,583	15,753
4/19	16,921	15,172	16,464
5/19	15,956	14,205	15,424
6/19	17,073	15,202	16,484
7/19	17,365	15,438	16,856
8/19	17,300	15,155	16,727
9/19	17,181	15,418	16,729
10/19	17,539	15,745	17,200
11/19	18,384	16,340	17,964
12/19	18,824	16,812	18,506
1/20	19,222	16,830	18,919
2/20	18,109	15,455	17,631
3/20	16,259	13,412	15,896
4/20	18,683	15,185	18,249
5/20	20,054	15,986	19,474
6/20	20,780	16,339	20,322
7/20	22,338	17,296	21,885
8/20	24,166	18,565	24,144
9/20	23,182	17,887	23,008
10/20	22,490	17,456	22,226
11/20	24,669	19,511	24,502
12/20	25,611	20,336	25,629
1/21	25,223	20,168	25,439
2/21	25,749	20,753	25,433
3/21	25,875	21,538	25,870
4/21	27,794	22,698	27,630
5/21	27,518	22,805	27,248
6/21	29,299	23,377	28,958
7/21	30,302	23,863	29,912
8/21	31,055	24,553	31,030
9/21	29,299	23,425	29,293
10/21	31,293	25,051	31,830
11/21	30,729	24,715	32,024
12/21	31,172	25,716	32,701
1/22	27,693	24,266	29,895
2/22	26,416	23,600	28,625
3/22	26,851	24,396	29,745
4/22	23,386	22,222	26,153
5/22	22,671	22,188	25,545
6/22	21,071	20,330	23,521
7/22	23,498	22,223	26,344
8/22	22,068	21,370	25,117
9/22	19,893	19,393	22,675
10/22	21,114	20,948	24,001
11/22	22,096	22,081	25,094
12/22	20,557	20,797	23,173
1/23	22,326	22,191	25,105
2/23	21,716	21,663	24,807
3/23	23,203	22,349	26,502
4/23	23,532	22,626	26,764
5/23	24,393	22,731	27,984
6/23	26,178	24,266	29,897
7/23	26,929	25,101	30,904
8/23	26,742	24,662	30,627
9/23	25,254	23,503	28,961
10/23	24,769	22,935	28,549
11/23	27,352	25,077	31,661
12/23	28,884	26,314	33,063
1/24	29,715	26,681	33,888
2/24	31,409	28,122	36,200
3/24	32,024	29,024	36,837
4/24	30,462	27,789	35,275
5/24	31,658	29,097	37,386
6/24	33,585	30,060	39,907
7/24	33,153	30,498	39,229
8/24	34,100	31,221	40,046
9/24	34,648	31,888	41,180
10/24	34,449	31,665	41,044
11/24	36,708	33,704	43,706
12/24	36,108	32,764	44,092
1/25	37,136	33,807	44,964
2/25	35,998	33,216	43,349
3/25	33,175	31,294	39,697
4/25	33,832	31,107	40,400
5/25	36,633	33,093	43,975
6/25	38,734	34,769	46,778
7/25	39,587	35,542	48,544
8/25	39,565	36,290	49,087
9/25	40,397	37,548	51,695
10/25	41,491	38,358	53,572

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	20.44%	13.03%	15.29%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,446,759
  Total Number of Portfolio Holdings413
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$54,304

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARI-0

R-3

PPUMX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$128	1.16%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $39,495	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,087	10,033	10,028
12/15	9,968	9,853	9,881
1/16	9,146	9,322	9,329
2/16	9,065	9,319	9,325
3/16	9,620	9,968	9,954
4/16	9,637	10,022	9,863
5/16	9,834	10,198	10,055
6/16	9,611	10,221	10,015
7/16	10,120	10,610	10,488
8/16	10,049	10,624	10,436
9/16	10,129	10,633	10,474
10/16	9,986	10,426	10,228
11/16	10,013	10,837	10,451
12/16	10,011	11,040	10,580
1/17	10,470	11,262	10,937
2/17	10,864	11,698	11,391
3/17	10,986	11,705	11,523
4/17	11,370	11,829	11,786
5/17	11,717	11,980	12,093
6/17	11,679	12,064	12,061
7/17	12,026	12,303	12,381
8/17	12,289	12,341	12,608
9/17	12,373	12,604	12,772
10/17	12,945	12,893	13,267
11/17	13,367	13,286	13,670
12/17	13,320	13,434	13,777
1/18	14,579	14,172	14,752
2/18	14,297	13,652	14,366
3/18	14,005	13,342	13,972
4/18	14,156	13,387	14,020
5/18	14,690	13,729	14,635
6/18	14,881	13,818	14,776
7/18	15,224	14,294	15,210
8/18	15,903	14,787	16,041
9/18	15,986	14,843	16,131
10/18	14,632	13,793	14,688
11/18	14,973	14,073	14,844
12/18	13,732	12,792	13,568
1/19	15,085	13,864	14,788
2/19	15,726	14,333	15,317
3/19	16,082	14,583	15,753
4/19	16,628	15,172	16,464
5/19	15,667	14,205	15,424
6/19	16,759	15,202	16,484
7/19	17,032	15,438	16,856
8/19	16,972	15,155	16,727
9/19	16,842	15,418	16,729
10/19	17,186	15,745	17,200
11/19	18,005	16,340	17,964
12/19	18,436	16,812	18,506
1/20	18,811	16,830	18,919
2/20	17,711	15,455	17,631
3/20	15,898	13,412	15,896
4/20	18,254	15,185	18,249
5/20	19,601	15,986	19,474
6/20	20,287	16,339	20,322
7/20	21,802	17,296	21,885
8/20	23,575	18,565	24,144
9/20	22,617	17,887	23,008
10/20	21,931	17,456	22,226
11/20	24,041	19,511	24,502
12/20	24,952	20,336	25,629
1/21	24,561	20,168	25,439
2/21	25,064	20,753	25,433
3/21	25,176	21,538	25,870
4/21	27,038	22,698	27,630
5/21	26,758	22,805	27,248
6/21	28,479	23,377	28,958
7/21	29,445	23,863	29,912
8/21	30,158	24,553	31,030
9/21	28,451	23,425	29,293
10/21	30,382	25,051	31,830
11/21	29,809	24,715	32,024
12/21	30,234	25,716	32,701
1/22	26,839	24,266	29,895
2/22	25,596	23,600	28,625
3/22	26,011	24,396	29,745
4/22	22,648	22,222	26,153
5/22	21,946	22,188	25,545
6/22	20,385	20,330	23,521
7/22	22,727	22,223	26,344
8/22	21,325	21,370	25,117
9/22	19,221	19,393	22,675
10/22	20,400	20,948	24,001
11/22	21,325	22,081	25,094
12/22	19,847	20,797	23,173
1/23	21,536	22,191	25,105
2/23	20,937	21,663	24,807
3/23	22,371	22,349	26,502
4/23	22,662	22,626	26,764
5/23	23,479	22,731	27,984
6/23	25,204	24,266	29,897
7/23	25,912	25,101	30,904
8/23	25,731	24,662	30,627
9/23	24,278	23,503	28,961
10/23	23,806	22,935	28,549
11/23	26,276	25,077	31,661
12/23	27,744	26,314	33,063
1/24	28,525	26,681	33,888
2/24	30,144	28,122	36,200
3/24	30,710	29,024	36,837
4/24	29,208	27,789	35,275
5/24	30,339	29,097	37,386
6/24	32,173	30,060	39,907
7/24	31,744	30,498	39,229
8/24	32,642	31,221	40,046
9/24	33,149	31,888	41,180
10/24	32,954	31,665	41,044
11/24	35,100	33,704	43,706
12/24	34,506	32,764	44,092
1/25	35,476	33,807	44,964
2/25	34,368	33,216	43,349
3/25	31,652	31,294	39,697
4/25	32,289	31,107	40,400
5/25	34,922	33,093	43,975
6/25	36,945	34,769	46,778
7/25	37,721	35,542	48,544
8/25	37,694	36,290	49,087
9/25	38,470	37,548	51,695
10/25	39,495	38,358	53,572

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	19.85%	12.49%	14.72%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,446,759
  Total Number of Portfolio Holdings413
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$54,304

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR3-0

R-5

PPUPX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$94	0.85%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $40,747	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,084	10,033	10,028
12/15	9,969	9,853	9,881
1/16	9,154	9,322	9,329
2/16	9,068	9,319	9,325
3/16	9,634	9,968	9,954
4/16	9,652	10,022	9,863
5/16	9,849	10,198	10,055
6/16	9,626	10,221	10,015
7/16	10,141	10,610	10,488
8/16	10,072	10,624	10,436
9/16	10,158	10,633	10,474
10/16	10,012	10,426	10,228
11/16	10,047	10,837	10,451
12/16	10,045	11,040	10,580
1/17	10,512	11,262	10,937
2/17	10,907	11,698	11,391
3/17	11,033	11,705	11,523
4/17	11,419	11,829	11,786
5/17	11,779	11,980	12,093
6/17	11,734	12,064	12,061
7/17	12,093	12,303	12,381
8/17	12,354	12,341	12,608
9/17	12,443	12,604	12,772
10/17	13,018	12,893	13,267
11/17	13,450	13,286	13,670
12/17	13,405	13,434	13,777
1/18	14,675	14,172	14,752
2/18	14,396	13,652	14,366
3/18	14,107	13,342	13,972
4/18	14,261	13,387	14,020
5/18	14,810	13,729	14,635
6/18	15,002	13,818	14,776
7/18	15,349	14,294	15,210
8/18	16,036	14,787	16,041
9/18	16,125	14,843	16,131
10/18	14,774	13,793	14,688
11/18	15,119	14,073	14,844
12/18	13,866	12,792	13,568
1/19	15,236	13,864	14,788
2/19	15,887	14,333	15,317
3/19	16,246	14,583	15,753
4/19	16,808	15,172	16,464
5/19	15,842	14,205	15,424
6/19	16,942	15,202	16,484
7/19	17,234	15,438	16,856
8/19	17,167	15,155	16,727
9/19	17,043	15,418	16,729
10/19	17,392	15,745	17,200
11/19	18,234	16,340	17,964
12/19	18,676	16,812	18,506
1/20	19,053	16,830	18,919
2/20	17,957	15,455	17,631
3/20	16,107	13,412	15,896
4/20	18,517	15,185	18,249
5/20	19,869	15,986	19,474
6/20	20,587	16,339	20,322
7/20	22,121	17,296	21,885
8/20	23,935	18,565	24,144
9/20	22,961	17,887	23,008
10/20	22,267	17,456	22,226
11/20	24,422	19,511	24,502
12/20	25,352	20,336	25,629
1/21	24,960	20,168	25,439
2/21	25,483	20,753	25,433
3/21	25,601	21,538	25,870
4/21	27,498	22,698	27,630
5/21	27,223	22,805	27,248
6/21	28,976	23,377	28,958
7/21	29,970	23,863	29,912
8/21	30,703	24,553	31,030
9/21	28,976	23,425	29,293
10/21	30,938	25,051	31,830
11/21	30,362	24,715	32,024
12/21	30,812	25,716	32,701
1/22	27,365	24,266	29,895
2/22	26,099	23,600	28,625
3/22	26,526	24,396	29,745
4/22	23,109	22,222	26,153
5/22	22,402	22,188	25,545
6/22	20,796	20,330	23,521
7/22	23,197	22,223	26,344
8/22	21,783	21,370	25,117
9/22	19,633	19,393	22,675
10/22	20,841	20,948	24,001
11/22	21,798	22,081	25,094
12/22	20,285	20,797	23,173
1/23	22,023	22,191	25,105
2/23	21,411	21,663	24,807
3/23	22,884	22,349	26,502
4/23	23,199	22,626	26,764
5/23	24,043	22,731	27,984
6/23	25,799	24,266	29,897
7/23	26,544	25,101	30,904
8/23	26,362	24,662	30,627
9/23	24,871	23,503	28,961
10/23	24,391	22,935	28,549
11/23	26,941	25,077	31,661
12/23	28,446	26,314	33,063
1/24	29,258	26,681	33,888
2/24	30,917	28,122	36,200
3/24	31,517	29,024	36,837
4/24	29,981	27,789	35,275
5/24	31,146	29,097	37,386
6/24	33,034	30,060	39,907
7/24	32,628	30,498	39,229
8/24	33,546	31,221	40,046
9/24	34,075	31,888	41,180
10/24	33,881	31,665	41,044
11/24	36,105	33,704	43,706
12/24	35,498	32,764	44,092
1/25	36,500	33,807	44,964
2/25	35,379	33,216	43,349
3/25	32,588	31,294	39,697
4/25	33,232	31,107	40,400
5/25	35,975	33,093	43,975
6/25	38,051	34,769	46,778
7/25	38,886	35,542	48,544
8/25	38,862	36,290	49,087
9/25	39,673	37,548	51,695
10/25	40,747	38,358	53,572

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	20.26%	12.85%	15.08%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,446,759
  Total Number of Portfolio Holdings413
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$54,304

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR5-0

R-6

PLCGX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$65	0.59%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $41,768	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,089	10,033	10,028
12/15	9,969	9,853	9,881
1/16	9,160	9,322	9,329
2/16	9,076	9,319	9,325
3/16	9,635	9,968	9,954
4/16	9,660	10,022	9,863
5/16	9,860	10,198	10,055
6/16	9,635	10,221	10,015
7/16	10,152	10,610	10,488
8/16	10,086	10,624	10,436
9/16	10,177	10,633	10,474
10/16	10,027	10,426	10,228
11/16	10,060	10,837	10,451
12/16	10,067	11,040	10,580
1/17	10,538	11,262	10,937
2/17	10,939	11,698	11,391
3/17	11,061	11,705	11,523
4/17	11,454	11,829	11,786
5/17	11,811	11,980	12,093
6/17	11,776	12,064	12,061
7/17	12,134	12,303	12,381
8/17	12,396	12,341	12,608
9/17	12,501	12,604	12,772
10/17	13,076	12,893	13,267
11/17	13,512	13,286	13,670
12/17	13,466	13,434	13,777
1/18	14,746	14,172	14,752
2/18	14,475	13,652	14,366
3/18	14,176	13,342	13,972
4/18	14,335	13,387	14,020
5/18	14,895	13,729	14,635
6/18	15,091	13,818	14,776
7/18	15,446	14,294	15,210
8/18	16,142	14,787	16,041
9/18	16,228	14,843	16,131
10/18	14,870	13,793	14,688
11/18	15,224	14,073	14,844
12/18	13,972	12,792	13,568
1/19	15,340	13,864	14,788
2/19	16,003	14,333	15,317
3/19	16,372	14,583	15,753
4/19	16,936	15,172	16,464
5/19	15,970	14,205	15,424
6/19	17,088	15,202	16,484
7/19	17,381	15,438	16,856
8/19	17,327	15,155	16,727
9/19	17,197	15,418	16,729
10/19	17,555	15,745	17,200
11/19	18,402	16,340	17,964
12/19	18,858	16,812	18,506
1/20	19,245	16,830	18,919
2/20	18,130	15,455	17,631
3/20	16,275	13,412	15,896
4/20	18,705	15,185	18,249
5/20	20,091	15,986	19,474
6/20	20,807	16,339	20,322
7/20	22,369	17,296	21,885
8/20	24,212	18,565	24,144
9/20	23,238	17,887	23,008
10/20	22,545	17,456	22,226
11/20	24,717	19,511	24,502
12/20	25,669	20,336	25,629
1/21	25,279	20,168	25,439
2/21	25,808	20,753	25,433
3/21	25,933	21,538	25,870
4/21	27,858	22,698	27,630
5/21	27,594	22,805	27,248
6/21	29,380	23,377	28,958
7/21	30,386	23,863	29,912
8/21	31,140	24,553	31,030
9/21	29,380	23,425	29,293
10/21	31,392	25,051	31,830
11/21	30,813	24,715	32,024
12/21	31,271	25,716	32,701
1/22	27,782	24,266	29,895
2/22	26,502	23,600	28,625
3/22	26,952	24,396	29,745
4/22	23,478	22,222	26,153
5/22	22,760	22,188	25,545
6/22	21,143	20,330	23,521
7/22	23,576	22,223	26,344
8/22	22,141	21,370	25,117
9/22	19,961	19,393	22,675
10/22	21,199	20,948	24,001
11/22	22,169	22,081	25,094
12/22	20,641	20,797	23,173
1/23	22,415	22,191	25,105
2/23	21,803	21,663	24,807
3/23	23,294	22,349	26,502
4/23	23,623	22,626	26,764
5/23	24,487	22,731	27,984
6/23	26,292	24,266	29,897
7/23	27,045	25,101	30,904
8/23	26,873	24,662	30,627
9/23	25,366	23,503	28,961
10/23	24,879	22,935	28,549
11/23	27,485	25,077	31,661
12/23	29,021	26,314	33,063
1/24	29,853	26,681	33,888
2/24	31,568	28,122	36,200
3/24	32,184	29,024	36,837
4/24	30,619	27,789	35,275
5/24	31,818	29,097	37,386
6/24	33,749	30,060	39,907
7/24	33,333	30,498	39,229
8/24	34,299	31,221	40,046
9/24	34,848	31,888	41,180
10/24	34,648	31,665	41,044
11/24	36,913	33,704	43,706
12/24	36,312	32,764	44,092
1/25	37,342	33,807	44,964
2/25	36,202	33,216	43,349
3/25	33,353	31,294	39,697
4/25	34,032	31,107	40,400
5/25	36,837	33,093	43,975
6/25	38,963	34,769	46,778
7/25	39,840	35,542	48,544
8/25	39,818	36,290	49,087
9/25	40,651	37,548	51,695
10/25	41,768	38,358	53,572

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-6 Shares	20.55%	13.13%	15.37%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,446,759
  Total Number of Portfolio Holdings413
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$54,304

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR6-0

Class A

PLSAX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.31%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $36,968	S&P 500 Index $39,196
10/15	9,847	10,000
11/15	9,874	10,030
12/15	9,713	9,872
1/16	9,229	9,382
2/16	9,209	9,369
3/16	9,836	10,005
4/16	9,870	10,043
5/16	10,041	10,224
6/16	10,061	10,250
7/16	10,429	10,628
8/16	10,436	10,643
9/16	10,436	10,645
10/16	10,238	10,451
11/16	10,613	10,838
12/16	10,823	11,052
1/17	11,019	11,262
2/17	11,454	11,709
3/17	11,461	11,723
4/17	11,573	11,843
5/17	11,735	12,010
6/17	11,805	12,085
7/17	12,043	12,333
8/17	12,072	12,371
9/17	12,317	12,626
10/17	12,598	12,921
11/17	12,983	13,317
12/17	13,121	13,465
1/18	13,870	14,236
2/18	13,353	13,711
3/18	13,009	13,363
4/18	13,054	13,414
5/18	13,361	13,737
6/18	13,443	13,822
7/18	13,929	14,336
8/18	14,379	14,803
9/18	14,461	14,887
10/18	13,465	13,870
11/18	13,735	14,153
12/18	12,488	12,875
1/19	13,491	13,906
2/19	13,916	14,353
3/19	14,181	14,632
4/19	14,751	15,224
5/19	13,812	14,257
6/19	14,775	15,262
7/19	14,983	15,481
8/19	14,743	15,236
9/19	15,016	15,521
10/19	15,329	15,857
11/19	15,882	16,433
12/19	16,353	16,928
1/20	16,344	16,922
2/20	14,989	15,529
3/20	13,135	13,611
4/20	14,815	15,356
5/20	15,513	16,087
6/20	15,812	16,407
7/20	16,702	17,332
8/20	17,891	18,578
9/20	17,209	17,872
10/20	16,743	17,397
11/20	18,572	19,301
12/20	19,277	20,043
1/21	19,071	19,841
2/21	19,589	20,388
3/21	20,447	21,281
4/21	21,528	22,416
5/21	21,671	22,573
6/21	22,162	23,100
7/21	22,680	23,649
8/21	23,368	24,368
9/21	22,269	23,234
10/21	23,823	24,862
11/21	23,645	24,690
12/21	24,693	25,797
1/22	23,411	24,462
2/22	22,709	23,729
3/22	23,543	24,610
4/22	21,487	22,464
5/22	21,518	22,505
6/22	19,736	20,648
7/22	21,538	22,552
8/22	20,663	21,632
9/22	18,749	19,640
10/22	20,266	21,230
11/22	21,385	22,416
12/22	20,143	21,125
1/23	21,408	22,452
2/23	20,875	21,904
3/23	21,638	22,708
4/23	21,962	23,063
5/23	22,046	23,163
6/23	23,499	24,693
7/23	24,241	25,487
8/23	23,844	25,081
9/23	22,705	23,885
10/23	22,213	23,383
11/23	24,241	25,518
12/23	25,328	26,678
1/24	25,741	27,126
2/24	27,110	28,574
3/24	27,980	29,494
4/24	26,828	28,289
5/24	28,143	29,692
6/24	29,153	30,757
7/24	29,490	31,132
8/24	30,196	31,887
9/24	30,837	32,568
10/24	30,544	32,272
11/24	32,326	34,167
12/24	31,542	33,352
1/25	32,411	34,281
2/25	31,988	33,834
3/25	30,172	31,928
4/25	29,960	31,711
5/25	31,832	33,707
6/25	33,447	35,421
7/25	34,183	36,216
8/25	34,874	36,950
9/25	36,133	38,299
10/25	36,968	39,196

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	21.03%	17.16%	14.14%
Class A Shares Including Sales Charge	19.21%	16.81%	13.97%
S&P 500 Index	21.45%	17.64%	14.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,842,914
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 4.2%
  Total Advisory Fees Paid (amount in thousands)$7,592

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARA-0

Class J

PSPJX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$30	0.27%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $37,794	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,020	10,030
12/15	9,860	9,872
1/16	9,371	9,382
2/16	9,357	9,369
3/16	9,986	10,005
4/16	10,021	10,043
5/16	10,195	10,224
6/16	10,223	10,250
7/16	10,594	10,628
8/16	10,608	10,643
9/16	10,601	10,645
10/16	10,405	10,451
11/16	10,789	10,838
12/16	10,998	11,052
1/17	11,200	11,262
2/17	11,639	11,709
3/17	11,653	11,723
4/17	11,769	11,843
5/17	11,927	12,010
6/17	11,999	12,085
7/17	12,244	12,333
8/17	12,280	12,371
9/17	12,524	12,626
10/17	12,812	12,921
11/17	13,201	13,317
12/17	13,345	13,465
1/18	14,107	14,236
2/18	13,584	13,711
3/18	13,230	13,363
4/18	13,276	13,414
5/18	13,599	13,737
6/18	13,676	13,822
7/18	14,176	14,336
8/18	14,637	14,803
9/18	14,714	14,887
10/18	13,707	13,870
11/18	13,984	14,153
12/18	12,712	12,875
1/19	13,736	13,906
2/19	14,166	14,353
3/19	14,438	14,632
4/19	15,016	15,224
5/19	14,058	14,257
6/19	15,049	15,262
7/19	15,256	15,481
8/19	15,016	15,236
9/19	15,289	15,521
10/19	15,619	15,857
11/19	16,181	16,433
12/19	16,659	16,928
1/20	16,651	16,922
2/20	15,280	15,529
3/20	13,388	13,611
4/20	15,092	15,356
5/20	15,811	16,087
6/20	16,111	16,407
7/20	17,019	17,332
8/20	18,235	18,578
9/20	17,542	17,872
10/20	17,071	17,397
11/20	18,929	19,301
12/20	19,648	20,043
1/21	19,446	19,841
2/21	19,980	20,388
3/21	20,847	21,281
4/21	21,943	22,416
5/21	22,091	22,573
6/21	22,598	23,100
7/21	23,132	23,649
8/21	23,823	24,368
9/21	22,708	23,234
10/21	24,293	24,862
11/21	24,118	24,690
12/21	25,195	25,797
1/22	23,879	24,462
2/22	23,164	23,729
3/22	24,016	24,610
4/22	21,911	22,464
5/22	21,954	22,505
6/22	20,133	20,648
7/22	21,985	22,552
8/22	21,080	21,632
9/22	19,133	19,640
10/22	20,680	21,230
11/22	21,827	22,416
12/22	20,556	21,125
1/23	21,844	22,452
2/23	21,303	21,904
3/23	22,082	22,708
4/23	22,417	23,063
5/23	22,514	23,163
6/23	23,986	24,693
7/23	24,754	25,487
8/23	24,354	25,081
9/23	23,185	23,885
10/23	22,688	23,383
11/23	24,754	25,518
12/23	25,865	26,678
1/24	26,293	27,126
2/24	27,690	28,574
3/24	28,579	29,494
4/24	27,408	28,289
5/24	28,759	29,692
6/24	29,784	30,757
7/24	30,133	31,132
8/24	30,854	31,887
9/24	31,507	32,568
10/24	31,214	32,272
11/24	33,038	34,167
12/24	32,246	33,352
1/25	33,125	34,281
2/25	32,685	33,834
3/25	30,836	31,928
4/25	30,617	31,711
5/25	32,535	33,707
6/25	34,188	35,421
7/25	34,939	36,216
8/25	35,644	36,950
9/25	36,939	38,299
10/25	37,794	39,196

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	21.08%	17.23%	14.22%
Class J Shares Including Sales Charge	20.08%	17.23%	14.22%
S&P 500 Index	21.45%	17.64%	14.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,842,914
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 4.2%
  Total Advisory Fees Paid (amount in thousands)$7,592

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARJ-0

Institutional

PLFIX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.10%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $38,545	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,027	10,030
12/15	9,869	9,872
1/16	9,383	9,382
2/16	9,369	9,369
3/16	10,001	10,005
4/16	10,035	10,043
5/16	10,216	10,224
6/16	10,244	10,250
7/16	10,618	10,628
8/16	10,632	10,643
9/16	10,632	10,645
10/16	10,431	10,451
11/16	10,820	10,838
12/16	11,029	11,052
1/17	11,237	11,262
2/17	11,681	11,709
3/17	11,695	11,723
4/17	11,810	11,843
5/17	11,975	12,010
6/17	12,053	12,085
7/17	12,297	12,333
8/17	12,333	12,371
9/17	12,583	12,626
10/17	12,877	12,921
11/17	13,271	13,317
12/17	13,417	13,465
1/18	14,183	14,236
2/18	13,655	13,711
3/18	13,310	13,363
4/18	13,356	13,414
5/18	13,678	13,737
6/18	13,762	13,822
7/18	14,268	14,336
8/18	14,735	14,803
9/18	14,812	14,887
10/18	13,800	13,870
11/18	14,076	14,153
12/18	12,807	12,875
1/19	13,837	13,906
2/19	14,274	14,353
3/19	14,554	14,632
4/19	15,140	15,224
5/19	14,175	14,257
6/19	15,172	15,262
7/19	15,387	15,481
8/19	15,148	15,236
9/19	15,428	15,521
10/19	15,758	15,857
11/19	16,326	16,433
12/19	16,819	16,928
1/20	16,810	16,922
2/20	15,424	15,529
3/20	13,515	13,611
4/20	15,244	15,356
5/20	15,972	16,087
6/20	16,280	16,407
7/20	17,196	17,332
8/20	18,428	18,578
9/20	17,726	17,872
10/20	17,255	17,397
11/20	19,138	19,301
12/20	19,870	20,043
1/21	19,667	19,841
2/21	20,202	20,388
3/21	21,087	21,281
4/21	22,211	22,416
5/21	22,358	22,573
6/21	22,875	23,100
7/21	23,418	23,649
8/21	24,128	24,368
9/21	23,004	23,234
10/21	24,607	24,862
11/21	24,432	24,690
12/21	25,517	25,797
1/22	24,192	24,462
2/22	23,466	23,729
3/22	24,339	24,610
4/22	22,213	22,464
5/22	22,255	22,505
6/22	20,414	20,648
7/22	22,287	22,552
8/22	21,382	21,632
9/22	19,414	19,640
10/22	20,982	21,230
11/22	22,150	22,416
12/22	20,866	21,125
1/23	22,177	22,452
2/23	21,635	21,904
3/23	22,426	22,708
4/23	22,772	23,063
5/23	22,859	23,163
6/23	24,365	24,693
7/23	25,145	25,487
8/23	24,744	25,081
9/23	23,563	23,885
10/23	23,065	23,383
11/23	25,167	25,518
12/23	26,298	26,678
1/24	26,738	27,126
2/24	28,160	28,574
3/24	29,063	29,494
4/24	27,878	28,289
5/24	29,255	29,692
6/24	30,305	30,757
7/24	30,666	31,132
8/24	31,400	31,887
9/24	32,066	32,568
10/24	31,772	32,272
11/24	33,634	34,167
12/24	32,828	33,352
1/25	33,744	34,281
2/25	33,292	33,834
3/25	31,414	31,928
4/25	31,193	31,711
5/25	33,165	33,707
6/25	34,846	35,421
7/25	35,623	36,216
8/25	36,342	36,950
9/25	37,664	38,299
10/25	38,545	39,196

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	21.32%	17.44%	14.45%
S&P 500 Index	21.45%	17.64%	14.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,842,914
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 4.2%
  Total Advisory Fees Paid (amount in thousands)$7,592

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARI-0

R-3

PLFMX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$73	0.66%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $36,427	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,020	10,030
12/15	9,856	9,872
1/16	9,366	9,382
2/16	9,345	9,369
3/16	9,974	10,005
4/16	10,008	10,043
5/16	10,181	10,224
6/16	10,202	10,250
7/16	10,568	10,628
8/16	10,575	10,643
9/16	10,575	10,645
10/16	10,374	10,451
11/16	10,747	10,838
12/16	10,952	11,052
1/17	11,157	11,262
2/17	11,590	11,709
3/17	11,597	11,723
4/17	11,710	11,843
5/17	11,866	12,010
6/17	11,930	12,085
7/17	12,171	12,333
8/17	12,199	12,371
9/17	12,447	12,626
10/17	12,724	12,921
11/17	13,107	13,317
12/17	13,247	13,465
1/18	13,994	14,236
2/18	13,473	13,711
3/18	13,119	13,363
4/18	13,164	13,414
5/18	13,473	13,737
6/18	13,549	13,822
7/18	14,047	14,336
8/18	14,492	14,803
9/18	14,567	14,887
10/18	13,564	13,870
11/18	13,828	14,153
12/18	12,579	12,875
1/19	13,579	13,906
2/19	14,006	14,353
3/19	14,272	14,632
4/19	14,836	15,224
5/19	13,885	14,257
6/19	14,860	15,262
7/19	15,062	15,481
8/19	14,820	15,236
9/19	15,086	15,521
10/19	15,400	15,857
11/19	15,948	16,433
12/19	16,424	16,928
1/20	16,407	16,922
2/20	15,050	15,529
3/20	13,186	13,611
4/20	14,859	15,356
5/20	15,558	16,087
6/20	15,858	16,407
7/20	16,740	17,332
8/20	17,930	18,578
9/20	17,239	17,872
10/20	16,773	17,397
11/20	18,596	19,301
12/20	19,296	20,043
1/21	19,091	19,841
2/21	19,608	20,388
3/21	20,446	21,281
4/21	21,525	22,416
5/21	21,659	22,573
6/21	22,149	23,100
7/21	22,667	23,649
8/21	23,335	24,368
9/21	22,239	23,234
10/21	23,781	24,862
11/21	23,603	24,690
12/21	24,650	25,797
1/22	23,354	24,462
2/22	22,645	23,729
3/22	23,475	24,610
4/22	21,409	22,464
5/22	21,440	22,505
6/22	19,657	20,648
7/22	21,460	22,552
8/22	20,569	21,632
9/22	18,665	19,640
10/22	20,164	21,230
11/22	21,278	22,416
12/22	20,044	21,125
1/23	21,287	22,452
2/23	20,759	21,904
3/23	21,505	22,708
4/23	21,826	23,063
5/23	21,909	23,163
6/23	23,338	24,693
7/23	24,074	25,487
8/23	23,670	25,081
9/23	22,530	23,885
10/23	22,043	23,383
11/23	24,042	25,518
12/23	25,116	26,678
1/24	25,524	27,126
2/24	26,866	28,574
3/24	27,725	29,494
4/24	26,576	28,289
5/24	27,875	29,692
6/24	28,863	30,757
7/24	29,196	31,132
8/24	29,883	31,887
9/24	30,496	32,568
10/24	30,206	32,272
11/24	31,967	34,167
12/24	31,179	33,352
1/25	32,024	34,281
2/25	31,596	33,834
3/25	29,796	31,928
4/25	29,576	31,711
5/25	31,420	33,707
6/25	33,001	35,421
7/25	33,715	36,216
8/25	34,385	36,950
9/25	35,614	38,299
10/25	36,427	39,196

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	20.60%	16.78%	13.80%
S&P 500 Index	21.45%	17.64%	14.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,842,914
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 4.2%
  Total Advisory Fees Paid (amount in thousands)$7,592

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARR3-0

R-5

PLFPX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$39	0.35%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $37,601	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,027	10,030
12/15	9,870	9,872
1/16	9,377	9,382
2/16	9,356	9,369
3/16	9,993	10,005
4/16	10,028	10,043
5/16	10,206	10,224
6/16	10,226	10,250
7/16	10,596	10,628
8/16	10,610	10,643
9/16	10,610	10,645
10/16	10,411	10,451
11/16	10,795	10,838
12/16	11,004	11,052
1/17	11,209	11,262
2/17	11,646	11,709
3/17	11,653	11,723
4/17	11,773	11,843
5/17	11,935	12,010
6/17	12,005	12,085
7/17	12,245	12,333
8/17	12,280	12,371
9/17	12,527	12,626
10/17	12,816	12,921
11/17	13,204	13,317
12/17	13,343	13,465
1/18	14,102	14,236
2/18	13,576	13,711
3/18	13,230	13,363
4/18	13,275	13,414
5/18	13,591	13,737
6/18	13,673	13,822
7/18	14,170	14,336
8/18	14,628	14,803
9/18	14,711	14,887
10/18	13,696	13,870
11/18	13,974	14,153
12/18	12,708	12,875
1/19	13,722	13,906
2/19	14,157	14,353
3/19	14,431	14,632
4/19	15,011	15,224
5/19	14,052	14,257
6/19	15,035	15,262
7/19	15,244	15,481
8/19	15,003	15,236
9/19	15,277	15,521
10/19	15,607	15,857
11/19	16,162	16,433
12/19	16,644	16,928
1/20	16,636	16,922
2/20	15,260	15,529
3/20	13,375	13,611
4/20	15,076	15,356
5/20	15,794	16,087
6/20	16,094	16,407
7/20	16,994	17,332
8/20	18,212	18,578
9/20	17,511	17,872
10/20	17,044	17,397
11/20	18,904	19,301
12/20	19,614	20,043
1/21	19,417	19,841
2/21	19,945	20,388
3/21	20,804	21,281
4/21	21,905	22,416
5/21	22,057	22,573
6/21	22,558	23,100
7/21	23,086	23,649
8/21	23,775	24,368
9/21	22,666	23,234
10/21	24,241	24,862
11/21	24,071	24,690
12/21	25,134	25,797
1/22	23,822	24,462
2/22	23,110	23,729
3/22	23,954	24,610
4/22	21,859	22,464
5/22	21,890	22,505
6/22	20,079	20,648
7/22	21,920	22,552
8/22	21,025	21,632
9/22	19,082	19,640
10/22	20,618	21,230
11/22	21,768	22,416
12/22	20,503	21,125
1/23	21,787	22,452
2/23	21,244	21,904
3/23	22,016	22,708
4/23	22,350	23,063
5/23	22,444	23,163
6/23	23,916	24,693
7/23	24,668	25,487
8/23	24,271	25,081
9/23	23,102	23,885
10/23	22,611	23,383
11/23	24,668	25,518
12/23	25,782	26,678
1/24	26,205	27,126
2/24	27,593	28,574
3/24	28,471	29,494
4/24	27,300	28,289
5/24	28,644	29,692
6/24	29,663	30,757
7/24	30,010	31,132
8/24	30,726	31,887
9/24	31,376	32,568
10/24	31,084	32,272
11/24	32,894	34,167
12/24	32,099	33,352
1/25	32,977	34,281
2/25	32,544	33,834
3/25	30,699	31,928
4/25	30,477	31,711
5/25	32,388	33,707
6/25	34,022	35,421
7/25	34,778	36,216
8/25	35,467	36,950
9/25	36,745	38,299
10/25	37,601	39,196

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	20.97%	17.15%	14.16%
S&P 500 Index	21.45%	17.64%	14.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,842,914
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 4.2%
  Total Advisory Fees Paid (amount in thousands)$7,592

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARR5-0

Class J

PLVJX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$94	0.91%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $24,899	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,019	10,033	10,038
12/15	9,793	9,853	9,822
1/16	9,308	9,322	9,315
2/16	9,253	9,319	9,312
3/16	9,813	9,968	9,983
4/16	10,021	10,022	10,193
5/16	10,125	10,198	10,351
6/16	10,181	10,221	10,441
7/16	10,464	10,610	10,744
8/16	10,520	10,624	10,827
9/16	10,444	10,633	10,804
10/16	10,305	10,426	10,637
11/16	10,859	10,837	11,245
12/16	11,044	11,040	11,526
1/17	11,123	11,262	11,608
2/17	11,506	11,698	12,025
3/17	11,455	11,705	11,902
4/17	11,492	11,829	11,880
5/17	11,557	11,980	11,868
6/17	11,773	12,064	12,062
7/17	11,881	12,303	12,223
8/17	11,730	12,341	12,080
9/17	12,083	12,604	12,438
10/17	12,221	12,893	12,528
11/17	12,639	13,286	12,912
12/17	12,870	13,434	13,100
1/18	13,509	14,172	13,607
2/18	12,816	13,652	12,957
3/18	12,562	13,342	12,729
4/18	12,655	13,387	12,771
5/18	12,747	13,729	12,847
6/18	12,816	13,818	12,879
7/18	13,386	14,294	13,389
8/18	13,578	14,787	13,587
9/18	13,702	14,843	13,614
10/18	12,924	13,793	12,909
11/18	13,271	14,073	13,294
12/18	12,070	12,792	12,017
1/19	12,889	13,864	12,953
2/19	13,239	14,333	13,367
3/19	13,333	14,583	13,452
4/19	13,854	15,172	13,929
5/19	13,051	14,205	13,033
6/19	13,922	15,202	13,969
7/19	14,144	15,438	14,085
8/19	13,990	15,155	13,670
9/19	14,357	15,418	14,158
10/19	14,494	15,745	14,356
11/19	14,963	16,340	14,800
12/19	15,210	16,812	15,207
1/20	14,829	16,830	14,880
2/20	13,404	15,455	13,439
3/20	11,108	13,412	11,142
4/20	12,361	15,185	12,395
5/20	12,923	15,986	12,820
6/20	12,833	16,339	12,735
7/20	13,295	17,296	13,238
8/20	13,804	18,565	13,785
9/20	13,468	17,887	13,447
10/20	13,314	17,456	13,270
11/20	15,092	19,511	15,055
12/20	15,658	20,336	15,632
1/21	15,438	20,168	15,489
2/21	16,339	20,753	16,425
3/21	17,304	21,538	17,392
4/21	18,031	22,698	18,087
5/21	18,362	22,805	18,509
6/21	18,150	23,377	18,297
7/21	18,205	23,863	18,444
8/21	18,518	24,553	18,809
9/21	17,939	23,425	18,155
10/21	19,033	25,051	19,077
11/21	18,288	24,715	18,404
12/21	19,407	25,716	19,565
1/22	19,035	24,266	19,110
2/22	18,844	23,600	18,888
3/22	19,307	24,396	19,421
4/22	18,210	22,222	18,326
5/22	18,733	22,188	18,682
6/22	17,184	20,330	17,050
7/22	18,250	22,223	18,180
8/22	17,838	21,370	17,638
9/22	16,339	19,393	16,092
10/22	18,120	20,948	17,742
11/22	19,146	22,081	18,850
12/22	18,379	20,797	18,091
1/23	19,133	22,191	19,028
2/23	18,368	21,663	18,357
3/23	18,136	22,349	18,273
4/23	18,513	22,626	18,548
5/23	17,836	22,731	17,832
6/23	18,978	24,266	19,017
7/23	19,688	25,101	19,686
8/23	19,200	24,662	19,154
9/23	18,513	23,503	18,415
10/23	18,036	22,935	17,765
11/23	19,255	25,077	19,106
12/23	20,159	26,314	20,164
1/24	20,262	26,681	20,185
2/24	20,936	28,122	20,930
3/24	21,907	29,024	21,976
4/24	21,073	27,789	21,037
5/24	21,690	29,097	21,704
6/24	21,588	30,060	21,500
7/24	22,410	30,498	22,599
8/24	22,913	31,221	23,205
9/24	23,313	31,888	23,527
10/24	23,210	31,665	23,269
11/24	24,525	33,704	24,754
12/24	23,040	32,764	23,061
1/25	23,920	33,807	24,129
2/25	23,846	33,216	24,227
3/25	22,978	31,294	23,554
4/25	22,222	31,107	22,836
5/25	22,904	33,093	23,638
6/25	23,833	34,769	24,446
7/25	23,994	35,542	24,586
8/25	24,725	36,290	25,370
9/25	24,887	37,548	25,749
10/25	24,899	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	7.28%	13.34%	9.55%
Class J Shares Including Sales Charge	6.29%	13.34%	9.55%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,868,719
  Total Number of Portfolio Holdings883
  Portfolio Turnover Rate 60.5%
  Total Advisory Fees Paid (amount in thousands)$23,357

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARJ-0

Institutional

PLVIX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $25,629	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,019	10,033	10,038
12/15	9,795	9,853	9,822
1/16	9,315	9,322	9,315
2/16	9,261	9,319	9,312
3/16	9,830	9,968	9,983
4/16	10,035	10,022	10,193
5/16	10,138	10,198	10,351
6/16	10,200	10,221	10,441
7/16	10,488	10,610	10,744
8/16	10,549	10,624	10,827
9/16	10,467	10,633	10,804
10/16	10,337	10,426	10,637
11/16	10,899	10,837	11,245
12/16	11,085	11,040	11,526
1/17	11,164	11,262	11,608
2/17	11,551	11,698	12,025
3/17	11,500	11,705	11,902
4/17	11,543	11,829	11,880
5/17	11,608	11,980	11,868
6/17	11,830	12,064	12,062
7/17	11,944	12,303	12,223
8/17	11,794	12,341	12,080
9/17	12,152	12,604	12,438
10/17	12,295	12,893	12,528
11/17	12,718	13,286	12,912
12/17	12,954	13,434	13,100
1/18	13,597	14,172	13,607
2/18	12,908	13,652	12,957
3/18	12,656	13,342	12,729
4/18	12,755	13,387	12,771
5/18	12,847	13,729	12,847
6/18	12,924	13,818	12,879
7/18	13,498	14,294	13,389
8/18	13,696	14,787	13,587
9/18	13,827	14,843	13,614
10/18	13,046	13,793	12,909
11/18	13,398	14,073	13,294
12/18	12,191	12,792	12,017
1/19	13,015	13,864	12,953
2/19	13,381	14,333	13,367
3/19	13,474	14,583	13,452
4/19	14,001	15,172	13,929
5/19	13,194	14,205	13,033
6/19	14,078	15,202	13,969
7/19	14,307	15,438	14,085
8/19	14,163	15,155	13,670
9/19	14,537	15,418	14,158
10/19	14,681	15,745	14,356
11/19	15,157	16,340	14,800
12/19	15,417	16,812	15,207
1/20	15,028	16,830	14,880
2/20	13,587	15,455	13,439
3/20	11,269	13,412	11,142
4/20	12,537	15,185	12,395
5/20	13,107	15,986	12,820
6/20	13,017	16,339	12,735
7/20	13,497	17,296	13,238
8/20	14,013	18,565	13,785
9/20	13,678	17,887	13,447
10/20	13,533	17,456	13,270
11/20	15,336	19,511	15,055
12/20	15,911	20,336	15,632
1/21	15,699	20,168	15,489
2/21	16,610	20,753	16,425
3/21	17,604	21,538	17,392
4/21	18,349	22,698	18,087
5/21	18,680	22,805	18,509
6/21	18,478	23,377	18,297
7/21	18,533	23,863	18,444
8/21	18,855	24,553	18,809
9/21	18,276	23,425	18,155
10/21	19,389	25,051	19,077
11/21	18,634	24,715	18,404
12/21	19,784	25,716	19,565
1/22	19,412	24,266	19,110
2/22	19,210	23,600	18,888
3/22	19,694	24,396	19,421
4/22	18,585	22,222	18,326
5/22	19,109	22,188	18,682
6/22	17,537	20,330	17,050
7/22	18,635	22,223	18,180
8/22	18,222	21,370	17,638
9/22	16,690	19,393	16,092
10/22	18,504	20,948	17,742
11/22	19,563	22,081	18,850
12/22	18,791	20,797	18,091
1/23	19,558	22,191	19,028
2/23	18,780	21,663	18,357
3/23	18,547	22,349	18,273
4/23	18,947	22,626	18,548
5/23	18,258	22,731	17,832
6/23	19,425	24,266	19,017
7/23	20,158	25,101	19,686
8/23	19,658	24,662	19,154
9/23	18,958	23,503	18,415
10/23	18,480	22,935	17,765
11/23	19,725	25,077	19,106
12/23	20,664	26,314	20,164
1/24	20,768	26,681	20,185
2/24	21,468	28,122	20,930
3/24	22,467	29,024	21,976
4/24	21,617	27,789	21,037
5/24	22,249	29,097	21,704
6/24	22,145	30,060	21,500
7/24	22,995	30,498	22,599
8/24	23,523	31,221	23,205
9/24	23,936	31,888	23,527
10/24	23,833	31,665	23,269
11/24	25,176	33,704	24,754
12/24	23,661	32,764	23,061
1/25	24,571	33,807	24,129
2/25	24,508	33,216	24,227
3/25	23,612	31,294	23,554
4/25	22,852	31,107	22,836
5/25	23,549	33,093	23,638
6/25	24,521	34,769	24,446
7/25	24,683	35,542	24,586
8/25	25,430	36,290	25,370
9/25	25,617	37,548	25,749
10/25	25,629	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	7.54%	13.62%	9.87%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,868,719
  Total Number of Portfolio Holdings883
  Portfolio Turnover Rate 60.5%
  Total Advisory Fees Paid (amount in thousands)$23,357

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARI-0

R-3

PPSFX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$127	1.23%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $24,235	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,012	10,033	10,038
12/15	9,784	9,853	9,822
1/16	9,303	9,322	9,315
2/16	9,244	9,319	9,312
3/16	9,804	9,968	9,983
4/16	10,001	10,022	10,193
5/16	10,107	10,198	10,351
6/16	10,159	10,221	10,441
7/16	10,449	10,610	10,744
8/16	10,495	10,624	10,827
9/16	10,416	10,633	10,804
10/16	10,278	10,426	10,637
11/16	10,831	10,837	11,245
12/16	11,011	11,040	11,526
1/17	11,086	11,262	11,608
2/17	11,468	11,698	12,025
3/17	11,407	11,705	11,902
4/17	11,441	11,829	11,880
5/17	11,503	11,980	11,868
6/17	11,721	12,064	12,062
7/17	11,824	12,303	12,223
8/17	11,673	12,341	12,080
9/17	12,022	12,604	12,438
10/17	12,158	12,893	12,528
11/17	12,575	13,286	12,912
12/17	12,801	13,434	13,100
1/18	13,430	14,172	13,607
2/18	12,736	13,652	12,957
3/18	12,482	13,342	12,729
4/18	12,576	13,387	12,771
5/18	12,663	13,729	12,847
6/18	12,728	13,818	12,879
7/18	13,293	14,294	13,389
8/18	13,474	14,787	13,587
9/18	13,597	14,843	13,614
10/18	12,822	13,793	12,909
11/18	13,163	14,073	13,294
12/18	11,974	12,792	12,017
1/19	12,776	13,864	12,953
2/19	13,125	14,333	13,367
3/19	13,212	14,583	13,452
4/19	13,728	15,172	13,929
5/19	12,926	14,205	13,033
6/19	13,792	15,202	13,969
7/19	14,006	15,438	14,085
8/19	13,855	15,155	13,670
9/19	14,213	15,418	14,158
10/19	14,348	15,745	14,356
11/19	14,816	16,340	14,800
12/19	15,053	16,812	15,207
1/20	14,668	16,830	14,880
2/20	13,258	15,455	13,439
3/20	10,984	13,412	11,142
4/20	12,226	15,185	12,395
5/20	12,771	15,986	12,820
6/20	12,679	16,339	12,735
7/20	13,140	17,296	13,238
8/20	13,635	18,565	13,785
9/20	13,308	17,887	13,447
10/20	13,149	17,456	13,270
11/20	14,902	19,511	15,055
12/20	15,459	20,336	15,632
1/21	15,239	20,168	15,489
2/21	16,119	20,753	16,425
3/21	17,068	21,538	17,392
4/21	17,788	22,698	18,087
5/21	18,102	22,805	18,509
6/21	17,898	23,377	18,297
7/21	17,941	23,863	18,444
8/21	18,246	24,553	18,809
9/21	17,670	23,425	18,155
10/21	18,745	25,051	19,077
11/21	18,008	24,715	18,404
12/21	19,111	25,716	19,565
1/22	18,734	24,266	19,110
2/22	18,541	23,600	18,888
3/22	18,992	24,396	19,421
4/22	17,907	22,222	18,326
5/22	18,413	22,188	18,682
6/22	16,888	20,330	17,050
7/22	17,935	22,223	18,180
8/22	17,531	21,370	17,638
9/22	16,051	19,393	16,092
10/22	17,788	20,948	17,742
11/22	18,799	22,081	18,850
12/22	18,039	20,797	18,091
1/23	18,771	22,191	19,028
2/23	18,019	21,663	18,357
3/23	17,789	22,349	18,273
4/23	18,160	22,626	18,548
5/23	17,489	22,731	17,832
6/23	18,610	24,266	19,017
7/23	19,301	25,101	19,686
8/23	18,811	24,662	19,154
9/23	18,130	23,503	18,415
10/23	17,669	22,935	17,765
11/23	18,851	25,077	19,106
12/23	19,733	26,314	20,164
1/24	19,825	26,681	20,185
2/24	20,483	28,122	20,930
3/24	21,428	29,024	21,976
4/24	20,606	27,789	21,037
5/24	21,202	29,097	21,704
6/24	21,099	30,060	21,500
7/24	21,890	30,498	22,599
8/24	22,383	31,221	23,205
9/24	22,763	31,888	23,527
10/24	22,650	31,665	23,269
11/24	23,934	33,704	24,754
12/24	22,468	32,764	23,061
1/25	23,329	33,807	24,129
2/25	23,252	33,216	24,227
3/25	22,390	31,294	23,554
4/25	21,661	31,107	22,836
5/25	22,313	33,093	23,638
6/25	23,219	34,769	24,446
7/25	23,373	35,542	24,586
8/25	24,069	36,290	25,370
9/25	24,235	37,548	25,749
10/25	24,235	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	7.00%	13.01%	9.26%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,868,719
  Total Number of Portfolio Holdings883
  Portfolio Turnover Rate 60.5%
  Total Advisory Fees Paid (amount in thousands)$23,357

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARR3-0

R-5

PPSRX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$95	0.92%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $24,989	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,019	10,033	10,038
12/15	9,792	9,853	9,822
1/16	9,309	9,322	9,315
2/16	9,255	9,319	9,312
3/16	9,819	9,968	9,983
4/16	10,023	10,022	10,193
5/16	10,125	10,198	10,351
6/16	10,180	10,221	10,441
7/16	10,472	10,610	10,744
8/16	10,526	10,624	10,827
9/16	10,445	10,633	10,804
10/16	10,309	10,426	10,637
11/16	10,866	10,837	11,245
12/16	11,053	11,040	11,526
1/17	11,131	11,262	11,608
2/17	11,514	11,698	12,025
3/17	11,457	11,705	11,902
4/17	11,500	11,829	11,880
5/17	11,563	11,980	11,868
6/17	11,783	12,064	12,062
7/17	11,889	12,303	12,223
8/17	11,741	12,341	12,080
9/17	12,095	12,604	12,438
10/17	12,229	12,893	12,528
11/17	12,655	13,286	12,912
12/17	12,887	13,434	13,100
1/18	13,521	14,172	13,607
2/18	12,834	13,652	12,957
3/18	12,577	13,342	12,729
4/18	12,676	13,387	12,771
5/18	12,766	13,729	12,847
6/18	12,834	13,818	12,879
7/18	13,408	14,294	13,389
8/18	13,597	14,787	13,587
9/18	13,725	14,843	13,614
10/18	12,947	13,793	12,909
11/18	13,287	14,073	13,294
12/18	12,089	12,792	12,017
1/19	12,908	13,864	12,953
2/19	13,267	14,333	13,367
3/19	13,359	14,583	13,452
4/19	13,878	15,172	13,929
5/19	13,075	14,205	13,033
6/19	13,945	15,202	13,969
7/19	14,170	15,438	14,085
8/19	14,020	15,155	13,670
9/19	14,388	15,418	14,158
10/19	14,530	15,745	14,356
11/19	15,006	16,340	14,800
12/19	15,252	16,812	15,207
1/20	14,870	16,830	14,880
2/20	13,440	15,455	13,439
3/20	11,139	13,412	11,142
4/20	12,400	15,185	12,395
5/20	12,960	15,986	12,820
6/20	12,862	16,339	12,735
7/20	13,333	17,296	13,238
8/20	13,848	18,565	13,785
9/20	13,511	17,887	13,447
10/20	13,360	17,456	13,270
11/20	15,136	19,511	15,055
12/20	15,704	20,336	15,632
1/21	15,488	20,168	15,489
2/21	16,388	20,753	16,425
3/21	17,360	21,538	17,392
4/21	18,098	22,698	18,087
5/21	18,422	22,805	18,509
6/21	18,215	23,377	18,297
7/21	18,269	23,863	18,444
8/21	18,584	24,553	18,809
9/21	17,999	23,425	18,155
10/21	19,097	25,051	19,077
11/21	18,350	24,715	18,404
12/21	19,475	25,716	19,565
1/22	19,102	24,266	19,110
2/22	18,906	23,600	18,888
3/22	19,377	24,396	19,421
4/22	18,277	22,222	18,326
5/22	18,798	22,188	18,682
6/22	17,237	20,330	17,050
7/22	18,317	22,223	18,180
8/22	17,904	21,370	17,638
9/22	16,403	19,393	16,092
10/22	18,179	20,948	17,742
11/22	19,220	22,081	18,850
12/22	18,452	20,797	18,091
1/23	19,207	22,191	19,028
2/23	18,441	21,663	18,357
3/23	18,204	22,349	18,273
4/23	18,592	22,626	18,548
5/23	17,913	22,731	17,832
6/23	19,056	24,266	19,017
7/23	19,768	25,101	19,686
8/23	19,271	24,662	19,154
9/23	18,581	23,503	18,415
10/23	18,118	22,935	17,765
11/23	19,336	25,077	19,106
12/23	20,246	26,314	20,164
1/24	20,346	26,681	20,185
2/24	21,023	28,122	20,930
3/24	22,001	29,024	21,976
4/24	21,157	27,789	21,037
5/24	21,779	29,097	21,704
6/24	21,668	30,060	21,500
7/24	22,501	30,498	22,599
8/24	23,001	31,221	23,205
9/24	23,401	31,888	23,527
10/24	23,301	31,665	23,269
11/24	24,613	33,704	24,754
12/24	23,127	32,764	23,061
1/25	24,016	33,807	24,129
2/25	23,944	33,216	24,227
3/25	23,055	31,294	23,554
4/25	22,310	31,107	22,836
5/25	22,995	33,093	23,638
6/25	23,932	34,769	24,446
7/25	24,088	35,542	24,586
8/25	24,821	36,290	25,370
9/25	24,989	37,548	25,749
10/25	24,989	38,358	25,863

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	7.24%	13.34%	9.59%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,868,719
  Total Number of Portfolio Holdings883
  Portfolio Turnover Rate 60.5%
  Total Advisory Fees Paid (amount in thousands)$23,357

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARR5-0

Class A

PEMGX

MidCap Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.90%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $29,079	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	9,452	10,000	10,000
11/15	9,524	10,055	10,025
12/15	9,288	9,849	9,757
1/16	8,610	9,293	9,118
2/16	8,692	9,290	9,221
3/16	9,365	9,944	9,976
4/16	9,428	10,006	10,081
5/16	9,672	10,185	10,247
6/16	9,663	10,206	10,293
7/16	10,133	10,611	10,763
8/16	10,097	10,638	10,736
9/16	10,124	10,655	10,758
10/16	9,844	10,424	10,417
11/16	10,146	10,891	10,978
12/16	10,210	11,103	11,103
1/17	10,528	11,312	11,371
2/17	10,967	11,733	11,693
3/17	10,967	11,741	11,674
4/17	11,230	11,865	11,764
5/17	11,526	11,987	11,872
6/17	11,503	12,095	11,990
7/17	11,845	12,323	12,167
8/17	11,932	12,347	12,072
9/17	12,168	12,648	12,406
10/17	12,422	12,924	12,613
11/17	12,731	13,316	13,038
12/17	12,755	13,450	13,159
1/18	13,313	14,158	13,654
2/18	12,588	13,637	13,090
3/18	12,674	13,363	13,099
4/18	12,550	13,414	13,079
5/18	12,827	13,792	13,375
6/18	13,113	13,883	13,468
7/18	13,471	14,343	13,803
8/18	13,752	14,847	14,232
9/18	13,699	14,871	14,141
10/18	12,529	13,776	12,966
11/18	12,997	14,052	13,285
12/18	11,872	12,745	11,967
1/19	12,962	13,838	13,258
2/19	13,702	14,325	13,828
3/19	14,148	14,534	13,946
4/19	14,959	15,115	14,477
5/19	14,492	14,137	13,588
6/19	15,448	15,130	14,522
7/19	15,727	15,354	14,729
8/19	15,823	15,041	14,310
9/19	15,941	15,305	14,591
10/19	16,188	15,635	14,745
11/19	16,693	16,229	15,272
12/19	16,915	16,698	15,622
1/20	17,471	16,680	15,497
2/20	16,246	15,314	14,151
3/20	12,873	13,208	11,393
4/20	14,570	14,957	13,029
5/20	15,875	15,757	13,945
6/20	16,054	16,117	14,196
7/20	17,038	17,033	15,030
8/20	17,775	18,267	15,559
9/20	17,353	17,601	15,256
10/20	16,971	17,222	15,353
11/20	19,141	19,317	17,475
12/20	19,952	20,186	18,294
1/21	19,070	20,096	18,245
2/21	20,185	20,724	19,261
3/21	20,634	21,467	19,783
4/21	21,976	22,573	20,791
5/21	22,044	22,676	20,958
6/21	22,533	23,236	21,266
7/21	23,460	23,628	21,430
8/21	23,545	24,302	21,975
9/21	22,675	23,212	21,069
10/21	24,375	24,782	22,322
11/21	23,619	24,404	21,545
12/21	24,933	25,365	22,425
1/22	22,292	23,873	20,773
2/22	21,446	23,272	20,624
3/22	22,026	24,027	21,152
4/22	20,101	21,870	19,522
5/22	19,965	21,841	19,538
6/22	18,286	20,014	17,588
7/22	20,311	21,891	19,324
8/22	19,515	21,074	18,718
9/22	17,700	19,120	16,983
10/22	18,953	20,688	18,490
11/22	20,372	21,768	19,602
12/22	19,107	20,493	18,542
1/23	20,717	21,905	20,082
2/23	20,087	21,393	19,595
3/23	20,157	21,965	19,294
4/23	20,571	22,199	19,192
5/23	20,405	22,285	18,656
6/23	22,086	23,807	20,213
7/23	22,252	24,661	21,015
8/23	22,042	24,185	20,286
9/23	20,902	23,033	19,267
10/23	20,208	22,422	18,304
11/23	22,742	24,513	20,177
12/23	23,988	25,813	21,736
1/24	24,249	26,099	21,427
2/24	25,628	27,512	22,624
3/24	26,601	28,399	23,606
4/24	24,909	27,150	22,331
5/24	25,758	28,432	22,967
6/24	25,869	29,313	22,815
7/24	27,496	29,857	23,891
8/24	27,999	30,507	24,375
9/24	28,672	31,138	24,917
10/24	28,430	30,910	24,783
11/24	30,971	32,966	26,969
12/24	28,709	31,958	25,072
1/25	30,211	32,967	26,138
2/25	29,827	32,336	25,395
3/25	28,574	30,449	24,218
4/25	28,419	30,245	23,968
5/25	29,497	32,162	25,338
6/25	30,326	33,796	26,284
7/25	30,608	34,540	26,772
8/25	30,811	35,340	27,441
9/25	30,366	36,559	27,685
10/25	29,079	37,343	27,456

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	2.28%	11.37%	11.89%
Class A Shares Including Sales Charge	-3.34%	10.12%	11.26%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$31,526,303
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 13.7%
  Total Advisory Fees Paid (amount in thousands)$171,268

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARA-0

Class C

PMBCX

MidCap Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.71%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $28,983	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,067	10,055	10,025
12/15	9,814	9,849	9,757
1/16	9,094	9,293	9,118
2/16	9,171	9,290	9,221
3/16	9,881	9,944	9,976
4/16	9,937	10,006	10,081
5/16	10,189	10,185	10,247
6/16	10,174	10,206	10,293
7/16	10,663	10,611	10,763
8/16	10,616	10,638	10,736
9/16	10,637	10,655	10,758
10/16	10,339	10,424	10,417
11/16	10,647	10,891	10,978
12/16	10,709	11,103	11,103
1/17	11,036	11,312	11,371
2/17	11,488	11,733	11,693
3/17	11,483	11,741	11,674
4/17	11,751	11,865	11,764
5/17	12,051	11,987	11,872
6/17	12,024	12,095	11,990
7/17	12,377	12,323	12,167
8/17	12,461	12,347	12,072
9/17	12,698	12,648	12,406
10/17	12,955	12,924	12,613
11/17	13,271	13,316	13,038
12/17	13,288	13,450	13,159
1/18	13,860	14,158	13,654
2/18	13,097	13,637	13,090
3/18	13,179	13,363	13,099
4/18	13,042	13,414	13,079
5/18	13,326	13,792	13,375
6/18	13,609	13,883	13,468
7/18	13,975	14,343	13,803
8/18	14,252	14,847	14,232
9/18	14,192	14,871	14,141
10/18	12,970	13,776	12,966
11/18	13,444	14,052	13,285
12/18	12,272	12,745	11,967
1/19	13,391	13,838	13,258
2/19	14,156	14,325	13,828
3/19	14,603	14,534	13,946
4/19	15,430	15,115	14,477
5/19	14,939	14,137	13,588
6/19	15,915	15,130	14,522
7/19	16,195	15,354	14,729
8/19	16,282	15,041	14,310
9/19	16,394	15,305	14,591
10/19	16,642	15,635	14,745
11/19	17,146	16,229	15,272
12/19	17,364	16,698	15,622
1/20	17,919	16,680	15,497
2/20	16,659	15,314	14,151
3/20	13,185	13,208	11,393
4/20	14,922	14,957	13,029
5/20	16,248	15,757	13,945
6/20	16,424	16,117	14,196
7/20	17,417	17,033	15,030
8/20	18,154	18,267	15,559
9/20	17,717	17,601	15,256
10/20	17,312	17,222	15,353
11/20	19,519	19,317	17,475
12/20	20,331	20,186	18,294
1/21	19,418	20,096	18,245
2/21	20,543	20,724	19,261
3/21	20,992	21,467	19,783
4/21	22,335	22,573	20,791
5/21	22,395	22,676	20,958
6/21	22,878	23,236	21,266
7/21	23,804	23,628	21,430
8/21	23,870	24,302	21,975
9/21	22,977	23,212	21,069
10/21	24,691	24,782	22,322
11/21	23,903	24,404	21,545
12/21	25,227	25,365	22,425
1/22	22,535	23,873	20,773
2/22	21,670	23,272	20,624
3/22	22,237	24,027	21,152
4/22	20,280	21,870	19,522
5/22	20,135	21,841	19,538
6/22	18,425	20,014	17,588
7/22	20,455	21,891	19,324
8/22	19,640	21,074	18,718
9/22	17,800	19,120	16,983
10/22	19,051	20,688	18,490
11/22	20,455	21,768	19,602
12/22	19,174	20,493	18,542
1/23	20,781	21,905	20,082
2/23	20,132	21,393	19,595
3/23	20,185	21,965	19,294
4/23	20,585	22,199	19,192
5/23	20,411	22,285	18,656
6/23	22,071	23,807	20,213
7/23	22,222	24,661	21,015
8/23	21,996	24,185	20,286
9/23	20,849	23,033	19,267
10/23	20,139	22,422	18,304
11/23	22,667	24,513	20,177
12/23	23,908	25,813	21,736
1/24	24,169	26,099	21,427
2/24	25,543	27,512	22,624
3/24	26,513	28,399	23,606
4/24	24,827	27,150	22,331
5/24	25,673	28,432	22,967
6/24	25,784	29,313	22,815
7/24	27,405	29,857	23,891
8/24	27,906	30,507	24,375
9/24	28,577	31,138	24,917
10/24	28,336	30,910	24,783
11/24	30,869	32,966	26,969
12/24	28,614	31,958	25,072
1/25	30,111	32,967	26,138
2/25	29,728	32,336	25,395
3/25	28,479	30,449	24,218
4/25	28,325	30,245	23,968
5/25	29,399	32,162	25,338
6/25	30,225	33,796	26,284
7/25	30,507	34,540	26,772
8/25	30,708	35,340	27,441
9/25	30,265	36,559	27,685
10/25	28,983	37,343	27,456

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	1.45%	10.49%	11.23%
Class C Shares Including Sales Charge	0.47%	10.49%	11.23%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$31,526,303
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 13.7%
  Total Advisory Fees Paid (amount in thousands)$171,268

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARC-0

Class J

PMBJX

MidCap Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$77	0.76%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $31,253	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,079	10,055	10,025
12/15	9,830	9,849	9,757
1/16	9,115	9,293	9,118
2/16	9,199	9,290	9,221
3/16	9,919	9,944	9,976
4/16	9,984	10,006	10,081
5/16	10,247	10,185	10,247
6/16	10,237	10,206	10,293
7/16	10,733	10,611	10,763
8/16	10,699	10,638	10,736
9/16	10,728	10,655	10,758
10/16	10,435	10,424	10,417
11/16	10,753	10,891	10,978
12/16	10,824	11,103	11,103
1/17	11,165	11,312	11,371
2/17	11,633	11,733	11,693
3/17	11,633	11,741	11,674
4/17	11,913	11,865	11,764
5/17	12,228	11,987	11,872
6/17	12,208	12,095	11,990
7/17	12,574	12,323	12,167
8/17	12,671	12,347	12,072
9/17	12,920	12,648	12,406
10/17	13,195	12,924	12,613
11/17	13,520	13,316	13,038
12/17	13,552	13,450	13,159
1/18	14,147	14,158	13,654
2/18	13,378	13,637	13,090
3/18	13,473	13,363	13,099
4/18	13,341	13,414	13,079
5/18	13,636	13,792	13,375
6/18	13,941	13,883	13,468
7/18	14,325	14,343	13,803
8/18	14,619	14,847	14,232
9/18	14,567	14,871	14,141
10/18	13,324	13,776	12,966
11/18	13,824	14,052	13,285
12/18	12,624	12,745	11,967
1/19	13,790	13,838	13,258
2/19	14,582	14,325	13,828
3/19	15,058	14,534	13,946
4/19	15,920	15,115	14,477
5/19	15,426	14,137	13,588
6/19	16,444	15,130	14,522
7/19	16,741	15,354	14,729
8/19	16,848	15,041	14,310
9/19	16,979	15,305	14,591
10/19	17,247	15,635	14,745
11/19	17,782	16,229	15,272
12/19	18,019	16,698	15,622
1/20	18,613	16,680	15,497
2/20	17,313	15,314	14,151
3/20	13,713	13,208	11,393
4/20	15,525	14,957	13,029
5/20	16,925	15,757	13,945
6/20	17,119	16,117	14,196
7/20	18,169	17,033	15,030
8/20	18,957	18,267	15,559
9/20	18,513	17,601	15,256
10/20	18,107	17,222	15,353
11/20	20,425	19,317	17,475
12/20	21,290	20,186	18,294
1/21	20,347	20,096	18,245
2/21	21,543	20,724	19,261
3/21	22,030	21,467	19,783
4/21	23,459	22,573	20,791
5/21	23,535	22,676	20,958
6/21	24,066	23,236	21,266
7/21	25,053	23,628	21,430
8/21	25,148	24,302	21,975
9/21	24,225	23,212	21,069
10/21	26,046	24,782	22,322
11/21	25,237	24,404	21,545
12/21	26,648	25,365	22,425
1/22	23,823	23,873	20,773
2/22	22,928	23,272	20,624
3/22	23,548	24,027	21,152
4/22	21,495	21,870	19,522
5/22	21,350	21,841	19,538
6/22	19,559	20,014	17,588
7/22	21,729	21,891	19,324
8/22	20,875	21,074	18,718
9/22	18,939	19,120	16,983
10/22	20,282	20,688	18,490
11/22	21,798	21,768	19,602
12/22	20,454	20,493	18,542
1/23	22,176	21,905	20,082
2/23	21,507	21,393	19,595
3/23	21,578	21,965	19,294
4/23	22,027	22,199	19,192
5/23	21,849	22,285	18,656
6/23	23,656	23,807	20,213
7/23	23,834	24,661	21,015
8/23	23,614	24,185	20,286
9/23	22,397	23,033	19,267
10/23	21,657	22,422	18,304
11/23	24,375	24,513	20,177
12/23	25,711	25,813	21,736
1/24	25,996	26,099	21,427
2/24	27,473	27,512	22,624
3/24	28,526	28,399	23,606
4/24	26,713	27,150	22,331
5/24	27,627	28,432	22,967
6/24	27,744	29,313	22,815
7/24	29,498	29,857	23,891
8/24	30,039	30,507	24,375
9/24	30,763	31,138	24,917
10/24	30,507	30,910	24,783
11/24	33,249	32,966	26,969
12/24	30,823	31,958	25,072
1/25	32,439	32,967	26,138
2/25	32,031	32,336	25,395
3/25	30,687	30,449	24,218
4/25	30,521	30,245	23,968
5/25	31,684	32,162	25,338
6/25	32,575	33,796	26,284
7/25	32,885	34,540	26,772
8/25	33,111	35,340	27,441
9/25	32,628	36,559	27,685
10/25	31,253	37,343	27,456

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	2.45%	11.53%	12.07%
Class J Shares Including Sales Charge	1.45%	11.53%	12.07%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$31,526,303
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 13.7%
  Total Advisory Fees Paid (amount in thousands)$171,268

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARJ-0

Institutional

PCBIX

MidCap Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $31,615	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,075	10,055	10,025
12/15	9,833	9,849	9,757
1/16	9,118	9,293	9,118
2/16	9,202	9,290	9,221
3/16	9,922	9,944	9,976
4/16	9,988	10,006	10,081
5/16	10,251	10,185	10,247
6/16	10,247	10,206	10,293
7/16	10,745	10,611	10,763
8/16	10,708	10,638	10,736
9/16	10,741	10,655	10,758
10/16	10,449	10,424	10,417
11/16	10,769	10,891	10,978
12/16	10,840	11,103	11,103
1/17	11,183	11,312	11,371
2/17	11,650	11,733	11,693
3/17	11,655	11,741	11,674
4/17	11,935	11,865	11,764
5/17	12,253	11,987	11,872
6/17	12,234	12,095	11,990
7/17	12,605	12,323	12,167
8/17	12,701	12,347	12,072
9/17	12,952	12,648	12,406
10/17	13,226	12,924	12,613
11/17	13,559	13,316	13,038
12/17	13,585	13,450	13,159
1/18	14,188	14,158	13,654
2/18	13,416	13,637	13,090
3/18	13,516	13,363	13,099
4/18	13,381	13,414	13,079
5/18	13,685	13,792	13,375
6/18	13,989	13,883	13,468
7/18	14,372	14,343	13,803
8/18	14,675	14,847	14,232
9/18	14,620	14,871	14,141
10/18	13,375	13,776	12,966
11/18	13,878	14,052	13,285
12/18	12,677	12,745	11,967
1/19	13,845	13,838	13,258
2/19	14,645	14,325	13,828
3/19	15,120	14,534	13,946
4/19	15,992	15,115	14,477
5/19	15,495	14,137	13,588
6/19	16,524	15,130	14,522
7/19	16,820	15,354	14,729
8/19	16,932	15,041	14,310
9/19	17,060	15,305	14,591
10/19	17,334	15,635	14,745
11/19	17,877	16,229	15,272
12/19	18,116	16,698	15,622
1/20	18,714	16,680	15,497
2/20	17,407	15,314	14,151
3/20	13,791	13,208	11,393
4/20	15,613	14,957	13,029
5/20	17,020	15,757	13,945
6/20	17,219	16,117	14,196
7/20	18,274	17,033	15,030
8/20	19,071	18,267	15,559
9/20	18,626	17,601	15,256
10/20	18,216	17,222	15,353
11/20	20,548	19,317	17,475
12/20	21,423	20,186	18,294
1/21	20,481	20,096	18,245
2/21	21,684	20,724	19,261
3/21	22,170	21,467	19,783
4/21	23,616	22,573	20,791
5/21	23,699	22,676	20,958
6/21	24,226	23,236	21,266
7/21	25,228	23,628	21,430
8/21	25,328	24,302	21,975
9/21	24,398	23,212	21,069
10/21	26,235	24,782	22,322
11/21	25,423	24,404	21,545
12/21	26,847	25,365	22,425
1/22	24,005	23,873	20,773
2/22	23,100	23,272	20,624
3/22	23,729	24,027	21,152
4/22	21,664	21,870	19,522
5/22	21,522	21,841	19,538
6/22	19,713	20,014	17,588
7/22	21,901	21,891	19,324
8/22	21,048	21,074	18,718
9/22	19,097	19,120	16,983
10/22	20,451	20,688	18,490
11/22	21,984	21,768	19,602
12/22	20,624	20,493	18,542
1/23	22,369	21,905	20,082
2/23	21,694	21,393	19,595
3/23	21,774	21,965	19,294
4/23	22,223	22,199	19,192
5/23	22,051	22,285	18,656
6/23	23,876	23,807	20,213
7/23	24,061	24,661	21,015
8/23	23,836	24,185	20,286
9/23	22,607	23,033	19,267
10/23	21,866	22,422	18,304
11/23	24,610	24,513	20,177
12/23	25,959	25,813	21,736
1/24	26,250	26,099	21,427
2/24	27,748	27,512	22,624
3/24	28,805	28,399	23,606
4/24	26,982	27,150	22,331
5/24	27,911	28,432	22,967
6/24	28,033	29,313	22,815
7/24	29,802	29,857	23,891
8/24	30,351	30,507	24,375
9/24	31,083	31,138	24,917
10/24	30,832	30,910	24,783
11/24	33,597	32,966	26,969
12/24	31,147	31,958	25,072
1/25	32,782	32,967	26,138
2/25	32,377	32,336	25,395
3/25	31,021	30,449	24,218
4/25	30,853	30,245	23,968
5/25	32,034	32,162	25,338
6/25	32,943	33,796	26,284
7/25	33,250	34,540	26,772
8/25	33,481	35,340	27,441
9/25	32,998	36,559	27,685
10/25	31,615	37,343	27,456

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	2.54%	11.66%	12.20%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$31,526,303
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 13.7%
  Total Advisory Fees Paid (amount in thousands)$171,268

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARI-0

R-3

PMBMX

MidCap Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$114	1.13%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $30,169	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,078	10,055	10,025
12/15	9,828	9,849	9,757
1/16	9,109	9,293	9,118
2/16	9,192	9,290	9,221
3/16	9,906	9,944	9,976
4/16	9,969	10,006	10,081
5/16	10,227	10,185	10,247
6/16	10,217	10,206	10,293
7/16	10,708	10,611	10,763
8/16	10,669	10,638	10,736
9/16	10,698	10,655	10,758
10/16	10,402	10,424	10,417
11/16	10,718	10,891	10,978
12/16	10,782	11,103	11,103
1/17	11,119	11,312	11,371
2/17	11,581	11,733	11,693
3/17	11,576	11,741	11,674
4/17	11,854	11,865	11,764
5/17	12,162	11,987	11,872
6/17	12,142	12,095	11,990
7/17	12,499	12,323	12,167
8/17	12,593	12,347	12,072
9/17	12,837	12,648	12,406
10/17	13,105	12,924	12,613
11/17	13,427	13,316	13,038
12/17	13,448	13,450	13,159
1/18	14,038	14,158	13,654
2/18	13,273	13,637	13,090
3/18	13,361	13,363	13,099
4/18	13,227	13,414	13,079
5/18	13,520	13,792	13,375
6/18	13,817	13,883	13,468
7/18	14,192	14,343	13,803
8/18	14,484	14,847	14,232
9/18	14,422	14,871	14,141
10/18	13,190	13,776	12,966
11/18	13,677	14,052	13,285
12/18	12,493	12,745	11,967
1/19	13,639	13,838	13,258
2/19	14,415	14,325	13,828
3/19	14,885	14,534	13,946
4/19	15,736	15,115	14,477
5/19	15,244	14,137	13,588
6/19	16,246	15,130	14,522
7/19	16,535	15,354	14,729
8/19	16,634	15,041	14,310
9/19	16,755	15,305	14,591
10/19	17,016	15,635	14,745
11/19	17,537	16,229	15,272
12/19	17,770	16,698	15,622
1/20	18,345	16,680	15,497
2/20	17,061	15,314	14,151
3/20	13,512	13,208	11,393
4/20	15,293	14,957	13,029
5/20	16,667	15,757	13,945
6/20	16,849	16,117	14,196
7/20	17,879	17,033	15,030
8/20	18,648	18,267	15,559
9/20	18,206	17,601	15,256
10/20	17,800	17,222	15,353
11/20	20,071	19,317	17,475
12/20	20,915	20,186	18,294
1/21	19,989	20,096	18,245
2/21	21,154	20,724	19,261
3/21	21,619	21,467	19,783
4/21	23,016	22,573	20,791
5/21	23,090	22,676	20,958
6/21	23,599	23,236	21,266
7/21	24,567	23,628	21,430
8/21	24,647	24,302	21,975
9/21	23,733	23,212	21,069
10/21	25,511	24,782	22,322
11/21	24,714	24,404	21,545
12/21	26,087	25,365	22,425
1/22	23,313	23,873	20,773
2/22	22,426	23,272	20,624
3/22	23,026	24,027	21,152
4/22	21,012	21,870	19,522
5/22	20,872	21,841	19,538
6/22	19,112	20,014	17,588
7/22	21,226	21,891	19,324
8/22	20,386	21,074	18,718
9/22	18,492	19,120	16,983
10/22	19,792	20,688	18,490
11/22	21,272	21,768	19,602
12/22	19,945	20,493	18,542
1/23	21,625	21,905	20,082
2/23	20,964	21,393	19,595
3/23	21,033	21,965	19,294
4/23	21,460	22,199	19,192
5/23	21,281	22,285	18,656
6/23	23,030	23,807	20,213
7/23	23,202	24,661	21,015
8/23	22,982	24,185	20,286
9/23	21,790	23,033	19,267
10/23	21,060	22,422	18,304
11/23	23,698	24,513	20,177
12/23	24,991	25,813	21,736
1/24	25,260	26,099	21,427
2/24	26,688	27,512	22,624
3/24	27,700	28,399	23,606
4/24	25,932	27,150	22,331
5/24	26,816	28,432	22,967
6/24	26,915	29,313	22,815
7/24	28,605	29,857	23,891
8/24	29,122	30,507	24,375
9/24	29,815	31,138	24,917
10/24	29,560	30,910	24,783
11/24	32,199	32,966	26,969
12/24	29,840	31,958	25,072
1/25	31,389	32,967	26,138
2/25	30,987	32,336	25,395
3/25	29,680	30,449	24,218
4/25	29,512	30,245	23,968
5/25	30,629	32,162	25,338
6/25	31,484	33,796	26,284
7/25	31,769	34,540	26,772
8/25	31,973	35,340	27,441
9/25	31,506	36,559	27,685
10/25	30,169	37,343	27,456

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	2.06%	11.13%	11.68%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$31,526,303
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 13.7%
  Total Advisory Fees Paid (amount in thousands)$171,268

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR3-0

R-5

PMBPX

MidCap Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$83	0.82%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $31,125	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,080	10,055	10,025
12/15	9,832	9,849	9,757
1/16	9,115	9,293	9,118
2/16	9,200	9,290	9,221
3/16	9,918	9,944	9,976
4/16	9,984	10,006	10,081
5/16	10,245	10,185	10,247
6/16	10,236	10,206	10,293
7/16	10,735	10,611	10,763
8/16	10,697	10,638	10,736
9/16	10,725	10,655	10,758
10/16	10,431	10,424	10,417
11/16	10,754	10,891	10,978
12/16	10,817	11,103	11,103
1/17	11,162	11,312	11,371
2/17	11,624	11,733	11,693
3/17	11,629	11,741	11,674
4/17	11,906	11,865	11,764
5/17	12,222	11,987	11,872
6/17	12,202	12,095	11,990
7/17	12,567	12,323	12,167
8/17	12,664	12,347	12,072
9/17	12,912	12,648	12,406
10/17	13,184	12,924	12,613
11/17	13,514	13,316	13,038
12/17	13,539	13,450	13,159
1/18	14,137	14,158	13,654
2/18	13,369	13,637	13,090
3/18	13,459	13,363	13,099
4/18	13,329	13,414	13,079
5/18	13,625	13,792	13,375
6/18	13,931	13,883	13,468
7/18	14,313	14,343	13,803
8/18	14,608	14,847	14,232
9/18	14,553	14,871	14,141
10/18	13,312	13,776	12,966
11/18	13,809	14,052	13,285
12/18	12,615	12,745	11,967
1/19	13,777	13,838	13,258
2/19	14,567	14,325	13,828
3/19	15,041	14,534	13,946
4/19	15,904	15,115	14,477
5/19	15,413	14,137	13,588
6/19	16,429	15,130	14,522
7/19	16,722	15,354	14,729
8/19	16,829	15,041	14,310
9/19	16,959	15,305	14,591
10/19	17,224	15,635	14,745
11/19	17,760	16,229	15,272
12/19	17,997	16,698	15,622
1/20	18,588	16,680	15,497
2/20	17,288	15,314	14,151
3/20	13,695	13,208	11,393
4/20	15,503	14,957	13,029
5/20	16,898	15,757	13,945
6/20	17,093	16,117	14,196
7/20	18,139	17,033	15,030
8/20	18,925	18,267	15,559
9/20	18,482	17,601	15,256
10/20	18,074	17,222	15,353
11/20	20,385	19,317	17,475
12/20	21,250	20,186	18,294
1/21	20,311	20,096	18,245
2/21	21,501	20,724	19,261
3/21	21,985	21,467	19,783
4/21	23,408	22,573	20,791
5/21	23,491	22,676	20,958
6/21	24,011	23,236	21,266
7/21	25,004	23,628	21,430
8/21	25,093	24,302	21,975
9/21	24,173	23,212	21,069
10/21	25,984	24,782	22,322
11/21	25,177	24,404	21,545
12/21	26,582	25,365	22,425
1/22	23,763	23,873	20,773
2/22	22,869	23,272	20,624
3/22	23,485	24,027	21,152
4/22	21,437	21,870	19,522
5/22	21,294	21,841	19,538
6/22	19,506	20,014	17,588
7/22	21,670	21,891	19,324
8/22	20,821	21,074	18,718
9/22	18,890	19,120	16,983
10/22	20,225	20,688	18,490
11/22	21,735	21,768	19,602
12/22	20,393	20,493	18,542
1/23	22,110	21,905	20,082
2/23	21,442	21,393	19,595
3/23	21,516	21,965	19,294
4/23	21,957	22,199	19,192
5/23	21,783	22,285	18,656
6/23	23,580	23,807	20,213
7/23	23,761	24,661	21,015
8/23	23,540	24,185	20,286
9/23	22,324	23,033	19,267
10/23	21,589	22,422	18,304
11/23	24,289	24,513	20,177
12/23	25,623	25,813	21,736
1/24	25,904	26,099	21,427
2/24	27,377	27,512	22,624
3/24	28,419	28,399	23,606
4/24	26,617	27,150	22,331
5/24	27,528	28,432	22,967
6/24	27,645	29,313	22,815
7/24	29,385	29,857	23,891
8/24	29,927	30,507	24,375
9/24	30,646	31,138	24,917
10/24	30,386	30,910	24,783
11/24	33,113	32,966	26,969
12/24	30,694	31,958	25,072
1/25	32,298	32,967	26,138
2/25	31,895	32,336	25,395
3/25	30,560	30,449	24,218
4/25	30,391	30,245	23,968
5/25	31,549	32,162	25,338
6/25	32,432	33,796	26,284
7/25	32,736	34,540	26,772
8/25	32,962	35,340	27,441
9/25	32,481	36,559	27,685
10/25	31,125	37,343	27,456

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	2.43%	11.48%	12.02%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$31,526,303
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 13.7%
  Total Advisory Fees Paid (amount in thousands)$171,268

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR5-0

R-6

PMAQX

MidCap Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$58	0.57%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $31,695	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,078	10,055	10,025
12/15	9,828	9,849	9,757
1/16	9,109	9,293	9,118
2/16	9,192	9,290	9,221
3/16	9,906	9,944	9,976
4/16	9,969	10,006	10,081
5/16	10,227	10,185	10,247
6/16	10,217	10,206	10,293
7/16	10,708	10,611	10,763
8/16	10,669	10,638	10,736
9/16	10,698	10,655	10,758
10/16	10,402	10,424	10,417
11/16	10,719	10,891	10,978
12/16	10,788	11,103	11,103
1/17	11,129	11,312	11,371
2/17	11,595	11,733	11,693
3/17	11,600	11,741	11,674
4/17	11,878	11,865	11,764
5/17	12,195	11,987	11,872
6/17	12,176	12,095	11,990
7/17	12,541	12,323	12,167
8/17	12,642	12,347	12,072
9/17	12,891	12,648	12,406
10/17	13,165	12,924	12,613
11/17	13,496	13,316	13,038
12/17	13,529	13,450	13,159
1/18	14,125	14,158	13,654
2/18	13,360	13,637	13,090
3/18	13,460	13,363	13,099
4/18	13,326	13,414	13,079
5/18	13,628	13,792	13,375
6/18	13,936	13,883	13,468
7/18	14,318	14,343	13,803
8/18	14,621	14,847	14,232
9/18	14,571	14,871	14,141
10/18	13,329	13,776	12,966
11/18	13,831	14,052	13,285
12/18	12,633	12,745	11,967
1/19	13,800	13,838	13,258
2/19	14,598	14,325	13,828
3/19	15,078	14,534	13,946
4/19	15,943	15,115	14,477
5/19	15,452	14,137	13,588
6/19	16,474	15,130	14,522
7/19	16,775	15,354	14,729
8/19	16,887	15,041	14,310
9/19	17,021	15,305	14,591
10/19	17,289	15,635	14,745
11/19	17,830	16,229	15,272
12/19	18,076	16,698	15,622
1/20	18,673	16,680	15,497
2/20	17,373	15,314	14,151
3/20	13,765	13,208	11,393
4/20	15,586	14,957	13,029
5/20	16,992	15,757	13,945
6/20	17,191	16,117	14,196
7/20	18,246	17,033	15,030
8/20	19,036	18,267	15,559
9/20	18,597	17,601	15,256
10/20	18,187	17,222	15,353
11/20	20,518	19,317	17,475
12/20	21,399	20,186	18,294
1/21	20,451	20,096	18,245
2/21	21,653	20,724	19,261
3/21	22,145	21,467	19,783
4/21	23,590	22,573	20,791
5/21	23,673	22,676	20,958
6/21	24,206	23,236	21,266
7/21	25,207	23,628	21,430
8/21	25,308	24,302	21,975
9/21	24,378	23,212	21,069
10/21	26,214	24,782	22,322
11/21	25,408	24,404	21,545
12/21	26,831	25,365	22,425
1/22	23,991	23,873	20,773
2/22	23,093	23,272	20,624
3/22	23,721	24,027	21,152
4/22	21,657	21,870	19,522
5/22	21,516	21,841	19,538
6/22	19,714	20,014	17,588
7/22	21,901	21,891	19,324
8/22	21,048	21,074	18,718
9/22	19,099	19,120	16,983
10/22	20,452	20,688	18,490
11/22	21,990	21,768	19,602
12/22	20,631	20,493	18,542
1/23	22,381	21,905	20,082
2/23	21,707	21,393	19,595
3/23	21,787	21,965	19,294
4/23	22,236	22,199	19,192
5/23	22,064	22,285	18,656
6/23	23,887	23,807	20,213
7/23	24,079	24,661	21,015
8/23	23,854	24,185	20,286
9/23	22,632	23,033	19,267
10/23	21,886	22,422	18,304
11/23	24,634	24,513	20,177
12/23	25,988	25,813	21,736
1/24	26,280	26,099	21,427
2/24	27,785	27,512	22,624
3/24	28,849	28,399	23,606
4/24	27,019	27,150	22,331
5/24	27,954	28,432	22,967
6/24	28,076	29,313	22,815
7/24	29,845	29,857	23,891
8/24	30,401	30,507	24,375
9/24	31,140	31,138	24,917
10/24	30,882	30,910	24,783
11/24	33,662	32,966	26,969
12/24	31,213	31,958	25,072
1/25	32,849	32,967	26,138
2/25	32,444	32,336	25,395
3/25	31,087	30,449	24,218
4/25	30,926	30,245	23,968
5/25	32,108	32,162	25,338
6/25	33,017	33,796	26,284
7/25	33,332	34,540	26,772
8/25	33,570	35,340	27,441
9/25	33,087	36,559	27,685
10/25	31,695	37,343	27,456

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	2.63%	11.75%	12.23%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$31,526,303
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 13.7%
  Total Advisory Fees Paid (amount in thousands)$171,268

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV881ARR6-0

Class J

PMFJX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$39	0.38%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $25,268	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,131	10,045	10,135
12/15	9,706	9,857	9,713
1/16	9,150	9,359	9,160
2/16	9,275	9,360	9,290
3/16	10,058	10,011	10,081
4/16	10,177	10,058	10,204
5/16	10,410	10,242	10,440
6/16	10,444	10,271	10,483
7/16	10,886	10,659	10,933
8/16	10,937	10,680	10,988
9/16	10,863	10,679	10,918
10/16	10,563	10,469	10,626
11/16	11,402	10,918	11,476
12/16	11,649	11,141	11,727
1/17	11,842	11,342	11,924
2/17	12,150	11,772	12,237
3/17	12,090	11,780	12,189
4/17	12,192	11,899	12,291
5/17	12,126	12,037	12,231
6/17	12,319	12,129	12,430
7/17	12,421	12,364	12,539
8/17	12,228	12,375	12,347
9/17	12,699	12,667	12,830
10/17	12,982	12,957	13,120
11/17	13,458	13,362	13,603
12/17	13,484	13,495	13,632
1/18	13,859	14,227	14,024
2/18	13,245	13,695	13,403
3/18	13,361	13,398	13,527
4/18	13,322	13,446	13,492
5/18	13,865	13,802	14,049
6/18	13,924	13,887	14,108
7/18	14,163	14,383	14,357
8/18	14,613	14,858	14,815
9/18	14,444	14,908	14,653
10/18	13,059	13,845	13,254
11/18	13,467	14,135	13,668
12/18	11,934	12,825	12,121
1/19	13,183	13,883	13,389
2/19	13,739	14,342	13,957
3/19	13,660	14,575	13,878
4/19	14,201	15,164	14,436
5/19	13,068	14,175	13,285
6/19	14,057	15,181	14,300
7/19	14,223	15,396	14,470
8/19	13,624	15,114	13,863
9/19	14,035	15,414	14,288
10/19	14,187	15,737	14,449
11/19	14,605	16,299	14,879
12/19	15,006	16,789	15,297
1/20	14,608	16,738	14,898
2/20	13,220	15,341	13,484
3/20	10,543	13,335	10,754
4/20	12,031	15,053	12,279
5/20	12,921	15,790	13,177
6/20	13,074	16,104	13,343
7/20	13,672	16,997	13,958
8/20	14,147	18,171	14,448
9/20	13,687	17,483	13,979
10/20	13,979	17,084	14,283
11/20	15,972	19,015	16,322
12/20	17,004	19,797	17,387
1/21	17,243	19,664	17,648
2/21	18,413	20,279	18,848
3/21	19,262	21,165	19,729
4/21	20,127	22,265	20,617
5/21	20,160	22,422	20,657
6/21	19,945	22,888	20,446
7/21	20,011	23,375	20,516
8/21	20,390	24,065	20,916
9/21	19,575	22,969	20,086
10/21	20,720	24,542	21,268
11/21	20,102	24,330	20,643
12/21	21,115	25,429	21,692
1/22	19,586	24,071	20,128
2/22	19,802	23,430	20,352
3/22	20,072	24,249	20,634
4/22	18,633	22,162	19,167
5/22	18,768	22,218	19,311
6/22	16,960	20,366	17,453
7/22	18,786	22,266	19,347
8/22	18,201	21,369	18,746
9/22	16,528	19,397	17,023
10/22	18,264	21,015	18,813
11/22	19,361	22,188	19,965
12/22	18,288	20,908	18,858
1/23	19,972	22,274	20,599
2/23	19,604	21,746	20,225
3/23	18,975	22,405	19,576
4/23	18,820	22,700	19,423
5/23	18,210	22,741	18,803
6/23	19,875	24,284	20,526
7/23	20,689	25,090	21,373
8/23	20,079	24,656	20,755
9/23	19,023	23,467	19,664
10/23	18,007	22,909	18,614
11/23	19,527	24,988	20,198
12/23	21,224	26,232	21,958
1/24	20,853	26,582	21,582
2/24	22,078	27,997	22,864
3/24	23,314	28,936	24,144
4/24	21,897	27,711	22,691
5/24	22,852	29,077	23,686
6/24	22,490	29,996	23,312
7/24	23,786	30,503	24,665
8/24	23,756	31,170	24,646
9/24	24,027	31,808	24,931
10/24	23,846	31,510	24,755
11/24	25,935	33,451	26,936
12/24	24,082	32,515	25,017
1/25	24,992	33,440	25,980
2/25	23,898	32,911	24,851
3/25	22,585	31,056	23,491
4/25	22,067	30,792	22,962
5/25	23,253	32,708	24,201
6/25	24,082	34,338	25,067
7/25	24,462	35,087	25,473
8/25	25,280	35,864	26,338
9/25	25,395	37,090	26,458
10/25	25,268	37,877	26,335

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.96%	12.57%	9.71%
Class J Shares Including Sales Charge	5.04%	12.57%	9.71%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,210,137
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 16.2%
  Total Advisory Fees Paid (amount in thousands)$1,866

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARJ-0

Institutional

MPSIX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.25%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $25,712	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,133	10,045	10,135
12/15	9,708	9,857	9,713
1/16	9,154	9,359	9,160
2/16	9,281	9,360	9,290
3/16	10,069	10,011	10,081
4/16	10,191	10,058	10,204
5/16	10,424	10,242	10,440
6/16	10,463	10,271	10,483
7/16	10,907	10,659	10,933
8/16	10,962	10,680	10,988
9/16	10,890	10,679	10,918
10/16	10,596	10,469	10,626
11/16	11,439	10,918	11,476
12/16	11,690	11,141	11,727
1/17	11,879	11,342	11,924
2/17	12,192	11,772	12,237
3/17	12,139	11,780	12,189
4/17	12,239	11,899	12,291
5/17	12,174	12,037	12,231
6/17	12,369	12,129	12,430
7/17	12,475	12,364	12,539
8/17	12,280	12,375	12,347
9/17	12,758	12,667	12,830
10/17	13,047	12,957	13,120
11/17	13,525	13,362	13,603
12/17	13,556	13,495	13,632
1/18	13,936	14,227	14,024
2/18	13,316	13,695	13,403
3/18	13,436	13,398	13,527
4/18	13,398	13,446	13,492
5/18	13,948	13,802	14,049
6/18	14,005	13,887	14,108
7/18	14,252	14,383	14,357
8/18	14,705	14,858	14,815
9/18	14,540	14,908	14,653
10/18	13,153	13,845	13,254
11/18	13,558	14,135	13,668
12/18	12,021	12,825	12,121
1/19	13,277	13,883	13,389
2/19	13,842	14,342	13,957
3/19	13,757	14,575	13,878
4/19	14,308	15,164	14,436
5/19	13,171	14,175	13,285
6/19	14,174	15,181	14,300
7/19	14,343	15,396	14,470
8/19	13,736	15,114	13,863
9/19	14,160	15,414	14,288
10/19	14,315	15,737	14,449
11/19	14,738	16,299	14,879
12/19	15,149	16,789	15,297
1/20	14,744	16,738	14,898
2/20	13,342	15,341	13,484
3/20	10,636	13,335	10,754
4/20	12,143	15,053	12,279
5/20	13,043	15,790	13,177
6/20	13,200	16,104	13,343
7/20	13,807	16,997	13,958
8/20	14,287	18,171	14,448
9/20	13,822	17,483	13,979
10/20	14,122	17,084	14,283
11/20	16,138	19,015	16,322
12/20	17,184	19,797	17,387
1/21	17,433	19,664	17,648
2/21	18,616	20,279	18,848
3/21	19,476	21,165	19,729
4/21	20,345	22,265	20,617
5/21	20,385	22,422	20,657
6/21	20,176	22,888	20,446
7/21	20,241	23,375	20,516
8/21	20,627	24,065	20,916
9/21	19,806	22,969	20,086
10/21	20,965	24,542	21,268
11/21	20,345	24,330	20,643
12/21	21,372	25,429	21,692
1/22	19,829	24,071	20,128
2/22	20,048	23,430	20,352
3/22	20,320	24,249	20,634
4/22	18,874	22,162	19,167
5/22	19,005	22,218	19,311
6/22	17,182	20,366	17,453
7/22	19,040	22,266	19,347
8/22	18,444	21,369	18,746
9/22	16,752	19,397	17,023
10/22	18,506	21,015	18,813
11/22	19,628	22,188	19,965
12/22	18,547	20,908	18,858
1/23	20,253	22,274	20,599
2/23	19,885	21,746	20,225
3/23	19,244	22,405	19,576
4/23	19,094	22,700	19,423
5/23	18,481	22,741	18,803
6/23	20,168	24,284	20,526
7/23	20,988	25,090	21,373
8/23	20,385	24,656	20,755
9/23	19,310	23,467	19,664
10/23	18,274	22,909	18,614
11/23	19,829	24,988	20,198
12/23	21,545	26,232	21,958
1/24	21,174	26,582	21,582
2/24	22,425	27,997	22,864
3/24	23,676	28,936	24,144
4/24	22,249	27,711	22,691
5/24	23,217	29,077	23,686
6/24	22,845	29,996	23,312
7/24	24,165	30,503	24,665
8/24	24,145	31,170	24,646
9/24	24,409	31,808	24,931
10/24	24,233	31,510	24,755
11/24	26,364	33,451	26,936
12/24	24,475	32,515	25,017
1/25	25,411	33,440	25,980
2/25	24,296	32,911	24,851
3/25	22,969	31,056	23,491
4/25	22,434	30,792	22,962
5/25	23,649	32,708	24,201
6/25	24,497	34,338	25,067
7/25	24,887	35,087	25,473
8/25	25,723	35,864	26,338
9/25	25,835	37,090	26,458
10/25	25,712	37,877	26,335

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.10%	12.73%	9.90%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,210,137
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 16.2%
  Total Advisory Fees Paid (amount in thousands)$1,866

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARI-0

R-3

PMFMX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$75	0.73%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $24,469	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,132	10,045	10,135
12/15	9,702	9,857	9,713
1/16	9,146	9,359	9,160
2/16	9,271	9,360	9,290
3/16	10,051	10,011	10,081
4/16	10,165	10,058	10,204
5/16	10,394	10,242	10,440
6/16	10,427	10,271	10,483
7/16	10,868	10,659	10,933
8/16	10,917	10,680	10,988
9/16	10,841	10,679	10,918
10/16	10,541	10,469	10,626
11/16	11,381	10,918	11,476
12/16	11,622	11,141	11,727
1/17	11,807	11,342	11,924
2/17	12,112	11,772	12,237
3/17	12,049	11,780	12,189
4/17	12,147	11,899	12,291
5/17	12,078	12,037	12,231
6/17	12,268	12,129	12,430
7/17	12,366	12,364	12,539
8/17	12,170	12,375	12,347
9/17	12,637	12,667	12,830
10/17	12,913	12,957	13,120
11/17	13,386	13,362	13,603
12/17	13,405	13,495	13,632
1/18	13,780	14,227	14,024
2/18	13,159	13,695	13,403
3/18	13,276	13,398	13,527
4/18	13,233	13,446	13,492
5/18	13,767	13,802	14,049
6/18	13,816	13,887	14,108
7/18	14,050	14,383	14,357
8/18	14,496	14,858	14,815
9/18	14,323	14,908	14,653
10/18	12,951	13,845	13,254
11/18	13,345	14,135	13,668
12/18	11,831	12,825	12,121
1/19	13,062	13,883	13,389
2/19	13,606	14,342	13,957
3/19	13,524	14,575	13,878
4/19	14,055	15,164	14,436
5/19	12,933	14,175	13,285
6/19	13,912	15,181	14,300
7/19	14,068	15,396	14,470
8/19	13,470	15,114	13,863
9/19	13,878	15,414	14,288
10/19	14,028	15,737	14,449
11/19	14,436	16,299	14,879
12/19	14,826	16,789	15,297
1/20	14,431	16,738	14,898
2/20	13,053	15,341	13,484
3/20	10,405	13,335	10,754
4/20	11,876	15,053	12,279
5/20	12,745	15,790	13,177
6/20	12,903	16,104	13,343
7/20	13,484	16,997	13,958
8/20	13,950	18,171	14,448
9/20	13,491	17,483	13,979
10/20	13,771	17,084	14,283
11/20	15,730	19,015	16,322
12/20	16,743	19,797	17,387
1/21	16,980	19,664	17,648
2/21	18,121	20,279	18,848
3/21	18,955	21,165	19,729
4/21	19,798	22,265	20,617
5/21	19,821	22,422	20,657
6/21	19,606	22,888	20,446
7/21	19,667	23,375	20,516
8/21	20,035	24,065	20,916
9/21	19,231	22,969	20,086
10/21	20,341	24,542	21,268
11/21	19,736	24,330	20,643
12/21	20,720	25,429	21,692
1/22	19,220	24,071	20,128
2/22	19,419	23,430	20,352
3/22	19,676	24,249	20,634
4/22	18,267	22,162	19,167
5/22	18,392	22,218	19,311
6/22	16,619	20,366	17,453
7/22	18,408	22,266	19,347
8/22	17,828	21,369	18,746
9/22	16,180	19,397	17,023
10/22	17,870	21,015	18,813
11/22	18,947	22,188	19,965
12/22	17,894	20,908	18,858
1/23	19,530	22,274	20,599
2/23	19,167	21,746	20,225
3/23	18,539	22,405	19,576
4/23	18,389	22,700	19,423
5/23	17,788	22,741	18,803
6/23	19,406	24,284	20,526
7/23	20,193	25,090	21,373
8/23	19,601	24,656	20,755
9/23	18,557	23,467	19,664
10/23	17,566	22,909	18,614
11/23	19,044	24,988	20,198
12/23	20,692	26,232	21,958
1/24	20,327	26,582	21,582
2/24	21,513	27,997	22,864
3/24	22,709	28,936	24,144
4/24	21,331	27,711	22,691
5/24	22,252	29,077	23,686
6/24	21,887	29,996	23,312
7/24	23,137	30,503	24,665
8/24	23,110	31,170	24,646
9/24	23,356	31,808	24,931
10/24	23,174	31,510	24,755
11/24	25,199	33,451	26,936
12/24	23,385	32,515	25,017
1/25	24,273	33,440	25,980
2/25	23,199	32,911	24,851
3/25	21,919	31,056	23,491
4/25	21,413	30,792	22,962
5/25	22,559	32,708	24,201
6/25	23,354	34,338	25,067
7/25	23,715	35,087	25,473
8/25	24,500	35,864	26,338
9/25	24,603	37,090	26,458
10/25	24,469	37,877	26,335

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	5.59%	12.18%	9.36%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,210,137
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 16.2%
  Total Advisory Fees Paid (amount in thousands)$1,866

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR3-0

R-5

PMFPX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$43	0.42%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $25,227	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,130	10,045	10,135
12/15	9,706	9,857	9,713
1/16	9,150	9,359	9,160
2/16	9,274	9,360	9,290
3/16	10,058	10,011	10,081
4/16	10,177	10,058	10,204
5/16	10,409	10,242	10,440
6/16	10,447	10,271	10,483
7/16	10,890	10,659	10,933
8/16	10,939	10,680	10,988
9/16	10,868	10,679	10,918
10/16	10,571	10,469	10,626
11/16	11,414	10,918	11,476
12/16	11,659	11,141	11,727
1/17	11,848	11,342	11,924
2/17	12,157	11,772	12,237
3/17	12,100	11,780	12,189
4/17	12,197	11,899	12,291
5/17	12,134	12,037	12,231
6/17	12,323	12,129	12,430
7/17	12,427	12,364	12,539
8/17	12,232	12,375	12,347
9/17	12,707	12,667	12,830
10/17	12,988	12,957	13,120
11/17	13,469	13,362	13,603
12/17	13,491	13,495	13,632
1/18	13,870	14,227	14,024
2/18	13,252	13,695	13,403
3/18	13,368	13,398	13,527
4/18	13,325	13,446	13,492
5/18	13,876	13,802	14,049
6/18	13,925	13,887	14,108
7/18	14,170	14,383	14,357
8/18	14,614	14,858	14,815
9/18	14,449	14,908	14,653
10/18	13,064	13,845	13,254
11/18	13,468	14,135	13,668
12/18	11,939	12,825	12,121
1/19	13,187	13,883	13,389
2/19	13,744	14,342	13,957
3/19	13,662	14,575	13,878
4/19	14,205	15,164	14,436
5/19	13,072	14,175	13,285
6/19	14,063	15,181	14,300
7/19	14,233	15,396	14,470
8/19	13,629	15,114	13,863
9/19	14,043	15,414	14,288
10/19	14,192	15,737	14,449
11/19	14,613	16,299	14,879
12/19	15,018	16,789	15,297
1/20	14,616	16,738	14,898
2/20	13,223	15,341	13,484
3/20	10,545	13,335	10,754
4/20	12,039	15,053	12,279
5/20	12,922	15,790	13,177
6/20	13,080	16,104	13,343
7/20	13,683	16,997	13,958
8/20	14,156	18,171	14,448
9/20	13,690	17,483	13,979
10/20	13,984	17,084	14,283
11/20	15,973	19,015	16,322
12/20	17,010	19,797	17,387
1/21	17,248	19,664	17,648
2/21	18,414	20,279	18,848
3/21	19,266	21,165	19,729
4/21	20,125	22,265	20,617
5/21	20,163	22,422	20,657
6/21	19,949	22,888	20,446
7/21	20,010	23,375	20,516
8/21	20,394	24,065	20,916
9/21	19,573	22,969	20,086
10/21	20,716	24,542	21,268
11/21	20,102	24,330	20,643
12/21	21,118	25,429	21,692
1/22	19,587	24,071	20,128
2/22	19,795	23,430	20,352
3/22	20,070	24,249	20,634
4/22	18,631	22,162	19,167
5/22	18,764	22,218	19,311
6/22	16,959	20,366	17,453
7/22	18,789	22,266	19,347
8/22	18,198	21,369	18,746
9/22	16,527	19,397	17,023
10/22	18,257	21,015	18,813
11/22	19,363	22,188	19,965
12/22	18,286	20,908	18,858
1/23	19,959	22,274	20,599
2/23	19,594	21,746	20,225
3/23	18,963	22,405	19,576
4/23	18,811	22,700	19,423
5/23	18,206	22,741	18,803
6/23	19,870	24,284	20,526
7/23	20,680	25,090	21,373
8/23	20,075	24,656	20,755
9/23	19,016	23,467	19,664
10/23	17,993	22,909	18,614
11/23	19,523	24,988	20,198
12/23	21,213	26,232	21,958
1/24	20,836	26,582	21,582
2/24	22,069	27,997	22,864
3/24	23,301	28,936	24,144
4/24	21,885	27,711	22,691
5/24	22,841	29,077	23,686
6/24	22,473	29,996	23,312
7/24	23,761	30,503	24,665
8/24	23,734	31,170	24,646
9/24	24,000	31,808	24,931
10/24	23,826	31,510	24,755
11/24	25,905	33,451	26,936
12/24	24,050	32,515	25,017
1/25	24,967	33,440	25,980
2/25	23,873	32,911	24,851
3/25	22,560	31,056	23,491
4/25	22,039	30,792	22,962
5/25	23,226	32,708	24,201
6/25	24,050	34,338	25,067
7/25	24,425	35,087	25,473
8/25	25,248	35,864	26,338
9/25	25,352	37,090	26,458
10/25	25,227	37,877	26,335

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	5.88%	12.52%	9.69%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,210,137
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 16.2%
  Total Advisory Fees Paid (amount in thousands)$1,866

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR5-0

R-6

PMAPX

MidCap S&P 400 Index Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$16	0.16%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $25,720	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,132	10,045	10,135
12/15	9,702	9,857	9,713
1/16	9,146	9,359	9,160
2/16	9,271	9,360	9,290
3/16	10,051	10,011	10,081
4/16	10,165	10,058	10,204
5/16	10,394	10,242	10,440
6/16	10,427	10,271	10,483
7/16	10,868	10,659	10,933
8/16	10,917	10,680	10,988
9/16	10,841	10,679	10,918
10/16	10,541	10,469	10,626
11/16	11,381	10,918	11,476
12/16	11,628	11,141	11,727
1/17	11,816	11,342	11,924
2/17	12,127	11,772	12,237
3/17	12,069	11,780	12,189
4/17	12,169	11,899	12,291
5/17	12,110	12,037	12,231
6/17	12,304	12,129	12,430
7/17	12,409	12,364	12,539
8/17	12,216	12,375	12,347
9/17	12,691	12,667	12,830
10/17	12,973	12,957	13,120
11/17	13,455	13,362	13,603
12/17	13,485	13,495	13,632
1/18	13,863	14,227	14,024
2/18	13,246	13,695	13,403
3/18	13,365	13,398	13,527
4/18	13,334	13,446	13,492
5/18	13,882	13,802	14,049
6/18	13,933	13,887	14,108
7/18	14,178	14,383	14,357
8/18	14,629	14,858	14,815
9/18	14,465	14,908	14,653
10/18	13,083	13,845	13,254
11/18	13,493	14,135	13,668
12/18	11,961	12,825	12,121
1/19	13,220	13,883	13,389
2/19	13,775	14,342	13,957
3/19	13,698	14,575	13,878
4/19	14,239	15,164	14,436
5/19	13,107	14,175	13,285
6/19	14,106	15,181	14,300
7/19	14,274	15,396	14,470
8/19	13,677	15,114	13,863
9/19	14,092	15,414	14,288
10/19	14,253	15,737	14,449
11/19	14,675	16,299	14,879
12/19	15,080	16,789	15,297
1/20	14,684	16,738	14,898
2/20	13,286	15,341	13,484
3/20	10,596	13,335	10,754
4/20	12,098	15,053	12,279
5/20	12,995	15,790	13,177
6/20	13,159	16,104	13,343
7/20	13,757	16,997	13,958
8/20	14,243	18,171	14,448
9/20	13,779	17,483	13,979
10/20	14,071	17,084	14,283
11/20	16,081	19,015	16,322
12/20	17,126	19,797	17,387
1/21	17,375	19,664	17,648
2/21	18,554	20,279	18,848
3/21	19,413	21,165	19,729
4/21	20,280	22,265	20,617
5/21	20,320	22,422	20,657
6/21	20,111	22,888	20,446
7/21	20,176	23,375	20,516
8/21	20,569	24,065	20,916
9/21	19,750	22,969	20,086
10/21	20,906	24,542	21,268
11/21	20,288	24,330	20,643
12/21	21,317	25,429	21,692
1/22	19,777	24,071	20,128
2/22	19,996	23,430	20,352
3/22	20,267	24,249	20,634
4/22	18,823	22,162	19,167
5/22	18,963	22,218	19,311
6/22	17,143	20,366	17,453
7/22	18,990	22,266	19,347
8/22	18,403	21,369	18,746
9/22	16,714	19,397	17,023
10/22	18,473	21,015	18,813
11/22	19,593	22,188	19,965
12/22	18,501	20,908	18,858
1/23	20,205	22,274	20,599
2/23	19,847	21,746	20,225
3/23	19,207	22,405	19,576
4/23	19,056	22,700	19,423
5/23	18,444	22,741	18,803
6/23	20,139	24,284	20,526
7/23	20,958	25,090	21,373
8/23	20,356	24,656	20,755
9/23	19,282	23,467	19,664
10/23	18,256	22,909	18,614
11/23	19,800	24,988	20,198
12/23	21,523	26,232	21,958
1/24	21,151	26,582	21,582
2/24	22,402	27,997	22,864
3/24	23,653	28,936	24,144
4/24	22,226	27,711	22,691
5/24	23,204	29,077	23,686
6/24	22,832	29,996	23,312
7/24	24,152	30,503	24,665
8/24	24,132	31,170	24,646
9/24	24,406	31,808	24,931
10/24	24,220	31,510	24,755
11/24	26,351	33,451	26,936
12/24	24,471	32,515	25,017
1/25	25,408	33,440	25,980
2/25	24,292	32,911	24,851
3/25	22,964	31,056	23,491
4/25	22,440	30,792	22,962
5/25	23,656	32,708	24,201
6/25	24,493	34,338	25,067
7/25	24,895	35,087	25,473
8/25	25,731	35,864	26,338
9/25	25,843	37,090	26,458
10/25	25,720	37,877	26,335

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.19%	12.82%	9.91%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,210,137
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate 16.2%
  Total Advisory Fees Paid (amount in thousands)$1,866

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV880ARR6-0

Class A

PCMVX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.06%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $22,152	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	9,450	10,000	10,000
11/15	9,468	10,055	10,029
12/15	9,133	9,849	9,719
1/16	8,519	9,293	9,182
2/16	8,503	9,290	9,246
3/16	9,252	9,944	10,099
4/16	9,375	10,006	10,316
5/16	9,572	10,185	10,485
6/16	9,570	10,206	10,581
7/16	9,855	10,611	11,029
8/16	9,942	10,638	11,006
9/16	9,976	10,655	11,052
10/16	9,680	10,424	10,784
11/16	10,376	10,891	11,459
12/16	10,499	11,103	11,662
1/17	10,691	11,312	11,858
2/17	10,995	11,733	12,190
3/17	10,955	11,741	12,101
4/17	10,930	11,865	12,124
5/17	10,875	11,987	12,086
6/17	10,969	12,095	12,266
7/17	11,160	12,323	12,429
8/17	11,031	12,347	12,196
9/17	11,363	12,648	12,529
10/17	11,532	12,924	12,630
11/17	11,894	13,316	13,057
12/17	11,999	13,450	13,218
1/18	12,330	14,158	13,522
2/18	11,826	13,637	12,856
3/18	11,776	13,363	12,887
4/18	11,805	13,414	12,951
5/18	11,929	13,792	13,092
6/18	12,053	13,883	13,198
7/18	12,464	14,343	13,556
8/18	12,635	14,847	13,741
9/18	12,569	14,871	13,632
10/18	11,613	13,776	12,650
11/18	11,848	14,052	12,954
12/18	10,659	12,745	11,594
1/19	11,663	13,838	12,787
2/19	12,082	14,325	13,194
3/19	12,097	14,534	13,260
4/19	12,573	15,115	13,697
5/19	11,764	14,137	12,818
6/19	12,564	15,130	13,683
7/19	12,671	15,354	13,797
8/19	12,303	15,041	13,311
9/19	12,752	15,305	13,851
10/19	12,815	15,635	13,925
11/19	13,138	16,229	14,297
12/19	13,454	16,698	14,731
1/20	13,125	16,680	14,445
2/20	11,826	15,314	13,014
3/20	9,484	13,208	10,060
4/20	10,716	14,957	11,404
5/20	11,281	15,757	11,933
6/20	11,365	16,117	12,067
7/20	11,779	17,033	12,637
8/20	12,212	18,267	13,137
9/20	11,939	17,601	12,840
10/20	12,005	17,222	12,959
11/20	13,633	19,317	14,779
12/20	14,240	20,186	15,463
1/21	14,249	20,096	15,427
2/21	15,512	20,724	16,622
3/21	16,471	21,467	17,481
4/21	17,363	22,573	18,326
5/21	17,714	22,676	18,688
6/21	17,354	23,236	18,470
7/21	17,591	23,628	18,585
8/21	17,999	24,302	18,983
9/21	17,192	23,212	18,284
10/21	17,971	24,782	19,257
11/21	17,467	24,404	18,672
12/21	18,631	25,365	19,845
1/22	17,909	23,873	18,997
2/22	17,846	23,272	18,909
3/22	18,334	24,027	19,483
4/22	17,634	21,870	18,325
5/22	18,037	21,841	18,677
6/22	16,265	20,014	16,624
7/22	17,591	21,891	18,055
8/22	17,018	21,074	17,502
9/22	15,586	19,120	15,805
10/22	17,220	20,688	17,298
11/22	18,196	21,768	17,971
12/22	17,438	20,493	17,457
1/23	18,583	21,905	18,867
2/23	18,164	21,393	18,262
3/23	17,722	21,965	17,687
4/23	17,688	22,199	17,689
5/23	16,860	22,285	16,904
6/23	18,152	23,807	18,370
7/23	18,821	24,661	19,170
8/23	18,300	24,185	18,492
9/23	17,484	23,033	17,551
10/23	16,872	22,422	16,681
11/23	18,243	24,513	18,254
12/23	19,291	25,813	19,676
1/24	19,196	26,099	19,324
2/24	20,070	27,512	20,247
3/24	21,145	28,399	21,295
4/24	20,035	27,150	20,180
5/24	20,637	28,432	20,905
6/24	20,330	29,313	20,570
7/24	21,405	29,857	21,813
8/24	21,854	30,507	22,224
9/24	22,149	31,138	22,643
10/24	21,736	30,910	22,359
11/24	23,130	32,966	24,004
12/24	21,541	31,958	22,248
1/25	22,347	32,967	23,030
2/25	21,916	32,336	22,610
3/25	21,152	30,449	21,778
4/25	20,596	30,245	21,238
5/25	21,360	32,162	22,165
6/25	21,833	33,796	22,943
7/25	22,055	34,540	23,354
8/25	22,597	35,340	24,055
9/25	22,805	36,559	24,360
10/25	22,152	37,343	24,116

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class A Shares Excluding Sales Charge	1.91%	13.03%	8.89%
Class A Shares Including Sales Charge	-3.69%	11.77%	8.28%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 29, 2003.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,270,787
  Total Number of Portfolio Holdings737
  Portfolio Turnover Rate 79.6%
  Total Advisory Fees Paid (amount in thousands)$15,683

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARA-0

Class J

PVEJX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$88	0.87%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $23,778	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,014	10,055	10,029
12/15	9,663	9,849	9,719
1/16	9,011	9,293	9,182
2/16	8,995	9,290	9,246
3/16	9,781	9,944	10,099
4/16	9,915	10,006	10,316
5/16	10,127	10,185	10,485
6/16	10,119	10,206	10,581
7/16	10,418	10,611	11,029
8/16	10,512	10,638	11,006
9/16	10,552	10,655	11,052
10/16	10,237	10,424	10,784
11/16	10,968	10,891	11,459
12/16	11,095	11,103	11,662
1/17	11,303	11,312	11,858
2/17	11,621	11,733	12,190
3/17	11,581	11,741	12,101
4/17	11,557	11,865	12,124
5/17	11,494	11,987	12,086
6/17	11,597	12,095	12,266
7/17	11,796	12,323	12,429
8/17	11,661	12,347	12,196
9/17	12,011	12,648	12,529
10/17	12,195	12,924	12,630
11/17	12,577	13,316	13,057
12/17	12,684	13,450	13,218
1/18	13,033	14,158	13,522
2/18	12,505	13,637	12,856
3/18	12,454	13,363	12,887
4/18	12,480	13,414	12,951
5/18	12,607	13,792	13,092
6/18	12,744	13,883	13,198
7/18	13,177	14,343	13,556
8/18	13,364	14,847	13,741
9/18	13,288	14,871	13,632
10/18	12,276	13,776	12,650
11/18	12,531	14,052	12,954
12/18	11,276	12,745	11,594
1/19	12,332	13,838	12,787
2/19	12,764	14,325	13,194
3/19	12,793	14,534	13,260
4/19	13,283	15,115	13,697
5/19	12,438	14,137	12,818
6/19	13,293	15,130	13,683
7/19	13,408	15,354	13,797
8/19	13,014	15,041	13,311
9/19	13,504	15,305	13,851
10/19	13,571	15,635	13,925
11/19	13,917	16,229	14,297
12/19	14,249	16,698	14,731
1/20	13,906	16,680	14,445
2/20	12,535	15,314	13,014
3/20	10,054	13,208	10,060
4/20	11,355	14,957	11,404
5/20	11,960	15,757	11,933
6/20	12,061	16,117	12,067
7/20	12,495	17,033	12,637
8/20	12,968	18,267	13,137
9/20	12,676	17,601	12,840
10/20	12,757	17,222	12,959
11/20	14,481	19,317	14,779
12/20	15,141	20,186	15,463
1/21	15,141	20,096	15,427
2/21	16,488	20,724	16,622
3/21	17,509	21,467	17,481
4/21	18,459	22,573	18,326
5/21	18,837	22,676	18,688
6/21	18,449	23,236	18,470
7/21	18,704	23,628	18,585
8/21	19,143	24,302	18,983
9/21	18,295	23,212	18,284
10/21	19,133	24,782	19,257
11/21	18,602	24,404	18,672
12/21	19,838	25,365	19,845
1/22	19,071	23,873	18,997
2/22	19,014	23,272	18,909
3/22	19,529	24,027	19,483
4/22	18,797	21,870	18,325
5/22	19,220	21,841	18,677
6/22	17,344	20,014	16,624
7/22	18,751	21,891	18,055
8/22	18,145	21,074	17,502
9/22	16,623	19,120	15,805
10/22	18,373	20,688	17,298
11/22	19,415	21,768	17,971
12/22	18,609	20,493	17,457
1/23	19,834	21,905	18,867
2/23	19,393	21,393	18,262
3/23	18,927	21,965	17,687
4/23	18,890	22,199	17,689
5/23	18,008	22,285	16,904
6/23	19,393	23,807	18,370
7/23	20,115	24,661	19,170
8/23	19,552	24,185	18,492
9/23	18,682	23,033	17,551
10/23	18,033	22,422	16,681
11/23	19,503	24,513	18,254
12/23	20,634	25,813	19,676
1/24	20,532	26,099	19,324
2/24	21,467	27,512	20,247
3/24	22,633	28,399	21,295
4/24	21,441	27,150	20,180
5/24	22,095	28,432	20,905
6/24	21,762	29,313	20,570
7/24	22,927	29,857	21,813
8/24	23,414	30,507	22,224
9/24	23,734	31,138	22,643
10/24	23,299	30,910	22,359
11/24	24,784	32,966	24,004
12/24	23,083	31,958	22,248
1/25	23,945	32,967	23,030
2/25	23,491	32,336	22,610
3/25	22,689	30,449	21,778
4/25	22,084	30,245	21,238
5/25	22,901	32,162	22,165
6/25	23,415	33,796	22,943
7/25	23,657	34,540	23,354
8/25	24,247	35,340	24,055
9/25	24,474	36,559	24,360
10/25	23,778	37,343	24,116

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	2.06%	13.26%	9.05%
Class J Shares Including Sales Charge	1.20%	13.26%	9.05%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,270,787
  Total Number of Portfolio Holdings737
  Portfolio Turnover Rate 79.6%
  Total Advisory Fees Paid (amount in thousands)$15,683

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARJ-0

Institutional

PVMIX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.69%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $24,298	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,021	10,055	10,029
12/15	9,668	9,849	9,719
1/16	9,021	9,293	9,182
2/16	9,005	9,290	9,246
3/16	9,801	9,944	10,099
4/16	9,934	10,006	10,316
5/16	10,144	10,185	10,485
6/16	10,144	10,206	10,581
7/16	10,449	10,611	11,029
8/16	10,542	10,638	11,006
9/16	10,581	10,655	11,052
10/16	10,269	10,424	10,784
11/16	11,011	10,891	11,459
12/16	11,144	11,103	11,662
1/17	11,350	11,312	11,858
2/17	11,675	11,733	12,190
3/17	11,635	11,741	12,101
4/17	11,611	11,865	12,124
5/17	11,556	11,987	12,086
6/17	11,659	12,095	12,266
7/17	11,865	12,323	12,429
8/17	11,730	12,347	12,196
9/17	12,087	12,648	12,529
10/17	12,269	12,924	12,630
11/17	12,657	13,316	13,057
12/17	12,772	13,450	13,218
1/18	13,128	14,158	13,522
2/18	12,595	13,637	12,856
3/18	12,544	13,363	12,887
4/18	12,578	13,414	12,951
5/18	12,713	13,792	13,092
6/18	12,849	13,883	13,198
7/18	13,289	14,343	13,556
8/18	13,476	14,847	13,741
9/18	13,408	14,871	13,632
10/18	12,391	13,776	12,650
11/18	12,645	14,052	12,954
12/18	11,379	12,745	11,594
1/19	12,454	13,838	12,787
2/19	12,905	14,325	13,194
3/19	12,924	14,534	13,260
4/19	13,414	15,115	13,697
5/19	12,560	14,137	12,818
6/19	13,423	15,130	13,683
7/19	13,548	15,354	13,797
8/19	13,155	15,041	13,311
9/19	13,644	15,305	13,851
10/19	13,721	15,635	13,925
11/19	14,076	16,229	14,297
12/19	14,415	16,698	14,731
1/20	14,062	16,680	14,445
2/20	12,680	15,314	13,014
3/20	10,168	13,208	10,060
4/20	11,499	14,957	11,404
5/20	12,115	15,757	11,933
6/20	12,216	16,117	12,067
7/20	12,659	17,033	12,637
8/20	13,134	18,267	13,137
9/20	12,841	17,601	12,840
10/20	12,922	17,222	12,959
11/20	14,677	19,317	14,779
12/20	15,352	20,186	15,463
1/21	15,352	20,096	15,427
2/21	16,713	20,724	16,622
3/21	17,756	21,467	17,481
4/21	18,717	22,573	18,326
5/21	19,106	22,676	18,688
6/21	18,717	23,236	18,470
7/21	18,983	23,628	18,585
8/21	19,423	24,302	18,983
9/21	18,564	23,212	18,284
10/21	19,413	24,782	19,257
11/21	18,881	24,404	18,672
12/21	20,139	25,365	19,845
1/22	19,360	23,873	18,997
2/22	19,302	23,272	18,909
3/22	19,829	24,027	19,483
4/22	19,084	21,870	18,325
5/22	19,520	21,841	18,677
6/22	17,617	20,014	16,624
7/22	19,050	21,891	18,055
8/22	18,431	21,074	17,502
9/22	16,895	19,120	15,805
10/22	18,672	20,688	17,298
11/22	19,738	21,768	17,971
12/22	18,932	20,493	17,457
1/23	20,172	21,905	18,867
2/23	19,718	21,393	18,262
3/23	19,251	21,965	17,687
4/23	19,214	22,199	17,689
5/23	18,330	22,285	16,904
6/23	19,730	23,807	18,370
7/23	20,467	24,661	19,170
8/23	19,914	24,185	18,492
9/23	19,030	23,033	17,551
10/23	18,366	22,422	16,681
11/23	19,878	24,513	18,254
12/23	21,028	25,813	19,676
1/24	20,925	26,099	19,324
2/24	21,889	27,512	20,247
3/24	23,060	28,399	21,295
4/24	21,864	27,150	20,180
5/24	22,532	28,432	20,905
6/24	22,198	29,313	20,570
7/24	23,381	29,857	21,813
8/24	23,883	30,507	22,224
9/24	24,204	31,138	22,643
10/24	23,767	30,910	22,359
11/24	25,297	32,966	24,004
12/24	23,555	31,958	22,248
1/25	24,434	32,967	23,030
2/25	23,979	32,336	22,610
3/25	23,160	30,449	21,778
4/25	22,554	30,245	21,238
5/25	23,388	32,162	22,165
6/25	23,919	33,796	22,943
7/25	24,176	34,540	23,354
8/25	24,783	35,340	24,055
9/25	25,011	36,559	24,360
10/25	24,298	37,343	24,116

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	2.23%	13.46%	9.28%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,270,787
  Total Number of Portfolio Holdings737
  Portfolio Turnover Rate 79.6%
  Total Advisory Fees Paid (amount in thousands)$15,683

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARI-0

PMPRX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$121	1.20%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $23,114	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,014	10,055	10,029
12/15	9,660	9,849	9,719
1/16	9,005	9,293	9,182
2/16	8,990	9,290	9,246
3/16	9,771	9,944	10,099
4/16	9,905	10,006	10,316
5/16	10,110	10,185	10,485
6/16	10,102	10,206	10,581
7/16	10,402	10,611	11,029
8/16	10,497	10,638	11,006
9/16	10,529	10,655	11,052
10/16	10,213	10,424	10,784
11/16	10,939	10,891	11,459
12/16	11,071	11,103	11,662
1/17	11,271	11,312	11,858
2/17	11,581	11,733	12,190
3/17	11,542	11,741	12,101
4/17	11,518	11,865	12,124
5/17	11,454	11,987	12,086
6/17	11,550	12,095	12,266
7/17	11,749	12,323	12,429
8/17	11,613	12,347	12,196
9/17	11,956	12,648	12,529
10/17	12,131	12,924	12,630
11/17	12,514	13,316	13,057
12/17	12,618	13,450	13,218
1/18	12,966	14,158	13,522
2/18	12,432	13,637	12,856
3/18	12,381	13,363	12,887
4/18	12,406	13,414	12,951
5/18	12,534	13,792	13,092
6/18	12,661	13,883	13,198
7/18	13,093	14,343	13,556
8/18	13,271	14,847	13,741
9/18	13,195	14,871	13,632
10/18	12,186	13,776	12,650
11/18	12,432	14,052	12,954
12/18	11,181	12,745	11,594
1/19	12,232	13,838	12,787
2/19	12,661	14,325	13,194
3/19	12,680	14,534	13,260
4/19	13,177	15,115	13,697
5/19	12,337	14,137	12,818
6/19	13,177	15,130	13,683
7/19	13,291	15,354	13,797
8/19	12,900	15,041	13,311
9/19	13,377	15,305	13,851
10/19	13,444	15,635	13,925
11/19	13,778	16,229	14,297
12/19	14,105	16,698	14,731
1/20	13,765	16,680	14,445
2/20	12,405	15,314	13,014
3/20	9,944	13,208	10,060
4/20	11,234	14,957	11,404
5/20	11,834	15,757	11,933
6/20	11,924	16,117	12,067
7/20	12,355	17,033	12,637
8/20	12,815	18,267	13,137
9/20	12,535	17,601	12,840
10/20	12,605	17,222	12,959
11/20	14,305	19,317	14,779
12/20	14,951	20,186	15,463
1/21	14,951	20,096	15,427
2/21	16,275	20,724	16,622
3/21	17,275	21,467	17,481
4/21	18,204	22,573	18,326
5/21	18,578	22,676	18,688
6/21	18,194	23,236	18,470
7/21	18,437	23,628	18,585
8/21	18,871	24,302	18,983
9/21	18,022	23,212	18,284
10/21	18,841	24,782	19,257
11/21	18,315	24,404	18,672
12/21	19,528	25,365	19,845
1/22	18,760	23,873	18,997
2/22	18,704	23,272	18,909
3/22	19,211	24,027	19,483
4/22	18,478	21,870	18,325
5/22	18,895	21,841	18,677
6/22	17,044	20,014	16,624
7/22	18,421	21,891	18,055
8/22	17,823	21,074	17,502
9/22	16,322	19,120	15,805
10/22	18,038	20,688	17,298
11/22	19,065	21,768	17,971
12/22	18,270	20,493	17,457
1/23	19,463	21,905	18,867
2/23	19,017	21,393	18,262
3/23	18,559	21,965	17,687
4/23	18,511	22,199	17,689
5/23	17,655	22,285	16,904
6/23	18,993	23,807	18,370
7/23	19,704	24,661	19,170
8/23	19,150	24,185	18,492
9/23	18,294	23,033	17,551
10/23	17,655	22,422	16,681
11/23	19,089	24,513	18,254
12/23	20,193	25,813	19,676
1/24	20,093	26,099	19,324
2/24	20,998	27,512	20,247
3/24	22,116	28,399	21,295
4/24	20,960	27,150	20,180
5/24	21,588	28,432	20,905
6/24	21,262	29,313	20,570
7/24	22,393	29,857	21,813
8/24	22,857	30,507	22,224
9/24	23,159	31,138	22,643
10/24	22,719	30,910	22,359
11/24	24,177	32,966	24,004
12/24	22,507	31,958	22,248
1/25	23,337	32,967	23,030
2/25	22,892	32,336	22,610
3/25	22,092	30,449	21,778
4/25	21,514	30,245	21,238
5/25	22,299	32,162	22,165
6/25	22,803	33,796	22,943
7/25	23,025	34,540	23,354
8/25	23,588	35,340	24,055
9/25	23,796	36,559	24,360
10/25	23,114	37,343	24,116

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	1.74%	12.89%	8.74%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,270,787
  Total Number of Portfolio Holdings737
  Portfolio Turnover Rate 79.6%
  Total Advisory Fees Paid (amount in thousands)$15,683

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR3-0

PABVX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$90	0.89%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $23,854	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,021	10,055	10,029
12/15	9,668	9,849	9,719
1/16	9,017	9,293	9,182
2/16	9,001	9,290	9,246
3/16	9,793	9,944	10,099
4/16	9,919	10,006	10,316
5/16	10,131	10,185	10,485
6/16	10,131	10,206	10,581
7/16	10,429	10,611	11,029
8/16	10,523	10,638	11,006
9/16	10,562	10,655	11,052
10/16	10,249	10,424	10,784
11/16	10,978	10,891	11,459
12/16	11,109	11,103	11,662
1/17	11,324	11,312	11,858
2/17	11,634	11,733	12,190
3/17	11,594	11,741	12,101
4/17	11,570	11,865	12,124
5/17	11,515	11,987	12,086
6/17	11,618	12,095	12,266
7/17	11,817	12,323	12,429
8/17	11,682	12,347	12,196
9/17	12,032	12,648	12,529
10/17	12,215	12,924	12,630
11/17	12,596	13,316	13,057
12/17	12,711	13,450	13,218
1/18	13,059	14,158	13,522
2/18	12,533	13,637	12,856
3/18	12,482	13,363	12,887
4/18	12,507	13,414	12,951
5/18	12,634	13,792	13,092
6/18	12,770	13,883	13,198
7/18	13,203	14,343	13,556
8/18	13,390	14,847	13,741
9/18	13,322	14,871	13,632
10/18	12,303	13,776	12,650
11/18	12,558	14,052	12,954
12/18	11,301	12,745	11,594
1/19	12,365	13,838	12,787
2/19	12,796	14,325	13,194
3/19	12,825	14,534	13,260
4/19	13,323	15,115	13,697
5/19	12,480	14,137	12,818
6/19	13,333	15,130	13,683
7/19	13,448	15,354	13,797
8/19	13,055	15,041	13,311
9/19	13,544	15,305	13,851
10/19	13,611	15,635	13,925
11/19	13,965	16,229	14,297
12/19	14,300	16,698	14,731
1/20	13,947	16,680	14,445
2/20	12,569	15,314	13,014
3/20	10,083	13,208	10,060
4/20	11,401	14,957	11,404
5/20	12,005	15,757	11,933
6/20	12,106	16,117	12,067
7/20	12,549	17,033	12,637
8/20	13,022	18,267	13,137
9/20	12,730	17,601	12,840
10/20	12,800	17,222	12,959
11/20	14,541	19,317	14,779
12/20	15,199	20,186	15,463
1/21	15,199	20,096	15,427
2/21	16,544	20,724	16,622
3/21	17,573	21,467	17,481
4/21	18,530	22,573	18,326
5/21	18,907	22,676	18,688
6/21	18,520	23,236	18,470
7/21	18,775	23,628	18,585
8/21	19,213	24,302	18,983
9/21	18,367	23,212	18,284
10/21	19,203	24,782	19,257
11/21	18,663	24,404	18,672
12/21	19,907	25,365	19,845
1/22	19,131	23,873	18,997
2/22	19,085	23,272	18,909
3/22	19,599	24,027	19,483
4/22	18,857	21,870	18,325
5/22	19,291	21,841	18,677
6/22	17,408	20,014	16,624
7/22	18,823	21,891	18,055
8/22	18,207	21,074	17,502
9/22	16,678	19,120	15,805
10/22	18,435	20,688	17,298
11/22	19,485	21,768	17,971
12/22	18,686	20,493	17,457
1/23	19,907	21,905	18,867
2/23	19,455	21,393	18,262
3/23	18,991	21,965	17,687
4/23	18,955	22,199	17,689
5/23	18,075	22,285	16,904
6/23	19,455	23,807	18,370
7/23	20,188	24,661	19,170
8/23	19,626	24,185	18,492
9/23	18,759	23,033	17,551
10/23	18,100	22,422	16,681
11/23	19,578	24,513	18,254
12/23	20,719	25,813	19,676
1/24	20,616	26,099	19,324
2/24	21,548	27,512	20,247
3/24	22,710	28,399	21,295
4/24	21,523	27,150	20,180
5/24	22,187	28,432	20,905
6/24	21,842	29,313	20,570
7/24	23,016	29,857	21,813
8/24	23,489	30,507	22,224
9/24	23,808	31,138	22,643
10/24	23,374	30,910	22,359
11/24	24,867	32,966	24,004
12/24	23,161	31,958	22,248
1/25	24,034	32,967	23,030
2/25	23,568	32,336	22,610
3/25	22,754	30,449	21,778
4/25	22,167	30,245	21,238
5/25	22,980	32,162	22,165
6/25	23,492	33,796	22,943
7/25	23,733	34,540	23,354
8/25	24,336	35,340	24,055
9/25	24,546	36,559	24,360
10/25	23,854	37,343	24,116

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	2.05%	13.26%	9.08%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,270,787
  Total Number of Portfolio Holdings737
  Portfolio Turnover Rate 79.6%
  Total Advisory Fees Paid (amount in thousands)$15,683

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR5-0

PCMSX

MidCap Value Fund I

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$65	0.64%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $24,452	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,021	10,055	10,029
12/15	9,668	9,849	9,719
1/16	9,021	9,293	9,182
2/16	9,005	9,290	9,246
3/16	9,801	9,944	10,099
4/16	9,934	10,006	10,316
5/16	10,144	10,185	10,485
6/16	10,144	10,206	10,581
7/16	10,449	10,611	11,029
8/16	10,542	10,638	11,006
9/16	10,581	10,655	11,052
10/16	10,269	10,424	10,784
11/16	11,011	10,891	11,459
12/16	11,144	11,103	11,662
1/17	11,350	11,312	11,858
2/17	11,675	11,733	12,190
3/17	11,635	11,741	12,101
4/17	11,611	11,865	12,124
5/17	11,556	11,987	12,086
6/17	11,659	12,095	12,266
7/17	11,865	12,323	12,429
8/17	11,730	12,347	12,196
9/17	12,087	12,648	12,529
10/17	12,269	12,924	12,630
11/17	12,657	13,316	13,057
12/17	12,772	13,450	13,218
1/18	13,128	14,158	13,522
2/18	12,595	13,637	12,856
3/18	12,544	13,363	12,887
4/18	12,578	13,414	12,951
5/18	12,713	13,792	13,092
6/18	12,849	13,883	13,198
7/18	13,289	14,343	13,556
8/18	13,476	14,847	13,741
9/18	13,408	14,871	13,632
10/18	12,391	13,776	12,650
11/18	12,645	14,052	12,954
12/18	11,379	12,745	11,594
1/19	12,454	13,838	12,787
2/19	12,905	14,325	13,194
3/19	12,924	14,534	13,260
4/19	13,433	15,115	13,697
5/19	12,588	14,137	12,818
6/19	13,452	15,130	13,683
7/19	13,567	15,354	13,797
8/19	13,174	15,041	13,311
9/19	13,673	15,305	13,851
10/19	13,749	15,635	13,925
11/19	14,104	16,229	14,297
12/19	14,445	16,698	14,731
1/20	14,092	16,680	14,445
2/20	12,709	15,314	13,014
3/20	10,195	13,208	10,060
4/20	11,528	14,957	11,404
5/20	12,143	15,757	11,933
6/20	12,244	16,117	12,067
7/20	12,688	17,033	12,637
8/20	13,173	18,267	13,137
9/20	12,880	17,601	12,840
10/20	12,961	17,222	12,959
11/20	14,717	19,317	14,779
12/20	15,397	20,186	15,463
1/21	15,397	20,096	15,427
2/21	16,770	20,724	16,622
3/21	17,815	21,467	17,481
4/21	18,788	22,573	18,326
5/21	19,167	22,676	18,688
6/21	18,788	23,236	18,470
7/21	19,044	23,628	18,585
8/21	19,495	24,302	18,983
9/21	18,635	23,212	18,284
10/21	19,495	24,782	19,257
11/21	18,952	24,404	18,672
12/21	20,218	25,365	19,845
1/22	19,437	23,873	18,997
2/22	19,391	23,272	18,909
3/22	19,919	24,027	19,483
4/22	19,173	21,870	18,325
5/22	19,609	21,841	18,677
6/22	17,702	20,014	16,624
7/22	19,138	21,891	18,055
8/22	18,518	21,074	17,502
9/22	16,967	19,120	15,805
10/22	18,759	20,688	17,298
11/22	19,839	21,768	17,971
12/22	19,018	20,493	17,457
1/23	20,275	21,905	18,867
2/23	19,819	21,393	18,262
3/23	19,351	21,965	17,687
4/23	19,314	22,199	17,689
5/23	18,427	22,285	16,904
6/23	19,844	23,807	18,370
7/23	20,583	24,661	19,170
8/23	20,016	24,185	18,492
9/23	19,142	23,033	17,551
10/23	18,477	22,422	16,681
11/23	19,979	24,513	18,254
12/23	21,146	25,813	19,676
1/24	21,043	26,099	19,324
2/24	22,011	27,512	20,247
3/24	23,198	28,399	21,295
4/24	21,985	27,150	20,180
5/24	22,669	28,432	20,905
6/24	22,320	29,313	20,570
7/24	23,520	29,857	21,813
8/24	24,024	30,507	22,224
9/24	24,359	31,138	22,643
10/24	23,907	30,910	22,359
11/24	25,443	32,966	24,004
12/24	23,707	31,958	22,248
1/25	24,589	32,967	23,030
2/25	24,133	32,336	22,610
3/25	23,296	30,449	21,778
4/25	22,702	30,245	21,238
5/25	23,539	32,162	22,165
6/25	24,072	33,796	22,943
7/25	24,330	34,540	23,354
8/25	24,939	35,340	24,055
9/25	25,167	36,559	24,360
10/25	24,452	37,343	24,116

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	2.28%	13.54%	9.35%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 29, 2003.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,270,787
  Total Number of Portfolio Holdings737
  Portfolio Turnover Rate 79.6%
  Total Advisory Fees Paid (amount in thousands)$15,683

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV882ARR6-0

Class A

PCSXX

Money Market Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.46%

Fund Statistics

  Net Assets (amount in thousands)$1,077,031
  Total Number of Portfolio Holdings170
  Total Advisory Fees Paid (amount in thousands)$4,264

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	70.56%
Repurchase Agreements	17.64%
Bonds	5.97%
Investment Companies	3.71%
Municipal Bonds	2.59%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	58.90%
Consumer, Non-cyclical	9.81%
Energy	5.92%
Utilities	5.23%
Asset Backed Securities	4.39%
Money Market Funds	3.71%
Consumer, Cyclical	3.55%
Industrial	2.61%
Insured	2.59%
Communications	2.17%
Technology	0.57%
Diversified	0.56%
Basic Materials	0.46%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV884ARA-0

Class J

PMJXX

Money Market Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.43%

Fund Statistics

  Net Assets (amount in thousands)$1,077,031
  Total Number of Portfolio Holdings170
  Total Advisory Fees Paid (amount in thousands)$4,264

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	70.56%
Repurchase Agreements	17.64%
Bonds	5.97%
Investment Companies	3.71%
Municipal Bonds	2.59%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	58.90%
Consumer, Non-cyclical	9.81%
Energy	5.92%
Utilities	5.23%
Asset Backed Securities	4.39%
Money Market Funds	3.71%
Consumer, Cyclical	3.55%
Industrial	2.61%
Insured	2.59%
Communications	2.17%
Technology	0.57%
Diversified	0.56%
Basic Materials	0.46%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV884ARJ-0

Institutional

PINZX

Overseas Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.91%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that are tied economically to countries outside the U.S. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC (“Causeway”) benefited from strong stock selection in the information technology, financials, and consumer discretionary sectors. Barrow, Hanley, Mewhinney & Strauss, LLC's (“Barrow Hanley”) benefited from strong stock selection in the information technology, industrials, and utilities sectors. For the year, both Causeway and Barrow Hanley underperformed the MSCI EAFE Value Index (“Index”). Causeway underperformed the Index due to an underweight to the financials sector, an overweight to the information technology sector, and poor stock selection in the industrials sector. Barrow Hanley underperformed the Index due to an underweight to the financials sector, as well as poor stock selection in the consumer discretionary, communication services, and consumer staples sectors.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $22,008	MSCI EAFE Index NTR $20,578	MSCI EAFE Value Index NTR $20,559
10/15	10,000	10,000	10,000
11/15	9,872	9,844	9,752
12/15	9,643	9,712	9,564
1/16	9,081	9,009	8,786
2/16	8,804	8,844	8,616
3/16	9,346	9,420	9,184
4/16	9,602	9,693	9,547
5/16	9,541	9,605	9,395
6/16	9,142	9,282	8,928
7/16	9,469	9,753	9,398
8/16	9,653	9,760	9,550
9/16	9,694	9,879	9,642
10/16	9,612	9,677	9,665
11/16	9,541	9,485	9,605
12/16	9,799	9,809	10,045
1/17	10,174	10,093	10,292
2/17	10,206	10,238	10,362
3/17	10,602	10,520	10,652
4/17	10,863	10,787	10,876
5/17	11,166	11,183	11,127
6/17	11,155	11,163	11,161
7/17	11,468	11,485	11,534
8/17	11,426	11,481	11,462
9/17	11,865	11,767	11,816
10/17	12,032	11,945	11,907
11/17	12,136	12,071	12,014
12/17	12,306	12,265	12,198
1/18	12,919	12,880	12,857
2/18	12,080	12,298	12,246
3/18	12,037	12,077	11,951
4/18	12,338	12,352	12,319
5/18	11,972	12,075	11,785
6/18	11,757	11,927	11,636
7/18	12,047	12,221	11,970
8/18	11,692	11,985	11,534
9/18	11,821	12,089	11,773
10/18	10,895	11,127	10,991
11/18	10,788	11,113	10,930
12/18	10,107	10,573	10,396
1/19	10,890	11,268	11,091
2/19	11,209	11,555	11,276
3/19	11,127	11,628	11,219
4/19	11,423	11,955	11,480
5/19	10,581	11,381	10,815
6/19	11,269	12,056	11,392
7/19	10,984	11,903	11,135
8/19	10,641	11,595	10,678
9/19	11,067	11,927	11,193
10/19	11,482	12,356	11,597
11/19	11,719	12,495	11,643
12/19	12,213	12,901	12,068
1/20	11,627	12,631	11,632
2/20	10,613	11,490	10,531
3/20	8,378	9,956	8,665
4/20	9,123	10,599	9,129
5/20	9,612	11,061	9,407
6/20	10,003	11,437	9,742
7/20	10,210	11,704	9,761
8/20	10,784	12,306	10,332
9/20	10,332	11,986	9,858
10/20	9,917	11,507	9,461
11/20	12,055	13,291	11,253
12/20	12,712	13,909	11,751
1/21	12,488	13,761	11,659
2/21	13,383	14,070	12,215
3/21	13,732	14,393	12,626
4/21	14,030	14,826	12,867
5/21	14,578	15,310	13,313
6/21	14,155	15,137	13,006
7/21	13,968	15,251	12,974
8/21	14,130	15,520	13,121
9/21	13,906	15,070	12,880
10/21	14,229	15,441	13,086
11/21	13,284	14,722	12,298
12/21	14,134	15,476	13,031
1/22	14,496	14,728	13,167
2/22	14,174	14,468	12,988
3/22	14,067	14,561	13,074
4/22	13,476	13,619	12,413
5/22	14,000	13,721	12,719
6/22	12,845	12,448	11,452
7/22	13,114	13,068	11,691
8/22	12,295	12,447	11,296
9/22	11,141	11,283	10,283
10/22	11,946	11,889	10,947
11/22	13,543	13,229	12,150
12/22	13,442	13,239	12,303
1/23	14,837	14,311	13,253
2/23	14,634	14,013	13,067
3/23	14,983	14,360	13,034
4/23	15,622	14,765	13,454
5/23	14,896	14,141	12,729
6/23	15,608	14,784	13,445
7/23	16,174	15,263	14,056
8/23	15,651	14,678	13,639
9/23	15,099	14,176	13,524
10/23	14,576	13,602	12,929
11/23	15,695	14,864	13,953
12/23	16,482	15,654	14,635
1/24	16,049	15,744	14,625
2/24	16,142	16,032	14,652
3/24	16,729	16,559	15,291
4/24	16,466	16,135	15,134
5/24	17,348	16,760	15,731
6/24	16,698	16,490	15,293
7/24	17,379	16,974	16,010
8/24	17,951	17,525	16,419
9/24	18,260	17,687	16,653
10/24	17,239	16,725	15,870
11/24	17,038	16,631	15,748
12/24	16,670	16,252	15,467
1/25	17,432	17,106	16,256
2/25	18,304	17,438	16,862
3/25	18,449	17,368	17,255
4/25	18,813	18,163	17,955
5/25	19,775	18,994	18,676
6/25	20,538	19,413	19,000
7/25	20,410	19,140	19,049
8/25	21,191	19,956	20,139
9/25	21,845	20,338	20,404
10/25	22,008	20,578	20,559

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	27.66%	17.28%	8.21%
MSCI EAFE Index NTR	23.03%	12.33%	7.48%
MSCI EAFE Value Index NTR	29.55%	16.79%	7.47%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI EAFE Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,640,760
  Total Number of Portfolio Holdings477
  Portfolio Turnover Rate 77.5%
  Total Advisory Fees Paid (amount in thousands)$10,332

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	90.65%
Investment Companies	11.08%
Preferred Stocks	0.69%
Other Assets and LiabilitiesFootnote Reference*	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.09%
Japan	14.00%
France	11.77%
Germany	7.57%
Netherlands	5.36%
Italy	4.31%
Switzerland	4.01%
Finland	3.20%
Korea, Republic Of	2.70%
Sweden	2.66%
Canada	2.57%
Australia	2.15%
Hong Kong	1.96%
Denmark	1.88%
United States	1.62%
Norway	1.19%
Belgium	1.11%
Singapore	1.04%
Mexico	0.82%
Spain	0.68%
Other LocationsFootnote Reference*	12.73%
Other Assets and LiabilitiesFootnote Reference†	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV886ARI-0

R-3

PINTX

Overseas Fund

Annual Shareholder Report  October 31, 2025

This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$166	1.46%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that are tied economically to countries outside the U.S. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC (“Causeway”) benefited from strong stock selection in the information technology, financials, and consumer discretionary sectors. Barrow, Hanley, Mewhinney & Strauss, LLC's (“Barrow Hanley”) benefited from strong stock selection in the information technology, industrials, and utilities sectors. For the year, both Causeway and Barrow Hanley underperformed the MSCI EAFE Value Index (“Index”). Causeway underperformed the Index due to an underweight to the financials sector, an overweight to the information technology sector, and poor stock selection in the industrials sector. Barrow Hanley underperformed the Index due to an underweight to the financials sector, as well as poor stock selection in the consumer discretionary, communication services, and consumer staples sectors.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $20,789	MSCI EAFE Index NTR $20,578	MSCI EAFE Value Index NTR $20,559
10/15	10,000	10,000	10,000
11/15	9,851	9,844	9,752
12/15	9,629	9,712	9,564
1/16	9,054	9,009	8,786
2/16	8,777	8,844	8,616
3/16	9,321	9,420	9,184
4/16	9,568	9,693	9,547
5/16	9,496	9,605	9,395
6/16	9,095	9,282	8,928
7/16	9,424	9,753	9,398
8/16	9,609	9,760	9,550
9/16	9,639	9,879	9,642
10/16	9,557	9,677	9,665
11/16	9,485	9,485	9,605
12/16	9,728	9,809	10,045
1/17	10,093	10,093	10,292
2/17	10,124	10,238	10,362
3/17	10,510	10,520	10,652
4/17	10,770	10,787	10,876
5/17	11,051	11,183	11,127
6/17	11,051	11,163	11,161
7/17	11,343	11,485	11,534
8/17	11,301	11,481	11,462
9/17	11,728	11,767	11,816
10/17	11,884	11,945	11,907
11/17	11,989	12,071	12,014
12/17	12,147	12,265	12,198
1/18	12,746	12,880	12,857
2/18	11,922	12,298	12,246
3/18	11,869	12,077	11,951
4/18	12,158	12,352	12,319
5/18	11,794	12,075	11,785
6/18	11,569	11,927	11,636
7/18	11,858	12,221	11,970
8/18	11,505	11,985	11,534
9/18	11,622	12,089	11,773
10/18	10,702	11,127	10,991
11/18	10,584	11,113	10,930
12/18	9,918	10,573	10,396
1/19	10,679	11,268	11,091
2/19	10,995	11,555	11,276
3/19	10,901	11,628	11,219
4/19	11,194	11,955	11,480
5/19	10,363	11,381	10,815
6/19	11,030	12,056	11,392
7/19	10,749	11,903	11,135
8/19	10,398	11,595	10,678
9/19	10,819	11,927	11,193
10/19	11,218	12,356	11,597
11/19	11,440	12,495	11,643
12/19	11,926	12,901	12,068
1/20	11,338	12,631	11,632
2/20	10,341	11,490	10,531
3/20	8,167	9,956	8,665
4/20	8,887	10,599	9,129
5/20	9,356	11,061	9,407
6/20	9,740	11,437	9,742
7/20	9,932	11,704	9,761
8/20	10,485	12,306	10,332
9/20	10,040	11,986	9,858
10/20	9,632	11,507	9,461
11/20	11,710	13,291	11,253
12/20	12,337	13,909	11,751
1/21	12,118	13,761	11,659
2/21	12,970	14,070	12,215
3/21	13,310	14,393	12,626
4/21	13,590	14,826	12,867
5/21	14,113	15,310	13,313
6/21	13,700	15,137	13,006
7/21	13,505	15,251	12,974
8/21	13,663	15,520	13,121
9/21	13,432	15,070	12,880
10/21	13,748	15,441	13,086
11/21	12,824	14,722	12,298
12/21	13,647	15,476	13,031
1/22	13,973	14,728	13,167
2/22	13,660	14,468	12,988
3/22	13,568	14,561	13,074
4/22	12,980	13,619	12,413
5/22	13,477	13,721	12,719
6/22	12,353	12,448	11,452
7/22	12,614	13,068	11,691
8/22	11,830	12,447	11,296
9/22	10,706	11,283	10,283
10/22	11,477	11,889	10,947
11/22	13,006	13,229	12,150
12/22	12,904	13,239	12,303
1/23	14,228	14,311	13,253
2/23	14,031	14,013	13,067
3/23	14,355	14,360	13,034
4/23	14,961	14,765	13,454
5/23	14,256	14,141	12,729
6/23	14,933	14,784	13,445
7/23	15,482	15,263	14,056
8/23	14,975	14,678	13,639
9/23	14,440	14,176	13,524
10/23	13,918	13,602	12,929
11/23	14,989	14,864	13,953
12/23	15,737	15,654	14,635
1/24	15,304	15,744	14,625
2/24	15,394	16,032	14,652
3/24	15,946	16,559	15,291
4/24	15,692	16,135	15,134
5/24	16,513	16,760	15,731
6/24	15,901	16,490	15,293
7/24	16,528	16,974	16,010
8/24	17,066	17,525	16,419
9/24	17,365	17,687	16,653
10/24	16,379	16,725	15,870
11/24	16,185	16,631	15,748
12/24	15,826	16,252	15,467
1/25	16,538	17,106	16,256
2/25	17,370	17,438	16,862
3/25	17,492	17,368	17,255
4/25	17,822	18,163	17,955
5/25	18,741	18,994	18,676
6/25	19,436	19,413	19,000
7/25	19,314	19,140	19,049
8/25	20,043	19,956	20,139
9/25	20,650	20,338	20,404
10/25	20,789	20,578	20,559

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	26.92%	16.63%	7.59%
MSCI EAFE Index NTR	23.03%	12.33%	7.48%
MSCI EAFE Value Index NTR	29.55%	16.79%	7.47%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI EAFE Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,640,760
  Total Number of Portfolio Holdings477
  Portfolio Turnover Rate 77.5%
  Total Advisory Fees Paid (amount in thousands)$10,332

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	90.65%
Investment Companies	11.08%
Preferred Stocks	0.69%
Other Assets and LiabilitiesFootnote Reference*	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.09%
Japan	14.00%
France	11.77%
Germany	7.57%
Netherlands	5.36%
Italy	4.31%
Switzerland	4.01%
Finland	3.20%
Korea, Republic Of	2.70%
Sweden	2.66%
Canada	2.57%
Australia	2.15%
Hong Kong	1.96%
Denmark	1.88%
United States	1.62%
Norway	1.19%
Belgium	1.11%
Singapore	1.04%
Mexico	0.82%
Spain	0.68%
Other LocationsFootnote Reference*	12.73%
Other Assets and LiabilitiesFootnote Reference†	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV886ARR3-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Frances Grieb, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2024 – $1,433,086
October 31, 2025 – $1,097,521

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

October 31, 2024 - $0
            October 31, 2025 - $29,067

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2024 - $1,982,834
October 31, 2025 - $1,840,215

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services. For all non-audit services, including tax services, the primary independent auditor will perform an assessment of the potential effects of such services on the audit firm’s independence and provide the Committee in writing its conclusion that the threat created by the level of non-audit services is deemed to be at an acceptable level.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 10, 2025).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

            October 31, 2024 - $2,218,446
            October 31, 2025 - $2,081,322

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Annual Financial
Statements and
Additional Information
October 31, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 106
Schedules of Investments 152
Financial Highlights (includes performance information) 402
Report of Independent Registered Public Accounting Firm 524
Unaudited Supplemental Information 526
Changes in and Disagreements with Accountants (N-CSR Item 8) 533
Proxy Disclosures (N-CSR Item 9) 534
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 535
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 536

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ................................................................
$ 658,691 $ 11,323,033 $ 528,564
Investment in affiliated Funds--at cost ..........................................................
$ – $ 97,792 $ 24,598
Assets
Investment in securities--at value  ................................................................ $ 663,724 $ 10,555,313
(a)
$ 526,515
(a)
Investment in affiliated Funds--at value ........................................................... – 97,792 24,598
Cash ............................................................................................... 242 – 35
Receivables:
Dividends and interest ....................................................................... 9,971 87,032 3,777
Expense reimbursement from Manager ..................................................... 14 8 21
Fund shares sold ............................................................................. 3,477 37,555 456
Investment securities sold ................................................................... – – 4,787
Variation margin on futures ................................................................. – 198 11
Other assets ........................................................................................ – – 7
Total Assets   677,428 10,777,898 560,207
Liabilities
Accrued management and investment advisory fees .............................................. 215 2,960 186
Accrued administrative service fees .............................................................. – 1 1
Accrued distribution fees .......................................................................... 84 55 29
Accrued service fees .............................................................................. – 8 8
Accrued transfer agent fees ....................................................................... 90 169 123
Accrued chief compliance officer fees ............................................................ – 1 –
Accrued directors' expenses ....................................................................... – 6 –
Accrued professional fees ......................................................................... 34 33 34
Accrued other expenses ........................................................................... 9 68 25
Payables:
Dividends payable ........................................................................... 1,961 33,343 –
Fund shares redeemed ....................................................................... 1,245 4,663 692
Interest expense and fees payable ........................................................... 318 – –
Investment securities purchased ............................................................ 5,239 – 30,771
Variation margin on futures ................................................................. – – 82
Collateral obligation on securities loaned, at value ............................................... – 4,033 9,680
Floating rate notes issued .........................................................................
23,385 – –
Total Liabilities
32,580 45,340 41,631
Net Assets Applicable to Outstanding Shares ..................................................
$ 644,848 $ 10,732,558 $ 518,576
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 690,714 $ 11,861,405 $ 620,601
Total distributable earnings (accumulated loss) ...................................................
(45,866) (1,128,847) (102,025)
Total Net Assets
$ 644,848 $ 10,732,558 $ 518,576
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 335,447 $ 194,772 $ 63,683
Shares Issued and Outstanding .............................................................. 34,123 22,333 6,925
Net Asset Value per share ................................................................... $ 9 .83
(b)
$ 8 .72
(b)
$ 9 .20
(b)
Maximum Offering Price ....................................................................
$ 10 .21 $ 8 .92 $ 9 .56
Class C : Net Assets ................................................................................ $ 16,019 N/A N/A
Shares Issued and Outstanding .............................................................. 1,626
Net Asset Value per share ...................................................................
$ 9 .85
(b)
Class J : Net Assets ................................................................................ N/A $ 79,136 $ 94,654
Shares Issued and Outstanding .............................................................. 9,050 10,198
Net Asset Value per share ...................................................................
$ 8 .74
(b)
$ 9 .28
(b)
Institutional : Net Assets ........................................................................... $ 293,382 $ 603,826 $ 322,956
Shares Issued and Outstanding .............................................................. 29,818 68,987 35,144
Net Asset Value per share ...................................................................
$ 9 .84 $ 8 .75 $ 9 .19
R-3 : Net Assets .................................................................................... N/A $ 16,453 $ 16,579
Shares Issued and Outstanding .............................................................. 1,876 1,819
Net Asset Value per share ...................................................................
$ 8 .78 $ 9 .11
R-5 : Net Assets .................................................................................... N/A $ 21,689 $ 20,704
Shares Issued and Outstanding .............................................................. 2,480 2,267
Net Asset Value per share ...................................................................
$ 8 .74 $ 9 .13
R-6 : Net Assets .................................................................................... N/A $ 9,816,682 N/A
Shares Issued and Outstanding .............................................................. 1,122,800
Net Asset Value per share ....................................................................
$ 8 .74
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ................................................................
$ 2,315,352 $ 1,042,508 $ 3,930,341
Investment in affiliated Funds--at cost ..........................................................
$ 136,493 $ 4,062 $ 37,248
Foreign currency--at cost ........................................................................
$ 2,381 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,308,748
(a)
$ 1,185,789
(a)
$ 8,416,462
(a)
Investment in affiliated Funds--at value ........................................................... 136,493 4,062 37,248
Foreign currency--at value ........................................................................ 2,382 – –
Deposits with counterparty ........................................................................ 1,985 – –
Receivables:
Dividends and interest ....................................................................... 28,369 6,159 14,917
Expense reimbursement from Manager ..................................................... 117 64 77
Foreign currency contracts ................................................................. 392 – –
Fund shares sold ............................................................................. 6,467 587 4,498
Investment securities sold ................................................................... 27,730 5,724 10,202
OTC swap agreements--at value (premiums paid $ 2,074 , $ 0 and $ 0 , net) ................. 2,970 – –
Variation margin on futures ................................................................. 4 – –
Other assets ........................................................................................ 12 5 30
Prepaid directors' expenses ........................................................................ – 1 –
Total Assets   2,515,669 1,202,391 8,483,434
Liabilities
Accrued management and investment advisory fees .............................................. 1,345 798 3,728
Accrued administrative service fees .............................................................. – 1 3
Accrued distribution fees .......................................................................... 261 79 342
Accrued service fees .............................................................................. – 9 41
Accrued transfer agent fees ....................................................................... 381 183 711
Accrued directors' expenses ....................................................................... 3 – 9
Accrued foreign tax ............................................................................... – 89 –
Accrued professional fees ......................................................................... 42 43 11
Accrued other expenses ........................................................................... 88 89 111
Cash overdraft ..................................................................................... 392 1,568 –
Deposits from counterparty ....................................................................... 1,580 – –
Payables:
Foreign currency contracts .................................................................. 108 – –
Fund shares redeemed ....................................................................... 2,317 3,172 2,159
Investment securities purchased ............................................................ 71,069 3,917 –
Short sales (proceeds received $ 3,227 , $ 0 and $ 0 ) ......................................... 3,223 – –
OTC swap agreements--at value (premiums received $ 221 , $ 0 and $ 0 , net) ............... 204 – –
Unrealized loss on unfunded commitments ................................................. 2 – –
Variation margin on futures ................................................................. 8 – –
Collateral obligation on securities loaned, at value ............................................... 37,846 13 8,190
Total Liabilities
118,869 9,961 15,305
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,396,800 $ 1,192,430 $ 8,468,129
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,534,279 $ 1,050,724 $ 3,305,199
Total distributable earnings (accumulated loss) ...................................................
(1,137,479) 141,706 5,162,930
Total Net Assets
$ 2,396,800 $ 1,192,430 $ 8,468,129

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 881,096 $ 249,627 $ 1,255,226
Shares Issued and Outstanding .............................................................. 73,147 14,912 29,301
Net Asset Value per share ................................................................... $ 12 .05
(b)
$ 16 .74
(b)
$ 42 .84
(b)
Maximum Offering Price ....................................................................
$ 12 .52 $ 17 .71 $ 45 .33
Class C : Net Assets ................................................................................ $ 83,393 N/A $ 66,019
Shares Issued and Outstanding .............................................................. 6,968 1,599
Net Asset Value per share ...................................................................
$ 11 .97
(b)
$ 41 .29
(b)
Class J : Net Assets ................................................................................ N/A $ 183,313 $ 91,168
Shares Issued and Outstanding .............................................................. 11,127 2,125
Net Asset Value per share ...................................................................
$ 16 .47
(b)
$ 42 .90
(b)
Institutional : Net Assets ........................................................................... $ 1,361,939 $ 165,766 $ 6,860,500
Shares Issued and Outstanding .............................................................. 113,843 9,956 159,851
Net Asset Value per share ...................................................................
$ 11 .96 $ 16 .65 $ 42 .92
R-3 : Net Assets .................................................................................... N/A $ 14,816 $ 29,054
Shares Issued and Outstanding .............................................................. 889 681
Net Asset Value per share ...................................................................
$ 16 .66 $ 42 .65
R-5 : Net Assets .................................................................................... N/A $ 24,228 $ 166,162
Shares Issued and Outstanding .............................................................. 1,432 3,878
Net Asset Value per share ...................................................................
$ 16 .92 $ 42 .84
R-6 : Net Assets .................................................................................... $ 70,372 $ 554,680 N/A
Shares Issued and Outstanding .............................................................. 5,884 33,319
Net Asset Value per share ...................................................................
$ 11 .96 $ 16 .65
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ................................................................
$ 686,823 $ 4,653,013 $ 1,231,109
Investment in affiliated Funds--at cost ..........................................................
$ 82,233 $ 245,061 $ 20,825
Foreign currency--at cost ........................................................................
$ 5,220 $ 181,247 $ –
Assets
Investment in securities--at value  ................................................................ $ 718,736
(a)
$ 5,421,477
(a)
$ 1,575,215
Investment in affiliated Funds--at value ........................................................... 82,233 245,061 20,825
Foreign currency--at value ........................................................................ 5,216 181,048 –
Deposits with counterparty ........................................................................ 10,191 – –
Receivables:
Dividends and interest ....................................................................... 14,787 1,900 1,670
Expense reimbursement from Manager ..................................................... – 75 2
Foreign currency contracts ................................................................. 1,264 – –
Foreign tax refund ........................................................................... – 731 –
Fund shares sold ............................................................................. 651 1,223 2,042
Interfund lending ............................................................................ – 14,705 –
Investment securities sold ................................................................... 6,716 59,156 11,255
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... 1,997 – –
Other assets ........................................................................................ 126 1 –
Total Assets   841,917 5,925,377 1,611,009
Liabilities
Accrued management and investment advisory fees .............................................. 474 3,896 1,203
Accrued distribution fees .......................................................................... – 30 10
Accrued service fees .............................................................................. – 3 2
Accrued transfer agent fees ....................................................................... 95 91 242
Accrued directors' expenses ....................................................................... 1 4 2
Accrued foreign tax ............................................................................... 217 10,186 –
Accrued professional fees ......................................................................... 32 21 29
Accrued other expenses ........................................................................... 59 354 64
Cash overdraft ..................................................................................... 487 – 2,347
Payables:
Foreign currency contracts .................................................................. 502 – –
Fund shares redeemed ....................................................................... 313 802 1,051
Investment securities purchased ............................................................ 19,993 350,704 6,070
OTC swap agreements--at value (premiums received $ 618 , $ 0 and $ 0 , net) ............... 840 – –
Variation margin on futures ................................................................. 11 – –
Collateral obligation on securities loaned, at value ............................................... 8,829 19,319 –
Total Liabilities
31,853 385,410 11,020
Net Assets Applicable to Outstanding Shares ..................................................
$ 810,064 $ 5,539,967 $ 1,599,989
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 865,425 $ 4,662,649 $ 1,318,191
Total distributable earnings (accumulated loss) ...................................................
(55,361) 877,318 281,798
Total Net Assets
$ 810,064 $ 5,539,967 $ 1,599,989
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 1,025,000 1,500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 81,802 $ 48,016
Shares Issued and Outstanding .............................................................. 2,321 5,359
Net Asset Value per share ................................................................... $ 35 .24
(b)
$ 8 .96
(b)
Maximum Offering Price ....................................................................
$ 37 .29 $ 9 .48
Class J : Net Assets ................................................................................ N/A $ 94,926 N/A
Shares Issued and Outstanding .............................................................. 2,815
Net Asset Value per share ...................................................................
$ 33 .72
(b)
Institutional : Net Assets ........................................................................... $ 810,064 $ 51,112 $ 1,015,951
Shares Issued and Outstanding .............................................................. 84,192 1,466 103,661
Net Asset Value per share ...................................................................
$ 9 .62 $ 34 .86 $ 9 .80
R-3 : Net Assets .................................................................................... N/A $ 6,676 $ 498
Shares Issued and Outstanding .............................................................. 192 52
Net Asset Value per share ...................................................................
$ 34 .70 $ 9 .68
R-5 : Net Assets .................................................................................... N/A $ 6,200 $ 10,798
Shares Issued and Outstanding .............................................................. 177 1,106
Net Asset Value per share ...................................................................
$ 35 .07 $ 9 .76
R-6 : Net Assets .................................................................................... N/A $ 5,299,251 $ 524,726
Shares Issued and Outstanding .............................................................. 151,653 53,512
Net Asset Value per share ...................................................................
$ 34 .94 $ 9 .81
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Yield Fund
Investment in securities--at cost ................................................................
$ 689,202 $ 3,584,810 $ 6,501,284
Investment in affiliated Funds--at cost ..........................................................
$ 11,601 $ – $ 260,621
Repurchase agreements--at cost ................................................................
$ – $ 1,310,000 $ –
Assets
Investment in securities--at value  ................................................................ $ 675,177 $ 3,584,810 $ 6,419,842
(a)
Investment in affiliated Funds--at value ........................................................... 11,601 – 260,621
Repurchase agreements--at value ................................................................. – 1,310,000 –
Cash ............................................................................................... 1 70,543 346
Deposits with counterparty ........................................................................ 640 – –
Receivables:
Dividends and interest ....................................................................... 2,341 2,357 99,979
Expense reimbursement from Manager ..................................................... 11 257 19
Foreign currency contracts ................................................................. – – 122
Fund shares sold ............................................................................. 2,148 66 41,920
Investment securities sold ................................................................... 21,689 – 10,041
Variation margin on futures ................................................................. 3 – –
Other assets ........................................................................................ 19 – –
Total Assets   713,630 4,968,033 6,832,890
Liabilities
Accrued management and investment advisory fees .............................................. 258 562 2,769
Accrued distribution fees .......................................................................... 27 – 102
Accrued service fees .............................................................................. 2 – –
Accrued transfer agent fees ....................................................................... 64 56 551
Accrued directors' expenses ....................................................................... 1 5 6
Accrued professional fees ......................................................................... 35 24 38
Accrued other expenses ........................................................................... 29 197 103
Cash overdraft ..................................................................................... – – 2,503
Payables:
Dividends payable ........................................................................... 1,767 14,930 39,118
Fund shares redeemed ....................................................................... 543 1,317 6,222
Investment securities purchased ............................................................ 86,397 70,169 62,976
Variation margin on futures ................................................................. 13 – –
Collateral obligation on securities loaned, at value ............................................... – – 59,108
Total Liabilities
89,136 87,260 173,496
Net Assets Applicable to Outstanding Shares ..................................................
$ 624,494 $ 4,880,773 $ 6,659,394
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 859,609 $ 4,880,773 $ 7,648,304
Total distributable earnings (accumulated loss) ...................................................
(235,115) – (988,910)
Total Net Assets
$ 624,494 $ 4,880,773 $ 6,659,394
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 20,400,000 3,150,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 134,176 N/A $ 398,406
Shares Issued and Outstanding .............................................................. 14,656 58,664
Net Asset Value per share ................................................................... $ 9 .16
(b)
$ 6 .79
(b)
Maximum Offering Price ....................................................................
$ 9 .37 $ 7 .05
Class C : Net Assets ................................................................................ N/A N/A $ 19,944
Shares Issued and Outstanding .............................................................. 2,891
Net Asset Value per share ...................................................................
$ 6 .90
(b)
Class J : Net Assets ................................................................................ $ 68,322 N/A N/A
Shares Issued and Outstanding .............................................................. 7,441
Net Asset Value per share ...................................................................
$ 9 .18
(b)
Institutional : Net Assets ........................................................................... $ 410,206 $ 746,786 $ 1,413,016
Shares Issued and Outstanding .............................................................. 44,715 746,786 210,254
Net Asset Value per share ...................................................................
$ 9 .17 $ 1 .00 $ 6 .72
R-3 : Net Assets .................................................................................... $ 3,816 N/A N/A
Shares Issued and Outstanding .............................................................. 416
Net Asset Value per share ...................................................................
$ 9 .18
R-5 : Net Assets .................................................................................... $ 7,974 N/A N/A
Shares Issued and Outstanding .............................................................. 868
Net Asset Value per share ...................................................................
$ 9 .19
R-6 : Net Assets .................................................................................... N/A $ 4,133,987 $ 4,828,028
Shares Issued and Outstanding .............................................................. 4,133,987 718,593
Net Asset Value per share ...................................................................
$ 1 .00 $ 6 .72
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Equity
Fund
LargeCap Growth
Fund I
Investment in securities--at cost ................................................................
$ 2,460,087 $ 5,660,245 $ 4,581,710
Investment in affiliated Funds--at cost ..........................................................
$ 38,852 $ 2,296 $ 154,085
Foreign currency--at cost ........................................................................
$ 912 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,455,810 $ 6,499,762 $ 8,299,070
(a)
Investment in affiliated Funds--at value ........................................................... 38,852 2,296 154,085
Foreign currency--at value ........................................................................ 910 – –
Cash ............................................................................................... 26 – –
Deposits with counterparty ........................................................................ 10,101 – 3,216
Receivables:
Dividends and interest ....................................................................... 6,287 14,201 1,546
Expense reimbursement from Manager ..................................................... – – 119
Foreign currency contracts ................................................................. 425 – –
Fund shares sold ............................................................................. 365 2,442 1,211
Investment securities sold ................................................................... 110,248 78,248 6,973
Variation margin on futures ................................................................. 90 – 162
Other assets ........................................................................................ 157 – 13
Total Assets   2,623,271 6,596,949 8,466,395
Liabilities
Accrued management and investment advisory fees .............................................. 732 3,375 4,473
Accrued administrative service fees .............................................................. – – 6
Accrued distribution fees .......................................................................... 3 1 192
Accrued service fees .............................................................................. 2 1 48
Accrued transfer agent fees ....................................................................... 13 1 259
Accrued chief compliance officer fees ............................................................ – – 1
Accrued directors' expenses ....................................................................... 1 2 9
Accrued professional fees ......................................................................... 36 28 40
Accrued other expenses ........................................................................... 35 474 76
Cash overdraft ..................................................................................... – 36,861 –
Deposits from counterparty ....................................................................... 272 – –
Payables:
Foreign currency contracts .................................................................. 333 – –
Fund shares redeemed ....................................................................... 720 556 5,741
Interfund borrowing ......................................................................... – 14,705 –
Investment securities purchased ............................................................ 236,144 10,444 8,318
Options and swaptions contracts written  (premiums received $ 570 , $ 0 and $ 0 ) ........... 471 – –
Variation margin on futures ................................................................. 36 – –
Collateral obligation on securities loaned, at value ............................................... – – 473
Total Liabilities
238,798 66,448 19,636
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,384,473 $ 6,530,501 $ 8,446,759
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,469,419 $ 5,446,458 $ 3,813,498
Total distributable earnings (accumulated loss) ...................................................
(84,946) 1,084,043 4,633,261
Total Net Assets
$ 2,384,473 $ 6,530,501 $ 8,446,759
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 850,000 600,000 1,895,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A N/A $ 569,409
Shares Issued and Outstanding .............................................................. 33,297
Net Asset Value per share ................................................................... $ 17 .10
(b)
Maximum Offering Price ....................................................................
$ 18 .10
Class J : Net Assets ................................................................................ $ 11,859 N/A $ 454,528
Shares Issued and Outstanding .............................................................. 1,572 40,275
Net Asset Value per share ...................................................................
$ 7 .54
(b)
$ 11 .29
(b)
Institutional : Net Assets ........................................................................... $ 2,364,710 $ 19,871 $ 487,852
Shares Issued and Outstanding .............................................................. 293,428 1,216 25,728
Net Asset Value per share ...................................................................
$ 8 .06 $ 16 .34 $ 18 .96
R-3 : Net Assets .................................................................................... $ 4,557 $ 2,879 $ 76,190
Shares Issued and Outstanding .............................................................. 601 177 5,346
Net Asset Value per share ...................................................................
$ 7 .59 $ 16 .25 $ 14 .25
R-5 : Net Assets .................................................................................... $ 3,347 $ 3,473 $ 154,277
Shares Issued and Outstanding .............................................................. 426 213 9,035
Net Asset Value per share ...................................................................
$ 7 .86 $ 16 .33 $ 17 .08
R-6 : Net Assets .................................................................................... N/A $ 6,504,278 $ 6,704,503
Shares Issued and Outstanding .............................................................. 398,798 351,822
Net Asset Value per share ...................................................................
$ 16 .31 $ 19 .06
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III MidCap Fund
Investment in securities--at cost ................................................................
$ 3,833,985 $ 2,545,857 $ 18,297,313
Investment in affiliated Funds--at cost ..........................................................
$ 273,435 $ 46,181 $ 122,581
Investment in affiliated securities--at cost ......................................................
$ – $ – $ 86,841
Assets
Investment in securities--at value  ................................................................ $ 10,532,960
(a)
$ 2,822,993
(a)
$ 31,380,913
(a)
Investment in affiliated Funds--at value ........................................................... 273,435 46,181 122,581
Investment in affiliated securities--at value ....................................................... – – 191,086
Deposits with counterparty ........................................................................ 17,912 1,448 –
Receivables:
Dividends and interest ....................................................................... 5,397 1,583 4,388
Expense reimbursement from Manager ..................................................... – 94 –
Fund shares sold ............................................................................. 18,235 1,009 45,574
Variation margin on futures ................................................................. 775 78 –
Other assets ........................................................................................ 2 – 6
Total Assets   10,848,716 2,873,386 31,744,548
Liabilities
Accrued management and investment advisory fees .............................................. 688 1,869 15,307
Accrued administrative service fees .............................................................. 15 1 12
Accrued distribution fees .......................................................................... 343 13 538
Accrued service fees .............................................................................. 135 3 88
Accrued transfer agent fees ....................................................................... 308 49 3,564
Accrued chief compliance officer fees ............................................................ – – 2
Accrued directors' expenses ....................................................................... 9 3 27
Accrued professional fees ......................................................................... 19 23 48
Accrued other expenses ........................................................................... 115 38 761
Cash overdraft ..................................................................................... 263 – –
Payables:
Fund shares redeemed ....................................................................... 3,886 895 77,857
Investment securities purchased ............................................................ – 1,234 6,301
Variation margin on futures ................................................................. – 10 –
Collateral obligation on securities loaned, at value ............................................... 21 529 113,740
Total Liabilities
5,802 4,667 218,245
Net Assets Applicable to Outstanding Shares ..................................................
$ 10,842,914 $ 2,868,719 $ 31,526,303
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,832,719 $ 2,205,333 $ 16,651,568
Total distributable earnings (accumulated loss) ...................................................
7,010,195 663,386 14,874,735
Total Net Assets
$ 10,842,914 $ 2,868,719 $ 31,526,303
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 520,000 3,355,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 963,461 N/A $ 1,893,507
Shares Issued and Outstanding .............................................................. 29,038 43,860
Net Asset Value per share ................................................................... $ 33 .18
(b)
$ 43 .17
(b)
Maximum Offering Price ....................................................................
$ 33 .69 $ 45 .68
Class C : Net Assets ................................................................................ N/A N/A $ 29,747
Shares Issued and Outstanding .............................................................. 842
Net Asset Value per share ...................................................................
$ 35 .31
(b)
Class J : Net Assets ................................................................................ $ 1,445,305 $ 86,965 $ 471,374
Shares Issued and Outstanding .............................................................. 44,201 4,329 11,391
Net Asset Value per share ...................................................................
$ 32 .70
(b)
$ 20 .09
(b)
$ 41 .38
(b)
Institutional : Net Assets ........................................................................... $ 7,790,209 $ 2,767,672 $ 15,681,298
Shares Issued and Outstanding .............................................................. 234,394 134,478 346,655
Net Asset Value per share ...................................................................
$ 33 .24 $ 20 .58 $ 45 .24
R-3 : Net Assets .................................................................................... $ 197,091 $ 9,191 $ 164,861
Shares Issued and Outstanding .............................................................. 5,940 419 3,992
Net Asset Value per share ...................................................................
$ 33 .18 $ 21 .94 $ 41 .30
R-5 : Net Assets .................................................................................... $ 446,848 $ 4,891 $ 235,966
Shares Issued and Outstanding .............................................................. 13,210 235 5,354
Net Asset Value per share ...................................................................
$ 33 .83 $ 20 .80 $ 44 .07
R-6 : Net Assets .................................................................................... N/A N/A $ 13,049,550
Shares Issued and Outstanding .............................................................. 287,915
Net Asset Value per share ...................................................................
$ 45 .32
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ................................................................
$ 876,245 $ 2,011,286 $ 892,110
Investment in affiliated Funds--at cost ..........................................................
$ 38,184 $ 77,539 $ –
Repurchase agreements--at cost ................................................................
$ – $ – $ 190,000
Assets
Investment in securities--at value  ................................................................ $ 1,172,715
(a)
$ 2,193,073
(a)
$ 892,110
Investment in affiliated Funds--at value ........................................................... 38,184 77,539 –
Repurchase agreements--at value ................................................................. – – 190,000
Cash ............................................................................................... – 2 78
Deposits with counterparty ........................................................................ 2,541 751 –
Receivables:
Dividends and interest ....................................................................... 460 1,373 327
Expense reimbursement from Manager ..................................................... – 21 –
Expense reimbursement from Distributor ................................................... – – 93
Fund shares sold ............................................................................. 715 855 5,007
Investment securities sold ................................................................... 84 3,924 –
Variation margin on futures ................................................................. 225 66 –
Other assets ........................................................................................ – – 26
Total Assets   1,214,924 2,277,604 1,087,641
Liabilities
Accrued management and investment advisory fees .............................................. 156 1,274 361
Accrued administrative service fees .............................................................. 5 1 –
Accrued distribution fees .......................................................................... 32 35 93
Accrued service fees .............................................................................. 38 10 –
Accrued transfer agent fees ....................................................................... 54 331 67
Accrued directors' expenses ....................................................................... – 1 1
Accrued professional fees ......................................................................... 18 18 23
Accrued other expenses ........................................................................... 42 88 32
Payables:
Dividends payable ........................................................................... – – 3,350
Fund shares redeemed ....................................................................... 518 2,198 702
Investment securities purchased ............................................................ 583 2,365 5,981
Variation margin on futures ................................................................. 2 – –
Collateral obligation on securities loaned, at value ............................................... 3,339 496 –
Total Liabilities
4,787 6,817 10,610
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,210,137 $ 2,270,787 $ 1,077,031
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 824,034 $ 1,973,697 $ 1,077,031
Total distributable earnings (accumulated loss) ...................................................
386,103 297,090 –
Total Net Assets
$ 1,210,137 $ 2,270,787 $ 1,077,031
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 925,000 6,200,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 46,944 $ 348,977
Shares Issued and Outstanding .............................................................. 2,946 348,977
Net Asset Value per share ................................................................... $ 15 .94
(b)
$ 1 .00
(b)
Maximum Offering Price ....................................................................
$ 16 .87 $ 1 .00
Class J : Net Assets ................................................................................ $ 147,752 $ 170,931 $ 728,054
Shares Issued and Outstanding .............................................................. 6,736 10,875 728,054
Net Asset Value per share ...................................................................
$ 21 .94
(b)
$ 15 .72
(b)
$ 1 .00
(b)
Institutional : Net Assets ........................................................................... $ 221,252 $ 864,142 N/A
Shares Issued and Outstanding .............................................................. 9,596 53,943
Net Asset Value per share ...................................................................
$ 23 .06 $ 16 .02
R-3 : Net Assets .................................................................................... $ 63,217 $ 12,331 N/A
Shares Issued and Outstanding .............................................................. 2,667 790
Net Asset Value per share ...................................................................
$ 23 .70 $ 15 .60
R-5 : Net Assets .................................................................................... $ 112,221 $ 31,004 N/A
Shares Issued and Outstanding .............................................................. 4,635 1,958
Net Asset Value per share ...................................................................
$ 24 .21 $ 15 .84
R-6 : Net Assets .................................................................................... $ 665,695 $ 1,145,435 N/A
Shares Issued and Outstanding .............................................................. 28,880 71,267
Net Asset Value per share ...................................................................
$ 23 .05 $ 16 .07
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Investment in securities--at cost ................................................................
$ 1,322,211 $ 2,435,026 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 177,143 $ 93,888 $ 186,367
Foreign currency--at cost ........................................................................
$ 36,592 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 1,503,332
(a)
$ 5,110,723 $ –
Investment in affiliated Funds--at value ........................................................... 177,143 93,888 204,063
Foreign currency--at value ........................................................................ 36,518 – –
Deposits with counterparty ........................................................................ 379 – –
Receivables:
Dividends and interest ....................................................................... 5,840 2,257 444
Expense reimbursement from Manager ..................................................... 37 – –
Fund shares sold ............................................................................. 521 1,655 11
Investment securities sold ................................................................... 9,725 51,547 77
Other assets ........................................................................................ – 5 –
Prepaid directors' expenses ........................................................................ – – 1
Total Assets   1,733,495 5,260,075 204,596
Liabilities
Accrued management and investment advisory fees .............................................. 994 1,826 –
Accrued administrative service fees .............................................................. – 3 1
Accrued distribution fees .......................................................................... – 329 3
Accrued service fees .............................................................................. – 20 7
Accrued transfer agent fees ....................................................................... 55 343 1
Accrued directors' expenses ....................................................................... 1 2 –
Accrued professional fees ......................................................................... 31 26 15
Accrued other expenses ........................................................................... 123 59 2
Cash overdraft ..................................................................................... 5 – –
Payables:
Fund shares redeemed ....................................................................... 312 3,052 89
Investment securities purchased ............................................................ 82,378 72,048 443
Variation margin on futures ................................................................. 31 – –
Collateral obligation on securities loaned, at value ............................................... 8,805 – –
Total Liabilities
92,735 77,708 561
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,640,760 $ 5,182,367 $ 204,035
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,341,509 $ 2,170,584 $ 167,417
Total distributable earnings (accumulated loss) ...................................................
299,251 3,011,783 36,618
Total Net Assets
$ 1,640,760 $ 5,182,367 $ 204,035
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 725,000 850,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 1,520,610 N/A
Shares Issued and Outstanding .............................................................. 16,779
Net Asset Value per share ................................................................... $ 90 .63
(b)
Maximum Offering Price ....................................................................
$ 95 .90
Institutional : Net Assets ........................................................................... $ 1,639,934 $ 3,566,464 $ 171,205
Shares Issued and Outstanding .............................................................. 135,330 37,776 18,804
Net Asset Value per share ...................................................................
$ 12 .12 $ 94 .41 $ 9 .10
R-3 : Net Assets .................................................................................... $ 826 $ 51,979 $ 13,511
Shares Issued and Outstanding .............................................................. 69 574 1,540
Net Asset Value per share ...................................................................
$ 11 .98 $ 90 .50 $ 8 .77
R-5 : Net Assets .................................................................................... N/A $ 43,314 $ 19,319
Shares Issued and Outstanding .............................................................. 466 2,171
Net Asset Value per share ...................................................................
$ 92 .93 $ 8 .90
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,795,460 $ 1,197,198 $ 4,335,556
Assets
Investment in affiliated Funds--at value ........................................................... $ 2,017,198 $ 1,381,220 $ 5,212,977
Receivables:
Dividends and interest ....................................................................... 3,926 2,358 7,314
Fund shares sold ............................................................................. 59 160 896
Investment securities sold ................................................................... 967 140 –
Total Assets   2,022,150 1,383,878 5,221,187
Liabilities
Accrued administrative service fees .............................................................. 4 6 10
Accrued distribution fees .......................................................................... 114 19 205
Accrued service fees .............................................................................. 30 39 71
Accrued transfer agent fees ....................................................................... 31 6 115
Accrued directors' expenses ....................................................................... – – 4
Accrued professional fees ......................................................................... 16 15 17
Accrued other expenses ........................................................................... 19 3 22
Payables:
Fund shares redeemed ....................................................................... 1,027 300 770
Investment securities purchased ............................................................ 3,926 2,358 7,439
Total Liabilities
5,167 2,746 8,653
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,016,983 $ 1,381,132 $ 5,212,534
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,641,294 $ 1,065,718 $ 3,950,968
Total distributable earnings (accumulated loss) ...................................................
375,689 315,414 1,261,566
Total Net Assets
$ 2,016,983 $ 1,381,132 $ 5,212,534
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 425,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 82,201 N/A $ 141,118
Shares Issued and Outstanding .............................................................. 6,155 9,073
Net Asset Value per share ................................................................... $ 13 .35
(a)
$ 15 .55
(a)
Maximum Offering Price ....................................................................
$ 13 .87 $ 16 .16
Class J : Net Assets ................................................................................ $ 649,774 N/A $ 1,127,744
Shares Issued and Outstanding .............................................................. 49,586 73,078
Net Asset Value per share ...................................................................
$ 13 .10
(a)
$ 15 .43
(a)
Institutional : Net Assets ........................................................................... $ 1,143,548 $ 1,198,282 $ 3,610,149
Shares Issued and Outstanding .............................................................. 86,434 98,204 232,582
Net Asset Value per share ...................................................................
$ 13 .23 $ 12 .20 $ 15 .52
R-3 : Net Assets .................................................................................... $ 61,765 $ 90,789 $ 145,283
Shares Issued and Outstanding .............................................................. 4,743 7,687 9,453
Net Asset Value per share ...................................................................
$ 13 .02 $ 11 .81 $ 15 .37
R-5 : Net Assets .................................................................................... $ 79,695 $ 92,061 $ 188,240
Shares Issued and Outstanding .............................................................. 6,075 7,634 12,168
Net Asset Value per share ...................................................................
$ 13 .12 $ 12 .06 $ 15 .47
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,657,117 $ 3,588,831 $ 1,382,136
Assets
Investment in affiliated Funds--at value ........................................................... $ 2,032,111 $ 4,758,198 $ 1,791,454
Receivables:
Dividends and interest ....................................................................... 2,489 3,828 857
Fund shares sold ............................................................................. 787 1,975 760
Total Assets   2,035,387 4,764,001 1,793,071
Liabilities
Accrued administrative service fees .............................................................. 7 9 6
Accrued distribution fees .......................................................................... 21 173 18
Accrued service fees .............................................................................. 49 65 41
Accrued transfer agent fees ....................................................................... 14 77 17
Accrued directors' expenses ....................................................................... 1 3 –
Accrued professional fees ......................................................................... 16 17 16
Accrued other expenses ........................................................................... 3 22 3
Payables:
Fund shares redeemed ....................................................................... 11 804 487
Investment securities purchased ............................................................ 3,264 4,998 1,130
Total Liabilities
3,386 6,168 1,718
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,032,001 $ 4,757,833 $ 1,791,353
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,516,221 $ 3,233,339 $ 1,259,076
Total distributable earnings (accumulated loss) ...................................................
515,780 1,524,494 532,277
Total Net Assets
$ 2,032,001 $ 4,757,833 $ 1,791,353
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 1,025,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 134,166 N/A
Shares Issued and Outstanding .............................................................. 7,668
Net Asset Value per share ................................................................... $ 17 .50
(a)
Maximum Offering Price ....................................................................
$ 18 .52
Class J : Net Assets ................................................................................ N/A $ 929,280 N/A
Shares Issued and Outstanding .............................................................. 52,169
Net Asset Value per share ...................................................................
$ 17 .81
(a)
Institutional : Net Assets ........................................................................... $ 1,802,566 $ 3,388,019 $ 1,597,934
Shares Issued and Outstanding .............................................................. 125,821 187,343 97,117
Net Asset Value per share ...................................................................
$ 14 .33 $ 18 .08 $ 16 .45
R-3 : Net Assets .................................................................................... $ 101,596 $ 127,899 $ 83,240
Shares Issued and Outstanding .............................................................. 7,289 7,254 5,272
Net Asset Value per share ...................................................................
$ 13 .94 $ 17 .63 $ 15 .79
R-5 : Net Assets .................................................................................... $ 127,839 $ 178,469 $ 110,179
Shares Issued and Outstanding .............................................................. 9,013 9,965 6,855
Net Asset Value per share ...................................................................
$ 14 .18 $ 17 .91 $ 16 .07
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,478,202 $ 948,795 $ 954,471
Assets
Investment in affiliated Funds--at value ........................................................... $ 3,420,965 $ 1,215,853 $ 1,194,690
Receivables:
Dividends and interest ....................................................................... 671 160 157
Fund shares sold ............................................................................. 753 1,049 1,033
Total Assets   3,422,389 1,217,062 1,195,880
Liabilities
Accrued administrative service fees .............................................................. 7 4 3
Accrued distribution fees .......................................................................... 90 12 11
Accrued service fees .............................................................................. 52 27 18
Accrued transfer agent fees ....................................................................... 88 19 17
Accrued directors' expenses ....................................................................... 1 – –
Accrued professional fees ......................................................................... 16 15 16
Accrued other expenses ........................................................................... 19 3 5
Payables:
Fund shares redeemed ....................................................................... 20 8 50
Investment securities purchased ............................................................ 1,403 1,200 1,141
Total Liabilities
1,696 1,288 1,261
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,420,693 $ 1,215,774 $ 1,194,619
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,225,497 $ 872,180 $ 882,978
Total distributable earnings (accumulated loss) ...................................................
1,195,196 343,594 311,641
Total Net Assets
$ 3,420,693 $ 1,215,774 $ 1,194,619
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 400,000 425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 128,223 N/A N/A
Shares Issued and Outstanding .............................................................. 6,507
Net Asset Value per share ................................................................... $ 19 .71
(a)
Maximum Offering Price ....................................................................
$ 20 .86
Class J : Net Assets ................................................................................ $ 318,377 N/A $ 19,658
Shares Issued and Outstanding .............................................................. 16,988 989
Net Asset Value per share ...................................................................
$ 18 .74
(a)
$ 19 .87
(a)
Institutional : Net Assets ........................................................................... $ 2,728,357 $ 1,089,194 $ 1,088,171
Shares Issued and Outstanding .............................................................. 138,948 58,078 54,092
Net Asset Value per share ...................................................................
$ 19 .64 $ 18 .75 $ 20 .12
R-3 : Net Assets .................................................................................... $ 104,059 $ 56,461 $ 40,226
Shares Issued and Outstanding .............................................................. 5,428 3,144 2,047
Net Asset Value per share ...................................................................
$ 19 .17 $ 17 .96 $ 19 .65
R-5 : Net Assets .................................................................................... $ 141,677 $ 70,119 $ 46,564
Shares Issued and Outstanding .............................................................. 7,275 3,819 2,343
Net Asset Value per share ...................................................................
$ 19 .47 $ 18 .36 $ 19 .87
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 239,475 $ 81,859 $ 434,221
Assets
Investment in affiliated Funds--at value ........................................................... $ 283,760 $ 92,273 $ 472,247
Receivables:
Dividends and interest ....................................................................... 38 12 458
Expense reimbursement from Manager ..................................................... – 4 2
Fund shares sold ............................................................................. 1,090 1,520 905
Total Assets   284,888 93,809 473,612
Liabilities
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 3 – 53
Accrued service fees .............................................................................. 6 1 –
Accrued transfer agent fees ....................................................................... 3 1 13
Accrued professional fees ......................................................................... 15 15 15
Accrued other expenses ........................................................................... 3 1 12
Payables:
Fund shares redeemed ....................................................................... – – 580
Investment securities purchased ............................................................ 1,127 1,532 783
Total Liabilities
1,158 1,550 1,456
Net Assets Applicable to Outstanding Shares ..................................................
$ 283,730 $ 92,259 $ 472,156
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 225,998 $ 79,371 $ 425,611
Total distributable earnings (accumulated loss) ...................................................
57,732 12,888 46,545
Total Net Assets
$ 283,730 $ 92,259 $ 472,156
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ N/A $ 1,032 $ 421,875
Shares Issued and Outstanding .............................................................. 71 33,937
Net Asset Value per share ...................................................................
$ 14 .56
(a)
$ 12 .43
(a)
Institutional : Net Assets ........................................................................... $ 257,069 $ 86,735 $ 12,172
Shares Issued and Outstanding .............................................................. 15,538 5,965 973
Net Asset Value per share ...................................................................
$ 16 .54 $ 14 .54 $ 12 .51
R-3 : Net Assets .................................................................................... $ 12,318 $ 1,699 N/A
Shares Issued and Outstanding .............................................................. 756 118
Net Asset Value per share ...................................................................
$ 16 .29 $ 14 .36
R-5 : Net Assets .................................................................................... $ 14,343 $ 2,793 N/A
Shares Issued and Outstanding .............................................................. 875 193
Net Asset Value per share ...................................................................
$ 16 .39 $ 14 .46
R-6 : Net Assets .................................................................................... N/A N/A $ 38,109
Shares Issued and Outstanding .............................................................. 3,040
Net Asset Value per share ...................................................................
$ 12 .54
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 543,683 $ 997,696 $ 1,204,355
Assets
Investment in affiliated Funds--at value ........................................................... $ 606,216 $ 1,128,889 $ 1,391,346
Receivables:
Dividends and interest ....................................................................... 505 721 625
Expense reimbursement from Manager ..................................................... 1 1 –
Fund shares sold ............................................................................. 801 1,187 1,325
Prepaid directors' expenses ........................................................................ – – 1
Prepaid transfer agent fees ........................................................................ – 30 –
Total Assets   607,523 1,130,828 1,393,297
Liabilities
Accrued distribution fees .......................................................................... 49 105 114
Accrued transfer agent fees ....................................................................... – 24 34
Accrued professional fees ......................................................................... 15 16 16
Accrued other expenses ........................................................................... 8 16 25
Payables:
Expense reimbursement to Manager ........................................................ – – 3
Fund shares redeemed ....................................................................... 531 669 695
Investment securities purchased ............................................................ 776 1,239 1,254
Total Liabilities
1,379 2,069 2,141
Net Assets Applicable to Outstanding Shares ..................................................
$ 606,144 $ 1,128,759 $ 1,391,156
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 524,111 $ 973,463 $ 1,176,610
Total distributable earnings (accumulated loss) ...................................................
82,033 155,296 214,546
Total Net Assets
$ 606,144 $ 1,128,759 $ 1,391,156
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 390,600 $ 836,376 $ 921,591
Shares Issued and Outstanding .............................................................. 30,103 59,179 62,391
Net Asset Value per share ...................................................................
$ 12 .98
(a)
$ 14 .13
(a)
$ 14 .77
(a)
Institutional : Net Assets ........................................................................... $ 33,850 $ 56,365 $ 76,499
Shares Issued and Outstanding .............................................................. 2,591 3,964 5,135
Net Asset Value per share ...................................................................
$ 13 .07 $ 14 .22 $ 14 .90
R-6 : Net Assets .................................................................................... $ 181,694 $ 236,018 $ 393,066
Shares Issued and Outstanding .............................................................. 13,900 16,586 26,405
Net Asset Value per share ...................................................................
$ 13 .07 $ 14 .23 $ 14 .89
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 801,687 $ 974,368 $ 502,666
Assets
Investment in affiliated Funds--at value ........................................................... $ 957,888 $ 1,191,456 $ 641,969
Receivables:
Dividends and interest ....................................................................... 252 232 87
Expense reimbursement from Manager ..................................................... – – 1
Fund shares sold ............................................................................. 329 993 1,347
Total Assets   958,469 1,192,681 643,404
Liabilities
Accrued distribution fees .......................................................................... 70 89 36
Accrued transfer agent fees ....................................................................... 20 31 17
Accrued professional fees ......................................................................... 16 15 15
Accrued other expenses ........................................................................... 13 18 8
Payables:
Expense reimbursement to Manager ........................................................ – 1 –
Fund shares redeemed ....................................................................... 166 356 51
Investment securities purchased ............................................................ 413 869 1,385
Total Liabilities
698 1,379 1,512
Net Assets Applicable to Outstanding Shares ..................................................
$ 957,771 $ 1,191,302 $ 641,892
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 781,537 $ 948,728 $ 485,409
Total distributable earnings (accumulated loss) ...................................................
176,234 242,574 156,483
Total Net Assets
$ 957,771 $ 1,191,302 $ 641,892
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 563,757 $ 716,575 $ 293,165
Shares Issued and Outstanding .............................................................. 35,351 42,474 16,410
Net Asset Value per share ...................................................................
$ 15 .95
(a)
$ 16 .87
(a)
$ 17 .86
(a)
Institutional : Net Assets ........................................................................... $ 84,443 $ 79,643 $ 64,961
Shares Issued and Outstanding .............................................................. 5,253 4,678 3,609
Net Asset Value per share ...................................................................
$ 16 .08 $ 17 .03 $ 18 .00
R-6 : Net Assets .................................................................................... $ 309,571 $ 395,084 $ 283,766
Shares Issued and Outstanding .............................................................. 19,226 23,161 15,737
Net Asset Value per share ...................................................................
$ 16 .10 $ 17 .06 $ 18 .03
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 467,724 $ 305,168 $ 175,751
Assets
Investment in affiliated Funds--at value ........................................................... $ 607,294 $ 389,773 $ 220,669
Receivables:
Dividends and interest ....................................................................... 43 20 12
Expense reimbursement from Manager ..................................................... 1 4 3
Fund shares sold ............................................................................. 865 527 388
Prepaid directors' expenses ........................................................................ – – 1
Total Assets   608,203 390,324 221,073
Liabilities
Accrued distribution fees .......................................................................... 30 20 12
Accrued transfer agent fees ....................................................................... 18 22 19
Accrued professional fees ......................................................................... 15 15 15
Accrued other expenses ........................................................................... 9 9 9
Payables:
Fund shares redeemed ....................................................................... 624 87 53
Investment securities purchased ............................................................ 285 459 345
Total Liabilities
981 612 453
Net Assets Applicable to Outstanding Shares ..................................................
$ 607,222 $ 389,712 $ 220,620
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 451,183 $ 295,422 $ 170,658
Total distributable earnings (accumulated loss) ...................................................
156,039 94,290 49,962
Total Net Assets
$ 607,222 $ 389,712 $ 220,620
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 238,731 $ 162,437 $ 93,839
Shares Issued and Outstanding .............................................................. 12,847 8,473 4,749
Net Asset Value per share ...................................................................
$ 18 .58
(a)
$ 19 .17
(a)
$ 19 .76
(a)
Institutional : Net Assets ........................................................................... $ 68,856 $ 38,515 $ 23,393
Shares Issued and Outstanding .............................................................. 3,681 1,991 1,167
Net Asset Value per share ...................................................................
$ 18 .71 $ 19 .35 $ 20 .04
R-6 : Net Assets .................................................................................... $ 299,635 $ 188,760 $ 103,388
Shares Issued and Outstanding .............................................................. 16,010 9,734 5,142
Net Asset Value per share ...................................................................
$ 18 .72 $ 19 .39 $ 20 .11
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income Fund
Investment in affiliated Funds--at cost ..........................................................
$ 67,102 $ 10,642 $ 176,364
Assets
Investment in affiliated Funds--at value ........................................................... $ 81,862 $ 12,325 $ 187,912
Receivables:
Dividends and interest ....................................................................... 4 1 184
Expense reimbursement from Manager ..................................................... 4 7 2
Fund shares sold ............................................................................. 142 8 8
Investment securities sold ................................................................... – – 14
Prepaid transfer agent fees ........................................................................ – – 5
Total Assets   82,012 12,341 188,125
Liabilities
Accrued distribution fees .......................................................................... 5 – 17
Accrued transfer agent fees ....................................................................... 14 1 4
Accrued professional fees ......................................................................... 15 14 15
Accrued other expenses ........................................................................... 5 – 8
Payables:
Fund shares redeemed ....................................................................... 21 – 22
Investment securities purchased ............................................................ 125 9 184
Total Liabilities
185 24 250
Net Assets Applicable to Outstanding Shares ..................................................
$ 81,827 $ 12,317 $ 187,875
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 65,534 $ 10,497 $ 172,983
Total distributable earnings (accumulated loss) ...................................................
16,293 1,820 14,892
Total Net Assets
$ 81,827 $ 12,317 $ 187,875
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 250,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 38,114 $ 3,513 $ 133,941
Shares Issued and Outstanding .............................................................. 2,127 231 11,877
Net Asset Value per share ...................................................................
$ 17 .92
(a)
$ 15 .20
(a)
$ 11 .28
(a)
Institutional : Net Assets ........................................................................... $ 4,973 $ 2,396 $ 7,746
Shares Issued and Outstanding .............................................................. 272 159 683
Net Asset Value per share ...................................................................
$ 18 .25 $ 15 .11 $ 11 .35
R-6 : Net Assets .................................................................................... $ 38,740 $ 6,408 $ 46,188
Shares Issued and Outstanding .............................................................. 2,118 424 4,060
Net Asset Value per share ...................................................................
$ 18 .29 $ 15 .12 $ 11 .38
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income Fund
Real Estate Securities
Fund
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 4,865,762 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 694,244 $ 77,998 $ 3,745,128
Investment in affiliated securities--at cost ......................................................
$ – $ 79,312 $ –
Assets
Investment in securities--at value  ................................................................ $ – $ 6,026,179 $ –
Investment in affiliated Funds--at value ........................................................... 724,857 77,998 4,796,179
Investment in affiliated securities--at value ....................................................... – 82,892 –
Receivables:
Dividends and interest ....................................................................... 1,561 363 4,067
Expense reimbursement from Manager ..................................................... 14 134 –
Fund shares sold ............................................................................. 20 7,229 1,231
Investment securities sold ................................................................... 942 – 1,991
Total Assets   727,394 6,194,795 4,803,468
Liabilities
Accrued management and investment advisory fees .............................................. – 4,210 1,104
Accrued administrative service fees .............................................................. 1 2 2
Accrued distribution fees .......................................................................... 43 70 778
Accrued service fees .............................................................................. 9 21 13
Accrued transfer agent fees ....................................................................... 7 929 228
Accrued directors' expenses ....................................................................... – 5 2
Accrued professional fees ......................................................................... 13 23 18
Accrued other expenses ........................................................................... 16 165 42
Payables:
Fund shares redeemed ....................................................................... 963 3,749 3,182
Investment securities purchased ............................................................ 1,561 402 3,963
Total Liabilities
2,613 9,576 9,332
Net Assets Applicable to Outstanding Shares ..................................................
$ 724,781 $ 6,185,219 $ 4,794,136
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 665,335 $ 5,078,355 $ 3,416,640
Total distributable earnings (accumulated loss) ...................................................
59,446 1,106,864 1,377,496
Total Net Assets
$ 724,781 $ 6,185,219 $ 4,794,136
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 925,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 37,164 $ 177,425 $ 2,202,184
Shares Issued and Outstanding .............................................................. 3,026 6,323 122,476
Net Asset Value per share ................................................................... $ 12 .28
(a)
$ 28 .06
(a)
$ 17 .98
(a)
Maximum Offering Price ....................................................................
$ 12 .76 $ 29 .69 $ 19 .03
Class C : Net Assets ................................................................................ N/A $ 11,469 $ 102,794
Shares Issued and Outstanding .............................................................. 417 5,885
Net Asset Value per share ...................................................................
$ 27 .47
(a)
$ 17 .47
(a)
Class J : Net Assets ................................................................................ $ 239,340 $ 120,178 $ 1,712,349
Shares Issued and Outstanding .............................................................. 19,840 4,453 100,451
Net Asset Value per share ...................................................................
$ 12 .06
(a)
$ 26 .99
(a)
$ 17 .05
(a)
Institutional : Net Assets ........................................................................... $ 403,206 $ 3,571,229 $ 717,428
Shares Issued and Outstanding .............................................................. 33,140 127,177 40,909
Net Asset Value per share ...................................................................
$ 12 .17 $ 28 .08 $ 17 .54
R-3 : Net Assets .................................................................................... $ 20,320 $ 27,109 $ 24,411
Shares Issued and Outstanding .............................................................. 1,693 997 1,400
Net Asset Value per share ...................................................................
$ 12 .00 $ 27 .17 $ 17 .43
R-5 : Net Assets .................................................................................... $ 24,751 $ 71,628 $ 34,970
Shares Issued and Outstanding .............................................................. 2,038 2,668 1,999
Net Asset Value per share ...................................................................
$ 12 .15 $ 26 .84 $ 17 .50
R-6 : Net Assets .................................................................................... N/A $ 2,206,181 N/A
Shares Issued and Outstanding .............................................................. 78,604
Net Asset Value per share ...................................................................
$ 28 .07
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 1,593,520 $ 2,450,750 $ 2,011,205
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,883,056 $ 3,380,407 $ 2,232,808
Cash ............................................................................................... – 22,330 –
Receivables:
Dividends and interest ....................................................................... 2,497 1,193 3,563
Fund shares sold ............................................................................. 481 620 4,712
Investment securities sold ................................................................... 315 2,214 70
Total Assets   1,886,349 3,406,764 2,241,153
Liabilities
Accrued management and investment advisory fees .............................................. 433 781 516
Accrued administrative service fees .............................................................. 1 1 –
Accrued distribution fees .......................................................................... 277 577 373
Accrued service fees .............................................................................. 9 9 2
Accrued transfer agent fees ....................................................................... 35 133 55
Accrued directors' expenses ....................................................................... 2 1 1
Accrued professional fees ......................................................................... 16 16 16
Accrued other expenses ........................................................................... 30 24 15
Payables:
Borrowing ................................................................................... – 4,260 –
Dividends payable ........................................................................... – – 3,866
Fund shares redeemed ....................................................................... 776 2,809 848
Investment securities purchased ............................................................ 2,447 1,129 3,499
Total Liabilities
4,026 9,740 9,191
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,882,323 $ 3,397,024 $ 2,231,962
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,527,945 $ 2,121,516 $ 2,042,851
Total distributable earnings (accumulated loss) ...................................................
354,378 1,275,508 189,111
Total Net Assets
$ 1,882,323 $ 3,397,024 $ 2,231,962
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,700,000 1,675,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 522,349 $ 1,803,526 $ 868,475
Shares Issued and Outstanding .............................................................. 38,935 82,866 67,455
Net Asset Value per share ................................................................... $ 13 .42
(a)
$ 21 .76
(a)
$ 12 .87
(a)
Maximum Offering Price ....................................................................
$ 14 .20 $ 23 .03 $ 13 .37
Class C : Net Assets ................................................................................ $ 30,894 $ 74,549 $ 51,518
Shares Issued and Outstanding .............................................................. 2,332 3,864 4,049
Net Asset Value per share ...................................................................
$ 13 .25
(a)
$ 19 .29
(a)
$ 12 .72
(a)
Class J : Net Assets ................................................................................ $ 1,074,776 $ 1,009,226 $ 1,114,673
Shares Issued and Outstanding .............................................................. 81,601 49,183 87,567
Net Asset Value per share ...................................................................
$ 13 .17
(a)
$ 20 .52
(a)
$ 12 .73
(a)
Institutional : Net Assets ........................................................................... $ 213,226 $ 468,388 $ 186,610
Shares Issued and Outstanding .............................................................. 16,112 22,281 14,555
Net Asset Value per share ...................................................................
$ 13 .23 $ 21 .02 $ 12 .82
R-3 : Net Assets .................................................................................... $ 12,775 $ 11,586 $ 2,603
Shares Issued and Outstanding .............................................................. 968 566 204
Net Asset Value per share ...................................................................
$ 13 .20 $ 20 .46 $ 12 .79
R-5 : Net Assets .................................................................................... $ 28,303 $ 29,749 $ 8,083
Shares Issued and Outstanding .............................................................. 2,141 1,432 632
Net Asset Value per share ...................................................................
$ 13 .22 $ 20 .78 $ 12 .80
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Investment in securities--at cost ................................................................
$ – $ 3,357,318 $ 1,876,146
Investment in affiliated Funds--at cost ..........................................................
$ 1,711,045 $ 179,090 $ 52,827
Assets
Investment in securities--at value  ................................................................ $ – $ 3,363,465
(a)
$ 2,225,348
(a)
Investment in affiliated Funds--at value ........................................................... 2,457,639 179,090 52,827
Cash ............................................................................................... – 93 –
Deposits with counterparty ........................................................................ – 375 –
Receivables:
Dividends and interest ....................................................................... 54 25,259 789
Fund shares sold ............................................................................. 471 20,997 2,042
Investment securities sold ................................................................... 1,358 1 –
Other assets ........................................................................................ – – 1
Total Assets   2,459,522 3,589,280 2,281,007
Liabilities
Accrued management and investment advisory fees .............................................. 564 1,002 1,338
Accrued administrative service fees .............................................................. 1 – 2
Accrued distribution fees .......................................................................... 427 67 84
Accrued service fees .............................................................................. 9 4 17
Accrued transfer agent fees ....................................................................... 134 262 248
Accrued directors' expenses ....................................................................... – 3 –
Accrued professional fees ......................................................................... 15 31 21
Accrued other expenses ........................................................................... 17 42 85
Payables:
Dividends payable ........................................................................... – 11,435 –
Expense reimbursement to Manager ........................................................ – – 17
Fund shares redeemed ....................................................................... 1,725 4,050 855
Investment securities purchased ............................................................ – 36,687 –
Collateral obligation on securities loaned, at value ............................................... – 4,911 13,617
Total Liabilities
2,892 58,494 16,284
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,456,630 $ 3,530,786 $ 2,264,723
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,482,235 $ 3,577,791 $ 1,813,092
Total distributable earnings (accumulated loss) ...................................................
974,395 (47,005) 451,631
Total Net Assets
$ 2,456,630 $ 3,530,786 $ 2,264,723
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,875,000 1,220,000 700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,394,075 $ 325,160 $ 262,541
Shares Issued and Outstanding .............................................................. 54,378 26,741 9,147
Net Asset Value per share ................................................................... $ 25 .64
(b)
$ 12 .16
(b)
$ 28 .70
(b)
Maximum Offering Price ....................................................................
$ 27 .13 $ 12 .44 $ 30 .37
Class C : Net Assets ................................................................................ $ 66,773 $ 12,936 N/A
Shares Issued and Outstanding .............................................................. 3,078 1,064
Net Asset Value per share ...................................................................
$ 21 .70
(b)
$ 12 .16
(b)
Class J : Net Assets ................................................................................ $ 573,321 $ 104,710 $ 192,751
Shares Issued and Outstanding .............................................................. 23,697 8,619 7,124
Net Asset Value per share ...................................................................
$ 24 .19
(b)
$ 12 .15
(b)
$ 27 .06
(b)
Institutional : Net Assets ........................................................................... $ 381,234 $ 3,069,877 $ 751,830
Shares Issued and Outstanding .............................................................. 15,436 252,673 23,547
Net Asset Value per share ...................................................................
$ 24 .70 $ 12 .15 $ 31 .93
R-3 : Net Assets .................................................................................... $ 9,073 $ 6,658 $ 17,143
Shares Issued and Outstanding .............................................................. 377 548 605
Net Asset Value per share ...................................................................
$ 24 .09 $ 12 .16 $ 28 .36
R-5 : Net Assets .................................................................................... $ 32,154 $ 11,445 $ 58,569
Shares Issued and Outstanding .............................................................. 1,326 941 1,868
Net Asset Value per share ...................................................................
$ 24 .26 $ 12 .16 $ 31 .36
R-6 : Net Assets .................................................................................... N/A N/A $ 981,889
Shares Issued and Outstanding .............................................................. 30,710
Net Asset Value per share ...................................................................
$ 31 .97
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Investment in securities--at cost ................................................................
$ 1,698,907 $ 999,654 $ 1,006,908
Investment in affiliated Funds--at cost ..........................................................
$ 105,600 $ 40,747 $ 52,211
Assets
Investment in securities--at value  ................................................................ $ 2,138,048
(a)
$ 1,181,875
(a)
$ 1,060,185
(a)
Investment in affiliated Funds--at value ........................................................... 105,600 40,747 52,211
Cash ............................................................................................... 70 – 28
Deposits with counterparty ........................................................................ 129 3,014 350
Receivables:
Dividends and interest ....................................................................... 250 534 500
Expense reimbursement from Manager ..................................................... 28 – 64
Fund shares sold ............................................................................. 733 940 638
Investment securities sold ................................................................... 5,427 – 4,787
Variation margin on futures ................................................................. 11 236 26
Prepaid directors' expenses ........................................................................ – – 1
Total Assets   2,250,296 1,227,346 1,118,790
Liabilities
Accrued management and investment advisory fees .............................................. 1,560 167 825
Accrued administrative service fees .............................................................. 1 5 –
Accrued distribution fees .......................................................................... 12 36 4
Accrued service fees .............................................................................. 10 33 3
Accrued transfer agent fees ....................................................................... 59 50 102
Accrued directors' expenses ....................................................................... 1 1 –
Accrued professional fees ......................................................................... 21 18 21
Accrued other expenses ........................................................................... 53 46 51
Payables:
Expense reimbursement to Manager ........................................................ – 2 –
Fund shares redeemed ....................................................................... 2,059 2,640 401
Investment securities purchased ............................................................ 7,903 – 4,251
Variation margin on futures ................................................................. – 3 –
Collateral obligation on securities loaned, at value ............................................... 48,512 4,115 17,776
Total Liabilities
60,191 7,116 23,434
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,190,105 $ 1,220,230 $ 1,095,356
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,601,626 $ 939,893 $ 979,553
Total distributable earnings (accumulated loss) ...................................................
588,479 280,337 115,803
Total Net Assets
$ 2,190,105 $ 1,220,230 $ 1,095,356
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 870,000 425,000 700,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 71,569 $ 172,867 $ 18,883
Shares Issued and Outstanding .............................................................. 7,689 7,162 1,661
Net Asset Value per share ...................................................................
$ 9 .31
(b)
$ 24 .14
(b)
$ 11 .37
(b)
Institutional : Net Assets ........................................................................... $ 96,068 $ 173,727 $ 146,676
Shares Issued and Outstanding .............................................................. 5,739 6,541 12,259
Net Asset Value per share ...................................................................
$ 16 .74 $ 26 .56 $ 11 .97
R-3 : Net Assets .................................................................................... $ 16,554 $ 63,644 $ 5,422
Shares Issued and Outstanding .............................................................. 1,397 2,328 491
Net Asset Value per share ...................................................................
$ 11 .85 $ 27 .34 $ 11 .05
R-5 : Net Assets .................................................................................... $ 29,868 $ 86,244 $ 6,748
Shares Issued and Outstanding .............................................................. 2,021 3,068 581
Net Asset Value per share ...................................................................
$ 14 .78 $ 28 .11 $ 11 .60
R-6 : Net Assets .................................................................................... $ 1,976,046 $ 723,748 $ 917,627
Shares Issued and Outstanding .............................................................. 117,557 27,264 76,695
Net Asset Value per share ...................................................................
$ 16 .81 $ 26 .55 $ 11 .96
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ............................................................................................................................
$ 523,577
Assets
Investment in securities--at value  ............................................................................................................................ $ 522,149
Cash ........................................................................................................................................................... 2
Receivables:
Dividends and interest ................................................................................................................................... 7,866
Expense reimbursement from Manager ................................................................................................................. 14
Fund shares sold ......................................................................................................................................... 2,615
Investment securities sold ............................................................................................................................... 1,011
Other assets .................................................................................................................................................... 9
Total Assets   533,666
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 168
Accrued distribution fees ...................................................................................................................................... 57
Accrued transfer agent fees ................................................................................................................................... 77
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 36
Accrued other expenses ....................................................................................................................................... 10
Payables:
Dividends payable ....................................................................................................................................... 1,945
Fund shares redeemed ................................................................................................................................... 716
Interest expense and fees payable ....................................................................................................................... 277
Interfund borrowing ..................................................................................................................................... 970
Investment securities purchased ........................................................................................................................ 1,464
Floating rate notes issued .....................................................................................................................................
32,815
Total Liabilities
38,536
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 495,130
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 569,219
Total distributable earnings (accumulated loss) ...............................................................................................................
(74,089)
Total Net Assets
$ 495,130
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 450,000
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 228,582
Shares Issued and Outstanding .......................................................................................................................... 34,157
Net Asset Value per share ............................................................................................................................... $ 6 .69
(a)
Maximum Offering Price ................................................................................................................................
$ 6 .95
Class C : Net Assets ............................................................................................................................................ $ 10,791
Shares Issued and Outstanding .......................................................................................................................... 1,606
Net Asset Value per share ...............................................................................................................................
$ 6 .72
(a)
Institutional : Net Assets ....................................................................................................................................... $ 255,757
Shares Issued and Outstanding .......................................................................................................................... 38,160
Net Asset Value per share ...............................................................................................................................
$ 6 .70
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a),(b)
Core Plus Bond
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 3,530 $ 834
Dividends ............................................................................................... 1 – 805
Interest .................................................................................................. 26,414 405,389 25,607
Securities lending - net .................................................................................
– 60 33
Total Income 26,415 408,979 27,279
Expenses:
Management and investment advisory fees ............................................................ 2,463 34,764 2,224
Distribution f ees - Class A ............................................................................. 808 498 159
Distribution f ees - Class C ............................................................................. 180 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 119 140
Distribution f ees - R-1 ................................................................................. N/A 1 1
Distribution f ees - R-3 ................................................................................. N/A 37 40
Administrative service fees - R-1 ...................................................................... N/A 1 –
Administrative service fees - R-3 ...................................................................... N/A 10 11
Administrative service fees - R-5 ...................................................................... N/A 2 3
Registration fees - Class A ............................................................................. 14 15 14
Registration fees - Class C ............................................................................. 12 N/A N/A
Registration fees - Class J .............................................................................. N/A 16 15
Registration fees - Institutional ........................................................................ 17 34 24
Registration fees - R-6 ................................................................................. N/A 25 N/A
Service fees - R-1 ...................................................................................... N/A 1 –
Service fees - R-3 ...................................................................................... N/A 37 40
Service fees - R-4 ...................................................................................... N/A 1 1
Service fees - R-5 ...................................................................................... N/A 54 65
Shareholder reports - Class A .......................................................................... 2 17 10
Shareholder reports - Class C .......................................................................... 1 N/A N/A
Shareholder reports - Class J ........................................................................... N/A 4 13
Shareholder reports - Institutional ..................................................................... 4 33 22
Shareholder reports - R-6 .............................................................................. N/A 26 N/A
Transfer agent fees - Class A ........................................................................... 145 217 103
Transfer agent fees - Class C ........................................................................... 9 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 48 180
Transfer agent fees - Institutional ...................................................................... 239 520 397
Transfer agent fees - R-6 ............................................................................... N/A 284 N/A
Chief compliance officer expenses ..................................................................... – 7 –
Custodian fees .......................................................................................... – 67 14
Directors' expenses ..................................................................................... 16 226 14
Interest expense and fees ............................................................................... 876 – –
Professional fees ....................................................................................... 40 43 46
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 18 117 14
Total Gross Expenses 4,851 37,231 3,557
Less: Reimbursement from Manager - Class A ........................................................ – – 54
Less: Reimbursement from Manager - Institutional ................................................... 112 33 294
Less: Reimbursement from Distributor - Class J ...................................................... N/A 1 1
Total Net Expenses 4,739 37,197 3,208
Net Investment Income (Loss) 21,676 371,782 24,071
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (7,797) (107,270) (6,680)
Futures contracts ....................................................................................... – (1,884) (7,472)
Swap agreements ....................................................................................... – – 133
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 6,716 355,694 15,641
Futures contracts ....................................................................................... – 3,033 5,626
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (1,081) 249,573 7,248
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 20,595 $ 621,355 $ 31,319
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International
Fund
(a),(b)
Equity Income
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,970 $ 1,503 $ 4,768
Dividends ............................................................................................... 8,491 52,167 180,905
Withholding tax ........................................................................................ (312) (3,705) (1,983)
Interest .................................................................................................. 155,955 5 8
Securities lending - net .................................................................................
369 43 223
Total Income 168,473 50,013 183,921
Expenses:
Management and investment advisory fees ............................................................ 16,244 21,341 43,771
Distribution f ees - Class A ............................................................................. 2,274 574 3,116
Distribution f ees - Class C ............................................................................. 1,071 N/A 680
Distribution f ees - Class J .............................................................................. N/A 242 133
Distribution f ees - R-1 ................................................................................. N/A 1 –
Distribution f ees - R-3 ................................................................................. N/A 32 71
Distribution f ees - R-4 ................................................................................. N/A – 2
Administrative service fees - R-3 ...................................................................... N/A 9 20
Administrative service fees - R-4 ...................................................................... N/A – 1
Administrative service fees - R-5 ...................................................................... N/A 2 16
Registration fees - Class A ............................................................................. 37 17 23
Registration fees - Class C ............................................................................. 27 N/A 13
Registration fees - Class J .............................................................................. N/A 15 15
Registration fees - Institutional ........................................................................ 52 24 46
Registration fees - R-6 ................................................................................. 24 21 N/A
Service fees - R-3 ...................................................................................... N/A 32 71
Service fees - R-4 ...................................................................................... N/A 1 5
Service fees - R-5 ...................................................................................... N/A 59 398
Shareholder reports - Class A .......................................................................... 23 21 31
Shareholder reports - Class C .......................................................................... – N/A 2
Shareholder reports - Class J ........................................................................... N/A 11 3
Shareholder reports - Institutional ..................................................................... 48 6 44
Shareholder reports - R-6 .............................................................................. 2 25 N/A
Transfer agent fees - Class A ........................................................................... 902 317 1,047
Transfer agent fees - Class C ........................................................................... 114 N/A 65
Transfer agent fees - Class J ........................................................................... N/A 214 57
Transfer agent fees - Institutional ...................................................................... 1,332 133 2,068
Transfer agent fees - R-6 ............................................................................... 13 267 N/A
Chief compliance officer expenses ..................................................................... 2 2 6
Custodian fees .......................................................................................... 107 394 175
Directors' expenses ..................................................................................... 58 56 183
Professional fees ....................................................................................... 57 209 36
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 188 131 101
Total Gross Expenses 22,582 24,163 52,206
Less: Reimbursement from Manager - Institutional ................................................... 1,244 86 1,288
Less: Reimbursement from Manager - R-6 ............................................................ 31 283 N/A
Less: Reimbursement from Distributor - Class J ...................................................... N/A 2 1
Total Net Expenses 21,307 23,792 50,917
Net Investment Income (Loss) 147,166 26,221 133,004

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International
Fund
(a),(b)
Equity Income
Fund
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ (1,028) and $ – , respectively) .................. (14,906) 1,100,439 755,676
Foreign currency contracts ............................................................................. (193) – –
Foreign currency transactions .......................................................................... (104) (1,016) 3
Futures contracts ....................................................................................... (3,018) – –
Options and swaptions ................................................................................. 125 – –
Short sales .............................................................................................. 152 – –
Swap agreements ....................................................................................... 229 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ – , $ (89) and $ – , respectively) .................................. 29,502 (607,081) 3,710
Foreign currency contracts ............................................................................. (63) – –
Futures contracts ....................................................................................... 1,067 – –
Options and swaptions ................................................................................. (20) – –
Short sales .............................................................................................. (184) – –
Swap agreements ....................................................................................... 388 – –
Translation of assets and liabilities in foreign currencies .............................................. 60 814 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 13,035 493,156 759,389
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 160,201 $ 519,377 $ 892,393
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
(a),(b)
Global Real Estate
Securities Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,237 $ 3,637 $ 1,063
Dividends ............................................................................................... – 70,014 54,936
Withholding tax ........................................................................................ (864) (7,155) (2,252)
Interest .................................................................................................. 54,191 15 7
Securities lending - net .................................................................................
132 121 1
Total Income 55,696 66,632 53,755
Expenses:
Management and investment advisory fees ............................................................ 5,049 28,148 14,785
Distribution f ees - Class A ............................................................................. N/A 175 127
Distribution f ees - Class J .............................................................................. N/A 114 N/A
Distribution f ees - R-3 ................................................................................. N/A 13 2
Administrative service fees - R-3 ...................................................................... N/A 4 1
Administrative service fees - R-5 ...................................................................... N/A 1 1
Registration fees - Class A ............................................................................. N/A 15 24
Registration fees - Class J .............................................................................. N/A 15 N/A
Registration fees - Institutional ........................................................................ 60 17 23
Registration fees - R-6 ................................................................................. N/A 20 19
Service fees - R-3 ...................................................................................... N/A 13 2
Service fees - R-5 ...................................................................................... N/A 12 24
Shareholder reports - Class A .......................................................................... N/A 9 5
Shareholder reports - Class J ........................................................................... N/A 6 N/A
Shareholder reports - Institutional ..................................................................... 22 20 35
Shareholder reports - R-6 .............................................................................. N/A 17 11
Transfer agent fees - Class A ........................................................................... N/A 125 85
Transfer agent fees - Class J ........................................................................... N/A 138 N/A
Transfer agent fees - Institutional ...................................................................... 382 35 1,111
Transfer agent fees - R-6 ............................................................................... N/A 262 47
Chief compliance officer expenses ..................................................................... – 2 1
Custodian fees .......................................................................................... 115 716 52
Directors' expenses ..................................................................................... 17 65 39
Professional fees ....................................................................................... 51 281 47
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 8 103 42
Total Gross Expenses 5,711 30,333 16,490
Less: Reimbursement from Manager - Class J ......................................................... N/A 29 N/A
Less: Reimbursement from Manager - Institutional ................................................... – 26 637
Less: Reimbursement from Manager - R-6 ............................................................ N/A 79 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A 1 N/A
Total Net Expenses 5,711 30,198 15,853
Net Investment Income (Loss) 49,985 36,434 37,902
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ 436 and $ – , respectively) ...................... 8,513 110,318 (9,175)
Foreign currency contracts ............................................................................. (941) – –
Foreign currency transactions .......................................................................... (588) (2,956) 22
Futures contracts ....................................................................................... 955 – –
Swap agreements ....................................................................................... (3,835) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (217) , $ (10,186) and $ – , respectively) ......................... 33,940 757,737 (4,085)
Foreign currency contracts ............................................................................. (236) – –
Futures contracts ....................................................................................... 350 – –
Swap agreements ....................................................................................... 2,566 – –
Translation of assets and liabilities in foreign currencies .............................................. 137 (85) 36
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 40,861 865,014 (13,202)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 90,846 $ 901,448 $ 24,700
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Fund
(a),(b)
Government Money
Market Fund High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 396 $ – $ 8,276
Dividends ............................................................................................... 13 9,578 1,992
Interest .................................................................................................. 27,196 164,321 437,314
Securities lending - net .................................................................................
– – 1,014
Total Income 27,605 173,899 448,596
Expenses:
Management and investment advisory fees ............................................................ 3,093 5,984 31,071
Distribution f ees - Class A ............................................................................. 205 N/A 1,021
Distribution f ees - Class C ............................................................................. N/A N/A 223
Distribution f ees - Class J .............................................................................. 100 N/A N/A
Distribution f ees - R-3 ................................................................................. 8 N/A N/A
Administrative service fees - R-3 ...................................................................... 2 N/A N/A
Administrative service fees - R-5 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. 12 N/A 38
Registration fees - Class C ............................................................................. N/A N/A 13
Registration fees - Class J .............................................................................. 23 N/A N/A
Registration fees - Institutional ........................................................................ 20 13 43
Registration fees - R-6 ................................................................................. N/A 175 21
Service fees - R-3 ...................................................................................... 8 N/A N/A
Service fees - R-5 ...................................................................................... 18 N/A N/A
Shareholder reports - Class A .......................................................................... 14 N/A 20
Shareholder reports - Class J ........................................................................... 6 N/A N/A
Shareholder reports - Institutional ..................................................................... 18 – 53
Shareholder reports - R-6 .............................................................................. N/A 1 1
Transfer agent fees - Class A ........................................................................... 178 N/A 504
Transfer agent fees - Class C ........................................................................... N/A N/A 24
Transfer agent fees - Class J ........................................................................... 119 N/A N/A
Transfer agent fees - Institutional ...................................................................... 301 251 1,413
Transfer agent fees - R-6 ............................................................................... N/A 12 109
Chief compliance officer expenses ..................................................................... – 2 4
Custodian fees .......................................................................................... 12 54 42
Directors' expenses ..................................................................................... 17 90 136
Professional fees ....................................................................................... 43 31 52
Technology fees ........................................................................................ 7 3 7
Other expenses ......................................................................................... 9 71 170
Total Gross Expenses 4,214 6,687 34,965
Less: Reimbursement from Manager .................................................................. – 307 –
Less: Reimbursement from Manager - Institutional ................................................... 208 43 136
Less: Reimbursement from Manager - R-3 ............................................................ 3 N/A N/A
Less: Reimbursement from Manager - R-5 ............................................................ 6 N/A N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A 408 –
Less: Reimbursement from Distributor - Class J ...................................................... 1 N/A N/A
Total Net Expenses 3,996 5,929 34,829
Net Investment Income (Loss) 23,609 167,970 413,767
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (19,108) – (44,209)
Foreign currency contracts ............................................................................. – – (408)
Foreign currency transactions .......................................................................... – – 393
Futures contracts ....................................................................................... (1,301) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 37,656 – 16,537
Foreign currency contracts ............................................................................. – – 85
Futures contracts ....................................................................................... (102) – –
Translation of assets and liabilities in foreign currencies .............................................. – – (265)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 17,145 – (27,867)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 40,754 $ 167,970 $ 385,900
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a),(b)
International Equity
Fund
(a),(b)
LargeCap Growth
Fund I
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 314 $ 3,345 $ 7,744
Dividends ............................................................................................... – 134,490 36,554
Withholding tax ........................................................................................ – (10,176) (270)
Interest .................................................................................................. 107,418 (27) 191
Securities lending - net .................................................................................
– 162 7
Total Income 107,732 127,794 44,226
Expenses:
Management and investment advisory fees ............................................................ 8,337 25,707 55,792
Distribution f ees - Class A ............................................................................. N/A N/A 1,345
Distribution f ees - Class J .............................................................................. 18 N/A 644
Distribution f ees - R-1 ................................................................................. – – 2
Distribution f ees - R-3 ................................................................................. 12 6 186
Distribution f ees - R-4 ................................................................................. – – 3
Administrative service fees - R-1 ...................................................................... – – 2
Administrative service fees - R-3 ...................................................................... 4 2 52
Administrative service fees - R-4 ...................................................................... – – 1
Administrative service fees - R-5 ...................................................................... – – 16
Registration fees - Class A ............................................................................. N/A N/A 24
Registration fees - Class J .............................................................................. 16 N/A 28
Registration fees - Institutional ........................................................................ 24 16 21
Registration fees - R-6 ................................................................................. N/A 19 23
Service fees - R-1 ...................................................................................... – – 2
Service fees - R-3 ...................................................................................... 12 6 186
Service fees - R-4 ...................................................................................... – – 7
Service fees - R-5 ...................................................................................... 8 7 401
Shareholder reports - Class A .......................................................................... N/A N/A 27
Shareholder reports - Class J ........................................................................... 1 N/A 7
Shareholder reports - Institutional ..................................................................... 18 1 10
Shareholder reports - R-6 .............................................................................. N/A – 2
Transfer agent fees - Class A ........................................................................... N/A N/A 417
Transfer agent fees - Class J ........................................................................... 13 N/A 137
Transfer agent fees - Institutional ...................................................................... 76 7 476
Transfer agent fees - R-6 ............................................................................... N/A 24 18
Chief compliance officer expenses ..................................................................... 2 3 6
Custodian fees .......................................................................................... 37 407 67
Directors' expenses ..................................................................................... 50 99 196
Professional fees ....................................................................................... 44 83 54
Technology fees ........................................................................................ 7 7 6
Other expenses ......................................................................................... 32 236 114
Total Gross Expenses 8,711 26,630 60,272
Less: Reimbursement from Manager .................................................................. – – 1,488
Less: Reimbursement from Distributor - Class J ...................................................... – N/A 7
Total Net Expenses 8,711 26,630 58,777
Net Investment Income (Loss) 99,021 101,164 (14,551)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ 0 and $ – , respectively) ........................ (34,558) 162,084 1,333,876
Foreign currency contracts ............................................................................. 161 – –
Foreign currency transactions .......................................................................... 62 (23) –
Futures contracts ....................................................................................... (2,812) – (2,895)
Options and swaptions ................................................................................. 1,633 – –
Short sales .............................................................................................. (16) – –
Swap agreements ....................................................................................... 3,846 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 59,193 837,391 392,901
Foreign currency contracts ............................................................................. (1,485) – –
Futures contracts ....................................................................................... (271) – 2,311
Options and swaptions ................................................................................. 292 – –
Swap agreements ....................................................................................... 929 – –
Translation of assets and liabilities in foreign currencies .............................................. 30 (196) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 27,004 999,256 1,726,193
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 126,025 $ 1,100,420 $ 1,711,642
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Fund
(a),(b)
LargeCap Value
Fund III
(a),(b)
MidCap Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 9,508 $ 4,074 $ 1,144
Dividends ............................................................................................... 113,191 72,138 197,562
Withholding tax ........................................................................................ (27) (667) (8,091)
Interest .................................................................................................. 551 125 17
Securities lending - net .................................................................................
180 200 299
Total Income 123,403 75,870 190,931
Expenses:
Management and investment advisory fees ............................................................ 7,592 24,740 171,268
Distribution f ees - Class A ............................................................................. 1,284 N/A 4,990
Distribution f ees - Class C ............................................................................. N/A N/A 329
Distribution f ees - Class J .............................................................................. 1,963 130 596
Distribution f ees - R-1 ................................................................................. 4 1 23
Distribution f ees - R-3 ................................................................................. 459 24 384
Distribution f ees - R-4 ................................................................................. 9 – 4
Administrative service fees - R-1 ...................................................................... 3 1 19
Administrative service fees - R-3 ...................................................................... 129 7 108
Administrative service fees - R-4 ...................................................................... 3 – 1
Administrative service fees - R-5 ...................................................................... 41 1 31
Registration fees - Class A ............................................................................. 66 N/A 42
Registration fees - Class C ............................................................................. N/A N/A 12
Registration fees - Class J .............................................................................. 33 15 22
Registration fees - Institutional ........................................................................ 31 25 377
Registration fees - R-6 ................................................................................. N/A N/A 226
Service fees - R-1 ...................................................................................... 2 1 17
Service fees - R-3 ...................................................................................... 459 24 384
Service fees - R-4 ...................................................................................... 21 – 10
Service fees - R-5 ...................................................................................... 1,036 15 775
Shareholder reports - Class A .......................................................................... 24 N/A 55
Shareholder reports - Class C .......................................................................... N/A N/A 1
Shareholder reports - Class J ........................................................................... 17 4 8
Shareholder reports - Institutional ..................................................................... 25 21 528
Shareholder reports - R-6 .............................................................................. N/A N/A 621
Transfer agent fees - Class A ........................................................................... 558 N/A 1,628
Transfer agent fees - Class C ........................................................................... N/A N/A 35
Transfer agent fees - Class J ........................................................................... 363 72 149
Transfer agent fees - Institutional ...................................................................... 513 283 14,747
Transfer agent fees - R-6 ............................................................................... N/A N/A 427
Chief compliance officer expenses ..................................................................... 6 2 19
Custodian fees .......................................................................................... 56 55 226
Directors' expenses ..................................................................................... 199 80 649
Professional fees ....................................................................................... 29 30 48
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 200 50 464
Total Gross Expenses 15,132 25,588 199,230
Less: Reimbursement from Manager .................................................................. – 1,383 –
Less: Reimbursement from Distributor - Class J ...................................................... 22 1 6
Total Net Expenses 15,110 24,204 199,224
Net Investment Income (Loss) 108,293 51,666 (8,293)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 265,843 479,970 1,904,194
Foreign currency transactions .......................................................................... – 49 2
Futures contracts ....................................................................................... 9,244 4,828 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 1,422,980 (282,378) (1,304,393)
Investment in affiliated securities ...................................................................... – – 83,537
Futures contracts ....................................................................................... 5,797 1,170 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 1,703,864 203,639 683,340
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,812,157 $ 255,305 $ 675,047
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
(a),(b)
MidCap Value Fund
I
(a),(b)
Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,102 $ 2,928 $ –
Dividends ............................................................................................... 17,833 43,009 1,728
Withholding tax ........................................................................................ (14) (47) –
Interest .................................................................................................. 77 38 46,839
Securities lending - net .................................................................................
22 42 –
Total Income 19,020 45,970 48,567
Expenses:
Management and investment advisory fees ............................................................ 1,866 16,184 4,264
Distribution f ees - Class A ............................................................................. N/A 123 –
Distribution f ees - Class J .............................................................................. 225 270 1,093
Distribution f ees - R-1 ................................................................................. 1 1 N/A
Distribution f ees - R-3 ................................................................................. 163 32 N/A
Distribution f ees - R-4 ................................................................................. 3 1 N/A
Administrative service fees - R-1 ...................................................................... 1 – N/A
Administrative service fees - R-3 ...................................................................... 46 9 N/A
Administrative service fees - R-4 ...................................................................... 1 – N/A
Administrative service fees - R-5 ...................................................................... 12 3 N/A
Registration fees - Class A ............................................................................. N/A 15 38
Registration fees - Class J .............................................................................. 16 15 44
Registration fees - Institutional ........................................................................ 18 21 N/A
Registration fees - R-6 ................................................................................. 26 18 N/A
Service fees - R-1 ...................................................................................... 1 – N/A
Service fees - R-3 ...................................................................................... 163 32 N/A
Service fees - R-4 ...................................................................................... 7 1 N/A
Service fees - R-5 ...................................................................................... 302 85 N/A
Shareholder reports - Class A .......................................................................... N/A 5 13
Shareholder reports - Class J ........................................................................... 4 8 13
Shareholder reports - Institutional ..................................................................... 17 122 N/A
Shareholder reports - R-6 .............................................................................. 4 – N/A
Transfer agent fees - Class A ........................................................................... N/A 65 164
Transfer agent fees - Class J ........................................................................... 89 142 160
Transfer agent fees - Institutional ...................................................................... 158 918 N/A
Transfer agent fees - R-6 ............................................................................... 8 78 N/A
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 13 46 41
Directors' expenses ..................................................................................... 27 51 25
Professional fees ....................................................................................... 22 31 28
Technology fees ........................................................................................ 7 7 3
Other expenses ......................................................................................... 28 35 13
Total Gross Expenses 3,229 18,320 5,900
Less: Reimbursement from Manager .................................................................. – 501 –
Less: Reimbursement from Manager - Institutional ................................................... – 467 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 3 3 1,093
Total Net Expenses 3,226 17,349 4,807
Net Investment Income (Loss) 15,794 28,621 43,760
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 106,147 170,313 –
Futures contracts ....................................................................................... (3,063) (851) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (46,710) (138,978) –
Futures contracts ....................................................................................... 184 13 –
Net Realized and Unrealized Gain (Loss) on investments and futures 56,558 30,497 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 72,352 $ 59,118 $ 43,760
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands Overseas Fund
(a)
Principal Capital
Appreciation
Fund
(b),(c)
Principal LifeTime
2015 Fund
(b),(c)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 909 $ 1,965 $ 6,828
Dividends ............................................................................................... 43,802 48,258 –
Withholding tax ........................................................................................ (3,219) (418) –
Interest .................................................................................................. 26 15 –
Securities lending - net .................................................................................
86 2 –
Total Income 41,604 49,822 6,828
Expenses:
Management and investment advisory fees ............................................................ 10,571 20,138 N/A
Distribution f ees - Class A ............................................................................. N/A 3,567 N/A
Distribution f ees - R-3 ................................................................................. 2 118 36
Distribution f ees - R-4 ................................................................................. – 1 1
Administrative service fees - R-3 ...................................................................... – 33 10
Administrative service fees - R-5 ...................................................................... N/A 4 2
Registration fees - Class A ............................................................................. N/A 41 N/A
Registration fees - Institutional ........................................................................ 21 54 15
Service fees - R-3 ...................................................................................... 1 118 36
Service fees - R-4 ...................................................................................... – 2 1
Service fees - R-5 ...................................................................................... N/A 111 49
Shareholder reports - Class A .......................................................................... N/A 29 N/A
Shareholder reports - Institutional ..................................................................... 40 39 –
Transfer agent fees - Class A ........................................................................... N/A 830 N/A
Transfer agent fees - Institutional ...................................................................... 316 938 4
Chief compliance officer expenses ..................................................................... 1 3 –
Custodian fees .......................................................................................... 221 31 –
Directors' expenses ..................................................................................... 27 103 7
Professional fees ....................................................................................... 79 32 16
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 16 50 3
Total Gross Expenses 11,302 26,249 187
Less: Reimbursement from Manager .................................................................. 239 – –
Less: Reimbursement from Manager - Institutional ................................................... 171 – –
Total Net Expenses 10,892 26,249 187
Net Investment Income (Loss) 30,712 23,573 6,641
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 150,167 409,437 –
Investment transactions in affiliated Funds ............................................................ – – 13,008
Foreign currency transactions .......................................................................... (23) – –
Futures contracts ....................................................................................... 433 – –
Capital gain distributions received from affiliated Funds .............................................. – – 4,984
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 112,310 411,149 –
Investments in affiliated Funds ......................................................................... – – (5,181)
Futures contracts ....................................................................................... (11) – –
Translation of assets and liabilities in foreign currencies .............................................. 315 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 263,191 820,586 12,811
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 293,903 $ 844,159 $ 19,452
(a)
Class R-4 shares discontinued operations and converted to Institutional shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(c)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
2020 Fund
(a),(b)
Principal LifeTime
2025 Fund
(a),(b)
Principal LifeTime
2030 Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 63,925 $ 40,704 $ 133,608
Total Income 63,925 40,704 133,608
Expenses:
Distribution f ees - Class A ............................................................................. 209 N/A 345
Distribution f ees - Class J .............................................................................. 980 N/A 1,667
Distribution f ees - R-1 ................................................................................. 3 1 5
Distribution f ees - R-3 ................................................................................. 159 227 356
Distribution f ees - R-4 ................................................................................. 1 2 3
Administrative service fees - R-1 ...................................................................... 2 1 4
Administrative service fees - R-3 ...................................................................... 45 64 100
Administrative service fees - R-4 ...................................................................... – 1 1
Administrative service fees - R-5 ...................................................................... 9 9 19
Registration fees - Class A ............................................................................. 18 N/A 19
Registration fees - Class J .............................................................................. 16 N/A 20
Registration fees - Institutional ........................................................................ 27 18 30
Service fees - R-1 ...................................................................................... 2 1 3
Service fees - R-3 ...................................................................................... 159 227 356
Service fees - R-4 ...................................................................................... 3 5 8
Service fees - R-5 ...................................................................................... 214 234 481
Shareholder reports - Class A .......................................................................... 3 N/A 5
Shareholder reports - Class J ........................................................................... 7 N/A 12
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... 44 N/A 74
Transfer agent fees - Class J ........................................................................... 78 N/A 185
Transfer agent fees - Institutional ...................................................................... 36 17 99
Chief compliance officer expenses ..................................................................... 1 1 3
Directors' expenses ..................................................................................... 45 32 113
Professional fees ....................................................................................... 19 18 22
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 26 16 56
Total Gross Expenses 2,114 882 3,994
Less: Reimbursement from Distributor - Class J ...................................................... 11 N/A 19
Total Net Expenses 2,103 882 3,975
Net Investment Income (Loss) 61,822 39,822 129,633
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 79,064 79,833 167,797
Capital gain distributions received from affiliated Funds .............................................. 60,281 47,358 199,900
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 4,581 (16,779) 99,854
Net Realized and Unrealized Gain (Loss) on investments 143,926 110,412 467,551
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 205,748 $ 150,234 $ 597,184
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
2035 Fund
(a),(b)
Principal LifeTime
2040 Fund
(a),(b)
Principal LifeTime
2045 Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 46,239 $ 94,619 $ 30,305
Total Income 46,239 94,619 30,305
Expenses:
Distribution f ees - Class A ............................................................................. N/A 312 N/A
Distribution f ees - Class J .............................................................................. N/A 1,328 N/A
Distribution f ees - R-1 ................................................................................. 2 4 1
Distribution f ees - R-3 ................................................................................. 247 319 203
Distribution f ees - R-4 ................................................................................. 2 3 2
Administrative service fees - R-1 ...................................................................... 1 3 1
Administrative service fees - R-3 ...................................................................... 69 89 57
Administrative service fees - R-4 ...................................................................... 1 1 –
Administrative service fees - R-5 ...................................................................... 12 18 10
Registration fees - Class A ............................................................................. N/A 17 N/A
Registration fees - Class J .............................................................................. N/A 20 N/A
Registration fees - Institutional ........................................................................ 19 29 19
Service fees - R-1 ...................................................................................... 1 3 1
Service fees - R-3 ...................................................................................... 247 319 203
Service fees - R-4 ...................................................................................... 6 8 4
Service fees - R-5 ...................................................................................... 293 454 248
Shareholder reports - Class A .......................................................................... N/A 5 N/A
Shareholder reports - Class J ........................................................................... N/A 8 N/A
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... N/A 91 N/A
Transfer agent fees - Class J ........................................................................... N/A 199 N/A
Transfer agent fees - Institutional ...................................................................... 40 105 43
Chief compliance officer expenses ..................................................................... 1 3 1
Directors' expenses ..................................................................................... 43 100 37
Professional fees ....................................................................................... 18 21 18
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 21 50 18
Total Gross Expenses 1,031 3,517 874
Less: Reimbursement from Distributor - Class J ...................................................... N/A 15 N/A
Total Net Expenses 1,031 3,502 874
Net Investment Income (Loss) 45,208 91,117 29,431
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 49,731 122,576 35,177
Capital gain distributions received from affiliated Funds .............................................. 84,093 236,952 93,685
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 65,274 183,532 90,238
Net Realized and Unrealized Gain (Loss) on investments 199,098 543,060 219,100
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 244,306 $ 634,177 $ 248,531
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
2050 Fund
(a),(b)
Principal LifeTime
2055 Fund
(a),(b)
Principal LifeTime
2060 Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 51,958 $ 17,495 $ 16,796
Total Income 51,958 17,495 16,796
Expenses:
Distribution f ees - Class A ............................................................................. 297 N/A N/A
Distribution f ees - Class J .............................................................................. 452 N/A 27
Distribution f ees - R-1 ................................................................................. 3 1 1
Distribution f ees - R-3 ................................................................................. 253 138 92
Distribution f ees - R-4 ................................................................................. 3 1 1
Administrative service fees - R-1 ...................................................................... 2 1 1
Administrative service fees - R-3 ...................................................................... 71 39 26
Administrative service fees - R-4 ...................................................................... 1 – –
Administrative service fees - R-5 ...................................................................... 14 6 4
Registration fees - Class A ............................................................................. 17 N/A N/A
Registration fees - Class J .............................................................................. 16 N/A 14
Registration fees - Institutional ........................................................................ 29 18 18
Service fees - R-1 ...................................................................................... 2 – 1
Service fees - R-3 ...................................................................................... 253 138 92
Service fees - R-4 ...................................................................................... 7 2 2
Service fees - R-5 ...................................................................................... 340 150 104
Shareholder reports - Class A .......................................................................... 6 N/A N/A
Shareholder reports - Class J ........................................................................... 3 N/A 1
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... 123 N/A N/A
Transfer agent fees - Class J ........................................................................... 135 N/A 19
Transfer agent fees - Institutional ...................................................................... 90 46 41
Chief compliance officer expenses ..................................................................... 2 1 1
Directors' expenses ..................................................................................... 70 25 25
Professional fees ....................................................................................... 20 17 17
Technology fees ........................................................................................ 7 7 6
Other expenses ......................................................................................... 36 13 12
Total Gross Expenses 2,253 604 506
Less: Reimbursement from Distributor - Class J ...................................................... 5 N/A –
Total Net Expenses 2,248 604 506
Net Investment Income (Loss) 49,710 16,891 16,290
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 78,113 16,912 12,951
Capital gain distributions received from affiliated Funds .............................................. 199,713 68,797 65,797
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 176,606 74,055 77,453
Net Realized and Unrealized Gain (Loss) on investments 454,432 159,764 156,201
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 504,142 $ 176,655 $ 172,491
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
2065 Fund
(a),(b)
Principal LifeTime
2070 Fund
(a),(b)
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,627 $ 810 $ 11,278
Total Income 3,627 810 11,278
Expenses:
Distribution f ees - Class J .............................................................................. N/A 1 503
Distribution f ees - R-3 ................................................................................. 26 3 N/A
Administrative service fees - R-3 ...................................................................... 7 1 N/A
Administrative service fees - R-5 ...................................................................... 1 – N/A
Registration fees - Class J .............................................................................. N/A 14 43
Registration fees - Institutional ........................................................................ 19 16 17
Registration fees - R-6 ................................................................................. N/A N/A 17
Service fees - R-3 ...................................................................................... 26 3 N/A
Service fees - R-4 ...................................................................................... 1 – N/A
Service fees - R-5 ...................................................................................... 28 5 N/A
Shareholder reports - Class J ........................................................................... N/A – 4
Shareholder reports - Institutional ..................................................................... 1 1 –
Transfer agent fees - Class J ........................................................................... N/A 3 4
Transfer agent fees - Institutional ...................................................................... 10 2 4
Transfer agent fees - R-6 ............................................................................... N/A N/A 2
Directors' expenses ..................................................................................... 8 4 10
Professional fees ....................................................................................... 16 16 18
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 3 2 6
Total Gross Expenses 153 78 635
Less: Reimbursement from Manager - Class J ......................................................... N/A 17 –
Less: Reimbursement from Manager - Institutional ................................................... – 15 17
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 17
Less: Reimbursement from Distributor - Class J ...................................................... N/A – 4
Total Net Expenses 153 46 597
Net Investment Income (Loss) 3,474 764 10,681
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 1,454 (144) 3,700
Capital gain distributions received from affiliated Funds .............................................. 13,870 2,825 2,773
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 20,095 7,433 23,465
Net Realized and Unrealized Gain (Loss) on investments 35,419 10,114 29,938
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 38,893 $ 10,878 $ 40,619
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 16,613 $ 26,661 $ 27,876
Total Income 16,613 26,661 27,876
Expenses:
Distribution f ees - Class J .............................................................................. 536 1,066 1,074
Registration fees - Class J .............................................................................. 28 53 68
Registration fees - Institutional ........................................................................ 17 17 18
Registration fees - R-6 ................................................................................. 20 25 24
Shareholder reports - Class J ........................................................................... 3 6 7
Shareholder reports - R-6 .............................................................................. 1 – 1
Transfer agent fees - Class J ........................................................................... 13 (3) 22
Transfer agent fees - Institutional ...................................................................... 15 20 21
Transfer agent fees - R-6 ............................................................................... 2 2 3
Chief compliance officer expenses ..................................................................... – 1 1
Directors' expenses ..................................................................................... 13 22 25
Professional fees ....................................................................................... 18 18 19
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 8 13 14
Total Gross Expenses 681 1,247 1,304
Less: Reimbursement from Manager - Institutional ................................................... 18 14 7
Less: Reimbursement from Manager - R-6 ............................................................ 3 – –
Less: Reimbursement from Distributor - Class J ...................................................... 6 11 10
Total Net Expenses 654 1,222 1,287
Net Investment Income (Loss) 15,959 25,439 26,589
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 12,934 12,728 14,094
Capital gain distributions received from affiliated Funds .............................................. 5,386 10,476 13,995
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 27,655 70,370 99,197
Net Realized and Unrealized Gain (Loss) on investments 45,975 93,574 127,286
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 61,934 $ 119,013 $ 153,875

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 18,629 $ 18,856 $ 10,485
Total Income 18,629 18,856 10,485
Expenses:
Distribution f ees - Class J .............................................................................. 677 805 361
Registration fees - Class J .............................................................................. 42 53 29
Registration fees - Institutional ........................................................................ 16 18 17
Registration fees - R-6 ................................................................................. 27 25 22
Shareholder reports - Class J ........................................................................... 4 7 4
Shareholder reports - Institutional ..................................................................... – – 1
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 34 84 49
Transfer agent fees - Institutional ...................................................................... 30 23 24
Transfer agent fees - R-6 ............................................................................... 3 3 2
Chief compliance officer expenses ..................................................................... 1 1 –
Directors' expenses ..................................................................................... 19 21 14
Professional fees ....................................................................................... 19 18 18
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 12 15 9
Total Gross Expenses 892 1,081 558
Less: Reimbursement from Manager - Institutional ................................................... 13 10 16
Less: Reimbursement from Distributor - Class J ...................................................... 7 7 4
Total Net Expenses 872 1,064 538
Net Investment Income (Loss) 17,757 17,792 9,947
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 10,055 12,605 8,822
Capital gain distributions received from affiliated Funds .............................................. 11,657 15,400 10,373
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 78,284 111,020 66,475
Net Realized and Unrealized Gain (Loss) on investments 99,996 139,025 85,670
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 117,753 $ 156,817 $ 95,617

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 8,637 $ 5,391 $ 2,892
Total Income 8,637 5,391 2,892
Expenses:
Distribution f ees - Class J .............................................................................. 298 194 108
Registration fees - Class J .............................................................................. 24 25 22
Registration fees - Institutional ........................................................................ 17 17 16
Registration fees - R-6 ................................................................................. 23 22 18
Shareholder reports - Class J ........................................................................... 3 3 2
Shareholder reports - Institutional ..................................................................... 1 1 1
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 78 104 105
Transfer agent fees - Institutional ...................................................................... 24 14 10
Transfer agent fees - R-6 ............................................................................... 2 2 2
Directors' expenses ..................................................................................... 13 9 6
Professional fees ....................................................................................... 18 16 16
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 10 7 6
Total Gross Expenses 519 422 320
Less: Reimbursement from Manager - Class J ......................................................... – – 34
Less: Reimbursement from Manager - Institutional ................................................... 18 18 22
Less: Reimbursement from Manager - R-6 ............................................................ – 14 20
Less: Reimbursement from Distributor - Class J ...................................................... 3 1 1
Total Net Expenses 498 389 243
Net Investment Income (Loss) 8,139 5,002 2,649
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 8,507 4,721 2,407
Capital gain distributions received from affiliated Funds .............................................. 10,012 6,407 3,422
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 68,393 44,347 24,919
Net Realized and Unrealized Gain (Loss) on investments 86,912 55,475 30,748
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 95,051 $ 60,477 $ 33,397

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 974 $ 97 $ 5,263
Total Income 974 97 5,263
Expenses:
Distribution f ees - Class J .............................................................................. 42 3 182
Registration fees - Class J .............................................................................. 18 15 22
Registration fees - Institutional ........................................................................ 16 15 17
Registration fees - R-6 ................................................................................. 17 15 17
Shareholder reports - Class J ........................................................................... 2 1 1
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 72 4 5
Transfer agent fees - Institutional ...................................................................... 3 2 4
Transfer agent fees - R-6 ............................................................................... 2 2 2
Directors' expenses ..................................................................................... 3 3 6
Professional fees ....................................................................................... 17 16 18
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 4 3 4
Total Gross Expenses 204 87 286
Less: Reimbursement from Manager - Class J ......................................................... 63 25 –
Less: Reimbursement from Manager - Institutional ................................................... 20 22 20
Less: Reimbursement from Manager - R-6 ............................................................ 29 32 20
Less: Reimbursement from Distributor - Class J ...................................................... – – 2
Total Net Expenses 92 8 244
Net Investment Income (Loss) 882 89 5,019
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 571 53 1,168
Capital gain distributions received from affiliated Funds .............................................. 1,165 113 1,336
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 9,333 1,295 9,831
Net Realized and Unrealized Gain (Loss) on investments 11,069 1,461 12,335
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 11,951 $ 1,550 $ 17,354

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Fund
(a),(b)
Real Estate
Securities Fund
(a),(b)
SAM Balanced
Portfolio
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 23,458 $ 3,433 $ 112,857
Dividends from affiliated securities .................................................................... – 3,176 –
Dividends ............................................................................................... – 185,198 –
Interest .................................................................................................. – 5 –
Total Income 23,458 191,812 112,857
Expenses:
Management and investment advisory fees ............................................................ N/A 50,039 12,654
Distribution f ees - Class A ............................................................................. 92 471 5,363
Distribution f ees - Class C ............................................................................. N/A 141 1,060
Distribution f ees - Class J .............................................................................. 351 193 2,449
Distribution f ees - R-1 ................................................................................. 1 – 1
Distribution f ees - R-3 ................................................................................. 53 74 59
Distribution f ees - R-4 ................................................................................. 1 1 1
Administrative service fees - R-1 ...................................................................... 1 – –
Administrative service fees - R-3 ...................................................................... 15 21 16
Administrative service fees - R-5 ...................................................................... 2 8 4
Registration fees - Class A ............................................................................. 15 18 24
Registration fees - Class C ............................................................................. N/A 12 12
Registration fees - Class J .............................................................................. 18 15 36
Registration fees - Institutional ........................................................................ 26 86 23
Registration fees - R-6 ................................................................................. N/A 28 N/A
Service fees - R-1 ...................................................................................... 1 – –
Service fees - R-3 ...................................................................................... 53 74 59
Service fees - R-4 ...................................................................................... 1 2 2
Service fees - R-5 ...................................................................................... 57 198 89
Shareholder reports - Class A .......................................................................... 2 11 40
Shareholder reports - Class C .......................................................................... N/A 1 2
Shareholder reports - Class J ........................................................................... 4 7 10
Shareholder reports - Institutional ..................................................................... 1 200 2
Shareholder reports - R-6 .............................................................................. N/A 62 N/A
Transfer agent fees - Class A ........................................................................... 27 233 1,277
Transfer agent fees - Class C ........................................................................... N/A 25 76
Transfer agent fees - Class J ........................................................................... 43 156 249
Transfer agent fees - Institutional ...................................................................... 24 3,495 84
Transfer agent fees - R-6 ............................................................................... N/A 234 N/A
Chief compliance officer expenses ..................................................................... – 4 3
Custodian fees .......................................................................................... – 39 5
Directors' expenses ..................................................................................... 17 138 97
Professional fees ....................................................................................... 17 31 23
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 9 70 51
Total Gross Expenses 838 56,094 23,778
Less: Reimbursement from Manager - Institutional ................................................... 79 1,504 –
Less: Reimbursement from Distributor - Class J ...................................................... 4 2 27
Total Net Expenses 755 54,588 23,751
Net Investment Income (Loss) 22,703 137,224 89,106
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – (25,673) (265)
Investment transactions in affiliated Funds ............................................................ 2,197 – 290,353
Capital gain distributions received from affiliated Funds .............................................. 16,976 – 137,521
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (276,835) –
Investments in affiliated Funds ......................................................................... 24,806 – 66,768
Investment in affiliated securities ...................................................................... – 14,017 –
Net Realized and Unrealized Gain (Loss) on investments 43,979 (288,491) 494,377
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 66,682 $ (151,267) $ 583,483
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced
Portfolio
(a),(b)
SAM Conservative
Growth Portfolio
(a),(b)
SAM Flexible
Income Portfolio
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 55,363 $ 61,525 $ 79,006
Total Income 55,363 61,525 79,006
Expenses:
Management and investment advisory fees ............................................................ 5,011 8,895 6,197
Distribution f ees - Class A ............................................................................. 1,281 4,351 2,199
Distribution f ees - Class C ............................................................................. 340 795 606
Distribution f ees - Class J .............................................................................. 1,554 1,413 1,677
Distribution f ees - R-3 ................................................................................. 31 27 7
Distribution f ees - R-4 ................................................................................. 1 – –
Administrative service fees - R-3 ...................................................................... 9 7 2
Administrative service fees - R-5 ...................................................................... 3 3 2
Registration fees - Class A ............................................................................. 16 15 19
Registration fees - Class C ............................................................................. 12 11 11
Registration fees - Class J .............................................................................. 26 33 20
Registration fees - Institutional ........................................................................ 18 23 17
Service fees - R-3 ...................................................................................... 31 27 7
Service fees - R-4 ...................................................................................... 2 1 1
Service fees - R-5 ...................................................................................... 69 81 50
Shareholder reports - Class A .......................................................................... 12 29 18
Shareholder reports - Class C .......................................................................... 1 2 1
Shareholder reports - Class J ........................................................................... 5 7 8
Shareholder reports - Institutional ..................................................................... 1 2 2
Transfer agent fees - Class A ........................................................................... 307 991 490
Transfer agent fees - Class C ........................................................................... 26 54 47
Transfer agent fees - Class J ........................................................................... 88 154 98
Transfer agent fees - Institutional ...................................................................... 34 64 59
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 1 4 2
Directors' expenses ..................................................................................... 42 70 52
Professional fees ....................................................................................... 20 21 20
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 21 41 28
Total Gross Expenses 8,970 17,130 11,648
Less: Reimbursement from Distributor - Class J ...................................................... 17 15 19
Total Net Expenses 8,953 17,115 11,629
Net Investment Income (Loss) 46,410 44,410 67,377
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ (74) (217) (94)
Investment transactions in affiliated Funds ............................................................ 68,324 268,482 25,933
Capital gain distributions received from affiliated Funds .............................................. 31,547 127,333 25,082
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 41,815 19,269 75,151
Net Realized and Unrealized Gain (Loss) on investments 141,612 414,867 126,072
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 188,022 $ 459,277 $ 193,449
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
(a),(b)
Short-Term Income
Fund
(a),(b)
SmallCap Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 35,898 $ 4,938 $ 697
Dividends ............................................................................................... – – 22,113
Withholding tax ........................................................................................ – (5) (129)
Interest .................................................................................................. – 137,304 4
Securities lending - net .................................................................................
– 24 268
Total Income 35,898 142,261 22,953
Expenses:
Management and investment advisory fees ............................................................ 6,328 11,485 15,374
Distribution f ees - Class A ............................................................................. 3,316 482 631
Distribution f ees - Class C ............................................................................. 675 141 N/A
Distribution f ees - Class J .............................................................................. 785 160 279
Distribution f ees - R-3 ................................................................................. 21 22 39
Distribution f ees - R-4 ................................................................................. – – 2
Administrative service fees - R-3 ...................................................................... 6 6 11
Administrative service fees - R-4 ...................................................................... – – 1
Administrative service fees - R-5 ...................................................................... 3 1 6
Registration fees - Class A ............................................................................. 16 34 18
Registration fees - Class C ............................................................................. 11 12 N/A
Registration fees - Class J .............................................................................. 21 17 17
Registration fees - Institutional ........................................................................ 21 41 29
Registration fees - R-6 ................................................................................. N/A N/A 19
Service fees - R-3 ...................................................................................... 21 22 39
Service fees - R-4 ...................................................................................... 1 1 5
Service fees - R-5 ...................................................................................... 79 27 152
Shareholder reports - Class A .......................................................................... 29 15 17
Shareholder reports - Class C .......................................................................... 2 1 N/A
Shareholder reports - Class J ........................................................................... 4 6 8
Shareholder reports - Institutional ..................................................................... 1 50 105
Shareholder reports - R-6 .............................................................................. N/A N/A 6
Transfer agent fees - Class A ........................................................................... 792 274 296
Transfer agent fees - Class C ........................................................................... 54 13 N/A
Transfer agent fees - Class J ........................................................................... 153 72 155
Transfer agent fees - Institutional ...................................................................... 48 1,190 972
Transfer agent fees - R-6 ............................................................................... N/A N/A 7
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 3 23 41
Directors' expenses ..................................................................................... 49 72 48
Professional fees ....................................................................................... 19 37 26
Technology fees ........................................................................................ 7 7 6
Other expenses ......................................................................................... 26 35 34
Total Gross Expenses 12,492 14,248 18,344
Less: Reimbursement from Manager - Institutional ................................................... – – 241
Less: Reimbursement from Distributor - Class J ...................................................... 9 2 3
Total Net Expenses 12,483 14,246 18,100
Net Investment Income (Loss) 23,415 128,015 4,853
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (213) (1,043) 126,971
Investment transactions in affiliated Funds ............................................................ 167,862 – –
Futures contracts ....................................................................................... – (4,795) –
Capital gain distributions received from affiliated Funds .............................................. 106,723 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 47,543 129,678
Investments in affiliated Funds ......................................................................... 56,910 – –
Futures contracts ....................................................................................... – 4,803 –
Net Realized and Unrealized Gain (Loss) on investments and futures 331,282 46,508 256,649
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 354,697 $ 174,523 $ 261,502
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
SmallCap Growth
Fund I
(a),(b)
SmallCap S&P 600
Index Fund
(a),(b)
SmallCap Value
Fund II
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,030 $ 1,067 $ 1,371
Dividends ............................................................................................... 7,045 17,970 22,935
Withholding tax ........................................................................................ (31) (24) (35)
Interest .................................................................................................. 57 86 23
Securities lending - net .................................................................................
1,005 62 201
Total Income 10,106 19,161 24,495
Expenses:
Management and investment advisory fees ............................................................ 17,735 1,970 9,870
Distribution f ees - Class J .............................................................................. 102 263 31
Distribution f ees - R-1 ................................................................................. – 1 –
Distribution f ees - R-3 ................................................................................. 39 164 13
Distribution f ees - R-4 ................................................................................. 1 2 –
Administrative service fees - R-1 ...................................................................... – 1 –
Administrative service fees - R-3 ...................................................................... 11 46 4
Administrative service fees - R-4 ...................................................................... – 1 –
Administrative service fees - R-5 ...................................................................... 3 10 1
Registration fees - Class J .............................................................................. 16 15 15
Registration fees - Institutional ........................................................................ 17 22 17
Registration fees - R-6 ................................................................................. 22 22 26
Service fees - R-1 ...................................................................................... – 1 –
Service fees - R-3 ...................................................................................... 39 164 13
Service fees - R-4 ...................................................................................... 2 5 1
Service fees - R-5 ...................................................................................... 74 245 21
Shareholder reports - Class J ........................................................................... 3 6 1
Shareholder reports - Institutional ..................................................................... 3 11 6
Shareholder reports - R-6 .............................................................................. 38 10 53
Transfer agent fees - Class J ........................................................................... 63 130 20
Transfer agent fees - Institutional ...................................................................... 83 130 153
Transfer agent fees - R-6 ............................................................................... 142 11 278
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 53 19 50
Directors' expenses ..................................................................................... 46 30 25
Professional fees ....................................................................................... 30 22 29
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 26 41 19
Total Gross Expenses 18,556 3,350 10,654
Less: Reimbursement from Manager .................................................................. 417 – 222
Less: Reimbursement from Manager - Institutional ................................................... – 66 89
Less: Reimbursement from Manager - R-6 ............................................................ 149 – 285
Less: Reimbursement from Distributor - Class J ...................................................... 1 3 1
Total Net Expenses 17,989 3,281 10,057
Net Investment Income (Loss) (7,883) 15,880 14,438
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 235,080 122,496 83,775
Futures contracts ....................................................................................... (407) 1,319 195
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 58,217 (82,431) (38,230)
Futures contracts ....................................................................................... 72 488 100
Net Realized and Unrealized Gain (Loss) on investments and futures 292,962 41,872 45,840
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 285,079 $ 57,752 $ 60,278
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2025

See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 23
Interest ...................................................................................................................................................... 23,513
Total Income 23,536
Expenses:
Management and investment advisory fees ................................................................................................................ 2,062
Distribution f ees - Class A ................................................................................................................................. 598
Distribution f ees - Class C ................................................................................................................................. 116
Registration fees - Class A ................................................................................................................................. 20
Registration fees - Class C ................................................................................................................................. 13
Registration fees - Institutional ............................................................................................................................ 24
Shareholder reports - Class A .............................................................................................................................. 4
Shareholder reports - Institutional ......................................................................................................................... 6
Transfer agent fees - Class A ............................................................................................................................... 122
Transfer agent fees - Class C ............................................................................................................................... 11
Transfer agent fees - Institutional .......................................................................................................................... 275
Directors' expenses ......................................................................................................................................... 14
Interest expense and fees ................................................................................................................................... 943
Professional fees ........................................................................................................................................... 40
Technology fees ............................................................................................................................................ 7
Other expenses ............................................................................................................................................. 24
Total Gross Expenses 4,279
Less: Reimbursement from Manager - Institutional ....................................................................................................... 204
Total Net Expenses 4,075
Net Investment Income (Loss) 19,461
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (4,196)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 2,348
Net Realized and Unrealized Gain (Loss) on investments (1,848)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,613

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 21,676 $ 18,920
Net realized gain (loss) on investments .............................................................................................. (7,797) (4,887)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
6,716 38,775
Net Increase (Decrease) in Net Assets Resulting from Operations 20,595 52,808
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (21,871) (18,881)
Total Dividends and Distributions (21,871) (18,881)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
22,367 31,476
Total Increase (Decrease) in Net Assets 21,091 65,403
Net Assets
Beginning of period ..................................................................................................................
623,757 558,354
End of period ........................................................................................................................
$ 644,848 $ 623,757
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 87,276 $ 1,088 $ 115,623
Reinvested .................................................................................... 10,134 461 9,111
Redeemed .....................................................................................
(84,954) (5,935) (110,437)
Net Increase (Decrease)
$ 12,456 $ (4,386) $ 14,297
Shares:
Sold ......................................................................................... 8,971 112 11,914
Reinvested .................................................................................... 1,042 47 936
Redeemed .....................................................................................
(8,732) (608) (11,350)
Net Increase (Decrease)
1,281 (449) 1,500
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 91,081 $ 5,736 $ 106,290
Reinvested .................................................................................... 8,900 440 7,920
Redeemed .....................................................................................
(96,075) (8,163) (84,653)
Net Increase (Decrease)
$ 3,906 $ (1,987) $ 29,557
Shares:
Sold ......................................................................................... 9,244 580 10,846
Reinvested .................................................................................... 903 45 803
Redeemed .....................................................................................
(9,768) (828) (8,616)
Net Increase (Decrease)
379 (203) 3,033
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (11,083) $ (467) $ (10,321)
Total Dividends and Distributions
$ (11,083) $ (467) $ (10,321)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,551) $ (447) $ (8,883)
Total Dividends and Distributions
$ (9,551) $ (447) $ (8,883)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 371,782 $ 350,342
Net realized gain (loss) on investments and futures ................................................................................. (109,154) (22,422)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
358,727 746,991
Net Increase (Decrease) in Net Assets Resulting from Operations 621,355 1,074,911
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (394,401) (374,771)
Total Dividends and Distributions (394,401) (374,771)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(335,869) 484,688
Total Increase (Decrease) in Net Assets (108,915) 1,184,828
Net Assets
Beginning of period ..................................................................................................................
10,841,473 9,656,645
End of period ........................................................................................................................
$ 10,732,558 $ 10,841,473
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 18,963 $ 17,093 $ 210,638 $ 2 $ 11,118 $ 49 $ 10,197 $ 1,240,780
Reinvested ............................... 6,438 2,749 20,348 – 465 – 749 362,539
Redeemed ................................
(42,568) (24,945) (183,014) (5,753) (4,685) (4,438) (7,001) (1,965,593)
Net Increase (Decrease)
$ (17,167) $ (5,103) $ 47,972 $ (5,751) $ 6,898 $ (4,389) $ 3,945 $ (362,274)
Shares:
Sold .................................... 2,221 1,991 24,541 – 1,299 6 1,194 143,998
Reinvested ............................... 751 320 2,364 – 54 – 87 42,185
Redeemed ................................
(4,978) (2,918) (21,301) (676) (546) (520) (817) (229,859)
Net Increase (Decrease)
(2,006) (607) 5,604 (676) 807 (514) 464 (43,676)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 32,196 $ 13,996 $ 396,903 $ 288 $ 2,426 $ 1,427 $ 4,231 $ 2,097,140
Reinvested ............................... 6,355 2,754 23,878 165 281 116 609 339,889
Redeemed ................................
(46,672) (19,084) (709,915) (1,394) (3,274) (502) (9,021) (1,648,104)
Net Increase (Decrease)
$ (8,121) $ (2,334) $ (289,134) $ (941) $ (567) $ 1,041 $ (4,181) $ 788,925
Shares:
Sold .................................... 3,774 1,638 46,777 35 284 169 498 247,588
Reinvested ............................... 748 323 2,803 19 33 14 72 39,909
Redeemed ................................
(5,515) (2,242) (84,619) (164) (382) (60) (1,059) (193,865)
Net Increase (Decrease)
(993) (281) (35,039) (110) (65) 123 (489) 93,632
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (6,726) $ (2,782) $ (20,784) $ (9) $ (465) $ (9) $ (750) $ (362,876)
Total Dividends and Distributions
$ (6,726) $ (2,782) $ (20,784) $ (9) $ (465) $ (9) $ (750) $ (362,876)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (6,616) $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
Total Dividends and Distributions
$ (6,616) $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 24,071 $ 22,898
Net realized gain (loss) on investments , futures and swap agreements .............................................................. (14,019) (12,793)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
21,267 48,358
Net Increase (Decrease) in Net Assets Resulting from Operations 31,319 58,463
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (23,850) (22,482)
Total Dividends and Distributions (23,850) (22,482)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(37,597) (37,668)
Total Increase (Decrease) in Net Assets (30,128) (1,687)
Net Assets
Beginning of period ..................................................................................................................
548,704 550,391
End of period ........................................................................................................................
$ 518,576 $ 548,704
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 5,460 $ 8,399 $ 60,476 $ 18 $ 5,784 $ 26 $ 10,422
Reinvested .......................................... 2,659 3,958 15,317 – 654 – 1,149
Redeemed ...........................................
(9,687) (14,634) (88,411) (2,927) (3,721) (3,964) (28,575)
Net Increase (Decrease)
$ (1,568) $ (2,277) $ (12,618) $ (2,909) $ 2,717 $ (3,938) $ (17,004)
Shares:
Sold ............................................... 603 919 6,687 2 647 3 1,163
Reinvested .......................................... 294 434 1,695 – 73 – 128
Redeemed ...........................................
(1,070) (1,604) (9,764) (325) (417) (433) (3,173)
Net Increase (Decrease)
(173) (251) (1,382) (323) 303 (430) (1,882)
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,785 $ 6,876 $ 66,089 $ 847 $ 3,832 $ 1,480 $ 6,324
Reinvested .......................................... 2,443 3,628 14,016 109 546 136 1,517
Redeemed ...........................................
(12,706) (15,240) (101,357) (1,042) (6,697) (2,328) (10,926)
Net Increase (Decrease)
$ (5,478) $ (4,736) $ (21,252) $ (86) $ (2,319) $ (712) $ (3,085)
Shares:
Sold ............................................... 523 742 7,281 93 425 160 701
Reinvested .......................................... 269 396 1,545 12 61 15 168
Redeemed ...........................................
(1,399) (1,662) (11,140) (115) (743) (256) (1,208)
Net Increase (Decrease)
(607) (524) (2,314) (10) (257) (81) (339)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (2,726) $ (3,974) $ (15,324) $ (10) $ (654) $ (13) $ (1,149)
Total Dividends and Distributions
$ (2,726) $ (3,974) $ (15,324) $ (10) $ (654) $ (13) $ (1,149)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
Total Dividends and Distributions
$ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 147,166 $ 168,061
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... (17,715) (79,224)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .....................................................................................................
30,750 245,554
Net Increase (Decrease) in Net Assets Resulting from Operations 160,201 334,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (145,462) (171,369)
Total Dividends and Distributions (145,462) (171,369)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(225,279) (193,538)
Total Increase (Decrease) in Net Assets (210,540) (30,516)
Net Assets
Beginning of period ..................................................................................................................
2,607,340 2,637,856
End of period ........................................................................................................................
$ 2,396,800 $ 2,607,340
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold .............................................................................. $ 70,762 $ 7,133 $ 377,340 $ 19,468
Reinvested ......................................................................... 45,573 5,043 71,356 5,300
Redeemed ..........................................................................
(211,617) (60,160) (496,308) (59,169)
Net Increase (Decrease)
$ (95,282) $ (47,984) $ (47,612) $ (34,401)
Shares:
Sold .............................................................................. 5,919 600 31,787 1,639
Reinvested ......................................................................... 3,822 426 6,025 448
Redeemed ..........................................................................
(17,721) (5,066) (41,848) (4,991)
Net Increase (Decrease)
(7,980) (4,040) (4,036) (2,904)
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 83,858 $ 16,420 $ 348,708 $ 57,181
Reinvested ......................................................................... 55,781 8,070 78,259 8,058
Redeemed ..........................................................................
(256,402) (71,877) (449,205) (72,389)
Net Increase (Decrease)
$ (116,763) $ (47,387) $ (22,238) $ (7,150)
Shares:
Sold .............................................................................. 7,031 1,387 29,487 4,840
Reinvested ......................................................................... 4,685 682 6,614 681
Redeemed ..........................................................................
(21,531) (6,070) (38,009) (6,063)
Net Increase (Decrease)
(9,815) (4,001) (1,908) (542)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments .................................. $ (51,714) $ (5,228) $ (83,054) $ (5,466)
Total Dividends and Distributions
$ (51,714) $ (5,228) $ (83,054) $ (5,466)
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (63,336) $ (8,378) $ (91,504) $ (8,151)
Total Dividends and Distributions
$ (63,336) $ (8,378) $ (91,504) $ (8,151)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 26,221 $ 97,667
Net realized gain (loss) on investments and foreign currencies ..................................................................... 1,099,423 283,333
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
(606,267) 618,245
Net Increase (Decrease) in Net Assets Resulting from Operations 519,377 999,245
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (353,815) (128,703)
Total Dividends and Distributions (353,815) (128,703)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(5,738,019) 1,415,679
Total Increase (Decrease) in Net Assets (5,572,457) 2,286,221
Net Assets
Beginning of period ..................................................................................................................
6,764,887 4,478,666
End of period ........................................................................................................................
$ 1,192,430 $ 6,764,887
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 15,093 $ 23,028 $ 39,114 $ 17 $ 6,489 $ 49 $ 11,267 $ 157,626
Reinvested ............................... 9,467 7,525 9,377 – 557 – 1,163 323,836
Redeemed ................................
(35,467) (26,564) (105,147) (1,912) (4,788) (5,792) (10,795) (6,152,162)
Net Increase (Decrease)
$ (10,907) $ 3,989 $ (56,656) $ (1,895) $ 2,258 $ (5,743) $ 1,635 $ (5,670,700)
Shares:
Sold .................................... 1,018 1,550 2,684 1 447 3 769 11,194
Reinvested ............................... 692 560 691 – 41 – 84 23,904
Redeemed ................................
(2,386) (1,825) (7,351) (137) (324) (407) (705) (436,827)
Net Increase (Decrease)
(676) 285 (3,976) (136) 164 (404) 148 (401,729)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 11,079 $ 7,560 $ 59,239 $ 295 $ 1,598 $ 1,150 $ 2,823 $ 2,236,941
Reinvested ............................... 4,189 3,386 10,395 36 227 133 458 109,044
Redeemed ................................
(29,761) (18,765) (324,341) (659) (3,036) (1,893) (6,311) (648,108)
Net Increase (Decrease)
$ (14,493) $ (7,819) $ (254,707) $ (328) $ (1,211) $ (610) $ (3,030) $ 1,697,877
Shares:
Sold .................................... 802 560 4,316 21 117 82 201 158,452
Reinvested ............................... 318 261 795 3 17 10 34 8,343
Redeemed ................................
(2,145) (1,376) (24,047) (46) (221) (134) (449) (46,970)
Net Increase (Decrease)
(1,025) (555) (18,936) (22) (87) (42) (214) 119,825
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (10,579) $ (7,533) $ (9,396) $ – $ (560) $ – $ (1,165) $ (324,582)
Total Dividends and Distributions
$ (10,579) $ (7,533) $ (9,396) $ – $ (560) $ – $ (1,165) $ (324,582)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Total Dividends and Distributions
$ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 133,004 $ 171,216
Net realized gain (loss) on investments and foreign currencies ..................................................................... 755,679 820,435
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
3,710 1,496,312
Net Increase (Decrease) in Net Assets Resulting from Operations 892,393 2,487,963
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (915,714) (225,795)
Total Dividends and Distributions (915,714) (225,795)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(561,887) (1,054,785)
Total Increase (Decrease) in Net Assets (585,208) 1,207,383
Net Assets
Beginning of period ..................................................................................................................
9,053,337 7,845,954
End of period ........................................................................................................................
$ 8,468,129 $ 9,053,337
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 49,628 $ 9,133 $ 8,250 $ 625,706 $ 2 $ 4,872 $ 214 $ 44,081
Reinvested ............................... 124,697 6,773 9,037 743,017 – 2,836 – 16,180
Redeemed ................................
(208,448) (23,474) (14,897) (1,898,477) (965) (7,522) (30,030) (22,500)
Net Increase (Decrease)
$ (34,123) $ (7,568) $ 2,390 $ (529,754) $ (963) $ 186 $ (29,816) $ 37,761
Shares:
Sold .................................... 1,219 235 203 15,764 – 117 4 1,013
Reinvested ............................... 3,078 173 223 18,306 – 70 – 399
Redeemed ................................
(5,108) (602) (368) (45,984) (21) (185) (664) (550)
Net Increase (Decrease)
(811) (194) 58 (11,914) (21) 2 (660) 862
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 55,491 $ 4,838 $ 7,469 $ 690,916 $ 181 $ 4,771 $ 4,804 $ 11,129
Reinvested ............................... 27,453 1,204 1,966 187,492 20 606 593 3,324
Redeemed ................................
(180,359) (24,389) (11,498) (1,776,734) (698) (9,460) (5,546) (48,358)
Net Increase (Decrease)
$ (97,415) $ (18,347) $ (2,063) $ (898,326) $ (497) $ (4,083) $ (149) $ (33,905)
Shares:
Sold .................................... 1,415 129 186 17,384 4 122 123 286
Reinvested ............................... 707 33 50 4,807 1 16 15 86
Redeemed ................................
(4,593) (640) (290) (44,966) (18) (241) (140) (1,217)
Net Increase (Decrease)
(2,471) (478) (54) (22,775) (13) (103) (2) (845)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (128,923) $ (7,071) $ (9,051) $ (751,592) $ – $ (2,897) $ – $ (16,180)
Total Dividends and Distributions
$ (128,923) $ (7,071) $ (9,051) $ (751,592) $ – $ (2,897) $ – $ (16,180)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
Total Dividends and Distributions
$ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 49,985 $ 45,040
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ......................................... 4,104 20,275
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..........
36,757 13,257
Net Increase (Decrease) in Net Assets Resulting from Operations 90,846 78,572
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (41,607) (40,611)
Total Dividends and Distributions (41,607) (40,611)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
100,228 174,953
Total Increase (Decrease) in Net Assets 149,467 212,914
Net Assets
Beginning of period ..................................................................................................................
660,597 447,683
End of period ........................................................................................................................
$ 810,064 $ 660,597
Institutional
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold .............................................................................................................. $ 242,221
Reinvested ......................................................................................................... 41,491
Redeemed ..........................................................................................................
(183,484)
Net Increase (Decrease)
$ 100,228
Shares:
Sold .............................................................................................................. 26,029
Reinvested ......................................................................................................... 4,556
Redeemed ..........................................................................................................
(20,353)
Net Increase (Decrease)
10,232
Year Ended October 31, 2024
Dollars:
Sold .............................................................................................................. $ 284,865
Reinvested ......................................................................................................... 40,595
Redeemed ..........................................................................................................
(150,507)
Net Increase (Decrease)
$ 174,953
Shares:
Sold .............................................................................................................. 32,169
Reinvested ......................................................................................................... 4,617
Redeemed ..........................................................................................................
(17,098)
Net Increase (Decrease)
19,688
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (41,607)
Total Dividends and Distributions
$ (41,607)
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (40,611)
Total Dividends and Distributions
$ (40,611)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 36,434 $ 3,225
Net realized gain (loss) on investments and foreign currencies ..................................................................... 107,362 903
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
757,652 (2,191)
Net Increase (Decrease) in Net Assets Resulting from Operations 901,448 1,937
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (7,659) (4,815)
Total Dividends and Distributions (7,659) (4,815)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
2,224,988 2,211,651
Total Increase (Decrease) in Net Assets 3,118,777 2,208,773
Net Assets
Beginning of period ..................................................................................................................
2,421,190 212,417
End of period ........................................................................................................................
$ 5,539,967 $ 2,421,190
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 5,721 $ 15,483 $ 23,556 $ 8 $ 2,749 $ 14 $ 2,981 $ 2,553,663
Reinvested ............................... – 49 93 – – – 6 7,507
Redeemed ................................
(11,387) (13,841) (16,070) (1,223) (1,336) (1,786) (1,230) (339,969)
Net Increase (Decrease)
$ (5,666) $ 1,691 $ 7,579 $ (1,215) $ 1,413 $ (1,772) $ 1,757 $ 2,221,201
Shares:
Sold .................................... 193 518 812 – 98 1 108 78,590
Reinvested ............................... – 2 4 – – – – 290
Redeemed ................................
(396) (491) (545) (47) (48) (69) (44) (11,397)
Net Increase (Decrease)
(203) 29 271 (47) 50 (68) 64 67,483
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 2,907 $ 2,075 $ 36,720 $ 167 $ 600 $ 253 $ 634 $ 2,292,913
Reinvested ............................... 1,244 1,480 1,758 16 76 33 55 138
Redeemed ................................
(11,360) (9,465) (81,174) (227) (1,770) (897) (3,025) (21,500)
Net Increase (Decrease)
$ (7,209) $ (5,910) $ (42,696) $ (44) $ (1,094) $ (611) $ (2,336) $ 2,271,551
Shares:
Sold .................................... 113 84 1,410 6 24 11 26 84,794
Reinvested ............................... 51 64 73 1 3 1 2 6
Redeemed ................................
(445) (386) (3,280) (9) (70) (37) (123) (806)
Net Increase (Decrease)
(281) (238) (1,797) (2) (43) (25) (95) 83,994
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ – $ (49) $ (93) $ – $ – $ – $ (6) $ (7,511)
Total Dividends and Distributions
$ – $ (49) $ (93) $ – $ – $ – $ (6) $ (7,511)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Total Dividends and Distributions
$ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2025
(a)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 37,902 $ 43,862
Net realized gain (loss) on investments and foreign currencies ..................................................................... (9,153) 36,459
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
(4,049) 384,918
Net Increase (Decrease) in Net Assets Resulting from Operations 24,700 465,239
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (43,459) (52,899)
Total Dividends and Distributions (43,459) (52,899)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(216,247) (381,271)
Total Increase (Decrease) in Net Assets (235,006) 31,069
Net Assets
Beginning of period ..................................................................................................................
1,834,995 1,803,926
End of period ........................................................................................................................
$ 1,599,989 $ 1,834,995
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a)
Dollars:
Sold ......................................................... $ 5,454 $ 328,518 $ 286 $ 3 $ 3,168 $ 93,856
Reinvested .................................................... 1,152 22,293 40 – 208 17,424
Redeemed .....................................................
(15,994) (370,024) (1,567) (695) (1,070) (299,299)
Net Increase (Decrease)
$ (9,388) $ (19,213) $ (1,241) $ (692) $ 2,306 $ (188,019)
Shares:
Sold ......................................................... 627 34,457 31 – 329 9,910
Reinvested .................................................... 138 2,444 4 – 23 1,911
Redeemed .....................................................
(1,823) (39,143) (172) (71) (112) (31,382)
Net Increase (Decrease)
(1,058) (2,242) (137) (71) 240 (19,561)
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 9,037 $ 201,079 $ 1,429 $ 106 $ 1,671 $ 103,392
Reinvested .................................................... 1,420 30,115 19 16 185 18,541
Redeemed .....................................................
(19,989) (519,312) (434) (194) (1,480) (206,872)
Net Increase (Decrease)
$ (9,532) $ (288,118) $ 1,014 $ (72) $ 376 $ (84,939)
Shares:
Sold ......................................................... 1,052 22,138 142 12 186 11,389
Reinvested .................................................... 166 3,231 2 2 20 1,989
Redeemed .....................................................
(2,389) (57,479) (47) (21) (157) (22,641)
Net Increase (Decrease)
(1,171) (32,110) 97 (7) 49 (9,263)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a)
From net investment income and net realized gain on investments ............. $ (1,210) $ (24,167) $ (40) $ – $ (208) $ (17,834)
Total Dividends and Distributions
$ (1,210) $ (24,167) $ (40) $ – $ (208) $ (17,834)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
Total Dividends and Distributions
$ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 23,609 $ 19,378
Net realized gain (loss) on investments and futures ................................................................................. (20,409) (12,289)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
37,554 60,548
Net Increase (Decrease) in Net Assets Resulting from Operations 40,754 67,637
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (23,103) (19,762)
Total Dividends and Distributions (23,103) (19,762)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(58,166) (5,045)
Total Increase (Decrease) in Net Assets (40,515) 42,830
Net Assets
Beginning of period ..................................................................................................................
665,009 622,179
End of period ........................................................................................................................
$ 624,494 $ 665,009
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 8,856 $ 12,523 $ 46,103 $ 1 $ 1,760 $ 8 $ 4,188
Reinvested .......................................... 4,596 2,232 15,720 – 106 – 259
Redeemed ...........................................
(25,006) (16,371) (107,332) (468) (882) (1,903) (2,556)
Net Increase (Decrease)
$ (11,554) $ (1,616) $ (45,509) $ (467) $ 984 $ (1,895) $ 1,891
Shares:
Sold ............................................... 988 1,391 5,148 – 195 1 467
Reinvested .......................................... 512 248 1,749 – 12 – 29
Redeemed ...........................................
(2,794) (1,828) (12,016) (53) (98) (214) (286)
Net Increase (Decrease)
(1,294) (189) (5,119) (53) 109 (213) 210
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,111 $ 6,562 $ 88,334 $ 47 $ 711 $ 404 $ 795
Reinvested .......................................... 3,987 1,895 13,379 11 76 49 200
Redeemed ...........................................
(26,197) (13,819) (82,223) (145) (1,312) (620) (4,290)
Net Increase (Decrease)
$ (15,099) $ (5,362) $ 19,490 $ (87) $ (525) $ (167) $ (3,295)
Shares:
Sold ............................................... 801 726 9,964 6 80 45 90
Reinvested .......................................... 449 213 1,503 1 9 6 22
Redeemed ...........................................
(2,960) (1,557) (9,233) (16) (148) (73) (484)
Net Increase (Decrease)
(1,710) (618) 2,234 (9) (59) (22) (372)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (4,748) $ (2,248) $ (15,736) $ (1) $ (107) $ (4) $ (259)
Total Dividends and Distributions
$ (4,748) $ (2,248) $ (15,736) $ (1) $ (107) $ (4) $ (259)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
Total Dividends and Distributions
$ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 167,970 $ 163,774
Net realized gain (loss) on investments .............................................................................................. – –
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 167,970 163,774
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (167,970) (163,774)
Total Dividends and Distributions (167,970) (163,774)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
1,138,748 967,198
Total Increase (Decrease) in Net Assets 1,138,748 967,198
Net Assets
Beginning of period ..................................................................................................................
3,742,025 2,774,827
End of period ........................................................................................................................
$ 4,880,773 $ 3,742,025
Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ................................................................................................... $ 2,282,280 $ 44,600,576
Reinvested .............................................................................................. – 12,284
Redeemed ...............................................................................................
(1,888,235) (43,868,157)
Net Increase (Decrease)
$ 394,045 $ 744,703
Shares:
Sold ................................................................................................... 2,282,280 44,600,576
Reinvested .............................................................................................. – 12,284
Redeemed ...............................................................................................
(1,888,235) (43,868,157)
Net Increase (Decrease)
394,045 744,703
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 1,490,548 $ 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
$ 160,853 $ 806,345
Shares:
Sold ................................................................................................... 1,490,548 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
160,853 806,345
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (20,712) $ (147,258)
Total Dividends and Distributions
$ (20,712) $ (147,258)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (13,846) $ (149,928)
Total Dividends and Distributions
$ (13,846) $ (149,928)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 413,767 $ 184,637
Net realized gain (loss) on investments and foreign currencies ..................................................................... (44,224) (28,848)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
16,357 203,692
Net Increase (Decrease) in Net Assets Resulting from Operations 385,900 359,481
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (425,010) (186,299)
Total Dividends and Distributions (425,010) (186,299)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
848,001 3,363,425
Total Increase (Decrease) in Net Assets 808,891 3,536,607
Net Assets
Beginning of period ..................................................................................................................
5,850,503 2,313,896
End of period ........................................................................................................................
$ 6,659,394 $ 5,850,503
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold .............................................................................. $ 146,291 $ 3,129 $ 462,785 $ 1,590,637
Issued in acquisitions .................................................................. N/A N/A 505,624 N/A
Reinvested ......................................................................... 23,984 1,223 92,302 297,795
Redeemed ..........................................................................
(190,628) (9,007) (997,588) (1,078,546)
Net Increase (Decrease)
$ (20,353) $ (4,655) $ 63,123 $ 809,886
Shares:
Sold .............................................................................. 21,506 454 69,304 236,559
Issued in acquisitions .................................................................. N/A N/A 74,707 N/A
Reinvested ......................................................................... 3,531 177 13,732 44,307
Redeemed ..........................................................................
(28,061) (1,308) (148,652) (160,831)
Net Increase (Decrease)
(3,024) (677) 9,091 120,035
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 179,731 $ 4,085 $ 353,964 $ 3,580,232
Reinvested ......................................................................... 24,587 1,473 82,990 67,494
Redeemed ..........................................................................
(230,309) (12,646) (360,074) (328,102)
Net Increase (Decrease)
$ (25,991) $ (7,088) $ 76,880 $ 3,319,624
Shares:
Sold .............................................................................. 26,757 597 53,569 527,397
Reinvested ......................................................................... 3,648 216 12,431 10,063
Redeemed ..........................................................................
(34,361) (1,853) (54,174) (48,882)
Net Increase (Decrease)
(3,956) (1,040) 11,826 488,578
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments .................................. $ (26,257) $ (1,234) $ (95,694) $ (301,825)
Total Dividends and Distributions
$ (26,257) $ (1,234) $ (95,694) $ (301,825)
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (26,086) $ (1,489) $ (87,201) $ (71,523)
Total Dividends and Distributions
$ (26,086) $ (1,489) $ (87,201) $ (71,523)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 99,021 $ 63,471
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... (31,684) (51,949)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements ...............................................................................................................
58,688 120,057
Net Increase (Decrease) in Net Assets Resulting from Operations 126,025 131,579
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (71,833) (53,740)
Total Dividends and Distributions (71,833) (53,740)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
91,343 689,127
Total Increase (Decrease) in Net Assets 145,535 766,966
Net Assets
Beginning of period ..................................................................................................................
2,238,938 1,471,972
End of period ........................................................................................................................
$ 2,384,473 $ 2,238,938
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 4,520 $ 467,704 $ 2 $ 1,461 $ 93 $ 2,130
Reinvested .................................................... 340 71,254 – 141 – 95
Redeemed .....................................................
(4,732) (446,812) (510) (1,810) (1,851) (682)
Net Increase (Decrease)
$ 128 $ 92,146 $ (508) $ (208) $ (1,758) $ 1,543
Shares:
Sold ......................................................... 616 59,559 – 198 12 279
Reinvested .................................................... 48 9,488 – 20 – 13
Redeemed .....................................................
(644) (57,090) (71) (243) (244) (89)
Net Increase (Decrease)
20 11,957 (71) (25) (232) 203
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 2,333 $ 1,001,932 $ 344 $ 1,406 $ 873 $ 195
Reinvested .................................................... 488 52,998 20 154 25 55
Redeemed .....................................................
(5,827) (360,780) (551) (1,802) (577) (2,159)
Net Increase (Decrease)
$ (3,006) $ 694,150 $ (187) $ (242) $ 321 $ (1,909)
Shares:
Sold ......................................................... 320 129,243 48 191 117 26
Reinvested .................................................... 67 6,883 3 21 3 7
Redeemed .....................................................
(804) (46,546) (77) (247) (76) (285)
Net Increase (Decrease)
(417) 89,580 (26) (35) 44 (252)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (342) $ (71,254) $ – $ (142) $ – $ (95)
Total Dividends and Distributions
$ (342) $ (71,254) $ – $ (142) $ – $ (95)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Total Dividends and Distributions
$ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 101,164 $ 6,295
Net realized gain (loss) on investments and foreign currencies ..................................................................... 162,061 58,462
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
837,195 2,722
Net Increase (Decrease) in Net Assets Resulting from Operations 1,100,420 67,479
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (28,168) (9,044)
Total Dividends and Distributions (28,168) (9,044)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
5,226,549 (100,201)
Total Increase (Decrease) in Net Assets 6,298,801 (41,766)
Net Assets
Beginning of period ..................................................................................................................
231,700 273,466
End of period ........................................................................................................................
$ 6,530,501 $ 231,700
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 7,123 $ 12 $ 2,073 $ 1 $ 588 $ 6,352,574
Reinvested .................................................... 2,193 – 302 – 336 20,512
Redeemed .....................................................
(9,678) (1,329) (932) (297) (329) (1,146,600)
Net Increase (Decrease)
$ (362) $ (1,317) $ 1,443 $ (296) $ 595 $ 5,226,486
Shares:
Sold ......................................................... 493 1 144 – 41 457,507
Reinvested .................................................... 169 – 23 – 27 1,585
Redeemed .....................................................
(691) (93) (66) (21) (23) (74,558)
Net Increase (Decrease)
(29) (92) 101 (21) 45 384,534
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 10,079 $ 159 $ 144 $ 18 $ 254 $ 66,233
Reinvested .................................................... 2,819 27 25 8 64 4,791
Redeemed .....................................................
(99,235) (134) (235) (74) (368) (84,776)
Net Increase (Decrease)
$ (86,337) $ 52 $ (66) $ (48) $ (50) $ (13,752)
Shares:
Sold ......................................................... 724 11 10 1 18 4,775
Reinvested .................................................... 212 2 2 1 5 361
Redeemed .....................................................
(7,063) (9) (17) (5) (26) (5,929)
Net Increase (Decrease)
(6,127) 4 (5) (3) (3) (793)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (2,387) $ – $ (302) $ – $ (336) $ (25,143)
Total Dividends and Distributions
$ (2,387) $ – $ (302) $ – $ (336) $ (25,143)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
Total Dividends and Distributions
$ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ (14,551) $ 3,598
Net realized gain (loss) on investments and futures ................................................................................. 1,330,981 2,999,291
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
395,212 589,369
Net Increase (Decrease) in Net Assets Resulting from Operations 1,711,642 3,592,258
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (2,570,708) (693,832)
Total Dividends and Distributions (2,570,708) (693,832)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(766,632) (3,309,854)
Total Increase (Decrease) in Net Assets (1,625,698) (411,428)
Net Assets
Beginning of period ..................................................................................................................
10,072,457 10,483,885
End of period ........................................................................................................................
$ 8,446,759 $ 10,072,457
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 15,715 $ 35,494 $ 341,137 $ 53 $ 19,290 $ 336 $ 59,868 $ 364,314
Reinvested ............................... 141,347 153,108 229,688 – 24,850 – 46,672 1,967,013
Redeemed ................................
(76,780) (84,726) (638,721) (11,147) (27,345) (45,583) (66,796) (3,214,419)
Net Increase (Decrease)
$ 80,282 $ 103,876 $ (67,896) $ (11,094) $ 16,795 $ (45,247) $ 39,744 $ (883,092)
Shares:
Sold .................................... 1,001 3,294 15,979 3 1,251 18 3,231 21,224
Reinvested ............................... 9,436 15,512 13,862 – 1,986 – 3,122 118,210
Redeemed ................................
(4,851) (8,066) (37,555) (718) (2,124) (2,435) (4,279) (179,843)
Net Increase (Decrease)
5,586 10,740 (7,714) (715) 1,113 (2,417) 2,074 (40,409)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 21,554 $ 50,299 $ 122,781 $ 1,024 $ 9,670 $ 10,086 $ 12,122 $ 535,474
Reinvested ............................... 29,057 29,333 161,110 817 5,083 3,615 10,181 452,427
Redeemed ................................
(71,700) (68,361) (2,563,754) (2,884) (25,431) (30,965) (76,700) (1,924,692)
Net Increase (Decrease)
$ (21,089) $ 11,271 $ (2,279,863) $ (1,043) $ (10,678) $ (17,264) $ (54,397) $ (936,791)
Shares:
Sold .................................... 1,235 3,801 6,658 76 624 634 698 27,504
Reinvested ............................... 1,829 2,473 9,421 67 364 246 642 26,396
Redeemed ................................
(4,040) (5,149) (141,759) (208) (1,626) (1,882) (4,461) (100,498)
Net Increase (Decrease)
(976) 1,125 (125,680) (65) (638) (1,002) (3,121) (46,598)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (143,325) $ (153,333) $ (234,714) $ – $ (24,893) $ – $ (46,672) $ (1,967,771)
Total Dividends and Distributions
$ (143,325) $ (153,333) $ (234,714) $ – $ (24,893) $ – $ (46,672) $ (1,967,771)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
Total Dividends and Distributions
$ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 108,293 $ 102,062
Net realized gain (loss) on investments and futures ................................................................................. 275,087 140,516
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
1,428,777 2,065,437
Net Increase (Decrease) in Net Assets Resulting from Operations 1,812,157 2,308,015
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (236,606) (279,092)
Total Dividends and Distributions (236,606) (279,092)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
601,384 494,419
Total Increase (Decrease) in Net Assets 2,176,935 2,523,342
Net Assets
Beginning of period ..................................................................................................................
8,665,979 6,142,637
End of period ........................................................................................................................
$ 10,842,914 $ 8,665,979
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 116,997 $ 168,175 $ 1,781,102 $ 110 $ 46,700 $ 1,243 $ 196,142
Reinvested .......................................... 20,318 33,375 167,582 – 4,155 – 10,731
Redeemed ...........................................
(128,006) (221,407) (1,262,619) (15,807) (52,776) (143,465) (121,166)
Net Increase (Decrease)
$ 9,309 $ (19,857) $ 686,065 $ (15,697) $ (1,921) $ (142,222) $ 85,707
Shares:
Sold ............................................... 4,038 5,865 58,411 4 1,590 42 6,571
Reinvested .......................................... 712 1,187 5,867 – 145 – 369
Redeemed ...........................................
(4,380) (7,734) (42,959) (541) (1,814) (4,861) (4,069)
Net Increase (Decrease)
370 (682) 21,319 (537) (79) (4,819) 2,871
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 75,556 $ 167,428 $ 1,181,649 $ 2,737 $ 30,446 $ 31,167 $ 58,639
Reinvested .......................................... 25,910 40,038 192,168 435 5,519 4,375 10,019
Redeemed ...........................................
(112,622) (153,959) (890,819) (3,641) (47,058) (36,789) (86,779)
Net Increase (Decrease)
$ (11,156) $ 53,507 $ 482,998 $ (469) $ (11,093) $ (1,247) $ (18,121)
Shares:
Sold ............................................... 2,981 6,675 45,312 109 1,194 1,238 2,247
Reinvested .......................................... 1,116 1,749 8,269 19 237 187 423
Redeemed ...........................................
(4,435) (6,104) (35,138) (139) (1,845) (1,429) (3,338)
Net Increase (Decrease)
(338) 2,320 18,443 (11) (414) (4) (668)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (20,703) $ (33,421) $ (167,596) $ – $ (4,155) $ – $ (10,731)
Total Dividends and Distributions
$ (20,703) $ (33,421) $ (167,596) $ – $ (4,155) $ – $ (10,731)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (26,467) $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Total Dividends and Distributions
$ (26,467) $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 51,666 $ 52,191
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 484,847 249,365
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(281,208) 500,379
Net Increase (Decrease) in Net Assets Resulting from Operations 255,305 801,935
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (291,011) (93,690)
Total Dividends and Distributions (291,011) (93,690)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(884,061) 430,790
Total Increase (Decrease) in Net Assets (919,767) 1,139,035
Net Assets
Beginning of period ..................................................................................................................
3,788,486 2,649,451
End of period ........................................................................................................................
$ 2,868,719 $ 3,788,486
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 4,602 $ 171,364 $ 18 $ 4,714 $ 2 $ 2,123
Reinvested .................................................... 6,818 282,944 – 736 – 471
Redeemed .....................................................
(12,519) (1,334,301) (3,911) (2,835) (1,164) (3,123)
Net Increase (Decrease)
$ (1,099) $ (879,993) $ (3,893) $ 2,615 $ (1,162) $ (529)
Shares:
Sold ......................................................... 239 8,841 1 208 – 102
Reinvested .................................................... 366 14,819 – 36 – 24
Redeemed .....................................................
(652) (66,587) (182) (137) (54) (153)
Net Increase (Decrease)
(47) (42,927) (181) 107 (54) (27)
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 3,825 $ 783,183 $ 457 $ 1,248 $ 70 $ 760
Reinvested .................................................... 2,506 90,694 92 162 36 185
Redeemed .....................................................
(12,838) (433,705) (1,137) (1,946) (376) (2,426)
Net Increase (Decrease)
$ (6,507) $ 440,172 $ (588) $ (536) $ (270) $ (1,481)
Shares:
Sold ......................................................... 205 41,333 25 61 4 39
Reinvested .................................................... 143 5,063 5 8 2 10
Redeemed .....................................................
(697) (22,714) (60) (94) (20) (122)
Net Increase (Decrease)
(349) 23,682 (30) (25) (14) (73)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (6,823) $ (282,981) $ – $ (736) $ – $ (471)
Total Dividends and Distributions
$ (6,823) $ (282,981) $ – $ (736) $ – $ (471)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
Total Dividends and Distributions
$ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ (8,293) $ 99,837
Net realized gain (loss) on investments and foreign currencies ..................................................................... 1,904,196 903,742
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(1,220,856) 6,629,069
Net Increase (Decrease) in Net Assets Resulting from Operations 675,047 7,632,648
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (915,939) (539,512)
Total Dividends and Distributions (915,939) (539,512)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
3,682,934 2,776,803
Total Increase (Decrease) in Net Assets 3,442,042 9,869,939
Net Assets
Beginning of period ..................................................................................................................
28,084,261 18,214,322
End of period ........................................................................................................................
$ 31,526,303 $ 28,084,261
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .......................... $ 188,899 $ 4,179 $ 12,524 $ 4,301,092 $ 752 $ 135,736 $ 411 $ 104,649 $ 4,087,729
Issued in acquisitions .............. 13,096 N/A 125,169 110,747 N/A 14,372 N/A 13,965 12,005
Reinvested ..................... 59,643 1,310 13,011 413,578 – 5,415 – 10,602 278,714
Redeemed ......................
(347,306) (9,675) (55,517) (2,909,867) (119,675) (32,071) (64,247) (171,447) (2,514,859)
Net Increase (Decrease)
$ (85,668) $ (4,186) $ 95,187 $ 1,915,550 $ (118,923) $ 123,452 $ (63,836) $ (42,231) $ 1,863,589
Shares:
Sold .......................... 4,299 116 301 93,890 19 3,081 9 2,247 88,321
Issued in acquisitions .............. 288 N/A 2,868 2,321 N/A 330 N/A 301 251
Reinvested ..................... 1,330 35 303 8,820 – 126 – 232 5,939
Redeemed ......................
(7,883) (267) (1,319) (63,165) (2,966) (767) (1,347) (3,779) (54,646)
Net Increase (Decrease)
(1,966) (116) 2,153 41,866 (2,947) 2,770 (1,338) (999) 39,865
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 210,410 $ 4,271 $ 14,804 $ 3,323,888 $ 8,855 $ 6,141 $ 7,424 $ 27,606 $ 3,299,231
Reinvested ..................... 42,950 1,033 9,096 239,184 2,720 1,244 1,322 6,331 154,952
Redeemed ......................
(414,789) (10,757) (40,145) (2,317,620) (9,834) (11,798) (10,913) (52,067) (1,716,736)
Net Increase (Decrease)
$ (161,429) $ (5,453) $ (16,245) $ 1,245,452 $ 1,741 $ (4,413) $ (2,167) $ (18,130) $ 1,737,447
Shares:
Sold .......................... 5,344 132 397 80,671 253 164 186 696 79,022
Reinvested ..................... 1,182 34 261 6,305 85 36 36 171 4,076
Redeemed ......................
(10,795) (329) (1,060) (56,672) (285) (312) (274) (1,294) (41,372)
Net Increase (Decrease)
(4,269) (163) (402) 30,304 53 (112) (52) (427) 41,726
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (63,300) $ (1,316) $ (13,023) $ (447,180) $ – $ (5,427) $ – $ (10,605) $ (375,088)
Total Dividends and Distributions
$ (63,300) $ (1,316) $ (13,023) $ (447,180) $ – $ (5,427) $ – $ (10,605) $ (375,088)
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Total Dividends and Distributions
$ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 15,794 $ 18,789
Net realized gain (loss) on investments and futures ................................................................................. 103,084 170,317
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(46,526) 194,282
Net Increase (Decrease) in Net Assets Resulting from Operations 72,352 383,388
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (159,217) (51,176)
Total Dividends and Distributions (159,217) (51,176)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
23,782 (282,404)
Total Increase (Decrease) in Net Assets (63,083) 49,808
Net Assets
Beginning of period ..................................................................................................................
1,273,220 1,223,412
End of period ........................................................................................................................
$ 1,210,137 $ 1,273,220
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 13,927 $ 83,377 $ 20 $ 17,717 $ 351 $ 67,750 $ 153,038
Reinvested .......................................... 19,742 26,686 – 8,152 – 15,536 88,704
Redeemed ...........................................
(28,249) (88,595) (5,997) (23,617) (45,707) (49,655) (229,398)
Net Increase (Decrease)
$ 5,420 $ 21,468 $ (5,977) $ 2,252 $ (45,356) $ 33,631 $ 12,344
Shares:
Sold ............................................... 647 3,826 1 730 13 2,592 6,833
Reinvested .......................................... 937 1,206 – 359 – 669 4,011
Redeemed ...........................................
(1,316) (4,040) (228) (1,027) (1,664) (2,120) (10,287)
Net Increase (Decrease)
268 992 (227) 62 (1,651) 1,141 557
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 13,425 $ 61,402 $ 994 $ 9,089 $ 9,739 $ 20,828 $ 165,034
Reinvested .......................................... 5,164 7,313 178 2,080 1,410 2,866 32,040
Redeemed ...........................................
(20,998) (88,287) (2,176) (20,246) (16,204) (30,874) (435,181)
Net Increase (Decrease)
$ (2,409) $ (19,572) $ (1,004) $ (9,077) $ (5,055) $ (7,180) $ (238,107)
Shares:
Sold ............................................... 608 2,663 44 382 412 854 7,210
Reinvested .......................................... 245 332 8 92 62 125 1,457
Redeemed ...........................................
(947) (3,833) (95) (852) (677) (1,276) (18,523)
Net Increase (Decrease)
(94) (838) (43) (378) (203) (297) (9,856)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (19,768) $ (27,047) $ – $ (8,152) $ – $ (15,536) $ (88,714)
Total Dividends and Distributions
$ (19,768) $ (27,047) $ – $ (8,152) $ – $ (15,536) $ (88,714)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
Total Dividends and Distributions
$ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 28,621 $ 44,128
Net realized gain (loss) on investments and futures ................................................................................. 169,462 507,889
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(138,965) 375,822
Net Increase (Decrease) in Net Assets Resulting from Operations 59,118 927,839
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (423,538) (173,151)
Total Dividends and Distributions (423,538) (173,151)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(205,136) (1,332,510)
Total Increase (Decrease) in Net Assets (569,556) (577,822)
Net Assets
Beginning of period ..................................................................................................................
2,840,343 3,418,165
End of period ........................................................................................................................
$ 2,270,787 $ 2,840,343
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 8,450 $ 4,467 $ 266,672 $ 11 $ 4,048 $ 26 $ 12,808 $ 34,540
Reinvested ............................... 7,584 28,342 177,461 – 1,990 – 5,600 189,164
Redeemed ................................
(9,680) (25,534) (698,884) (2,287) (2,864) (8,181) (11,847) (187,022)
Net Increase (Decrease)
$ 6,354 $ 7,275 $ (254,751) $ (2,276) $ 3,174 $ (8,155) $ 6,561 $ 36,682
Shares:
Sold .................................... 478 288 16,854 – 231 2 720 2,141
Reinvested ............................... 488 1,848 11,364 – 131 – 362 12,069
Redeemed ................................
(602) (1,624) (43,697) (125) (181) (428) (750) (11,544)
Net Increase (Decrease)
364 512 (15,479) (125) 181 (426) 332 2,666
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 4,804 $ 4,989 $ 177,063 $ 225 $ 1,867 $ 632 $ 6,256 $ 192,516
Reinvested ............................... 1,851 7,886 50,961 90 470 379 1,314 106,679
Redeemed ................................
(9,413) (25,047) (270,998) (676) (3,656) (2,938) (12,352) (1,565,412)
Net Increase (Decrease)
$ (2,758) $ (12,172) $ (42,974) $ (361) $ (1,319) $ (1,927) $ (4,782) $ (1,266,217)
Shares:
Sold .................................... 274 290 10,266 15 112 37 364 11,205
Reinvested ............................... 114 492 3,128 6 29 24 81 6,530
Redeemed ................................
(550) (1,482) (15,944) (42) (219) (175) (728) (88,494)
Net Increase (Decrease)
(162) (700) (2,550) (21) (78) (114) (283) (70,759)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (7,617) $ (28,408) $ (190,740) $ – $ (1,990) $ – $ (5,600) $ (189,183)
Total Dividends and Distributions
$ (7,617) $ (28,408) $ (190,740) $ – $ (1,990) $ – $ (5,600) $ (189,183)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
Total Dividends and Distributions
$ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 43,760 $ 50,745
Net realized gain (loss) on investments .............................................................................................. – –
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 43,760 50,745
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (43,760) (50,745)
Total Dividends and Distributions (43,760) (50,745)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
27,203 53,496
Total Increase (Decrease) in Net Assets 27,203 53,496
Net Assets
Beginning of period ..................................................................................................................
1,049,828 996,332
End of period ........................................................................................................................
$ 1,077,031 $ 1,049,828
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ................................................................................................... $ 185,893 $ 301,745
Reinvested .............................................................................................. 14,082 29,373
Redeemed ...............................................................................................
(199,942) (303,948)
Net Increase (Decrease)
$ 33 $ 27,170
Shares:
Sold ................................................................................................... 185,893 301,745
Reinvested .............................................................................................. 14,082 29,373
Redeemed ...............................................................................................
(199,942) (303,948)
Net Increase (Decrease)
33 27,170
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 176,254 $ 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
$ 7,113 $ 46,383
Shares:
Sold ................................................................................................... 176,254 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
7,113 46,383
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (14,238) $ (29,522)
Total Dividends and Distributions
$ (14,238) $ (29,522)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (16,902) $ (33,843)
Total Dividends and Distributions
$ (16,902) $ (33,843)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2025
(a)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 30,712 $ 61,138
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 150,577 244,432
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
112,614 105,772
Net Increase (Decrease) in Net Assets Resulting from Operations 293,903 411,342
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (173,832) (146,491)
Total Dividends and Distributions (173,832) (146,491)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
361,615 (1,250,426)
Total Increase (Decrease) in Net Assets 481,686 (985,575)
Net Assets
Beginning of period ..................................................................................................................
1,159,074 2,144,649
End of period ........................................................................................................................
$ 1,640,760 $ 1,159,074
Institutional R-3 R-4
Capital Share Transactions:
Year Ended October 31, 2025
(a)
Dollars:
Sold ......................................................................................... $ 576,572 $ 683 $ 1
Reinvested .................................................................................... 173,778 39 –
Redeemed .....................................................................................
(388,196) (281) (981)
Net Increase (Decrease)
$ 362,154 $ 441 $ (980)
Shares:
Sold ......................................................................................... 49,041 66 –
Reinvested .................................................................................... 18,390 4 –
Redeemed .....................................................................................
(35,923) (26) (91)
Net Increase (Decrease)
31,508 44 (91)
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 303,136 $ 163 $ 172
Reinvested .................................................................................... 146,377 46 56
Redeemed .....................................................................................
(1,699,449) (743) (184)
Net Increase (Decrease)
$ (1,249,936) $ (534) $ 44
Shares:
Sold ......................................................................................... 28,279 16 17
Reinvested .................................................................................... 13,686 4 5
Redeemed .....................................................................................
(151,885) (68) (17)
Net Increase (Decrease)
(109,920) (48) 5
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ (173,793) $ (39) $ –
Total Dividends and Distributions
$ (173,793) $ (39) $ –
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (146,389) $ (46) $ (56)
Total Dividends and Distributions
$ (146,389) $ (46) $ (56)
(a)
Class R-4 shares discontinued operations and converted to Institutional shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 23,573 $ 34,205
Net realized gain (loss) on investments .............................................................................................. 409,437 316,148
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
411,149 1,015,431
Net Increase (Decrease) in Net Assets Resulting from Operations 844,159 1,365,784
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (241,236) (34,748)
Total Dividends and Distributions (241,236) (34,748)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(90,750) (162,870)
Total Increase (Decrease) in Net Assets 512,173 1,168,166
Net Assets
Beginning of period ..................................................................................................................
4,670,194 3,502,028
End of period ........................................................................................................................
$ 5,182,367 $ 4,670,194
Class A Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 53,561 $ 697,829 $ 7 $ 12,171 $ 175 $ 21,521
Reinvested .................................................... 71,750 164,162 – 2,164 – 2,318
Redeemed .....................................................
(177,454) (892,376) (1,443) (9,569) (14,579) (20,987)
Net Increase (Decrease)
$ (52,143) $ (30,385) $ (1,436) $ 4,766 $ (14,404) $ 2,852
Shares:
Sold ......................................................... 648 8,324 – 150 2 250
Reinvested .................................................... 901 1,978 – 27 – 28
Redeemed .....................................................
(2,189) (10,329) (17) (121) (168) (247)
Net Increase (Decrease)
(640) (27) (17) 56 (166) 31
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 47,544 $ 486,377 $ 206 $ 11,877 $ 2,501 $ 8,218
Reinvested .................................................... 8,457 25,691 2 159 69 266
Redeemed .....................................................
(140,298) (592,609) (352) (4,191) (1,483) (15,304)
Net Increase (Decrease)
$ (84,297) $ (80,541) $ (144) $ 7,845 $ 1,087 $ (6,820)
Shares:
Sold ......................................................... 648 6,491 3 160 33 110
Reinvested .................................................... 127 373 – 2 1 4
Redeemed .....................................................
(1,936) (7,804) (5) (57) (20) (200)
Net Increase (Decrease)
(1,161) (940) (2) 105 14 (86)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (72,584) $ (164,170) $ – $ (2,164) $ – $ (2,318)
Total Dividends and Distributions
$ (72,584) $ (164,170) $ – $ (2,164) $ – $ (2,318)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (8,560) $ (25,692) $ (2) $ (159) $ (69) $ (266)
Total Dividends and Distributions
$ (8,560) $ (25,692) $ (2) $ (159) $ (69) $ (266)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 6,641 $ 7,570
Net realized gain (loss) on investments .............................................................................................. 17,992 9,733
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(5,181) 21,833
Net Increase (Decrease) in Net Assets Resulting from Operations 19,452 39,136
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (14,946) (11,718)
Total Dividends and Distributions (14,946) (11,718)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(36,767) (38,427)
Total Increase (Decrease) in Net Assets (32,261) (11,009)
Net Assets
Beginning of period ..................................................................................................................
236,296 247,305
End of period ........................................................................................................................
$ 204,035 $ 236,296
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 13,029 $ 7 $ 2,917 $ 16 $ 11,599
Reinvested ............................................................... 12,585 – 975 – 1,386
Redeemed ................................................................
(56,644) (1,579) (5,194) (8,660) (7,204)
Net Increase (Decrease)
$ (31,030) $ (1,572) $ (1,302) $ (8,644) $ 5,781
Shares:
Sold .................................................................... 1,515 1 339 2 1,335
Reinvested ............................................................... 1,493 – 120 – 168
Redeemed ................................................................
(6,517) (182) (616) (984) (847)
Net Increase (Decrease)
(3,509) (181) (157) (982) 656
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 16,787 $ 88 $ 1,326 $ 976 $ 1,118
Reinvested ............................................................... 9,832 57 699 337 793
Redeemed ................................................................
(55,736) (134) (6,156) (782) (7,632)
Net Increase (Decrease)
$ (29,117) $ 11 $ (4,131) $ 531 $ (5,721)
Shares:
Sold .................................................................... 1,961 10 162 117 133
Reinvested ............................................................... 1,171 7 86 41 96
Redeemed ................................................................
(6,546) (16) (745) (94) (906)
Net Increase (Decrease)
(3,414) 1 (497) 64 (677)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (12,585) $ – $ (975) $ – $ (1,386)
Total Dividends and Distributions
$ (12,585) $ – $ (975) $ – $ (1,386)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (9,832) $ (57) $ (699) $ (337) $ (793)
Total Dividends and Distributions
$ (9,832) $ (57) $ (699) $ (337) $ (793)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 61,822 $ 70,084
Net realized gain (loss) on investments .............................................................................................. 139,345 106,970
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
4,581 233,888
Net Increase (Decrease) in Net Assets Resulting from Operations 205,748 410,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (158,067) (122,193)
Total Dividends and Distributions (158,067) (122,193)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(355,637) (296,812)
Total Increase (Decrease) in Net Assets (307,956) (8,063)
Net Assets
Beginning of period ..................................................................................................................
2,324,939 2,333,002
End of period ........................................................................................................................
$ 2,016,983 $ 2,324,939
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 3,608 $ 9,326 $ 19,606 $ 87 $ 16,089 $ 55 $ 30,130
Reinvested .......................................... 5,727 46,318 94,963 – 4,395 – 6,420
Redeemed ...........................................
(16,311) (91,860) (397,754) (11,547) (20,245) (22,291) (32,353)
Net Increase (Decrease)
$ (6,976) $ (36,216) $ (283,185) $ (11,460) $ 239 $ (22,236) $ 4,197
Shares:
Sold ............................................... 289 756 1,547 7 1,264 4 2,354
Reinvested .......................................... 465 3,835 7,797 – 365 – 531
Redeemed ...........................................
(1,289) (7,384) (31,612) (892) (1,631) (1,723) (2,609)
Net Increase (Decrease)
(535) (2,793) (22,268) (885) (2) (1,719) 276
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,155 $ 8,117 $ 33,989 $ 971 $ 4,623 $ 2,049 $ 5,008
Reinvested .......................................... 3,968 33,418 75,658 511 2,866 1,268 4,344
Redeemed ...........................................
(12,728) (92,979) (311,605) (2,695) (17,134) (9,366) (31,250)
Net Increase (Decrease)
$ (4,605) $ (51,444) $ (201,958) $ (1,213) $ (9,645) $ (6,049) $ (21,898)
Shares:
Sold ............................................... 331 660 2,747 80 383 169 409
Reinvested .......................................... 325 2,787 6,256 42 240 106 361
Redeemed ...........................................
(1,020) (7,559) (25,168) (219) (1,402) (767) (2,535)
Net Increase (Decrease)
(364) (4,112) (16,165) (97) (779) (492) (1,765)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (5,741) $ (46,359) $ (94,970) $ – $ (4,558) $ – $ (6,439)
Total Dividends and Distributions
$ (5,741) $ (46,359) $ (94,970) $ – $ (4,558) $ – $ (6,439)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Total Dividends and Distributions
$ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 39,822 $ 43,293
Net realized gain (loss) on investments .............................................................................................. 127,191 60,999
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(16,779) 181,939
Net Increase (Decrease) in Net Assets Resulting from Operations 150,234 286,231
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (90,413) (65,891)
Total Dividends and Distributions (90,413) (65,891)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(238,725) (135,358)
Total Increase (Decrease) in Net Assets (178,904) 84,982
Net Assets
Beginning of period ..................................................................................................................
1,560,036 1,475,054
End of period ........................................................................................................................
$ 1,381,132 $ 1,560,036
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 47,342 $ 26 $ 13,569 $ 202 $ 41,710
Reinvested ............................................................... 79,326 – 5,164 – 5,841
Redeemed ................................................................
(337,772) (6,280) (23,262) (32,367) (32,224)
Net Increase (Decrease)
$ (211,104) $ (6,254) $ (4,529) $ (32,165) $ 15,327
Shares:
Sold .................................................................... 4,116 2 1,193 17 3,578
Reinvested ............................................................... 7,127 – 478 – 530
Redeemed ................................................................
(29,380) (548) (2,070) (2,771) (2,821)
Net Increase (Decrease)
(18,137) (546) (399) (2,754) 1,287
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 62,423 $ 596 $ 8,226 $ 4,669 $ 5,619
Reinvested ............................................................... 57,201 231 3,520 1,436 3,459
Redeemed ................................................................
(219,645) (1,695) (19,386) (13,326) (28,686)
Net Increase (Decrease)
$ (100,021) $ (868) $ (7,640) $ (7,221) $ (19,608)
Shares:
Sold .................................................................... 5,618 55 762 428 512
Reinvested ............................................................... 5,272 22 333 134 322
Redeemed ................................................................
(19,682) (155) (1,789) (1,226) (2,589)
Net Increase (Decrease)
(8,792) (78) (694) (664) (1,755)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (79,346) $ – $ (5,226) $ – $ (5,841)
Total Dividends and Distributions
$ (79,346) $ – $ (5,226) $ – $ (5,841)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
Total Dividends and Distributions
$ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 129,633 $ 134,242
Net realized gain (loss) on investments .............................................................................................. 367,697 202,798
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
99,854 742,399
Net Increase (Decrease) in Net Assets Resulting from Operations 597,184 1,079,439
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (308,738) (221,269)
Total Dividends and Distributions (308,738) (221,269)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(559,474) (259,241)
Total Increase (Decrease) in Net Assets (271,028) 598,929
Net Assets
Beginning of period ..................................................................................................................
5,483,562 4,884,633
End of period ........................................................................................................................
$ 5,212,534 $ 5,483,562
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 9,675 $ 22,738 $ 105,601 $ 123 $ 35,407 $ 452 $ 75,609
Reinvested .......................................... 7,565 63,819 217,675 – 7,952 – 11,617
Redeemed ...........................................
(23,718) (154,330) (763,813) (19,641) (39,393) (51,582) (65,230)
Net Increase (Decrease)
$ (6,478) $ (67,773) $ (440,537) $ (19,518) $ 3,966 $ (51,130) $ 21,996
Shares:
Sold ............................................... 667 1,583 7,207 8 2,409 29 5,102
Reinvested .......................................... 537 4,571 15,516 – 571 – 830
Redeemed ...........................................
(1,633) (10,661) (52,347) (1,331) (2,729) (3,297) (4,516)
Net Increase (Decrease)
(429) (4,507) (29,624) (1,323) 251 (3,268) 1,416
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,257 $ 20,028 $ 127,973 $ 2,276 $ 12,427 $ 10,314 $ 20,460
Reinvested .......................................... 5,110 45,377 156,028 616 4,917 2,004 7,141
Redeemed ...........................................
(19,040) (130,557) (419,390) (2,816) (27,800) (19,412) (65,154)
Net Increase (Decrease)
$ (3,673) $ (65,152) $ (135,389) $ 76 $ (10,456) $ (7,094) $ (37,553)
Shares:
Sold ............................................... 728 1,445 9,188 164 899 712 1,466
Reinvested .......................................... 376 3,367 11,524 46 365 141 528
Redeemed ...........................................
(1,348) (9,374) (30,002) (203) (2,011) (1,338) (4,664)
Net Increase (Decrease)
(244) (4,562) (9,290) 7 (747) (485) (2,670)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (7,597) $ (63,844) $ (217,708) $ – $ (7,972) $ – $ (11,617)
Total Dividends and Distributions
$ (7,597) $ (63,844) $ (217,708) $ – $ (7,972) $ – $ (11,617)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
Total Dividends and Distributions
$ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 45,208 $ 44,052
Net realized gain (loss) on investments .............................................................................................. 133,824 76,913
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
65,274 277,178
Net Increase (Decrease) in Net Assets Resulting from Operations 244,306 398,143
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (109,967) (74,328)
Total Dividends and Distributions (109,967) (74,328)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(90,404) 14,432
Total Increase (Decrease) in Net Assets 43,935 338,247
Net Assets
Beginning of period ..................................................................................................................
1,988,066 1,649,819
End of period ........................................................................................................................
$ 2,032,001 $ 1,988,066
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 117,874 $ 31 $ 17,591 $ 218 $ 55,614
Reinvested ............................................................... 98,408 – 5,109 – 6,388
Redeemed ................................................................
(298,089) (7,201) (25,233) (38,739) (22,375)
Net Increase (Decrease)
$ (81,807) $ (7,170) $ (2,533) $ (38,521) $ 39,627
Shares:
Sold .................................................................... 8,820 2 1,336 16 4,116
Reinvested ............................................................... 7,670 – 408 – 502
Redeemed ................................................................
(22,342) (542) (1,922) (2,865) (1,682)
Net Increase (Decrease)
(5,852) (540) (178) (2,849) 2,936
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 124,682 $ 771 $ 11,893 $ 10,324 $ 8,630
Reinvested ............................................................... 65,544 248 3,481 1,460 3,554
Redeemed ................................................................
(148,631) (1,866) (20,768) (14,735) (30,155)
Net Increase (Decrease)
$ 41,595 $ (847) $ (5,394) $ (2,951) $ (17,971)
Shares:
Sold .................................................................... 9,826 62 967 804 686
Reinvested ............................................................... 5,360 21 291 121 293
Redeemed ................................................................
(11,768) (151) (1,686) (1,170) (2,376)
Net Increase (Decrease)
3,418 (68) (428) (245) (1,397)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (98,450) $ – $ (5,129) $ – $ (6,388)
Total Dividends and Distributions
$ (98,450) $ – $ (5,129) $ – $ (6,388)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
Total Dividends and Distributions
$ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 91,117 $ 92,143
Net realized gain (loss) on investments .............................................................................................. 359,528 245,204
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
183,532 693,523
Net Increase (Decrease) in Net Assets Resulting from Operations 634,177 1,030,870
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (314,209) (187,669)
Total Dividends and Distributions (314,209) (187,669)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(323,695) (8,516)
Total Increase (Decrease) in Net Assets (3,727) 834,685
Net Assets
Beginning of period ..................................................................................................................
4,761,560 3,926,875
End of period ........................................................................................................................
$ 4,757,833 $ 4,761,560
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 10,043 $ 15,325 $ 114,482 $ 179 $ 28,079 $ 559 $ 69,780
Reinvested .......................................... 7,996 58,251 226,403 – 8,509 – 12,968
Redeemed ...........................................
(14,141) (80,577) (616,891) (15,613) (37,076) (51,544) (60,427)
Net Increase (Decrease)
$ 3,898 $ (7,001) $ (276,006) $ (15,434) $ (488) $ (50,985) $ 22,321
Shares:
Sold ............................................... 615 934 6,866 10 1,680 33 4,095
Reinvested .......................................... 515 3,688 14,128 – 544 – 816
Redeemed ...........................................
(872) (4,899) (36,507) (914) (2,266) (3,022) (3,690)
Net Increase (Decrease)
258 (277) (15,513) (904) (42) (2,989) 1,221
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,905 $ 15,767 $ 148,069 $ 2,409 $ 13,667 $ 8,702 $ 16,860
Reinvested .......................................... 4,566 34,543 135,331 486 4,402 1,902 6,413
Redeemed ...........................................
(12,110) (65,006) (252,637) (2,523) (18,258) (10,845) (48,159)
Net Increase (Decrease)
$ 361 $ (14,696) $ 30,763 $ 372 $ (189) $ (241) $ (24,886)
Shares:
Sold ............................................... 511 998 9,222 154 884 562 1,063
Reinvested .......................................... 309 2,298 8,882 32 295 127 424
Redeemed ...........................................
(783) (4,117) (15,905) (159) (1,168) (699) (3,031)
Net Increase (Decrease)
37 (821) 2,199 27 11 (10) (1,544)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (8,025) $ (58,284) $ (226,423) $ – $ (8,509) $ – $ (12,968)
Total Dividends and Distributions
$ (8,025) $ (58,284) $ (226,423) $ – $ (8,509) $ – $ (12,968)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Total Dividends and Distributions
$ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 29,431 $ 28,751
Net realized gain (loss) on investments .............................................................................................. 128,862 68,773
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
90,238 274,661
Net Increase (Decrease) in Net Assets Resulting from Operations 248,531 372,185
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (89,205) (61,879)
Total Dividends and Distributions (89,205) (61,879)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(51,690) 58,402
Total Increase (Decrease) in Net Assets 107,636 368,708
Net Assets
Beginning of period ..................................................................................................................
1,683,717 1,315,009
End of period ........................................................................................................................
$ 1,791,353 $ 1,683,717
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 110,267 $ 21 $ 13,528 $ 83 $ 40,183
Reinvested ............................................................... 79,968 – 4,050 – 5,153
Redeemed ................................................................
(237,084) (4,030) (21,149) (26,172) (16,508)
Net Increase (Decrease)
$ (46,849) $ (4,009) $ (3,571) $ (26,089) $ 28,828
Shares:
Sold .................................................................... 7,332 1 916 6 2,670
Reinvested ............................................................... 5,544 – 292 – 365
Redeemed ................................................................
(15,687) (273) (1,443) (1,731) (1,111)
Net Increase (Decrease)
(2,811) (272) (235) (1,725) 1,924
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 123,208 $ 487 $ 8,085 $ 3,899 $ 8,801
Reinvested ............................................................... 54,670 138 2,943 995 3,110
Redeemed ................................................................
(101,479) (1,043) (15,215) (6,591) (23,606)
Net Increase (Decrease)
$ 76,399 $ (418) $ (4,187) $ (1,697) $ (11,695)
Shares:
Sold .................................................................... 8,707 36 595 284 637
Reinvested ............................................................... 4,079 11 228 76 237
Redeemed ................................................................
(7,138) (76) (1,116) (481) (1,683)
Net Increase (Decrease)
5,648 (29) (293) (121) (809)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (79,995) $ – $ (4,052) $ – $ (5,158)
Total Dividends and Distributions
$ (79,995) $ – $ (4,052) $ – $ (5,158)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Total Dividends and Distributions
$ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 49,710 $ 51,498
Net realized gain (loss) on investments .............................................................................................. 277,826 169,026
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
176,606 555,054
Net Increase (Decrease) in Net Assets Resulting from Operations 504,142 775,578
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (203,668) (129,188)
Total Dividends and Distributions (203,668) (129,188)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(212,819) 21,979
Total Increase (Decrease) in Net Assets 87,655 668,369
Net Assets
Beginning of period ..................................................................................................................
3,333,038 2,664,669
End of period ........................................................................................................................
$ 3,420,693 $ 3,333,038
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 10,162 $ 6,115 $ 116,100 $ 119 $ 22,276 $ 271 $ 56,783
Reinvested .......................................... 6,675 18,643 163,620 – 6,034 – 8,609
Redeemed ...........................................
(13,750) (27,495) (470,316) (12,846) (26,504) (40,941) (36,374)
Net Increase (Decrease)
$ 3,087 $ (2,737) $ (190,596) $ (12,727) $ 1,806 $ (40,670) $ 29,018
Shares:
Sold ............................................... 563 358 6,486 7 1,244 15 3,106
Reinvested .......................................... 389 1,141 9,570 – 361 – 507
Redeemed ...........................................
(762) (1,591) (26,055) (706) (1,509) (2,230) (2,061)
Net Increase (Decrease)
190 (92) (9,999) (699) 96 (2,215) 1,552
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,795 $ 6,250 $ 143,522 $ 2,114 $ 8,994 $ 6,618 $ 15,442
Reinvested .......................................... 4,055 11,706 103,653 411 3,405 1,602 4,299
Redeemed ...........................................
(13,940) (24,146) (201,181) (2,922) (14,026) (11,620) (33,052)
Net Increase (Decrease)
$ 910 $ (6,190) $ 45,994 $ (397) $ (1,627) $ (3,400) $ (13,311)
Shares:
Sold ............................................... 638 387 8,517 127 548 399 921
Reinvested .......................................... 254 768 6,515 26 218 102 272
Redeemed ...........................................
(820) (1,488) (12,144) (177) (850) (695) (1,952)
Net Increase (Decrease)
72 (333) 2,888 (24) (84) (194) (759)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (6,692) $ (18,645) $ (163,687) $ – $ (6,035) $ – $ (8,609)
Total Dividends and Distributions
$ (6,692) $ (18,645) $ (163,687) $ – $ (6,035) $ – $ (8,609)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
Total Dividends and Distributions
$ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 16,891 $ 16,503
Net realized gain (loss) on investments .............................................................................................. 85,709 42,624
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
74,055 191,263
Net Increase (Decrease) in Net Assets Resulting from Operations 176,655 250,390
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (53,874) (38,920)
Total Dividends and Distributions (53,874) (38,920)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(35,291) 76,269
Total Increase (Decrease) in Net Assets 87,490 287,739
Net Assets
Beginning of period ..................................................................................................................
1,128,284 840,545
End of period ........................................................................................................................
$ 1,215,774 $ 1,128,284
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 95,810 $ 22 $ 9,688 $ 94 $ 28,140
Reinvested ............................................................... 48,636 – 2,520 – 2,664
Redeemed ................................................................
(181,727) (3,174) (14,749) (15,434) (7,781)
Net Increase (Decrease)
$ (37,281) $ (3,152) $ (2,541) $ (15,340) $ 23,023
Shares:
Sold .................................................................... 5,602 1 585 6 1,661
Reinvested ............................................................... 2,986 – 161 – 167
Redeemed ................................................................
(10,672) (191) (903) (907) (463)
Net Increase (Decrease)
(2,084) (190) (157) (901) 1,365
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 114,341 $ 611 $ 6,833 $ 3,136 $ 8,737
Reinvested ............................................................... 34,707 79 1,860 639 1,600
Redeemed ................................................................
(65,872) (262) (9,280) (6,721) (14,139)
Net Increase (Decrease)
$ 83,176 $ 428 $ (587) $ (2,946) $ (3,802)
Shares:
Sold .................................................................... 7,180 40 450 204 554
Reinvested ............................................................... 2,322 6 129 44 109
Redeemed ................................................................
(4,153) (17) (607) (435) (898)
Net Increase (Decrease)
5,349 29 (28) (187) (235)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (48,687) $ – $ (2,523) $ – $ (2,664)
Total Dividends and Distributions
$ (48,687) $ – $ (2,523) $ – $ (2,664)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Total Dividends and Distributions
$ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 16,290 $ 15,921
Net realized gain (loss) on investments .............................................................................................. 78,748 37,693
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
77,453 184,524
Net Increase (Decrease) in Net Assets Resulting from Operations 172,491 238,138
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (48,399) (37,048)
Total Dividends and Distributions (48,399) (37,048)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(11,625) 76,710
Total Increase (Decrease) in Net Assets 112,467 277,800
Net Assets
Beginning of period ..................................................................................................................
1,082,152 804,352
End of period ........................................................................................................................
$ 1,194,619 $ 1,082,152
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 1,600 $ 101,949 $ 54 $ 11,165 $ 121 $ 21,291
Reinvested .................................................... 746 44,415 – 1,494 – 1,732
Redeemed .....................................................
(2,129) (161,397) (4,007) (8,860) (9,645) (10,154)
Net Increase (Decrease)
$ 217 $ (15,033) $ (3,953) $ 3,799 $ (9,524) $ 12,869
Shares:
Sold ......................................................... 88 5,544 3 615 6 1,162
Reinvested .................................................... 43 2,543 – 87 – 100
Redeemed .....................................................
(117) (8,789) (223) (494) (524) (555)
Net Increase (Decrease)
14 (702) (220) 208 (518) 707
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 1,544 $ 123,665 $ 1,115 $ 6,258 $ 3,049 $ 7,409
Reinvested .................................................... 623 33,852 105 1,043 320 1,094
Redeemed .....................................................
(3,092) (76,911) (750) (5,905) (3,144) (13,565)
Net Increase (Decrease)
$ (925) $ 80,606 $ 470 $ 1,396 $ 225 $ (5,062)
Shares:
Sold ......................................................... 93 7,295 68 378 183 439
Reinvested .................................................... 39 2,117 7 67 20 69
Redeemed .....................................................
(184) (4,662) (46) (356) (187) (817)
Net Increase (Decrease)
(52) 4,750 29 89 16 (309)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (746) $ (44,423) $ – $ (1,498) $ – $ (1,732)
Total Dividends and Distributions
$ (746) $ (44,423) $ – $ (1,498) $ – $ (1,732)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
Total Dividends and Distributions
$ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 3,474 $ 2,827
Net realized gain (loss) on investments .............................................................................................. 15,324 5,941
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
20,095 34,962
Net Increase (Decrease) in Net Assets Resulting from Operations 38,893 43,730
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (8,294) (5,697)
Total Dividends and Distributions (8,294) (5,697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
29,825 44,310
Total Increase (Decrease) in Net Assets 60,424 82,343
Net Assets
Beginning of period ..................................................................................................................
223,306 140,963
End of period ........................................................................................................................
$ 283,730 $ 223,306
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 59,032 $ 9 $ 4,319 $ 70 $ 7,706
Reinvested ............................................................... 7,623 – 318 – 353
Redeemed ................................................................
(41,680) (470) (2,915) (2,671) (1,869)
Net Increase (Decrease)
$ 24,975 $ (461) $ 1,722 $ (2,601) $ 6,190
Shares:
Sold .................................................................... 3,907 1 288 4 512
Reinvested ............................................................... 531 – 22 – 25
Redeemed ................................................................
(2,759) (32) (199) (177) (126)
Net Increase (Decrease)
1,679 (31) 111 (173) 411
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 52,874 $ 256 $ 3,252 $ 1,266 $ 2,984
Reinvested ............................................................... 5,199 8 244 61 184
Redeemed ................................................................
(14,988) (113) (3,796) (773) (2,348)
Net Increase (Decrease)
$ 43,085 $ 151 $ (300) $ 554 $ 820
Shares:
Sold .................................................................... 3,802 18 238 92 217
Reinvested ............................................................... 399 1 19 5 14
Redeemed ................................................................
(1,085) (9) (289) (54) (169)
Net Increase (Decrease)
3,116 10 (32) 43 62
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (7,623) $ – $ (318) $ – $ (353)
Total Dividends and Distributions
$ (7,623) $ – $ (318) $ – $ (353)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (5,200) $ (8) $ (244) $ (61) $ (184)
Total Dividends and Distributions
$ (5,200) $ (8) $ (244) $ (61) $ (184)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2070 Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 764 $ 267
Net realized gain (loss) on investments .............................................................................................. 2,681 690
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
7,433 3,546
Net Increase (Decrease) in Net Assets Resulting from Operations 10,878 4,503
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (1,297) (184)
Total Dividends and Distributions (1,297) (184)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
38,330 30,924
Total Increase (Decrease) in Net Assets 47,911 35,243
Net Assets
Beginning of period ..................................................................................................................
44,348 9,105
End of period ........................................................................................................................
$ 92,259 $ 44,348
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 910 $ 47,432 $ 5 $ 1,193 $ 8 $ 2,330
Reinvested .................................................... 9 1,224 – 26 – 38
Redeemed .....................................................
(289) (12,620) (238) (475) (263) (960)
Net Increase (Decrease)
$ 630 $ 36,036 $ (233) $ 744 $ (255) $ 1,408
Shares:
Sold ......................................................... 66 3,561 – 90 1 178
Reinvested .................................................... 1 97 – 2 – 3
Redeemed .....................................................
(22) (942) (18) (35) (20) (72)
Net Increase (Decrease)
45 2,716 (18) 57 (19) 109
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 243 $ 34,137 $ 208 $ 723 $ 172 $ 1,011
Reinvested .................................................... 2 174 1 3 1 3
Redeemed .....................................................
(84) (5,170) (27) (317) (7) (149)
Net Increase (Decrease)
$ 161 $ 29,141 $ 182 $ 409 $ 166 $ 865
Shares:
Sold ......................................................... 21 2,824 17 61 14 82
Reinvested .................................................... – 15 – – – –
Redeemed .....................................................
(7) (433) (2) (28) (1) (12)
Net Increase (Decrease)
14 2,406 15 33 13 70
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (9) $ (1,224) $ – $ (26) $ – $ (38)
Total Dividends and Distributions
$ (9) $ (1,224) $ – $ (26) $ – $ (38)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Total Dividends and Distributions
$ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 10,681 $ 8,249
Net realized gain (loss) on investments .............................................................................................. 6,473 1,796
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
23,465 30,455
Net Increase (Decrease) in Net Assets Resulting from Operations 40,619 40,500
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (11,172) (8,319)
Total Dividends and Distributions (11,172) (8,319)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
118,229 75,208
Total Increase (Decrease) in Net Assets 147,676 107,389
Net Assets
Beginning of period ..................................................................................................................
324,480 217,091
End of period ........................................................................................................................
$ 472,156 $ 324,480
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 171,558 $ 1,698 $ 7,174
Reinvested .................................................................................... 9,352 528 1,288
Redeemed .....................................................................................
(56,597) (7,028) (9,744)
Net Increase (Decrease)
$ 124,313 $ (4,802) $ (1,282)
Shares:
Sold ......................................................................................... 14,624 146 606
Reinvested .................................................................................... 826 46 113
Redeemed .....................................................................................
(4,823) (598) (830)
Net Increase (Decrease)
10,627 (406) (111)
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 103,204 $ 1,113 $ 14,420
Reinvested .................................................................................... 6,409 600 1,293
Redeemed .....................................................................................
(32,865) (4,658) (14,308)
Net Increase (Decrease)
$ 76,748 $ (2,945) $ 1,405
Shares:
Sold ......................................................................................... 9,192 100 1,283
Reinvested .................................................................................... 589 55 118
Redeemed .....................................................................................
(2,924) (420) (1,271)
Net Increase (Decrease)
6,857 (265) 130
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (9,356) $ (528) $ (1,288)
Total Dividends and Distributions
$ (9,356) $ (528) $ (1,288)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (6,426) $ (600) $ (1,293)
Total Dividends and Distributions
$ (6,426) $ (600) $ (1,293)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 15,959 $ 15,535
Net realized gain (loss) on investments .............................................................................................. 18,320 2,669
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
27,655 68,218
Net Increase (Decrease) in Net Assets Resulting from Operations 61,934 86,422
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (17,421) (16,888)
Total Dividends and Distributions (17,421) (16,888)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
21,483 20,256
Total Increase (Decrease) in Net Assets 65,996 89,790
Net Assets
Beginning of period ..................................................................................................................
540,148 450,358
End of period ........................................................................................................................
$ 606,144 $ 540,148
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 67,945 $ 4,173 $ 35,580
Reinvested .................................................................................... 10,890 1,182 5,349
Redeemed .....................................................................................
(58,298) (10,542) (34,796)
Net Increase (Decrease)
$ 20,537 $ (5,187) $ 6,133
Shares:
Sold ......................................................................................... 5,597 343 2,953
Reinvested .................................................................................... 930 100 454
Redeemed .....................................................................................
(4,837) (867) (2,842)
Net Increase (Decrease)
1,690 (424) 565
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 73,356 $ 3,488 $ 24,986
Reinvested .................................................................................... 10,067 1,282 5,538
Redeemed .....................................................................................
(48,755) (12,165) (37,541)
Net Increase (Decrease)
$ 34,668 $ (7,395) $ (7,017)
Shares:
Sold ......................................................................................... 6,405 303 2,165
Reinvested .................................................................................... 901 114 493
Redeemed .....................................................................................
(4,234) (1,059) (3,248)
Net Increase (Decrease)
3,072 (642) (590)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (10,890) $ (1,182) $ (5,349)
Total Dividends and Distributions
$ (10,890) $ (1,182) $ (5,349)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (10,068) $ (1,282) $ (5,538)
Total Dividends and Distributions
$ (10,068) $ (1,282) $ (5,538)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 25,439 $ 21,361
Net realized gain (loss) on investments .............................................................................................. 23,204 6,201
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
70,370 110,464
Net Increase (Decrease) in Net Assets Resulting from Operations 119,013 138,026
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (29,321) (24,655)
Total Dividends and Distributions (29,321) (24,655)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
151,909 132,003
Total Increase (Decrease) in Net Assets 241,601 245,374
Net Assets
Beginning of period ..................................................................................................................
887,158 641,784
End of period ........................................................................................................................
$ 1,128,759 $ 887,158
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 244,764 $ 8,960 $ 53,619
Reinvested .................................................................................... 20,731 1,917 6,659
Redeemed .....................................................................................
(121,627) (18,111) (45,003)
Net Increase (Decrease)
$ 143,868 $ (7,234) $ 15,275
Shares:
Sold ......................................................................................... 18,577 681 4,100
Reinvested .................................................................................... 1,636 150 523
Redeemed .....................................................................................
(9,306) (1,384) (3,385)
Net Increase (Decrease)
10,907 (553) 1,238
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 207,331 $ 7,146 $ 50,349
Reinvested .................................................................................... 16,338 2,198 6,114
Redeemed .....................................................................................
(94,375) (21,499) (41,599)
Net Increase (Decrease)
$ 129,294 $ (12,155) $ 14,864
Shares:
Sold ......................................................................................... 16,687 572 4,037
Reinvested .................................................................................... 1,364 183 508
Redeemed .....................................................................................
(7,592) (1,769) (3,313)
Net Increase (Decrease)
10,459 (1,014) 1,232
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (20,745) $ (1,917) $ (6,659)
Total Dividends and Distributions
$ (20,745) $ (1,917) $ (6,659)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (16,343) $ (2,198) $ (6,114)
Total Dividends and Distributions
$ (16,343) $ (2,198) $ (6,114)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 26,589 $ 21,310
Net realized gain (loss) on investments .............................................................................................. 28,089 6,885
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
99,197 133,582
Net Increase (Decrease) in Net Assets Resulting from Operations 153,875 161,777
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (30,805) (25,153)
Total Dividends and Distributions (30,805) (25,153)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
286,073 199,947
Total Increase (Decrease) in Net Assets 409,143 336,571
Net Assets
Beginning of period ..................................................................................................................
982,013 645,442
End of period ........................................................................................................................
$ 1,391,156 $ 982,013
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 351,229 $ 18,881 $ 97,958
Reinvested .................................................................................... 18,696 2,351 9,745
Redeemed .....................................................................................
(125,667) (29,155) (57,965)
Net Increase (Decrease)
$ 244,258 $ (7,923) $ 49,738
Shares:
Sold ......................................................................................... 25,487 1,380 7,266
Reinvested .................................................................................... 1,427 178 739
Redeemed .....................................................................................
(9,237) (2,163) (4,217)
Net Increase (Decrease)
17,677 (605) 3,788
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 275,734 $ 10,676 $ 51,981
Reinvested .................................................................................... 12,902 2,992 9,253
Redeemed .....................................................................................
(80,112) (34,001) (49,478)
Net Increase (Decrease)
$ 208,524 $ (20,333) $ 11,756
Shares:
Sold ......................................................................................... 21,671 837 4,077
Reinvested .................................................................................... 1,054 243 752
Redeemed .....................................................................................
(6,271) (2,677) (3,884)
Net Increase (Decrease)
16,454 (1,597) 945
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (18,709) $ (2,351) $ (9,745)
Total Dividends and Distributions
$ (18,709) $ (2,351) $ (9,745)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (12,908) $ (2,992) $ (9,253)
Total Dividends and Distributions
$ (12,908) $ (2,992) $ (9,253)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 17,757 $ 14,280
Net realized gain (loss) on investments .............................................................................................. 21,712 6,559
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
78,284 109,537
Net Increase (Decrease) in Net Assets Resulting from Operations 117,753 130,376
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (23,367) (18,442)
Total Dividends and Distributions (23,367) (18,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
149,186 114,753
Total Increase (Decrease) in Net Assets 243,572 226,687
Net Assets
Beginning of period ..................................................................................................................
714,199 487,512
End of period ........................................................................................................................
$ 957,771 $ 714,199
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 184,376 $ 16,577 $ 66,555
Reinvested .................................................................................... 12,503 2,564 8,297
Redeemed .....................................................................................
(69,273) (22,827) (49,586)
Net Increase (Decrease)
$ 127,606 $ (3,686) $ 25,266
Shares:
Sold ......................................................................................... 12,507 1,131 4,580
Reinvested .................................................................................... 891 181 586
Redeemed .....................................................................................
(4,734) (1,593) (3,346)
Net Increase (Decrease)
8,664 (281) 1,820
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 133,296 $ 11,437 $ 50,422
Reinvested .................................................................................... 8,655 2,797 6,988
Redeemed .....................................................................................
(41,120) (27,607) (30,115)
Net Increase (Decrease)
$ 100,831 $ (13,373) $ 27,295
Shares:
Sold ......................................................................................... 9,846 842 3,697
Reinvested .................................................................................... 668 215 536
Redeemed .....................................................................................
(3,017) (2,051) (2,181)
Net Increase (Decrease)
7,497 (994) 2,052
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (12,506) $ (2,564) $ (8,297)
Total Dividends and Distributions
$ (12,506) $ (2,564) $ (8,297)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,656) $ (2,797) $ (6,989)
Total Dividends and Distributions
$ (8,656) $ (2,797) $ (6,989)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 17,792 $ 13,336
Net realized gain (loss) on investments .............................................................................................. 28,005 8,802
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
111,020 128,819
Net Increase (Decrease) in Net Assets Resulting from Operations 156,817 150,957
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (25,549) (18,276)
Total Dividends and Distributions (25,549) (18,276)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
279,361 135,781
Total Increase (Decrease) in Net Assets 410,629 268,462
Net Assets
Beginning of period ..................................................................................................................
780,673 512,211
End of period ........................................................................................................................
$ 1,191,302 $ 780,673
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 288,412 $ 18,228 $ 102,246
Reinvested .................................................................................... 13,924 2,422 9,197
Redeemed .....................................................................................
(81,057) (25,254) (48,757)
Net Increase (Decrease)
$ 221,279 $ (4,604) $ 62,686
Shares:
Sold ......................................................................................... 18,691 1,191 6,761
Reinvested .................................................................................... 950 164 621
Redeemed .....................................................................................
(5,325) (1,688) (3,101)
Net Increase (Decrease)
14,316 (333) 4,281
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 166,166 $ 11,819 $ 46,081
Reinvested .................................................................................... 8,480 2,267 7,529
Redeemed .....................................................................................
(53,103) (21,148) (32,310)
Net Increase (Decrease)
$ 121,543 $ (7,062) $ 21,300
Shares:
Sold ......................................................................................... 11,810 843 3,263
Reinvested .................................................................................... 638 169 561
Redeemed .....................................................................................
(3,769) (1,523) (2,256)
Net Increase (Decrease)
8,679 (511) 1,568
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (13,930) $ (2,422) $ (9,197)
Total Dividends and Distributions
$ (13,930) $ (2,422) $ (9,197)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,480) $ (2,267) $ (7,529)
Total Dividends and Distributions
$ (8,480) $ (2,267) $ (7,529)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 9,947 $ 7,742
Net realized gain (loss) on investments .............................................................................................. 19,195 6,386
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
66,475 87,202
Net Increase (Decrease) in Net Assets Resulting from Operations 95,617 101,330
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (15,658) (11,431)
Total Dividends and Distributions (15,658) (11,431)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
79,198 62,958
Total Increase (Decrease) in Net Assets 159,157 152,857
Net Assets
Beginning of period ..................................................................................................................
482,735 329,878
End of period ........................................................................................................................
$ 641,892 $ 482,735
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 76,060 $ 12,724 $ 64,367
Reinvested .................................................................................... 6,731 2,025 6,901
Redeemed .....................................................................................
(37,078) (20,060) (32,472)
Net Increase (Decrease)
$ 45,713 $ (5,311) $ 38,796
Shares:
Sold ......................................................................................... 4,694 791 4,050
Reinvested .................................................................................... 438 131 445
Redeemed .....................................................................................
(2,316) (1,266) (1,951)
Net Increase (Decrease)
2,816 (344) 2,544
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 74,065 $ 9,646 $ 38,735
Reinvested .................................................................................... 4,391 1,863 5,175
Redeemed .....................................................................................
(27,824) (19,798) (23,295)
Net Increase (Decrease)
$ 50,632 $ (8,289) $ 20,615
Shares:
Sold ......................................................................................... 5,045 658 2,641
Reinvested .................................................................................... 319 134 373
Redeemed .....................................................................................
(1,899) (1,385) (1,571)
Net Increase (Decrease)
3,465 (593) 1,443
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (6,732) $ (2,025) $ (6,901)
Total Dividends and Distributions
$ (6,732) $ (2,025) $ (6,901)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (4,393) $ (1,863) $ (5,175)
Total Dividends and Distributions
$ (4,393) $ (1,863) $ (5,175)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 8,139 $ 6,135
Net realized gain (loss) on investments .............................................................................................. 18,519 6,005
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
68,393 81,367
Net Increase (Decrease) in Net Assets Resulting from Operations 95,051 93,507
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (13,677) (9,655)
Total Dividends and Distributions (13,677) (9,655)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
94,358 58,987
Total Increase (Decrease) in Net Assets 175,732 142,839
Net Assets
Beginning of period ..................................................................................................................
431,490 288,651
End of period ........................................................................................................................
$ 607,222 $ 431,490
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 61,680 $ 16,474 $ 74,857
Reinvested .................................................................................... 5,348 1,795 6,534
Redeemed .....................................................................................
(33,408) (15,215) (23,707)
Net Increase (Decrease)
$ 33,620 $ 3,054 $ 57,684
Shares:
Sold ......................................................................................... 3,704 998 4,592
Reinvested .................................................................................... 337 112 409
Redeemed .....................................................................................
(1,995) (929) (1,392)
Net Increase (Decrease)
2,046 181 3,609
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 56,039 $ 10,244 $ 37,790
Reinvested .................................................................................... 3,427 1,497 4,730
Redeemed .....................................................................................
(20,198) (13,673) (20,869)
Net Increase (Decrease)
$ 39,268 $ (1,932) $ 21,651
Shares:
Sold ......................................................................................... 3,723 685 2,513
Reinvested .................................................................................... 244 106 334
Redeemed .....................................................................................
(1,331) (933) (1,389)
Net Increase (Decrease)
2,636 (142) 1,458
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (5,348) $ (1,795) $ (6,534)
Total Dividends and Distributions
$ (5,348) $ (1,795) $ (6,534)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (3,428) $ (1,497) $ (4,730)
Total Dividends and Distributions
$ (3,428) $ (1,497) $ (4,730)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 5,002 $ 3,541
Net realized gain (loss) on investments .............................................................................................. 11,128 3,741
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
44,347 48,038
Net Increase (Decrease) in Net Assets Resulting from Operations 60,477 55,320
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (8,525) (5,417)
Total Dividends and Distributions (8,525) (5,417)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
67,738 53,389
Total Increase (Decrease) in Net Assets 119,690 103,292
Net Assets
Beginning of period ..................................................................................................................
270,022 166,730
End of period ........................................................................................................................
$ 389,712 $ 270,022
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 51,134 $ 9,626 $ 48,334
Reinvested .................................................................................... 3,301 1,187 4,037
Redeemed .....................................................................................
(19,275) (15,509) (15,097)
Net Increase (Decrease)
$ 35,160 $ (4,696) $ 37,274
Shares:
Sold ......................................................................................... 2,970 562 2,844
Reinvested .................................................................................... 202 72 245
Redeemed .....................................................................................
(1,121) (905) (863)
Net Increase (Decrease)
2,051 (271) 2,226
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,534 $ 7,643 $ 28,811
Reinvested .................................................................................... 1,756 971 2,690
Redeemed .....................................................................................
(12,950) (9,824) (10,242)
Net Increase (Decrease)
$ 33,340 $ (1,210) $ 21,259
Shares:
Sold ......................................................................................... 2,860 494 1,860
Reinvested .................................................................................... 121 67 184
Redeemed .....................................................................................
(830) (651) (656)
Net Increase (Decrease)
2,151 (90) 1,388
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (3,301) $ (1,187) $ (4,037)
Total Dividends and Distributions
$ (3,301) $ (1,187) $ (4,037)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,756) $ (971) $ (2,690)
Total Dividends and Distributions
$ (1,756) $ (971) $ (2,690)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 2,649 $ 1,748
Net realized gain (loss) on investments .............................................................................................. 5,829 1,937
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
24,919 24,153
Net Increase (Decrease) in Net Assets Resulting from Operations 33,397 27,838
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (4,464) (2,615)
Total Dividends and Distributions (4,464) (2,615)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
48,561 36,080
Total Increase (Decrease) in Net Assets 77,494 61,303
Net Assets
Beginning of period ..................................................................................................................
143,126 81,823
End of period ........................................................................................................................
$ 220,620 $ 143,126
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 31,767 $ 9,039 $ 28,999
Reinvested .................................................................................... 1,774 583 2,103
Redeemed .....................................................................................
(9,458) (8,052) (8,194)
Net Increase (Decrease)
$ 24,083 $ 1,570 $ 22,908
Shares:
Sold ......................................................................................... 1,782 512 1,646
Reinvested .................................................................................... 105 34 123
Redeemed .....................................................................................
(536) (464) (447)
Net Increase (Decrease)
1,351 82 1,322
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 27,354 $ 6,229 $ 19,196
Reinvested .................................................................................... 884 445 1,286
Redeemed .....................................................................................
(7,196) (6,020) (6,098)
Net Increase (Decrease)
$ 21,042 $ 654 $ 14,384
Shares:
Sold ......................................................................................... 1,715 387 1,185
Reinvested .................................................................................... 59 29 85
Redeemed .....................................................................................
(448) (384) (378)
Net Increase (Decrease)
1,326 32 892
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (1,777) $ (584) $ (2,103)
Total Dividends and Distributions
$ (1,777) $ (584) $ (2,103)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (884) $ (445) $ (1,286)
Total Dividends and Distributions
$ (884) $ (445) $ (1,286)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 882 $ 496
Net realized gain (loss) on investments .............................................................................................. 1,736 512
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
9,333 7,173
Net Increase (Decrease) in Net Assets Resulting from Operations 11,951 8,181
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (1,430) (712)
Total Dividends and Distributions (1,430) (712)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
24,332 16,123
Total Increase (Decrease) in Net Assets 34,853 23,592
Net Assets
Beginning of period ..................................................................................................................
46,974 23,382
End of period ........................................................................................................................
$ 81,827 $ 46,974
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 18,150 $ 2,738 $ 12,609
Reinvested .................................................................................... 597 108 725
Redeemed .....................................................................................
(5,483) (2,027) (3,085)
Net Increase (Decrease)
$ 13,264 $ 819 $ 10,249
Shares:
Sold ......................................................................................... 1,137 170 774
Reinvested .................................................................................... 39 7 47
Redeemed .....................................................................................
(344) (130) (187)
Net Increase (Decrease)
832 47 634
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 10,704 $ 2,120 $ 9,051
Reinvested .................................................................................... 269 55 388
Redeemed .....................................................................................
(2,667) (1,155) (2,642)
Net Increase (Decrease)
$ 8,306 $ 1,020 $ 6,797
Shares:
Sold ......................................................................................... 731 144 614
Reinvested .................................................................................... 20 4 28
Redeemed .....................................................................................
(182) (81) (183)
Net Increase (Decrease)
569 67 459
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (597) $ (108) $ (725)
Total Dividends and Distributions
$ (597) $ (108) $ (725)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (269) $ (55) $ (388)
Total Dividends and Distributions
$ (269) $ (55) $ (388)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2070 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 89 $ 21
Net realized gain (loss) on investments .............................................................................................. 166 36
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
1,295 423
Net Increase (Decrease) in Net Assets Resulting from Operations 1,550 480
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (127) (20)
Total Dividends and Distributions (127) (20)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
6,800 2,962
Total Increase (Decrease) in Net Assets 8,223 3,422
Net Assets
Beginning of period ..................................................................................................................
4,094 672
End of period ........................................................................................................................
$ 12,317 $ 4,094
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 2,435 $ 1,866 $ 4,680
Reinvested .................................................................................... 33 11 83
Redeemed .....................................................................................
(492) (115) (1,701)
Net Increase (Decrease)
$ 1,976 $ 1,762 $ 3,062
Shares:
Sold ......................................................................................... 176 146 343
Reinvested .................................................................................... 3 1 6
Redeemed .....................................................................................
(37) (8) (130)
Net Increase (Decrease)
142 139 219
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 977 $ 262 $ 2,393
Reinvested .................................................................................... 9 1 10
Redeemed .....................................................................................
(325) (58) (307)
Net Increase (Decrease)
$ 661 $ 205 $ 2,096
Shares:
Sold ......................................................................................... 78 21 200
Reinvested .................................................................................... 1 – 1
Redeemed .....................................................................................
(25) (5) (24)
Net Increase (Decrease)
54 16 177
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (33) $ (11) $ (83)
Total Dividends and Distributions
$ (33) $ (11) $ (83)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9) $ (1) $ (10)
Total Dividends and Distributions
$ (9) $ (1) $ (10)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 5,019 $ 3,898
Net realized gain (loss) on investments .............................................................................................. 2,504 428
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
9,831 14,475
Net Increase (Decrease) in Net Assets Resulting from Operations 17,354 18,801
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (4,946) (4,025)
Total Dividends and Distributions (4,946) (4,025)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
15,745 40,396
Total Increase (Decrease) in Net Assets 28,153 55,172
Net Assets
Beginning of period ..................................................................................................................
159,722 104,550
End of period ........................................................................................................................
$ 187,875 $ 159,722
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 30,924 $ 3,455 $ 11,878
Reinvested .................................................................................... 3,473 258 1,215
Redeemed .....................................................................................
(20,440) (4,783) (10,235)
Net Increase (Decrease)
$ 13,957 $ (1,070) $ 2,858
Shares:
Sold ......................................................................................... 2,918 319 1,119
Reinvested .................................................................................... 339 25 118
Redeemed .....................................................................................
(1,938) (455) (950)
Net Increase (Decrease)
1,319 (111) 287
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 40,143 $ 1,473 $ 16,536
Reinvested .................................................................................... 2,676 350 998
Redeemed .....................................................................................
(10,954) (4,613) (6,213)
Net Increase (Decrease)
$ 31,865 $ (2,790) $ 11,321
Shares:
Sold ......................................................................................... 3,952 146 1,583
Reinvested .................................................................................... 271 35 100
Redeemed .....................................................................................
(1,078) (459) (610)
Net Increase (Decrease)
3,145 (278) 1,073
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (3,473) $ (258) $ (1,215)
Total Dividends and Distributions
$ (3,473) $ (258) $ (1,215)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (2,676) $ (350) $ (999)
Total Dividends and Distributions
$ (2,676) $ (350) $ (999)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 22,703 $ 24,472
Net realized gain (loss) on investments .............................................................................................. 19,173 13,993
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
24,806 83,966
Net Increase (Decrease) in Net Assets Resulting from Operations 66,682 122,431
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (34,250) (20,088)
Total Dividends and Distributions (34,250) (20,088)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(98,642) (76,139)
Total Increase (Decrease) in Net Assets (66,210) 26,204
Net Assets
Beginning of period ..................................................................................................................
790,991 764,787
End of period ........................................................................................................................
$ 724,781 $ 790,991
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 2,358 $ 14,950 $ 27,940 $ 15 $ 8,264 $ 19 $ 16,008
Reinvested .......................................... 1,477 10,359 20,392 – 887 – 1,053
Redeemed ...........................................
(5,468) (34,263) (131,943) (4,589) (7,378) (7,546) (11,177)
Net Increase (Decrease)
$ (1,633) $ (8,954) $ (83,611) $ (4,574) $ 1,773 $ (7,527) $ 5,884
Shares:
Sold ............................................... 202 1,317 2,421 1 719 1 1,369
Reinvested .......................................... 130 932 1,821 – 80 – 94
Redeemed ...........................................
(468) (3,005) (11,435) (391) (644) (647) (975)
Net Increase (Decrease)
(136) (756) (7,193) (390) 155 (646) 488
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 1,530 $ 20,038 $ 23,292 $ 711 $ 1,157 $ 989 $ 4,956
Reinvested .......................................... 823 5,625 12,417 88 423 179 486
Redeemed ...........................................
(5,790) (31,389) (93,002) (1,124) (5,406) (1,964) (10,178)
Net Increase (Decrease)
$ (3,437) $ (5,726) $ (57,293) $ (325) $ (3,826) $ (796) $ (4,736)
Shares:
Sold ............................................... 135 1,802 2,067 64 105 89 436
Reinvested .......................................... 75 520 1,139 8 39 16 45
Redeemed ...........................................
(516) (2,830) (8,359) (100) (488) (177) (908)
Net Increase (Decrease)
(306) (508) (5,153) (28) (344) (72) (427)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (1,543) $ (10,375) $ (20,392) $ – $ (887) $ – $ (1,053)
Total Dividends and Distributions
$ (1,543) $ (10,375) $ (20,392) $ – $ (887) $ – $ (1,053)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Total Dividends and Distributions
$ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 137,224 $ 138,659
Net realized gain (loss) on investments .............................................................................................. (25,673) 225,871
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(262,818) 1,232,971
Net Increase (Decrease) in Net Assets Resulting from Operations (151,267) 1,597,501
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (261,342) (155,342)
Total Dividends and Distributions (261,342) (155,342)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(18,632) 22,183
Total Increase (Decrease) in Net Assets (431,241) 1,464,342
Net Assets
Beginning of period ..................................................................................................................
6,616,460 5,152,118
End of period ........................................................................................................................
$ 6,185,219 $ 6,616,460
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .......................... $ 17,974 $ 1,168 $ 4,098 $ 876,204 $ 16 $ 9,344 $ 60 $ 24,077 $ 382,541
Reinvested ..................... 6,977 427 5,239 143,810 – 1,106 – 3,354 88,943
Redeemed ......................
(38,379) (6,004) (18,903) (1,021,318) (2,121) (10,915) (12,048) (26,496) (447,786)
Net Increase (Decrease)
$ (13,428) $ (4,409) $ (9,566) $ (1,304) $ (2,105) $ (465) $ (11,988) $ 935 $ 23,698
Shares:
Sold .......................... 629 41 149 30,635 1 331 2 853 13,364
Reinvested ..................... 247 15 193 5,088 – 40 – 124 3,148
Redeemed ......................
(1,340) (214) (686) (35,762) (71) (394) (415) (969) (15,639)
Net Increase (Decrease)
(464) (158) (344) (39) (70) (23) (413) 8 873
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 21,205 $ 1,777 $ 3,507 $ 962,078 $ 297 $ 5,903 $ 2,086 $ 11,377 $ 494,692
Reinvested ..................... 4,259 252 3,264 86,142 38 602 277 1,931 50,939
Redeemed ......................
(52,751) (8,080) (19,761) (930,311) (713) (10,092) (4,415) (31,311) (571,009)
Net Increase (Decrease)
$ (27,287) $ (6,051) $ (12,990) $ 117,909 $ (378) $ (3,587) $ (2,052) $ (18,003) $ (25,378)
Shares:
Sold .......................... 777 67 130 35,493 11 219 79 430 17,541
Reinvested ..................... 151 9 120 3,052 1 22 10 72 1,805
Redeemed ......................
(1,944) (304) (752) (33,858) (26) (381) (168) (1,221) (20,661)
Net Increase (Decrease)
(1,016) (228) (502) 4,687 (14) (140) (79) (719) (1,315)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (7,200) $ (437) $ (5,246) $ (150,355) $ – $ (1,117) $ – $ (3,355) $ (93,632)
Total Dividends and Distributions
$ (7,200) $ (437) $ (5,246) $ (150,355) $ – $ (1,117) $ – $ (3,355) $ (93,632)
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
Total Dividends and Distributions
$ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 89,106 $ 83,479
Net realized gain (loss) on investments .............................................................................................. 427,609 231,149
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
66,768 660,365
Net Increase (Decrease) in Net Assets Resulting from Operations 583,483 974,993
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (310,782) (82,045)
Total Dividends and Distributions (310,782) (82,045)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(96,262) (269,515)
Total Increase (Decrease) in Net Assets 176,439 623,433
Net Assets
Beginning of period ..................................................................................................................
4,617,697 3,994,264
End of period ........................................................................................................................
$ 4,794,136 $ 4,617,697
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 93,823 $ 13,755 $ 158,323 $ 69,631 $ 10 $ 4,626 $ 329 $ 16,133
Reinvested ............................... 138,644 6,692 112,812 47,241 – 1,610 – 2,466
Redeemed ................................
(315,460) (38,646) (248,304) (127,997) (2,084) (6,847) (12,254) (10,765)
Net Increase (Decrease)
$ (82,993) $ (18,199) $ 22,831 $ (11,125) $ (2,074) $ (611) $ (11,925) $ 7,834
Shares:
Sold .................................... 5,582 843 9,943 4,285 1 279 20 964
Reinvested ............................... 8,507 424 7,289 2,967 – 102 – 155
Redeemed ................................
(18,778) (2,380) (15,593) (7,865) (123) (422) (721) (655)
Net Increase (Decrease)
(4,689) (1,113) 1,639 (613) (122) (41) (701) 464
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 100,375 $ 12,894 $ 225,432 $ 56,591 $ 493 $ 2,953 $ 1,524 $ 3,545
Reinvested ............................... 36,007 1,304 29,268 13,947 28 332 182 558
Redeemed ................................
(301,056) (56,807) (214,148) (162,715) (821) (3,143) (1,393) (14,865)
Net Increase (Decrease)
$ (164,674) $ (42,609) $ 40,552 $ (92,177) $ (300) $ 142 $ 313 $ (10,762)
Shares:
Sold .................................... 6,269 829 14,822 3,598 32 189 97 232
Reinvested ............................... 2,275 87 1,936 899 2 22 12 36
Redeemed ................................
(18,815) (3,659) (14,051) (10,560) (53) (205) (89) (949)
Net Increase (Decrease)
(10,271) (2,743) 2,707 (6,063) (19) 6 20 (681)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (139,793) $ (6,723) $ (112,941) $ (47,249) $ – $ (1,610) $ – $ (2,466)
Total Dividends and Distributions
$ (139,793) $ (6,723) $ (112,941) $ (47,249) $ – $ (1,610) $ – $ (2,466)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
Total Dividends and Distributions
$ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 46,410 $ 45,446
Net realized gain (loss) on investments .............................................................................................. 99,797 42,413
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
41,815 231,335
Net Increase (Decrease) in Net Assets Resulting from Operations 188,022 319,194
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (67,759) (44,985)
Total Dividends and Distributions (67,759) (44,985)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(96,783) (33,721)
Total Increase (Decrease) in Net Assets 23,480 240,488
Net Assets
Beginning of period ..................................................................................................................
1,858,843 1,618,355
End of period ........................................................................................................................
$ 1,882,323 $ 1,858,843
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 30,787 $ 3,665 $ 95,129 $ 30,141 $ 71 $ 2,477 $ 542 $ 12,842
Reinvested ............................... 18,082 997 38,973 8,060 – 423 – 1,030
Redeemed ................................
(85,660) (14,617) (168,062) (51,141) (1,565) (2,480) (11,078) (5,399)
Net Increase (Decrease)
$ (36,791) $ (9,955) $ (33,960) $ (12,940) $ (1,494) $ 420 $ (10,536) $ 8,473
Shares:
Sold .................................... 2,423 289 7,588 2,402 6 197 44 1,022
Reinvested ............................... 1,445 81 3,167 652 – 34 – 83
Redeemed ................................
(6,763) (1,168) (13,521) (4,090) (125) (201) (880) (431)
Net Increase (Decrease)
(2,895) (798) (2,766) (1,036) (119) 30 (836) 674
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 34,026 $ 3,495 $ 166,428 $ 46,320 $ 148 $ 3,106 $ 837 $ 1,239
Reinvested ............................... 12,396 752 25,204 5,521 27 230 241 484
Redeemed ................................
(95,703) (20,896) (150,444) (57,006) (309) (2,130) (1,620) (6,067)
Net Increase (Decrease)
$ (49,281) $ (16,649) $ 41,188 $ (5,165) $ (134) $ 1,206 $ (542) $ (4,344)
Shares:
Sold .................................... 2,808 293 14,077 3,905 12 268 71 105
Reinvested ............................... 1,032 64 2,131 465 2 19 20 41
Redeemed ................................
(7,954) (1,755) (12,677) (4,813) (26) (181) (137) (513)
Net Increase (Decrease)
(4,114) (1,398) 3,531 (443) (12) 106 (46) (367)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (18,234) $ (1,001) $ (39,011) $ (8,060) $ – $ (423) $ – $ (1,030)
Total Dividends and Distributions
$ (18,234) $ (1,001) $ (39,011) $ (8,060) $ – $ (423) $ – $ (1,030)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
Total Dividends and Distributions
$ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 44,410 $ 40,946
Net realized gain (loss) on investments .............................................................................................. 395,598 210,126
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
19,269 516,851
Net Increase (Decrease) in Net Assets Resulting from Operations 459,277 767,923
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (228,049) (39,200)
Total Dividends and Distributions (228,049) (39,200)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(49,778) (215,941)
Total Increase (Decrease) in Net Assets 181,450 512,782
Net Assets
Beginning of period ..................................................................................................................
3,215,574 2,702,792
End of period ........................................................................................................................
$ 3,397,024 $ 3,215,574
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 61,233 $ 8,053 $ 132,903 $ 48,983 $ 3 $ 2,403 $ 293 $ 9,378
Reinvested ............................... 117,386 5,814 67,637 32,659 – 755 – 2,410
Redeemed ................................
(240,805) (30,742) (147,064) (100,068) (672) (2,161) (5,656) (12,520)
Net Increase (Decrease)
$ (62,186) $ (16,875) $ 53,476 $ (18,426) $ (669) $ 997 $ (5,363) $ (732)
Shares:
Sold .................................... 3,062 454 7,021 2,506 – 124 15 479
Reinvested ............................... 6,091 340 3,720 1,754 – 42 – 131
Redeemed ................................
(11,982) (1,725) (7,814) (5,157) (34) (115) (279) (646)
Net Increase (Decrease)
(2,829) (931) 2,927 (897) (34) 51 (264) (36)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 61,935 $ 7,919 $ 115,547 $ 44,639 $ 63 $ 1,825 $ 1,384 $ 1,981
Reinvested ............................... 19,831 428 11,443 6,751 7 92 57 380
Redeemed ................................
(225,862) (36,867) (119,578) (98,718) (816) (1,830) (1,596) (4,956)
Net Increase (Decrease)
$ (144,096) $ (28,520) $ 7,412 $ (47,328) $ (746) $ 87 $ (155) $ (2,595)
Shares:
Sold .................................... 3,287 471 6,433 2,453 4 100 76 109
Reinvested ............................... 1,110 27 677 391 – 5 3 22
Redeemed ................................
(11,987) (2,194) (6,657) (5,443) (44) (104) (85) (272)
Net Increase (Decrease)
(7,590) (1,696) 453 (2,599) (40) 1 (6) (141)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (118,703) $ (5,821) $ (67,683) $ (32,677) $ – $ (755) $ – $ (2,410)
Total Dividends and Distributions
$ (118,703) $ (5,821) $ (67,683) $ (32,677) $ – $ (755) $ – $ (2,410)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
Total Dividends and Distributions
$ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 67,377 $ 72,515
Net realized gain (loss) on investments .............................................................................................. 50,921 31,654
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
75,151 259,272
Net Increase (Decrease) in Net Assets Resulting from Operations 193,449 363,441
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (67,149) (72,438)
Total Dividends and Distributions (67,149) (72,438)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(246,474) (195,176)
Total Increase (Decrease) in Net Assets (120,174) 95,827
Net Assets
Beginning of period ..................................................................................................................
2,352,136 2,256,309
End of period ........................................................................................................................
$ 2,231,962 $ 2,352,136
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 48,731 $ 5,532 $ 42,686 $ 44,668 $ 6 $ 1,671 $ 215 $ 10,168
Reinvested ............................... 25,018 1,300 34,068 5,690 – 82 – 590
Redeemed ................................
(173,131) (30,069) (176,114) (54,814) (1,189) (2,458) (4,383) (24,741)
Net Increase (Decrease)
$ (99,382) $ (23,237) $ (99,360) $ (4,456) $ (1,183) $ (705) $ (4,168) $ (13,983)
Shares:
Sold .................................... 3,940 453 3,523 3,651 1 137 18 831
Reinvested ............................... 2,041 108 2,809 465 – 7 – 49
Redeemed ................................
(14,065) (2,467) (14,478) (4,461) (98) (202) (359) (1,973)
Net Increase (Decrease)
(8,084) (1,906) (8,146) (345) (97) (58) (341) (1,093)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 58,785 $ 4,621 $ 86,906 $ 31,857 $ 518 $ 537 $ 970 $ 15,483
Reinvested ............................... 27,798 1,914 35,935 5,683 60 88 109 425
Redeemed ................................
(203,962) (37,896) (174,102) (42,606) (2,110) (962) (754) (4,473)
Net Increase (Decrease)
$ (117,379) $ (31,361) $ (51,261) $ (5,066) $ (1,532) $ (337) $ 325 $ 11,435
Shares:
Sold .................................... 4,969 396 7,460 2,702 44 46 83 1,327
Reinvested ............................... 2,366 165 3,089 485 5 8 9 36
Redeemed ................................
(17,314) (3,250) (14,958) (3,623) (172) (83) (65) (377)
Net Increase (Decrease)
(9,979) (2,689) (4,409) (436) (123) (29) 27 986
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (25,298) $ (1,314) $ (34,170) $ (5,695) $ – $ (82) $ – $ (590)
Total Dividends and Distributions
$ (25,298) $ (1,314) $ (34,170) $ (5,695) $ – $ (82) $ – $ (590)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
Total Dividends and Distributions
$ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 23,415 $ 20,552
Net realized gain (loss) on investments .............................................................................................. 274,372 141,480
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
56,910 416,929
Net Increase (Decrease) in Net Assets Resulting from Operations 354,697 578,961
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (158,298) (25,955)
Total Dividends and Distributions (158,298) (25,955)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(6,853) (138,098)
Total Increase (Decrease) in Net Assets 189,546 414,908
Net Assets
Beginning of period ..................................................................................................................
2,267,084 1,852,176
End of period ........................................................................................................................
$ 2,456,630 $ 2,267,084
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 53,562 $ 8,268 $ 83,525 $ 52,917 $ 6 $ 2,993 $ 1,680 $ 7,934
Reinvested ............................... 87,169 4,968 36,684 25,538 – 521 – 2,287
Redeemed ................................
(167,089) (21,313) (85,471) (82,674) (557) (2,496) (6,746) (8,559)
Net Increase (Decrease)
$ (26,358) $ (8,077) $ 34,738 $ (4,219) $ (551) $ 1,018 $ (5,066) $ 1,662
Shares:
Sold .................................... 2,290 415 3,753 2,303 – 133 74 349
Reinvested ............................... 3,893 262 1,734 1,184 – 25 – 108
Redeemed ................................
(7,117) (1,068) (3,866) (3,682) (23) (110) (289) (386)
Net Increase (Decrease)
(934) (391) 1,621 (195) (23) 48 (215) 71
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 47,868 $ 8,058 $ 69,350 $ 43,744 $ 50 $ 1,533 $ 986 $ 5,245
Reinvested ............................... 13,927 405 5,963 5,025 4 75 77 305
Redeemed ................................
(159,566) (23,377) (68,544) (80,248) (77) (3,013) (3,077) (2,811)
Net Increase (Decrease)
$ (97,771) $ (14,914) $ 6,769 $ (31,479) $ (23) $ (1,405) $ (2,014) $ 2,739
Shares:
Sold .................................... 2,198 432 3,345 2,082 2 75 49 255
Reinvested ............................... 681 23 308 255 – 4 4 16
Redeemed ................................
(7,289) (1,247) (3,284) (3,841) (4) (144) (146) (135)
Net Increase (Decrease)
(4,410) (792) 369 (1,504) (2) (65) (93) 136
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (88,237) $ (4,979) $ (36,733) $ (25,541) $ – $ (521) $ – $ (2,287)
Total Dividends and Distributions
$ (88,237) $ (4,979) $ (36,733) $ (25,541) $ – $ (521) $ – $ (2,287)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Total Dividends and Distributions
$ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 128,015 $ 107,537
Net realized gain (loss) on investments and futures ................................................................................. (5,838) 5,375
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
52,346 97,726
Net Increase (Decrease) in Net Assets Resulting from Operations 174,523 210,638
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (127,999) (107,614)
Total Dividends and Distributions (127,999) (107,614)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
155,688 370,899
Total Increase (Decrease) in Net Assets 202,212 473,923
Net Assets
Beginning of period ..................................................................................................................
3,328,574 2,854,651
End of period ........................................................................................................................
$ 3,530,786 $ 3,328,574
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 170,842 $ 3,328 $ 15,526 $ 877,287 $ 1 $ 8,807 $ 8 $ 8,224
Reinvested ............................... 11,428 375 3,877 109,770 1 289 – 400
Redeemed ................................
(176,945) (6,227) (26,015) (822,230) (443) (11,607) (5,760) (5,248)
Net Increase (Decrease)
$ 5,325 $ (2,524) $ (6,612) $ 164,827 $ (441) $ (2,511) $ (5,752) $ 3,376
Shares:
Sold .................................... 14,153 276 1,288 72,668 – 732 1 683
Reinvested ............................... 945 31 321 9,088 – 24 – 33
Redeemed ................................
(14,653) (516) (2,158) (68,205) (37) (963) (482) (434)
Net Increase (Decrease)
445 (209) (549) 13,551 (37) (207) (481) 282
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 155,163 $ 4,055 $ 10,419 $ 1,026,130 $ 97 $ 5,416 $ 11,107 $ 1,324
Reinvested ............................... 10,287 384 3,887 90,131 13 295 306 290
Redeemed ................................
(177,177) (7,038) (23,863) (713,257) (108) (6,994) (17,353) (2,615)
Net Increase (Decrease)
$ (11,727) $ (2,599) $ (9,557) $ 403,004 $ 2 $ (1,283) $ (5,940) $ (1,001)
Shares:
Sold .................................... 13,057 342 878 86,242 8 456 945 112
Reinvested ............................... 865 32 327 7,581 1 25 26 24
Redeemed ................................
(14,933) (594) (2,012) (60,107) (9) (590) (1,469) (221)
Net Increase (Decrease)
(1,011) (220) (807) 33,716 – (109) (498) (85)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (11,792) $ (385) $ (3,937) $ (111,181) $ (1) $ (294) $ (9) $ (400)
Total Dividends and Distributions
$ (11,792) $ (385) $ (3,937) $ (111,181) $ (1) $ (294) $ (9) $ (400)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
Total Dividends and Distributions
$ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 4,853 $ 6,456
Net realized gain (loss) on investments .............................................................................................. 126,971 31,476
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
129,678 284,959
Net Increase (Decrease) in Net Assets Resulting from Operations 261,502 322,891
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (43,642) (35,909)
Total Dividends and Distributions (43,642) (35,909)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(233,349) 931,600
Total Increase (Decrease) in Net Assets (15,489) 1,218,582
Net Assets
Beginning of period ..................................................................................................................
2,280,212 1,061,630
End of period ........................................................................................................................
$ 2,264,723 $ 2,280,212
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 10,250 $ 5,890 $ 169,138 $ 7 $ 5,651 $ 48 $ 38,583 $ 162,914
Reinvested ............................... 4,753 4,051 13,737 – 289 – 1,347 19,398
Redeemed ................................
(41,641) (27,551) (256,120) (1,356) (5,638) (32,502) (30,029) (274,568)
Net Increase (Decrease)
$ (26,638) $ (17,610) $ (73,245) $ (1,349) $ 302 $ (32,454) $ 9,901 $ (92,256)
Shares:
Sold .................................... 394 239 5,984 – 209 2 1,283 5,373
Reinvested ............................... 186 168 484 – 11 – 48 682
Redeemed ................................
(1,599) (1,124) (8,815) (54) (218) (1,107) (1,042) (9,567)
Net Increase (Decrease)
(1,019) (717) (2,347) (54) 2 (1,105) 289 (3,512)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 13,944 $ 6,706 $ 552,902 $ 105 $ 4,677 $ 2,063 $ 4,861 $ 777,454
Reinvested ............................... 7,874 6,386 11,770 40 458 1,014 1,268 6,999
Redeemed ................................
(42,718) (25,526) (308,730) (254) (7,329) (12,403) (9,416) (60,545)
Net Increase (Decrease)
$ (20,900) $ (12,434) $ 255,942 $ (109) $ (2,194) $ (9,326) $ (3,287) $ 723,908
Shares:
Sold .................................... 561 285 20,333 5 192 80 182 27,465
Reinvested ............................... 327 280 440 2 19 40 48 261
Redeemed ................................
(1,721) (1,086) (11,222) (11) (299) (479) (349) (2,167)
Net Increase (Decrease)
(833) (521) 9,551 (4) (88) (359) (119) 25,559
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (4,787) $ (4,058) $ (13,755) $ – $ (294) $ – $ (1,347) $ (19,401)
Total Dividends and Distributions
$ (4,787) $ (4,058) $ (13,755) $ – $ (294) $ – $ (1,347) $ (19,401)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (7,925) $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
Total Dividends and Distributions
$ (7,925) $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ (7,883) $ (5,963)
Net realized gain (loss) on investments and futures ................................................................................. 234,673 221,027
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
58,289 463,693
Net Increase (Decrease) in Net Assets Resulting from Operations 285,079 678,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (168,493) –
Total Dividends and Distributions (168,493) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(51,033) (573,772)
Total Increase (Decrease) in Net Assets 65,553 104,985
Net Assets
Beginning of period ..................................................................................................................
2,124,552 2,019,567
End of period ........................................................................................................................
$ 2,190,105 $ 2,124,552
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 6,822 $ 22,230 $ 42 $ 3,955 $ 694 $ 13,219 $ 226,891
Reinvested .......................................... 8,939 6,923 – 1,651 – 2,668 143,534
Redeemed ...........................................
(13,735) (51,999) (1,656) (4,557) (9,985) (10,664) (396,005)
Net Increase (Decrease)
$ 2,026 $ (22,846) $ (1,614) $ 1,049 $ (9,291) $ 5,223 $ (25,580)
Shares:
Sold ............................................... 803 1,533 4 348 50 905 14,969
Reinvested .......................................... 1,073 464 – 156 – 202 9,578
Redeemed ...........................................
(1,643) (3,501) (144) (428) (712) (791) (26,644)
Net Increase (Decrease)
233 (1,504) (140) 76 (662) 316 (2,097)
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 6,795 $ 32,965 $ 229 $ 3,604 $ 1,913 $ 3,761 $ 297,493
Redeemed ...........................................
(13,665) (94,800) (397) (4,154) (4,742) (7,661) (795,113)
Net Increase (Decrease)
$ (6,870) $ (61,835) $ (168) $ (550) $ (2,829) $ (3,900) $ (497,620)
Shares:
Sold ............................................... 791 2,387 23 327 159 292 20,444
Redeemed ...........................................
(1,598) (6,631) (41) (391) (385) (598) (53,459)
Net Increase (Decrease)
(807) (4,244) (18) (64) (226) (306) (33,015)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (8,966) $ (8,625) $ – $ (1,651) $ – $ (2,668) $ (146,583)
Total Dividends and Distributions
$ (8,966) $ (8,625) $ – $ (1,651) $ – $ (2,668) $ (146,583)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ – $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ –
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 15,880 $ 16,944
Net realized gain (loss) on investments and futures ................................................................................. 123,815 111,048
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(81,943) 173,650
Net Increase (Decrease) in Net Assets Resulting from Operations 57,752 301,642
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (110,194) (52,576)
Total Dividends and Distributions (110,194) (52,576)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
55,597 (75,034)
Total Increase (Decrease) in Net Assets 3,155 174,032
Net Assets
Beginning of period ..................................................................................................................
1,217,075 1,043,043
End of period ........................................................................................................................
$ 1,220,230 $ 1,217,075
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 11,162 $ 41,233 $ 26 $ 18,219 $ 284 $ 46,277 $ 384,764
Reinvested .......................................... 16,784 17,500 – 5,606 – 9,201 60,862
Redeemed ...........................................
(30,400) (99,862) (6,078) (23,374) (29,296) (50,465) (316,846)
Net Increase (Decrease)
$ (2,454) $ (41,129) $ (6,052) $ 451 $ (29,012) $ 5,013 $ 128,780
Shares:
Sold ............................................... 481 1,612 1 666 9 1,550 14,466
Reinvested .......................................... 710 673 – 209 – 334 2,342
Redeemed ...........................................
(1,308) (3,828) (207) (899) (930) (1,883) (12,235)
Net Increase (Decrease)
(117) (1,543) (206) (24) (921) 1 4,573
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 14,933 $ 65,714 $ 1,074 $ 10,054 $ 7,137 $ 14,362 $ 130,087
Reinvested .......................................... 8,208 10,238 220 2,716 1,105 3,730 26,237
Redeemed ...........................................
(27,859) (101,572) (2,488) (26,163) (11,829) (29,237) (171,701)
Net Increase (Decrease)
$ (4,718) $ (25,620) $ (1,194) $ (13,393) $ (3,587) $ (11,145) $ (15,377)
Shares:
Sold ............................................... 622 2,533 43 375 265 526 4,997
Reinvested .......................................... 348 398 9 103 41 138 1,021
Redeemed ...........................................
(1,171) (3,903) (99) (976) (435) (1,063) (6,586)
Net Increase (Decrease)
(201) (972) (47) (498) (129) (399) (568)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (16,837) $ (17,682) $ – $ (5,606) $ – $ (9,201) $ (60,868)
Total Dividends and Distributions
$ (16,837) $ (17,682) $ – $ (5,606) $ – $ (9,201) $ (60,868)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Total Dividends and Distributions
$ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 14,438 $ 17,773
Net realized gain (loss) on investments and futures ................................................................................. 83,970 125,323
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(38,130) 161,934
Net Increase (Decrease) in Net Assets Resulting from Operations 60,278 305,030
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (116,138) (44,101)
Total Dividends and Distributions (116,138) (44,101)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
32,536 (310,680)
Total Increase (Decrease) in Net Assets (23,324) (49,751)
Net Assets
Beginning of period ..................................................................................................................
1,118,680 1,168,431
End of period ........................................................................................................................
$ 1,095,356 $ 1,118,680
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 1,525 $ 38,116 $ 7 $ 1,956 $ 8 $ 5,574 $ 165,022
Reinvested .......................................... 2,442 16,350 – 564 – 925 94,732
Redeemed ...........................................
(7,467) (70,959) (682) (1,805) (3,939) (5,472) (204,361)
Net Increase (Decrease)
$ (3,500) $ (16,493) $ (675) $ 715 $ (3,931) $ 1,027 $ 55,393
Shares:
Sold ............................................... 140 3,200 1 177 1 439 14,288
Reinvested .......................................... 222 1,417 – 53 – 83 8,212
Redeemed ...........................................
(676) (5,985) (59) (168) (300) (471) (17,731)
Net Increase (Decrease)
(314) (1,368) (58) 62 (299) 51 4,769
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 3,213 $ 87,462 $ 108 $ 1,142 $ 1,001 $ 901 $ 330,671
Reinvested .......................................... 671 8,034 22 165 90 317 34,556
Redeemed ...........................................
(4,116) (158,133) (282) (2,260) (845) (7,229) (606,168)
Net Increase (Decrease)
$ (232) $ (62,637) $ (152) $ (953) $ 246 $ (6,011) $ (240,941)
Shares:
Sold ............................................... 271 7,421 11 102 87 77 27,496
Reinvested .......................................... 58 663 2 15 8 27 2,853
Redeemed ...........................................
(358) (13,211) (28) (200) (73) (626) (49,029)
Net Increase (Decrease)
(29) (5,127) (15) (83) 22 (522) (18,680)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (2,444) $ (17,305) $ – $ (564) $ – $ (925) $ (94,900)
Total Dividends and Distributions
$ (2,444) $ (17,305) $ – $ (564) $ – $ (925) $ (94,900)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Total Dividends and Distributions
$ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 19,461 $ 19,481
Net realized gain (loss) on investments .............................................................................................. (4,196) (5,222)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
2,348 37,240
Net Increase (Decrease) in Net Assets Resulting from Operations 17,613 51,499
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (20,276) (19,821)
Total Dividends and Distributions (20,276) (19,821)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(69,630) (8,804)
Total Increase (Decrease) in Net Assets (72,293) 22,874
Net Assets
Beginning of period ..................................................................................................................
567,423 544,549
End of period ........................................................................................................................
$ 495,130 $ 567,423
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 35,437 $ 1,074 $ 84,025
Reinvested .................................................................................... 8,416 327 10,653
Redeemed .....................................................................................
(71,771) (4,858) (132,933)
Net Increase (Decrease)
$ (27,918) $ (3,457) $ (38,255)
Shares:
Sold ......................................................................................... 5,355 162 12,692
Reinvested .................................................................................... 1,272 49 1,608
Redeemed .....................................................................................
(10,863) (727) (20,067)
Net Increase (Decrease)
(4,236) (516) (5,767)
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,064 $ 2,004 $ 103,412
Reinvested .................................................................................... 8,237 381 10,082
Redeemed .....................................................................................
(71,489) (5,742) (99,753)
Net Increase (Decrease)
$ (19,188) $ (3,357) $ 13,741
Shares:
Sold ......................................................................................... 6,537 296 15,353
Reinvested .................................................................................... 1,221 56 1,492
Redeemed .....................................................................................
(10,638) (850) (14,854)
Net Increase (Decrease)
(2,880) (498) 1,991
Dividends and Distributions to Shareholders:
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (9,127) $ (334) $ (10,815)
Total Dividends and Distributions
$ (9,127) $ (334) $ (10,815)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,070) $ (405) $ (10,346)
Total Dividends and Distributions
$ (9,070) $ (405) $ (10,346)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality
Bond Fund, Government Money Market Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth Fund I,
LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market
Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime
2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal
LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045
Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime
Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real
Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible
Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600
Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein. Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal
LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040
Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime
Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, and Principal LifeTime Hybrid Income Fund are
referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The
Funds may offer up to seven classes of shares: Class A, Class C, Class J, Institutional, R-3, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective July 31, 2024 International Fund I changed its name to International Equity Fund.
Effective November 22, 2024, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global
Emerging Markets Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth
Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap
S&P 400 Index Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime Funds, Real Estate Securities Fund, SAM
Portfolios, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II Fund
converted R-1 shares into R-3 shares and R-4 shares into R-5 shares. On this same day, Global Real Estate Securities Fund converted R-4 shares into R-5 shares and Overseas Fund converted R-4 shares into Institutional shares.
Effective February 28, 2025, High Yield Fund acquired all the assets and assumed all the liabilities of High Income Fund, pursuant to a plan of reorganization approved by the Fund’s Board of Directors (the “Board”) on October 31, 2024. The purpose of the acquisition is to combine two funds with substantially identical investment objectives. The acquisition was accomplished by a tax-free exchange of 62,130,000 shares from High
Income Fund for 74,707,000 shares valued at $505,624,000 of High Yield Fund at an approximate exchange rate of 1.20 for Institutional class. The investment securities of High Income Fund, with a fair value of approximately $461,160,000 and a cost of $485,087,000 and $36,494,000 cash were the primary assets acquired by High Yield Fund on February 28, 2025. For financial reporting purposes, assets received, and shares issued by High Yield Fund were recorded at fair value; however, the cost basis of the investments received from High Income Fund were maintained through the reorganization. The net assets of High Income Fund and High Yield Fund immediately prior to the acquisition in accordance with
U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $505,624,000 ($526,239,000 of accumulated realized loss)
and $6,015,501,000 respectively. The aggregate net assets of High Yield Fund immediately following the acquisition was $6,521,125,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Assuming the acquisition had been completed on November 1, 2024, the beginning of the fiscal year for High Yield Fund, High Yield Fund’s pro forma results of operations for the period ended October 31, 2025, are as follows (amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of High Income Fund that have been included in High Yield Fund’s statement of operations since February 28, 2025.
On September 10, 2025, the Fund’s Board approved the acquisition of the assets of Principal LifeTime 2015 Fund by the Principal LifeTime
Strategic Income Fund and the acquisition of the assets of Principal LifeTime Hybrid 2015 Fund by the Principal LifeTime Hybrid Income Fund.
The proposed merger is expected to occur on or about June 12, 2026.
Effective September 19, 2025, MidCap Fund acquired all the assets and assumed all the liabilities of Edge MidCap Fund, a series of the Fund with an August 31 fiscal year end, MidCap Growth Fund, and MidCap Growth Fund III pursuant to a plan of reorganization approved by the
Fund’s Board on May 15, 2025. The purpose of the acquisition is to combine four series of the Fund with substantially identical investment objectives and to achieve economies of scale. The acquisition was accomplished by a tax-free exchange of shares and dollars as follows (amounts
in thousands):
The acquisition was completed at the approximate exchange rates as follows:
The investment securities of Edge MidCap Fund, with a fair value of approximately $46,369,000 and a cost of $45,230,000 and $991,000 cash;
MidCap Growth Fund, with a fair value of approximately $174,830,000 and a cost of $175,547,000 and $9,797,000 cash; and MidCap Growth
Fund III with a fair value of approximately $53,169,000 and a cost of $53,744,000 and $4,238,000 cash were the primary assets acquired by
MidCap Fund on September 19, 2025. For financial reporting purposes, assets received, and shares issued by MidCap Fund were recorded at fair value; however, the cost basis of the investments received from Edge MidCap Fund, MidCap Growth Fund, and MidCap Growth Fund III were maintained through the reorganization. The net assets of Edge MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, and MidCap
Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $47,333,000 ($446,000 of accumulated realized loss), $184,643,000 ($2,189,000 of accumulated realized loss), $57,441,000 ($55,112,000 of accumulated realized loss), and $33,136,048,000, respectively. The aggregate net assets of MidCap Fund immediately following the acquisition was $33,425,465,000. In accordance with Sections
381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2024, the beginning of the fiscal year for MidCap Fund, MidCap Fund’s pro forma results of operations for the period ended October 31, 2025, are as follows (amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Edge MidCap Fund, MidCap Growth Fund, and MidCap Growth Fund III that have been included in MidCap Fund’s statement of operations since September 19, 2025.
Net investment income $ 425,251
Net loss on investments (26,341)
Net increase in assets resulting from operations 398,910
Class A Shares
Acquired
Class J Shares
Acquired
Institutional Shares
Acquired
R-3 Shares
Acquired
R-5 Shares
Acquired
R-6 Shares
Acquired
Edge Midcap Fund 1,233 N/A 2,073 N/A N/A 1,111
MidCap Growth Fund N/A 15,730 8,133 1,288 1,097 N/A
MidCap Growth III Fund N/A 13,103 1,277 734 386 N/A
Class A Dollars
Acquired
Class J Dollars
Acquired
Institutional Dollars
Acquired
R-3 Dollars
Acquired
R-5 Dollars
Acquired
R-6 Dollars
Acquired
Edge Midcap Fund $ 13,096 N/A $ 22,232 N/A N/A $ 12,005
MidCap Growth Fund N/A $ 84,340 78,868 $ 10,333 $ 11,103 N/A
MidCap Growth III Fund N/A 40,892 9,647 4,040 2,862 N/A
Class A Class J Institutional R-3 R-5 R-6
Edge Midcap Fund 0.23 N/A 0.22 N/A N/A 0.23
MidCap Growth Fund N/A 0.12 0.20 0.18 0.22 N/A
MidCap Growth III Fund N/A 0.07 0.16 0.13 0.16 N/A
Net investment income $(7,652)
Net gain on investments 751,608
Net increase in assets resulting from operations 743,956
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board. In addition, the Fund's Board declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid
Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under
Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October 31,
2025:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Diversified International Fund
Euro 29 .4%
British Pound Sterling 17 .6
Japanese Yen 12 .7
Hong Kong Dollar 10 .1
Canadian Dollar 7 .2
Finisterre Emerging Markets Total Return Bond Fund
Euro 7 .0%
Global Emerging Markets Fund
Hong Kong Dollar 24 .0%
New Taiwan Dollar 20 .1
Indian Rupee 14 .2
South Korean Won 10 .3
Global Real Estate Securities Fund
Japanese Yen 9 .0%
Euro 8 .7
Australian Dollar 8 .4
International Equity Fund
Euro 31 .6%
British Pound Sterling 19 .8
Hong Kong Dollar 14 .7
Japanese Yen 9 .3
Canadian Dollar 9 .3
Overseas Fund
Euro 35 .1%
British Pound Sterling 19 .4
Japanese Yen 14 .0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Certain of the transfer agent expenses may be reduced by the impact of interest earned during the period between when a redemption occurs and the funds are settled.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund
and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S.
GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by
Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended October 31, 2025 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting , which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. The impact of these ASUs did not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions , which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. As of November 1, 2024, the Funds have adopted the ASU and there was no material impact to the Funds. Required disclosures were added, as applicable.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures ,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As of November 1, 2024, the
Funds have adopted the ASU and added required disclosures, as applicable.
In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management does not expect the future adoption of this standard to have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate (“SOFR”) plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of October
31, 2025 is included in interfund lending on the statements of assets and liabilities. Any outstanding borrowing as of October 31, 2025 is included in interfund borrowing on the statements of assets and liabilities.
During the year ended October 31, 2025, Funds lending to the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 471 4.99% $ 24
Core Plus Bond Fund 178 4.92 9
Diversified Income Fund 590 4.91 29
Diversified International Fund 111 4.96 6
Equity Income Fund 164 4.94 8
Finisterre Emerging Markets Total Return Bond Fund 469 4.99 23
Global Emerging Markets Fund 367 4.91 18
Global Real Estate Securities Fund 148 4.94 7
Government & High Quality Bond Fund 65 5.01 3
High Yield Fund 187 5.04 9
LargeCap Growth Fund I 1,050 4.92 52
LargeCap S&P 500 Index Fund 241 4.90 12
LargeCap Value Fund III 809 5.07 41
MidCap Fund 52 5.06 3
MidCap S&P 400 Index Fund 157 4.90 8
MidCap Value Fund I 217 4.88 11
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

During the year ended October 31, 2025, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of October 31,
2025 is included in borrowing on the statements of assets and liabilities.
During the year ended October 31, 2025, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest  in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Overseas Fund $ 440 4.90% $ 22
Principal Capital Appreciation Fund 300 4.96 15
Real Estate Securities Fund 95 4.88 5
Short-Term Income Fund 680 4.95 34
SmallCap Fund 68 4.94 3
SmallCap Growth Fund I 821 5.02 41
SmallCap S&P 600 Index Fund 120 4.92 6
SmallCap Value Fund II 208 4.91 10
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 181 4.98% $ 9
Diversified International Fund 715 4.97 36
Global Real Estate Securities Fund 195 4.97 10
Inflation Protection Fund 153 5.02 8
International Equity Fund 350 4.87 17
MidCap Fund 1,483 4.95 73
SmallCap Fund 62 4.93 3
Tax-Exempt Bond Fund 314 4.96 16
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 14 5.46%
Core Plus Bond Fund 6 5.46
Diversified Income Fund 6 5.46
Diversified International Fund 1 5.47
Equity Income Fund 5 5.46
Finisterre Emerging Markets Total Return Bond Fund 5 5.46
Global Emerging Markets Fund 4 5.39
Government & High Quality Bond Fund 1 5.46
High Yield Fund 12 5.46
Inflation Protection Fund 3 5.46
LargeCap Growth Fund I 8 5.46
MidCap Value Fund I 3 5.46
Overseas Fund 3 5.46
SAM Conservative Growth Portfolio 96 5.38
SmallCap Fund 7 5.46
SmallCap Growth Fund I 5 5.46
SmallCap Value Fund II 5 5.46
Tax-Exempt Bond Fund 6 5.77
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of October 31, 2025, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Bank of America NA
Credit Default Swaps $ 400 $ — $ 400
$ 400 $ — $ 400 $ (400) $ —
Bank of New York Mellon
Foreign Currency Contracts 117 — 117
$ 117 $ — $ 117 $ — $ 117
Citigroup Inc
Credit Default Swaps 269 — 269
Foreign Currency Contracts 18 (46) (28)
$ 287 $ (46) $ 241 $ — $ 241
Deutsche Bank AG
Foreign Currency Contracts 8 (2) 6
$ 8 $ (2) $ 6 $ — $ 6
Goldman Sachs & Co
Credit Default Swaps 751 (148) 603
Foreign Currency Contracts 26 (17) 9
$ 777 $ (165) $ 612 $ (580) $ 32
HSBC Securities Inc
Foreign Currency Contracts 192 (43) 149
Total Return Swaps 178 — 178
$ 370 $ (43) $ 327 $ — $ 327
JPMorgan Chase
Credit Default Swaps 616 — 616
Foreign Currency Contracts 31 — 31
Total Return Swaps 557 — 557
Written Credit Default Swaptions — — —
$ 1,204
$ —
$ 1,204 $ (600) $ 604
Morgan Stanley & Co
Credit Default Swaps 199 (56) 143
Total Return Swaps — — —
$ 199 $ (56) $ 14 3 $ — $ 14 3
Total OTC $ 3,362 $ (312) $ 3,05 0 $ 1,47 0
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts $ 667 $ (134) $ 533
$ 667 $ (134) $ 533 $ — $ 533
Goldman Sachs & Co
Credit Default Swaps — (840) (840)
Foreign Currency Contracts 22 — 22
$ 22 $ (840) $ (818) $ 818
$ —
HSBC Securities Inc
Foreign Currency Contracts 528 (365) 163
Total Return Swaps 511 — 511
$ 1,039 $ (365) $ 674 $ — $ 674
JPMorgan Chase
Foreign Currency Contracts 47 (3) 44
Total Return Swaps 1,486 — 1,486
$ 1,533 $ (3) $ 1,530 $ — $ 1,530
Total OTC $ 3,261 $ (1,342) $ 1,919 $ 2,737
High Yield Fund
RBC Dominon Securities Corp
Foreign Currency Contracts 122 — 122
$ 122 $ — $ 122 $ — $ 122
Total OTC $ 122 $ — $ 122 $ 122
Inflation Protection Fund
Barclays Bank PLC
Foreign Currency Contracts 87 (190) (103)
Purchased Options 7 7 — 7 7
Written Options — (16) (16)
$ 164 $ (206) $ (4 2 ) $ — $ (42)
Citigroup Inc
Foreign Currency Contracts — (121) (121)
Written Interest Rate Swaptions — (288) (288)
$ — $ (409) $ (409) $ — $ (409)
Cowen Group
Foreign Currency Contracts 23 — 23
$ 23 $ — $ 23 $ — $ 23
Deutsche Bank AG
Foreign Currency Contracts 257 — 257
Written Interest Rate Swaptions — (20) (20)
$ 257 $ (20) $ 237 $ — $ 237
Goldman Sachs & Co
Foreign Currency Contracts — (17) (17)
$ — $ (17) $ (17) $ — $ (17)
JPMorgan Chase
Foreign Currency Contracts 30 — 30
Written Interest Rate Swaptions — (147) (147)
$ 30 $ (147) $ (117) $ — $ (117)
Morgan Stanley & Co
Foreign Currency Contracts 24 — 24
$ 24 $ — $ 24 $ (24)
$ —
UBS AG
Foreign Currency Contracts 4 (5) (1)
$ 4 $ (5) $ (1) $ — $ (1)
Total OTC $ 50 2 $ (804) $ (30 2 ) $ (326)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended October 31, 2025, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2025, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2025, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits with
Counterparty
Diversified Income Fund $ 1,259 $ 726 $ 1,985
Finisterre Emerging Markets Total Return Bond Fund 8,336 1,855 10,191
Government & High Quality Bond Fund 640 — 640
Inflation Protection Fund 10,101 — 10,101
LargeCap Growth Fund I 3,216 — 3,216
LargeCap S&P 500 Index Fund 17,912 — 17,912
LargeCap Value Fund III 1,448 — 1,448
MidCap S&P 400 Index Fund 2,541 — 2,541
MidCap Value Fund I 751 — 751
Overseas Fund 379 — 379
Short-Term Income Fund 375 — 375
SmallCap Growth Fund I 129 — 129
SmallCap S&P 600 Index Fund 3,014 — 3,014
SmallCap Value Fund II 350 — 350
ISDA (OTC
Derivatives)
MSFTA (Forward Currency
Contracts and TBA Securities)
Total Deposits from
Counterparty
Diversified Income Fund $ 1,580 $ — $ 1,580
Inflation Protection Fund 30 242 272
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

During the year ended October 31, 2025, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Core Fixed Income Fund, Diversified Income Fund, Inflation
Protection Fund, Government & High Quality Bond Fund, Finisterre Emerging Markets Total Return Bond Fund, and Short-Term Income Fund.
The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 24,871 3.25%
Tax-Exempt Bond Fund 28,679 3.04
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions, Imposition, and Duration.  As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions. The imposition of liquidity fees also affects checkwriting and exchanges from the Money Market Fund.
If the Fund’s Board (or the Manager, in accordance with Fund's Board-approved guidelines) determines that a liquidity fee is in the best interests of the fund, the fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all fund shares for which redemption requests are submitted. If fund shares are held through a financial intermediary, the fund may rely on that intermediary to assess the fund's discretionary liquidity fees on underlying shareholder accounts.
A discretionary liquidity fee will commence if the Fund's Board (or the Manager, in accordance with Fund's Board-approved guidelines)
determines to impose it (as early as the same day the Fund's Board or the Manager makes the determination) and will remain in place until the
Fund's Board (or the Manager, in accordance with Fund's Board-approved guidelines) determines that imposing the discretionary liquidity fee is no longer in the best interests of the Money Market Fund.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. During the year, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of October 31, 2025, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral. As of October 31, 2025, the Bank of New
York Mellon repurchase agreement held by Government Money Market Fund was undercollateralized due to an operational error. However, the full collateral was reinstated subsequent to the fiscal year end.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2025, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Core Plus Bond Fund $ 5 $ —
Diversified Income Fund 354 (2)
High Yield Fund 84 —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2025 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly,
“a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.PrincipalAM.com.
As of October 31, 2025, series of the Fund, Principal Exchange-Traded Funds, Principal Variable Contracts Funds, Inc. and collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager) owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 65.90 % LargeCap S&P 500 Index Fund 57.61%
Equity Income Fund 33.78 LargeCap Value Fund III 81.36
Finisterre Emerging Markets Total Return Bond Fund 55.50 MidCap Fund 1.47
Global Emerging Markets Fund 89.87 MidCap S&P 400 Index Fund 38.28
Government & High Quality Bond Fund 33.27 Overseas Fund 52.27
Government Money Market Fund 66.58 Principal Capital Appreciation Fund 31.95
High Yield Fund 61.57 Real Estate Securities Fund 11.35
International Equity Fund 89.00 Short-Term Income Fund 45.01
Inflation Protection Fund 88.29 SmallCap Fund 32.75
LargeCap Growth Fund I 26.05 SmallCap S&P 600 Index Fund 43.72
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives October 31, 2025 Liability Derivatives October 31, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Fixed Income Fund
Interest Rate Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 3,139
*
Core Plus Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 672
*
Payables, Total distributable earnings (accumulated loss) $ 100
*
Diversified Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,2 41
*
Payables, Total distributable earnings (accumulated loss) $ 39 6
*
Foreign Exchange Contracts Receivables $ 392 Payables $ 108
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 899
*
Payables, Total distributable earnings (accumulated loss) $ 3 1
*
Total $ 3,532 $ 53 5
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 18
*
Payables, Total distributable earnings (accumulated loss) $ 98 1
*
Foreign Exchange Contracts Receivables $ 1,264 Payables $ 502
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,821
*
Payables, Total distributable earnings (accumulated loss) $ 1,614
*
Total $ 4,103 $ 3,09 7
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 5
*
Payables, Total distributable earnings (accumulated loss) $ 29
*
High Yield Fund
Foreign Exchange Contracts Receivables $ 122 $ —
Inflation Protection Fund
Credit Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 3 7
*
Foreign Exchange Contracts Investment in securities - at value**, Receivables $ 50 2 Payables $ 349
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,367
*
Payables, Total distributable earnings (accumulated loss) $ 2,290
*
Total $ 2,8 69 $ 2,67 6
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 198
*
$ —
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 6,777
*
$ —
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 342
*
$ —
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 10
*
$ —
MidCap Value Fund I
Equity Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 207
*
Overseas Fund
Equity Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 11
*
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2
*
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Asset Derivatives October 31, 2025 Liability Derivatives October 31, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
SmallCap Growth Fund I
Equity Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 23
*
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 369
*
$ —
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 21
*
$ —
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Fixed Income Fund
Interest Rate Contracts
Futures contracts $ (1,884) $ 3,033
Core Plus Bond Fund
Credit Contracts
Swap agreements $ 133 $ —
Interest Rate Contracts
Futures contracts $ (7,472) $ 5,626
Total $ (7,339) $ 5,626
Diversified Income Fund
Credit Contracts
Investment transactions/Investments* $ (98) $ 5
Options and swaptions $ 125 $ (20)
Swap agreements $ (401) $ (9)
Foreign Exchange Contracts
Foreign currency contracts $ (193) $ (63)
Interest Rate Contracts
Investment transactions/Investments* $ — $ (4)
Futures contracts $ (3,018) $ 1,067
Swap agreements $ 630 $ 3 97
Total $ (2,955) $ 1,3 73
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements $ (4,334) $ (55 5 )
Foreign Exchange Contracts
Foreign currency contracts $ (941) $ (23 6 )
Interest Rate Contracts
Futures contracts $ 955 $ 350
Swap agreements $ 499 $ 3,121
Total $ (3,821) $ 2,680
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts $ (1,301) $ (102)
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts $ (408) $ 85
Inflation Protection Fund
Credit Contracts
Swap agreements $ 1,509 $ 40
Foreign Exchange Contracts
Investment transactions/Investments* $ (312) $ (215)
Foreign currency contracts $ 161 $ (1,485)
Options and swaptions $ 618 $ 90
Interest Rate Contracts
Investment transactions/Investments* $ (3,130) $ 28
Futures contracts $ (2,812) $ (271)
Options and swaptions $ 1,015 $ 202
Swap agreements $ 2,337 $ 889
Total $ (614) $ (72 2 )
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type (for the quarter ends that such instruments were held) for the year ended October 31, 2025 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap Growth Fund I
Equity Contracts
Futures contracts $ (2,895) $ 2,31 1
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts $ 9,244 $ 5,797
LargeCap Value Fund III
Equity Contracts
Futures contracts $ 4,828 $ 1,170
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts $ (3,063) $ 184
MidCap Value Fund I
Equity Contracts
Futures contracts $ (851) $ 13
Overseas Fund
Equity Contracts
Futures contracts $ 433 $ (11)
Short-Term Income Fund
Interest Rate Contracts
Futures contracts $ (4,795) $ 4,803
SmallCap Growth Fund I
Equity Contracts
Futures contracts $ (407) $ 72
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts $ 1,319 $ 488
SmallCap Value Fund II
Equity Contracts
Futures contracts $ 195 $ 100
*Investment transactions includes purchased options and/or purchased swaptions.
                    Contract Type Derivative Type Average Notional
Core Fixed Income Fund
Interest Rate Contracts
Futures - Long $ 756,810
Futures - Short 48,045
Core Plus Bond Fund
Credit Contracts
Exchange Cleared Credit Default Swaps - Buy Protection 21,180
Interest Rate Contracts
Futures - Long 137,242
Futures - Short 6,299
Diversified Income Fund
Credit Contracts
Credit Default Swaps - Buy Protection 9,473
Credit Default Swaps - Sell Protection 14,141
Exchange Cleared Credit Default Swaps - Buy Protection 28,716
Purchased Credit Default Swaptions 2,740
Written Credit Default Swaptions 11,970
Foreign Exchange Contracts
Foreign Currency Contracts – Contracts to Accept 21,987
Foreign Currency Contracts – Contracts to Deliver 42,695
Interest Rate Contracts
Futures - Long 64,956
Futures - Short 35,754
Purchased Options 125
Total Return Swaps - Pay Positive Return 6
Total Return Swaps - Receive Positive Return 4,904
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Credit Default Swaps - Buy Protection 90,100
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

                    Contract Type Derivative Type Average Notional
Finisterre Emerging Markets Total Return Bond Fund (continued)
Exchange Cleared Credit Default Swaps - Buy Protection 73,318
Foreign Exchange Contracts
Foreign Currency Contracts – Contracts to Accept 150,093
Foreign Currency Contracts – Contracts to Deliver 191,80 5
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 314,447
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 125,782
Futures - Long 113,711
Futures - Short 25,316
Total Return Swaps - Receive Positive Return 13,86 6
Government & High Quality Bond Fund
Interest Rate Contracts
Futures - Long 15,126
Futures - Short 80,98 3
High Yield Fund
Foreign Exchange Contracts
Foreign Currency Contracts – Contracts to Accept 856
Foreign Currency Contracts – Contracts to Deliver 21,269
Inflation Protection Fund
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection 32,913
Foreign Exchange Contracts
Foreign Currency Contracts – Contracts to Accept 49,055
Foreign Currency Contracts – Contracts to Deliver 77,599
Purchased Options 75,688
Written Options 57,426
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 1,147,307
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 460,709
Futures - Long 360,114
Futures - Short 187,018
Purchased Interest Rate Swaptions 370,630
Purchased Options 126,120
Written Interest Rate Swaptions 359,143
Written Options 126,120
LargeCap Growth Fund I
Equity Contracts
Futures - Long 28,342
LargeCap S&P 500 Index Fund
Equity Contracts
Futures - Long 227,208
LargeCap Value Fund III
Equity Contracts
Futures - Long 40,993
MidCap S&P 400 Index Fund
Equity Contracts
Futures - Long 33,074
MidCap Value Fund I
Equity Contracts
Futures - Long 11,067
Overseas Fund
Equity Contracts
Futures - Long 6,722
Short-Term Income Fund
Interest Rate Contracts
Futures - Long 79,541
SmallCap Growth Fund I
Equity Contracts
Futures - Long 3,783
SmallCap S&P 600 Index Fund
Equity Contracts
Futures - Long 31,640
SmallCap Value Fund II
Equity Contracts
Futures - Long 4,522
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 52 $ — $ — $ 52
Municipal Bonds* — 663,672 — 663,672
Total investments in securities $ 52 $ 663,672 $ — $ 663,724
Core Fixed Income Fund
Bonds* — 6,257,497 — 6,257,497
Common Stocks
Industrial — — 6,105 6,105
Investment Companies* 98,025 — — 98,025
U.S. Government & Government Agency Obligations* — 4,291,478 — 4,291,478
Total investments in securities $ 98,025 $ 10,548,975 $ 6,105 $ 10,653,105
Derivative Liabilities
Interest Rate Contracts
Futures** (3,139) — — (3,139)
Core Plus Bond Fund
Bonds* — 292,422 — 292,422
Common Stocks
Consumer, Cyclical — — — —
Energy — — 29 29
Financial — 2 — 2
Investment Companies* 54,364 — — 54,364
Senior Floating Rate Interests* — 13,168 — 13,168
U.S. Government & Government Agency Obligations* — 191,128 — 191,128
Total investments in securities $ 54,364 $ 496,720 $ 29 $ 551,113
Derivative Assets
Interest Rate Contracts
Futures** 672 — — 672
Derivative Liabilities
Interest Rate Contracts
Futures** (100) — — (100)
Diversified Income Fund
Bonds* — 1,666,148 28,040 1,694,188
Common Stocks
Basic Materials — — 51,225 51,225
Communications — 96 — 96
Consumer, Cyclical — 1,386 — 1,386
Consumer, Non-cyclical — — 996 996
Technology — 9 — 9
Convertible Bonds* — 2,240 — 2,240
Investment Companies* 176,884 — — 176,884
Preferred Stocks
Consumer, Non-cyclical — 955 — 955
Energy 344 — — 344
Financial 19,786 3,201 — 22,987
Utilities 9,130 — — 9,130
Repurchase Agreements — 15,001 — 15,001
Senior Floating Rate Interests* — 194,726 13,754 208,480
U.S. Government & Government Agency Obligations* — 261,320 — 261,320
Purchased Options — — — —
Total investments in securities $ 206,144 $ 2,145,082 $ 94,015 $ 2,445,241
Short Sales
U.S. Government & Government Agency Obligations* — (3,223) — (3,223)
Total Short Sales $ — $ (3,223) $ — $ (3,223)
Derivative Assets
Credit Contracts
Credit Default Swaps — 2,23 5 — 2,23 5
Exchange Cleared Credit Default Swaps** — 6 — 6
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Income Fund (continued)
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ 392 $ — $ 392
Interest Rate Contracts
Futures** 164 — — 164
Total Return Swaps — 735 — 735
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (20 4 ) — (20 4 )
Exchange Cleared Credit Default Swaps** — (19 2 ) — (19 2 )
Foreign Exchange Contracts
Foreign Currency Contracts — (108) — (108)
Interest Rate Contracts
Futures** (31) — — (31)
Diversified International Fund
Common Stocks
Basic Materials 29,296 13,883 — 43,179
Communications 29,949 91,497 — 121,446
Consumer, Cyclical 8,327 135,878 — 144,205
Consumer, Non-cyclical 26,866 168,572 — 195,438
Energy 32,839 21,824 — 54,663
Financial 43,901 223,408 — 267,309
Industrial 10,387 177,218 — 187,605
Technology — 168,111 — 168,111
Utilities — 3,820 — 3,820
Investment Companies* 4,075 — — 4,075
Total investments in securities $ 185,640 $ 1,004,211 $ — $ 1,189,851
Equity Income Fund
Common Stocks* 8,415,992 — — 8,415,992
Investment Companies* 37,718 — — 37,718
Total investments in securities $ 8,453,710 $ — $ — $ 8,453,710
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 712,328 — 712,328
Convertible Bonds* — 5,899 — 5,899
Investment Companies* 82,742 — — 82,742
Total investments in securities $ 82,742 $ 718,227 $ — $ 800,969
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 18 — 18
Foreign Exchange Contracts
Foreign Currency Contracts — 1,264 — 1,264
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 824 — 824
Total Return Swaps — 1,997 — 1,997
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (840) — (840)
Exchange Cleared Credit Default Swaps** — (141) — (141)
Foreign Exchange Contracts
Foreign Currency Contracts — (502) — (502)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,216) — (1,216)
Futures** (398) — — (398)
Global Emerging Markets Fund
Common Stocks
Basic Materials 108,579 93,393 — 201,972
Communications 139,174 802,402 — 941,576
Consumer, Cyclical 65,626 306,204 — 371,830
Consumer, Non-cyclical 45,077 394,287 — 439,364
Energy 11,067 164,161 — 175,228
Financial 209,739 997,818 — 1,207,557
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Fund (continued)
Common Stocks (continued)
Industrial $ 116,511 $ 439,863 $ — $ 556,374
Technology 73,648 1,346,620 — 1,420,268
Utilities 39,057 3,734 — 42,791
Convertible Preferred Stocks
Industrial — — 15,112 15,112
Investment Companies* 246,200 — — 246,200
Preferred Stocks
Consumer, Cyclical — 21,945 — 21,945
Energy 26,321 — — 26,321
Total investments in securities $ 1,080,999 $ 4,570,427 $ 15,112 $ 5,666,538
Global Real Estate Securities Fund
Common Stocks
Communications — 14,695 — 14,695
Consumer, Cyclical 9,092 — — 9,092
Consumer, Non-cyclical 7,992 — — 7,992
Financial 1,001,794 526,137 — 1,527,931
Industrial — 15,505 — 15,505
Investment Companies* 20,825 — — 20,825
Total investments in securities $ 1,039,703 $ 556,337 $ — $ 1,596,040
Government & High Quality Bond Fund
Bonds* — 105,314 — 105,314
Investment Companies* 11,601 — — 11,601
U.S. Government & Government Agency Obligations* — 569,863 — 569,863
Total investments in securities $ 11,601 $ 675,177 $ — $ 686,778
Derivative Assets
Interest Rate Contracts
Futures** 5 — — 5
Derivative Liabilities
Interest Rate Contracts
Futures** (29) — — (29)
Government Money Market Fund
Bonds* — 2,910,001 — 2,910,001
Investment Companies* 427,150 — — 427,150
Repurchase Agreements — 1,310,000 — 1,310,000
U.S. Government & Government Agency Obligations* — 247,659 — 247,659
Total investments in securities $ 427,150 $ 4,467,660 $ — $ 4,894,810
High Yield Fund
Bonds* — 5,954,368 5,912 5,960,280
Common Stocks
Basic Materials — — 217 217
Communications — — — —
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 845 845
Energy — — 1,087 1,087
Financial — 54 — 54
Utilities — — — —
Convertible Bonds* — — — —
Investment Companies* 289,952 — — 289,952
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 327,521 4,136 331,657
U.S. Government & Government Agency Obligations* — 96,371 — 96,371
Total investments in securities $ 289,952 $ 6,378,314 $ 12,197 $ 6,680,463
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 122 — 122
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Yield Fund (continued)
Foreign Exchange Contracts (continued)
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ — $ — $ —
Inflation Protection Fund
Bonds* — 151,377 — 151,377
Investment Companies* 38,852 — — 38,852
U.S. Government & Government Agency Obligations* — 2,304,356 — 2,304,356
Purchased Options — 77 — 77
Total investments in securities $ 38,852 $ 2,455,810 $ — $ 2,494,662
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 425 — 425
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,726 — 1,726
Futures** 641 — — 641
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (3 7 ) — (3 7 )
Foreign Exchange Contracts
Foreign Currency Contracts — (333) — (333)
Written Options — (16) — (16)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,232) — (1,232)
Futures** (603) — — (603)
Written Interest Rate Swaptions — (455) — (455)
International Equity Fund
Common Stocks
Basic Materials 198,265 — — 198,265
Communications 221,847 636,120 — 857,967
Consumer, Cyclical 151,084 722,033 — 873,117
Consumer, Non-cyclical 158,766 887,073 — 1,045,839
Energy 258,443 27,032 — 285,475
Financial — 1,449,671 — 1,449,671
Industrial 63,692 750,015 — 813,707
Technology 221,250 754,471 — 975,721
Investment Companies* 2,296 — — 2,296
Total investments in securities $ 1,275,643 $ 5,226,415 $ — $ 6,502,058
LargeCap Growth Fund I
Common Stocks
Basic Materials 2,370 — — 2,370
Communications 1,882,129 — — 1,882,129
Consumer, Cyclical 339,471 — — 339,471
Consumer, Non-cyclical 1,068,340 — — 1,068,340
Energy 2,147 — — 2,147
Financial 573,780 — — 573,780
Industrial 584,047 — — 584,047
Technology 3,804,853 — 4,727 3,809,580
Utilities 2,325 — — 2,325
Convertible Preferred Stocks
Basic Materials — — 1,888 1,888
Consumer, Cyclical — — 7,567 7,567
Technology — — 6,841 6,841
Investment Companies* 172,670 — — 172,670
Total investments in securities $ 8,432,132 $ — $ 21,023 $ 8,453,155
Derivative Assets
Equity Contracts
Futures** 198 — — 198
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Fund
Common Stocks* $ 10,500,528 $ — $ — $ 10,500,528
Investment Companies* 305,867 — — 305,867
Total investments in securities $ 10,806,395 $ — $ — $ 10,806,395
Derivative Assets
Equity Contracts
Futures** 6,777 — — 6,777
LargeCap Value Fund III
Common Stocks* 2,686,580 — — 2,686,580
Investment Companies* 182,594 — — 182,594
Total investments in securities $ 2,869,174 $ — $ — $ 2,869,174
Derivative Assets
Equity Contracts
Futures** 342 — — 342
MidCap Fund
Common Stocks
Basic Materials 521,615 — — 521,615
Communications 772,386 — — 772,386
Consumer, Cyclical 7,482,728 — — 7,482,728
Consumer, Non-cyclical 1,221,370 — — 1,221,370
Financial 8,694,818 — — 8,694,818
Industrial 7,244,520 — — 7,244,520
Technology 4,289,712 — — 4,289,712
Utilities 1,338,210 — — 1,338,210
Investment Companies* 129,221 — — 129,221
Total investments in securities $ 31,694,580 $ — $ — $ 31,694,580
MidCap S&P 400 Index Fund
Common Stocks* 1,171,656 — — 1,171,656
Investment Companies* 39,243 — — 39,243
Total investments in securities $ 1,210,899 $ — $ — $ 1,210,899
Derivative Assets
Equity Contracts
Futures** 10 — — 10
MidCap Value Fund I
Common Stocks* 2,188,748 — — 2,188,748
Investment Companies* 81,864 — — 81,864
Total investments in securities $ 2,270,612 $ — $ — $ 2,270,612
Derivative Liabilities
Equity Contracts
Futures** (207) — — (207)
Money Market Fund
Bonds* — 64,313 — 64,313
Commercial Paper — 759,942 — 759,942
Investment Companies* 40,000 — — 40,000
Municipal Bonds* — 27,855 — 27,855
Repurchase Agreements — 190,000 — 190,000
Total investments in securities $ 40,000 $ 1,042,110 $ — $ 1,082,110
Overseas Fund
Common Stocks
Basic Materials 5,384 80,159 — 85,543
Communications — 50,354 — 50,354
Consumer, Cyclical 14,206 79,889 — 94,095
Consumer, Non-cyclical 294 252,203 — 252,497
Diversified — 5,834 — 5,834
Energy 9,176 63,060 — 72,236
Financial 28,827 370,102 — 398,929
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund (continued)
Common Stocks (continued)
Industrial $ 40,503 $ 279,622 $ — $ 320,125
Technology — 122,613 — 122,613
Utilities — 85,091 — 85,091
Investment Companies* 181,818 — — 181,818
Preferred Stocks
Consumer, Cyclical — 11,090 — 11,090
Consumer, Non-cyclical — 250 — 250
Total investments in securities $ 280,208 $ 1,400,267 $ — $ 1,680,475
Derivative Liabilities
Equity Contracts
Futures** (11) — — (11)
Principal Capital Appreciation Fund
Common Stocks* 5,110,723 — — 5,110,723
Investment Companies* 93,888 — — 93,888
Total investments in securities $ 5,204,611 $ — $ — $ 5,204,611
Principal LifeTime 2015 Fund
Investment Companies* 204,063 — — 204,063
Total investments in securities $ 204,063 $ — $ — $ 204,063
Principal LifeTime 2020 Fund
Investment Companies* 2,017,198 — — 2,017,198
Total investments in securities $ 2,017,198 $ — $ — $ 2,017,198
Principal LifeTime 2025 Fund
Investment Companies* 1,381,220 — — 1,381,220
Total investments in securities $ 1,381,220 $ — $ — $ 1,381,220
Principal LifeTime 2030 Fund
Investment Companies* 5,212,977 — — 5,212,977
Total investments in securities $ 5,212,977 $ — $ — $ 5,212,977
Principal LifeTime 2035 Fund
Investment Companies* 2,032,111 — — 2,032,111
Total investments in securities $ 2,032,111 $ — $ — $ 2,032,111
Principal LifeTime 2040 Fund
Investment Companies* 4,758,198 — — 4,758,198
Total investments in securities $ 4,758,198 $ — $ — $ 4,758,198
Principal LifeTime 2045 Fund
Investment Companies* 1,791,454 — — 1,791,454
Total investments in securities $ 1,791,454 $ — $ — $ 1,791,454
Principal LifeTime 2050 Fund
Investment Companies* 3,420,965 — — 3,420,965
Total investments in securities $ 3,420,965 $ — $ — $ 3,420,965
Principal LifeTime 2055 Fund
Investment Companies* 1,215,853 — — 1,215,853
Total investments in securities $ 1,215,853 $ — $ — $ 1,215,853
Principal LifeTime 2060 Fund
Investment Companies* 1,194,690 — — 1,194,690
Total investments in securities $ 1,194,690 $ — $ — $ 1,194,690
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2065 Fund
Investment Companies* $ 283,760 $ — $ — $ 283,760
Total investments in securities $ 283,760 $ — $ — $ 283,760
Principal LifeTime 2070 Fund
Investment Companies* 92,273 — — 92,273
Total investments in securities $ 92,273 $ — $ — $ 92,273
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 472,247 — — 472,247
Total investments in securities $ 472,247 $ — $ — $ 472,247
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 606,216 — — 606,216
Total investments in securities $ 606,216 $ — $ — $ 606,216
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 1,128,889 — — 1,128,889
Total investments in securities $ 1,128,889 $ — $ — $ 1,128,889
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 1,391,346 — — 1,391,346
Total investments in securities $ 1,391,346 $ — $ — $ 1,391,346
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 957,888 — — 957,888
Total investments in securities $ 957,888 $ — $ — $ 957,888
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 1,191,456 — — 1,191,456
Total investments in securities $ 1,191,456 $ — $ — $ 1,191,456
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 641,969 — — 641,969
Total investments in securities $ 641,969 $ — $ — $ 641,969
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 607,294 — — 607,294
Total investments in securities $ 607,294 $ — $ — $ 607,294
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 389,773 — — 389,773
Total investments in securities $ 389,773 $ — $ — $ 389,773
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 220,669 — — 220,669
Total investments in securities $ 220,669 $ — $ — $ 220,669
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 81,862 — — 81,862
Total investments in securities $ 81,862 $ — $ — $ 81,862
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 12,325 — — 12,325
Total investments in securities $ 12,325 $ — $ — $ 12,325
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid Income Fund
Investment Companies* $ 187,912 $ — $ — $ 187,912
Total investments in securities $ 187,912 $ — $ — $ 187,912
Principal LifeTime Strategic Income Fund
Investment Companies* 724,857 — — 724,857
Total investments in securities $ 724,857 $ — $ — $ 724,857
Real Estate Securities Fund
Common Stocks* 6,109,071 — — 6,109,071
Investment Companies* 77,998 — — 77,998
Total investments in securities $ 6,187,069 $ — $ — $ 6,187,069
SAM Balanced Portfolio
Investment Companies* 4,796,179 — — 4,796,179
Total investments in securities $ 4,796,179 $ — $ — $ 4,796,179
SAM Conservative Balanced Portfolio
Investment Companies* 1,883,056 — — 1,883,056
Total investments in securities $ 1,883,056 $ — $ — $ 1,883,056
SAM Conservative Growth Portfolio
Investment Companies* 3,380,407 — — 3,380,407
Total investments in securities $ 3,380,407 $ — $ — $ 3,380,407
SAM Flexible Income Portfolio
Investment Companies* 2,232,808 — — 2,232,808
Total investments in securities $ 2,232,808 $ — $ — $ 2,232,808
SAM Strategic Growth Portfolio
Investment Companies* 2,457,639 — — 2,457,639
Total investments in securities $ 2,457,639 $ — $ — $ 2,457,639
Short-Term Income Fund
Bonds* — 2,926,400 — 2,926,400
Investment Companies* 179,381 — — 179,381
U.S. Government & Government Agency Obligations* — 436,774 — 436,774
Total investments in securities $ 179,381 $ 3,363,174 $ — $ 3,542,555
Derivative Assets
Interest Rate Contracts
Futures** 2 — — 2
SmallCap Fund
Common Stocks* 2,224,551 — — 2,224,551
Investment Companies* 53,624 — — 53,624
Total investments in securities $ 2,278,175 $ — $ — $ 2,278,175
SmallCap Growth Fund I
Common Stocks
Basic Materials 25,115 — — 25,115
Communications 89,208 — — 89,208
Consumer, Cyclical 193,657 — — 193,657
Consumer, Non-cyclical 536,205 — 1 536,206
Energy 42,947 — — 42,947
Financial 179,156 — — 179,156
Industrial 634,053 — — 634,053
Technology 433,470 — — 433,470
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I (continued)
Common Stocks (continued)
Utilities $ 446 $ — $ — $ 446
Investment Companies* 109,390 — — 109,390
Total investments in securities $ 2,243,647 $ — $ 1 $ 2,243,648
Derivative Liabilities
Equity Contracts
Futures** (23) — — (23)
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 42,990 — — 42,990
Communications 61,746 — — 61,746
Consumer, Cyclical 164,622 — — 164,622
Consumer, Non-cyclical 195,992 — — 195,992
Energy 61,912 — — 61,912
Financial 293,393 — — 293,393
Industrial 222,354 — — 222,354
Technology 112,068 — — 112,068
Utilities 24,816 — — 24,816
Investment Companies* 42,729 — — 42,729
Total investments in securities $ 1,222,622 $ — $ — $ 1,222,622
Derivative Assets
Equity Contracts
Futures** 369 — — 369
SmallCap Value Fund II
Common Stocks
Basic Materials 49,825 — — 49,825
Communications 24,088 — — 24,088
Consumer, Cyclical 158,390 — — 158,390
Consumer, Non-cyclical 117,776 — 3 117,779
Energy 105,001 — — 105,001
Financial 282,996 — — 282,996
Government 65 — — 65
Industrial 214,762 — — 214,762
Technology 31,367 — — 31,367
Utilities 45,323 — — 45,323
Investment Companies* 82,800 — — 82,800
Total investments in securities $ 1,112,393 $ — $ 3 $ 1,112,396
Derivative Assets
Equity Contracts
Futures** 21 — — 21
Tax-Exempt Bond Fund
Investment Companies* 223 — — 223
Municipal Bonds* — 521,926 — 521,926
Total investments in securities $ 223 $ 521,926 $ — $ 522,149
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
* Unobservable inputs were weighted by the relative fair value of the instruments
(a)
During the period, the valuation methodology changed. Previously, the security was valued using Comparable Debt Methodology, driven by Yield to Maturity. The methodology was changed because current market assumptions are more representative of fair value given the tenure of the note. Current valuation is based on Discounted Cash Flow model, driven by Yield to Maturity.
(b)
During the period, the valuation methodology changed. Previously, the securities were valued using an Enterprise Valuation Model driven by both Discounted Cash Flows and EBITDA Multiples. The change in methodology is driven by the Fund’s assessment of various factors including the current performance of the company and availability of comparable market data. Current valuation is based on Comparable Company Methodology driven by EBITDA Multiples.
(c)
During the period, the valuation methodology changed. Previously, the security was valued using a Precedent Transaction Analysis. Due to a deterioration in the underlying company’s performance, the methodology was updated to reflect the increased risk of liquidation or bankruptcy. The new approach applies a Yield Premium Methodology combined with a Liquidation Methodology, both driven by Yield to Maturity.
(d)
During the period, the valuation methodology changed. The change in methodology is driven by the Fund’s assessment of various factors including the current performance of the company and availability of comparable market data. Previously, the security was valued using a management-appraised Enterprise Valuation Model incorporating both
Discounted Cash Flows and EBITDA Multiples. Current valuation is based on Comparable Company Methodology/Recovery Methodology driven by EBITDA Multiples.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund Asset Type
Fair Value as
of October
31, 2025 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if
input had
increased
Diversified Income Fund
Bonds $ 28,040 Discounted Cash Flows Yield to Maturity
(a)
18.7% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Common Stocks 51,949 Comparable Company Methodology EBITDA Multiples
(b)
7.5 – 9.0x (8.2x) Increase
272 Cash Payout Methodology Discount Rate 11.7 - 100.0%(55.8%) Decrease
Senior Floating Rate Interests 2,214
Yield Premium Methodology/Liquidation
Methodology
Yield to Maturity
(c)
31.0 – 37.1% (34.1%)
Increase
11,540
Comparable Company Methodology/Recovery
Methodology
EBITDA Multiples
(d)
6.9x
Increase
Total $ 94,015
Fund
Value as
of October
31, 2024
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
October 31,
2025
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
October 31, 2025
Diversified Income Fund
Bonds $ 80,662 $ (4,593) $ (4,752) $ 34,599 $ (77,876) $ — $ — $ 28,040 $ (5,905,808)
Common Stock 46,206 (6,389) 12,402 2 — — — 52,221 6,013,668
Senior Floating Rate Interests 4,510 — (11,529) 20,773 — — — 13,754 (12,022,211)
Total
$ 131,378 $ (10,892) $ (3,879) $55,374 $ (77,876) $ — $ — $ 94,015 $ (11,914,351)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and
Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
Million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
SmallCap Fund (Prior to January 1, 2025) .75 .73 .71 .70
Tax-Exempt Bond Fund .40 .38 .36 .35
Net Assets of Fund
First $500
million
Next $500
Million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.42% .40% .38% .37% .36% .35%
Diversified Income Fund
.69 .67 .65 .64 .63 .62
Global Emerging Markets Fund
.99 .97 .95 .94 .93 .92
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Equity Fund
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III (Effective January 1, 2025)
.73 .71 .69 .67 .66 .65
LargeCap Value Fund III (Prior to January 1, 2025)
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
.90 .88 .86 .85 .84 .83
Short-Term Income Fund (Effective January 1, 2025)
.38 .36 .35 .33 .32 .31
SmallCap Fund (Effective January 1, 2025)
.75 .73 .71 .70 .69 .68
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II (Effective January 1, 2025)
.89 .87 .85 .84 .83 .82
SmallCap Value Fund II (Prior to January 1, 2025)
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Short-Term Income Fund (Prior to January 1, 2025)
.38% .36% .33%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Core Fixed Income Fund
.39% .37% .35% .34% .33% .32% .31%
Diversified International Fund
.80 .78 .76 .75 .73 .70 .69
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund
.60% .55% .50% .49% .48% .46% .44%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. R-1 shares discontinued operations and converted to R-3 shares and R-4 shares discontinued operations and converted to R-5 shares on November 22,
2024. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
Billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77% .76% .75%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
High Yield Fund (Effective January 1, 2025) .51% .49% .47%
LargeCap S&P 500 Index Fund
.11 .09 .05
MidCap S&P 400 Index Fund (Effective January 1, 2025)
.15 .12 .10
SmallCap S&P 600 Index Fund (Effective January 1, 2025)
.15 .12 .10
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund (Prior to January 1, 2025)
.625% .50%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund (Prior to January 1, 2025) .15
SmallCap S&P 600 Index Fund (Prior to January 1, 2025) .15
Period from November 1, 2024 through October 31, 2025
Class A Class J Institutional Expiration
California Municipal Fund N/A N/A .46% February 28, 2026
Core Fixed Income Fund N/A N/A .43 February 28, 2026
Core Plus Bond Fund .80% N/A .48 February 28, 2026
Diversified Income Fund N/A N/A .68 February 28, 2026
Diversified International Fund N/A N/A .85 February 28, 2026
Equity Income Fund N/A N/A .52 February 28, 2026
Finisterre Emerging Markets Total Return Bond Fund N/A N/A .85 February 28, 2026
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

* Prior to January 1, 2025, the contractual expense limit was .61%.
** Prior to January 1, 2025, the contractual expense limit was .96%.
# R-1 shares discontinued operations and converted to R-3 shares on November 22, 2024.
~ R-4 shares discontinued operations and converted to R-5 shares on November 22, 2024.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2024 through October 31, 2025
Class A Class J Institutional Expiration
Global Emerging Markets Fund 1.45 1.30% 1.10 February 28, 2026
Global Real Estate Securities Fund N/A N/A .94 February 28, 2026
Government & High Quality Bond Fund N/A N/A .53 February 28, 2026
Government Money Market Fund N/A N/A .20 February 28, 2026
High Yield Fund N/A N/A .60* February 28, 2026
International Equity Fund N/A N/A .79 February 28, 2026
MidCap Value Fund I
N/A
N/A
.69
February 28, 2026
Money Market Fund
.50
N/A
N/A
February 28, 2026
Overseas Fund N/A N/A
.91
February 28, 2026
Principal LifeTime 2040 Fund .38 N/A
N/A
February 28, 2026
Principal LifeTime 2050 Fund .38 N/A
N/A
February 28, 2026
Principal LifeTime 2060 Fund N/A .38
N/A
February 28, 2026
Principal LifeTime 2070 Fund N/A .30
.05
February 28, 2026
Principal LifeTime Hybrid 2015 Fund
N/A N/A .05
February 28, 2026
Principal LifeTime Hybrid 2020 Fund
N/A N/A .05
February 28, 2026
Principal LifeTime Hybrid 2025 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2030 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2035 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2040 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2045 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2050 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2055 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid 2060 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid 2065 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid 2070 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid Income Fund N/A N/A .05 February 28, 2026
Principal LifeTime Strategic Income Fund .38 N/A 0.00 February 28, 2026
Real Estate Securities Fund N/A N/A .86 February 28, 2026
SmallCap Fund
N/A
N/A
.85
February 28, 2026
SmallCap S&P 600 Index Fund N/A N/A
.21
February 28, 2026
SmallCap Value Fund II N/A N/A
.93**
February 28, 2026
Tax-Exempt Bond Fund N/A
N/A .45
February 28, 2026
Period from November 1, 2024 through October 31, 2025
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29%# .98% .79%~ .67% February 28, 2026
Principal LifeTime 2070 Fund .93# .62 .43~ .31
February 28, 2026
Period from November 1, 2024 through October 31, 2025
R-6 Expiration
Diversified Income Fund .02%
February 28, 2026
Diversified International Fund .04*
February 28, 2026
Global Emerging Markets Fund .04
February 28, 2026
Government Money Market Fund .00 February 28, 2026
International Equity Fund .04
February 28, 2026
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2026
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

* Prior to March 1, 2025, there was no contractual limit.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
* Prior to January 1, 2025, the contractual expense reduction was .065%.
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through February
28, 2026. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
The Manager has agreed contractually to reduce LargeCap Value Fund III’s management fees in an amount equal to the fund’s acquired fund fees and expenses represented by the fund’s investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy through February 28, 2026.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of
Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
R-1 shares discontinued operations and converted to R-3 shares and R-4 shares discontinued operations and converted to R-5 shares on November
22, 2024.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund) through December 31, 2024. The limit maintained the level of distribution fees not to exceed .14% for Class J shares. The voluntary expense limit was terminated December 31, 2024.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2026.
Period from November 1, 2024 through October 31, 2025
R-6 Expiration
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2070 Fund .02
February 28, 2026
Principal LifeTime Hybrid Income Fund .02
February 28, 2026
SmallCap Fund .02
February 28, 2026
SmallCap Growth Fund I .01
February 28, 2026
SmallCap Value Fund II .02
February 28, 2026
Expiration
LargeCap Growth Fund I .016%
February 28, 2026
LargeCap Value Fund III .020*
February 28, 2026
MidCap Value Fund I .020 February 28, 2026
Overseas Fund .020 February 28, 2026
SmallCap Growth Fund I .020 February 28, 2026
SmallCap Value Fund II .020 February 28, 2026
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 18 months of purchase (12 months of purchase for the California Municipal Fund, Short-Term Income Fund,
and Tax Exempt Bond Fund) that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond
Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified Income Fund, High Yield Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2025, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 22 $ 3 $ N/A
Core Fixed Income Fund 21 N/A 6
Core Plus Bond Fund 12 N/A 2
Diversified Income Fund 64 7 N/A
Diversified International Fund 64 N/A 5
Equity Income Fund 142 3 2
Global Emerging Markets Fund 27 N/A 2
Global Real Estate Securities Fund 4 N/A N/A
Government & High Quality Bond Fund 16 N/A 1
High Yield Fund 49 4 N/A
Inflation Protection Fund N/A N/A 1
LargeCap Growth Fund I 114 N/A 16
LargeCap S&P 500 Index Fund 240 N/A 85
LargeCap Value Fund III N/A N/A 1
MidCap Fund 224 3 5
MidCap S&P 400 Index Fund N/A N/A 9
MidCap Value Fund I 40 N/A 1
Money Market Fund 6 N/A 177
Principal Capital Appreciation Fund 162 N/A N/A
Principal LifeTime 2020 Fund 21 N/A 4
Principal LifeTime 2030 Fund 112 N/A 25
Principal LifeTime 2040 Fund 200 N/A 18
Principal LifeTime 2050 Fund 296 N/A 2
Principal LifeTime 2060 Fund N/A N/A —
Principal LifeTime Hybrid 2015 Fund N/A N/A 172
Principal LifeTime Hybrid 2020 Fund N/A N/A 76
Principal LifeTime Hybrid 2025 Fund N/A N/A 256
Principal LifeTime Hybrid 2030 Fund N/A N/A 377
Principal LifeTime Hybrid 2035 Fund N/A N/A 190
Principal LifeTime Hybrid 2040 Fund N/A N/A 313
Principal LifeTime Hybrid 2045 Fund N/A N/A 111
Principal LifeTime Hybrid 2050 Fund N/A N/A 110
Principal LifeTime Hybrid 2055 Fund N/A N/A 84
Principal LifeTime Hybrid 2060 Fund N/A N/A 46
Principal LifeTime Hybrid 2065 Fund N/A N/A 20
Principal LifeTime Hybrid 2070 Fund N/A N/A —
Principal LifeTime Hybrid Income Fund N/A N/A 34
Principal LifeTime Strategic Income Fund 9 N/A 51
Real Estate Securities Fund 26 1 1
SAM Balanced Portfolio 473 9 263
SAM Conservative Balanced Portfolio 194 2 165
SAM Conservative Growth Portfolio 453 7 190
SAM Flexible Income Portfolio 128 4 92
SAM Strategic Growth Portfolio 477 7 108
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At October 31, 2025, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the
Funds as follows (amounts in thousands):
Class A Class C Class J
Short-Term Income Fund $ 168 $ 1 $ 4
SmallCap Fund 70 N/A 2
SmallCap Growth Fund I N/A N/A 1
SmallCap S&P 600 Index Fund N/A N/A 6
SmallCap Value Fund II N/A N/A —
Tax-Exempt Bond Fund 20 1 N/A
Institutional R-5 R-6
Core Fixed Income Fund 106 – 200,980
Core Plus Bond Fund 187 – N/A
Diversified Income Fund 9 N/A 813
Diversified International Fund 336 – 686
Equity Income Fund 41,780 – N/A
Finisterre Emerging Markets Total Return
Bond Fund 9 N/A N/A
Global Emerging Markets Fund 100 – 90,985
Global Real Estate Securities Fund 581 – 6,653
Government & High Quality Bond Fund 40 – N/A
Government Money Market Fund 746,786 N/A 430,930
High Yield Fund 670 N/A 425,924
Inflation Protection Fund 152,272 – N/A
International Equity Fund 440 – 39,753
LargeCap Growth Fund I 1 – 200,977
LargeCap S&P 500 Index Fund 946 – N/A
LargeCap Value Fund III 15,757 – N/A
MidCap Fund 567 – 10
MidCap Value Fund I – – 66,143
Overseas Fund 44,709 N/A N/A
Principal Capital Appreciation Fund 7,887 – N/A
Principal LifeTime 2015 Fund 17,164 – N/A
Principal LifeTime 2020 Fund 76,425 – N/A
Principal LifeTime 2025 Fund 87,776 – N/A
Principal LifeTime 2030 Fund 206,792 – N/A
Principal LifeTime 2035 Fund 110,779 – N/A
Principal LifeTime 2040 Fund 163,366 – N/A
Principal LifeTime 2045 Fund 81,484 – N/A
Principal LifeTime 2050 Fund 117,489 – N/A
Principal LifeTime 2055 Fund 48,073 – N/A
Principal LifeTime 2060 Fund 46,358 – N/A
Principal LifeTime 2065 Fund 13,858 – N/A
Principal LifeTime 2070 Fund 5,329 – N/A
Principal LifeTime Hybrid 2030 Fund 121 N/A –
Principal LifeTime Hybrid 2040 Fund 66 N/A –
Principal LifeTime Hybrid 2050 Fund 7 N/A –
Principal LifeTime Strategic Income Fund 29,275 – N/A
Real Estate Securities Fund 231 358 15,537
SAM Balanced Portfolio 32,777 – N/A
SAM Conservative Balanced Portfolio 12,936 – N/A
SAM Conservative Growth Portfolio 17,126 – N/A
SAM Flexible Income Portfolio 9,061 – N/A
SAM Strategic Growth Portfolio 11,925 – N/A
Short-Term Income Fund 23,042 – N/A
SmallCap Fund 162 – 139
SmallCap Growth Fund I – – 61,426
SmallCap Value Fund II 228 – 46,004
Tax-Exempt Bond Fund 58 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $6,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial
Group during the year ended October 31, 2025 .
6. Capital Share Transactions
The conversion of R-1 shares into R-3 shares during the period ended October 31, 2025 resulted in the following capital shares transactions
(amounts in thousands):
The conversion of R-4 shares into R-5 shares during the period ended October 31, 2025 resulted in the following capital shares transactions
(amounts in thousands):
R-1 Shares
Redeemed
R-1 Dollars
Redeemed
R-3 Shares
Sold
R-3 Dollars
Sold
Core Fixed Income Fund 25 $219 26 $219
Core Plus Bond Fund 324 2,912 326 2,912
Diversified International Fund 135 1,885 135 1,885
Equity Income Fund 19 860 19 860
Global Emerging Markets Fund 47 1,222 47 1,222
Government & High Quality Bond Fund 53 467 53 467
Inflation Protection Fund 71 510 69 510
International Equity Fund 93 1,328 92 1,328
LargeCap Growth Fund I 712 11,058 620 11,058
LargeCap S&P 500 Index Fund 535 15,620 530 15,620
LargeCap Value Fund III 182 3,911 169 3,911
MidCap Fund 67 2,750 61 2,750
MidCap S&P 400 Index Fund 224 5,903 215 5,903
MidCap Value Fund I 117 2,148 113 2,148
Principal Capital Appreciation Fund 17 1,437 17 1,437
Principal LifeTime 2015 Fund 182 1,574 181 1,574
Principal LifeTime 2020 Fund 878 11,364 882 11,364
Principal LifeTime 2025 Fund 545 6,239 543 6,239
Principal LifeTime 2030 Fund 1,317 19,426 1,310 19,426
Principal LifeTime 2035 Fund 536 7,124 533 7,124
Principal LifeTime 2040 Fund 913 15,590 918 15,590
Principal LifeTime 2045 Fund 271 4,006 269 4,006
Principal LifeTime 2050 Fund 693 12,609 694 12,609
Principal LifeTime 2055 Fund 190 3,149 188 3,149
Principal LifeTime 2060 Fund 221 3,961 217 3,961
Principal LifeTime 2065 Fund 32 469 31 469
Principal LifeTime 2070 Fund 17 225 17 225
Principal LifeTime Strategic Income Fund 389 4,566 393 4,566
Real Estate Securities Fund 71 2,120 72 2,120
SAM Balanced Portfolio 123 2,081 123 2,081
SAM Conservative Balanced Portfolio 125 1,565 124 1,565
SAM Conservative Growth Portfolio 34 672 34 672
SAM Flexible Income Portfolio 98 1,188 97 1,188
SAM Strategic Growth Portfolio 23 544 23 544
Short-Term Income Fund 37 443 37 443
SmallCap Fund 54 1,353 49 1,353
SmallCap Growth Fund I 144 1,654 133 1,654
SmallCap S&P 600 Index Fund 207 6,063 196 6,063
SmallCap Value Fund II 59 682 53 682
R-4 Shares
Redeemed
R-4 Dollars
Redeemed
R-5 Shares
Sold
R-5 Dollars
Sold
Core Fixed Income Fund 518 $4,418 519 $4,418
Core Plus Bond Fund 362 3,320 371 3,320
Diversified International Fund 382 5,426 383 5,426
Equity Income Fund 660 29,842 659 29,842
Global Emerging Markets Fund 58 1,512 58 1,512
Global Real Estate Securities Fund 18 175 18 175
Government & High Quality Bond Fund 206 1,837 207 1,837
Inflation Protection Fund 174 1,322 172 1,322
International Equity Fund 21 296 21 296
LargeCap Growth Fund I 2,280 42,772 2,109 42,772
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

The conversion of R-4 shares into Institutional shares during the period ended October 31, 2025 resulted in the following capital shares transactions
(amounts in thousands):
7. Investment Transactions
For the year ended October 31, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
R-4 Shares
Redeemed
R-4 Dollars
Redeemed
R-5 Shares
Sold
R-5 Dollars
Sold
LargeCap S&P 500 Index Fund 4,400 130,274 4.340 130,274
LargeCap Value Fund III 52 1,133 52 1,133
MidCap Fund 1,288 61,523 1,292 61,523
MidCap S&P 400 Index Fund 1,227 33,871 1,212 33,871
MidCap Value Fund I 403 7,730 400 7,730
Principal Capital Appreciation Fund 160 13,861 159 13,861
Principal LifeTime 2015 Fund 974 8,571 973 8,571
Principal LifeTime 2020 Fund 1,634 21,134 1,629 21,134
Principal LifeTime 2025 Fund 2,714 31,706 2,702 31,706
Principal LifeTime 2030 Fund 3,238 50,662 3,393 50,662
Principal LifeTime 2035 Fund 2,714 36,712 2,702 36,712
Principal LifeTime 2040 Fund 2,913 49,724 2,885 49,724
Principal LifeTime 2045 Fund 1,708 25,833 1,704 25,833
Principal LifeTime 2050 Fund 2,183 40,071 2,174 40,071
Principal LifeTime 2055 Fund 881 14,995 876 14,995
Principal LifeTime 2060 Fund 521 9,578 519 9,578
Principal LifeTime 2065 Fund 177 2,670 177 2,670
Principal LifeTime 2070 Fund 19 248 19 248
Principal LifeTime Strategic Income Fund 641 7,473 636 7,473
Real Estate Securities Fund 395 11,479 394 11,479
SAM Balanced Portfolio 685 11,646 685 11,646
SAM Conservative Balanced Portfolio 809 10,196 809 10,196
SAM Conservative Growth Portfolio 254 5,159 256 5,159
SAM Flexible Income Portfolio 328 4,016 329 4,016
SAM Strategic Growth Portfolio 172 4,049 173 4,049
Short-Term Income Fund 287 3,437 287 3,437
SmallCap Fund 1,072 31,545 1,035 31,545
SmallCap Growth Fund I 703 9,860 647 9,860
SmallCap S&P 600 Index Fund 893 28,175 885 28,175
SmallCap Value Fund II 298 3,919 292 3,919
R-4 Shares
Redeemed
R-4 Dollars
Redeemed
Institutional
Shares Sold
Institutional
Dollars Sold
Overseas Fund 91 $982 91 $982
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 356,479 $ 322,141 $ — $ —
Core Fixed Income Fund 1,388,202 950,090 — —
Core Plus Bond Fund 538,412 623,151 — —
Diversified Income Fund 1,790,343 2,071,596 102,616 99,378
Diversified International Fund 1,072,309 6,970,548 — —
Equity Income Fund 1,441,990 2,704,635 — —
Finisterre Emerging Markets Total Return Bond Fund 841,735 737,176 — —
Global Emerging Markets Fund 3,175,468 952,886 — —
Global Real Estate Securities Fund 369,563 581,896 — —
Government & High Quality Bond Fund 1,122,677 1,261,547 — —
Government Money Market Fund — — — —
High Yield Fund 2,611,044 2,353,962 — —
Inflation Protection Fund 2,631,004 2,622,938 631,251 631,235
International Equity Fund 9,368,097 4,098,203 — —
LargeCap Growth Fund I 3,161,505 6,428,008 — —
LargeCap S&P 500 Index Fund 863,634 381,439 — —
LargeCap Value Fund III 2,093,638 3,155,275 — —
MidCap Fund 6,940,408 4,221,647 — —
MidCap S&P 400 Index Fund 196,122 344,826 — —
MidCap Value Fund I 1,941,467 2,565,228 — —
6. Capital Share Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

For the year ended October 31, 2025, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
During the year ended October 31, 2025, Diversified International Fund had in-kind redemptions totaling $5,495,515,000 to Principal Lifetime
Funds, Principal Lifetime Hybrid Funds, SAM Portfolios, and series of Principal Variable Contract Funds of $3,870,401,000, $921,386,000,
$518,469,000, and $185,259,000, respectively. The in-kind redemptions resulted in realized gains of $955,555,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations of Diversified International Fund.
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Money Market Fund $ — $ — $ — $ —
Overseas Fund 1,018,271 918,336 — —
Principal Capital Appreciation Fund 2,700,179 3,057,358 — —
Principal LifeTime 2015 Fund 59,136 99,233 — —
Principal LifeTime 2020 Fund 548,734 940,332 — —
Principal LifeTime 2025 Fund 437,647 679,616 — —
Principal LifeTime 2030 Fund 1,692,114 2,230,769 — —
Principal LifeTime 2035 Fund 738,799 809,873 — —
Principal LifeTime 2040 Fund 1,829,995 2,139,825 — —
Principal LifeTime 2045 Fund 766,022 783,801 — —
Principal LifeTime 2050 Fund 1,483,238 1,650,305 — —
Principal LifeTime 2055 Fund 554,502 557,979 — —
Principal LifeTime 2060 Fund 549,548 527,485 — —
Principal LifeTime 2065 Fund 158,522 119,646 — —
Principal LifeTime 2070 Fund 71,801 31,183 — —
Principal LifeTime Hybrid 2015 Fund 196,052 75,511 — —
Principal LifeTime Hybrid 2020 Fund 184,095 158,679 — —
Principal LifeTime Hybrid 2025 Fund 399,722 241,173 — —
Principal LifeTime Hybrid 2030 Fund 586,320 290,382 — —
Principal LifeTime Hybrid 2035 Fund 384,281 229,011 — —
Principal LifeTime Hybrid 2040 Fund 570,527 283,453 — —
Principal LifeTime Hybrid 2045 Fund 277,793 193,916 — —
Principal LifeTime Hybrid 2050 Fund 269,901 171,051 — —
Principal LifeTime Hybrid 2055 Fund 179,137 108,503 — —
Principal LifeTime Hybrid 2060 Fund 108,795 58,618 — —
Principal LifeTime Hybrid 2065 Fund 46,588 21,629 — —
Principal LifeTime Hybrid 2070 Fund 10,682 3,812 — —
Principal LifeTime Hybrid Income Fund 64,052 46,892 — —
Principal LifeTime Strategic Income Fund 181,361 274,588 — —
Real Estate Securities Fund 1,161,346 1,200,083 — —
SAM Balanced Portfolio 2,063,936 2,251,836 — —
SAM Conservative Balanced Portfolio 589,343 677,415 — —
SAM Conservative Growth Portfolio 1,359,385 1,463,680 — —
SAM Flexible Income Portfolio 540,265 756,058 — —
SAM Strategic Growth Portfolio 1,033,735 1,067,100 — —
Short-Term Income Fund 1,088,797 985,295 — —
SmallCap Fund 667,332 965,841 — —
SmallCap Growth Fund I 1,432,433 1,653,625 — —
SmallCap S&P 600 Index Fund 455,950 502,949 — —
SmallCap Value Fund II 968,442 1,048,877 — —
Tax-Exempt Bond Fund 272,995 330,192 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Core Fixed Income Fund $ 20,199 $ 788,605 $ — $ —
Core Plus Bond Fund 354,562 333,134 — —
Diversified Income Fund 399,557 389,776 2,675 2,675
Finisterre Emerging Markets Total Return Bond Fund 1,814 – — —
Government & High Quality Bond Fund 875,579 892,852 — —
High Yield Fund 160,016 65,438 — —
Inflation Protection Fund 1,065,908 1,066,226 — —
Short-Term Income Fund 374,418 358,795 — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2025 and October 31,
2024 were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^
2025 2024 2025 2024 2025 2024
California Municipal Fund $ 89 $ 6 $ 21,782 $ 18,875 $ — $ —
Core Fixed Income Fund 394,401 374,771 — — — —
Core Plus Bond Fund 23,850 22,482 — — — —
Diversified Income Fund 145,462 171,369 — — — —
Diversified International Fund 163,105 128,703 — — 190,710 —
Equity Income Fund 157,633 164,427 — — 758,081 61,368
Finisterre Emerging Markets Total Return Bond Fund 41,607 40,611 — — — —
Global Emerging Markets Fund 7,659 4,815 — — — —
Global Real Estate Securities Fund 43,459 52,899 — — — —
Government & High Quality Bond Fund 23,103 19,762 — — — —
Government Money Market Fund 167,970 163,774 — — — —
High Yield Fund 425,010 186,299 — — — —
Inflation Protection Fund 71,833 53,740 — — — —
International Equity Fund 8,314 9,044 — — 19,854 —
LargeCap Growth Fund I 58,881 10,798 — — 2,511,827 683,034
LargeCap S&P 500 Index Fund 120,843 92,261 — — 115,763 186,831
LargeCap Value Fund III 53,500 52,926 — — 237,511 40,764
MidCap Fund 32,052 13,269 — — 883,887 526,243
MidCap S&P 400 Index Fund 41,160 19,157 — — 118,057 32,019
MidCap Value Fund I 139,254 51,293 — — 284,284 121,858
Money Market Fund 43,760 50,745 — — — —
Overseas Fund 87,441 103,094 — — 86,391 43,397
Principal Capital Appreciation Fund 29,695 34,748 — — 211,541 —
Principal LifeTime 2015 Fund 7,320 7,497 — — 7,626 4,221
Principal LifeTime 2020 Fund 68,168 68,686 — — 89,899 53,507
Principal LifeTime 2025 Fund 42,810 41,243 — — 47,603 24,648
Principal LifeTime 2030 Fund 139,874 130,948 — — 168,864 90,321
Principal LifeTime 2035 Fund 46,023 39,245 — — 63,944 35,083
Principal LifeTime 2040 Fund 93,246 86,200 — — 220,963 101,469
Principal LifeTime 2045 Fund 30,929 26,235 — — 58,276 35,644
Principal LifeTime 2050 Fund 53,243 49,782 — — 150,425 79,406
Principal LifeTime 2055 Fund 19,095 15,719 — — 34,779 23,201
Principal LifeTime 2060 Fund 18,375 15,164 — — 30,024 21,884
Principal LifeTime 2065 Fund 4,132 2,595 — — 4,162 3,102
Principal LifeTime 2070 Fund 1,000 184 — — 297 —
Principal LifeTime Hybrid 2015 Fund 10,310 7,309 — — 862 1,010
Principal LifeTime Hybrid 2020 Fund 16,345 14,611 — — 1,076 2,277
Principal LifeTime Hybrid 2025 Fund 25,789 19,871 — — 3,532 4,784
Principal LifeTime Hybrid 2030 Fund 26,501 19,970 — — 4,304 5,183
Principal LifeTime Hybrid 2035 Fund 18,527 13,705 — — 4,840 4,737
Principal LifeTime Hybrid 2040 Fund 18,681 12,795 — — 6,868 5,481
Principal LifeTime Hybrid 2045 Fund 10,506 7,491 — — 5,152 3,940
Principal LifeTime Hybrid 2050 Fund 8,638 6,008 — — 5,039 3,647
Principal LifeTime Hybrid 2055 Fund 5,469 3,472 — — 3,056 1,945
Principal LifeTime Hybrid 2060 Fund 2,899 1,729 — — 1,565 886
Principal LifeTime Hybrid 2065 Fund 975 489 — — 455 223
Principal LifeTime Hybrid 2070 Fund 106 20 — — 21 —
Principal LifeTime Hybrid Income Fund 4,894 3,558 — — 52 467
Principal LifeTime Strategic Income Fund 24,016 20,088 — — 10,234 —
Real Estate Securities Fund 158,588 138,794 — — 102,754 16,548
SAM Balanced Portfolio 101,501 82,045 — — 209,281 —
SAM Conservative Balanced Portfolio 47,317 44,985 — — 20,442 —
SAM Conservative Growth Portfolio 46,058 39,200 — — 181,991 —
SAM Flexible Income Portfolio 67,149 72,438 — — — —
SAM Strategic Growth Portfolio 32,177 19,313 — — 126,121 6,642
Short-Term Income Fund 127,999 107,614 — — — —
SmallCap Fund 20,399 11,887 — — 23,243 24,022
SmallCap Growth Fund I 57,325 — — — 111,168 —

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2025, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^
2025 2024 2025 2024 2025 2024
SmallCap S&P 600 Index Fund $ 19,752 $ 17,408 $ — $ — $ 90,442 $ 35,168
SmallCap Value Fund II 52,736 38,437 — — 63,402 5,664
Tax-Exempt Bond Fund 396 55 19,880 19,766 — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 190 $ — $ (50,305) $ 4,249 $ — $ (45,866)
Core Fixed Income Fund 2,084 — — (286,386) (844,545) — (1,128,847)
Core Plus Bond Fund 258 — — (100,050) (2,258) 25 (102,025)
Diversified Income Fund 825 — — (1,116,596) (13,502) (8,206) (1,137,479)
Diversified International Fund 28,162 — — (26,414) 139,958 — 141,706
Equity Income Fund 27,728 — 600,104 — 4,535,098 — 5,162,930
Finisterre Emerging Markets Total Return Bond Fund 2,566 — — (86,686) 29,595 (836) (55, 361 )
Global Emerging Markets Fund 86,385 — 46,769 — 744,164 — 877,318
Global Real Estate Securities Fund 33,000 — — (74,346) 323,144 — 281,798
Government & High Quality Bond Fund 631 — — (220,194) (15,550) (2) (235,115)
High Yield Fund 2,510 — — (885,849) (100,284) (5,287) (988,910)
Inflation Protection Fund 85,775 — — (112,868) (57,771) (82) (84,946)
International Equity Fund 246,186 — — — 837,857 — 1,084,043
LargeCap Growth Fund I 142,019 — 841,565 — 3,649,677 — 4,633,261
LargeCap S&P 500 Index Fund 94,087 — 248,727 — 6,667,455 (74) 7,010,195
LargeCap Value Fund III 60,822 — 368,703 — 233,862 (1) 663,386
MidCap Fund — — 1,719,595 (4,038) 13,159,178 — 14,874,735
MidCap S&P 400 Index Fund 21,425 — 78,145 — 286,533 — 386,103
MidCap Value Fund I 20,876 — 130,381 — 145,833 — 297,090
Overseas Fund 64,989 — 89,930 — 144,332 — 299,251
Principal Capital Appreciation Fund 19,174 — 362,296 — 2,630,313 — 3,011,783
Principal LifeTime 2015 Fund 4,772 — 14,369 — 17,477 — 36,618
Principal LifeTime 2020 Fund 43,880 — 114,192 — 217,617 — 375,689
Principal LifeTime 2025 Fund 28,641 — 104,288 — 182,485 — 315,414
Principal LifeTime 2030 Fund 92,714 — 295,877 — 872,975 — 1,261,566
Principal LifeTime 2035 Fund 32,770 — 109,971 — 373,039 — 515,780
Principal LifeTime 2040 Fund 64,442 — 292,993 — 1,167,059 — 1,524,494
Principal LifeTime 2045 Fund 16,838 — 108,111 — 407,328 — 532,277
Principal LifeTime 2050 Fund 26,460 — 228,262 — 940,474 — 1,195,196
Principal LifeTime 2055 Fund 7,056 — 71,224 — 265,314 — 343,594
Principal LifeTime 2060 Fund 6,289 — 66,697 — 238,655 — 311,641
Principal LifeTime 2065 Fund 1,234 — 12,743 — 43,755 — 57,732
Principal LifeTime 2070 Fund 343 — 2,527 — 10,018 — 12,888
Principal LifeTime Hybrid 2015 Fund 3,616 — 5,366 — 37,563 — 46,545
Principal LifeTime Hybrid 2020 Fund 5,765 — 14,968 — 61,300 — 82,033
Principal LifeTime Hybrid 2025 Fund 7,467 — 18,423 — 129,406 — 155,296
Principal LifeTime Hybrid 2030 Fund 5,294 — 23,973 — 185,279 — 214,546
Principal LifeTime Hybrid 2035 Fund 2,886 — 18,179 — 155,169 — 176,234
Principal LifeTime Hybrid 2040 Fund 2,533 — 24,016 — 216,025 — 242,574
Principal LifeTime Hybrid 2045 Fund 2,004 — 15,811 — 138,668 — 156,483
Principal LifeTime Hybrid 2050 Fund 1,313 — 15,715 — 139,011 — 156,039
Principal LifeTime Hybrid 2055 Fund 487 — 9,558 — 84,245 — 94,290
Principal LifeTime Hybrid 2060 Fund 183 — 5,061 — 44,718 — 49,962
Principal LifeTime Hybrid 2065 Fund 68 — 1,496 — 14,729 — 16,293
Principal LifeTime Hybrid 2070 Fund 22 — 124 — 1,674 — 1,820
Principal LifeTime Hybrid Income Fund 1,803 — 1,827 — 11,262 — 14,892
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2025, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
^ In accordance with IRC Sections 381-384, a portion of the losses have been subject to an $18,556,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2025, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime Strategic Income Fund $ 16,188 $ — $ 13,931 $ — $ 29,327 $ — $ 59,446
Real Estate Securities Fund — — — (25,914) 1,132,778 — 1,106,864
SAM Balanced Portfolio 50,650 — 342,155 — 984,691 — 1,377,496
SAM Conservative Balanced Portfolio 13,070 — 84,850 — 256,458 — 354,378
SAM Conservative Growth Portfolio 32,455 — 343,867 — 899,186 — 1,275,508
SAM Flexible Income Portfolio 544 — 16,260 — 172,307 — 189,111
SAM Strategic Growth Portfolio 12,977 — 233,294 — 728,124 — 974,395
Short-Term Income Fund 1,016 — — (51,707) 3,686 — (47,005)
SmallCap Fund 3,900 — 110,410 — 337,321 — 451,631
SmallCap Growth Fund I 18,526 — 168,105 — 401,848 — 588,479
SmallCap S&P 600 Index Fund 34,598 — 84,329 — 161,410 — 280,337
SmallCap Value Fund II 32,494 — 56,724 — 26,585 — 115,803
Tax-Exempt Bond Fund — 180 — (71,398) (2,167) (704) (74,089)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 24,493 $ 25,812 $ 50,305
Core Fixed Income Fund 42,318 244,068 286,386
Core Plus Bond Fund 27,084 72,966 100,050
Diversified Income Fund 269,300 847,296 1,116,596
Diversified International Fund 26,414 — 26,414 *
Finisterre Emerging Markets Total Return Bond Fund 37,432 49,254 86,686
Global Real Estate Securities Fund 2,651 71,695 74,346
Government & High Quality Bond Fund 63,889 156,305 220,194
High Yield Fund 51,589 834,260 885,849^
Inflation Protection Fund 5,441 107,427 112,868
Real Estate Securities Fund 23,948 1,966 25,914
Short-Term Income Fund 14,605 37,102 51,707
Tax-Exempt Bond Fund 30,642 40,756 71,398
Short-Term
Utilized
Long-Term
Utilized
Core Fixed Income Fund $ 57 $ —
Diversified Income Fund 7,299 —
Diversified International Fund 171 473
Finisterre Emerging Markets Total Return Bond Fund 5,100 9,404
Global Emerging Markets Fund 5,969 4,973
Inflation Protection Fund 1,525 —
SAM Flexible Income Portfolio 5,850 31,819
Short-Term Income Fund 635 —
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to
December 31. As of October 31, 2025, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31, 2025, the Funds recorded reclassifications as follows (amounts in thousands):
Late Year
Ordinary Loss
MidCap Fund $ 4,038
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified International Fund $ (895,922) $ 895,922
Equity Income Fund (127,653) 127,653
Global Emerging Markets Fund (2,756) 2,756
Global Real Estate Securities Fund 9 (9)
High Yield Fund (547,301) 547,301
International Equity Fund (18,131) 18,131
LargeCap Growth Fund I (340,675) 340,675
LargeCap S&P 500 Index Fund (23,187) 23,187
LargeCap Value Fund III (113,883) 113,883
MidCap Fund (177,071) 177,071
MidCap S&P 400 Index Fund (15,603) 15,603
MidCap Value Fund I (36,783) 36,783
Overseas Fund (19,935) 19,935
Principal Capital Appreciation Fund (46,850) 46,850
Principal LifeTime 2015 Fund (3,150) 3,150
Principal LifeTime 2020 Fund (19,367) 19,367
Principal LifeTime 2025 Fund (17,985) 17,985
Principal LifeTime 2030 Fund (45,463) 45,463
Principal LifeTime 2035 Fund (15,470) 15,470
Principal LifeTime 2040 Fund (38,476) 38,476
Principal LifeTime 2045 Fund (13,658) 13,658
Principal LifeTime 2050 Fund (29,581) 29,581
Principal LifeTime 2055 Fund (10,252) 10,252
Principal LifeTime 2060 Fund (8,742) 8,742
Principal LifeTime 2065 Fund (2,037) 2,037
Principal LifeTime 2070 Fund (411) 411
Principal LifeTime Hybrid 2015 Fund (806) 806
Principal LifeTime Hybrid 2020 Fund (1,654) 1,654
Principal LifeTime Hybrid 2025 Fund (2,394) 2,394
Principal LifeTime Hybrid 2030 Fund (3,055) 3,055
Principal LifeTime Hybrid 2035 Fund (2,082) 2,082
Principal LifeTime Hybrid 2040 Fund (2,619) 2,619
Principal LifeTime Hybrid 2045 Fund (1,802) 1,802
Principal LifeTime Hybrid 2050 Fund (1,539) 1,539
Principal LifeTime Hybrid 2055 Fund (982) 982
Principal LifeTime Hybrid 2060 Fund (490) 490
Principal LifeTime Hybrid 2065 Fund (151) 151
Principal LifeTime Hybrid 2070 Fund (28) 28
Principal LifeTime Hybrid Income Fund (320) 320
Principal LifeTime Strategic Income Fund (3,941) 3,941
Real Estate Securities Fund 18,861 (18,861)
SAM Balanced Portfolio (28,075) 28,075
SAM Conservative Balanced Portfolio (7,098) 7,098
SAM Conservative Growth Portfolio (24,335) 24,335
SAM Flexible Income Portfolio (259) 259
SAM Strategic Growth Portfolio (18,197) 18,197
SmallCap Fund (16,876) 16,876
SmallCap Growth Fund I (15,443) 15,443
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

Federal Income Tax Basis. As of October 31, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SmallCap S&P 600 Index Fund $ (20,527) $ 20,527
SmallCap Value Fund II (9,855) 9,855
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 14,057 $ (9,808) $ 4,249 $ 659,475
Core Fixed Income Fund 86,513 (931,058) (844,545) 11,494,511
Core Plus Bond Fund 9,569 (11,827) (2,258) 553,943
Diversified Income Fund 89,109 (102,646) (13,537) 2,458,550
Diversified International Fund 190,929 (51,137) 139,792 1,050,059
Equity Income Fund 4,632,492 (97,394) 4,535,098 3,918,612
Finisterre Emerging Markets Total Return Bond Fund 57,798 (28,084) 29,714 772,261
Global Emerging Markets Fund 923,463 (168,970) 754,493 4,912,045
Global Real Estate Securities Fund 391,146 (67,947) 323,199 1,272,841
Government & High Quality Bond Fund 15,767 (31,316) (15,549) 702,303
Government Money Market Fund — — — 4,894,810
High Yield Fund 107,903 (208,393) (100,490) 6,781,075
Inflation Protection Fund 33,148 (90,921) (57,773) 2,552,551
International Equity Fund 1,007,145 (169,066) 838,079 5,663,979
LargeCap Growth Fund I 3,851,738 (202,061) 3,649,677 4,803,676
LargeCap S&P 500 Index Fund 6,882,006 (214,551) 6,667,455 4,145,717
LargeCap Value Fund III 405,532 (171,670) 233,862 2,635,654
MidCap Fund 13,982,854 (823,676) 13,159,178 18,535,402
MidCap S&P 400 Index Fund 378,081 (91,548) 286,533 924,376
MidCap Value Fund I 284,040 (138,207) 145,833 2,124,572
Money Market Fund — — — 1,082,110
Overseas Fund 226,580 (82,430) 144,150 1,536,314
Principal Capital Appreciation Fund 2,711,068 (80,755) 2,630,313 2,574,298
Principal LifeTime 2015 Fund 30,749 (13,272) 17,477 186,586
Principal LifeTime 2020 Fund 344,345 (126,728) 217,617 1,799,581
Principal LifeTime 2025 Fund 260,582 (78,097) 182,485 1,198,735
Principal LifeTime 2030 Fund 1,109,233 (236,258) 872,975 4,340,002
Principal LifeTime 2035 Fund 428,742 (55,703) 373,039 1,659,072
Principal LifeTime 2040 Fund 1,250,962 (83,903) 1,167,059 3,591,139
Principal LifeTime 2045 Fund 425,306 (17,978) 407,328 1,384,126
Principal LifeTime 2050 Fund 962,199 (21,725) 940,474 2,480,491
Principal LifeTime 2055 Fund 273,797 (8,483) 265,314 950,539
Principal LifeTime 2060 Fund 246,668 (8,013) 238,655 956,035
Principal LifeTime 2065 Fund 46,049 (2,294) 43,755 240,005
Principal LifeTime 2070 Fund 10,596 (578) 10,018 82,255
Principal LifeTime Hybrid 2015 Fund 49,567 (12,004) 37,563 434,684
Principal LifeTime Hybrid 2020 Fund 94,994 (33,694) 61,300 544,916
Principal LifeTime Hybrid 2025 Fund 165,593 (36,187) 129,406 999,483
Principal LifeTime Hybrid 2030 Fund 220,911 (35,632) 185,279 1,206,067
Principal LifeTime Hybrid 2035 Fund 175,203 (20,034) 155,169 802,719
Principal LifeTime Hybrid 2040 Fund 229,747 (13,722) 216,025 975,431
Principal LifeTime Hybrid 2045 Fund 144,470 (5,802) 138,668 503,301
Principal LifeTime Hybrid 2050 Fund 142,241 (3,230) 139,011 468,283
Principal LifeTime Hybrid 2055 Fund 86,109 (1,864) 84,245 305,528
Principal LifeTime Hybrid 2060 Fund 45,647 (929) 44,718 175,951
Principal LifeTime Hybrid 2065 Fund 15,034 (305) 14,729 67,133
Principal LifeTime Hybrid 2070 Fund 1,705 (31) 1,674 10,651
Principal LifeTime Hybrid Income Fund 19,038 (7,776) 11,262 176,650
Principal LifeTime Strategic Income Fund 80,227 (50,900) 29,327 695,530
Real Estate Securities Fund 1,503,393 (370,615) 1,132,778 5,054,291
SAM Balanced Portfolio 1,062,816 (78,125) 984,691 3,811,488
SAM Conservative Balanced Portfolio 302,235 (45,777) 256,458 1,626,598
SAM Conservative Growth Portfolio 932,985 (33,799) 899,186 2,481,221
SAM Flexible Income Portfolio 238,599 (66,292) 172,307 2,060,501
SAM Strategic Growth Portfolio 747,909 (19,785) 728,124 1,729,515
Short-Term Income Fund 34,400 (30,714) 3,686 3,538,871
SmallCap Fund 509,599 (172,278) 337,321 1,940,854
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2025

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SmallCap Growth Fund I $ 585,037 $ (183,189) $ 401,848 $ 1,841,777
SmallCap S&P 600 Index Fund 333,872 (172,462) 161,410 1,061,581
SmallCap Value Fund II 130,665 (104,078) 26,587 1,085,830
Tax-Exempt Bond Fund 12,688 (14,855) (2,167) 524,316
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0.01% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 40
$ 52
TOTAL INVESTMENT COMPANIES $ 52
MUNICIPAL BONDS - 102.92%
Principal
Amount (000's) Value (000's)
California - 97.85%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,003
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 1,017
5.00%, 10/01/2035 5,270 5,360
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2043
(a)
1,000 1,079
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,797
Bay Area Toll Authority
3.05%, 04/01/2059
(c)
500 500
5.00%, 04/01/2042 1,000 1,087
5.00%, 04/01/2043 1,000 1,079
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,854
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,568
California Community Choice Financing Authority
4.00%, 02/01/2052
(c)
2,275 2,324
4.00%, 10/01/2052
(c)
1,115 1,132
4.00%, 05/01/2053
(c)
3,150 3,221
5.00%, 02/01/2054
(c)
5,000 5,398
5.00%, 02/01/2055
(c)
5,000 5,420
5.00%, 02/01/2055
(c)
5,000 5,466
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,630 1,403
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,001
5.00%, 06/01/2043 4,645 5,498
5.00%, 05/01/2045 9,550 11,113
5.00%, 10/01/2045 1,000 1,001
5.00%, 05/01/2049 2,000 2,292
5.00%, 04/01/2051 10,015 11,452
5.00%, 03/01/2055
(c)
1,800 2,168
5.25%, 04/01/2040 2,825 3,522
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,751
5.00%, 12/01/2035 1,500 1,698
5.00%, 06/01/2041
(c)
10,000 10,903
5.00%, 11/01/2047 3,375 3,828
5.00%, 11/15/2048 2,785 2,817
5.00%, 12/01/2054 2,000 2,081
5.25%, 12/01/2044 4,905 5,155
California Housing Finance Agency
3.50%, 11/20/2035 9,193 9,139
4.25%, 01/15/2035 8,096 8,390
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
11,965 12,107
California Housing Finance Agency (credit support
from Section 542(c) Housing Finance Agency Risk
Sharing Program )
4.75%, 08/01/2045
(a)
4,050 4,189
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Infrastructure & Economic Development
Bank
5.00%, 08/01/2038 $ 1,175 $ 1,254
5.00%, 08/01/2039 1,130 1,201
9.50%, 01/01/2065
(c),(d)
12,000 9,600
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,856
3.54%, 02/20/2041
(c)
4,266 3,978
4.00%, 07/15/2029 8,310 8,399
4.00%, 10/01/2039 2,150 2,142
4.38%, 09/01/2053
(c)
1,700 1,777
5.00%, 05/15/2033 1,000 1,048
5.00%, 05/15/2034 1,000 1,045
5.00%, 12/31/2034 7,550 7,714
5.00%, 11/01/2035
(d)
1,750 1,857
5.00%, 12/31/2036 8,000 8,152
5.00%, 05/15/2038 2,000 2,062
5.00%, 04/01/2054 3,480 3,504
5.25%, 11/01/2036 2,100 2,115
5.38%, 11/01/2045
(d)
3,245 3,314
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 618
5.00%, 05/15/2044
(a)
5,000 5,136
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,636
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(a)
6,365 6,448
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,380
4.25%, 12/01/2027
(c)
1,200 1,208
5.00%, 07/01/2029
(d)
1,000 1,032
5.00%, 07/01/2029
(d)
1,000 1,049
5.00%, 07/01/2030
(d)
2,000 2,004
5.00%, 07/01/2030
(d)
565 600
5.00%, 07/01/2031
(d)
1,000 1,073
5.00%, 07/01/2037
(d)
12,500 12,511
5.00%, 07/01/2039
(d)
8,500 8,736
5.00%, 11/21/2045
(d)
2,500 2,532
California Public Finance Authority
4.00%, 08/01/2047 1,325 1,264
6.50%, 06/01/2054
(d)
17,120 16,647
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,927
5.00%, 08/01/2038
(d)
1,000 1,021
California State University
5.00%, 11/01/2037 2,000 2,051
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
550 532
4.00%, 09/02/2029 815 828
5.00%, 11/01/2032
(d)
1,135 1,157
5.00%, 06/01/2034
(d)
375 386
5.00%, 09/02/2034 1,000 1,049
5.00%, 12/01/2036
(d)
7,000 7,040
5.00%, 09/02/2038 3,000 3,096
5.00%, 06/01/2039
(d)
475 480
5.00%, 09/02/2039 900 941
5.00%, 09/02/2039 945 980
5.00%, 05/15/2040 3,500 3,517
5.00%, 09/02/2040 1,000 1,037
5.00%, 12/01/2041
(d)
4,040 4,050
5.00%, 09/02/2044 1,425 1,441
5.00%, 09/02/2048 940 951

Schedule of Investments
California Municipal Fund
October 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.00%, 06/01/2051
(d)
$ 1,950 $ 1,841
5.25%, 12/01/2034 3,500 3,502
5.25%, 12/01/2038
(d)
1,000 1,021
5.25%, 12/01/2043
(d)
3,825 3,854
5.25%, 12/01/2044 1,370 1,490
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,072
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,055
6.00%, 05/01/2043 1,550 1,582
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,777
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,279
City of Irvine CA
4.00%, 09/02/2038 1,000 1,011
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(a)
3,600 3,707
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 548
5.00%, 05/15/2026 415 418
5.00%, 05/15/2028
(e)
2,760 2,903
5.00%, 05/15/2029 1,875 2,011
5.00%, 05/15/2035 835 960
5.00%, 05/15/2036 5,000 5,267
5.00%, 05/15/2037
(e)
4,225 4,580
5.00%, 05/15/2042
(e)
3,500 3,538
5.00%, 05/15/2044
(e)
3,100 3,131
5.00%, 05/15/2044
(e)
4,090 4,173
5.50%, 05/15/2040
(e)
5,000 5,472
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty )
0.00%, 08/01/2039
(a),(b)
4,000 2,374
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,002
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2037 2,000 2,067
5.25%, 07/01/2054 10,000 10,716
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 531
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,616
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,015
5.00%, 06/01/2028 5,000 5,208
5.00%, 06/01/2051 10,630 10,550
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,008
JPMorgan Chase Putters/Drivers Trust
3.70%, 11/09/2031
(c),(d)
400 400
La Verne Public Financing Authority
7.25%, 09/01/2026 105 105
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,986
5.50%, 11/15/2032 1,010 1,168
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 $ 1,695 $ 1,890
5.00%, 07/01/2038 960 1,103
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,003
5.50%, 12/01/2054 10,000 11,091
Los Angeles Department of Water & Power
5.00%, 07/01/2029 520 562
5.00%, 07/01/2042 2,180 2,348
5.00%, 07/01/2043
(e)
5,000 5,268
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,986
5.25%, 07/01/2042 3,450 3,590
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,789
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,431
5.00%, 04/01/2054 1,000 1,066
M-S-R Energy Authority
6.13%, 11/01/2029 1,500 1,581
6.13%, 11/01/2029 1,790 1,887
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
895 897
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,013
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,000
Port of Los Angeles
5.00%, 08/01/2033 500 570
5.00%, 08/01/2034 3,465 3,971
5.00%, 08/01/2036 500 565
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,846
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,050
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty )
5.00%, 11/01/2035
(a)
1,180 1,268
5.00%, 11/01/2037
(a)
3,660 3,898
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,507
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,906
4.00%, 06/01/2046 3,460 3,162
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,028
Sacramento City Unified School District/CA (credit
support from Assured Guaranty )
5.00%, 08/01/2054
(a),(f)
5,000 5,256
Sacramento Municipal Utility District
5.00%, 11/15/2054 1,000 1,062
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,550
5.00%, 07/01/2037 2,300 2,374
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,991
5.00%, 07/01/2039 2,000 2,128
5.00%, 07/01/2042 1,345 1,355
5.25%, 07/01/2042 2,745 3,005

Schedule of Investments
California Municipal Fund
October 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(a)
$ 3,270 $ 3,313
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,086
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2035 1,000 1,057
5.00%, 05/01/2036 3,000 3,159
5.25%, 05/01/2049 3,500 3,666
5.50%, 05/01/2043 4,000 4,310
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056
(c)
7,020 8,116
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty )
5.00%, 08/01/2030
(a)
1,000 1,001
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 645
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,362
4.00%, 08/01/2042 2,000 2,046
5.00%, 08/01/2054 5,000 5,266
Southern California Public Power Authority
5.00%, 11/01/2029 4,725 4,988
5.00%, 07/01/2049 1,000 1,047
5.00%, 07/01/2053 1,000 1,041
State of California
5.00%, 09/01/2028 5 5
5.00%, 03/01/2035 5,000 5,976
5.00%, 03/01/2038 2,000 2,327
5.00%, 09/01/2043 6,000 6,542
5.00%, 08/01/2045 9,500 10,395
State of California (credit support from Assured
Guaranty )
5.25%, 08/01/2032
(a)
5,000 5,792
Tender Option Bond Trust Receipts/Certificates
3.55%, 12/01/2032
(c),(d)
1,900 1,900
3.65%, 08/01/2030
(c),(d)
500 500
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,579
Travis Unified School District (credit support from
Assured Guaranty )
5.00%, 09/01/2029
(a)
1,000 1,002
University of California
3.25%, 05/15/2048
(c)
6,900 6,900
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty )
5.00%, 03/01/2039
(a)
1,500 1,509
$ 630,960
Guam - 1.65%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,002
5.50%, 07/01/2044 1,545 1,653
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,006
$ 10,661
Puerto Rico - 3.42%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
526 380
0.00%, 11/01/2043
(b),(c)
1,685 1,077
4.00%, 07/01/2037 316 302
4.00%, 07/01/2041 429 394
4.00%, 07/01/2046 446 394
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 $ 3,420 $ 3,897
6.50%, 01/01/2042 3,250 3,683
6.75%, 01/01/2045 5,550 6,291
6.75%, 01/01/2045 3,250 3,671
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,020 1,962
$ 22,051
TOTAL MUNICIPAL BONDS $ 663,672
Total Investments $ 663,724
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.63)%
Notes with interest rates of 3.23% - 3.75% at
October 31, 2025 and contractual maturities of
collateral of 2027-2030.
(g)
$ (23,385) (23,385)
Total Net Investments $ 640,339
Other Assets and Liabilities -  0.70% 4,509
TOTAL NET ASSETS - 100.00% $ 644,848
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $95,066 or 14.74% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2025.

Schedule of Investments
Core Fixed Income Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .91 % Shares Held Value (000's)
Money Market Funds - 0 .91%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
233,118 $ 233
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
97,792,494 97,792
$ 98,025
TOTAL INVESTMENT COMPANIES $ 98,025
COMMON STOCKS - 0 .06 % Shares Held Value (000's)
Transportation - 0 .06%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 6,105
TOTAL COMMON STOCKS $ 6,105
BONDS - 58 .30%
Principal
Amount (000's) Value (000's)
Airlines - 1 .10%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 18,242 $ 18,293
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
27,523 27,443
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 24,660
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 6,812 6,264
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 40,552 41,487
$ 118,147
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,604
Automobile Asset Backed Securities - 0 .71%
BMW Vehicle Owner Trust 2024-A
4.52%, 02/25/2027 4,052 4,053
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.34%
Ford Credit Auto Owner Trust 2024-A
4.59%, 01/15/2027 2,262 2,262
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
5.48%, 05/15/2028
(g)
20,000 20,098
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Nissan Master Owner Trust Receivables
4.90%, 02/15/2028
(g)
38,000 38,023
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
Tesla Electric Vehicle Trust 2023-1
4.70%, 12/21/2026
(g)
1,244 1,244
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 11,051 11,070
$ 76,750
Automobile Manufacturers - 0 .57%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,893
4.40%, 10/05/2026 30,000 30,090
4.75%, 01/12/2026 9,000 9,007
4.90%, 07/09/2027 15,000 15,190
$ 61,180
Banks - 8 .73%
Bank of America Corp
3.19%, 07/23/2030
(h)
8,000 7,716
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.97%, 02/07/2030
(h)
8,000 7,945
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
4.98%, 01/24/2029
(h)
$ 29,000 $ 29,517
Secured Overnight Financing Rate + 0.83%
5.08%, 01/20/2027
(h)
20,000 20,029
Secured Overnight Financing Rate + 1.29%
5.74%, 02/12/2036
(h)
28,000 29,142
Secured Overnight Financing Rate + 1.70%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031
(i)
10,000 8,813
2.80%, 05/04/2026 8,000 7,947
3.00%, 10/30/2028 9,000 8,735
4.94%, 02/11/2031
(h)
29,000 29,787
Secured Overnight Financing Rate + 0.89%
5.32%, 06/06/2036
(h)
10,000 10,355
Secured Overnight Financing Rate + 1.35%
Bank of New York Mellon/The
4.73%, 04/20/2029
(h)
13,000 13,211
Secured Overnight Financing Rate + 1.14%
Citibank NA
4.88%, 11/19/2027
(h)
24,000 24,167
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 48,363
Secured Overnight Financing Rate + 1.42%
4.45%, 09/29/2027 8,000 8,025
5.17%, 09/11/2036
(h)
11,000 11,137
Secured Overnight Financing Rate + 1.49%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,934
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 13,264
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,896
3.81%, 04/23/2029
(h)
13,000 12,875
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.37%, 10/21/2031
(h)
29,750 29,622
Secured Overnight Financing Rate + 1.06%
5.54%, 01/28/2036
(h)
23,000 23,936
Secured Overnight Financing Rate + 1.38%
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,987
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,511
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 44,433
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
4.81%, 10/22/2036
(h)
16,250 16,198
Secured Overnight Financing Rate + 1.19%
4.92%, 01/24/2029
(h)
28,000 28,497
Secured Overnight Financing Rate + 0.80%
Morgan Stanley
1.79%, 02/13/2032
(h)
10,000 8,746
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,469
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 35,571
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,976
5.12%, 02/01/2029
(h)
18,000 18,372
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,065
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
25,000 25,060
Secured Overnight Financing Rate + 0.68%

Schedule of Investments
Core Fixed Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Bank NA
2.70%, 10/22/2029 $ 53,000 $ 49,854
3.10%, 10/25/2027 4,750 4,673
4.78%, 01/15/2027
(h)
25,000 25,023
Secured Overnight Financing Rate + 0.50%
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 13,413
Secured Overnight Financing Rate + 0.98%
4.90%, 05/13/2031
(h)
19,000 19,386
Secured Overnight Financing Rate + 1.33%
Truist Bank
3.30%, 05/15/2026 5,000 4,976
4.63%, 09/17/2029
(h)
52,000 52,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,445
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 25,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,751
3.15%, 04/27/2027 3,800 3,755
3.90%, 04/26/2028 5,000 4,993
4.84%, 02/01/2034
(h)
25,000 25,119
Secured Overnight Financing Rate + 1.60%
5.08%, 05/15/2031
(h)
12,000 12,337
Secured Overnight Financing Rate + 1.30%
5.42%, 02/12/2036
(h)
18,000 18,675
Secured Overnight Financing Rate + 1.41%
Wells Fargo & Co
2.88%, 10/30/2030
(h)
32,000 30,341
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.08%, 09/15/2029
(h)
24,000 23,934
Secured Overnight Financing Rate + 0.88%
4.90%, 01/24/2028
(h)
23,500 23,695
Secured Overnight Financing Rate + 0.78%
$ 936,888
Beverages - 0 .80%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 33,664
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,734
5.00%, 06/15/2034 30,000 31,010
$ 86,408
Biotechnology - 2 .26%
Amgen Inc
1.65%, 08/15/2028 20,000 18,745
2.20%, 02/21/2027 11,500 11,227
2.45%, 02/21/2030 40,000 37,132
5.25%, 03/02/2033 19,000 19,674
Biogen Inc
2.25%, 05/01/2030 65,000 59,463
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,083
2.60%, 10/01/2040 19,000 14,040
3.65%, 03/01/2026 21,000 20,972
4.80%, 11/15/2029 20,000 20,527
5.25%, 10/15/2033 22,000 23,117
$ 242,980
Chemicals - 0 .75%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 22,576
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Corp
2.88%, 08/15/2041 $ 15,000 $ 10,393
3.38%, 06/15/2030
(i)
4,500 4,293
3.60%, 08/15/2026 43,000 42,748
$ 80,010
Commercial Services - 0 .82%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 39,001
5.00%, 02/15/2029
(g)
9,500 9,735
7.00%, 10/15/2037
(g)
13,000 15,121
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,633
$ 88,490
Computers - 1 .05%
Apple Inc
2.05%, 09/11/2026 30,000 29,538
2.38%, 02/08/2041 20,000 14,374
3.20%, 05/11/2027 13,000 12,898
3.25%, 02/23/2026 13,000 12,968
4.15%, 05/10/2030 24,500 24,749
4.75%, 05/12/2035 18,000 18,397
$ 112,924
Diversified Financial Services - 1 .46%
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(g)
22,000 22,625
6.25%, 01/15/2030
(g)
27,000 28,279
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(g)
30,000 30,702
6.20%, 06/18/2035
(g)
10,000 10,492
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 26,358
2.75%, 10/15/2032 8,000 6,914
4.15%, 01/23/2030 19,000 18,612
4.85%, 01/15/2027 1,750 1,755
6.25%, 01/15/2036 10,325 10,867
$ 156,604
Electric - 10 .06%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 16,651
5.40%, 03/15/2053 23,000 22,849
AES Corp/The
5.80%, 03/15/2032 38,000 38,862
Alabama Power Co
1.45%, 09/15/2030 25,000 22,013
3.13%, 07/15/2051 19,000 12,963
3.45%, 10/01/2049 42,000 30,792
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,448
5.95%, 03/30/2029
(g)
10,000 10,466
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,450
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 14,654
Black Hills Corp
2.50%, 06/15/2030 15,000 13,816
3.05%, 10/15/2029 39,500 37,584
3.15%, 01/15/2027 7,500 7,409
4.35%, 05/01/2033 8,000 7,736
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,562
Entergy Corp
2.40%, 06/15/2031 24,000 21,497
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,907
3.25%, 04/01/2028 12,000 11,816
4.20%, 09/01/2048 31,000 25,550
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 14,001

Schedule of Investments
Core Fixed Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
$ 25,000 $ 24,128
Florida Power & Light Co
2.88%, 12/04/2051 20,000 13,030
3.15%, 10/01/2049 25,000 17,479
5.05%, 04/01/2028 14,500 14,864
5.15%, 06/15/2029 20,000 20,780
Indianapolis Power & Light Co
5.05%, 08/15/2035
(g)
39,000 39,324
5.70%, 04/01/2054
(g)
15,500 15,675
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,686
3.50%, 09/30/2049 66,000 48,264
5.60%, 06/29/2035 16,000 16,687
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,835
5.85%, 02/15/2034
(g)
10,500 11,161
Nevada Power Co
2.40%, 05/01/2030 20,500 19,048
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 48,373
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,380
5.10%, 05/15/2053 28,500 27,301
Oncor Electric Delivery Co LLC
2.70%, 11/15/2051 15,000 9,250
3.10%, 09/15/2049 33,500 22,775
4.10%, 11/15/2048 5,000 4,089
5.65%, 11/15/2033 24,000 25,522
5.75%, 03/15/2029 21,000 22,010
PacifiCorp
5.25%, 06/15/2035 5,750 5,835
5.35%, 12/01/2053 34,000 31,334
6.25%, 10/15/2037 2,500 2,691
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,492
4.85%, 02/15/2034 19,000 19,315
5.25%, 05/15/2053 52,000 50,898
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 10,085
3.20%, 03/01/2050 15,000 10,385
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,500 4,308
5.38%, 06/30/2035
(g)
16,382 16,892
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,777
2.75%, 10/01/2026 10,000 9,882
3.85%, 02/01/2048 12,500 9,455
Tucson Electric Power Co
3.25%, 05/01/2051 18,000 12,092
4.85%, 12/01/2048 7,000 6,260
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,643
Xcel Energy Inc
2.60%, 12/01/2029 32,000 29,933
3.50%, 12/01/2049 24,000 17,353
$ 1,079,317
Electronics - 0 .43%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 45,704
Entertainment - 0 .15%
Warnermedia Holdings Inc
5.05%, 03/15/2042 20,000 16,055
Environmental Control - 1 .19%
Republic Services Inc
1.75%, 02/15/2032 29,500 25,332
2.30%, 03/01/2030 16,500 15,282
4.88%, 04/01/2029 23,500 24,076
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Republic Services Inc (continued)
5.15%, 03/15/2035 $ 9,000 $ 9,311
Waste Connections Inc
5.25%, 09/01/2035 52,000 53,681
$ 127,682
Food - 0 .82%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 20,426
Mars Inc
4.45%, 03/01/2027
(g)
28,000 28,181
5.00%, 03/01/2032
(g)
38,000 39,049
$ 87,656
Gas - 0 .99%
NiSource Inc
2.95%, 09/01/2029 29,000 27,709
3.60%, 05/01/2030 14,000 13,584
5.35%, 04/01/2034 39,000 40,107
5.35%, 07/15/2035 24,000 24,484
$ 105,884
Healthcare - Services - 1 .71%
HCA Inc
4.13%, 06/15/2029 14,000 13,901
4.60%, 11/15/2032 39,500 39,255
5.60%, 04/01/2034 37,000 38,515
5.63%, 09/01/2028 2,000 2,063
7.50%, 11/06/2033 1,950 2,257
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,181
2.88%, 08/15/2029
(i)
15,000 14,358
3.50%, 08/15/2039 14,000 11,705
4.70%, 04/15/2029 28,500 29,036
4.75%, 07/15/2026 24,000 24,127
$ 183,398
Insurance - 2 .56%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 32,315
1.85%, 03/12/2030 8,000 7,321
2.50%, 01/15/2051 12,500 7,688
2.85%, 10/15/2050 30,500 20,141
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 30,407
4.50%, 08/15/2028 39,500 39,669
First American Financial Corp
2.40%, 08/15/2031 22,000 19,152
4.00%, 05/15/2030 28,000 27,089
5.45%, 09/30/2034 30,000 30,203
Prudential Financial Inc
2.10%, 03/10/2030 23,000 21,248
3.88%, 03/27/2028 4,550 4,548
5.20%, 03/14/2035 34,000 34,922
$ 274,703
Internet - 0 .86%
Amazon.com Inc
2.88%, 05/12/2041 20,000 15,304
3.95%, 04/13/2052 10,000 7,991
4.05%, 08/22/2047 38,000 32,069
Beignet Investor LLC
6.58%, 05/30/2049
(g)
35,000 37,335
$ 92,699
Lodging - 1 .00%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 40,321
3.70%, 01/15/2031 11,000 10,316
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 31,277

Schedule of Investments
Core Fixed Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Travel + Leisure Co
4.50%, 12/01/2029
(g),(i)
$ 26,500 $ 25,799
$ 107,713
Media - 1 .62%
Comcast Corp
2.65%, 02/01/2030 33,000 30,894
3.30%, 02/01/2027 10,000 9,913
4.25%, 10/15/2030 4,500 4,496
4.65%, 02/15/2033 30,000 30,021
6.45%, 03/15/2037 1,800 1,985
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,330
4.13%, 05/15/2029 22,000 21,282
5.30%, 05/15/2049
(i)
13,000 9,096
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,585
6.75%, 06/15/2039 6,000 6,163
7.30%, 07/01/2038 7,750 8,321
Walt Disney Co/The
2.00%, 09/01/2029 28,000 26,042
6.40%, 12/15/2035 8,900 10,120
$ 174,248
Oil & Gas - 1 .29%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,950
3.41%, 02/11/2026 13,000 12,968
3.94%, 09/21/2028 13,000 12,977
4.70%, 04/10/2029 39,000 39,694
4.87%, 11/25/2029 24,000 24,604
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(g)
14,500 14,805
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,572
Phillips 66
1.30%, 02/15/2026 11,500 11,406
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,461
$ 138,437
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 32,978
Other Asset Backed Securities - 0 .67%
PFS Financing Corp
5.08%, 01/15/2028
(g)
28,000 28,024
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Master Trust
5.08%, 06/20/2029 43,500 43,621
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 71,645
Packaging & Containers - 0 .07%
Sealed Air Corp
6.88%, 07/15/2033
(g)
6,900 7,513
Pharmaceuticals - 2 .15%
AbbVie Inc
4.65%, 03/15/2028 19,000 19,285
5.05%, 03/15/2034 60,000 61,724
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,861
1.45%, 11/13/2030 10,000 8,798
3.20%, 06/15/2026 13,124 13,072
3.40%, 07/26/2029 8,346 8,153
3.90%, 02/20/2028 10,500 10,496
5.90%, 11/15/2033 20,000 21,759
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
1.30%, 08/21/2027 $ 14,000 $ 13,302
3.00%, 08/15/2026 17,000 16,834
4.30%, 03/25/2028 5,046 5,053
5.05%, 03/25/2048 23,000 20,565
5.45%, 09/15/2035 19,000 19,401
$ 230,303
Pipelines - 1 .75%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,409
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,753
Enterprise Products Operating LLC
4.30%, 06/20/2028 22,000 22,158
4.60%, 01/15/2031 46,000 46,568
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 13,662
4.88%, 08/15/2027
(g)
43,000 43,100
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,526
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,507
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,374
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,399
7.25%, 08/15/2038 10,000 11,568
$ 188,024
REITs - 8 .47%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,624
2.00%, 05/18/2032 14,000 11,798
2.75%, 12/15/2029 14,500 13,587
3.38%, 08/15/2031 30,000 28,004
4.30%, 01/15/2026 9,900 9,889
4.75%, 04/15/2035 14,500 14,046
4.90%, 12/15/2030 4,250 4,312
American Tower Corp
1.88%, 10/15/2030 20,000 17,723
2.10%, 06/15/2030 3,000 2,711
2.75%, 01/15/2027 53,000 52,112
2.95%, 01/15/2051 10,000 6,454
3.38%, 10/15/2026 5,000 4,967
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,248
Crown Castle Inc
2.25%, 01/15/2031 18,000 16,038
2.90%, 04/01/2041 30,000 21,986
3.10%, 11/15/2029 8,000 7,609
4.00%, 11/15/2049 17,000 13,059
4.30%, 02/15/2029 13,000 12,945
5.00%, 01/11/2028 18,000 18,245
CubeSmart LP
2.00%, 02/15/2031 26,000 22,862
3.00%, 02/15/2030 18,000 17,040
4.00%, 11/15/2025 5,000 4,998
4.38%, 02/15/2029 2,000 2,003
DOC DR LLC
2.63%, 11/01/2031 32,000 28,538
4.30%, 03/15/2027 22,400 22,378
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 8,155
3.63%, 01/15/2028 3,500 3,443
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,453
3.00%, 01/15/2030 50,000 47,297
5.25%, 12/15/2032 14,000 14,397

Schedule of Investments
Core Fixed Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc
3.38%, 02/01/2031 $ 46,000 $ 42,663
3.63%, 10/01/2029 32,000 30,752
4.75%, 01/15/2028 7,000 7,043
Prologis LP
2.88%, 11/15/2029 12,500 11,901
3.25%, 06/30/2026 5,000 4,997
3.38%, 12/15/2027 25,000 24,700
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 44,700
2.33%, 07/15/2052
(g)
10,000 9,521
2.59%, 10/15/2056
(g)
20,500 18,113
Store Capital LLC
2.75%, 11/18/2030 18,500 16,833
4.63%, 03/15/2029 33,500 33,294
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,579
3.85%, 04/01/2027 21,000 20,901
5.63%, 07/01/2034 38,500 40,227
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,806
2.75%, 01/15/2031 7,000 6,496
3.10%, 01/15/2030 25,000 23,937
4.13%, 03/15/2029 6,000 5,997
4.25%, 04/15/2028 4,000 4,024
4.50%, 07/01/2030 24,500 24,766
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,888
WP Carey Inc
2.40%, 02/01/2031 21,000 18,848
3.85%, 07/15/2029 30,000 29,475
$ 909,382
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 17,086
2.85%, 04/01/2030 14,000 13,387
3.50%, 04/01/2040 13,000 11,161
$ 41,634
Software - 0 .44%
Oracle Corp
4.80%, 09/26/2032 14,000 13,856
5.50%, 08/03/2035 33,500 33,882
$ 47,738
Telecommunications - 1 .72%
Corning Inc
4.75%, 03/15/2042 4,650 4,343
5.45%, 11/15/2079 43,500 40,586
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,858
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(g)
17,250 17,348
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,553
2.55%, 02/15/2031 20,000 18,190
3.00%, 02/15/2041 39,000 29,194
4.63%, 01/15/2033 21,500 21,334
5.30%, 05/15/2035
(i)
27,500 28,128
$ 184,534
Transportation - 0 .60%
Ryder System Inc
2.90%, 12/01/2026 51,000 50,325
5.00%, 03/15/2030 14,000 14,321
$ 64,646
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .66%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
$ 22,000 $ 21,972
1.70%, 06/15/2026
(g)
39,000 38,368
5.70%, 02/01/2028
(g)
10,000 10,279
$ 70,619
TOTAL BONDS $ 6,257,497
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 39 .99%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .06%
3.50%, 03/01/2048 $ 6,310 $ 5,951
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24 .04%
2.00%, 10/01/2050 30,446 25,036
2.00%, 11/01/2050 30,522 25,131
2.00%, 12/01/2050 35,538 29,206
2.00%, 12/01/2050 35,304 29,002
2.50%, 09/01/2050 30,493 26,294
2.50%, 10/01/2050 30,430 26,180
2.50%, 10/01/2050 31,457 27,064
2.50%, 11/01/2050 31,262 26,972
2.50%, 11/01/2050 29,656 25,587
2.50%, 11/01/2050 29,182 25,178
2.50%, 11/01/2050 31,390 27,006
2.50%, 11/01/2050 29,982 25,966
2.50%, 02/01/2052 30,513 25,967
3.00%, 06/01/2042 11,199 10,380
3.00%, 08/01/2049 15,193 13,728
3.00%, 09/01/2049 11,101 9,965
3.00%, 10/01/2049 14,042 12,662
3.00%, 10/01/2049 11,787 10,600
3.00%, 10/01/2049 16,217 14,624
3.00%, 11/01/2049 15,917 14,349
3.00%, 11/01/2049 13,813 12,404
3.00%, 11/01/2049 11,044 9,934
3.00%, 03/01/2050 16,484 14,859
3.00%, 04/01/2050 17,774 16,011
3.00%, 09/01/2050 20,363 18,242
3.00%, 05/01/2052 15,275 13,752
3.50%, 06/01/2046 11,407 10,857
3.50%, 08/01/2047 6,558 6,175
3.50%, 09/01/2047 27,391 25,772
3.50%, 12/01/2047 6,664 6,241
3.50%, 06/01/2049 25,342 23,748
3.50%, 07/01/2049 8,366 7,801
3.50%, 09/01/2049 7,286 6,792
3.50%, 09/01/2049 7,746 7,223
3.50%, 09/01/2049 23,765 22,186
3.50%, 11/01/2049 9,557 8,906
3.50%, 11/01/2049 11,791 11,099
3.50%, 12/01/2049 11,441 10,662
3.50%, 01/01/2050 33,439 31,224
3.50%, 02/01/2050 21,657 20,046
3.50%, 06/01/2050 19,258 17,959
3.50%, 08/01/2050 26,413 24,643
3.50%, 10/01/2050 25,231 23,488
3.50%, 01/01/2051 19,131 17,821
3.50%, 01/01/2051 27,172 25,481
3.50%, 04/01/2052 30,673 28,384
3.50%, 04/01/2052 41,309 38,318
4.00%, 02/01/2044 7,005 6,853
4.00%, 06/01/2046 9,911 9,688
4.00%, 10/01/2047 26,425 25,566
4.00%, 10/01/2048 7,489 7,247
4.00%, 03/01/2049 21,393 20,688
4.00%, 04/01/2049 23,670 22,896
4.00%, 06/01/2049 35,639 34,478
4.00%, 08/01/2049 26,872 25,974
4.00%, 10/01/2049 12,384 11,934

Schedule of Investments
Core Fixed Income Fund
October 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 12/01/2049 $ 19,817 $ 19,262
4.00%, 01/01/2050 17,224 16,582
4.00%, 07/01/2050 37,372 36,112
4.00%, 02/01/2052 36,379 34,735
4.00%, 02/01/2052 31,369 29,964
4.00%, 02/01/2052 30,441 29,044
4.00%, 05/01/2052 39,079 37,415
4.00%, 05/01/2052 37,053 35,273
4.00%, 06/01/2052 31,723 30,383
4.50%, 06/01/2046 11,244 11,277
4.50%, 07/01/2052 36,614 35,816
4.50%, 07/01/2052 15,440 15,184
4.50%, 08/01/2052 36,657 36,074
4.50%, 08/01/2052 32,698 32,196
4.50%, 08/01/2052 32,236 31,880
4.50%, 09/01/2052 32,705 32,183
4.50%, 09/01/2052 30,896 30,405
4.50%, 09/01/2052 33,006 32,642
4.50%, 10/01/2052 20,693 20,375
4.50%, 10/01/2052 33,154 32,737
4.50%, 11/01/2052 34,390 33,787
4.50%, 11/01/2052 35,322 34,986
4.50%, 02/01/2053 31,064 30,583
5.00%, 07/01/2052 34,336 34,615
5.00%, 09/01/2052 32,683 32,865
5.00%, 10/01/2052 31,475 31,646
5.00%, 10/01/2052 20,146 20,250
5.00%, 02/01/2053 31,566 31,810
5.00%, 03/01/2053 32,812 32,975
5.00%, 07/01/2053 32,780 33,009
5.00%, 09/01/2053 25,650 25,766
5.00%, 10/01/2053 38,569 38,679
5.00%, 10/01/2053 41,106 41,348
5.00%, 02/01/2054 37,399 37,554
5.00%, 11/01/2054 39,646 39,865
5.00%, 12/01/2054 39,610 39,728
5.50%, 02/01/2053 29,605 30,220
5.50%, 03/01/2053 33,067 33,842
5.50%, 04/01/2053 30,871 31,618
5.50%, 07/01/2053 33,603 34,363
5.50%, 09/01/2053 33,335 34,065
5.50%, 09/01/2053 32,646 33,455
5.50%, 03/01/2054 26,854 27,460
5.50%, 06/01/2054 27,705 28,314
5.50%, 10/01/2054 37,027 37,840
5.50%, 12/01/2054 38,673 39,546
5.50%, 04/01/2055 39,143 39,865
6.00%, 10/01/2053 32,866 34,072
$ 2,579,914
Government National Mortgage Association (GNMA) - 0 .09%
3.00%, 02/20/2046 10,827 9,890
U.S. Treasury - 15 .80%
0.38%, 09/30/2027 40,000 37,642
0.50%, 10/31/2027 40,000 37,636
0.75%, 01/31/2028 40,000 37,567
0.88%, 11/15/2030 40,000 34,841
1.13%, 02/15/2031 40,000 35,111
1.13%, 08/15/2040 55,000 35,000
1.25%, 08/15/2031 40,000 34,758
1.25%, 05/15/2050 40,000 19,875
1.38%, 08/15/2050 40,000 20,386
1.50%, 02/15/2030 40,000 36,598
1.63%, 11/15/2050 40,000 21,747
1.75%, 11/15/2029 40,000 37,213
1.75%, 08/15/2041 55,000 37,658
1.88%, 02/15/2032 40,000 35,648
1.88%, 02/15/2051 40,000 23,123
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.88%, 11/15/2051 $ 55,000 $ 31,481
2.00%, 08/15/2051 55,000 32,605
2.25%, 08/15/2027 40,000 39,063
2.25%, 11/15/2027 40,000 38,948
2.25%, 08/15/2046 50,000 33,740
2.25%, 08/15/2049 40,000 25,831
2.25%, 02/15/2052 50,000 31,371
2.38%, 05/15/2051 40,000 26,025
2.63%, 02/15/2029 40,000 38,773
2.75%, 07/31/2027
(j)
40,000 39,413
2.75%, 02/15/2028 40,000 39,259
2.75%, 08/15/2032 40,000 37,322
2.75%, 08/15/2042 50,000 39,227
2.75%, 08/15/2047 45,000 32,978
2.88%, 05/15/2028 40,000 39,308
2.88%, 08/15/2028 40,000 39,236
2.88%, 05/15/2032 20,000 18,869
2.88%, 05/15/2052 45,000 32,451
3.00%, 11/15/2045 45,000 35,207
3.00%, 08/15/2048 40,000 30,391
3.00%, 08/15/2052 45,000 33,260
3.13%, 11/15/2028 40,000 39,448
3.38%, 05/15/2033 40,000 38,564
3.50%, 02/15/2033 40,000 38,964
3.63%, 02/15/2044 45,000 39,400
3.63%, 02/15/2053 40,000 33,392
3.63%, 05/15/2053 40,000 33,361
3.75%, 11/15/2043 40,000 35,731
3.88%, 08/15/2033 40,000 39,806
4.00%, 02/15/2034 40,000 40,027
4.00%, 11/15/2052 40,000 35,748
4.13%, 11/15/2032 40,000 40,580
4.50%, 11/15/2033 40,000 41,469
4.63%, 05/15/2054 40,000 39,672
$ 1,695,723
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,291,478
Total Investments $ 10,653,105
Other Assets and Liabilities -  0.74% 79,453
TOTAL NET ASSETS - 100.00% $ 10,732,558
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,033 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $954,016 or 8.89% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,830 or 0.04% of net assets.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,779 or 0.04% of net assets.

Schedule of Investments
Core Fixed Income Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 118,527 $ 2,124,097 $ 2,144,832 $ 97,792
$ 118,527 $ 2,124,097 $ 2,144,832 $ 97,792
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 3,530 $ — $ — $ —
$ 3,530 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 6,105 0.06%
Total $ 6,105 0.06%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; December 2025 Long 4,241 $ 883,155 $ (1,331)
US Ultra Bond; December 2025 Short 396 48,027 (1,808)
Total $ (3,139)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 10.48% Shares Held Value (000's)
Exchange-Traded Funds - 5.62%
iShares Broad USD High Yield Corporate Bond
ETF
568,000 $ 21,346
Vanguard Short-Term Corporate Bond ETF
(a)
98,000 7,830
$ 29,176
Money Market Funds - 4.86%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(b),(c)
589,572 590
Principal Government Money Market Fund - Class
R-6 3.93%
(b),(c),(d)
24,597,762 24,598
$ 25,188
TOTAL INVESTMENT COMPANIES $ 54,364
COMMON STOCKS - 0.00% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(e)
3,500 $ 2
Oil & Gas - 0.00%
Mesquite Energy Inc
(e),(f)
407 29
Retail - 0.00%
Claire's Holdings LLC
(e)
232 —
TOTAL COMMON STOCKS $ 31
BONDS - 56.39%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.01%
Boeing Co/The
5.15%, 05/01/2030 $ 200 $ 206
5.81%, 05/01/2050 1,760 1,748
7.01%, 05/01/2064 340 389
Bombardier Inc
7.50%, 02/01/2029
(g)
150 156
Northrop Grumman Corp
4.95%, 03/15/2053 250 230
5.25%, 07/15/2035 410 426
RTX Corp
3.03%, 03/15/2052 530 351
6.10%, 03/15/2034 545 599
6.40%, 03/15/2054 260 292
TransDigm Inc
6.38%, 03/01/2029
(g)
270 277
6.75%, 01/31/2034
(g)
542 562
$ 5,236
Agriculture - 0.85%
BAT Capital Corp
4.63%, 03/22/2033 260 257
4.76%, 09/06/2049 125 107
5.83%, 02/20/2031 305 323
7.08%, 08/02/2053 825 943
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(g)
540 565
Philip Morris International Inc
4.38%, 04/30/2030 510 512
4.63%, 11/01/2029 522 529
4.63%, 10/29/2035 505 492
Reynolds American Inc
5.70%, 08/15/2035 635 661
$ 4,389
Airlines - 0.72%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 7 7
American Airlines Inc
8.50%, 05/15/2029
(g)
236 246
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
285 287
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
1,145 1,142
5.31%, 10/20/2031
(g)
405 403
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
705 710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(a),(g)
$ 200 $ 201
OneSky Flight LLC
8.88%, 12/15/2029
(g)
9 10
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 700 716
$ 3,722
Apparel - 0.07%
Gildan Activewear Inc
4.70%, 10/07/2030
(g)
390 388
Automobile Asset Backed Securities - 5.24%
Ally Auto Receivables Trust 2025-1
4.03%, 07/17/2028 1,340 1,340
AmeriCredit Automobile Receivables Trust 2024-1
4.78%, 02/18/2028 232 232
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 83 83
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(g)
555 564
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 199 200
BofA Auto Trust 2025-1
4.73%, 11/22/2027
(g)
390 391
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029
(h)
2,500 2,500
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 457 458
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(g)
287 287
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(g)
1,670 1,673
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 349 349
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 1,860 1,860
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(g)
500 502
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 675 676
4.65%, 01/20/2027 844 844
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 525 529
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 321 322
Mercedes-Benz Auto Lease Trust 2025-A
4.61%, 04/16/2029 1,900 1,922
4.75%, 04/17/2028 1,500 1,501
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 539 540
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 340 341
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 294 294
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 852 854
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 2,830 2,835
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(g)
53 53

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(g)
$ 1,880 $ 1,881
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032
(g)
400 405
Volkswagen Auto Lease Trust 2025-B
3.97%, 04/20/2028 1,145 1,144
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(g)
1,590 1,593
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 493 496
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 500 500
$ 27,169
Automobile Manufacturers - 0.85%
Ford Motor Co
3.25%, 02/12/2032 330 288
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 265
5.80%, 03/08/2029 1,420 1,445
6.13%, 03/08/2034 335 339
6.80%, 11/07/2028 300 313
Hyundai Capital America
4.50%, 09/18/2030
(g)
590 589
5.25%, 01/08/2027
(g)
490 495
5.30%, 06/24/2029
(g)
345 355
6.50%, 01/16/2029
(g)
265 281
$ 4,393
Automobile Parts & Equipment - 0.08%
Dana Inc
5.38%, 11/15/2027 295 295
Phinia Inc
6.75%, 04/15/2029
(g)
95 98
$ 393
Banks - 8.37%
AIB Group PLC
5.32%, 05/15/2031
(g),(i)
355 366
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(g),(i)
815 858
Secured Overnight Financing Rate + 1.91%
Banco de Credito del Peru S.A.
5.65%, 01/15/2037
(g),(i)
600 603
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Bank of America Corp
2.68%, 06/19/2041
(i)
1,335 991
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
861 787
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(i)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Barclays PLC
5.34%, 09/10/2035
(i)
540 548
Secured Overnight Financing Rate + 1.91%
5.86%, 08/11/2046
(i)
225 233
Secured Overnight Financing Rate + 1.83%
CaixaBank SA
5.58%, 07/03/2036
(g),(i)
490 503
Secured Overnight Financing Rate + 1.79%
Citigroup Inc
3.79%, 03/17/2033
(i)
1,455 1,384
Secured Overnight Financing Rate + 1.94%
5.17%, 09/11/2036
(i)
315 319
Secured Overnight Financing Rate + 1.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(g),(i)
$ 330 $ 337
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(g),(i)
345 347
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(g),(i)
355 362
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(i)
215 217
Secured Overnight Financing Rate + 1.30%
5.30%, 05/09/2031
(i)
410 419
Secured Overnight Financing Rate + 1.72%
5.71%, 02/08/2028
(i)
485 493
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
4.94%, 10/21/2036
(i)
680 677
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(i)
1,085 1,092
Secured Overnight Financing Rate + 1.42%
5.22%, 04/23/2031
(i)
1,400 1,445
Secured Overnight Financing Rate + 1.58%
5.54%, 01/28/2036
(i)
280 291
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(i)
425 430
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(i)
465 481
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.13%, 11/06/2036
(h),(i)
605 605
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(i)
1,060 1,091
Secured Overnight Financing Rate + 1.57%
5.74%, 09/10/2036
(i)
330 337
Secured Overnight Financing Rate + 1.96%
Huntington Bancshares Inc/OH
5.71%, 02/02/2035
(i)
1,945 2,022
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.91%, 07/25/2033
(i)
2,055 2,095
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(i)
495 501
Secured Overnight Financing Rate + 1.34%
5.34%, 01/23/2035
(i)
150 156
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036
(i)
480 498
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(i),(j)
420 436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 1,000 1,007
KeyCorp
5.12%, 04/04/2031
(a),(i)
575 589
Secured Overnight Financing Rate + 1.23%
6.40%, 03/06/2035
(i)
225 244
Secured Overnight Financing Rate + 2.42%
Morgan Stanley
0.99%, 12/10/2026
(i)
1,549 1,544
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(i)
1,140 995
Secured Overnight Financing Rate + 1.36%
4.89%, 10/22/2036
(i)
485 482
Secured Overnight Financing Rate + 1.31%

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.19%, 04/17/2031
(i)
$ 1,205 $ 1,242
Secured Overnight Financing Rate + 1.51%
5.32%, 07/19/2035
(i)
3,150 3,240
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(i)
322 326
Secured Overnight Financing Rate + 1.71%
5.66%, 04/17/2036
(i)
290 305
Secured Overnight Financing Rate + 1.76%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(i)
530 538
Secured Overnight Financing Rate + 1.08%
NatWest Group PLC
5.12%, 05/23/2031
(i)
300 308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(i)
400 408
Secured Overnight Financing Rate + 1.33%
5.37%, 07/21/2036
(i)
340 349
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(i)
170 176
Secured Overnight Financing Rate + 1.60%
5.58%, 01/29/2036
(i)
350 366
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(i)
1,680 1,773
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(i)
571 647
Secured Overnight Financing Rate + 2.28%
Royal Bank of Canada
6.50%, 11/24/2085
(i)
1,000 998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
Scotiabank Peru SAA
6.10%, 10/01/2035
(g),(i)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
State Street Corp
4.78%, 10/23/2036
(i)
390 388
Secured Overnight Financing Rate + 1.22%
Truist Financial Corp
5.44%, 01/24/2030
(i)
235 243
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(i)
290 313
Secured Overnight Financing Rate + 2.45%
UBS Group AG
1.36%, 01/30/2027
(g),(i)
460 457
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
5.43%, 02/08/2030
(g),(i)
405 419
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(g),(i),(j),(k)
551 558
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
5.08%, 05/15/2031
(i)
710 730
Secured Overnight Financing Rate + 1.30%
5.10%, 07/23/2030
(i)
400 411
Secured Overnight Financing Rate + 1.25%
5.42%, 02/12/2036
(i)
420 436
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(i)
1,215 1,281
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
625 613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Zions Bancorp NA
4.70%, 08/18/2028
(i)
$ 675 $ 675
Secured Overnight Financing Rate + 1.16%
$ 43,381
Biotechnology - 0.28%
Amgen Inc
5.60%, 03/02/2043 780 792
CSL Finance PLC
4.75%, 04/27/2052
(g)
750 661
$ 1,453
Building Materials - 0.33%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(g)
640 669
Cemex SAB de CV
7.20%, 06/10/2030
(g),(i),(j)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
847 844
$ 1,721
Chemicals - 0.67%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(a),(g)
555 377
6.50%, 05/15/2026
(g)
150 144
Ecolab Inc
2.70%, 12/15/2051 1,070 677
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(g)
625 596
3.47%, 12/01/2050
(g)
130 90
OCP SA
6.10%, 04/30/2030
(g)
320 335
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 359
6.25%, 10/01/2029
(a),(g)
205 200
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034
(g)
460 464
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
481 256
$ 3,498
Commercial Mortgage Backed Securities - 5.45%
ALA Trust 2025-OANA
5.78%, 06/15/2040
(g)
1,000 1,004
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 1,750 1,798
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(l)
2,500 2,620
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 449
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(g),(l)
750 749
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(g),(l)
2,625 2,676
BSTN Commercial Mortgage Trust 2025-1C
5.37%, 06/15/2044
(g),(l)
3,000 3,093
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(g)
1,000 1,034
BX Commercial Mortgage Trust 2021-XL2
4.83%, 10/15/2038
(g)
754 753
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2025-VLT6
5.48%, 03/15/2042
(g)
2,000 1,999
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,423

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(g)
$ 800 $ 803
DROP Mortgage Trust 2021-FILE
5.30%, 10/15/2043
(g)
1,500 1,455
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
ELM Trust 2024-ELM
5.80%, 06/10/2039
(g),(l)
2,000 2,019
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 2,000 1,759
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.70%, 11/15/2047
(l),(m)
959 —
LBA Trust 2024-7IND
5.48%, 10/15/2041
(g)
682 683
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ORL Trust 2024-GLKS
5.52%, 12/15/2039
(g)
1,000 1,001
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
5.03%, 01/15/2039
(g)
800 799
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
4.88%, 11/15/2038
(g)
839 838
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
4.97%, 11/15/2036
(g)
1,000 999
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
Wells Fargo Commercial Mortgage Trust
2016-NXS5
3.37%, 01/15/2059 332 331
$ 28,285
Commercial Services - 0.44%
ADT Security Corp/The
5.88%, 10/15/2033
(g)
70 71
Block Inc
6.00%, 08/15/2033
(g)
363 371
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
381 373
8.63%, 05/15/2032
(g)
27 27
Garda World Security Corp
6.00%, 06/01/2029
(g)
405 395
8.38%, 11/15/2032
(g)
325 331
Veritiv Operating Co
10.50%, 11/30/2030
(g)
290 302
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
180 178
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 235
$ 2,283
Computers - 0.71%
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 700 694
4.55%, 10/15/2029 835 840
5.00%, 10/15/2034 900 890
5.60%, 10/15/2054 590 558
International Business Machines Corp
5.70%, 02/10/2055 275 275
McAfee Corp
7.38%, 02/15/2030
(g)
440 403
$ 3,660
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
$ 148 $ 110
Credit Card Asset Backed Securities - 2.26%
American Express Credit Account Master Trust
4.87%, 05/15/2028 325 326
5.23%, 09/15/2028 1,000 1,011
5.24%, 04/15/2031 4,045 4,219
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 1,300 1,302
5.23%, 12/08/2027 975 976
Discover Card Execution Note Trust
4.31%, 03/15/2028 3,055 3,057
WF Card Issuance Trust
4.34%, 05/15/2030 800 809
$ 11,700
Diversified Financial Services - 2.89%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 1,345 1,299
6.95%, 03/10/2055
(i)
455 478
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 1,000 982
Aircastle Ltd
5.95%, 02/15/2029
(g)
165 172
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(g)
790 796
5.75%, 10/01/2031
(g)
910 947
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(g)
250 257
Charles Schwab Corp/The
5.85%, 05/19/2034
(i)
330 353
Secured Overnight Financing Rate + 2.50%
Citadel Finance LLC
5.90%, 02/10/2030
(g)
1,000 1,010
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(g)
500 512
6.20%, 06/18/2035
(g)
900 944
Credit Acceptance Corp
6.63%, 03/15/2030
(g)
370 370
9.25%, 12/15/2028
(g)
355 372
Equitable America Global Funding
4.95%, 06/09/2030
(g)
250 255
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(g)
5 5
9.13%, 05/15/2031
(g)
455 484
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
738 760
ILFC E-Capital Trust II
6.06%, 12/21/2065
(g)
245 209
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
1,148 1,168
6.75%, 05/01/2033
(g)
1,217 1,270
OneMain Finance Corp
3.50%, 01/15/2027 410 403
4.00%, 09/15/2030 30 28
6.63%, 01/15/2028 35 36
7.13%, 11/15/2031 318 329
7.50%, 05/15/2031 80 84
Rfna LP
7.88%, 02/15/2030
(g)
540 538
Rocket Cos Inc
6.13%, 08/01/2030
(g)
245 253
SLM Corp
3.13%, 11/02/2026 335 329

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
TrueNoord Capital DAC
8.75%, 03/01/2030
(g)
$ 305 $ 321
$ 14,964
Electric - 3.11%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 204
Alliant Energy Finance LLC
5.40%, 06/06/2027
(g)
625 633
5.95%, 03/30/2029
(g)
305 319
Atlantica Sustainable Infrastructure Ltd
4.13%, 06/15/2028
(g)
290 281
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 540 466
Black Hills Corp
4.55%, 01/31/2031 360 359
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g)
551 557
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
315 313
CMS Energy Corp
6.50%, 06/01/2055
(i)
1,070 1,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 325 261
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 185 194
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 399
Duke Energy Florida LLC
6.20%, 11/15/2053 275 303
Exelon Corp
5.60%, 03/15/2053 250 246
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(g)
594 629
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
345 349
Interstate Power and Light Co
5.60%, 06/29/2035 1,230 1,283
Lightning Power LLC
7.25%, 08/15/2032
(g)
526 557
Louisville Gas and Electric Co
5.85%, 08/15/2055 190 196
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 400 414
6.38%, 08/15/2055
(i)
625 650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(i)
915 952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(g)
250 249
5.75%, 01/15/2034
(g)
283 285
6.00%, 01/15/2036
(g)
283 288
Public Service Co of Colorado
5.25%, 04/01/2053 225 214
Puget Sound Energy Inc
5.60%, 09/15/2055 235 235
Saavi Energia Sarl
8.88%, 02/10/2035
(g)
455 489
Southern Co/The
5.70%, 03/15/2034 640 675
Southern Power Co
4.90%, 10/01/2035 495 490
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(g)
$ 785 $ 806
Vistra Corp
7.00%, 12/15/2026
(g),(i),(j)
366 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
185 182
VoltaGrid LLC
7.38%, 11/01/2030
(g),(h)
315 320
Xcel Energy Inc
5.45%, 08/15/2033 805 834
$ 16,115
Engineering & Construction - 0.26%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(g)
440 452
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
295 295
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 576
$ 1,323
Entertainment - 0.41%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
540 508
6.50%, 02/15/2032
(g)
395 398
Cinemark USA Inc
5.25%, 07/15/2028
(g)
515 513
7.00%, 08/01/2032
(g)
55 57
Warnermedia Holdings Inc
3.76%, 03/15/2027 324 321
5.05%, 03/15/2042 237 190
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
105 113
$ 2,100
Environmental Control - 0.10%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
270 264
Waste Connections Inc
5.25%, 09/01/2035 235 243
$ 507
Food - 1.30%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
4.63%, 01/15/2027
(g)
285 284
B&G Foods Inc
5.25%, 09/15/2027
(a)
100 96
8.00%, 09/15/2028
(g)
509 479
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(l),(n)
398 422
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
345 359
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
255 269
Grupo Nutresa SA
8.00%, 05/12/2030
(g)
300 322
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
6.38%, 04/15/2066
(g)
410 419
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 1,120
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(g)
340 351

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mars Inc
5.20%, 03/01/2035
(g)
$ 1,360 $ 1,396
5.70%, 05/01/2055
(g)
1,009 1,027
Post Holdings Inc
5.50%, 12/15/2029
(g)
175 175
$ 6,719
Forest Products & Paper - 0.03%
Mercer International Inc
5.13%, 02/01/2029 110 71
12.88%, 10/01/2028
(g)
125 104
$ 175
Gas - 0.50%
Boston Gas Co
5.84%, 01/10/2035
(g)
250 266
Grupo Energia Bogota SA ESP
5.75%, 10/22/2035
(g)
400 397
NiSource Inc
6.95%, 11/30/2054
(i)
835 871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 345 352
6.00%, 06/15/2055 655 687
$ 2,573
Healthcare - Services - 0.61%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
425 416
7.38%, 03/15/2033
(a),(g)
127 131
Centene Corp
2.63%, 08/01/2031 90 77
4.25%, 12/15/2027 125 123
Global Medical Response Inc
7.38%, 10/01/2032
(g)
175 183
HCA Inc
5.45%, 04/01/2031 265 276
LifePoint Health Inc
8.38%, 02/15/2032
(g)
526 568
11.00%, 10/15/2030
(g)
220 243
Tenet Healthcare Corp
6.13%, 06/15/2030 261 266
UnitedHealth Group Inc
4.75%, 05/15/2052 625 551
5.75%, 07/15/2064 320 320
$ 3,154
Home Builders - 0.09%
Adams Homes Inc
9.25%, 10/15/2028
(g)
285 296
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(g)
185 189
$ 485
Home Equity Asset Backed Securities - 0.12%
Chase Funding Trust Series 2003-5
4.71%, 07/25/2033 384 389
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
2.40%, 05/25/2035 143 128
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
1.36%, 03/25/2035 207 117
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 634
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.83%
Allianz SE
6.55%, 10/30/2033
(g),(i),(j),(k)
$ 400 $ 414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
American International Group Inc
5.45%, 05/07/2035 485 504
Aon North America Inc
5.75%, 03/01/2054 685 692
Arthur J Gallagher & Co
2.40%, 11/09/2031 665 591
5.15%, 02/15/2035 170 172
5.55%, 02/15/2055 45 44
Brown & Brown Inc
4.70%, 06/23/2028 245 247
5.55%, 06/23/2035 235 242
Corebridge Financial Inc
5.75%, 01/15/2034 235 246
Markel Group Inc
6.00%, 05/16/2054 210 216
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 176
MetLife Inc
5.00%, 07/15/2052 140 131
5.30%, 12/15/2034 130 135
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(g)
300 323
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(g)
200 167
$ 4,300
Internet - 0.66%
Beignet Investor LLC
6.58%, 05/30/2049
(g)
595 635
Cogent Communications Group LLC / Cogent
Finance Inc
7.00%, 06/15/2027
(g)
45 45
Meta Platforms Inc
4.45%, 08/15/2052 925 774
4.60%, 11/15/2032
(h)
915 920
4.88%, 11/15/2035
(h)
320 321
5.40%, 08/15/2054 450 433
5.63%, 11/15/2055
(h)
320 318
$ 3,446
Investment Companies - 0.15%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
22 22
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 515 443
5.25%, 05/15/2027 155 152
6.25%, 05/15/2026 19 19
10.00%, 11/15/2029
(g)
162 163
$ 799
Leisure Products & Services - 0.07%
NCL Finance Ltd
6.13%, 03/15/2028
(g)
340 347
Lodging - 0.22%
Sands China Ltd
3.80%, 01/08/2026 350 350
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
805 804
$ 1,154
Machinery - Diversified - 0.09%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
465 492

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 1.17%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
$ 379 $ 355
4.50%, 06/01/2033
(g)
28 24
5.38%, 06/01/2029
(g)
205 202
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 1,365 896
5.85%, 12/01/2035 715 713
6.55%, 06/01/2034 745 784
6.70%, 12/01/2055 290 286
Comcast Corp
2.94%, 11/01/2056 900 522
Directv Financing LLC
8.88%, 02/01/2030
(g)
250 249
8.88%, 02/01/2030
(g)
219 218
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
11 11
10.00%, 02/15/2031
(g)
20 20
Discovery Communications LLC
4.13%, 05/15/2029 195 189
DISH Network Corp
11.75%, 11/15/2027
(g)
255 268
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
96 87
7.75%, 08/15/2030
(g)
131 110
Paramount Global
4.20%, 05/19/2032 375 347
Sinclair Television Group Inc
8.13%, 02/15/2033
(g)
546 556
Ziggo BV
4.88%, 01/15/2030
(g)
261 246
$ 6,083
Metal Fabrication & Hardware - 0.05%
TMS International Corp/DE
6.25%, 04/15/2029
(g)
285 279
Mining - 0.59%
Antofagasta PLC
5.63%, 09/09/2035
(g)
300 308
First Quantum Minerals Ltd
8.00%, 03/01/2033
(g)
550 585
Glencore Funding LLC
5.19%, 04/01/2030
(g)
560 576
5.37%, 04/04/2029
(g)
485 500
New Gold Inc
6.88%, 04/01/2032
(g)
120 125
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
640 677
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(g)
270 274
$ 3,045
Mortgage Backed Securities - 3.41%
Fannie Mae REMICS
1.75%, 08/25/2049
(m)
5,346 611
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.80%, 08/25/2043
(m)
1,032 111
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.85%, 12/25/2042
(m)
3,877 423
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.85%, 01/25/2048
(m)
1,518 191
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.90%, 03/25/2048
(m)
1,867 240
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
1.90%, 06/25/2048
(m)
$ 2,011 $ 245
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(m)
127 2
3.00%, 09/25/2050
(m)
1,821 292
3.50%, 09/25/2027
(m)
227 4
3.50%, 11/25/2027
(m)
57 1
3.50%, 05/25/2028
(m)
65 1
4.00%, 04/25/2043
(m)
86 5
Freddie Mac REMICS
1.70%, 10/15/2046
(m)
2,503 313
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.85%, 06/25/2050
(m)
2,093 265
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 21 20
3.00%, 05/15/2027
(m)
101 1
3.00%, 10/15/2027
(m)
53 1
3.00%, 02/15/2029
(m)
233 3
3.50%, 02/15/2028
(m)
106 2
3.50%, 03/15/2041
(m)
405 11
4.80%, 05/15/2049 1,995 1,956
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.32%, 04/20/2052
(m)
2,236 239
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
1.90%, 12/16/2043
(m)
2,270 222
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.90%, 05/20/2046
(m)
252 31
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.95%, 11/20/2046
(m)
1,900 244
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.00%, 08/20/2044
(m)
852 106
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.00%, 03/20/2047
(m)
1,067 139
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.05%, 10/20/2045
(m)
874 109
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.05%, 08/20/2047
(m)
3,772 533
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.05%, 08/20/2047
(m)
1,230 163
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.05%, 08/20/2047
(m)
421 68
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.05%, 11/20/2047
(m)
638 83
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.07%, 09/20/2050
(m)
1,691 262
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.10%, 06/20/2045
(m)
1,142 151
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.10%, 10/20/2047
(m)
$ 1,620 $ 262
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.15%, 08/20/2050
(m)
2,268 332
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.15%, 11/20/2050
(m)
1,623 246
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.15%, 08/20/2051
(m)
1,503 218
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.50%, 12/20/2050
(m)
2,485 396
2.53%, 04/20/2041
(m)
432 60
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
3.00%, 07/20/2050
(m)
497 78
3.00%, 11/20/2050
(m)
1,338 227
3.00%, 11/20/2050
(m)
1,843 311
3.00%, 11/20/2050
(m)
2,108 389
3.50%, 01/20/2043
(m)
1,622 258
3.50%, 10/20/2049
(m)
759 154
4.00%, 09/20/2040
(m)
219 7
4.50%, 05/16/2043
(m)
666 110
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(g),(l)
1,330 1,332
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(g),(l)
401 400
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(g),(l)
1,485 1,498
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(g),(l)
1,111 1,114
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(g),(l)
1,372 1,376
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(g),(l)
1,858 1,863
$ 17,679
Oil & Gas - 1.06%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
681 706
Chord Energy Corp
6.00%, 10/01/2030
(g)
330 331
ConocoPhillips Co
5.50%, 01/15/2055 460 448
Diamondback Energy Inc
5.75%, 04/18/2054 735 708
Ecopetrol SA
8.88%, 01/13/2033 250 271
EQT Corp
7.50%, 06/01/2027 270 275
Matador Resources Co
6.25%, 04/15/2033
(g)
726 725
Occidental Petroleum Corp
5.20%, 08/01/2029 330 337
Permian Resources Operating LLC
8.00%, 04/15/2027
(g)
200 203
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 188
Petroleos Mexicanos
7.69%, 01/23/2050 685 621
Saudi Arabian Oil Co
4.75%, 06/02/2030
(g)
200 203
Sunoco LP
5.88%, 03/15/2034
(g)
478 478
$ 5,494
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.10%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
$ 285 $ 286
Enerflex Ltd
9.00%, 10/15/2027
(g)
236 241
$ 527
Other Asset Backed Securities - 0.92%
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(g)
659 666
Hotwire Funding LLC
2.31%, 11/20/2051
(g)
1,250 1,219
Switch ABS Issuer LLC
5.12%, 10/25/2055
(g)
1,250 1,251
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(g)
235 242
Zayo Issuer LLC
5.57%, 10/20/2055
(g)
1,400 1,407
$ 4,785
Packaging & Containers - 0.74%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 200
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
115 116
6.75%, 04/15/2032
(g)
225 226
8.75%, 04/15/2030
(g)
165 165
LABL Inc
5.88%, 11/01/2028
(g)
185 132
8.63%, 10/01/2031
(g)
100 64
9.50%, 11/01/2028
(g)
310 231
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
414 415
9.25%, 04/15/2027
(g)
362 357
Packaging Corp of America
5.20%, 08/15/2035 760 773
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 1,125 1,160
$ 3,839
Pharmaceuticals - 0.80%
1261229 BC Ltd
10.00%, 04/15/2032
(g)
310 324
AbbVie Inc
4.25%, 11/21/2049 615 518
5.50%, 03/15/2064 230 230
AdaptHealth LLC
6.13%, 08/01/2028
(g)
290 290
CVS Health Corp
5.45%, 09/15/2035 475 485
Eli Lilly & Co
5.50%, 02/12/2055 330 336
5.65%, 10/15/2065 415 428
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g)
510 541
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 279
Zoetis Inc
5.00%, 08/17/2035 725 732
$ 4,163
Pipelines - 1.69%
Cheniere Energy Inc
5.65%, 04/15/2034 235 243
Cheniere Energy Partners LP
5.55%, 10/30/2035
(g)
375 384
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,665 1,629
Energy Transfer LP
3.75%, 05/15/2030 965 936
5.15%, 03/15/2045 750 667
5.25%, 07/01/2029 435 448

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP (continued)
6.50%, 02/15/2056
(i)
$ 753 $ 746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Kinder Morgan Inc
5.40%, 02/01/2034 650 669
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
170 174
ONEOK Inc
4.40%, 10/15/2029 410 410
4.75%, 10/15/2031 570 570
5.70%, 11/01/2054 1,040 973
Venture Global LNG Inc
7.00%, 01/15/2030
(a),(g)
50 51
8.38%, 06/01/2031
(g)
70 72
9.00%, 09/30/2029
(g),(i),(j)
322 301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(g)
450 484
$ 8,757
REITs - 0.89%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 240
4.95%, 06/15/2030 175 178
5.50%, 07/15/2034 425 439
Arbor Realty SR Inc
7.88%, 07/15/2030
(g)
320 326
CFE Fibra E
5.88%, 09/23/2040
(g)
400 402
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(g)
495 496
Iron Mountain Inc
6.25%, 01/15/2033
(g)
45 46
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
210 203
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
506 496
Mid-America Apartments LP
2.88%, 09/15/2051 646 416
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
270 262
7.00%, 02/01/2030
(g)
150 154
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
465 417
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(g)
105 98
XHR LP
4.88%, 06/01/2029
(g)
441 431
6.63%, 05/15/2030
(g)
15 15
$ 4,619
Retail - 0.68%
Bath & Body Works Inc
5.25%, 02/01/2028 465 468
6.63%, 10/01/2030
(g)
105 108
6.75%, 07/01/2036 165 171
6.95%, 03/01/2033 90 93
Carvana Co
9.00%, PIK 13.00%; 06/01/2030
(g),(l),(n)
390 407
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
245 235
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe's Cos Inc
4.25%, 03/15/2031 $ 460 $ 457
Park River Holdings Inc
8.00%, 03/15/2031
(g)
410 422
Patrick Industries Inc
4.75%, 05/01/2029
(g)
75 74
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
532 535
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
505 536
$ 3,506
Semiconductors - 1.80%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
150 161
Broadcom Inc
3.42%, 04/15/2033 2,615 2,438
4.35%, 02/15/2030 450 452
4.55%, 02/15/2032 215 216
5.05%, 07/12/2029 300 309
5.15%, 11/15/2031 340 354
5.20%, 07/15/2035 675 695
Intel Corp
4.75%, 03/25/2050
(a)
575 487
Kioxia Holdings Corp
6.25%, 07/24/2030
(g)
200 207
6.63%, 07/24/2033
(g)
200 209
Marvell Technology Inc
2.95%, 04/15/2031 465 430
4.75%, 07/15/2030 250 253
5.45%, 07/15/2035 360 369
5.95%, 09/15/2033 510 545
Micron Technology Inc
5.30%, 01/15/2031 790 817
5.80%, 01/15/2035 1,320 1,394
$ 9,336
Shipbuilding - 0.05%
Huntington Ingalls Industries Inc
5.75%, 01/15/2035 250 264
Software - 0.69%
Cloud Software Group Inc
9.00%, 09/30/2029
(g)
185 191
Open Text Corp
3.88%, 12/01/2029
(g)
55 52
Oracle Corp
3.95%, 03/25/2051 670 478
4.00%, 07/15/2046 250 187
4.80%, 09/26/2032 165 163
5.20%, 09/26/2035 410 404
5.95%, 09/26/2055 540 512
Synopsys Inc
5.70%, 04/01/2055 330 334
VMware LLC
1.80%, 08/15/2028 1,360 1,277
$ 3,598
Sovereign - 0.36%
Colombia Government International Bond
8.50%, 04/25/2035 300 338
Israel Government International Bond
4.13%, 01/17/2048 200 159
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(a),(g)
300 329
Mexico Government International Bond
5.38%, 03/22/2033 200 200
Philippine Government International Bond
5.90%, 02/04/2050 550 588

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Romanian Government International Bond
6.63%, 05/16/2036
(g)
$ 250 $ 257
$ 1,871
Telecommunications - 2.20%
Altice France SA
9.50%, 11/01/2029
(g)
408 416
AT&T Inc
3.50%, 09/15/2053 1,868 1,278
3.55%, 09/15/2055 855 586
CommScope LLC
7.13%, 07/01/2028
(g)
238 239
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(g)
636 633
EchoStar Corp
10.75%, 11/30/2029 741 816
T-Mobile USA Inc
2.40%, 03/15/2029 910 859
2.55%, 02/15/2031 820 746
2.88%, 02/15/2031 1,255 1,159
4.63%, 01/15/2033 705 700
4.95%, 11/15/2035 885 879
5.13%, 05/15/2032
(a)
500 514
5.88%, 11/15/2055 550 558
Verizon Communications Inc
2.55%, 03/21/2031 1,131 1,027
2.88%, 11/20/2050 220 139
Viasat Inc
7.50%, 05/30/2031
(g)
590 554
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
190 179
Windstream Services LLC
7.50%, 10/15/2033
(g)
26 26
Zayo Group Holdings Inc
9.25%, PIK 0.00%; 03/09/2030
(g),(l),(n)
132 125
$ 11,433
Transportation - 0.29%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 159
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(e),(f)
1,749 —
Norfolk Southern Corp
5.10%, 05/01/2035 225 230
5.35%, 08/01/2054 800 783
RXO Inc
7.50%, 11/15/2027
(g)
160 163
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
155 160
$ 1,495
Water - 0.11%
Aegea Finance Sarl
9.00%, 01/20/2031
(g)
550 581
TOTAL BONDS $ 292,422
SENIOR FLOATING RATE INTERESTS
- 2.54%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.09%
TransDigm Inc ; Term Loan J
6.50%, 02/28/2031
(o)
$ 483 $ 484
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.14%
AAdvantage Loyalty IP Ltd ; Term Loan B
6.13%, 04/20/2028
(o)
85 85
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc ; Term Loan B
6.20%, 02/22/2031
(o)
478 479
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
WestJet Loyalty LP ; Term Loan B
7.25%, 02/14/2031
(o)
$ 145 $ 146
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 710
Chemicals - 0.07%
Advancion Holdings LLC ; Term Loan
11.81%, 11/24/2028
(o)
375 338
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
8.20%, 11/15/2030
(o)
50 41
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 379
Commercial Services - 0.30%
Garda World Security Corp ; Term Loan B
7.05%, 02/01/2029
(o)
627 627
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Shift4 Payments LLC ; Term Loan B
6.50%, 07/02/2032
(o)
440 442
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Veritiv Operating Co ; Term Loan B
8.00%, 11/30/2030
(o)
506 486
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,555
Computers - 0.08%
McAfee Corp ; Term Loan B1
0.00%, 03/01/2029
(o),(p)
439 415
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.10%
Kronos Acquisition Holdings Inc ; Term Loan B
8.00%, 06/27/2031
(o)
737 534
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0.20%
Jane Street Group LLC ; Term Loan B
6.16%, 12/15/2031
(o)
552 547
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Russell Investments US Institutional Holdco Inc ;
PIK Term Loan B
9.19%, PIK 1.50%, 05/30/2027
(n),(o)
515 498
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 1,045
Food - 0.13%
Fiesta Purchaser Inc ; Term Loan B
7.51%, 02/12/2031
(o)
679 676
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Insurance - 0.10%
Asurion LLC ; Term Loan B4
9.33%, 01/20/2029
(o)
525 500
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Lodging - 0.15%
Fertitta Entertainment LLC/NV ; Term Loan B
7.21%, 01/27/2029
(o)
764 763
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.00%
TK Elevator US Newco Inc ; Term Loan B
7.20%, 04/30/2030
(o)
$ 25 $ 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.25%
Directv Financing LLC ; Tern Loan Extended
9.35%, 08/02/2029
(o)
207 208
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.34%, 02/15/2031
(o)
446 440
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.85%, 05/01/2029
(o)
707 630
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 1,278
Mining - 0.11%
Arsenal AIC Parent LLC ; Term Loan B
6.71%, 08/18/2030
(o)
598 598
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oil & Gas Services - 0.08%
Deep Blue Operating I LLC ; Term Loan B
6.88%, 09/17/2032
(o)
435 436
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0.23%
Clydesdale Acquisition Holdings Inc ; Term Loan B
7.21%, 03/26/2032
(o)
437 436
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc ; Delayed Draw
Term Loan B-DD
0.00%, 04/01/2032
(o),(p)
1 1
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
LABL Inc ; Term Loan B
9.86%, 10/22/2028
(o)
552 414
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co ; Term
Loan B1
7.13%, 04/15/2027
(o)
323 324
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,175
Pharmaceuticals - 0.26%
1261229 BC Ltd ; Term Loan B
10.21%, 09/25/2030
(o)
459 455
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc ; Term Loan B
7.96%, 04/23/2031
(o)
685 680
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
6.22%, 05/05/2028
(o)
190 191
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,326
Pipelines - 0.04%
NGL Energy Operating LLC ; Term Loan B
0.00%, 02/03/2031
(o),(p)
213 213
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.05%
IRB Holding Corp ; Term Loan B
6.46%, 12/15/2027
(o)
$ 249 $ 249
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Telecommunications - 0.16%
CommScope LLC ; Term Loan
9.51%, 12/17/2029
(o)
425 428
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc ; PIK Term Loan
8.37%, 03/11/2030
(o)
397 379
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 807
TOTAL SENIOR FLOATING RATE INTERESTS $ 13,168
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 36.86%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.08%
3.00%, 01/01/2043 $ 1,022 $ 948
3.00%, 02/01/2043 476 442
4.00%, 02/01/2046 1,891 1,843
4.50%, 04/01/2031 151 152
4.50%, 04/01/2041 1,248 1,254
5.00%, 06/01/2031 106 108
5.50%, 05/01/2033 14 14
5.50%, 12/01/2033 164 167
5.50%, 11/01/2036 209 216
5.50%, 04/01/2038 44 46
5.50%, 08/01/2038 111 115
6.00%, 12/01/2031 5 6
6.00%, 12/01/2032 6 6
6.00%, 02/01/2033 28 29
6.00%, 12/01/2033 14 15
6.00%, 10/01/2036 61 64
6.00%, 07/01/2038 124 129
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 05/01/2032 2 2
6.50%, 10/01/2035 16 17
7.00%, 12/01/2029 1 1
7.00%, 06/01/2030 2 2
7.50%, 01/01/2031 1 2
7.50%, 03/01/2031 1 —
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 25 26
$ 5,608
Federal National Mortgage Association (FNMA) - 0.16%
5.00%, 07/01/2044 661 676
6.35%, 07/01/2033 166 169
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 845
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19.98%
2.00%, 01/01/2051 3,620 3,020
2.00%, 02/01/2051 1,966 1,628
2.00%, 05/01/2051 3,716 3,037
2.00%, 11/01/2051 4,092 3,373
2.00%, 11/01/2051 1,876 1,547
2.00%, 12/01/2051 3,736 3,072
2.00%, 05/01/2052 2,646 2,188
2.50%, 10/01/2050 1,380 1,174
2.50%, 02/01/2051 2,348 2,043
2.50%, 07/01/2051 2,640 2,285
2.50%, 09/01/2051 1,223 1,063
2.50%, 11/01/2051 1,656 1,438
2.50%, 01/01/2052 2,370 2,022

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 04/01/2052 $ 2,844 $ 2,445
3.00%, 10/01/2029 16 15
3.00%, 09/01/2032 42 41
3.00%, 04/01/2043 163 151
3.00%, 05/01/2043 308 285
3.00%, 11/01/2046 2,168 1,975
3.00%, 12/01/2048 55 50
3.00%, 11/01/2050 647 588
3.00%, 03/01/2052 2,404 2,168
3.50%, 02/01/2033 7 7
3.50%, 01/01/2044 528 503
3.50%, 04/01/2047 66 62
3.50%, 10/01/2047 29 27
3.50%, 11/01/2047 768 725
3.50%, 03/01/2048 15 14
3.50%, 04/01/2052 2,341 2,169
4.00%, 02/01/2031 52 52
4.00%, 05/01/2047 1,794 1,720
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 1,950 1,867
4.00%, 08/01/2053 2,070 1,965
4.00%, 11/01/2053 680 647
4.50%, 06/01/2044 279 279
4.50%, 07/01/2052 1,054 1,038
4.50%, 08/01/2052 1,074 1,054
4.50%, 09/01/2052 3,008 2,960
4.50%, 10/01/2052 1,179 1,155
4.50%, 05/01/2053 1,572 1,548
4.50%, 05/01/2053 1,079 1,056
4.50%, 07/01/2053 1,015 996
4.50%, 07/01/2053 650 643
4.50%, 08/01/2053 992 971
4.50%, 01/01/2054 1,015 999
5.00%, 06/01/2048 467 474
5.00%, 07/01/2052 899 907
5.00%, 09/01/2052 1,252 1,260
5.00%, 04/01/2053 2,096 2,098
5.00%, 06/01/2053 2,091 2,089
5.00%, 06/01/2053 2,294 2,303
5.00%, 11/01/2054 1,038 1,033
5.00%, 11/01/2054 1,666 1,672
5.00%, 12/01/2054 1,001 1,004
5.00%, 02/01/2055 2,084 2,091
5.50%, 07/01/2033 15 15
5.50%, 09/01/2033 34 34
5.50%, 05/01/2040 78 80
5.50%, 05/01/2053 2,416 2,472
5.50%, 07/01/2053 1,344 1,375
5.50%, 11/01/2053 1,808 1,853
5.50%, 11/01/2053 1,724 1,760
5.50%, 03/01/2054 910 924
5.50%, 05/01/2054 1,213 1,238
5.50%, 02/01/2055 2,174 2,215
5.50%, 04/01/2055 978 998
5.50%, 06/01/2055 581 592
5.50%, 06/01/2055 1,628 1,661
5.50%, 08/01/2055 1,050 1,067
5.50%, 12/01/2055
(q)
1,715 1,731
6.00%, 05/01/2038 25 26
6.00%, 08/01/2038 119 123
6.00%, 08/01/2038 46 47
6.00%, 01/01/2053 1,242 1,296
6.00%, 04/01/2054 1,275 1,324
6.00%, 05/01/2054 1,017 1,055
6.00%, 06/01/2054 837 868
6.00%, 09/01/2054 876 908
6.00%, 09/01/2054 1,259 1,302
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 11/01/2054 $ 2,142 $ 2,219
6.00%, 09/01/2055 960 993
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 101 106
6.50%, 12/01/2037 76 80
6.50%, 02/01/2038 127 134
6.50%, 09/01/2038 118 125
6.50%, 10/01/2053 465 487
6.50%, 05/01/2054 790 831
6.50%, 04/01/2055 637 671
7.00%, 03/01/2032 10 10
7.50%, 08/01/2032 2 2
$ 103,626
Government National Mortgage Association (GNMA) - 9.03%
2.00%, 07/20/2051 856 712
2.00%, 11/20/2051 1,088 905
2.50%, 06/20/2050 611 530
2.50%, 04/20/2051 1,179 1,021
2.50%, 05/20/2051 801 694
3.00%, 01/20/2045 309 283
3.00%, 11/20/2046 1,027 938
3.50%, 03/15/2042 373 351
3.50%, 04/15/2042 379 357
3.50%, 06/20/2048 638 594
4.00%, 04/20/2052 316 301
4.00%, 10/20/2052 877 837
4.50%, 09/15/2039 124 125
4.50%, 03/15/2040 561 563
4.50%, 09/20/2052 1,504 1,479
4.50%, 06/20/2053 1,962 1,923
4.50%, 08/20/2053 3,046 2,982
4.50%, 11/20/2055
(q)
2,550 2,488
5.00%, 12/20/2052 1,069 1,073
5.00%, 02/20/2053 1,550 1,553
5.00%, 05/20/2053 1,277 1,278
5.00%, 09/20/2053 1,071 1,070
5.00%, 10/20/2053 2,200 2,203
5.00%, 04/20/2054 2,508 2,503
5.00%, 11/20/2055
(q)
4,095 4,082
5.50%, 05/20/2035 17 18
5.50%, 02/15/2038 201 210
5.50%, 06/20/2053 1,681 1,705
5.50%, 11/20/2055
(q)
12,240 12,340
6.00%, 07/20/2028 2 2
6.00%, 11/20/2028 3 3
6.00%, 01/20/2029 4 4
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 9 10
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 1 1
6.00%, 02/15/2033 8 8
6.00%, 12/15/2033 7 8
6.00%, 04/20/2054 1,594 1,628
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 2 3
6.50%, 12/15/2032 19 20
7.00%, 06/15/2031 2 2
7.00%, 06/15/2032 12 12
8.00%, 01/20/2031 1 1
$ 46,824
U.S. Treasury - 6.41%
2.88%, 08/15/2045 7,200 5,529
3.63%, 08/31/2027 10,745 10,747
3.63%, 08/31/2030 4,500 4,484
3.75%, 06/30/2027 1,550 1,553

Schedule of Investments
Core Plus Bond Fund
October 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.75%, 05/15/2028 $ 4,000 $ 4,015
3.88%, 08/15/2040
(r)
4,720 4,427
4.25%, 08/15/2035 2,425 2,455
$ 33,210
U.S. Treasury Bill - 0.20%
3.82%, 12/18/2025
(s)
1,020 1,015
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 191,128
Total Investments $ 551,113
Other Assets and Liabilities -  (6.27)% (32,537)
TOTAL NET ASSETS - 100.00% $ 518,576
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,454 or 1.82% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,680 or
1.87% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $117,373 or 22.63% of net assets.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $972 or 0.19% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2025, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,150 or 0.80% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 11,755 $ 454,613 $ 441,770 $ 24,598
$ 11,755 $ 454,613 $ 441,770 $ 24,598
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 834 $ — $ — $ —
$ 834 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; December 2025 Short 85 $ 9,577 $ 8
US 10 Year Treasury Ultra Note; December 2025 Short 28 3,234 3
US 2 Year Treasury Note; December 2025 Long 249 51,852 (56)
US 5 Year Treasury  Note; December 2025 Long 266 29,050 (44)
US Long Bond; December 2025 Long 173 20,295 516
US Ultra Bond; December 2025 Long 70 8,490 145
Total $ 572
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 7.38% Shares Held Value (000's)
Closed-End Funds - 0.21%
Variant Alternative Income Fund 186,432 $ 4,961
Exchange-Traded Funds - 1.39%
iShares Broad USD High Yield Corporate Bond
ETF
611,517 22,980
iShares Core U.S. Aggregate Bond ETF 18,358 1,846
iShares J.P. Morgan USD Emerging Markets Bond
ETF
19,295 1,865
Vanguard Intermediate-Term Corporate Bond ETF 77,845 6,543
$ 33,234
Money Market Funds - 5.78%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
2,196,067 2,196
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
136,493,104 136,493
$ 138,689
TOTAL INVESTMENT COMPANIES $ 176,884
COMMON STOCKS - 2.24% Shares Held Value (000's)
Entertainment - 0.06%
Crown Finance US Inc - 4A2 Shares
(d)
65,846 $ 1,386
Healthcare - Services - 0.04%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,565,306 792
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 204
$ 996
Iron & Steel - 0.97%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 23,236
Mining - 1.17%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
6,589 272
Real Alloy Holding Inc
(e),(f)
362 27,717
$ 27,989
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 4
Bright Bidco - 4A2 Shares
(d)
14,600 5
$ 9
Software - 0.00%
Riverbed Technology Inc
(d),(e)
13,889 —
Telecommunications - 0.00%
Altice France SA
(d)
5,785 96
MLN US Holdco LLC
(d),(e)
1,028 —
$ 96
TOTAL COMMON STOCKS $ 53,712
PREFERRED STOCKS - 1.39% Shares Held Value (000's)
Banks - 0.37%
Associated Banc-Corp 6.63%, 03/01/2033 6,638 $ 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
Citizens Financial Group Inc 0.00%,
10/06/2030
(d),(h)
64,541 1,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Comerica Inc 0.00%, 10/01/2030
(d),(h)
16,438 422
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
KeyCorp 6.13%, 12/15/2026
(h)
45,339 1,128
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(h)
8,800 221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 0.00%, 12/15/2030
(d),(h)
34,900 870
Morgan Stanley 4.25%, 01/15/2027
(h)
11,085 202
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,441
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(h)
8,715 223
Northern Trust Corp 4.70%, 01/01/2026
(h)
4,858 97
Regions Financial Corp 4.45%, 06/15/2026
(h)
15,000 271
Regions Financial Corp 5.70%, 05/15/2029
(h)
39,877 984
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(h)
5,900 $ 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
UMB Financial Corp 7.75%, 07/15/2030
(h)
23,100 624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
Wells Fargo & Co 4.70%, 12/15/2025
(h)
7,070 140
Wintrust Financial Corp 7.88%, 07/15/2030
(h)
16,800 441
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 9,016
Diversified Financial Services - 0.12%
Affiliated Managers Group Inc 4.75%, 09/30/2060 10,113 177
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 161
Capital One Financial Corp 4.80%, 03/01/2026
(h)
29,254 556
Stifel Financial Corp 4.50%, 08/15/2026
(h)
2,239 41
Voya Financial Inc 5.35%, 09/15/2029
(h)
77,215 1,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,818
Electric - 0.38%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,835
DTE Energy Co 4.38%, 12/01/2081 13,005 235
DTE Energy Co 5.25%, 12/01/2077 35,000 772
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 199
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,492
Southern Co/The 5.25%, 12/01/2077 17,556 397
Xcel Energy Inc 0.00%, 10/15/2085
(d)
48,000 1,200
$ 9,130
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/03/2025
(h),(i)
10,000 955
Insurance - 0.10%
Allstate Corp/The 4.75%, 01/15/2026
(h)
4,065 82
Allstate Corp/The 5.10%, 01/15/2026
(h)
8,460 184
Axis Capital Holdings Ltd 5.50%, 12/03/2025
(h)
3,754 79
Corebridge Financial Inc 6.38%, 12/15/2064 24,629 611
Equitable Holdings Inc 4.30%, 03/15/2026
(h)
5,055 87
Equitable Holdings Inc 5.25%, 12/15/2025
(h)
21,903 461
Globe Life Inc 4.25%, 06/15/2061 33,055 556
Prudential Financial Inc 5.63%, 08/15/2058 5,000 122
Prudential Financial Inc 5.95%, 09/01/2062 7,597 191
$ 2,373
Pipelines - 0.01%
TransCanada PipeLines Ltd 1.56% 13,900 344
REITs - 0.37%
Kimco Realty Corp 5.25%, 12/04/2025
(h)
31,467 670
Prologis Inc 8.54%, 11/13/2026
(h)
58,733 3,201
Public Storage 3.95%, 08/17/2026
(h)
6,422 107
Public Storage 4.00%, 06/16/2026
(h)
83,560 1,396
Public Storage 4.13%, 12/03/2025
(h)
90,000 1,553
Public Storage 4.63%, 12/03/2025
(h)
14,712 283
Public Storage 4.70%, 12/04/2025
(h)
28,130 552
Public Storage 5.60%, 12/04/2025
(h)
42,193 1,018
$ 8,780
TOTAL PREFERRED STOCKS $ 33,416
BONDS - 70.69%
Principal
Amount (000's) Value (000's)
Advertising - 0.18%
Clear Channel Outdoor Holdings Inc
7.50%, 03/15/2033
(i)
$ 1,790 $ 1,872
MMS USA Holdings Inc
1.25%, 06/13/2028 EUR 100 112
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 99

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
$ 350 $ 338
4.63%, 03/15/2030
(i),(j)
1,850 1,787
WPP Finance SA
4.13%, 05/30/2028 EUR 100 118
$ 4,326
Aerospace & Defense - 1.08%
Airbus SE
1.63%, 06/09/2030 100 110
BAE Systems PLC
3.40%, 04/15/2030
(i)
$ 200 193
Boeing Co/The
2.95%, 02/01/2030 100 94
3.38%, 06/15/2046 465 333
3.60%, 05/01/2034 298 270
3.75%, 02/01/2050 883 654
5.15%, 05/01/2030 553 569
5.71%, 05/01/2040 100 102
5.81%, 05/01/2050 441 438
5.93%, 05/01/2060 572 569
6.26%, 05/01/2027 426 438
7.01%, 05/01/2064 50 57
Czechoslovak Group AS
6.50%, 01/10/2031
(i)
1,600 1,654
6.50%, 01/10/2031 1,550 1,602
Embraer Netherlands Finance BV
5.40%, 01/09/2038 487 487
5.98%, 02/11/2035 50 54
GE Capital Funding LLC
4.55%, 05/15/2032 200 202
General Dynamics Corp
4.25%, 04/01/2050 25 22
General Electric Co
4.90%, 01/29/2036 260 265
Goat Holdco LLC
6.75%, 02/01/2032
(i)
1,050 1,072
L3Harris Technologies Inc
5.05%, 04/27/2045 100 96
5.25%, 06/01/2031 520 541
5.40%, 01/15/2027 100 102
5.40%, 07/31/2033 505 527
Lockheed Martin Corp
4.70%, 12/15/2031 619 633
4.75%, 02/15/2034 100 101
5.90%, 11/15/2063 100 106
Northrop Grumman Corp
5.15%, 05/01/2040 50 50
5.25%, 05/01/2050 100 97
RTX Corp
3.75%, 11/01/2046 150 118
4.15%, 05/15/2045 50 42
4.45%, 11/16/2038 100 94
5.38%, 02/27/2053 688 676
5.75%, 01/15/2029 200 210
TransDigm Inc
6.38%, 05/31/2033
(i)
7,800 7,951
6.75%, 01/31/2034
(i)
4,260 4,414
7.13%, 12/01/2031
(i)
975 1,017
$ 25,960
Agriculture - 0.13%
Altria Group Inc
3.40%, 05/06/2030 150 144
3.70%, 02/04/2051 100 71
5.95%, 02/14/2049 100 101
Archer-Daniels-Midland Co
2.50%, 08/11/2026 100 99
4.50%, 08/15/2033 100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp
6.34%, 08/02/2030 $ 150 $ 162
7.08%, 08/02/2043 100 113
7.08%, 08/02/2053 50 57
BAT International Finance PLC
5.93%, 02/02/2029 100 105
British American Tobacco PLC
3.75%, 06/27/2029
(h),(k)
EUR 100 115
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 99
Cargill Inc
4.76%, 11/23/2045
(i)
100 93
Darling Ingredients Inc
6.00%, 06/15/2030
(i)
1,000 1,011
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 101
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(i)
$ 150 157
JT International Financial Services BV
3.87%, 09/04/2055
(k)
EUR 100 115
Euribor Swap Rate 5 Year + 1.53%
Philip Morris International Inc
2.88%, 05/14/2029 100 116
5.25%, 09/07/2028 $ 75 77
5.63%, 09/07/2033 200 212
$ 3,048
Airlines - 0.29%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 59 57
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
750 757
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(i)
73 69
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
723 663
Delta Air Lines Inc
4.95%, 07/10/2028 50 51
JetBlue Airways Corp / JetBlue Loyalty LP
9.88%, 09/20/2031
(i)
530 521
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 100 61
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 101
5.25%, 11/15/2035
(l)
1,152 1,126
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 93 97
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(i),(j)
1,400 1,352
9.50%, 06/01/2028
(i)
1,925 2,002
$ 6,857
Apparel - 0.39%
Beach Acquisition Bidco LLC
10.00%, PIK 10.75%; 07/15/2033
(i),(m),(n)
8,190 8,793
Gildan Activewear Inc
4.70%, 10/07/2030
(i)
50 50
Kering SA
3.63%, 09/05/2027 EUR 100 118
3.63%, 09/05/2031 100 118
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 100 110

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
NIKE Inc
3.25%, 03/27/2040 $ 100 $ 81
$ 9,270
Automobile Asset Backed Securities - 0.66%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 201 201
AmeriCredit Automobile Receivables Trust 2024-1
4.78%, 02/18/2028 309 309
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 97 97
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 237 237
BofA Auto Trust 2025-1
4.73%, 11/22/2027
(i)
530 531
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029
(l)
1,850 1,850
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 517 519
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(i)
653 659
5.25%, 09/27/2027
(i)
322 323
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 1,097 1,099
GM Financial Automobile Leasing Trust 2024-3
4.65%, 01/20/2027 917 918
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2024-1
4.85%, 12/18/2028 1,695 1,704
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 1,009
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 453 454
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 374 374
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 1,133 1,135
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 2,145 2,149
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(i)
51 50
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 1 1
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(i)
2,110 2,114
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 15,733
Automobile Manufacturers - 0.71%
American Honda Finance Corp
3.50%, 06/27/2031 EUR 100 117
4.70%, 01/12/2028 $ 200 203
BMW Finance NV
3.63%, 05/22/2035 EUR 50 58
BMW International Investment BV
3.00%, 08/27/2027 200 233
BMW US Capital LLC
3.75%, 04/12/2028
(i)
$ 200 199
4.50%, 08/11/2030
(i)
272 273
Cummins Inc
5.15%, 02/20/2034 50 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
$ 410 $ 364
4.65%, 10/12/2030
(i)
663 665
4.95%, 01/13/2028
(i)
370 375
5.13%, 09/25/2027
(i)
238 242
5.13%, 01/19/2028
(i)
306 311
Ford Credit Canada Co/Canada
4.82%, 09/11/2028 CAD 100 73
Ford Motor Co
4.75%, 01/15/2043 $ 272 219
5.29%, 12/08/2046 100 85
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 186
4.00%, 11/13/2030 1,465 1,375
4.27%, 01/09/2027 300 298
4.45%, 02/14/2030 EUR 100 118
6.05%, 11/05/2031 $ 640 654
General Motors Co
5.35%, 04/15/2028 597 611
6.25%, 10/02/2043 100 102
6.60%, 04/01/2036 50 54
General Motors Financial Co Inc
2.70%, 06/10/2031 556 501
4.30%, 02/15/2029 EUR 100 120
5.60%, 06/18/2031 $ 1,736 1,806
5.75%, 02/08/2031 255 267
5.80%, 06/23/2028 200 207
6.10%, 01/07/2034 25 26
6.40%, 01/09/2033 100 108
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 74
Honda Canada Finance Inc
4.87%, 09/23/2027 100 74
Hyundai Capital America
1.65%, 09/17/2026
(i)
$ 200 196
4.50%, 09/18/2030
(i)
659 658
4.85%, 03/25/2027
(i)
482 486
4.88%, 11/01/2027
(i)
954 965
5.10%, 06/24/2030
(i)
50 51
5.40%, 06/23/2032
(i)
585 605
5.68%, 06/26/2028
(i)
250 258
Mercedes-Benz Finance North America LLC
5.05%, 08/03/2033
(i),(j)
150 154
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 225
Mercedes-Benz International Finance BV
3.70%, 05/30/2031 100 120
RCI Banque SA
1.13%, 01/15/2027 100 113
3.88%, 01/12/2029 100 118
Stellantis Finance US Inc
5.75%, 03/18/2030
(i),(j)
$ 685 702
6.45%, 03/18/2035
(i)
795 825
Stellantis NV
1.25%, 06/20/2033 EUR 150 141
Toyota Motor Credit Corp
1.90%, 04/06/2028 $ 200 191
3.38%, 04/01/2030 100 97
3.85%, 07/24/2030 EUR 100 120
4.05%, 09/05/2028 $ 50 50
5.25%, 09/11/2028 200 207
Traton Finance Luxembourg SA
1.25%, 03/24/2033 EUR 100 98
4.25%, 05/16/2028 100 119
Volkswagen Group of America Finance LLC
4.60%, 06/08/2029
(i)
$ 200 201

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 $ 99
3.75%, 12/28/2027
(h),(k)
100 115
EUR Swap Annual (VS 6 Month) 5 Year +
2.92%
4.13%, 11/16/2038 100 114
$ 17,078
Automobile Parts & Equipment - 0.55%
Aptiv Swiss Holdings Ltd
5.15%, 09/13/2034 $ 200 201
Clarios Global LP / Clarios US Finance Co
6.75%, 02/15/2030
(i)
1,525 1,581
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
3,976 3,387
IHO Verwaltungs GmbH
8.00%, PIK 8.75%; 11/15/2032
(i),(m),(n)
1,675 1,747
Qnity Electronics Inc
6.25%, 08/15/2033
(i)
2,875 2,953
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
5,275 3,154
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 119
$ 13,142
Banks - 11.53%
ABN AMRO Bank NV
2.47%, 12/13/2029
(i),(k)
$ 200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 117
4.50%, 11/21/2034 100 125
AIB Group PLC
4.63%, 07/23/2029
(k)
100 121
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(i)
$ 200 207
Australia & New Zealand Banking Group Ltd
2.57%, 11/25/2035
(i),(k)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
5.69%, 08/14/2040
(k)
AUD 125 82
3 Month Bank Bill Swap Rate + 1.68%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(h),(i),(k),(o)
$ 2,600 2,632
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
3.88%, 01/15/2034 EUR 100 121
4.38%, 08/29/2036
(k)
100 120
Euribor Swap Rate 5 Year + 2.00%
4.63%, 01/13/2031
(k)
100 123
3 Month Euro Interbank Offered Rate +
1.70%
9.38%, 03/19/2029
(h),(k),(o)
$ 1,500 1,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(k)
EUR 100 121
Euribor Swap Rate 1 Year + 1.60%
Banco Santander Chile
3.18%, 10/26/2031 $ 150 140
Banco Santander SA
0.20%, 02/11/2028 EUR 100 110
3.22%, 11/22/2032
(k)
$ 200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 02/17/2035 EUR 100 116
3.75%, 01/09/2034 100 119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
4.75%, 08/30/2028
(k)
GBP 100 $ 132
Generic Britain 1 Year Government Bond +
2.50%
5.57%, 01/17/2030 $ 200 208
6.35%, 03/14/2034 1,000 1,076
9.63%, 11/21/2028
(h),(k),(o)
2,400 2,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bangkok Bank PCL/Hong Kong
9.03%, 03/15/2029
(i)
100 113
Bank of America Corp
1.10%, 05/24/2032
(k)
EUR 100 104
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 110
3 Month Euro Interbank Offered Rate +
0.91%
2.59%, 04/29/2031
(k)
$ 200 186
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(k)
25 19
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042 743 592
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(k)
1,625 1,600
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(k)
CAD 200 144
Canadian Dollar Offered Rate 3 Month +
1.48%
3.85%, 03/08/2037
(k)
$ 2,699 2,532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(k)
100 81
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.08%, 04/23/2040
(k)
959 860
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.24%, 04/24/2038
(k)
100 94
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 200
4.57%, 04/27/2033
(k)
398 397
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 100 91
4.98%, 01/24/2029
(k)
100 102
Secured Overnight Financing Rate + 0.83%
5.02%, 07/22/2033
(k)
200 205
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031 1,334 1,377
Secured Overnight Financing Rate + 2.00%
5.20%, 04/25/2029
(k)
100 102
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(k)
522 534
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(k)
100 104
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(k)
100 105
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(k)
1,811 1,857
Secured Overnight Financing Rate + 1.74%
5.74%, 02/12/2036 394 410
Secured Overnight Financing Rate + 3.39%
5.82%, 09/15/2029
(k)
100 104
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(k)
100 107
Secured Overnight Financing Rate + 1.84%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
6.11%, 01/29/2037 $ 669 $ 722
6.13%, 04/27/2027
(h),(k)
2,900 2,934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(h),(k)
4,000 4,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(h),(k)
2,300 2,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Ireland Group PLC
4.63%, 11/13/2029
(k)
EUR 100 122
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 100 72
3.73%, 06/03/2031
(k)
75 54
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.06%, 09/22/2028
(k)
$ 100 100
Secured Overnight Financing Rate + 0.75%
4.35%, 09/22/2031
(k)
100 100
Secured Overnight Financing Rate + 1.08%
4.70%, 09/14/2027 100 101
5.04%, 05/29/2028 CAD 200 150
6.88%, 11/26/2085
(k)
$ 800 825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.70%, 05/26/2084
(k)
800 848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(h),(k)
5,588 5,542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.60%, 07/26/2030
(k)
200 203
Secured Overnight Financing Rate + 1.76%
4.94%, 02/11/2031
(k)
954 980
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(k)
100 102
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 99
1.85%, 11/02/2026 CAD 100 71
1.95%, 02/02/2027 $ 100 98
3.63%, 10/27/2081
(j),(k)
2,100 2,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.44%, 11/15/2035
(k)
CAD 50 37
Canadian Overnight Repo Rate Average +
1.33%
4.59%, 05/04/2037 $ 1,396 1,358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
7.35%, 04/27/2085
(k)
400 418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(k)
3,000 3,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(k)
2,000 2,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
5.13%, 06/11/2030 1,561 1,555
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 $ 110
3.38%, 06/10/2032 100 116
3.75%, 02/03/2034 100 118
4.13%, 06/14/2033 100 121
4.38%, 05/02/2030 100 122
Barclays PLC
3.33%, 11/24/2042
(k)
$ 200 156
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,381 1,296
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.94%, 09/10/2030
(k)
1,130 1,149
Secured Overnight Financing Rate + 1.56%
5.26%, 01/29/2034
(k)
EUR 100 128
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
5.86%, 08/11/2046
(k)
$ 288 298
Secured Overnight Financing Rate + 1.83%
6.69%, 09/13/2034
(k)
200 221
Secured Overnight Financing Rate + 2.62%
7.63%, 03/15/2035
(h),(k),(o)
400 423
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.41%, 11/14/2032
(k)
GBP 100 140
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(h),(k),(o)
$ 2,000 2,265
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
7.63%, 02/11/2035
(i),(k),(o)
2,750 2,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BNP Paribas SA
1.38%, 05/28/2029 EUR 100 109
2.50%, 03/31/2032
(k)
100 115
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 125
3.05%, 01/13/2031
(i),(k)
$ 200 188
Secured Overnight Financing Rate + 1.51%
3.13%, 01/20/2033
(i),(k)
200 181
Secured Overnight Financing Rate + 1.56%
3.78%, 01/19/2036
(k)
EUR 100 115
Euribor Swap Rate 5 Year + 1.55%
4.13%, 05/24/2033 100 122
4.16%, 08/28/2034
(k)
100 118
Euribor Swap Rate 5 Year + 1.70%
4.63%, 02/25/2031
(h),(k),(o)
$ 700 632
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
5.09%, 05/09/2031
(i),(k)
548 557
Secured Overnight Financing Rate + 1.68%
5.28%, 11/19/2030
(i),(k)
1,235 1,267
Secured Overnight Financing Rate + 1.28%
7.45%, 06/27/2035
(h),(i),(k),(o)
3,800 3,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(h),(k),(o)
1,000 1,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,625 4,312
BOS Funding Ltd
5.25%, 09/12/2029 $ 200 201

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BPCE SA
3.58%, 10/19/2042
(i),(k)
$ 950 $ 711
Secured Overnight Financing Rate + 1.95%
4.25%, 01/11/2035
(k)
EUR 100 121
3 Month Euro Interbank Offered Rate +
1.85%
4.25%, 07/16/2035
(k)
100 118
Euribor Swap Rate 5 Year + 1.95%
4.63%, 03/02/2030
(k)
100 122
3 Month Euro Interbank Offered Rate +
1.60%
4.88%, 02/26/2036
(k)
100 122
Euribor Swap Rate 5 Year + 2.30%
5.75%, 07/19/2033
(i),(k)
$ 250 261
Secured Overnight Financing Rate + 2.87%
5.88%, 01/14/2031
(i),(k)
250 261
Secured Overnight Financing Rate + 1.68%
6.92%, 01/14/2046
(i),(k)
355 381
Secured Overnight Financing Rate + 2.61%
BSF Finance
5.76%, 09/03/2035
(k)
225 225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
CaixaBank SA
0.63%, 01/21/2028
(k)
EUR 200 226
3 Month Euro Interbank Offered Rate +
0.62%
4.38%, 08/08/2036
(k)
100 120
Euribor Swap Rate 5 Year + 1.95%
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027 $ 200 199
3.90%, 06/20/2031
(k)
CAD 100 73
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.58%, 09/08/2031
(k)
$ 50 50
Secured Overnight Financing Rate + 1.17%
5.35%, 04/20/2033
(k)
CAD 100 75
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 100 75
6.95%, 01/28/2085
(k)
$ 1,000 1,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(k)
1,200 1,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Ceska sporitelna AS
4.57%, 07/03/2031
(k)
EUR 100 121
3 Month Euro Interbank Offered Rate +
1.80%
Citibank NA
4.91%, 05/29/2030 $ 933 960
Citigroup Inc
0.50%, 11/01/2028 CHF 200 248
2.52%, 11/03/2032
(k)
$ 200 178
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031
(k)
100 92
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(k)
300 280
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
273 202
Secured Overnight Financing Rate + 1.38%
3.79%, 03/17/2033
(k)
1,501 1,428
Secured Overnight Financing Rate + 1.94%
4.11%, 04/29/2036
(k)
EUR 100 120
3 Month Euro Interbank Offered Rate +
1.58%
4.45%, 09/29/2027 $ 938 941
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
4.54%, 09/19/2030
(k)
$ 1,592 $ 1,602
Secured Overnight Financing Rate + 1.34%
4.66%, 05/24/2028
(k)
100 101
Secured Overnight Financing Rate + 1.89%
5.17%, 02/13/2030
(k)
200 205
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(k)
549 556
Secured Overnight Financing Rate + 1.49%
5.30%, 05/06/2044 100 97
5.33%, 03/27/2036
(k)
200 205
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(k)
1,347 1,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(k)
100 104
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,245 1,326
6.17%, 05/25/2034
(k)
100 106
Secured Overnight Financing Rate + 2.66%
6.88%, 08/15/2030
(h),(k)
1,700 1,752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(h),(k)
2,500 2,572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.13%, 08/15/2029
(h),(k)
500 516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
Citizens Financial Group Inc
4.00%, 10/06/2026
(h),(j),(k)
1,300 1,282
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.72%, 07/23/2032
(k)
1,997 2,084
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(k)
100 104
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(k)
100 104
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 113
4.88%, 10/16/2034
(k)
100 122
Euribor Swap Rate 5 Year + 2.15%
Commonwealth Bank of Australia
2.69%, 03/11/2031
(i)
$ 250 227
6.70%, 03/15/2038
(k)
AUD 200 141
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 100 113
3 Month Euro Interbank Offered Rate +
1.18%
4.63%, 05/23/2029 GBP 100 131
4.99%, 05/27/2031
(i),(k)
$ 250 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028 1,263 1,291
Credit Agricole SA
3.75%, 01/22/2034 EUR 100 118
3.75%, 05/27/2035 100 116
3.88%, 11/28/2034 100 119
4.00%, 01/10/2033
(i),(k)
$ 250 246
USD Swap Semi-Annual 5 Year + 1.64%
4.88%, 10/23/2029 GBP 100 133
5.22%, 05/27/2031
(i),(k)
$ 1,709 1,752
Secured Overnight Financing Rate + 1.46%
5.30%, 07/12/2028
(i)
557 573

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole SA (continued)
7.13%, 09/23/2035
(h),(i),(k),(o)
$ 3,000 $ 3,092
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 100 111
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 225
4.81%, 05/15/2035
(k)
100 121
Euribor Swap Rate 5 Year + 1.90%
Crelan SA
6.00%, 02/28/2030
(k)
100 127
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
4.13%, 01/10/2031
(k)
100 121
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
Deutsche Bank AG
1.63%, 01/20/2027 200 228
8.13%, 04/30/2030
(h),(k),(o)
$ 1,400 1,492
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(k)
855 812
Secured Overnight Financing Rate + 3.04%
3.73%, 01/14/2032
(k)
361 340
Secured Overnight Financing Rate + 2.76%
3.74%, 01/07/2033
(k)
950 877
Secured Overnight Financing Rate + 2.26%
6.72%, 01/18/2029
(k)
190 199
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(k)
225 247
Secured Overnight Financing Rate + 3.65%
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 109
3 Month Euro Interbank Offered Rate +
0.53%
Erste Group Bank AG
3.63%, 11/26/2035
(k)
100 115
Euribor Swap Rate 5 Year + 1.30%
Eurobank SA
4.88%, 04/30/2031
(k)
100 123
Euribor Swap Rate 5 Year + 2.17%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 152
Fifth Third Bancorp
6.36%, 10/27/2028
(k)
$ 50 52
Secured Overnight Financing Rate + 2.19%
First Citizens BancShares Inc/NC
5.60%, 09/05/2035 713 711
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.70%
6.25%, 03/12/2040
(k)
386 392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.97%
First Horizon Bank
5.75%, 05/01/2030 1,431 1,480
FNB Corp/PA
5.72%, 12/11/2030
(k)
1,375 1,402
Secured Overnight Financing Rate + 1.93%
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 215
1.25%, 02/07/2029 100 110
1.54%, 09/10/2027
(k)
$ 378 369
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
813 724
Secured Overnight Financing Rate + 1.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
3.10%, 02/24/2033
(k)
$ 150 $ 138
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(k)
790 614
Secured Overnight Financing Rate + 1.51%
3.63%, 10/29/2029
(k)
GBP 100 128
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 100 90
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029 961 961
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.37%, 10/21/2031 771 768
Secured Overnight Financing Rate + 2.12%
4.69%, 10/23/2030
(k)
360 365
Secured Overnight Financing Rate + 1.14%
5.15%, 05/22/2045 100 95
5.33%, 07/23/2035
(k)
100 103
Secured Overnight Financing Rate + 1.55%
5.56%, 11/19/2045
(k)
100 101
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(k)
100 105
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(k)
455 471
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(k)
100 107
Secured Overnight Financing Rate + 1.55%
6.45%, 05/01/2036 50 55
6.56%, 10/24/2034
(k)
100 112
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,331 2,614
6.85%, 02/10/2030
(h),(k)
2,800 2,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(h),(k)
1,700 1,802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
3.45%, 09/25/2030
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(k)
$ 200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.62%, 11/06/2031
(k),(l)
604 605
Secured Overnight Financing Rate + 1.19%
5.60%, 05/17/2028
(k)
200 204
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(k)
910 958
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(k)
1,005 1,027
Secured Overnight Financing Rate + 1.96%
6.33%, 03/09/2044 1,281 1,415
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 123
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 216
Secured Overnight Financing Rate + 2.98%
8.20%, 11/16/2034
(k)
GBP 150 218
Generic Britain 5 Year Government Bond +
4.55%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(k)
$ 2,730 $ 2,676
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(h),(k)
1,000 1,012
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(h),(k)
1,700 1,684
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
250 251
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(k)
EUR 100 112
Euribor Swap Rate 5 Year + 1.15%
3.88%, 08/12/2029
(k)
100 119
3 Month Euro Interbank Offered Rate +
1.72%
4.02%, 03/28/2028
(k)
$ 200 199
Secured Overnight Financing Rate + 1.83%
4.75%, 05/23/2034
(k)
EUR 100 126
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(k)
100 123
Euribor Swap Rate 5 Year + 2.20%
5.75%, 11/16/2026
(h),(k),(o)
$ 2,600 2,609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
7.00%, 11/16/2032
(h),(k),(o)
2,000 2,074
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 121
2.93%, 10/14/2030 EUR 100 115
5.13%, 08/29/2031 100 128
6.63%, 06/20/2033
(i)
$ 200 220
Ipoteka-Bank ATIB
6.45%, 10/09/2030 825 826
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
EUR 100 99
3 Month Euro Interbank Offered Rate +
0.65%
2.07%, 06/01/2029
(k)
$ 4,361 4,146
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(k)
300 279
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
2,936 2,124
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
346 311
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028 591 586
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(h),(k)
6,400 6,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(k)
400 398
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(k)
200 180
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(k)
100 82
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
4.51%, 10/22/2028
(k)
$ 583 $ 588
Secured Overnight Financing Rate + 0.86%
4.85%, 02/01/2044 100 96
4.91%, 07/25/2033
(k)
315 321
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 95
5.01%, 01/23/2030
(k)
100 102
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(k)
100 103
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(k)
200 206
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(k)
100 104
Secured Overnight Financing Rate + 1.62%
5.53%, 11/29/2045
(k)
278 286
Secured Overnight Financing Rate + 1.55%
5.58%, 07/23/2036 740 767
Secured Overnight Financing Rate + 3.27%
5.72%, 09/14/2033
(k)
50 53
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(k)
100 107
Secured Overnight Financing Rate + 1.49%
6.25%, 10/23/2034 1,226 1,350
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(h),(k)
800 843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KBC Group NV
4.38%, 11/23/2027
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(k)
100 122
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 $ 1,046 1,041
4.90%, 08/08/2032 865 857
KeyCorp
2.25%, 04/06/2027 100 97
5.12%, 04/04/2031
(k)
235 241
Secured Overnight Financing Rate + 1.23%
KeyCorp Capital III
7.75%, 07/15/2029 795 845
Lloyds Banking Group PLC
3.88%, 05/14/2032
(k)
EUR 100 119
Euribor Swap Rate 1 Year + 1.18%
4.75%, 09/21/2031
(k)
100 124
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
4.98%, 08/11/2033
(k)
$ 200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.72%, 06/05/2030
(k)
593 620
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.87%, 03/06/2029
(k)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
6.07%, 06/13/2036
(k)
236 247
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
6.63%, 09/27/2035
(h),(k),(l),(o)
400 398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(h),(j),(k),(o)
300 309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC (continued)
8.00%, 09/27/2029
(h),(k),(o)
$ 3,000 $ 3,246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(h),(k)
3,000 2,892
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(k)
100 100
Secured Overnight Financing Rate + 1.85%
5.40%, 07/30/2035
(k)
548 552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.43%
Macquarie Group Ltd
3.76%, 11/28/2028
(i),(k)
100 99
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
5.49%, 11/09/2033
(i),(j),(k)
100 105
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
EUR 100 110
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 216
2.56%, 02/25/2030 $ 200 187
4.53%, 09/12/2031
(k)
450 452
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.43%, 04/17/2035
(k)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
1.98%, 09/08/2031
(k)
200 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2031 1,243 1,106
3.98%, 05/21/2034 EUR 100 120
4.16%, 05/20/2028 100 120
5.67%, 05/27/2029
(k)
$ 200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(k)
1,359 1,414
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(k)
EUR 200 208
3 Month Euro Interbank Offered Rate +
0.72%
2.48%, 09/16/2036
(k)
$ 777 678
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 179
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(k)
974 764
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 1,803 1,784
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 318 309
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 200
4.65%, 10/18/2030
(k)
258 261
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(k)
1,727 1,774
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(k)
100 103
Secured Overnight Financing Rate + 1.11%
5.30%, 04/20/2037
(k)
921 937
Secured Overnight Financing Rate + 2.62%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.32%, 07/19/2035 $ 534 $ 549
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(k)
100 104
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(k)
200 204
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 139
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(k)
$ 100 107
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039 1,198 1,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.63%, 11/01/2034
(k)
100 112
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 301
5.50%, 05/26/2028
(k)
460 469
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
2.13%, 05/24/2028 EUR 100 114
2.33%, 08/21/2030
(i)
$ 250 226
National Bank of Canada
5.43%, 08/16/2032
(k)
CAD 100 74
Canadian Overnight Repo Rate Average +
2.32%
National Bank of Uzbekistan
7.20%, 07/17/2030 $ 925 955
8.50%, 07/05/2029 2,550 2,730
NatWest Group PLC
1.64%, 06/14/2027
(k)
709 698
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(k)
GBP 100 126
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 1,920 1,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.99%, 05/13/2036
(k)
EUR 100 119
3 Month Euro Interbank Offered Rate +
1.52%
4.60%, 06/28/2031
(h),(k),(o)
$ 800 728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.77%, 02/16/2029
(k)
EUR 100 121
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(k)
$ 986 1,005
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.02%, 03/02/2034
(k)
200 215
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.30%, 11/19/2034
(h),(k),(o)
400 423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(h),(j),(k),(o)
1,000 1,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
NatWest Markets PLC
4.79%, 03/21/2028
(i)
341 346
Nordea Bank Abp
2.88%, 08/24/2032 EUR 100 114
5.38%, 09/22/2027
(i)
$ 970 994
Northern Trust Corp
3.15%, 05/03/2029 100 97

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nykredit Realkredit A/S
4.00%, 07/17/2028 EUR 100 $ 119
OP Corporate Bank plc
0.38%, 06/16/2028 100 109
OTP Bank Nyrt
4.25%, 10/16/2030
(k)
100 119
3 Month Euro Interbank Offered Rate +
1.95%
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 200 198
4.63%, 06/06/2033
(k)
100 99
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(k)
100 102
Secured Overnight Financing Rate + 1.93%
5.49%, 05/14/2030
(k)
100 104
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(h),(k)
500 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(h),(j),(k)
2,800 2,873
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(k)
EUR 100 110
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.50%, 09/06/2035
(k)
$ 501 513
Secured Overnight Financing Rate + 2.06%
5.72%, 06/06/2030
(k)
621 645
Secured Overnight Financing Rate + 1.49%
7.38%, 12/10/2037 1,087 1,251
Riyad Sukuk Ltd
6.21%, 07/14/2035
(k)
2,100 2,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Royal Bank of Canada
1.40%, 11/02/2026
(j)
200 195
2.13%, 04/26/2029 EUR 100 113
2.94%, 05/03/2032
(k)
CAD 150 107
Canadian Dollar Offered Rate 3 Month +
0.76%
4.21%, 07/03/2035
(k)
100 73
Canadian Overnight Repo Rate Average
Compounded Index + 1.51%
4.72%, 03/27/2028
(k)
$ 1,056 1,066
Secured Overnight Financing Rate + 0.81%
5.15%, 02/01/2034 200 209
6.35%, 11/24/2084
(k)
2,600 2,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(k)
4,600 4,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.75%, 08/24/2085
(k)
400 416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(k)
500 531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Santander Holdings USA Inc
3.24%, 10/05/2026 100 99
6.57%, 06/12/2029
(k)
100 104
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 209
Secured Overnight Financing Rate + 2.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Saudi Awwal Bank
5.95%, 09/04/2035
(k)
$ 450 $ 454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
Skandinaviska Enskilda Banken AB
3.50%, 08/14/2035 EUR 100 116
3.75%, 02/07/2028 125 148
Societe Generale SA
0.50%, 06/12/2029
(k)
100 109
3 Month Euro Interbank Offered Rate +
0.95%
2.63%, 05/30/2029 100 115
3.63%, 03/01/2041
(i)
$ 200 150
3.75%, 05/17/2035
(k)
EUR 100 115
Euribor Swap Rate 5 Year + 1.65%
5.25%, 09/06/2032
(k)
100 120
EUR Swap Annual (VS 6 Month) 5 Year +
3.10%
8.50%, 03/25/2034
(h),(i),(k),(o)
$ 600 652
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(h),(i),(k),(o)
200 221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
3.27%, 02/18/2036
(i),(k)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(h),(k),(o)
1,825 1,715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 124
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
5.24%, 05/13/2031
(i),(k)
$ 200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
7.63%, 01/16/2032
(h),(i),(j),(k),(o)
2,325 2,469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
4.14%, 12/03/2029
(k)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 03/15/2029
(h),(k)
500 520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(h),(k)
2,800 2,939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
4.95%, 07/08/2033
(k)
1,123 1,146
Secured Overnight Financing Rate + 1.38%
5.81%, 09/14/2033 200 215
5.88%, 07/13/2026 200 202
6.18%, 07/13/2043 100 110
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i)
200 197
4.45%, 09/10/2027
(i)
763 768
Swedbank AB
0.20%, 01/12/2028 EUR 200 220
1.54%, 11/16/2026
(i)
$ 1,405 1,370
7.75%, 03/17/2030
(h),(k),(o)
200 215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
$ 511 $ 503
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 200 197
2.00%, 09/10/2031
(j)
100 89
2.55%, 08/03/2027 EUR 100 116
4.42%, 10/31/2035
(k)
CAD 100 74
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.48%, 01/18/2028 200 147
4.68%, 01/08/2029 200 150
4.75%, 09/11/2030 AUD 50 33
4.93%, 10/15/2035 $ 569 570
6.35%, 10/31/2085
(k)
1,600 1,619
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(k)
1,300 1,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Bank
4.14%, 10/23/2029
(k)
936 932
Secured Overnight Financing Rate + 0.91%
Truist Financial Corp
3.88%, 03/19/2029 100 99
5.10%, 03/01/2030
(h),(k)
500 501
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.71%, 01/24/2035
(k)
100 105
Secured Overnight Financing Rate + 1.92%
6.67%, 03/01/2026
(h),(k)
4,500 4,519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS AG/Stamford CT
7.50%, 02/15/2028 873 942
UBS Group AG
0.88%, 11/03/2031 EUR 200 203
1.49%, 08/10/2027
(i),(k)
$ 785 768
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
3.87%, 01/12/2029
(i),(k)
400 397
3 Month USD LIBOR + 1.41%
4.38%, 02/10/2031
(h),(i),(k),(o)
1,200 1,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.63%, 03/17/2028
(k)
EUR 200 237
Euribor Swap Rate 1 Year + 1.15%
4.88%, 05/15/2045 $ 250 235
5.43%, 02/08/2030
(i),(k)
758 784
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.58%, 05/09/2036
(i),(k)
271 283
Secured Overnight Financing Rate + 1.76%
6.60%, 08/05/2030
(h),(i),(k),(o)
400 400
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
9.02%, 11/15/2033
(i),(k)
330 415
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 104
3.80%, 01/16/2033
(k)
150 177
3 Month Euro Interbank Offered Rate +
1.40%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
1.38%, 07/22/2030 $ 100 $ 88
2.49%, 11/03/2036
(k)
2,311 1,997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 96
3.70%, 01/15/2027
(h),(k)
7,000 6,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.84%, 06/12/2034
(k)
200 213
Secured Overnight Financing Rate + 2.26%
Webster Financial Corp
5.78%, 09/11/2035
(k)
851 851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
Wells Fargo & Co
2.50%, 05/02/2029 GBP 100 123
2.57%, 02/11/2031
(k)
$ 539 503
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(k)
363 344
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,314 1,025
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(k)
100 99
Secured Overnight Financing Rate + 1.51%
3.90%, 07/22/2032
(k)
EUR 100 120
3 Month Euro Interbank Offered Rate +
1.22%
3.90%, 05/01/2045 $ 100 82
4.08%, 09/15/2029
(k)
1,137 1,134
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 200 200
4.48%, 04/04/2031
(k)
200 201
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(k)
100 88
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 242 215
4.89%, 09/15/2036
(k)
50 50
Secured Overnight Financing Rate + 1.34%
5.39%, 04/24/2034
(k)
602 625
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(k)
248 259
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(k)
100 105
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
200 207
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 570 573
Wells Fargo Bank NA
6.60%, 01/15/2038 250 281
Westpac Banking Corp
2.96%, 11/16/2040 50 38
3.02%, 11/18/2036
(k)
100 90
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.30%, 06/19/2030 AUD 100 65
5.46%, 11/18/2027 $ 200 206
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 169
Zions Bancorp NA
6.82%, 11/19/2035
(k)
$ 1,042 1,106
Secured Overnight Financing Rate + 2.83%
$ 276,285

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0.25%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 $ 100 $ 99
4.90%, 02/01/2046 1,204 1,133
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 100 110
2.75%, 03/17/2036 100 108
2.88%, 04/02/2032 100 114
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 80 73
5.00%, 06/15/2034 100 103
5.45%, 01/23/2039 100 104
5.55%, 01/23/2049 25 25
5.80%, 01/23/2059 100 105
Bacardi Ltd
5.15%, 05/15/2038 100 95
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 84
Coca-Cola Co/The
0.95%, 05/06/2036 100 91
1.50%, 03/05/2028 $ 200 190
1.65%, 06/01/2030 200 180
2.50%, 03/15/2051 100 61
5.20%, 01/14/2055 50 49
Constellation Brands Inc
4.35%, 05/09/2027 351 352
4.90%, 05/01/2033
(j)
50 50
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 111
2.75%, 06/08/2038 GBP 100 101
Heineken NV
1.50%, 10/03/2029 EUR 100 111
1.75%, 03/17/2031 100 109
JDE Peet's NV
0.63%, 02/09/2028 100 111
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 74
Molson Coors Beverage Co
3.00%, 07/15/2026 200 199
PepsiCo Inc
3.00%, 10/15/2027 250 247
3.38%, 07/29/2049 200 147
3.60%, 02/18/2028 434 432
4.45%, 02/07/2028 630 638
4.65%, 07/23/2032 569 581
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 110
$ 6,097
Biotechnology - 0.30%
Amgen Inc
3.15%, 02/21/2040 $ 1,358 1,073
4.05%, 08/18/2029 200 199
4.40%, 05/01/2045 215 186
4.40%, 02/22/2062 50 40
4.66%, 06/15/2051 200 174
5.15%, 03/02/2028 568 581
5.25%, 03/02/2030 248 257
5.25%, 03/02/2033 200 207
5.60%, 03/02/2043 50 51
5.65%, 03/02/2053 824 822
5.75%, 03/02/2063 428 427
Biogen Inc
3.15%, 05/01/2050 100 66
CSL Finance PLC
4.63%, 04/27/2042
(i)
100 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
4.15%, 03/01/2047 $ 200 $ 169
4.80%, 11/15/2029 630 647
5.10%, 06/15/2035 418 431
5.25%, 10/15/2033 100 105
Royalty Pharma PLC
2.15%, 09/02/2031 1,037 904
3.35%, 09/02/2051 100 68
5.15%, 09/02/2029 355 364
5.95%, 09/25/2055 247 248
$ 7,111
Building Materials - 0.73%
Amrize Finance US LLC
7.13%, 07/15/2036
(i)
50 58
Carlisle Cos Inc
2.20%, 03/01/2032 100 87
5.55%, 09/15/2040 236 240
Carrier Global Corp
3.38%, 04/05/2040 857 698
3.58%, 04/05/2050 100 75
4.13%, 05/29/2028 EUR 100 119
Cie de Saint-Gobain SA
2.38%, 10/04/2027 100 115
3.50%, 01/18/2029 100 118
CRH America Finance Inc
5.60%, 02/09/2056 $ 242 242
CRH SMW Finance DAC
4.25%, 07/11/2035 EUR 100 121
5.13%, 01/09/2030 $ 200 206
5.20%, 05/21/2029 917 945
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 EUR 175 198
Johnson Controls International plc
4.25%, 05/23/2035 100 122
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 $ 2,000 2,050
Martin Marietta Materials Inc
2.40%, 07/15/2031 565 508
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i),(j)
8,970 6,531
Owens Corning
3.95%, 08/15/2029 100 99
5.50%, 06/15/2027 348 355
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
890 923
6.75%, 03/01/2033
(i)
1,440 1,498
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
2,125 2,118
Trane Technologies Financing Ltd
3.80%, 03/21/2029 50 50
Vulcan Materials Co
3.50%, 06/01/2030 100 97
$ 17,573
Chemicals - 1.00%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 101
Air Products and Chemicals Inc
3.25%, 06/16/2032 100 115
Akzo Nobel NV
2.00%, 03/28/2032 100 107
Albemarle Corp
5.05%, 06/01/2032
(j)
$ 100 99
BASF SE
4.50%, 03/08/2035 EUR 100 124
Braskem Idesa SAPI
6.99%, 02/20/2032 $ 800 513
7.45%, 11/15/2029 1,625 1,052

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Celanese US Holdings LLC
6.75%, 04/15/2033
(j)
$ 1,770 $ 1,743
CF Industries Inc
5.38%, 03/15/2044 1,024 985
Dow Chemical Co/The
4.80%, 01/15/2031 100 100
4.80%, 05/15/2049 100 82
5.65%, 03/15/2036
(j)
718 719
DuPont de Nemours Inc
5.32%, 11/15/2038 30 32
Eastman Chemical Co
5.75%, 03/08/2033 677 711
Ecolab Inc
2.70%, 12/15/2051 911 577
3.95%, 12/01/2047 100 82
4.30%, 06/15/2028 304 306
5.25%, 01/15/2028 572 587
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 61
Inversion Escrow Issuer LLC
6.75%, 08/01/2032
(i)
470 459
LANXESS AG
0.63%, 12/01/2029 EUR 100 104
Linde PLC
0.38%, 09/30/2033 100 93
1.00%, 03/31/2027 100 113
2.63%, 02/18/2029 100 116
LYB International Finance BV
4.88%, 03/15/2044 $ 50 43
LYB International Finance III LLC
6.15%, 05/15/2035 50 52
Nutrien Ltd
2.95%, 05/13/2030 250 235
5.20%, 06/21/2027 376 382
Olympus Water US Holding Corp
7.25%, 02/15/2033
(i)
3,100 3,086
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 165
PPG Industries Inc
4.38%, 03/15/2031
(l)
811 808
RPM International Inc
2.95%, 01/15/2032 227 205
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(i)
9,270 9,188
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 87
Westlake Corp
2.88%, 08/15/2041 100 69
3.38%, 08/15/2061 830 511
Yara International ASA
4.75%, 06/01/2028
(i)
100 101
$ 23,913
Coal - 0.21%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
5,275 4,925
Commercial Mortgage Backed Securities - 1.29%
Bayview Commercial Asset Trust 2005-3
4.59%, 11/25/2035
(i)
467 455
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
4.71%, 11/25/2035
(i)
359 352
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
4.45%, 07/25/2036
(i)
324 312
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Bayview Commercial Asset Trust 2006-3
4.48%, 10/25/2036
(i)
$ 107 $ 103
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.49%
Bayview Commercial Asset Trust 2006-4
4.45%, 12/25/2036
(i)
566 549
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
4.78%, 09/25/2037
(i)
537 509
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
Bayview Commercial Asset Trust 2008-2
7.86%, 04/25/2038
(i)
487 485
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.86%
BBCMS 2018-TALL Mortgage Trust
4.95%, 03/15/2037
(i)
1,470 1,385
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 390 364
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 3,560 3,491
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 1,600 1,411
Benchmark 2022-B32 Mortgage Trust
3.00%, 01/15/2055
(m)
536 478
Benchmark 2022-B33 Mortgage Trust
3.46%, 03/15/2055 405 376
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(m)
2,831 2,640
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(i),(m)
200 186
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(i)
1,500 1,389
BX Trust 2019-OC11
3.94%, 12/09/2041
(i),(m)
1,750 1,657
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,069
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(i)
1,484 1,563
FRESB 2019-SB63 Mortgage Trust
1.60%, 04/25/2039
(m),(p)
9,287 326
FRESB 2020-SB76 Mortgage Trust
1.09%, 05/25/2030
(m),(p)
5,557 210
FRESB 2020-SB77 Mortgage Trust
0.10%, 06/25/2040
(m),(p)
17,573 670
Grace Trust 2020-GRCE
2.35%, 12/10/2040
(i)
1,072 955
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(i),(m)
2,000 1,951
Harvest Commercial Capital Loan Trust 2020-1
5.96%, 04/25/2052
(i),(m)
270 268
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,750 1,795
Houston Galleria Mall Trust 2025-HGLR
5.64%, 02/05/2045
(i),(m)
1,084 1,126
JP Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.99%, 10/05/2039
(i),(m)
1,007 1,025
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(i)
1,400 1,258
ROCK Trust 2024-CNTR
5.39%, 11/13/2041
(i)
225 231
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052 540 512

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2014-C21
4.21%, 08/15/2047
(m)
$ 213 $ 208
4.23%, 08/15/2047
(m)
737 691
$ 31,000
Commercial Services - 2.20%
Abertis France SAS
1.63%, 09/18/2029 EUR 100 109
Abertis Infraestructuras SA
4.13%, 01/31/2028 100 119
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,945 2,729
ADT Security Corp/The
5.88%, 10/15/2033
(i)
850 862
AMN Healthcare Inc
6.50%, 01/15/2031
(i)
1,780 1,784
APRR SA
1.25%, 01/18/2028 EUR 100 113
Ashtead Capital Inc
4.25%, 11/01/2029
(i)
$ 200 197
ASTM SpA
1.00%, 11/25/2026 EUR 100 114
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 100 114
2.75%, 09/02/2032 100 112
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 127
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
8.25%, 01/15/2030
(i)
$ 420 429
8.38%, 06/15/2032
(i)
420 430
Block Financial LLC
3.88%, 08/15/2030 100 97
Champions Financing Inc
8.75%, 02/15/2029
(i),(j)
2,550 2,472
Duke University
2.76%, 10/01/2050 100 66
ERAC USA Finance LLC
4.90%, 05/01/2033
(i)
100 101
Ford Foundation/The
2.82%, 06/01/2070 950 556
Global Payments Inc
2.90%, 11/15/2031 100 89
GXO Logistics Inc
6.25%, 05/06/2029 500 526
Herc Holdings Inc
7.00%, 06/15/2030
(i)
425 445
7.25%, 06/15/2033
(i)
700 738
Massachusetts Institute of Technology
3.07%, 04/01/2052 100 69
Moody's Corp
2.75%, 08/19/2041 100 73
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 114
3.63%, 07/24/2029 EUR 100 118
PayPal Holdings Inc
5.05%, 06/01/2052
(j)
$ 100 94
President and Fellows of Harvard College
3.75%, 11/15/2052 100 79
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,150 4,050
Quanta Services Inc
2.35%, 01/15/2032 612 541
2.90%, 10/01/2030 623 583
3.05%, 10/01/2041 530 397
5.25%, 08/09/2034 722 743
RELX Finance BV
0.50%, 03/10/2028 EUR 100 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Rentokil Initial Finance BV
3.88%, 06/27/2027 EUR 100 $ 117
S&P Global Inc
2.70%, 03/01/2029 $ 647 619
3.70%, 03/01/2052 100 77
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(i)
2,850 2,944
Sotheby's
7.38%, 10/15/2027
(i)
4,650 4,632
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 72
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 36
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 116
4.56%, 11/14/2028 CAD 100 73
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 59
Triton Container International Ltd
3.15%, 06/15/2031
(i)
$ 1,896 1,714
Triton Container International Ltd / TAL
International Container Corp
3.25%, 03/15/2032 612 549
University of Miami
4.06%, 04/01/2052 50 41
University of Southern California
4.98%, 10/01/2053 50 47
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,575 4,434
Verisk Analytics Inc
5.13%, 02/15/2036 378 380
Volkswagen Financial Services AG
0.88%, 01/31/2028 EUR 200 221
VT Topco Inc
8.50%, 08/15/2030
(i)
$ 5,495 5,715
Wand NewCo 3 Inc
7.63%, 01/30/2032
(i)
5,475 5,722
WEX Inc
6.50%, 03/15/2033
(i)
5,525 5,650
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 105
$ 52,623
Computers - 0.74%
Accenture Capital Inc
4.50%, 10/04/2034 $ 429 423
Amentum Holdings Inc
7.25%, 08/01/2032
(i)
1,275 1,327
Apple Inc
1.38%, 05/24/2029 EUR 100 112
1.40%, 08/05/2028 $ 1,431 1,343
1.65%, 02/08/2031 100 89
2.65%, 05/11/2050 1,043 664
2.70%, 08/05/2051 382 243
2.85%, 08/05/2061 200 121
3.35%, 08/08/2032 200 191
3.95%, 08/08/2052 100 81
4.15%, 05/10/2030 100 101
4.38%, 05/13/2045 587 529
4.45%, 05/06/2044 100 93
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 2,038
Booz Allen Hamilton Inc
5.95%, 08/04/2033
(j)
100 104
5.95%, 04/15/2035
(j)
879 910
Capgemini SE
2.00%, 04/15/2029 EUR 100 113
2.50%, 09/25/2028 100 115

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 936 $ 722
4.35%, 02/01/2030 1,052 1,051
4.75%, 04/01/2028 917 930
5.10%, 02/15/2036 50 49
5.25%, 02/01/2028 100 102
5.75%, 02/01/2033 150 158
8.10%, 07/15/2036 783 950
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 563 559
5.25%, 07/01/2028 100 103
5.60%, 10/15/2054 50 47
HP Inc
5.50%, 01/15/2033 100 103
IBM International Capital Pte Ltd
4.75%, 02/05/2031 2,031 2,071
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 107
2.20%, 02/09/2027 $ 200 196
3.38%, 02/06/2027 EUR 100 117
4.00%, 02/06/2043 100 115
5.10%, 02/06/2053 $ 100 93
5.20%, 02/10/2035 100 102
Kyndryl Holdings Inc
3.15%, 10/15/2031 549 500
4.10%, 10/15/2041 50 40
Leidos Inc
4.38%, 05/15/2030 728 727
5.50%, 03/15/2035 50 52
Teleperformance SE
4.25%, 01/21/2030 EUR 100 119
Western Digital Corp
2.85%, 02/01/2029 $ 100 95
$ 17,705
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 89
Reckitt Benckiser Treasury Services PLC
2.63%, 09/10/2028 EUR 100 116
$ 205
Cosmetics & Personal Care - 0.11%
Estee Lauder Cos Inc/The
5.15%, 05/15/2053
(j)
$ 100 95
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 105
Haleon US Capital LLC
4.00%, 03/24/2052 $ 1,550 1,247
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
15,607 —
Kenvue Inc
4.85%, 05/22/2032 569 576
5.10%, 03/22/2043 100 96
Procter & Gamble Co/The
4.05%, 01/26/2033 200 200
Unilever Capital Corp
5.00%, 12/08/2033 100 104
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 100 109
$ 2,532
Credit Card Asset Backed Securities - 0.21%
American Express Credit Account Master Trust
4.65%, 07/15/2029 $ 1,305 1,322
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 1,250 1,251
Discover Card Execution Note Trust
4.31%, 03/15/2028 2,405 2,407
$ 4,980
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.06%
RB Global Holdings Inc
7.75%, 03/15/2031
(i)
$ 925 $ 965
Resideo Funding Inc
6.50%, 07/15/2032
(i)
450 461
$ 1,426
Diversified Financial Services - 3.45%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 138
3.85%, 10/29/2041 150 124
Air Lease Corp
5.30%, 02/01/2028 150 152
5.85%, 12/15/2027 100 103
Ally Financial Inc
6.18%, 07/26/2035
(k)
100 103
Secured Overnight Financing Rate + 2.29%
6.70%, 02/14/2033 2,200 2,294
American Express Co
3.13%, 05/20/2026 100 100
3.43%, 05/20/2032
(k)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.10%
3.55%, 09/15/2026
(h),(k)
$ 6,900 6,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.92%, 07/20/2033
(k)
382 389
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031 631 650
Secured Overnight Financing Rate + 2.04%
5.10%, 02/16/2028
(k)
1,617 1,637
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(k)
150 155
Secured Overnight Financing Rate + 1.28%
5.67%, 04/25/2036 551 582
Secured Overnight Financing Rate + 3.58%
Apollo Global Management Inc
6.00%, 12/15/2054
(j),(k)
50 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
6.25%, 04/15/2028
(i)
100 104
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(i)
200 193
Azorra Finance Ltd
7.75%, 04/15/2030
(i)
3,975 4,191
Blackstone Holdings Finance Co LLC
3.50%, 06/01/2034 EUR 100 117
Blue Owl Finance LLC
3.13%, 06/10/2031 $ 100 91
Bread Financial Holdings Inc
6.75%, 05/15/2031
(i),(l)
975 982
8.38%, 06/15/2035
(i),(k)
1,850 1,893
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
9.75%, 03/15/2029
(i)
3,000 3,202
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
5,675 5,874
Cantor Fitzgerald LP
4.50%, 04/14/2027
(i)
100 99
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 110
3.80%, 01/31/2028 $ 100 99
3.95%, 09/01/2026
(h),(j),(k)
500 491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.49%, 09/11/2031
(k)
100 99
Secured Overnight Financing Rate + 1.25%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp (continued)
4.93%, 05/10/2028
(k)
$ 150 $ 151
Secured Overnight Financing Rate + 2.06%
5.88%, 07/26/2035
(k)
100 105
Secured Overnight Financing Rate + 1.99%
Charles Schwab Corp/The
3.30%, 04/01/2027 100 99
4.00%, 06/01/2026
(h),(k)
5,000 4,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(k)
100 104
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(k)
100 109
Secured Overnight Financing Rate + 2.01%
CME Group Inc
5.30%, 09/15/2043 100 102
Credit Acceptance Corp
9.25%, 12/15/2028
(i)
3,775 3,959
Equitable America Global Funding
3.95%, 09/15/2027
(i)
50 50
EZCORP Inc
7.38%, 04/01/2032
(i)
1,020 1,077
Focus Financial Partners LLC
6.75%, 09/15/2031
(i)
4,480 4,617
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(i)
1,550 1,592
goeasy Ltd
6.88%, 05/15/2030
(i)
1,075 1,057
Intercontinental Exchange Inc
1.85%, 09/15/2032 100 85
3.00%, 09/15/2060 100 62
4.95%, 06/15/2052 716 675
Jane Street Group / JSG Finance Inc
6.75%, 05/01/2033
(i)
1,500 1,565
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 88
Lazard Group LLC
4.38%, 03/11/2029 100 100
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 100 109
LSEGA Financing PLC
4.50%, 10/19/2028 GBP 100 132
Mastercard Inc
1.90%, 03/15/2031 $ 200 179
4.35%, 01/15/2032 770 774
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 96
5.35%, 06/28/2028 $ 100 103
Nomura Holdings Inc
3.00%, 01/22/2032 200 181
7.00%, 07/15/2030
(h),(k),(o)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
OneMain Finance Corp
4.00%, 09/15/2030 1,300 1,209
7.13%, 11/15/2031 1,425 1,477
7.50%, 05/15/2031 1,925 2,011
7.88%, 03/15/2030 2,500 2,635
ORIX Corp
5.20%, 09/13/2032 50 52
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,750 4,719
Raymond James Financial Inc
4.65%, 04/01/2030 200 204
Rfna LP
7.88%, 02/15/2030
(i)
3,475 3,460
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Rocket Cos Inc
6.13%, 08/01/2030
(i)
$ 500 $ 516
6.38%, 08/01/2033
(i)
1,100 1,146
6.50%, 08/01/2029
(i)
1,600 1,660
7.13%, 02/01/2032
(i)
575 604
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
475 446
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 68
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,797
Stellantis Financial Services US Corp
4.95%, 09/15/2028
(i)
452 454
Stonex Escrow Issuer LLC
6.88%, 07/15/2032
(i)
2,525 2,612
StoneX Group Inc
7.88%, 03/01/2031
(i)
1,850 1,959
Synchrony Financial
2.88%, 10/28/2031 100 89
5.15%, 03/19/2029 1,030 1,046
5.45%, 03/06/2031
(k)
332 338
Secured Overnight Financing Rate + 1.68%
USAA Capital Corp
4.38%, 06/01/2028
(i)
775 782
Visa Inc
2.05%, 04/15/2030 100 92
3.65%, 09/15/2047 100 79
Voya Financial Inc
5.00%, 09/20/2034 75 75
$ 82,772
Electric - 2.78%
AEP Texas Inc
5.85%, 10/15/2055 845 845
AEP Transmission Co LLC
4.50%, 06/15/2052 314 271
AES Corp/The
2.45%, 01/15/2031
(j)
133 120
5.45%, 06/01/2028 591 601
Alabama Power Co
3.00%, 03/15/2052 150 100
4.30%, 03/15/2031 50 50
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(m)
278 279
AltaLink LP
4.87%, 11/15/2040 CAD 100 73
Ameren Corp
5.70%, 12/01/2026 $ 332 337
Ameren Illinois Co
3.85%, 09/01/2032 100 96
American Electric Power Co Inc
5.80%, 03/15/2056 450 451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
6.05%, 03/15/2056
(k)
600 608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(k)
600 656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(k)
800 840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 121
Appalachian Power Co
4.50%, 03/01/2049 $ 100 84
7.00%, 04/01/2038 100 114

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Arizona Public Service Co
4.50%, 04/01/2042 $ 100 $ 89
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 100 64
AusNet Services Holdings Pty Ltd
2.60%, 07/31/2029 100 61
Avangrid Inc
3.80%, 06/01/2029 $ 100 98
Aydem Yenilenebilir Enerji AS
9.88%, 09/30/2030
(i)
750 740
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 99
Basin Electric Power Cooperative
5.85%, 10/15/2055
(i)
351 352
Black Hills Corp
4.55%, 01/31/2031 50 50
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 79
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 79
Bruce Power LP
4.70%, 12/21/2027 100 74
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035 $ 100 101
5.20%, 10/01/2028 150 155
CenterPoint Energy Inc
6.85%, 02/15/2055
(k)
50 54
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
CMS Energy Corp
4.75%, 06/01/2050
(k)
727 714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Comision Federal de Electricidad
5.00%, 09/29/2036 809 733
Commonwealth Edison Co
3.80%, 10/01/2042 100 83
5.95%, 06/01/2055 163 174
Connecticut Light and Power Co/The
4.95%, 08/15/2034 100 101
Consolidated Edison Co of New York Inc
4.13%, 05/15/2049 617 504
4.45%, 03/15/2044 321 284
4.50%, 12/01/2045 464 410
4.50%, 05/15/2058 100 84
4.63%, 12/01/2054 100 86
Constellation Energy Generation LLC
5.80%, 03/01/2033 100 107
Consumers Energy Co
3.60%, 08/15/2032 100 95
4.90%, 02/15/2029 100 103
Dominion Energy Inc
3.38%, 04/01/2030 100 96
4.85%, 08/15/2052 100 88
6.63%, 05/15/2055 1,050 1,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
DTE Electric Co
3.95%, 03/01/2049 921 745
4.05%, 05/15/2048 100 83
DTE Energy Co
4.88%, 06/01/2028 584 594
Duke Energy Carolinas LLC
3.55%, 03/15/2052 353 260
5.25%, 03/15/2035 100 104
5.40%, 01/15/2054 217 216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 $ 116
3.75%, 09/01/2046 $ 50 39
5.00%, 12/08/2027 200 203
5.80%, 06/15/2054 458 463
6.45%, 09/01/2054
(k)
50 53
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 301 317
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 70
5.40%, 04/01/2053 100 98
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 50
5.65%, 04/01/2053 229 232
Duke Energy Progress LLC
2.50%, 08/15/2050 100 60
4.00%, 04/01/2052 479 381
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(i)
100 90
E.ON International Finance BV
5.88%, 10/30/2037 GBP 100 134
E.ON SE
3.13%, 03/05/2030 EUR 100 117
3.50%, 10/26/2037 100 115
Eastern European Electric Co BV
6.50%, 05/15/2030
(i)
825 994
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 100
Edison International
5.25%, 11/15/2028 $ 100 101
EDP Finance BV
3.88%, 03/11/2030 EUR 100 120
Electricite de France SA
9.13%, 03/15/2033
(h),(k)
$ 1,700 1,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Emera US Finance LP
2.64%, 06/15/2031 100 89
4.75%, 06/15/2046 688 596
Enel Americas SA
4.00%, 10/25/2026 100 100
Enel Finance International NV
3.50%, 04/06/2028
(i)
347 341
4.50%, 02/20/2043 EUR 100 119
4.75%, 05/25/2047
(i)
$ 283 247
5.13%, 06/26/2029
(i)
475 487
6.80%, 09/15/2037
(i)
100 113
Enel SpA
4.25%, 01/14/2030
(h),(k)
EUR 100 118
Euribor Swap Rate 5 Year + 2.01%
Energo - Pro as
8.00%, 05/27/2030
(i)
2,025 2,473
Energuate Trust 2 0
6.35%, 09/15/2035
(i)
$ 1,025 1,029
Engie SA
2.13%, 03/30/2032 EUR 200 217
4.25%, 01/11/2043 100 114
Entergy Arkansas LLC
4.20%, 04/01/2049 $ 100 82
Entergy Louisiana LLC
2.35%, 06/15/2032 100 88
Entergy Mississippi LLC
3.85%, 06/01/2049 365 283

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Texas Inc
4.50%, 03/30/2039 $ 1,359 $ 1,276
5.25%, 04/15/2035 315 324
5.55%, 09/15/2054 50 49
Eurogrid GmbH
0.74%, 04/21/2033 EUR 100 96
EUSHI Finance Inc
6.25%, 04/01/2056
(k)
$ 400 398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Evergy Kansas Central Inc
4.70%, 03/13/2028 222 224
Evergy Metro Inc
4.20%, 06/15/2047 100 83
Eversource Energy
3.45%, 01/15/2050 100 73
Exelon Corp
4.10%, 03/15/2052 100 79
6.50%, 03/15/2055
(k)
100 105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Corp
2.65%, 03/01/2030 100 93
3.40%, 03/01/2050 100 70
4.85%, 07/15/2047 579 514
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(i)
912 932
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
1,139 986
Florida Power & Light Co
3.99%, 03/01/2049 100 81
4.05%, 10/01/2044 100 84
5.15%, 06/15/2029 771 801
5.30%, 06/15/2034
(j)
150 157
5.70%, 03/15/2055 50 52
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 67
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 $ 625 611
Georgia Power Co
3.25%, 03/15/2051 939 658
Hydro One Inc
3.63%, 06/25/2049 CAD 100 61
4.25%, 01/04/2035 100 73
Iberdrola Finanzas SA
1.62%, 11/29/2029 EUR 100 111
4.88%, 04/25/2028
(h),(k)
100 120
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Iberdrola International BV
6.75%, 07/15/2036 $ 75 85
Indianapolis Power & Light Co
5.70%, 04/01/2054
(i)
50 51
Interstate Power and Light Co
3.50%, 09/30/2049 627 458
ITC Holdings Corp
3.35%, 11/15/2027 100 98
Kentucky Power Co
7.00%, 11/15/2033
(i)
1,090 1,195
Kentucky Utilities Co
5.13%, 11/01/2040 100 99
5.85%, 08/15/2055 243 251
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
406 364
Lightning Power LLC
7.25%, 08/15/2032
(i)
1,675 1,774
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
MidAmerican Energy Co
5.30%, 02/01/2055 $ 50 $ 49
5.35%, 01/15/2034 50 52
5.85%, 09/15/2054 50 53
Narragansett Electric Co/The
5.35%, 05/01/2034
(i)
532 549
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 137
National Grid PLC
0.25%, 09/01/2028 EUR 100 108
0.55%, 09/18/2029 100 106
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027
(j)
$ 862 865
4.15%, 08/25/2028 276 277
4.75%, 02/07/2028 281 285
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 62
Nevada Power Co
3.13%, 08/01/2050 $ 100 66
New England Power Co
3.80%, 12/05/2047
(i)
100 79
New York State Electric & Gas Corp
5.85%, 08/15/2033
(i)
519 552
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 195
4.69%, 09/01/2027 385 389
5.30%, 03/15/2032 826 861
5.65%, 05/01/2079
(j),(k)
100 101
3 Month USD LIBOR + 3.16%
5.90%, 03/15/2055 680 703
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(i)
50 50
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 54
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 63
NRG Energy Inc
7.00%, 03/15/2033
(i)
50 55
Oglethorpe Power Corp
3.75%, 08/01/2050 100 74
Oklahoma Gas and Electric Co
3.25%, 04/01/2030
(j)
100 96
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 75
4.15%, 06/01/2032 503 493
5.75%, 03/15/2029 200 210
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 148
3.30%, 08/01/2040 150 114
3.95%, 12/01/2047 304 228
4.30%, 03/15/2045 1,053 847
4.95%, 07/01/2050 850 732
5.00%, 06/04/2028 50 51
6.10%, 01/15/2029 75 78
6.10%, 10/15/2055 1,031 1,030
6.75%, 01/15/2053 100 108
PacifiCorp
4.10%, 02/01/2042 100 83
PECO Energy Co
4.88%, 09/15/2035 50 50
PPL Capital Funding Inc
5.25%, 09/01/2034 274 281
Public Service Co of Colorado
1.90%, 01/15/2031 100 89
2.70%, 01/15/2051 1,592 983
3.70%, 06/15/2028 598 595
4.10%, 06/15/2048 779 631

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado (continued)
5.15%, 09/15/2035 $ 50 $ 51
Public Service Co of Oklahoma
2.20%, 08/15/2031 705 623
5.45%, 01/15/2036 50 51
Public Service Electric and Gas Co
4.85%, 08/01/2034 372 376
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 89
Puget Energy Inc
4.10%, 06/15/2030 100 98
Puget Sound Energy Inc
5.60%, 09/15/2055 50 50
5.69%, 06/15/2054 441 451
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 114
RWE AG
2.75%, 05/24/2030 100 116
RWE Finance US LLC
5.88%, 09/18/2055
(i)
$ 670 660
6.25%, 04/16/2054
(i)
976 1,005
Saavi Energia Sarl
8.88%, 02/10/2035
(i)
2,775 2,983
San Diego Gas & Electric Co
4.95%, 08/15/2028 100 102
5.40%, 04/15/2035 50 52
Sempra
4.13%, 04/01/2052
(k)
75 73
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
6.55%, 04/01/2055
(k)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
3.60%, 02/01/2045 100 73
5.88%, 12/01/2053 354 345
5.95%, 11/01/2032 200 211
6.20%, 09/15/2055 473 483
Southern Co/The
4.85%, 06/15/2028 100 102
Southern Power Co
5.25%, 07/15/2043 100 96
Southwestern Public Service Co
6.00%, 06/01/2054 50 52
SSE PLC
4.00%, 01/21/2028
(h),(k)
EUR 100 117
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(i)
$ 417 428
Union Electric Co
3.25%, 10/01/2049 100 70
3.90%, 04/01/2052 436 342
Virginia Electric and Power Co
2.40%, 03/30/2032 150 133
4.60%, 12/01/2048 50 44
5.05%, 08/15/2034 100 101
5.55%, 08/15/2054 223 221
Vistra Operations Co LLC
4.30%, 10/15/2028
(i)
709 706
6.95%, 10/15/2033
(i)
100 111
VoltaGrid LLC
7.38%, 11/01/2030
(i),(l)
3,025 3,077
WEC Energy Group Inc
2.20%, 12/15/2028 100 94
Wisconsin Electric Power Co
4.15%, 10/15/2030 100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Power and Light Co
3.95%, 09/01/2032 $ 438 $ 421
5.38%, 03/30/2034 100 103
Xcel Energy Inc
5.45%, 08/15/2033 100 104
$ 66,557
Electrical Components & Equipment - 0.04%
Emerson Electric Co
0.88%, 10/15/2026 100 97
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 116
WESCO Distribution Inc
6.63%, 03/15/2032
(i)
$ 725 758
$ 971
Electronics - 0.24%
Allegion US Holding Co Inc
5.41%, 07/01/2032 498 519
5.60%, 05/29/2034 519 543
Amphenol Corp
3.90%, 11/15/2028
(l)
524 522
4.13%, 11/15/2030
(l)
555 551
5.30%, 11/15/2055
(l)
478 465
Honeywell International Inc
1.10%, 03/01/2027 100 96
1.95%, 06/01/2030 100 91
2.50%, 11/01/2026 100 99
4.50%, 01/15/2034 100 99
5.35%, 03/01/2064 50 48
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
Trimble Inc
6.10%, 03/15/2033 367 394
Tyco Electronics Group SA
5.00%, 05/09/2035 1,041 1,055
Vontier Corp
2.40%, 04/01/2028 100 95
2.95%, 04/01/2031 1,166 1,060
$ 5,737
Energy - Alternate Sources - 0.13%
FS Luxembourg Sarl
8.63%, 06/25/2033
(i)
950 986
8.88%, 02/12/2031
(i)
1,408 1,470
8.88%, 02/12/2031
(j)
530 553
$ 3,009
Engineering & Construction - 0.76%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 75 41
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(i)
$ 2,175 2,233
Bouygues SA
2.25%, 06/29/2029 EUR 200 227
Brundage-Bone Concrete Pumping Holdings Inc
7.50%, 02/01/2032
(i)
$ 3,750 3,784
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 104
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(i)
$ 50 55
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 79
Greater Toronto Airports Authority
2.75%, 10/17/2039 CAD 50 30
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 101
HOCHTIEF AG
0.63%, 04/26/2029 100 107

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve
Kuzey Cevre Otoyolu Yatirim Ve I
7.54%, 10/31/2027 $ 1,850 $ 1,888
IHS Holding Ltd
7.88%, 05/29/2030
(i)
1,700 1,734
8.25%, 11/29/2031 325 338
IHS Netherlands Holdco BV
8.00%, 09/18/2027 1,684 1,685
Jacobs Engineering Group Inc
6.35%, 08/18/2028 50 53
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
2,400 2,460
MasTec Inc
5.90%, 06/15/2029 492 514
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(i)
2,350 2,428
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 122
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 167
$ 18,150
Entertainment - 1.35%
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
$ 2,025 1,905
6.00%, 10/15/2032
(i),(j)
4,520 4,312
7.00%, 02/15/2030
(i)
4,925 5,067
Cinemark USA Inc
7.00%, 08/01/2032
(i)
825 855
Jacobs Entertainment Inc
6.75%, 02/15/2029
(i)
900 872
Light & Wonder International Inc
7.50%, 09/01/2031
(i)
1,200 1,246
Rivers Enterprise Borrower LLC / Rivers Enterprise
Finance Corp
6.63%, 02/01/2033
(i)
3,675 3,714
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(i)
5,670 5,179
Six Flags Entertainment Corp
7.25%, 05/15/2031
(i),(j)
1,070 1,073
Six Flags Entertainment Corp /Six Flags Theme
Parks Inc/ Canada's Wonderland Co
6.63%, 05/01/2032
(i)
870 883
Voyager Parent LLC
9.25%, 07/01/2032
(i)
4,275 4,482
Warnermedia Holdings Inc
5.05%, 03/15/2042 1,530 1,228
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(i)
1,350 1,450
$ 32,266
Environmental Control - 0.55%
Madison IAQ LLC
5.88%, 06/30/2029
(i)
6,198 6,074
Republic Services Inc
5.00%, 04/01/2034 100 103
Reworld Holding Corp
4.88%, 12/01/2029
(i)
1,875 1,762
Waste Connections Inc
2.20%, 01/15/2032 887 782
2.60%, 02/01/2030 50 47
Waste Management Inc
3.15%, 11/15/2027 100 98
4.63%, 02/15/2033 100 101
4.95%, 07/03/2027 763 775
Waste Pro USA Inc
7.00%, 02/01/2033
(i)
3,275 3,404
$ 13,146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 2.01%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
5.75%, 03/31/2034
(i),(l)
$ 1,800 $ 1,808
Aragvi Finance International DAC
11.13%, 11/20/2029
(i),(j)
2,375 2,364
Barry Callebaut Services NV
4.25%, 08/19/2031 EUR 100 119
Bimbo Bakeries USA Inc
6.05%, 01/15/2029 $ 200 210
Carrefour SA
2.88%, 12/08/2028 EUR 100 116
Conagra Brands Inc
4.85%, 11/01/2028 $ 100 101
5.00%, 08/01/2030 50 51
5.40%, 11/01/2048 131 120
7.00%, 10/01/2028 678 726
Danone SA
0.52%, 11/09/2030 EUR 100 103
Fiesta Purchaser Inc
7.88%, 03/01/2031
(i)
$ 4,070 4,296
9.63%, 09/15/2032
(i)
3,440 3,702
Froneri Lux FinCo SARL
4.75%, 08/01/2032
(i)
EUR 2,700 3,172
6.00%, 08/01/2032
(i)
$ 725 731
General Mills Inc
4.20%, 04/17/2028 100 100
Grupo Nutresa SA
8.00%, 05/12/2030
(i)
2,975 3,196
Hershey Co/The
4.55%, 02/24/2028
(j)
472 480
Hormel Foods Corp
1.70%, 06/03/2028 100 94
4.80%, 03/30/2027
(j)
696 703
J M Smucker Co/The
6.20%, 11/15/2033 50 54
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
6.50%, 12/01/2052 50 52
Kellanova
7.45%, 04/01/2031 1,161 1,334
Kraft Heinz Foods Co
3.75%, 04/01/2030 50 49
3.88%, 05/15/2027 200 199
4.38%, 06/01/2046 823 688
4.88%, 10/01/2049 477 419
5.20%, 03/15/2032 396 406
5.50%, 06/01/2050 100 95
Kroger Co/The
3.88%, 10/15/2046 227 178
4.65%, 01/15/2048 50 44
5.00%, 09/15/2034 356 359
5.50%, 09/15/2054 758 737
5.65%, 09/15/2064 1,142 1,113
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(i)
1,025 977
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 76
Mars Inc
3.95%, 04/01/2044
(i)
$ 100 84
4.65%, 04/20/2031
(i)
940 957
4.80%, 03/01/2030
(i)
50 51
5.65%, 05/01/2045
(i)
672 685
5.70%, 05/01/2055
(i)
491 500
Metro Inc/CN
4.27%, 12/04/2047 CAD 50 33
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 105

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mondelez International Inc
0.25%, 03/17/2028 EUR 100 $ 110
5.13%, 05/06/2035 $ 50 51
Nestle Finance International Ltd
1.25%, 03/29/2031 EUR 200 215
3.50%, 09/23/2038 50 57
3.75%, 03/13/2033 100 122
Nestle Holdings Inc
2.63%, 09/14/2051
(i)
$ 150 96
Performance Food Group Inc
6.13%, 09/15/2032
(i)
1,075 1,104
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 107
Post Holdings Inc
4.50%, 09/15/2031
(i)
4,800 4,507
4.63%, 04/15/2030
(i)
200 194
6.25%, 10/15/2034
(i)
990 1,002
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(i)
5,620 5,385
Smithfield Foods Inc
2.63%, 09/13/2031
(i)
100 88
Sysco Corp
4.45%, 03/15/2048 642 548
4.50%, 04/01/2046 407 352
5.10%, 09/23/2030 787 811
6.60%, 04/01/2050 50 55
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 122
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 92
US Foods Inc
7.25%, 01/15/2032
(i)
1,671 1,753
Woolworths Group Ltd
5.91%, 11/29/2034 AUD 100 68
$ 48,226
Forest Products & Paper - 0.18%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
$ 843 829
2.30%, 04/30/2030
(i)
100 92
4.40%, 06/30/2028
(i)
272 274
International Paper Co
4.40%, 08/15/2047 75 63
Magnera Corp
4.75%, 11/15/2029
(i),(j)
950 791
7.25%, 11/15/2031
(i)
1,875 1,619
Suzano Austria GmbH
3.13%, 01/15/2032 100 90
Suzano Netherlands BV
5.50%, 01/15/2036 477 476
$ 4,234
Gas - 0.26%
AltaGas Ltd
7.20%, 10/15/2054
(i),(k)
1,000 1,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
APA Infrastructure Ltd
5.13%, 09/16/2034
(i)
100 102
Atmos Energy Corp
1.50%, 01/15/2031 100 87
5.45%, 01/15/2056 50 50
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(i)
150 162
6.42%, 07/18/2054
(i)
393 415
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 135
CU Inc
5.09%, 09/20/2053 CAD 75 57
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Enbridge Gas Inc
4.00%, 08/22/2044 CAD 100 $ 65
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 185
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 112
Italgas SpA
1.00%, 12/11/2031 100 102
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
$ 721 763
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 113
NiSource Inc
5.65%, 02/01/2045 $ 100 100
5.85%, 04/01/2055 229 234
6.38%, 03/31/2055
(k)
1,800 1,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035 100 102
Snam SpA
1.25%, 06/20/2034 EUR 100 97
Southern California Gas Co
3.95%, 02/15/2050 $ 25 19
5.60%, 04/01/2054 332 334
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 66
5.10%, 09/15/2035 50 50
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 123
$ 6,355
Hand & Machine Tools - 0.04%
Stanley Black & Decker Inc
6.71%, 03/15/2060
(k)
$ 1,046 1,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Healthcare - Products - 0.45%
Abbott Laboratories
3.75%, 11/30/2026 200 200
4.75%, 04/15/2043 100 96
Agilent Technologies Inc
2.30%, 03/12/2031 1,159 1,042
2.75%, 09/15/2029 977 926
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 113
Baxter International Inc
2.54%, 02/01/2032 $ 100 87
3.95%, 04/01/2030 100 97
Boston Scientific Corp
2.65%, 06/01/2030 100 94
DH Europe Finance II Sarl
0.75%, 09/18/2031 EUR 100 102
3.40%, 11/15/2049 $ 100 74
EssilorLuxottica SA
0.50%, 06/05/2028 EUR 100 110
GE HealthCare Technologies Inc
5.50%, 06/15/2035 $ 325 337
5.65%, 11/15/2027 1,555 1,601
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 122
Medline Borrower LP
5.25%, 10/01/2029
(i)
$ 1,675 1,669
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 114
1.63%, 10/15/2050 100 69
Medtronic Inc
4.38%, 03/15/2035 $ 100 98

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 $ 120
Neogen Food Safety Corp
8.63%, 07/20/2030
(i)
$ 885 936
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 124
Solventum Corp
5.90%, 04/30/2054 $ 50 51
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 1,030
Stryker Corp
0.75%, 03/01/2029 EUR 100 109
4.85%, 12/08/2028 $ 100 102
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 EUR 100 87
2.04%, 03/07/2036 CHF 50 67
4.47%, 10/07/2032 $ 569 569
5.00%, 01/31/2029 481 495
5.40%, 08/10/2043 100 101
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 112
$ 10,854
Healthcare - Services - 2.20%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
$ 1,325 1,297
5.50%, 07/01/2028
(i)
80 79
7.38%, 03/15/2033
(i),(j)
4,580 4,735
Adventist Health System/West
4.74%, 12/01/2030 50 50
Aetna Inc
4.75%, 03/15/2044 100 87
Banner Health
2.34%, 01/01/2030 50 46
Centene Corp
2.50%, 03/01/2031 200 172
4.25%, 12/15/2027 50 49
Cigna Group/The
2.38%, 03/15/2031 502 452
3.40%, 03/01/2027 100 99
3.40%, 03/15/2050 1,312 919
3.88%, 10/15/2047 256 200
4.38%, 10/15/2028 393 395
4.80%, 08/15/2038 200 190
4.88%, 09/15/2032 50 50
CommonSpirit Health
4.19%, 10/01/2049 100 81
Concentra Health Services Inc
6.88%, 07/15/2032
(i)
1,075 1,121
DaVita Inc
3.75%, 02/15/2031
(i)
650 597
4.63%, 06/01/2030
(i)
2,525 2,438
6.75%, 07/15/2033
(i)
1,525 1,581
6.88%, 09/01/2032
(i)
525 544
Elevance Health Inc
3.60%, 03/15/2051 150 108
4.00%, 09/15/2028 100 100
4.55%, 03/01/2048 100 86
5.70%, 09/15/2055 334 332
6.10%, 10/15/2052 79 83
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 123
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(i)
$ 150 146
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 116
Global Medical Response Inc
7.38%, 10/01/2032
(i)
$ 3,580 3,746
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 $ 65
HCA Inc
3.38%, 03/15/2029 331 322
3.50%, 09/01/2030 701 674
3.50%, 07/15/2051 853 591
4.50%, 02/15/2027 100 100
4.63%, 03/15/2052 1,047 869
5.25%, 06/15/2049 462 424
5.45%, 04/01/2031 507 528
5.50%, 03/01/2032 585 611
5.75%, 03/01/2035 100 105
6.10%, 04/01/2064 50 51
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(i)
100 103
Humana Inc
3.13%, 08/15/2029 100 96
4.88%, 04/01/2030 915 928
5.55%, 05/01/2035 50 51
5.75%, 04/15/2054 50 48
5.88%, 03/01/2033 284 299
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 85
LifePoint Health Inc
9.88%, 08/15/2030
(i)
775 837
10.00%, 06/01/2032
(i)
3,125 3,324
11.00%, 10/15/2030
(i)
1,150 1,268
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 117
Mass General Brigham Inc
3.34%, 07/01/2060 $ 100 68
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 68
Molina Healthcare Inc
3.88%, 05/15/2032
(i)
800 721
6.25%, 01/15/2033
(i)
360 362
Montefiore Obligated Group
5.25%, 11/01/2048 25 21
Pediatrix Medical Group Inc
5.38%, 02/15/2030
(i)
650 646
Providence St Joseph Health Obligated Group
5.37%, 10/01/2032 50 52
Quest Diagnostics Inc
5.00%, 12/15/2034 617 623
Roche Holdings Inc
2.61%, 12/13/2051
(i)
200 125
4.91%, 03/08/2031
(i)
971 1,002
5.49%, 11/13/2030
(i)
3,041 3,224
Select Medical Corp
6.25%, 12/01/2032
(i),(j)
1,975 2,003
Sotera Health Holdings LLC
7.38%, 06/01/2031
(i)
3,300 3,468
Surgery Center Holdings Inc
7.25%, 04/15/2032
(i)
5,070 5,217
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(i),(m),(n)
497 536
UnitedHealth Group Inc
2.88%, 08/15/2029 100 96
3.05%, 05/15/2041 50 38
4.25%, 06/15/2048 1,020 847
4.75%, 05/15/2052 555 489
4.90%, 04/15/2031 548 562
4.95%, 05/15/2062 301 266
5.00%, 04/15/2034 200 203
5.05%, 04/15/2053 100 92
5.15%, 07/15/2034 100 103
5.20%, 04/15/2063 100 92

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
5.30%, 02/15/2030 $ 100 $ 104
5.63%, 07/15/2054 100 99
$ 52,645
Home Builders - 0.02%
Lennar Corp
5.20%, 07/30/2030 385 396
Home Equity Asset Backed Securities - 0.06%
New Century Home Equity Loan Trust Series
2003-B
5.08%, 10/25/2033 110 111
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
4.41%, 03/25/2037 1,856 1,250
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
$ 1,361
Insurance - 3.83%
Acrisure LLC / Acrisure Finance Inc
7.50%, 11/06/2030
(i)
300 310
8.25%, 02/01/2029
(i)
3,850 4,011
AIA Group Ltd
4.95%, 04/04/2033
(i),(j)
200 206
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(i)
6,380 6,542
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 104
Allianz SE
4.25%, 07/05/2052
(k)
100 119
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.25%, 03/30/2033 $ 100 104
American International Group Inc
5.13%, 03/27/2033 100 103
American National Global Funding
5.55%, 01/28/2030
(i)
50 52
AmFam Holdings Inc
2.81%, 03/11/2031
(i)
50 43
AmWINS Group Inc
4.88%, 06/30/2029
(i)
4,475 4,322
Amynta Agency Borrower Inc and Amynta Warranty
Borrower Inc
7.50%, 07/15/2033
(i)
1,700 1,752
Aon Corp / Aon Global Holdings PLC
3.90%, 02/28/2052 100 76
Aon North America Inc
5.30%, 03/01/2031 998 1,039
5.75%, 03/01/2054 329 332
Ardonagh Finco Ltd
7.75%, 02/15/2031
(i)
200 209
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(i)
7,075 7,382
Arthur J Gallagher & Co
4.85%, 12/15/2029 466 476
5.15%, 02/15/2035 100 101
5.75%, 03/02/2053 481 480
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 116
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assurant Inc
5.55%, 02/15/2036 $ 735 743
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Athene Global Funding
1.61%, 06/29/2026
(i)
$ 100 $ 98
1.73%, 10/02/2026
(i)
773 756
4.86%, 08/27/2026
(i)
780 784
5.32%, 11/13/2031
(i)
1,121 1,144
Athene Holding Ltd
3.45%, 05/15/2052 676 442
6.25%, 04/01/2054 100 100
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 50 69
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 100 116
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(k)
100 116
3 Month Euro Interbank Offered Rate +
3.75%
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 94
2.50%, 01/15/2051 $ 150 92
2.88%, 03/15/2032 100 93
Brighthouse Financial Inc
4.70%, 06/22/2047 50 39
Brown & Brown Inc
5.65%, 06/11/2034 100 104
Chubb Corp/The
6.50%, 05/15/2038 100 114
Chubb INA Holdings LLC
1.38%, 09/15/2030 100 88
4.65%, 08/15/2029 1,082 1,103
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 223
CNO Global Funding
4.38%, 09/08/2028
(i)
$ 100 100
Corebridge Financial Inc
3.90%, 04/05/2032 100 95
6.38%, 09/15/2054
(k)
1,300 1,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Corebridge Global Funding
5.90%, 09/19/2028
(i)
100 105
Credit Agricole Assurances SA
2.00%, 07/17/2030 EUR 100 109
Empower Finance 2020 LP
1.36%, 09/17/2027
(i)
$ 200 190
Equitable Financial Life Global Funding
5.00%, 03/27/2030
(i)
200 204
F&G Annuities & Life Inc
6.25%, 10/04/2034 222 226
F&G Global Funding
2.30%, 04/11/2027
(i)
947 921
4.65%, 09/08/2028
(i)
100 100
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 73
6.00%, 12/07/2033 $ 100 106
Farmers Insurance Exchange
4.75%, 11/01/2057
(i),(k)
50 43
3 Month USD LIBOR + 3.23%
Generali
2.12%, 10/01/2030 EUR 150 165
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
$ 150 147
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 69
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(i)
$ 50 44

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hannover Rueck SE
5.88%, 08/26/2043
(k)
EUR 100 $ 131
3 Month Euro Interbank Offered Rate +
3.75%
Hanover Insurance Group Inc/The
5.50%, 09/01/2035 $ 324 329
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(i)
1,975 2,036
8.13%, 02/15/2032
(i)
2,225 2,296
HUB International Ltd
7.38%, 01/31/2032
(i)
3,470 3,596
Jackson Financial Inc
5.17%, 06/08/2027 100 101
Jackson National Life Global Funding
4.55%, 09/09/2030
(i)
50 50
Jones Deslauriers Insurance Management Inc
6.88%, 10/01/2033
(i)
3,130 3,101
8.50%, 03/15/2030
(i)
1,830 1,922
La Mondiale SAM
4.80%, 01/18/2048
(k)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Legal & General Group PLC
4.50%, 11/01/2050
(k)
GBP 100 128
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(i)
$ 100 71
4.30%, 02/01/2061
(i)
1,353 868
7.80%, 03/07/2087
(i)
2,000 2,290
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 93
M&G PLC
5.63%, 10/20/2051
(k)
GBP 100 131
Generic Britain 5 Year Government Bond +
5.00%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 98
3.98%, 05/23/2035
(k)
CAD 50 36
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
Mapfre SA
4.38%, 03/31/2047
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
4.54%
Markel Group Inc
6.00%, 05/16/2054 $ 50 52
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 576 582
5.40%, 09/15/2033 200 210
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(i)
50 49
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(i),(k)
500 514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(i),(k)
1,500 1,572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Inc
5.25%, 01/15/2054 100 97
9.25%, 04/08/2068
(i)
3,575 4,313
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 1,214 1,622
3 Month USD LIBOR + 7.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 $ 112
3.63%, 03/26/2034 100 117
4.90%, 01/09/2030
(i)
$ 150 154
5.40%, 09/12/2028
(i)
150 155
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 104
3 Month Euro Interbank Offered Rate +
2.55%
Nassau Cos of New York/The
7.88%, 07/15/2030
(i)
$ 4,350 4,436
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(i)
100 80
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 121
3.25%, 04/07/2027
(i)
$ 100 99
4.85%, 01/09/2028
(i)
394 401
New York Life Insurance Co
3.75%, 05/15/2050
(i)
100 76
Nippon Life Insurance Co
2.75%, 01/21/2051
(i),(k)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
4.11%, 01/23/2055
(k)
EUR 100 116
Euribor Swap Rate 5 Year + 2.60%
5.95%, 04/16/2054
(i),(k)
$ 1,000 1,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
NLG Global Funding
4.35%, 09/15/2030
(i)
75 74
NN Group NV
4.63%, 01/13/2048
(k)
EUR 100 119
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(i)
$ 543 547
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(i)
50 35
6.17%, 05/29/2055
(i)
328 353
Pacific Life Insurance Co
4.30%, 10/24/2067
(i),(k)
50 41
3 Month USD LIBOR + 2.80%
5.95%, 09/15/2055
(i)
706 725
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(i)
2,575 2,661
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 126
Pricoa Global Funding I
4.65%, 08/27/2031
(i)
$ 439 444
Progressive Corp/The
3.20%, 03/26/2030 100 96
Prudential Financial Inc
3.70%, 10/01/2050
(k)
100 93
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.94%, 12/07/2049 150 119
5.70%, 09/15/2048
(k)
239 242
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(k)
1,000 1,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030 100 96

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc
3.15%, 06/15/2030 $ 100 $ 95
5.75%, 09/15/2034 50 52
6.65%, 09/15/2055
(k)
1,900 1,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sammons Financial Group Inc
6.88%, 04/15/2034
(i)
100 110
SBL Holdings Inc
5.90%, 09/26/2028
(i)
75 75
Sun Life Financial Inc
4.14%, 09/13/2037
(k)
CAD 50 36
Canadian Overnight Repo Rate Average
Compounded Index + 1.42%
4.78%, 08/10/2034
(k)
100 75
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 117
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(k)
$ 200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(i),(k)
1,800 1,869
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(i),(k)
200 209
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(i)
100 84
Travelers Cos Inc/The
5.35%, 11/01/2040 100 102
Unum Group
5.75%, 08/15/2042 50 50
Willis North America Inc
4.50%, 09/15/2028 100 101
4.65%, 06/15/2027 1,040 1,046
5.90%, 03/05/2054 502 509
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
7,000 6,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 91,905
Internet - 0.37%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 328
Alphabet Inc
2.05%, 08/15/2050 100 57
3.00%, 05/06/2033 EUR 100 116
5.25%, 05/15/2055 $ 521 517
5.30%, 05/15/2065 472 464
Amazon.com Inc
2.10%, 05/12/2031 50 45
3.15%, 08/22/2027 200 198
3.30%, 04/13/2027 644 639
3.60%, 04/13/2032 228 220
3.88%, 08/22/2037 447 412
3.95%, 04/13/2052 100 80
4.05%, 08/22/2047 398 336
4.10%, 04/13/2062 50 40
4.65%, 12/01/2029 405 415
Booking Holdings Inc
1.80%, 03/03/2027 EUR 100 114
4.13%, 05/09/2038 100 118
4.50%, 11/15/2031 100 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
$ 400 $ 392
5.63%, 09/15/2028
(i)
1,075 1,064
eBay Inc
2.70%, 03/11/2030 200 187
Meta Platforms Inc
4.60%, 05/15/2028
(j)
50 51
4.75%, 08/15/2034 100 100
4.88%, 11/15/2035
(l)
464 466
5.55%, 08/15/2064 419 406
5.60%, 05/15/2053 100 99
5.63%, 11/15/2055
(l)
956 949
Netflix Inc
3.63%, 06/15/2030 EUR 100 119
Prosus NV
2.03%, 08/03/2032 100 104
3.68%, 01/21/2030 $ 200 192
Tencent Holdings Ltd
3.93%, 01/19/2038 200 188
Uber Technologies Inc
4.80%, 09/15/2034 100 100
4.80%, 09/15/2035 286 284
$ 8,924
Investment Companies - 0.38%
Ares Capital Corp
7.00%, 01/15/2027 200 205
Ares Strategic Income Fund
5.45%, 09/09/2028
(i)
50 50
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 196
Blue Owl Capital Corp
2.63%, 01/15/2027 100 97
Blue Owl Credit Income Corp
6.65%, 03/15/2031 50 52
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 97
6.75%, 04/04/2029 100 102
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 100
HA Sustainable Infrastructure Capital Inc
6.38%, 07/01/2034 $ 50 50
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i)
2,675 2,467
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 2,275 1,957
9.00%, 06/15/2030 2,410 2,320
9.75%, 01/15/2029 1,325 1,330
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 124
$ 9,147
Iron & Steel - 1.84%
ArcelorMittal SA
6.80%, 11/29/2032
(j)
$ 100 111
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(i)
13,822 12,433
Nucor Corp
3.13%, 04/01/2032 100 92
4.30%, 05/23/2027 599 602
5.10%, 06/01/2035 722 737
POSCO
5.75%, 01/17/2028 200 206
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(m),(n)
1,030 1,030
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Specialty Steel
12.00%, 11/15/2033
(e),(g)
$ 38,772 $ 28,040
Steel Dynamics Inc
5.38%, 08/15/2034 362 376
5.75%, 05/15/2055 451 461
Vale Overseas Ltd
6.13%, 06/12/2033 100 107
$ 44,195
Leisure Products & Services - 0.04%
Brunswick Corp/DE
4.40%, 09/15/2032 100 95
NCL Corp Ltd
6.25%, 09/15/2033
(i)
775 784
Royal Caribbean Cruises Ltd
6.00%, 02/01/2033
(i)
100 103
$ 982
Lodging - 0.42%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
2,330 2,243
Hyatt Hotels Corp
5.75%, 01/30/2027 100 102
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 127
Marriott International Inc/MD
2.85%, 04/15/2031 $ 941 867
3.50%, 10/15/2032 762 709
4.50%, 10/15/2031 50 50
5.50%, 04/15/2037 314 322
Sands China Ltd
5.40%, 08/08/2028 200 204
Station Casinos LLC
4.63%, 12/01/2031
(i)
5,775 5,425
$ 10,049
Machinery - Construction & Mining - 0.08%
Caterpillar Financial Services Corp
4.10%, 08/15/2028 1,273 1,279
4.40%, 03/03/2028 483 489
Caterpillar Inc
3.80%, 08/15/2042 200 170
$ 1,938
Machinery - Diversified - 0.55%
AGCO Corp
5.45%, 03/21/2027 1,004 1,018
CNH Industrial Capital LLC
4.50%, 10/16/2030 662 661
Deere & Co
3.75%, 04/15/2050 100 80
5.45%, 01/16/2035 488 515
Deere Funding Canada Corp
4.15%, 10/09/2030 569 568
Ingersoll Rand Inc
5.70%, 08/14/2033 100 106
John Deere Capital Corp
1.70%, 01/11/2027 100 98
3.45%, 03/07/2029 100 98
4.40%, 09/08/2031 770 776
4.90%, 03/07/2031 494 509
5.05%, 06/12/2034 100 103
5.15%, 09/08/2026 100 101
nVent Finance Sarl
2.75%, 11/15/2031 482 433
4.55%, 04/15/2028 150 150
Otis Worldwide Corp
3.36%, 02/15/2050 50 36
5.13%, 09/04/2035 383 389
Regal Rexnord Corp
6.30%, 02/15/2030 150 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
SPX FLOW Inc
8.75%, 04/01/2030
(i)
$ 7,061 $ 7,225
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 50 51
Xylem Inc/NY
2.25%, 01/30/2031 100 90
$ 13,166
Manufactured Housing Asset Backed Securities - 0.06%
BCMSC Trust 2000-A
4.31%, 06/15/2030 7,432 255
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.27%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(m)
1,126 1,125
$ 1,380
Media - 1.63%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 114
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 1,750 1,584
4.25%, 01/15/2034
(i)
5,200 4,367
4.50%, 05/01/2032 3,065 2,726
4.50%, 06/01/2033
(i)
2,550 2,211
4.75%, 03/01/2030
(i)
750 713
5.38%, 06/01/2029
(i)
1,400 1,382
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 786 567
3.85%, 04/01/2061
(j)
1,045 643
4.80%, 03/01/2050 1,364 1,067
5.38%, 05/01/2047 50 42
6.10%, 06/01/2029 492 514
6.38%, 10/23/2035 200 207
6.48%, 10/23/2045 100 97
6.70%, 12/01/2055 333 328
Comcast Corp
1.50%, 02/20/2029 GBP 200 242
1.50%, 02/15/2031 $ 200 173
2.65%, 02/01/2030 25 23
2.94%, 11/01/2056 151 88
2.99%, 11/01/2063 200 111
3.97%, 11/01/2047 100 77
4.00%, 11/01/2049 100 76
4.60%, 10/15/2038 797 741
5.17%, 01/15/2037
(i)
705 698
5.50%, 05/15/2064 436 402
6.05%, 05/15/2055 50 51
Cox Communications Inc
3.50%, 08/15/2027
(i)
100 99
3.60%, 06/15/2051
(i)
100 64
5.45%, 09/15/2028
(i)
520 535
5.45%, 09/01/2034
(i)
632 625
CSC Holdings LLC
4.13%, 12/01/2030
(i)
1,325 815
4.50%, 11/15/2031
(i)
900 551
6.50%, 02/01/2029
(i)
300 206
7.50%, 04/01/2028
(i)
1,000 671
DISH Network Corp
11.75%, 11/15/2027
(i)
3,450 3,632
Fox Corp
5.58%, 01/25/2049 610 592
6.50%, 10/13/2033 100 110
Grupo Televisa SAB
6.63%, 01/15/2040 50 46
McGraw-Hill Education Inc
8.00%, 08/01/2029
(i)
3,880 3,911

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.20%, 05/19/2032 $ 50 $ 46
5.25%, 04/01/2044 463 380
5.85%, 09/01/2043 194 174
Sirius XM Radio LLC
4.13%, 07/01/2030
(i)
1,475 1,388
Time Warner Cable LLC
5.50%, 09/01/2041 100 90
6.55%, 05/01/2037 909 932
Videotron Ltd
5.00%, 07/15/2034 CAD 100 75
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
$ 4,425 3,950
Walt Disney Co/The
2.00%, 09/01/2029 778 724
2.65%, 01/13/2031 100 93
3.60%, 01/13/2051 50 38
4.75%, 09/15/2044 100 93
5.40%, 10/01/2043 100 102
$ 39,186
Mining - 0.95%
Anglo American Capital PLC
4.75%, 09/21/2032 EUR 100 124
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
$ 1,700 1,806
11.50%, 10/01/2031
(i)
2,150 2,390
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 50 53
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 111
BHP Billiton Finance USA Ltd
5.00%, 02/15/2036 $ 50 51
5.75%, 09/05/2055 466 486
Constellium SE
3.75%, 04/15/2029
(i)
1,325 1,265
6.38%, 08/15/2032
(i)
1,200 1,234
Freeport-McMoRan Inc
5.45%, 03/15/2043 50 48
Glencore Funding LLC
3.88%, 04/27/2051
(i)
100 76
4.00%, 03/27/2027
(i)
100 100
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(i)
2,775 2,860
7.88%, 01/23/2030 200 206
Kinross Gold Corp
4.50%, 07/15/2027 150 151
Newmont Corp
2.60%, 07/15/2032 100 91
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
19,888 —
Novelis Corp
4.75%, 01/30/2030
(i)
2,939 2,841
6.38%, 08/15/2033
(i)
1,400 1,418
Rio Tinto Finance USA PLC
5.88%, 03/14/2065 100 105
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,040 1,005
Southern Copper Corp
6.75%, 04/16/2040 100 114
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(i)
1,725 1,750
10.88%, 09/17/2029
(j)
1,570 1,643
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(i)
2,200 2,203
9.50%, 10/06/2028 600 601
$ 22,732
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.09%
3M Co
3.63%, 09/14/2028 $ 100 $ 99
3.63%, 10/15/2047 50 38
Eaton Corp
4.15%, 11/02/2042 100 88
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 104
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 50 42
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 100 108
1.38%, 09/06/2030 50 56
3.00%, 09/08/2033 100 116
3.63%, 02/22/2044 100 111
Siemens Funding BV
4.90%, 05/28/2032
(i)
$ 669 688
5.80%, 05/28/2055
(i)
290 310
5.90%, 05/28/2065
(i)
274 295
Teledyne Technologies Inc
2.75%, 04/01/2031 50 46
$ 2,101
Mortgage Backed Securities - 0.98%
Alternative Loan Trust 2005-30CB
4.86%, 08/25/2035 956 622
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(i),(m)
1,198 1,191
Angel Oak Mortgage Trust 2025-5
5.57%, 04/25/2070
(i),(m)
785 791
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(m)
863 811
Bear Stearns Mortgage Funding Trust 2006-AR1
4.53%, 07/25/2036 396 369
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Bravo Mortgage Asset Trust
4.71%, 07/25/2036
(i)
277 252
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(i),(m)
300 276
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(i),(m)
306 261
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1
4.71%, 04/25/2036 2,574 2,450
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
4.41%, 03/25/2037 643 614
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
1.70%, 05/25/2046
(p)
6,848 756
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.70%, 09/25/2046
(p)
1,788 203
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.70%, 01/25/2047
(p)
3,093 355
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.70%, 12/25/2049
(p)
4,084 486
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
1.70%, 05/25/2050
(p)
$ 2,635 $ 316
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.75%, 08/25/2049
(p)
2,931 335
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.75%, 11/25/2049
(p)
4,144 494
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.77%, 06/25/2050
(p)
2,089 256
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.90%, 03/25/2048
(p)
1,765 227
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.90%, 06/25/2048
(p)
1,900 232
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.40%, 12/25/2042
(p)
1,587 225
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,030 1,123
Freddie Mac REMICS
1.75%, 10/25/2049
(p)
3,145 380
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.30%, 05/15/2042
(p)
3,277 364
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.30%, 08/15/2043
(p)
3,448 432
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
1.90%, 04/20/2046
(p)
7,377 892
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.95%, 11/20/2046
(p)
4,528 582
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.07%, 09/20/2050
(p)
1,915 297
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.15%, 08/20/2051
(p)
2,862 414
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.17%, 04/20/2051
(p)
1,629 251
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.35%
2.50%, 11/20/2050
(p)
6,680 945
2.50%, 12/20/2050
(p)
2,556 407
3.00%, 11/20/2050
(p)
2,178 369
3.00%, 12/20/2050
(p)
2,260 375
OBX 2025-NQM8 Trust
5.47%, 03/25/2065
(i),(m)
680 685
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 833 727
6.00%, 12/25/2035 572 499
RALI Series 2006-QS12 Trust
4.76%, 09/25/2036 2,472 1,843
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Structured Asset Mortgage Investments II Trust
2007-AR1
4.43%, 01/25/2037 $ 248 $ 227
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,503 1,083
$ 23,417
Oil & Gas - 2.97%
Aker BP ASA
3.75%, 01/15/2030
(i)
200 193
APA Corp
5.35%, 07/01/2049 2,716 2,255
6.10%, 02/15/2035 50 51
Azule Energy Finance Plc
8.13%, 01/23/2030
(i)
1,825 1,834
BP Capital Markets America Inc
3.00%, 02/24/2050 100 67
3.38%, 02/08/2061 100 67
3.54%, 04/06/2027 1,558 1,549
4.89%, 09/11/2033 100 102
BP Capital Markets PLC
1.10%, 11/15/2034 EUR 100 95
3.63%, 03/22/2029
(h),(k)
100 116
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
4.88%, 03/22/2030
(h),(k)
$ 1,000 1,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 94
Chevron Corp
2.24%, 05/11/2030 1,132 1,047
Comstock Resources Inc
5.88%, 01/15/2030
(i)
3,475 3,307
6.75%, 03/01/2029
(i)
1,525 1,512
ConocoPhillips Co
5.05%, 09/15/2033 100 103
5.70%, 09/15/2063 75 74
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
100 87
DCC Group Finance Ireland DAC
4.38%, 06/27/2031 EUR 100 120
Devon Energy Corp
7.95%, 04/15/2032 $ 100 116
Diamondback Energy Inc
4.40%, 03/24/2051 536 436
5.75%, 04/18/2054 50 48
6.25%, 03/15/2053 867 888
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
4,000 3,861
Energean PLC
5.63%, 05/12/2031
(i),(l)
EUR 900 1,037
Eni SpA
0.63%, 01/23/2030 100 106
4.25%, 05/09/2029
(i)
$ 200 200
4.25%, 05/19/2033 EUR 100 122
EOG Resources Inc
5.95%, 07/15/2055 $ 50 52
EQT Corp
3.63%, 05/15/2031
(i)
100 94
Expand Energy Corp
4.75%, 02/01/2032 797 782
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 100
3.29%, 03/19/2027 $ 200 199
4.23%, 03/19/2040 50 46

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Helmerich & Payne Inc
4.85%, 12/01/2029 $ 100 $ 100
HF Sinclair Corp
5.00%, 02/01/2028 497 497
5.50%, 09/01/2032 50 51
Hilcorp Energy I LP / Hilcorp Finance Co
6.25%, 04/15/2032
(i)
1,900 1,804
8.38%, 11/01/2033
(i)
200 207
Kosmos Energy Ltd
7.50%, 03/01/2028
(j)
2,075 1,651
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
3,075 3,088
6.75%, 06/30/2030
(i),(j)
2,075 2,097
Marathon Petroleum Corp
5.15%, 03/01/2030 100 103
5.70%, 03/01/2035 542 561
Matador Resources Co
6.25%, 04/15/2033
(i)
3,400 3,395
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 70
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,081 857
6.05%, 10/01/2054 50 49
6.13%, 01/01/2031 718 756
6.38%, 09/01/2028 150 157
6.45%, 09/15/2036 1,005 1,067
Ovintiv Inc
7.10%, 07/15/2053 50 53
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
20,427 4,514
Petroleos Mexicanos
6.50%, 01/23/2029 3,025 3,092
6.84%, 01/23/2030 2,010 2,063
Phillips 66 Co
3.75%, 03/01/2028 100 99
5.50%, 03/15/2055 100 94
Puma International Financing SA
7.75%, 04/25/2029
(i)
1,975 2,042
Reliance Industries Ltd
2.88%, 01/12/2032 250 228
Repsol International Finance BV
0.25%, 08/02/2027 EUR 100 111
Shell Finance US Inc
4.38%, 05/11/2045 $ 100 88
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 102
2.50%, 09/12/2026 $ 100 99
3.00%, 11/26/2051 75 50
SM Energy Co
7.00%, 08/01/2032
(i)
1,850 1,810
Suncor Energy Inc
3.75%, 03/04/2051 100 72
Sunoco LP
5.88%, 03/15/2034
(i)
4,650 4,649
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 87
2.99%, 06/29/2041 $ 100 76
3.39%, 06/29/2060 50 33
TotalEnergies Capital SA
5.43%, 09/10/2064 711 681
TotalEnergies SE
1.63%, 10/25/2027
(h),(k)
EUR 100 112
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(h),(k)
100 103
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean International Ltd
6.80%, 03/15/2038 $ 1,100 $ 964
7.50%, 04/15/2031 3,150 3,011
Uzbekneftegaz JSC
8.75%, 05/07/2030
(i)
1,975 2,105
8.75%, 05/07/2030 400 426
Valero Energy Corp
3.65%, 12/01/2051 100 71
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(i)
4,200 4,191
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 110
Woodside Finance Ltd
4.50%, 03/04/2029
(i)
$ 50 50
5.40%, 05/19/2030 1,633 1,678
$ 71,134
Oil & Gas Services - 0.11%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 97
Halliburton Co
4.85%, 11/15/2035 200 197
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
100 100
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(i)
2,125 2,233
$ 2,627
Other Asset Backed Securities - 0.36%
ARES LII CLO Ltd
4.74%, 04/22/2031
(i)
277 277
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.88%
Black Diamond CLO 2016-1 Ltd
5.15%, 04/26/2031
(i)
264 264
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Canyon Capital CLO 2016-1 Ltd
5.24%, 07/15/2031
(i)
1,414 1,414
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Dryden 64 CLO Ltd
5.12%, 04/18/2031
(i)
399 399
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(i)
1,497 1,473
LCM 30 Ltd
5.23%, 04/20/2031
(i)
675 676
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.34%
MidOcean Credit CLO VI
5.10%, 04/20/2033
(i)
109 109
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Mountain View CLO 2016-1 LLC
5.17%, 04/14/2033
(i)
311 311
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
Mountain View CLO IX Ltd
5.29%, 07/15/2031
(i)
169 169
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Romark CLO II Ltd
5.00%, 07/25/2031
(i)
341 341
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.14%
Tricon American Homes 2020-SFR1
1.50%, 07/17/2038
(i)
1,487 1,457

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Tricon American Homes 2020-SFR2 Trust
1.48%, 11/17/2039
(i)
$ 360 $ 342
Zais Clo 13 Ltd
5.20%, 07/15/2032
(i)
721 721
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Zais Clo 16 Ltd
5.01%, 10/20/2034
(i)
782 781
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
$ 8,734
Packaging & Containers - 0.64%
Amcor Flexibles North America Inc
2.69%, 05/25/2031
(j)
955 869
5.10%, 03/17/2030 281 288
5.50%, 03/17/2035 100 103
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
4,475 4,172
Packaging Corp of America
3.40%, 12/15/2027 100 99
5.70%, 12/01/2033 801 848
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(i)
1,900 1,995
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 355 366
Sonoco Products Co
4.60%, 09/01/2029 1,064 1,071
5.00%, 09/01/2034
(j)
799 789
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan
FinCo US LLC
9.50%, 05/15/2030
(i)
4,930 4,622
WRKCo Inc
3.00%, 06/15/2033
(j)
100 89
$ 15,311
Pharmaceuticals - 1.30%
AbbVie Inc
0.75%, 11/18/2027 EUR 100 112
4.05%, 11/21/2039 $ 1,537 1,378
4.25%, 11/14/2028 100 101
4.25%, 11/21/2049 854 719
4.88%, 11/14/2048 100 93
4.95%, 03/15/2031 599 619
5.05%, 03/15/2034 50 51
5.50%, 03/15/2064 50 50
Astrazeneca Finance LLC
4.85%, 02/26/2029 940 964
4.88%, 03/03/2028 783 800
4.90%, 03/03/2030 856 883
AstraZeneca PLC
1.38%, 08/06/2030 200 177
3.00%, 05/28/2051 100 69
Bayer AG
4.63%, 05/26/2033 EUR 100 123
Bayer US Finance II LLC
3.95%, 04/15/2045
(i)
$ 100 75
Becton Dickinson & Co
3.79%, 05/20/2050 100 76
3.83%, 06/07/2032 EUR 100 119
4.30%, 08/22/2032 $ 284 279
4.69%, 02/13/2028 810 819
Bristol-Myers Squibb Co
3.25%, 08/01/2042 286 221
3.70%, 03/15/2052 100 75
3.90%, 02/20/2028 100 100
3.90%, 03/15/2062 100 74
4.13%, 06/15/2039 200 182
5.75%, 02/01/2031 874 935
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cardinal Health Inc
4.50%, 09/15/2030 $ 395 $ 397
4.60%, 03/15/2043 1,773 1,563
4.90%, 09/15/2045 100 91
5.75%, 11/15/2054 315 320
Cencora Inc
2.70%, 03/15/2031
(j)
100 92
4.30%, 12/15/2047 482 404
5.13%, 02/15/2034 667 684
CVS Health Corp
3.00%, 08/15/2026 200 198
4.78%, 03/25/2038 100 94
5.00%, 01/30/2029 100 102
5.05%, 03/25/2048 100 89
5.13%, 07/20/2045 2,143 1,948
5.55%, 06/01/2031 575 604
6.05%, 06/01/2054 100 101
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 102
3.10%, 05/15/2027 $ 270 267
3.38%, 03/15/2029 150 147
4.60%, 08/14/2034 523 525
4.70%, 02/27/2033 100 102
4.75%, 02/12/2030 527 541
4.88%, 02/27/2053 100 93
4.90%, 10/15/2035 100 102
5.65%, 10/15/2065 333 343
EMD Finance LLC
5.00%, 10/15/2035
(i)
880 883
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 100 100
4.50%, 04/15/2030 549 557
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 99
Grifols SA
3.88%, 10/15/2028
(i)
EUR 1,125 1,263
4.75%, 10/15/2028
(i)
$ 875 846
Johnson & Johnson
0.95%, 09/01/2027 100 95
1.15%, 11/20/2028 EUR 100 112
1.65%, 05/20/2035 100 102
2.10%, 09/01/2040 $ 250 177
McKesson Corp
4.95%, 05/30/2032 997 1,023
Merck & Co Inc
3.40%, 03/07/2029 200 196
4.90%, 05/17/2044 100 95
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 103
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 112
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 184
3.70%, 09/21/2042 100 83
4.00%, 09/18/2031 511 508
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 EUR 100 109
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(i)
$ 3,230 2,476
Pfizer Inc
3.45%, 03/15/2029 100 99
3.90%, 03/15/2039 200 178
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 729 738
5.11%, 05/19/2043 885 859
5.30%, 05/19/2053 744 720
5.34%, 05/19/2063 479 455

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Sanofi SA
1.25%, 04/06/2029 EUR 100 $ 111
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 108
3.03%, 07/09/2040 $ 200 153
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 113
Viatris Inc
3.85%, 06/22/2040 $ 100 76
Zoetis Inc
4.15%, 08/17/2028 50 50
5.60%, 11/16/2032 376 400
$ 31,186
Pipelines - 2.39%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 2,493 2,530
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(i)
1,125 1,181
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 101
Buckeye Partners LP
5.60%, 10/15/2044 225 207
5.85%, 11/15/2043 1,300 1,220
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 91
4.00%, 03/01/2031 100 97
5.55%, 10/30/2035
(i)
446 456
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,875 2,752
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 100 75
5.19%, 09/30/2034 100 78
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(i)
$ 100 107
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,984
DCP Midstream Operating LP
3.25%, 02/15/2032 100 91
Eastern Energy Gas Holdings LLC
5.80%, 01/15/2035 100 105
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 177
Enbridge Inc
2.99%, 10/03/2029 CAD 100 71
4.60%, 06/20/2028 $ 327 330
4.73%, 08/22/2034 CAD 100 74
5.36%, 05/26/2033 75 58
6.00%, 01/15/2077
(k)
$ 400 401
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(k)
2,500 2,526
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(k)
60 64
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.50%, 01/15/2084
(k)
200 230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 200 144
Energy Transfer LP
4.95%, 05/15/2028 $ 253 257
5.15%, 02/01/2043 214 194
5.25%, 07/01/2029 100 103
5.35%, 05/15/2045 828 757
5.40%, 10/01/2047 1,435 1,298
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP (continued)
5.95%, 05/15/2054 $ 100 $ 97
6.10%, 02/15/2042 100 101
6.25%, 04/15/2049 25 25
6.75%, 02/15/2056
(k)
2,000 2,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
3.70%, 01/31/2051 411 308
4.60%, 01/15/2031 392 397
5.10%, 02/15/2045 100 95
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(i)
100 92
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034 140 127
Genesis Energy LP / Genesis Energy Finance Corp
8.00%, 05/15/2033 1,375 1,420
8.25%, 01/15/2029 475 496
8.88%, 04/15/2030 1,300 1,370
Gibson Energy Inc
4.45%, 08/20/2032 CAD 50 36
Golar LNG Ltd
7.50%, 10/02/2030
(i)
$ 1,475 1,458
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
982 969
Greensaif Pipelines Bidco Sarl
6.10%, 08/23/2042 1,775 1,884
6.13%, 02/23/2038 200 215
Harvest Midstream I LP
7.50%, 05/15/2032
(i)
1,175 1,218
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 71
Keyera Corp
4.57%, 10/15/2035 50 36
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 92
5.50%, 03/01/2044 507 492
Kinder Morgan Inc
5.85%, 06/01/2035 100 105
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(i)
150 151
MPLX LP
4.70%, 04/15/2048 50 42
4.80%, 02/15/2031 1,581 1,594
4.90%, 04/15/2058 50 42
5.00%, 03/01/2033 100 100
ONEOK Inc
4.75%, 10/15/2031 749 749
5.40%, 10/15/2035 100 100
5.80%, 11/01/2030 50 53
6.05%, 09/01/2033 100 106
6.63%, 09/01/2053 100 105
ONEOK Partners LP
6.65%, 10/01/2036 1,095 1,192
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 100 68
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 416 341
4.90%, 02/15/2045 50 44
5.60%, 01/15/2036 324 327
Prairie Acquiror LP
9.00%, 08/01/2029
(i)
3,000 3,079
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 100 100
5.90%, 09/15/2037 488 511
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034 50 50

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(i)
$ 675 $ 664
6.75%, 03/15/2034
(i)
1,475 1,464
Targa Resources Corp
4.20%, 02/01/2033 100 95
4.95%, 04/15/2052 100 86
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(i)
200 188
TransCanada PipeLines Ltd
4.75%, 05/15/2038 50 47
5.00%, 10/16/2043 100 94
5.92%, 05/12/2052 CAD 100 81
Transcanada Trust
5.60%, 03/07/2082
(k)
$ 3,800 3,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
7.00%, 01/15/2030
(i),(j)
550 557
8.38%, 06/01/2031
(i)
3,850 3,953
9.88%, 02/01/2032
(i)
1,975 2,110
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(i)
1,000 1,059
7.75%, 05/01/2035
(i)
1,650 1,862
Western Midstream Operating LP
5.30%, 03/01/2048 295 254
Williams Cos Inc/The
2.60%, 03/15/2031 100 91
4.63%, 06/30/2030 628 633
5.30%, 08/15/2028 100 103
5.30%, 08/15/2052 100 94
5.75%, 06/24/2044 537 542
$ 57,357
Private Equity - 0.03%
Blackstone Reg Finance Co LLC
5.00%, 12/06/2034 100 100
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 77
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 51
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 35
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(i)
100 97
EQT AB
2.38%, 04/06/2028 EUR 100 115
ICG PLC
1.63%, 02/17/2027 100 114
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(i)
$ 50 36
$ 625
Real Estate - 0.52%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 106
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 111
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 $ 2,725 2,747
Aroundtown SA
3.00%, 10/16/2029 GBP 100 122
Aster Treasury Plc
1.41%, 01/27/2036 100 92
Blend Funding PLC
3.46%, 09/21/2049 100 93
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 106
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
CTP NV
1.25%, 06/21/2029 EUR 100 $ 109
Grand City Properties SA
4.38%, 01/09/2030 100 120
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 110
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 55
IWG US Finance LLC
6.50%, 06/28/2030 EUR 100 127
LEG Immobilien SE
0.75%, 06/30/2031 100 100
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 111
MAF Global Securities Ltd
7.88%, 06/30/2027
(h),(k)
$ 2,775 2,870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 124
NWD Finance BVI Ltd
4.13%, 03/10/2028
(h),(k)
$ 1,200 495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029 1,250 919
4.50%, 05/19/2030
(j)
450 325
8.63%, 02/08/2028
(j)
275 240
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
830 742
Platform HG Financing PLC
1.93%, 09/15/2041 GBP 100 82
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 140
Sobha Sukuk Ltd
8.75%, 07/17/2028 $ 1,975 2,059
Southern Housing
3.50%, 10/19/2047 GBP 100 92
Vonovia SE
0.38%, 06/16/2027 EUR 100 111
1.13%, 09/14/2034 100 93
5.27%, 09/03/2032 AUD 50 32
$ 12,536
Regional Authority - 0.15%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,518 1,512
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(m)
2,686 1,968
$ 3,480
REITs - 0.88%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 100 102
5.25%, 05/15/2036 100 99
American Homes 4 Rent LP
4.25%, 02/15/2028 100 100
American Tower Corp
0.45%, 01/15/2027 EUR 100 113
1.45%, 09/15/2026 $ 25 24
1.50%, 01/31/2028 200 189
2.30%, 09/15/2031 716 634
3.13%, 01/15/2027 580 573
4.10%, 05/16/2034 EUR 100 119
5.20%, 02/15/2029 $ 1,205 1,237
AvalonBay Communities Inc
2.45%, 01/15/2031 100 91
Boston Properties LP
2.55%, 04/01/2032 150 130

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Brixmor Operating Partnership LP
4.05%, 07/01/2030 $ 100 $ 98
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 200 146
Covivio SA/France
1.63%, 06/23/2030 EUR 100 108
Crown Castle Inc
2.25%, 01/15/2031 $ 100 89
2.90%, 04/01/2041 50 37
5.00%, 01/11/2028 530 537
5.60%, 06/01/2029 461 479
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 100 104
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(m)
$ 675 684
Equinix Europe 2 Financing Corp LLC
3.63%, 11/22/2034 EUR 100 113
Equinix Inc
3.90%, 04/15/2032 $ 100 96
ERP Operating LP
3.50%, 03/01/2028 200 198
4.95%, 06/15/2032 156 160
Essex Portfolio LP
1.65%, 01/15/2031 100 87
Extra Space Storage LP
5.70%, 04/01/2028 100 103
Gecina SA
1.63%, 05/29/2034 EUR 100 100
GLP Capital LP / GLP Financing II Inc
5.63%, 09/15/2034 $ 50 51
Goodman US Finance Six LLC
5.13%, 10/07/2034
(i)
314 319
Granite REIT Holdings LP
3.06%, 06/04/2027 CAD 100 71
Healthpeak OP LLC
3.50%, 07/15/2029 $ 100 97
Highwoods Realty LP
7.65%, 02/01/2034 50 57
Host Hotels & Resorts LP
5.50%, 04/15/2035 25 25
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 100 104
Kilroy Realty LP
4.75%, 12/15/2028 100 100
Kimco Realty OP LLC
2.25%, 12/01/2031 100 88
4.60%, 02/01/2033 25 25
Klepierre SA
2.00%, 05/12/2029 EUR 100 112
LXP Industrial Trust
2.38%, 10/01/2031 $ 428 372
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 2,050 2,237
3.50%, 03/15/2031 $ 1,200 847
5.00%, 10/15/2027 2,075 1,996
8.50%, 02/15/2032
(i)
1,550 1,624
National Health Investors Inc
3.00%, 02/01/2031 876 789
5.35%, 02/01/2033 178 176
NNN REIT Inc
5.60%, 10/15/2033 50 52
Northwest Healthcare Properties Real Estate
Investment Trust
5.51%, 02/18/2030 CAD 50 37
Omega Healthcare Investors Inc
5.20%, 07/01/2030 $ 50 51
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 200 196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Prologis LP
2.25%, 04/15/2030 $ 200 $ 185
4.00%, 09/15/2028 100 100
Realty Income Corp
4.65%, 03/15/2047 100 90
Regency Centers LP
5.25%, 01/15/2034 100 103
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 75
Scentre Group Trust 1
5.90%, 11/27/2034 AUD 100 68
Segro PLC
5.13%, 12/06/2041 GBP 100 124
Service Properties Trust
8.63%, 11/15/2031
(i)
$ 2,225 2,347
Simon Property Group LP
5.85%, 03/08/2053 100 103
SmartCentres Real Estate Investment Trust
5.16%, 08/01/2030 CAD 100 75
Store Capital LLC
4.50%, 03/15/2028 $ 100 100
Trust Fibra Uno
4.87%, 01/15/2030 200 195
UDR Inc
3.10%, 11/01/2034 100 86
Unibail-Rodamco-Westfield SE
2.00%, 05/29/2037 EUR 100 95
Ventas Realty LP
5.70%, 09/30/2043 $ 50 50
VICI Properties LP
5.75%, 04/01/2034 100 103
WEA Finance LLC
3.50%, 06/15/2029
(i)
100 97
Welltower OP LLC
4.13%, 03/15/2029 200 200
Weyerhaeuser Co
4.00%, 03/09/2052 574 448
4.75%, 05/15/2026 268 269
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 105
$ 20,994
Retail - 0.79%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
$ 3,150 2,978
7-Eleven Inc
2.50%, 02/10/2041
(i)
100 70
Alimentation Couche-Tard Inc
5.27%, 02/12/2034
(i)
150 154
Asbury Automotive Group Inc
5.00%, 02/15/2032
(i)
600 578
AutoNation Inc
5.89%, 03/15/2035 264 273
AutoZone Inc
5.10%, 07/15/2029 254 261
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 97
Costco Wholesale Corp
1.38%, 06/20/2027 $ 200 193
Darden Restaurants Inc
4.35%, 10/15/2027 402 404
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 37
Dollar General Corp
3.50%, 04/03/2030 100 96
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
6.75%, 01/15/2030
(i)
950 881

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
3.35%, 04/15/2050 $ 200 $ 144
4.50%, 12/06/2048 100 88
4.75%, 06/25/2029 50 51
4.90%, 04/15/2029 458 471
4.95%, 06/25/2034 100 102
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
1,725 1,815
Lithia Motors Inc
4.38%, 01/15/2031
(i)
1,350 1,287
Lowe's Cos Inc
2.63%, 04/01/2031 100 91
3.70%, 04/15/2046 432 332
4.05%, 05/03/2047 100 80
4.45%, 04/01/2062 75 60
4.50%, 04/15/2030 100 101
McDonald's Corp
3.63%, 09/01/2049 636 475
3.88%, 02/20/2031 EUR 100 121
4.60%, 09/09/2032 $ 100 101
4.80%, 08/14/2028 1,365 1,391
4.88%, 12/09/2045 100 93
5.20%, 05/17/2034 100 104
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,032 1,023
5.75%, 11/20/2026 454 461
Starbucks Corp
4.50%, 11/15/2048 50 43
4.80%, 02/15/2033 100 101
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
1,000 947
Target Corp
2.95%, 01/15/2052 100 66
4.50%, 09/15/2032
(j)
75 75
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(i)
2,925 3,104
Walmart Inc
1.50%, 09/22/2028 50 47
1.80%, 09/22/2031 150 133
2.50%, 09/22/2041 100 72
4.50%, 04/15/2053 50 45
$ 19,046
Savings & Loans - 0.00%
Nationwide Building Society
3.77%, 01/27/2036
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
1.23%
Semiconductors - 0.50%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 49
Applied Materials Inc
3.30%, 04/01/2027 100 99
4.60%, 01/15/2036 515 510
4.80%, 06/15/2029 353 362
Broadcom Inc
2.45%, 02/15/2031 1,482 1,350
3.19%, 11/15/2036
(i)
1,638 1,398
3.42%, 04/15/2033 150 140
3.46%, 09/15/2026 200 199
4.90%, 07/15/2032 544 556
4.90%, 02/15/2038 100 99
Foundry JV Holdco LLC
5.50%, 01/25/2031
(i)
200 208
5.88%, 01/25/2034
(i)
1,198 1,237
6.15%, 01/25/2032
(i)
669 713
6.40%, 01/25/2038
(i)
1,031 1,113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
2.80%, 08/12/2041 $ 100 $ 70
3.73%, 12/08/2047 1,029 757
4.10%, 05/19/2046 150 118
4.15%, 08/05/2032 459 443
4.88%, 02/10/2028 200 203
5.05%, 08/05/2062 100 85
5.70%, 02/10/2053 463 445
KLA Corp
4.95%, 07/15/2052 100 93
Marvell Technology Inc
4.88%, 06/22/2028
(j)
200 203
Micron Technology Inc
5.88%, 02/09/2033 75 80
NVIDIA Corp
2.00%, 06/15/2031 100 90
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 101
Qorvo Inc
4.38%, 10/15/2029 100 98
QUALCOMM Inc
4.75%, 05/20/2032 412 421
4.80%, 05/20/2045 100 93
Texas Instruments Inc
3.88%, 03/15/2039 100 89
4.60%, 02/15/2028 527 535
4.90%, 03/14/2033 100 103
$ 12,060
Software - 2.43%
Adobe Inc
4.75%, 01/17/2028 878 895
4.85%, 04/04/2027 326 331
AthenaHealth Group Inc
6.50%, 02/15/2030
(i)
11,330 11,091
Capstone Borrower Inc
8.00%, 06/15/2030
(i)
5,475 5,586
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(i)
1,250 1,027
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(i)
3,675 3,076
CoreWeave Inc
9.00%, 02/01/2031
(i)
5,540 5,556
Dye & Durham Ltd
8.63%, 04/15/2029
(i)
5,025 4,758
Ellucian Holdings Inc
6.50%, 12/01/2029
(i)
1,975 1,999
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 75
Fiserv Inc
3.00%, 07/01/2031 GBP 100 119
4.40%, 07/01/2049 $ 1,007 807
5.15%, 08/12/2034 509 505
Intuit Inc
5.13%, 09/15/2028 75 77
Microsoft Corp
2.68%, 06/01/2060 150 89
3.70%, 08/08/2046 100 82
4.10%, 02/06/2037 200 193
MSCI Inc
5.25%, 09/01/2035 50 50
Oracle Corp
2.30%, 03/25/2028 1,395 1,334
2.88%, 03/25/2031 100 91
3.60%, 04/01/2040 200 157
3.60%, 04/01/2050 100 68
3.80%, 11/15/2037 1,184 1,002
3.85%, 04/01/2060 150 99

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp (continued)
4.00%, 11/15/2047 $ 914 $ 683
4.13%, 05/15/2045 200 155
4.45%, 09/26/2030 50 50
4.65%, 05/06/2030 100 101
4.80%, 09/26/2032 50 50
5.50%, 08/03/2035 512 518
5.55%, 02/06/2053 206 185
5.88%, 09/26/2045 486 468
5.95%, 09/26/2055 1,029 975
6.13%, 07/08/2039 100 103
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,875 5,306
Roper Technologies Inc
4.20%, 09/15/2028 200 200
4.25%, 09/15/2028 446 447
Salesforce Inc
1.95%, 07/15/2031 150 133
SAP SE
1.25%, 03/10/2028 EUR 100 113
SS&C Technologies Inc
6.50%, 06/01/2032
(i)
$ 2,150 2,229
Synopsys Inc
5.00%, 04/01/2032 100 102
UKG Inc
6.88%, 02/01/2031
(i)
3,150 3,242
VMware LLC
4.70%, 05/15/2030 100 101
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
4,350 4,103
$ 58,331
Sovereign - 5.24%
Angolan Government International Bond
8.25%, 05/09/2028 4,150 4,090
Argentine Republic Government International Bond
4.12%, 07/09/2035
(m)
8,175 5,727
Bahamas Government International Bond
8.25%, 06/24/2036
(i)
1,350 1,462
8.25%, 06/24/2036 700 758
Benin Government International Bond
7.96%, 02/13/2038 2,900 3,015
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 32,300 5,552
Colombian TES
11.00%, 08/22/2029 COP 12,088,400 3,132
13.25%, 02/09/2033 21,198,000 5,897
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
$ 675 527
6.90%, 07/31/2030
(m)
1,425 1,298
6.90%, 07/31/2035
(m)
655 501
Egypt Government Bond
24.46%, 10/01/2027 EGP 55,900 1,191
25.32%, 08/13/2027 53,500 1,146
Egypt Government International Bond
7.05%, 01/15/2032 $ 1,425 1,418
7.63%, 05/29/2032 1,250 1,270
Egypt Treasury Bills
21.12%, 12/16/2025
(q)
EGP 43,500 892
23.33%, 03/17/2026
(q)
154,400 2,976
23.72%, 11/18/2025
(q)
132,000 2,763
Egyptian Financial Co for Sovereign Taskeek/The
7.95%, 10/07/2032
(i)
$ 1,425 1,473
El Salvador Government International Bond
0.25%, 04/17/2030
(i)
40,575 1,014
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
7.00%, 09/15/2030
(h),(k)
$ 2,000 $ 2,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
Gabon Government International Bond
6.63%, 02/06/2031 1,250 976
7.00%, 11/24/2031 225 174
Ghana Government International Bond
0.00%, 01/03/2030
(d),(i)
1,819 1,570
0.00%, 01/03/2030
(d)
1,408 1,215
5.00%, 07/03/2029
(i),(m)
2,425 2,358
Hungary Government International Bond
6.00%, 09/26/2035
(i)
2,500 2,627
6.00%, 09/26/2035 275 289
Indonesia Treasury Bond
6.50%, 07/15/2030 IDR 67,100,000 4,201
Ivory Coast Government International Bond
5.88%, 10/17/2031 EUR 3,100 3,602
8.08%, 04/01/2036
(i)
$ 1,725 1,816
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 150,000 957
Japan Government Ten Year Bond
0.70%, 12/20/2033 5,000 30
Mexican Bonos
8.50%, 11/18/2038 MXN 117,500 6,032
Mexico Government International Bond
4.28%, 08/14/2041 $ 1,881 1,540
5.38%, 03/22/2033 1,019 1,018
6.34%, 05/04/2053 400 397
6.63%, 01/29/2038 802 847
Nigeria Government International Bond
7.38%, 09/28/2033 3,750 3,623
Pakistan Government International Bond
6.88%, 12/05/2027 875 874
7.38%, 04/08/2031 2,475 2,444
Peru Government Bond
5.40%, 08/12/2034 PEN 4,550 1,313
Peruvian Government International Bond
6.85%, 08/12/2035
(i)
14,200 4,450
6.90%, 08/12/2037 6,150 1,901
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 752
Republic of Kenya Government International Bond
7.88%, 10/09/2033
(i)
1,225 1,199
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 18,156 4,440
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 237,100 12,234
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(i)
$ 1,775 1,922
Romanian Government International Bond
5.38%, 06/07/2033
(i)
EUR 1,450 1,686
6.38%, 09/18/2033 1,525 1,878
6.50%, 10/07/2045
(i)
975 1,114
6.75%, 07/11/2039 750 899
Senegal Government International Bond
4.75%, 03/13/2028 400 390
Turkiye Government Bond
30.08%, 09/12/2029 TRY 116,375 2,546
Ukraine Government International Bond
4.50%, 02/01/2034
(i),(m)
$ 573 321
4.50%, 02/01/2034
(m)
3,942 2,208
Zambia Government International Bond
0.50%, 12/31/2053 2,150 1,499
$ 125,527

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0.87%
CIT Education Loan Trust 2007-1
4.72%, 03/25/2042
(i)
$ 1,210 $ 1,187
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(i)
943 888
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(i)
222 190
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(i)
1,483 1,512
KeyCorp Student Loan Trust 2006-A
5.40%, 03/27/2042 1,093 911
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.41%
National Collegiate Student Loan Trust 2005-2
4.48%, 06/25/2033 498 494
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(i)
800 733
Navient Student Loan Trust
6.48%, 03/15/2072
(i)
1,593 1,644
Nelnet Student Loan Trust 2021-D
4.84%, 04/20/2062
(i)
256 255
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
Nelnet Student Loan Trust 2023-A
6.38%, 02/20/2041
(i)
391 400
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
6.64%, 02/20/2041
(i)
489 507
SLM Private Credit Student Loan Trust 2003-A
5.90%, 06/15/2032 1,939 941
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
4.63%, 06/15/2039 886 865
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
4.59%, 06/15/2039 1,235 1,187
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.50%, 12/15/2039 452 440
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
4.54%, 12/16/2041 1,395 1,369
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
5.32%, 04/27/2026 355 355
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
5.57%, 07/25/2028 1,617 1,608
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
6.22%, 01/25/2028 207 208
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
6.27%, 10/25/2027 1,271 1,276
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2008-6
5.67%, 04/25/2029 $ 1,875 $ 1,853
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2014-A
4.50%, 09/15/2045
(i)
100 87
SMB Private Education Loan Trust 2015-B
3.50%, 12/17/2040
(i)
112 111
SMB Private Education Loan Trust 2021-A
2.31%, 01/15/2053
(i)
764 746
Towd Point Asset Trust 2021-SL1
5.55%, 11/20/2061
(i)
1,200 1,183
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.51%
$ 20,950
Supranational Bank - 0.25%
Africa Finance Corp
7.50%, 01/21/2030
(h),(i),(k)
1,525 1,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(h),(k)
875 874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Inter-American Development Bank
1.13%, 07/20/2028 2,128 1,990
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 1,734 1,635
$ 6,021
Telecommunications - 1.90%
Africell Holding Ltd
10.50%, 10/23/2029
(i),(j)
2,500 2,482
10.50%, 10/23/2029
(j)
300 298
America Movil SAB de CV
6.13%, 03/30/2040 100 108
AT&T Inc
3.15%, 06/01/2030 EUR 100 116
3.55%, 09/15/2055 $ 200 137
3.65%, 06/01/2051 100 72
3.65%, 09/15/2059 100 68
3.85%, 06/01/2060 334 236
4.25%, 06/01/2043 GBP 100 106
4.30%, 02/15/2030 $ 100 100
4.30%, 11/18/2034 EUR 100 122
4.50%, 05/15/2035 $ 1,417 1,363
4.70%, 08/15/2030 50 51
4.75%, 05/15/2046 1,071 948
4.90%, 11/01/2035 50 49
4.90%, 08/15/2037 1,336 1,304
5.38%, 08/15/2035 50 51
5.40%, 02/15/2034 100 103
5.55%, 08/15/2041 100 100
5.70%, 11/01/2054 956 936
6.05%, 08/15/2056 411 422
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(i)
1,175 1,187
7.25%, 07/11/2030 400 404
Bell Telephone Co of Canada or Bell Canada
4.70%, 03/14/2036 CAD 100 73
5.20%, 02/15/2034 $ 50 50
5.60%, 08/11/2053 CAD 50 38
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 121
5.13%, 12/04/2028 $ 200 205
Cisco Systems Inc
2.50%, 09/20/2026 100 99
5.05%, 02/26/2034 100 103
5.10%, 02/24/2035 1,203 1,238

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cisco Systems Inc (continued)
5.30%, 02/26/2054 $ 100 $ 98
CommScope LLC
9.50%, 12/15/2031
(i)
472 481
Corning Inc
3.90%, 11/15/2049 458 362
5.45%, 11/15/2079 50 47
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 75
Deutsche Telekom International Finance BV
4.38%, 06/21/2028
(i)
$ 150 151
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(i)
2,725 2,713
Motorola Solutions Inc
5.55%, 08/15/2035 606 631
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 104
4.62%, 07/16/2028
(i)
$ 200 202
5.17%, 07/16/2032
(i)
331 340
Orange SA
0.50%, 09/04/2032 EUR 100 97
1.38%, 02/11/2029
(h),(k)
100 108
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 221
Rogers Communications Inc
3.20%, 03/15/2027 $ 100 99
4.55%, 03/15/2052 100 82
5.30%, 02/15/2034 50 50
6.75%, 11/09/2039 CAD 100 84
SES SA
4.13%, 06/24/2030 EUR 100 119
Silk Road Group Holding LLC
7.50%, 09/15/2030
(i)
$ 3,450 3,457
Sprint Capital Corp
6.88%, 11/15/2028 100 107
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
825 828
7.00%, 10/28/2029 950 953
Telefonica Emisiones SA
3.70%, 01/24/2032 EUR 100 118
4.90%, 03/06/2048 $ 657 563
5.52%, 03/01/2049 200 186
Telia Co AB
0.13%, 11/27/2030 EUR 100 101
Telstra Group Ltd
1.38%, 03/26/2029 100 111
TELUS Corp
4.70%, 03/06/2048 CAD 100 68
T-Mobile USA Inc
3.00%, 02/15/2041 $ 2,535 1,898
3.60%, 11/15/2060 568 385
3.70%, 05/08/2032 EUR 100 118
3.88%, 04/15/2030 $ 100 98
4.38%, 04/15/2040 100 90
4.80%, 07/15/2028 200 203
5.05%, 07/15/2033 100 102
5.65%, 01/15/2053 100 98
Veon Midco BV
3.38%, 11/25/2027 3,450 3,231
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 123
1.30%, 05/18/2033 EUR 100 100
1.75%, 01/20/2031 $ 150 131
2.36%, 03/15/2032 200 175
2.65%, 05/06/2030 AUD 200 119
2.85%, 09/03/2041 $ 951 687
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc (continued)
2.99%, 10/30/2056 $ 100 $ 61
3.00%, 11/20/2060 865 516
3.40%, 03/22/2041 570 448
3.55%, 03/22/2051 100 72
3.88%, 03/01/2052 380 287
4.00%, 03/22/2050 100 78
4.02%, 12/03/2029 125 124
4.25%, 10/31/2030 EUR 100 122
4.50%, 08/10/2033 $ 907 891
4.78%, 02/15/2035 191 187
5.25%, 04/02/2035 953 964
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 3,150
Vodafone Group PLC
5.63%, 02/10/2053 200 195
5.75%, 06/28/2054 489 480
5.75%, 02/10/2063 428 413
5.88%, 06/28/2064 901 892
Vodafone International Financing DAC
3.38%, 07/03/2033 EUR 100 116
WULF Compute LLC
7.75%, 10/15/2030
(i)
$ 3,590 3,730
$ 45,530
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 200 199
Transportation - 0.47%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 777 647
4.45%, 03/15/2043 786 710
5.20%, 04/15/2054
(j)
50 48
5.80%, 03/15/2056 279 290
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 54
3.85%, 08/05/2032 $ 100 96
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 95
4.30%, 05/15/2043 100 87
4.70%, 05/01/2048 547 490
CSX Corp
3.35%, 09/15/2049 100 72
3.80%, 11/01/2046 100 80
DSV Finance BV
1.38%, 03/16/2030 EUR 100 109
East Japan Railway Co
1.10%, 09/15/2039 100 83
5.56%, 09/04/2054 GBP 100 127
Federal Express Corp 2020-1 Pass Through Trusts
1.88%, 08/20/2035 $ 1,725 1,510
FedEx Corp
4.95%, 10/17/2048 100 88
Norfolk Southern Corp
4.55%, 06/01/2053 100 87
5.55%, 03/15/2034 100 106
Ryder System Inc
5.25%, 06/01/2028 100 103
Transnet/South Africa
8.25%, 02/06/2028 2,875 3,038
TTX Co
5.50%, 09/25/2026
(i)
839 848
Union Pacific Corp
3.25%, 02/05/2050 100 71
3.60%, 09/15/2037 100 89
3.85%, 02/14/2072 100 71
United Parcel Service Inc
5.30%, 04/01/2050
(j)
200 195

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Yinson Bergenia Production BV
8.50%, 01/31/2045
(i)
$ 950 $ 998
8.50%, 01/31/2045 1,125 1,181
$ 11,373
Trucking & Leasing - 0.32%
FTAI Aviation Investors LLC
7.00%, 05/01/2031
(i)
2,425 2,541
7.00%, 06/15/2032
(i)
1,100 1,152
GATX Corp
3.25%, 09/15/2026 864 857
6.05%, 03/15/2034 100 107
Penske Truck Leasing Co Lp / PTL Finance Corp
5.25%, 02/01/2030
(i)
807 832
5.35%, 03/30/2029
(i)
338 348
5.88%, 11/15/2027
(i)
100 103
6.05%, 08/01/2028
(i)
825 861
6.20%, 06/15/2030
(i)
909 972
$ 7,773
Water - 0.19%
Aegea Finance Sarl
7.63%, 01/20/2036
(i)
1,475 1,438
9.00%, 01/20/2031
(i)
1,825 1,928
9.00%, 01/20/2031
(j)
250 264
American Water Capital Corp
4.15%, 06/01/2049 100 82
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 127
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 69
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 139
Suez SACA
5.00%, 11/03/2032 EUR 100 126
SW Finance I PLC
6.19%, 03/31/2029 GBP 50 68
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 119
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 227
Yorkshire Water Services Finance Ltd
5.50%, 05/28/2037
(m)
GBP 50 65
$ 4,652
TOTAL BONDS $ 1,694,188
CONVERTIBLE BONDS - 0.09%
Principal
Amount (000's) Value (000's)
Chemicals - 0.08%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 2,000 $ 1,920
Oil & Gas - 0.01%
Kosmos Energy Ltd
3.13%, 03/15/2030 525 320
TOTAL CONVERTIBLE BONDS $ 2,240
SENIOR FLOATING RATE INTERESTS
- 8.70%
Principal
Amount (000's) Value (000's)
Advertising - 0.11%
Advantage Sales & Marketing Inc ; Term Loan B2
8.45%, 10/28/2027
(r)
$ 158 $ 139
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc ; Term Loan B
8.15%, 08/23/2028
(r)
1,750 1,752
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.15%, 08/23/2028
(r)
474 474
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
CMG Media Corp ; Term Loan B2
7.60%, 06/18/2029
(r)
$ 77 $ 70
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Planet US Buyer LLC ; Term Loan B
7.20%, 02/07/2031
(r)
214 215
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,650
Aerospace & Defense - 0.07%
Bleriot US Bidco Inc ; Term Loan B
6.50%, 10/31/2030
(r)
150 151
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Goat Holdco LLC ; Term Loan B
6.91%, 12/10/2031
(r)
244 243
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kaman Corp ; Term Loan B
6.66%, 01/30/2032
(r)
460 461
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Kaman Corp ; Delayed Draw Term Loan B-DD
6.46%, 02/26/2032
(r)
4 4
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Signia Aerospace LLC ; Term Loan B
6.72%, 12/11/2031
(r)
102 102
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
TransDigm Inc ; Term Loan J
6.50%, 02/28/2031
(r)
357 357
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan L
6.50%, 01/19/2032
(r)
166 166
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan M
6.50%, 08/19/2032
(r)
237 237
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,721
Airlines - 0.01%
AAdvantage Loyalty IP Ltd ; Term Loan B
6.14%, 04/20/2028
(r)
76 76
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Air Canada ; Term Loan B
6.17%, 03/21/2031
(r)
165 166
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
United Airlines Inc ; Term Loan B
6.20%, 02/22/2031
(r)
89 89
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 331
Apparel - 0.02%
ABG Intermediate Holdings 2 LLC ; Term Loan B1
6.41%, 12/21/2028
(r)
152 152
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Beach Acquisition Bidco LLC ; Term Loan B1
7.31%, 09/12/2032
(r)
105 105
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
Varsity Brands Inc ; Term Loan B
7.03%, 08/26/2031
(r)
$ 207 $ 207
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
WH Borrower LLC ; Term Loan B
8.70%, 02/20/2032
(r)
85 85
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 549
Automobile Parts & Equipment - 0.17%
Clarios Global LP ; Term Loan B
6.66%, 05/04/2030
(r)
1,592 1,591
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
6.66%, 05/04/2030
(r)
270 270
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
6.91%, 01/28/2032
(r)
260 261
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc ; Term Loan B
8.03%, 10/04/2028
(r)
273 268
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
First Brands Group LLC ; Term Loan B
0.00%, 03/30/2027
(d),(r)
1,196 381
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
0.00%, 03/30/2027
(d),(r)
145 46
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC ; Term Loan
0.00%, 03/30/2028
(d),(r)
1,475 19
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
First Brands Group LLC ; DIP PIK TERM
5.68%, PIK 8.45%, 06/29/2026
(n),(r)
539 571
CME Term Secured Overnight Financing
Rate 1 Month + 1.55%
16.25%, PIK 0.00%, 06/29/2026
(n),(r)
1,617 648
Prime Rate + 9.00%
$ 4,055
Banks - 0.00%
Ascensus Holdings Inc ; Term Loan B
7.16%, 08/02/2028
(r)
44 44
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Beverages - 0.10%
Arterra Wines Canada Inc ; Term Loan B1
7.76%, 11/25/2027
(r)
1,569 1,524
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC
11.20%, 09/30/2030
(r)
40 34
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
11.20%, 09/30/2030
(r)
176 70
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Naked Juice LLC ; Term Loan
9.50%, 01/24/2029
(r)
122 123
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Pegasus Bidco BV ; Term Loan B
6.76%, 07/12/2029
(r)
89 89
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Primo Brands Corp ; Term Loan B
6.25%, 03/31/2028
(r)
$ 437 $ 438
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 2,278
Building Materials - 0.07%
ACProducts Holdings Inc ; Term Loan B
8.51%, 05/17/2028
(r)
504 438
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC ; Term Loan B
7.16%, 09/08/2032
(r)
241 241
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cornerstone Building Brands Inc ; Term Loan B
7.38%, 04/12/2028
(r)
317 290
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc ; Term Loan
9.65%, 08/01/2028
(r)
52 47
CME Term Secured Overnight Financing
Rate 1 Month + 5.63%
CP Atlas Buyer Inc ; Term Loan B
9.41%, 07/08/2030
(r)
154 152
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
MI Windows And Doors LLC ; Term Loan B3
6.92%, 03/21/2031
(r)
94 94
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oscar Acquisitionco LLC ; Term Loan B
8.25%, 04/29/2029
(r)
63 56
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Quikrete Holdings Inc ; Term Loan B3
6.41%, 02/10/2032
(r)
308 308
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc ; Term Loan B1
6.41%, 04/14/2031
(r)
78 78
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,704
Chemicals - 0.36%
Advancion Holdings LLC ; Term Loan
11.81%, 10/27/2028
(r)
8,680 7,812
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ecovyst Catalyst Technologies LLC ; Term Loan B
6.32%, 06/12/2031
(r)
115 114
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc ; Term Loan B
7.50%, 03/29/2032
(r)
49 47
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Herens US Holdco Corp ; Term Loan B
8.02%, 07/03/2028
(r)
63 55
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
Nouryon Finance BV ; Term Loan B
7.04%, 04/03/2028
(r)
311 310
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Qnity Electronics Inc ; Term Loan B
0.00%, 11/01/2032
(r),(s)
218 218
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Solstice Advanced Materials Inc
5.59%, 10/29/2032
(r)
$ 90 $ 90
USALCO LLC ; Term Loan B
7.66%, 09/30/2031
(r)
58 58
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 8,704
Commercial Services - 0.34%
Allied Universal Holdco LLC ; Term Loan B
7.51%, 08/06/2032
(r)
375 376
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Anticimex Global AB
0.00%, 11/17/2031
(r),(s)
650 652
Anticimex Global AB ; Term Loan B1
7.76%, 11/16/2028
(r)
323 324
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Anticimex Global AB ; Term Loan B6
7.76%, 11/16/2028
(r)
56 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Belron Finance 2019 LLC ; Term Loan B
6.74%, 10/16/2031
(r)
255 256
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Boost Newco Borrower LLC ; Term Loan B2
6.00%, 01/31/2031
(r)
802 804
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Camelot US Acquisition LLC ; Term Loan B
6.91%, 01/31/2031
(r)
90 88
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority ; Term Loan B
8.91%, 03/29/2032
(r)
75 77
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Champions Financing Inc ; Term Loan B
8.95%, 02/23/2029
(r)
2,481 2,290
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Corp Service Co ; Term Loan B
6.27%, 11/02/2029
(r)
147 146
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Creative Artists Agency LLC ; Term Loan B
6.66%, 10/01/2031
(r)
268 268
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Element Materials Technology Group US Holdings
Inc
7.68%, 07/06/2029
(r)
208 209
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC ; Term Loan B
7.31%, 08/01/2029
(r)
164 165
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Garda World Security Corp ; Term Loan B
7.38%, 02/01/2029
(r)
223 222
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jupiter Buyer Inc ; Term Loan B
8.25%, 10/10/2031
(r)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Medical Solutions Holdings Inc ; Term Loan B
7.91%, 10/06/2028
(r)
$ 273 $ 83
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Mister Car Wash Holdings Inc ; Term Loan B
6.66%, 03/27/2031
(r)
204 204
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
OMNIA Partners LLC ; Term Loan B
6.36%, 07/25/2030
(r)
151 151
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PG Polaris BidCo Sarl ; Term Loan B
6.91%, 03/26/2031
(r)
131 132
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Prime Security Services Borrower LLC ; Term Loan
B1
6.13%, 10/13/2030
(r)
108 108
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Prime Security Services Borrower LLC ; Term Loan
B2
0.00%, 03/07/2032
(r),(s)
55 55
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Priority Holdings LLC ; Term Loan B
8.03%, 07/23/2032
(r)
64 64
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Spin Holdco Inc ; Term Loan B
8.39%, 03/03/2028
(r)
742 618
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc ; Term Loan B2
8.09%, 01/30/2031
(r)
266 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
XPLOR T1 LLC ; Term Loan B
7.50%, 06/24/2031
(r)
123 123
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
XPLOR T1 LLC
0.00%, 06/24/2032
(r),(s)
125 125
$ 8,017
Computers - 0.18%
Amentum Holdings Inc ; Term Loan B
6.41%, 07/29/2031
(r)
61 61
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Clover Holdings 2 LLC ; Term Loan B
8.26%, 12/09/2031
(r)
826 826
Fortress Intermediate 3 Inc ; Term Loan B
7.11%, 06/27/2031
(r)
232 232
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
KnowBe4 Inc ; Term Loan
8.06%, 07/22/2032
(r)
900 898
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McAfee Corp ; Term Loan B1
6.96%, 03/01/2029
(r)
284 269
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp ; Term Loan B
7.02%, 04/16/2029
(r)
57 57
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Peraton Corp ; Term Loan B
0.00%, 02/01/2028
(r),(s)
$ 222 $ 191
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc ; Term Loan B
8.91%, 03/21/2031
(r)
165 144
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Ping Identity Corp
0.00%, 10/29/2032
(r),(s)
85 85
Sophos Holdings LLC ; Term Loan B
7.78%, 03/05/2027
(r)
94 94
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Synechron Inc ; Term Loan B
8.06%, 10/03/2031
(r)
94 91
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
VeriFone Systems Inc ; Term Loan
9.84%, 08/18/2028
(r)
253 242
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Vision Solutions Inc ; Term Loan B
8.57%, 04/23/2028
(r)
158 152
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC
5.99%, 03/01/2030
(r)
119 119
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
X Corp ; Term Loan B1
11.31%, 10/26/2029
(r)
559 545
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
X Corp ; Term Loan B3
9.50%, 10/26/2029
(r)
185 185
$ 4,191
Consumer Products - 0.00%
VC GB Holdings I Corp ; Term Loan B
7.76%, 06/30/2028
(r)
50 51
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Cosmetics & Personal Care - 0.02%
Conair Holdings LLC ; Term Loan B
8.03%, 05/17/2028
(r)
71 42
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Opal US LLC ; Term Loan B
6.90%, 04/28/2032
(r)
330 331
CME Term Secured Overnight Financing
Rate 6 Month + 3.00%
$ 373
Distribution & Wholesale - 0.31%
Gates Corp/DE ; Term Loan B5
5.91%, 06/04/2031
(r)
95 95
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Gloves Buyer Inc ; Term Loan B
7.96%, 05/21/2032
(r)
2,590 2,549
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Infinite Bidco LLC ; Term Loan
7.85%, 03/02/2028
(r)
190 181
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
11.10%, 02/24/2029
(r)
4,850 4,338
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
OPENLANE Inc ; Term Loan B
6.59%, 10/01/2032
(r)
$ 63 $ 63
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Resideo Funding Inc ; Term Loan B
6.04%, 08/13/2032
(r)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 7,311
Diversified Financial Services - 0.05%
Dechra Finance US LLC ; Term Loan B
7.44%, 01/27/2032
(r)
64 65
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Jump Financial LLC ; Term Loan B1
7.50%, 02/26/2032
(r)
923 924
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Kestra Advisor Services Holdings A Inc ; Term Loan
B
7.16%, 03/22/2031
(r)
138 138
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Orion US Finco Inc ; Term Loan B
7.43%, 10/08/2032
(r)
26 26
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,153
Electric - 0.07%
Cornerstone Generation LLC ; Term Loan B
7.48%, 08/11/2032
(r)
254 256
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Invenergy Thermal Operating I LLC
7.71%, 05/06/2032
(r)
4 4
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.74%, 05/06/2032
(r)
54 54
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
NRG Energy Inc ; Term Loan B
6.37%, 04/16/2031
(r)
65 65
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Talen Energy Supply LLC ; Term Loan B
6.73%, 05/17/2030
(r)
693 693
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.73%, 12/11/2031
(r)
665 666
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 1,738
Electronics - 0.05%
Ingram Micro Inc ; Term Loan B2
6.25%, 09/19/2031
(r)
82 82
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Lsf12 Crown US Commercial Bidco LLC ; Term
Loan B
7.66%, 12/02/2031
(r)
978 983
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Pinnacle Buyer LLC ; Term Loan B
6.49%, 09/10/2032
(r)
67 67
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Spectris PLC
0.00%, 09/24/2032
(r),(s)
$ 75 $ 75
$ 1,207
Engineering & Construction - 0.05%
Apple Bidco LLC ; Term Loan B
6.66%, 09/22/2031
(r)
246 246
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brand Industrial Services Inc ; Term Loan B
8.79%, 08/01/2030
(r)
74 65
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Brown Group Holding LLC ; Term Loan B1
6.66%, 07/01/2031
(r)
122 122
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC ; Term Loan B2
6.44%, 07/01/2031
(r)
542 544
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc ; Term Loan B
6.22%, 07/09/2032
(r)
110 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
DG Investment Intermediate Holdings 2 Inc ; Term
Loan B
7.91%, 07/09/2032
(r)
43 43
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Green Infrastructure Partners Inc
6.75%, 09/17/2032
(r)
62 62
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 1,193
Entertainment - 0.14%
AMC Entertainment Holdings Inc ; Term Loan
11.03%, 01/04/2029
(r)
1,126 1,127
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc ; Term Loan B1
6.41%, 02/06/2031
(r)
195 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Churchill Downs Inc ; Term Loan B1
5.91%, 03/17/2028
(r)
111 110
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Cinemark USA Inc ; Term Loan B
6.37%, 05/24/2030
(r)
132 132
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Crown Finance US Inc ; Term Loan B
8.63%, 12/02/2031
(r)
327 326
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Entain Holdings Gibraltar Ltd
6.25%, 10/31/2029
(r)
214 214
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Flutter Financing BV ; Term Loan B
5.75%, 11/30/2030
(r)
122 122
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
6.00%, 06/04/2032
(r)
294 292
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Herschend Entertainment Co LLC ; Term Loan
7.41%, 05/27/2032
(r)
$ 65 $ 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc ; Term Loan B2
6.29%, 04/14/2029
(r)
86 86
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Motion Finco Sarl ; Term Loan B3
7.50%, 11/12/2029
(r)
106 92
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Scientific Games Holdings LP ; Term Loan B
6.93%, 04/04/2029
(r)
235 232
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc ; Term Loan
B3
6.16%, 12/04/2031
(r)
169 168
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
TKO Worldwide Holdings LLC ; Term Loan B5
6.04%, 11/21/2031
(r)
253 254
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 3,413
Environmental Control - 0.04%
GFL ES US LLC ; Term Loan B
6.67%, 02/04/2032
(r)
154 154
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Madison IAQ LLC ; Term Loan B
6.70%, 06/21/2028
(r)
112 112
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp ; Term Loan B1
6.28%, 11/30/2028
(r)
149 148
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan C1
6.29%, 11/30/2028
(r)
12 12
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan B
6.27%, 01/31/2031
(r)
40 40
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc ; Term Loan
7.03%, 03/24/2028
(r)
588 588
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,054
Food - 0.03%
Aspire Bakeries Hldgs LLC
7.27%, 12/23/2030
(r)
79 79
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
B&G Foods Inc ; Term Loan B5
7.46%, 10/10/2029
(r)
46 44
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
CHG PPC Parent LLC ; Term Loan B
7.28%, 12/08/2028
(r)
118 118
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Fiesta Purchaser Inc ; Term Loan B
6.91%, 02/12/2031
(r)
$ 124 $ 123
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Froneri US Inc ; Term Loan B4
6.20%, 09/17/2031
(r)
119 118
CME Term Secured Overnight Financing
Rate 6 Month + 2.00%
Froneri US Inc ; Term Loan B6
0.00%, 07/16/2032
(r),(s)
270 270
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Savor Acquisition Inc ; Term Loan B
7.16%, 02/19/2032
(r)
55 55
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 807
Hand & Machine Tools - 0.00%
Madison Safety & Flow LLC ; Term Loan B
6.34%, 09/26/2031
(r)
71 71
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Healthcare - Products - 0.09%
Bausch + Lomb Corp ; Term Loan B
8.41%, 01/15/2031
(r)
255 257
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Insulet Corp ; Term Loan B
6.16%, 08/01/2031
(r)
127 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Medline Borrower LP ; Term Loan B
6.16%, 10/23/2028
(r)
1,338 1,339
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Resonetics LLC ; Term Loan B
6.59%, 06/18/2031
(r)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Viant Medical Holdings Inc ; Term Loan
8.16%, 10/17/2031
(r)
206 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 2,069
Healthcare - Services - 0.28%
ADMI Corp ; Term Loan B1
9.91%, 12/23/2027
(r)
124 119
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc ; Term Loan B
6.41%, 09/20/2032
(r)
104 104
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC ; PIK Term Loan B
4.97%, PIK 3.61%, 11/30/2028
(n),(r)
3,630 2,113
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc ; Term Loan B
7.38%, 10/01/2032
(r)
327 329
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Heartland Dental LLC ; Term Loan B
7.71%, 08/25/2032
(r)
953 954
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
National Mentor Holdings Inc ; Term Loan B
7.98%, 03/02/2028
(r)
$ 257 $ 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc ; Term Loan C
7.86%, 03/02/2028
(r)
7 7
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp
8.01%, 08/06/2032
(r)
73 73
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services LLC ; Term Loan B
6.54%, 03/15/2031
(r)
207 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Guarantor Inc ; Term Loan B5
6.66%, 02/21/2031
(r)
253 254
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc ; Term Loan B
6.66%, 11/15/2028
(r)
432 433
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc ; Term Loan B
8.50%, 06/30/2032
(r)
179 179
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Select Medical Corp ; Term Loan B2
6.16%, 12/03/2031
(r)
115 115
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc ; PIK Term Loan B
7.76%, PIK 1.50%, 06/28/2028
(n),(r)
316 301
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Sound Inpatient Physicians Inc ; PIK Term Loan A
9.76%, PIK 1.00%, 06/28/2028
(n),(r)
28 29
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Star Parent Inc ; Term Loan B
8.00%, 09/27/2030
(r)
90 90
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc ; Term Loan
6.66%, 12/19/2030
(r)
584 585
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Team Health Holdings Inc ; Term Loan B
8.80%, 06/23/2028
(r)
528 528
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 6,670
Home Builders - 0.06%
Tecta America Corp
6.77%, 02/12/2032
(r)
1,297 1,300
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Home Furnishings - 0.03%
AI Aqua Merger Sub Inc ; Term Loan B
7.13%, 07/30/2028
(r)
373 374
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Somnigroup International Inc ; Term Loan B
6.21%, 10/24/2031
(r)
104 104
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings (continued)
Weber-Stephen Products LLC
7.73%, 09/17/2032
(r)
$ 190 $ 190
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 668
Insurance - 1.00%
Acrisure LLC ; Term Loan B6
7.16%, 11/06/2030
(r)
995 993
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.16%, 11/06/2030
(r)
246 245
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alera Group Inc ; Term Loan B
7.41%, 05/31/2032
(r)
277 278
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Alliant Holdings Intermediate LLC ; Term Loan B
6.67%, 09/19/2031
(r)
440 439
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
AmWINS Group Inc ; Term Loan B
6.25%, 01/30/2032
(r)
161 161
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Asurion LLC ; Term Loan B13
8.41%, 09/19/2030
(r)
204 203
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC ; Term Loan B9
7.53%, 07/31/2027
(r)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC ; Term Loan B11
8.51%, 08/19/2028
(r)
106 106
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC ; Term Loan B4
9.35%, 01/20/2029
(r)
9,150 8,710
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.35%, 01/20/2029
(r)
950 904
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.35%, 01/20/2029
(r)
95 91
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC ; Term Loan B3
9.33%, 01/31/2028
(r)
7,600 7,435
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.33%, 01/31/2028
(r)
269 263
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Broadstreet Partners Group LLC ; Term Loan B4
6.91%, 06/14/2031
(r)
705 706
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CRC Insurance Group LLC ; Term Loan B
6.75%, 05/06/2031
(r)
227 227
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
CRC Insurance Group LLC ; Term Loan
8.75%, 05/06/2032
(r)
1,447 1,465
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd ; Term Loan B
6.12%, 06/20/2030
(r)
$ 219 $ 220
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Ryan Specialty LLC ; Term Loan B
6.16%, 09/13/2031
(r)
236 236
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc ; Term
Loan B
6.66%, 07/31/2031
(r)
416 416
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Trucordia Insurance Holdings LLC ; Term Loan
7.41%, 06/17/2032
(r)
140 141
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
USI Inc/NY ; Term Loan C
6.25%, 09/27/2030
(r)
119 120
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY ; Term Loan D
6.25%, 11/21/2029
(r)
371 372
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 23,981
Internet - 0.39%
CNT Holdings I Corp ; Term Loan B
6.56%, 11/08/2032
(r)
288 289
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
MH Sub I LLC ; Term Loan
10.09%, 02/12/2029
(r)
7,550 5,644
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc ; Term Loan B
0.00%, 08/31/2028
(r),(s)
425 426
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
0.00%, 08/31/2028
(r),(s)
42 42
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.16%, 08/31/2028
(r)
420 422
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ten-X LLC ; Term Loan
9.91%, 05/26/2028
(r)
2,960 2,564
CME Term Secured Overnight Financing
Rate 6 Month + 6.00%
$ 9,387
Investment Companies - 0.34%
Acuren Delaware Holdco Inc ; Term Loan
6.91%, 07/30/2031
(r)
35 35
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aragorn Parent Corp ; Term Loan B
7.66%, 12/15/2028
(r)
93 93
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Nexus Buyer LLC ; Term Loan B
7.66%, 07/31/2031
(r)
695 690
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Nexus Buyer LLC
9.91%, 01/30/2032
(r)
7,350 7,313
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
$ 8,131

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.13%
Alterra Mountain Co ; Term Loan B6
6.66%, 08/17/2028
(r)
$ 200 $ 200
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GBT US III LLC ; Term Loan B1
6.36%, 07/25/2031
(r)
108 108
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Hayward Industries Inc ; Term Loan B
6.78%, 05/28/2028
(r)
146 147
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MajorDrive Holdings IV LLC ; Term Loan B
8.26%, 06/01/2028
(r)
2,757 2,671
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Topgolf Callaway Brands Corp ; Term Loan B
7.16%, 03/16/2030
(r)
70 70
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,196
Lodging - 0.01%
Fertitta Entertainment LLC/NV ; Term Loan B
7.41%, 01/13/2029
(r)
184 183
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.51%
Chart Industries Inc ; Term Loan B
6.48%, 03/15/2030
(r)
81 81
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Engineered Machinery Holdings Inc ; Term Loan
10.26%, 05/21/2029
(r)
10,613 10,613
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Husky Injection Molding Systems Ltd ; Term Loan B
7.92%, 02/01/2029
(r)
149 150
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Oregon Tool Lux LP ; Term Loan
8.45%, 10/15/2029
(r)
115 88
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.53%, 10/15/2029
(r)
66 67
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc ; Term Loan B
7.20%, 04/30/2030
(r)
671 675
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Victory Buyer LLC ; Term Loan
8.03%, 11/18/2028
(r)
482 482
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 12,156
Media - 0.63%
Cengage Learning Inc ; Term Loan B
7.62%, 03/22/2031
(r)
261 257
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC ; Term Loan
7.30%, 10/30/2030
(r)
127 127
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
CSC Holdings LLC ; Term Loan B5
8.50%, 04/15/2027
(r)
284 267
Prime Rate + 1.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC ; Term Loan B6
8.53%, 01/18/2028
(r)
$ 760 $ 752
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
EW Scripps Co/The ; Term Loan B2
9.90%, 06/30/2028
(r)
30 31
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
EW Scripps Co/The ; Term Loan B3
7.50%, 11/30/2029
(r)
50 48
CME Term Secured Overnight Financing
Rate 1 Month + 3.35%
McGraw-Hill Education Inc ; Term Loan B2
6.91%, 08/06/2031
(r)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Numericable US LLC
8.11%, 04/30/2028
(r)
129 127
CME Term Secured Overnight Financing
Rate 3 Month + 4.13%
9.05%, 10/30/2028
(r)
116 114
CME Term Secured Overnight Financing
Rate 3 Month + 5.06%
9.36%, 05/14/2029
(r)
452 445
CME Term Secured Overnight Financing
Rate 3 Month + 5.38%
10.86%, 05/31/2031
(r)
287 286
CME Term Secured Overnight Financing
Rate 3 Month + 6.88%
Sinclair Television Group Inc ; Term Loan B6
7.87%, 12/31/2029
(r)
55 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.30%
SportsNet New York
10.25%, PIK 7.50%, 04/10/2026
(e),(g),(n),(r)
21,443 11,540
Sunrise Financing Partnership ; Term Loan AAA
6.69%, 02/13/2032
(r)
122 122
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Virgin Media Bristol LLC ; Term Loan Q
7.40%, 01/31/2029
(r)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Virgin Media Bristol LLC ; Term Loan Y
7.05%, 03/31/2031
(r)
160 156
CME Term Secured Overnight Financing
Rate 6 Month + 3.18%
WideOpenWest Finance LLC ; Term Loan
7.17%, 12/11/2028
(r)
339 311
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership ; Term Loan I
6.71%, 04/28/2028
(r)
207 207
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 15,000
Mining - 0.09%
Arctic Canadian Diamond Co Ltd
0.00%, PIK 10.00%, 06/30/2026
(e),(n),(r)
4,626 2,214
Arsenal AIC Parent LLC ; Term Loan B
6.91%, 08/18/2030
(r)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,244

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.14%
Berlin Packaging LLC ; Term Loan B7
7.35%, 06/09/2031
(r)
$ 227 $ 227
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc ; Term Loan B
7.34%, 04/13/2029
(r)
258 257
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
7.41%, 03/26/2032
(r)
328 327
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Iris Holding Inc ; Term Loan
0.00%, 06/28/2028
(r),(s)
1,690 1,638
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Kleopatra Finco Sarl
0.00%, 10/27/2025
(d),(r)
62 56
CME Term Secured Overnight Financing
Rate 1 Month + 1.00%
Klockner Pentaplast of America Inc ; Term Loan B
0.00%, 02/12/2026
(d),(r)
578 245
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
Plaze Inc ; Term Loan B
7.78%, 08/03/2026
(r)
78 72
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
7.83%, 08/03/2026
(r)
45 41
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC ; Term Loan B
8.03%, 09/15/2028
(r)
247 246
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc ; Term Loan B
7.66%, 03/27/2031
(r)
111 111
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TricorBraun Holdings Inc ; Term Loan
7.41%, 03/03/2031
(r)
219 217
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,437
Pharmaceuticals - 0.38%
1261229 BC Ltd ; Term Loan B
0.00%, 09/25/2030
(r),(s)
267 265
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Amneal Pharmaceuticals LLC ; Term Loan B
7.66%, 08/01/2032
(r)
130 131
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Covetrus Inc ; Term Loan
9.00%, 10/13/2029
(r)
9,127 7,986
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Gainwell Acquisition Corp ; Term Loan B
8.10%, 10/01/2027
(r)
278 274
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
6.41%, 05/05/2028
(r)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co ; Term Loan B
6.24%, 05/19/2031
(r)
300 271
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Perrigo Investments LLC ; Term Loan B
6.16%, 04/20/2029
(r)
$ 94 $ 94
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 9,081
Pipelines - 0.06%
Colossus Acquireco LLC ; Term Loan B
5.87%, 07/31/2032
(r)
175 174
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
EPIC Crude Services LP ; Term Loan B
6.85%, 10/15/2031
(r)
122 123
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Freeport LNG Investments LLLP
7.15%, 11/16/2026
(r)
438 439
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP ; Term Loan B
7.12%, 12/21/2028
(r)
214 214
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
New Fortress Energy Inc ; Term Loan B
0.00%, 10/27/2028
(r),(s)
103 46
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Oryx Midstream Services Permian Basin LLC ; Term
Loan B
6.23%, 10/05/2028
(r)
110 110
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TransMontaigne Operating Co LP ; Term Loan B
6.66%, 11/17/2028
(r)
107 107
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Traverse Midstream Partners LLC ; Term Loan B
6.81%, 02/16/2028
(r)
235 236
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,449
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC ; Term
Loan B2
6.71%, 01/31/2030
(r)
113 113
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cushman & Wakefield US Borrower LLC ; Term
Loan B3
6.63%, 01/31/2030
(r)
117 117
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Forest City Enterprises LLC ; Term Loan B
7.78%, 12/07/2025
(r)
490 488
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 718
Retail - 0.12%
1011778 BC ULC ; Term Loan B6
5.91%, 09/20/2030
(r)
355 354
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
EG America LLC ; Term Loan B
7.70%, 02/07/2028
(r)
142 143
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Gulfside Supply Inc ; Term Loan B
7.00%, 06/17/2031
(r)
$ 74 $ 73
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp ; Term Loan B
6.66%, 12/15/2027
(r)
272 272
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC ; Term Loan B
6.50%, 06/09/2031
(r)
157 157
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Kodiak BP LLC ; Term Loan B
7.75%, 12/04/2031
(r)
30 30
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC ; Term Loan B
7.88%, 06/06/2031
(r)
197 190
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC ; Term Loan B1
6.69%, 04/23/2031
(r)
107 106
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan
8.51%, 04/15/2028
(r)
138 132
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Park River Holdings Inc ; Term Loan B
8.49%, 03/15/2031
(r)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Petco Health & Wellness Co Inc ; Term Loan B
7.51%, 03/03/2028
(r)
63 62
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PetSmart LLC ; Term Loan B
8.03%, 08/18/2032
(r)
88 87
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
QXO Building Products Inc ; Term Loan B
7.16%, 04/30/2032
(r)
61 61
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Restoration Hardware Inc ; Term Loan B
6.78%, 10/20/2028
(r)
104 101
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC ; Term Loan B
7.75%, 03/31/2029
(r)
974 976
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
White Cap Supply Holdings LLC ; Term Loan B
7.43%, 10/19/2029
(r)
107 107
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,916
Semiconductors - 0.14%
Altar Bidco Inc ; Term Loan
9.28%, 02/01/2030
(r)
3,570 3,387
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1.73%
Applied Systems Inc ; Term Loan B1
8.50%, 02/24/2032
(r)
2,700 2,752
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Ascend Learning LLC ; Term Loan B
7.16%, 12/11/2028
(r)
$ 3,930 $ 3,926
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AthenaHealth Group Inc ; Term Loan B
6.91%, 02/15/2029
(r)
1,567 1,559
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Avalara Inc ; Term Loan B
6.73%, 03/26/2032
(r)
198 198
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Avaya LLC ; PIK Term Loan Exit
11.66%, PIK 0.00%, 07/31/2028
(n),(r)
937 818
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc ; Term Loan B
7.16%, 04/30/2031
(r)
185 186
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
BCPE Pequod Buyer Inc ; Term Loan B
7.16%, 09/19/2031
(r)
109 110
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Boxer Parent Co Inc ; Term Loan B
7.20%, 07/30/2031
(r)
602 597
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Cast & Crew LLC ; Term Loan B
7.91%, 12/29/2028
(r)
2,593 2,114
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc ; Term Loan B
6.16%, 01/23/2032
(r)
74 74
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cloud Software Group Inc ; Term Loan B2
7.25%, 03/21/2031
(r)
30 30
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
CoreLogic Inc ; Term Loan B
7.78%, 06/02/2028
(r)
208 208
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cotiviti Inc ; Term Loan
6.88%, 03/26/2032
(r)
97 94
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc ; Term Loan B
7.62%, 05/01/2031
(r)
203 195
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dawn Bidco LLC ; Term Loan B
0.00%, 10/07/2032
(r),(s)
1,525 1,519
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
0.00%, 10/07/2032
(r),(s)
448 446
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Dayforce Inc ; Term Loan B
6.31%, 03/01/2031
(r)
194 194
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Disco Parent Inc / Duck Creek Technologies Inc
7.48%, 08/06/2032
(r)
65 65
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Ellucian Holdings Inc ; Term Loan
8.85%, 11/15/2032
(r)
$ 620 $ 626
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
8.85%, 11/15/2032
(r)
1,450 1,464
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Ellucian Holdings Inc ; Term Loan B
6.91%, 10/08/2029
(r)
235 235
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp ; Term Loan B
6.66%, 05/23/2031
(r)
802 803
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc ;
Term Loan B
8.00%, 12/15/2028
(r)
113 108
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc ; Term Loan B
6.68%, 01/30/2032
(r)
541 534
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
6.75%, 11/13/2031
(r)
387 387
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Informatica LLC ; Term Loan B
6.41%, 10/27/2028
(r)
272 273
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Isolved Inc ; Term Loan B
6.91%, 10/15/2030
(r)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Javelin Buyer Inc ; Term Loan
7.06%, 12/05/2031
(r)
232 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Kaseya Inc ; Term Loan B
7.41%, 03/20/2032
(r)
647 647
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.41%, 03/20/2032
(r)
226 226
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Kaseya Inc ; Term Loan
9.04%, 03/05/2033
(r)
3,770 3,725
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.04%, 03/05/2033
(r)
2,175 2,149
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Leia Finco US LLC ; Term Loan
9.19%, 10/11/2032
(r)
4,750 4,730
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Leia Finco US LLC ; Term Loan B
7.19%, 10/09/2031
(r)
1,640 1,643
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
7.19%, 10/09/2031
(r)
302 303
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(r)
1,608 12
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Marcel Bidco LLC ; Term Loan B
7.15%, 11/12/2030
(r)
$ 152 $ 153
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Mitchell International Inc ; Term Loan B
7.41%, 06/17/2031
(r)
339 339
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Modena Buyer LLC ; Term Loan B
8.58%, 04/18/2031
(r)
2,574 2,512
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Open Text Corp ; Term Loan B
5.91%, 01/31/2030
(r)
385 385
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Planview Parent Inc ; Term Loan
7.50%, 12/17/2027
(r)
497 485
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
PointClickCare Technologies Inc ; Term Loan B
6.75%, 11/03/2031
(r)
124 124
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Project Alpha Intermediate Holding Inc ; Term Loan
B
7.25%, 10/28/2030
(r)
174 174
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Rackspace Finance LLC ; Term Loan B
6.91%, 05/15/2028
(r)
324 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.41%, 05/15/2028
(r)
167 169
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Red Planet Borrower LLC ; Term Loan B
8.16%, 08/09/2032
(r)
2,000 1,968
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Rocket Software Inc ; Term Loan B
7.91%, 11/28/2028
(r)
306 304
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SS&C Technologies Inc ; Term Loan B8
6.29%, 05/09/2031
(r)
126 126
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc ; Term Loan B
6.34%, 02/10/2031
(r)
609 608
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
VS Buyer LLC ; Term Loan B
6.56%, 04/12/2031
(r)
162 161
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
West Technology Group LLC ; Term Loan B3
8.56%, 04/09/2027
(r)
422 183
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc ; Term Loan B
6.91%, 11/26/2031
(r)
245 241
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.41%, 10/25/2031
(r)
171 170
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 41,529

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.34%
Cincinnati Bell Inc ; Term Loan B5
6.41%, 11/22/2028
(r)
$ 314 $ 313
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
CommScope LLC
8.91%, 12/18/2029
(r)
1,979 1,994
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Connect Finco SARL ; Term Loan B
8.66%, 09/27/2029
(r)
94 94
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(d),(e),(r)
454 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc ; Term Loan B
6.85%, 11/30/2029
(r)
398 393
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Digicel International Finance Ltd ; Term Loan B
9.49%, 08/07/2032
(r)
185 181
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Frontier Communications Holdings LLC ; Term
Loan B
6.53%, 07/01/2031
(r)
563 562
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Level 3 Financing Inc ; Term Loan B4
7.21%, 03/29/2032
(r)
1,362 1,360
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lumen Technologies Inc ; Term Loan A
10.16%, 06/01/2028
(r)
235 238
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc ; Term Loan B1
0.00%, 04/15/2029
(r),(s)
38 38
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
Lumen Technologies Inc ; Term Loan B2
6.63%, 04/15/2030
(r)
590 587
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
Telesat LLC ; Term Loan B5
7.21%, 12/06/2026
(r)
232 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Viasat Inc ; Term Loan B
8.64%, 05/30/2030
(r)
237 234
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.78%, 03/04/2029
(r)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Windstream Services LLC ; Term Loan B
7.96%, 09/24/2032
(r)
87 86
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Zayo Group Holdings Inc ; PIK Term Loan
7.77%, PIK 0.00%, 03/11/2030
(n),(r)
2,000 1,909
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 8,200
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.01%
PODS LLC ; Term Loan B
7.28%, 03/31/2028
(r)
$ 39 $ 38
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Stonepeak Nile Parent LLC ; Term Loan B
6.16%, 04/09/2032
(r)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 163
TOTAL SENIOR FLOATING RATE INTERESTS $ 208,480
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.90%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 6.02%
2.00%, 07/01/2041 $ 1,350 $ 1,181
2.00%, 03/01/2051 2,435 1,990
2.00%, 07/01/2051 5,245 4,277
2.00%, 09/01/2051 5,676 4,624
2.00%, 11/01/2051 4,464 3,680
2.00%, 12/01/2051 2,232 1,834
2.00%, 02/01/2052 2,969 2,479
2.00%, 02/01/2052 809 659
2.00%, 03/01/2052 1,698 1,391
2.50%, 07/01/2051 764 652
2.50%, 10/01/2051 822 701
2.50%, 12/01/2051 3,045 2,626
2.50%, 12/01/2051 3,822 3,286
2.50%, 12/01/2051 4,212 3,640
2.50%, 01/01/2052 3,158 2,716
2.50%, 01/01/2052 1,884 1,632
3.00%, 08/01/2042 941 881
3.00%, 07/01/2051 2,399 2,159
3.00%, 03/01/2052 3,782 3,383
3.00%, 03/01/2052 3,350 3,021
3.50%, 05/01/2052 2,527 2,350
3.50%, 05/01/2052 2,092 1,947
3.50%, 11/01/2052 1,344 1,240
4.00%, 07/01/2052 853 818
4.00%, 08/01/2052 2,944 2,819
4.00%, 10/01/2052 1,146 1,096
4.00%, 03/01/2053 3,457 3,297
4.50%, 06/01/2052 1,206 1,191
4.50%, 08/01/2052 1,456 1,429
4.50%, 08/01/2052 1,215 1,196
4.50%, 09/01/2052 1,726 1,699
4.50%, 10/01/2052 550 539
4.50%, 10/01/2052 1,900 1,884
4.50%, 02/01/2053 2,222 2,186
4.50%, 05/01/2053 1,481 1,450
4.50%, 07/01/2053 2,315 2,271
4.50%, 01/01/2054 1,279 1,260
5.00%, 07/01/2052 2,276 2,295
5.00%, 04/01/2053 2,243 2,242
5.00%, 06/01/2053 1,956 1,968
5.00%, 06/01/2053 3,969 3,987
5.00%, 06/01/2053 2,509 2,507
5.00%, 08/01/2053 2,091 2,092
5.00%, 11/01/2054 1,529 1,535
5.00%, 11/01/2054 1,444 1,437
5.00%, 02/01/2055 1,158 1,162
5.50%, 11/01/2040
(t)
1,200 1,226
5.50%, 02/01/2053 2,801 2,872
5.50%, 07/01/2053 1,533 1,568
5.50%, 07/01/2053 1,214 1,245
5.50%, 11/01/2053 1,508 1,540
5.50%, 11/01/2053 1,701 1,743
5.50%, 03/01/2054 1,267 1,287
5.50%, 05/01/2054 1,368 1,396

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 06/01/2054 $ 1,335 $ 1,362
5.50%, 10/01/2054 2,522 2,578
5.50%, 02/01/2055 2,921 2,976
5.50%, 04/01/2055 1,467 1,496
5.50%, 06/01/2055 808 823
5.50%, 08/01/2055 1,452 1,475
5.50%, 11/01/2055
(t)
4,804 4,853
5.50%, 12/01/2055
(t)
1,485 1,499
6.00%, 04/01/2054 1,453 1,508
6.00%, 05/01/2054 1,350 1,400
6.00%, 06/01/2054 881 913
6.00%, 08/01/2054 3,079 3,171
6.00%, 09/01/2054 1,011 1,048
6.00%, 09/01/2054 1,768 1,828
6.00%, 11/01/2054 1,917 1,986
6.00%, 09/01/2055 1,428 1,477
6.00%, 11/01/2055
(t)
2,325 2,377
6.50%, 10/01/2053 1,392 1,458
6.50%, 05/01/2054 1,000 1,051
6.50%, 04/01/2055 886 933
6.50%, 11/01/2055
(t)
400 414
$ 144,212
Government National Mortgage Association (GNMA) - 2.40%
2.00%, 01/20/2051 1,210 1,007
2.00%, 07/20/2051 1,692 1,408
2.50%, 04/20/2051 1,931 1,672
2.50%, 07/20/2051 379 328
2.50%, 09/20/2051 2,005 1,736
3.00%, 09/20/2051 858 771
3.50%, 03/20/2048 1,810 1,686
3.50%, 08/20/2048 1,165 1,086
4.00%, 03/20/2049 2,725 2,616
4.00%, 03/20/2050 563 540
4.50%, 05/20/2048 2,175 2,162
4.50%, 05/20/2052 1,032 1,015
4.50%, 09/20/2052 493 484
4.50%, 06/20/2053 1,846 1,810
4.50%, 11/20/2055
(t)
4,500 4,391
5.00%, 12/20/2052 1,158 1,162
5.00%, 01/20/2053 2,389 2,394
5.00%, 02/20/2053 969 971
5.00%, 05/20/2053 1,731 1,731
5.00%, 08/20/2053 2,624 2,622
5.00%, 09/20/2053 1,435 1,433
5.00%, 10/20/2053 1,450 1,452
5.00%, 02/20/2054 654 654
5.00%, 04/20/2054 2,676 2,670
5.00%, 11/20/2055
(t)
410 409
5.50%, 03/20/2053 888 901
5.50%, 06/20/2053 1,528 1,550
5.50%, 08/20/2053 1,302 1,319
5.50%, 04/20/2054 2,633 2,663
5.50%, 11/20/2055
(t)
10,910 11,000
6.00%, 04/20/2054 1,875 1,915
$ 57,558
U.S. Treasury - 1.66%
1.88%, 11/15/2051 1,881 1,077
2.25%, 02/15/2052 1,184 743
2.75%, 11/15/2042 899 702
2.88%, 05/15/2052 1,907 1,375
3.25%, 05/15/2042 511 433
3.63%, 09/30/2030 95 95
3.63%, 09/30/2031 645 639
3.75%, 04/15/2028 1,611 1,617
3.88%, 07/31/2030 607 611
3.88%, 08/15/2034 1,224 1,210
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.92%, 07/31/2027
(u)
$ 1,279 $ 1,279
US Treasury 3 Month Bill Money Market
Yield + 0.16%
3.93%, 04/30/2027
(u),(v)
9,546 9,543
US Treasury 3 Month Bill Money Market
Yield + 0.16%
4.00%, 07/31/2032 234 236
4.13%, 08/15/2044 618 578
4.25%, 01/31/2030 421 430
4.25%, 11/15/2034 1,841 1,869
4.25%, 08/15/2035 1,761 1,783
4.25%, 08/15/2054 2,564 2,391
4.38%, 05/15/2034 976 1,002
4.50%, 11/15/2054 3,320 3,229
4.63%, 02/15/2035 566 590
4.63%, 05/15/2044 495 495
4.63%, 11/15/2044 515 514
4.63%, 05/15/2054 1,586 1,573
4.63%, 02/15/2055 1,972 1,957
4.75%, 02/15/2045 901 913
4.75%, 05/15/2055 1,133 1,148
4.88%, 08/15/2045 197 203
5.00%, 05/15/2045 1,435 1,502
$ 39,737
U.S. Treasury Bill - 0.82%
3.82%, 12/18/2025
(q)
1,580 1,572
3.88%, 12/16/2025
(q)
18,325 18,241
$ 19,813
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 261,320
REPURCHASE AGREEMENTS - 0.63%
Maturity Amount
(000's) Value (000's)
Banks - 0.63%
Daiwa Securities Repurchase Agreement; 4.10%
traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government Security;
$15,306,719; 4.10%; dated 02/28/2030)
$ 15,002 $ 15,001
TOTAL REPURCHASE AGREEMENTS $ 15,001
TOTAL PURCHASED OPTIONS - 0.00% $ —
Total Investments $ 2,445,241
Other Assets and Liabilities -  (2.02)% (48,441)
TOTAL NET ASSETS - 100.00% $ 2,396,800
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $37,846 or
1.58% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $50,953. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $773,133 or 32.26% of net assets.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $36,252 or 1.51% of net assets.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security purchased on a when-issued basis.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $40,673 or 1.70% of net assets.
(p) Security is an Interest Only Strip.
(q) Rate shown is the discount rate of the original purchase.
(r) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(s) This Senior Floating Rate Note will settle after October 31, 2025, at which time the interest rate will be determined.
(t) Security was purchased in a "to-be-announced" ("TBA") transaction.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$219 or 0.01% of net assets.
(v) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $356 or 0.01% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 142,765 $ 2,159,367 $ 2,165,639 $ 136,493
$ 142,765 $ 2,159,367 $ 2,165,639 $ 136,493
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 3,970 $ — $ — $ —
$ 3,970 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 272 0.01%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020-10/10/2025 14,671 — 0.00%
Specialty Steel 12.00%, 11/15/2033 08/11/2025 33,946 28,040 1.17%
SportsNet New York 10.25%, PIK 7.50%, 04/10/2026 01/22/2025-07/15/2025 21,155 11,540 0.48%
Total $ 39,852 1.66%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 50 $ 125 $ 95.63 12/12/2025 $ 4 $ — $ (4)
Total $ 4 $ — $ (4)
Amounts in thousands except contracts/shares.
Credit Default Swaptions
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap JPMorgan Chase ITRX.
XOVER.43
5.00% EUR 4,611 75.00% 11/19/2025 $ (9) $ – $ 9
Total $ (9) $ – $ 9
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; December 2025 Short 22 $ 2,479 $ (4)
US 10 Year Treasury Note; December 2025 Long 168 18,929 100
US 10 Year Treasury Ultra Note; December 2025 Long 39 4,504 47
US 2 Year Treasury Note; December 2025 Short 46 9,579 1
US 2 Year Treasury Note; December 2025 Long 12 2,499 —
US 5 Year Treasury  Note; December 2025 Short 213 23,262 14
US Long Bond; December 2025 Short 14 1,642 (27)

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Ultra Bond; December 2025 Long 1 $ 121 $ 2
Total $ 133
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/20/2025 EUR 42 $ 49 $ — $ —
Bank of New York Mellon 11/20/2025 $ 6,869 EUR 5,853 117 —
Citigroup Inc 11/19/2025 EUR 676 $ 788 — (8)
Citigroup Inc 11/26/2025 TRY 132,725 $ 3,087 18 —
Citigroup Inc 11/26/2025 $ 7,765 PEN 26,272 — (38)
Deutsche Bank AG 01/30/2026 EUR 212 $ 247 — (2)
Deutsche Bank AG 01/30/2026 $ 869 EUR 743 8 —
Goldman Sachs & Co 11/26/2025 HUF 758,035 $ 2,268 — (17)
Goldman Sachs & Co 11/26/2025 $ 4,661 ZAR 80,475 26 —
HSBC Securities Inc 11/03/2025 $ 100 EUR 86 — —
HSBC Securities Inc 11/19/2025 EUR 868 $ 1,011 — (10)
HSBC Securities Inc 11/19/2025 $ 20,046 EUR 17,254 143 —
HSBC Securities Inc 11/26/2025 CZK 57,590 $ 2,764 — (33)
HSBC Securities Inc 11/26/2025 TRY 367,560 $ 8,564 34 —
HSBC Securities Inc 11/26/2025 $ 3,085 COP 11,865,261 15 —
JPMorgan Chase 11/26/2025 $ 3,218 MXN 59,350 31 —
Total $ 392 $ (108)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 1,130 $ (81) $ (7) $ — $ (88)
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 650 82 2 84 —
Goldman Sachs & Co CMBX.18.BBB N/A (3.00)% Monthly 12/17/2057 670 51 11 62 —
Goldman Sachs & Co CMBX.6.BBB- N/A (3.00)% Monthly 05/11/2063 127 17 (3) 14 —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 17 (12) 5 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 75 (51) 24 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 81 (38) 43 —
Goldman Sachs & Co CMBX.NA.18 N/A (3.00)% Monthly 12/17/2057 489 31 14 45 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 153 — 153 —
Morgan Stanley & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 489 34 11 45 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 63 (20) 43 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 26 (7) 19 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 297 7 9 16 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 69 7 76 —
Total $ 625 $ (84) $ 629 $ (88)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Bank of America NA ITRX.FIN.SNR.44  12-
100% Index Tranche
(d)
N/A 1.00% Quarterly 12/20/2030 EUR 3,350 $ 133 $ 1 $ 134 $ —
Bank of America NA ITRX.XOVER.42  12-
100% Index Tranche
(d)
N/A 1.00% Quarterly 12/20/2029 7,340 226 40 266 —
Citigroup Inc ITRX.XOVER.42  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 1,353 223 46 269 —
Goldman Sachs & Co CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 1,730 244 19 263 —
Goldman Sachs & Co CDX.NA.HY.43  15-25%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 21 17 38 —
Goldman Sachs & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 (11) 31 20 —
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 2,000 (32) 25 — (7)
Goldman Sachs & Co CMBX.NA.17 N/A 3.00% Monthly 12/15/2056 376 (47) (6) — (53)
JPMorgan Chase CDX.NA.HY.39  15-25%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2027 940 78 — 78 —

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
JPMorgan Chase ITRX.XOVER.42  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 EUR 2,706 $ 454 $ 84 $ 538 $ —
Morgan Stanley & Co CMBX.17.BBB- N/A 3.00% Monthly 12/15/2056 $ 376 (49) (4) — (53)
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 880 (12) 9 — (3)
Total $ 1,228 $ 262 $ 1,606 $ (116)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.44 N/A (1.00)% Quarterly 06/20/2030 $ 1,800 $ (41) $ 1 $ (40)
CDX.NA.IG.45 N/A (1.00)% Quarterly 12/20/2030 13,417 (303) 5 (298)
ITRX.EUROPE.42 N/A (1.00)% Quarterly 12/20/2029 EUR 4,400 (73) (40) (113)
ITRX.FIN.SNR.43 N/A (1.00)% Quarterly 06/20/2030 9,221 (142) (82) (224)
ITRX.FIN.SNR.44 N/A (1.00)% Quarterly 12/20/2030 2,010 (49) (2) (51)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 1,865 (141) (68) (209)
Total $ (749) $ (186) $ (935)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $6,802 and 14,749 EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(d) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 14,290 $ — $ 178 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Annual 12/16/2025 EGP 47,200 — 176 —
JPMorgan Chase iBoxx USD Liquid Leveraged
Loan Index
Secured Overnight Financing
Rate + 0.00%
Annual 12/24/2025 $ 4 $ — $ — $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.075%
Nigeria OMO Bill, 0.00%,
01/08/2026
Annual 01/06/2026 NGN 791,000 — 81 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
02/27/2026
Annual 02/17/2026 700,000 — 35 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/21/2026
Annual 04/21/2026 690,000 — 12 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/18/2025
Annual 11/18/2025 1,921,410 — 197 —

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/25/2025
Annual 11/25/2025 NGN 680,000 $ — $ 56 $ —
Morgan Stanley
& Co
iBoxx USD Liquid Leveraged
Loan Index
Secured Overnight Financing
Rate + 0.00%
Annual 12/24/2025 $ 3 — — —
Total $ — $ 735 $ —
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
October 31, 2025
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.13)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.13)%
2.50%, 11/01/2040 $ 1,800 $ 1,693
4.00%, 11/01/2055 1,120 1,062
4.50%, 11/01/2055 480 468
$ 3,223
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $3,227) $ 3,223
TOTAL SHORT SALES (proceeds $3,227) $ 3,223

Schedule of Investments
Diversified International Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .34 % Shares Held Value (000's)
Money Market Funds - 0 .34%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
13,131 $ 13
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(c)
4,062,275 4,062
$ 4,075
TOTAL INVESTMENT COMPANIES $ 4,075
COMMON STOCKS - 99 .44 % Shares Held Value (000's)
Aerospace & Defense - 3 .83%
Airbus SE 101,084 $ 24,924
BAE Systems PLC 841,331 20,725
$ 45,649
Airlines - 0 .91%
Ryanair Holdings PLC 356,370 10,789
Apparel - 1 .04%
PRADA SpA 713,400 4,210
Samsonite Group SA
(d)
3,891,800 8,138
$ 12,348
Automobile Manufacturers - 1 .44%
Daimler Truck Holding AG 131,156 5,257
Toyota Motor Corp 586,600 11,959
$ 17,216
Banks - 13 .22%
AIB Group PLC 1,997,751 18,412
Credicorp Ltd 47,825 12,482
DBS Group Holdings Ltd 355,660 14,725
Erste Group Bank AG 180,793 18,728
FinecoBank Banca Fineco SpA 222,725 5,096
Grupo Financiero Banorte SAB de CV 439,330 4,124
ICICI Bank Ltd ADR 340,417 10,315
National Bank of Greece SA 1,156,348 16,997
NatWest Group PLC 1,429,061 11,002
Nordea Bank Abp 372,198 6,360
Piraeus Financial Holdings SA
(e)
738,250 5,766
PT Bank Central Asia Tbk 7,881,570 4,035
Societe Generale SA 153,416 9,730
Swedbank AB 169,967 5,160
UniCredit SpA 199,123 14,744
$ 157,676
Beverages - 0 .70%
Arca Continental SAB de CV 395,700 3,829
Kweichow Moutai Co Ltd 22,520 4,524
$ 8,353
Biotechnology - 1 .03%
Argenx SE
(e)
14,422 11,804
Zai Lab Ltd ADR
(e),(f)
20,005 523
$ 12,327
Building Materials - 2 .04%
CRH PLC 205,653 24,296
Commercial Services - 2 .33%
Ashtead Group PLC 125,837 8,405
Elis SA 299,123 8,331
Localiza Rent a Car SA 774,287 5,653
TOPPAN Holdings Inc 218,100 5,334
$ 27,723
Computers - 1 .84%
Fujitsu Ltd 843,700 21,987
Cosmetics & Personal Care - 3 .76%
Haleon PLC 4,033,968 18,759
L'Oreal SA 19,607 8,182
Unilever PLC 298,348 17,902
$ 44,843
Distribution & Wholesale - 0 .80%
Rexel SA 275,114 9,540
Electric - 0 .32%
Iberdrola SA 188,467 3,820
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2 .22%
Halma PLC 87,766 $ 4,090
Hoya Corp 137,960 22,409
$ 26,499
Engineering & Construction - 2 .41%
Kajima Corp 213,400 6,880
Obayashi Corp 372,000 6,293
Stantec Inc 93,800 10,387
Technip Energies NV 127,160 5,167
$ 28,727
Entertainment - 1 .78%
Entain PLC 1,160,777 12,090
Universal Music Group NV 338,410 9,077
$ 21,167
Food - 0 .55%
Danone SA 74,838 6,609
Food Service - 0 .46%
Compass Group PLC 165,131 5,466
Forest Products & Paper - 0 .96%
Suzano SA 1,262,300 11,448
Healthcare - Products - 1 .73%
Alcon AG 88,040 6,562
Smith & Nephew PLC 761,648 14,065
$ 20,627
Healthcare - Services - 0 .93%
ICON PLC
(e)
64,730 11,122
Home Furnishings - 0 .28%
Howden Joinery Group PLC 298,666 3,392
Insurance - 7 .17%
AIA Group Ltd 3,409,000 33,172
ASR Nederland NV 81,633 5,448
AXA SA 171,121 7,425
Fairfax Financial Holdings Ltd 5,227 8,486
Hannover Rueck SE 44,715 12,765
Sompo Holdings Inc 529,300 16,131
Tryg A/S 82,745 2,039
$ 85,466
Internet - 6 .86%
MercadoLibre Inc
(e)
2,653 6,174
Scout24 SE
(d)
59,749 6,910
Spotify Technology SA
(e)
17,676 11,583
Tencent Holdings Ltd 504,800 41,004
Trip.com Group Ltd 211,500 14,884
Wix.com Ltd
(e)
8,721 1,269
$ 81,824
Machinery - Construction & Mining - 2 .71%
Komatsu Ltd 312,700 10,460
Mitsubishi Electric Corp 538,200 15,281
Weir Group PLC/The 170,106 6,622
$ 32,363
Machinery - Diversified - 1 .61%
Atlas Copco AB - A Shares 615,659 10,316
Keyence Corp 23,832 8,845
$ 19,161
Media - 0 .92%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
109,398 10,923
Metal Fabrication & Hardware - 0 .33%
APL Apollo Tubes Ltd 194,757 3,928
Mining - 2 .66%
Impala Platinum Holdings Ltd 422,733 4,530
Sandfire Resources Ltd
(e)
883,021 9,353
Teck Resources Ltd 416,041 17,848
$ 31,731
Oil & Gas - 3 .81%
ARC Resources Ltd 330,600 6,098
Canadian Natural Resources Ltd 163,531 5,232
Shell PLC 337,117 12,638

Schedule of Investments
Diversified International Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc 540,145 $ 21,509
$ 45,477
Packaging & Containers - 0 .59%
Toyo Seikan Group Holdings Ltd 311,000 6,982
Pharmaceuticals - 5 .35%
Ascendis Pharma A/S ADR
(e)
28,465 5,739
AstraZeneca PLC 198,979 32,821
Sanofi SA 249,838 25,274
$ 63,834
Pipelines - 0 .77%
Gaztransport Et Technigaz SA 46,388 9,186
Private Equity - 2 .03%
3i Group PLC 221,049 12,792
Brookfield Corp 184,452 8,494
CVC Capital Partners PLC
(d)
172,485 2,881
$ 24,167
Retail - 3 .83%
Cie Financiere Richemont SA 30,109 5,956
CP ALL PCL 2,508,100 3,563
Dollarama Inc 64,059 8,327
Industria de Diseno Textil SA 104,316 5,760
Jumbo SA 100,643 3,194
Yum China Holdings Inc 438,131 18,868
$ 45,668
Semiconductors - 10 .77%
ASML Holding NV 34,409 36,381
Samsung Electronics Co Ltd 446,218 33,590
Taiwan Semiconductor Manufacturing Co Ltd 1,209,544 58,493
$ 128,464
Software - 1 .48%
Dassault Systemes SE 153,260 4,361
Nemetschek SE 75,977 8,779
Sage Group PLC/The 299,022 4,520
$ 17,660
Telecommunications - 2 .41%
Deutsche Telekom AG 926,511 28,699
Toys, Games & Hobbies - 1 .56%
Nintendo Co Ltd 218,300 18,619
TOTAL COMMON STOCKS $ 1,185,776
Total Investments $ 1,189,851
Other Assets and Liabilities -  0.22% 2,579
TOTAL NET ASSETS - 100.00% $ 1,192,430
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,929 or 1.50% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13 or 0.00% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 174,467 $ 1,004,563 $ 1,174,968 $ 4,062
$ 174,467 $ 1,004,563 $ 1,174,968 $ 4,062
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 1,503 $ — $ — $ —
$ 1,503 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .45 % Shares Held Value (000's)
Money Market Funds - 0 .45%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
470,169 $ 470
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
37,248,244 37,248
$ 37,718
TOTAL INVESTMENT COMPANIES $ 37,718
COMMON STOCKS - 99 .38 % Shares Held Value (000's)
Advertising - 1 .50%
Omnicom Group Inc 893,593 $ 67,037
Publicis Groupe SA ADR 2,400,632 60,280
$ 127,317
Automobile Manufacturers - 4 .65%
Cummins Inc 494,981 216,643
PACCAR Inc 1,801,389 177,257
$ 393,900
Banks - 13 .43%
Bank of America Corp 4,466,380 238,728
Citigroup Inc 1,050,911 106,384
JPMorgan Chase & Co 943,236 293,460
Morgan Stanley 1,798,219 294,908
PNC Financial Services Group Inc/The 1,117,773 204,049
$ 1,137,529
Beverages - 2 .13%
Coca-Cola Co/The 2,612,455 179,998
Biotechnology - 1 .68%
Corteva Inc 2,316,921 142,352
Building Materials - 3 .53%
Carrier Global Corp 1,190,712 70,836
Trane Technologies PLC 508,219 228,012
$ 298,848
Chemicals - 0 .76%
Air Products and Chemicals Inc 265,575 64,426
Computers - 2 .32%
Apple Inc 727,110 196,589
Cosmetics & Personal Care - 1 .73%
Procter & Gamble Co/The 975,256 146,649
Diversified Financial Services - 3 .11%
Blackrock Inc 173,800 188,192
Nasdaq Inc 879,866 75,220
$ 263,412
Electric - 5 .04%
NextEra Energy Inc 1,867,390 152,006
Sempra 850,618 78,206
WEC Energy Group Inc 786,543 87,880
Xcel Energy Inc 1,337,870 108,595
$ 426,687
Food - 0 .46%
Hershey Co/The 227,388 38,572
Healthcare - Products - 2 .95%
Abbott Laboratories 1,135,075 140,318
STERIS PLC 466,320 109,911
$ 250,229
Healthcare - Services - 3 .04%
HCA Healthcare Inc 373,643 171,756
UnitedHealth Group Inc 250,159 85,444
$ 257,200
Home Builders - 2 .52%
DR Horton Inc 1,433,439 213,697
Insurance - 3 .57%
Chubb Ltd 713,202 197,514
Fidelity National Financial Inc 1,895,653 104,716
$ 302,230
Internet - 3 .36%
Alphabet Inc - A Shares 1,013,187 284,898
Iron & Steel - 1 .40%
Reliance Inc 418,850 118,296
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 2 .40%
Hilton Worldwide Holdings Inc 791,796 $ 203,460
Machinery - Diversified - 1 .96%
Deere & Co 360,262 166,308
Media - 0 .49%
Comcast Corp - Class A 1,485,578 41,351
Miscellaneous Manufacturers - 2 .61%
Parker-Hannifin Corp 285,654 220,762
Oil & Gas - 4 .59%
Chevron Corp 574,335 90,584
EOG Resources Inc 1,080,306 114,340
Marathon Petroleum Corp 941,199 183,449
$ 388,373
Pharmaceuticals - 6 .24%
AstraZeneca PLC ADR 1,043,327 85,970
Eli Lilly & Co 91,508 78,959
Merck & Co Inc 1,775,707 152,675
Novartis AG ADR 1,313,790 162,634
Roche Holding AG ADR
(d)
1,184,404 47,850
$ 528,088
Pipelines - 1 .58%
Enterprise Products Partners LP 4,342,869 133,717
Private Equity - 2 .67%
KKR & Co Inc 1,910,739 226,098
REITs - 2 .60%
Alexandria Real Estate Equities Inc 11,198 652
Equity LifeStyle Properties Inc 1,581,533 96,552
Prologis Inc 648,760 80,505
Realty Income Corp 729,283 42,284
$ 219,993
Retail - 4 .68%
Costco Wholesale Corp 244,110 222,494
Starbucks Corp 1,228,940 99,385
Williams-Sonoma Inc 384,693 74,761
$ 396,640
Semiconductors - 5 .46%
Broadcom Inc 383,952 141,920
Monolithic Power Systems Inc 95,516 95,994
Taiwan Semiconductor Manufacturing Co Ltd ADR 748,279 224,805
$ 462,719
Software - 3 .53%
Fidelity National Information Services Inc 65,495 4,095
Microsoft Corp 286,807 148,511
Salesforce Inc 229,031 59,642
SAP SE ADR 334,234 86,904
$ 299,152
Telecommunications - 2 .09%
T-Mobile US Inc 841,139 176,681
Transportation - 1 .30%
Expeditors International of Washington Inc 900,914 109,821
TOTAL COMMON STOCKS $ 8,415,992
Total Investments $ 8,453,710
Other Assets and Liabilities -  0.17% 14,419
TOTAL NET ASSETS - 100.00% $ 8,468,129
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,190 or
0.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,975 or 0.09% of net assets.

Schedule of Investments
Equity Income Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 144,824 $ 2,623,333 $ 2,730,909 $ 37,248
$ 144,824 $ 2,623,333 $ 2,730,909 $ 37,248
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 4,768 $ — $ — $ —
$ 4,768 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 10 .21 % Shares Held Value (000's)
Money Market Funds - 10 .21%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
509,357 $ 509
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
82,233,157 82,233
$ 82,742
TOTAL INVESTMENT COMPANIES $ 82,742
BONDS - 87 .94%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .04%
Czechoslovak Group AS
6.50%, 01/10/2031
(d)
$ 5,025 $ 5,194
6.50%, 01/10/2031 3,150 3,256
$ 8,450
Banks - 4 .86%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(e),(f)
2,525 2,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(d),(e),(f)
6,350 6,725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
7.63%, 02/11/2035
(e),(f)
525 556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 5,355 6,370
BSF Finance
5.76%, 09/03/2035
(e)
$ 600 601
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 2,150 2,152
Israel Discount Bank Ltd
5.38%, 01/26/2028
(d)
1,550 1,567
National Bank of Uzbekistan
7.20%, 07/17/2030 2,200 2,272
8.50%, 07/05/2029 3,200 3,425
Riyad Sukuk Ltd
6.21%, 07/14/2035
(e)
5,525 5,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(e)
1,200 1,211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
Standard Chartered PLC
7.63%, 01/16/2032
(d),(e),(f),(g),(h)
5,975 6,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
$ 39,352
Building Materials - 0 .62%
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 4,925 5,048
Chemicals - 0 .47%
Braskem Idesa SAPI
6.99%, 02/20/2032 1,850 1,185
7.45%, 11/15/2029 4,000 2,589
$ 3,774
Diversified Financial Services - 1 .09%
Eagle Funding Luxco Sarl
5.50%, 08/17/2030
(d)
6,425 6,527
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,300 2,296
$ 8,823
Electric - 3 .45%
Aydem Yenilenebilir Enerji AS
9.88%, 09/30/2030
(d),(h)
1,675 1,652
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Comision Federal de Electricidad
5.00%, 09/29/2036 $ 2,115 $ 1,916
Eastern European Electric Co BV
6.50%, 05/15/2030
(d)
EUR 2,050 2,471
6.50%, 05/15/2030 175 211
Energo - Pro as
8.00%, 05/27/2030
(d)
5,625 6,870
8.00%, 05/27/2030 300 366
Energuate Trust 2 0
6.35%, 09/15/2035
(d)
$ 2,775 2,785
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(d)
2,328 2,462
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 1,425 1,393
Saavi Energia Sarl
8.88%, 02/10/2035
(d)
7,300 7,848
$ 27,974
Energy - Alternate Sources - 0 .74%
FS Luxembourg Sarl
8.63%, 06/25/2033
(d),(h)
2,300 2,386
8.88%, 02/12/2031
(d)
2,399 2,505
8.88%, 02/12/2031
(h)
1,044 1,090
$ 5,981
Engineering & Construction - 3 .90%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(d)
5,200 5,338
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(d)
3,525 3,655
7.50%, 06/04/2029 1,050 1,089
IHS Holding Ltd
7.88%, 05/29/2030
(d)
4,225 4,310
7.88%, 05/29/2030 1,825 1,862
8.25%, 11/29/2031 1,050 1,092
IHS Netherlands Holdco BV
8.00%, 09/18/2027 4,245 4,247
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(d)
3,375 3,459
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(d)
6,350 6,560
$ 31,612
Food - 1 .26%
Grupo Nutresa SA
8.00%, 05/12/2030
(d)
9,500 10,205
Investment Companies - 1 .02%
Gaci First Investment Co
5.63%, 07/29/2034 7,825 8,293
Iron & Steel - 0 .17%
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(i),(j)
1,343 1,343
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(k),(l)
200 —
$ 1,343
Mining - 2 .86%
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(d)
7,175 7,396
7.88%, 01/23/2030 1,050 1,082
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(d)
4,475 4,541
10.88%, 09/17/2029 3,600 3,768
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(d)
3,675 3,680
9.50%, 10/06/2028 2,700 2,703
$ 23,170

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 9 .55%
Azule Energy Finance Plc
8.13%, 01/23/2030
(d)
$ 5,050 $ 5,075
Energean Israel Finance Ltd
5.38%, 03/30/2028
(d)
4,550 4,476
8.50%, 09/30/2033
(d),(h)
5,165 5,514
Energean PLC
5.63%, 05/12/2031
(d),(m)
EUR 2,325 2,680
Kosmos Energy Ltd
7.50%, 03/01/2028
(h)
$ 5,200 4,139
Leviathan Bond Ltd
6.50%, 06/30/2027
(d)
7,625 7,657
Petroleos de Venezuela SA
0.00%, 05/16/2024
(k)
34,400 7,602
0.00%, 11/15/2026
(k)
6,075 1,343
Petroleos Mexicanos
5.95%, 01/28/2031 2,225 2,176
6.70%, 02/16/2032 3,000 2,997
6.84%, 01/23/2030 6,330 6,498
Puma International Financing SA
7.75%, 04/25/2029
(d),(h)
5,225 5,401
7.75%, 04/25/2029 350 362
Raizen Fuels Finance SA
6.25%, 07/08/2032
(d)
3,325 2,826
6.25%, 07/08/2032 425 361
6.70%, 02/25/2037
(d)
2,275 1,901
6.70%, 02/25/2037
(h)
375 313
Saudi Arabian Oil Co
5.38%, 06/02/2035 6,975 7,210
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 2,440 2,426
Uzbekneftegaz JSC
8.75%, 05/07/2030
(d)
4,675 4,984
8.75%, 05/07/2030 1,300 1,386
$ 77,327
Oil & Gas Services - 0 .58%
Yinson Boronia Production BV
8.95%, 07/31/2042 4,292 4,683
Pipelines - 1 .73%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 5,438 5,518
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(d)
2,360 2,144
2.16%, 03/31/2034 2,185 1,985
Golar LNG Ltd
7.50%, 10/02/2030
(d)
3,825 3,781
Southern Gas Corridor CJSC
6.88%, 03/24/2026 600 605
$ 14,033
Real Estate - 0 .80%
MAF Global Securities Ltd
7.88%, 06/30/2027
(e),(g)
1,075 1,112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NWD Finance BVI Ltd
4.13%, 03/10/2028
(e),(g)
2,875 1,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029 3,500 2,573
4.50%, 05/19/2030 1,400 1,010
8.63%, 02/08/2028 700 610
$ 6,491
Regional Authority - 0 .62%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(i)
6,842 5,012
REITs - 0 .24%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(i)
1,875 1,900
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 46 .53%
Angolan Government International Bond
8.00%, 11/26/2029 $ 9,350 $ 8,939
8.25%, 05/09/2028 2,025 1,996
Argentine Republic Government International Bond
4.12%, 07/09/2035
(i)
21,250 14,886
Bahamas Government International Bond
8.25%, 06/24/2036
(d)
3,775 4,087
8.25%, 06/24/2036 1,425 1,543
Benin Government International Bond
7.96%, 02/13/2038 3,525 3,664
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 129,854 23,247
Brazilian Government International Bond
5.50%, 11/06/2030 $ 7,100 7,247
Colombian TES
11.00%, 08/22/2029 COP 31,674,800 8,208
13.25%, 02/09/2033 55,981,700 15,573
Dominican Republic International Bond
4.50%, 01/30/2030 $ 2,500 2,440
4.88%, 09/23/2032 2,825 2,704
7.05%, 02/03/2031 1,400 1,506
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 3,850 3,911
Ecuador Government International Bond
0.00%, 07/31/2030
(k)
1,700 1,326
6.90%, 07/31/2030
(i)
3,500 3,188
6.90%, 07/31/2035
(i)
1,713 1,311
Egypt Government Bond
24.46%, 10/01/2027 EGP 155,400 3,312
25.32%, 08/13/2027 162,225 3,474
Egypt Government International Bond
7.05%, 01/15/2032 $ 4,200 4,180
7.63%, 05/29/2032 3,275 3,328
Egypt Treasury Bills
21.12%, 12/16/2025
(n)
EGP 134,925 2,767
23.33%, 03/17/2026
(n)
220,700 4,254
23.51%, 03/31/2026
(n)
103,000 1,967
23.72%, 11/18/2025
(n)
335,000 7,013
Egyptian Financial Co for Sovereign Taskeek/The
7.95%, 10/07/2032
(d)
$ 3,625 3,747
Gabon Government International Bond
6.63%, 02/06/2031 2,925 2,284
7.00%, 11/24/2031 275 213
Ghana Government International Bond
0.00%, 01/03/2030
(d),(k)
3,394 2,929
0.00%, 01/03/2030
(k)
4,787 4,130
5.00%, 07/03/2029
(d),(i)
6,275 6,102
Guatemala Government Bond
7.05%, 10/04/2032 1,675 1,845
Hungary Government Bond
4.50%, 03/23/2028 HUF 4,073,400 11,613
Hungary Government International Bond
6.00%, 09/26/2035
(d)
$ 6,175 6,489
6.00%, 09/26/2035 1,025 1,077
Israel Government International Bond
5.75%, 03/12/2054 7,700 7,534
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 6,800 7,579
5.88%, 10/17/2031 1,425 1,656
8.08%, 04/01/2036
(d)
$ 4,425 4,659
Kuwait International Government Bond
4.65%, 10/09/2035
(d)
4,050 4,068
Lebanon Government International Bond
0.00%, 10/04/2022
(k)
1,500 342
0.00%, 06/12/2025
(k)
1,500 341
0.00%, 03/20/2028
(k)
5,750 1,311
0.00%, 05/17/2034
(k)
1,500 343

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexican Bonos
7.75%, 11/13/2042 MXN 192,900 $ 8,952
8.50%, 11/18/2038 222,200 11,407
Mexico Government International Bond
5.38%, 03/22/2033 $ 7,000 6,994
5.63%, 09/22/2035 4,950 4,925
Morocco Government International Bond
4.75%, 04/02/2035 EUR 8,625 10,277
Nigeria Government International Bond
6.13%, 09/28/2028 $ 4,075 4,000
7.14%, 02/23/2030 4,825 4,806
Pakistan Government International Bond
6.88%, 12/05/2027 1,775 1,773
7.38%, 04/08/2031 6,475 6,395
Peru Government Bond
5.40%, 08/12/2034 PEN 36,775 10,611
Peruvian Government International Bond
6.85%, 08/12/2035
(d)
37,300 11,690
6.90%, 08/12/2037 14,750 4,560
Republic of Kenya Government International Bond
7.88%, 10/09/2033
(d)
$ 3,175 3,107
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 48,667 11,900
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 349,200 18,019
8.75%, 02/28/2048 195,650 10,055
Republic of South Africa Government International
Bond
5.75%, 09/30/2049 $ 1,375 1,162
7.95%, 11/19/2054 1,400 1,492
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(d)
4,375 4,737
Romanian Government International Bond
5.13%, 09/24/2031
(d)
EUR 1,750 2,056
5.38%, 06/07/2033
(d)
3,775 4,390
6.38%, 09/18/2033 4,650 5,725
6.50%, 10/07/2045
(d)
2,575 2,942
6.75%, 07/11/2039 1,925 2,308
Senegal Government International Bond
4.75%, 03/13/2028 1,000 975
Turkiye Government Bond
30.08%, 09/12/2029 TRY 306,450 6,705
Ukraine Government International Bond
4.50%, 02/01/2034
(d),(i)
$ 1,021 572
4.50%, 02/01/2034
(i)
10,890 6,100
Zambia Government International Bond
0.50%, 12/31/2053
(d)
4,775 3,333
0.50%, 12/31/2053 913 637
$ 376,938
Supranational Bank - 1 .08%
Africa Finance Corp
7.50%, 01/21/2030
(d),(e),(g)
4,425 4,417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(e),(g)
300 300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 4,050 4,054
$ 8,771
Telecommunications - 2 .91%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(d)
2,700 2,729
7.25%, 07/11/2030 1,550 1,567
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(d)
7,150 7,118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(d)
$ 2,650 $ 2,659
7.00%, 10/28/2029 975 978
Veon Midco BV
3.38%, 11/25/2027 9,106 8,528
$ 23,579
Transportation - 1 .54%
Transnet/South Africa
8.25%, 02/06/2028 6,725 7,107
Yinson Bergenia Production BV
8.50%, 01/31/2045
(d)
2,625 2,756
8.50%, 01/31/2045 2,450 2,573
$ 12,436
Water - 0 .88%
Aegea Finance Sarl
7.63%, 01/20/2036
(d)
3,550 3,461
9.00%, 01/20/2031
(d)
2,900 3,064
9.00%, 01/20/2031
(h)
575 608
$ 7,133
TOTAL BONDS $ 712,328
CONVERTIBLE BONDS - 0 .73%
Principal
Amount (000's) Value (000's)
Chemicals - 0 .64%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 5,400 $ 5,184
Oil & Gas - 0 .09%
Kosmos Energy Ltd
3.13%, 03/15/2030 1,175 715
TOTAL CONVERTIBLE BONDS $ 5,899
Total Investments $ 800,969
Other Assets and Liabilities -  1.12% 9,095
TOTAL NET ASSETS - 100.00% $ 810,064
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,829 or
1.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $242,031 or 29.88% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $16,123 or 1.99% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,475 or 1.05% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Non-income producing security

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2025
See accompanying notes.

(l) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(m) Security purchased on a when-issued basis.
(n) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 90,147 $ 796,216 $ 804,130 $ 82,233
$ 90,147 $ 796,216 $ 804,130 $ 82,233
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 2,237 $ — $ — $ —
$ 2,237 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; December 2025 Long 352 $ 39,661 $ (398)
Total $ (398)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/19/2025 EUR 327 $ 381 $ — $ (4)
Citigroup Inc 11/19/2025 $ 4,898 EUR 4,217 34 —
Citigroup Inc 11/26/2025 TRY 351,550 $ 8,177 47 —
Citigroup Inc 11/26/2025 $ 26,833 PEN 90,789 — (130)
Citigroup Inc 11/26/2025 $ 50,608 EUR 43,348 586 —
Goldman Sachs & Co 11/26/2025 $ 4,020 ZAR 69,400 22 —
HSBC Securities Inc 11/03/2025 $ 250 EUR 216 1 —
HSBC Securities Inc 11/04/2025 $ 6 EUR 5 — —
HSBC Securities Inc 11/19/2025 EUR 2,922 $ 3,404 — (34)
HSBC Securities Inc 11/19/2025 $ 54,987 EUR 47,323 398 —
HSBC Securities Inc 11/26/2025 CZK 488,117 $ 23,423 — (281)
HSBC Securities Inc 11/26/2025 PLN 13,775 $ 3,780 — (50)
HSBC Securities Inc 11/26/2025 TRY 960,513 $ 22,380 90 —
HSBC Securities Inc 11/26/2025 $ 8,186 COP 31,478,579 39 —
JPMorgan Chase 11/26/2025 ILS 52,392 $ 16,091 — (3)
JPMorgan Chase 11/26/2025 $ 4,952 MXN 91,325 47 —
Total $ 1,264 $ (502)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/
Hong Kong, 4.711%,
06/14/2027
0.20% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (140) $ (44) $ — $ (184)
Goldman Sachs & Co Bank of China Ltd/
Hong Kong, 4.711%,
06/14/2027
0.20% (1.00)% Quarterly 12/20/2026 3,300 (23) (7) — (30)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.14% (1.00)% Quarterly 12/20/2026 20,400 (140) (58) — (198)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.14% (1.00)% Quarterly 12/20/2026 3,300 (22) (10) — (32)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.19% (1.00)% Quarterly 12/20/2026 16,400 (113) (36) — (149)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.19% (1.00)% Quarterly 12/20/2026 2,600 (18) (6) — (24)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2025
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.16% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (140) $ (52) $ — $ (192)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.16% (1.00)% Quarterly 12/20/2026 3,300 (22) (9) — (31)
Total $ (618) $ (222) $ — $ (840)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.44 N/A (1.00)% Quarterly 12/20/2030 $ 15,973 $ 357 $ (98) $ 259
CDX.NA.HY.45 N/A (5.00)% Quarterly 12/20/2030 72,885 (5,358) 18 (5,340)
ITRX.XOVER.44 N/A (5.00)% Quarterly 12/20/2030 EUR 21,134 (2,490) (43) (2,533)
Total $ (7,491) $ (123) $ (7,614)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/17/2025 MXN 1,725,000 $ 595 $ 493 $ 1,088
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/17/2025 1,725,000 (604) (497) (1,101)
3 Month KRW Certificate of
Deposit
Pay 2.31% Quarterly Quarterly N/A 09/17/2027 KRW 131,400,000 $ (523) — (523)
6 Month Prague Interbank
Offered Rate
Pay 3.72% Semiannual Annual N/A 12/17/2030 CZK 208,426 $ (86) 2 (84)
Shekel Overnight Interest Rate Pay 3.74% Annual Annual N/A 12/17/2030 ILS 104,500 $ 229 (1) 228
Shekel Overnight Interest Rate Pay 3.74% Annual Annual N/A 12/17/2030 13,000 (3) 31 28
Total $ (392) $ 28 $ (364)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 41,050 $ — $ 511 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Annual 12/16/2025 EGP 143,150 — 534 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.075%
Nigeria OMO Bill, 0.00%,
01/08/2026
Annual 01/06/2026 NGN 2,206,000 — 226 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/21/2026
Annual 04/21/2026 1,650,000 — 27 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2025
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/18/2025
Annual 11/18/2025 NGN 5,362,340 $ — $ 551 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/25/2025
Annual 11/25/2025 1,800,000 — 148 —
Total $ — $ 1,997 $ —
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 4.44% Shares Held Value (000's)
Money Market Funds - 4.44%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
1,139,009 $ 1,139
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
245,061,417 245,061
$ 246,200
TOTAL INVESTMENT COMPANIES $ 246,200
COMMON STOCKS - 96.70% Shares Held Value (000's)
Aerospace & Defense - 1.34%
Korea Aerospace Industries Ltd 818,083 $ 59,272
LIG Nex1 Co Ltd 40,770 14,847
$ 74,119
Automobile Manufacturers - 2.34%
BYD Co Ltd 4,085,200 52,781
Geely Automobile Holdings Ltd 18,491,000 43,866
Mahindra & Mahindra Ltd 845,318 33,194
$ 129,841
Automobile Parts & Equipment - 0.67%
Hyundai Mobis Co Ltd 166,769 36,879
Banks - 14.67%
Banco del Bajio SA
(d)
7,385,259 18,846
Bank Rakyat Indonesia Persero Tbk PT 134,583,182 32,195
Credicorp Ltd 180,912 47,218
Grupo Financiero Banorte SAB de CV 6,323,300 59,362
HDFC Bank Ltd 8,697,489 96,706
ICICI Bank Ltd 5,943,774 90,064
IDFC First Bank Ltd 64,079,047 59,002
Kotak Mahindra Bank Ltd 1,721,744 40,786
National Bank of Greece SA 4,449,812 65,405
Piraeus Financial Holdings SA
(e)
7,767,772 60,668
Powszechna Kasa Oszczednosci Bank Polski SA 3,268,684 67,019
PT Bank Central Asia Tbk 125,423,800 64,216
Saudi National Bank/The 6,417,617 68,287
Vietnam Technological & Commercial Joint Stock
Bank
32,241,200 42,972
$ 812,746
Beverages - 1.58%
Arca Continental SAB de CV 3,575,711 34,601
Varun Beverages Ltd 9,963,821 52,653
$ 87,254
Biotechnology - 1.34%
BeOne Medicines Ltd
(e)
1,342,300 32,272
Zai Lab Ltd
(e)
16,020,450 41,804
$ 74,076
Building Materials - 2.18%
Cemex SAB de CV 39,777,314 40,337
JSW Cement Ltd
(d),(e)
6,163,067 9,473
UltraTech Cement Ltd 305,192 41,039
Voltas Ltd 1,918,692 29,879
$ 120,728
Commercial Services - 0.92%
JSW Infrastructure Ltd 15,578,214 50,769
Computers - 1.10%
Elm Co 81,534 20,626
Globant SA
(e)
652,962 40,210
$ 60,836
Diversified Financial Services - 2.80%
Bajaj Finance Ltd 3,242,539 38,082
Banco BTG Pactual SA 6,984,750 63,551
Intercorp Financial Services Inc 482,494 20,762
KB Financial Group Inc 401,511 32,777
$ 155,172
Electric - 0.07%
Emirates Central Cooling Systems Corp 8,682,315 3,734
Electrical Components & Equipment - 1.83%
Delta Electronics Inc 3,148,000 101,252
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1.85%
Avalon Technologies Ltd
(d),(e)
1,005,366 $ 13,469
E Ink Holdings Inc 6,631,000 45,555
Voltronic Power Technology Corp 1,110,000 43,485
$ 102,509
Engineering & Construction - 1.02%
Cury Construtora e Incorporadora SA 4,994,000 32,443
L&T Technology Services Ltd
(d)
221,236 10,242
Samsung E&A Co Ltd 774,175 14,075
$ 56,760
Food - 2.21%
Bid Corp Ltd
(f)
1,529,429 37,860
Gruma SAB de CV 618,590 10,476
Indofood Sukses Makmur Tbk PT 28,270,700 12,581
LT Foods Ltd 3,003,544 14,224
SM Investments Corp 213,765 2,645
WH Group Ltd
(d)
46,526,500 44,755
$ 122,541
Forest Products & Paper - 1.01%
Suzano SA 6,187,200 56,111
Healthcare - Products - 0.33%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 3,600,737 18,208
Universal Vision Biotechnology Co Ltd 30,000 140
$ 18,348
Healthcare - Services - 0.33%
Bangkok Dusit Medical Services PCL 15,757,300 9,195
Hygeia Healthcare Holdings Co Ltd
(d),(e),(f)
5,541,400 9,310
$ 18,505
Home Furnishings - 0.43%
Anker Innovations Technology Co Ltd 1,442,935 23,697
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 23,697
Insurance - 3.82%
AIA Group Ltd 9,910,000 96,432
China Pacific Insurance Group Co Ltd 12,419,000 50,347
Max Financial Services Ltd
(e)
2,437,853 42,433
PICC Property & Casualty Co Ltd 9,564,000 22,595
$ 211,807
Internet - 14.79%
Alibaba Group Holding Ltd 10,832,424 230,501
Grab Holdings Ltd
(e)
9,957,614 59,845
JD.com Inc 2,568,350 42,404
Meituan
(d),(e)
3,322,200 43,729
MercadoLibre Inc
(e)
34,087 79,329
Tencent Holdings Ltd 3,910,700 317,657
Trip.com Group Ltd 650,798 45,798
$ 819,263
Iron & Steel - 0.00%
Severstal PAO
(e)
31,471 —
Leisure Products & Services - 0.18%
Yadea Group Holdings Ltd
(d)
6,258,000 9,784
Lodging - 1.18%
Atour Lifestyle Holdings Ltd ADR 1,684,447 65,626
Machinery - Diversified - 0.79%
WEG SA 5,592,300 43,731
Metal Fabrication & Hardware - 0.50%
APL Apollo Tubes Ltd 1,377,324 27,780
Mining - 2.63%
Anglogold Ashanti Plc 531,900 36,469
Capstone Copper Corp
(e)
3,848,300 34,352
Impala Platinum Holdings Ltd 5,311,508 56,924
Ivanhoe Mines Ltd
(e)
1,811,000 18,116
Polyus PJSC
(e)
3,430 —
$ 145,861
Miscellaneous Manufacturers - 0.53%
Escorts Kubota Ltd 507,415 21,630
Zhuzhou CRRC Times Electric Co Ltd 1,547,700 7,865
$ 29,495

Schedule of Investments
Global Emerging Markets Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2.38%
ADNOC Drilling Co PJSC 18,289,507 $ 27,786
PRIO SA/Brazil
(e)
1,659,400 11,067
Reliance Industries Ltd 5,152,521 86,216
Saudi Arabian Oil Co
(d)
964,576 6,665
$ 131,734
Pharmaceuticals - 1.23%
Caplin Point Laboratories Ltd 706,878 16,170
Hansoh Pharmaceutical Group Co Ltd
(d)
5,938,000 27,260
Richter Gedeon Nyrt 532,783 16,412
Simcere Pharmaceutical Group Ltd
(d)
5,041,000 8,029
$ 67,871
Pipelines - 0.79%
Gaztransport Et Technigaz SA 219,633 43,494
Real Estate - 0.50%
China Resources Land Ltd 5,581,500 20,166
Sun Hung Kai Properties Ltd 630,000 7,666
$ 27,832
Retail - 1.91%
CP ALL PCL 14,746,400 20,951
Jumbo SA 1,317,271 41,800
Yum China Holdings Inc 1,004,350 43,252
$ 106,003
Semiconductors - 23.24%
Alchip Technologies Ltd 233,000 26,250
ASE Technology Holding Co Ltd 2,620,000 20,962
ASML Holding NV - NY Reg Shares 31,568 33,438
ASPEED Technology Inc 83,000 14,719
MediaTek Inc 1,487,000 63,063
Samsung Electronics Co Ltd 3,387,862 255,025
SK hynix Inc 352,671 137,222
Taiwan Semiconductor Manufacturing Co Ltd 15,240,685 737,035
$ 1,287,714
Software - 1.29%
NetEase Inc 2,555,825 71,718
Telecommunications - 2.21%
Accton Technology Corp 1,741,000 60,546
Xiaomi Corp
(d),(e)
11,133,400 61,767
$ 122,313
Water - 0.71%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
1,589,100 39,057
TOTAL COMMON STOCKS $ 5,356,960
CONVERTIBLE PREFERRED STOCKS
- 0.27% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.27%
JSW One Platforms Ltd 0.00%
(e),(g),(h)
1,820 $ 15,112
TOTAL CONVERTIBLE PREFERRED STOCKS $ 15,112
PREFERRED STOCKS - 0.87% Shares Held Value (000's)
Automobile Manufacturers - 0.40%
Hyundai Motor Co 13,600.00% 142,429 $ 21,945
Oil & Gas - 0.47%
Petroleo Brasileiro SA - Petrobras 0.80% 4,771,100 26,321
TOTAL PREFERRED STOCKS $ 48,266
Total Investments $ 5,666,538
Other Assets and Liabilities -  (2.28)% (126,571)
TOTAL NET ASSETS - 100.00% $ 5,539,967
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,319 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $263,329 or 4.75% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,438 or 0.26% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 105,493 $ 2,056,567 $ 1,916,999 $ 245,061
$ 105,493 $ 2,056,567 $ 1,916,999 $ 245,061
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 3,637 $ — $ — $ —
$ 3,637 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
JSW One Platforms Ltd   0.00% 05/08/2025-06/16/2025 $ 11,987 $ 15,112 0.27%
Total $ 15,112 0.27%
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .30 % Shares Held Value (000's)
Money Market Funds - 1 .30%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
20,824,898 $ 20,825
TOTAL INVESTMENT COMPANIES $ 20,825
COMMON STOCKS - 98 .45 % Shares Held Value (000's)
Engineering & Construction - 0 .97%
Cellnex Telecom SA
(c),(d)
239,019 $ 7,441
Keppel Ltd 1,031,100 8,064
$ 15,505
Healthcare - Services - 0 .50%
Chartwell Retirement Residences 542,310 7,992
Lodging - 0 .57%
Hyatt Hotels Corp 66,166 9,092
Real Estate - 10 .30%
City Developments Ltd 1,091,200 6,061
CTP NV
(d)
314,154 6,551
Fastighets AB Balder
(c)
2,516,099 18,455
LEG Immobilien SE 236,124 17,996
Mitsubishi Estate Co Ltd 1,242,200 26,325
Mitsui Fudosan Co Ltd 3,595,479 37,438
Sun Hung Kai Properties Ltd 1,732,500 21,082
Swire Properties Ltd 4,650,800 12,670
TAG Immobilien AG 596,305 9,899
Vonovia SE 63,610 1,912
Wharf Real Estate Investment Co Ltd 2,261,000 6,435
$ 164,824
REITs - 85 .19%
Advance Residence Investment Corp 6,167 6,675
American Healthcare REIT Inc 369,263 16,735
American Homes 4 Rent 1,043,610 32,978
American Tower Corp 104,780 18,754
Americold Realty Trust Inc 484,042 6,239
AvalonBay Communities Inc 299,000 52,002
Canadian Apartment Properties REIT 398,251 10,952
CapitaLand Integrated Commercial Trust 9,586,200 17,428
Centurion Accommodation Reit
(c)
5,701,469 4,643
COPT Defense Properties 251,151 7,075
Cousins Properties Inc 566,911 14,700
Daiwa House REIT Investment Corp 11,674 10,060
Digital Realty Trust Inc 198,656 33,853
EastGroup Properties Inc 134,693 23,508
Empire State Realty Trust Inc 1,037,038 7,664
Equinix Inc 122,604 103,724
Equity LifeStyle Properties Inc 319,513 19,506
Essex Property Trust Inc 107,228 26,997
Extra Space Storage Inc 456,818 61,004
Gaming and Leisure Properties Inc 418,590 18,694
Gecina SA 29,881 2,777
GLP J-Reit 10,674 9,676
Goodman Group 2,659,500 57,361
Healthpeak Properties Inc 1,747,015 31,359
Invincible Investment Corp 15,706 7,017
Invitation Homes Inc 1,237,616 34,839
Iron Mountain Inc 146,551 15,087
Japan Real Estate Investment Corp 7,429 6,127
Keppel DC REIT 7,814,871 14,340
Kilroy Realty Corp 337,079 14,242
Klepierre SA 775,559 29,639
Merlin Properties Socimi SA 1,044,635 16,274
Mirvac Group 12,819,034 19,298
Mitsui Fudosan Accommodations Fund Inc 5,185 4,370
National Storage REIT 5,748,991 8,651
Nippon Building Fund Inc 16,660 15,377
Nippon Prologis REIT Inc 19,252 11,198
Prologis Inc 613,110 76,081
Prologis Property Mexico SA de CV 1,015,693 4,071
Regency Centers Corp 476,766 32,873
Rexford Industrial Realty Inc 691,464 28,571
Ryman Hospitality Properties Inc 170,410 14,810
Sabra Health Care REIT Inc 1,353,617 24,122
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Safestore Holdings PLC 1,149,498 $ 10,805
Saul Centers Inc 58,129 1,721
Segro PLC 892,971 8,194
Sekisui House Reit Inc 18,228 9,381
Simon Property Group Inc 147,254 25,881
Stockland 8,408,291 34,763
Unibail-Rodamco-Westfield
(c)
325,940 33,703
UNITE Group PLC/The 1,458,250 10,877
Ventas Inc 947,939 69,948
VICI Properties Inc 1,371,839 41,141
Vornado Realty Trust 372,579 14,136
Warehouses De Pauw CVA 499,285 12,679
Welltower Inc 654,700 118,527
$ 1,363,107
Telecommunications - 0 .92%
NEXTDC Ltd
(c)
1,429,340 14,695
TOTAL COMMON STOCKS $ 1,575,215
Total Investments $ 1,596,040
Other Assets and Liabilities -  0.25% 3,949
TOTAL NET ASSETS - 100.00% $ 1,599,989
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,992 or 0.87% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 26,078 $ 374,423 $ 379,676 $ 20,825
$ 26,078 $ 374,423 $ 379,676 $ 20,825
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 1,063 $ — $ — $ —
$ 1,063 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .86 % Shares Held Value (000's)
Money Market Funds - 1 .86%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
11,601,422 $ 11,601
TOTAL INVESTMENT COMPANIES $ 11,601
BONDS - 16 .86%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 6 .94%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 $ 702 $ 702
AmeriCredit Automobile Receivables Trust 2024-1
4.78%, 02/18/2028 1,031 1,031
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 338 338
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 810 811
BofA Auto Trust 2025-1
4.73%, 11/22/2027
(c)
1,718 1,720
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029
(d)
7,010 7,010
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,794 1,798
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
1,154 1,156
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 3,585 3,593
GM Financial Automobile Leasing Trust 2024-3
4.65%, 01/20/2027 3,201 3,203
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 1,310 1,313
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 1,512 1,513
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 1,270 1,270
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 3,805 3,812
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 6,830 6,843
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
169 169
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
7,080 7,093
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 43,375
Credit Card Asset Backed Securities - 1 .98%
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 4,250 4,254
Discover Card Execution Note Trust
4.31%, 03/15/2028 8,087 8,092
$ 12,346
Mortgage Backed Securities - 7 .94%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(e)
2,142 2,137
CSMC Trust 2015-1
3.89%, 01/25/2045
(c),(e)
2,088 2,023
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,189 158
Fannie Mae REMICS
1.70%, 09/25/2046
(f)
9,527 1,078
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.70%, 10/25/2049
(f)
10,274 1,354
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
1.70%, 05/25/2050
(f)
$ 10,976 $ 1,316
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.72%, 06/25/2045
(f)
3,161 225
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
1.75%, 08/25/2049
(f)
16,149 1,846
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.75%, 09/25/2049
(f)
4,546 599
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.75%, 11/25/2049
(f)
7,579 904
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.77%, 06/25/2050
(f)
7,400 908
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.85%, 09/25/2047
(f)
14,399 1,777
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.40%, 12/25/2042
(f)
5,679 804
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
2.50%, 02/25/2028
(f)
951 19
3.00%, 07/25/2032
(f)
2,225 115
3.00%, 10/25/2040
(f)
570 9
3.00%, 04/25/2042 313 309
3.00%, 05/25/2048 659 590
3.00%, 01/25/2051
(f)
10,322 1,773
3.50%, 02/25/2036
(f)
1,640 123
3.50%, 02/25/2043
(f)
328 4
3.50%, 02/25/2043 81 80
3.50%, 07/25/2043
(f)
2,246 129
3.50%, 08/25/2045 54 54
4.90%, 04/25/2027 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 183 189
Freddie Mac REMICS
1.75%, 09/25/2049
(f)
14,377 1,694
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.75%, 10/25/2049
(f)
11,522 1,392
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.75%, 11/25/2049
(f)
5,084 598
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.75%, 03/25/2050
(f)
8,417 1,026
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.80%, 08/25/2050
(f)
7,039 1,012
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 722 675
4.00%, 11/15/2042
(f)
1,019 136
6.50%, 08/15/2027 4 4
Ginnie Mae
1.95%, 03/20/2044
(f)
3,703 447
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.95%, 06/20/2046
(f)
1,702 218
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.95%, 08/20/2047
(f)
$ 9,041 $ 1,177
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.05%, 10/20/2045
(f)
3,895 486
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.05%, 11/20/2047
(f)
2,816 368
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.07%, 09/20/2050
(f)
6,384 991
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.15%, 08/20/2050
(f)
10,082 1,474
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.15%, 07/20/2051
(f)
7,136 1,019
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.15%, 08/20/2051
(f)
8,586 1,243
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(f)
5,837 922
3.00%, 11/20/2050
(f)
10,662 1,809
3.00%, 11/20/2050
(f)
15,975 2,698
3.00%, 12/20/2050
(f)
6,628 1,099
3.50%, 10/20/2049
(f)
9,718 1,969
4.00%, 04/20/2044
(f)
976 52
4.00%, 01/20/2046
(f)
713 28
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
552 504
New Residential Mortgage Loan Trust 2015-2
5.27%, 08/25/2055
(c),(e)
2,174 2,166
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(e)
1,516 1,133
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(e)
557 548
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(e)
1,631 1,543
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(e)
172 156
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(e)
2,475 2,482
$ 49,593
TOTAL BONDS $ 105,314
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 91 .25%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .29%
3.00%, 05/01/2043 $ 869 $ 806
3.00%, 07/01/2045 2,212 2,044
3.00%, 10/01/2046 3,326 3,060
3.50%, 08/01/2043 1,659 1,580
3.50%, 02/01/2044 1,795 1,700
3.50%, 11/01/2046 1,510 1,429
4.00%, 12/01/2041 1,455 1,428
4.00%, 09/15/2042 437 428
4.00%, 10/01/2045 2,629 2,574
4.50%, 04/01/2041 1,498 1,508
5.00%, 12/01/2032 6 6
5.00%, 02/01/2033 79 80
5.00%, 01/01/2034 902 915
5.00%, 05/01/2034 19 19
5.00%, 07/01/2035 1 —
5.00%, 07/01/2035 9 9
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 87 90
5.00%, 07/01/2044 730 751
5.00%, 03/01/2048 1,463 1,492
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 05/01/2033 $ 1 $ 1
5.50%, 10/01/2033 4 4
5.50%, 12/01/2033 73 75
5.50%, 07/01/2037 5 5
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 16 17
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 3 3
6.00%, 11/01/2033 108 110
6.00%, 09/01/2034 16 17
6.00%, 02/01/2035 9 9
6.00%, 10/01/2036 12 13
6.00%, 03/01/2037 34 35
6.00%, 05/01/2037 46 49
6.00%, 03/01/2038 18 18
6.00%, 04/01/2038 12 13
6.00%, 07/01/2038 49 51
6.00%, 10/01/2038 23 24
6.50%, 03/01/2029 5 5
6.50%, 04/01/2031 16 17
6.50%, 10/01/2031 12 12
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 2 2
6.98%, 10/01/2032 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.98%
7.00%, 01/01/2028 3 4
7.00%, 06/01/2029 10 11
7.00%, 04/01/2031 8 8
7.00%, 10/01/2031 16 16
7.00%, 04/01/2032 35 37
7.50%, 12/01/2030 2 1
7.50%, 02/01/2031 1 1
8.50%, 07/01/2029 32 33
$ 20,528
Federal National Mortgage Association (FNMA) - 0 .06%
5.50%, 05/01/2033 29 29
6.00%, 01/01/2032 21 21
6.00%, 04/01/2033 44 44
6.00%, 09/01/2034 115 117
6.30%, 12/01/2033 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 06/01/2031 18 18
6.50%, 11/01/2032 117 119
6.50%, 11/01/2032 27 27
7.00%, 08/01/2028 7 7
7.00%, 12/01/2028 9 9
7.00%, 07/01/2029 7 7
7.00%, 07/01/2032 5 6
$ 414
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 60 .17%
2.00%, 11/01/2051 9,006 7,425
2.00%, 12/01/2051 15,292 12,620
2.00%, 12/01/2051 11,441 9,407
2.00%, 01/01/2052 10,168 8,408
2.00%, 01/01/2052 12,685 10,427
2.00%, 02/01/2052 9,724 8,121
2.00%, 03/01/2052 11,012 9,002
2.50%, 10/01/2050 9,948 8,465
2.50%, 02/01/2051 6,705 5,834
2.50%, 07/01/2051 9,900 8,570
2.50%, 10/01/2051 10,610 9,055
2.50%, 11/01/2051 5,032 4,368
2.50%, 12/01/2051 11,259 9,869

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2046 $ 2,105 $ 1,937
3.00%, 07/01/2046 2,278 2,077
3.00%, 10/01/2046 2,718 2,485
3.00%, 12/01/2046 2,914 2,657
3.00%, 08/01/2050 3,696 3,306
3.00%, 09/01/2050 6,006 5,388
3.50%, 06/01/2042 836 799
3.50%, 11/01/2042 1,512 1,447
3.50%, 02/01/2043 736 706
3.50%, 05/01/2043 1,090 1,039
3.50%, 03/01/2045 1,637 1,556
3.50%, 11/01/2048 5,426 5,149
3.50%, 12/01/2049 866 819
4.00%, 03/01/2043 960 939
4.00%, 08/01/2044 1,285 1,259
4.00%, 11/01/2044 1,070 1,048
4.00%, 08/01/2045 1,908 1,868
4.00%, 08/01/2046 3,039 2,945
4.00%, 07/01/2047 2,767 2,699
4.00%, 02/01/2048 2,451 2,387
4.00%, 07/01/2052 2,400 2,288
4.50%, 08/01/2039 818 825
4.50%, 10/01/2044 1,158 1,146
4.50%, 12/01/2044 2,526 2,525
4.50%, 05/01/2045 1,137 1,136
4.50%, 09/01/2045 1,504 1,503
4.50%, 10/01/2045 2,188 2,190
4.50%, 11/01/2045 3,136 3,129
4.50%, 06/01/2052 4,282 4,228
4.50%, 08/01/2052 4,436 4,355
4.50%, 08/01/2052 4,534 4,462
4.50%, 10/01/2052 7,591 7,437
4.50%, 05/01/2053 6,475 6,337
4.50%, 11/01/2053 2,919 2,851
4.50%, 01/01/2054 4,368 4,300
5.00%, 04/01/2035 52 54
5.00%, 05/01/2035 18 18
5.00%, 07/01/2035 6 6
5.00%, 02/01/2038 636 653
5.00%, 03/01/2038 389 400
5.00%, 02/01/2040 1,902 1,971
5.00%, 05/01/2040 749 769
5.00%, 07/01/2040 388 396
5.00%, 07/01/2041 2,026 2,081
5.00%, 02/01/2044 1,034 1,056
5.00%, 06/01/2044 881 905
5.00%, 05/01/2048 1,614 1,644
5.00%, 09/01/2052 4,046 4,074
5.00%, 04/01/2053 13,864 13,857
5.00%, 06/01/2053 11,499 11,490
5.00%, 11/01/2054 4,715 4,692
5.00%, 11/01/2054 5,318 5,336
5.00%, 01/01/2055 4,321 4,331
5.00%, 02/01/2055 2,967 2,977
5.50%, 06/01/2026 1 1
5.50%, 07/01/2033 145 149
5.50%, 12/01/2037 280 290
5.50%, 03/01/2038 63 65
5.50%, 07/01/2053 4,956 5,120
5.50%, 07/01/2053 5,019 5,133
5.50%, 11/01/2053 5,720 5,863
5.50%, 11/01/2053 5,602 5,720
5.50%, 03/01/2054 4,002 4,064
5.50%, 05/01/2054 4,412 4,502
5.50%, 10/01/2054 7,317 7,478
5.50%, 02/01/2055 9,650 9,830
5.50%, 04/01/2055 4,400 4,489
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 06/01/2055 $ 2,517 $ 2,563
5.50%, 08/01/2055 4,563 4,637
5.50%, 12/01/2055
(g)
12,165 12,282
6.00%, 03/01/2029 6 6
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 26 28
6.00%, 03/01/2038 23 24
6.00%, 04/01/2039 108 112
6.00%, 04/01/2054 4,828 5,014
6.00%, 05/01/2054 4,514 4,680
6.00%, 06/01/2054 3,304 3,424
6.00%, 08/01/2054 7,139 7,352
6.00%, 09/01/2054 3,304 3,424
6.00%, 09/01/2054 5,573 5,762
6.00%, 11/01/2054 2,864 2,966
6.50%, 08/01/2028 2 2
6.50%, 03/01/2029 5 6
6.50%, 06/01/2031 35 37
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 21 21
6.50%, 02/01/2033 29 30
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 13 14
6.50%, 08/01/2036 6 6
6.50%, 10/01/2036 10 10
6.50%, 11/01/2036 5 6
6.50%, 07/01/2037 7 8
6.50%, 08/01/2037 10 10
6.50%, 08/01/2037 101 107
6.50%, 02/01/2038 9 10
6.50%, 10/01/2053 4,306 4,508
6.50%, 05/01/2054 3,340 3,509
6.50%, 04/01/2055 2,776 2,926
7.00%, 11/01/2031 23 24
7.50%, 08/01/2032 3 3
$ 375,736
Government National Mortgage Association (GNMA) - 27 .30%
2.00%, 08/20/2050 3,410 2,838
2.00%, 02/20/2051 6,469 5,383
2.50%, 06/20/2050 11,325 9,827
3.00%, 02/20/2047 2,305 2,097
3.00%, 12/20/2051 2,404 2,162
3.50%, 06/20/2043 1,625 1,498
3.50%, 10/20/2047 1,481 1,375
4.00%, 09/15/2041 1,923 1,868
4.00%, 03/15/2044 1,269 1,230
4.50%, 08/20/2048 1,212 1,207
4.50%, 05/20/2052 4,465 4,393
4.50%, 09/20/2052 5,298 5,209
4.50%, 03/20/2053 2,984 2,931
4.50%, 06/20/2053 10,026 9,828
4.50%, 11/20/2055
(g)
12,025 11,734
5.00%, 12/20/2052 7,333 7,362
5.00%, 04/20/2053 12,018 12,033
5.00%, 05/20/2053 5,666 5,668
5.00%, 09/20/2053 4,712 4,706
5.00%, 10/20/2053 4,797 4,803
5.00%, 02/20/2054 2,132 2,132
5.00%, 04/20/2054 6,712 6,698
5.00%, 11/20/2055
(g)
4,935 4,919
5.50%, 07/20/2033 245 251
5.50%, 03/20/2034 269 277
5.50%, 05/20/2035 28 29
5.50%, 03/20/2053 5,682 5,765
5.50%, 06/20/2053 4,967 5,036

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 08/20/2053 $ 11,656 $ 11,808
5.50%, 11/20/2055
(g)
28,650 28,886
6.00%, 04/20/2026 1 1
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 7 8
6.00%, 02/15/2033 4 5
6.00%, 07/20/2033 200 207
6.00%, 08/15/2038 24 25
6.00%, 04/20/2054 5,869 5,995
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 11 12
6.50%, 04/20/2031 9 9
6.50%, 10/15/2031 3 3
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 155 162
7.00%, 10/15/2027 2 2
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 22 22
7.00%, 12/15/2028 6 6
7.00%, 01/15/2029 9 10
7.00%, 03/15/2029 8 8
7.00%, 04/15/2029 22 22
7.00%, 05/15/2031 1 1
7.50%, 08/15/2029 5 5
7.50%, 10/15/2029 7 7
8.00%, 12/15/2030 1 1
$ 170,468
U.S. Treasury Bill - 0 .43%
3.82%, 12/18/2025
(h)
2,730 2,717
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 569,863
Total Investments $ 686,778
Other Assets and Liabilities -  (9.97)% (62,284)
TOTAL NET ASSETS - 100.00% $ 624,494
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,282 or 3.57% of net assets.
(d) Security purchased on a when-issued basis.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 3,266 $ 289,506 $ 281,171 $ 11,601
$ 3,266 $ 289,506 $ 281,171 $ 11,601
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 396 $ — $ — $ —
$ 396 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; December 2025 Short 87 $ 9,803 $ (14)
US 2 Year Treasury Note; December 2025 Short 159 33,111 5
US 5 Year Treasury  Note; December 2025 Short 319 34,838 (13)
US Long Bond; December 2025 Long 47 5,514 (2)
Total $ (24)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 8.75% Shares Held Value (000's)
Money Market Funds - 8.75%
DWS Government Money Market Series -
Institutional Class 4.02%
(a)
71,450,000 $ 71,450
Goldman Sachs Financial Square Government Fund
- Institutional Class 3.96%
(a)
135,300,000 135,300
Invesco Government & Agency Portfolio -
Institutional Class 3.97%
(a)
126,100,000 126,100
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 3.95%
(a)
94,300,000 94,300
$ 427,150
TOTAL INVESTMENT COMPANIES $ 427,150
BONDS - 59.62%
Principal
Amount (000's) Value (000's)
Federal & Federally Sponsored Credit - 7.48%
Federal Farm Credit Banks Funding Corp
4.10%, 07/21/2026 $ 60,000 $ 60,000
Secured Overnight Financing Rate + 0.06%
4.11%, 08/12/2026 20,000 20,000
Secured Overnight Financing Rate + 0.07%
4.14%, 01/08/2027 65,000 65,000
Secured Overnight Financing Rate + 0.10%
4.16%, 02/18/2027 45,000 45,000
Secured Overnight Financing Rate + 0.12%
4.16%, 07/30/2027 40,000 40,000
Secured Overnight Financing Rate + 0.12%
4.38%, 02/01/2027 45,000 45,000
Secured Overnight Financing Rate + 0.11%
Federal Farm Credit Discount Notes
4.02%, 11/12/2025 40,000 39,951
4.25%, 11/04/2025 50,000 49,982
$ 364,933
Finance - Mortgage Loan/Banker - 52.14%
Fannie Mae Discount Notes
3.75%, 11/04/2025 75,000 74,977
3.80%, 11/05/2025 75,000 74,968
3.80%, 11/06/2025 75,000 74,960
3.82%, 11/10/2025 75,000 74,928
3.83%, 11/13/2025 60,000 59,923
3.95%, 11/24/2025 60,000 59,849
3.97%, 12/01/2025 60,000 59,802
3.97%, 12/02/2025 65,000 64,778
Federal Home Loan Bank Discount Notes
3.73%, 03/11/2026 31,960 31,530
3.73%, 03/20/2026 20,000 19,712
3.74%, 11/03/2025 125,000 124,973
3.76%, 02/20/2026 71,000 70,177
3.77%, 02/06/2026 40,000 39,594
3.78%, 01/28/2026 25,000 24,769
3.80%, 01/30/2026 70,000 69,335
3.82%, 01/13/2026 50,000 49,613
3.84%, 01/16/2026 65,000 64,474
3.85%, 01/07/2026 39,750 39,465
3.85%, 01/09/2026 60,000 59,557
3.88%, 01/14/2026 70,000 69,442
3.89%, 03/04/2026 40,000 39,468
3.90%, 12/26/2025 60,000 59,642
3.92%, 12/17/2025 100,000 99,491
3.93%, 02/18/2026 45,000 44,465
3.95%, 11/25/2025 70,000 69,816
3.95%, 12/01/2025 30,000 29,901
3.95%, 12/05/2025 60,000 59,776
3.96%, 12/12/2025 82,632 82,262
3.96%, 01/02/2026 60,000 59,591
4.00%, 12/10/2025 95,000 94,591
4.13%, 11/12/2025 40,000 39,950
4.13%, 12/03/2025 60,000 59,783
4.14%, 11/14/2025 60,000 59,910
4.16%, 11/07/2025 50,000 49,965
4.17%, 11/05/2025 50,000 49,977
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac Discount Notes
3.75%, 01/26/2026 $ 50,000 $ 49,552
3.81%, 02/02/2026 50,000 49,496
3.84%, 11/19/2025 70,000 69,866
3.89%, 12/22/2025 50,000 49,724
4.03%, 11/13/2025 20,778 20,750
4.03%, 11/18/2025 67,453 67,325
4.04%, 12/08/2025 60,000 59,751
4.15%, 11/17/2025 50,000 49,908
4.16%, 01/20/2026 23,499 23,282
$ 2,545,068
TOTAL BONDS $ 2,910,001
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5.08%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 5.08%
3.72%, 03/19/2026 $ 40,000 $ 39,430
3.82%, 02/10/2026 60,000 59,357
3.84%, 03/05/2026 50,000 49,339
3.89%, 01/08/2026 50,000 49,633
4.22%, 11/18/2025 50,000 49,900
$ 247,659
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 247,659
REPURCHASE AGREEMENTS - 26.84%
Maturity Amount
(000's) Value (000's)
Banks - 26.84%
Bank of Montreal Repurchase Agreement; 4.13%
traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government Securities;
$173,400,107; 0.00%-4.25%; dated
04/15/2026-02/15/2054)
$ 170,020 $ 170,000
Bank of New York Mellon Repurchase Agreement;
4.13% traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government Security;
$40,800,023; 3.75%; dated 05/15/2028)
(b)
260,030 260,000
Barclays Capital Repurchase Agreement; 4.15%
traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government
Securities; $204,000,023; 4.125%; dated
11/30/2031-02/29/2032)
200,023 200,000
BNP Paribas Securities Corp Repurchase
Agreement; 4.10% traded 10/31/2025 maturing
11/03/2025 (collateralized by US Government
Securities; $173,400,000; 0.00%-4.625%; dated
05/15/2026-05/15/2055)
170,019 170,000
Goldman Sachs Repurchase Agreement; 4.14%
traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government Securities;
$204,000,000; 0.00%-4.875%; dated
05/31/2026-02/15/2055)
200,023 200,000
HSBC Bank USA Repurchase Agreement;
4.13% traded 10/31/2025 maturing
11/03/2025 (collateralized by US Government
Securities; $163,200,000; 0.00%; dated
11/15/2026-11/15/2053)
160,018 160,000
Merrill Lynch Repurchase Agreement; 4.14% traded
10/31/2025 maturing 11/03/2025 (collateralized
by US Government Securities; $153,000,000;
0.00%-6.00%; dated 11/15/2025-09/20/2055)
150,017 150,000
$ 1,310,000
TOTAL REPURCHASE AGREEMENTS $ 1,310,000
Total Investments $ 4,894,810
Other Assets and Liabilities -  (0.29)% (14,037)
TOTAL NET ASSETS - 100.00% $ 4,880,773

Schedule of Investments
Government Money Market Fund
October 31, 2025
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) The Repurchase Agreement was undercollateralized due to an operational error as of October 31, 2025, however, full collateral was reinstated subsequent to the fiscal year end.

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 4.36% Shares Held Value (000's)
Exchange-Traded Funds - 0.39%
State Street SPDR Portfolio High Yield Bond ETF 1,087,470 $ 25,883
Money Market Funds - 3 .97%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
3,447,963 3,448
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
260,621,295 260,621
$ 264,069
TOTAL INVESTMENT COMPANIES $ 289,952
COMMON STOCKS - 0.03% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
103,250 $ 54
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0.01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,870,585 671
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 174
$ 845
Mining - 0.00%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 217
Burgundy Diamond Mines Ltd
(d),(e),(f)
6,531,458 —
$ 217
Oil & Gas - 0.02%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
$ 1,087
Retail - 0.00%
Claire's Holdings LLC
(d)
4,036 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 2,203
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 89.50%
Principal
Amount (000's) Value (000's)
Advertising - 0.30%
Dotdash Meredith Inc
7.63%, 06/15/2032
(g)
$ 22,390 $ 20,129
Aerospace & Defense - 1.75%
Bombardier Inc
6.75%, 06/15/2033
(g)
2,910 3,055
7.00%, 06/01/2032
(g)
11,804 12,393
7.25%, 07/01/2031
(g)
13,761 14,606
7.50%, 02/01/2029
(g)
2,660 2,771
8.75%, 11/15/2030
(g)
20,773 22,404
TransDigm Inc
6.00%, 01/15/2033
(g)
30,745 31,233
6.38%, 03/01/2029
(g)
14,100 14,483
6.63%, 03/01/2032
(g)
6,872 7,106
6.75%, 01/31/2034
(g)
6,748 6,993
7.13%, 12/01/2031
(g)
1,400 1,461
$ 116,505
Airlines - 0.85%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,522 2,406
American Airlines Inc
7.25%, 02/15/2028
(g)
91 93
8.50%, 05/15/2029
(g)
2,185 2,280
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
8,871 8,950
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g),(h)
10,300 10,329
OneSky Flight LLC
8.88%, 12/15/2029
(g)
7,648 8,116
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 2,425 2,419
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030 $ 54 $ 51
United Airlines Inc
4.38%, 04/15/2026
(g)
160 160
4.63%, 04/15/2029
(g)
21,835 21,626
$ 56,430
Apparel - 0.39%
S&S Holdings LLC
8.38%, 10/01/2031
(g)
27,427 26,202
Automobile Manufacturers - 0.05%
Ford Motor Co
3.25%, 02/12/2032 4,134 3,605
Automobile Parts & Equipment - 1.15%
American Axle & Manufacturing Inc
6.50%, 04/01/2027 87 87
6.88%, 07/01/2028
(h)
13,648 13,675
7.75%, 10/15/2033
(g)
18,865 18,892
Dana Inc
4.25%, 09/01/2030
(h)
13,495 13,309
4.50%, 02/15/2032 3,500 3,426
5.38%, 11/15/2027 7,280 7,274
5.63%, 06/15/2028 6,745 6,738
Phinia Inc
6.63%, 10/15/2032
(g)
11,460 11,788
6.75%, 04/15/2029
(g)
1,274 1,314
$ 76,503
Banks - 2.62%
Barclays PLC
5.09%, 06/20/2030
(i)
26,300 26,709
3 Month USD LIBOR + 3.05%
7.63%, 03/15/2035
(i),(j),(k)
11,725 12,401
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(i),(j),(k)
21,085 22,441
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
6.50%, 04/01/2030
(i),(j)
35,370 36,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
UBS Group AG
7.00%, 02/10/2030
(g),(i),(j),(k)
35,758 36,215
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
9.25%, 11/13/2028
(g),(i),(j),(k)
36,900 40,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 174,686
Building Materials - 2.16%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(g)
25,924 27,119
JH North America Holdings Inc
5.88%, 01/31/2031
(g)
6,715 6,839
6.13%, 07/31/2032
(g)
8,635 8,856
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
8,773 9,005
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
15,495 15,035
Quikrete Holdings Inc
6.38%, 03/01/2032
(g)
15,485 16,061
6.75%, 03/01/2033
(g)
7,865 8,184
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
49,622 49,462
8.88%, 11/15/2031
(g)
3,100 3,264
$ 143,825

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 2.81%
Advancion Sciences Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(l),(m)
$ 10,075 $ 8,917
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g),(h)
19,485 13,232
6.50%, 05/15/2026
(g)
14,905 14,278
12.00%, 02/15/2031
(g),(h)
10,556 7,502
Element Solutions Inc
3.88%, 09/01/2028
(g)
25,703 24,875
Inversion Escrow Issuer LLC
6.75%, 08/01/2032
(g)
17,600 17,185
Olin Corp
6.63%, 04/01/2033
(g)
5,980 5,922
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
1,155 1,106
6.25%, 10/01/2029
(g),(h)
40,530 39,506
7.13%, 10/01/2027
(g)
3,439 3,500
7.25%, 06/15/2031
(g)
12,185 12,192
Tronox Inc
4.63%, 03/15/2029
(g),(h)
30,133 18,525
9.13%, 09/30/2030
(g),(h)
2,585 2,359
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
33,845 18,006
$ 187,105
Commercial Services - 3.76%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
14,460 14,003
5.88%, 10/15/2033
(g)
21,280 21,587
Albion Financing 1 SARL / Aggreko Holdings Inc
7.00%, 05/21/2030
(g)
15,990 16,503
Block Inc
6.00%, 08/15/2033
(g)
2,252 2,303
6.50%, 05/15/2032 27,789 28,832
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
15,345 15,043
8.63%, 05/15/2032
(g)
10,632 10,730
Garda World Security Corp
4.63%, 02/15/2027
(g)
107 106
6.00%, 06/01/2029
(g)
18,173 17,727
7.75%, 02/15/2028
(g)
27 28
8.25%, 08/01/2032
(g)
150 153
8.38%, 11/15/2032
(g)
20,170 20,522
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(g)
29,425 30,391
United Rentals North America Inc
3.88%, 02/15/2031 11,480 10,899
4.88%, 01/15/2028 4,136 4,133
5.25%, 01/15/2030 8,650 8,710
Veritiv Operating Co
10.50%, 11/30/2030
(g)
34,653 36,063
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
16,256 12,725
$ 250,458
Computers - 1.74%
McAfee Corp
7.38%, 02/15/2030
(g)
40,110 36,719
NCR Atleos Corp
9.50%, 04/01/2029
(g)
26,470 28,586
Seagate Data Storage Technology Pte Ltd
5.75%, 12/01/2034
(g),(h)
9,660 9,874
8.50%, 07/15/2031
(g)
3,920 4,172
9.63%, 12/01/2032
(g)
15,075 17,184
Virtusa Corp
7.13%, 12/15/2028
(g)
20,062 19,246
$ 115,781
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.25%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
$ 11,897 $ 8,825
10.75%, 06/30/2032
(g)
15,075 7,707
$ 16,532
Cosmetics & Personal Care - 0.44%
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 29,270 29,517
Diversified Financial Services - 5.47%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(i)
27,625 29,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2030
(g)
11,450 11,445
9.25%, 12/15/2028
(g)
28,443 29,829
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(g)
2,180 2,239
9.13%, 05/15/2031
(g)
44,315 47,108
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
42,755 44,018
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
31,170 31,718
6.75%, 05/01/2033
(g)
16,550 17,264
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(g)
5,250 5,312
OneMain Finance Corp
3.50%, 01/15/2027 4,210 4,142
4.00%, 09/15/2030 7,638 7,103
6.63%, 01/15/2028 2,675 2,743
6.63%, 05/15/2029 11,314 11,635
7.13%, 11/15/2031 27,370 28,361
7.13%, 09/15/2032 17,185 17,737
7.50%, 05/15/2031 7,760 8,106
Rfna LP
7.88%, 02/15/2030
(g)
14,805 14,742
Rocket Cos Inc
6.13%, 08/01/2030
(g)
11,530 11,893
6.38%, 08/01/2033
(g)
15,400 16,043
TrueNoord Capital DAC
8.75%, 03/01/2030
(g)
21,507 22,658
Vericast Corp
12.50%, 12/15/2027
(g)
800 850
$ 363,986
Electric - 3.97%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g)
29,495 29,801
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
35,612 32,978
Lightning Power LLC
7.25%, 08/15/2032
(g)
44,485 47,121
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(i)
26,013 27,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.75%, 01/15/2034
(g)
18,069 18,196
6.00%, 01/15/2036
(g)
18,069 18,380
10.25%, 03/15/2028
(g),(i),(j)
12,125 13,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Talen Energy Supply LLC
6.25%, 02/01/2034
(g)
9,910 10,162
6.50%, 02/01/2036
(g)
9,910 10,264

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Corp
7.00%, 12/15/2026
(g),(i),(j)
$ 16,889 $ 17,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
21,107 20,725
VoltaGrid LLC
7.38%, 11/01/2030
(g),(n)
19,265 19,594
$ 264,637
Engineering & Construction - 0.38%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
25,003 24,994
Entertainment - 3.29%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(g)
8,356 8,667
Caesars Entertainment Inc
6.00%, 10/15/2032
(g),(h)
18,560 17,706
6.50%, 02/15/2032
(g)
30,505 30,759
Churchill Downs Inc
4.75%, 01/15/2028
(g)
240 238
5.75%, 04/01/2030
(g)
28,560 28,648
6.75%, 05/01/2031
(g)
210 215
Cinemark USA Inc
5.25%, 07/15/2028
(g)
18,440 18,355
7.00%, 08/01/2032
(g)
40,555 42,028
Starz Capital Holdings LLC
5.50%, 04/15/2029
(g)
10,420 8,310
Warnermedia Holdings Inc
5.05%, 03/15/2042 37,098 29,780
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
104 104
6.25%, 03/15/2033
(g)
17,075 17,348
7.13%, 02/15/2031
(g)
15,966 17,145
$ 219,303
Environmental Control - 0.47%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
18,265 17,885
Waste Pro USA Inc
7.00%, 02/01/2033
(g)
12,610 13,107
$ 30,992
Food - 3.73%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
11,785 11,232
4.63%, 01/15/2027
(g)
8,270 8,253
5.50%, 03/31/2031
(g),(n)
6,295 6,345
6.25%, 03/15/2033
(g)
4,740 4,872
B&G Foods Inc
5.25%, 09/15/2027
(h)
11,625 11,178
8.00%, 09/15/2028
(g)
25,432 23,910
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(l),(m)
5,741 6,082
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
13,095 13,019
7.63%, 07/01/2029
(g)
12,484 12,983
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
3,744 3,952
9.63%, 09/15/2032
(g)
24,490 26,353
Ingles Markets Inc
4.00%, 06/15/2031
(g)
20,752 19,414
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 27,275 25,469
Pilgrim's Pride Corp
3.50%, 03/01/2032 14,595 13,377
4.25%, 04/15/2031 15,060 14,576
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
4.63%, 04/15/2030
(g)
$ 28,739 $ 27,864
6.25%, 10/15/2034
(g)
2,870 2,904
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g)
16,755 16,811
$ 248,594
Forest Products & Paper - 0.36%
Mercer International Inc
5.13%, 02/01/2029 21,090 13,637
12.88%, 10/01/2028
(g)
5,860 4,865
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
5,381 5,603
$ 24,105
Healthcare - Products - 0.43%
Medline Borrower LP
3.88%, 04/01/2029
(g)
26,645 25,881
5.25%, 10/01/2029
(g)
3,085 3,073
$ 28,954
Healthcare - Services - 3.85%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
41,537 40,645
7.38%, 03/15/2033
(g),(h)
3,775 3,902
Centene Corp
2.50%, 03/01/2031 16,540 14,234
3.00%, 10/15/2030 1,820 1,624
3.38%, 02/15/2030 16,070 14,783
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
29,751 29,453
Concentra Health Services Inc
6.88%, 07/15/2032
(g)
22,130 23,082
Global Medical Response Inc
7.38%, 10/01/2032
(g)
10,145 10,615
IQVIA Inc
6.25%, 06/01/2032
(g)
16,860 17,573
LifePoint Health Inc
8.38%, 02/15/2032
(g)
18,520 19,998
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
10,385 9,364
4.38%, 06/15/2028
(g)
14,923 14,535
6.25%, 01/15/2033
(g)
6,742 6,786
Tenet Healthcare Corp
6.13%, 06/15/2030 30,511 31,077
6.75%, 05/15/2031 18,165 18,846
$ 256,517
Holding Companies - Diversified - 0.18%
Clue Opco LLC
9.50%, 10/15/2031
(g),(h)
11,510 11,733
Home Builders - 1.76%
Adams Homes Inc
9.25%, 10/15/2028
(g)
23,814 24,728
Century Communities Inc
3.88%, 08/15/2029
(g)
18,585 17,427
6.63%, 09/15/2033
(g)
5,370 5,354
Dream Finders Homes Inc
6.88%, 09/15/2030
(g)
8,950 8,908
8.25%, 08/15/2028
(g)
16,133 16,642
Forestar Group Inc
6.50%, 03/15/2033
(g)
11,530 11,812
K Hovnanian Enterprises Inc
8.00%, 04/01/2031
(g)
3,755 3,836
8.38%, 10/01/2033
(g)
11,735 12,014
LGI Homes Inc
4.00%, 07/15/2029
(g),(h)
248 223
7.00%, 11/15/2032
(g)
17,201 16,507
$ 117,451

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Housewares - 0.47%
Newell Brands Inc
8.50%, 06/01/2028
(g)
$ 30,539 $ 31,330
Internet - 0.12%
Gen Digital Inc
6.25%, 04/01/2033
(g)
7,590 7,813
Investment Companies - 0.66%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
1,970 1,950
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 35,170 30,249
10.00%, 11/15/2029
(g)
11,960 12,004
$ 44,203
Iron & Steel - 0.57%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
10,100 9,870
4.88%, 03/01/2031
(g)
60 57
6.75%, 04/15/2030
(g)
80 82
6.88%, 11/01/2029
(g)
60 61
7.00%, 03/15/2032
(g)
5,880 6,012
7.38%, 05/01/2033
(g)
15,755 16,300
Specialty Steel
12.00%, 11/15/2033
(e),(f)
8,096 5,855
$ 38,237
Leisure Products & Services - 1.01%
Life Time Inc
6.00%, 11/15/2031
(g)
23,361 23,689
Lindblad Expeditions LLC
7.00%, 09/15/2030
(g)
3,290 3,351
NCL Corp Ltd
6.25%, 03/01/2030
(g)
19,980 20,297
6.25%, 09/15/2033
(g)
1,225 1,239
6.75%, 02/01/2032
(g)
5,000 5,138
7.75%, 02/15/2029
(g)
83 89
NCL Finance Ltd
6.13%, 03/15/2028
(g)
13,170 13,448
$ 67,251
Lodging - 1.56%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(g)
33,150 33,640
Station Casinos LLC
4.50%, 02/15/2028
(g)
100 98
4.63%, 12/01/2031
(g)
1,425 1,339
6.63%, 03/15/2032
(g)
35,673 36,257
Wynn Macau Ltd
5.13%, 12/15/2029
(g)
73 72
5.50%, 10/01/2027
(g)
40 40
5.63%, 08/26/2028
(g)
32,585 32,553
$ 103,999
Machinery - Diversified - 0.49%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
30,973 32,755
Media - 6.69%
AMC Networks Inc
10.25%, 01/15/2029
(g)
28,990 30,435
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 01/15/2034
(g)
5,300 4,451
4.50%, 08/15/2030
(g)
11,739 11,004
4.50%, 06/01/2033
(g)
12,955 11,232
4.75%, 03/01/2030
(g)
10,475 9,960
4.75%, 02/01/2032
(g)
29,462 26,673
5.00%, 02/01/2028
(g)
1,325 1,312
5.13%, 05/01/2027
(g)
6,625 6,587
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
4.50%, 11/15/2031
(g)
$ 30,900 $ 18,928
5.50%, 04/15/2027
(g)
2,450 2,273
6.50%, 02/01/2029
(g)
22,355 15,375
11.25%, 05/15/2028
(g)
12,641 11,091
Directv Financing LLC
8.88%, 02/01/2030
(g)
28,976 28,806
8.88%, 02/01/2030
(g)
13,858 13,776
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
4,069 4,069
10.00%, 02/15/2031
(g)
9,645 9,605
Discovery Communications LLC
4.13%, 05/15/2029 21,311 20,616
DISH DBS Corp
5.25%, 12/01/2026
(g)
17,388 17,108
DISH Network Corp
11.75%, 11/15/2027
(g)
35,563 37,440
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
14,594 13,246
7.75%, 08/15/2030
(g)
7,754 6,480
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g),(h)
32,832 19,860
McGraw-Hill Education Inc
7.38%, 09/01/2031
(g)
19,415 19,925
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
20,410 18,454
Sinclair Television Group Inc
8.13%, 02/15/2033
(g)
22,925 23,363
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
18,741 16,728
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
12,925 12,665
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
10,000 9,085
Ziggo BV
4.88%, 01/15/2030
(g)
26,155 24,686
$ 445,233
Metal Fabrication & Hardware - 0.57%
Park-Ohio Industries Inc
8.50%, 08/01/2030
(g)
12,491 12,750
TMS International Corp/DE
6.25%, 04/15/2029
(g)
25,550 25,061
$ 37,811
Mining - 2.06%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(e),(g)
10,457 57
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
400 425
11.50%, 10/01/2031
(g)
725 806
Century Aluminum Co
6.88%, 08/01/2032
(g)
7,990 8,214
First Quantum Minerals Ltd
7.25%, 02/15/2034
(g)
9,145 9,497
8.00%, 03/01/2033
(g)
9,110 9,682
8.63%, 06/01/2031
(g)
17,095 17,904
Hudbay Minerals Inc
6.13%, 04/01/2029
(g)
8,405 8,511
IAMGOLD Corp
5.75%, 10/15/2028
(g)
19,263 19,191
New Gold Inc
6.88%, 04/01/2032
(g)
16,140 16,878
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
43,832 46,342
$ 137,507

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 4.58%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
$ 28,032 $ 29,082
APA Corp
5.25%, 02/01/2042 4,094 3,327
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(g)
34,165 34,841
6.63%, 07/15/2033
(g)
1,930 1,965
9.00%, 11/01/2027
(g)
9,300 10,959
Chord Energy Corp
6.00%, 10/01/2030
(g)
13,870 13,903
6.75%, 03/15/2033
(g)
34,125 34,848
Crescent Energy Finance LLC
8.38%, 01/15/2034
(g)
15,921 15,572
Matador Resources Co
6.25%, 04/15/2033
(g)
32,995 32,946
Northern Oil & Gas Inc
7.88%, 10/15/2033
(g)
23,500 22,889
Permian Resources Operating LLC
6.25%, 02/01/2033
(g)
28,655 29,155
Sunoco LP
5.88%, 03/15/2034
(g)
24,675 24,671
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,585 30,596
Transocean International Ltd
7.88%, 10/15/2032
(g)
6,865 7,070
8.50%, 05/15/2031
(g)
13,220 13,125
$ 304,949
Oil & Gas Services - 1.35%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
44,261 44,450
Enerflex Ltd
9.00%, 10/15/2027
(g)
29,926 30,540
Kodiak Gas Services LLC
6.50%, 10/01/2033
(g)
8,860 9,079
6.75%, 10/01/2035
(g)
5,640 5,808
$ 89,877
Packaging & Containers - 2.76%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
9,640 9,640
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
16,537 16,519
6.75%, 07/15/2030
(g)
16,000 16,367
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
2,205 2,214
6.75%, 04/15/2032
(g)
13,515 13,561
6.88%, 01/15/2030
(g)
14,990 15,140
8.75%, 04/15/2030
(g)
20,469 20,511
Crown Americas LLC
5.88%, 06/01/2033
(g)
9,135 9,258
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 14,495 14,904
LABL Inc
5.88%, 11/01/2028
(g)
10,046 7,161
8.63%, 10/01/2031
(g)
23,035 14,807
9.50%, 11/01/2028
(g)
8,927 6,656
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
12,255 12,287
9.25%, 04/15/2027
(g)
24,885 24,572
$ 183,597
Pharmaceuticals - 2.64%
1261229 BC Ltd
10.00%, 04/15/2032
(g)
21,845 22,835
AdaptHealth LLC
5.13%, 03/01/2030
(g)
31,501 30,135
BellRing Brands Inc
7.00%, 03/15/2030
(g)
24,215 24,968
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g),(h)
$ 34,096 $ 36,139
Jazz Securities DAC
4.38%, 01/15/2029
(g)
47,640 46,678
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
19,277 14,835
$ 175,590
Pipelines - 3.91%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
17,110 17,099
5.75%, 10/15/2033
(g)
15,535 15,513
6.63%, 02/01/2032
(g)
92 95
DT Midstream Inc
4.13%, 06/15/2029
(g)
16,060 15,717
Energy Transfer LP
6.50%, 02/15/2056
(i)
39,210 38,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Harvest Midstream I LP
7.50%, 05/15/2032
(g)
28,683 29,725
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
33,681 32,805
Venture Global LNG Inc
7.00%, 01/15/2030
(g),(h)
1,450 1,467
8.38%, 06/01/2031
(g)
26,805 27,519
9.00%, 09/30/2029
(g),(i),(j)
16,460 15,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(g)
29,790 32,062
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(g)
22,830 24,180
7.75%, 05/01/2035
(g)
8,655 9,766
$ 260,188
REITs - 4.20%
Arbor Realty SR Inc
7.88%, 07/15/2030
(g)
17,790 18,103
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(g)
14,380 14,418
Iron Mountain Inc
4.50%, 02/15/2031
(g)
32,606 31,274
4.88%, 09/15/2027
(g)
160 159
4.88%, 09/15/2029
(g)
230 227
5.00%, 07/15/2028
(g)
100 99
5.25%, 03/15/2028
(g)
190 190
5.25%, 07/15/2030
(g)
6,345 6,315
5.63%, 07/15/2032
(g)
144 144
6.25%, 01/15/2033
(g)
6,781 6,935
7.00%, 02/15/2029
(g)
200 206
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
150 145
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
39,082 38,319
7.00%, 07/15/2031
(g)
18,850 19,799
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 22,150 15,639
8.50%, 02/15/2032
(g)
6,340 6,642
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
17,003 16,514
5.88%, 10/01/2028
(g)
60 60
7.00%, 02/01/2030
(g)
14,275 14,619
RHP Hotel Properties LP / RHP Finance Corp
6.50%, 06/15/2033
(g)
12,665 13,072

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
$ 36,090 $ 32,355
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(g)
12,475 11,683
XHR LP
4.88%, 06/01/2029
(g)
30,553 29,866
6.63%, 05/15/2030
(g)
2,634 2,689
$ 279,472
Retail - 5.48%
Academy Ltd
6.00%, 11/15/2027
(g)
12,535 12,565
Bath & Body Works Inc
6.63%, 10/01/2030
(g)
17,275 17,756
6.75%, 07/01/2036 11,370 11,768
6.88%, 11/01/2035 120 125
6.95%, 03/01/2033 2,750 2,847
Carvana Co
9.00%, PIK 13.00%; 06/01/2030
(g),(l),(m)
29,415 30,720
14.00%, PIK 14.00%; 06/01/2031
(g),(l),(m)
412 459
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(g)
CAD 6,370 4,537
Ferrellgas LP / Ferrellgas Finance Corp
9.25%, 01/15/2031
(g)
$ 13,700 13,824
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
45,420 43,457
6.75%, 01/15/2030
(g)
7,248 6,719
Gap Inc/The
3.63%, 10/01/2029
(g)
24,530 23,079
3.88%, 10/01/2031
(g)
11,476 10,452
Macy's Retail Holdings LLC
4.50%, 12/15/2034 6,445 5,736
5.88%, 03/15/2030
(g)
4,863 4,863
6.13%, 03/15/2032
(g)
21,953 22,059
6.38%, 03/15/2037 30 28
6.70%, 07/15/2034
(g)
130 122
7.38%, 08/01/2033
(g)
9,160 9,652
Park River Holdings Inc
8.00%, 03/15/2031
(g)
13,211 13,600
8.75%, 12/31/2030
(g)
17,197 17,106
Patrick Industries Inc
4.75%, 05/01/2029
(g)
10,718 10,547
6.38%, 11/01/2032
(g)
12,870 13,122
PetSmart LLC / PetSmart Finance Corp
7.50%, 09/15/2032
(g)
21,525 21,470
10.00%, 09/15/2033
(g)
6,900 6,929
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
15,622 15,719
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
42,900 45,518
$ 364,779
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0.95%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
31,639 34,046
Kioxia Holdings Corp
6.25%, 07/24/2030
(g)
6,800 7,021
6.63%, 07/24/2033
(g)
21,445 22,369
$ 63,436
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 1.22%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
$ 440 $ 443
6.63%, 08/15/2033
(g)
6,925 6,941
9.00%, 09/30/2029
(g)
32,680 33,802
CoreWeave Inc
9.25%, 06/01/2030
(g)
16,915 17,080
Open Text Corp
3.88%, 12/01/2029
(g)
11,355 10,746
Open Text Holdings Inc
4.13%, 12/01/2031
(g)
12,785 11,903
$ 80,915
Telecommunications - 4.04%
Altice Financing SA
5.00%, 01/15/2028
(g)
24,088 17,953
Altice France SA
9.50%, 11/01/2029
(g)
30,971 31,556
CommScope LLC
9.50%, 12/15/2031
(g)
3,910 3,983
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(g)
22,820 24,164
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(g)
27,066 26,944
EchoStar Corp
10.75%, 11/30/2029 45,474 50,061
Frontier Communications Holdings LLC
5.88%, 11/01/2029 10,710 10,833
Level 3 Financing Inc
4.00%, 04/15/2031
(g)
9,124 8,143
7.00%, 03/31/2034
(g)
19,538 20,073
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
5,224 5,201
Viasat Inc
7.50%, 05/30/2031
(g)
10,785 10,120
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
27,375 25,810
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031
(g)
625 578
6.75%, 01/15/2033
(g)
7,129 7,147
Windstream Services LLC
7.50%, 10/15/2033
(g)
4,426 4,418
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(g)
6,950 7,097
Zayo Group Holdings Inc
9.25%, PIK 0.00%; 03/09/2030
(g),(l),(m)
15,791 15,015
$ 269,096
Textiles - 0.21%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, PIK 7.50%; 12/30/2025
(g),(l),(m)
7,781 4,746
Linx Capital Ltd
15.20%, PIK 15.20%; 12/30/2025
(g),(l),(m)
EUR 8,654 8,978
$ 13,724
Transportation - 1.80%
Brightline East LLC
11.00%, 01/31/2030
(g),(h)
$ 19,771 7,711
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(d),(e)
18,905 —
Navios Maritime Partners LP
7.75%, 11/07/2030
(g),(n)
7,600 7,600
Navios South American Logistics Inc
8.88%, 07/14/2030
(g)
15,000 15,434
SFL Corp Ltd
7.25%, 05/12/2026
(g)
8,200 8,253
7.75%, 01/29/2030
(g)
23,600 23,873
8.25%, 04/19/2028 10,200 10,471
8.88%, 02/01/2027 8,700 8,918

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
$ 36,405 $ 37,714
$ 119,974
TOTAL BONDS $ 5,960,280
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 4.98%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.02%
TransDigm Inc ; Term Loan J
6.50%, 02/28/2031
(o)
$ 1,198 $ 1,199
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.44%
AAdvantage Loyalty IP Ltd ; Term Loan B
6.13%, 04/20/2028
(o)
12,439 12,449
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
7.13%, 05/07/2032
(o)
4,975 4,990
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
WestJet Loyalty LP ; Term Loan B
7.25%, 02/14/2031
(o)
11,501 11,537
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 28,976
Building Materials - 0.09%
Quikrete Holdings Inc ; Term Loan B3
6.21%, 01/31/2032
(o)
5,698 5,703
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Chemicals - 0.43%
Advancion Holdings LLC ; Term Loan
11.81%, 11/24/2028
(o)
25,457 22,911
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
8.20%, 11/15/2030
(o)
6,451 5,395
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 28,306
Commercial Services - 0.32%
Aggreko Holdings Inc ; Term Loan B
7.22%, 05/21/2031
(o)
5,111 5,134
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp ; Term Loan B
7.05%, 02/01/2029
(o)
1,985 1,983
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Shift4 Payments LLC ; Term Loan B
6.50%, 07/02/2032
(o)
3,985 4,006
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Veritiv Operating Co ; Term Loan B
8.00%, 11/30/2030
(o)
10,514 10,084
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 21,207
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.16%
McAfee Corp ; Term Loan B1
0.00%, 03/01/2029
(o),(p)
$ 11,436 $ 10,817
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.13%
Kronos Acquisition Holdings Inc ; Term Loan B
8.00%, 06/27/2031
(o)
11,906 8,634
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0.09%
Russell Investments US Institutional Holdco Inc ;
PIK Term Loan B
9.19%, PIK 1.50%, 05/30/2027
(m),(o)
6,120 5,925
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Food - 0.17%
Fiesta Purchaser Inc ; Term Loan B
7.51%, 02/12/2031
(o)
11,613 11,558
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest Products & Paper - 0.04%
Spectrum Group Buyer Inc ; Term Loan B
10.81%, PIK 0.00%, 05/19/2028
(m),(o)
3,095 2,722
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0.23%
LifePoint Health Inc ; Term Loan B
7.65%, 05/16/2031
(o)
15,513 15,508
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0.25%
Asurion LLC ; Term Loan B4
9.33%, 01/20/2029
(o)
17,385 16,550
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Investment Companies - 0.12%
Teide Ltd ; PIK Term Loan
0.00%, PIK 10.00%, 08/01/2026
(m),(o)
EUR 15,896 7,787
Lodging - 0.06%
Fertitta Entertainment LLC/NV ; Term Loan B
7.21%, 01/27/2029
(o)
$ 4,168 4,163
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.16%
TK Elevator US Newco Inc ; Term Loan B
7.20%, 04/30/2030
(o)
10,786 10,847
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.49%
Directv Financing LLC ; Term Loan B
9.34%, 02/15/2031
(o)
10,022 9,884
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.85%, 05/01/2029
(o)
16,221 14,457
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
Numericable US LLC ; Term Loan B11
8.11%, 04/30/2028
(o)
6,129 6,018
CME Term Secured Overnight Financing
Rate 1 Month + 4.13%
SportsNet New York
10.25%, PIK 7.50%, 04/10/2026
(e),(f),(m),(o)
4,408 2,373
$ 32,732

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0.15%
TMS International Corp/DE ; Term Loan B7
5.36%, 03/02/2030
(o)
$ 9,846 $ 9,846
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Mining - 0.22%
Arctic Canadian Diamond Co Ltd
0.00%, PIK 10.00%, 06/30/2026
(e),(f),(m),(o)
3,684 1,763
Arsenal AIC Parent LLC ; Term Loan B
6.71%, 08/18/2030
(o)
12,918 12,934
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 14,697
Oil & Gas Services - 0.17%
Deep Blue Operating I LLC ; Term Loan B
6.88%, 09/17/2032
(o)
11,420 11,441
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0.15%
Clydesdale Acquisition Holdings Inc ; Term Loan B
7.21%, 03/26/2032
(o)
6,596 6,578
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Mauser Packaging Solutions Holding Co ; Term
Loan B1
7.13%, 04/15/2027
(o)
3,291 3,291
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 9,869
Pharmaceuticals - 0.44%
1261229 BC Ltd ; Term Loan B
10.21%, 09/25/2030
(o)
23,790 23,603
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc ; Term Loan B
7.96%, 04/23/2031
(o)
6,007 5,968
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 29,571
Retail - 0.27%
IRB Holding Corp ; Term Loan B
6.46%, 12/15/2027
(o)
15,671 15,690
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC ; Term Loan B
7.75%, 03/30/2029
(o)
2,407 2,412
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 18,102
Telecommunications - 0.38%
CommScope LLC ; Term Loan
9.51%, 12/17/2029
(o)
14,690 14,806
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc ; PIK Term Loan
8.37%, PIK 0.00%, 03/11/2030
(m),(o)
11,199 10,691
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 25,497
TOTAL SENIOR FLOATING RATE INTERESTS $ 331,657
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.45%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.45%
3.88%, 04/30/2030 $ 95,635 $ 96,371
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 96,371
Total Investments $ 6,680,463
Other Assets and Liabilities -  (0.32)% (21,069)
TOTAL NET ASSETS - 100.00% $ 6,659,394
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $59,108 or
0.89% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,141,609 or 77.21% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $55,941 or 0.84% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $111,267 or 1.67% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2025, at which time the interest rate will be determined.

Schedule of Investments
High Yield Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 329,982 $ 3,401,401 $ 3,470,762 $ 260,621
$ 329,982 $ 3,401,401 $ 3,470,762 $ 260,621
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 8,276 $ — $ — $ —
$ 8,276 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 03/03/2025 $ — $ 217 0.00%
Arctic Canadian Diamond Co Ltd   0.00%, PIK 10.00%, 06/30/2026 03/03/2025-09/30/2025 3,686 1,763 0.03%
Burgundy Diamond Mines Ltd 03/03/2025 1,090 — 0.00%
Specialty Steel   12.00%, 11/15/2033 08/11/2025 7,088 5,855 0.09%
SportsNet New York   10.25%, PIK 7.50%, 04/10/2026 03/03/2025-07/15/2025 4,349 2,373 0.03%
Total $ 10,208 0.15%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 11/03/2025 EUR 2,167 $ 2,498 $ — $ —
RBC Dominon Securities Corp 11/03/2025 $ — EUR — — —
RBC Dominon Securities Corp 11/14/2025 $ 43 AUD 65 — —
RBC Dominon Securities Corp 11/14/2025 $ 4,606 CAD 6,437 14 —
RBC Dominon Securities Corp 11/14/2025 $ 20,642 EUR 17,806 107 —
RBC Dominon Securities Corp 11/14/2025 $ 55 GBP 41 1 —
Total $ 122 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .63 % Shares Held Value (000's)
Money Market Funds - 1 .63%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
38,852,169 $ 38,852
TOTAL INVESTMENT COMPANIES $ 38,852
BONDS - 6 .35%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0 .04%
Enterprise Fleet Financing 2025-4 LLC
4.28%, 06/20/2032
(c)
$ 997 $ 998
Commercial Mortgage Backed Securities - 1 .83%
ARES Commercial Mortgage Trust 2024-IND
5.72%, 07/15/2041
(c)
2,145 2,149
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BAHA Trust 2024-MAR
5.97%, 12/10/2041
(c),(d)
2,130 2,203
BAMLL Trust 2024-BHP
6.38%, 08/15/2039
(c)
1,310 1,313
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
5.92%, 07/15/2041
(c)
570 572
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(c),(d)
2,581 2,579
BFLD Commercial Mortgage Trust 2025-660F
5.46%, 11/15/2042
(c)
2,145 2,148
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Trust 2025-EWEST
5.58%, 06/15/2042
(c)
1,900 1,906
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2024-AIRC
5.72%, 08/15/2039
(c)
702 703
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.32%, 12/15/2039
(c)
530 530
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2024-KING
5.57%, 05/15/2034
(c)
1,895 1,896
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
5.67%, 05/15/2041
(c)
1,201 1,202
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.17%, 02/15/2039
(c)
677 679
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
5.52%, 06/15/2041
(c)
1,702 1,702
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
CIP Commercial Mortgage Trust 2025-SBAY
5.50%, 10/15/2037
(c)
2,055 2,057
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
COMM 2024-WCL1 MORTGAGE TRUST
5.87%, 06/15/2041
(c)
840 837
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
5.67%, 08/15/2041
(c)
320 320
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBC 2025-DBC Mortgage Trust
5.40%, 06/15/2038
(c)
$ 2,760 $ 2,763
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
DBGS 2024-SBL
5.92%, 08/15/2034
(c)
1,545 1,545
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.88%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(c),(d)
330 335
ELM Trust 2024-ELM
5.80%, 06/10/2039
(c),(d)
680 685
5.80%, 06/10/2039
(c),(d)
680 686
Extended Stay America Trust 2025-ESH
5.45%, 10/15/2042
(c)
2,348 2,352
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
63 —
GWT 2024-WLF2
5.72%, 05/15/2041
(c)
1,480 1,483
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HIH Trust 2024-61P
5.87%, 10/15/2041
(c)
2,439 2,446
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
HILT COMMERCIAL MORTGAGE TRUST
2024-ORL
5.57%, 05/15/2037
(c)
745 746
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
HONO 2021-LULU Mortgage Trust
5.30%, 10/15/2036
(c)
220 218
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.62%, 06/15/2039
(c)
1,270 1,271
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
NCMF Trust 2025-MFS
4.88%, 06/10/2033
(c),(d)
1,948 1,953
PENN Commercial Mortgage Trust 2025-P11
5.34%, 08/10/2042
(c),(d)
1,350 1,372
SHRN Trust 2025-MF18
5.30%, 10/15/2040
(c)
2,970 2,970
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
$ 43,621
Home Equity Asset Backed Securities - 0 .00%
Argent Securities Trust 2006-W3
4.35%, 04/25/2036 23 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
5.23%, 12/25/2032 4 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
4.90%, 06/25/2034 9 10
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
5.61%, 02/25/2035 23 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 38

Schedule of Investments
Inflation Protection Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 2 .52%
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069
(c)
$ 1,868 $ 1,879
ACRA Trust 2024-NQM1
5.61%, 10/25/2064
(c),(d)
891 895
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(c),(d)
2,084 2,100
Barclays Mortgage Loan Trust 2025-NQM3
5.64%, 05/25/2065
(c),(d)
2,601 2,615
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(c),(d)
1,364 1,354
Chase Mortgage Finance Trust Series 2007-A2
6.89%, 06/25/2035
(d)
2 2
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069
(c),(d)
1,267 1,272
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069
(c),(d)
1,704 1,714
Cross 2025-H1 Mortgage Trust
5.74%, 02/25/2070
(c),(d)
2,273 2,292
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(c),(d)
2,095 2,093
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069
(c),(d)
941 947
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(c),(d)
1,719 1,451
Fannie Mae REMIC Trust 2004-W5
4.75%, 02/25/2047 8 8
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Fannie Mae REMICS
5.58%, 08/25/2054 495 499
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.58%, 12/25/2054 275 277
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.63%, 02/25/2055 1,648 1,661
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
5.68%, 06/25/2055 677 683
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.50%
5.73%, 06/25/2055 1,230 1,243
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.55%
5.78%, 05/25/2055 1,146 1,159
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
Freddie Mac REMICS
5.58%, 12/25/2054 582 586
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.58%, 03/25/2055 675 680
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.58%, 05/25/2055 1,026 1,033
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.63%, 12/25/2054 13,581 13,710
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
5.68%, 05/25/2055 947 956
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.50%
5.68%, 06/25/2055 723 729
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)
5.68%, 06/25/2055 $ 727 $ 733
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.50%
5.68%, 06/25/2055 969 978
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.50%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(c),(d)
2,098 1,760
HOMES 2025-AFC1 Trust
5.73%, 01/25/2060
(c),(d)
1,187 1,197
HOMES 2025-AFC2 Trust
5.47%, 06/25/2060
(c),(d)
2,565 2,581
Impac CMB Trust Series 2004-6
5.09%, 10/25/2034 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
4.73%, 04/25/2035 17 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Impac CMB Trust Series 2005-5
4.87%, 08/25/2035 4 3
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
JP Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(c),(d)
761 749
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
4.53%, 04/25/2037 1,209 428
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM1
5.74%, 11/25/2069
(c),(d)
1,228 1,238
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069
(c),(d)
2,003 2,008
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(c),(d)
366 366
PRPM 2025-NQM1 Trust
5.80%, 11/25/2069
(c),(d)
1,832 1,850
PRPM 2025-NQM3 Trust
5.61%, 05/25/2070
(c),(d)
2,010 2,023
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(c),(d)
2,110 1,763
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(c),(d)
535 535
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
4.85%, 01/25/2045 7 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 60,075
Other Asset Backed Securities - 0 .50%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(c)
2,091 2,039
AMSR 2023-SFR2 Trust
3.95%, 06/17/2040
(c)
750 723
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(c)
2,035 1,976
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(c)
1,990 2,011
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(c)
3,320 3,313
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(c)
1,805 1,822
$ 11,884

Schedule of Investments
Inflation Protection Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 1 .46%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 8,500 $ 1,461
9.76%, 01/01/2035 71,932 10,936
Israel Government International Bond
5.75%, 03/12/2054 $ 393 385
Japan Government Thirty Year Bond
2.30%, 12/20/2054 JPY 673,750 3,714
2.40%, 03/20/2055 555,700 3,133
Mexico Government International Bond
3.50%, 02/12/2034 $ 1,527 1,324
4.88%, 05/19/2033 400 389
6.35%, 02/09/2035 5,889 6,225
6.88%, 05/13/2037 1,654 1,792
Peruvian Government International Bond
6.85%, 08/12/2035 PEN 4,183 1,311
7.60%, 08/12/2039 3,367 1,089
Republic of South Africa Government Bond
8.50%, 01/31/2037 ZAR 24,657 1,340
10.00%, 03/31/2033 26,712 1,662
$ 34,761
TOTAL BONDS $ 151,377
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 96 .64%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 3 .97%
3.50%, 11/01/2055
(f)
$ 10,800 $ 9,956
3.50%, 12/01/2055
(f)
27,347 25,191
5.00%, 11/01/2055
(f)
12,703 12,638
5.50%, 11/01/2055
(f)
33,934 34,283
6.00%, 11/01/2055
(f)
12,302 12,579
$ 94,647
U.S. Treasury Inflation-Indexed Obligations - 92 .67%
0.13%, 04/15/2027 30,964 30,439
0.13%, 01/15/2030 60,235 57,384
0.13%, 07/15/2030 72,954 69,222
0.13%, 01/15/2031 73,522 68,931
0.13%, 07/15/2031 76,328 71,155
0.13%, 01/15/2032 81,209 74,668
0.13%, 02/15/2051 27,289 15,377
0.13%, 02/15/2052 31,883 17,588
0.25%, 07/15/2029 57,577 55,704
0.25%, 02/15/2050 27,087 16,247
0.38%, 01/15/2027 6,934 6,861
0.38%, 07/15/2027 44,189 43,763
0.50%, 01/15/2028 50,204 49,449
0.63%, 07/15/2032 87,626 82,825
0.63%, 02/15/2043 27,506 21,065
0.75%, 07/15/2028 56,296 55,824
0.75%, 02/15/2042 45,488 36,307
0.75%, 02/15/2045 43,467 32,760
0.88%, 01/15/2029 48,201 47,670
0.88%, 02/15/2047 27,392 20,460
1.00%, 02/15/2046 21,249 16,562
1.00%, 02/15/2048 18,774 14,224
1.00%, 02/15/2049 18,572 13,856
1.13%, 10/15/2030 45,276 44,894
1.13%, 01/15/2033 86,314 83,543
1.25%, 04/15/2028 62,133 62,131
1.38%, 07/15/2033 81,750 80,432
1.38%, 02/15/2044 38,155 32,910
1.50%, 02/15/2053 30,528 24,744
1.63%, 10/15/2027 54,552 55,212
1.63%, 10/15/2029 77,304 78,579
1.63%, 04/15/2030 92,119 93,241
1.75%, 01/15/2028 26,738 27,056
1.75%, 01/15/2034 90,007 90,344
1.88%, 07/15/2034 91,560 92,844
1.88%, 07/15/2035 74,900 75,515
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.13%, 04/15/2029 $ 75,598 $ 77,712
2.13%, 01/15/2035
(g)
101,575 104,503
2.13%, 02/15/2040 5,360 5,411
2.13%, 02/15/2041 21,938 21,984
2.13%, 02/15/2054 29,727 27,767
2.38%, 01/15/2027 3,631 3,678
2.38%, 10/15/2028 75,242 77,999
2.38%, 02/15/2055 28,897 28,551
2.50%, 01/15/2029 24,760 25,745
3.38%, 04/15/2032 11,491 12,812
3.63%, 04/15/2028 27,612 29,192
3.88%, 04/15/2029 31,803 34,569
$ 2,209,709
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,304,356
TOTAL PURCHASED OPTIONS - 0.00% $ 77
Total Investments $ 2,494,662
Other Assets and Liabilities -  (4.62)% (110,189)
TOTAL NET ASSETS - 100.00% $ 2,384,473
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $91,185 or 3.82% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $572 or 0.02% of net assets.

Schedule of Investments
Inflation Protection Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 20,980 $ 602,912 $ 585,040 $ 38,852
$ 20,980 $ 602,912 $ 585,040 $ 38,852
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 314 $ — $ — $ —
$ 314 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - USD versus CNH Barclays Bank PLC 1 $ 39,090 $ 7 .00 01/16/2026 $ 268 $ 72 $ (196)
Put - USD versus JPY Barclays Bank PLC 1 18,263 $ 150 .00 11/20/2025 41 5 (36)
Total $ 309 $ 77 $ (232)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - USD versus CNH Barclays Bank PLC 1 $ 39,090 $ 6 .85 01/16/2026 $ (106) $ (16) $ 90
Total $ (106) $ (16) $ 90
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.30% Annual $ 6,515 3.30% 12/30/2025 $ (24) $ (9) $ 15
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 4.00% Annual 6,515 4.00% 12/30/2025 (24) (11) 13
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 4.00% Annual 18,793 4.00% 04/23/2026 (115) (147) (32)
Put - 2 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 4.30% Annual 108,324 4.30% 09/20/2027 (301) (288) 13
Total $ (464) $ (455) $ 9
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; December 2025 Long 5 $ 372 $ (1)
Australia 3 Year Bond; December 2025 Long 368 25,697 (42)
Canada 10 Year Bond; December 2025 Short 131 11,466 60
Euribor; December 2026 Long 105 29,664 11
Euro Bond 10 Year Bond; December 2025 Long 68 10,141 (21)
US 10 Year Treasury Note; December 2025 Long
360
40,562 (299)
US 10 Year Treasury Ultra Note; December 2025 Short 632 72,986 567
US 2 Year Treasury Note; December 2025 Short 7 1,458 —
US 5 Year Treasury  Note; December 2025 Short 44 4,805 3
US Long Bond; December 2025 Short 116 13,608 (152)
US Ultra Bond; December 2025 Long 45 5,457 (88)
Total $ 38
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/04/2025 EUR 1,704 $ 1,985 $ — $ (21)
Barclays Bank PLC 11/04/2025 $ 1,494 EUR 1,272 28 —
Barclays Bank PLC 12/02/2025 $ 305 AUD 466 — —

Schedule of Investments
Inflation Protection Fund
October 31, 2025
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 12/17/2025 BRL 19,314 $ 3,494 $ 59 $ —
Barclays Bank PLC 12/17/2025 $ 10,037 BRL 55,477 — (169)
Citigroup Inc 12/17/2025 CNH 59,880 $ 8,466 — (34)
Citigroup Inc 12/17/2025 $ 2,267 PEN 7,929 — (87)
Cowen Group 12/17/2025 BRL 8,696 $ 1,577 23 —
Deutsche Bank AG 11/04/2025 $ 6,652 JPY 985,497 257 —
Goldman Sachs & Co 12/17/2025 $ 2,927 ZAR 51,182 — (17)
JPMorgan Chase 11/04/2025 $ 345 EUR 293 7 —
JPMorgan Chase 12/17/2025 MXN 63,914 $ 3,402 23 —
Morgan Stanley & Co 11/04/2025 $ 526 JPY 77,380 24 —
Morgan Stanley & Co 12/02/2025 $ 173 EUR 150 — —
UBS AG 11/04/2025 JPY 1,048,610 $ 6,800 4 —
UBS AG 12/02/2025 $ 6,819 JPY 1,048,610 — (5)
Total $ 425 $ (333)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.45 N/A 5.00% Quarterly 12/20/2030 $ 16,203 $ 1,224 $ (37) $ 1,187
Total $ 1,224 $ (37) $ 1,187
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $16,203.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Maturity Maturity N/A 12/12/2027 $ 16,230 $ 202 $ — $ 202
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.67% Maturity Maturity N/A 04/15/2029 2,867 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.65% Maturity Maturity N/A 04/15/2029 2,921 (4) — (4)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.78% Maturity Maturity N/A 04/08/2027 9,500 (24) — (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.40% Maturity Maturity N/A 04/09/2029 6,620 38 — 38
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.64% Maturity Maturity N/A 04/15/2029 4,380 (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.56% Maturity Maturity N/A 04/15/2029 4,450 12 1 13
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.65% Maturity Maturity N/A 07/15/2027 18,670 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 1,870 8 — 8
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 3,795 17 — 17
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.39% Maturity Maturity N/A 04/15/2030 3,243 (17) (4) (21)

Schedule of Investments
Inflation Protection Fund
October 31, 2025
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 07/17/2030 10,811 $ (56) $ — $ (56)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.70% Maturity Maturity N/A 07/22/2030 3,543 (20) — (20)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Maturity Maturity N/A 09/09/2030 10,471 (37) — (37)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.92% Maturity Maturity N/A 10/15/2027 12,385 (70) — (70)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.75% Maturity Maturity N/A 04/15/2029 3,575 (23) — (23)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.72% Maturity Maturity N/A 04/15/2029 4,380 (23) — (23)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.68% Maturity Maturity N/A 04/15/2029 2,190 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.92% Maturity Maturity N/A 05/12/2027 27,895 (122) 1 (121)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 4,380 (15) — (15)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 2,190 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.72% Maturity Maturity N/A 02/28/2027 17,830 42 — 42
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.54% Maturity Maturity N/A 04/15/2029 2,188 9 — 9
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 2,188 9 — 9
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.76% Maturity Maturity N/A 02/26/2027 19,000 28 — 28
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 13,840 233 — 233
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 46,595 246 — 246
EUR - France Consumer Price
Index Ex Tobacco
Pay 2.02% Maturity Maturity N/A 03/15/2035 EUR 2,750 $ 72 (11) 61
Eurostat Eurozone HICP ex
Tobacco
Receive 2.06% Maturity Maturity N/A 03/15/2035 2,750 (38) 8 (30)
Secured Overnight Financing
Rate
Pay 3.80% Annual Annual N/A 05/16/2026 $ 30,713 $ (88) — (88)
Secured Overnight Financing
Rate
Receive 3.79% Annual Annual N/A 05/16/2026 30,713 90 — 90
Secured Overnight Financing
Rate
Receive 3.81% Annual Annual N/A 05/16/2026 23,570 56 8 64
Secured Overnight Financing
Rate
Pay 3.90% Annual Annual N/A 05/16/2026 23,570 (44) — (44)
Tokyo Overnight Average Rate Receive 1.29% Annual Annual N/A 08/13/2035 JPY 149,737 $ 15 — 15
Tokyo Overnight Average Rate Pay 2.03% Annual Annual N/A 08/12/2045 94,084 (11) — (11)
Tokyo Overnight Average Rate Receive 1.30% Annual Annual N/A 08/13/2035 269,930 27 (1) 26
Tokyo Overnight Average Rate Receive 1.30% Annual Annual N/A 08/13/2035 268,312 27 (2) 25
Tokyo Overnight Average Rate Pay 2.04% Annual Annual N/A 08/12/2045 150,324 (17) 1 (16)
Tokyo Overnight Average Rate Pay 2.04% Annual Annual N/A 08/12/2045 151,182 (17) 1 (16)
Tokyo Overnight Average Rate Pay 1.01% Annual Annual N/A 09/11/2027 1,290,140 (5) 1 (4)
Tokyo Overnight Average Rate Receive 0.70% Annual Annual N/A 05/11/2027 1,710,053 30 (2) 28
Tokyo Overnight Average Rate Receive 0.69% Annual Annual N/A 04/21/2027 2,166,453 37 (2) 35
Tokyo Overnight Average Rate Receive 0.68% Annual Annual N/A 04/21/2027 2,141,418 37 (2) 35
Tokyo Overnight Average Rate Receive 1.03% Annual Annual N/A 03/12/2027 5,462,039 (46) 1 (45)
Tokyo Overnight Average Rate Receive 1.02% Annual Annual N/A 03/12/2027 5,060,093 (40) 1 (39)
Tokyo Overnight Average Rate Receive 1.00% Annual Annual N/A 03/12/2027 2,231,967 (14) — (14)
United Kingdom Retail Prices
Index
Pay 3.27% Maturity Maturity N/A 07/15/2035 GBP 2,075 $ 46 1 47
United Kingdom Retail Prices
Index
Receive 3.35% Maturity Maturity N/A 08/15/2030 3,534 (38) — (38)
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 08/15/2035 3,534 58 (1) 57
United Kingdom Retail Prices
Index
Receive 3.37% Maturity Maturity N/A 08/15/2029 8,097 (34) — (34)

Schedule of Investments
Inflation Protection Fund
October 31, 2025
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
United Kingdom Retail Prices
Index
Pay 3.26% Maturity Maturity N/A 08/15/2027 8,097 $ 20 $ (1) $ 19
United Kingdom Retail Prices
Index
Receive 3.46% Maturity Maturity N/A 07/15/2030 2,075 (31) — (31)
United Kingdom Retail Prices
Index
Receive 3.49% Maturity Maturity N/A 07/15/2029 4,756 (41) — (41)
United Kingdom Retail Prices
Index
Pay 3.43% Maturity Maturity N/A 07/15/2027 4,756 22 (1) 21
United Kingdom Retail Prices
Index
Receive 3.41% Maturity Maturity N/A 07/15/2030 4,231 (50) 1 (49)
United Kingdom Retail Prices
Index
Receive 3.34% Maturity Maturity N/A 07/15/2029 11,070 (11) — (11)
United Kingdom Retail Prices
Index
Pay 3.32% Maturity Maturity N/A 07/15/2027 9,696 16 — 16
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 07/15/2027 11,070 (14) — (14)
United Kingdom Retail Prices
Index
Receive 3.15% Maturity Maturity N/A 10/15/2030 10,310 2 (22) (20)
United Kingdom Retail Prices
Index
Receive 3.32% Maturity Maturity N/A 07/15/2030 5,080 (34) 2 (32)
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 07/15/2035 5,080 72 (2) 70
United Kingdom Retail Prices
Index
Pay 3.23% Maturity Maturity N/A 07/15/2027 11,075 (7) — (7)
United Kingdom Retail Prices
Index
Receive 3.36% Maturity Maturity N/A 07/15/2029 11,075 (24) 3 (21)
United Kingdom Retail Prices
Index
Receive 3.35% Maturity Maturity N/A 07/15/2030 5,080 (41) 1 (40)
United Kingdom Retail Prices
Index
Pay 3.21% Maturity Maturity N/A 07/15/2035 5,080 80 (3) 77
United Kingdom Retail Prices
Index
Pay 3.28% Maturity Maturity N/A 07/15/2027 4,853 4 — 4
United Kingdom Retail Prices
Index
Receive 3.41% Maturity Maturity N/A 07/15/2029 4,853 (22) 1 (21)
United Kingdom Retail Prices
Index
Receive 3.39% Maturity Maturity N/A 07/15/2030 2,118 (23) — (23)
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 2,118 41 (1) 40
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 2,160 41 — 41
United Kingdom Retail Prices
Index
Receive 3.42% Maturity Maturity N/A 07/15/2029 4,950 (26) 1 (25)
United Kingdom Retail Prices
Index
Receive 3.40% Maturity Maturity N/A 07/15/2030 2,160 (25) — (25)
United Kingdom Retail Prices
Index
Pay 3.30% Maturity Maturity N/A 07/15/2027 4,950 7 (1) 6
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 4,231 81 (2) 79
United Kingdom Retail Prices
Index
Receive 3.43% Maturity Maturity N/A 07/15/2029 9,696 (53) 1 (52)
United Kingdom Retail Prices
Index
Pay 3.09% Maturity Maturity N/A 10/15/2035 10,310 1 39 40
Total $ 494 $ 15 $ 509
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .04 % Shares Held Value (000's)
Money Market Funds - 0 .04%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
31 $ —
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(c)
2,296,402 2,296
$ 2,296
TOTAL INVESTMENT COMPANIES $ 2,296
COMMON STOCKS - 99 .52 % Shares Held Value (000's)
Aerospace & Defense - 5 .47%
Airbus SE 740,770 $ 182,652
BAE Systems PLC 7,091,911 174,698
$ 357,350
Apparel - 1 .89%
PRADA SpA 13,212,100 77,968
Samsonite Group SA
(d)
21,715,800 45,409
$ 123,377
Automobile Manufacturers - 0 .76%
Daimler Truck Holding AG 1,248,113 50,027
Banks - 13 .15%
AIB Group PLC 26,534,394 244,549
Erste Group Bank AG 2,293,733 237,604
National Bank of Greece SA 9,607,716 141,218
NatWest Group PLC 14,357,228 110,529
Sberbank of Russia PJSC ADR
(e)
194,243 —
UniCredit SpA 1,687,127 124,926
$ 858,826
Biotechnology - 1 .23%
Argenx SE
(e)
98,285 80,443
Building Materials - 2 .95%
CRH PLC 1,090,752 128,862
CRH PLC 534,776 63,692
$ 192,554
Computers - 2 .07%
Fujitsu Ltd 5,181,400 135,030
Cosmetics & Personal Care - 5 .17%
Haleon PLC 39,057,174 181,624
Unilever PLC 2,602,045 156,134
$ 337,758
Distribution & Wholesale - 1 .45%
Rexel SA 2,736,907 94,902
Electronics - 1 .89%
Hoya Corp 761,600 123,708
Engineering & Construction - 0 .54%
Technip Energies NV 865,703 35,177
Entertainment - 1 .50%
Entain PLC 9,408,002 97,991
Food - 0 .00%
Magnit PJSC
(e)
24,200 —
Healthcare - Products - 2 .22%
Smith & Nephew PLC 7,852,353 145,002
Healthcare - Services - 1 .86%
ICON PLC
(e)
707,322 121,532
Insurance - 9 .05%
AIA Group Ltd 23,058,600 224,377
Hannover Rueck SE 560,476 160,003
Sompo Holdings Inc 6,774,800 206,465
$ 590,845
Internet - 7 .48%
Spotify Technology SA
(e)
121,954 79,919
Tencent Holdings Ltd 3,225,500 262,000
Trip.com Group Ltd 2,002,600 140,926
Wix.com Ltd
(e)
38,388 5,587
$ 488,432
Iron & Steel - 0 .00%
Evraz PLC
(e)
204,000 —
Machinery - Construction & Mining - 1 .61%
Weir Group PLC/The 2,695,198 104,918
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 2 .09%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
1,365,457 $ 136,341
Mining - 3 .03%
Teck Resources Ltd 4,621,506 198,265
Oil & Gas - 3 .96%
ARC Resources Ltd 3,823,400 70,522
Gazprom PJSC
(e)
288,000 —
LUKOIL PJSC
(e)
20,000 —
Novatek PJSC
(e)
67,000 —
Suncor Energy Inc 4,719,216 187,921
$ 258,443
Pharmaceuticals - 5 .53%
Ascendis Pharma A/S ADR
(e)
184,698 37,234
AstraZeneca PLC 1,176,944 194,135
Sanofi SA 1,282,445 129,735
$ 361,104
Pipelines - 0 .41%
Gaztransport Et Technigaz SA 136,503 27,032
Retail - 5 .56%
Dollarama Inc 1,162,322 151,084
Yum China Holdings Inc 4,926,880 212,176
$ 363,260
Semiconductors - 11 .85%
ASML Holding NV 239,082 252,782
Samsung Electronics Co Ltd 3,502,637 263,665
Taiwan Semiconductor Manufacturing Co Ltd 744,000 35,980
Taiwan Semiconductor Manufacturing Co Ltd ADR 736,443 221,250
$ 773,677
Software - 1 .03%
Constellation Software Inc/Canada - Warrants
(e),(f)
500 —
Nemetschek SE 579,957 67,014
$ 67,014
Telecommunications - 3 .57%
Deutsche Telekom AG 7,528,435 233,194
Toys, Games & Hobbies - 2 .20%
Nintendo Co Ltd 1,683,200 143,560
TOTAL COMMON STOCKS $ 6,499,762
Total Investments $ 6,502,058
Other Assets and Liabilities -  0.44% 28,443
TOTAL NET ASSETS - 100.00% $ 6,530,501
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,409 or 0.70% of net assets.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 907 $ 2,441,976 $ 2,440,587 $ 2,296
$ 907 $ 2,441,976 $ 2,440,587 $ 2,296
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 3,345 $ — $ — $ —
$ 3,345 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 2 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Russell 1000 Growth ETF 37,300 $ 18,112
Money Market Funds - 1 .83%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
472,998 473
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(c)
154,085,393 154,085
$ 154,558
TOTAL INVESTMENT COMPANIES $ 172,670
CONVERTIBLE PREFERRED STOCKS
- 0 .19 % Shares Held Value (000's)
Automobile Manufacturers - 0 .09%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 7,567
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 1,888
Software - 0 .08%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 5,335
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 1,506
$ 6,841
TOTAL CONVERTIBLE PREFERRED STOCKS $ 16,296
COMMON STOCKS - 97 .84 % Shares Held Value (000's)
Advertising - 0 .57%
Trade Desk Inc/The
(d)
960,774 $ 48,308
Aerospace & Defense - 2 .09%
Boeing Co/The
(d)
189,864 38,166
FTAI Aviation Ltd 2,446 423
General Electric Co 25,526 7,886
HEICO Corp 1,003 319
HEICO Corp - Class A 1,794 444
Howmet Aerospace Inc 337,032 69,412
Karman Holdings Inc
(d)
768 65
Leonardo DRS Inc 877 32
Loar Holdings Inc
(d)
1,072 85
Lockheed Martin Corp 1,411 694
Rocket Lab Corp
(d)
10,018 631
Spirit AeroSystems Holdings Inc
(d)
570 21
StandardAero Inc
(d)
500 15
TransDigm Group Inc 44,817 58,643
$ 176,836
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
698 22
Airlines - 0 .00%
Alaska Air Group Inc
(d)
625 26
American Airlines Group Inc
(d)
1,852 24
Southwest Airlines Co 1,272 39
$ 89
Apparel - 0 .01%
Birkenstock Holding Plc
(d)
635 25
Deckers Outdoor Corp
(d)
3,559 290
On Holding AG
(d)
5,317 197
Ralph Lauren Corp 80 26
Tapestry Inc 4,578 503
$ 1,041
Automobile Manufacturers - 0 .36%
Tesla Inc
(d)
67,044 30,610
Automobile Parts & Equipment - 0 .00%
Allison Transmission Holdings Inc 421 35
Banks - 0 .04%
Bank of America Corp 12,987 694
Bank of New York Mellon Corp/The 1,337 144
Citigroup Inc 7,890 799
Goldman Sachs Group Inc/The 379 299
NU Holdings Ltd/Cayman Islands
(d)
81,098 1,307
Pinnacle Financial Partners Inc 210 18
Popular Inc 179 20
Western Alliance Bancorp 583 45
$ 3,326
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .06%
Celsius Holdings Inc
(d)
3,965 $ 239
Coca-Cola Co/The 46,112 3,177
Coca-Cola Consolidated Inc 197 26
Monster Beverage Corp
(d)
16,912 1,130
PepsiCo Inc 4,530 662
$ 5,234
Biotechnology - 0 .54%
Alnylam Pharmaceuticals Inc
(d)
3,031 1,382
Amgen Inc 9,607 2,867
Apellis Pharmaceuticals Inc
(d)
2,779 60
Argenx SE ADR
(d)
43,515 35,617
Exelixis Inc
(d)
5,161 200
Gilead Sciences Inc 8,115 972
Halozyme Therapeutics Inc
(d)
2,948 192
Incyte Corp
(d)
1,056 99
Insmed Inc
(d)
4,213 799
Ionis Pharmaceuticals Inc
(d)
3,496 260
Sarepta Therapeutics Inc
(d)
2,146 51
Summit Therapeutics Inc
(d),(g)
3,445 65
Ultragenyx Pharmaceutical Inc
(d)
2,319 80
Vertex Pharmaceuticals Inc
(d)
6,233 2,653
Viking Therapeutics Inc
(d)
344 13
$ 45,310
Building Materials - 0 .89%
AAON Inc
(g)
1,734 171
Armstrong World Industries Inc 344 66
Carlisle Cos Inc 118 38
Eagle Materials Inc 81 17
James Hardie Industries PLC
(d)
2,748 58
Lennox International Inc 770 389
Simpson Manufacturing Co Inc 102 18
Trane Technologies PLC 165,458 74,232
$ 74,989
Chemicals - 0 .03%
Ecolab Inc 1,457 374
Sherwin-Williams Co/The 5,108 1,762
$ 2,136
Commercial Services - 3 .63%
Adyen NV ADR
(d)
1,703,500 29,249
Affirm Holdings Inc
(d)
3,848 277
Automatic Data Processing Inc 9,147 2,381
Avis Budget Group Inc
(d),(g)
206 28
Block Inc
(d)
1,737,312 131,932
Booz Allen Hamilton Holding Corp 2,929 255
Bright Horizons Family Solutions Inc
(d)
205 22
Cintas Corp 356,987 65,425
Corpay Inc
(d)
1,622 422
Equifax Inc 127,139 26,839
Grand Canyon Education Inc
(d)
218 41
H&R Block Inc 610 30
Moody's Corp 3,775 1,813
Morningstar Inc 382 81
NIQ Global Intelligence Plc
(d)
687 9
Paylocity Holding Corp
(d)
992 140
Quanta Services Inc 2,749 1,235
Rollins Inc 6,788 391
S&P Global Inc 92,825 45,225
Shift4 Payments Inc
(d),(g)
1,687 117
Toast Inc
(d)
10,935 395
U-Haul Holding Co
(d)
129 7
U-Haul Holding Co 1,136 55
Valvoline Inc
(d)
2,734 90
Verisk Analytics Inc 2,014 441
WEX Inc
(d)
82 12
WillScot Holdings Corp 1,609 35
$ 306,947

Schedule of Investments
LargeCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 6 .69%
Apple Inc 2,062,834 $ 557,729
Crowdstrike Holdings Inc
(d)
5,932 3,221
Dell Technologies Inc 1,004 163
ExlService Holdings Inc
(d)
4,106 161
Fortinet Inc
(d)
15,424 1,333
Gartner Inc
(d)
1,792 445
Globant SA
(d)
168 10
KBR Inc 450 19
Kyndryl Holdings Inc
(d)
597 17
Lumentum Holdings Inc
(d)
144 29
NetApp Inc 1,888 222
Okta Inc
(d)
1,576 144
Pure Storage Inc
(d)
6,438 635
Rubrik Inc
(d)
1,686 127
Super Micro Computer Inc
(d)
5,686 296
Zscaler Inc
(d)
2,346 777
$ 565,328
Consumer Products - 0 .00%
Kimberly-Clark Corp 2,879 345
Cosmetics & Personal Care - 0 .01%
Colgate-Palmolive Co 9,226 711
Distribution & Wholesale - 0 .04%
Copart Inc
(d)
19,969 859
Core & Main Inc
(d)
2,676 139
Fastenal Co 22,860 941
Pool Corp 187 50
RB Global Inc 333 33
SiteOne Landscape Supply Inc
(d)
419 54
WW Grainger Inc 907 888
$ 2,964
Diversified Financial Services - 5 .20%
Ally Financial Inc 904 35
American Express Co 4,347 1,568
Ameriprise Financial Inc 2,106 954
Apollo Global Management Inc 6,945 863
Ares Management Corp 131,708 19,586
Blue Owl Capital Inc 14,730 232
Brookfield Asset Management Ltd 3,407 184
Charles Schwab Corp/The 3,593 340
Circle Internet Group Inc
(d),(g)
212 27
Coinbase Global Inc
(d)
524 180
Credit Acceptance Corp
(d),(g)
29 13
Freedom Holding Corp/NV
(d),(g)
364 56
Hamilton Lane Inc 725 83
Houlihan Lokey Inc 500 90
Interactive Brokers Group Inc - A Shares 668 47
Jefferies Financial Group Inc 1,040 55
Lazard Inc 629 31
LPL Financial Holdings Inc 1,908 720
Mastercard Inc 449,724 248,243
SLM Corp 802 22
SoFi Technologies Inc
(d)
3,771 112
TPG Inc 3,189 175
Tradeweb Markets Inc 323,683 34,112
UWM Holdings Corp 633 4
Visa Inc 384,563 131,036
XP Inc 996 18
$ 438,786
Electric - 0 .03%
NRG Energy Inc 4,559 783
Vistra Corp 8,189 1,542
$ 2,325
Electrical Components & Equipment - 0 .83%
Generac Holdings Inc
(d)
419,312 70,453
Electronics - 1 .58%
Amphenol Corp 955,288 133,110
Jabil Inc 1,644 363
$ 133,473
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .00%
Enphase Energy Inc
(d)
3,091 $ 94
Engineering & Construction - 0 .01%
Comfort Systems USA Inc 844 815
EMCOR Group Inc 383 259
MasTec Inc
(d)
336 68
TopBuild Corp
(d)
73 31
$ 1,173
Entertainment - 0 .55%
Churchill Downs Inc 1,292 128
DraftKings Inc
(d)
1,451,785 44,410
Flutter Entertainment PLC
(d)
3,494 813
Light & Wonder Inc
(d)
2,010 146
Live Nation Entertainment Inc
(d)
3,816 570
TKO Group Holdings Inc 711 134
Vail Resorts Inc 712 106
$ 46,307
Environmental Control - 0 .59%
Tetra Tech Inc 1,463 47
Veralto Corp 489,487 48,302
Waste Management Inc 8,956 1,789
$ 50,138
Food - 0 .01%
Hershey Co/The 454 77
Performance Food Group Co
(d)
557 54
Sprouts Farmers Market Inc
(d)
2,513 198
Sysco Corp 6,283 467
$ 796
Healthcare - Products - 5 .05%
Boston Scientific Corp
(d)
6,153 620
Caris Life Sciences Inc
(d),(g)
322 10
Danaher Corp 118,126 25,442
Exact Sciences Corp
(d)
411 26
IDEXX Laboratories Inc
(d)
1,959 1,233
Inspire Medical Systems Inc
(d)
844 61
Insulet Corp
(d)
1,675 524
Intuitive Surgical Inc
(d)
388,367 207,497
Masimo Corp
(d)
1,094 154
Natera Inc
(d)
221,027 43,969
Penumbra Inc
(d)
881 200
Repligen Corp
(d)
193 29
ResMed Inc 800 197
Sonova Holding AG ADR 379,358 20,614
Stryker Corp 159,175 56,705
Tempus AI Inc
(d)
1,999 180
Waters Corp
(d)
756 264
West Pharmaceutical Services Inc 243,265 68,618
$ 426,343
Healthcare - Services - 1 .15%
Chemed Corp 46 20
Cigna Group/The 123,145 30,098
DaVita Inc
(d)
969 115
HCA Healthcare Inc 877 403
Medpace Holdings Inc
(d)
541 317
Molina Healthcare Inc
(d)
759 116
Sotera Health Co
(d)
597 10
UnitedHealth Group Inc 193,085 65,950
$ 97,029
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
427 37
Somnigroup International Inc 4,882 387
$ 424
Insurance - 0 .80%
Aon PLC 4,683 1,595
Arthur J Gallagher & Co 374 93
Brown & Brown Inc 861 69
Equitable Holdings Inc 7,273 359
Everest Group Ltd 174 55
Kinsale Capital Group Inc 510 204

Schedule of Investments
LargeCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Group Inc
(d)
66 $ 130
Marsh & McLennan Cos Inc 1,393 248
Progressive Corp/The 314,682 64,825
RLI Corp 206 12
Ryan Specialty Holdings Inc 2,550 140
$ 67,730
Internet - 20 .36%
Airbnb Inc
(d)
10,300 1,303
Alphabet Inc - A Shares 1,219,045 342,783
Alphabet Inc - C Shares 447,217 126,035
Amazon.com Inc
(d)
1,565,188 382,250
AppLovin Corp
(d)
84,707 53,987
Booking Holdings Inc 11,019 55,952
CDW Corp/DE 280 45
Chewy Inc
(d)
5,479 185
Coupang Inc
(d)
1,422,195 45,467
DoorDash Inc - Class A
(d)
8,686 2,209
Etsy Inc
(d)
1,453 90
Expedia Group Inc 2,910 640
Gen Digital Inc 1,878 50
GoDaddy Inc
(d)
3,311 441
Lyft Inc
(d)
1,881 39
MercadoLibre Inc
(d)
20,411 47,502
Meta Platforms Inc 472,840 306,567
Netflix Inc
(d)
185,198 207,211
Palo Alto Networks Inc
(d)
15,924 3,507
Pinterest Inc
(d)
7,084 234
Reddit Inc
(d)
2,805 586
Robinhood Markets Inc
(d)
2,380 349
Roku Inc
(d)
466 49
Shopify Inc
(d)
206,401 35,885
Spotify Technology SA
(d)
3,724 2,440
Trump Media & Technology Group Corp
(d),(g)
1,986 30
Uber Technologies Inc
(d)
1,077,016 103,932
Wayfair Inc
(d)
497 51
$ 1,719,819
Iron & Steel - 0 .00%
Carpenter Technology Corp 206 65
Steel Dynamics Inc 397 62
$ 127
Leisure Products & Services - 0 .03%
Carnival Corp
(d)
8,046 232
Norwegian Cruise Line Holdings Ltd
(d)
9,632 216
Planet Fitness Inc
(d)
2,151 195
Royal Caribbean Cruises Ltd 6,126 1,757
Viking Holdings Ltd
(d)
4,207 256
$ 2,656
Lodging - 1 .29%
Choice Hotels International Inc 243 23
Hilton Worldwide Holdings Inc 418,716 107,593
Las Vegas Sands Corp 7,408 440
Marriott International Inc/MD 4,215 1,098
Travel + Leisure Co 609 38
Wyndham Hotels & Resorts Inc 1,731 127
$ 109,319
Machinery - Construction & Mining - 0 .08%
BWX Technologies Inc 414 89
Caterpillar Inc 1,383 798
GE Vernova Inc 6,640 3,885
Vertiv Holdings Co 9,211 1,777
$ 6,549
Machinery - Diversified - 0 .25%
Ingersoll Rand Inc 276,094 21,074
Rockwell Automation Inc 235 87
$ 21,161
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .00%
FactSet Research Systems Inc 69 $ 18
Liberty Broadband Corp - A Shares
(d)
148 8
Liberty Broadband Corp - C Shares
(d)
699 38
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
208 19
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,680 168
Nexstar Media Group Inc 73 14
$ 265
Metal Fabrication & Hardware - 0 .00%
RBC Bearings Inc
(d)
152 65
Mining - 0 .00%
Anglogold Ashanti Plc 1,577 107
Miscellaneous Manufacturers - 0 .58%
3M Co 2,055 342
Axon Enterprise Inc
(d)
1,798 1,317
Entegris Inc 509,060 46,615
Illinois Tool Works Inc 2,302 561
$ 48,835
Oil & Gas - 0 .01%
HF Sinclair Corp 442 23
Phillips 66 752 102
Texas Pacific Land Corp 455 429
$ 554
Oil & Gas Services - 0 .00%
SLB Ltd 2,878 104
Pharmaceuticals - 2 .20%
AbbVie Inc 42,988 9,373
Bristol-Myers Squibb Co 9,488 437
Cardinal Health Inc 2,884 550
Cencora Inc 4,419 1,493
Corcept Therapeutics Inc
(d)
2,427 178
Dexcom Inc
(d)
9,467 551
Eli Lilly & Co 117,545 101,425
McKesson Corp 2,800 2,272
Neurocrine Biosciences Inc
(d)
1,984 284
Zoetis Inc 479,144 69,040
$ 185,603
Pipelines - 0 .02%
Cheniere Energy Inc 2,383 505
Targa Resources Corp 5,190 799
Williams Cos Inc/The 1,569 91
$ 1,395
Private Equity - 0 .04%
Blackstone Inc 17,746 2,602
KKR & Co Inc 4,079 483
$ 3,085
Real Estate - 0 .69%
CBRE Group Inc
(d)
793 121
CoStar Group Inc
(d)
840,033 57,803
Jones Lang LaSalle Inc
(d)
308 94
$ 58,018
REITs - 0 .03%
American Tower Corp 11,332 2,028
Lamar Advertising Co 2,099 249
Public Storage 546 152
Simon Property Group Inc 1,719 302
Sun Communities Inc 625 79
UDR Inc 720 25
$ 2,835
Retail - 1 .73%
AutoZone Inc
(d)
66 243
BJ's Wholesale Club Holdings Inc
(d)
538 48
Burlington Stores Inc
(d)
1,497 410
Carvana Co
(d)
3,178 974
Casey's General Stores Inc 143 73
Cava Group Inc
(d)
2,576 138
Chipotle Mexican Grill Inc
(d)
803,146 25,452

Schedule of Investments
LargeCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Costco Wholesale Corp 112,752 $ 102,768
Darden Restaurants Inc 2,667 481
Domino's Pizza Inc 249 99
Dutch Bros Inc
(d)
2,848 158
Ferguson Enterprises Inc 276 69
Floor & Decor Holdings Inc
(d)
942 59
Freshpet Inc
(d)
390 19
Home Depot Inc/The 18,432 6,997
Lithia Motors Inc 80 25
Lululemon Athletica Inc
(d)
1,445 246
McDonald's Corp 955 285
Murphy USA Inc 464 166
O'Reilly Automotive Inc
(d)
18,992 1,794
Restaurant Brands International Inc 4,981 327
RH
(d)
92 16
Ross Stores Inc 1,537 244
Starbucks Corp 3,627 293
Texas Roadhouse Inc 1,582 259
TJX Cos Inc/The 13,553 1,899
Tractor Supply Co 12,883 697
Ulta Beauty Inc
(d)
293 152
Walmart Inc 10,530 1,065
Wendy's Co/The 2,848 24
Williams-Sonoma Inc 457 89
Wingstop Inc 675 146
Yum! Brands Inc 2,250 311
$ 146,026
Semiconductors - 17 .01%
Advanced Micro Devices Inc
(d)
225,146 57,664
Applied Materials Inc 5,498 1,282
Astera Labs Inc
(d)
3,032 566
Broadcom Inc 995,910 368,118
KLA Corp 3,231 3,905
Lam Research Corp 31,019 4,884
Lattice Semiconductor Corp
(d)
475,697 34,707
MACOM Technology Solutions Holdings Inc
(d)
437 65
Marvell Technology Inc 955,548 89,573
Monolithic Power Systems Inc 1,123 1,129
NVIDIA Corp 4,309,637 872,658
Onto Innovation Inc
(d)
301 41
QUALCOMM Inc 5,972 1,080
Texas Instruments Inc 9,003 1,454
$ 1,437,126
Software - 21 .39%
Adobe Inc
(d)
10,307 3,508
Appfolio Inc
(d)
534 136
Atlassian Corp
(d)
3,903 661
Autodesk Inc
(d)
254,355 76,648
Bentley Systems Inc 3,811 194
Broadridge Financial Solutions Inc 2,543 560
Cadence Design Systems Inc
(d)
204,366 69,217
Cloudflare Inc
(d)
7,467 1,891
Confluent Inc
(d)
7,146 167
Datadog Inc
(d)
721,857 117,525
Dayforce Inc
(d)
455,094 31,283
Docusign Inc
(d)
3,658 268
DoubleVerify Holdings Inc
(d)
1,928 22
Doximity Inc
(d)
3,214 212
Dropbox Inc - A Shares
(d)
1,581 46
Duolingo Inc
(d)
884 239
Dynatrace Inc
(d)
399,400 20,198
Elastic NV
(d)
2,174 194
Fair Isaac Corp
(d)
42,765 70,970
Fiserv Inc
(d)
3,601 240
Gitlab Inc
(d)
3,225 157
Guidewire Software Inc
(d)
2,006 469
HubSpot Inc
(d)
145,335 71,493
Intuit Inc 319,025 212,965
Magic Leap Inc
(d),(e),(f)
10,706 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Manhattan Associates Inc
(d)
1,428 $ 260
Microsoft Corp 1,508,754 781,248
MongoDB Inc
(d)
83,882 30,182
MSCI Inc 897 528
nCino Inc
(d)
598 16
Nutanix Inc
(d)
1,524 109
Oracle Corp 40,211 10,560
Palantir Technologies Inc
(d)
53,011 10,627
Paychex Inc 2,425 284
Paycom Software Inc 681 127
Pegasystems Inc 851 54
Procore Technologies Inc
(d)
2,756 203
PTC Inc
(d)
356 71
RingCentral Inc
(d)
2,226 67
ROBLOX Corp
(d)
14,808 1,684
Salesforce Inc 2,513 654
Samsara Inc
(d)
1,627,484 65,376
SentinelOne Inc
(d)
5,428 97
ServiceNow Inc
(d)
178,840 164,404
Snowflake Inc - Class A
(d)
7,563 2,079
Strategy Inc
(d)
355 96
Stripe Inc - Class B
(d),(e),(f)
114,126 4,727
Synopsys Inc
(d)
3,291 1,494
Take-Two Interactive Software Inc
(d)
1,475 378
Teradata Corp
(d)
866 18
Twilio Inc
(d)
623 84
Tyler Technologies Inc
(d)
867 413
Unity Software Inc
(d)
514 19
Veeva Systems Inc
(d)
174,302 50,757
Workday Inc
(d)
5,199 1,247
$ 1,807,126
Telecommunications - 1 .35%
Arista Networks Inc
(d)
612,322 96,557
AST SpaceMobile Inc
(d)
4,289 344
Ciena Corp
(d)
84,500 16,048
GCI Liberty Inc - Class A
(d)
29 1
GCI Liberty Inc - Class C
(d)
178 7
Iridium Communications Inc 441 8
Motorola Solutions Inc 1,686 686
Ubiquiti Inc 109 86
$ 113,737
Transportation - 0 .01%
Old Dominion Freight Line Inc 309 43
Union Pacific Corp 1,106 244
XPO Inc
(d)
610 88
$ 375
TOTAL COMMON STOCKS $ 8,264,189
Total Investments $ 8,453,155
Other Assets and Liabilities -  (0.08)% (6,396)
TOTAL NET ASSETS - 100.00% $ 8,446,759
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $473 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $465 or 0.01% of net assets.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 229,346 $ 2,845,417 $ 2,920,678 $ 154,085
$ 229,346 $ 2,845,417 $ 2,920,678 $ 154,085
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 7,744 $ — $ — $ —
$ 7,744 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 5,335 0.06%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 1,506 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 1,888 0.02%
Stripe Inc - Class B 12/17/2019 1,791 4,727 0.06%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 7,567 0.09%
Total $ 21,023 0.25%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2025 Long 124 $ 42,619 $ 198
Total $ 198
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 2 .82 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Core S&P 500 ETF 47,300 $ 32,411
Money Market Funds - 2 .52%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
20,977 21
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(c)
273,434,655 273,435
$ 273,456
TOTAL INVESTMENT COMPANIES $ 305,867
COMMON STOCKS - 96 .84 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 65,935 $ 1,692
Omnicom Group Inc 34,875 2,616
Trade Desk Inc/The
(d)
80,228 4,034
$ 8,342
Aerospace & Defense - 1 .99%
Boeing Co/The
(d)
136,123 27,363
General Dynamics Corp 45,451 15,676
General Electric Co 190,897 58,978
Howmet Aerospace Inc 72,571 14,946
L3Harris Technologies Inc 33,682 9,737
Lockheed Martin Corp 36,984 18,192
Northrop Grumman Corp 24,229 14,136
RTX Corp 240,959 43,011
TransDigm Group Inc 10,144 13,274
$ 215,313
Agriculture - 0 .60%
Altria Group Inc 302,407 17,050
Archer-Daniels-Midland Co 86,491 5,235
Bunge Global SA 25,210 2,385
Philip Morris International Inc 280,211 40,443
$ 65,113
Airlines - 0 .14%
Delta Air Lines Inc 116,763 6,700
Southwest Airlines Co 94,543 2,865
United Airlines Holdings Inc
(d)
58,278 5,480
$ 15,045
Apparel - 0 .21%
Deckers Outdoor Corp
(d)
26,706 2,176
NIKE Inc 213,861 13,813
Ralph Lauren Corp 6,966 2,227
Tapestry Inc 37,468 4,115
$ 22,331
Automobile Manufacturers - 2 .51%
Cummins Inc 24,803 10,856
Ford Motor Co 703,685 9,239
General Motors Co 171,391 11,841
PACCAR Inc 94,528 9,302
Tesla Inc
(d)
505,147 230,630
$ 271,868
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
39,200 3,179
Banks - 4 .31%
Bank of America Corp 1,226,691 65,567
Bank of New York Mellon Corp/The 126,955 13,702
Citigroup Inc 331,391 33,547
Citizens Financial Group Inc 77,651 3,950
Fifth Third Bancorp 119,151 4,959
Goldman Sachs Group Inc/The 54,494 43,016
Huntington Bancshares Inc/OH 263,883 4,074
JPMorgan Chase & Co 494,998 154,004
KeyCorp 167,785 2,951
M&T Bank Corp 28,132 5,173
Morgan Stanley 218,399 35,817
Northern Trust Corp 34,427 4,430
PNC Financial Services Group Inc/The 70,893 12,942
Regions Financial Corp 160,632 3,887
State Street Corp 51,071 5,907
Truist Financial Corp 232,120 10,359
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 280,139 $ 13,077
Wells Fargo & Co 576,669 50,153
$ 467,515
Beverages - 0 .97%
Brown-Forman Corp - B Shares 31,700 863
Coca-Cola Co/The 697,254 48,041
Constellation Brands Inc 25,703 3,377
Keurig Dr Pepper Inc 244,541 6,642
Molson Coors Beverage Co 30,493 1,333
Monster Beverage Corp
(d)
128,314 8,575
PepsiCo Inc 246,455 36,005
$ 104,836
Biotechnology - 0 .95%
Amgen Inc 96,915 28,922
Biogen Inc
(d)
26,393 4,072
Corteva Inc 122,250 7,511
Gilead Sciences Inc 223,367 26,757
Incyte Corp
(d)
29,528 2,760
Moderna Inc
(d)
62,336 1,693
Regeneron Pharmaceuticals Inc 18,337 11,952
Vertex Pharmaceuticals Inc
(d)
46,154 19,642
$ 103,309
Building Materials - 0 .57%
Builders FirstSource Inc
(d)
19,902 2,312
Carrier Global Corp 144,007 8,567
Johnson Controls International plc 117,801 13,475
Lennox International Inc 5,753 2,905
Martin Marietta Materials Inc 10,856 6,656
Masco Corp 37,690 2,441
Mohawk Industries Inc
(d)
9,397 1,068
Trane Technologies PLC 40,056 17,971
Vulcan Materials Co 23,786 6,886
$ 62,281
Chemicals - 0 .90%
Air Products and Chemicals Inc 40,064 9,719
Albemarle Corp 21,186 2,081
CF Industries Holdings Inc 29,160 2,429
Dow Inc 127,604 3,043
DuPont de Nemours Inc 75,377 6,155
Eastman Chemical Co 20,674 1,231
Ecolab Inc 45,951 11,782
International Flavors & Fragrances Inc 46,137 2,905
Linde PLC 84,412 35,310
LyondellBasell Industries NV 46,323 2,150
Mosaic Co/The 57,135 1,568
PPG Industries Inc 40,631 3,972
Sherwin-Williams Co/The 41,744 14,399
Solstice Advanced Materials Inc
(d)
28,025 1,263
$ 98,007
Commercial Services - 1 .22%
Automatic Data Processing Inc 72,915 18,980
Block Inc
(d)
98,934 7,513
Cintas Corp 61,663 11,301
Corpay Inc
(d)
12,713 3,310
Equifax Inc 22,287 4,705
Global Payments Inc 43,675 3,396
Moody's Corp 27,773 13,339
PayPal Holdings Inc 171,984 11,913
Quanta Services Inc 26,824 12,048
Rollins Inc 50,603 2,915
S&P Global Inc 56,254 27,408
United Rentals Inc 11,583 10,091
Verisk Analytics Inc 25,152 5,502
$ 132,421
Computers - 8 .30%
Accenture PLC - Class A 112,123 28,042
Apple Inc 2,671,493 722,293
Cognizant Technology Solutions Corp 87,920 6,408

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(d)
44,868 $ 24,364
Dell Technologies Inc 54,580 8,842
EPAM Systems Inc
(d)
10,029 1,640
Fortinet Inc
(d)
117,249 10,134
Gartner Inc
(d)
13,635 3,386
Hewlett Packard Enterprise Co 236,221 5,768
HP Inc 169,085 4,679
International Business Machines Corp 167,689 51,549
Leidos Holdings Inc 23,096 4,399
NetApp Inc 36,022 4,243
Seagate Technology Holdings PLC 38,287 9,797
Super Micro Computer Inc
(d)
90,248 4,689
Western Digital Corp 62,453 9,381
$ 899,614
Consumer Products - 0 .15%
Avery Dennison Corp 14,039 2,455
Church & Dwight Co Inc 43,855 3,846
Clorox Co/The 22,019 2,476
Kimberly-Clark Corp 59,728 7,150
$ 15,927
Cosmetics & Personal Care - 0 .77%
Colgate-Palmolive Co 145,494 11,210
Estee Lauder Cos Inc/The 42,163 4,077
Kenvue Inc 345,465 4,964
Procter & Gamble Co/The 421,664 63,406
$ 83,657
Distribution & Wholesale - 0 .24%
Copart Inc
(d)
160,138 6,888
Fastenal Co 206,594 8,501
LKQ Corp 46,318 1,480
Pool Corp 5,913 1,579
WW Grainger Inc 7,919 7,753
$ 26,201
Diversified Financial Services - 3 .71%
American Express Co 97,711 35,247
Ameriprise Financial Inc 16,969 7,683
Apollo Global Management Inc 82,834 10,297
Blackrock Inc 25,924 28,071
Capital One Financial Corp 115,122 25,326
Cboe Global Markets Inc 18,830 4,625
Charles Schwab Corp/The 307,162 29,033
CME Group Inc 64,875 17,224
Coinbase Global Inc
(d)
40,711 13,996
Franklin Resources Inc 55,145 1,247
Interactive Brokers Group Inc - A Shares 80,150 5,639
Intercontinental Exchange Inc 103,046 15,074
Invesco Ltd 80,282 1,903
Mastercard Inc 148,599 82,025
Nasdaq Inc 81,600 6,976
Raymond James Financial Inc 31,946 5,069
Synchrony Financial 66,978 4,982
T Rowe Price Group Inc 39,553 4,055
Visa Inc 305,790 104,195
$ 402,667
Electric - 2 .15%
AES Corp/The 128,182 1,778
Alliant Energy Corp 46,260 3,091
Ameren Corp 48,678 4,966
American Electric Power Co Inc 96,273 11,578
CenterPoint Energy Inc 117,527 4,494
CMS Energy Corp 53,887 3,963
Consolidated Edison Inc 64,924 6,324
Constellation Energy Corp 56,240 21,202
Dominion Energy Inc 153,633 9,017
DTE Energy Co 37,371 5,065
Duke Energy Corp 139,986 17,400
Edison International 69,277 3,837
Entergy Corp 80,362 7,722
Evergy Inc 41,433 3,182
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Eversource Energy 66,806 $ 4,931
Exelon Corp 181,815 8,385
FirstEnergy Corp 93,547 4,287
NextEra Energy Inc 370,706 30,175
NRG Energy Inc 34,822 5,985
PG&E Corp 395,647 6,315
Pinnacle West Capital Corp 21,501 1,903
PPL Corp 133,126 4,862
Public Service Enterprise Group Inc 89,844 7,238
Sempra 117,457 10,799
Southern Co/The 198,028 18,623
Vistra Corp 57,335 10,796
WEC Energy Group Inc 57,940 6,474
Xcel Energy Inc 106,465 8,642
$ 233,034
Electrical Components & Equipment - 0 .47%
AMETEK Inc 41,576 8,403
Eaton Corp PLC 70,081 26,740
Emerson Electric Co 101,314 14,140
Generac Holdings Inc
(d)
10,564 1,775
$ 51,058
Electronics - 0 .93%
Allegion plc 15,455 2,562
Amphenol Corp 219,784 30,625
Fortive Corp 60,907 3,066
Garmin Ltd 29,453 6,301
Honeywell International Inc 112,101 22,569
Hubbell Inc 9,566 4,496
Jabil Inc 19,321 4,268
Keysight Technologies Inc
(d)
30,984 5,669
Mettler-Toledo International Inc
(d)
3,708 5,252
TE Connectivity PLC 53,192 13,139
Trimble Inc
(d)
42,839 3,416
$ 101,363
Energy - Alternate Sources - 0 .05%
First Solar Inc
(d)
19,308 5,154
Engineering & Construction - 0 .08%
EMCOR Group Inc 8,056 5,444
Jacobs Solutions Inc 21,519 3,353
$ 8,797
Entertainment - 0 .06%
Live Nation Entertainment Inc
(d)
28,395 4,246
TKO Group Holdings Inc 12,420 2,340
$ 6,586
Environmental Control - 0 .26%
Pentair PLC 29,511 3,138
Republic Services Inc 36,534 7,608
Veralto Corp 44,675 4,409
Waste Management Inc 66,714 13,327
$ 28,482
Food - 0 .52%
Campbell's Company/The 35,423 1,067
Conagra Brands Inc 86,238 1,482
General Mills Inc 96,253 4,486
Hershey Co/The 26,664 4,523
Hormel Foods Corp 52,466 1,133
J M Smucker Co/The 19,207 1,989
Kellanova 48,402 4,020
Kraft Heinz Co/The 153,409 3,794
Kroger Co/The 109,499 6,967
Lamb Weston Holdings Inc 25,088 1,549
McCormick & Co Inc/MD 45,552 2,923
Mondelez International Inc 232,932 13,384
Sysco Corp 85,958 6,385
Tyson Foods Inc 51,443 2,645
$ 56,347
Forest Products & Paper - 0 .03%
International Paper Co 95,046 3,673

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 28,897 $ 4,962
NiSource Inc 84,763 3,570
$ 8,532
Hand & Machine Tools - 0 .05%
Snap-on Inc 9,392 3,152
Stanley Black & Decker Inc 27,866 1,887
$ 5,039
Healthcare - Products - 2 .56%
Abbott Laboratories 313,310 38,731
Agilent Technologies Inc 51,137 7,484
Align Technology Inc
(d)
12,135 1,673
Baxter International Inc 94,849 1,752
Bio-Techne Corp 28,223 1,766
Boston Scientific Corp
(d)
266,738 26,866
Cooper Cos Inc/The
(d)
35,916 2,511
Danaher Corp 114,723 24,709
Edwards Lifesciences Corp
(d)
105,688 8,714
GE HealthCare Technologies Inc 82,189 6,160
Hologic Inc
(d)
40,040 2,959
IDEXX Laboratories Inc
(d)
14,402 9,066
Insulet Corp
(d)
12,674 3,967
Intuitive Surgical Inc
(d)
64,531 34,478
Medtronic PLC 230,649 20,920
ResMed Inc 26,359 6,508
Revvity Inc 20,896 1,956
Solventum Corp
(d)
26,530 1,832
STERIS PLC 17,731 4,179
Stryker Corp 61,940 22,065
Thermo Fisher Scientific Inc 67,976 38,569
Waters Corp
(d)
10,716 3,746
West Pharmaceutical Services Inc 12,946 3,652
Zimmer Biomet Holdings Inc 35,662 3,586
$ 277,849
Healthcare - Services - 1 .13%
Centene Corp
(d)
83,993 2,971
Charles River Laboratories International Inc
(d)
8,860 1,595
Cigna Group/The 48,053 11,745
DaVita Inc
(d)
6,437 766
Elevance Health Inc 40,537 12,858
HCA Healthcare Inc 29,485 13,554
Humana Inc 21,653 6,024
IQVIA Holdings Inc
(d)
30,602 6,624
Labcorp Holdings Inc 14,960 3,799
Molina Healthcare Inc
(d)
9,759 1,494
Quest Diagnostics Inc 20,132 3,542
UnitedHealth Group Inc 163,037 55,687
Universal Health Services Inc 10,152 2,203
$ 122,862
Home Builders - 0 .19%
DR Horton Inc 49,912 7,441
Lennar Corp - A Shares 40,973 5,071
NVR Inc
(d)
516 3,721
PulteGroup Inc 35,519 4,257
$ 20,490
Insurance - 3 .08%
Aflac Inc 86,650 9,288
Allstate Corp/The 47,435 9,085
American International Group Inc 99,730 7,875
Aon PLC 38,817 13,224
Arch Capital Group Ltd 66,910 5,775
Arthur J Gallagher & Co 46,150 11,514
Assurant Inc 9,084 1,923
Berkshire Hathaway Inc - Class B
(d)
330,100 157,636
Brown & Brown Inc 52,744 4,206
Chubb Ltd 66,748 18,485
Cincinnati Financial Corp 28,152 4,352
Erie Indemnity Co 4,573 1,338
Everest Group Ltd 7,552 2,375
Globe Life Inc 14,583 1,918
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 50,617 $ 6,286
Loews Corp 30,621 3,049
Marsh & McLennan Cos Inc 88,501 15,766
MetLife Inc 100,563 8,027
Principal Financial Group Inc 36,493 3,067
Progressive Corp/The 105,528 21,739
Prudential Financial Inc 63,368 6,590
Travelers Cos Inc/The 40,530 10,887
W R Berkley Corp 53,942 3,848
Willis Towers Watson PLC 17,561 5,498
$ 333,751
Internet - 13 .80%
Airbnb Inc
(d)
77,242 9,774
Alphabet Inc - A Shares 1,047,148 294,448
Alphabet Inc - C Shares 840,636 236,908
Amazon.com Inc
(d)
1,747,056 426,666
AppLovin Corp
(d)
48,732 31,058
Booking Holdings Inc 5,833 29,619
CDW Corp/DE 23,595 3,760
DoorDash Inc - Class A
(d)
66,636 16,950
eBay Inc 82,269 6,689
Expedia Group Inc 21,277 4,681
F5 Inc
(d)
10,343 2,617
Gen Digital Inc 100,887 2,660
GoDaddy Inc
(d)
24,924 3,318
Match Group Inc 43,317 1,401
Meta Platforms Inc 390,446 253,146
Netflix Inc
(d)
76,493 85,585
Palo Alto Networks Inc
(d)
120,238 26,481
Robinhood Markets Inc
(d)
139,325 20,450
Uber Technologies Inc
(d)
375,408 36,227
VeriSign Inc 15,133 3,629
$ 1,496,067
Iron & Steel - 0 .09%
Nucor Corp 41,321 6,200
Steel Dynamics Inc 24,911 3,906
$ 10,106
Leisure Products & Services - 0 .19%
Carnival Corp
(d)
195,440 5,634
Norwegian Cruise Line Holdings Ltd
(d)
81,354 1,824
Royal Caribbean Cruises Ltd 45,473 13,043
$ 20,501
Lodging - 0 .26%
Hilton Worldwide Holdings Inc 42,339 10,879
Las Vegas Sands Corp 55,607 3,300
Marriott International Inc/MD 40,560 10,569
MGM Resorts International
(d)
36,750 1,177
Wynn Resorts Ltd 15,199 1,809
$ 27,734
Machinery - Construction & Mining - 0 .71%
Caterpillar Inc 84,333 48,682
GE Vernova Inc 49,004 28,674
$ 77,356
Machinery - Diversified - 0 .57%
Deere & Co 45,340 20,930
Dover Corp 24,688 4,480
IDEX Corp 13,554 2,324
Ingersoll Rand Inc 65,110 4,970
Nordson Corp 9,665 2,242
Otis Worldwide Corp 70,653 6,554
Rockwell Automation Inc 20,241 7,456
Westinghouse Air Brake Technologies Corp 30,776 6,292
Xylem Inc/NY 43,820 6,610
$ 61,858
Media - 0 .72%
Charter Communications Inc
(d)
16,722 3,910
Comcast Corp - Class A 662,955 18,453
FactSet Research Systems Inc 6,807 1,816

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 37,796 $ 2,444
Fox Corp - B Shares 23,750 1,387
News Corp - A Shares 67,767 1,796
News Corp - B Shares 20,025 610
Paramount Skydance Corp
(e)
55,583 856
Walt Disney Co/The 323,657 36,450
Warner Bros Discovery Inc
(d)
445,676 10,006
$ 77,728
Mining - 0 .25%
Freeport-McMoRan Inc 258,462 10,778
Newmont Corp 197,740 16,011
$ 26,789
Miscellaneous Manufacturers - 0 .59%
3M Co 95,882 15,964
A O Smith Corp 20,569 1,357
Axon Enterprise Inc
(d)
14,129 10,346
Illinois Tool Works Inc 47,753 11,648
Parker-Hannifin Corp 23,002 17,777
Teledyne Technologies Inc
(d)
8,440 4,446
Textron Inc 32,081 2,593
$ 64,131
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
9,154 2,465
Oil & Gas - 2 .17%
APA Corp 64,407 1,459
Chevron Corp 346,448 54,642
ConocoPhillips 224,831 19,979
Coterra Energy Inc 137,379 3,250
Devon Energy Corp 114,276 3,713
Diamondback Energy Inc 33,873 4,850
EOG Resources Inc 98,289 10,403
EQT Corp 112,340 6,019
Expand Energy Corp 42,870 4,429
Exxon Mobil Corp 767,450 87,766
Marathon Petroleum Corp 54,730 10,667
Occidental Petroleum Corp 129,366 5,330
Phillips 66 72,750 9,904
Texas Pacific Land Corp 3,473 3,276
Valero Energy Corp 55,924 9,482
$ 235,169
Oil & Gas Services - 0 .21%
Baker Hughes Co 177,475 8,592
Halliburton Co 153,484 4,119
SLB Ltd 268,575 9,685
$ 22,396
Packaging & Containers - 0 .11%
Amcor PLC 414,999 3,278
Ball Corp 48,991 2,303
Packaging Corp of America 16,089 3,150
Smurfit WestRock PLC 93,990 3,470
$ 12,201
Pharmaceuticals - 4 .05%
AbbVie Inc 318,008 69,338
Becton Dickinson & Co 51,598 9,221
Bristol-Myers Squibb Co 366,411 16,881
Cardinal Health Inc 42,988 8,201
Cencora Inc 34,901 11,790
CVS Health Corp 228,321 17,843
Dexcom Inc
(d)
70,596 4,110
Eli Lilly & Co 143,114 123,487
Henry Schein Inc
(d)
18,557 1,173
Johnson & Johnson 433,540 81,883
McKesson Corp 22,391 18,167
Merck & Co Inc 449,640 38,660
Pfizer Inc 1,023,486 25,229
Viatris Inc 209,879 2,174
Zoetis Inc 79,781 11,496
$ 439,653
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .33%
Kinder Morgan Inc 352,005 $ 9,219
ONEOK Inc 113,366 7,596
Targa Resources Corp 38,739 5,967
Williams Cos Inc/The 219,832 12,722
$ 35,504
Private Equity - 0 .31%
Blackstone Inc 132,688 19,458
KKR & Co Inc 123,496 14,613
$ 34,071
Real Estate - 0 .12%
CBRE Group Inc
(d)
52,764 8,043
CoStar Group Inc
(d)
76,265 5,248
$ 13,291
REITs - 1 .66%
Alexandria Real Estate Equities Inc 28,021 1,631
American Tower Corp 84,293 15,087
AvalonBay Communities Inc 25,600 4,452
BXP Inc 26,514 1,887
Camden Property Trust 19,237 1,914
Crown Castle Inc 78,393 7,073
Digital Realty Trust Inc 57,710 9,834
Equinix Inc 17,617 14,904
Equity Residential 62,560 3,719
Essex Property Trust Inc 11,595 2,919
Extra Space Storage Inc 38,211 5,103
Federal Realty Investment Trust 14,131 1,359
Healthpeak Properties Inc 125,100 2,245
Host Hotels & Resorts Inc 115,109 1,844
Invitation Homes Inc 101,525 2,858
Iron Mountain Inc 53,169 5,474
Kimco Realty Corp 121,909 2,519
Mid-America Apartment Communities Inc 21,076 2,703
Prologis Inc 167,067 20,731
Public Storage 28,428 7,919
Realty Income Corp 164,588 9,543
Regency Centers Corp 29,417 2,028
SBA Communications Corp 19,331 3,701
Simon Property Group Inc 58,771 10,330
UDR Inc 54,281 1,829
Ventas Inc 81,811 6,037
VICI Properties Inc 191,962 5,757
Welltower Inc 120,398 21,797
Weyerhaeuser Co 129,884 2,987
$ 180,184
Retail - 3 .88%
AutoZone Inc
(d)
3,010 11,060
Best Buy Co Inc 35,382 2,906
Chipotle Mexican Grill Inc
(d)
241,381 7,649
Costco Wholesale Corp 79,832 72,763
Darden Restaurants Inc 21,069 3,796
Dollar General Corp 39,617 3,909
Dollar Tree Inc
(d)
34,940 3,463
Domino's Pizza Inc 5,623 2,241
Genuine Parts Co 25,040 3,188
Home Depot Inc/The 179,103 67,986
Lowe's Cos Inc 100,889 24,025
Lululemon Athletica Inc
(d)
19,634 3,348
McDonald's Corp 128,462 38,337
O'Reilly Automotive Inc
(d)
152,744 14,425
Ross Stores Inc 58,879 9,357
Starbucks Corp 204,626 16,548
Target Corp 81,795 7,584
TJX Cos Inc/The 200,829 28,144
Tractor Supply Co 95,401 5,162
Ulta Beauty Inc
(d)
8,091 4,206
Walmart Inc 790,127 79,945
Williams-Sonoma Inc 22,143 4,303
Yum! Brands Inc 49,961 6,905
$ 421,250

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 14 .48%
Advanced Micro Devices Inc
(d)
292,138 $ 74,822
Analog Devices Inc 89,333 20,916
Applied Materials Inc 144,463 33,674
Broadcom Inc 846,697 312,965
Intel Corp
(d)
787,927 31,509
KLA Corp 23,754 28,712
Lam Research Corp 227,833 35,875
Microchip Technology Inc 97,152 6,064
Micron Technology Inc 201,461 45,081
Monolithic Power Systems Inc 8,621 8,664
NVIDIA Corp 4,392,365 889,410
NXP Semiconductors NV 45,386 9,491
ON Semiconductor Corp
(d)
73,623 3,687
QUALCOMM Inc 194,152 35,122
Skyworks Solutions Inc 26,721 2,077
Teradyne Inc 28,637 5,205
Texas Instruments Inc 163,661 26,425
$ 1,569,699
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 7,066 2,275
Software - 10 .46%
Adobe Inc
(d)
76,364 25,988
Akamai Technologies Inc
(d)
25,811 1,939
Autodesk Inc
(d)
38,524 11,609
Broadridge Financial Solutions Inc 21,086 4,647
Cadence Design Systems Inc
(d)
49,054 16,614
Datadog Inc
(d)
58,193 9,474
Dayforce Inc
(d)
28,749 1,976
Electronic Arts Inc 40,539 8,110
Fair Isaac Corp
(d)
4,320 7,169
Fidelity National Information Services Inc 94,038 5,879
Fiserv Inc
(d)
97,857 6,526
Intuit Inc 50,214 33,520
Jack Henry & Associates Inc 13,109 1,953
Microsoft Corp 1,338,080 692,871
MSCI Inc 13,927 8,197
Oracle Corp 298,322 78,342
Palantir Technologies Inc
(d)
409,401 82,073
Paychex Inc 58,364 6,830
Paycom Software Inc 9,012 1,686
PTC Inc
(d)
21,566 4,282
Roper Technologies Inc 19,372 8,643
Salesforce Inc 172,096 44,816
ServiceNow Inc
(d)
37,442 34,420
Synopsys Inc
(d)
33,310 15,117
Take-Two Interactive Software Inc
(d)
31,214 8,002
Tyler Technologies Inc
(d)
7,788 3,709
Workday Inc
(d)
38,885 9,329
$ 1,133,721
Telecommunications - 1 .72%
Arista Networks Inc
(d)
185,530 29,256
AT&T Inc 1,287,177 31,858
Cisco Systems Inc 712,861 52,117
Corning Inc 140,325 12,500
Motorola Solutions Inc 29,991 12,198
T-Mobile US Inc 87,114 18,298
Verizon Communications Inc 759,002 30,163
$ 186,390
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 23,981 1,830
Transportation - 0 .77%
CH Robinson Worldwide Inc 21,260 3,274
CSX Corp 335,600 12,088
Expeditors International of Washington Inc 24,433 2,978
FedEx Corp 39,070 9,917
JB Hunt Transport Services Inc 13,767 2,325
Norfolk Southern Corp 40,389 11,445
Old Dominion Freight Line Inc 33,295 4,675
Union Pacific Corp 106,759 23,527
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 132,501 $ 12,776
$ 83,005
Water - 0 .04%
American Water Works Co Inc 35,121 4,511
TOTAL COMMON STOCKS $ 10,500,528
Total Investments $ 10,806,395
Other Assets and Liabilities -  0.34% 36,519
TOTAL NET ASSETS - 100.00% $ 10,842,914
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $21 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $20 or 0.00% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 280,734 $ 982,281 $ 989,580 $ 273,435
$ 280,734 $ 982,281 $ 989,580 $ 273,435
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 9,508 $ — $ — $ —
$ 9,508 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2025 Long 848 $ 291,458 $ 6,777
Total $ 6,777
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 6 .37 % Shares Held Value (000's)
Exchange-Traded Funds - 4 .74%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
1,371,183 $ 135,884
Money Market Funds - 1 .63%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
528,594 529
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(c)
46,181,393 46,181
$ 46,710
TOTAL INVESTMENT COMPANIES $ 182,594
COMMON STOCKS - 93 .65 % Shares Held Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The 6,588 $ 169
Omnicom Group Inc 3,436 258
$ 427
Aerospace & Defense - 0 .68%
ATI Inc
(d)
2,470 244
Boeing Co/The
(d)
11,234 2,258
Curtiss-Wright Corp 677 403
General Dynamics Corp 21,094 7,275
Hexcel Corp 1,428 102
L3Harris Technologies Inc 3,370 974
Leonardo DRS Inc 752 28
Loar Holdings Inc
(d)
84 7
Lockheed Martin Corp 2,718 1,337
Northrop Grumman Corp 2,432 1,419
RTX Corp 24,128 4,307
Spirit AeroSystems Holdings Inc
(d)
2,113 78
StandardAero Inc
(d)
2,113 61
TransDigm Group Inc 822 1,076
$ 19,569
Agriculture - 0 .23%
Altria Group Inc 30,471 1,718
Archer-Daniels-Midland Co 8,552 518
Bunge Global SA 2,430 230
Darling Ingredients Inc
(d)
2,818 90
Philip Morris International Inc 28,089 4,054
$ 6,610
Airlines - 0 .06%
Alaska Air Group Inc
(d)
1,928 80
American Airlines Group Inc
(d)
11,025 145
Delta Air Lines Inc 11,685 670
Southwest Airlines Co 7,616 231
United Airlines Holdings Inc
(d)
5,812 547
$ 1,673
Apparel - 0 .07%
Birkenstock Holding Plc
(d)
625 25
Columbia Sportswear Co 427 21
Crocs Inc
(d)
1,104 90
NIKE Inc 20,897 1,350
PVH Corp 968 76
Ralph Lauren Corp 632 202
Tapestry Inc 282 31
Under Armour Inc - Class A
(d)
3,843 17
Under Armour Inc - Class C
(d)
3,820 17
VF Corp 6,336 89
$ 1,918
Automobile Manufacturers - 0 .15%
Cummins Inc 2,473 1,083
Ford Motor Co 70,066 920
General Motors Co 17,199 1,188
Lucid Group Inc
(d),(e)
2,034 36
PACCAR Inc 9,309 916
Rivian Automotive Inc
(d)
13,863 188
$ 4,331
Automobile Parts & Equipment - 1 .56%
Allison Transmission Holdings Inc 1,282 106
Aptiv PLC
(d)
542,850 44,025
Aurora Innovation Inc
(d)
19,882 104
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
BorgWarner Inc 3,936 $ 169
Gentex Corp 4,126 97
Lear Corp 963 101
QuantumScape Corp
(d)
7,619 140
$ 44,742
Banks - 8 .23%
Bank of America Corp 1,224,175 65,432
Bank of New York Mellon Corp/The 11,820 1,276
Bank of Nova Scotia/The 445,528 29,227
Bank OZK 1,925 87
BOK Financial Corp 363 38
Citigroup Inc 27,029 2,736
Citizens Financial Group Inc 7,780 396
Columbia Banking System Inc 5,340 143
Comerica Inc 2,305 176
Commerce Bancshares Inc/MO 2,353 124
Cullen/Frost Bankers Inc 90,742 11,174
East West Bancorp Inc 2,416 245
Fifth Third Bancorp 11,933 497
First Citizens BancShares Inc/NC 171 312
First Hawaiian Inc 2,049 50
First Horizon Corp 8,994 192
FNB Corp/PA 6,470 102
Goldman Sachs Group Inc/The 5,130 4,049
Huntington Bancshares Inc/OH 27,868 430
JPMorgan Chase & Co 87,473 27,214
KeyCorp 16,957 298
M&T Bank Corp 2,827 520
Morgan Stanley 20,779 3,408
Northern Trust Corp 3,437 442
Pinnacle Financial Partners Inc 1,304 111
PNC Financial Services Group Inc/The 7,136 1,303
Popular Inc 1,158 129
Prosperity Bancshares Inc 1,674 110
Regions Financial Corp 16,108 390
SOUTHSTATE BANK CORP 120,848 10,714
State Street Corp 5,139 594
Synovus Financial Corp 2,533 113
Truist Financial Corp 23,305 1,040
US Bancorp 28,046 1,309
Webster Financial Corp 2,965 169
Wells Fargo & Co 504,479 43,875
Western Alliance Bancorp 353,338 27,331
Wintrust Financial Corp 1,191 155
Zions Bancorp NA 2,791 145
$ 236,056
Beverages - 2 .15%
Boston Beer Co Inc/The
(d)
132 27
Brown-Forman Corp - A Shares 889 24
Brown-Forman Corp - B Shares 2,997 82
Coca-Cola Co/The 35,920 2,475
Coca-Cola Consolidated Inc 806 105
Constellation Brands Inc 2,608 343
Keurig Dr Pepper Inc 1,637,061 44,462
Molson Coors Beverage Co 3,225 141
PepsiCo Inc 94,619 13,823
Primo Brands Corp 4,683 103
$ 61,585
Biotechnology - 0 .25%
Amgen Inc 2,544 759
Biogen Inc
(d)
2,634 406
BioMarin Pharmaceutical Inc
(d)
3,378 181
Bio-Rad Laboratories Inc
(d),(e)
352 112
Certara Inc
(d)
1,986 23
Corteva Inc 12,260 753
Exelixis Inc
(d)
825 32
Gilead Sciences Inc 16,438 1,969
Illumina Inc
(d)
2,806 347
Incyte Corp
(d)
2,118 198

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Insmed Inc
(d)
227 $ 43
Ionis Pharmaceuticals Inc
(d)
182 14
Moderna Inc
(d)
6,236 169
Regeneron Pharmaceuticals Inc 1,881 1,226
Revolution Medicines Inc
(d)
3,130 184
Roivant Sciences Ltd
(d)
7,034 141
Royalty Pharma PLC 6,972 262
Sarepta Therapeutics Inc
(d)
317 8
United Therapeutics Corp
(d)
798 355
Viking Therapeutics Inc
(d)
1,643 63
$ 7,245
Building Materials - 3 .13%
Armstrong World Industries Inc 566 108
Builders FirstSource Inc
(d)
1,965 228
Carlisle Cos Inc 678 220
Carrier Global Corp 14,331 853
CRH PLC 241,237 28,731
Eagle Materials Inc 47,257 10,034
Fortune Brands Innovations Inc 2,212 112
Hayward Holdings Inc
(d)
3,247 55
James Hardie Industries PLC
(d)
1,075 23
Johnson Controls International plc 413,227 47,269
Louisiana-Pacific Corp 1,158 101
Martin Marietta Materials Inc 1,081 663
Masco Corp 3,753 243
Mohawk Industries Inc
(d)
945 107
Owens Corning 1,530 195
Simpson Manufacturing Co Inc 710 125
Trex Co Inc
(d)
1,951 94
Vulcan Materials Co 2,383 690
$ 89,851
Chemicals - 2 .40%
Air Products and Chemicals Inc 146,392 35,513
Albemarle Corp 2,121 208
Ashland Inc 742 36
Axalta Coating Systems Ltd
(d)
892,832 25,419
Celanese Corp 2,265 87
CF Industries Holdings Inc 2,937 245
Dow Inc 12,677 302
DuPont de Nemours Inc 7,485 611
Eastman Chemical Co 2,070 123
Ecolab Inc 3,400 872
Element Solutions Inc 4,108 110
FMC Corp 2,518 38
Huntsman Corp 2,692 22
International Flavors & Fragrances Inc 4,566 288
Linde PLC 8,470 3,543
LyondellBasell Industries NV 4,563 212
Mosaic Co/The 5,979 164
NewMarket Corp 120 92
Olin Corp 1,870 39
PPG Industries Inc 4,047 396
RPM International Inc 2,245 245
Sherwin-Williams Co/The 417 144
Solstice Advanced Materials Inc
(d)
3,044 137
Westlake Corp 548 38
$ 68,884
Commercial Services - 0 .31%
ADT Inc 10,363 92
Affirm Holdings Inc
(d)
2,091 150
API Group Corp
(d)
6,700 247
Aramark 4,701 178
Automatic Data Processing Inc 536 140
Avis Budget Group Inc
(d),(e)
183 25
Block Inc
(d)
6,196 471
Bright Horizons Family Solutions Inc
(d)
893 98
Clarivate PLC
(d)
5,718 19
Equifax Inc 1,846 390
Euronet Worldwide Inc
(d)
665 50
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
FTI Consulting Inc
(d)
570 $ 94
Global Payments Inc 4,351 338
Grand Canyon Education Inc
(d)
406 77
GXO Logistics Inc
(d)
2,053 115
H&R Block Inc 2,017 100
ManpowerGroup Inc 754 23
MarketAxess Holdings Inc 676 108
Morningstar Inc 124 26
NIQ Global Intelligence Plc
(d)
391 5
Paylocity Holding Corp
(d)
75 11
PayPal Holdings Inc 17,280 1,197
Quanta Services Inc 595 267
Robert Half Inc 1,619 42
S&P Global Inc 5,521 2,690
Service Corp International/US 2,466 206
TransUnion 3,481 283
U-Haul Holding Co 1,025 50
U-Haul Holding Co
(d),(e)
175 9
United Rentals Inc 1,157 1,008
Valvoline Inc
(d)
294 10
Verisk Analytics Inc 1,007 220
WEX Inc
(d)
563 82
WillScot Holdings Corp 2,171 47
$ 8,868
Computers - 2 .18%
Accenture PLC - Class A 33,705 8,429
Amdocs Ltd 2,078 175
Amentum Holdings Inc
(d)
2,742 61
Apple Inc 53,251 14,398
CACI International Inc
(d)
382 215
Cognizant Technology Solutions Corp 228,885 16,681
Crane NXT Co 798 51
Dell Technologies Inc 77,344 12,530
DXC Technology Co
(d)
2,937 42
EPAM Systems Inc
(d)
1,029 168
Genpact Ltd 2,939 112
Globant SA
(d)
639 39
Hewlett Packard Enterprise Co 23,534 575
HP Inc 16,914 468
International Business Machines Corp 16,768 5,155
KBR Inc 2,172 93
Kyndryl Holdings Inc
(d)
3,904 113
Leidos Holdings Inc 2,300 438
Lumentum Holdings Inc
(d)
1,135 229
NetApp Inc 2,169 256
Okta Inc
(d)
1,801 165
Parsons Corp
(d)
1,071 89
Pure Storage Inc
(d)
900 89
Rubrik Inc
(d)
795 60
SailPoint Inc
(d)
986 21
Sandisk Corp/DE
(d)
2,435 485
Science Applications International Corp 954 89
Super Micro Computer Inc
(d)
4,956 258
Western Digital Corp 6,184 929
$ 62,413
Consumer Products - 0 .44%
Avery Dennison Corp 1,402 245
Church & Dwight Co Inc 132,517 11,620
Clorox Co/The 2,175 245
Kimberly-Clark Corp 3,839 460
Reynolds Consumer Products Inc 1,110 27
$ 12,597
Cosmetics & Personal Care - 1 .12%
Colgate-Palmolive Co 7,561 583
Coty Inc
(d)
5,664 23
elf Beauty Inc
(d)
1,045 128
Estee Lauder Cos Inc/The 4,160 402
Kenvue Inc 34,117 490
Perrigo Co PLC 2,229 46

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Procter & Gamble Co/The 42,345 $ 6,367
Unilever PLC ADR 402,262 24,212
$ 32,251
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
993 43
Core & Main Inc
(d)
1,616 84
Fastenal Co 3,942 162
LKQ Corp 4,910 157
Pool Corp 528 141
RB Global Inc 3,090 306
SiteOne Landscape Supply Inc
(d)
516 67
Watsco Inc 625 230
WESCO International Inc 862 224
WW Grainger Inc 108 106
$ 1,520
Diversified Financial Services - 5 .20%
Affiliated Managers Group Inc 513 122
Air Lease Corp 1,906 122
Ally Financial Inc 4,335 169
American Express Co 105,762 38,151
Ameriprise Financial Inc 178 81
Apollo Global Management Inc 2,216 276
Blackrock Inc 2,751 2,979
Brookfield Asset Management Ltd 4,462 241
Capital One Financial Corp 87,689 19,290
Cboe Global Markets Inc 1,890 464
Charles Schwab Corp/The 28,133 2,659
Circle Internet Group Inc
(d),(e)
720 91
CME Group Inc 6,492 1,724
Coinbase Global Inc
(d)
3,421 1,176
Credit Acceptance Corp
(d),(e)
68 30
Evercore Inc - Class A 661 195
Franklin Resources Inc 5,866 133
Freedom Holding Corp/NV
(d),(e)
53 8
Hamilton Lane Inc 229 26
Houlihan Lokey Inc 621 111
Interactive Brokers Group Inc - A Shares 7,329 516
Intercontinental Exchange Inc 82,335 12,045
Invesco Ltd 6,978 165
Janus Henderson Group PLC 2,272 99
Jefferies Financial Group Inc 2,209 117
Lazard Inc 1,505 73
LPL Financial Holdings Inc 105,208 39,696
Nasdaq Inc 7,375 631
OneMain Holdings Inc 2,177 129
Raymond James Financial Inc 3,300 524
Rocket Cos Inc 16,924 282
SEI Investments Co 1,956 158
SLM Corp 496,847 13,340
SoFi Technologies Inc
(d)
17,591 522
Stifel Financial Corp 1,755 208
Synchrony Financial 6,716 500
T Rowe Price Group Inc 3,894 399
TPG Inc 162 9
Tradeweb Markets Inc 1,880 198
UWM Holdings Corp 2,195 12
Virtu Financial Inc 1,300 45
Visa Inc 32,350 11,023
Voya Financial Inc 1,835 137
Western Union Co/The 5,286 49
XP Inc 6,734 123
$ 149,048
Electric - 6 .91%
AES Corp/The 12,829 178
Alliant Energy Corp 4,576 306
Ameren Corp 4,811 491
American Electric Power Co Inc 9,662 1,162
Brookfield Renewable Corp
(e)
2,436 105
CenterPoint Energy Inc 11,676 447
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Clearway Energy Inc - Class A 706 $ 21
Clearway Energy Inc - Class C 1,332 43
CMS Energy Corp 5,306 390
Consolidated Edison Inc 6,442 628
Constellation Energy Corp 5,650 2,130
Dominion Energy Inc 15,306 898
DTE Energy Co 3,741 507
Duke Energy Corp 14,051 1,747
Edison International 6,812 377
Entergy Corp 460,913 44,289
Evergy Inc 4,098 315
Eversource Energy 6,565 485
Exelon Corp 18,132 836
FirstEnergy Corp 9,824 450
IDACORP Inc 1,049 135
NextEra Energy Inc 171,460 13,957
OGE Energy Corp 3,624 160
PG&E Corp 1,636,420 26,117
Pinnacle West Capital Corp 366,977 32,484
PPL Corp 13,267 485
Public Service Enterprise Group Inc 8,938 720
Sempra 11,699 1,076
Southern Co/The 135,646 12,756
Talen Energy Corp
(d)
815 326
WEC Energy Group Inc 101,887 11,383
Xcel Energy Inc 528,494 42,898
$ 198,302
Electrical Components & Equipment - 0 .19%
Acuity Inc 554 202
AMETEK Inc 4,158 840
Eaton Corp PLC 7,069 2,697
Emerson Electric Co 10,180 1,421
Generac Holdings Inc
(d)
1,034 174
Littelfuse Inc 459 112
Universal Display Corp 810 119
$ 5,565
Electronics - 1 .49%
Allegion plc 1,552 257
Arrow Electronics Inc
(d)
950 106
Avnet Inc 1,690 82
Coherent Corp
(d)
2,717 359
Flex Ltd
(d)
6,810 426
Fortive Corp 460,675 23,190
Garmin Ltd 2,939 629
Honeywell International Inc 11,486 2,312
Hubbell Inc 26,771 12,583
Ingram Micro Holding Corp 446 10
Jabil Inc 662 146
Keysight Technologies Inc
(d)
3,104 568
Mettler-Toledo International Inc
(d)
375 531
nVent Electric PLC 2,889 330
Ralliant Corp 2,041 90
Sensata Technologies Holding PLC 2,617 83
TD SYNNEX Corp 1,382 216
Trimble Inc
(d)
4,245 339
Vontier Corp 2,672 103
Woodward Inc 1,067 280
$ 42,640
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
1,831 489
Engineering & Construction - 0 .05%
AECOM 2,338 314
EMCOR Group Inc 522 353
Everus Construction Group Inc
(d)
918 84
Jacobs Solutions Inc 2,144 334
MasTec Inc
(d)
908 185
TopBuild Corp
(d)
474 200
$ 1,470

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
4,190 $ 84
Churchill Downs Inc 207 21
Flutter Entertainment PLC
(d)
546 127
Liberty Media Corp-Liberty Live - A Shares
(d)
324 28
Liberty Media Corp-Liberty Live - C Shares
(d)
929 84
Madison Square Garden Sports Corp
(d)
265 57
Penn Entertainment Inc
(d)
2,429 40
TKO Group Holdings Inc 712 134
Vail Resorts Inc 132 20
$ 595
Environmental Control - 0 .79%
Clean Harbors Inc
(d)
911 192
Pentair PLC 2,898 308
Republic Services Inc 3,657 762
Tetra Tech Inc 4,080 130
Veralto Corp 109,394 10,795
Waste Management Inc 52,228 10,434
$ 22,621
Food - 0 .57%
Albertsons Cos Inc 7,267 128
Campbell's Company/The 3,539 107
Conagra Brands Inc 9,027 155
Flowers Foods Inc 3,056 36
General Mills Inc 9,805 457
Hershey Co/The 62,777 10,649
Hormel Foods Corp 5,219 113
Ingredion Inc 1,152 133
J M Smucker Co/The 1,824 189
Kellanova 4,955 412
Kraft Heinz Co/The 15,309 379
Kroger Co/The 10,864 691
Lamb Weston Holdings Inc 2,589 160
McCormick & Co Inc/MD 4,513 290
Mondelez International Inc 23,401 1,345
Performance Food Group Co
(d)
2,363 229
Pilgrim's Pride Corp 678 26
Post Holdings Inc
(d)
898 93
Seaboard Corp 4 13
Smithfield Foods Inc 695 15
Sysco Corp 4,010 298
Tyson Foods Inc 4,987 256
US Foods Holding Corp
(d)
4,108 298
$ 16,472
Forest Products & Paper - 0 .01%
International Paper Co 9,382 363
Gas - 0 .04%
Atmos Energy Corp 2,855 490
MDU Resources Group Inc 3,318 64
National Fuel Gas Co 1,618 128
NiSource Inc 8,419 354
UGI Corp 3,880 130
$ 1,166
Hand & Machine Tools - 0 .03%
Lincoln Electric Holdings Inc 976 229
MSA Safety Inc 685 108
Snap-on Inc 921 309
Stanley Black & Decker Inc 2,739 185
$ 831
Healthcare - Products - 3 .42%
Abbott Laboratories 140,754 17,400
Agilent Technologies Inc 5,143 753
Align Technology Inc
(d)
1,279 176
Avantor Inc
(d)
1,698,870 20,081
Baxter International Inc 9,164 169
Bio-Techne Corp 2,831 177
Boston Scientific Corp
(d)
22,066 2,223
Bruker Corp 2,100 82
Caris Life Sciences Inc
(d)
184 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Cooper Cos Inc/The
(d)
3,540 $ 248
Danaher Corp 11,521 2,481
DENTSPLY SIRONA Inc 3,260 41
Edwards Lifesciences Corp
(d)
10,308 850
Envista Holdings Corp
(d)
2,747 56
Exact Sciences Corp
(d)
3,119 202
GE HealthCare Technologies Inc 8,186 614
Globus Medical Inc
(d)
2,052 124
Hologic Inc
(d)
3,969 293
Medtronic PLC 358,901 32,552
QIAGEN NV 3,790 178
Repligen Corp
(d)
901 134
ResMed Inc 2,010 496
Revvity Inc 2,120 198
Solventum Corp
(d)
2,664 184
STERIS PLC 1,771 417
Stryker Corp 4,612 1,643
Teleflex Inc 797 99
Thermo Fisher Scientific Inc 26,998 15,318
Waters Corp
(d)
510 178
West Pharmaceutical Services Inc 1,290 364
Zimmer Biomet Holdings Inc 3,522 354
$ 98,091
Healthcare - Services - 1 .86%
Acadia Healthcare Co Inc
(d)
1,490 32
Centene Corp
(d)
8,885 314
Charles River Laboratories International Inc
(d)
880 158
Chemed Corp 250 108
Cigna Group/The 4,340 1,061
Elevance Health Inc 47,577 15,091
Encompass Health Corp 1,751 199
HCA Healthcare Inc 2,415 1,110
Humana Inc 2,177 606
IQVIA Holdings Inc
(d)
3,051 660
Labcorp Holdings Inc 1,507 383
Molina Healthcare Inc
(d)
491 75
Quest Diagnostics Inc 2,010 354
Sotera Health Co
(d)
2,576 43
Tenet Healthcare Corp
(d)
1,573 325
UnitedHealth Group Inc 95,550 32,636
Universal Health Services Inc 949 206
$ 53,361
Home Builders - 1 .41%
DR Horton Inc 4,808 717
Lennar Corp - A Shares 310,622 38,445
Lennar Corp - B Shares 195 23
NVR Inc
(d)
51 368
PulteGroup Inc 3,551 426
Thor Industries Inc 919 96
Toll Brothers Inc 1,738 234
$ 40,309
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,228 81
SharkNinja Inc
(d)
1,257 108
Whirlpool Corp
(e)
1,089 78
$ 267
Housewares - 0 .00%
Newell Brands Inc 6,830 23
Scotts Miracle-Gro Co/The 715 38
$ 61
Insurance - 6 .10%
Aflac Inc 8,797 943
Allstate Corp/The 4,762 912
American Financial Group Inc/OH 1,193 157
American International Group Inc 391,278 30,895
Aon PLC 303 103
Arch Capital Group Ltd 6,520 563
Arthur J Gallagher & Co 49,452 12,338
Assurant Inc 912 193

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Assured Guaranty Ltd 930 $ 75
Axis Capital Holdings Ltd 1,448 136
Berkshire Hathaway Inc - Class B
(d)
153,878 73,483
Brighthouse Financial Inc
(d)
936 53
Brown & Brown Inc 4,504 359
Chubb Ltd 6,720 1,861
Cincinnati Financial Corp 2,779 430
CNA Financial Corp 427 19
Corebridge Financial Inc 5,181 169
Everest Group Ltd 43,203 13,588
Fidelity National Financial Inc 4,632 256
First American Financial Corp 1,781 111
Globe Life Inc 1,494 197
Hanover Insurance Group Inc/The 663 113
Hartford Insurance Group Inc/The 5,065 629
Kemper Corp 1,001 45
Lincoln National Corp 3,251 137
Loews Corp 3,032 302
Markel Group Inc
(d)
179 353
Marsh & McLennan Cos Inc 7,855 1,399
MetLife Inc 10,076 804
MGIC Investment Corp 4,255 117
Old Republic International Corp 4,123 163
Primerica Inc 595 155
Progressive Corp/The 73,705 15,183
Prudential Financial Inc 6,337 659
Reinsurance Group of America Inc 1,190 217
RenaissanceRe Holdings Ltd 819 208
RLI Corp 1,397 82
Travelers Cos Inc/The 4,082 1,097
Unum Group 3,069 225
W R Berkley Corp 5,241 374
White Mountains Insurance Group Ltd 50 95
Willis Towers Watson PLC 50,651 15,859
$ 175,057
Internet - 4 .84%
Alphabet Inc - A Shares 267,085 75,102
Alphabet Inc - C Shares 30,308 8,541
Amazon.com Inc
(d)
136,091 33,237
Booking Holdings Inc 37 188
CDW Corp/DE 2,202 351
eBay Inc 8,241 670
Etsy Inc
(d)
685 43
F5 Inc
(d)
1,036 262
Gen Digital Inc 8,761 231
IAC Inc
(d)
1,101 36
Lyft Inc
(d)
6,030 123
Maplebear Inc
(d)
3,146 116
Match Group Inc 4,692 152
Meta Platforms Inc 26,241 17,013
Pinterest Inc
(d)
5,301 175
Robinhood Markets Inc
(d)
11,576 1,699
Roku Inc
(d)
1,978 210
Trump Media & Technology Group Corp
(d),(e)
1,201 18
VeriSign Inc 1,506 361
Wayfair Inc
(d)
1,489 154
Zillow Group Inc - A Shares
(d)
1,014 73
Zillow Group Inc - C Shares
(d)
2,898 217
$ 138,972
Iron & Steel - 0 .06%
Carpenter Technology Corp 711 225
Cleveland-Cliffs Inc
(d)
8,871 110
Nucor Corp 4,146 622
Reliance Inc 950 268
Steel Dynamics Inc 2,290 359
$ 1,584
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 2 .39%
Amer Sports Inc
(d)
2,692 $ 84
Brunswick Corp/DE 1,330 88
Carnival Corp
(d)
2,367,175 68,245
Harley-Davidson Inc 1,792 48
Norwegian Cruise Line Holdings Ltd
(d)
876 20
YETI Holdings Inc
(d)
1,351 46
$ 68,531
Lodging - 1 .47%
Boyd Gaming Corp 1,146 89
Choice Hotels International Inc 309 29
Hyatt Hotels Corp 743 102
Marriott International Inc/MD 954 249
MGM Resorts International
(d)
3,697 118
Travel + Leisure Co 676 42
Wyndham Hotels & Resorts Inc 161 12
Wynn Resorts Ltd 350,138 41,663
$ 42,304
Machinery - Construction & Mining - 1 .04%
BWX Technologies Inc 1,327 284
Caterpillar Inc 7,324 4,228
Oshkosh Corp 1,154 142
Vertiv Holdings Co 130,344 25,138
$ 29,792
Machinery - Diversified - 0 .67%
AGCO Corp 1,141 118
Applied Industrial Technologies Inc 685 176
CNH Industrial NV 16,652 175
Cognex Corp 3,227 134
Crane Co 885 168
Deere & Co 28,550 13,180
Dover Corp 2,444 443
Esab Corp 1,048 122
Flowserve Corp 2,487 170
Gates Industrial Corp PLC
(d)
4,625 102
Graco Inc 2,945 241
IDEX Corp 1,362 233
Ingersoll Rand Inc 7,217 551
Middleby Corp/The
(d)
962 119
Nordson Corp 970 225
Otis Worldwide Corp 7,067 655
Regal Rexnord Corp 1,149 162
Rockwell Automation Inc 1,875 691
Toro Co/The 1,901 142
Westinghouse Air Brake Technologies Corp 3,060 626
Xylem Inc/NY 4,391 662
$ 19,095
Media - 0 .30%
Charter Communications Inc
(d)
1,590 372
Comcast Corp - Class A 66,162 1,842
FactSet Research Systems Inc 637 170
Fox Corp - A Shares 3,838 248
Fox Corp - B Shares 2,817 165
Liberty Broadband Corp - A Shares
(d)
266 14
Liberty Broadband Corp - C Shares
(d)
1,618 87
Liberty Global Ltd - A Shares
(d)
2,740 30
Liberty Global Ltd - C Shares
(d)
2,272 25
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
258 23
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
2,559 255
New York Times Co/The 3,030 173
News Corp - A Shares 6,765 179
News Corp - B Shares 2,557 78
Nexstar Media Group Inc 478 94
Sirius XM Holdings Inc 3,853 84
Walt Disney Co/The 32,680 3,680
Warner Bros Discovery Inc
(d)
42,075 945
$ 8,464

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .22%
Advanced Drainage Systems Inc 40,493 $ 5,671
Mueller Industries Inc 1,909 202
RBC Bearings Inc
(d)
442 189
Timken Co/The 1,128 89
Valmont Industries Inc 358 148
$ 6,299
Mining - 0 .14%
Alcoa Corp 4,667 172
Anglogold Ashanti Plc 7,914 538
Freeport-McMoRan Inc 25,680 1,071
MP Materials Corp
(d)
2,356 149
Newmont Corp 19,847 1,607
Royal Gold Inc 1,449 253
Southern Copper Corp 1,472 204
$ 3,994
Miscellaneous Manufacturers - 1 .59%
3M Co 8,091 1,347
A O Smith Corp 2,192 145
Donaldson Co Inc 2,098 177
Entegris Inc 441,191 40,400
Illinois Tool Works Inc 3,558 868
ITT Inc 1,410 261
Parker-Hannifin Corp 2,321 1,794
Teledyne Technologies Inc
(d)
838 441
Textron Inc 3,194 258
$ 45,691
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
914 246
Oil & Gas - 5 .98%
Antero Resources Corp
(d)
5,489 170
APA Corp 6,399 145
Chevron Corp 242,515 38,249
Chord Energy Corp 1,055 96
Civitas Resources Inc 1,511 43
ConocoPhillips 22,865 2,032
Coterra Energy Inc 13,521 320
Devon Energy Corp 11,137 362
Diamondback Energy Inc 3,441 493
EOG Resources Inc 9,878 1,045
EQT Corp 11,224 601
Expand Energy Corp 3,912 404
Exxon Mobil Corp 605,304 69,223
HF Sinclair Corp 2,595 134
Marathon Petroleum Corp 5,565 1,085
Matador Resources Co 2,107 83
Occidental Petroleum Corp 12,739 525
Ovintiv Inc 4,627 173
Permian Resources Corp 1,367,733 17,178
Phillips 66 278,371 37,897
Range Resources Corp 4,468 159
Valero Energy Corp 5,636 956
Viper Energy Inc 3,079 116
Weatherford International PLC 1,284 95
$ 171,584
Oil & Gas Services - 0 .76%
Baker Hughes Co 17,791 861
Halliburton Co 735,286 19,736
NOV Inc 6,742 98
SLB Ltd 24,953 900
TechnipFMC PLC 7,424 307
$ 21,902
Packaging & Containers - 0 .44%
Amcor PLC 41,637 329
AptarGroup Inc 1,222 142
Ball Corp 5,036 237
Crown Holdings Inc 2,040 198
Graphic Packaging Holding Co 5,330 85
Packaging Corp of America 55,748 10,913
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp 2,825 $ 95
Silgan Holdings Inc 1,793 69
Smurfit WestRock PLC 9,325 344
Sonoco Products Co 1,998 81
$ 12,493
Pharmaceuticals - 4 .37%
Becton Dickinson & Co 5,164 923
BellRing Brands Inc
(d)
2,550 77
Bristol-Myers Squibb Co 29,558 1,362
Cardinal Health Inc 2,120 404
CVS Health Corp 22,621 1,768
Elanco Animal Health Inc
(d)
8,855 196
Henry Schein Inc
(d)
2,060 130
Jazz Pharmaceuticals PLC
(d)
1,051 145
Johnson & Johnson 101,749 19,217
McKesson Corp 14,565 11,818
Merck & Co Inc 638,048 54,859
Neurocrine Biosciences Inc
(d)
231 33
Organon & Co 4,251 29
Pfizer Inc 102,626 2,530
Sanofi SA ADR 620,329 31,376
Viatris Inc 21,166 219
Zoetis Inc 1,626 234
$ 125,320
Pipelines - 0 .13%
Antero Midstream Corp 6,094 105
Cheniere Energy Inc 2,187 464
DT Midstream Inc 1,784 195
Kinder Morgan Inc 34,926 915
ONEOK Inc 11,195 750
Williams Cos Inc/The 20,698 1,198
$ 3,627
Private Equity - 0 .42%
Carlyle Group Inc/The 4,657 248
KKR & Co Inc 100,473 11,889
$ 12,137
Real Estate - 0 .05%
CBRE Group Inc
(d)
4,777 728
CoStar Group Inc
(d)
6,538 450
Howard Hughes Holdings Inc
(d)
508 40
Jones Lang LaSalle Inc
(d)
619 189
$ 1,407
REITs - 4 .21%
AGNC Investment Corp 18,798 188
Agree Realty Corp 151,515 11,062
Alexandria Real Estate Equities Inc 3,043 177
American Homes 4 Rent 6,099 193
Americold Realty Trust Inc 4,665 60
Annaly Capital Management Inc 11,603 246
AvalonBay Communities Inc 2,565 446
Brixmor Property Group Inc 5,839 153
BXP Inc 2,808 200
Camden Property Trust 1,910 190
Cousins Properties Inc 3,387 88
Crown Castle Inc 7,763 700
CubeSmart 4,282 161
Digital Realty Trust Inc 6,089 1,038
EastGroup Properties Inc 991 173
EPR Properties 1,514 74
Equinix Inc 1,762 1,491
Equity LifeStyle Properties Inc 3,468 212
Equity Residential 6,769 402
Essex Property Trust Inc 1,148 289
Extra Space Storage Inc 3,803 508
Federal Realty Investment Trust 1,535 148
First Industrial Realty Trust Inc 2,338 129
Gaming and Leisure Properties Inc 4,901 219
Healthcare Realty Trust Inc 5,981 106
Healthpeak Properties Inc 12,418 223

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Highwoods Properties Inc 1,735 $ 50
Host Hotels & Resorts Inc 12,276 197
Invitation Homes Inc 10,956 308
Iron Mountain Inc 5,234 539
Kilroy Realty Corp 2,116 89
Kimco Realty Corp 11,970 247
Lineage Inc 1,157 46
Medical Properties Trust Inc 8,176 42
Mid-America Apartment Communities Inc 2,053 263
Millrose Properties Inc 2,431 78
National Storage Affiliates Trust 1,153 34
NNN REIT Inc 3,595 145
Omega Healthcare Investors Inc 5,128 216
Park Hotels & Resorts Inc 3,215 33
Prologis Inc 264,079 32,769
Public Storage 100,547 28,008
Rayonier Inc 3,142 69
Realty Income Corp 16,336 947
Regency Centers Corp 3,204 221
Rexford Industrial Realty Inc 4,235 175
Rithm Capital Corp 9,649 106
SBA Communications Corp 1,936 371
Simon Property Group Inc 4,550 800
STAG Industrial Inc 3,407 130
Starwood Property Trust Inc 6,599 120
Sun Communities Inc 1,843 233
UDR Inc 5,573 188
Ventas Inc 8,179 604
VICI Properties Inc 1,068,379 32,040
Vornado Realty Trust 3,366 128
Welltower Inc 12,085 2,188
Weyerhaeuser Co 12,987 299
WP Carey Inc 3,855 254
$ 120,813
Retail - 2 .23%
AutoNation Inc
(d)
511 102
AutoZone Inc
(d)
254 933
Bath & Body Works Inc 3,886 95
Best Buy Co Inc 3,435 282
BJ's Wholesale Club Holdings Inc
(d)
1,963 173
CarMax Inc
(d)
2,703 113
Casey's General Stores Inc 559 287
Darden Restaurants Inc 120 22
Dick's Sporting Goods Inc 1,131 250
Dillard's Inc 51 31
Dollar General Corp 3,910 386
Dollar Tree Inc
(d)
3,613 358
Domino's Pizza Inc 400 159
Ferguson Enterprises Inc 3,290 818
Five Below Inc
(d)
971 153
Floor & Decor Holdings Inc
(d)
1,309 82
Freshpet Inc
(d)
565 28
GameStop Corp
(d)
7,769 173
Gap Inc/The 4,151 95
Genuine Parts Co 2,501 318
Home Depot Inc/The 32,910 12,493
Lithia Motors Inc 410 129
Lowe's Cos Inc 10,111 2,408
Lululemon Athletica Inc
(d)
805 137
Macy's Inc 4,874 95
McDonald's Corp 48,738 14,545
MSC Industrial Direct Co Inc 892 76
Ollie's Bargain Outlet Holdings Inc
(d)
1,105 133
O'Reilly Automotive Inc
(d)
112,902 10,662
Penske Automotive Group Inc 301 48
QXO Inc
(d)
11,032 195
Restaurant Brands International Inc 2,116 139
RH
(d)
209 36
Ross Stores Inc 4,654 740
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Starbucks Corp 17,826 $ 1,442
Target Corp 8,134 754
TJX Cos Inc/The 10,099 1,415
Ulta Beauty Inc
(d)
604 314
Walmart Inc 123,320 12,477
Wendy's Co/The 1,877 16
Williams-Sonoma Inc 1,816 353
Yum! Brands Inc 3,340 462
$ 63,927
Savings & Loans - 0 .00%
TFS Financial Corp 1,067 14
Semiconductors - 4 .16%
Advanced Micro Devices Inc
(d)
12,032 3,082
Allegro MicroSystems Inc
(d)
2,005 60
Amkor Technology Inc 1,870 60
Analog Devices Inc 8,959 2,097
Applied Materials Inc 10,340 2,410
Cirrus Logic Inc
(d)
941 125
GLOBALFOUNDRIES Inc
(d)
1,682 60
Intel Corp
(d)
78,942 3,157
IPG Photonics Corp
(d)
410 35
Lattice Semiconductor Corp
(d)
333 24
MACOM Technology Solutions Holdings Inc
(d)
877 130
Marvell Technology Inc 14,523 1,361
Microchip Technology Inc 672,835 41,999
Micron Technology Inc 20,135 4,506
MKS Inc 1,230 177
ON Semiconductor Corp
(d)
7,538 377
Onto Innovation Inc
(d)
682 92
Qorvo Inc
(d)
1,530 145
QUALCOMM Inc 260,723 47,165
Skyworks Solutions Inc 2,714 211
Teradyne Inc 2,848 518
Texas Instruments Inc 71,812 11,595
$ 119,386
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 700 225
Software - 4 .36%
Akamai Technologies Inc
(d)
2,541 191
BILL Holdings Inc
(d)
1,680 83
Broadridge Financial Solutions Inc 176 39
CCC Intelligent Solutions Holdings Inc
(d)
9,884 86
Concentrix Corp 733 30
Dayforce Inc
(d)
2,609 179
Docusign Inc
(d)
804 59
DoubleVerify Holdings Inc
(d)
1,148 13
Dropbox Inc - A Shares
(d)
2,769 80
Electronic Arts Inc 98,110 19,628
Fair Isaac Corp
(d)
76 126
Fidelity National Information Services Inc 577,725 36,119
Fiserv Inc
(d)
7,072 472
Informatica Inc
(d)
1,735 43
Jack Henry & Associates Inc 1,308 195
Microsoft Corp 21,811 11,294
MongoDB Inc
(d)
1,286 463
MSCI Inc 689 406
nCino Inc
(d)
1,501 40
Nutanix Inc
(d)
3,471 247
Oracle Corp 132,254 34,731
Paychex Inc 4,001 468
Paycom Software Inc 472 88
Pegasystems Inc 952 61
PTC Inc
(d)
1,901 377
Roper Technologies Inc 1,936 864
Salesforce Inc 57,534 14,982
SentinelOne Inc
(d)
1,329 24
SS&C Technologies Holdings Inc 3,762 320
Strategy Inc
(d)
4,500 1,213
Synopsys Inc
(d)
885 402

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
(d)
2,171 $ 557
Teradata Corp
(d)
1,204 25
Twilio Inc
(d)
2,070 279
Tyler Technologies Inc
(d)
122 58
UiPath Inc
(d)
7,258 115
Unity Software Inc
(d)
5,389 204
Veeva Systems Inc
(d)
543 158
Zoom Communications Inc
(d)
4,682 408
ZoomInfo Technologies Inc
(d)
4,816 54
$ 125,181
Telecommunications - 0 .91%
AST SpaceMobile Inc
(d),(e)
266 21
AT&T Inc 126,432 3,129
Ciena Corp
(d)
2,543 483
Cisco Systems Inc 71,755 5,246
Corning Inc 14,000 1,247
Frontier Communications Parent Inc
(d)
4,402 166
GCI Liberty Inc - Class A
(d)
53 2
GCI Liberty Inc - Class C
(d)
359 13
Iridium Communications Inc 1,405 27
Millicom International Cellular SA 1,853 87
Motorola Solutions Inc 1,727 703
T-Mobile US Inc 57,232 12,022
Verizon Communications Inc 76,239 3,030
$ 26,176
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,334 178
Mattel Inc
(d)
5,854 108
$ 286
Transportation - 1 .72%
CH Robinson Worldwide Inc 2,118 326
CSX Corp 342,248 12,328
Expeditors International of Washington Inc 2,423 295
FedEx Corp 3,875 984
JB Hunt Transport Services Inc 174,054 29,391
Kirby Corp
(d)
1,007 104
Knight-Swift Transportation Holdings Inc 2,875 130
Landstar System Inc 704 90
Norfolk Southern Corp 4,077 1,155
Old Dominion Freight Line Inc 3,173 446
Ryder System Inc 716 121
Saia Inc
(d)
481 141
Schneider National Inc 1,020 22
Union Pacific Corp 9,947 2,192
United Parcel Service Inc 13,256 1,278
XPO Inc
(d)
1,643 236
$ 49,239
Water - 0 .02%
American Water Works Co Inc 3,516 451
Essential Utilities Inc 4,910 192
$ 643
TOTAL COMMON STOCKS $ 2,686,580
Total Investments $ 2,869,174
Other Assets and Liabilities -  (0.02)% (455)
TOTAL NET ASSETS - 100.00% $ 2,868,719
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $529 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $530 or 0.02% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 90,344 $ 1,563,078 $ 1,607,241 $ 46,181
$ 90,344 $ 1,563,078 $ 1,607,241 $ 46,181
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 4,074 $ — $ — $ —
$ 4,074 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Value Fund III
October 31, 2025
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2025 Long 63 $ 21,653 $ 342
Total $ 342
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0.41% Shares Held Value (000's)
Money Market Funds - 0.41%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
6,640,161 $ 6,640
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
122,580,828 122,581
$ 129,221
TOTAL INVESTMENT COMPANIES $ 129,221
COMMON STOCKS - 100.12% Shares Held Value (000's)
Aerospace & Defense - 10.61%
HEICO Corp - Class A 6,810,676 $ 1,687,208
TransDigm Group Inc 1,267,303 1,658,278
$ 3,345,486
Building Materials - 7.98%
Eagle Materials Inc 221,723 47,076
Martin Marietta Materials Inc 1,614,055 989,577
Vulcan Materials Co 5,113,958 1,480,491
$ 2,517,144
Chemicals - 1.65%
Air Products and Chemicals Inc 914,922 221,951
Perimeter Solutions Inc
(c),(d)
8,127,842 191,086
Sherwin-Williams Co/The 314,773 108,578
$ 521,615
Commercial Services - 1.79%
Ashtead Group PLC ADR 495,434 133,762
Moody's Corp 197,356 94,790
Toast Inc
(d)
4,502,683 162,727
Verisk Analytics Inc 790,884 173,014
$ 564,293
Distribution & Wholesale - 4.54%
Copart Inc
(d)
25,407,599 1,092,781
Fastenal Co 8,236,193 338,919
$ 1,431,700
Diversified Financial Services - 4.04%
Ares Management Corp 2,890,723 429,879
Brookfield Asset Management Ltd 4,955,411 267,890
Brookfield Wealth Solutions Ltd
(d),(e)
236,577 10,899
LPL Financial Holdings Inc 1,495,320 564,199
$ 1,272,867
Electric - 4.25%
Brookfield Infrastructure Partners LP 27,842,693 951,385
Brookfield Renewable Corp
(e)
2,564,888 110,957
Brookfield Renewable Partners LP 9,033,020 275,868
$ 1,338,210
Electrical Components & Equipment - 0.86%
AMETEK Inc 1,348,468 272,539
Electronics - 1.04%
Mettler-Toledo International Inc
(d)
231,908 328,449
Entertainment - 3.97%
Liberty Media Corp-Liberty Live - A Shares
(d)
333,937 29,300
Liberty Media Corp-Liberty Live - C Shares
(d)
1,369,397 123,807
Live Nation Entertainment Inc
(d)
7,343,020 1,098,002
$ 1,251,109
Environmental Control - 0.93%
Veralto Corp 610,380 60,232
Waste Connections Inc 1,388,784 232,872
$ 293,104
Healthcare - Products - 2.08%
IDEXX Laboratories Inc
(d)
712,153 448,307
Waters Corp
(d)
597,167 208,770
$ 657,077
Home Builders - 1.99%
Lennar Corp - A Shares 2,227,965 275,755
Lennar Corp - B Shares 38,980 4,602
NVR Inc
(d)
48,141 347,136
$ 627,493
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 8.67%
Arch Capital Group Ltd 3,418,266 $ 295,030
Arthur J Gallagher & Co 1,634,070 407,684
Brown & Brown Inc 11,477,741 915,235
Markel Group Inc
(d)
408,046 805,699
Ryan Specialty Holdings Inc 3,169,556 173,692
W R Berkley Corp 1,913,661 136,521
$ 2,733,861
Internet - 0.33%
Wix.com Ltd
(d)
712,943 103,762
Lodging - 5.82%
Hilton Worldwide Holdings Inc 5,765,506 1,481,504
Hyatt Hotels Corp 2,573,164 353,579
$ 1,835,083
Machinery - Diversified - 0.40%
Graco Inc 1,537,888 125,753
Media - 2.12%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
809,584 73,656
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,958,613 594,968
$ 668,624
Miscellaneous Manufacturers - 1.15%
Entegris Inc 3,953,755 362,045
Private Equity - 8.98%
Brookfield Corp 35,975,574 1,656,675
KKR & Co Inc 9,910,176 1,172,671
$ 2,829,346
Real Estate - 5.79%
CBRE Group Inc
(d)
7,068,788 1,077,495
CoStar Group Inc
(d)
10,866,019 747,691
Seaport Entertainment Group Inc
(d),(e)
16,961 408
$ 1,825,594
REITs - 0.11%
Millrose Properties Inc 1,029,167 33,150
Retail - 7.41%
Domino's Pizza Inc 1,206,664 480,807
Floor & Decor Holdings Inc
(d)
4,613,974 288,281
O'Reilly Automotive Inc
(d)
14,339,454 1,354,218
Ross Stores Inc 1,346,819 214,037
$ 2,337,343
Software - 13.61%
Appfolio Inc
(d)
896,161 228,010
CCC Intelligent Solutions Holdings Inc
(d)
28,596,681 249,363
Constellation Software Inc/Canada 194,773 513,811
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
283,299 470,143
Jack Henry & Associates Inc 193,416 28,808
Lumine Group Inc
(d)
365,748 8,712
MSCI Inc 1,136,959 669,157
Procore Technologies Inc
(d)
2,503,371 184,799
Roper Technologies Inc 1,285,371 573,468
Synopsys Inc
(d)
118,389 53,727
Topicus.com Inc
(d)
719,849 71,193
Tyler Technologies Inc
(d)
1,045,327 497,848
Veeva Systems Inc
(d)
2,543,519 740,673
$ 4,289,712
TOTAL COMMON STOCKS $ 31,565,359
Total Investments $ 31,694,580
Other Assets and Liabilities -  (0.53)% (168,277)
TOTAL NET ASSETS - 100.00% $ 31,526,303

Schedule of Investments
MidCap Fund
October 31, 2025
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $113,740 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $112,754 or 0.36% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases
(*)
Sales
(*)
October 31, 2025
Value Cost Proceeds Value
Perimeter Solutions Inc $ — $ 86,842 $ — $ 191,086
Perimeter Solutions SA 105,909 8,651 93,853 —
Principal Government Money Market Fund - Class R-6 3.93% 28,530 4,011,289 3,917,238 122,581
$ 134,439 $ 4,106,782 $ 4,011,091 $ 313,667
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions Inc $ — $ — $ — $ 104,244
Perimeter Solutions SA — — — (20,707)
Principal Government Money Market Fund - Class R-6 3.93% 1,144 — — —
$ 1,144 $ — $ — $ 83,537
Amounts in thousands.
(*) Perimeter Solutions SA converted to Perimeter Solutions Inc effective 11/21/2024.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3 .24 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .07%
iShares Core S&P Mid-Cap ETF 13,400 $ 870
Money Market Funds - 3 .17%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
188,795 189
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
38,183,794 38,184
$ 38,373
TOTAL INVESTMENT COMPANIES $ 39,243
COMMON STOCKS - 96 .82 % Shares Held Value (000's)
Aerospace & Defense - 2 .14%
AeroVironment Inc
(d)
11,977 $ 4,430
ATI Inc
(d)
51,884 5,135
Curtiss-Wright Corp 14,184 8,450
Hexcel Corp 29,951 2,138
Kratos Defense & Security Solutions Inc
(d)
63,539 5,757
$ 25,910
Agriculture - 0 .16%
Darling Ingredients Inc
(d)
59,546 1,908
Airlines - 0 .42%
Alaska Air Group Inc
(d)
43,406 1,812
American Airlines Group Inc
(d)
248,380 3,261
$ 5,073
Apparel - 0 .56%
Capri Holdings Ltd
(d)
44,814 930
Columbia Sportswear Co 9,690 481
Crocs Inc
(d)
20,560 1,679
PVH Corp 18,096 1,417
Under Armour Inc - Class A
(d)
71,083 328
Under Armour Inc - Class C
(d)
45,648 203
VF Corp 123,514 1,734
$ 6,772
Automobile Parts & Equipment - 0 .74%
Autoliv Inc 26,598 3,107
Gentex Corp 82,623 1,937
Goodyear Tire & Rubber Co/The
(d)
107,677 742
Lear Corp 20,028 2,096
Visteon Corp 10,268 1,100
$ 8,982
Banks - 6 .08%
Associated Banc-Corp 61,500 1,523
Bank OZK 39,849 1,793
Cadence Bank 70,131 2,647
Columbia Banking System Inc 112,571 3,017
Comerica Inc 48,382 3,701
Commerce Bancshares Inc/MO 46,713 2,458
Cullen/Frost Bankers Inc 24,214 2,982
East West Bancorp Inc 51,881 5,271
First Financial Bankshares Inc 49,019 1,514
First Horizon Corp 191,132 4,083
Flagstar Bank NA 112,633 1,286
FNB Corp/PA 135,193 2,125
Glacier Bancorp Inc 48,314 1,974
Hancock Whitney Corp 31,904 1,822
Home BancShares Inc/AR 68,995 1,843
International Bancshares Corp 20,354 1,351
Old National Bancorp/IN 131,279 2,682
Pinnacle Financial Partners Inc 28,948 2,467
Prosperity Bancshares Inc 35,761 2,354
SOUTHSTATE BANK CORP 38,097 3,377
Synovus Financial Corp 52,251 2,332
Texas Capital Bancshares Inc
(d)
17,224 1,444
UMB Financial Corp 26,867 2,872
United Bankshares Inc/WV 53,194 1,904
Valley National Bancorp 181,197 1,970
Webster Financial Corp 62,559 3,568
Western Alliance Bancorp 38,969 3,014
Wintrust Financial Corp 25,203 3,277
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Zions Bancorp NA 55,571 $ 2,896
$ 73,547
Beverages - 0 .59%
Boston Beer Co Inc/The
(d)
2,977 616
Celsius Holdings Inc
(d)
60,200 3,626
Coca-Cola Consolidated Inc 22,559 2,941
$ 7,183
Biotechnology - 2 .78%
BioMarin Pharmaceutical Inc
(d)
72,280 3,872
Bio-Rad Laboratories Inc
(d)
6,871 2,196
Cytokinetics Inc
(d)
45,043 2,864
Exelixis Inc
(d)
101,336 3,919
Halozyme Therapeutics Inc
(d)
44,030 2,870
Illumina Inc
(d)
57,858 7,148
Roivant Sciences Ltd
(d)
161,946 3,237
United Therapeutics Corp
(d)
17,026 7,584
$ 33,690
Building Materials - 2 .21%
AAON Inc 25,473 2,506
Carlisle Cos Inc 16,057 5,219
Eagle Materials Inc 12,216 2,594
Fortune Brands Innovations Inc 45,187 2,295
Knife River Corp
(d)
21,330 1,290
Louisiana-Pacific Corp 23,854 2,078
Owens Corning 31,480 4,008
Simpson Manufacturing Co Inc 15,667 2,765
Trex Co Inc
(d)
40,367 1,951
UFP Industries Inc 22,047 2,031
$ 26,737
Chemicals - 1 .23%
Ashland Inc 17,205 841
Avient Corp 34,459 1,105
Axalta Coating Systems Ltd
(d)
81,525 2,321
Cabot Corp 20,027 1,352
NewMarket Corp 2,935 2,254
Olin Corp 43,156 893
RPM International Inc 48,325 5,281
Westlake Corp 12,552 864
$ 14,911
Commercial Services - 3 .57%
API Group Corp
(d)
139,330 5,130
Aramark 98,946 3,748
Avis Budget Group Inc
(d),(e)
6,359 865
Brink's Co/The 15,682 1,743
Euronet Worldwide Inc
(d)
14,506 1,100
FTI Consulting Inc
(d)
11,951 1,972
Graham Holdings Co 1,279 1,295
Grand Canyon Education Inc
(d)
10,443 1,966
GXO Logistics Inc
(d)
43,091 2,422
H&R Block Inc 50,397 2,507
Insperity Inc 13,473 594
Morningstar Inc 9,210 1,955
Paylocity Holding Corp
(d)
16,817 2,376
Service Corp International/US 52,792 4,409
Shift4 Payments Inc
(d),(e)
25,331 1,750
TransUnion 73,327 5,953
Valvoline Inc
(d)
47,850 1,580
WEX Inc
(d)
12,898 1,882
$ 43,247
Computers - 3 .74%
ASGN Inc
(d)
16,487 738
CACI International Inc
(d)
8,280 4,655
Crane NXT Co 18,588 1,176
ExlService Holdings Inc
(d)
60,799 2,377
Genpact Ltd 61,009 2,327
KBR Inc 48,500 2,078
Kyndryl Holdings Inc
(d)
87,009 2,516
Lumentum Holdings Inc
(d)
26,276 5,296

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 21,212 $ 1,763
Okta Inc
(d)
62,926 5,760
Parsons Corp
(d)
20,099 1,671
Pure Storage Inc
(d)
116,879 11,536
Qualys Inc
(d)
13,588 1,675
Science Applications International Corp 17,645 1,654
$ 45,222
Cosmetics & Personal Care - 0 .36%
Coty Inc
(d)
137,911 548
elf Beauty Inc
(d)
22,327 2,727
Perrigo Co PLC 51,791 1,074
$ 4,349
Distribution & Wholesale - 1 .67%
Core & Main Inc
(d)
71,392 3,725
RB Global Inc 69,866 6,932
Watsco Inc 13,139 4,836
WESCO International Inc 18,318 4,754
$ 20,247
Diversified Financial Services - 2 .91%
Affiliated Managers Group Inc 10,695 2,545
Ally Financial Inc 105,439 4,109
Evercore Inc - Class A 14,529 4,280
Federated Hermes Inc 27,823 1,349
Hamilton Lane Inc 15,228 1,735
Houlihan Lokey Inc 20,465 3,665
Janus Henderson Group PLC 46,973 2,046
Jefferies Financial Group Inc 62,119 3,282
SEI Investments Co 35,368 2,851
SLM Corp 78,480 2,107
Stifel Financial Corp 38,462 4,555
Voya Financial Inc 36,295 2,702
$ 35,226
Electric - 1 .96%
ALLETE Inc 21,795 1,468
Black Hills Corp 27,423 1,740
IDACORP Inc 20,340 2,624
Northwestern Energy Group Inc 23,110 1,379
OGE Energy Corp 75,812 3,346
Ormat Technologies Inc 22,856 2,431
Portland General Electric Co 41,243 1,884
Talen Energy Corp
(d)
17,198 6,875
TXNM Energy Inc 35,699 2,028
$ 23,775
Electrical Components & Equipment - 1 .17%
Acuity Inc 11,423 4,170
Belden Inc 14,913 1,817
EnerSys 14,104 1,779
Littelfuse Inc 9,330 2,270
Novanta Inc
(d)
13,542 1,720
Universal Display Corp 16,641 2,451
$ 14,207
Electronics - 3 .43%
Arrow Electronics Inc
(d)
19,386 2,163
Avnet Inc 31,566 1,529
Coherent Corp
(d)
58,513 7,721
Flex Ltd
(d)
141,284 8,833
nVent Electric PLC 60,586 6,928
Sensata Technologies Holding PLC 54,823 1,745
TD SYNNEX Corp 28,868 4,518
Vontier Corp 55,223 2,126
Woodward Inc 22,574 5,917
$ 41,480
Energy - Alternate Sources - 0 .47%
NEXTracker Inc
(d)
55,697 5,638
Engineering & Construction - 2 .72%
AECOM 49,856 6,698
Comfort Systems USA Inc 13,252 12,796
Exponent Inc 19,011 1,346
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Fluor Corp
(d)
60,856 $ 2,968
MasTec Inc
(d)
23,079 4,712
TopBuild Corp
(d)
10,533 4,450
$ 32,970
Entertainment - 0 .77%
Churchill Downs Inc 25,078 2,488
Light & Wonder Inc
(d)
31,601 2,297
Marriott Vacations Worldwide Corp 10,421 688
Vail Resorts Inc 13,985 2,074
Warner Music Group Corp 54,917 1,755
$ 9,302
Environmental Control - 0 .59%
Clean Harbors Inc
(d)
18,979 3,995
Tetra Tech Inc 98,916 3,164
$ 7,159
Food - 2 .06%
Albertsons Cos Inc 151,736 2,684
Flowers Foods Inc 79,478 948
Ingredion Inc 24,160 2,788
Marzetti Company/The 7,678 1,204
Performance Food Group Co
(d)
58,919 5,700
Pilgrim's Pride Corp 16,094 613
Post Holdings Inc
(d)
17,992 1,870
Sprouts Farmers Market Inc
(d)
36,787 2,905
US Foods Holding Corp
(d)
84,763 6,156
$ 24,868
Gas - 1 .05%
National Fuel Gas Co 34,016 2,684
New Jersey Resources Corp 37,814 1,675
ONE Gas Inc 22,586 1,811
Southwest Gas Holdings Inc 24,113 1,917
Spire Inc 22,219 1,920
UGI Corp 80,904 2,705
$ 12,712
Hand & Machine Tools - 0 .58%
Lincoln Electric Holdings Inc 20,775 4,871
MSA Safety Inc 13,851 2,175
$ 7,046
Healthcare - Products - 1 .79%
Avantor Inc
(d)
256,627 3,033
Bruker Corp 41,691 1,623
DENTSPLY SIRONA Inc 75,092 947
Envista Holdings Corp
(d)
62,557 1,273
Globus Medical Inc
(d)
42,397 2,560
Haemonetics Corp
(d)
18,136 907
Lantheus Holdings Inc
(d)
25,595 1,477
LivaNova PLC
(d)
20,554 1,082
Masimo Corp
(d)
17,381 2,445
Penumbra Inc
(d)
14,682 3,338
Repligen Corp
(d)
19,905 2,967
$ 21,652
Healthcare - Services - 2 .19%
Chemed Corp 5,486 2,366
Encompass Health Corp 37,916 4,317
Ensign Group Inc/The 21,567 3,884
HealthEquity Inc
(d)
32,552 3,079
Medpace Holdings Inc
(d)
8,355 4,887
Sotera Health Co
(d)
66,291 1,100
Tenet Healthcare Corp
(d)
33,260 6,868
$ 26,501
Home Builders - 0 .90%
KB Home 25,617 1,599
Taylor Morrison Home Corp
(d)
37,208 2,205
Thor Industries Inc 20,027 2,090
Toll Brothers Inc 36,958 4,988
$ 10,882

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .77%
Dolby Laboratories Inc 23,032 $ 1,528
Somnigroup International Inc 79,007 6,268
Whirlpool Corp
(e)
21,040 1,507
$ 9,303
Housewares - 0 .07%
Scotts Miracle-Gro Co/The 16,734 896
Insurance - 4 .69%
American Financial Group Inc/OH 26,054 3,431
Brighthouse Financial Inc
(d)
21,513 1,228
CNO Financial Group Inc 36,488 1,460
Equitable Holdings Inc 112,755 5,570
Essent Group Ltd 37,092 2,247
Fidelity National Financial Inc 96,148 5,311
First American Financial Corp 38,322 2,395
Hanover Insurance Group Inc/The 13,466 2,301
Kemper Corp 23,617 1,063
Kinsale Capital Group Inc 8,334 3,329
MGIC Investment Corp 86,776 2,379
Old Republic International Corp 86,049 3,395
Primerica Inc 12,194 3,169
Reinsurance Group of America Inc 24,881 4,540
RenaissanceRe Holdings Ltd 17,719 4,502
RLI Corp 34,566 2,038
Ryan Specialty Holdings Inc 42,413 2,324
Selective Insurance Group Inc 22,906 1,726
Unum Group 58,983 4,331
$ 56,739
Internet - 0 .74%
Chewy Inc
(d)
83,905 2,829
Hims & Hers Health Inc
(d)
77,830 3,538
Maplebear Inc
(d)
69,415 2,559
$ 8,926
Iron & Steel - 1 .38%
Carpenter Technology Corp 18,766 5,928
Cleveland-Cliffs Inc
(d)
214,375 2,665
Commercial Metals Co 42,135 2,501
Reliance Inc 19,799 5,592
$ 16,686
Leisure Products & Services - 0 .67%
Brunswick Corp/DE 24,592 1,626
Harley-Davidson Inc 45,755 1,234
Planet Fitness Inc
(d)
31,589 2,865
Polaris Inc 20,104 1,329
YETI Holdings Inc
(d)
30,575 1,039
$ 8,093
Lodging - 0 .77%
Boyd Gaming Corp 22,336 1,739
Choice Hotels International Inc 7,780 723
Hilton Grand Vacations Inc
(d)
23,219 963
Hyatt Hotels Corp 15,937 2,190
Travel + Leisure Co 24,438 1,534
Wyndham Hotels & Resorts Inc 28,743 2,111
$ 9,260
Machinery - Construction & Mining - 0 .95%
BWX Technologies Inc 34,407 7,350
Oshkosh Corp 24,092 2,970
Terex Corp 24,694 1,136
$ 11,456
Machinery - Diversified - 3 .41%
AGCO Corp 23,313 2,405
Applied Industrial Technologies Inc 14,336 3,686
Chart Industries Inc
(d)
16,634 3,320
CNH Industrial NV 334,300 3,507
Cognex Corp 63,203 2,616
Crane Co 18,414 3,499
Esab Corp 21,478 2,509
Flowserve Corp 49,231 3,360
Graco Inc 62,373 5,100
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Middleby Corp/The
(d)
17,552 $ 2,180
Regal Rexnord Corp 24,985 3,520
Toro Co/The 37,148 2,776
Watts Water Technologies Inc 10,321 2,814
$ 41,292
Media - 0 .46%
New York Times Co/The 60,997 3,476
Nexstar Media Group Inc 10,728 2,100
$ 5,576
Metal Fabrication & Hardware - 1 .50%
Advanced Drainage Systems Inc 26,925 3,771
Mueller Industries Inc 41,672 4,412
RBC Bearings Inc
(d)
11,833 5,071
Timken Co/The 23,856 1,873
Valmont Industries Inc 7,431 3,072
$ 18,199
Mining - 1 .00%
Alcoa Corp 97,464 3,586
MP Materials Corp
(d),(e)
50,664 3,196
Royal Gold Inc 30,377 5,310
$ 12,092
Miscellaneous Manufacturers - 1 .68%
Donaldson Co Inc 43,862 3,695
Entegris Inc 57,067 5,226
Fabrinet
(d)
13,489 5,943
ITT Inc 29,363 5,434
$ 20,298
Oil & Gas - 2 .59%
Antero Resources Corp
(d)
110,477 3,415
Chord Energy Corp 21,554 1,955
Civitas Resources Inc 31,393 905
CNX Resources Corp
(d)
53,235 1,792
HF Sinclair Corp 59,861 3,089
Matador Resources Co 44,052 1,738
Murphy Oil Corp 50,506 1,429
Ovintiv Inc 96,756 3,629
PBF Energy Inc 30,923 1,057
Permian Resources Corp 263,217 3,306
Range Resources Corp 89,663 3,188
Valaris Ltd
(d)
24,929 1,399
Viper Energy Inc 63,511 2,385
Weatherford International PLC 27,041 1,993
$ 31,280
Oil & Gas Services - 0 .70%
NOV Inc 139,794 2,041
TechnipFMC PLC 154,720 6,398
$ 8,439
Packaging & Containers - 1 .01%
AptarGroup Inc 24,799 2,877
Crown Holdings Inc 43,307 4,209
Graphic Packaging Holding Co 111,517 1,783
Greif Inc - Class A 9,836 559
Silgan Holdings Inc 33,427 1,291
Sonoco Products Co 37,129 1,506
$ 12,225
Pharmaceuticals - 1 .29%
BellRing Brands Inc
(d)
47,422 1,429
Elanco Animal Health Inc
(d)
187,016 4,142
Jazz Pharmaceuticals PLC
(d)
22,834 3,143
Neurocrine Biosciences Inc
(d)
37,336 5,347
Option Care Health Inc
(d)
61,093 1,590
$ 15,651
Pipelines - 0 .53%
Antero Midstream Corp 126,086 2,175
DT Midstream Inc 38,243 4,187
$ 6,362
Private Equity - 0 .43%
Carlyle Group Inc/The 98,031 5,227

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .45%
Jones Lang LaSalle Inc
(d)
17,837 $ 5,442
REITs - 6 .49%
Agree Realty Corp 41,584 3,036
American Homes 4 Rent 122,655 3,876
Annaly Capital Management Inc 241,696 5,117
Brixmor Property Group Inc 115,225 3,014
COPT Defense Properties 42,419 1,195
Cousins Properties Inc 63,229 1,639
CubeSmart 85,840 3,234
EastGroup Properties Inc 20,048 3,499
EPR Properties 28,653 1,405
Equity LifeStyle Properties Inc 72,947 4,453
First Industrial Realty Trust Inc 49,842 2,755
Gaming and Leisure Properties Inc 106,531 4,758
Healthcare Realty Trust Inc 132,356 2,345
Independence Realty Trust Inc 87,868 1,400
Kilroy Realty Corp 40,965 1,731
Kite Realty Group Trust 82,762 1,832
Lamar Advertising Co 32,674 3,875
National Storage Affiliates Trust 26,577 773
NNN REIT Inc 71,064 2,875
Omega Healthcare Investors Inc 111,045 4,667
Park Hotels & Resorts Inc 75,254 774
PotlatchDeltic Corp 26,766 1,071
Rayonier Inc 53,387 1,178
Rexford Industrial Realty Inc 88,886 3,673
Sabra Health Care REIT Inc 90,265 1,608
STAG Industrial Inc 70,279 2,690
Starwood Property Trust Inc 129,910 2,362
Vornado Realty Trust 60,725 2,304
WP Carey Inc 82,436 5,441
$ 78,580
Retail - 5 .34%
Abercrombie & Fitch Co
(d)
17,934 1,301
AutoNation Inc
(d)
10,645 2,128
Bath & Body Works Inc 79,657 1,950
BJ's Wholesale Club Holdings Inc
(d)
49,708 4,387
Burlington Stores Inc
(d)
23,456 6,417
Casey's General Stores Inc 13,998 7,184
Cava Group Inc
(d)
37,536 2,017
Dick's Sporting Goods Inc 25,167 5,573
FirstCash Holdings Inc 14,694 2,329
Five Below Inc
(d)
20,726 3,260
Floor & Decor Holdings Inc
(d)
40,539 2,533
GameStop Corp
(d)
154,918 3,453
Gap Inc/The 85,663 1,957
Lithia Motors Inc 9,651 3,031
Macy's Inc 102,216 1,992
MSC Industrial Direct Co Inc 17,184 1,459
Murphy USA Inc 6,609 2,367
Ollie's Bargain Outlet Holdings Inc
(d)
23,091 2,790
Penske Automotive Group Inc 6,962 1,115
RH
(d)
5,781 997
Texas Roadhouse Inc 25,015 4,092
Wingstop Inc 10,512 2,277
$ 64,609
Semiconductors - 2 .26%
Allegro MicroSystems Inc
(d)
46,668 1,396
Amkor Technology Inc 42,795 1,381
Cirrus Logic Inc
(d)
19,323 2,563
IPG Photonics Corp
(d)
9,536 812
Lattice Semiconductor Corp
(d)
51,532 3,760
MACOM Technology Solutions Holdings Inc
(d)
24,106 3,571
MKS Inc 25,281 3,633
Onto Innovation Inc
(d)
18,447 2,490
Power Integrations Inc 21,116 885
Rambus Inc
(d)
40,502 4,165
Silicon Laboratories Inc
(d)
12,353 1,619
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Synaptics Inc
(d)
14,509 $ 1,029
$ 27,304
Software - 5 .07%
Appfolio Inc
(d)
8,610 2,191
Bentley Systems Inc 55,966 2,845
BILL Holdings Inc
(d)
34,516 1,714
Blackbaud Inc
(d)
14,003 897
Commvault Systems Inc
(d)
16,737 2,330
Concentrix Corp 16,845 679
Docusign Inc
(d)
76,064 5,563
Doximity Inc
(d)
51,344 3,389
Dropbox Inc - A Shares
(d)
69,671 2,020
Duolingo Inc
(d)
14,941 4,044
Dynatrace Inc
(d)
113,496 5,740
Guidewire Software Inc
(d)
31,695 7,405
Manhattan Associates Inc
(d)
22,764 4,145
Nutanix Inc
(d)
100,911 7,189
Pegasystems Inc 34,775 2,213
Twilio Inc
(d)
57,758 7,790
ZoomInfo Technologies Inc
(d)
105,548 1,184
$ 61,338
Telecommunications - 1 .51%
Ciena Corp
(d)
53,217 10,107
EchoStar Corp
(d)
50,622 3,790
Frontier Communications Parent Inc
(d)
94,224 3,558
Iridium Communications Inc 39,945 765
$ 18,220
Toys, Games & Hobbies - 0 .18%
Mattel Inc
(d)
121,286 2,229
Transportation - 1 .53%
Kirby Corp
(d)
21,005 2,173
Knight-Swift Transportation Holdings Inc 61,096 2,757
Landstar System Inc 13,045 1,675
Ryder System Inc 15,356 2,599
Saia Inc
(d)
10,028 2,933
XPO Inc
(d)
44,330 6,378
$ 18,515
Trucking & Leasing - 0 .17%
GATX Corp 13,401 2,102
Water - 0 .34%
Essential Utilities Inc 105,576 4,121
TOTAL COMMON STOCKS $ 1,171,656
Total Investments $ 1,210,899
Other Assets and Liabilities -  (0.06)% (762)
TOTAL NET ASSETS - 100.00% $ 1,210,137
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,339 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,256 or 0.27% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 17,344 $ 457,365 $ 436,525 $ 38,184
$ 17,344 $ 457,365 $ 436,525 $ 38,184
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 1,102 $ — $ — $ —
$ 1,102 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2025 Long 114 $ 37,138 $ 10
Total $ 10
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3 .60 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
iShares Russell Mid-Cap Value ETF 27,700 $ 3,829
Money Market Funds - 3 .43%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
495,557 496
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(c)
77,539,222 77,539
$ 78,035
TOTAL INVESTMENT COMPANIES $ 81,864
COMMON STOCKS - 96 .39 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 7,254 $ 186
Omnicom Group Inc 3,778 284
$ 470
Aerospace & Defense - 2 .09%
ATI Inc
(d)
2,711 268
Curtiss-Wright Corp 5,966 3,554
Hexcel Corp 1,559 111
Howmet Aerospace Inc 18,930 3,899
L3Harris Technologies Inc 80,159 23,174
Leonardo DRS Inc 111,468 4,076
Loar Holdings Inc
(d)
105 8
Spirit AeroSystems Holdings Inc
(d)
2,051 75
StandardAero Inc
(d)
421,409 12,175
$ 47,340
Agriculture - 0 .78%
Archer-Daniels-Midland Co 285,417 17,276
Bunge Global SA 2,643 250
Darling Ingredients Inc
(d)
2,736 88
$ 17,614
Airlines - 0 .08%
Alaska Air Group Inc
(d)
1,871 78
American Airlines Group Inc
(d)
12,034 158
Delta Air Lines Inc 12,819 736
Southwest Airlines Co 8,314 252
United Airlines Holdings Inc
(d)
6,393 601
$ 1,825
Apparel - 0 .31%
Birkenstock Holding Plc
(d)
56,060 2,237
Columbia Sportswear Co 575 29
Crocs Inc
(d)
1,071 87
PVH Corp 939 74
Ralph Lauren Corp 13,780 4,405
Tapestry Inc 380 42
Under Armour Inc - Class A
(d)
4,162 19
Under Armour Inc - Class C
(d)
4,062 18
VF Corp 6,917 97
$ 7,008
Automobile Manufacturers - 0 .11%
Cummins Inc 2,710 1,186
Ford Motor Co 76,842 1,009
Lucid Group Inc
(d),(e)
2,727 48
Rivian Automotive Inc
(d)
15,285 208
$ 2,451
Automobile Parts & Equipment - 1 .39%
Allison Transmission Holdings Inc 1,366 113
Aptiv PLC
(d)
4,275 347
Aurora Innovation Inc
(d)
21,503 113
BorgWarner Inc 514,464 22,101
Gentex Corp 362,778 8,506
Lear Corp 1,098 115
QuantumScape Corp
(d)
8,559 158
$ 31,453
Banks - 2 .69%
Bank of New York Mellon Corp/The 12,875 1,390
Bank OZK 2,102 95
BOK Financial Corp 488 51
Citizens Financial Group Inc 8,565 436
Columbia Banking System Inc 5,812 156
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Comerica Inc 2,492 $ 191
Commerce Bancshares Inc/MO 2,390 126
Cullen/Frost Bankers Inc 1,154 142
East West Bancorp Inc 2,657 270
Fifth Third Bancorp 13,137 547
First Citizens BancShares Inc/NC 187 341
First Hawaiian Inc 2,467 60
First Horizon Corp 9,907 212
FNB Corp/PA 7,317 115
Huntington Bancshares Inc/OH 1,617,871 24,979
KeyCorp 18,677 329
M&T Bank Corp 12,869 2,366
Northern Trust Corp 3,739 481
Pinnacle Financial Partners Inc 1,358 116
Popular Inc 1,170 130
Prosperity Bancshares Inc 1,792 118
Regions Financial Corp 17,744 429
SOUTHSTATE BANK CORP 1,954 173
State Street Corp 5,565 644
Synovus Financial Corp 2,695 120
Truist Financial Corp 591,000 26,376
Webster Financial Corp 3,263 186
Western Alliance Bancorp 1,638 127
Wintrust Financial Corp 1,284 167
Zions Bancorp NA 2,822 147
$ 61,020
Beverages - 0 .04%
Boston Beer Co Inc/The
(d)
179 37
Brown-Forman Corp - A Shares 961 26
Brown-Forman Corp - B Shares 2,910 79
Coca-Cola Consolidated Inc 918 120
Constellation Brands Inc 2,836 373
Molson Coors Beverage Co 3,271 143
Primo Brands Corp 5,294 116
$ 894
Biotechnology - 2 .15%
Alnylam Pharmaceuticals Inc
(d)
9,989 4,555
Biogen Inc
(d)
2,841 438
BioMarin Pharmaceutical Inc
(d)
94,928 5,085
Bio-Rad Laboratories Inc
(d),(e)
360 115
Certara Inc
(d)
2,663 31
Corteva Inc 13,451 826
Exelixis Inc
(d)
206,955 8,003
Illumina Inc
(d)
3,081 381
Incyte Corp
(d)
70,281 6,570
Insmed Inc
(d)
36,863 6,989
Ionis Pharmaceuticals Inc
(d)
265 20
Moderna Inc
(d)
6,961 189
Revolution Medicines Inc
(d)
3,373 199
Roivant Sciences Ltd
(d)
7,664 153
Royalty Pharma PLC 233,397 8,762
Sarepta Therapeutics Inc
(d)
399 10
United Therapeutics Corp
(d)
14,458 6,440
Viking Therapeutics Inc
(d)
1,977 75
$ 48,841
Building Materials - 1 .69%
Armstrong World Industries Inc 62,171 11,839
Builders FirstSource Inc
(d)
111,126 12,910
Carlisle Cos Inc 745 242
Carrier Global Corp 179,500 10,679
Eagle Materials Inc 580 123
Fortune Brands Innovations Inc 2,481 126
Hayward Holdings Inc
(d)
3,910 66
James Hardie Industries PLC
(d)
1,167 25
Louisiana-Pacific Corp 1,288 112
Martin Marietta Materials Inc 1,171 718
Masco Corp 4,127 267
Mohawk Industries Inc
(d)
994 113
Owens Corning 1,658 211

Schedule of Investments
MidCap Value Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Simpson Manufacturing Co Inc 741 $ 131
Trex Co Inc
(d)
2,178 105
Vulcan Materials Co 2,604 754
$ 38,421
Chemicals - 2 .91%
Albemarle Corp 2,276 224
Ashland Inc 892 44
Axalta Coating Systems Ltd
(d)
4,299 122
Celanese Corp 2,198 84
CF Industries Holdings Inc 297,269 24,760
Dow Inc 13,964 333
DuPont de Nemours Inc 8,238 673
Eastman Chemical Co 2,220 132
Element Solutions Inc 4,633 124
FMC Corp 2,444 37
Huntsman Corp 3,509 29
International Flavors & Fragrances Inc 5,021 316
LyondellBasell Industries NV 5,021 233
Mosaic Co/The 6,200 170
NewMarket Corp 119 91
Olin Corp 2,510 52
PPG Industries Inc 4,450 435
RPM International Inc 224,991 24,587
Westlake Corp 196,659 13,532
$ 65,978
Commercial Services - 1 .67%
ADT Inc 10,055 89
Affirm Holdings Inc
(d)
2,102 151
API Group Corp
(d)
7,231 266
Aramark 5,178 196
Avis Budget Group Inc
(d),(e)
247 34
Block Inc
(d)
6,727 511
Bright Horizons Family Solutions Inc
(d)
975 106
Cintas Corp 20,330 3,726
Clarivate PLC
(d)
7,667 26
Equifax Inc 2,002 423
Euronet Worldwide Inc
(d)
42,884 3,253
FTI Consulting Inc
(d)
85,852 14,167
Global Payments Inc 4,784 372
Grand Canyon Education Inc
(d)
57,334 10,796
GXO Logistics Inc
(d)
2,199 124
H&R Block Inc 2,265 113
ManpowerGroup Inc 1,014 31
MarketAxess Holdings Inc 6,731 1,078
Morningstar Inc 161 34
NIQ Global Intelligence Plc
(d)
527 6
Paylocity Holding Corp
(d)
95 13
Quanta Services Inc 652 293
Robert Half Inc 1,948 51
Service Corp International/US 2,708 226
TransUnion 3,802 309
U-Haul Holding Co
(d),(e)
86 5
U-Haul Holding Co 1,233 60
United Rentals Inc 1,262 1,099
Valvoline Inc
(d)
372 12
Verisk Analytics Inc 1,098 240
WEX Inc
(d)
614 89
WillScot Holdings Corp 2,613 57
$ 37,956
Computers - 1 .79%
Amdocs Ltd 2,133 180
Amentum Holdings Inc
(d)
3,136 70
CACI International Inc
(d)
426 239
Check Point Software Technologies Ltd
(d)
108,400 21,212
Cognizant Technology Solutions Corp 9,725 709
Crane NXT Co 964 61
DXC Technology Co
(d)
3,924 56
EPAM Systems Inc
(d)
1,063 174
Genpact Ltd 175,137 6,682
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Globant SA
(d)
768 $ 47
Hewlett Packard Enterprise Co 25,800 630
HP Inc 251,114 6,949
KBR Inc 2,340 100
Kyndryl Holdings Inc
(d)
4,469 129
Leidos Holdings Inc 2,498 476
Lumentum Holdings Inc
(d)
1,237 249
NetApp Inc 2,379 280
Okta Inc
(d)
1,945 178
Parsons Corp
(d)
1,040 86
Pure Storage Inc
(d)
873 86
Rubrik Inc
(d)
923 69
SailPoint Inc
(d)
1,323 29
Sandisk Corp/DE
(d)
2,658 530
Science Applications International Corp 925 87
Super Micro Computer Inc
(d)
5,446 283
Western Digital Corp 6,803 1,022
$ 40,613
Consumer Products - 0 .04%
Avery Dennison Corp 1,516 265
Church & Dwight Co Inc 4,825 423
Clorox Co/The 2,415 272
Reynolds Consumer Products Inc 1,201 29
$ 989
Cosmetics & Personal Care - 0 .73%
Coty Inc
(d)
7,594 30
elf Beauty Inc
(d)
1,063 130
Estee Lauder Cos Inc/The 164,566 15,912
Kenvue Inc 37,400 537
Perrigo Co PLC 2,684 56
$ 16,665
Distribution & Wholesale - 0 .07%
Core & Main Inc
(d)
1,569 82
Fastenal Co 4,002 165
LKQ Corp 5,088 163
Pool Corp 562 150
RB Global Inc 3,396 337
SiteOne Landscape Supply Inc
(d)
590 76
Watsco Inc 685 252
WESCO International Inc 928 241
WW Grainger Inc 122 119
$ 1,585
Diversified Financial Services - 3 .76%
Affiliated Managers Group Inc 20,522 4,884
Air Lease Corp 2,011 128
Ally Financial Inc 4,759 186
Ameriprise Financial Inc 182 82
Cboe Global Markets Inc 52,846 12,981
Circle Internet Group Inc
(d),(e)
823 105
Coinbase Global Inc
(d)
3,734 1,284
Credit Acceptance Corp
(d),(e)
79 35
Evercore Inc - Class A 33,031 9,730
Franklin Resources Inc 6,038 137
Freedom Holding Corp/NV
(d),(e)
67 10
Hamilton Lane Inc 301 34
Houlihan Lokey Inc 642 115
Invesco Ltd 7,157 170
Janus Henderson Group PLC 2,448 107
Jefferies Financial Group Inc 2,240 118
Lazard Inc 1,461 71
Nasdaq Inc 8,117 694
OneMain Holdings Inc 2,303 136
Raymond James Financial Inc 182,474 28,953
Rocket Cos Inc 18,741 312
SEI Investments Co 30,654 2,472
SLM Corp 3,553 95
SoFi Technologies Inc
(d)
19,272 572
Stifel Financial Corp 28,009 3,317
Synchrony Financial 7,329 545

Schedule of Investments
MidCap Value Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
T Rowe Price Group Inc 4,281 $ 439
TPG Inc 206 11
Tradeweb Markets Inc 2,091 220
UWM Holdings Corp 3,070 17
Virtu Financial Inc 201,975 7,037
Voya Financial Inc 1,854 138
Western Union Co/The 6,355 59
XP Inc 556,065 10,132
$ 85,326
Electric - 4 .75%
AES Corp/The 13,996 194
Alliant Energy Corp 609,735 40,742
Ameren Corp 5,293 540
Brookfield Renewable Corp
(e)
2,796 121
CenterPoint Energy Inc 12,855 492
Clearway Energy Inc - Class A 764 23
Clearway Energy Inc - Class C 1,776 57
CMS Energy Corp 416,341 30,622
Consolidated Edison Inc 59,329 5,779
DTE Energy Co 4,052 549
Edison International 198,647 11,001
Entergy Corp 8,794 845
Evergy Inc 4,496 345
Eversource Energy 7,225 533
Exelon Corp 75,555 3,484
FirstEnergy Corp 10,818 496
IDACORP Inc 1,046 135
NRG Energy Inc 17,154 2,948
OGE Energy Corp 3,929 173
PG&E Corp 43,151 689
Pinnacle West Capital Corp 2,304 204
PPL Corp 14,607 533
Public Service Enterprise Group Inc 9,837 793
Talen Energy Corp
(d)
892 357
WEC Energy Group Inc 46,305 5,174
Xcel Energy Inc 11,654 946
$ 107,775
Electrical Components & Equipment - 0 .07%
Acuity Inc 606 221
AMETEK Inc 4,510 911
Generac Holdings Inc
(d)
1,135 191
Littelfuse Inc 475 116
Universal Display Corp 851 125
$ 1,564
Electronics - 5 .19%
Allegion plc 1,681 279
Arrow Electronics Inc
(d)
1,007 112
Avnet Inc 1,641 80
Coherent Corp
(d)
2,979 393
Flex Ltd
(d)
164,560 10,288
Fortive Corp 6,690 337
Garmin Ltd 3,189 682
Hubbell Inc 49,552 23,289
Ingram Micro Holding Corp 526 12
Jabil Inc 19,590 4,328
Keysight Technologies Inc
(d)
208,214 38,095
Mettler-Toledo International Inc
(d)
408 578
nVent Electric PLC 3,175 363
Ralliant Corp 2,229 98
Sensata Technologies Holding PLC 2,857 91
TD SYNNEX Corp 68,665 10,745
Trimble Inc
(d)
345,666 27,567
Vontier Corp 2,870 110
Woodward Inc 1,154 302
$ 117,749
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
1,987 530
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1 .93%
AECOM 102,167 $ 13,726
EMCOR Group Inc 16,832 11,375
Everus Construction Group Inc
(d)
1,002 91
Jacobs Solutions Inc 2,335 364
MasTec Inc
(d)
952 194
TopBuild Corp
(d)
42,721 18,049
$ 43,799
Entertainment - 0 .03%
Caesars Entertainment Inc
(d)
4,066 82
Churchill Downs Inc 222 22
Flutter Entertainment PLC
(d)
582 135
Liberty Media Corp-Liberty Live - A Shares
(d)
424 37
Liberty Media Corp-Liberty Live - C Shares
(d)
901 81
Madison Square Garden Sports Corp
(d)
317 68
Penn Entertainment Inc
(d)
3,261 54
TKO Group Holdings Inc 762 144
Vail Resorts Inc 158 23
$ 646
Environmental Control - 0 .74%
Clean Harbors Inc
(d)
982 207
Pentair PLC 3,187 339
Republic Services Inc 76,400 15,909
Tetra Tech Inc 4,248 136
Veralto Corp 2,791 275
$ 16,866
Food - 2 .43%
Albertsons Cos Inc 7,941 141
Campbell's Company/The 3,806 115
Conagra Brands Inc 9,373 161
Flowers Foods Inc 4,097 49
General Mills Inc 10,794 503
Hershey Co/The 2,509 426
Hormel Foods Corp 10,404 225
Ingredion Inc 1,242 143
J M Smucker Co/The 2,002 207
Kellanova 5,439 452
Kraft Heinz Co/The 16,830 416
Kroger Co/The 11,917 758
Lamb Weston Holdings Inc 2,640 163
McCormick & Co Inc/MD 4,963 319
Performance Food Group Co
(d)
322,498 31,198
Pilgrim's Pride Corp 912 35
Post Holdings Inc
(d)
1,031 107
Seaboard Corp 6 20
Smithfield Foods Inc 993 22
Sysco Corp 4,403 327
Tyson Foods Inc 5,491 282
US Foods Holding Corp
(d)
264,085 19,178
$ 55,247
Forest Products & Paper - 0 .02%
International Paper Co 10,330 399
Gas - 0 .50%
Atmos Energy Corp 3,083 529
MDU Resources Group Inc 3,995 76
National Fuel Gas Co 128,481 10,139
NiSource Inc 9,269 390
UGI Corp 4,209 141
$ 11,275
Hand & Machine Tools - 1 .33%
Lincoln Electric Holdings Inc 126,347 29,622
MSA Safety Inc 720 113
Snap-on Inc 1,009 339
Stanley Black & Decker Inc 3,011 204
$ 30,278
Healthcare - Products - 2 .50%
Agilent Technologies Inc 5,592 818
Align Technology Inc
(d)
1,335 184
Avantor Inc
(d)
13,020 154

Schedule of Investments
MidCap Value Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Baxter International Inc 10,093 $ 186
Bio-Techne Corp 3,052 191
Bruker Corp 2,035 79
Caris Life Sciences Inc
(d)
250 8
Cooper Cos Inc/The
(d)
3,902 273
DENTSPLY SIRONA Inc 4,369 55
Envista Holdings Corp
(d)
3,308 67
Exact Sciences Corp
(d)
129,746 8,394
GE HealthCare Technologies Inc 8,994 674
Globus Medical Inc
(d)
2,296 139
Hologic Inc
(d)
425,066 31,417
QIAGEN NV 4,170 195
Repligen Corp
(d)
900 134
ResMed Inc 48,346 11,936
Revvity Inc 2,330 218
Solventum Corp
(d)
2,875 199
STERIS PLC 1,921 453
Teleflex Inc 860 107
Waters Corp
(d)
546 191
West Pharmaceutical Services Inc 1,409 397
Zimmer Biomet Holdings Inc 3,871 389
$ 56,858
Healthcare - Services - 4 .14%
Acadia Healthcare Co Inc
(d)
1,988 43
Centene Corp
(d)
9,668 342
Charles River Laboratories International Inc
(d)
945 170
Chemed Corp 249 107
Encompass Health Corp 42,614 4,852
Humana Inc 2,377 661
IQVIA Holdings Inc
(d)
77,105 16,690
Labcorp Holdings Inc 113,132 28,731
Molina Healthcare Inc
(d)
77,777 11,905
Quest Diagnostics Inc 154,082 27,111
Sotera Health Co
(d)
3,101 52
Tenet Healthcare Corp
(d)
1,706 352
Universal Health Services Inc 14,236 3,089
$ 94,105
Home Builders - 0 .24%
DR Horton Inc 24,858 3,706
Lennar Corp - A Shares 4,398 544
Lennar Corp - B Shares 214 25
NVR Inc
(d)
55 397
PulteGroup Inc 3,869 464
Thor Industries Inc 1,047 109
Toll Brothers Inc 1,909 258
$ 5,503
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,191 79
SharkNinja Inc
(d)
1,337 114
Whirlpool Corp
(e)
1,057 76
$ 269
Housewares - 0 .00%
Newell Brands Inc 9,122 31
Scotts Miracle-Gro Co/The 860 46
$ 77
Insurance - 6 .46%
Allstate Corp/The 5,177 992
American Financial Group Inc/OH 204,388 26,914
Arch Capital Group Ltd 7,175 619
Assurant Inc 983 208
Assured Guaranty Ltd 902 73
Axis Capital Holdings Ltd 1,450 136
Brighthouse Financial Inc
(d)
1,248 71
Brown & Brown Inc 4,910 392
Cincinnati Financial Corp 2,997 463
CNA Financial Corp 468 21
Corebridge Financial Inc 5,293 172
Everest Group Ltd 710 223
Fidelity National Financial Inc 482,598 26,659
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
First American Financial Corp 1,905 $ 119
Globe Life Inc 1,619 213
Hanover Insurance Group Inc/The 17,855 3,051
Hartford Insurance Group Inc/The 213,020 26,452
Kemper Corp 1,204 54
Lincoln National Corp 3,320 139
Loews Corp 3,332 332
Markel Group Inc
(d)
195 385
MGIC Investment Corp 4,569 125
Old Republic International Corp 622,978 24,583
Primerica Inc 669 174
Prudential Financial Inc 6,971 725
Reinsurance Group of America Inc 1,284 234
RenaissanceRe Holdings Ltd 10,701 2,719
RLI Corp 1,525 90
Unum Group 3,324 244
W R Berkley Corp 5,717 408
White Mountains Insurance Group Ltd 47 90
Willis Towers Watson PLC 94,612 29,623
$ 146,703
Internet - 3 .12%
CDW Corp/DE 2,392 381
eBay Inc 86,767 7,056
Etsy Inc
(d)
824 51
Expedia Group Inc 139,700 30,734
F5 Inc
(d)
1,114 282
Gen Digital Inc 9,647 254
IAC Inc
(d)
1,467 47
Lyft Inc
(d)
565,241 11,565
Maplebear Inc
(d)
237,326 8,748
Match Group Inc 4,789 155
Pinterest Inc
(d)
262,623 8,693
Robinhood Markets Inc
(d)
12,597 1,849
Roku Inc
(d)
2,186 232
Trump Media & Technology Group Corp
(d),(e)
1,612 25
VeriSign Inc 1,648 395
Wayfair Inc
(d)
1,520 157
Zillow Group Inc - A Shares
(d)
983 70
Zillow Group Inc - C Shares
(d)
3,161 237
$ 70,931
Iron & Steel - 0 .96%
Carpenter Technology Corp 779 246
Cleveland-Cliffs Inc
(d)
9,561 119
Nucor Corp 4,497 675
Reliance Inc 1,036 292
Steel Dynamics Inc 130,065 20,394
$ 21,726
Leisure Products & Services - 0 .47%
Amer Sports Inc
(d)
2,939 92
Brunswick Corp/DE 1,291 86
Carnival Corp
(d)
360,129 10,382
Harley-Davidson Inc 2,157 58
Norwegian Cruise Line Holdings Ltd
(d)
950 21
YETI Holdings Inc
(d)
1,626 55
$ 10,694
Lodging - 0 .51%
Boyd Gaming Corp 1,112 87
Choice Hotels International Inc 412 38
Hilton Worldwide Holdings Inc 42,800 10,998
Hyatt Hotels Corp 782 107
MGM Resorts International
(d)
4,007 128
Travel + Leisure Co 813 51
Wyndham Hotels & Resorts Inc 203 15
Wynn Resorts Ltd 1,602 191
$ 11,615
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 1,466 313
Oshkosh Corp 1,243 153
$ 466

Schedule of Investments
MidCap Value Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .85%
AGCO Corp 150,306 $ 15,505
Applied Industrial Technologies Inc 748 192
CNH Industrial NV 17,303 182
Cognex Corp 94,786 3,923
Crane Co 954 181
Dover Corp 2,659 483
Esab Corp 1,111 130
Flowserve Corp 2,528 173
Gates Industrial Corp PLC
(d)
4,995 110
Graco Inc 3,237 265
IDEX Corp 1,473 253
Ingersoll Rand Inc 7,942 606
Middleby Corp/The
(d)
94,476 11,737
Nordson Corp 1,047 243
Otis Worldwide Corp 7,776 721
Regal Rexnord Corp 117,385 16,538
Rockwell Automation Inc 14,161 5,216
Toro Co/The 1,924 144
Westinghouse Air Brake Technologies Corp 3,319 679
Xylem Inc/NY 200,168 30,195
$ 87,476
Media - 0 .53%
Charter Communications Inc
(d)
1,727 404
FactSet Research Systems Inc 699 187
Fox Corp - A Shares 4,172 270
Fox Corp - B Shares 2,912 170
Liberty Broadband Corp - A Shares
(d)
329 18
Liberty Broadband Corp - C Shares
(d)
1,739 94
Liberty Global Ltd - A Shares
(d)
3,659 40
Liberty Global Ltd - C Shares
(d)
209,701 2,338
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
348 32
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
2,807 280
New York Times Co/The 116,032 6,612
News Corp - A Shares 7,450 197
News Corp - B Shares 2,482 76
Nexstar Media Group Inc 522 102
Sirius XM Holdings Inc 3,739 81
Warner Bros Discovery Inc
(d)
45,928 1,031
$ 11,932
Metal Fabrication & Hardware - 0 .63%
Advanced Drainage Systems Inc 1,377 193
Mueller Industries Inc 127,773 13,527
RBC Bearings Inc
(d)
485 208
Timken Co/The 1,232 97
Valmont Industries Inc 397 164
$ 14,189
Mining - 1 .83%
Alcoa Corp 5,055 186
Anglogold Ashanti Plc 177,742 12,086
Franco-Nevada Corp 104,400 19,484
MP Materials Corp
(d)
2,561 162
Royal Gold Inc 54,934 9,602
$ 41,520
Miscellaneous Manufacturers - 0 .77%
A O Smith Corp 2,237 148
Donaldson Co Inc 2,277 192
Entegris Inc 2,426 222
ITT Inc 1,515 281
Teledyne Technologies Inc
(d)
906 477
Textron Inc 198,778 16,063
$ 17,383
Office & Business Equipment - 0 .68%
Zebra Technologies Corp
(d)
57,001 15,348
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .12%
Antero Resources Corp
(d)
5,687 $ 176
APA Corp 6,971 158
Chord Energy Corp 157,388 14,278
Civitas Resources Inc 1,818 52
Coterra Energy Inc 974,824 23,065
Devon Energy Corp 607,068 19,724
Diamondback Energy Inc 3,725 533
EQT Corp 12,261 657
Expand Energy Corp 4,300 444
HF Sinclair Corp 31,272 1,613
Marathon Petroleum Corp 34,015 6,630
Matador Resources Co 2,421 96
Occidental Petroleum Corp 13,915 573
Ovintiv Inc 5,025 189
Permian Resources Corp 13,313 167
Phillips 66 7,431 1,012
Range Resources Corp 4,625 164
Valero Energy Corp 6,118 1,037
Viper Energy Inc 3,291 124
Weatherford International PLC 1,402 103
$ 70,795
Oil & Gas Services - 1 .72%
Baker Hughes Co 510,514 24,714
Halliburton Co 16,926 454
NOV Inc 7,331 107
TechnipFMC PLC 333,636 13,796
$ 39,071
Packaging & Containers - 3 .50%
Amcor PLC 45,491 359
AptarGroup Inc 201,772 23,408
Ball Corp 5,466 257
Crown Holdings Inc 254,939 24,775
Graphic Packaging Holding Co 6,058 97
Packaging Corp of America 153,527 30,054
Sealed Air Corp 2,861 96
Silgan Holdings Inc 1,741 67
Smurfit WestRock PLC 10,267 379
Sonoco Products Co 1,940 79
$ 79,571
Pharmaceuticals - 0 .21%
BellRing Brands Inc
(d)
2,475 75
Cardinal Health Inc 2,321 443
Elanco Animal Health Inc
(d)
9,693 215
Henry Schein Inc
(d)
2,117 134
Jazz Pharmaceuticals PLC
(d)
1,127 155
Neurocrine Biosciences Inc
(d)
24,906 3,566
Organon & Co 5,682 38
Viatris Inc 23,063 239
$ 4,865
Pipelines - 0 .12%
Antero Midstream Corp 6,533 113
Cheniere Energy Inc 2,378 504
DT Midstream Inc 1,959 215
Kinder Morgan Inc 38,310 1,003
ONEOK Inc 12,286 823
$ 2,658
Private Equity - 0 .01%
Carlyle Group Inc/The 5,118 273
Real Estate - 0 .07%
CBRE Group Inc
(d)
5,193 791
CoStar Group Inc
(d)
7,195 495
Howard Hughes Holdings Inc
(d)
677 54
Jones Lang LaSalle Inc
(d)
678 207
$ 1,547
REITs - 6 .02%
AGNC Investment Corp 20,514 205
Agree Realty Corp 2,086 152
Alexandria Real Estate Equities Inc 3,344 195

Schedule of Investments
MidCap Value Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
American Homes 4 Rent 6,715 $ 212
Americold Realty Trust Inc 5,616 72
Annaly Capital Management Inc 12,677 268
AvalonBay Communities Inc 2,790 485
Brixmor Property Group Inc 6,039 158
BXP Inc 3,085 220
Camden Property Trust 199,204 19,817
Cousins Properties Inc 3,287 85
Crown Castle Inc 8,542 771
CubeSmart 4,432 167
Digital Realty Trust Inc 6,627 1,129
EastGroup Properties Inc 1,028 179
EPR Properties 1,470 72
Equity LifeStyle Properties Inc 465,076 28,393
Equity Residential 49,815 2,961
Essex Property Trust Inc 1,232 310
Extra Space Storage Inc 4,120 550
Federal Realty Investment Trust 1,646 158
First Industrial Realty Trust Inc 2,482 137
Gaming and Leisure Properties Inc 5,345 239
Healthcare Realty Trust Inc 6,464 115
Healthpeak Properties Inc 13,675 246
Highwoods Properties Inc 2,088 60
Host Hotels & Resorts Inc 13,527 217
Invitation Homes Inc 12,069 340
Iron Mountain Inc 5,747 592
Kilroy Realty Corp 2,311 98
Kimco Realty Corp 13,182 272
Lamar Advertising Co 233,900 27,738
Lineage Inc 1,392 55
Medical Properties Trust Inc 10,916 56
Mid-America Apartment Communities Inc 2,280 292
Millrose Properties Inc 2,360 76
National Storage Affiliates Trust 1,537 45
NNN REIT Inc 683,653 27,661
Omega Healthcare Investors Inc 5,626 236
Park Hotels & Resorts Inc 4,295 44
Rayonier Inc 3,396 75
Realty Income Corp 17,822 1,033
Regency Centers Corp 3,527 243
Rexford Industrial Realty Inc 4,633 191
Rithm Capital Corp 10,396 114
SBA Communications Corp 2,104 403
Simon Property Group Inc 83,034 14,594
STAG Industrial Inc 3,673 141
Starwood Property Trust Inc 6,713 122
Sun Communities Inc 1,975 250
UDR Inc 6,134 207
Ventas Inc 8,931 659
VICI Properties Inc 95,951 2,878
Vornado Realty Trust 3,444 131
Weyerhaeuser Co 14,304 329
WP Carey Inc 4,243 280
$ 136,728
Retail - 6 .31%
AutoNation Inc
(d)
562 112
AutoZone Inc
(d)
4,595 16,884
Bath & Body Works Inc 4,389 107
Best Buy Co Inc 3,776 310
BJ's Wholesale Club Holdings Inc
(d)
2,152 190
CarMax Inc
(d)
2,961 124
Casey's General Stores Inc 49,517 25,412
Darden Restaurants Inc 133 24
Dick's Sporting Goods Inc 1,231 273
Dillard's Inc 65 39
Dollar General Corp 111,884 11,038
Dollar Tree Inc
(d)
3,878 384
Domino's Pizza Inc 449 179
Ferguson Enterprises Inc 3,573 888
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Five Below Inc
(d)
34,042 $ 5,354
Floor & Decor Holdings Inc
(d)
1,501 94
Freshpet Inc
(d)
743 37
GameStop Corp
(d)
8,048 179
Gap Inc/The 4,771 109
Genuine Parts Co 2,694 343
Lithia Motors Inc 444 140
Lowe's Cos Inc 106,800 25,432
Lululemon Athletica Inc
(d)
863 147
Macy's Inc 5,300 103
MSC Industrial Direct Co Inc 866 74
Ollie's Bargain Outlet Holdings Inc
(d)
1,173 142
Penske Automotive Group Inc 100,061 16,017
QXO Inc
(d)
12,052 213
Restaurant Brands International Inc 2,267 149
RH
(d)
282 49
Ross Stores Inc 5,053 803
Texas Roadhouse Inc 68,200 11,156
Tractor Supply Co 330,600 17,889
Ulta Beauty Inc
(d)
666 346
Wendy's Co/The 1,986 17
Williams-Sonoma Inc 41,672 8,098
Yum! Brands Inc 3,639 503
$ 143,358
Savings & Loans - 0 .00%
TFS Financial Corp 1,349 18
Semiconductors - 2 .83%
Allegro MicroSystems Inc
(d)
2,424 72
Amkor Technology Inc 2,249 73
Cirrus Logic Inc
(d)
992 132
GLOBALFOUNDRIES Inc
(d)
2,024 72
IPG Photonics Corp
(d)
546 46
Lattice Semiconductor Corp
(d)
76,212 5,561
MACOM Technology Solutions Holdings Inc
(d)
927 137
Microchip Technology Inc 394,101 24,600
MKS Inc 223,809 32,163
ON Semiconductor Corp
(d)
8,299 416
Onto Innovation Inc
(d)
745 100
Qorvo Inc
(d)
1,660 158
Skyworks Solutions Inc 2,945 229
Teradyne Inc 3,144 571
$ 64,330
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 767 247
Software - 1 .30%
Akamai Technologies Inc
(d)
164,289 12,338
BILL Holdings Inc
(d)
1,835 91
Broadridge Financial Solutions Inc 234 52
CCC Intelligent Solutions Holdings Inc
(d)
10,791 94
Concentrix Corp 990 40
Dayforce Inc
(d)
2,747 189
Docusign Inc
(d)
968 71
DoubleVerify Holdings Inc
(d)
1,644 19
Dropbox Inc - A Shares
(d)
2,688 78
Electronic Arts Inc 4,936 987
Fair Isaac Corp
(d)
84 139
Fidelity National Information Services Inc 10,378 649
Informatica Inc
(d)
2,291 57
Jack Henry & Associates Inc 1,414 211
MongoDB Inc
(d)
1,405 506
MSCI Inc 752 443
nCino Inc
(d)
2,002 53
Nutanix Inc
(d)
3,751 267
Paychex Inc 4,330 507
Paycom Software Inc 459 86
Pegasystems Inc 1,145 73
PTC Inc
(d)
2,066 410
SentinelOne Inc
(d)
1,783 32
SS&C Technologies Holdings Inc 4,137 351

Schedule of Investments
MidCap Value Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
(d)
2,361 $ 605
Teradata Corp
(d)
1,616 34
Twilio Inc
(d)
2,272 306
Tyler Technologies Inc
(d)
145 69
UiPath Inc
(d)
7,924 126
Unity Software Inc
(d)
5,844 221
Veeva Systems Inc
(d)
34,079 9,924
Zoom Communications Inc
(d)
5,153 449
ZoomInfo Technologies Inc
(d)
5,822 65
$ 29,542
Telecommunications - 0 .82%
AST SpaceMobile Inc
(d),(e)
336 27
Ciena Corp
(d)
2,778 528
Corning Inc 199,413 17,764
Frontier Communications Parent Inc
(d)
4,801 181
GCI Liberty Inc - Class A
(d)
65 2
GCI Liberty Inc - Class C
(d)
453 17
Iridium Communications Inc 1,884 36
Millicom International Cellular SA 2,024 95
$ 18,650
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,559 195
Mattel Inc
(d)
6,618 122
$ 317
Transportation - 2 .95%
CH Robinson Worldwide Inc 22,046 3,395
CSX Corp 764,800 27,548
Expeditors International of Washington Inc 2,689 328
JB Hunt Transport Services Inc 1,529 258
Kirby Corp
(d)
1,100 114
Knight-Swift Transportation Holdings Inc 448,601 20,241
Landstar System Inc 108,883 13,984
Old Dominion Freight Line Inc 3,456 485
Ryder System Inc 765 129
Saia Inc
(d)
511 150
Schneider National Inc 1,138 24
XPO Inc
(d)
1,779 256
$ 66,912
Water - 1 .34%
American Water Works Co Inc 235,761 30,279
Essential Utilities Inc 5,522 215
$ 30,494
TOTAL COMMON STOCKS $ 2,188,748
Total Investments $ 2,270,612
Other Assets and Liabilities -  0.01% 175
TOTAL NET ASSETS - 100.00% $ 2,270,787
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $496 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $496 or 0.02% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 51,595 $ 1,139,510 $ 1,113,566 $ 77,539
$ 51,595 $ 1,139,510 $ 1,113,566 $ 77,539
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 2,928 $ — $ — $ —
$ 2,928 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2025 Long 34 $ 11,076 $ (207)
Total $ (207)
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3.71% Shares Held Value (000's)
Money Market Funds - 3.71%
DWS Government Money Market Series -
Institutional Class 4.02%
(a)
12,830,000 $ 12,830
Goldman Sachs Financial Square Government Fund
- Institutional Class 3.96%
(a)
6,900,000 6,900
Invesco Government & Agency Portfolio -
Institutional Class 3.97%
(a)
11,470,000 11,470
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 3.95%
(a)
8,800,000 8,800
$ 40,000
TOTAL INVESTMENT COMPANIES $ 40,000
BONDS - 5.97%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.33%
ARI Fleet Lease Trust 2025-A
4.51%, 02/17/2026
(b)
$ 874 $ 874
ARI Fleet Lease Trust 2025-B
4.56%, 05/15/2026
(b)
2,710 2,710
Carmax Select Receivables Trust 2025-B
4.17%, 10/15/2026 3,380 3,380
Enterprise Fleet Financing 2025-2 LLC
4.56%, 05/20/2026
(b)
2,032 2,033
Enterprise Fleet Financing 2025-4 LLC
4.10%, 10/20/2026
(b)
3,000 3,000
Exeter Automobile Receivables Trust 2025-4
4.50%, 09/15/2026 2,493 2,493
Westlake Automobile Receivables Trust 2025-3
4.28%, 10/15/2026
(b)
4,000 4,000
Westlake Automobile Receivables Trust 2025-P1
4.58%, 06/15/2026
(b)
1,833 1,833
World Omni Select Auto Trust 2025-A
4.22%, 10/15/2026 4,826 4,826
$ 25,149
Insurance - 1.58%
Met Life
4.60%, 08/17/2026 9,000 9,000
New York Life
4.59%, 07/22/2026 8,000 8,000
$ 17,000
Other Asset Backed Securities - 2.06%
GreatAmerica Leasing Receivables Funding LLC
4.46%, 03/16/2026
(b)
984 984
HPEFS Equipment Trust 2025-1
4.55%, 08/20/2026
(b)
4,856 4,856
HPEFS Equipment Trust 2025-2
4.15%, 10/20/2026
(b)
6,000 6,000
M&T Equipment 2025-LEAF1 Notes
4.64%, 05/18/2026
(b)
2,203 2,203
NMEF Funding 2025-B LLC
4.51%, 07/15/2026
(b)
2,688 2,688
Volvo Financial Equipment LLC Series 2025-2
4.07%, 10/15/2026
(b)
5,432 5,433
$ 22,164
TOTAL BONDS $ 64,313
MUNICIPAL BONDS - 2.59%
Principal
Amount (000's) Value (000's)
Colorado - 0.22%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
4.15%, 11/07/2025
(c),(d)
$ 2,340 $ 2,340
Georgia - 0.60%
Development Authority Of Greene County (credit
support from US Bank )
4.15%, 11/07/2025
(c),(d)
3,000 3,000
Valdosta-Lowndes County Industrial Development
Authority (credit support from Wells Fargo )
4.15%, 11/07/2025
(c),(d)
3,420 3,420
$ 6,420
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0.65%
City of Baltimore MD (credit support from Toronto
Dominion Bank )
4.15%, 11/07/2025
(c),(d)
$ 6,955 $ 6,955
New York - 0.35%
New York City Housing Development Corp (credit
support from Fannie Mae )
4.09%, 11/07/2025
(c),(d)
300 300
4.12%, 11/07/2025
(c),(d)
3,500 3,500
$ 3,800
Virginia - 0.20%
Newport News Economic Development
Authority (credit support from JPMorgan Chase &
Co )
4.18%, 11/07/2025
(c),(d)
2,195 2,195
Washington - 0.57%
Washington State Housing Finance
Commission (credit support from Federal Home
Loan Bank )
4.20%, 11/07/2025
(c),(d)
4,600 4,600
4.20%, 11/07/2025
(c),(d)
1,545 1,545
$ 6,145
TOTAL MUNICIPAL BONDS $ 27,855
COMMERCIAL PAPER - 70.56%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.93%
General Dynamics Corp
4.05%, 11/18/2025
(b)
$ 6,000 $ 5,988
4.13%, 11/04/2025
(b)
4,000 3,999
$ 9,987
Agriculture - 0.51%
Archer-Daniels-Midland Co
4.12%, 11/05/2025
(b)
5,500 5,497
Automobile Manufacturers - 1.69%
Cummins Inc
4.29%, 11/05/2025
(b)
5,300 5,297
Toyota Motor Credit Corp
4.10%, 12/01/2025 1,500 1,495
4.15%, 12/19/2025 1,500 1,492
4.30%, 12/11/2025 4,000 3,981
Volvo Treasury North America LP (credit support
from AB Volvo )
4.05%, 01/02/2026
(b),(c)
6,000 5,958
$ 18,223
Banks - 14.04%
Barclays Bank PLC
4.03%, 01/02/2026
(b)
4,000 3,972
4.09%, 11/04/2025
(b)
6,000 5,998
4.30%, 11/06/2025
(b)
5,000 4,997
4.30%, 11/24/2025
(b)
5,700 5,684
4.31%, 11/28/2025
(b)
5,500 5,482
CAFCO LLC (credit support from Citibank NA )
4.37%, 11/05/2025
(b),(c)
5,000 4,998
DBS Bank Ltd
4.12%, 11/19/2025
(b),(e)
6,000 5,988
4.20%, 11/26/2025
(b),(e)
5,760 5,743
4.22%, 12/02/2025
(b),(e)
4,500 4,484
HSBC USA Inc
4.00%, 02/03/2026
(b)
2,565 2,538
4.15%, 11/03/2025
(b)
11,783 11,780
4.39%, 01/02/2026
(b)
2,501 2,482
Mizuho Bank Ltd/New York NY
4.05%, 11/06/2025
(b)
5,000 4,997
4.05%, 11/21/2025
(b)
2,045 2,040
MUFG Bank Ltd/New York NY
4.05%, 11/03/2025 14,745 14,742
National Bank of Canada
4.38%, 11/07/2025
(b),(e)
3,500 3,498

Schedule of Investments
Money Market Fund
October 31, 2025
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Bank of Kuwait/New York NY
4.08%, 01/29/2026
(b)
$ 6,000 $ 5,940
4.11%, 01/22/2026
(b)
6,000 5,944
4.42%, 11/28/2025
(b)
5,000 4,983
Oversea-Chinese Banking Corp Ltd
4.05%, 01/22/2026
(b),(e)
5,500 5,449
Sheffield Receivables Co LLC
4.06%, 12/08/2025
(b)
6,000 5,975
4.11%, 11/04/2025
(b)
8,605 8,602
Sheffield Receivables Co LLC (credit support from
SHEFFIELD RECEIVABLES )
4.15%, 11/13/2025
(b),(c)
10,000 9,986
Toronto-Dominion Bank/The
4.10%, 11/28/2025
(b),(e)
6,000 5,982
4.11%, 12/19/2025
(b),(e)
6,000 5,967
4.14%, 12/05/2025
(b),(e)
3,000 2,988
$ 151,239
Beverages - 1.67%
Brown-Forman Corp
4.00%, 11/14/2025
(b)
6,000 5,991
4.15%, 11/03/2025
(b)
6,000 5,999
4.20%, 11/05/2025
(b)
6,000 5,997
$ 17,987
Commercial Services - 2.23%
Experian Finance PLC (credit support from
Experian PLC )
4.16%, 11/17/2025
(b),(c)
6,000 5,989
4.18%, 11/12/2025
(b),(c)
6,000 5,992
4.18%, 11/13/2025
(b),(c)
6,000 5,992
4.25%, 11/04/2025
(b),(c)
6,000 5,998
$ 23,971
Consumer Products - 0.83%
Kimberly-Clark Corp
4.05%, 11/13/2025
(b)
3,000 2,996
4.06%, 11/05/2025
(b)
6,000 5,997
$ 8,993
Cosmetics & Personal Care - 0.49%
Unilever Finance Netherlands BV (credit support
from Unilever PLC )
4.30%, 11/13/2025
(b),(c)
5,260 5,252
Diversified Financial Services - 24.11%
Anglesea Funding LLC
3.92%, 11/06/2025
(b)
7,000 6,996
3.93%, 11/07/2025
(b)
7,500 7,495
BofA Securities Inc
4.08%, 12/01/2025 6,000 5,980
4.11%, 11/13/2025 1,839 1,836
Cabot Trail Funding LLC
4.05%, 01/15/2026
(b)
5,000 4,958
4.08%, 01/12/2026
(b)
3,650 3,620
4.35%, 11/12/2025
(b)
6,000 5,992
Chesham Finance Ltd / Chesham Finance LLC
3.92%, 11/03/2025
(b)
20,000 19,996
Columbia Funding Co LLC
3.98%, 01/07/2026
(b)
6,500 6,452
4.00%, 01/08/2026
(b)
5,300 5,260
4.14%, 11/03/2025
(b)
6,000 5,999
4.30%, 11/17/2025
(b)
3,400 3,393
DCAT LLC
4.03%, 01/22/2026 4,680 4,637
4.08%, 01/07/2026 5,000 4,962
4.10%, 01/05/2026 5,500 5,459
4.14%, 11/12/2025 6,000 5,992
4.30%, 11/06/2025 3,900 3,898
Glencove Funding LLC
4.33%, 11/04/2025
(b)
4,900 4,898
4.39%, 11/03/2025
(b)
5,000 4,999
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Gotham Funding Corp
4.06%, 01/02/2026
(b)
$ 5,000 $ 4,965
Great Bear Funding LLC
4.00%, 11/03/2025
(b)
13,000 12,997
4.15%, 11/04/2025
(b)
6,000 5,998
4.15%, 11/07/2025
(b)
6,200 6,196
JP Morgan Securities LLC
4.12%, 11/17/2025 6,000 5,989
Lion Bay Funding LLC
3.92%, 11/06/2025
(b)
6,500 6,496
4.00%, 12/01/2025
(b)
5,500 5,482
LMA-Americas LLC
4.08%, 11/12/2025
(b)
5,000 4,994
4.09%, 01/06/2026
(b)
6,000 5,955
4.14%, 11/14/2025
(b)
5,000 4,993
4.15%, 11/20/2025
(b)
6,000 5,987
Longship Funding LLC
3.98%, 12/11/2025
(b)
6,000 5,973
LSEGA Financing PLC (credit support from London
Stock Exchange Group PLC )
4.19%, 11/14/2025
(b),(c)
5,000 4,992
4.20%, 11/10/2025
(b),(c)
6,000 5,994
4.24%, 11/07/2025
(b),(c)
10,000 9,993
4.25%, 11/20/2025
(b),(c)
5,050 5,039
Manhattan Asset Funding Co LLC
4.10%, 12/02/2025
(b)
5,000 4,982
4.15%, 11/03/2025
(b)
6,550 6,548
4.21%, 11/06/2025
(b)
5,000 4,997
4.37%, 11/14/2025
(b)
4,500 4,493
Nieuw Amsterdam Receivables Corp BV
4.07%, 12/04/2025
(b)
3,000 2,989
Podium Funding Trust
4.15%, 02/27/2026 4,940 4,873
4.33%, 01/16/2026 6,000 5,945
Prudential International Treasury Ltd (credit support
from Prudential PLC )
4.03%, 11/04/2025
(b),(c)
5,000 4,998
Thunder Bay Funding LLC
4.08%, 11/03/2025
(b)
4,965 4,964
$ 259,654
Electric - 2.83%
Berkshire Hathaway Energy Co
4.13%, 11/17/2025
(b)
4,500 4,492
National Rural Utilities Cooperative Finance Corp
4.08%, 11/06/2025 5,000 4,997
4.09%, 11/14/2025 5,000 4,993
4.11%, 11/13/2025 5,000 4,993
4.12%, 11/04/2025 6,000 5,998
4.13%, 11/07/2025 5,000 4,996
$ 30,469
Electrical Components & Equipment - 0.56%
Emerson Electric Co
4.05%, 01/05/2026
(b)
1,100 1,092
4.08%, 11/07/2025
(b)
5,000 4,996
$ 6,088
Healthcare - Products - 1.81%
Medtronic Global Holdings SCA (credit support
from Medtronic PLC )
4.13%, 11/14/2025
(b),(c)
5,500 5,492
4.15%, 11/12/2025
(b),(c)
3,000 2,996
4.17%, 11/17/2025
(b),(c)
5,000 4,991
4.18%, 11/24/2025
(b),(c)
6,000 5,984
$ 19,463
Healthcare - Services - 0.56%
UnitedHealth Group Inc
4.16%, 11/03/2025
(b)
6,000 5,999

Schedule of Investments
Money Market Fund
October 31, 2025
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 0.56%
Koch Cos LLC
4.01%, 12/02/2025 $ 6,000 $ 5,981
Insurance - 0.95%
New York Life Capital Corp (credit support from
New York Life Insurance )
4.30%, 12/05/2025
(b),(c)
3,772 3,757
Prudential Financial Inc
3.95%, 11/10/2025
(b)
6,500 6,493
$ 10,250
Investment Companies - 0.58%
St Lawrence Funding LLC
3.92%, 11/06/2025
(b)
6,200 6,197
Machinery - Construction & Mining - 0.56%
Caterpillar Financial Services Corp (credit support
from Caterpillar Inc )
4.06%, 11/06/2025
(c)
6,000 5,997
Machinery - Diversified - 0.56%
John Deere Capital Corp
4.00%, 11/21/2025
(b)
6,000 5,987
Mining - 0.46%
Rio Tinto Finance USA PLC (credit support from
Rio Tinto PLC )
4.10%, 11/19/2025
(b),(c)
5,000 4,990
Oil & Gas - 4.81%
BP Capital Markets PLC (credit support from BP
PLC )
3.99%, 11/07/2025
(b),(c)
7,000 6,995
4.03%, 11/05/2025
(b),(c)
6,500 6,497
4.05%, 11/04/2025
(b),(c)
6,000 5,998
4.07%, 11/03/2025
(b),(c)
6,000 5,999
TotalEnergies Capital SA (credit support from Total
SA )
4.02%, 03/13/2026
(b),(c)
5,780 5,695
4.05%, 12/30/2025
(b),(c)
5,000 4,967
4.10%, 11/03/2025
(b),(c)
6,000 5,998
4.10%, 11/04/2025
(b),(c)
3,700 3,699
4.10%, 11/05/2025
(b),(c)
6,000 5,997
$ 51,845
Oil & Gas Services - 1.11%
Schlumberger Investment SA (credit support from
Schlumberger NV )
4.10%, 12/03/2025
(b),(c)
6,000 5,978
4.20%, 11/19/2025
(b),(c)
6,000 5,987
$ 11,965
Pharmaceuticals - 1.71%
Novartis Finance Corp (credit support from Novartis
AG )
4.05%, 11/05/2025
(b),(c)
9,500 9,496
4.05%, 11/10/2025
(b),(c)
6,000 5,994
Sanofi SA
4.15%, 12/29/2025
(b)
3,000 2,980
$ 18,470
Retail - 1.86%
Home Depot Inc/The
3.93%, 11/06/2025
(b)
6,500 6,497
4.00%, 11/07/2025
(b)
7,000 6,995
4.08%, 11/05/2025
(b)
6,500 6,497
$ 19,989
Semiconductors - 0.57%
Analog Devices Inc
3.93%, 11/13/2025
(b)
6,200 6,192
Telecommunications - 2.17%
Telstra Group Ltd (credit support from Telstra
Corporation )
4.05%, 01/30/2026
(b),(c)
6,000 5,939
4.18%, 11/25/2025
(b),(c)
6,500 6,482
4.20%, 12/10/2025
(b),(c)
6,000 5,973
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telstra Group Ltd (credit support from Telstra
Corporation) (continued)
4.32%, 11/24/2025
(b),(c)
$ 5,000 $ 4,986
$ 23,380
Water - 2.40%
American Water Capital Corp (credit support from
American Water Works )
4.01%, 11/14/2025
(b),(c)
5,000 4,993
4.14%, 11/12/2025
(b),(c)
3,900 3,895
4.16%, 11/10/2025
(b),(c)
6,000 5,994
4.17%, 11/03/2025
(b),(c)
6,000 5,999
4.17%, 11/07/2025
(b),(c)
5,000 4,996
$ 25,877
TOTAL COMMERCIAL PAPER $ 759,942
REPURCHASE AGREEMENTS - 17.64%
Maturity Amount
(000's) Value (000's)
Banks - 17.64%
Bank of New York Mellon Repurchase Agreement;
4.13% traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government Security;
$265,200,053; 3.875%; dated 06/30/2030)
$ 40,005 $ 40,000
Barclays Capital Repurchase Agreement; 4.15%
traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government Security;
$40,800,058; 3.875%; dated 04/30/2030)
40,005 40,000
Goldman Sachs Repurchase Agreement; 4.14%
traded 10/31/2025 maturing 11/03/2025
(collateralized by US Government Securities;
$30,600,048; 2.50%-4.625%; dated
04/30/2029-02/15/2046)
30,003 30,000
HSBC Bank USA Repurchase Agreement;
4.13% traded 10/31/2025 maturing
11/03/2025 (collateralized by US Government
Securities; $40,800,001; 2.30%-4.56%; dated
06/01/2028-07/01/2033)
40,005 40,000
Merrill Lynch Repurchase Agreement; 4.14% traded
10/31/2025 maturing 11/03/2025 (collateralized
by US Government Securities; $40,800,000;
0.00%-6.64%; dated 07/31/2026-12/15/2058)
40,005 40,000
$ 190,000
TOTAL REPURCHASE AGREEMENTS $ 190,000
Total Investments $ 1,082,110
Other Assets and Liabilities -  (0.47)% (5,079)
TOTAL NET ASSETS - 100.00% $ 1,077,031
(a) 1-day yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $687,320 or 63.82% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security issued by foreign bank and denominated in USD.

Schedule of Investments
Overseas Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 11 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares MSCI EAFE Value ETF 60,800 $ 4,160
Money Market Funds - 10 .83%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
515,426 515
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
177,142,987 177,143
$ 177,658
TOTAL INVESTMENT COMPANIES $ 181,818
COMMON STOCKS - 90 .65 % Shares Held Value (000's)
Advertising - 0 .27%
Publicis Groupe SA 4,402 $ 441
WPP PLC 1,033,631 3,906
$ 4,347
Aerospace & Defense - 2 .21%
IHI Corp 9,900 205
QinetiQ Group PLC 993,714 6,275
Rolls-Royce Holdings PLC 1,310,717 20,170
Thales SA 33,904 9,668
$ 36,318
Agriculture - 0 .66%
British American Tobacco PLC 182,129 9,328
Imperial Brands PLC 14,846 590
Japan Tobacco Inc 23,100 805
Wilmar International Ltd 37,100 89
$ 10,812
Airlines - 0 .02%
ANA Holdings Inc 3,100 58
Deutsche Lufthansa AG 11,537 101
Japan Airlines Co Ltd 2,800 51
Singapore Airlines Ltd 29,100 148
$ 358
Apparel - 2 .35%
Kering SA 97,150 34,501
LVMH Moet Hennessy Louis Vuitton SE 5,715 4,039
$ 38,540
Automobile Manufacturers - 0 .50%
Bayerische Motoren Werke AG 5,397 503
Daimler Truck Holding AG 5,939 238
Honda Motor Co Ltd 76,100 769
Isuzu Motors Ltd 10,400 128
Mercedes-Benz Group AG 13,888 901
Nissan Motor Co Ltd
(d),(e)
43,000 98
Renault SA 3,697 144
Stellantis NV 38,773 394
Subaru Corp 11,300 240
Suzuki Motor Corp 19,600 293
Toyota Motor Corp 182,250 3,716
Volvo AB - B Shares 30,550 837
$ 8,261
Automobile Parts & Equipment - 1 .04%
Aisin Corp 9,500 171
Aumovio SE
(d)
156,316 6,721
Bridgestone Corp 11,000 480
Cie Generale des Etablissements Michelin SCA 12,893 412
Continental AG 105,762 8,082
Denso Corp 21,800 304
Sumitomo Electric Industries Ltd 13,800 503
Toyota Industries Corp 3,100 337
$ 17,010
Banks - 15 .17%
ABN AMRO Bank NV
(f)
398,625 11,910
AIB Group PLC 41,089 379
ANZ Group Holdings Ltd 661,110 15,835
Banca Mediolanum SpA 4,299 86
Banca Monte dei Paschi di Siena SpA 37,977 333
Banco Bilbao Vizcaya Argentaria SA 110,823 2,233
Banco BPM SpA 21,852 318
Banco Comercial Portugues SA 159,873 141
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Banco de Sabadell SA 96,614 $ 362
Banco Santander SA 186,052 1,896
Bank Hapoalim BM 24,037 488
Bank Leumi Le-Israel BM 28,722 583
Bank of Ireland Group PLC 18,526 303
Bank of Nova Scotia/The 226,900 14,882
Bankinter SA 12,963 195
Banque Cantonale Vaudoise 580 67
Barclays PLC 4,976,012 26,690
BNP Paribas SA 371,998 28,814
BOC Hong Kong Holdings Ltd 70,800 348
BPER Banca SPA 28,119 337
CaixaBank SA 74,937 792
Chiba Bank Ltd/The 10,900 106
Commerzbank AG 14,807 540
Credit Agricole SA 20,366 368
Danske Bank A/S 12,846 574
Deutsche Bank AG 243,329 8,711
DNB Bank ASA 17,049 435
Erste Group Bank AG 5,921 613
Eurobank Ergasias Services and Holdings SA 514,244 1,934
FinecoBank Banca Fineco SpA 7,643 175
Grupo Financiero Banorte SAB de CV 1,438,400 13,503
Hang Seng Bank Ltd 14,500 283
HSBC Holdings PLC 335,413 4,696
ING Groep NV 289,989 7,241
Intesa Sanpaolo SpA 273,883 1,765
Israel Discount Bank Ltd 23,571 236
Japan Post Bank Co Ltd 34,200 383
KBC Group NV 4,415 531
Lloyds Banking Group PLC 1,151,866 1,351
Macquarie Group Ltd 6,963 993
Mitsubishi UFJ Financial Group Inc 220,400 3,329
Mizrahi Tefahot Bank Ltd 3,001 195
Mizuho Financial Group Inc 48,400 1,621
National Australia Bank Ltd 58,901 1,679
NatWest Group PLC 894,262 6,885
Nordea Bank Abp 911,662 15,595
Oversea-Chinese Banking Corp Ltd 65,100 852
Resona Holdings Inc 14,000 135
Shinhan Financial Group Co Ltd 119,697 6,148
Skandinaviska Enskilda Banken AB 29,111 556
Societe Generale SA 142,945 9,065
Standard Chartered PLC 1,087,798 22,330
Sumitomo Mitsui Financial Group Inc 199,000 5,388
Sumitomo Mitsui Trust Group Inc 12,414 341
Svenska Handelsbanken AB 28,047 366
Swedbank AB 16,326 496
UniCredit SpA 167,713 12,419
United Overseas Bank Ltd 309,100 8,221
Westpac Banking Corp 65,803 1,665
Yokohama Financial Group Inc 19,700 143
$ 248,859
Beverages - 2 .73%
Anheuser-Busch InBev SA/NV 175,751 10,717
Carlsberg AS 74,864 8,802
Davide Campari-Milano NV 7,795 54
Diageo PLC 570,971 13,133
Heineken Holding NV 2,494 168
Heineken NV 145,932 11,300
JDE Peet's NV 3,286 120
Kirin Holdings Co Ltd 5,300 75
Pernod Ricard SA 3,881 380
$ 44,749
Building Materials - 1 .91%
AGC Inc 3,800 119
Amrize Ltd
(d)
9,811 508
Cie de Saint-Gobain SA 167,148 16,223
Heidelberg Materials AG 2,572 603

Schedule of Investments
Overseas Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Holcim AG
(d)
9,811 $ 872
Svenska Cellulosa AB SCA 11,680 156
TOTO Ltd 506,600 12,850
$ 31,331
Chemicals - 2 .47%
Akzo Nobel NV 376,954 24,911
Arkema SA 117,271 6,961
Asahi Kasei Corp 23,600 181
BASF SE 17,165 847
Covestro AG
(d)
3,453 241
DSM-Firmenich AG 3,578 292
EMS-Chemie Holding AG 69 47
Evonik Industries AG 4,928 83
ICL Group Ltd 14,892 97
Mitsubishi Chemical Group Corp 24,600 128
Nitto Denko Corp 13,600 339
Syensqo SA 73,999 6,109
Toray Industries Inc 26,600 163
Yara International ASA 3,185 116
$ 40,515
Commercial Services - 1 .22%
Dai Nippon Printing Co Ltd 7,500 125
Nexi SpA
(f)
10,649 56
Persol Holdings Co Ltd 1,266,700 2,101
Randstad NV 155,231 6,084
RELX PLC 244,929 10,788
Rentokil Initial PLC 48,577 271
Secom Co Ltd 5,300 179
Securitas AB 9,457 139
SGS SA 1,594 180
TOPPAN Holdings Inc 4,600 113
$ 20,036
Computers - 1 .35%
Capgemini SE 143,083 22,012
Otsuka Corp 1,300 26
SCSK Corp 900 33
Teleperformance SE 1,038 74
$ 22,145
Consumer Products - 1 .30%
Henkel AG & Co KGaA 1,999 149
Reckitt Benckiser Group PLC 276,556 21,154
$ 21,303
Cosmetics & Personal Care - 0 .08%
Kao Corp 5,800 246
Unilever PLC 16,503 990
$ 1,236
Distribution & Wholesale - 0 .29%
Bunzl PLC 6,301 192
Marubeni Corp 27,200 668
Mitsubishi Corp 62,000 1,489
Mitsui & Co Ltd 47,500 1,168
Rexel SA 4,312 149
Sumitomo Corp 21,000 611
Toyota Tsusho Corp 13,300 407
$ 4,684
Diversified Financial Services - 2 .62%
AerCap Holdings NV 3,393 442
Amundi SA
(f)
1,186 88
ASX Ltd 1,870 69
Azimut Holding SpA 342,345 13,398
Daiwa Securities Group Inc 25,700 198
Euronext NV
(f)
527 75
Japan Exchange Group Inc 9,600 107
Julius Baer Group Ltd 231,357 15,619
Mitsubishi HC Capital Inc 17,000 133
Nomura Holdings Inc 57,800 412
ORIX Corp 22,400 548
SBI Holdings Inc 3,500 156
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Schroders PLC 13,945 $ 70
St James's Place PLC 688,517 11,748
$ 43,063
Electric - 3 .38%
Chubu Electric Power Co Inc 13,100 182
Contact Energy Ltd 16,108 86
E.ON SE 184,293 3,429
EDP SA 60,348 300
Elia Group SA/NV 839 101
Enel SpA 1,787,545 18,082
Engie SA 35,122 822
Fortum Oyj 648,423 14,459
Iberdrola SA 122,050 2,474
Kansai Electric Power Co Inc/The 18,300 286
Meridian Energy Ltd 25,157 85
National Grid PLC 896,044 13,435
Origin Energy Ltd 33,128 266
Orsted AS
(d),(f)
10,163 182
Power Assets Holdings Ltd 26,500 168
Redeia Corp SA 7,803 141
RWE AG 12,158 599
Terna - Rete Elettrica Nazionale 27,054 277
$ 55,374
Electrical Components & Equipment - 0 .49%
Signify NV
(f)
333,624 7,986
Electronics - 3 .19%
Kyocera Corp 24,800 329
MINEBEA MITSUMI Inc 631,400 12,479
Murata Manufacturing Co Ltd 1,260,586 27,179
Sensata Technologies Holding PLC 387,486 12,334
Shimadzu Corp 1,600 43
$ 52,364
Energy - Alternate Sources - 0 .69%
Vestas Wind Systems A/S 555,255 11,356
Engineering & Construction - 0 .71%
Acciona SA 236 52
Auckland International Airport Ltd 32,469 151
Bouygues SA 3,681 166
Eiffage SA 1,320 163
Fraport AG Frankfurt Airport Services
Worldwide
(d)
117,787 10,096
Kajima Corp 8,200 264
Keppel Ltd 28,000 219
Obayashi Corp 12,500 212
Skanska AB 6,544 178
Taisei Corp 3,000 218
$ 11,719
Entertainment - 0 .01%
Genting Singapore Ltd 117,500 66
Lottery Corp Ltd/The 14,989 54
Toho Co Ltd/Tokyo 700 41
$ 161
Food - 0 .40%
Barry Callebaut AG
(e)
45 58
Carrefour SA 11,327 171
Danone SA 12,449 1,099
J Sainsbury PLC 33,168 149
Kerry Group PLC 1,103 101
Kesko Oyj 5,252 111
Koninklijke Ahold Delhaize NV 17,457 714
MEIJI Holdings Co Ltd 4,700 90
Nestle SA 32,206 3,077
Orkla ASA 4,782 49
Salmar ASA 806 45
Tesco PLC 126,245 762
WH Group Ltd
(f)
160,000 154
Yakult Honsha Co Ltd 3,200 48
$ 6,628

Schedule of Investments
Overseas Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food Service - 0 .00%
Sodexo SA 1,108 $ 61
Forest Products & Paper - 0 .03%
Holmen AB 1,467 56
Mondi PLC 8,488 95
UPM-Kymmene Oyj 10,147 272
$ 423
Gas - 1 .76%
Centrica PLC 5,277,118 12,437
Enagas SA 143,348 2,275
Osaka Gas Co Ltd 6,900 217
Sembcorp Industries Ltd
(e)
17,100 86
Snam SpA 2,254,599 13,905
$ 28,920
Hand & Machine Tools - 0 .77%
Fuji Electric Co Ltd 2,600 186
Makita Corp 402,746 12,175
Schindler Holding AG - PC 392 140
Schindler Holding AG - REG 226 76
$ 12,577
Healthcare - Products - 3 .83%
Elekta AB 1,418,888 7,212
FUJIFILM Holdings Corp 21,600 501
Getinge AB 423,701 9,925
Koninklijke Philips NV 536,390 14,695
Olympus Corp 1,001,627 12,327
QIAGEN NV 2,084 98
Smith & Nephew PLC 983,072 18,153
$ 62,911
Healthcare - Services - 0 .06%
Eurofins Scientific SE 1,140 80
Fresenius Medical Care AG 4,232 227
Fresenius SE & Co KGaA 8,124 468
Sonic Healthcare Ltd 9,029 125
$ 900
Holding Companies - Diversified - 0 .36%
Jardine Matheson Holdings Ltd 99,370 5,834
Swire Pacific Ltd 7,000 58
$ 5,892
Home Builders - 0 .34%
Barratt Redrow PLC 26,309 130
Berkeley Group Holdings PLC 92,600 4,906
Daiwa House Industry Co Ltd 10,800 366
Sekisui Chemical Co Ltd 7,300 127
$ 5,529
Home Furnishings - 0 .03%
Panasonic Holdings Corp 44,700 519
Insurance - 5 .07%
Aegon Ltd 25,427 194
Ageas SA/NV 2,869 190
AIA Group Ltd 1,425,400 13,871
Allianz SE 7,426 2,984
ASR Nederland NV 3,016 201
Aviva PLC 58,784 517
AXA SA 34,084 1,479
Dai-ichi Life Holdings Inc 33,600 236
Generali 16,391 631
Helvetia Holding AG 714 175
Insurance Australia Group Ltd 45,487 234
Japan Post Holdings Co Ltd 34,300 321
Japan Post Insurance Co Ltd 3,600 93
Legal & General Group PLC 3,116,182 9,738
M&G PLC 3,081,695 10,669
Medibank Pvt Ltd 34,434 110
MS&AD Insurance Group Holdings Inc 24,800 511
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
2,512 1,554
NN Group NV 5,174 354
Phoenix Financial Ltd 4,344 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Phoenix Group Holdings PLC 13,508 $ 120
Prudential PLC 683,358 9,505
QBE Insurance Group Ltd 18,873 245
Sampo Oyj 46,559 519
Samsung Fire & Marine Insurance Co Ltd 12,550 3,884
SCOR SE 377,585 11,430
Sompo Holdings Inc 292,300 8,908
Suncorp Group Ltd 20,823 267
Swiss Life Holding AG 549 596
Swiss Re AG 5,745 1,049
T&D Holdings Inc 9,500 204
Tryg A/S 6,465 159
Unipol Assicurazioni SpA 6,899 151
Zurich Insurance Group AG 2,815 1,958
$ 83,224
Internet - 0 .67%
LY Corp 34,700 102
Prosus NV
(d)
16,357 1,130
Rakuten Group Inc
(d)
10,200 67
Tencent Holdings Ltd 120,200 9,764
$ 11,063
Investment Companies - 0 .05%
EXOR NV 1,800 156
Groupe Bruxelles Lambert NV 1,539 135
Industrivarden AB - A Shares 1,483 62
Industrivarden AB - C Shares 1,949 81
L E Lundbergforetagen AB 1,463 78
Sofina SA 317 87
Washington H Soul Pattinson & Co Ltd 6,595 162
$ 761
Iron & Steel - 0 .26%
ArcelorMittal SA 82,800 3,161
BlueScope Steel Ltd 5,483 82
Fortescue Ltd 32,563 453
JFE Holdings Inc 11,100 127
Nippon Steel Corp 92,900 383
$ 4,206
Leisure Products & Services - 0 .88%
Carnival Corp
(d)
492,768 14,206
Shimano Inc 900 94
Yamaha Motor Co Ltd 17,700 128
$ 14,428
Lodging - 0 .01%
Whitbread PLC 3,363 128
Machinery - Construction & Mining - 0 .62%
Komatsu Ltd 284,147 9,505
Mitsubishi Electric Corp 23,900 679
$ 10,184
Machinery - Diversified - 3 .64%
FANUC Corp 454,100 15,154
Hexagon AB 570,466 6,954
Kone Oyj 2,288 153
Kubota Corp 18,800 243
Nabtesco Corp 456,958 11,447
Omron Corp 429,679 11,981
SMC Corp 40,100 13,727
Spirax Group PLC 504 47
$ 59,706
Media - 0 .00%
Pearson PLC 5,638 79
Metal Fabrication & Hardware - 0 .62%
MISUMI Group Inc 634,769 9,897
SKF AB 6,559 168
Tenaris SA 7,216 143
$ 10,208

Schedule of Investments
Overseas Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2 .46%
Anglo American PLC 21,520 $ 814
Barrick Mining Corp 164,015 5,384
BHP Group Ltd 97,608 2,783
Boliden AB
(d)
354,700 15,905
Glencore PLC
(d)
1,234,834 5,916
Norsk Hydro ASA 13,317 90
Northern Star Resources Ltd 436,699 7,042
Rio Tinto Ltd 7,140 620
Rio Tinto PLC 21,705 1,565
South32 Ltd 86,616 179
Sumitomo Metal Mining Co Ltd 3,100 101
$ 40,399
Miscellaneous Manufacturers - 2 .19%
Alstom SA
(d)
1,008,363 25,217
Chemring Group PLC 842,813 6,353
Siemens AG 7,307 2,071
Smiths Group PLC 69,399 2,298
$ 35,939
Office & Business Equipment - 0 .01%
Canon Inc 5,900 169
Oil & Gas - 3 .24%
Aker BP ASA 423,672 10,980
Bollore SE 13,523 75
BP PLC 2,693,189 15,779
DCC PLC
(e)
1,890 124
ENEOS Holdings Inc 33,710 213
Eni SpA 39,331 725
Equinor ASA 312,881 7,494
Idemitsu Kosan Co Ltd 14,900 104
Inpex Corp 17,000 314
Neste Oyj 2,847 59
OMV AG 2,833 155
Repsol SA 22,256 408
Santos Ltd 62,461 258
Shell PLC 113,313 4,248
Suncor Energy Inc 230,432 9,176
TotalEnergies SE 39,481 2,465
Woodside Energy Group Ltd 36,512 592
$ 53,169
Oil & Gas Services - 0 .46%
Saipem SpA 2,899,903 7,560
Packaging & Containers - 1 .67%
Amcor PLC 1,098,437 8,678
SIG Group AG 3,820 43
Smurfit WestRock PLC 185,786 6,859
Stora Enso Oyj 1,021,074 11,889
$ 27,469
Pharmaceuticals - 5 .11%
Astellas Pharma Inc 34,700 363
AstraZeneca PLC 139,850 23,068
Bayer AG 18,891 588
Eisai Co Ltd 5,100 151
Grifols SA 1,695 22
GSK PLC 359,613 8,420
Hikma Pharmaceuticals PLC 3,200 77
Ipsen SA 726 102
Kyowa Kirin Co Ltd 4,600 71
Merck KGaA 2,486 326
Novartis AG 18,279 2,262
Novo Nordisk A/S 193,396 9,521
Roche Holding AG 69,900 22,642
Sandoz Group AG 8,040 536
Sanofi SA 147,751 14,947
Shionogi & Co Ltd 14,500 243
Takeda Pharmaceutical Co Ltd 10,700 289
Teva Pharmaceutical Industries Ltd ADR
(d)
14,336 294
$ 83,922
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .01%
APA Group 25,088 $ 151
Private Equity - 0 .03%
3i Group PLC 6,552 379
CapitaLand Investment Ltd/Singapore 45,600 93
$ 472
Real Estate - 0 .19%
Azrieli Group Ltd 818 86
CK Asset Holdings Ltd 37,000 183
Daito Trust Construction Co Ltd 5,700 107
Fastighets AB Balder
(d)
13,807 101
Henderson Land Development Co Ltd 28,438 100
Hongkong Land Holdings Ltd 21,001 128
Hulic Co Ltd 8,900 92
LEG Immobilien SE 1,455 111
Mitsubishi Estate Co Ltd 13,300 282
Mitsui Fudosan Co Ltd 50,800 529
Sekisui House Ltd 11,400 245
Sino Land Co Ltd 70,000 87
Sumitomo Realty & Development Co Ltd 6,000 256
Sun Hung Kai Properties Ltd 27,883 339
Swiss Prime Site AG 1,543 219
Vonovia SE 7,232 218
Wharf Real Estate Investment Co Ltd 32,000 91
$ 3,174
REITs - 1 .18%
CapitaLand Ascendas REIT 75,600 164
CapitaLand Integrated Commercial Trust 113,300 206
Covivio SA/France 1,074 69
Gecina SA 886 82
Goodman Group 13,669 295
Klepierre SA 4,138 158
Land Securities Group PLC 13,609 111
Link REIT 49,880 260
LondonMetric Property PLC 4,082,655 10,214
Nippon Building Fund Inc 149 137
Scentre Group 100,171 267
Segro PLC 740,927 6,799
Stockland 46,156 191
Unibail-Rodamco-Westfield
(d)
2,342 242
Vicinity Ltd 74,595 123
$ 19,318
Retail - 0 .05%
Associated British Foods PLC 6,212 187
CK Hutchison Holdings Ltd 52,000 345
JD Sports Fashion PLC 48,793 60
Kingfisher PLC 33,761 137
MatsukiyoCocokara & Co 2,200 40
Nitori Holdings Co Ltd 2,700 44
Swatch Group AG/The - BR 362 75
$ 888
Semiconductors - 5 .26%
ASMPT Ltd 608,254 6,402
Infineon Technologies AG 617,246 24,500
Renesas Electronics Corp 1,698,200 20,972
Samsung Electronics Co Ltd 283,856 21,368
SK hynix Inc 32,694 12,721
STMicroelectronics NV 13,142 323
$ 86,286
Shipbuilding - 0 .00%
Yangzijiang Shipbuilding Holdings Ltd 17,200 46
Software - 0 .85%
Nice Ltd
(d)
426 58
SAP SE 53,659 13,955
$ 14,013
Telecommunications - 2 .13%
BT Group PLC 115,005 281
Deutsche Telekom AG 493,510 15,286
Elisa Oyj 2,736 121

Schedule of Investments
Overseas Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
HKT Trust & HKT Ltd 76,000 $ 111
KDDI Corp 183,200 2,921
Koninklijke KPN NV 74,790 346
Nokia OYJ 1,365,103 9,312
NTT Inc 575,600 592
Orange SA 35,806 573
Singapore Telecommunications Ltd 92,800 303
SoftBank Corp 552,500 785
SoftBank Group Corp 9,200 1,614
Swisscom AG
(d)
498 365
Tele2 AB 10,528 167
Telecom Italia SpA/Milano
(d)
221,116 130
Telefonaktiebolaget LM Ericsson 53,816 546
Telefonica SA 70,878 359
Telenor ASA 11,840 176
Telia Co AB 45,375 179
Telstra Group Ltd 76,636 245
Vodafone Group PLC 374,460 453
$ 34,865
Toys, Games & Hobbies - 0 .22%
Bandai Namco Holdings Inc 4,000 125
Nintendo Co Ltd 39,900 3,403
$ 3,528
Transportation - 1 .48%
AP Moller - Maersk A/S - A 56 115
AP Moller - Maersk A/S - B 75 154
Canadian Pacific Kansas City Ltd 175,535 12,632
Central Japan Railway Co 14,900 365
Deutsche Post AG 198,717 9,130
East Japan Railway Co 12,000 293
Getlink SE 2,907 53
Hankyu Hanshin Holdings Inc 4,600 124
Kawasaki Kisen Kaisha Ltd
(e)
6,800 97
Kuehne + Nagel International AG 928 178
Mitsui OSK Lines Ltd
(e)
6,700 199
MTR Corp Ltd 15,000 55
Nippon Yusen KK 8,300 287
Poste Italiane SpA
(f)
8,790 212
SG Holdings Co Ltd 5,500 51
SITC International Holdings Co Ltd 26,000 96
Tokyo Metro Co Ltd 1,600 17
Tokyu Corp 4,800 53
West Japan Railway Co 8,100 167
$ 24,278
Water - 0 .05%
Severn Trent PLC 5,205 190
United Utilities Group PLC 13,111 207
Veolia Environnement SA 12,109 400
$ 797
TOTAL COMMON STOCKS $ 1,487,317
PREFERRED STOCKS - 0 .69 % Shares Held Value (000's)
Automobile Manufacturers - 0 .68%
Bayerische Motoren Werke AG 4.32% 1,078 $ 93
Dr Ing hc F Porsche AG 1.49%
(e),(f)
200,053 10,467
Porsche Automobil Holding SE 1.91% 2,945 117
Volkswagen AG 6.36% 3,965 413
$ 11,090
Consumer Products - 0 .01%
Henkel AG & Co KGaA 2.04% 3,085 250
TOTAL PREFERRED STOCKS $ 11,340
Total Investments $ 1,680,475
Other Assets and Liabilities -  (2.42)% (39,715)
TOTAL NET ASSETS - 100.00% $ 1,640,760
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,805 or
0.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,144 or 0.50% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $31,130 or 1.90% of net assets.

Schedule of Investments
Overseas Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 11,503 $ 1,328,362 $ 1,162,722 $ 177,143
$ 11,503 $ 1,328,362 $ 1,162,722 $ 177,143
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 909 $ — $ — $ —
$ 909 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2025 Long 111 $ 15,579 $ (11)
Total $ (11)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .81 % Shares Held Value (000's)
Money Market Funds - 1 .81%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
93,887,950 $ 93,888
TOTAL INVESTMENT COMPANIES $ 93,888
COMMON STOCKS - 98 .62 % Shares Held Value (000's)
Aerospace & Defense - 0 .98%
Boeing Co/The
(c)
76,409 $ 15,360
RTX Corp 197,005 35,165
$ 50,525
Apparel - 0 .37%
Birkenstock Holding Plc
(c)
482,361 19,251
Automobile Manufacturers - 2 .74%
Cummins Inc 69,042 30,218
PACCAR Inc 180,258 17,738
Tesla Inc
(c)
206,105 94,099
$ 142,055
Banks - 4 .65%
East West Bancorp Inc 249,970 25,397
JPMorgan Chase & Co 516,357 160,649
Morgan Stanley 222,557 36,500
Wintrust Financial Corp 140,503 18,268
$ 240,814
Biotechnology - 0 .91%
Gilead Sciences Inc 107,512 12,879
Vertex Pharmaceuticals Inc
(c)
80,000 34,045
$ 46,924
Building Materials - 2 .17%
CRH PLC 436,929 52,038
Modine Manufacturing Co
(c)
199,104 30,505
Trane Technologies PLC 66,358 29,772
$ 112,315
Chemicals - 0 .84%
Linde PLC 104,489 43,708
Commercial Services - 0 .51%
Service Corp International/US 319,415 26,674
Computers - 7 .05%
Apple Inc 1,213,239 328,024
Western Digital Corp 247,128 37,121
$ 365,145
Cosmetics & Personal Care - 0 .62%
Procter & Gamble Co/The 212,265 31,918
Diversified Financial Services - 4 .96%
American Express Co 110,583 39,891
Ameriprise Financial Inc 79,897 36,175
Nasdaq Inc 591,206 50,542
Visa Inc 383,492 130,671
$ 257,279
Electric - 1 .83%
Constellation Energy Corp 171,720 64,739
NRG Energy Inc 176,343 30,306
$ 95,045
Electrical Components & Equipment - 0 .80%
Eaton Corp PLC 109,054 41,611
Energy - Alternate Sources - 0 .55%
NEXTracker Inc
(c)
283,377 28,683
Environmental Control - 0 .98%
Republic Services Inc 243,085 50,620
Food - 0 .15%
Sprouts Farmers Market Inc
(c)
99,411 7,850
Gas - 0 .57%
Atmos Energy Corp 170,475 29,274
Healthcare - Products - 2 .24%
Abbott Laboratories 200,956 24,842
Stryker Corp 25,744 9,171
Thermo Fisher Scientific Inc 144,926 82,230
$ 116,243
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0 .67%
HCA Healthcare Inc 75,203 $ 34,569
Home Builders - 0 .67%
DR Horton Inc 232,154 34,610
Insurance - 1 .56%
Berkshire Hathaway Inc - Class B
(c)
138,082 65,940
Progressive Corp/The 71,390 14,706
$ 80,646
Internet - 16 .40%
Alphabet Inc - A Shares 906,144 254,799
Amazon.com Inc
(c)
805,905 196,818
AppLovin Corp
(c)
34,126 21,750
Meta Platforms Inc 195,205 126,561
Netflix Inc
(c)
28,034 31,366
Palo Alto Networks Inc
(c)
300,011 66,074
Reddit Inc
(c)
159,637 33,356
Shopify Inc
(c)
286,662 49,839
Spotify Technology SA
(c)
36,567 23,963
Uber Technologies Inc
(c)
468,866 45,246
$ 849,772
Investment Companies - 0 .40%
Riot Platforms Inc
(c)
1,044,592 20,662
Machinery - Construction & Mining - 1 .48%
BWX Technologies Inc 114,800 24,522
Caterpillar Inc 19,173 11,068
GE Vernova Inc 70,073 41,003
$ 76,593
Machinery - Diversified - 0 .38%
Deere & Co 43,143 19,916
Media - 0 .55%
Nexstar Media Group Inc 145,860 28,549
Mining - 0 .36%
Cameco Corp 183,126 18,717
Miscellaneous Manufacturers - 0 .82%
Parker-Hannifin Corp 54,742 42,306
Oil & Gas - 2 .30%
Expand Energy Corp 195,667 20,215
Exxon Mobil Corp 288,170 32,955
Marathon Petroleum Corp 337,408 65,764
$ 118,934
Pharmaceuticals - 4 .85%
AbbVie Inc 249,841 54,475
Eli Lilly & Co 71,602 61,783
McKesson Corp 90,160 73,150
Novartis AG ADR 502,296 62,179
$ 251,587
Pipelines - 0 .71%
Kinder Morgan Inc 1,414,562 37,047
Private Equity - 0 .55%
KKR & Co Inc 243,000 28,754
REITs - 1 .13%
Equinix Inc 3,836 3,245
Extra Space Storage Inc 109,427 14,613
Regency Centers Corp 586,932 40,469
$ 58,327
Retail - 5 .58%
Casey's General Stores Inc 140,752 72,232
Costco Wholesale Corp 70,560 64,312
Domino's Pizza Inc 49,258 19,627
O'Reilly Automotive Inc
(c)
411,285 38,842
TJX Cos Inc/The 563,006 78,900
Tractor Supply Co 279,824 15,141
$ 289,054
Semiconductors - 14 .97%
Broadcom Inc 490,948 181,469
KLA Corp 50,140 60,606
Lam Research Corp 416,038 65,509
NVIDIA Corp 1,976,179 400,157

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR 226,838 $ 68,149
$ 775,890
Software - 10 .23%
Broadridge Financial Solutions Inc 113,060 24,918
Cloudflare Inc
(c)
162,118 41,065
Datadog Inc
(c)
128,517 20,924
Fair Isaac Corp
(c)
15,545 25,797
Microsoft Corp 673,743 348,871
Salesforce Inc 41,862 10,901
ServiceNow Inc
(c)
18,186 16,718
Twilio Inc
(c)
157,776 21,281
Workday Inc
(c)
82,794 19,864
$ 530,339
Telecommunications - 2 .09%
Arista Networks Inc
(c)
275,621 43,463
Motorola Solutions Inc 73,756 29,997
T-Mobile US Inc 166,898 35,057
$ 108,517
TOTAL COMMON STOCKS $ 5,110,723
Total Investments $ 5,204,611
Other Assets and Liabilities -  (0.43)% (22,244)
TOTAL NET ASSETS - 100.00% $ 5,182,367
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 24,066 $ 1,530,851 $ 1,461,029 $ 93,888
$ 24,066 $ 1,530,851 $ 1,461,029 $ 93,888
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 1,965 $ — $ — $ —
$ 1,965 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .85%
Blue Chip Fund
(a)
137,053 $ 7,084
Core Fixed Income Fund
(a)
8,104,200 70,831
Diversified Real Asset Fund
(a)
64,641 780
Global Emerging Markets Fund
(a)
109,570 3,828
High Yield Fund
(a)
1,953,663 13,129
International Equity Fund
(a)
1,113,438 18,160
International Small Company Fund
(a)
72,495 905
LargeCap Growth Fund I
(a)
398,484 7,595
MidCap Fund
(a)
34,857 1,580
Real Estate Securities Fund
(a)
116,073 3,258
SmallCap Fund
(a)
95,882 3,065
SmallCap S&P 600 Index Fund
(a)
12,713 338
Small-MidCap Dividend Income Fund
(a)
90,029 1,759
$ 132,312
Principal Funds, Inc. Institutional Class - 35 .16%
Equity Income Fund
(a)
170,933 7,337
Inflation Protection Fund
(a)
1,447,022 11,663
LargeCap S&P 500 Index Fund
(a)
361,914 12,030
LargeCap Value Fund III
(a)
320,253 6,591
Short-Term Income Fund
(a)
2,809,065 34,130
$ 71,751
TOTAL INVESTMENT COMPANIES $ 204,063
Total Investments $ 204,063
Other Assets and Liabilities -  (0.01)% (28)
TOTAL NET ASSETS - 100.00% $ 204,035
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,912 $ 868 $ 4,665 $ 7,084
Core Fixed Income Fund 79,079 12,850 22,598 70,831
Diversified International Fund 18,969 1,270 20,157 —
Diversified Real Asset Fund 976 87 319 780
Equity Income Fund 9,245 1,570 3,409 7,337
Global Emerging Markets Fund 2,009 1,804 630 3,828
High Income Fund 1,855 49 2,224 —
High Yield Fund 15,974 4,494 6,899 13,129
High Yield Fund - Institutional Class — 2,150 2,150 —
Inflation Protection Fund 13,640 1,979 4,202 11,663
International Equity Fund — 20,405 5,562 18,160
International Small Company Fund 1,842 455 1,509 905
LargeCap Growth Fund I 9,895 2,828 4,381 7,595
LargeCap S&P 500 Index Fund 10,329 3,231 3,111 12,030
LargeCap Value Fund III 9,272 1,359 3,948 6,591
MidCap Fund 2,415 205 1,036 1,580
Real Estate Securities Fund 4,387 394 1,272 3,258
Short-Term Income Fund 41,120 5,389 12,879 34,130
SmallCap Fund 3,277 707 1,202 3,065
SmallCap S&P 600 Index Fund — 909 541 338
Small-MidCap Dividend Income Fund 2,137 433 839 1,759
$ 236,333 $ 63,436 $ 103,533 $ 204,063
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 13 $ 2,544 $ 427 $ (1,575)
Core Fixed Income Fund 2,768 (1,522) — 3,022
Diversified International Fund 447 6,635 509 (6,717)
Diversified Real Asset Fund 28 (10) — 46
Equity Income Fund 158 1,006 760 (1,075)
Global Emerging Markets Fund 6 8 — 637
High Income Fund 49 (8) — 328
High Yield Fund 972 (42) — (398)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 428 1 — 245
International Equity Fund — 447 — 2,870
International Small Company Fund 49 65 — 52
LargeCap Growth Fund I 55 1,138 2,345 (1,885)
LargeCap S&P 500 Index Fund 144 1,756 132 (175)
LargeCap Value Fund III 128 940 563 (1,032)
MidCap Fund 5 108 71 (112)
Real Estate Securities Fund 95 (47) 64 (204)
Short-Term Income Fund 1,413 (34) — 534
SmallCap Fund 31 13 31 270
SmallCap S&P 600 Index Fund 5 12 24 (42)
Small-MidCap Dividend Income Fund 34 (2) 58 30
$ 6,828 $ 13,008 $ 4,984 $ (5,181)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .10%
Blue Chip Fund
(a)
1,582,554 $ 81,802
Core Fixed Income Fund
(a)
75,976,846 664,038
Diversified Real Asset Fund
(a)
611,336 7,379
Global Emerging Markets Fund
(a)
1,263,289 44,139
High Yield Fund
(a)
17,645,680 118,579
International Equity Fund
(a)
12,838,413 209,395
International Small Company Fund
(a)
841,692 10,504
LargeCap Growth Fund I
(a)
4,600,311 87,682
MidCap Fund
(a)
402,684 18,250
Real Estate Securities Fund
(a)
1,134,711 31,851
SmallCap Fund
(a)
1,105,167 35,332
SmallCap S&P 600 Index Fund
(a)
145,880 3,873
Small-MidCap Dividend Income Fund
(a)
1,041,078 20,343
$ 1,333,167
Principal Funds, Inc. Institutional Class - 33 .91%
Equity Income Fund
(a)
1,986,564 85,263
Inflation Protection Fund
(a)
13,083,214 105,451
LargeCap S&P 500 Index Fund
(a)
4,154,829 138,106
LargeCap Value Fund III
(a)
3,699,067 76,127
Short-Term Income Fund
(a)
22,969,873 279,084
$ 684,031
TOTAL INVESTMENT COMPANIES $ 2,017,198
Total Investments $ 2,017,198
Other Assets and Liabilities -  (0.01)% (215)
TOTAL NET ASSETS - 100.00% $ 2,016,983
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 118,173 $ 5,541 $ 53,052 $ 81,802
Core Fixed Income Fund 730,173 94,355 174,580 664,038
Diversified International Fund 225,830 11,553 236,379 —
Diversified Real Asset Fund 9,355 293 2,606 7,379
Equity Income Fund 110,253 12,391 36,122 85,263
Global Emerging Markets Fund 24,718 18,279 6,435 44,139
High Income Fund 16,009 421 19,075 —
High Yield Fund 139,663 36,681 54,060 118,579
High Yield Fund - Institutional Class — 18,437 18,437 —
Inflation Protection Fund 119,610 14,581 30,958 105,451
International Equity Fund — 236,270 65,817 209,395
International Small Company Fund 21,833 4,209 16,899 10,504
LargeCap Growth Fund I 117,961 29,254 49,717 87,682
LargeCap S&P 500 Index Fund 123,994 29,493 33,819 138,106
LargeCap Value Fund III 110,572 9,853 42,811 76,127
MidCap Fund 28,767 983 11,401 18,250
Real Estate Securities Fund 43,093 1,676 10,421 31,851
Short-Term Income Fund 318,699 41,537 85,076 279,084
SmallCap Fund 41,006 5,329 13,956 35,332
SmallCap S&P 600 Index Fund — 11,023 6,796 3,873
Small-MidCap Dividend Income Fund 25,451 3,440 8,789 20,343
$ 2,325,160 $ 585,599 $ 977,206 $ 2,017,198
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 153 $ 31,406 $ 5,180 $ (20,266)
Core Fixed Income Fund 25,778 (12,903) — 26,993
Diversified International Fund 5,381 1,536 6,157 (2,540)
Diversified Real Asset Fund 269 (394) — 731
Equity Income Fund 1,877 12,287 9,233 (13,546)
Global Emerging Markets Fund 78 90 — 7,487
High Income Fund 421 (68) — 2,713
High Yield Fund 8,635 (359) — (3,346)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 3,794 (2,517) — 4,735
International Equity Fund — 5,846 — 33,096
International Small Company Fund 592 106 — 1,255
LargeCap Growth Fund I 665 11,816 28,380 (21,632)
LargeCap S&P 500 Index Fund 1,751 21,098 1,610 (2,660)
LargeCap Value Fund III 1,545 11,412 6,827 (12,899)
MidCap Fund 57 402 862 (501)
Real Estate Securities Fund 941 (509) 640 (1,988)
Short-Term Income Fund 11,129 (355) — 4,279
SmallCap Fund 391 80 398 2,873
SmallCap S&P 600 Index Fund 66 152 287 (506)
Small-MidCap Dividend Income Fund 402 (62) 707 303
$ 63,925 $ 79,064 $ 60,281 $ 4,581
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .37%
Blue Chip Fund
(a)
1,266,075 $ 65,444
Core Fixed Income Fund
(a)
50,016,188 437,141
Diversified Real Asset Fund
(a)
434,825 5,248
Global Emerging Markets Fund
(a)
1,009,341 35,266
High Yield Fund
(a)
10,630,759 71,439
International Equity Fund
(a)
10,264,705 167,417
International Small Company Fund
(a)
675,877 8,435
LargeCap Growth Fund I
(a)
3,679,485 70,131
MidCap Fund
(a)
322,600 14,620
Real Estate Securities Fund
(a)
764,334 21,455
SmallCap Fund
(a)
885,088 28,296
SmallCap S&P 600 Index Fund
(a)
116,344 3,089
Small-MidCap Dividend Income Fund
(a)
833,756 16,292
$ 944,273
Principal Funds, Inc. Institutional Class - 31 .64%
Equity Income Fund
(a)
1,588,494 68,178
Inflation Protection Fund
(a)
7,881,071 63,521
LargeCap S&P 500 Index Fund
(a)
3,320,010 110,357
LargeCap Value Fund III
(a)
2,960,201 60,921
Short-Term Income Fund
(a)
11,026,310 133,970
$ 436,947
TOTAL INVESTMENT COMPANIES $ 1,381,220
Total Investments $ 1,381,220
Other Assets and Liabilities -  (0.01)% (88)
TOTAL NET ASSETS - 100.00% $ 1,381,132
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 92,702 $ 5,857 $ 42,002 $ 65,444
Core Fixed Income Fund 476,339 69,610 117,938 437,141
Diversified International Fund 176,852 9,758 185,791 —
Diversified Real Asset Fund 6,469 351 1,811 5,248
Equity Income Fund 86,711 11,389 28,983 68,178
Global Emerging Markets Fund 19,452 15,087 5,263 35,266
High Income Fund 9,415 247 11,320 —
High Yield Fund 81,871 24,066 32,205 71,439
High Yield Fund - Institutional Class — 10,944 10,944 —
Inflation Protection Fund 70,562 10,650 19,002 63,521
International Equity Fund — 188,841 52,289 167,417
International Small Company Fund 16,814 3,826 13,282 8,435
LargeCap Growth Fund I 92,591 24,581 39,437 70,131
LargeCap S&P 500 Index Fund 94,480 27,361 25,817 110,357
LargeCap Value Fund III 86,937 9,434 34,283 60,921
MidCap Fund 22,690 1,237 9,216 14,620
Real Estate Securities Fund 28,672 1,707 7,245 21,455
Short-Term Income Fund 146,617 27,717 42,174 133,970
SmallCap Fund 31,006 5,323 10,476 28,296
SmallCap S&P 600 Index Fund — 8,490 5,130 3,089
Small-MidCap Dividend Income Fund 19,960 3,055 6,897 16,292
$ 1,560,140 $ 459,531 $ 701,505 $ 1,381,220
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 120 $ 22,799 $ 4,059 $ (13,912)
Core Fixed Income Fund 16,899 (2,695) — 11,825
Diversified International Fund 4,243 30,316 4,850 (31,135)
Diversified Real Asset Fund 190 (86) — 325
Equity Income Fund 1,492 5,297 7,254 (6,236)
Global Emerging Markets Fund 62 78 — 5,912
High Income Fund 247 (42) — 1,700
High Yield Fund 5,140 (212) — (2,081)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 2,251 (1,035) — 2,346
International Equity Fund — 4,403 — 26,462
International Small Company Fund 461 14 — 1,063
LargeCap Growth Fund I 525 5,724 22,380 (13,328)
LargeCap S&P 500 Index Fund 1,339 7,959 1,232 6,374
LargeCap Value Fund III 1,220 6,621 5,397 (7,788)
MidCap Fund 45 924 680 (1,015)
Real Estate Securities Fund 633 (335) 429 (1,344)
Short-Term Income Fund 5,171 (40) — 1,850
SmallCap Fund 298 77 303 2,366
SmallCap S&P 600 Index Fund 51 122 221 (393)
Small-MidCap Dividend Income Fund 317 (56) 553 230
$ 40,704 $ 79,833 $ 47,358 $ (16,779)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .37%
Blue Chip Fund
(a)
5,669,361 $ 293,049
Core Fixed Income Fund
(a)
170,549,188 1,490,600
Diversified Real Asset Fund
(a)
2,017,051 24,346
Global Emerging Markets Fund
(a)
4,512,314 157,660
High Yield Fund
(a)
35,630,144 239,435
International Equity Fund
(a)
45,914,557 748,866
International Small Company Fund
(a)
3,040,744 37,949
LargeCap Growth Fund I
(a)
16,471,463 313,946
MidCap Fund
(a)
1,446,733 65,566
Real Estate Securities Fund
(a)
2,963,928 83,197
SmallCap Fund
(a)
3,963,623 126,717
SmallCap S&P 600 Index Fund
(a)
519,106 13,782
Small-MidCap Dividend Income Fund
(a)
3,735,951 73,001
$ 3,668,114
Principal Funds, Inc. Institutional Class - 29 .64%
Equity Income Fund
(a)
7,114,055 305,335
Inflation Protection Fund
(a)
24,825,014 200,090
LargeCap S&P 500 Index Fund
(a)
14,831,268 492,991
LargeCap Value Fund III
(a)
13,259,170 272,874
Short-Term Income Fund
(a)
22,516,284 273,573
$ 1,544,863
TOTAL INVESTMENT COMPANIES $ 5,212,977
Total Investments $ 5,212,977
Other Assets and Liabilities -  (0.01)% (443)
TOTAL NET ASSETS - 100.00% $ 5,212,534
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 389,421 $ 19,785 $ 154,766 $ 293,049
Core Fixed Income Fund 1,483,949 242,694 266,681 1,490,600
Diversified International Fund 746,648 39,369 782,698 —
Diversified Real Asset Fund 26,793 1,012 4,536 24,346
Equity Income Fund 365,327 42,830 99,759 305,335
Global Emerging Markets Fund 79,804 67,135 15,445 157,660
High Income Fund 29,338 771 35,377 —
High Yield Fund 252,490 72,832 78,670 239,435
High Yield Fund - Institutional Class — 34,208 34,208 —
Inflation Protection Fund 211,704 29,643 45,479 200,090
International Equity Fund — 791,244 176,736 748,866
International Small Company Fund 68,575 13,501 48,985 37,949
LargeCap Growth Fund I 389,076 98,479 143,805 313,946
LargeCap S&P 500 Index Fund 393,887 124,053 86,957 492,991
LargeCap Value Fund III 366,230 34,331 123,775 272,874
MidCap Fund 96,172 3,747 33,838 65,566
Real Estate Securities Fund 102,880 4,621 18,194 83,197
Short-Term Income Fund 267,128 75,839 72,661 273,573
SmallCap Fund 130,201 19,139 33,995 126,717
SmallCap S&P 600 Index Fund — 34,853 19,963 13,782
Small-MidCap Dividend Income Fund 84,376 10,478 22,709 73,001
$ 5,483,999 $ 1,760,564 $ 2,299,237 $ 5,212,977
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 42,561 $ 17,153 $ (3,952)
Core Fixed Income Fund 54,618 (10,320) — 40,958
Diversified International Fund 17,917 41,381 20,582 (44,700)
Diversified Real Asset Fund 841 (23) — 1,100
Equity Income Fund 6,430 6,568 30,761 (9,631)
Global Emerging Markets Fund 254 149 — 26,017
High Income Fund 771 (135) — 5,403
High Yield Fund 16,496 (532) — (6,685)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 6,488 (104) — 4,326
International Equity Fund — 15,997 — 118,361
International Small Company Fund 1,876 1,195 — 3,663
LargeCap Growth Fund I 2,207 15,981 94,147 (45,785)
LargeCap S&P 500 Index Fund 5,591 31,036 5,139 30,972
LargeCap Value Fund III 5,150 24,742 22,760 (28,654)
MidCap Fund 192 1,059 2,901 (1,574)
Real Estate Securities Fund 1,968 (2,408) 1,916 (3,702)
Short-Term Income Fund 9,471 (13) — 3,280
SmallCap Fund 1,251 347 1,273 11,025
SmallCap S&P 600 Index Fund 209 471 908 (1,579)
Small-MidCap Dividend Income Fund 1,372 (155) 2,360 1,011
$ 133,608 $ 167,797 $ 199,900 $ 99,854
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 76 .27%
Blue Chip Fund
(a)
2,555,300 $ 132,083
Core Fixed Income Fund
(a)
68,304,677 596,983
Global Emerging Markets Fund
(a)
2,031,017 70,964
High Yield Fund
(a)
12,959,462 87,088
International Equity Fund
(a)
20,677,952 337,257
International Small Company Fund
(a)
1,374,895 17,159
LargeCap Growth Fund I
(a)
7,421,485 141,453
MidCap Fund
(a)
653,524 29,618
Real Estate Securities Fund
(a)
1,455,597 40,859
SmallCap Fund
(a)
1,787,168 57,136
SmallCap S&P 600 Index Fund
(a)
233,076 6,188
Small-MidCap Dividend Income Fund
(a)
1,683,434 32,894
$ 1,549,682
Principal Funds, Inc. Institutional Class - 23 .74%
Equity Income Fund
(a)
3,187,139 136,792
LargeCap S&P 500 Index Fund
(a)
6,697,526 222,626
LargeCap Value Fund III
(a)
5,977,239 123,011
$ 482,429
TOTAL INVESTMENT COMPANIES $ 2,032,111
Total Investments $ 2,032,111
Other Assets and Liabilities -  (0.01)% (110)
TOTAL NET ASSETS - 100.00% $ 2,032,001
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 161,293 $ 13,252 $ 59,249 $ 132,083
Core Fixed Income Fund 552,431 118,396 85,675 596,983
Diversified International Fund 309,490 19,817 328,020 —
Equity Income Fund 151,781 23,143 37,243 136,792
Global Emerging Markets Fund 32,871 31,847 5,268 70,964
High Income Fund 9,586 251 12,213 —
High Yield Fund 85,397 27,753 23,027 87,088
High Yield Fund - Institutional Class — 11,832 11,832 —
International Equity Fund — 346,890 68,671 337,257
International Small Company Fund 30,327 5,207 20,613 17,159
LargeCap Growth Fund I 161,264 46,361 54,579 141,453
LargeCap S&P 500 Index Fund 164,862 59,804 29,861 222,626
LargeCap Value Fund III 152,101 19,618 47,349 123,011
MidCap Fund 40,003 3,080 13,173 29,618
Real Estate Securities Fund 46,930 3,881 7,071 40,859
SmallCap Fund 54,844 10,085 12,633 57,136
SmallCap S&P 600 Index Fund — 15,482 8,811 6,188
Small-MidCap Dividend Income Fund 35,005 5,768 8,258 32,894
$ 1,988,185 $ 762,467 $ 833,546 $ 2,032,111
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 213 $ 10,496 $ 7,157 $ 6,291
Core Fixed Income Fund 20,869 9 — 11,822
Diversified International Fund 7,570 28,629 8,718 (29,916)
Equity Income Fund 2,777 677 12,882 (1,566)
Global Emerging Markets Fund 107 22 — 11,492
High Income Fund 251 (46) — 2,422
High Yield Fund 5,830 (139) — (2,896)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 5,728 — 53,310
International Small Company Fund 857 134 — 2,104
LargeCap Growth Fund I 927 (1,218) 39,552 (10,375)
LargeCap S&P 500 Index Fund 2,374 2,367 2,180 25,454
LargeCap Value Fund III 2,173 1,911 9,594 (3,270)
MidCap Fund 82 936 1,218 (1,228)
Real Estate Securities Fund 985 56 853 (2,937)
SmallCap Fund 538 26 547 4,814
SmallCap S&P 600 Index Fund 93 216 403 (699)
Small-MidCap Dividend Income Fund 593 (73) 989 452
$ 46,239 $ 49,731 $ 84,093 $ 65,274
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .06%
Blue Chip Fund
(a)
7,041,147 $ 363,957
Core Fixed Income Fund
(a)
103,899,785 908,084
Global Emerging Markets Fund
(a)
5,599,952 195,662
High Yield Fund
(a)
22,993,405 154,516
International Equity Fund
(a)
57,000,446 929,677
International Small Company Fund
(a)
3,784,719 47,233
LargeCap Growth Fund I
(a)
20,452,229 389,820
MidCap Fund
(a)
1,797,879 81,480
Real Estate Securities Fund
(a)
3,304,201 92,749
SmallCap Fund
(a)
4,924,399 157,433
SmallCap S&P 600 Index Fund
(a)
643,169 17,076
Small-MidCap Dividend Income Fund
(a)
4,643,139 90,727
$ 3,428,414
Principal Funds, Inc. Institutional Class - 27 .95%
Equity Income Fund
(a)
8,788,874 377,218
LargeCap S&P 500 Index Fund
(a)
18,460,682 613,633
LargeCap Value Fund III
(a)
16,469,043 338,933
$ 1,329,784
TOTAL INVESTMENT COMPANIES $ 4,758,198
Total Investments $ 4,758,198
Other Assets and Liabilities -  (0.01)% (365)
TOTAL NET ASSETS - 100.00% $ 4,757,833
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 459,086 $ 24,542 $ 166,752 $ 363,957
Core Fixed Income Fund 808,049 213,303 130,614 908,084
Diversified International Fund 882,611 47,877 926,882 —
Equity Income Fund 431,826 52,160 104,191 377,218
Global Emerging Markets Fund 92,626 86,224 15,284 195,662
High Income Fund 16,487 433 21,014 —
High Yield Fund 143,355 54,021 37,765 154,516
High Yield Fund - Institutional Class — 20,356 20,356 —
International Equity Fund — 953,452 188,487 929,677
International Small Company Fund 84,687 13,317 56,949 47,233
LargeCap Growth Fund I 458,919 117,830 153,668 389,820
LargeCap S&P 500 Index Fund 470,015 156,933 90,044 613,633
LargeCap Value Fund III 432,810 42,083 132,178 338,933
MidCap Fund 114,244 4,805 36,878 81,480
Real Estate Securities Fund 111,163 5,355 17,121 92,749
SmallCap Fund 156,294 22,442 34,986 157,433
SmallCap S&P 600 Index Fund — 43,092 24,692 17,076
Small-MidCap Dividend Income Fund 99,757 12,498 22,701 90,727
$ 4,761,929 $ 1,870,723 $ 2,180,562 $ 4,758,198
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 599 $ 32,536 $ 20,272 $ 14,545
Core Fixed Income Fund 30,577 (20) — 17,366
Diversified International Fund 21,318 43,737 24,565 (47,343)
Equity Income Fund 7,763 2,361 36,459 (4,938)
Global Emerging Markets Fund 297 90 — 32,006
High Income Fund 433 (94) — 4,188
High Yield Fund 9,918 (182) — (4,913)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 17,802 — 146,910
International Small Company Fund 2,345 1,480 — 4,698
LargeCap Growth Fund I 2,615 (1,993) 111,545 (31,268)
LargeCap S&P 500 Index Fund 6,702 9,400 6,160 67,329
LargeCap Value Fund III 6,118 12,642 27,033 (16,424)
MidCap Fund 230 3,375 3,458 (4,066)
Real Estate Securities Fund 2,274 524 1,998 (7,172)
SmallCap Fund 1,514 428 1,540 13,255
SmallCap S&P 600 Index Fund 259 627 1,123 (1,951)
Small-MidCap Dividend Income Fund 1,657 (137) 2,799 1,310
$ 94,619 $ 122,576 $ 236,952 $ 183,532
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .64%
Blue Chip Fund
(a)
2,977,482 $ 153,906
Core Fixed Income Fund
(a)
22,018,759 192,444
Global Emerging Markets Fund
(a)
2,365,232 82,641
High Yield Fund
(a)
6,154,505 41,358
International Equity Fund
(a)
24,087,394 392,865
International Small Company Fund
(a)
1,605,359 20,035
LargeCap Growth Fund I
(a)
8,646,205 164,797
MidCap Fund
(a)
761,568 34,514
Real Estate Securities Fund
(a)
1,239,269 34,786
SmallCap Fund
(a)
2,082,747 66,586
SmallCap S&P 600 Index Fund
(a)
271,328 7,204
Small-MidCap Dividend Income Fund
(a)
1,963,413 38,365
$ 1,229,501
Principal Funds, Inc. Institutional Class - 31 .37%
Equity Income Fund
(a)
3,697,098 158,680
LargeCap S&P 500 Index Fund
(a)
7,819,650 259,925
LargeCap Value Fund III
(a)
6,965,420 143,348
$ 561,953
TOTAL INVESTMENT COMPANIES $ 1,791,454
Total Investments $ 1,791,454
Other Assets and Liabilities -  (0.01)% (101)
TOTAL NET ASSETS - 100.00% $ 1,791,353
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 179,416 $ 15,983 $ 60,702 $ 153,906
Core Fixed Income Fund 157,787 55,149 24,057 192,444
Diversified International Fund 346,192 21,269 366,005 —
Equity Income Fund 169,141 28,129 38,014 158,680
Global Emerging Markets Fund 36,901 38,057 5,533 82,641
High Income Fund 4,051 107 5,216 —
High Yield Fund 35,737 15,531 8,599 41,358
High Yield Fund - Institutional Class — 5,055 5,055 —
International Equity Fund — 397,130 72,003 392,865
International Small Company Fund 33,206 6,210 21,969 20,035
LargeCap Growth Fund I 179,435 52,920 55,422 164,797
LargeCap S&P 500 Index Fund 186,411 73,380 31,768 259,925
LargeCap Value Fund III 169,474 24,178 49,144 143,348
MidCap Fund 44,877 3,846 13,845 34,514
Real Estate Securities Fund 39,194 3,563 5,548 34,786
SmallCap Fund 62,593 12,043 13,682 66,586
SmallCap S&P 600 Index Fund — 17,004 9,281 7,204
Small-MidCap Dividend Income Fund 39,405 6,585 8,077 38,365
$ 1,683,820 $ 776,139 $ 793,920 $ 1,791,454
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 237 $ 7,651 $ 7,968 $ 11,558
Core Fixed Income Fund 6,216 4 — 3,561
Diversified International Fund 8,493 20,890 9,784 (22,346)
Equity Income Fund 3,149 512 14,370 (1,088)
Global Emerging Markets Fund 120 4 — 13,212
High Income Fund 107 (23) — 1,081
High Yield Fund 2,569 (34) — (1,277)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 5,606 — 62,132
International Small Company Fund 942 219 — 2,369
LargeCap Growth Fund I 1,034 (2,298) 44,108 (9,838)
LargeCap S&P 500 Index Fund 2,689 1,219 2,470 30,683
LargeCap Value Fund III 2,427 1,001 10,718 (2,161)
MidCap Fund 92 251 1,368 (615)
Real Estate Securities Fund 836 12 714 (2,435)
SmallCap Fund 616 (5) 627 5,637
SmallCap S&P 600 Index Fund 102 236 443 (755)
Small-MidCap Dividend Income Fund 676 (68) 1,115 520
$ 30,305 $ 35,177 $ 93,685 $ 90,238
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .77%
Blue Chip Fund
(a)
6,204,593 $ 320,715
Core Fixed Income Fund
(a)
16,202,322 141,608
Global Emerging Markets Fund
(a)
4,931,382 172,303
High Yield Fund
(a)
5,998,889 40,313
International Equity Fund
(a)
50,214,500 818,999
International Small Company Fund
(a)
3,341,559 41,703
LargeCap Growth Fund I
(a)
18,018,688 343,436
MidCap Fund
(a)
1,585,440 71,852
Real Estate Securities Fund
(a)
2,314,899 64,979
SmallCap Fund
(a)
4,339,237 138,725
SmallCap S&P 600 Index Fund
(a)
565,851 15,023
Small-MidCap Dividend Income Fund
(a)
4,093,399 79,985
$ 2,249,641
Principal Funds, Inc. Institutional Class - 34 .24%
Equity Income Fund
(a)
7,700,298 330,497
LargeCap S&P 500 Index Fund
(a)
16,309,940 542,143
LargeCap Value Fund III
(a)
14,513,325 298,684
$ 1,171,324
TOTAL INVESTMENT COMPANIES $ 3,420,965
Total Investments $ 3,420,965
Other Assets and Liabilities -  (0.01)% (272)
TOTAL NET ASSETS - 100.00% $ 3,420,693
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 387,324 $ 25,252 $ 132,412 $ 320,715
Core Fixed Income Fund 111,382 49,326 21,526 141,608
Diversified International Fund 744,415 41,835 782,889 —
Equity Income Fund 365,071 51,540 84,532 330,497
Global Emerging Markets Fund 78,119 80,050 13,403 172,303
High Income Fund 3,683 97 4,856 —
High Yield Fund 33,723 16,670 8,808 40,313
High Yield Fund - Institutional Class — 4,708 4,708 —
International Equity Fund — 823,832 146,016 818,999
International Small Company Fund 72,023 13,487 49,028 41,703
LargeCap Growth Fund I 387,302 104,010 121,234 343,436
LargeCap S&P 500 Index Fund 393,123 155,108 71,780 542,143
LargeCap Value Fund III 365,834 43,013 107,507 298,684
MidCap Fund 97,065 5,916 30,456 71,852
Real Estate Securities Fund 77,113 4,796 12,272 64,979
SmallCap Fund 132,352 23,825 29,390 138,725
SmallCap S&P 600 Index Fund — 36,779 20,652 15,023
Small-MidCap Dividend Income Fund 84,786 12,423 18,267 79,985
$ 3,333,315 $ 1,492,667 $ 1,659,736 $ 3,420,965
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 20,306 $ 17,101 $ 20,245
Core Fixed Income Fund 4,377 (1) — 2,427
Diversified International Fund 18,001 38,367 20,661 (41,728)
Equity Income Fund 6,627 1,278 30,820 (2,860)
Global Emerging Markets Fund 250 31 — 27,506
High Income Fund 97 (26) — 1,102
High Yield Fund 2,420 (34) — (1,238)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 11,720 — 129,463
International Small Company Fund 1,996 1,008 — 4,213
LargeCap Growth Fund I 2,207 (3,300) 94,158 (23,342)
LargeCap S&P 500 Index Fund 5,607 3,787 5,152 61,905
LargeCap Value Fund III 5,174 2,610 22,856 (5,266)
MidCap Fund 196 1,302 2,937 (1,975)
Real Estate Securities Fund 1,582 256 1,387 (4,914)
SmallCap Fund 1,282 376 1,304 11,562
SmallCap S&P 600 Index Fund 221 547 958 (1,651)
Small-MidCap Dividend Income Fund 1,415 (114) 2,379 1,157
$ 51,958 $ 78,113 $ 199,713 $ 176,606
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .94%
Blue Chip Fund
(a)
2,260,723 $ 116,857
Core Fixed Income Fund
(a)
3,169,813 27,704
Global Emerging Markets Fund
(a)
1,793,572 62,667
High Yield Fund
(a)
1,338,181 8,992
International Equity Fund
(a)
18,276,801 298,095
International Small Company Fund
(a)
1,223,367 15,268
LargeCap Growth Fund I
(a)
6,562,822 125,087
MidCap Fund
(a)
579,391 26,258
Real Estate Securities Fund
(a)
833,901 23,408
SmallCap Fund
(a)
1,581,895 50,573
SmallCap S&P 600 Index Fund
(a)
205,275 5,450
Small-MidCap Dividend Income Fund
(a)
1,491,053 29,135
$ 789,494
Principal Funds, Inc. Institutional Class - 35 .07%
Equity Income Fund
(a)
2,791,265 119,801
LargeCap S&P 500 Index Fund
(a)
5,947,630 197,699
LargeCap Value Fund III
(a)
5,289,528 108,859
$ 426,359
TOTAL INVESTMENT COMPANIES $ 1,215,853
Total Investments $ 1,215,853
Other Assets and Liabilities -  (0.01)% (79)
TOTAL NET ASSETS - 100.00% $ 1,215,774
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 131,527 $ 14,132 $ 43,047 $ 116,857
Core Fixed Income Fund 30,671 4,452 8,066 27,704
Diversified International Fund 253,931 17,436 270,009 —
Equity Income Fund 124,436 24,278 28,545 119,801
Global Emerging Markets Fund 26,939 30,481 4,499 62,667
High Income Fund 1,134 30 1,474 —
High Yield Fund 9,775 2,979 3,378 8,992
High Yield Fund - Institutional Class — 1,429 1,429 —
International Equity Fund — 294,957 46,838 298,095
International Small Company Fund 24,595 5,573 16,754 15,268
LargeCap Growth Fund I 131,592 41,254 39,165 125,087
LargeCap S&P 500 Index Fund 134,266 62,696 22,720 197,699
LargeCap Value Fund III 124,649 21,363 36,387 108,859
MidCap Fund 33,436 3,801 10,663 26,258
Real Estate Securities Fund 26,248 2,933 4,135 23,408
SmallCap Fund 45,965 11,056 10,654 50,573
SmallCap S&P 600 Index Fund — 12,617 6,786 5,450
Small-MidCap Dividend Income Fund 29,200 5,898 6,294 29,135
$ 1,128,364 $ 557,365 $ 560,843 $ 1,215,853
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 174 $ 3,246 $ 5,859 $ 10,999
Core Fixed Income Fund 1,128 (21) — 668
Diversified International Fund 6,241 10,075 7,135 (11,433)
Equity Income Fund 2,321 215 10,608 (583)
Global Emerging Markets Fund 88 1 — 9,745
High Income Fund 30 (7) — 317
High Yield Fund 672 (18) — (366)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 2,855 — 47,121
International Small Company Fund 700 76 — 1,778
LargeCap Growth Fund I 759 (909) 32,396 (7,685)
LargeCap S&P 500 Index Fund 1,940 725 1,782 22,732
LargeCap Value Fund III 1,788 414 7,895 (1,180)
MidCap Fund 69 136 1,023 (452)
Real Estate Securities Fund 557 5 479 (1,643)
SmallCap Fund 453 (12) 461 4,218
SmallCap S&P 600 Index Fund 76 176 329 (557)
Small-MidCap Dividend Income Fund 499 (45) 830 376
$ 17,495 $ 16,912 $ 68,797 $ 74,055
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .95%
Blue Chip Fund
(a)
2,221,467 $ 114,828
Core Fixed Income Fund
(a)
3,117,180 27,244
Global Emerging Markets Fund
(a)
1,761,392 61,543
High Yield Fund
(a)
1,315,795 8,842
International Equity Fund
(a)
17,952,890 292,813
International Small Company Fund
(a)
1,203,995 15,026
LargeCap Growth Fund I
(a)
6,448,076 122,900
MidCap Fund
(a)
569,688 25,818
Real Estate Securities Fund
(a)
825,407 23,169
SmallCap Fund
(a)
1,554,765 49,706
SmallCap S&P 600 Index Fund
(a)
201,431 5,348
Small-MidCap Dividend Income Fund
(a)
1,465,287 28,632
$ 775,869
Principal Funds, Inc. Institutional Class - 35 .06%
Equity Income Fund
(a)
2,742,606 117,712
LargeCap S&P 500 Index Fund
(a)
5,840,263 194,130
LargeCap Value Fund III
(a)
5,198,189 106,979
$ 418,821
TOTAL INVESTMENT COMPANIES $ 1,194,690
Total Investments $ 1,194,690
Other Assets and Liabilities -  (0.01)% (71)
TOTAL NET ASSETS - 100.00% $ 1,194,619
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 126,062 $ 15,184 $ 40,329 $ 114,828
Core Fixed Income Fund 29,550 4,754 7,712 27,244
Diversified International Fund 243,614 17,677 260,153 —
Equity Income Fund 119,389 24,839 26,411 117,712
Global Emerging Markets Fund 25,733 30,343 4,056 61,543
High Income Fund 1,110 30 1,406 —
High Yield Fund 9,322 3,029 3,174 8,842
High Yield Fund - Institutional Class — 1,362 1,362 —
International Equity Fund — 286,886 42,776 292,813
International Small Company Fund 23,689 5,326 15,844 15,026
LargeCap Growth Fund I 126,137 41,070 36,562 122,900
LargeCap S&P 500 Index Fund 128,642 63,264 20,710 194,130
LargeCap Value Fund III 119,603 21,992 34,134 106,979
MidCap Fund 32,109 4,005 10,001 25,818
Real Estate Securities Fund 25,223 3,204 3,688 23,169
SmallCap Fund 44,030 11,188 9,737 49,706
SmallCap S&P 600 Index Fund — 12,180 6,463 5,348
Small-MidCap Dividend Income Fund 28,010 5,942 5,694 28,632
$ 1,082,223 $ 552,275 $ 530,212 $ 1,194,690
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 166 $ 2,369 $ 5,609 $ 11,542
Core Fixed Income Fund 1,101 (31) — 683
Diversified International Fund 5,958 7,221 6,850 (8,359)
Equity Income Fund 2,249 175 10,165 (280)
Global Emerging Markets Fund 84 2 — 9,521
High Income Fund 30 (6) — 272
High Yield Fund 655 (14) — (321)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 2,410 — 46,293
International Small Company Fund 668 275 — 1,580
LargeCap Growth Fund I 725 (618) 30,937 (7,127)
LargeCap S&P 500 Index Fund 1,852 539 1,701 22,395
LargeCap Value Fund III 1,709 372 7,545 (854)
MidCap Fund 66 99 981 (394)
Real Estate Securities Fund 544 4 458 (1,574)
SmallCap Fund 432 8 439 4,217
SmallCap S&P 600 Index Fund 73 166 317 (535)
Small-MidCap Dividend Income Fund 484 (20) 795 394
$ 16,796 $ 12,951 $ 65,797 $ 77,453
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .99%
Blue Chip Fund
(a)
528,071 $ 27,296
Core Fixed Income Fund
(a)
743,963 6,502
Global Emerging Markets Fund
(a)
417,162 14,576
High Yield Fund
(a)
313,954 2,110
International Equity Fund
(a)
4,257,662 69,442
International Small Company Fund
(a)
288,964 3,606
LargeCap Growth Fund I
(a)
1,531,789 29,196
MidCap Fund
(a)
135,980 6,163
Real Estate Securities Fund
(a)
199,680 5,605
SmallCap Fund
(a)
370,128 11,833
SmallCap S&P 600 Index Fund
(a)
47,443 1,259
Small-MidCap Dividend Income Fund
(a)
348,613 6,812
$ 184,400
Principal Funds, Inc. Institutional Class - 35 .02%
Equity Income Fund
(a)
651,875 27,979
LargeCap S&P 500 Index Fund
(a)
1,381,895 45,934
LargeCap Value Fund III
(a)
1,236,494 25,447
$ 99,360
TOTAL INVESTMENT COMPANIES $ 283,760
Total Investments $ 283,760
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 283,730
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 25,865 $ 7,584 $ 9,269 $ 27,296
Core Fixed Income Fund 6,160 2,329 2,143 6,502
Diversified International Fund 50,198 5,726 55,718 —
Equity Income Fund 24,645 9,450 6,265 27,979
Global Emerging Markets Fund 5,334 8,080 1,021 14,576
High Income Fund 230 6 271 —
High Yield Fund 1,943 1,048 831 2,110
High Yield Fund - Institutional Class — 262 262 —
International Equity Fund — 68,634 10,309 69,442
International Small Company Fund 4,937 1,944 3,719 3,606
LargeCap Growth Fund I 25,901 13,020 8,431 29,196
LargeCap S&P 500 Index Fund 26,374 19,177 4,844 45,934
LargeCap Value Fund III 24,680 8,848 8,122 25,447
MidCap Fund 6,701 2,080 2,532 6,163
Real Estate Securities Fund 5,257 1,652 956 5,605
SmallCap Fund 9,244 4,169 2,620 11,833
SmallCap S&P 600 Index Fund — 2,597 1,259 1,259
Small-MidCap Dividend Income Fund 5,867 2,441 1,600 6,812
$ 223,336 $ 159,047 $ 120,172 $ 283,760
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 35 $ 134 $ 1,169 $ 2,982
Core Fixed Income Fund 247 1 — 155
Diversified International Fund 1,266 989 1,463 (1,195)
Equity Income Fund 501 3 2,134 146
Global Emerging Markets Fund 18 1 — 2,182
High Income Fund 6 (1) — 36
High Yield Fund 148 (3) — (47)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 256 — 10,861
International Small Company Fund 146 49 — 395
LargeCap Growth Fund I 153 (30) 6,509 (1,264)
LargeCap S&P 500 Index Fund 389 12 357 5,215
LargeCap Value Fund III 363 18 1,598 23
MidCap Fund 14 4 209 (90)
Real Estate Securities Fund 124 1 98 (349)
SmallCap Fund 94 (4) 96 1,044
SmallCap S&P 600 Index Fund 15 30 67 (109)
Small-MidCap Dividend Income Fund 108 (6) 170 110
$ 3,627 $ 1,454 $ 13,870 $ 20,095
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2070 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .13%
Blue Chip Fund
(a)
172,327 $ 8,908
Core Fixed Income Fund
(a)
246,070 2,151
Global Emerging Markets Fund
(a)
134,307 4,693
High Yield Fund
(a)
103,784 697
International Equity Fund
(a)
1,377,637 22,469
International Small Company Fund
(a)
97,594 1,218
LargeCap Growth Fund I
(a)
498,660 9,505
MidCap Fund
(a)
45,013 2,040
Real Estate Securities Fund
(a)
67,344 1,890
SmallCap Fund
(a)
121,438 3,882
SmallCap S&P 600 Index Fund
(a)
14,907 396
Small-MidCap Dividend Income Fund
(a)
114,291 2,233
$ 60,082
Principal Funds, Inc. Institutional Class - 34 .89%
Equity Income Fund
(a)
212,540 9,122
LargeCap S&P 500 Index Fund
(a)
443,590 14,745
LargeCap Value Fund III
(a)
404,488 8,324
$ 32,191
TOTAL INVESTMENT COMPANIES $ 92,273
Total Investments $ 92,273
Other Assets and Liabilities -  (0.02)% (14)
TOTAL NET ASSETS - 100.00% $ 92,259
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 5,108 $ 5,369 $ 2,448 $ 8,908
Core Fixed Income Fund 1,248 1,680 829 2,151
Diversified International Fund 9,958 2,998 12,958 —
Equity Income Fund 4,874 5,769 1,746 9,122
Global Emerging Markets Fund 1,078 3,280 301 4,693
High Income Fund 45 1 44 —
High Yield Fund 394 598 294 697
High Yield Fund - Institutional Class — 43 43 —
International Equity Fund — 21,862 2,589 22,469
International Small Company Fund 999 1,379 1,317 1,218
LargeCap Growth Fund I 5,124 6,462 2,217 9,505
LargeCap S&P 500 Index Fund 5,200 9,252 1,241 14,745
LargeCap Value Fund III 4,886 5,610 2,358 8,324
MidCap Fund 1,338 1,561 827 2,040
Real Estate Securities Fund 1,043 1,220 291 1,890
SmallCap Fund 1,891 2,569 930 3,882
SmallCap S&P 600 Index Fund — 655 259 396
Small-MidCap Dividend Income Fund 1,180 1,579 577 2,233
$ 44,366 $ 71,887 $ 31,269 $ 92,273
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 7 $ (33) $ 235 $ 912
Core Fixed Income Fund 67 — — 52
Diversified International Fund 258 199 319 (197)
Equity Income Fund 131 (49) 430 274
Global Emerging Markets Fund 4 — — 636
High Income Fund 1 — — (2)
High Yield Fund 40 (1) — —
High Yield Fund - Institutional Class — — — —
International Equity Fund — 9 — 3,187
International Small Company Fund 31 5 — 152
LargeCap Growth Fund I 31 (141) 1,314 277
LargeCap S&P 500 Index Fund 78 (13) 72 1,547
LargeCap Value Fund III 73 (37) 324 223
MidCap Fund 3 (20) 42 (12)
Real Estate Securities Fund 35 (7) 20 (75)
SmallCap Fund 20 (45) 20 397
SmallCap S&P 600 Index Fund 3 1 14 (1)
Small-MidCap Dividend Income Fund 28 (12) 35 63
$ 810 $ (144) $ 2,825 $ 7,433
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .91%
Diversified Real Asset Fund
(a)
166,936 $ 2,015
Global Emerging Markets Fund
(a)
248,761 8,692
High Yield Fund
(a)
4,516,346 30,350
International Equity Fund
(a)
2,542,042 41,461
International Small Company Fund
(a)
175,558 2,191
MidCap S&P 400 Index Fund
(a)
342,112 7,885
Real Estate Securities Fund
(a)
280,922 7,885
SmallCap S&P 600 Index Fund
(a)
289,643 7,690
$ 108,169
Principal Funds, Inc. Institutional Class - 77 .11%
Bond Market Index Fund
(a)
18,516,136 163,868
Inflation Protection Fund
(a)
3,365,329 27,125
LargeCap S&P 500 Index Fund
(a)
2,832,633 94,157
Short-Term Income Fund
(a)
6,496,171 78,928
$ 364,078
TOTAL INVESTMENT COMPANIES $ 472,247
Total Investments $ 472,247
Other Assets and Liabilities -  (0.02)% (91)
TOTAL NET ASSETS - 100.00% $ 472,156
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 109,735 $ 57,824 $ 7,917 $ 163,868
Diversified International Fund 25,739 3,726 29,431 —
Diversified Real Asset Fund 1,629 705 396 2,015
Global Emerging Markets Fund 2,780 4,864 231 8,692
High Income Fund 2,436 64 2,881 —
High Yield Fund 21,370 14,464 4,945 30,350
High Yield Fund - Institutional Class — 2,784 2,784 —
Inflation Protection Fund 19,179 9,414 2,146 27,125
International Equity Fund — 39,727 4,725 41,461
International Small Company Fund 2,610 1,450 2,152 2,191
LargeCap S&P 500 Index Fund 65,490 27,912 13,583 94,157
MidCap S&P 400 Index Fund 6,540 3,899 2,163 7,885
Real Estate Securities Fund 5,904 2,850 458 7,885
Short-Term Income Fund 56,585 27,846 6,427 78,928
SmallCap S&P 600 Index Fund 4,544 4,092 841 7,690
$ 324,541 $ 201,621 $ 81,080 $ 472,247
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,990 $ — $ — $ 4,226
Diversified International Fund 662 3,556 779 (3,590)
Diversified Real Asset Fund 61 14 — 63
Global Emerging Markets Fund 10 1 — 1,278
High Income Fund 64 (9) — 390
High Yield Fund 1,747 (31) — (508)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 652 — — 678
International Equity Fund — 86 — 6,373
International Small Company Fund 79 25 — 258
LargeCap S&P 500 Index Fund 980 57 899 14,281
MidCap S&P 400 Index Fund 226 1 631 (392)
Real Estate Securities Fund 176 (1) 96 (410)
Short-Term Income Fund 2,546 — — 924
SmallCap S&P 600 Index Fund 85 1 368 (106)
$ 11,278 $ 3,700 $ 2,773 $ 23,465
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .73%
Diversified Real Asset Fund
(a)
206,393 $ 2,491
Global Emerging Markets Fund
(a)
376,748 13,164
High Yield Fund
(a)
5,290,531 35,552
International Equity Fund
(a)
3,835,750 62,561
International Small Company Fund
(a)
255,147 3,184
MidCap S&P 400 Index Fund
(a)
508,690 11,725
Real Estate Securities Fund
(a)
344,455 9,669
SmallCap S&P 600 Index Fund
(a)
434,988 11,549
$ 149,895
Principal Funds, Inc. Institutional Class - 75 .28%
Bond Market Index Fund
(a)
22,520,018 199,302
Inflation Protection Fund
(a)
3,928,975 31,668
LargeCap S&P 500 Index Fund
(a)
4,262,079 141,671
Short-Term Income Fund
(a)
6,887,208 83,680
$ 456,321
TOTAL INVESTMENT COMPANIES $ 606,216
Total Investments $ 606,216
Other Assets and Liabilities -  (0.01)% (72)
TOTAL NET ASSETS - 100.00% $ 606,144
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 170,802 $ 44,091 $ 20,288 $ 199,302
Diversified International Fund 52,473 3,947 56,227 —
Diversified Real Asset Fund 2,339 401 354 2,491
Global Emerging Markets Fund 5,624 6,227 786 13,164
High Income Fund 3,647 96 4,352 —
High Yield Fund 31,977 13,015 8,589 35,552
High Yield Fund - Institutional Class — 4,206 4,206 —
Inflation Protection Fund 28,149 6,525 3,736 31,668
International Equity Fund — 63,570 11,715 62,561
International Small Company Fund 5,044 1,297 3,574 3,184
LargeCap S&P 500 Index Fund 133,703 19,350 34,563 141,671
MidCap S&P 400 Index Fund 12,725 3,548 3,685 11,725
Real Estate Securities Fund 9,932 1,682 1,311 9,669
Short-Term Income Fund 74,272 19,725 11,365 83,680
SmallCap S&P 600 Index Fund 9,524 4,828 2,341 11,549
$ 540,211 $ 192,508 $ 167,092 $ 606,216
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,022 $ (7) $ — $ 4,704
Diversified International Fund 1,300 9,042 1,506 (9,235)
Diversified Real Asset Fund 82 11 — 94
Global Emerging Markets Fund 18 2 — 2,097
High Income Fund 96 (14) — 623
High Yield Fund 2,282 (64) — (787)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 925 1 — 729
International Equity Fund — 799 — 9,907
International Small Company Fund 145 154 — 263
LargeCap S&P 500 Index Fund 1,946 2,961 1,789 20,220
MidCap S&P 400 Index Fund 427 65 1,192 (928)
Real Estate Securities Fund 250 (12) 154 (622)
Short-Term Income Fund 2,948 (4) — 1,052
SmallCap S&P 600 Index Fund 172 — 745 (462)
$ 16,613 $ 12,934 $ 5,386 $ 27,655
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .85%
Diversified Real Asset Fund
(a)
389,224 $ 4,698
Global Emerging Markets Fund
(a)
815,552 28,495
High Yield Fund
(a)
8,668,379 58,251
International Equity Fund
(a)
8,321,249 135,720
International Small Company Fund
(a)
564,771 7,048
MidCap S&P 400 Index Fund
(a)
1,112,771 25,649
Real Estate Securities Fund
(a)
644,055 18,079
SmallCap S&P 600 Index Fund
(a)
947,176 25,148
$ 303,088
Principal Funds, Inc. Institutional Class - 73 .16%
Bond Market Index Fund
(a)
40,320,404 356,835
Inflation Protection Fund
(a)
6,446,726 51,961
LargeCap S&P 500 Index Fund
(a)
9,259,626 307,790
Short-Term Income Fund
(a)
8,988,896 109,215
$ 825,801
TOTAL INVESTMENT COMPANIES $ 1,128,889
Total Investments $ 1,128,889
Other Assets and Liabilities -  (0.01)% (130)
TOTAL NET ASSETS - 100.00% $ 1,128,759
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 273,319 $ 92,312 $ 17,493 $ 356,835
Diversified International Fund 100,230 10,977 110,953 —
Diversified Real Asset Fund 4,073 1,024 588 4,698
Global Emerging Markets Fund 10,796 14,178 858 28,495
High Income Fund 5,325 140 6,346 —
High Yield Fund 45,543 24,094 10,155 58,251
High Yield Fund - Institutional Class — 6,134 6,134 —
Inflation Protection Fund 40,866 13,335 3,465 51,961
International Equity Fund — 131,256 17,746 135,720
International Small Company Fund 9,846 3,310 7,016 7,048
LargeCap S&P 500 Index Fund 254,566 57,263 52,435 307,790
MidCap S&P 400 Index Fund 25,032 8,783 6,440 25,649
Real Estate Securities Fund 16,208 4,195 1,247 18,079
Short-Term Income Fund 83,522 33,677 9,240 109,215
SmallCap S&P 600 Index Fund 17,916 11,312 3,325 25,148
$ 887,242 $ 411,990 $ 253,441 $ 1,128,889
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,759 $ 1 $ — $ 8,696
Diversified International Fund 2,528 10,904 2,962 (11,158)
Diversified Real Asset Fund 149 9 — 180
Global Emerging Markets Fund 36 1 — 4,378
High Income Fund 140 (21) — 902
High Yield Fund 3,493 (76) — (1,155)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,362 — — 1,225
International Equity Fund — 825 — 21,385
International Small Company Fund 291 69 — 839
LargeCap S&P 500 Index Fund 3,755 999 3,449 47,397
MidCap S&P 400 Index Fund 852 22 2,381 (1,748)
Real Estate Securities Fund 440 (2) 257 (1,075)
Short-Term Income Fund 3,527 (4) — 1,260
SmallCap S&P 600 Index Fund 329 1 1,427 (756)
$ 26,661 $ 12,728 $ 10,476 $ 70,370
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30 .04%
Diversified Real Asset Fund
(a)
536,463 $ 6,475
Global Emerging Markets Fund
(a)
1,190,973 41,613
High Yield Fund
(a)
9,485,316 63,741
International Equity Fund
(a)
12,161,768 198,358
International Small Company Fund
(a)
830,201 10,361
MidCap S&P 400 Index Fund
(a)
1,630,071 37,573
Real Estate Securities Fund
(a)
820,257 23,025
SmallCap S&P 600 Index Fund
(a)
1,386,722 36,818
$ 417,964
Principal Funds, Inc. Institutional Class - 69 .97%
Bond Market Index Fund
(a)
44,881,983 397,206
Inflation Protection Fund
(a)
6,628,467 53,425
LargeCap S&P 500 Index Fund
(a)
13,538,121 450,007
Short-Term Income Fund
(a)
5,987,181 72,744
$ 973,382
TOTAL INVESTMENT COMPANIES $ 1,391,346
Total Investments $ 1,391,346
Other Assets and Liabilities -  (0.01)% (190)
TOTAL NET ASSETS - 100.00% $ 1,391,156
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 269,539 $ 130,945 $ 12,901 $ 397,206
Diversified International Fund 132,651 17,808 150,244 —
Diversified Real Asset Fund 4,748 1,684 221 6,475
Global Emerging Markets Fund 14,205 22,016 741 41,613
High Income Fund 5,186 136 6,227 —
High Yield Fund 44,506 29,180 8,694 63,741
High Yield Fund - Institutional Class — 6,020 6,020 —
Inflation Protection Fund 37,893 17,669 3,383 53,425
International Equity Fund — 187,791 20,439 198,358
International Small Company Fund 13,077 5,711 9,747 10,361
LargeCap S&P 500 Index Fund 337,016 107,622 62,590 450,007
MidCap S&P 400 Index Fund 33,305 15,663 9,171 37,573
Real Estate Securities Fund 18,855 6,790 1,359 23,025
Short-Term Income Fund 47,156 31,245 6,380 72,744
SmallCap S&P 600 Index Fund 23,981 18,079 4,305 36,818
$ 982,118 $ 598,359 $ 302,422 $ 1,391,346
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,744 $ — $ — $ 9,623
Diversified International Fund 3,381 13,722 3,977 (13,937)
Diversified Real Asset Fund 193 — — 264
Global Emerging Markets Fund 48 (1) — 6,134
High Income Fund 136 (20) — 925
High Yield Fund 3,602 (61) — (1,190)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,252 — — 1,246
International Equity Fund — 285 — 30,721
International Small Company Fund 393 65 — 1,255
LargeCap S&P 500 Index Fund 5,006 111 4,570 67,848
MidCap S&P 400 Index Fund 1,140 (3) 3,170 (2,221)
Real Estate Securities Fund 461 1 367 (1,262)
Short-Term Income Fund 2,075 (3) — 726
SmallCap S&P 600 Index Fund 445 (2) 1,911 (935)
$ 27,876 $ 14,094 $ 13,995 $ 99,197
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .29%
Global Emerging Markets Fund
(a)
947,786 $ 33,116
High Yield Fund
(a)
6,092,236 40,940
International Equity Fund
(a)
9,678,471 157,856
International Small Company Fund
(a)
661,632 8,257
MidCap S&P 400 Index Fund
(a)
1,297,241 29,901
Real Estate Securities Fund
(a)
695,295 19,517
SmallCap S&P 600 Index Fund
(a)
1,103,220 29,290
$ 318,877
Principal Funds, Inc. Institutional Class - 66 .72%
Bond Market Index Fund
(a)
31,740,765 280,906
LargeCap S&P 500 Index Fund
(a)
10,773,315 358,105
$ 639,011
TOTAL INVESTMENT COMPANIES $ 957,888
Total Investments $ 957,888
Other Assets and Liabilities -  (0.01)% (117)
TOTAL NET ASSETS - 100.00% $ 957,771
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 199,855 $ 87,744 $ 13,342 $ 280,906
Diversified International Fund 111,116 12,609 123,419 —
Global Emerging Markets Fund 11,784 17,195 818 33,116
High Income Fund 3,437 90 4,188 —
High Yield Fund 30,465 16,841 5,480 40,940
High Yield Fund - Institutional Class — 4,051 4,051 —
International Equity Fund — 149,591 16,851 157,856
International Small Company Fund 10,932 4,004 7,732 8,257
LargeCap S&P 500 Index Fund 282,174 71,010 49,964 358,105
MidCap S&P 400 Index Fund 27,507 10,951 6,730 29,901
Real Estate Securities Fund 16,959 4,961 1,268 19,517
SmallCap S&P 600 Index Fund 20,051 13,335 3,270 29,290
$ 714,280 $ 392,382 $ 237,113 $ 957,888
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 7,070 $ — $ — $ 6,649
Diversified International Fund 2,813 9,130 3,288 (9,436)
Global Emerging Markets Fund 40 1 — 4,954
High Income Fund 90 (14) — 675
High Yield Fund 2,391 (33) — (853)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 512 — 24,604
International Small Company Fund 326 132 — 921
LargeCap S&P 500 Index Fund 4,174 301 3,831 54,584
MidCap S&P 400 Index Fund 940 23 2,623 (1,850)
Real Estate Securities Fund 416 1 317 (1,136)
SmallCap S&P 600 Index Fund 369 2 1,598 (828)
$ 18,629 $ 10,055 $ 11,657 $ 78,284
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36 .98%
Global Emerging Markets Fund
(a)
1,387,407 $ 48,476
High Yield Fund
(a)
5,738,504 38,563
International Equity Fund
(a)
14,166,188 231,051
International Small Company Fund
(a)
965,254 12,046
MidCap S&P 400 Index Fund
(a)
1,896,420 43,712
Real Estate Securities Fund
(a)
852,462 23,929
SmallCap S&P 600 Index Fund
(a)
1,613,287 42,833
$ 440,610
Principal Funds, Inc. Institutional Class - 63 .03%
Bond Market Index Fund
(a)
25,633,614 226,858
LargeCap S&P 500 Index Fund
(a)
15,763,790 523,988
$ 750,846
TOTAL INVESTMENT COMPANIES $ 1,191,456
Total Investments $ 1,191,456
Other Assets and Liabilities -  (0.01)% (154)
TOTAL NET ASSETS - 100.00% $ 1,191,302
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 133,659 $ 94,343 $ 6,562 $ 226,858
Diversified International Fund 144,186 21,033 164,946 —
Global Emerging Markets Fund 15,446 26,845 907 48,476
High Income Fund 2,703 71 3,291 —
High Yield Fund 23,419 19,464 3,643 38,563
High Yield Fund - Institutional Class — 3,184 3,184 —
International Equity Fund — 216,168 20,874 231,051
International Small Company Fund 14,205 7,591 11,329 12,046
LargeCap S&P 500 Index Fund 366,634 138,670 59,944 523,988
MidCap S&P 400 Index Fund 35,818 19,851 9,721 43,712
Real Estate Securities Fund 18,377 8,031 1,180 23,929
SmallCap S&P 600 Index Fund 26,311 21,643 4,240 42,833
$ 780,758 $ 576,894 $ 289,821 $ 1,191,456
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4,813 $ — $ — $ 5,418
Diversified International Fund 3,715 11,838 4,384 (12,111)
Global Emerging Markets Fund 53 — — 7,092
High Income Fund 71 (11) — 528
High Yield Fund 2,035 (22) — (655)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 413 — 35,344
International Small Company Fund 434 103 — 1,476
LargeCap S&P 500 Index Fund 5,504 252 5,054 78,376
MidCap S&P 400 Index Fund 1,246 17 3,479 (2,253)
Real Estate Securities Fund 492 1 349 (1,300)
SmallCap S&P 600 Index Fund 493 14 2,134 (895)
$ 18,856 $ 12,605 $ 15,400 $ 111,020
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .90%
Global Emerging Markets Fund
(a)
841,533 $ 29,403
High Yield Fund
(a)
2,196,673 14,762
International Equity Fund
(a)
8,582,273 139,977
International Small Company Fund
(a)
578,081 7,214
MidCap S&P 400 Index Fund
(a)
1,143,631 26,361
Real Estate Securities Fund
(a)
445,475 12,504
SmallCap S&P 600 Index Fund
(a)
975,295 25,894
$ 256,115
Principal Funds, Inc. Institutional Class - 60 .11%
Bond Market Index Fund
(a)
7,769,773 68,763
LargeCap S&P 500 Index Fund
(a)
9,539,439 317,091
$ 385,854
TOTAL INVESTMENT COMPANIES $ 641,969
Total Investments $ 641,969
Other Assets and Liabilities -  (0.01)% (77)
TOTAL NET ASSETS - 100.00% $ 641,892
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 45,656 $ 25,765 $ 4,254 $ 68,763
Diversified International Fund 99,185 11,982 110,929 —
Global Emerging Markets Fund 10,636 15,356 1,036 29,403
High Income Fund 1,162 31 1,403 —
High Yield Fund 10,220 6,624 1,806 14,762
High Yield Fund - Institutional Class — 1,355 1,355 —
International Equity Fund — 133,571 16,131 139,977
International Small Company Fund 9,718 3,324 6,774 7,214
LargeCap S&P 500 Index Fund 252,094 58,334 42,574 317,091
MidCap S&P 400 Index Fund 24,617 9,230 5,860 26,361
Real Estate Securities Fund 11,242 3,042 1,037 12,504
SmallCap S&P 600 Index Fund 18,266 11,890 3,469 25,894
$ 482,796 $ 280,504 $ 196,628 $ 641,969
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,615 $ — $ — $ 1,596
Diversified International Fund 2,507 7,513 2,946 (7,751)
Global Emerging Markets Fund 36 2 — 4,445
High Income Fund 30 (4) — 214
High Yield Fund 832 (7) — (269)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 644 — 21,893
International Small Company Fund 288 73 — 873
LargeCap S&P 500 Index Fund 3,726 567 3,420 48,670
MidCap S&P 400 Index Fund 840 22 2,345 (1,648)
Real Estate Securities Fund 276 1 210 (744)
SmallCap S&P 600 Index Fund 335 11 1,452 (804)
$ 10,485 $ 8,822 $ 10,373 $ 66,475
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .99%
Global Emerging Markets Fund
(a)
868,870 $ 30,358
High Yield Fund
(a)
1,061,099 7,131
International Equity Fund
(a)
8,858,817 144,487
International Small Company Fund
(a)
595,150 7,428
MidCap S&P 400 Index Fund
(a)
1,179,013 27,176
Real Estate Securities Fund
(a)
417,212 11,711
SmallCap S&P 600 Index Fund
(a)
1,006,064 26,711
$ 255,002
Principal Funds, Inc. Institutional Class - 58 .02%
Bond Market Index Fund
(a)
2,833,862 25,080
LargeCap S&P 500 Index Fund
(a)
9,843,924 327,212
$ 352,292
TOTAL INVESTMENT COMPANIES $ 607,294
Total Investments $ 607,294
Other Assets and Liabilities -  (0.01)% (72)
TOTAL NET ASSETS - 100.00% $ 607,222
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 14,620 $ 10,987 $ 1,137 $ 25,080
Diversified International Fund 96,214 11,591 107,590 —
Global Emerging Markets Fund 10,261 16,319 757 30,358
High Income Fund 489 13 578 —
High Yield Fund 4,387 3,498 659 7,131
High Yield Fund - Institutional Class — 558 558 —
International Equity Fund — 134,360 12,857 144,487
International Small Company Fund 9,497 3,795 6,866 7,428
LargeCap S&P 500 Index Fund 244,559 64,365 32,371 327,212
MidCap S&P 400 Index Fund 23,950 9,903 5,253 27,176
Real Estate Securities Fund 10,015 3,093 726 11,711
SmallCap S&P 600 Index Fund 17,553 12,535 2,816 26,711
$ 431,545 $ 271,017 $ 172,168 $ 607,294
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 516 $ — $ — $ 610
Diversified International Fund 2,419 7,576 2,857 (7,791)
Global Emerging Markets Fund 34 2 — 4,533
High Income Fund 13 (1) — 77
High Yield Fund 384 (3) — (92)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 529 — 22,455
International Small Company Fund 280 70 — 932
LargeCap S&P 500 Index Fund 3,601 308 3,306 50,351
MidCap S&P 400 Index Fund 814 20 2,271 (1,444)
Real Estate Securities Fund 254 1 186 (672)
SmallCap S&P 600 Index Fund 322 5 1,392 (566)
$ 8,637 $ 8,507 $ 10,012 $ 68,393
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .53%
Global Emerging Markets Fund
(a)
570,655 $ 19,939
High Yield Fund
(a)
428,373 2,879
International Equity Fund
(a)
5,822,885 94,971
International Small Company Fund
(a)
393,703 4,914
MidCap S&P 400 Index Fund
(a)
776,977 17,909
Real Estate Securities Fund
(a)
269,031 7,552
SmallCap S&P 600 Index Fund
(a)
662,237 17,582
$ 165,746
Principal Funds, Inc. Institutional Class - 57 .49%
Bond Market Index Fund
(a)
1,003,646 8,882
LargeCap S&P 500 Index Fund
(a)
6,472,475 215,145
$ 224,027
TOTAL INVESTMENT COMPANIES $ 389,773
Total Investments $ 389,773
Other Assets and Liabilities -  (0.02)% (61)
TOTAL NET ASSETS - 100.00% $ 389,712
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 7,495 $ 2,928 $ 1,815 $ 8,882
Diversified International Fund 60,686 8,406 68,980 —
Global Emerging Markets Fund 6,491 11,078 547 19,939
High Income Fund 276 7 328 —
High Yield Fund 2,344 1,384 787 2,879
High Yield Fund - Institutional Class — 317 317 —
International Equity Fund — 87,782 7,551 94,971
International Small Company Fund 6,010 2,735 4,471 4,914
LargeCap S&P 500 Index Fund 153,858 47,022 18,187 215,145
MidCap S&P 400 Index Fund 15,325 7,077 3,521 17,909
Real Estate Securities Fund 6,297 2,236 551 7,552
SmallCap S&P 600 Index Fund 11,289 8,800 2,083 17,582
$ 270,071 $ 179,772 $ 109,138 $ 389,773
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 267 $ (2) $ — $ 276
Diversified International Fund 1,540 4,416 1,822 (4,528)
Global Emerging Markets Fund 22 1 — 2,916
High Income Fund 7 (1) — 46
High Yield Fund 196 (3) — (59)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 246 — 14,494
International Small Company Fund 179 19 — 621
LargeCap S&P 500 Index Fund 2,283 38 2,097 32,414
MidCap S&P 400 Index Fund 525 4 1,467 (976)
Real Estate Securities Fund 163 — 118 (430)
SmallCap S&P 600 Index Fund 209 3 903 (427)
$ 5,391 $ 4,721 $ 6,407 $ 44,347
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .55%
Global Emerging Markets Fund
(a)
322,501 $ 11,268
High Yield Fund
(a)
243,195 1,634
International Equity Fund
(a)
3,293,479 53,717
International Small Company Fund
(a)
224,150 2,797
MidCap S&P 400 Index Fund
(a)
440,651 10,157
Real Estate Securities Fund
(a)
154,994 4,351
SmallCap S&P 600 Index Fund
(a)
375,103 9,959
$ 93,883
Principal Funds, Inc. Institutional Class - 57 .47%
Bond Market Index Fund
(a)
569,844 5,043
LargeCap S&P 500 Index Fund
(a)
3,662,538 121,743
$ 126,786
TOTAL INVESTMENT COMPANIES $ 220,669
Total Investments $ 220,669
Other Assets and Liabilities -  (0.02)% (49)
TOTAL NET ASSETS - 100.00% $ 220,620
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 3,992 $ 2,019 $ 1,124 $ 5,043
Diversified International Fund 32,148 4,928 36,998 —
Global Emerging Markets Fund 3,456 6,499 294 11,268
High Income Fund 146 4 172 —
High Yield Fund 1,252 879 468 1,634
High Yield Fund - Institutional Class — 166 166 —
International Equity Fund — 49,396 3,802 53,717
International Small Company Fund 3,202 1,786 2,552 2,797
LargeCap S&P 500 Index Fund 81,426 32,004 9,754 121,743
MidCap S&P 400 Index Fund 8,163 4,612 2,135 10,157
Real Estate Securities Fund 3,358 1,516 289 4,351
SmallCap S&P 600 Index Fund 6,023 5,318 1,196 9,959
$ 143,166 $ 109,127 $ 58,950 $ 220,669
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 144 $ — $ — $ 156
Diversified International Fund 826 2,295 969 (2,373)
Global Emerging Markets Fund 12 1 — 1,606
High Income Fund 4 — — 22
High Yield Fund 106 (1) — (28)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 98 — 8,025
International Small Company Fund 97 2 — 359
LargeCap S&P 500 Index Fund 1,219 9 1,116 18,058
MidCap S&P 400 Index Fund 282 1 788 (484)
Real Estate Securities Fund 90 — 63 (234)
SmallCap S&P 600 Index Fund 112 2 486 (188)
$ 2,892 $ 2,407 $ 3,422 $ 24,919
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .57%
Global Emerging Markets Fund
(a)
119,225 $ 4,166
High Yield Fund
(a)
90,768 610
International Equity Fund
(a)
1,219,683 19,893
International Small Company Fund
(a)
84,336 1,053
MidCap S&P 400 Index Fund
(a)
164,273 3,786
Real Estate Securities Fund
(a)
57,972 1,627
SmallCap S&P 600 Index Fund
(a)
139,401 3,701
$ 34,836
Principal Funds, Inc. Institutional Class - 57 .47%
Bond Market Index Fund
(a)
212,669 1,882
LargeCap S&P 500 Index Fund
(a)
1,358,104 45,144
$ 47,026
TOTAL INVESTMENT COMPANIES $ 81,862
Total Investments $ 81,862
Other Assets and Liabilities -  (0.04)% (35)
TOTAL NET ASSETS - 100.00% $ 81,827
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 1,329 $ 961 $ 468 $ 1,882
Diversified International Fund 10,531 2,488 13,019 —
Global Emerging Markets Fund 1,134 2,563 115 4,166
High Income Fund 50 1 59 —
High Yield Fund 413 394 186 610
High Yield Fund - Institutional Class — 57 57 —
International Equity Fund — 18,644 1,700 19,893
International Small Company Fund 1,067 837 984 1,053
LargeCap S&P 500 Index Fund 26,583 15,670 3,600 45,144
MidCap S&P 400 Index Fund 2,759 2,113 920 3,786
Real Estate Securities Fund 1,115 725 133 1,627
SmallCap S&P 600 Index Fund 2,018 2,249 502 3,701
$ 46,999 $ 46,702 $ 21,743 $ 81,862
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 49 $ — $ — $ 60
Diversified International Fund 277 545 336 (545)
Global Emerging Markets Fund 4 — — 584
High Income Fund 1 — — 8
High Yield Fund 39 — — (11)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 25 — 2,924
International Small Company Fund 33 — — 133
LargeCap S&P 500 Index Fund 404 1 371 6,490
MidCap S&P 400 Index Fund 96 — 271 (166)
Real Estate Securities Fund 33 — 21 (80)
SmallCap S&P 600 Index Fund 38 — 166 (64)
$ 974 $ 571 $ 1,165 $ 9,333
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .61%
Global Emerging Markets Fund
(a)
17,678 $ 618
High Yield Fund
(a)
14,019 94
International Equity Fund
(a)
182,249 2,972
International Small Company Fund
(a)
13,460 168
MidCap S&P 400 Index Fund
(a)
25,240 582
Real Estate Securities Fund
(a)
9,007 253
SmallCap S&P 600 Index Fund
(a)
21,148 562
$ 5,249
Principal Funds, Inc. Institutional Class - 57 .45%
Bond Market Index Fund
(a)
32,825 290
LargeCap S&P 500 Index Fund
(a)
204,149 6,786
$ 7,076
TOTAL INVESTMENT COMPANIES $ 12,325
Total Investments $ 12,325
Other Assets and Liabilities -  (0.06)% (8)
TOTAL NET ASSETS - 100.00% $ 12,317
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 114 $ 298 $ 131 $ 290
Diversified International Fund 920 573 1,497 —
Global Emerging Markets Fund 106 495 60 618
High Income Fund 6 — 6 —
High Yield Fund 37 105 48 94
High Yield Fund - Institutional Class — 6 6 —
International Equity Fund — 2,917 341 2,972
International Small Company Fund 91 248 191 168
LargeCap S&P 500 Index Fund 2,331 4,712 1,121 6,786
MidCap S&P 400 Index Fund 235 592 234 582
Real Estate Securities Fund 96 221 54 253
SmallCap S&P 600 Index Fund 171 526 134 562
$ 4,107 $ 10,693 $ 3,823 $ 12,325
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5 $ — $ — $ 9
Diversified International Fund 27 52 34 (48)
Global Emerging Markets Fund — — — 77
High Income Fund — — — —
High Yield Fund 5 — — —
High Yield Fund - Institutional Class — — — —
International Equity Fund — — — 396
International Small Company Fund 3 1 — 19
LargeCap S&P 500 Index Fund 39 2 35 862
MidCap S&P 400 Index Fund 9 (1) 26 (10)
Real Estate Securities Fund 5 — 2 (10)
SmallCap S&P 600 Index Fund 4 (1) 16 —
$ 97 $ 53 $ 113 $ 1,295
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .91%
Diversified Real Asset Fund
(a)
68,599 $ 828
Global Emerging Markets Fund
(a)
99,531 3,478
High Yield Fund
(a)
1,796,366 12,071
International Equity Fund
(a)
1,015,011 16,555
International Small Company Fund
(a)
68,647 857
MidCap S&P 400 Index Fund
(a)
135,502 3,123
Real Estate Securities Fund
(a)
109,141 3,064
SmallCap S&P 600 Index Fund
(a)
115,349 3,062
$ 43,038
Principal Funds, Inc. Institutional Class - 77 .11%
Bond Market Index Fund
(a)
7,365,340 65,183
Inflation Protection Fund
(a)
1,335,604 10,765
LargeCap S&P 500 Index Fund
(a)
1,129,255 37,537
Short-Term Income Fund
(a)
2,583,445 31,389
$ 144,874
TOTAL INVESTMENT COMPANIES $ 187,912
Total Investments $ 187,912
Other Assets and Liabilities -  (0.02)% (37)
TOTAL NET ASSETS - 100.00% $ 187,875
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 54,113 $ 17,698 $ 8,164 $ 65,183
Diversified International Fund 12,646 1,165 13,767 —
Diversified Real Asset Fund 914 196 314 828
Global Emerging Markets Fund 1,374 1,780 218 3,478
High Income Fund 1,148 31 1,366 —
High Yield Fund 10,580 4,986 3,223 12,071
High Yield Fund - Institutional Class — 1,320 1,320 —
Inflation Protection Fund 9,471 2,745 1,700 10,765
International Equity Fund — 16,677 2,880 16,555
International Small Company Fund 1,266 446 966 857
LargeCap S&P 500 Index Fund 31,985 7,838 8,312 37,537
MidCap S&P 400 Index Fund 3,228 1,190 1,067 3,123
Real Estate Securities Fund 2,811 900 458 3,064
Short-Term Income Fund 27,876 8,309 5,198 31,389
SmallCap S&P 600 Index Fund 2,341 1,410 578 3,062
$ 159,753 $ 66,691 $ 49,531 $ 187,912
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,930 $ — $ — $ 1,536
Diversified International Fund 317 809 367 (853)
Diversified Real Asset Fund 28 19 — 13
Global Emerging Markets Fund 5 1 — 541
High Income Fund 31 (4) — 191
High Yield Fund 776 (19) — (253)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 312 1 — 248
International Equity Fund — 135 — 2,623
International Small Company Fund 37 23 — 88
LargeCap S&P 500 Index Fund 471 199 433 5,827
MidCap S&P 400 Index Fund 110 5 307 (233)
Real Estate Securities Fund 76 — 44 (189)
Short-Term Income Fund 1,127 (1) — 403
SmallCap S&P 600 Index Fund 43 — 185 (111)
$ 5,263 $ 1,168 $ 1,336 $ 9,831
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .86%
Blue Chip Fund
(a)
486,710 $ 25,158
Core Fixed Income Fund
(a)
28,795,451 251,672
Diversified Real Asset Fund
(a)
239,987 2,897
Global Emerging Markets Fund
(a)
387,190 13,528
High Yield Fund
(a)
6,942,389 46,653
International Equity Fund
(a)
3,941,017 64,278
International Small Company Fund
(a)
261,341 3,262
LargeCap Growth Fund I
(a)
1,413,850 26,948
MidCap Fund
(a)
124,393 5,637
Real Estate Securities Fund
(a)
418,243 11,740
SmallCap Fund
(a)
340,563 10,888
SmallCap S&P 600 Index Fund
(a)
44,490 1,181
Small-MidCap Dividend Income Fund
(a)
320,548 6,264
$ 470,106
Principal Funds, Inc. Institutional Class - 35 .15%
Equity Income Fund
(a)
608,166 26,102
Inflation Protection Fund
(a)
5,151,249 41,519
LargeCap S&P 500 Index Fund
(a)
1,275,691 42,404
LargeCap Value Fund III
(a)
1,138,365 23,428
Short-Term Income Fund
(a)
9,983,414 121,298
$ 254,751
TOTAL INVESTMENT COMPANIES $ 724,857
Total Investments $ 724,857
Other Assets and Liabilities -  (0.01)% (76)
TOTAL NET ASSETS - 100.00% $ 724,781
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 33,023 $ 2,269 $ 13,428 $ 25,158
Core Fixed Income Fund 265,468 35,932 55,024 251,672
Diversified International Fund 63,552 3,621 66,881 —
Diversified Real Asset Fund 3,337 208 775 2,897
Equity Income Fund 31,023 4,705 9,400 26,102
Global Emerging Markets Fund 6,637 6,226 1,559 13,528
High Income Fund 6,174 162 7,401 —
High Yield Fund 52,801 13,833 18,499 46,653
High Yield Fund - Institutional Class — 7,155 7,155 —
Inflation Protection Fund 45,872 4,997 10,231 41,519
International Equity Fund — 68,612 15,764 64,278
International Small Company Fund 6,070 1,309 4,524 3,262
LargeCap Growth Fund I 32,993 8,930 12,498 26,948
LargeCap S&P 500 Index Fund 33,694 11,365 7,996 42,404
LargeCap Value Fund III 31,095 3,996 11,356 23,428
MidCap Fund 8,168 496 2,988 5,637
Real Estate Securities Fund 14,733 978 3,100 11,740
Short-Term Income Fund 137,787 14,910 33,124 121,298
SmallCap Fund 11,462 1,698 3,199 10,888
SmallCap S&P 600 Index Fund — 3,078 1,797 1,181
Small-MidCap Dividend Income Fund 7,192 1,191 2,199 6,264
$ 791,081 $ 195,671 $ 288,898 $ 724,857
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 43 $ 6,537 $ 1,448 $ (3,243)
Core Fixed Income Fund 9,533 (3,184) — 8,480
Diversified International Fund 1,524 (4,086) 1,740 3,794
Diversified Real Asset Fund 101 36 — 91
Equity Income Fund 544 735 2,599 (961)
Global Emerging Markets Fund 21 8 — 2,216
High Income Fund 163 (27) — 1,092
High Yield Fund 3,345 (138) — (1,344)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,461 (43) — 924
International Equity Fund — 1,270 — 10,160
International Small Company Fund 166 232 — 175
LargeCap Growth Fund I 187 (75) 7,965 (2,402)
LargeCap S&P 500 Index Fund 477 630 439 4,711
LargeCap Value Fund III 437 287 1,928 (594)
MidCap Fund 16 83 245 (122)
Real Estate Securities Fund 331 (122) 220 (749)
Short-Term Income Fund 4,864 15 — 1,710
SmallCap Fund 110 13 112 914
SmallCap S&P 600 Index Fund 19 41 80 (141)
Small-MidCap Dividend Income Fund 116 (15) 200 95
$ 23,458 $ 2,197 $ 16,976 $ 24,806
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Real Estate Securities Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1.26% Shares Held Value (000's)
Money Market Funds - 1.26%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
77,998,182 $ 77,998
TOTAL INVESTMENT COMPANIES $ 77,998
COMMON STOCKS - 98.77% Shares Held Value (000's)
Lodging - 0.86%
Hyatt Hotels Corp 389,020 $ 53,455
REITs - 97.91%
American Healthcare REIT Inc 2,037,728 92,350
American Homes 4 Rent 4,653,804 147,060
American Tower Corp 3,024,617 541,346
Americold Realty Trust Inc 3,171,782 40,884
AvalonBay Communities Inc 1,615,547 280,976
Cousins Properties Inc 3,829,561 99,301
Crown Castle Inc 1,771,345 159,811
Digital Realty Trust Inc 1,267,140 215,933
EastGroup Properties Inc 719,707 125,611
Equinix Inc 624,169 528,053
Equity LifeStyle Properties Inc 1,424,368 86,958
Essex Property Trust Inc 549,598 138,372
Extra Space Storage Inc 2,206,247 294,622
Gaming and Leisure Properties Inc 2,326,958 103,922
Healthpeak Properties Inc 10,072,005 180,793
Hudson Pacific Properties Inc
(c)
7,995,588 19,509
InvenTrust Properties Corp 2,125,729 58,245
Invitation Homes Inc 5,993,086 168,705
Iron Mountain Inc 737,206 75,895
Kilroy Realty Corp 1,950,039 82,389
National Health Investors Inc 841,545 62,704
NETSTREIT Corp
(a)
4,451,754 82,892
Prologis Inc 3,140,310 389,681
Regency Centers Corp 2,970,806 204,837
Rexford Industrial Realty Inc 3,534,710 146,054
Ryman Hospitality Properties Inc 965,166 83,883
Sabra Health Care REIT Inc 7,986,891 142,326
Saul Centers Inc 279,987 8,290
Simon Property Group Inc 908,335 159,649
Smartstop Self Storage REIT Inc 1,018,017 34,969
Ventas Inc 5,353,550 395,038
VICI Properties Inc 6,995,686 209,801
Vornado Realty Trust 2,096,382 79,537
Welltower Inc 3,181,452 575,970
Weyerhaeuser Co 1,706,517 39,250
$ 6,055,616
TOTAL COMMON STOCKS $ 6,109,071
Total Investments $ 6,187,069
Other Assets and Liabilities -  (0.03)% (1,850)
TOTAL NET ASSETS - 100.00% $ 6,185,219
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
NETSTREIT Corp $ 30,288 $ 38,587 $ — $ 82,892
Principal Government Money Market Fund - Class R-6 3.93% 142,428 659,218 723,648 77,998
$ 172,716 $ 697,805 $ 723,648 $ 160,890
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
NETSTREIT Corp $ 3,176 $ — $ — $ 14,017
Principal Government Money Market Fund - Class R-6 3.93% 3,433 — — —
$ 6,609 $ — $ — $ 14,017
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .65%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
31,087,988 $ 31,088
Principal Exchange-Traded Funds - 21 .40%
Principal International Equity ETF
(a)
8,465,387 271,147
Principal U.S. Mega-Cap ETF
(a)
8,471,257 587,434
Principal U.S. Small-Cap ETF
(a)
2,962,700 167,422
$ 1,026,003
Principal Funds, Inc. Class R-6 - 35 .41%
Blue Chip Fund
(a)
1,640,196 84,782
Core Fixed Income Fund
(a)
67,554,454 590,426
Diversified Real Asset Fund
(a)
9,448,085 114,038
Global Emerging Markets Fund
(a)
6,008,433 209,935
High Yield Fund
(a)
30,680,183 206,171
International Equity Index Fund
(a)
11,488,171 160,030
International Small Company Fund
(a)
3,295,407 41,127
LargeCap Growth Fund I
(a)
3,843,164 73,251
MidCap Fund
(a)
464,343 21,044
Real Estate Securities Fund
(a)
1,045,469 29,346
Small-MidCap Dividend Income Fund
(a)
3,688,975 72,082
Spectrum Preferred and Capital Securities Income
Fund
(a)
10,156,247 95,367
$ 1,697,599
Principal Funds, Inc. Institutional Class - 42 .58%
Bond Market Index Fund
(a)
32,105,068 284,130
Equity Income Fund
(a)
8,015,742 344,036
Finisterre Emerging Markets Total Return Bond
Fund
(a)
11,473,390 110,374
Global Listed Infrastructure Fund
(a)
1,921,404 22,961
Government & High Quality Bond Fund
(a)
5,829,586 53,457
Inflation Protection Fund
(a)
14,761,327 118,976
LargeCap S&P 500 Index Fund
(a)
3,071,781 102,106
LargeCap Value Fund III
(a)
8,067,122 166,021
Overseas Fund
(a)
19,673,737 238,446
Principal Capital Appreciation Fund
(a)
5,001,640 472,255
Short-Term Income Fund
(a)
10,594,797 128,727
$ 2,041,489
TOTAL INVESTMENT COMPANIES $ 4,796,179
Total Investments $ 4,796,179
Other Assets and Liabilities -  (0.04)% (2,043)
TOTAL NET ASSETS - 100.00% $ 4,794,136
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 231,165 $ 12,039 $ 178,069 $ 84,782
Bond Market Index Fund 203,829 93,724 21,413 284,130
Core Fixed Income Fund 756,946 31,284 210,114 590,426
Diversified International Fund 162,466 8,774 171,474 —
Diversified Real Asset Fund 140,588 4,965 36,769 114,038
Equity Income Fund 337,857 162,129 166,788 344,036
Finisterre Emerging Markets Total Return Bond Fund 86,486 39,289 21,324 110,374
Global Emerging Markets Fund 90,341 103,256 12,965 209,935
Global Listed Infrastructure Fund — 22,796 651 22,961
Government & High Quality Bond Fund 58,511 2,566 9,157 53,457
High Yield Fund 121,904 101,057 16,623 206,171
Inflation Protection Fund 92,013 35,267 11,946 118,976
International Equity Index Fund 21,577 136,818 2,374 160,030
International Small Company Fund 43,821 1,735 12,068 41,127
LargeCap Growth Fund I 156,758 115,923 195,177 73,251
LargeCap S&P 500 Index Fund 98,263 3,735 16,471 102,106
LargeCap Value Fund III 258,926 20,566 108,553 166,021
MidCap Fund 177,675 6,997 165,635 21,044
Overseas Fund 156,968 213,638 138,374 238,446
Principal Capital Appreciation Fund 431,060 137,527 161,415 472,255
Principal Government Money Market Fund - Class R-6 3.93% 23,647 74,555 67,114 31,088
Principal International Equity ETF — 253,663 12,575 271,147
Principal U.S. Mega-Cap ETF 536,245 151,930 230,110 587,434
Principal U.S. Small-Cap ETF 127,799 92,288 61,023 167,422
Principal Value ETF — 59,791 58,539 —
Real Estate Securities Fund 33,006 1,635 3,304 29,346
Short-Term Income Fund 82,766 57,598 13,068 128,727
Small-MidCap Dividend Income Fund 69,881 26,272 23,716 72,082
Spectrum Preferred and Capital Securities Income Fund 119,283 7,412 33,143 95,367
$ 4,619,781 $ 1,979,229 $ 2,159,952 $ 4,796,179
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 304 $ 122,637 $ 10,252 $ (102,990)
Bond Market Index Fund 8,037 (508) — 8,498
Core Fixed Income Fund 25,150 (15,692) — 28,002
Diversified International Fund 3,945 59,188 4,592 (58,954)
Diversified Real Asset Fund 4,192 (2,554) — 7,808
Equity Income Fund 6,802 28,093 28,348 (17,255)
Finisterre Emerging Markets Total Return Bond Fund 5,142 (3,248) — 9,171
Global Emerging Markets Fund 323 673 — 28,630
Global Listed Infrastructure Fund — 8 — 808
Government & High Quality Bond Fund 2,055 (470) — 2,007
High Yield Fund 11,368 (437) — 270
Inflation Protection Fund 2,945 (1,446) — 5,088
International Equity Index Fund 723 302 227 3,707
International Small Company Fund 1,668 1,484 — 6,155
LargeCap Growth Fund I 896 16,111 38,211 (20,364)
LargeCap S&P 500 Index Fund 1,403 4,018 1,290 12,561
LargeCap Value Fund III 3,675 4,292 16,253 (9,210)
MidCap Fund 364 11,733 5,420 (9,726)
Overseas Fund 11,505 3,155 11,376 3,059
Principal Capital Appreciation Fund 3,008 15,190 18,940 49,893
Principal Government Money Market Fund - Class R-6 3.93% 1,195 — — —
Principal International Equity ETF — 339 — 29,720
Principal U.S. Mega-Cap ETF 5,296 38,179 — 91,190
Principal U.S. Small-Cap ETF 703 10,841 — (2,483)
Principal Value ETF 375 (1,252) — —
Real Estate Securities Fund 662 142 637 (2,133)
Short-Term Income Fund 3,650 20 — 1,411
Small-MidCap Dividend Income Fund 1,047 2,198 1,975 (2,553)
Spectrum Preferred and Capital Securities Income Fund 6,424 (2,643) — 4,458
$ 112,857 $ 290,353 $ 137,521 $ 66,768
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .65%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
12,321,182 $ 12,321
Principal Exchange-Traded Funds - 13 .97%
Principal International Equity ETF
(a)
2,065,178 66,148
Principal U.S. Mega-Cap ETF
(a)
2,294,648 159,121
Principal U.S. Small-Cap ETF
(a)
666,700 37,675
$ 262,944
Principal Funds, Inc. Class R-6 - 42 .18%
Blue Chip Fund
(a)
497,352 25,708
Core Fixed Income Fund
(a)
48,780,170 426,339
Diversified Real Asset Fund
(a)
2,907,082 35,088
Global Emerging Markets Fund
(a)
1,547,283 54,062
High Yield Fund
(a)
14,851,782 99,804
International Equity Index Fund
(a)
2,940,166 40,957
International Small Company Fund
(a)
869,468 10,851
LargeCap Growth Fund I
(a)
752,230 14,337
MidCap Fund
(a)
180,098 8,162
Real Estate Securities Fund
(a)
406,918 11,422
Small-MidCap Dividend Income Fund
(a)
1,039,194 20,306
Spectrum Preferred and Capital Securities Income
Fund
(a)
5,000,733 46,957
$ 793,993
Principal Funds, Inc. Institutional Class - 43 .24%
Bond Market Index Fund
(a)
21,816,714 193,078
Equity Income Fund
(a)
2,488,229 106,795
Finisterre Emerging Markets Total Return Bond
Fund
(a)
10,814,657 104,037
Global Listed Infrastructure Fund
(a)
738,087 8,820
Government & High Quality Bond Fund
(a)
4,561,144 41,826
Inflation Protection Fund
(a)
9,601,681 77,390
LargeCap S&P 500 Index Fund
(a)
846,573 28,140
LargeCap Value Fund III
(a)
905,838 18,642
Overseas Fund
(a)
4,866,874 58,987
Principal Capital Appreciation Fund
(a)
1,144,040 108,020
Short-Term Income Fund
(a)
5,601,892 68,063
$ 813,798
TOTAL INVESTMENT COMPANIES $ 1,883,056
Total Investments $ 1,883,056
Other Assets and Liabilities -  (0.04)% (733)
TOTAL NET ASSETS - 100.00% $ 1,882,323
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 74,185 $ 3,892 $ 58,064 $ 25,708
Bond Market Index Fund 160,210 44,943 17,100 193,078
Core Fixed Income Fund 524,588 26,145 133,039 426,339
Diversified International Fund 45,382 2,567 48,007 —
Diversified Real Asset Fund 46,769 2,001 15,296 35,088
Equity Income Fund 116,226 37,243 49,483 106,795
Finisterre Emerging Markets Total Return Bond Fund 80,298 23,581 6,214 104,037
Global Emerging Markets Fund 22,894 29,848 6,309 54,062
Global Listed Infrastructure Fund — 9,159 651 8,820
Government & High Quality Bond Fund 42,728 3,059 5,160 41,826
High Yield Fund 54,125 55,235 9,648 99,804
Inflation Protection Fund 69,272 15,138 8,927 77,390
International Equity Index Fund 8,614 32,113 1,277 40,957
International Small Company Fund 10,746 644 2,546 10,851
LargeCap Growth Fund I 22,649 5,866 12,573 14,337
LargeCap S&P 500 Index Fund 29,539 1,309 7,320 28,140
LargeCap Value Fund III 33,586 2,866 16,861 18,642
MidCap Fund 32,407 1,391 25,790 8,162
Overseas Fund 29,157 32,716 5,772 58,987
Principal Capital Appreciation Fund 113,188 36,783 57,403 108,020
Principal Government Money Market Fund - Class R-6 3.93% 10,742 28,383 26,804 12,321
Principal International Equity ETF — 62,599 4,607 66,148
Principal U.S. Mega-Cap ETF 143,917 38,225 57,232 159,121
Principal U.S. Small-Cap ETF 29,629 22,829 16,438 37,675
Principal Value ETF — 18,298 17,983 —
Real Estate Securities Fund 13,309 1,104 2,178 11,422
Short-Term Income Fund 50,827 23,827 7,387 68,063
Small-MidCap Dividend Income Fund 32,507 1,965 14,160 20,306
Spectrum Preferred and Capital Securities Income Fund 61,991 9,725 25,793 46,957
$ 1,859,485 $ 573,454 $ 660,022 $ 1,883,056
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 98 $ 39,961 $ 3,290 $ (34,266)
Bond Market Index Fund 5,781 (653) — 5,678
Core Fixed Income Fund 17,593 (15,950) — 24,595
Diversified International Fund 1,103 14,942 1,281 (14,884)
Diversified Real Asset Fund 1,320 (70) — 1,684
Equity Income Fund 2,127 7,367 9,747 (4,558)
Finisterre Emerging Markets Total Return Bond Fund 5,132 (923) — 7,295
Global Emerging Markets Fund 90 352 — 7,277
Global Listed Infrastructure Fund — 4 — 308
Government & High Quality Bond Fund 1,569 (240) — 1,439
High Yield Fund 5,177 (82) — 174
Inflation Protection Fund 2,219 (1,063) — 2,970
International Equity Index Fund 284 125 89 1,382
International Small Company Fund 410 336 — 1,671
LargeCap Growth Fund I 129 1,707 5,491 (3,312)
LargeCap S&P 500 Index Fund 410 1,799 377 2,813
LargeCap Value Fund III 472 1,304 2,087 (2,253)
MidCap Fund 66 (391) 986 545
Overseas Fund 2,147 (173) 2,120 3,059
Principal Capital Appreciation Fund 783 7,242 4,914 8,210
Principal Government Money Market Fund - Class R-6 3.93% 550 — — —
Principal International Equity ETF — 124 — 8,032
Principal U.S. Mega-Cap ETF 1,394 10,131 — 24,080
Principal U.S. Small-Cap ETF 156 4,255 — (2,600)
Principal Value ETF 129 (315) — —
Real Estate Securities Fund 257 66 259 (879)
Short-Term Income Fund 2,098 (6) — 802
Small-MidCap Dividend Income Fund 500 521 906 (527)
Spectrum Preferred and Capital Securities Income Fund 3,369 (2,046) — 3,080
$ 55,363 $ 68,324 $ 31,547 $ 41,815
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 99 .51 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
4,873 $ 5
Principal Exchange-Traded Funds - 26 .06%
Principal International Equity ETF
(a)
7,404,025 237,151
Principal U.S. Mega-Cap ETF
(a)
7,103,445 492,584
Principal U.S. Small-Cap ETF
(a)
2,749,800 155,391
$ 885,126
Principal Funds, Inc. Class R-6 - 29 .94%
Blue Chip Fund
(a)
1,493,668 77,208
Core Fixed Income Fund
(a)
22,628,987 197,777
Diversified Real Asset Fund
(a)
6,312,270 76,189
Global Emerging Markets Fund
(a)
5,525,727 193,069
High Yield Fund
(a)
9,191,182 61,765
International Equity Index Fund
(a)
9,614,176 133,925
International Small Company Fund
(a)
3,556,865 44,390
LargeCap Growth Fund I
(a)
5,419,385 103,294
MidCap Fund
(a)
363,089 16,455
Real Estate Securities Fund
(a)
1,262,703 35,444
Small-MidCap Dividend Income Fund
(a)
2,603,133 50,865
Spectrum Preferred and Capital Securities Income
Fund
(a)
2,838,641 26,655
$ 1,017,036
Principal Funds, Inc. Institutional Class - 43 .51%
Bond Market Index Fund
(a)
13,231,984 117,103
Equity Income Fund
(a)
6,588,619 282,784
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,453,403 33,222
Global Listed Infrastructure Fund
(a)
2,738,352 32,723
Government & High Quality Bond Fund
(a)
1,574,861 14,442
Inflation Protection Fund
(a)
5,792,789 46,690
LargeCap S&P 500 Index Fund
(a)
2,342,942 77,879
LargeCap Value Fund III
(a)
8,894,029 183,039
Overseas Fund
(a)
19,343,499 234,443
Principal Capital Appreciation Fund
(a)
4,828,586 455,915
$ 1,478,240
TOTAL INVESTMENT COMPANIES $ 3,380,407
Total Investments $ 3,380,407
Other Assets and Liabilities -  0.49% 16,617
TOTAL NET ASSETS - 100.00% $ 3,397,024
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 233,808 $ 11,213 $ 189,178 $ 77,208
Bond Market Index Fund 84,104 40,343 10,461 117,103
Core Fixed Income Fund 252,687 10,087 69,323 197,777
Diversified International Fund 131,053 7,724 139,021 —
Diversified Real Asset Fund 108,895 3,308 39,787 76,189
Equity Income Fund 349,172 66,790 132,752 282,784
Finisterre Emerging Markets Total Return Bond Fund 32,633 2,439 4,283 33,222
Global Emerging Markets Fund 85,979 99,810 21,312 193,069
Global Listed Infrastructure Fund — 32,074 507 32,723
Government & High Quality Bond Fund 15,494 874 2,349 14,442
High Yield Fund 32,683 34,736 5,637 61,765
Inflation Protection Fund 18,288 30,459 4,023 46,690
International Equity Index Fund 28,686 105,627 5,269 133,925
International Small Company Fund 45,484 2,025 11,363 44,390
LargeCap Growth Fund I 140,913 55,805 86,088 103,294
LargeCap S&P 500 Index Fund 78,165 2,669 15,879 77,879
LargeCap Value Fund III 237,492 20,185 73,500 183,039
MidCap Fund 144,886 8,012 137,913 16,455
Overseas Fund 124,655 121,733 25,450 234,443
Principal Capital Appreciation Fund 399,651 91,988 93,285 455,915
Principal Government Money Market Fund - Class R-6 3.93% 19,881 70,263 90,139 5
Principal International Equity ETF — 220,319 8,134 237,151
Principal U.S. Mega-Cap ETF 410,885 107,791 126,792 492,584
Principal U.S. Small-Cap ETF 118,718 78,419 50,037 155,391
Principal Value ETF — 50,335 49,117 —
Real Estate Securities Fund 39,260 2,041 3,476 35,444
Small-MidCap Dividend Income Fund 45,348 20,164 14,385 50,865
Spectrum Preferred and Capital Securities Income Fund 38,224 2,305 14,466 26,655
$ 3,217,044 $ 1,299,538 $ 1,423,926 $ 3,380,407
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 305 $ 132,116 $ 10,289 $ (110,751)
Bond Market Index Fund 2,877 (162) — 3,279
Core Fixed Income Fund 8,549 (6,625) — 10,951
Diversified International Fund 3,205 46,977 3,739 (46,733)
Diversified Real Asset Fund 3,066 (586) — 4,359
Equity Income Fund 6,286 43,449 29,177 (43,875)
Finisterre Emerging Markets Total Return Bond Fund 2,015 (617) — 3,050
Global Emerging Markets Fund 297 1,544 — 27,048
Global Listed Infrastructure Fund — 5 — 1,151
Government & High Quality Bond Fund 559 (109) — 532
High Yield Fund 3,355 (53) — 36
Inflation Protection Fund 600 (323) — 2,289
International Equity Index Fund 963 653 303 4,228
International Small Company Fund 1,721 1,422 — 6,822
LargeCap Growth Fund I 799 (434) 34,072 (6,902)
LargeCap S&P 500 Index Fund 1,108 4,220 1,020 8,704
LargeCap Value Fund III 3,373 4,106 14,912 (5,244)
MidCap Fund 297 7,831 4,422 (6,361)
Overseas Fund 9,708 (1,040) 9,584 14,545
Principal Capital Appreciation Fund 2,841 7,657 17,802 49,904
Principal Government Money Market Fund - Class R-6 3.93% 890 — — —
Principal International Equity ETF — 219 — 24,747
Principal U.S. Mega-Cap ETF 4,164 21,770 — 78,930
Principal U.S. Small-Cap ETF 686 8,549 — (258)
Principal Value ETF 326 (1,218) — —
Real Estate Securities Fund 813 132 730 (2,513)
Small-MidCap Dividend Income Fund 690 44 1,283 (306)
Spectrum Preferred and Capital Securities Income Fund 2,032 (1,045) — 1,637
$ 61,525 $ 268,482 $ 127,333 $ 19,269
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .52%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
11,600,574 $ 11,601
Principal Exchange-Traded Funds - 12 .19%
Principal Active High Yield ETF
(a)
2,073,084 39,876
Principal International Equity ETF
(a)
2,286,147 73,225
Principal U.S. Mega-Cap ETF
(a)
1,873,095 129,889
Principal U.S. Small-Cap ETF
(a)
516,000 29,159
$ 272,149
Principal Funds, Inc. Class R-6 - 42 .25%
Core Fixed Income Fund
(a)
76,074,373 664,890
Diversified Real Asset Fund
(a)
1,956,118 23,610
Global Emerging Markets Fund
(a)
483,659 16,899
High Yield Fund
(a)
13,662,965 91,815
International Equity Index Fund
(a)
2,016,831 28,095
LargeCap Growth Fund I
(a)
439,726 8,381
MidCap Fund
(a)
245,525 11,127
Real Estate Securities Fund
(a)
380,770 10,688
Small-MidCap Dividend Income Fund
(a)
1,439,676 28,131
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,317,838 59,325
$ 942,961
Principal Funds, Inc. Institutional Class - 45 .08%
Bond Market Index Fund
(a)
31,391,472 277,815
Equity Income Fund
(a)
1,837,954 78,885
Finisterre Emerging Markets Total Return Bond
Fund
(a)
17,337,614 166,788
Government & High Quality Bond Fund
(a)
10,693,149 98,056
Inflation Protection Fund
(a)
16,698,424 134,589
LargeCap S&P 500 Index Fund
(a)
391,086 13,000
LargeCap Value Fund III
(a)
1,937,914 39,882
Overseas Fund
(a)
1,704,849 20,663
Principal Capital Appreciation Fund
(a)
788,679 74,467
Short-Term Income Fund
(a)
8,391,141 101,952
$ 1,006,097
TOTAL INVESTMENT COMPANIES $ 2,232,808
Total Investments $ 2,232,808
Other Assets and Liabilities -  (0.04)% (846)
TOTAL NET ASSETS - 100.00% $ 2,231,962
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 283,421 $ 26,062 $ 37,967 $ 277,815
Core Fixed Income Fund 820,586 32,253 201,782 664,890
Diversified International Fund 58,735 3,151 61,941 —
Diversified Real Asset Fund 27,507 919 5,813 23,610
Equity Income Fund 77,317 35,353 36,776 78,885
Finisterre Emerging Markets Total Return Bond Fund 131,306 45,058 19,500 166,788
Global Emerging Markets Fund — 16,332 2,190 16,899
Government & High Quality Bond Fund 100,457 4,821 10,030 98,056
High Yield Fund 27,590 73,568 9,667 91,815
Inflation Protection Fund 141,231 9,690 19,260 134,589
International Equity Index Fund — 28,061 — 28,095
LargeCap Growth Fund I 22,620 5,725 17,300 8,381
LargeCap S&P 500 Index Fund 25,294 915 16,406 13,000
LargeCap Value Fund III 52,816 4,353 16,333 39,882
MidCap Fund 23,408 910 13,326 11,127
Overseas Fund 16,335 8,589 6,247 20,663
Principal Active High Yield ETF 40,363 — — 39,876
Principal Capital Appreciation Fund 98,927 11,483 46,496 74,467
Principal Government Money Market Fund - Class R-6 3.93% 17,105 20,821 26,325 11,601
Principal International Equity ETF — 71,852 8,578 73,225
Principal U.S. Mega-Cap ETF 158,989 17,432 80,381 129,889
Principal U.S. Small-Cap ETF 14,467 17,179 3,775 29,159
Principal Value ETF — 11,632 11,370 —
Real Estate Securities Fund 11,876 705 1,189 10,688
Short-Term Income Fund 84,492 29,963 13,782 101,952
Small-MidCap Dividend Income Fund 41,084 9,301 21,763 28,131
Spectrum Preferred and Capital Securities Income Fund 77,189 18,428 37,750 59,325
$ 2,353,115 $ 504,556 $ 725,947 $ 2,232,808
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,924 $ (1,149) $ — $ 7,448
Core Fixed Income Fund 27,710 (24,847) — 38,680
Diversified International Fund 1,419 6,435 1,641 (6,380)
Diversified Real Asset Fund 800 510 — 487
Equity Income Fund 1,432 8,934 6,464 (5,943)
Finisterre Emerging Markets Total Return Bond Fund 8,105 (2,754) — 12,678
Global Emerging Markets Fund — 153 — 2,604
Government & High Quality Bond Fund 3,664 (1,142) — 3,950
High Yield Fund 4,149 4 — 320
Inflation Protection Fund 4,513 (2,213) — 5,141
International Equity Index Fund — — — 34
LargeCap Growth Fund I 129 2,042 5,489 (4,706)
LargeCap S&P 500 Index Fund 357 5,100 328 (1,903)
LargeCap Value Fund III 737 131 3,259 (1,085)
MidCap Fund 48 (149) 712 284
Overseas Fund 1,588 (172) 1,568 2,158
Principal Active High Yield ETF 2,867 — — (487)
Principal Capital Appreciation Fund 679 10,128 4,265 425
Principal Government Money Market Fund - Class R-6 3.93% 716 — — —
Principal International Equity ETF — 231 — 9,720
Principal U.S. Mega-Cap ETF 1,418 24,201 — 9,648
Principal U.S. Small-Cap ETF 88 443 — 845
Principal Value ETF 118 (262) — —
Real Estate Securities Fund 248 61 214 (765)
Short-Term Income Fund 3,396 38 — 1,241
Small-MidCap Dividend Income Fund 553 2,891 1,142 (3,382)
Spectrum Preferred and Capital Securities Income Fund 4,348 (2,681) — 4,139
$ 79,006 $ 25,933 $ 25,082 $ 75,151
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .60%
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b)
14,720,046 $ 14,720
Principal Exchange-Traded Funds - 28 .74%
Principal International Equity ETF
(a)
5,724,130 183,344
Principal U.S. Mega-Cap ETF
(a)
5,430,800 376,596
Principal U.S. Small-Cap ETF
(a)
2,371,500 134,013
Principal Value ETF
(a)
233,000 12,019
$ 705,972
Principal Funds, Inc. Class R-6 - 27 .11%
Blue Chip Fund
(a)
1,313,509 67,895
Diversified Real Asset Fund
(a)
4,782,652 57,727
Global Emerging Markets Fund
(a)
4,880,379 170,520
International Equity Index Fund
(a)
8,541,583 118,984
International Small Company Fund
(a)
4,163,217 51,957
LargeCap Growth Fund I
(a)
5,851,721 111,534
MidCap Fund
(a)
286,207 12,971
Real Estate Securities Fund
(a)
645,989 18,133
Small-MidCap Dividend Income Fund
(a)
2,882,826 56,330
$ 666,051
Principal Funds, Inc. Institutional Class - 43 .59%
Equity Income Fund
(a)
5,172,170 221,990
Global Listed Infrastructure Fund
(a)
1,958,029 23,398
Inflation Protection Fund
(a)
4,231,330 34,105
LargeCap S&P 500 Index Fund
(a)
2,110,888 70,166
LargeCap Value Fund III
(a)
7,333,260 150,918
Overseas Fund
(a)
16,600,704 201,201
Principal Capital Appreciation Fund
(a)
3,909,323 369,118
$ 1,070,896
TOTAL INVESTMENT COMPANIES $ 2,457,639
Total Investments $ 2,457,639
Other Assets and Liabilities -  (0.04)% (1,009)
TOTAL NET ASSETS - 100.00% $ 2,456,630
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 190,250 $ 9,601 $ 146,788 $ 67,895
Bond Market Index Fund — 16,915 17,165 —
Diversified International Fund 128,926 8,055 137,220 —
Diversified Real Asset Fund 80,693 2,825 28,583 57,727
Equity Income Fund 284,475 37,368 97,682 221,990
Global Emerging Markets Fund 78,749 81,087 16,004 170,520
Global Listed Infrastructure Fund — 22,911 339 23,398
Inflation Protection Fund — 34,364 1,339 34,105
International Equity Index Fund 26,301 94,276 6,005 118,984
International Small Company Fund 52,595 3,306 13,654 51,957
LargeCap Growth Fund I 115,081 68,976 69,316 111,534
LargeCap S&P 500 Index Fund 65,802 2,592 9,586 70,166
LargeCap Value Fund III 209,760 20,979 78,755 150,918
MidCap Fund 117,146 4,954 110,725 12,971
Overseas Fund 111,750 106,918 29,094 201,201
Principal Capital Appreciation Fund 333,675 35,561 43,161 369,118
Principal Government Money Market Fund - Class R-6 3.93% 16,448 51,532 53,260 14,720
Principal International Equity ETF — 157,889 — 183,344
Principal U.S. Mega-Cap ETF 312,846 31,450 38,853 376,596
Principal U.S. Small-Cap ETF 96,419 72,427 41,404 134,013
Principal Value ETF — 60,607 49,220 12,019
Real Estate Securities Fund 18,503 2,210 1,397 18,133
Small-MidCap Dividend Income Fund 28,754 30,329 2,888 56,330
$ 2,268,173 $ 957,132 $ 992,438 $ 2,457,639
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 248 $ 76,945 $ 8,395 $ (62,113)
Bond Market Index Fund — 250 — —
Diversified International Fund 3,163 42,114 3,684 (41,875)
Diversified Real Asset Fund 2,277 (2,268) — 5,060
Equity Income Fund 4,874 14,195 23,840 (16,366)
Global Emerging Markets Fund 273 847 — 25,841
Global Listed Infrastructure Fund — 3 — 823
Inflation Protection Fund — 21 — 1,059
International Equity Index Fund 897 652 282 3,760
International Small Company Fund 2,020 6 — 9,704
LargeCap Growth Fund I 660 5,726 28,138 (8,933)
LargeCap S&P 500 Index Fund 937 2,278 862 9,080
LargeCap Value Fund III 2,969 5,240 13,139 (6,306)
MidCap Fund 240 6,278 3,577 (4,682)
Overseas Fund 9,002 (1,467) 8,887 13,094
Principal Capital Appreciation Fund 2,354 3,381 14,768 39,662
Principal Government Money Market Fund - Class R-6 3.93% 653 — — —
Principal International Equity ETF — — — 25,455
Principal U.S. Mega-Cap ETF 3,000 6,701 — 64,452
Principal U.S. Small-Cap ETF 554 7,056 — (485)
Principal Value ETF 864 109 — 523
Real Estate Securities Fund 430 (27) 342 (1,156)
Small-MidCap Dividend Income Fund 483 (178) 809 313
$ 35,898 $ 167,862 $ 106,723 $ 56,910
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 5 .08 % Shares Held Value (000's)
Money Market Funds - 5 .08%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
290,738 $ 291
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
179,090,210 179,090
$ 179,381
TOTAL INVESTMENT COMPANIES $ 179,381
BONDS - 82 .88%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .33%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,857
General Electric Co
4.30%, 07/29/2030 6,000 6,045
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,558
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 10,160
RTX Corp
5.75%, 11/08/2026 8,075 8,206
$ 46,826
Agriculture - 0 .47%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 5,500 5,511
4.20%, 09/17/2029 11,000 10,989
$ 16,500
Airlines - 0 .52%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
7,905 7,927
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,569
$ 18,496
Automobile Asset Backed Securities - 4 .96%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 563 563
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 598 599
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
2,970 2,972
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
3,372 3,374
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
9,300 9,321
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
4,880 4,888
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
4,702 4,712
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
1,041 1,042
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
1,757 1,761
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
3,662 3,666
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
5,386 5,396
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 2,629 2,633
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 4,166 4,170
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 8,563 8,572
Gm Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 8,800 8,818
GM Financial Consumer Automobile Receivables
Trust 2025-4
3.88%, 12/18/2028
(e)
9,500 9,491
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 $ 6,288 $ 6,294
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
697 697
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
1,948 1,948
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 871 871
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,765
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 2,645 2,648
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
1,701 1,704
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
3,267 3,272
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
7,043 7,056
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
5,900 5,909
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028
(d)
10,250 10,250
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
7,500 7,518
World Omni Auto Receivables Trust 2025-A
4.49%, 04/17/2028 9,035 9,045
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 12,500 12,513
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 12,500 12,498
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 2,328 2,331
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 11,000 10,986
$ 175,283
Banks - 17 .17%
AIB Group PLC
5.32%, 05/15/2031
(d),(f)
2,500 2,574
Secured Overnight Financing Rate + 1.65%
Bank of America Corp
4.98%, 01/24/2029
(f)
9,400 9,567
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(f)
9,400 9,706
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(f)
14,100 14,617
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(f)
14,700 14,593
Secured Overnight Financing Rate + 0.60%
5.00%, 01/27/2029
(f)
2,000 2,039
Secured Overnight Financing Rate + 0.67%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(f)
9,200 9,259
Secured Overnight Financing Rate + 0.68%
Bank of New York Mellon/The
4.73%, 04/20/2029
(f)
5,750 5,843
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,180
4.40%, 09/08/2028
(f)
9,400 9,452
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(f)
7,308 7,159
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.79%, 05/09/2029
(d),(f)
$ 8,000 $ 8,070
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(f)
10,600 10,780
Secured Overnight Financing Rate + 1.68%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026
(g)
6,900 7,021
5.99%, 10/03/2028 3,440 3,616
Citibank NA
4.88%, 11/19/2027
(f)
8,000 8,056
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(f)
19,600 19,454
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(f)
9,500 9,562
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(f)
8,000 8,211
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 6,100 6,340
6.82%, 11/20/2029
(f)
7,100 7,582
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(f)
3,400 3,446
Secured Overnight Financing Rate + 1.49%
Fifth Third Bank NA
4.97%, 01/28/2028
(f)
2,800 2,825
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(f)
8,600 8,432
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(f)
10,500 10,554
Secured Overnight Financing Rate + 1.73%
5.09%, 12/09/2026 14,700 14,707
Secured Overnight Financing Rate + 0.79%
5.21%, 01/28/2031
(f)
12,500 12,899
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(f)
12,500 12,900
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(f)
8,235 8,605
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
15,800 15,672
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
19,600 19,572
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(f)
6,650 6,706
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(f)
8,400 8,465
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(f)
6,000 6,107
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(f)
6,200 6,326
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(f)
6,200 6,470
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 15,900 16,365
Mizuho Financial Group Inc
4.71%, 07/08/2031
(f)
9,300 9,411
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.59%, 05/04/2027
(f)
$ 10,750 $ 10,604
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(f)
6,000 5,881
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(f)
10,000 10,119
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(f)
10,000 10,015
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(f)
9,350 9,602
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(f)
7,500 7,743
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(f)
2,575 2,628
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(f)
6,200 6,468
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(f)
10,500 10,680
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.96%, 08/15/2030
(f)
9,500 9,682
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.34%, 11/15/2028 9,500 9,598
Secured Overnight Financing Rate + 1.30%
PNC Bank NA
4.54%, 05/13/2027
(f)
8,750 8,763
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(f)
8,750 8,928
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(f)
6,400 6,617
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026
(g)
14,700 14,603
4.70%, 08/06/2031
(f)
11,300 11,443
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(f)
12,500 12,793
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(f)
9,300 9,562
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d)
8,500 8,772
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 14,612
Truist Financial Corp
1.27%, 03/02/2027
(f)
5,230 5,177
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(f)
10,000 10,809
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(f)
15,000 14,895
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(f)
4,800 4,934
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(f)
3,675 3,798
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(f)
8,750 8,825
Secured Overnight Financing Rate + 0.91%

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
5.15%, 04/23/2031
(f)
$ 9,500 $ 9,797
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(f)
4,250 4,399
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(f)
6,200 6,336
Secured Overnight Financing Rate + 1.07%
$ 606,226
Biotechnology - 0 .42%
Amgen Inc
5.15%, 03/02/2028 9,100 9,303
Gilead Sciences Inc
4.80%, 11/15/2029 5,500 5,645
$ 14,948
Building Materials - 0 .26%
Vulcan Materials Co
4.95%, 12/01/2029 9,000 9,228
Chemicals - 0 .64%
Sherwin-Williams Co/The
4.30%, 08/15/2028 8,000 8,037
4.50%, 08/15/2030 6,500 6,542
Westlake Corp
3.60%, 08/15/2026 7,900 7,854
$ 22,433
Commercial Mortgage Backed Securities - 9 .22%
1301 Trust 2025-AOA
5.06%, 08/11/2042
(d),(h)
8,400 8,524
ALA Trust 2025-OANA
5.78%, 06/15/2040
(d)
9,300 9,335
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(h)
5,627 5,561
ARES Trust 2025-IND3
5.53%, 04/15/2042
(d)
9,200 9,200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.52%, 11/15/2041
(d)
8,900 8,906
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(d),(h)
8,200 8,194
BFLD Commercial Mortgage Trust 2025-660F
5.46%, 11/15/2042
(d)
8,750 8,761
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BX 2024-PALM
5.57%, 06/15/2037
(d)
10,125 10,131
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.00%, 11/15/2038
(d)
8,582 8,571
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-VOLT
4.85%, 09/15/2036
(d)
14,532 14,523
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2024-AIRC
5.72%, 08/15/2039
(d)
15,915 15,935
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.32%, 12/15/2039
(d)
1,525 1,527
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2021-BXMF
4.78%, 10/15/2026
(d)
$ 8,595 $ 8,573
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.65%, 10/15/2036
(d)
10,700 10,657
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
5.18%, 02/15/2035
(d)
9,400 9,382
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.43%, 06/15/2035
(d)
12,200 12,208
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
DBC 2025-DBC Mortgage Trust
5.40%, 06/15/2038
(d)
10,000 10,013
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
ELP Commercial Mortgage Trust 2021-ELP
4.85%, 11/15/2038
(d)
14,876 14,848
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(h)
2,350 2,343
GSAT Trust 2025-BMF
5.53%, 07/15/2040
(d)
8,800 8,808
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.20%, 04/15/2038
(d)
11,431 11,427
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
KRE Commercial Mortgage Trust 2025-AIP4
5.33%, 03/15/2042
(d)
12,600 12,584
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.48%, 10/15/2041
(d)
8,367 8,373
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
5.62%, 06/15/2039
(d)
12,750 12,758
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2022-BMR Mortgage Trust
5.33%, 05/15/2039
(d)
18,400 17,802
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.62%, 05/15/2041
(d)
15,000 14,954
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
4.95%, 04/15/2038
(d)
2,468 2,467
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
4.85%, 07/15/2038
(d)
8,800 8,784
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
4.85%, 01/15/2039
(d)
745 744
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
NYC Commercial Mortgage Trust 2025-28L
0.00%, 11/05/2038
(e),(i)
$ 9,000 $ 8,992
PENN Commercial Mortgage Trust 2025-P11
5.34%, 08/10/2042
(d),(h)
7,000 7,116
PRM5 Trust 2025-PRM5
4.47%, 03/10/2033
(d),(h)
5,000 4,978
SREIT Trust 2021-MFP
4.88%, 11/15/2038
(d)
10,989 10,972
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
5.33%, 04/15/2042
(d)
7,500 7,486
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(h)
10,000 10,013
$ 325,450
Computers - 1 .39%
Apple Inc
4.00%, 05/12/2028
(g)
11,500 11,554
Dell International LLC / EMC Corp
4.75%, 04/01/2028 4,000 4,056
5.00%, 04/01/2030 9,250 9,475
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 14,500 14,556
4.55%, 10/15/2029 9,500 9,555
$ 49,196
Diversified Financial Services - 0 .48%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030 7,500 7,461
6.45%, 04/15/2027 9,127 9,396
$ 16,857
Electric - 6 .14%
AES Corp/The
1.38%, 01/15/2026 14,600 14,508
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,547
5.95%, 03/30/2029
(d)
8,800 9,210
Black Hills Corp
4.55%, 01/31/2031 5,750 5,738
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,420
Dominion Energy Inc
4.60%, 05/15/2028 11,000 11,119
DTE Energy Co
3.40%, 06/15/2029 2,000 1,938
5.10%, 03/01/2029 5,000 5,126
Evergy Kansas Central Inc
4.70%, 03/13/2028 4,100 4,136
Exelon Corp
5.15%, 03/15/2029 6,330 6,510
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,446
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027 5,000 5,054
4.90%, 02/28/2028 3,458 3,518
4.90%, 03/15/2029 10,000 10,242
NRG Energy Inc
4.73%, 10/15/2030
(d)
7,100 7,082
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,384
PacifiCorp
5.10%, 02/15/2029 9,050 9,289
Public Service Enterprise Group Inc
4.90%, 03/15/2030 4,100 4,185
5.20%, 04/01/2029 10,000 10,297
5.88%, 10/15/2028 8,000 8,375
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
5.50%, 03/15/2029 $ 10,300 $ 10,709
Southern Power Co
4.25%, 10/01/2030 6,250 6,214
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,492
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,393
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,345
Wisconsin Public Service Corp
4.55%, 12/01/2029 5,500 5,586
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,775
$ 216,638
Environmental Control - 0 .26%
Republic Services Inc
4.75%, 07/15/2030 9,000 9,213
Food - 0 .45%
Mars Inc
4.60%, 03/01/2028
(d)
6,300 6,374
4.80%, 03/01/2030
(d),(g)
9,400 9,603
$ 15,977
Gas - 0 .08%
NiSource Inc
5.25%, 03/30/2028 2,700 2,768
Healthcare - Products - 0 .11%
Solventum Corp
5.40%, 03/01/2029 3,877 4,010
Healthcare - Services - 1 .27%
Centene Corp
4.25%, 12/15/2027 16,500 16,262
Cigna Group/The
1.25%, 03/15/2026 3,534 3,495
HCA Inc
4.30%, 11/15/2030 2,000 1,990
5.25%, 06/15/2026 20,000 20,020
5.88%, 02/01/2029 3,000 3,125
$ 44,892
Home Equity Asset Backed Securities - 1 .79%
JP Morgan Mortgage Trust 2023-HE1
5.93%, 11/25/2053
(d)
1,195 1,200
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
5.88%, 03/20/2054
(d)
5,427 5,448
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.78%, 05/20/2054
(d)
4,028 4,041
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
5.38%, 02/25/2055
(d)
9,673 9,673
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(h)
7,442 7,495
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(h)
12,744 12,827
JP Morgan Mortgage Trust Series 2025-HE1
5.33%, 07/20/2055
(d)
22,694 22,661
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 63,345

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 2 .45%
Aon North America Inc
5.15%, 03/01/2029 $ 14,000 $ 14,403
Arthur J Gallagher & Co
4.85%, 12/15/2029 4,200 4,287
Brown & Brown Inc
4.90%, 06/23/2030 3,700 3,751
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 8,616
Markel Group Inc
3.50%, 11/01/2027 4,719 4,654
New York Life Global Funding
4.60%, 12/05/2029
(d)
4,800 4,870
4.60%, 06/03/2030
(d)
9,350 9,501
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 14,405
4.96%, 01/13/2030
(d)
12,200 12,525
5.07%, 03/25/2027
(d)
9,500 9,647
$ 86,659
Internet - 0 .38%
eBay Inc
1.40%, 05/10/2026 13,530 13,337
Machinery - Diversified - 0 .28%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,089
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 3,850 3,935
$ 10,024
Media - 0 .44%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 15,000 15,681
Mining - 0 .17%
Glencore Funding LLC
5.19%, 04/01/2030
(d)
6,000 6,176
Mortgage Backed Securities - 3 .54%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(h)
8,196 8,236
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(h)
5,497 5,555
CHL Mortgage Pass-Through Trust 2003-46
5.79%, 01/19/2034
(h)
93 91
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(h)
2,938 2,641
JP Morgan Mortgage Trust 2004-A3
6.51%, 07/25/2034
(h)
75 72
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 69
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(h)
9,304 8,596
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(h)
549 551
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(h)
5,700 5,760
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(h)
1,856 1,873
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(h)
7,593 7,643
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(h)
754 744
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(h)
3,764 3,424
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(h)
6,812 6,837
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(h)
$ 9,734 $ 8,718
PHH Mortgage Trust Series 2008-CIM1
6.50%, 06/25/2038 409 376
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(h)
8,532 7,712
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(h)
5,851 5,454
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(h)
15,661 14,054
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(h)
15,758 14,130
Sequoia Mortgage Trust 2024-1
5.83%, 01/25/2054
(d),(h)
1,646 1,644
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(h)
2,221 2,226
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(h)
7,371 7,453
Sequoia Mortgage Trust 2025-1
6.00%, 01/25/2055
(d),(h)
2,533 2,545
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(h)
108 107
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(h)
4,174 3,647
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(h)
3,642 3,392
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(h)
1,570 1,433
$ 124,985
Office & Business Equipment - 0 .31%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,805
Oil & Gas - 1 .00%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
4,800 4,901
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,696
5.20%, 04/18/2027 8,150 8,262
EOG Resources Inc
4.40%, 07/15/2028 4,600 4,646
Occidental Petroleum Corp
5.20%, 08/01/2029 9,500 9,699
$ 35,204
Oil & Gas Services - 0 .37%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,482
5.00%, 11/15/2029
(d)
6,400 6,584
$ 13,066
Other Asset Backed Securities - 10 .51%
1988 CLO 2 Ltd
5.10%, 04/15/2038
(d)
9,750 9,740
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
37 Capital CLO II
5.19%, 07/15/2034
(d)
10,000 9,999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.41%, 07/20/2037
(d)
5,500 5,506
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
AB BSL CLO 4 Ltd
5.18%, 04/20/2038
(d)
$ 9,500 $ 9,512
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Ares LIV CLO Ltd
5.21%, 07/15/2038
(d)
4,500 4,503
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Bardot CLO Ltd
4.84%, 10/22/2032
(d)
10,143 10,143
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
3,288 3,314
CCG Receivables Trust 2025-2
4.12%, 10/14/2026
(d)
6,250 6,251
4.14%, 08/15/2034
(d)
6,250 6,246
Cerberus Loan Funding XXIV LP
5.25%, 07/15/2030
(d)
8,197 8,189
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
24,098 20,032
1.69%, 07/15/2060
(d)
13,246 11,330
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 1,451 1,454
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
568 569
Dell Equipment Finance Trust 2025-2
4.10%, 02/22/2028
(d)
6,350 6,354
Dewolf Park CLO Ltd
5.09%, 10/15/2030
(d)
2,765 2,765
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
7,467 7,487
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
2,840 2,854
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
12,300 12,348
Empower CLO 2025-1 Ltd
5.19%, 07/20/2038
(d)
12,600 12,616
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
2,152 2,156
Lake Shore MM CLO II Ltd
5.28%, 10/17/2031
(d)
5,300 5,297
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
5.25%, 10/16/2038
(d)
12,750 12,768
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.19%, 01/25/2038
(d)
6,250 6,270
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
5.65%, 10/15/2036
(d)
6,300 6,294
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.10%, 04/15/2032
(d)
10,297 10,296
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
$ 1,270 $ 1,219
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
4,940 5,067
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
12,600 12,603
New Mountain CLO 6 Ltd
5.28%, 10/15/2037
(d)
6,300 6,306
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
5.08%, 03/31/2038
(d)
9,500 9,497
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.39%, 07/20/2037
(d)
19,000 19,021
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.43%, 04/20/2037
(d)
6,300 6,315
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
PFS Financing Corp
4.85%, 02/15/2030
(d)
12,550 12,722
4.95%, 02/15/2029
(d)
13,350 13,468
5.52%, 10/15/2028
(d)
4,500 4,554
Signal Peak CLO 11 Ltd
5.33%, 07/18/2037
(d)
6,250 6,266
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
13,000 13,077
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,188
Verizon Master Trust
4.17%, 08/20/2030 5,500 5,518
4.35%, 08/20/2032
(d)
5,500 5,541
4.49%, 01/22/2029 16,000 16,010
4.62%, 11/20/2030 9,700 9,817
5.16%, 06/20/2029 13,800 13,892
Voya 2012-4 Ltd
5.17%, 10/15/2030
(d)
629 629
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 371,003
Packaging & Containers - 0 .57%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,663
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 10,000 10,307
$ 19,970
Pharmaceuticals - 1 .45%
AbbVie Inc
4.80%, 03/15/2029 10,000 10,232
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,639
Bristol-Myers Squibb Co
4.90%, 02/22/2029 10,000 10,263
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,168
4.55%, 02/12/2028 6,250 6,348
4.75%, 02/12/2030 4,300 4,416
$ 51,066
Pipelines - 2 .95%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,820
6.06%, 08/15/2026
(d)
3,450 3,489

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
5.30%, 04/05/2029 $ 3,850 $ 3,973
5.90%, 11/15/2026 11,275 11,463
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,259
5.55%, 02/15/2028 10,000 10,284
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 10,223
5.10%, 08/01/2029 6,000 6,162
ONEOK Inc
4.25%, 09/24/2027 11,700 11,712
4.40%, 10/15/2029 7,900 7,899
5.55%, 11/01/2026 6,000 6,072
Williams Cos Inc/The
4.63%, 06/30/2030 8,750 8,815
5.40%, 03/02/2026 7,000 7,026
$ 104,197
REITs - 2 .78%
American Homes 4 Rent LP
4.95%, 06/15/2030 5,998 6,111
American Tower Corp
5.00%, 01/31/2030 3,800 3,892
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,198
5.49%, 03/15/2053
(d)
11,585 11,791
CubeSmart LP
4.00%, 11/15/2025
(g)
3,275 3,273
Omega Healthcare Investors Inc
5.20%, 07/01/2030 6,000 6,088
Public Storage Operating Co
4.38%, 07/01/2030 9,250 9,308
4.74%, 04/16/2027 9,550 9,580
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 18,852
1.88%, 07/15/2050
(d)
6,463 6,428
2.33%, 07/15/2052
(d)
2,800 2,666
Welltower OP LLC
4.50%, 07/01/2030 14,000 14,152
$ 98,339
Semiconductors - 1 .41%
Advanced Micro Devices Inc
4.21%, 09/24/2026 6,300 6,317
4.32%, 03/24/2028 6,300 6,362
Broadcom Inc
4.60%, 07/15/2030 9,500 9,640
5.05%, 07/12/2029 7,400 7,620
Marvell Technology Inc
4.75%, 07/15/2030 9,500 9,616
Texas Instruments Inc
4.60%, 02/08/2029
(g)
10,000 10,213
$ 49,768
Software - 1 .27%
Oracle Corp
4.20%, 09/27/2029 9,300 9,224
4.80%, 08/03/2028 9,400 9,535
Roper Technologies Inc
4.50%, 10/15/2029 7,400 7,465
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,889
5.40%, 06/12/2029 7,400 7,660
$ 44,773
Student Loan Asset Backed Securities - 4 .20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,565 1,505
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,012 1,955
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
$ 3,948 $ 3,617
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,625 1,464
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
7,524 6,424
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,371 2,058
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
5,065 4,745
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
3,706 3,779
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
4,755 4,805
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
234 233
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
1,826 1,777
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
2,641 2,513
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
1,737 1,641
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
1,912 1,797
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
2,453 2,312
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
2,634 2,413
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
5,884 5,380
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
5,645 5,160
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
8,354 7,513
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
3,626 3,224
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
3,388 3,105
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
1,996 2,048
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
7,851 8,065
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
12,700 12,697
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
11,941 11,218
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
4,180 3,909
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
5,714 5,431
SLM Private Credit Student Loan Trust 2004-A
4.70%, 06/15/2033 129 129
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.59%, 06/15/2039 8,211 7,891
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.50%, 12/15/2039 4,736 4,605
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
4,918 4,489
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
7,321 6,907
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
7,168 6,803

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
$ 6,527 $ 6,519
$ 148,131
Telecommunications - 1 .53%
AT&T Inc
1.70%, 03/25/2026 9,400 9,308
4.70%, 08/15/2030 9,000 9,128
Cisco Systems Inc
4.75%, 02/24/2030 9,400 9,634
4.85%, 02/26/2029 10,000 10,249
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
1,650 1,635
NTT Finance Corp
4.62%, 07/16/2028
(d)
9,300 9,403
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
4,750 4,777
$ 54,134
Transportation - 0 .31%
Ryder System Inc
1.75%, 09/01/2026 11,000 10,796
TOTAL BONDS $ 2,926,400
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12 .37%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.47%, 09/01/2035 $ 10 $ 10
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
6.14%, 07/01/2034 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.56%
6.18%, 02/01/2037 15 15
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.01%
6.37%, 08/01/2034 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.41%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.42%, 10/01/2035 31 31
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
6.51%, 07/01/2034 1 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.51%, 02/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
6.52%, 12/01/2032 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.75%, 01/01/2035 3 4
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
$ 78
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 12 .37%
3.25%, 06/30/2029 184,000 181,520
4.00%, 01/15/2027 126,600 127,045
4.13%, 08/31/2030 8,000 8,143
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 07/15/2026 $ 119,400 $ 119,977
$ 436,685
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 436,774
Total Investments $ 3,542,555
Other Assets and Liabilities -  (0.33)% (11,769)
TOTAL NET ASSETS - 100.00% $ 3,530,786
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,911 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,383,253 or 39.18% of net assets.
(e) Security purchased on a when-issued basis.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,748 or 0.13% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Fund
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 171,923 $ 1,559,694 $ 1,552,527 $ 179,090
$ 171,923 $ 1,559,694 $ 1,552,527 $ 179,090
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 4,938 $ — $ — $ —
$ 4,938 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Treasury  Note; December 2025 Long 300 $ 32,763 $ 2
Total $ 2
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 2 .37 % Shares Held Value (000's)
Money Market Funds - 2 .37%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
796,593 $ 797
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
52,827,104 52,827
$ 53,624
TOTAL INVESTMENT COMPANIES $ 53,624
COMMON STOCKS - 98 .22 % Shares Held Value (000's)
Aerospace & Defense - 1 .95%
AAR Corp
(d)
229,800 $ 19,351
Curtiss-Wright Corp 41,700 24,842
$ 44,193
Agriculture - 1 .44%
Darling Ingredients Inc
(d)
410,400 13,153
Vital Farms Inc
(d)
590,300 19,392
$ 32,545
Apparel - 0 .70%
PVH Corp 202,500 15,862
Automobile Parts & Equipment - 0 .63%
Visteon Corp 133,400 14,295
Banks - 9 .64%
Ameris Bancorp 335,100 24,000
First Horizon Corp 1,404,300 29,996
FNB Corp/PA 1,560,796 24,536
Independent Bank Corp/MI 149,000 4,503
National Bank Holdings Corp 200,700 7,157
Pinnacle Financial Partners Inc 199,700 17,016
Popular Inc 279,700 31,178
UMB Financial Corp 302,100 32,288
Webster Financial Corp 407,322 23,234
Wintrust Financial Corp 188,100 24,457
$ 218,365
Biotechnology - 8 .59%
Axsome Therapeutics Inc
(d)
168,400 22,732
Bicycle Therapeutics PLC ADR
(d)
572,500 4,620
Bridgebio Pharma Inc
(d)
511,400 32,034
Cytokinetics Inc
(d)
435,500 27,694
Denali Therapeutics Inc
(d)
709,600 11,552
Immunocore Holdings PLC ADR
(d)
215,700 7,138
Immunome Inc
(d)
562,800 9,044
Insmed Inc
(d)
283,800 53,809
Iovance Biotherapeutics Inc
(d)
1,527,100 3,008
Structure Therapeutics Inc ADR
(d)
402,700 13,418
Viking Therapeutics Inc
(d)
249,300 9,493
$ 194,542
Building Materials - 5 .27%
Eagle Materials Inc 47,718 10,132
Louisiana-Pacific Corp 110,400 9,617
Modine Manufacturing Co
(d)
302,900 46,407
SPX Technologies Inc
(d)
136,760 30,619
Trex Co Inc
(d)
468,500 22,638
$ 119,413
Commercial Services - 2 .53%
ABM Industries Inc 442,100 19,010
Huron Consulting Group Inc
(d)
142,900 23,498
Stride Inc
(d)
216,500 14,731
$ 57,239
Computers - 2 .87%
Netskope Inc
(d)
562,500 13,298
Parsons Corp
(d)
281,900 23,437
SailPoint Inc
(d)
237,400 5,147
Varonis Systems Inc
(d)
658,600 23,202
$ 65,084
Distribution & Wholesale - 1 .59%
WESCO International Inc 138,500 35,945
Diversified Financial Services - 4 .83%
Hamilton Lane Inc 172,500 19,658
Janus Henderson Group PLC 279,600 12,179
Jefferson Capital Inc 360,920 6,814
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Lazard Inc 595,400 $ 29,056
OneMain Holdings Inc 246,300 14,579
Stifel Financial Corp 228,400 27,049
$ 109,335
Electrical Components & Equipment - 0 .98%
EnerSys 175,907 22,192
Electronics - 2 .78%
Advanced Energy Industries Inc 195,900 39,715
TD SYNNEX Corp 147,877 23,141
$ 62,856
Engineering & Construction - 4 .91%
Dycom Industries Inc
(d)
134,300 38,651
MYR Group Inc
(d)
134,300 29,237
Sterling Infrastructure Inc
(d)
114,700 43,345
$ 111,233
Entertainment - 0 .91%
TKO Group Holdings Inc 109,000 20,536
Food - 0 .94%
Performance Food Group Co
(d)
219,118 21,198
Gas - 1 .58%
Southwest Gas Holdings Inc 450,600 35,823
Healthcare - Products - 3 .60%
Castle Biosciences Inc
(d)
858,338 21,888
Exact Sciences Corp
(d)
477,400 30,883
Natera Inc
(d)
144,600 28,765
$ 81,536
Healthcare - Services - 3 .53%
Addus HomeCare Corp
(d)
159,100 18,597
LifeStance Health Group Inc
(d)
1,387,100 6,797
Privia Health Group Inc
(d)
1,020,239 24,792
RadNet Inc
(d)
392,900 29,856
$ 80,042
Home Builders - 1 .33%
Taylor Morrison Home Corp
(d)
507,800 30,097
Insurance - 3 .37%
Axis Capital Holdings Ltd 99,800 9,347
CNO Financial Group Inc 521,066 20,853
Essent Group Ltd 271,900 16,469
Lincoln National Corp 707,500 29,715
$ 76,384
Internet - 0 .60%
Stubhub Holdings Inc
(d),(e)
714,500 13,683
Iron & Steel - 1 .26%
Commercial Metals Co 478,800 28,422
Leisure Products & Services - 1 .32%
Life Time Group Holdings Inc
(d)
905,400 22,390
Lindblad Expeditions Holdings Inc
(d)
627,000 7,562
$ 29,952
Machinery - Diversified - 3 .09%
Mueller Water Products Inc - Class A 1,094,000 28,072
Regal Rexnord Corp 92,400 13,018
Zurn Elkay Water Solutions Corp 614,600 28,954
$ 70,044
Mining - 0 .26%
OR Royalties Inc 181,500 5,804
Miscellaneous Manufacturers - 1 .29%
Entegris Inc 131,940 12,082
Fabrinet
(d)
39,051 17,205
$ 29,287
Oil & Gas - 2 .72%
Chord Energy Corp 119,600 10,850
Gulfport Energy Corp
(d)
157,000 29,203
Patterson-UTI Energy Inc 3,431,830 21,518
$ 61,571

Schedule of Investments
SmallCap Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 2 .08%
Helix Energy Solutions Group Inc
(d)
1,928,700 $ 12,961
Solaris Energy Infrastructure Inc 640,700 34,104
$ 47,065
Packaging & Containers - 0 .46%
Graphic Packaging Holding Co 654,400 10,464
Pharmaceuticals - 1 .40%
AdaptHealth Corp
(d)
767,300 6,898
BellRing Brands Inc
(d)
156,800 4,724
Collegium Pharmaceutical Inc
(d)
559,000 20,124
$ 31,746
Real Estate - 0 .90%
Newmark Group Inc 1,141,400 20,351
REITs - 4 .73%
Agree Realty Corp 440,100 32,132
American Healthcare REIT Inc 344,600 15,617
Cousins Properties Inc 614,900 15,944
First Industrial Realty Trust Inc 433,400 23,958
Ladder Capital Corp 677,100 7,157
Rexford Industrial Realty Inc 296,800 12,264
$ 107,072
Retail - 2 .01%
American Eagle Outfitters Inc 502,900 8,403
BJ's Wholesale Club Holdings Inc
(d)
215,151 18,989
Boot Barn Holdings Inc
(d)
95,700 18,150
$ 45,542
Semiconductors - 2 .39%
Allegro MicroSystems Inc
(d)
691,600 20,693
SiTime Corp
(d)
115,100 33,337
$ 54,030
Software - 5 .31%
Agilysys Inc
(d)
168,500 21,140
Clearwater Analytics Holdings Inc
(d)
1,029,400 18,951
JFrog Ltd
(d)
612,900 29,101
Progress Software Corp
(d)
280,600 11,965
ServiceTitan Inc
(d)
193,100 18,221
Sophia Genetics SA
(d)
689,000 3,445
Vertex Inc
(d)
437,826 10,026
Via Transportation Inc
(d)
140,200 7,491
$ 120,340
Telecommunications - 2 .35%
Credo Technology Group Holding Ltd
(d)
284,095 53,302
Transportation - 1 .27%
Teekay Tankers Ltd 317,200 19,349
World Kinect Corp 362,500 9,371
$ 28,720
Water - 0 .81%
American States Water Co 258,600 18,441
TOTAL COMMON STOCKS $ 2,224,551
Total Investments $ 2,278,175
Other Assets and Liabilities -  (0.59)% (13,452)
TOTAL NET ASSETS - 100.00% $ 2,264,723
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,617 or
0.60% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,546 or 0.60% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 18,986 $ 860,677 $ 826,836 $ 52,827
$ 18,986 $ 860,677 $ 826,836 $ 52,827
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 697 $ — $ — $ —
$ 697 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 4 .99 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .07%
iShares Russell 2000 Growth ETF
(a)
4,500 $ 1,488
Money Market Funds - 4 .92%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(b),(c)
2,301,619 2,302
Principal Government Money Market Fund - Class
R-6 3.93%
(b),(c),(d)
105,600,092 105,600
$ 107,902
TOTAL INVESTMENT COMPANIES $ 109,390
COMMON STOCKS - 97 .45 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
83 $ 1
Stagwell Inc
(e)
6,064 29
TechTarget Inc
(e)
186 1
$ 31
Aerospace & Defense - 6 .80%
AAR Corp
(e)
99,515 8,380
AeroVironment Inc
(e)
89,242 33,012
AIRO Group Holdings Inc
(e)
262 4
Amprius Technologies Inc
(e)
4,898 69
Archer Aviation Inc
(e)
28,854 324
Astronics Corp
(e)
1,423 70
ATI Inc
(e)
69,716 6,900
Curtiss-Wright Corp 19,590 11,670
Eve Holding Inc
(a),(e)
2,675 12
Intuitive Machines Inc
(e)
432 5
Joby Aviation Inc
(e)
24,129 418
Karman Holdings Inc
(e)
114,115 9,613
Kratos Defense & Security Solutions Inc
(e)
348,660 31,589
Leonardo DRS Inc 205,262 7,504
Loar Holdings Inc
(e)
97,675 7,729
Mercury Systems Inc
(e)
128,571 9,953
Moog Inc 1,474 302
Red Cat Holdings Inc
(a),(e)
4,443 50
Redwire Corp
(a),(e)
2,562 20
StandardAero Inc
(e)
651,166 18,812
Voyager Technologies Inc
(e)
78,471 2,400
$ 148,836
Agriculture - 0 .35%
Ispire Technology Inc
(a),(e)
987 2
Turning Point Brands Inc 794 72
Vital Farms Inc
(e)
229,082 7,525
$ 7,599
Airlines - 0 .28%
Allegiant Travel Co
(e)
99,261 6,172
flyExclusive Inc
(e)
256 1
Frontier Group Holdings Inc
(e)
2,996 12
Sun Country Airlines Holdings Inc
(e)
1,629 20
$ 6,205
Apparel - 0 .02%
Ermenegildo Zegna NV 3,228 33
Hanesbrands Inc
(e)
18,369 122
Kontoor Brands Inc 2,335 189
Steven Madden Ltd 335 11
Wolverine World Wide Inc 4,193 95
$ 450
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
1,634 82
REV Group Inc 2,542 130
$ 212
Automobile Parts & Equipment - 0 .15%
Aeva Technologies Inc
(e)
1,576 26
Dorman Products Inc
(e)
1,446 194
Douglas Dynamics Inc 990 30
Fox Factory Holding Corp
(e)
552 12
indie Semiconductor Inc
(a),(e)
3,894 21
Luminar Technologies Inc
(a),(e)
792 1
Microvast Holdings Inc
(a),(e)
6,648 36
Solid Power Inc
(e)
929 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Visteon Corp 27,794 $ 2,978
XPEL Inc
(e)
1,239 42
$ 3,346
Banks - 2 .22%
Amerant Bancorp Inc 793 13
Arrow Financial Corp 61 2
BancFirst Corp 1,003 109
Bancorp Inc/The
(e)
139,105 9,093
Bank First Corp 77 9
Bank of Hawaii Corp 1,577 102
Bank7 Corp 24 1
Bankwell Financial Group Inc 59 3
Bridgewater Bancshares Inc
(e)
516 9
Cadence Bank 110,332 4,164
California BanCorp
(e)
177 3
Capital Bancorp Inc 186 5
Carter Bankshares Inc
(e)
292 5
Citizens Financial Services Inc 23 1
City Holding Co 467 55
Coastal Financial Corp/WA
(e)
25,162 2,680
CoastalSouth Bancshares Inc
(e)
55 1
Community Financial System Inc 602 33
Community West Bancshares 209 4
ConnectOne Bancorp Inc 661 16
Customers Bancorp Inc
(e)
78,110 5,243
Dime Community Bancshares Inc 377 10
Eagle Bancorp Inc 294 5
Eagle Financial Services Inc 17 1
Esquire Financial Holdings Inc 388 36
Finwise Bancorp
(e)
285 5
First BanCorp/Puerto Rico 4,568 89
First Business Financial Services Inc 33 2
First Community Corp/SC 93 3
First Financial Bankshares Inc 7,018 217
First Financial Corp 103 6
First Internet Bancorp 197 4
First Merchants Corp 161 6
First National Corp/VA 31 1
Five Star Bancorp 562 20
Glacier Bancorp Inc 1,300 53
Hanover Bancorp Inc 19 —
Hope Bancorp Inc 327 3
International Bancshares Corp 300 20
Lakeland Financial Corp 705 40
LINKBANCORP Inc 186 1
Live Oak Bancshares Inc 764 24
MainStreet Bancshares Inc 26 1
Meridian Corp 115 2
Metrocity Bankshares Inc 660 17
Metropolitan Bank Holding Corp 112 7
NBT Bancorp Inc 171 7
Nicolet Bankshares Inc 208 25
Northeast Bank 234 20
Northrim BanCorp Inc 591 13
Old National Bancorp/IN 2,112 43
OP Bancorp 74 1
Orange County Bancorp Inc 178 4
Origin Bancorp Inc 123 4
Pathward Financial Inc 1,230 84
Patriot National Bancorp Inc
(e)
2,648 3
PCB Bancorp 102 2
Peapack-Gladstone Financial Corp 394 10
Peoples Financial Services Corp 49 2
Princeton Bancorp Inc 44 1
Prosperity Bancshares Inc 255,051 16,787
Richmond Mutual BanCorp Inc
(a)
54 1
ServisFirst Bancshares Inc 2,689 189
Shore Bancshares Inc 259 4
SmartFinancial Inc 132 5

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Stock Yards Bancorp Inc 1,279 $ 83
Texas Capital Bancshares Inc
(e)
317 27
Triumph Financial Inc
(e)
550 30
UMB Financial Corp 60,239 6,438
Union Bankshares Inc/Morrisville VT 179 4
Unity Bancorp Inc 181 8
Valley National Bancorp 6,268 68
WesBanco Inc 91,167 2,744
West BanCorp Inc 119 3
$ 48,734
Beverages - 0 .40%
BRC Inc
(a),(e)
5,067 6
Celsius Holdings Inc
(e)
141,967 8,551
National Beverage Corp
(e)
1,243 43
Vita Coco Co Inc/The
(e)
2,279 94
Westrock Coffee Co
(a),(e)
1,889 8
Zevia PBC
(e)
1,779 4
$ 8,706
Biotechnology - 7 .30%
Aardvark Therapeutics Inc
(e)
226 2
Abeona Therapeutics Inc
(e)
2,168 10
Absci Corp
(a),(e)
5,387 23
ACADIA Pharmaceuticals Inc
(e)
124,377 2,823
ADC Therapeutics SA
(e)
4,068 18
ADMA Biologics Inc
(e)
12,104 187
Akero Therapeutics Inc
(e)
3,661 198
Aldeyra Therapeutics Inc
(e)
2,313 12
Alpha Teknova Inc
(a),(e)
533 3
Altimmune Inc
(a),(e)
4,582 19
Amicus Therapeutics Inc
(e)
14,543 131
AnaptysBio Inc
(e)
986 36
Anavex Life Sciences Corp
(a),(e)
4,386 35
ANI Pharmaceuticals Inc
(e)
952 86
Apogee Therapeutics Inc
(a),(e)
118,094 6,683
Arbutus Biopharma Corp
(e)
7,505 35
Arcellx Inc
(e)
1,793 162
Arcturus Therapeutics Holdings Inc
(e)
581 6
Arcus Biosciences Inc
(e)
2,643 52
Arcutis Biotherapeutics Inc
(e)
5,578 141
Ardelyx Inc
(e)
12,355 75
ArriVent Biopharma Inc
(a),(e)
1,233 23
Arrowhead Pharmaceuticals Inc
(e)
6,288 267
ARS Pharmaceuticals Inc
(e)
2,996 27
Atlantic International Corp
(e)
429 1
Aura Biosciences Inc
(e)
744 5
Aurinia Pharmaceuticals Inc
(e)
6,066 80
Avidity Biosciences Inc
(e)
4,878 341
Axsome Therapeutics Inc
(e)
28,326 3,824
Beam Therapeutics Inc
(e)
4,978 124
Benitec Biopharma Inc
(e)
779 13
Bicara Therapeutics Inc
(a),(e)
145 2
BioCryst Pharmaceuticals Inc
(e)
10,932 80
Biohaven Ltd
(e)
150,702 2,593
Blueprint Medicines Corp - Contingent Value
Rights
(e),(f)
65,056 —
Bridgebio Pharma Inc
(e)
311,061 19,485
Bright Minds Biosciences Inc
(e)
259 14
Capricor Therapeutics Inc
(a),(e)
2,017 13
Cardiff Oncology Inc
(a),(e)
2,003 5
Cartesian Therapeutics Inc
(a),(e)
84 1
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Celcuity Inc
(e)
65,328 5,041
CG oncology Inc
(e)
119,650 5,177
Cogent Biosciences Inc
(e)
426,725 6,956
Compass Therapeutics Inc
(e)
2,775 10
Crinetics Pharmaceuticals Inc
(e)
4,707 205
Cytokinetics Inc
(e)
113,152 7,195
Day One Biopharmaceuticals Inc
(e)
259 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Denali Therapeutics Inc
(e)
237,629 $ 3,869
DiaMedica Therapeutics Inc
(e)
1,663 12
Dianthus Therapeutics Inc
(e)
105,062 3,675
Disc Medicine Inc
(e)
1,209 104
Dynavax Technologies Corp
(e)
5,373 55
Dyne Therapeutics Inc
(e)
1,799 41
Edgewise Therapeutics Inc
(e)
3,505 64
Eledon Pharmaceuticals Inc
(e)
260 1
Esperion Therapeutics Inc
(a),(e)
4,048 12
Evolus Inc
(e)
3,088 20
Forafric Global PLC
(e)
168 2
Geron Corp
(e)
28,433 36
Gossamer Bio Inc
(e)
9,893 24
Greenwich Lifesciences Inc
(e)
419 4
Halozyme Therapeutics Inc
(e)
55,001 3,586
Humacyte Inc
(a),(e)
1,536 3
ImmunityBio Inc
(e)
9,917 24
Immunome Inc
(e)
4,041 65
Immunovant Inc
(e)
3,573 88
Inmune Bio Inc
(e)
1,530 3
Innoviva Inc
(e)
2,880 52
Janux Therapeutics Inc
(e)
713 20
Krystal Biotech Inc
(e)
1,298 256
Kymera Therapeutics Inc
(e)
54,758 3,386
Legend Biotech Corp ADR
(e)
104,874 3,398
LENZ Therapeutics Inc
(e)
822 24
Ligand Pharmaceuticals Inc
(e)
118 23
Liquidia Corp
(e)
3,358 82
Maze Therapeutics Inc
(e)
76 2
MeiraGTx Holdings plc
(e)
1,622 15
Metsera Inc
(e)
1,541 97
Mind Medicine MindMed Inc
(e)
1,316 19
Mineralys Therapeutics Inc
(e)
110,344 4,509
Monopar Therapeutics Inc
(e)
185 16
Nektar Therapeutics
(e)
75,396 4,895
NeoGenomics Inc
(e)
644 6
Newamsterdam Pharma Co NV
(e)
132,884 5,043
Niagen Bioscience Inc
(e)
2,720 21
Novavax Inc
(a),(e)
6,468 54
Nuvalent Inc
(e)
52,560 5,220
Nuvation Bio Inc
(a),(e)
1,359 7
Omeros Corp
(a),(e)
3,011 22
Organogenesis Holdings Inc
(e)
3,842 16
Palvella Therapeutics Inc
(e)
4,137 330
Phathom Pharmaceuticals Inc
(e)
593 8
Praxis Precision Medicines Inc
(e)
87 17
Precigen Inc
(a),(e)
7,364 30
Protalix BioTherapeutics Inc
(a),(e)
3,653 9
Prothena Corp PLC
(e)
257 3
PTC Therapeutics Inc
(e)
3,308 226
Rapport Therapeutics Inc
(e)
101,255 2,929
Recursion Pharmaceuticals Inc
(a),(e)
19,158 106
Rezolute Inc
(e)
3,466 32
Rigel Pharmaceuticals Inc
(e)
884 28
Rocket Pharmaceuticals Inc
(e)
677 3
Sana Biotechnology Inc
(e)
1,029 5
Savara Inc
(e)
924,721 3,838
Scholar Rock Holding Corp
(e)
3,879 115
Sionna Therapeutics Inc
(a),(e)
632 24
Soleno Therapeutics Inc
(e)
145,665 9,783
Stoke Therapeutics Inc
(e)
2,322 70
Structure Therapeutics Inc ADR
(e)
77,110 2,569
Syndax Pharmaceuticals Inc
(e)
4,178 57
Tarsus Pharmaceuticals Inc
(e)
2,051 141
Taysha Gene Therapies Inc
(e)
11,071 55
Tectonic Therapeutic Inc
(a),(e)
173 3
Tevogen Bio Holdings Inc
(e)
810 1
TG Therapeutics Inc
(e)
7,575 263
Theravance Biopharma Inc
(e)
1,563 23

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Travere Therapeutics Inc
(e)
500,310 $ 17,591
TriSalus Life Sciences Inc
(e)
265 1
Tvardi Therapeutics Inc
(e)
29 —
Ultragenyx Pharmaceutical Inc
(e)
93,762 3,244
UroGen Pharma Ltd
(e)
1,572 32
Vera Therapeutics Inc
(e)
2,682 76
Veracyte Inc
(e)
4,078 147
Verastem Inc
(e)
1,524 14
Vericel Corp
(e)
2,623 92
Viridian Therapeutics Inc
(e)
215,385 5,090
WaVe Life Sciences Ltd
(e)
701,793 6,344
Xenon Pharmaceuticals Inc
(e)
129,112 5,413
XOMA Royalty Corp
(e)
347 11
Zevra Therapeutics Inc
(e)
2,827 29
Zymeworks Inc
(e)
2,551 49
$ 159,894
Building Materials - 4 .41%
AAON Inc
(a)
89,987 8,854
Armstrong World Industries Inc 46,218 8,801
Eagle Materials Inc 32,902 6,986
Griffon Corp 2,011 149
James Hardie Industries PLC
(e)
304,887 6,381
Knife River Corp
(e)
2,997 181
LSI Industries Inc 1,028 23
Modine Manufacturing Co
(e)
179,380 27,483
Simpson Manufacturing Co Inc 34,837 6,149
Smith-Midland Corp
(e)
143 5
SPX Technologies Inc
(e)
140,748 31,512
Tecnoglass Inc 1,255 75
Titan America SA 1,368 20
UFP Industries Inc 180 17
$ 96,636
Chemicals - 0 .70%
Balchem Corp 1,720 264
Cabot Corp 2,657 179
Calumet Inc
(e)
417 8
Chemours Co/The 7,858 105
Codexis Inc
(e)
3,503 8
Element Solutions Inc 309,529 8,271
Hawkins Inc 1,022 145
HB Fuller Co 105,428 6,049
Ingevity Corp
(e)
1,885 101
Innospec Inc 68 5
Oil-Dri Corp of America 416 23
Sensient Technologies Corp 2,201 208
$ 15,366
Coal - 0 .01%
Alpha Metallurgical Resources Inc
(e)
183 32
Core Natural Resources Inc 945 75
Hallador Energy Co
(e)
1,484 32
Ramaco Resources Inc - A Shares
(e)
1,493 45
$ 184
Commercial Services - 3 .18%
Adtalem Global Education Inc
(e)
1,859 182
AirSculpt Technologies Inc
(a),(e)
644 7
Alarm.com Holdings Inc
(e)
2,468 121
Alta Equipment Group Inc 250 2
American Public Education Inc
(e)
822 28
Arlo Technologies Inc
(e)
386,562 7,476
Barrett Business Services Inc 1,293 52
Bright Horizons Family Solutions Inc
(e)
122,010 13,327
Brink's Co/The 2,206 245
Cadiz Inc
(e)
2,881 15
Carriage Services Inc 726 32
Cass Information Systems Inc 537 21
CBIZ Inc
(e)
2,562 141
Cimpress PLC
(e)
190 13
CompoSecure Inc
(e)
2,038 40
CoreCivic Inc
(e)
931 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Coursera Inc
(e)
7,241 $ 61
CPI Card Group Inc
(e)
310 5
CRA International Inc 346 66
Distribution Solutions Group Inc
(a),(e)
465 13
Driven Brands Holdings Inc
(e)
3,118 45
Emerald Holding Inc 956 4
European Wax Center Inc
(e)
1,437 6
EVERTEC Inc 3,364 96
First Advantage Corp
(a),(e)
320,981 4,054
Flywire Corp
(e)
5,548 74
Franklin Covey Co
(e)
487 8
FTI Consulting Inc
(e)
52,041 8,587
GEO Group Inc/The
(e)
7,057 120
Hackett Group Inc/The 1,180 21
Healthcare Services Group Inc
(e)
1,698 30
Herc Holdings Inc 1,712 243
Hertz Global Holdings Inc
(a),(e)
6,214 32
HireQuest Inc
(a)
96 1
Huron Consulting Group Inc
(e)
892 147
Information Services Group Inc 867 5
Insperity Inc 1,863 82
John Wiley & Sons Inc 2,007 74
Kforce Inc 754 19
KinderCare Learning Cos Inc
(e)
259,756 1,532
Korn Ferry 1,220 79
Laureate Education Inc
(e)
2,325 68
Legalzoom.com Inc
(e)
6,102 61
Legence Corp
(e)
177,884 7,359
Lifecore Biomedical Inc
(e)
1,042 8
Lincoln Educational Services Corp
(e)
1,521 30
Marqeta Inc
(e)
9,274 42
Mercurity Fintech Holding Inc
(a),(e)
144 2
Mister Car Wash Inc
(e)
1,606,045 8,978
National Research Corp 663 9
NIQ Global Intelligence Plc
(e)
444,361 5,510
Payoneer Global Inc
(e)
14,549 84
Priority Technology Holdings Inc
(e)
1,495 10
Progyny Inc
(e)
3,903 73
Quad/Graphics Inc 1,064 6
RCM Technologies Inc
(e)
257 6
Remitly Global Inc
(e)
8,712 140
Rentokil Initial PLC ADR
(a)
180,417 5,019
Sezzle Inc
(e)
759 50
Shift4 Payments Inc
(e)
58,658 4,053
SoundThinking Inc
(e)
500 5
Spire Global Inc
(a),(e)
1,544 17
StoneCo Ltd
(e)
13,122 249
Stride Inc
(e)
2,239 152
TIC Solutions Inc
(e)
2,069 25
Transcat Inc
(e)
253 18
TriNet Group Inc 1,553 93
Udemy Inc
(e)
5,105 29
Universal Technical Institute Inc
(e)
2,417 72
Upbound Group Inc 916 18
USCB Financial Holdings Inc 221 4
Verra Mobility Corp
(e)
8,336 193
Willdan Group Inc
(e)
495 47
ZipRecruiter Inc
(e)
3,827 18
$ 69,571
Computers - 3 .18%
Cantaloupe Inc
(e)
3,058 32
CSP Inc 408 5
Diebold Nixdorf Inc
(e)
1,232 73
D-Wave Quantum Inc
(a),(e)
230,166 8,530
Grid Dynamics Holdings Inc
(e)
2,790 26
Insight Enterprises Inc
(e)
515 51
Integral Ad Science Holding Corp
(e)
564 6
Lumentum Holdings Inc
(e)
125,630 25,322
Maximus Inc 2,953 245

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Mitek Systems Inc
(e)
471 $ 4
NCR Atleos Corp
(e)
3,810 141
Netskope Inc
(e)
136,571 3,229
NextNav Inc
(e)
4,624 62
OneSpan Inc 310 4
PAR Technology Corp
(e)
1,206 43
Parsons Corp
(e)
85,869 7,139
Qualys Inc
(e)
1,915 236
Rapid7 Inc
(e)
3,340 62
Rigetti Computing Inc
(e)
98,313 4,352
Rimini Street Inc
(e)
413 2
Rubrik Inc
(e)
103,535 7,793
SailPoint Inc
(e)
79,627 1,726
Tenable Holdings Inc
(e)
99,905 2,899
Unisys Corp
(e)
2,786 10
V2X Inc
(e)
81 5
Varonis Systems Inc
(e)
217,008 7,645
Vuzix Corp
(a),(e)
3,167 11
$ 69,653
Consumer Products - 0 .01%
WD-40 Co 713 138
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(e)
5,081 7
Honest Co Inc/The
(e)
2,801 10
Interparfums Inc 960 86
Prestige Consumer Healthcare Inc
(e)
483 29
Solesence Inc
(a),(e)
1,291 4
$ 136
Distribution & Wholesale - 1 .18%
Global Industrial Co 725 21
OPENLANE Inc
(e)
332,448 8,783
Rush Enterprises Inc - Class A 1,705 84
Rush Enterprises Inc - Class B
(a)
244 13
SiteOne Landscape Supply Inc
(e)
36,867 4,784
ThredUp Inc
(e)
4,777 42
VSE Corp 67,192 12,140
$ 25,867
Diversified Financial Services - 3 .46%
Acadian Asset Management Inc 1,381 66
Artisan Partners Asset Management Inc 1,790 78
Atlanticus Holdings Corp
(e)
34 2
Bakkt Holdings Inc/US
(e)
77 2
BGC Group Inc 18,959 173
Brookfield Business Corp 429 16
Burford Capital Ltd 6,713 67
Cohen & Steers Inc 1,310 90
Columbia Financial Inc
(e)
125 2
Dave Inc
(e)
485 116
Diamond Hill Investment Group Inc 28 4
Enova International Inc
(e)
1,263 151
Federal Agricultural Mortgage Corp 443 70
First Western Financial Inc
(e)
200 5
GBank Financial Holdings Inc
(e)
43,342 1,572
GCM Grosvenor Inc 2,263 26
Houlihan Lokey Inc 67,666 12,117
International Money Express Inc
(e)
1,429 21
Jefferson Capital Inc 196 4
LendingClub Corp
(e)
143,601 2,497
LendingTree Inc
(e)
81,931 5,244
Marex Group PLC 196,138 5,953
Moelis & Co 120,381 7,624
NerdWallet Inc
(e)
2,146 25
OppFi Inc 1,291 13
Pagseguro Digital Ltd 5,791 56
Paysign Inc
(e)
1,799 9
Perella Weinberg Partners 190,940 3,566
Piper Sandler Cos 51,319 16,384
PJT Partners Inc 1,203 194
Regional Management Corp 81 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Resolute Holdings Management Inc
(a),(e)
86 $ 6
Siebert Financial Corp
(e)
104 —
StepStone Group Inc 150,714 9,176
Stifel Financial Corp 82,465 9,766
StoneX Group Inc
(e)
2,393 220
Upstart Holdings Inc
(e)
4,413 210
Victory Capital Holdings Inc 2,319 144
Vroom Inc
(a),(e)
9 —
WisdomTree Inc 6,274 75
$ 75,747
Electric - 0 .01%
Genie Energy Ltd 105 2
MGE Energy Inc 1,007 83
Oklo Inc
(a),(e)
1,333 177
Otter Tail Corp 156 12
$ 274
Electrical Components & Equipment - 1 .51%
American Superconductor Corp
(e)
119,959 7,106
AZZ Inc 1,556 155
Belden Inc 2,076 253
Energizer Holdings Inc 2,709 63
EnerSys 114 15
Generac Holdings Inc
(e)
12,069 2,028
Graham Corp
(e)
567 35
Insteel Industries Inc 554 17
Littelfuse Inc 4,722 1,149
nLight Inc
(e)
137,828 4,550
Novanta Inc
(e)
62,738 7,968
Powell Industries Inc 499 191
Universal Display Corp 64,810 9,545
$ 33,075
Electronics - 3 .76%
Advanced Energy Industries Inc 48,442 9,820
Allient Inc 61 3
Applied Optoelectronics Inc
(a),(e)
158,948 5,652
Atmus Filtration Technologies Inc 3,926 178
Badger Meter Inc 1,555 281
CTS Corp 220 9
Enovix Corp
(a),(e)
8,595 103
ESCO Technologies Inc 83,399 18,304
Evolv Technologies Holdings Inc
(e)
700,869 5,425
Itron Inc
(e)
1,153 116
Knowles Corp
(e)
306 7
Kopin Corp
(a),(e)
8,204 28
KULR Technology Group Inc
(a),(e)
2,146 8
Mesa Laboratories Inc 260 19
MicroVision Inc
(a),(e)
9,452 11
Mirion Technologies Inc
(e)
551,848 16,208
M-Tron Industries Inc
(e)
129 7
Napco Security Technologies Inc 103,396 4,565
Neonode Inc
(a),(e)
871 3
NVE Corp 272 19
OSI Systems Inc
(e)
840 234
Plexus Corp
(e)
1,309 183
Sanmina Corp
(e)
1,226 168
SKYX Platforms Corp
(e)
3,248 6
TTM Technologies Inc
(e)
237,820 15,981
Turtle Beach Corp
(e)
531 9
Vicor Corp
(e)
1,211 110
Woodward Inc 18,613 4,879
$ 82,336
Energy - Alternate Sources - 0 .05%
Array Technologies Inc
(e)
1,843 16
ASP Isotopes Inc
(a),(e)
3,981 40
Eos Energy Enterprises Inc
(a),(e)
13,300 213
Fluence Energy Inc
(a),(e)
3,216 68
Montauk Renewables Inc
(e)
1,021 2
NEXTracker Inc
(e)
6,118 619
OPAL Fuels Inc
(e)
967 2

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources (continued)
REX American Resources Corp
(e)
416 $ 13
Shoals Technologies Group Inc
(e)
1,416 15
SunPower Inc
(a),(e)
1,002 2
Verde Clean Fuels Inc
(e)
442 2
XCF Global Inc
(e)
1,019 1
$ 993
Engineering & Construction - 2 .63%
908 Devices Inc
(e)
1,256 10
Arcosa Inc 713 73
Argan Inc 23,861 7,306
Bowman Consulting Group Ltd
(e)
13,861 600
Centuri Holdings Inc
(e)
3,652 74
Concrete Pumping Holdings Inc 89 1
Construction Partners Inc
(e)
89,603 10,246
Dycom Industries Inc
(e)
1,468 422
Energy Services of America Corp
(a)
619 7
Everus Construction Group Inc
(e)
101,846 9,257
Exponent Inc 2,664 189
Fluor Corp
(e)
47,410 2,312
Frontdoor Inc
(e)
3,899 259
Granite Construction Inc 1,976 203
IES Holdings Inc
(e)
472 185
Latham Group Inc
(e)
293,119 2,125
Limbach Holdings Inc
(e)
539 51
MYR Group Inc
(e)
808 176
Orion Group Holdings Inc
(e)
421 5
Primoris Services Corp 96,582 13,669
Sterling Infrastructure Inc
(e)
20,772 7,849
TopBuild Corp
(e)
5,884 2,486
TSS Inc/MD
(a),(e)
956 19
$ 57,524
Entertainment - 0 .89%
Accel Entertainment Inc
(e)
2,819 29
Atlanta Braves Holdings Inc - A shares
(a),(e)
354 15
Atlanta Braves Holdings Inc - C shares
(e)
2,403 98
Bally's Corp
(a),(e)
384 7
Cinemark Holdings Inc 5,416 146
IMAX Corp
(e)
112,982 3,671
Inspired Entertainment Inc
(e)
1,309 10
Madison Square Garden Entertainment Corp
(e)
2,055 91
Monarch Casino & Resort Inc 667 60
Pursuit Attractions and Hospitality Inc
(e)
68 2
RCI Hospitality Holdings Inc 262 7
Red Rock Resorts Inc 1,395 74
Reservoir Media Inc
(e)
178 1
Rush Street Interactive Inc
(e)
882,165 14,961
Six Flags Entertainment Corp
(e)
4,017 92
Super Group SGHC Ltd 8,313 90
United Parks & Resorts Inc
(e)
1,334 65
$ 19,419
Environmental Control - 1 .42%
Casella Waste Systems Inc
(e)
93,832 8,311
CECO Environmental Corp
(e)
85,803 4,194
Energy Recovery Inc
(e)
2,781 48
Perma-Fix Environmental Services Inc
(e)
191 3
PureCycle Technologies Inc
(e)
6,770 78
Waste Connections Inc 110,599 18,545
$ 31,179
Food - 0 .51%
Beyond Meat Inc
(e)
440 1
Calavo Growers Inc 829 18
Cal-Maine Foods Inc 2,393 210
Chefs' Warehouse Inc/The
(e)
166,560 9,827
J & J Snack Foods Corp 813 69
John B Sanfilippo & Son Inc 243 15
Lifeway Foods Inc
(e)
269 6
Mama's Creations Inc
(e)
1,786 19
Marzetti Company/The 1,052 165
Nathan's Famous Inc 149 16
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Natural Grocers by Vitamin Cottage Inc 647 $ 21
Simply Good Foods Co/The
(e)
3,152 62
SunOpta Inc
(e)
5,023 26
Tootsie Roll Industries Inc 942 33
Utz Brands Inc 72,163 760
$ 11,248
Forest Products & Paper - 0 .00%
Sylvamo Corp 458 19
Gas - 0 .00%
Chesapeake Utilities Corp 404 51
RGC Resources Inc 33 1
$ 52
Hand & Machine Tools - 0 .37%
Cadre Holdings Inc
(a)
1,463 62
Enerpac Tool Group Corp 67,503 2,770
Franklin Electric Co Inc 2,078 197
MSA Safety Inc 32,482 5,101
$ 8,130
Healthcare - Products - 6 .92%
10X Genomics Inc
(e)
1,453 20
Accuray Inc
(e)
5,041 7
Adaptive Biotechnologies Corp
(e)
7,792 135
Alphatec Holdings Inc
(e)
378,847 7,194
AngioDynamics Inc
(e)
449 5
Anteris Technologies Global Corp
(e)
1,779 8
Artivion Inc
(e)
1,595 72
AtriCure Inc
(e)
255,414 8,824
Avita Medical Inc
(a),(e)
933 4
Axogen Inc
(e)
2,277 51
Beta Bionics Inc
(a),(e)
1,734 47
BioLife Solutions Inc
(e)
1,963 55
Bio-Techne Corp 213,049 13,330
Bioventus Inc
(e)
2,588 17
Bruker Corp 310,553 12,093
Butterfly Network Inc
(e)
9,965 27
CapsoVision Inc
(e)
295 1
CareDx Inc
(e)
2,841 43
Caris Life Sciences Inc
(e)
142,999 4,301
Ceribell Inc
(e)
1,402 16
Cerus Corp
(e)
10,360 15
ClearPoint Neuro Inc
(e)
1,360 32
CVRx Inc
(e)
842 9
Delcath Systems Inc
(e)
1,668 16
Electromed Inc
(e)
354 8
Embecta Corp 352 5
Establishment Labs Holdings Inc
(a),(e)
266,010 12,755
Glaukos Corp
(e)
130,056 11,454
Guardant Health Inc
(e)
203,798 18,957
Haemonetics Corp
(e)
2,500 125
ICU Medical Inc
(e)
950 114
Integer Holdings Corp
(e)
1,790 116
iRadimed Corp 436 33
iRhythm Technologies Inc
(e)
1,670 313
Kestra Medical Technologies Ltd
(a),(e)
311,226 8,521
KORU Medical Systems Inc
(e)
2,264 9
Lantheus Holdings Inc
(e)
3,573 206
LeMaitre Vascular Inc 1,092 95
LENSAR Inc
(a),(e)
493 6
LivaNova PLC
(e)
121,739 6,407
Lucid Diagnostics Inc
(e)
2,113 3
Merit Medical Systems Inc
(e)
63,985 5,601
MiMedx Group Inc
(e)
6,235 48
Myomo Inc
(e)
1,742 2
NeuroPace Inc
(e)
1,260 12
Novocure Ltd
(e)
5,327 68
OmniAb Inc
(e)
998 2
OmniAb Inc - Rights
(e)
95 —
OmniAb Inc - Rights
(e)
95 —
OrthoPediatrics Corp
(e)
206,684 3,481

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Outset Medical Inc
(e)
335 $ 4
PROCEPT BioRobotics Corp
(e)
248,150 8,445
Pulmonx Corp
(e)
2,288 5
Pulse Biosciences Inc
(a),(e)
990 17
Quanterix Corp
(e)
252 1
QuidelOrtho Corp
(e)
1,505 41
Repligen Corp
(e)
74,813 11,152
RxSight Inc
(e)
1,825 16
Sanara Medtech Inc
(e)
159 5
SANUWAVE Health Inc
(e)
367 11
Semler Scientific Inc
(e)
127 3
Shoulder Innovations Inc
(e)
247 3
SI-BONE Inc
(e)
347,151 5,148
STAAR Surgical Co
(e)
2,232 58
Stereotaxis Inc
(e)
3,450 10
Surmodics Inc
(e)
762 21
Tandem Diabetes Care Inc
(e)
3,495 49
TransMedics Group Inc
(e)
89,608 11,787
Treace Medical Concepts Inc
(e)
2,676 17
Twist Bioscience Corp
(e)
3,084 101
UFP Technologies Inc
(e)
393 76
$ 151,633
Healthcare - Services - 2 .88%
Addus HomeCare Corp
(e)
460 54
agilon health Inc
(e)
17,303 14
Ardent Health Inc
(e)
116 2
Astrana Health Inc
(e)
2,118 66
Aveanna Healthcare Holdings Inc
(e)
279,284 2,528
BrightSpring Health Services Inc
(e)
344,677 11,391
Brookdale Senior Living Inc
(e)
10,614 98
Clover Health Investments Corp
(e)
21,183 75
Community Health Systems Inc
(e)
4,335 17
Concentra Group Holdings Parent Inc 5,728 114
CorVel Corp
(e)
1,510 112
Encompass Health Corp 111,487 12,693
Ensign Group Inc/The 2,944 530
GeneDx Holdings Corp
(e)
35,950 4,921
Ginkgo Bioworks Holdings Inc
(e)
177 2
HealthEquity Inc
(e)
193,260 18,279
Innovage Holding Corp
(e)
481 2
Joint Corp/The
(e)
742 6
LifeStance Health Group Inc
(e)
403,852 1,979
Nano-X Imaging Ltd
(a),(e)
801 3
Neuronetics Inc
(a),(e)
1,895 5
Oncology Institute Inc/The
(a),(e)
3,145 14
Oscar Health Inc
(e)
10,122 182
PACS Group Inc
(e)
2,126 26
Pennant Group Inc/The
(e)
1,745 43
Privia Health Group Inc
(e)
5,994 146
RadNet Inc
(e)
126,652 9,624
SBC Medical Group Holdings Inc
(a),(e)
25 —
Sonida Senior Living Inc
(e)
182 5
Teladoc Health Inc
(e)
1,771 15
US Physical Therapy Inc 465 40
Viemed Healthcare Inc
(e)
1,825 12
$ 62,998
Home Builders - 0 .04%
Cavco Industries Inc
(e)
399 211
Champion Homes Inc
(e)
2,990 204
Dream Finders Homes Inc
(e)
379 7
Green Brick Partners Inc
(e)
537 35
Installed Building Products Inc 1,227 305
LCI Industries 154 16
$ 778
Home Furnishings - 0 .79%
Alliance Laundry Holdings Inc
(e)
171,608 4,547
Arhaus Inc
(e)
405,654 4,065
Daktronics Inc
(e)
355 7
Lovesac Co/The
(e)
436 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
SharkNinja Inc
(e)
100,454 $ 8,589
Sonos Inc
(e)
5,624 96
$ 17,310
Insurance - 1 .16%
Abacus Global Management Inc
(e)
647 3
American Coastal Insurance Corp 677 8
American Integrity Insurance Group Inc
(e)
159 4
AMERISAFE Inc 496 20
Aspen Insurance Holdings Ltd
(a),(e)
524 19
Ategrity Specialty Holdings LLC
(e)
89,479 1,739
Baldwin Insurance Group Inc/The
(e)
3,655 81
Bowhead Specialty Holdings Inc
(e)
855 21
Crawford & Co 856 9
F&G Annuities & Life Inc 87 3
Goosehead Insurance Inc 981 67
HCI Group Inc 540 110
Heritage Insurance Holdings Inc
(e)
871 21
Hippo Holdings Inc
(e)
536 20
Investors Title Co 12 3
Kestrel Group Ltd
(e)
160 3
Kingstone Cos Inc 555 8
Kingsway Financial Services Inc
(e)
1,187 17
Lemonade Inc
(a),(e)
2,887 173
Neptune Insurance Holdings Inc
(e)
198,896 5,108
Palomar Holdings Inc
(e)
62,556 7,132
Root Inc/OH
(a),(e)
601 48
Selective Insurance Group Inc 2,797 211
Selectquote Inc
(e)
5,162 11
SiriusPoint Ltd
(e)
637 12
Skyward Specialty Insurance Group Inc
(e)
150,591 6,866
Slide Insurance Holdings Inc
(e)
529 8
Tiptree Inc 354 6
Trupanion Inc
(e)
1,937 77
TWFG Inc
(a),(e)
146,722 3,574
Universal Insurance Holdings Inc 306 9
$ 25,391
Internet - 1 .23%
Arena Group Holdings Inc/The
(e)
885 5
AudioEye Inc
(e)
418 7
Backblaze Inc
(e)
2,817 29
BARK Inc
(e)
4,870 4
Bumble Inc
(e)
429 2
Cargurus Inc
(e)
4,283 150
Cogent Communications Holdings Inc 160,748 6,631
Crexendo Inc
(e)
758 5
Entravision Communications Corp 835 2
EverQuote Inc
(e)
161,161 3,471
Figs Inc
(e)
4,644 35
fuboTV Inc
(e)
17,413 66
Gambling.com Group Ltd
(a),(e)
863 6
Grindr Inc
(e)
1,721 24
Groupon Inc
(e)
1,277 26
HealthStream Inc 542 13
Hims & Hers Health Inc
(e)
81,766 3,717
LifeMD Inc
(e)
1,382 8
Liquidity Services Inc
(e)
1,185 28
Magnite Inc
(e)
7,302 131
MediaAlpha Inc
(e)
1,849 24
Nerdy Inc
(a),(e)
4,026 4
OptimizeRx Corp
(e)
882 18
Q2 Holdings Inc
(e)
101,632 6,276
QuinStreet Inc
(e)
2,835 42
RealReal Inc/The
(e)
1,278 16
Revolve Group Inc
(e)
2,100 47
Rumble Inc
(a),(e)
1,495 10
Serve Robotics Inc
(e)
2,160 29
Sprinklr Inc
(e)
5,796 45
Stitch Fix Inc
(e)
536 2
Stubhub Holdings Inc
(a),(e)
304,610 5,833

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Travelzoo
(e)
431 $ 4
TripAdvisor Inc
(e)
2,917 47
Tucows Inc
(e)
73 1
Upwork Inc
(e)
6,414 102
Vivid Seats Inc
(a),(e)
114 1
Yelp Inc
(e)
3,240 107
$ 26,968
Investment Companies - 0 .15%
Bitdeer Technologies Group
(a),(e)
4,696 104
Core Scientific Inc
(e)
12,348 266
FTAI Infrastructure Inc 5,629 30
Terawulf Inc
(a),(e)
14,004 217
Trinity Capital Inc 179,519 2,709
$ 3,326
Iron & Steel - 0 .32%
Carpenter Technology Corp 22,239 7,025
Leisure Products & Services - 0 .43%
Acushnet Holdings Corp 1,446 112
Global Business Travel Group I
(a),(e)
4,411 35
Life Time Group Holdings Inc
(e)
162,249 4,012
Lindblad Expeditions Holdings Inc
(e)
1,945 23
Livewire Group Inc
(a),(e)
1,925 11
Marine Products Corp 325 3
OneSpaWorld Holdings Ltd 217,292 5,056
Peloton Interactive Inc
(e)
6,841 50
Sabre Corp
(e)
4,987 10
Xponential Fitness Inc
(e)
1,440 10
$ 9,322
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
2,996 124
Machinery - Construction & Mining - 1 .84%
Bloom Energy Corp
(e)
261,004 34,494
BWX Technologies Inc 25,217 5,387
Lightbridge Corp
(a),(e)
1,079 29
NANO Nuclear Energy Inc
(a),(e)
1,505 71
NuScale Power Corp
(e)
6,610 297
$ 40,278
Machinery - Diversified - 2 .40%
Aebi Schmidt Holding AG 159 2
Alamo Group Inc 166 30
Albany International Corp 494 28
Applied Industrial Technologies Inc 33,323 8,567
Cactus Inc 72,715 3,211
Chart Industries Inc
(e)
2,370 473
CSW Industrials Inc 853 214
DXP Enterprises Inc/TX
(e)
681 82
Esab Corp 66,287 7,744
Gorman-Rupp Co/The 1,098 49
IDEX Corp 24,750 4,244
Kadant Inc 16,916 4,680
Lindsay Corp 570 63
Mueller Water Products Inc - Class A 157,790 4,049
Power Solutions International Inc
(e)
325 28
Pro-Dex Inc
(a),(e)
146 5
Richtech Robotics Inc
(e)
3,608 17
Thermon Group Holdings Inc
(e)
213 6
Watts Water Technologies Inc 1,438 392
Zurn Elkay Water Solutions Corp 398,955 18,795
$ 52,679
Media - 0 .00%
Altice USA Inc
(e)
2,064 5
CuriosityStream Inc 1,561 7
Gannett Co Inc
(e)
6,656 35
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Thryv Holdings Inc
(e)
1,905 15
Value Line Inc 37 1
$ 63
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .54%
Janus International Group Inc
(e)
2,617 $ 25
Mayville Engineering Co Inc
(e)
74 2
Omega Flex Inc 187 5
Standex International Corp 513 120
Valmont Industries Inc 27,698 11,451
Worthington Enterprises Inc 504 28
Xometry Inc
(e)
2,262 110
$ 11,741
Mining - 0 .12%
American Battery Technology Co
(a),(e)
2,656 14
Centrus Energy Corp
(e)
638 234
Century Aluminum Co
(e)
2,722 81
Coeur Mining Inc
(e)
16,735 287
Compass Minerals International Inc
(e)
1,352 23
Constellium SE
(e)
2,739 43
Contango ORE Inc
(e)
510 11
Critical Metals Corp
(a),(e)
628 8
Dakota Gold Corp
(e)
4,842 20
Energy Fuels Inc/Canada
(a),(e)
2,971 61
Hecla Mining Co 7,414 95
Idaho Strategic Resources Inc
(e)
664 22
Ivanhoe Electric Inc / US
(e)
3,841 57
Kaiser Aluminum Corp 450 41
Lifezone Metals Ltd
(a),(e)
1,454 7
NioCorp Developments Ltd
(a),(e)
3,606 27
Novagold Resources Inc
(e)
14,735 122
Perpetua Resources Corp
(e)
3,908 94
United States Antimony Corp
(e)
4,809 39
United States Lime & Minerals Inc 566 66
Uranium Energy Corp
(e)
22,253 337
US Gold Corp
(a),(e)
648 10
US Goldmining Inc
(e)
115 1
USA Rare Earth Inc
(e)
51,140 995
Vox Royalty Corp 2,328 10
$ 2,705
Miscellaneous Manufacturers - 3 .23%
Byrna Technologies Inc
(e)
949 19
Enpro Inc 86,925 20,167
Entegris Inc 113,905 10,430
Fabrinet
(e)
69,206 30,490
Federal Signal Corp 3,149 372
ITT Inc 48,731 9,019
JBT Marel Corp 1,320 167
Materion Corp 197 23
Myers Industries Inc 275 5
Park Aerospace Corp 571 11
Sight Sciences Inc
(e)
2,164 11
Sturm Ruger & Co Inc 293 12
Trinity Industries Inc 1,987 54
$ 70,780
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 3,292 33
Office Furnishings - 0 .00%
CompX International Inc 74 2
HNI Corp 1,344 55
Interface Inc 407 10
$ 67
Oil & Gas - 0 .27%
Comstock Resources Inc
(e)
2,683 50
CVR Energy Inc 1,591 57
Delek US Holdings Inc 3,099 117
Empire Petroleum Corp
(a),(e)
727 2
Epsilon Energy Ltd 115 1
Evolution Petroleum Corp 1,440 6
Gulfport Energy Corp
(e)
19,632 3,652
Infinity Natural Resources Inc
(e)
131 2
Kolibri Global Energy Inc
(e)
330 1
Magnolia Oil & Gas Corp 1,929 43
NextNRG Inc
(e)
307 1

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Par Pacific Holdings Inc
(e)
736 $ 29
Permian Resources Corp 31,074 390
PrimeEnergy Resources Corp
(e)
6 1
Riley Exploration Permian Inc 168 4
Sable Offshore Corp
(e)
135,956 1,422
Seadrill Ltd
(e)
1,169 37
VAALCO Energy Inc
(a)
653 3
$ 5,818
Oil & Gas Services - 1 .56%
Archrock Inc 8,632 218
Atlas Energy Solutions Inc
(a)
2,905 36
DMC Global Inc
(e)
336 3
Flotek Industries Inc
(e)
268 5
Flowco Holdings Inc 586 9
Helix Energy Solutions Group Inc
(e)
1,723 12
Kodiak Gas Services Inc 3,526 130
Matrix Service Co
(e)
321 5
National Energy Services Reunited Corp
(e)
444 6
Natural Gas Services Group Inc 195 5
Oceaneering International Inc
(e)
676,050 15,745
Select Water Solutions Inc 234 3
SLB Ltd 119,723 4,317
Solaris Energy Infrastructure Inc
(a)
157,656 8,392
TechnipFMC PLC 50,648 2,094
TETRA Technologies Inc
(e)
432,271 3,052
Tidewater Inc
(e)
2,415 122
$ 34,154
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 1,867 6
Karat Packaging Inc 450 11
O-I Glass Inc
(e)
1,952 22
$ 39
Pharmaceuticals - 2 .93%
Actuate Therapeutics Inc
(a),(e)
323 2
Akebia Therapeutics Inc
(e)
1,451 3
Alector Inc
(e)
635 1
Alkermes PLC
(e)
6,341 195
Amneal Pharmaceuticals Inc
(e)
6,881 74
Amphastar Pharmaceuticals Inc
(e)
178 5
Amylyx Pharmaceuticals Inc
(e)
2,802 39
Aquestive Therapeutics Inc
(e)
1,524 10
Arvinas Inc
(e)
457 5
Ascendis Pharma A/S ADR
(e)
23,841 4,806
aTyr Pharma Inc
(a),(e)
4,247 4
Avadel Pharmaceuticals PLC
(e)
4,673 88
Biote Corp
(e)
620 2
Candel Therapeutics Inc
(a),(e)
1,996 11
Catalyst Pharmaceuticals Inc
(e)
6,032 128
Coherus Oncology Inc
(e)
2,523 4
Collegium Pharmaceutical Inc
(e)
156,196 5,623
Corcept Therapeutics Inc
(e)
53,708 3,946
CorMedix Inc
(a),(e)
3,658 41
Corvus Pharmaceuticals Inc
(a),(e)
3,072 25
Enliven Therapeutics Inc
(e)
2,172 51
Eton Pharmaceuticals Inc
(e)
1,309 24
Fennec Pharmaceuticals Inc
(e)
329 3
FitLife Brands Inc
(e)
205 4
Foghorn Therapeutics Inc
(e)
1,184 5
Fulcrum Therapeutics Inc
(e)
300 3
Guardian Pharmacy Services Inc
(e)
997 28
Gyre Therapeutics Inc
(a),(e)
474 4
Harmony Biosciences Holdings Inc
(e)
2,269 65
Harrow Inc
(a),(e)
1,626 61
Herbalife Ltd
(e)
3,921 31
Heron Therapeutics Inc
(e)
901 1
Indivior PLC
(e)
5,376 158
Inhibikase Therapeutics Inc
(e)
370 1
Ironwood Pharmaceuticals Inc
(e)
7,711 15
Journey Medical Corp
(e)
643 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
KalVista Pharmaceuticals Inc
(a),(e)
320,606 $ 3,497
Lifevantage Corp 554 5
Madrigal Pharmaceuticals Inc
(e)
12,679 5,312
MannKind Corp
(e)
15,810 88
MediWound Ltd
(a),(e)
375 7
Mirum Pharmaceuticals Inc
(e)
90,328 6,563
Nature's Sunshine Products Inc
(e)
235 3
Neurocrine Biosciences Inc
(e)
28,747 4,117
Nuvectis Pharma Inc
(a),(e)
675 4
Ocular Therapeutix Inc
(e)
338,781 3,950
Option Care Health Inc
(e)
8,599 224
ORIC Pharmaceuticals Inc
(e)
863 11
Pacira BioSciences Inc
(e)
209 4
Phibro Animal Health Corp 1,070 45
Protagonist Therapeutics Inc
(e)
3,049 240
Rhythm Pharmaceuticals Inc
(e)
71,403 8,123
SELLAS Life Sciences Group Inc
(e)
6,033 11
SIGA Technologies Inc 1,708 14
Spyre Therapeutics Inc
(e)
156,891 3,837
Supernus Pharmaceuticals Inc
(e)
238 13
Trevi Therapeutics Inc
(e)
807,938 9,420
TuHURA Biosciences Inc
(e)
1,764 4
Vaxcyte Inc
(e)
71,612 3,243
Xeris Biopharma Holdings Inc
(e)
7,900 77
$ 64,283
Pipelines - 0 .08%
Excelerate Energy Inc 65,326 1,693
Kinetik Holdings Inc
(a)
1,643 63
NextDecade Corp
(e)
7,056 42
$ 1,798
Private Equity - 0 .00%
P10 Inc 2,975 30
Patria Investments Ltd 3,364 49
$ 79
Real Estate - 0 .37%
Compass Inc
(e)
392,313 3,024
eXp World Holdings Inc 4,580 47
FirstService Corp 30,010 4,784
Maui Land & Pineapple Co Inc
(e)
337 5
McGrath RentCorp 976 105
Real Brokerage Inc/The
(a),(e)
5,559 21
Sky Harbour Group Corp
(a),(e)
1,114 11
St Joe Co/The 1,971 112
$ 8,109
REITs - 0 .37%
ACRES Commercial Realty Corp
(e)
56 1
Alexander's Inc 114 25
American Healthcare REIT Inc 2,942 133
Angel Oak Mortgage REIT Inc 272 3
Apartment Investment and Management Co 4,008 21
Apollo Commercial Real Estate Finance Inc 3,615 35
CareTrust REIT Inc 1,143 40
CBL & Associates Properties Inc 685 20
Clipper Realty Inc 258 1
DiamondRock Hospitality Co 6,210 49
EastGroup Properties Inc 40,020 6,985
Gladstone Commercial Corp 453 5
National Health Investors Inc 567 42
NETSTREIT Corp 1,194 22
NexPoint Residential Trust Inc 372 11
Outfront Media Inc 7,268 129
Phillips Edison & Co Inc 1,157 39
PotlatchDeltic Corp 221 9
Ryman Hospitality Properties Inc 3,223 280
Saul Centers Inc 630 19
Strawberry Fields REIT Inc 348 4
Sunstone Hotel Investors Inc 715 6
Tanger Inc 5,268 172
Two Harbors Investment Corp 2,797 27

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
UMH Properties Inc 4,092 $ 60
Universal Health Realty Income Trust 556 21
Xenia Hotels & Resorts Inc 885 11
$ 8,170
Retail - 5 .05%
Abercrombie & Fitch Co
(e)
2,469 179
Arko Corp 489 2
BJ's Restaurants Inc
(e)
124,713 4,235
Black Rock Coffee Bar Inc
(e)
98,135 2,518
Bloomin' Brands Inc 2,724 19
Boot Barn Holdings Inc
(e)
101,329 19,218
Brinker International Inc
(e)
2,320 252
Buckle Inc/The 1,532 84
Build-A-Bear Workshop Inc 627 34
Camping World Holdings Inc 3,151 41
Casey's General Stores Inc 23,316 11,966
Cheesecake Factory Inc/The 2,423 121
Cracker Barrel Old Country Store Inc 319 11
Dave & Buster's Entertainment Inc
(e)
1,394 21
Denny's Corp
(e)
292 1
Dine Brands Global Inc 161 4
Dutch Bros Inc
(e)
149,656 8,312
Envela Corp
(a),(e)
473 4
EVgo Inc
(e)
1,020 4
First Watch Restaurant Group Inc
(e)
264,636 4,364
FirstCash Holdings Inc 2,076 329
Five Below Inc
(e)
19,695 3,097
Freshpet Inc
(e)
87,442 4,303
Genesco Inc
(e)
47 1
Group 1 Automotive Inc 288 115
Jack in the Box Inc 827 13
Krispy Kreme Inc 684 2
Kura Sushi USA Inc
(a),(e)
325 19
MarineMax Inc
(e)
71 2
National Vision Holdings Inc
(e)
591,440 15,230
Ollie's Bargain Outlet Holdings Inc
(e)
140,764 17,006
Papa John's International Inc 158 8
Patrick Industries Inc 1,688 176
Petco Health & Wellness Co Inc
(e)
434 1
Portillo's Inc
(a),(e)
692,584 3,705
PriceSmart Inc 1,345 155
RH
(e)
38,861 6,703
Savers Value Village Inc
(a),(e)
1,844 17
Shake Shack Inc
(e)
2,024 195
Sonic Automotive Inc 295 19
Sweetgreen Inc
(e)
5,450 34
Texas Roadhouse Inc 10,529 1,722
Tile Shop Holdings Inc
(e)
647 4
Urban Outfitters Inc
(e)
1,120 72
Victoria's Secret & Co
(e)
1,089 38
Warby Parker Inc
(e)
5,118 100
Wingstop Inc
(a)
28,161 6,101
$ 110,557
Savings & Loans - 0 .44%
Axos Financial Inc
(e)
122,629 9,562
Banc of California Inc 434 7
Greene County Bancorp Inc 220 5
Hingham Institution For Savings The
(a)
2 1
Northfield Bancorp Inc 237 2
Provident Financial Services Inc 1,078 20
Southern Missouri Bancorp Inc 57 3
$ 9,600
Semiconductors - 6 .74%
Aehr Test Systems
(a),(e)
1,166 30
Aeluma Inc
(a),(e)
85 1
Allegro MicroSystems Inc
(e)
195,556 5,851
Ambarella Inc
(e)
2,134 182
Ambiq Micro Inc
(a),(e)
56,402 1,724
Arteris Inc
(e)
187 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Atomera Inc
(a),(e)
1,954 $ 6
Axcelis Technologies Inc
(e)
143 11
Blaize Holdings Inc
(a),(e)
2,468 10
CEVA Inc
(e)
1,055 29
FormFactor Inc
(e)
3,043 167
Impinj Inc
(e)
21,799 4,407
IPG Photonics Corp
(e)
35,384 3,012
Kulicke & Soffa Industries Inc 99,285 3,964
Lattice Semiconductor Corp
(e)
151,875 11,081
MACOM Technology Solutions Holdings Inc
(e)
98,837 14,641
MaxLinear Inc
(e)
553 8
Navitas Semiconductor Corp
(a),(e)
1,255 17
Onto Innovation Inc
(e)
28,928 3,904
Ouster Inc
(e)
2,647 88
Power Integrations Inc 102,535 4,295
Rambus Inc
(e)
301,242 30,980
Semtech Corp
(e)
326,396 22,149
Silicon Laboratories Inc
(e)
1,690 222
SiTime Corp
(e)
110,692 32,061
SkyWater Technology Inc
(a),(e)
293,959 5,140
Synaptics Inc
(e)
41,330 2,932
Tower Semiconductor Ltd
(e)
9,352 797
Ultra Clean Holdings Inc
(e)
162 4
$ 147,716
Software - 9 .87%
Accelerant Holdings
(e)
181,635 2,111
ACI Worldwide Inc
(e)
5,528 263
ACV Auctions Inc
(e)
826,175 7,493
Adeia Inc 5,003 85
Agilysys Inc
(e)
79,065 9,919
Airship AI Holdings Inc
(a),(e)
826 4
Alignment Healthcare Inc
(e)
7,622 129
Alkami Technology Inc
(e)
366,224 7,431
Amplitude Inc
(e)
739,839 7,436
Appian Corp
(e)
2,058 62
Arrive AI Inc
(e)
45 —
Asana Inc
(e)
4,508 63
AvePoint Inc
(e)
6,930 97
Bandwidth Inc
(e)
337 5
BigBear.ai Holdings Inc
(a),(e)
3,538 24
Blackbaud Inc
(e)
1,600 102
BlackLine Inc
(e)
2,702 155
Blend Labs Inc
(e)
11,050 37
Box Inc
(e)
5,692 183
Braze Inc
(e)
265,658 7,614
Bullish
(a),(e)
103,172 5,217
C3.ai Inc
(e)
6,384 112
Carlsmed Inc
(e)
353 5
CCC Intelligent Solutions Holdings Inc
(e)
2,377,059 20,728
Cerence Inc
(e)
661 7
Claritev Corp
(a),(e)
408 27
Clear Secure Inc
(a)
4,356 133
Clearwater Analytics Holdings Inc
(e)
487,287 8,971
Climb Global Solutions Inc 207 23
Commerce.com Inc
(e)
3,691 17
Commvault Systems Inc
(e)
38,824 5,405
Confluent Inc
(e)
372,905 8,715
CS Disco Inc
(e)
885 6
CSG Systems International Inc 1,285 101
Daily Journal Corp
(e)
51 21
Digimarc Corp
(e)
819 8
Digital Turbine Inc
(e)
3,564 22
DigitalOcean Holdings Inc
(e)
3,546 144
Domo Inc
(e)
1,561 21
Donnelley Financial Solutions Inc
(e)
983 45
Dynatrace Inc
(e)
332,973 16,838
eGain Corp
(e)
641 9
EverCommerce Inc
(a),(e)
770 9
Evolent Health Inc
(e)
2,141 14

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Expensify Inc
(e)
1,682 $ 3
Five9 Inc
(e)
4,007 97
Freshworks Inc
(e)
10,490 116
Genius Sports Ltd
(e)
467,738 5,267
Golden Matrix Group Inc
(e)
1,027 1
Guidewire Software Inc
(e)
26,325 6,151
HeartFlow Inc
(a),(e)
196,237 7,293
I3 Verticals Inc
(e)
85 3
IBEX Holdings Ltd
(e)
571 21
Ibotta Inc
(a),(e)
722 23
Innodata Inc
(e)
1,610 120
Intapp Inc
(e)
2,934 113
IonQ Inc
(e)
198,494 12,382
Jamf Holding Corp
(e)
3,694 47
JFrog Ltd
(e)
188,279 8,939
Kaltura Inc
(e)
4,730 7
Klaviyo Inc
(e)
316,899 8,239
Life360 Inc
(e)
17,133 1,691
LiveRamp Holdings Inc
(e)
3,385 93
McGraw Hill Inc
(e)
876 10
Nutex Health Inc
(e)
172 21
Omada Health Inc
(a),(e)
62,227 1,528
Onestream Inc
(e)
367,059 6,934
Pagaya Technologies Ltd
(e)
2,382 64
PagerDuty Inc
(e)
4,442 71
PDF Solutions Inc
(e)
245,334 7,147
Phreesia Inc
(e)
99,280 2,248
Planet Labs PBC
(e)
12,194 164
Playtika Holding Corp 689 3
Porch Group Inc
(e)
3,400 51
Progress Software Corp
(e)
2,219 95
PROS Holdings Inc
(e)
2,279 53
Quantum Computing Inc
(e)
7,000 117
Rackspace Technology Inc
(e)
1,508 2
Red Violet Inc 565 30
ReposiTrak Inc 589 9
Rezolve AI PLC
(e)
7,642 33
Sapiens International Corp NV 1,613 69
Schrodinger Inc/United States
(e)
2,936 62
SEMrush Holdings Inc
(e)
2,652 19
ServiceTitan Inc
(e)
81,861 7,724
Simulations Plus Inc
(e)
875 15
SoundHound AI Inc
(e)
19,144 337
Sprout Social Inc
(e)
2,693 28
SPS Commerce Inc
(e)
1,983 163
Synchronoss Technologies Inc
(e)
744 4
Take-Two Interactive Software Inc
(e)
29,013 7,438
Talkspace Inc
(e)
7,479 24
TruBridge Inc
(e)
597 11
Vertex Inc
(e)
345,520 7,912
Via Transportation Inc
(e)
64,187 3,430
Viant Technology Inc
(e)
707 6
Vimeo Inc
(e)
3,220 25
VTEX
(e)
3,026 14
Waystar Holding Corp
(e)
259,933 9,319
Weave Communications Inc
(e)
3,043 23
WM Technology Inc
(e)
4,575 5
Workiva Inc
(e)
2,621 223
Yext Inc
(e)
5,285 45
Zeta Global Holdings Corp
(e)
9,724 175
Zspace Inc
(e)
154 —
$ 216,068
Telecommunications - 2 .84%
A10 Networks Inc 3,171 57
ADTRAN Holdings Inc
(e)
3,897 41
Anterix Inc
(e)
590 12
Applied Digital Corp
(e)
8,489 294
BK Technologies Corp
(e)
177 13
BlackSky Technology Inc
(a),(e)
1,601 34
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Calix Inc
(e)
3,089 $ 211
Clearfield Inc
(e)
297 10
CommScope Holding Co Inc
(e)
6,856 119
Credo Technology Group Holding Ltd
(e)
269,164 50,500
DigitalBridge Group Inc 390,534 4,620
Extreme Networks Inc
(e)
6,882 131
Frequency Electronics Inc
(e)
345 13
Globalstar Inc
(e)
2,611 142
Gogo Inc
(e)
4,016 37
Harmonic Inc
(e)
1,480 16
IDT Corp - Class B 637 32
Inseego Corp
(a),(e)
165 3
InterDigital Inc 14,306 5,178
Lumen Technologies Inc
(e)
44,109 453
Ooma Inc
(e)
1,427 16
Preformed Line Products Co
(a)
13 3
Satellogic Inc
(a),(e)
3,254 6
Viavi Solutions Inc
(e)
11,563 205
$ 62,146
Transportation - 0 .04%
Costamare Bulkers Holdings Ltd
(e)
51 1
Covenant Logistics Group Inc 254 5
CryoPort Inc
(e)
567 5
FLEX LNG Ltd 247 6
Forward Air Corp
(e)
474 9
Proficient Auto Logistics Inc
(a),(e)
63,427 475
RXO Inc
(e)
504 9
Saia Inc
(e)
900 263
Werner Enterprises Inc 474 13
World Kinect Corp 361 9
$ 795
Trucking & Leasing - 0 .00%
GATX Corp 137 22
Willis Lease Finance Corp 24 3
$ 25
Water - 0 .01%
American States Water Co 1,305 93
Consolidated Water Co Ltd 238 8
Global Water Resources Inc 622 6
Middlesex Water Co 144 8
York Water Co/The 156 5
$ 120
TOTAL COMMON STOCKS $ 2,134,258
Total Investments $ 2,243,648
Other Assets and Liabilities -  (2.44)% (53,543)
TOTAL NET ASSETS - 100.00% $ 2,190,105
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $46,823 or 2.14% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $48,512 or
2.22% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2025
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 82,817 $ 1,466,646 $ 1,443,863 $ 105,600
$ 82,817 $ 1,466,646 $ 1,443,863 $ 105,600
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 2,030 $ — $ — $ —
$ 2,030 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2025 Long 17 $ 2,116 $ (23)
Total $ (23)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3 .50 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .14%
iShares Core S&P Small-Cap ETF 14,744 $ 1,737
Money Market Funds - 3 .36%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(a),(b)
245,273 245
Principal Government Money Market Fund - Class
R-6 3.93%
(a),(b),(c)
40,747,332 40,747
$ 40,992
TOTAL INVESTMENT COMPANIES $ 42,729
COMMON STOCKS - 96 .70 % Shares Held Value (000's)
Aerospace & Defense - 0 .91%
AAR Corp
(d)
31,124 $ 2,621
Mercury Systems Inc
(d)
42,711 3,306
Moog Inc 23,028 4,717
National Presto Industries Inc 4,288 459
$ 11,103
Agriculture - 0 .27%
Andersons Inc/The 27,514 1,274
Fresh Del Monte Produce Inc 26,816 948
Universal Corp/VA 20,158 1,022
$ 3,244
Airlines - 0 .45%
Allegiant Travel Co
(d)
10,921 679
JetBlue Airways Corp
(d)
235,678 990
SkyWest Inc
(d)
32,712 3,287
Sun Country Airlines Holdings Inc
(d)
43,188 530
$ 5,486
Apparel - 0 .83%
Carter's Inc 29,511 927
Hanesbrands Inc
(d)
286,588 1,894
Kontoor Brands Inc 41,417 3,351
Oxford Industries Inc 11,371 419
Steven Madden Ltd 58,853 1,996
Wolverine World Wide Inc 65,822 1,494
$ 10,081
Automobile Parts & Equipment - 1 .62%
Adient PLC
(d)
65,814 1,526
American Axle & Manufacturing Holdings Inc
(d)
96,126 596
BorgWarner Inc 175,297 7,531
Dana Inc 106,246 2,157
Dorman Products Inc
(d)
22,510 3,019
Fox Factory Holding Corp
(d)
33,862 749
Gentherm Inc
(d)
24,723 910
Phinia Inc 31,514 1,636
Standard Motor Products Inc 16,920 628
Titan International Inc
(d)
38,819 293
XPEL Inc
(d)
20,398 695
$ 19,740
Banks - 6 .71%
Ameris Bancorp 52,023 3,726
Atlantic Union Bankshares Corp 115,445 3,754
BancFirst Corp 16,732 1,821
Bancorp Inc/The
(d)
37,316 2,439
Bank of Hawaii Corp 32,215 2,092
BankUnited Inc 60,929 2,442
Banner Corp 28,015 1,692
Cathay General Bancorp 55,970 2,544
Central Pacific Financial Corp 21,856 623
City Holding Co 11,744 1,384
Community Financial System Inc 42,818 2,376
Customers Bancorp Inc
(d)
23,823 1,599
CVB Financial Corp 104,945 1,928
Dime Community Bancshares Inc 33,065 868
Eagle Bancorp Inc 22,386 375
FB Financial Corp 34,024 1,838
First BanCorp/Puerto Rico 129,137 2,517
First Bancorp/Southern Pines NC 33,587 1,630
First Commonwealth Financial Corp 84,410 1,291
First Financial Bancorp 77,568 1,816
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Hawaiian Inc 100,957 $ 2,476
Fulton Financial Corp 147,519 2,562
Hanmi Financial Corp 24,194 639
Heritage Financial Corp/WA 27,504 610
Hilltop Holdings Inc 35,724 1,154
Hope Bancorp Inc 103,836 1,089
Independent Bank Corp 40,434 2,721
Lakeland Financial Corp 20,680 1,180
National Bank Holdings Corp 30,818 1,099
NBT Bancorp Inc 42,443 1,718
OFG Bancorp 36,063 1,394
Park National Corp 11,590 1,764
Pathward Financial Inc 18,593 1,265
Preferred Bank/Los Angeles CA 9,325 842
Renasant Corp 76,971 2,588
S&T Bancorp Inc 31,063 1,138
Seacoast Banking Corp of Florida 70,297 2,130
ServisFirst Bancshares Inc 40,706 2,860
Simmons First National Corp 117,220 2,037
Southside Bancshares Inc 22,905 644
Stellar Bancorp Inc 37,439 1,102
Tompkins Financial Corp 10,286 653
Triumph Financial Inc
(d)
18,263 995
TrustCo Bank Corp NY 15,270 576
Trustmark Corp 48,901 1,820
United Community Banks Inc/GA 98,403 2,873
Walker & Dunlop Inc 27,597 2,206
Westamerica BanCorp 20,626 983
$ 81,873
Beverages - 0 .08%
MGP Ingredients Inc 11,383 275
National Beverage Corp
(d)
18,957 650
$ 925
Biotechnology - 2 .88%
ACADIA Pharmaceuticals Inc
(d)
101,136 2,296
ADMA Biologics Inc
(d)
193,312 2,992
ANI Pharmaceuticals Inc
(d)
14,003 1,269
Arcus Biosciences Inc
(d)
56,040 1,105
Arrowhead Pharmaceuticals Inc
(d)
112,000 4,748
Certara Inc
(d)
97,588 1,135
Cytek Biosciences Inc
(d)
88,631 346
Dynavax Technologies Corp
(d)
80,746 828
Innoviva Inc
(d)
48,498 883
Krystal Biotech Inc
(d)
20,870 4,122
Ligand Pharmaceuticals Inc
(d)
15,878 3,038
Myriad Genetics Inc
(d)
75,374 606
NeoGenomics Inc
(d)
104,646 1,022
Sarepta Therapeutics Inc
(d)
79,155 1,900
TG Therapeutics Inc
(d)
109,915 3,823
Veracyte Inc
(d)
63,731 2,299
Vericel Corp
(d)
40,876 1,433
Vir Biotechnology Inc
(d)
76,521 456
Xencor Inc
(d)
57,777 850
$ 35,151
Building Materials - 2 .22%
American Woodmark Corp
(d)
11,792 751
Apogee Enterprises Inc 17,440 638
Armstrong World Industries Inc 35,045 6,674
Boise Cascade Co 30,245 2,132
Gibraltar Industries Inc
(d)
23,905 1,491
Griffon Corp 31,680 2,345
Hayward Holdings Inc
(d)
161,506 2,741
Masterbrand Inc
(d)
102,663 1,297
SPX Technologies Inc
(d)
40,019 8,960
$ 27,029
Chemicals - 2 .67%
AdvanSix Inc 21,744 404
Balchem Corp 26,293 4,033
Celanese Corp 88,707 3,410

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Chemours Co/The 121,268 $ 1,624
Element Solutions Inc 183,987 4,916
FMC Corp 101,189 1,535
Hawkins Inc 16,914 2,399
HB Fuller Co 43,714 2,508
Ingevity Corp
(d)
29,540 1,587
Innospec Inc 20,116 1,480
Koppers Holdings Inc 15,970 451
Minerals Technologies Inc 25,416 1,442
Quaker Chemical Corp 11,134 1,546
Rogers Corp
(d)
13,654 1,195
Sensient Technologies Corp 34,402 3,244
Stepan Co 17,404 755
$ 32,529
Coal - 0 .90%
Alpha Metallurgical Resources Inc
(d)
8,885 1,540
Core Natural Resources Inc 41,696 3,294
Peabody Energy Corp 98,504 2,701
SunCoke Energy Inc 68,586 549
Warrior Met Coal Inc 42,584 2,889
$ 10,973
Commercial Services - 3 .88%
ABM Industries Inc 50,433 2,169
Adtalem Global Education Inc
(d)
29,129 2,855
Alarm.com Holdings Inc
(d)
40,426 1,990
AMN Healthcare Services Inc
(d)
31,044 611
Arlo Technologies Inc
(d)
84,549 1,635
CoreCivic Inc
(d)
86,727 1,607
Deluxe Corp 36,360 658
EVERTEC Inc 51,830 1,475
GEO Group Inc/The
(d)
112,450 1,908
Healthcare Services Group Inc
(d)
58,660 1,048
Heidrick & Struggles International Inc 16,797 980
Hertz Global Holdings Inc
(d),(e)
100,705 517
John Wiley & Sons Inc 33,207 1,224
Korn Ferry 42,390 2,743
ManpowerGroup Inc 37,498 1,150
MarketAxess Holdings Inc 30,271 4,845
Matthews International Corp 24,941 584
Mister Car Wash Inc
(d)
79,535 445
Monro Inc 24,285 356
Payoneer Global Inc
(d)
236,428 1,369
Perdoceo Education Corp 49,459 1,571
PROG Holdings Inc 32,032 927
Progyny Inc
(d)
64,775 1,212
Robert Half Inc 80,994 2,121
Strategic Education Inc 19,162 1,456
Stride Inc
(d)
34,876 2,373
Upbound Group Inc 42,210 818
Verra Mobility Corp
(d)
129,242 3,000
Vestis Corp 90,781 477
WillScot Holdings Corp 147,497 3,208
$ 47,332
Computers - 2 .91%
Amentum Holdings Inc
(d)
124,183 2,783
Corsair Gaming Inc
(d)
37,794 308
DXC Technology Co
(d)
145,004 2,059
Grid Dynamics Holdings Inc
(d)
53,498 500
Insight Enterprises Inc
(d)
25,496 2,549
NCR Atleos Corp
(d)
59,610 2,200
NCR Voyix Corp
(d)
111,981 1,278
NetScout Systems Inc
(d)
55,313 1,538
Sandisk Corp/DE
(d)
111,822 22,289
$ 35,504
Consumer Products - 0 .45%
Central Garden & Pet Co
(d)
6,565 201
Central Garden & Pet Co - A Shares
(d)
41,813 1,163
Helen of Troy Ltd
(d)
18,594 347
Quanex Building Products Corp 37,033 526
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Reynolds Consumer Products Inc 44,287 $ 1,082
WD-40 Co 10,966 2,131
$ 5,450
Cosmetics & Personal Care - 0 .37%
Edgewell Personal Care Co 37,640 730
Interparfums Inc 14,833 1,322
Prestige Consumer Healthcare Inc
(d)
39,865 2,416
$ 4,468
Distribution & Wholesale - 0 .90%
G-III Apparel Group Ltd
(d)
30,871 829
OPENLANE Inc
(d)
86,114 2,275
Resideo Technologies Inc
(d)
110,869 4,745
Rush Enterprises Inc - Class A 49,613 2,451
ScanSource Inc
(d)
16,839 723
$ 11,023
Diversified Financial Services - 4 .35%
Acadian Asset Management Inc 21,467 1,033
Air Lease Corp 85,106 5,435
Artisan Partners Asset Management Inc 57,087 2,492
BGC Group Inc 295,571 2,702
Bread Financial Holdings Inc 37,783 2,367
Cohen & Steers Inc 22,306 1,524
Enact Holdings Inc 23,896 854
Encore Capital Group Inc
(d)
18,641 775
Enova International Inc
(d)
20,265 2,423
EZCORP Inc
(d)
46,923 856
Moelis & Co 60,090 3,806
Navient Corp 55,577 680
Piper Sandler Cos 13,468 4,300
PJT Partners Inc 19,691 3,172
PRA Group Inc
(d)
31,652 434
Radian Group Inc 109,725 3,724
StepStone Group Inc 58,543 3,564
StoneX Group Inc
(d)
37,611 3,457
Victory Capital Holdings Inc 40,032 2,493
Virtu Financial Inc 64,403 2,244
Virtus Investment Partners Inc 5,141 837
Western Union Co/The 263,383 2,457
WisdomTree Inc 97,411 1,165
World Acceptance Corp
(d)
2,530 322
$ 53,116
Electric - 0 .92%
Avista Corp 65,706 2,500
Clearway Energy Inc - Class A 28,039 841
Clearway Energy Inc - Class C 67,450 2,154
MGE Energy Inc 29,602 2,453
Otter Tail Corp 33,946 2,621
Unitil Corp 14,325 699
$ 11,268
Electrical Components & Equipment - 0 .57%
AZZ Inc 24,316 2,428
Energizer Holdings Inc 49,219 1,143
Insteel Industries Inc 15,723 491
Powell Industries Inc 7,629 2,925
$ 6,987
Electronics - 4 .65%
Advanced Energy Industries Inc 30,507 6,185
Badger Meter Inc 23,875 4,308
Benchmark Electronics Inc 29,089 1,275
Brady Corp 35,462 2,692
CTS Corp 23,877 991
ESCO Technologies Inc 20,923 4,592
Itron Inc
(d)
37,038 3,716
Knowles Corp
(d)
69,576 1,643
Mirion Technologies Inc
(d)
198,580 5,832
OSI Systems Inc
(d)
12,786 3,560
Plexus Corp
(d)
21,865 3,059
Ralliant Corp 91,327 4,011

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Sanmina Corp
(d)
43,168 $ 5,916
TTM Technologies Inc
(d)
83,690 5,624
Vicor Corp
(d)
18,546 1,683
Vishay Intertechnology Inc 100,035 1,698
$ 56,785
Energy - Alternate Sources - 0 .78%
Enphase Energy Inc
(d)
105,918 3,232
REX American Resources Corp
(d)
22,945 735
SolarEdge Technologies Inc
(d),(e)
48,098 1,688
Sunrun Inc
(d)
186,913 3,880
$ 9,535
Engineering & Construction - 2 .87%
Arcosa Inc 39,733 4,053
Dycom Industries Inc
(d)
23,434 6,744
Everus Construction Group Inc
(d)
41,321 3,756
Frontdoor Inc
(d)
59,014 3,920
Granite Construction Inc 35,473 3,651
MYR Group Inc
(d)
12,578 2,738
Sterling Infrastructure Inc
(d)
24,645 9,313
Uniti Group Inc
(d)
144,964 835
$ 35,010
Entertainment - 1 .26%
Caesars Entertainment Inc
(d)
168,490 3,387
Cinemark Holdings Inc 82,938 2,240
Golden Entertainment Inc 15,891 321
Madison Square Garden Sports Corp
(d)
14,525 3,114
Monarch Casino & Resort Inc 10,064 907
Penn Entertainment Inc
(d)
113,816 1,873
Pursuit Attractions and Hospitality Inc
(d)
17,407 618
Six Flags Entertainment Corp
(d)
82,042 1,885
United Parks & Resorts Inc
(d)
22,281 1,078
$ 15,423
Environmental Control - 0 .07%
Enviri Corp
(d)
65,332 798
Food - 0 .99%
Cal-Maine Foods Inc 36,930 3,242
Chefs' Warehouse Inc/The
(d)
29,387 1,734
Grocery Outlet Holding Corp
(d)
79,471 1,082
J & J Snack Foods Corp 12,618 1,068
John B Sanfilippo & Son Inc 7,421 466
Simply Good Foods Co/The
(d)
74,930 1,466
Tootsie Roll Industries Inc 15,918 562
TreeHouse Foods Inc
(d)
35,998 655
United Natural Foods Inc
(d)
49,063 1,847
$ 12,122
Forest Products & Paper - 0 .09%
Sylvamo Corp 27,472 1,115
Gas - 0 .58%
Chesapeake Utilities Corp 19,075 2,428
MDU Resources Group Inc 165,526 3,175
Northwest Natural Holding Co 33,162 1,510
$ 7,113
Hand & Machine Tools - 0 .50%
Enerpac Tool Group Corp 43,692 1,793
Franklin Electric Co Inc 30,994 2,937
Kennametal Inc 61,583 1,352
$ 6,082
Healthcare - Products - 3 .12%
Artivion Inc
(d)
33,634 1,526
Avanos Medical Inc
(d)
37,589 418
Azenta Inc
(d)
33,048 998
BioLife Solutions Inc
(d)
31,431 876
CONMED Corp 25,074 1,103
Embecta Corp 47,377 632
Enovis Corp
(d)
46,303 1,447
Glaukos Corp
(d)
46,458 4,092
ICU Medical Inc
(d)
20,000 2,402
Inspire Medical Systems Inc
(d)
21,800 1,571
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Integer Holdings Corp
(d)
28,384 $ 1,833
Integra LifeSciences Holdings Corp
(d)
54,277 652
LeMaitre Vascular Inc 16,872 1,461
Merit Medical Systems Inc
(d)
47,972 4,199
Neogen Corp
(d)
175,954 1,086
OmniAb Inc - Rights
(d)
7,689 —
OmniAb Inc - Rights
(d)
7,689 —
Omnicell Inc
(d)
37,210 1,249
QuidelOrtho Corp
(d)
55,002 1,484
STAAR Surgical Co
(d)
40,141 1,038
Tandem Diabetes Care Inc
(d)
54,736 766
Teleflex Inc 35,802 4,456
TransMedics Group Inc
(d)
27,618 3,633
UFP Technologies Inc
(d)
6,249 1,204
$ 38,126
Healthcare - Services - 1 .90%
Acadia Healthcare Co Inc
(d)
74,808 1,608
Addus HomeCare Corp
(d)
14,716 1,720
Astrana Health Inc
(d)
34,782 1,086
BrightSpring Health Services Inc
(d)
89,619 2,962
Concentra Group Holdings Parent Inc 96,559 1,924
CorVel Corp
(d)
25,355 1,875
Fortrea Holdings Inc
(d)
73,555 769
National HealthCare Corp 10,048 1,200
Pediatrix Medical Group Inc
(d)
69,171 1,174
Privia Health Group Inc
(d)
93,456 2,271
RadNet Inc
(d)
56,076 4,261
Select Medical Holdings Corp 89,392 1,236
US Physical Therapy Inc 12,317 1,063
$ 23,149
Home Builders - 2 .20%
Cavco Industries Inc
(d)
6,417 3,400
Century Communities Inc 20,916 1,242
Champion Homes Inc
(d)
45,782 3,124
Dream Finders Homes Inc
(d)
23,352 462
Green Brick Partners Inc
(d)
24,702 1,599
Installed Building Products Inc 18,486 4,589
LCI Industries 19,642 2,033
LGI Homes Inc
(d)
16,435 671
M/I Homes Inc
(d)
21,381 2,677
Meritage Homes Corp 57,641 3,894
Tri Pointe Homes Inc
(d)
70,887 2,258
Winnebago Industries Inc 22,707 856
$ 26,805
Home Furnishings - 0 .33%
Ethan Allen Interiors Inc 18,745 453
Leggett & Platt Inc 109,646 1,024
MillerKnoll Inc 54,928 858
Sonos Inc
(d)
97,922 1,682
$ 4,017
Housewares - 0 .10%
Newell Brands Inc 339,508 1,154
Insurance - 2 .96%
AMERISAFE Inc 15,373 616
Assured Guaranty Ltd 36,240 2,920
Employers Holdings Inc 19,046 726
Genworth Financial Inc
(d)
332,487 2,806
Goosehead Insurance Inc 20,534 1,410
HCI Group Inc 8,703 1,776
Horace Mann Educators Corp 32,966 1,474
Jackson Financial Inc 56,427 5,688
Lincoln National Corp 136,682 5,741
Mercury General Corp 21,536 1,665
NMI Holdings Inc
(d)
62,841 2,289
Palomar Holdings Inc
(d)
21,699 2,474
ProAssurance Corp
(d)
41,648 998
Safety Insurance Group Inc 12,063 829
SiriusPoint Ltd
(d)
84,180 1,532
Stewart Information Services Corp 22,680 1,548

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Trupanion Inc
(d)
27,166 $ 1,086
United Fire Group Inc 17,758 537
$ 36,115
Internet - 1 .92%
Angi Inc
(d)
29,813 396
Cargurus Inc
(d)
68,892 2,420
Cars.com Inc
(d)
46,291 497
Cogent Communications Holdings Inc 38,498 1,588
ePlus Inc 21,357 1,562
Etsy Inc
(d)
80,286 4,978
HealthStream Inc 19,209 473
IAC Inc
(d)
54,821 1,766
Liquidity Services Inc
(d)
19,229 460
Q2 Holdings Inc
(d)
50,580 3,124
QuinStreet Inc
(d)
46,135 682
Shutterstock Inc 19,539 489
Sprinklr Inc
(d)
98,347 759
TripAdvisor Inc
(d)
94,078 1,511
Yelp Inc
(d)
48,529 1,601
Ziff Davis Inc
(d)
33,215 1,126
$ 23,432
Investment Companies - 1 .01%
Cleanspark Inc
(d)
227,701 4,053
HA Sustainable Infrastructure Capital Inc 100,373 2,781
MARA Holdings Inc
(d)
300,102 5,483
$ 12,317
Leisure Products & Services - 0 .28%
Acushnet Holdings Corp 22,331 1,727
Sabre Corp
(d)
319,591 654
Topgolf Callaway Brands Corp
(d)
113,199 1,065
$ 3,446
Machinery - Construction & Mining - 0 .07%
Astec Industries Inc 18,530 862
Machinery - Diversified - 2 .38%
Alamo Group Inc 8,734 1,561
Albany International Corp 23,896 1,352
Cactus Inc 55,552 2,454
CSW Industrials Inc 13,613 3,409
DXP Enterprises Inc/TX
(d)
10,300 1,232
Gates Industrial Corp PLC
(d)
208,663 4,607
Ichor Holdings Ltd
(d)
27,807 631
Kadant Inc 9,543 2,640
Lindsay Corp 8,802 979
Mueller Water Products Inc - Class A 126,611 3,249
Tennant Co 14,960 1,197
Zurn Elkay Water Solutions Corp 120,800 5,691
$ 29,002
Media - 0 .32%
Cable One Inc 3,741 556
Scholastic Corp 18,285 524
TEGNA Inc 130,324 2,563
Thryv Holdings Inc
(d)
33,455 258
$ 3,901
Metal Fabrication & Hardware - 0 .49%
Metallus Inc
(d)
29,137 512
Proto Labs Inc
(d)
19,339 962
Standex International Corp 9,779 2,281
Worthington Enterprises Inc 25,426 1,426
Worthington Steel Inc 26,374 844
$ 6,025
Mining - 0 .77%
Century Aluminum Co
(d)
43,098 1,277
Hecla Mining Co 535,642 6,894
Kaiser Aluminum Corp 12,982 1,175
$ 9,346
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .73%
Enpro Inc 17,059 $ 3,958
Federal Signal Corp 49,250 5,813
Hillenbrand Inc 57,096 1,804
JBT Marel Corp 42,102 5,309
Materion Corp 16,794 1,925
Sturm Ruger & Co Inc 13,091 555
Trinity Industries Inc 65,484 1,793
$ 21,157
Office & Business Equipment - 0 .10%
Pitney Bowes Inc 128,279 1,267
Office Furnishings - 0 .22%
HNI Corp 37,133 1,520
Interface Inc 47,277 1,177
$ 2,697
Oil & Gas - 1 .89%
California Resources Corp 58,974 2,782
Comstock Resources Inc
(d)
64,100 1,202
Crescent Energy Co 150,569 1,269
CVR Energy Inc 24,430 870
Helmerich & Payne Inc 80,555 2,115
Magnolia Oil & Gas Corp 150,101 3,371
Noble Corp PLC 101,642 2,983
Northern Oil & Gas Inc 78,677 1,741
Par Pacific Holdings Inc
(d)
41,164 1,646
Patterson-UTI Energy Inc 283,938 1,780
SM Energy Co 93,123 1,945
Talos Energy Inc
(d)
104,700 1,027
Vital Energy Inc
(d)
23,576 371
$ 23,102
Oil & Gas Services - 1 .39%
Archrock Inc 142,430 3,599
Atlas Energy Solutions Inc
(e)
62,146 769
Bristow Group Inc
(d)
20,305 826
Core Laboratories Inc 37,987 606
DNOW Inc
(d)
86,766 1,276
Helix Energy Solutions Group Inc
(d)
110,736 744
Innovex International Inc
(d)
31,200 626
Kodiak Gas Services Inc 53,313 1,966
Liberty Energy Inc 131,198 2,376
Oceaneering International Inc
(d)
81,176 1,891
RPC Inc 72,047 375
Tidewater Inc
(d)
37,286 1,886
$ 16,940
Packaging & Containers - 0 .44%
O-I Glass Inc
(d)
124,812 1,409
Sealed Air Corp 119,159 3,993
$ 5,402
Pharmaceuticals - 2 .13%
AdaptHealth Corp
(d)
86,852 781
Alkermes PLC
(d)
133,726 4,105
Amphastar Pharmaceuticals Inc
(d)
29,001 740
Catalyst Pharmaceuticals Inc
(d)
93,197 1,982
Collegium Pharmaceutical Inc
(d)
25,517 919
Corcept Therapeutics Inc
(d)
75,970 5,581
Harmony Biosciences Holdings Inc
(d)
32,156 919
Organon & Co 210,595 1,422
Pacira BioSciences Inc
(d)
36,398 778
Phibro Animal Health Corp 16,498 694
Premier Inc 66,704 1,876
Protagonist Therapeutics Inc
(d)
47,371 3,724
Supernus Pharmaceuticals Inc
(d)
45,423 2,504
$ 26,025
Pipelines - 0 .11%
Kinetik Holdings Inc
(e)
35,355 1,362
Real Estate - 0 .56%
Cushman & Wakefield PLC
(d)
187,557 2,944
eXp World Holdings Inc 72,599 743
Kennedy-Wilson Holdings Inc 97,189 735

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Marcus & Millichap Inc 19,579 $ 572
St Joe Co/The 32,366 1,838
$ 6,832
REITs - 7 .21%
Acadia Realty Trust 106,132 2,024
Adamas Trust Inc 68,040 454
Alexander & Baldwin Inc 58,935 941
American Assets Trust Inc 38,256 731
Apollo Commercial Real Estate Finance Inc 105,801 1,036
Apple Hospitality REIT Inc 178,543 1,998
Arbor Realty Trust Inc 155,780 1,572
Armada Hoffler Properties Inc 64,934 425
ARMOUR Residential REIT Inc 91,186 1,479
Blackstone Mortgage Trust Inc 129,181 2,387
Brandywine Realty Trust 140,709 483
CareTrust REIT Inc 178,460 6,184
Centerspace 13,573 804
Curbline Properties Corp 78,412 1,808
DiamondRock Hospitality Co 166,030 1,298
Douglas Emmett Inc 135,645 1,755
Easterly Government Properties Inc 34,866 754
Ellington Financial Inc 80,922 1,078
Elme Communities 71,417 1,175
Essential Properties Realty Trust Inc 160,510 4,796
Four Corners Property Trust Inc 84,624 2,001
Franklin BSP Realty Trust Inc 66,649 676
Getty Realty Corp 42,176 1,157
Global Net Lease Inc 160,978 1,227
Highwoods Properties Inc 87,548 2,506
Innovative Industrial Properties Inc 22,700 1,138
JBG SMITH Properties 50,000 974
KKR Real Estate Finance Trust Inc 44,158 359
LTC Properties Inc 37,207 1,305
LXP Industrial Trust 239,612 2,274
Macerich Co/The 204,750 3,511
Medical Properties Trust Inc 399,294 2,064
Millrose Properties Inc 97,424 3,138
NexPoint Residential Trust Inc 17,969 551
Outfront Media Inc 117,854 2,085
Pebblebrook Hotel Trust 96,054 1,005
PennyMac Mortgage Investment Trust 70,490 849
Phillips Edison & Co Inc 101,746 3,443
Ready Capital Corp 125,130 367
Redwood Trust Inc 104,681 556
Ryman Hospitality Properties Inc 51,036 4,436
Safehold Inc 37,202 537
Saul Centers Inc 10,065 298
SITE Centers Corp 42,482 311
SL Green Realty Corp 57,534 2,954
Summit Hotel Properties Inc 85,774 441
Sunstone Hotel Investors Inc 153,890 1,362
Tanger Inc 91,681 2,985
Terreno Realty Corp 83,683 4,781
Two Harbors Investment Corp 84,355 820
Universal Health Realty Income Trust 10,339 395
Urban Edge Properties 101,900 1,960
Veris Residential Inc 65,790 945
Whitestone REIT 36,368 456
Xenia Hotels & Resorts Inc 77,589 954
$ 88,003
Retail - 5 .15%
Academy Sports & Outdoors Inc 53,850 2,579
Advance Auto Parts Inc 48,592 2,290
American Eagle Outfitters Inc 130,535 2,181
Asbury Automotive Group Inc
(d)
15,929 3,737
BJ's Restaurants Inc
(d)
17,920 609
Bloomin' Brands Inc 62,019 424
Boot Barn Holdings Inc
(d)
24,755 4,695
Brinker International Inc
(d)
36,012 3,913
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Buckle Inc/The 24,398 $ 1,337
Caleres Inc 27,378 302
CarMax Inc
(d)
121,067 5,074
Cheesecake Factory Inc/The 37,122 1,849
Cracker Barrel Old Country Store Inc 18,037 608
Dave & Buster's Entertainment Inc
(d)
21,845 321
Freshpet Inc
(d)
39,515 1,944
Group 1 Automotive Inc 10,274 4,084
Guess? Inc 24,860 422
Kohl's Corp 90,763 1,477
La-Z-Boy Inc 33,347 1,057
MarineMax Inc
(d)
15,300 379
National Vision Holdings Inc
(d)
64,155 1,652
Papa John's International Inc 26,536 1,348
Patrick Industries Inc 26,962 2,814
PC Connection Inc 9,254 564
PriceSmart Inc 20,407 2,346
Sally Beauty Holdings Inc
(d)
80,155 1,211
Shake Shack Inc
(d)
32,607 3,147
Shoe Carnival Inc 14,392 264
Signet Jewelers Ltd 33,338 3,295
Sonic Automotive Inc 12,004 763
Urban Outfitters Inc
(d)
43,570 2,815
Victoria's Secret & Co
(d)
64,687 2,280
Wendy's Co/The 128,129 1,094
$ 62,875
Savings & Loans - 1 .24%
Axos Financial Inc
(d)
45,665 3,561
Banc of California Inc 106,199 1,802
Beacon Financial Corp 67,345 1,639
Capitol Federal Financial Inc 98,990 598
Northwest Bancshares Inc 118,444 1,387
Provident Financial Services Inc 105,816 1,935
WaFd Inc 63,827 1,853
WSFS Financial Corp 45,338 2,362
$ 15,137
Semiconductors - 3 .19%
ACM Research Inc
(d)
42,634 1,768
Alpha & Omega Semiconductor Ltd
(d)
20,008 561
Axcelis Technologies Inc
(d)
25,453 2,025
CEVA Inc
(d)
19,345 526
Cohu Inc
(d)
37,815 900
Diodes Inc
(d)
37,622 2,007
FormFactor Inc
(d)
62,468 3,433
Impinj Inc
(d)
20,974 4,240
Kulicke & Soffa Industries Inc 42,243 1,687
MaxLinear Inc
(d)
66,307 1,005
Penguin Solutions Inc
(d)
38,628 860
Photronics Inc
(d)
48,727 1,165
Qorvo Inc
(d)
68,305 6,483
Semtech Corp
(d)
70,181 4,762
SiTime Corp
(d)
17,697 5,126
Ultra Clean Holdings Inc
(d)
36,731 1,007
Veeco Instruments Inc
(d)
48,735 1,401
$ 38,956
Software - 2 .98%
ACI Worldwide Inc
(d)
83,594 3,982
Adeia Inc 88,597 1,510
Agilysys Inc
(d)
20,556 2,579
BlackLine Inc
(d)
42,111 2,411
Box Inc
(d)
117,310 3,764
Clear Secure Inc 70,275 2,141
CSG Systems International Inc 22,206 1,738
Digi International Inc
(d)
30,071 1,103
DigitalOcean Holdings Inc
(d)
55,309 2,249
Donnelley Financial Solutions Inc
(d)
22,272 1,023
DoubleVerify Holdings Inc
(d)
110,018 1,252
LiveRamp Holdings Inc
(d)
53,144 1,453
N-able Inc/US
(d)
60,624 475

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
PDF Solutions Inc
(d)
25,912 $ 755
Progress Software Corp
(d)
34,919 1,489
Schrodinger Inc/United States
(d)
45,417 955
SPS Commerce Inc
(d)
30,712 2,526
Teradata Corp
(d)
76,552 1,596
Waystar Holding Corp
(d)
93,158 3,340
$ 36,341
Telecommunications - 2 .82%
A10 Networks Inc 58,449 1,043
Calix Inc
(d)
48,139 3,293
Extreme Networks Inc
(d)
106,981 2,035
Gogo Inc
(d)
60,461 550
Harmonic Inc
(d)
92,154 986
InterDigital Inc 20,905 7,567
Lumen Technologies Inc
(d)
764,766 7,862
Shenandoah Telecommunications Co 36,911 455
Telephone and Data Systems Inc 79,615 3,090
Viasat Inc
(d)
108,763 4,331
Viavi Solutions Inc
(d)
180,847 3,201
$ 34,413
Textiles - 0 .15%
UniFirst Corp/MA 12,147 1,875
Transportation - 1 .24%
ArcBest Corp 18,409 1,368
Dorian LPG Ltd 29,710 857
Forward Air Corp
(d)
17,708 333
Heartland Express Inc 36,995 289
Hub Group Inc 49,126 1,809
International Seaways Inc 32,791 1,680
Marten Transport Ltd 46,886 481
Matson Inc 25,754 2,600
RXO Inc
(d)
132,841 2,355
Schneider National Inc 40,345 862
Werner Enterprises Inc 48,466 1,270
World Kinect Corp 44,995 1,163
$ 15,067
Trucking & Leasing - 0 .09%
Greenbrier Cos Inc/The 25,017 1,045
Water - 0 .53%
American States Water Co 31,194 2,224
California Water Service Group 48,265 2,142
H2O America 26,583 1,230
Middlesex Water Co 14,593 839
$ 6,435
TOTAL COMMON STOCKS $ 1,179,893
Total Investments $ 1,222,622
Other Assets and Liabilities -  (0.20)% (2,392)
TOTAL NET ASSETS - 100.00% $ 1,220,230
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,115 or
0.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,128 or 0.34% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 22,194 $ 558,180 $ 539,627 $ 40,747
$ 22,194 $ 558,180 $ 539,627 $ 40,747
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 1,067 $ — $ — $ —
$ 1,067 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2025 Long 318 $ 39,589 $ 369
Total $ 369
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 7 .56 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .70%
iShares Russell 2000 Value ETF
(a)
167,069 $ 29,593
Money Market Funds - 4 .86%
BlackRock Liquidity FedFund - Institutional Class
3.96%
(b),(c)
996,211 996
Principal Government Money Market Fund - Class
R-6 3.93%
(b),(c),(d)
52,210,934 52,211
$ 53,207
TOTAL INVESTMENT COMPANIES $ 82,800
COMMON STOCKS - 94 .00 % Shares Held Value (000's)
Advertising - 0 .26%
Advantage Solutions Inc
(e)
5,662 $ 7
Boston Omaha Corp
(e)
1,151 15
National CineMedia Inc 359,049 1,587
Nexxen International Ltd
(a),(e)
2,169 18
Stagwell Inc
(e)
262,700 1,248
TechTarget Inc
(e)
1,480 8
$ 2,883
Aerospace & Defense - 1 .18%
AAR Corp
(e)
1,426 120
AerSale Corp
(e)
1,830 14
AIRO Group Holdings Inc
(e)
129 2
Astronics Corp
(e)
148 7
Ducommun Inc
(e)
729 67
Hexcel Corp 169,400 12,095
Intuitive Machines Inc
(e)
5,496 65
Mercury Systems Inc
(e)
2,141 166
National Presto Industries Inc 3,795 406
Voyager Technologies Inc
(e)
223 7
$ 12,949
Agriculture - 0 .03%
Alico Inc 304 11
Andersons Inc/The 1,732 80
Dole PLC 3,777 48
Fresh Del Monte Produce Inc 1,765 62
Limoneira Co 894 13
Tejon Ranch Co
(e)
1,131 18
Turning Point Brands Inc 111 10
Universal Corp/VA 1,299 66
$ 308
Airlines - 0 .09%
Allegiant Travel Co
(e)
618 39
flyExclusive Inc
(e)
271 1
Frontier Group Holdings Inc
(e)
1,650 6
JetBlue Airways Corp
(e)
17,694 74
SkyWest Inc
(e)
2,162 217
Sun Country Airlines Holdings Inc
(e)
52,125 640
$ 977
Apparel - 1 .81%
Capri Holdings Ltd
(e)
6,204 129
Carter's Inc 31,493 989
Columbia Sportswear Co 19,200 953
Gildan Activewear Inc
(a)
127,390 7,425
Kontoor Brands Inc 552 45
Lakeland Industries Inc
(a)
550 9
Oxford Industries Inc 37,892 1,396
PVH Corp 92,660 7,258
Rocky Brands Inc 402 11
Steven Madden Ltd 47,343 1,606
Superior Group of Cos Inc 725 7
Torrid Holdings Inc
(a),(e)
1,735 2
Weyco Group Inc 351 10
$ 19,840
Automobile Manufacturers - 0 .22%
Blue Bird Corp
(e)
22,800 1,139
Faraday Future Intelligent Electric Inc
(a),(e)
5,500 8
Hyliion Holdings Corp
(e)
6,657 16
REV Group Inc 7,900 405
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Wabash National Corp 102,239 $ 819
$ 2,387
Automobile Parts & Equipment - 1 .21%
Adient PLC
(e)
82,758 1,919
American Axle & Manufacturing Holdings Inc
(e)
6,054 38
Cooper-Standard Holdings Inc
(e)
920 28
Dana Inc 7,070 144
Douglas Dynamics Inc 33,435 1,011
Fox Factory Holding Corp
(e)
1,679 37
Garrett Motion Inc 7,180 122
Gentex Corp 69,800 1,637
Gentherm Inc
(e)
1,623 60
Goodyear Tire & Rubber Co/The
(e)
149,474 1,030
Holley Inc
(e)
3,387 10
indie Semiconductor Inc
(a),(e)
6,389 34
Lear Corp 18,100 1,894
Luminar Technologies Inc
(a),(e)
1,858 2
Methode Electronics Inc 196,663 1,324
Microvast Holdings Inc
(a),(e)
4,067 22
Miller Industries Inc/TN 21,659 869
Motorcar Parts of America Inc
(e)
713 12
Phinia Inc 21,130 1,096
Solid Power Inc
(e)
7,455 47
Standard Motor Products Inc 1,116 41
Strattec Security Corp
(e)
221 14
Titan International Inc
(e)
2,764 21
Visteon Corp 17,138 1,836
$ 13,248
Banks - 11 .92%
1st Source Corp 23,581 1,402
ACNB Corp 547 25
Alerus Financial Corp 1,240 26
Amalgamated Financial Corp 1,224 33
Amerant Bancorp Inc 73,562 1,234
Ameris Bancorp 3,554 255
Ames National Corp 506 11
Arrow Financial Corp 19,243 536
Associated Banc-Corp 43,663 1,081
Atlantic Union Bankshares Corp 7,644 249
BancFirst Corp 99 11
Bank First Corp 406 50
Bank of Hawaii Corp 477 31
Bank of Marin Bancorp 44,799 1,153
Bank of NT Butterfield & Son Ltd/The 2,223 103
Bank7 Corp 11,734 487
BankUnited Inc 49,568 1,987
Bankwell Financial Group Inc 319 14
Banner Corp 1,819 110
Bar Harbor Bankshares 813 24
BayCom Corp 16,561 451
BCB Bancorp Inc 833 7
Blue Foundry Bancorp
(e)
1,071 9
Blue Ridge Bankshares Inc
(e)
3,623 16
Bridgewater Bancshares Inc
(e)
23,392 385
Burke & Herbert Financial Services Corp 16,257 957
Business First Bancshares Inc 1,512 37
Byline Bancorp Inc 1,671 45
C&F Financial Corp 174 12
Cadence Bank 10,020 378
California BanCorp
(e)
1,026 19
Camden National Corp 28,195 1,076
Capital Bancorp Inc 16,554 460
Capital City Bank Group Inc 725 28
Carter Bankshares Inc
(e)
29,733 508
Cathay General Bancorp 33,229 1,511
CB Financial Services Inc
(a)
244 8
Central Pacific Financial Corp 48,204 1,374
Chain Bridge Bancorp Inc
(e)
128 4
Chemung Financial Corp 237 12

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
ChoiceOne Financial Services Inc 767 $ 22
Citizens & Northern Corp 852 16
Citizens Financial Services Inc 224 12
City Holding Co 284 33
Civista Bancshares Inc 21,642 466
CNB Financial Corp/PA 21,312 524
CoastalSouth Bancshares Inc
(e)
219 5
Colony Bankcorp Inc 29,695 474
Columbia Banking System Inc 69,516 1,863
Community Financial System Inc 2,204 122
Community Trust Bancorp Inc 17,895 916
Community West Bancshares 781 17
ConnectOne Bancorp Inc 83,199 2,002
Cullen/Frost Bankers Inc 90,485 11,142
Customers Bancorp Inc
(e)
1,463 98
CVB Financial Corp 7,052 130
Dime Community Bancshares Inc 59,576 1,564
Eagle Bancorp Inc 91,175 1,527
Eagle Financial Services Inc 262 9
Eastern Bankshares Inc 10,513 184
ECB Bancorp Inc/MD
(e)
457 7
Enterprise Financial Services Corp 25,766 1,349
Equity Bancshares Inc 761 31
Farmers & Merchants Bancorp Inc/Archbold OH 722 17
Farmers National Banc Corp 36,730 477
FB Bancorp Inc
(a),(e)
1,015 12
FB Financial Corp 2,215 120
Fidelity D&D Bancorp Inc 255 11
Financial Institutions Inc 56,088 1,594
Finwise Bancorp
(e)
194 4
First Bancorp Inc/The 578 14
First BanCorp/Puerto Rico 3,955 77
First Bancorp/Southern Pines NC 2,149 104
First Bank/Hamilton NJ 1,183 18
First Busey Corp 86,393 1,932
First Business Financial Services Inc 402 20
First Commonwealth Financial Corp 5,562 85
First Community Bankshares Inc 846 27
First Community Corp/SC 339 9
First Financial Bancorp 5,080 119
First Financial Corp 17,457 931
First Foundation Inc
(e)
241,975 1,316
First Hawaiian Inc 75,707 1,857
First Internet Bancorp 25,284 449
First Interstate BancSystem Inc 51,603 1,613
First Merchants Corp 50,963 1,808
First Mid Bancshares Inc 26,059 931
First National Corp/VA 419 9
First United Corp 343 12
Firstsun Capital Bancorp
(e)
27,675 942
Five Star Bancorp 13,705 486
Flagstar Bank NA 167,382 1,912
FNB Corp/PA 32,900 517
Franklin Financial Services Corp 239 11
Fulton Financial Corp 9,756 169
FVCBankcorp Inc 878 11
German American Bancorp Inc 1,920 74
Glacier Bancorp Inc 5,533 226
Great Southern Bancorp Inc 17,424 970
Hancock Whitney Corp 4,607 263
Hanmi Financial Corp 65,251 1,722
Hanover Bancorp Inc
(a)
231 5
HarborOne Bancorp Inc
(a)
1,975 24
Hawthorn Bancshares Inc 331 10
HBT Financial Inc 652 16
Heritage Commerce Corp 157,196 1,634
Heritage Financial Corp/WA 44,650 991
Hilltop Holdings Inc 57,861 1,869
Home BancShares Inc/AR 10,110 270
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Hope Bancorp Inc 174,609 $ 1,832
Horizon Bancorp Inc/IN 89,001 1,389
Huntington Bancshares Inc/OH 100,659 1,554
Independent Bank Corp 22,643 1,523
Independent Bank Corp/MI 1,060 32
International Bancshares Corp 2,619 174
Investar Holding Corp 521 12
John Marshall Bancorp Inc 678 13
Kearny Financial Corp/MD 171,921 1,099
Lakeland Financial Corp 582 33
Landmark Bancorp Inc/Manhattan KS 273 7
LCNB Corp 766 12
LINKBANCORP Inc 1,135 8
Live Oak Bancshares Inc 51,570 1,606
MainStreet Bancshares Inc 401 7
Mechanics Bancorp
(e)
33,745 452
Mercantile Bank Corp 31,346 1,375
Merchants Bancorp/IN 55,802 1,741
Meridian Corp 424 6
Metrocity Bankshares Inc 447 11
Metropolitan Bank Holding Corp 368 24
Mid Penn Bancorp Inc 17,504 498
Middlefield Banc Corp 416 14
Midland States Bancorp Inc 53,248 780
MidWestOne Financial Group Inc 899 33
MVB Financial Corp 619 16
National Bank Holdings Corp 2,008 72
National Bankshares Inc 355 10
NB Bancorp Inc
(a)
107,987 1,951
NBT Bancorp Inc 2,549 103
NewtekOne Inc 1,410 15
Nicolet Bankshares Inc 516 61
Northeast Bank 19,583 1,689
Northeast Community Bancorp Inc 663 13
Northpointe Bancshares Inc 601 10
Northrim BanCorp Inc 595 13
Norwood Financial Corp 490 13
Oak Valley Bancorp 389 11
OFG Bancorp 2,369 92
Ohio Valley Banc Corp 228 8
Old National Bancorp/IN 16,581 339
Old Second Bancorp Inc 2,662 48
OP Bancorp 645 9
Orange County Bancorp Inc 472 12
Origin Bancorp Inc 39,849 1,381
Orrstown Financial Services Inc 982 33
Park National Corp 795 121
Parke Bancorp Inc 565 12
PCB Bancorp 538 11
Peapack-Gladstone Financial Corp 37,924 960
Peoples Bancorp Inc/OH 1,853 53
Peoples Bancorp of North Carolina Inc 253 7
Peoples Financial Services Corp 447 20
Pioneer Bancorp Inc/NY
(e)
676 9
Plumas Bancorp
(a)
331 14
Ponce Financial Group Inc
(e)
1,119 16
Preferred Bank/Los Angeles CA 21,021 1,897
Primis Financial Corp 1,266 14
Princeton Bancorp Inc 276 9
Prosperity Bancshares Inc 179,415 11,809
Provident Bancorp Inc
(e)
859 11
QCR Holdings Inc 21,272 1,582
RBB Bancorp 28,353 528
Red River Bancshares Inc 269 18
Renasant Corp 5,050 170
Republic Bancorp Inc/KY 441 29
Rhinebeck Bancorp Inc
(e)
332 3
Richmond Mutual BanCorp Inc
(a)
493 7
S&T Bancorp Inc 2,035 75

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SB Financial Group Inc 357 $ 7
Seacoast Banking Corp of Florida 4,553 138
Shore Bancshares Inc 61,774 965
Sierra Bancorp 16,676 480
Simmons First National Corp 103,367 1,797
SmartFinancial Inc 635 22
South Plains Financial Inc 661 24
Southern First Bancshares Inc
(e)
428 19
Southside Bancshares Inc 1,540 43
SR Bancorp Inc 436 6
Stellar Bancorp Inc 2,509 74
Stock Yards Bancorp Inc 92 6
Synovus Financial Corp 9,300 415
Texas Capital Bancshares Inc
(e)
2,098 176
Third Coast Bancshares Inc
(e)
662 24
Tompkins Financial Corp 19,256 1,222
Towne Bank/Portsmouth VA 29,192 949
TriCo Bancshares 43,933 1,943
Triumph Financial Inc
(e)
649 35
TrustCo Bank Corp NY 38,496 1,452
Trustmark Corp 3,028 113
UMB Financial Corp 3,569 381
Union Bankshares Inc/Morrisville VT 46 1
United Bankshares Inc/WV 7,586 271
United Community Banks Inc/GA 35,035 1,023
United Security Bancshares/Fresno CA 831 8
Unity Bancorp Inc 221 10
Univest Financial Corp 50,219 1,474
Valley National Bancorp 154,003 1,674
Virginia National Bankshares Corp 271 11
Walker & Dunlop Inc 1,760 141
Washington Trust Bancorp Inc 51,665 1,407
WesBanco Inc 4,796 144
West BanCorp Inc 691 15
Westamerica BanCorp 1,307 62
Western New England Bancorp Inc 1,032 12
Zions Bancorp NA 233,440 12,165
$ 130,538
Beverages - 0 .94%
Coca-Cola Consolidated Inc 78,490 10,234
MGP Ingredients Inc 802 19
$ 10,253
Biotechnology - 0 .54%
4D Molecular Therapeutics Inc
(e)
2,128 24
Aardvark Therapeutics Inc
(e)
223 2
Abeona Therapeutics Inc
(e)
183 1
Absci Corp
(a),(e)
1,652 7
Aldeyra Therapeutics Inc
(e)
740 4
Allogene Therapeutics Inc
(e)
8,622 11
Alpha Teknova Inc
(a),(e)
129 1
Alumis Inc
(a),(e)
3,002 14
ANI Pharmaceuticals Inc
(e)
10,100 915
Annexon Inc
(e)
5,446 17
Arbutus Biopharma Corp
(e)
494 2
Arcturus Therapeutics Holdings Inc
(e)
925 9
Arcus Biosciences Inc
(e)
977 19
Astria Therapeutics Inc
(e)
1,959 25
Atea Pharmaceuticals Inc
(e)
4,359 14
Atlantic International Corp
(e)
375 1
Aura Biosciences Inc
(e)
1,786 11
Avidity Biosciences Inc
(e)
433 30
Bicara Therapeutics Inc
(a),(e)
1,715 28
BioAge Labs Inc
(e)
1,425 11
Cardiff Oncology Inc
(a),(e)
2,283 5
Cartesian Therapeutics Inc
(a),(e)
554 5
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
12,004 2
Celcuity Inc
(e)
90 7
Celldex Therapeutics Inc
(e)
3,493 93
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cogent Biosciences Inc
(e)
431 $ 7
Compass Therapeutics Inc
(e)
2,793 10
CRISPR Therapeutics AG
(a),(e)
4,444 284
Cullinan Therapeutics Inc
(e)
2,714 24
Cytek Biosciences Inc
(e)
6,178 24
Cytokinetics Inc
(e)
5,559 354
Day One Biopharmaceuticals Inc
(e)
3,734 28
Denali Therapeutics Inc
(e)
6,645 108
Design Therapeutics Inc
(e)
1,435 10
Dianthus Therapeutics Inc
(e)
811 28
Dyne Therapeutics Inc
(e)
3,943 89
Editas Medicine Inc
(e)
4,532 14
Eledon Pharmaceuticals Inc
(e)
2,997 13
Emergent BioSolutions Inc
(e)
2,899 36
Entrada Therapeutics Inc
(e)
1,600 11
Erasca Inc
(e)
9,290 22
Esperion Therapeutics Inc
(a),(e)
7,466 22
EyePoint Pharmaceuticals Inc
(e)
3,107 41
Fate Therapeutics Inc
(e)
6,534 9
Forafric Global PLC
(e)
51 —
Halozyme Therapeutics Inc
(e)
21,500 1,402
Humacyte Inc
(a),(e)
5,461 9
Ideaya Biosciences Inc
(e)
4,301 137
ImmunityBio Inc
(a),(e)
2,294 6
Inhibrx Biosciences Inc
(a),(e)
498 41
Innoviva Inc
(e)
461 8
Intellia Therapeutics Inc
(a),(e)
5,288 67
Iovance Biotherapeutics Inc
(e)
14,139 28
Jade Biosciences Inc 1,845 18
Janux Therapeutics Inc
(e)
1,410 40
Keros Therapeutics Inc
(e)
1,765 27
Kodiak Sciences Inc
(e)
1,714 31
Korro Bio Inc
(e)
356 15
Kura Oncology Inc
(e)
4,317 44
Larimar Therapeutics Inc
(e)
2,525 10
Lexeo Therapeutics Inc
(a),(e)
1,349 14
Ligand Pharmaceuticals Inc
(e)
905 173
Maravai LifeSciences Holdings Inc
(e)
6,181 19
Maze Therapeutics Inc
(e)
991 33
MBX Biosciences Inc
(a),(e)
872 19
MeiraGTx Holdings plc
(e)
686 6
Metsera Inc
(e)
1,258 79
Mind Medicine MindMed Inc
(e)
2,757 39
Monte Rosa Therapeutics Inc
(e)
2,460 32
Myriad Genetics Inc
(e)
4,835 39
NeoGenomics Inc
(e)
6,167 60
Nkarta Inc
(e)
2,419 5
Novavax Inc
(a),(e)
1,422 12
Nurix Therapeutics Inc
(e)
4,058 53
Nuvation Bio Inc
(e)
12,337 64
Olema Pharmaceuticals Inc
(e)
3,148 28
Omeros Corp
(a),(e)
393 3
Oruka Therapeutics Inc
(e)
1,437 40
Palvella Therapeutics Inc
(e)
34 3
Perspective Therapeutics Inc
(e)
3,581 10
Phathom Pharmaceuticals Inc
(a),(e)
1,680 23
Praxis Precision Medicines Inc
(e)
1,019 203
Precigen Inc
(e)
524 2
Prime Medicine Inc
(a),(e)
4,244 21
Protara Therapeutics Inc
(a),(e)
1,940 10
Prothena Corp PLC
(e)
1,922 21
PTC Therapeutics Inc
(e)
771 53
Puma Biotechnology Inc
(e)
2,413 12
Rapport Therapeutics Inc
(e)
964 28
REGENXBIO Inc
(e)
2,509 32
Relay Therapeutics Inc
(e)
7,004 50
Replimune Group Inc
(e)
3,652 36
Rezolute Inc
(e)
675 6
Rocket Pharmaceuticals Inc
(e)
3,858 15

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Sana Biotechnology Inc
(a),(e)
6,329 $ 31
Scholar Rock Holding Corp
(e)
353 10
Septerna Inc
(a),(e)
1,101 23
Solid Biosciences Inc
(e)
3,166 17
Syndax Pharmaceuticals Inc
(e)
343 5
Tango Therapeutics Inc
(a),(e)
3,808 31
Tectonic Therapeutic Inc
(a),(e)
547 10
Terns Pharmaceuticals Inc
(e)
3,827 32
Tevogen Bio Holdings Inc
(e)
1,741 1
Theravance Biopharma Inc
(e)
422 6
Third Harmonic Bio Inc
(e),(f)
1,482 —
Travere Therapeutics Inc
(e)
335 12
TriSalus Life Sciences Inc
(e)
895 4
Tvardi Therapeutics Inc
(a),(e)
250 1
Tyra Biosciences Inc
(e)
1,354 21
Upstream Bio Inc
(a),(e)
1,718 44
UroGen Pharma Ltd
(e)
392 8
Verastem Inc
(e)
1,134 11
Vir Biotechnology Inc
(e)
4,700 28
Viridian Therapeutics Inc
(e)
783 19
WaVe Life Sciences Ltd
(e)
771 7
Xencor Inc
(e)
3,784 56
XOMA Royalty Corp
(e)
166 5
Zenas Biopharma Inc
(a),(e)
890 28
$ 5,928
Building Materials - 2 .26%
AirJoule Technologies Corp
(a),(e)
1,435 8
American Woodmark Corp
(e)
24,155 1,539
Apogee Enterprises Inc 36,405 1,333
Armstrong World Industries Inc 4,300 819
Aspen Aerogels Inc
(a),(e)
3,619 30
Boise Cascade Co 2,015 142
Carlisle Cos Inc 22,405 7,283
Eagle Materials Inc 46,620 9,898
Fortune Brands Innovations Inc 36,600 1,859
Gibraltar Industries Inc
(e)
1,591 99
JELD-WEN Holding Inc
(e)
4,697 20
LSI Industries Inc 377 9
Masterbrand Inc
(e)
6,772 86
NWPX Infrastructure Inc
(e)
517 31
UFP Industries Inc 17,937 1,652
$ 24,808
Chemicals - 3 .23%
AdvanSix Inc 21,302 396
American Vanguard Corp
(e)
84,062 376
Avient Corp 4,928 158
Axalta Coating Systems Ltd
(e)
65,800 1,873
Cabot Corp 6,537 441
Calumet Inc
(e)
3,227 63
Codexis Inc
(e)
961 2
Ecovyst Inc
(e)
236,680 1,938
Element Solutions Inc 586,710 15,677
Hawkins Inc 47,110 6,683
HB Fuller Co 33,858 1,943
Huntsman Corp 162,500 1,346
Ingevity Corp
(e)
16,300 876
Innospec Inc 19,520 1,436
Intrepid Potash Inc
(e)
578 15
Koppers Holdings Inc 1,054 30
Kronos Worldwide Inc 1,311 6
Mativ Holdings Inc 2,853 30
Minerals Technologies Inc 1,677 95
Oil-Dri Corp of America 124 7
Olin Corp 74,500 1,542
Orion SA 3,197 17
Perimeter Solutions Inc
(e)
7,476 176
Quaker Chemical Corp 750 104
Rayonier Advanced Materials Inc
(e)
3,393 24
Rogers Corp
(e)
997 87
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Stepan Co 1,158 $ 50
Trinseo PLC 2,181 3
Tronox Holdings PLC 6,223 22
Valhi Inc 206 3
$ 35,419
Coal - 0 .06%
Alpha Metallurgical Resources Inc
(e)
440 76
Core Natural Resources Inc 1,819 144
Hallador Energy Co
(e)
142 3
NACCO Industries Inc 227 10
Peabody Energy Corp 6,559 180
SunCoke Energy Inc 4,511 36
Warrior Met Coal Inc 2,800 190
$ 639
Commercial Services - 4 .89%
ABM Industries Inc 32,394 1,393
Acacia Research Corp
(e)
2,056 7
AirSculpt Technologies Inc
(a),(e)
263 3
Alight Inc 22,864 66
Alta Equipment Group Inc 1,011 6
American Public Education Inc
(e)
83 3
AMN Healthcare Services Inc
(e)
2,045 40
BrightView Holdings Inc 3,813 47
Brink's Co/The 15,800 1,756
Cass Information Systems Inc 11,236 444
Cimpress PLC
(e)
633 44
CompoSecure Inc
(e)
278 6
CoreCivic Inc
(e)
4,879 90
Cross Country Healthcare Inc
(e)
1,776 22
Custom Truck One Source Inc
(e)
3,237 19
Deluxe Corp 2,327 42
Distribution Solutions Group Inc
(a),(e)
71 2
Emerald Holding Inc 113,900 500
Ennis Inc 25,640 420
Euronet Worldwide Inc
(e)
21,800 1,654
European Wax Center Inc
(e)
107 —
First Advantage Corp
(e)
1,414 18
Flywire Corp
(e)
675 9
Forrester Research Inc
(e)
54,201 387
Franklin Covey Co
(e)
21,846 371
Graham Holdings Co 171 173
Green Dot Corp
(e)
2,830 33
GXO Logistics Inc
(e)
89,505 5,031
Hackett Group Inc/The 169 3
Healthcare Services Group Inc
(e)
100,983 1,805
Heidrick & Struggles International Inc 1,081 63
Herc Holdings Inc 77,405 10,995
HireQuest Inc
(a)
366 3
ICF International Inc 974 78
Information Services Group Inc 1,358 7
Insperity Inc 19,100 843
John Wiley & Sons Inc 154 6
Kelly Services Inc 1,685 19
Kforce Inc 65,424 1,655
Korn Ferry 14,005 906
Laureate Education Inc
(e)
42,932 1,246
Lifecore Biomedical Inc
(e)
566 4
ManpowerGroup Inc 35,900 1,101
MarketWise Inc
(a)
108 2
Marqeta Inc
(e)
11,023 50
Matthews International Corp 1,584 37
Medifast Inc
(a),(e)
647 8
Mercurity Fintech Holding Inc
(a),(e)
1,609 17
Mister Car Wash Inc
(e)
681 4
Monro Inc 1,623 24
National Research Corp 51,600 689
NPK International Inc
(e)
4,174 51
Paysafe Ltd
(e)
1,850 20
Perdoceo Education Corp 3,293 105

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PROG Holdings Inc 2,099 $ 61
Quad/Graphics Inc 518 3
Repay Holdings Corp
(e)
4,181 18
Resources Connection Inc 130,591 575
Robert Half Inc 55,900 1,464
Sezzle Inc
(e)
75 5
Strategic Education Inc 1,243 94
Target Hospitality Corp
(e)
1,726 13
TIC Solutions Inc
(a),(e)
6,960 84
Transcat Inc
(e)
244 18
TriNet Group Inc 90,175 5,410
TrueBlue Inc
(e)
207,834 985
Upbound Group Inc 1,833 36
USCB Financial Holdings Inc 419 7
Valvoline Inc
(e)
322,800 10,656
Vestis Corp 6,034 32
WEX Inc
(e)
12,100 1,765
Willdan Group Inc
(e)
251 24
$ 53,577
Computers - 0 .73%
3D Systems Corp
(a),(e)
7,458 21
Amentum Holdings Inc
(e)
42,200 946
ASGN Inc
(e)
40,998 1,835
Conduent Inc
(e)
8,350 20
Corsair Gaming Inc
(e)
2,530 21
Crane NXT Co 29,100 1,841
Cricut Inc 2,619 14
CSP Inc 80 1
Diebold Nixdorf Inc
(e)
98 6
Grid Dynamics Holdings Inc
(e)
750 7
Insight Enterprises Inc
(e)
1,012 101
Integral Ad Science Holding Corp
(e)
3,497 36
Maximus Inc 18,000 1,496
Mitek Systems Inc
(e)
2,032 19
NCR Voyix Corp
(e)
7,414 85
NetScout Systems Inc
(e)
3,733 104
OneSpan Inc 1,682 19
PAR Technology Corp
(e)
877 31
Rimini Street Inc
(e)
2,301 9
Science Applications International Corp 13,900 1,302
Telos Corp
(e)
2,891 20
TTEC Holdings Inc
(e)
1,381 5
Unisys Corp
(e)
992 3
V2X Inc
(e)
938 53
Vuzix Corp
(a),(e)
299 1
$ 7,996
Consumer Products - 0 .37%
ACCO Brands Corp 4,905 18
Acme United Corp
(a)
200 8
Central Garden & Pet Co
(a),(e)
29,284 898
Central Garden & Pet Co - A Shares
(e)
2,671 74
Helen of Troy Ltd
(e)
58,786 1,095
Quanex Building Products Corp 2,466 35
Reynolds Consumer Products Inc 76,100 1,860
Spectrum Brands Holdings Inc 1,260 68
$ 4,056
Cosmetics & Personal Care - 0 .10%
Beauty Health Co/The
(e)
1,205 2
Edgewell Personal Care Co 47,529 922
Honest Co Inc/The
(a),(e)
2,652 9
Olaplex Holdings Inc
(e)
7,990 8
Prestige Consumer Healthcare Inc
(e)
2,161 131
Waldencast plc
(e)
2,711 5
$ 1,077
Distribution & Wholesale - 2 .29%
A-Mark Precious Metals Inc 1,044 28
EVI Industries Inc 304 8
G-III Apparel Group Ltd
(e)
35,783 961
Global Industrial Co 33,161 942
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Hudson Technologies Inc
(e)
2,149 $ 19
MRC Global Inc
(e)
4,529 63
OPENLANE Inc
(e)
5,702 151
Resideo Technologies Inc
(e)
39,998 1,712
Rush Enterprises Inc - Class A 149,771 7,401
Rush Enterprises Inc - Class B
(a)
212 11
ScanSource Inc
(e)
36,044 1,547
Titan Machinery Inc
(e)
90,153 1,478
VSE Corp 163 29
WESCO International Inc 41,185 10,689
$ 25,039
Diversified Financial Services - 3 .22%
AlTi Global Inc
(e)
2,557 10
Artisan Partners Asset Management Inc 342,489 14,953
Atlanticus Holdings Corp
(e)
285 16
Bakkt Holdings Inc/US
(e)
494 14
Better Home & Finance Holding Co
(a),(e)
290 21
Bread Financial Holdings Inc 32,917 2,062
Brookfield Business Corp 778 28
Burford Capital Ltd 3,896 39
Cohen & Steers Inc 148 10
Columbia Financial Inc
(e)
1,387 20
Consumer Portfolio Services Inc
(e)
596 5
Diamond Hill Investment Group Inc 10,701 1,374
Enact Holdings Inc 54,555 1,949
Encore Capital Group Inc
(e)
1,213 50
Federal Agricultural Mortgage Corp 47 7
Federated Hermes Inc 38,900 1,886
Finance Of America Cos Inc
(e)
253 6
First Western Financial Inc
(e)
20,306 469
Forge Global Holdings Inc
(a),(e)
572 13
GBank Financial Holdings Inc
(e)
457 17
GCM Grosvenor Inc 313 4
International Money Express Inc
(e)
70,600 1,051
Invesco Ltd 38,700 917
Janus Henderson Group PLC 18,800 819
Jefferson Capital Inc 449 8
LendingClub Corp
(e)
6,034 105
LendingTree Inc
(e)
46 3
loanDepot Inc
(e)
4,713 14
Marex Group PLC 915 28
Medallion Financial Corp 977 10
Navient Corp 150,798 1,844
Nelnet Inc 692 89
Onity Group Inc
(e)
378 14
Oportun Financial Corp
(e)
2,103 11
Pagseguro Digital Ltd 3,662 35
PennyMac Financial Services Inc 1,570 198
PRA Group Inc
(e)
2,114 29
Radian Group Inc 61,888 2,101
Regional Management Corp 451 18
Resolute Holdings Management Inc
(a),(e)
149 11
Security National Financial Corp
(a),(e)
929 7
Siebert Financial Corp
(a),(e)
878 2
Silvercrest Asset Management Group Inc 472 7
SLM Corp 69,100 1,855
SWK Holdings Corp 223 4
Velocity Financial Inc
(e)
571 11
Virtus Investment Partners Inc 10,835 1,764
Voya Financial Inc 18,400 1,370
Vroom Inc
(a),(e)
83 2
Westwood Holdings Group Inc 447 7
World Acceptance Corp
(e)
148 19
$ 35,306
Electric - 1 .14%
ALLETE Inc 3,143 212
Ameresco Inc
(e)
1,696 67
Avista Corp 53,868 2,049
Black Hills Corp 36,550 2,319

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Genie Energy Ltd 1,090 $ 16
Hawaiian Electric Industries Inc
(e)
9,313 108
MGE Energy Inc 948 79
Northwestern Energy Group Inc 34,395 2,053
Oklo Inc
(e)
4,473 594
Ormat Technologies Inc 3,270 348
Otter Tail Corp 12,625 975
Portland General Electric Co 50,442 2,304
TXNM Energy Inc 5,216 296
Unitil Corp 22,046 1,074
$ 12,494
Electrical Components & Equipment - 0 .16%
AZZ Inc 5,500 549
Energizer Holdings Inc 38,644 898
EnerSys 1,949 246
Insteel Industries Inc 453 14
nLight Inc
(e)
2,396 79
$ 1,786
Electronics - 4 .15%
Allient Inc 704 39
Applied Optoelectronics Inc
(a),(e)
579 21
Arrow Electronics Inc
(e)
12,500 1,394
Atkore Inc 22,433 1,553
Atmus Filtration Technologies Inc 39,738 1,808
Avnet Inc 37,000 1,793
Bel Fuse Inc - A Shares 92 13
Bel Fuse Inc - B Shares 557 86
Benchmark Electronics Inc 1,893 83
Coherent Corp
(e)
128,590 16,969
CTS Corp 1,331 55
Ingram Micro Holding Corp
(a)
50,500 1,159
Itron Inc
(e)
1,256 126
Kimball Electronics Inc
(e)
45,736 1,330
Knowles Corp
(e)
4,252 100
MicroVision Inc
(a),(e)
5,513 6
Neonode Inc
(a),(e)
109 —
Plexus Corp
(e)
7,402 1,035
Sanmina Corp
(e)
94,655 12,972
Sensata Technologies Holding PLC 55,600 1,770
Standard BioTools Inc
(e)
16,069 19
TTM Technologies Inc
(e)
5,410 364
Turtle Beach Corp
(e)
330 6
Vishay Intertechnology Inc 86,843 1,475
Vontier Corp 33,700 1,297
$ 45,473
Energy - Alternate Sources - 0 .85%
Array Technologies Inc
(e)
6,336 55
Fluence Energy Inc
(a),(e)
820 17
FutureFuel Corp 1,513 6
Gevo Inc
(a),(e)
12,145 28
Green Plains Inc
(e)
3,478 36
Montauk Renewables Inc
(e)
3,182 6
NEXTracker Inc
(e)
66,876 6,770
OPAL Fuels Inc
(e)
526 1
Plug Power Inc
(e)
58,577 158
REX American Resources Corp
(e)
57,605 1,845
Shoals Technologies Group Inc
(e)
7,536 79
SunPower Inc
(a),(e)
2,958 5
Sunrun Inc
(e)
11,204 233
T1 Energy Inc
(e)
5,974 22
XCF Global Inc
(e)
1,506 1
$ 9,262
Engineering & Construction - 0 .33%
908 Devices Inc
(e)
439 4
Arcosa Inc 1,866 190
Bowman Consulting Group Ltd
(e)
60 3
Concrete Pumping Holdings Inc 1,126 7
Fluor Corp
(e)
44,629 2,176
Granite Construction Inc 322 33
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp
(e)
3,525 $ 40
Latham Group Inc
(e)
371 3
Mistras Group Inc
(e)
989 10
Orion Group Holdings Inc
(e)
1,748 19
Primoris Services Corp 194 28
Southland Holdings Inc
(e)
757 3
Tutor Perini Corp
(e)
16,333 1,100
Uniti Group Inc
(e)
7,524 43
$ 3,659
Entertainment - 1 .52%
Accel Entertainment Inc
(e)
135,900 1,385
AMC Entertainment Holdings Inc
(e)
23,082 60
Brightstar Lottery PLC 113,319 1,888
Churchill Downs Inc 43,120 4,277
Golden Entertainment Inc 1,046 21
Lionsgate Studios Corp
(e)
10,962 70
Marriott Vacations Worldwide Corp 27,640 1,824
Monarch Casino & Resort Inc 5,700 513
Pursuit Attractions and Hospitality Inc
(e)
1,057 37
RCI Hospitality Holdings Inc 188 5
Red Rock Resorts Inc 90,333 4,816
Reservoir Media Inc
(e)
1,005 8
Six Flags Entertainment Corp
(e)
994 23
Starz Entertainment Corp
(e)
691 7
United Parks & Resorts Inc
(e)
35,013 1,695
Webtoon Entertainment Inc
(a),(e)
965 17
$ 16,646
Environmental Control - 1 .00%
Arq Inc
(e)
1,699 11
Clean Harbors Inc
(e)
51,580 10,858
Enviri Corp
(e)
4,032 49
Montrose Environmental Group Inc
(e)
1,681 44
Perma-Fix Environmental Services Inc
(e)
785 11
Pure Cycle Corp
(e)
1,127 12
$ 10,985
Food - 0 .19%
B&G Foods Inc
(a)
4,364 18
Beyond Meat Inc
(e)
3,833 6
Calavo Growers Inc 95 2
Grocery Outlet Holding Corp
(e)
5,078 69
Hain Celestial Group Inc/The
(e)
5,439 6
HF Foods Group Inc
(e)
2,572 6
Ingles Markets Inc 785 54
John B Sanfilippo & Son Inc 24,130 1,515
Mission Produce Inc
(e)
2,248 26
Nathan's Famous Inc 20 2
Seneca Foods Corp - Class A
(e)
257 28
Simply Good Foods Co/The
(e)
1,784 35
TreeHouse Foods Inc
(e)
2,653 48
United Natural Foods Inc
(e)
3,195 120
Utz Brands Inc 3,838 41
Village Super Market Inc 521 16
Weis Markets Inc 887 56
$ 2,048
Forest Products & Paper - 0 .09%
Magnera Corp
(e)
1,895 17
Sylvamo Corp 22,727 923
$ 940
Gas - 2 .76%
Brookfield Infrastructure Corp
(a)
6,455 292
Chesapeake Utilities Corp 813 104
MDU Resources Group Inc 81,400 1,561
New Jersey Resources Corp 45,593 2,020
Northwest Natural Holding Co 249,302 11,350
ONE Gas Inc 15,395 1,234
RGC Resources Inc 445 9
Southwest Gas Holdings Inc 3,468 276
Spire Inc 155,092 13,401
$ 30,247

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .93%
Kennametal Inc 22,850 $ 502
Lincoln Electric Holdings Inc 41,265 9,675
Luxfer Holdings PLC 1,510 18
$ 10,195
Healthcare - Products - 1 .84%
10X Genomics Inc
(e)
4,214 57
Accuray Inc
(e)
651 1
AngioDynamics Inc
(e)
1,713 21
Artivion Inc
(e)
406 18
Avanos Medical Inc
(e)
2,443 27
Azenta Inc
(e)
2,179 66
Beta Bionics Inc
(e)
267 7
Bruker Corp 293,755 11,439
CapsoVision Inc
(e)
257 1
Castle Biosciences Inc
(e)
1,506 38
CONMED Corp 1,647 72
Embecta Corp 2,770 37
Enovis Corp
(e)
3,058 96
Envista Holdings Corp
(e)
46,300 942
GRAIL Inc
(a),(e)
1,668 153
ICU Medical Inc
(e)
322 39
Inmode Ltd
(e)
119,000 1,758
Inogen Inc
(e)
1,353 11
Integra LifeSciences Holdings Corp
(e)
3,552 43
Kestra Medical Technologies Ltd
(a),(e)
92 3
Lantheus Holdings Inc
(e)
34,700 2,002
LivaNova PLC
(e)
36,857 1,940
Lucid Diagnostics Inc
(e)
2,882 4
MaxCyte Inc
(e)
6,075 9
Merit Medical Systems Inc
(e)
230 20
Neogen Corp
(e)
11,703 72
OmniAb Inc
(e)
476 —
OmniAb Inc
(e)
4,307 7
OmniAb Inc
(e)
476 —
Omnicell Inc
(e)
2,489 84
OraSure Technologies Inc
(e)
4,276 12
Orthofix Medical Inc
(e)
2,035 31
OrthoPediatrics Corp
(e)
690 12
Outset Medical Inc
(a),(e)
572 8
Pacific Biosciences of California Inc
(e)
14,966 35
Quanterix Corp
(e)
2,118 11
Quantum-Si Inc
(a),(e)
8,933 19
QuidelOrtho Corp
(e)
2,047 55
Semler Scientific Inc
(e)
572 15
Shoulder Innovations Inc
(e)
96 1
STAAR Surgical Co
(e)
401 10
Stereotaxis Inc
(e)
231 1
Tactile Systems Technology Inc
(e)
1,238 19
Utah Medical Products Inc 16,326 948
Varex Imaging Corp
(e)
2,124 25
$ 20,169
Healthcare - Services - 1 .35%
Acadia Healthcare Co Inc
(e)
75,800 1,630
Addus HomeCare Corp
(e)
501 59
Ardent Health Inc
(e)
73,055 1,064
Astrana Health Inc
(e)
58,200 1,816
Aveanna Healthcare Holdings Inc
(e)
712 7
Brookdale Senior Living Inc
(e)
1,409 13
Community Health Systems Inc
(e)
2,531 10
Concentra Group Holdings Parent Inc 64,752 1,290
DocGo Inc
(e)
5,474 6
Enhabit Inc
(e)
2,693 22
Fortrea Holdings Inc
(e)
4,856 51
Fulgent Genetics Inc
(e)
1,124 25
Ginkgo Bioworks Holdings Inc
(e)
1,953 25
Innovage Holding Corp
(e)
747 3
LifeStance Health Group Inc
(e)
3,350 16
Molina Healthcare Inc
(e)
46,500 7,117
Nano-X Imaging Ltd
(a),(e)
2,785 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
National HealthCare Corp 681 $ 81
OPKO Health Inc
(e)
21,977 30
PACS Group Inc
(e)
195 2
Pediatrix Medical Group Inc
(e)
4,536 77
Personalis Inc
(e)
2,666 26
RadNet Inc
(e)
688 52
SBC Medical Group Holdings Inc
(a),(e)
420 1
Select Medical Holdings Corp 79,523 1,100
Sonida Senior Living Inc
(a),(e)
115 3
Strata Critical Medical Inc
(e)
3,489 18
Surgery Partners Inc
(a),(e)
4,136 91
Teladoc Health Inc
(e)
7,582 65
US Physical Therapy Inc 314 27
$ 14,737
Home Builders - 2 .11%
Beazer Homes USA Inc
(e)
1,465 33
Century Communities Inc 8,470 503
Dream Finders Homes Inc
(e)
1,196 24
Forestar Group Inc
(e)
1,064 28
Green Brick Partners Inc
(e)
8,092 523
Hovnanian Enterprises Inc
(e)
248 30
Installed Building Products Inc 17,665 4,385
KB Home 11,994 748
LCI Industries 1,171 121
LGI Homes Inc
(e)
1,097 45
M/I Homes Inc
(e)
5,399 676
Meritage Homes Corp 81,278 5,491
Taylor Morrison Home Corp
(e)
90,658 5,373
Thor Industries Inc 17,400 1,816
Tri Pointe Homes Inc
(e)
47,704 1,519
Winnebago Industries Inc 46,736 1,763
$ 23,078
Home Furnishings - 0 .19%
Daktronics Inc
(e)
1,665 31
Ethan Allen Interiors Inc 1,226 29
Flexsteel Industries Inc 198 7
Hamilton Beach Brands Holding Co 432 6
Leggett & Platt Inc 110,717 1,034
Lovesac Co/The
(e)
341 5
MillerKnoll Inc 57,798 903
Sleep Number Corp
(a),(e)
1,086 6
Sonos Inc
(e)
584 10
Traeger Inc
(e)
1,978 2
Xperi Inc
(e)
2,540 17
$ 2,050
Insurance - 4 .24%
Abacus Global Management Inc
(e)
1,683 8
Ambac Financial Group Inc
(e)
2,419 20
American Coastal Insurance Corp 693 8
American Integrity Insurance Group Inc
(e)
284 7
AMERISAFE Inc 493 20
Aspen Insurance Holdings Ltd
(a),(e)
36,428 1,339
Assured Guaranty Ltd 12,700 1,023
Ategrity Specialty Holdings LLC
(e)
263 5
Citizens Inc/TX
(e)
2,572 14
CNO Financial Group Inc 54,794 2,192
Donegal Group Inc 891 17
eHealth Inc
(e)
1,729 9
Employers Holdings Inc 21,684 827
Essent Group Ltd 35,461 2,148
F&G Annuities & Life Inc 47,466 1,408
Fidelis Insurance Holdings Ltd 3,083 55
Genworth Financial Inc
(e)
22,051 186
GoHealth Inc
(e)
415 2
Goosehead Insurance Inc 283 19
Greenlight Capital Re Ltd
(e)
1,421 17
Hamilton Insurance Group Ltd
(e)
2,421 57
Hanover Insurance Group Inc/The 73,800 12,611
Heritage Insurance Holdings Inc
(e)
307 7

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hippo Holdings Inc
(e)
470 $ 17
Horace Mann Educators Corp 24,591 1,099
Investors Title Co 65 17
Jackson Financial Inc 3,841 387
James River Group Holdings Ltd 2,097 11
Kemper Corp 38,400 1,728
Kestrel Group Ltd
(e)
74 2
Kingstone Cos Inc 41 1
Lincoln National Corp 34,500 1,449
MBIA Inc
(e)
2,455 17
Mercury General Corp 1,434 111
MGIC Investment Corp 37,200 1,020
NI Holdings Inc
(e)
411 5
NMI Holdings Inc
(e)
54,781 1,996
ProAssurance Corp
(e)
2,694 65
Safety Insurance Group Inc 791 54
Selective Insurance Group Inc 166,340 12,532
Selectquote Inc
(e)
2,339 5
SiriusPoint Ltd
(e)
4,917 90
Slide Insurance Holdings Inc
(e)
946 15
Stewart Information Services Corp 20,940 1,430
Tiptree Inc 955 17
United Fire Group Inc 20,077 607
Universal Insurance Holdings Inc 1,084 33
White Mountains Insurance Group Ltd 940 1,790
$ 46,497
Internet - 0 .20%
1-800-Flowers.com Inc
(a),(e)
1,317 5
Angi Inc
(e)
2,140 28
BARK Inc
(e)
1,524 1
Bed Bath & Beyond Inc
(e)
2,963 23
Bumble Inc
(e)
3,648 20
Cars.com Inc
(e)
3,074 33
Entravision Communications Corp 3,034 6
ePlus Inc 22,661 1,658
Eventbrite Inc
(e)
4,544 11
Gaia Inc
(e)
1,050 5
Getty Images Holdings Inc
(a),(e)
5,913 11
HealthStream Inc 807 20
Lands' End Inc
(a),(e)
706 11
LifeMD Inc
(e)
716 4
Newsmax Inc
(a),(e)
661 7
Nextdoor Holdings Inc
(e)
11,159 22
Open Lending Corp
(e)
5,830 11
RealReal Inc/The
(e)
3,856 47
Rumble Inc
(a),(e)
4,346 30
Serve Robotics Inc
(e)
277 4
Shutterstock Inc 1,334 33
Stitch Fix Inc
(e)
5,222 22
Triller Group Inc
(e)
7,462 4
TripAdvisor Inc
(e)
3,195 51
TrueCar Inc
(e)
4,730 11
Tucows Inc
(e)
343 7
Vivid Seats Inc
(a),(e)
100 1
Ziff Davis Inc
(e)
2,230 76
$ 2,162
Investment Companies - 0 .17%
Bit Digital Inc
(e)
17,043 62
Cannae Holdings Inc 3,046 54
Cipher Mining Inc
(e)
14,182 264
Cleanspark Inc
(e)
14,846 264
Compass Diversified Holdings 3,556 23
Core Scientific Inc
(e)
2,581 56
HA Sustainable Infrastructure Capital Inc 6,442 179
Hut 8 Corp
(e)
5,048 256
MARA Holdings Inc
(a),(e)
19,918 364
Riot Platforms Inc
(e)
18,685 370
Terawulf Inc
(a),(e)
844 13
$ 1,905
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .82%
Commercial Metals Co 151,299 $ 8,981
Friedman Industries Inc 405 9
$ 8,990
Leisure Products & Services - 0 .59%
American Outdoor Brands Inc
(e)
738 5
Brunswick Corp/DE 27,400 1,811
Clarus Corp 1,679 6
Escalade Inc 607 7
Global Business Travel Group I
(a),(e)
637 5
Harley-Davidson Inc 67,600 1,824
Johnson Outdoors Inc 303 12
Malibu Boats Inc
(e)
1,009 28
Marine Products Corp 335 3
MasterCraft Boat Holdings Inc
(e)
884 18
Peloton Interactive Inc
(e)
13,089 95
Polaris Inc 25,669 1,696
Sabre Corp
(e)
13,953 29
Topgolf Callaway Brands Corp
(e)
7,033 66
YETI Holdings Inc
(e)
26,500 901
$ 6,506
Lodging - 0 .42%
Boyd Gaming Corp 12,600 981
Hilton Grand Vacations Inc
(e)
41,500 1,720
Marcus Corp/The 1,328 19
Travel + Leisure Co 30,200 1,896
$ 4,616
Machinery - Construction & Mining - 0 .02%
Astec Industries Inc 1,228 57
Hyster-Yale Inc 618 22
Manitowoc Co Inc/The
(e)
1,854 19
NANO Nuclear Energy Inc
(a),(e)
117 5
Net Power Inc
(a),(e)
1,823 7
Terex Corp 3,448 159
$ 269
Machinery - Diversified - 2 .02%
Aebi Schmidt Holding AG 1,907 21
Alamo Group Inc 384 69
Albany International Corp 16,494 933
Cactus Inc 26,000 1,148
Columbus McKinnon Corp/NY 131,113 2,128
CSW Industrials Inc 27,050 6,774
Eastman Kodak Co
(e)
3,487 22
Flowserve Corp 36,000 2,457
Gates Industrial Corp PLC
(e)
43,100 952
Gencor Industries Inc
(e)
621 8
Ichor Holdings Ltd
(e)
1,777 40
Palladyne AI Corp
(a),(e)
1,365 11
Power Solutions International Inc
(e)
31 3
Tennant Co 18,594 1,488
Thermon Group Holdings Inc
(e)
69,583 2,000
Watts Water Technologies Inc 15,045 4,101
$ 22,155
Media - 0 .13%
Altice USA Inc
(e)
11,624 26
AMC Networks Inc
(e)
1,837 14
Cable One Inc 275 41
CuriosityStream Inc 222 1
EW Scripps Co/The
(e)
3,776 9
Gannett Co Inc
(e)
1,044 6
Gray Media Inc 4,659 21
iHeartMedia Inc
(e)
6,746 20
Liberty Latin America Ltd - Class A
(e)
1,568 12
Liberty Latin America Ltd - Class C
(e)
6,764 53
Scholastic Corp 1,122 32
Sinclair Inc 2,025 28
Sphere Entertainment Co
(e)
1,481 101
TEGNA Inc 50,963 1,003
Value Line Inc 23 1

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
WideOpenWest Inc
(e)
2,877 $ 15
$ 1,383
Metal Fabrication & Hardware - 2 .29%
Ascent Industries Co
(e)
404 5
Eastern Co/The 345 7
Helios Technologies Inc 1,764 98
Hillman Solutions Corp
(e)
10,581 98
Janus International Group Inc
(e)
206,444 1,982
L B Foster Co
(e)
14,451 396
Mayville Engineering Co Inc
(e)
732 13
Metallus Inc
(e)
1,922 34
Mueller Industries Inc 84,215 8,916
Olympic Steel Inc 531 20
Park-Ohio Holdings Corp 547 11
Proto Labs Inc
(e)
1,258 63
Ryerson Holding Corp 1,433 32
Standex International Corp 119 28
Timken Co/The 23,200 1,821
Tredegar Corp
(e)
1,519 10
Valmont Industries Inc 27,705 11,454
Worthington Enterprises Inc 1,129 63
Worthington Steel Inc 1,736 55
$ 25,106
Mining - 0 .41%
American Battery Technology Co
(a),(e)
2,383 12
Caledonia Mining Corp PLC 892 25
Centrus Energy Corp
(e)
188 69
Coeur Mining Inc
(e)
17,198 295
Compass Minerals International Inc
(e)
442 8
Constellium SE
(e)
72,613 1,142
Critical Metals Corp
(a),(e)
1,085 14
Encore Energy Corp
(a),(e)
9,642 30
Energy Fuels Inc/Canada
(a),(e)
8,407 172
Ferroglobe PLC 6,253 30
Hecla Mining Co 24,529 316
Ivanhoe Electric Inc / US
(e)
751 11
Kaiser Aluminum Corp 23,136 2,095
Novagold Resources Inc
(e)
1,259 10
SSR Mining Inc
(e)
10,930 247
$ 4,476
Miscellaneous Manufacturers - 1 .14%
Core Molding Technologies Inc
(e)
483 9
Enpro Inc 989 229
Hillenbrand Inc 61,856 1,955
JBT Marel Corp 68,678 8,660
LSB Industries Inc
(e)
2,885 24
Materion Corp 896 103
Myers Industries Inc 80,738 1,399
NL Industries Inc 618 4
Outdoor Holding Co
(e)
4,656 7
Park Aerospace Corp 495 9
Smith & Wesson Brands Inc 2,382 23
Sturm Ruger & Co Inc 556 24
Trinity Industries Inc 2,321 64
$ 12,510
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 5,820 58
Xerox Holdings Corp 6,473 21
$ 79
Office Furnishings - 0 .02%
CompX International Inc 43 1
HNI Corp 1,000 41
Interface Inc 2,736 68
Steelcase Inc 4,454 71
Virco Mfg. Corp 746 6
$ 187
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 6 .03%
Antero Resources Corp
(e)
260,645 $ 8,057
Baytex Energy Corp 793,571 1,920
Berry Corp 4,382 15
BKV Corp
(a),(e)
909 21
Borr Drilling Ltd
(e)
13,243 41
California Resources Corp 25,341 1,196
CNX Resources Corp
(e)
7,341 247
Comstock Resources Inc
(e)
1,170 22
Crescent Energy Co 226,747 1,912
CVR Energy Inc 57,900 2,061
Delek US Holdings Inc 56,200 2,122
Diversified Energy Co PLC 3,057 39
Empire Petroleum Corp
(a),(e)
192 1
Epsilon Energy Ltd 1,003 5
Evolution Petroleum Corp 335 1
Granite Ridge Resources Inc 3,075 16
Helmerich & Payne Inc 5,173 136
HighPeak Energy Inc
(a)
1,099 7
Infinity Natural Resources Inc
(e)
757 9
Kolibri Global Energy Inc
(e)
1,413 6
Kosmos Energy Ltd
(e)
1,181,579 1,855
Magnolia Oil & Gas Corp 7,996 180
Matador Resources Co 162,860 6,426
Murphy Oil Corp 376,848 10,665
Nabors Industries Ltd
(e)
800 39
NextNRG Inc
(e)
1,044 2
Noble Corp PLC 175,633 5,155
Northern Oil & Gas Inc
(a)
88,934 1,968
Par Pacific Holdings Inc
(e)
54,397 2,175
Patterson-UTI Energy Inc 18,909 119
PBF Energy Inc 67,932 2,321
Permian Resources Corp 568,320 7,138
Prairie Operating Co
(a),(e)
1,581 3
PrimeEnergy Resources Corp
(e)
13 2
Riley Exploration Permian Inc 589 15
SandRidge Energy Inc 1,955 23
Seadrill Ltd
(e)
2,128 67
SM Energy Co 88,332 1,845
Talos Energy Inc
(e)
191,440 1,878
Transocean Ltd
(e)
45,697 175
VAALCO Energy Inc
(a)
509,198 2,001
Valaris Ltd
(e)
22,385 1,256
Vital Energy Inc
(e)
116,523 1,831
Vitesse Energy Inc
(a)
1,571 34
W&T Offshore Inc 5,646 12
Weatherford International PLC 13,600 1,002
$ 66,021
Oil & Gas Services - 2 .35%
Archrock Inc 160,345 4,052
Atlas Energy Solutions Inc
(a)
1,178 14
Bristow Group Inc
(e)
1,508 61
Core Laboratories Inc 89,323 1,424
DMC Global Inc
(e)
787 6
DNOW Inc
(e)
5,547 81
Expro Group Holdings NV
(e)
148,739 2,020
Flotek Industries Inc
(e)
621 11
Flowco Holdings Inc 503 8
Forum Energy Technologies Inc
(e)
597 16
Helix Energy Solutions Group Inc
(e)
171,425 1,152
Innovex International Inc
(e)
78,677 1,579
Liberty Energy Inc 82,055 1,486
Mammoth Energy Services Inc
(e)
1,555 3
Matrix Service Co
(e)
1,169 17
National Energy Services Reunited Corp
(e)
90,365 1,141
Natural Gas Services Group Inc 425 12
NOV Inc 141,900 2,072
Oceaneering International Inc
(e)
586 14
Oil States International Inc
(e)
232,978 1,391
ProFrac Holding Corp
(a),(e)
237,840 1,301

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
ProPetro Holding Corp
(e)
223,207 $ 2,317
Ranger Energy Services Inc 1,079 15
RPC Inc 230,464 1,198
SEACOR Marine Holdings Inc
(e)
1,234 8
Select Water Solutions Inc 83,654 967
TETRA Technologies Inc
(e)
408,932 2,887
Tidewater Inc
(e)
10,611 537
$ 25,790
Packaging & Containers - 0 .23%
Ardagh Metal Packaging SA 5,887 21
Clearwater Paper Corp
(e)
903 16
Greif Inc - Class A 1,340 76
Greif Inc - Class B 265 16
O-I Glass Inc
(e)
6,181 70
Ranpak Holdings Corp
(e)
2,522 13
Sonoco Products Co 22,000 892
TriMas Corp 40,947 1,455
$ 2,559
Pharmaceuticals - 0 .51%
Aclaris Therapeutics Inc
(e)
4,653 12
AdaptHealth Corp
(e)
5,428 49
Agios Pharmaceuticals Inc
(e)
3,007 130
Akebia Therapeutics Inc
(e)
11,712 26
Alector Inc
(e)
3,818 6
Alkermes PLC
(e)
2,154 66
Amneal Pharmaceuticals Inc
(e)
1,090 12
Amphastar Pharmaceuticals Inc
(e)
60,749 1,549
Amylyx Pharmaceuticals Inc
(e)
890 12
Anika Therapeutics Inc
(e)
709 7
Aquestive Therapeutics Inc
(e)
3,203 22
Arvinas Inc
(e)
3,227 33
AstraZeneca PLC - Contingent Value Rights
(e),(f)
3,047 1
aTyr Pharma Inc
(a),(e)
620 —
Biote Corp
(e)
1,231 3
Candel Therapeutics Inc
(a),(e)
289 2
Cidara Therapeutics Inc
(e)
818 89
Coherus Oncology Inc
(a),(e)
4,074 7
Enanta Pharmaceuticals Inc
(e)
1,147 13
Fennec Pharmaceuticals Inc
(e)
1,031 8
Foghorn Therapeutics Inc
(e)
578 3
Fulcrum Therapeutics Inc
(e)
2,222 19
Herbalife Ltd
(e)
1,496 12
Heron Therapeutics Inc
(e)
7,725 9
Indivior PLC
(e)
973 29
Inhibikase Therapeutics Inc
(e)
3,541 5
Ironwood Pharmaceuticals Inc
(e)
1,349 3
Jazz Pharmaceuticals PLC
(e)
14,000 1,927
MediWound Ltd
(a),(e)
33 1
Nature's Sunshine Products Inc
(e)
776 10
Neurogene Inc
(e)
528 18
ORIC Pharmaceuticals Inc
(e)
2,185 29
Owens & Minor Inc
(e)
4,157 16
Pacira BioSciences Inc
(e)
2,211 47
Premier Inc 4,429 125
SIGA Technologies Inc 100,569 833
Spyre Therapeutics Inc
(e)
870 21
Supernus Pharmaceuticals Inc
(e)
2,653 146
Tonix Pharmaceuticals Holding Corp
(a),(e)
532 10
USANA Health Sciences Inc
(e)
591 12
Vanda Pharmaceuticals Inc
(e)
3,169 14
Vaxcyte Inc
(e)
6,132 278
Voyager Therapeutics Inc
(e)
2,649 12
$ 5,626
Pipelines - 0 .30%
Excelerate Energy Inc 49,286 1,277
Golar LNG Ltd 5,354 220
Kinetik Holdings Inc
(a)
638 24
New Fortress Energy Inc
(a),(e)
10,023 13
NextDecade Corp
(a),(e)
294,100 1,744
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Summit Midstream Corp
(e)
506 $ 11
$ 3,289
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 1,033 13
Real Estate - 1 .91%
American Realty Investors Inc
(e)
109 2
Anywhere Real Estate Inc
(e)
5,646 57
Cushman & Wakefield PLC
(e)
1,026,094 16,110
Douglas Elliman Inc
(e)
365,603 903
FRP Holdings Inc
(a),(e)
625 15
Kennedy-Wilson Holdings Inc 6,443 49
Legacy Housing Corp
(e)
23,923 537
Logistic Properties Of The Americas
(e)
269 1
Marcus & Millichap Inc 33,390 975
Maui Land & Pineapple Co Inc
(a),(e)
20 —
McGrath RentCorp 4,127 444
Mobile Infrastructure Corp
(a),(e)
1,055 4
Newmark Group Inc 8,306 148
RE/MAX Holdings Inc
(e)
1,042 8
RMR Group Inc/The 63,838 988
Seaport Entertainment Group Inc
(e)
425 10
Seritage Growth Properties
(e)
168,349 683
Stratus Properties Inc
(e)
401 7
Transcontinental Realty Investors Inc
(e)
114 5
$ 20,946
REITs - 2 .86%
Acadia Realty Trust 7,045 134
ACRES Commercial Realty Corp
(e)
306 6
Adamas Trust Inc 4,423 29
Advanced Flower Capital Inc 1,344 4
AG Mortgage Investment Trust Inc 1,498 11
Alexander & Baldwin Inc 3,911 62
Alpine Income Property Trust Inc 719 11
American Assets Trust Inc 73,148 1,398
American Healthcare REIT Inc 5,510 250
Angel Oak Mortgage REIT Inc 428 4
Apartment Investment and Management Co 3,164 17
Apollo Commercial Real Estate Finance Inc 96,959 949
Apple Hospitality REIT Inc 11,970 134
Arbor Realty Trust Inc 10,189 103
Ares Commercial Real Estate Corp 204,822 914
Armada Hoffler Properties Inc 4,150 27
ARMOUR Residential REIT Inc 5,923 96
Blackstone Mortgage Trust Inc 8,682 160
Braemar Hotels & Resorts Inc 3,540 9
Brandywine Realty Trust 252,218 865
BrightSpire Capital Inc 189,882 980
Broadstone Net Lease Inc 10,134 182
BRT Apartments Corp 617 9
CareTrust REIT Inc 10,310 357
CBL & Associates Properties Inc 267 8
Centerspace 885 52
Chatham Lodging Trust 2,651 17
Chimera Investment Corp 4,192 53
City Office REIT Inc 2,225 15
Claros Mortgage Trust Inc
(e)
287,795 921
Clipper Realty Inc 943 4
Community Healthcare Trust Inc 1,444 21
COPT Defense Properties 6,112 172
CTO Realty Growth Inc 1,593 27
Curbline Properties Corp 5,187 120
DiamondRock Hospitality Co 130,550 1,020
Diversified Healthcare Trust 11,733 50
Douglas Emmett Inc 141,575 1,832
Dynex Capital Inc 6,940 92
Easterly Government Properties Inc 2,202 48
Ellington Financial Inc 4,908 65
Elme Communities 4,679 77
Empire State Realty Trust Inc 127,742 944

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Essential Properties Realty Trust Inc 10,665 $ 319
Farmland Partners Inc 2,148 21
Four Corners Property Trust Inc 5,319 126
Franklin BSP Realty Trust Inc 4,348 44
Franklin Street Properties Corp 4,756 6
FrontView REIT Inc 1,096 15
Getty Realty Corp 2,845 78
Gladstone Commercial Corp 1,951 22
Gladstone Land Corp 1,939 18
Global Medical REIT Inc 43,045 1,322
Global Net Lease Inc 10,714 82
Granite Point Mortgage Trust Inc 156,715 420
Hudson Pacific Properties Inc
(e)
19,914 49
Independence Realty Trust Inc 12,598 201
Industrial Logistics Properties Trust 3,040 16
Innovative Industrial Properties Inc 1,473 74
InvenTrust Properties Corp 4,180 114
Invesco Mortgage Capital Inc 3,581 27
JBG SMITH Properties 3,307 64
Kite Realty Group Trust 11,857 262
KKR Real Estate Finance Trust Inc 3,083 25
Ladder Capital Corp 6,084 64
LTC Properties Inc 2,418 85
Lument Finance Trust Inc 3,178 5
LXP Industrial Trust 15,593 148
Macerich Co/The 13,588 233
MFA Financial Inc 5,481 49
Modiv Industrial Inc 562 8
National Health Investors Inc 1,909 142
NET Lease Office Properties 795 23
NETSTREIT Corp 3,798 71
NexPoint Diversified Real Estate Trust 2,048 6
Nexpoint Real Estate Finance Inc 459 6
NexPoint Residential Trust Inc 811 25
One Liberty Properties Inc 1,007 20
Orchid Island Capital Inc 6,835 49
Paramount Group Inc
(e)
9,976 65
Park Hotels & Resorts Inc 164,200 1,690
Peakstone Realty Trust 1,978 27
Pebblebrook Hotel Trust 173,547 1,816
PennyMac Mortgage Investment Trust 4,638 56
Phillips Edison & Co Inc 5,548 188
Piedmont Realty Trust Inc 6,622 53
Plymouth Industrial REIT Inc 2,157 47
Postal Realty Trust Inc 1,225 18
PotlatchDeltic Corp 3,965 159
Ready Capital Corp 8,765 26
Redwood Trust Inc 7,088 38
Rithm Property Trust Inc 2,235 6
RLJ Lodging Trust 7,848 53
Sabra Health Care REIT Inc 12,718 227
Safehold Inc 2,965 43
Saul Centers Inc 60 2
Service Properties Trust 8,667 18
Seven Hills Realty Trust 874 8
Sila Realty Trust Inc 2,971 70
SITE Centers Corp 2,716 20
SL Green Realty Corp 3,839 197
Smartstop Self Storage REIT Inc 1,664 57
STAG Industrial Inc 238,795 9,139
Strawberry Fields REIT Inc 134 2
Summit Hotel Properties Inc 5,738 29
Sunrise Realty Trust Inc 578 6
Sunstone Hotel Investors Inc 9,457 84
Tanger Inc 589 19
Terreno Realty Corp 5,476 313
TPG RE Finance Trust Inc 3,541 31
Two Harbors Investment Corp 2,776 27
Universal Health Realty Income Trust 113 4
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Urban Edge Properties 6,789 $ 131
Veris Residential Inc 4,230 61
Whitestone REIT 2,378 30
Xenia Hotels & Resorts Inc 4,479 55
$ 31,303
Retail - 3 .73%
Academy Sports & Outdoors Inc 12,863 616
Advance Auto Parts Inc 3,224 152
American Eagle Outfitters Inc 8,676 145
America's Car-Mart Inc/TX
(e)
426 9
Arko Corp 3,626 16
Asbury Automotive Group Inc
(e)
6,602 1,549
Barnes & Noble Education Inc
(e)
968 9
Bassett Furniture Industries Inc 490 7
Bath & Body Works Inc 295,215 7,227
Biglari Holdings Inc
(e)
38 14
BJ's Restaurants Inc
(e)
390 13
Bloomin' Brands Inc 147,576 1,008
BlueLinx Holdings Inc
(e)
427 28
Buckle Inc/The 126 7
Caleres Inc 1,845 20
Citi Trends Inc
(e)
287 10
Clean Energy Fuels Corp
(e)
9,329 27
Cracker Barrel Old Country Store Inc 846 28
Dave & Buster's Entertainment Inc
(e)
32,100 472
Denny's Corp
(e)
231,186 904
Designer Brands Inc
(a)
1,974 7
Dine Brands Global Inc
(a)
718 18
El Pollo Loco Holdings Inc
(e)
99,949 1,021
EVgo Inc
(a),(e)
5,940 24
FirstCash Holdings Inc 65,240 10,341
Genesco Inc
(e)
537 16
Group 1 Automotive Inc 3,367 1,338
Haverty Furniture Cos Inc 66,575 1,452
J Jill Inc
(a)
440 7
Jack in the Box Inc 217 3
Kohl's Corp 5,806 94
Krispy Kreme Inc
(a)
3,840 14
La-Z-Boy Inc 2,216 70
MarineMax Inc
(e)
43,356 1,074
Movado Group Inc 866 16
MSC Industrial Direct Co Inc 21,300 1,809
National Vision Holdings Inc
(e)
4,163 107
Nu Skin Enterprises Inc 2,579 28
ODP Corp/The
(e)
1,469 41
OneWater Marine Inc
(a),(e)
61,505 955
Papa John's International Inc 1,605 82
PC Connection Inc 8,029 489
Petco Health & Wellness Co Inc
(e)
4,117 13
PetMed Express Inc
(e)
119,863 308
Portillo's Inc
(e)
3,185 17
Sally Beauty Holdings Inc
(e)
5,404 82
Savers Value Village Inc
(a),(e)
146 1
Shoe Carnival Inc 1,018 19
Signet Jewelers Ltd 13,023 1,288
Sonic Automotive Inc 19,734 1,254
Tile Shop Holdings Inc
(e)
937 6
Urban Outfitters Inc
(e)
2,140 138
Victoria's Secret & Co
(e)
2,627 93
Warby Parker Inc
(e)
318,900 6,247
Winmark Corp 160 64
Zumiez Inc
(e)
770 17
$ 40,814
Savings & Loans - 1 .51%
Axos Financial Inc
(e)
2,535 198
Banc of California Inc 111,982 1,901
BankFinancial Corp 670 7
Beacon Financial Corp 77,391 1,884
BV Financial Inc
(e)
453 7

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Capitol Federal Financial Inc 280,455 $ 1,694
CF Bankshares Inc 246 6
Citizens Community Bancorp Inc/WI 576 9
Eagle Bancorp Montana Inc 445 7
Finward Bancorp 196 7
First Capital Inc 196 8
First Savings Financial Group Inc 316 9
Flushing Financial Corp 81,149 1,109
FS Bancorp Inc 350 14
Greene County Bancorp Inc 206 4
Hingham Institution For Savings The
(a)
6,016 1,771
Home Bancorp Inc 18,431 979
HomeTrust Bancshares Inc 841 33
Northfield Bancorp Inc 82,732 845
Northwest Bancshares Inc 7,746 91
OceanFirst Financial Corp 99,082 1,802
Provident Financial Services Inc 108,512 1,985
Riverview Bancorp Inc 1,163 6
Sound Financial Bancorp Inc
(a)
138 6
Southern Missouri Bancorp Inc 8,939 469
Timberland Bancorp Inc/WA 401 13
WaFd Inc 50,125 1,455
Waterstone Financial Inc 876 13
WSFS Financial Corp 2,991 156
$ 16,488
Semiconductors - 0 .90%
ACM Research Inc
(e)
2,689 112
Aehr Test Systems
(a),(e)
302 8
Aeluma Inc
(e)
520 9
Alpha & Omega Semiconductor Ltd
(e)
1,322 37
Ambiq Micro Inc
(a),(e)
106 3
Arteris Inc
(e)
1,466 20
Axcelis Technologies Inc
(e)
1,589 126
Blaize Holdings Inc
(a),(e)
1,570 6
CEVA Inc
(e)
189 5
Cirrus Logic Inc
(e)
44,365 5,885
Cohu Inc
(e)
2,410 57
Diodes Inc
(e)
18,310 977
FormFactor Inc
(e)
1,036 57
Kulicke & Soffa Industries Inc 1,126 45
MaxLinear Inc
(e)
3,767 57
Navitas Semiconductor Corp
(e)
5,978 81
Penguin Solutions Inc
(e)
2,752 61
Photronics Inc
(e)
83,810 2,003
Richardson Electronics Ltd/United States 689 7
Synaptics Inc
(e)
1,881 133
Ultra Clean Holdings Inc
(e)
2,213 61
Veeco Instruments Inc
(e)
3,047 88
Vishay Precision Group Inc
(e)
656 25
$ 9,863
Shipbuilding - 1 .43%
Huntington Ingalls Industries Inc 48,740 15,695
Software - 1 .23%
8x8 Inc
(e)
7,183 13
ACI Worldwide Inc
(e)
26,600 1,267
Adeia Inc 117,177 1,997
Airship AI Holdings Inc
(a),(e)
363 2
Arrive AI Inc
(e)
385 2
Asure Software Inc
(e)
1,385 12
Bandwidth Inc
(e)
1,188 19
BigBear.ai Holdings Inc
(a),(e)
11,858 82
Blackbaud Inc
(e)
394 25
Box Inc
(e)
1,653 53
Carlsmed Inc
(e)
141 2
CCC Intelligent Solutions Holdings Inc
(e)
861,715 7,514
Cerence Inc
(e)
1,497 16
Consensus Cloud Solutions Inc
(e)
1,068 31
CS Disco Inc
(e)
509 3
CSG Systems International Inc 170 13
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Daily Journal Corp
(e)
15 $ 6
Definitive Healthcare Corp
(e)
2,131 6
Digi International Inc
(e)
1,944 71
Digital Turbine Inc
(e)
2,080 13
Domo Inc
(e)
260 4
Donnelley Financial Solutions Inc
(e)
398 18
eGain Corp
(e)
336 5
Evolent Health Inc
(e)
4,252 28
Expensify Inc
(e)
2,024 3
Fastly Inc
(e)
7,315 61
GigaCloud Technology Inc
(e)
1,333 37
Health Catalyst Inc
(e)
3,846 12
I3 Verticals Inc
(e)
1,132 35
Immersion Corp 1,685 11
McGraw Hill Inc
(e)
462 5
N-able Inc/US
(e)
3,944 31
Omada Health Inc
(a),(e)
231 6
ON24 Inc
(e)
2,011 11
Playstudios Inc
(e)
5,083 5
Playtika Holding Corp 2,452 9
Porch Group Inc
(e)
888 13
PubMatic Inc
(e)
2,242 19
Rackspace Technology Inc
(e)
3,548 6
Silvaco Group Inc
(e)
471 3
Skillsoft Corp
(e)
254 3
Teads Holding Co
(e)
2,313 4
Verint Systems Inc
(e)
3,191 65
Vimeo Inc
(e)
4,579 36
Waystar Holding Corp
(e)
911 33
Workiva Inc
(e)
21,400 1,819
$ 13,429
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 1,512 65
Telecommunications - 1 .61%
A10 Networks Inc 617 11
Applied Digital Corp
(e)
2,758 96
ATN International Inc 596 9
Aviat Networks Inc
(e)
47,267 1,179
Ciena Corp
(e)
34,970 6,642
Clearfield Inc
(e)
348 12
CommScope Holding Co Inc
(e)
4,351 75
DigitalBridge Group Inc 9,148 108
EchoStar Corp
(e)
7,269 544
Harmonic Inc
(e)
4,480 48
IDT Corp - Class B 210 11
Inseego Corp
(a),(e)
541 9
Lumen Technologies Inc
(e)
805,356 8,279
NETGEAR Inc
(e)
1,476 51
Powerfleet Inc NJ
(e)
6,513 33
Preformed Line Products Co
(a)
119 25
Ribbon Communications Inc
(e)
5,300 18
Satellogic Inc
(a),(e)
1,072 2
Shenandoah Telecommunications Co 2,677 33
Spok Holdings Inc 1,094 16
Telephone and Data Systems Inc 5,331 207
Viasat Inc
(e)
6,319 252
$ 17,660
Textiles - 0 .09%
UniFirst Corp/MA 6,076 938
Toys, Games & Hobbies - 0 .19%
Funko Inc
(e)
2,089 6
JAKKS Pacific Inc 58,673 998
Mattel Inc
(e)
57,700 1,060
$ 2,064
Transportation - 1 .24%
ArcBest Corp 1,213 90
Ardmore Shipping Corp 1,846 23
Costamare Bulkers Holdings Ltd
(e)
465 6
Costamare Inc 2,327 28

Schedule of Investments
SmallCap Value Fund II
October 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Covenant Logistics Group Inc 690 $ 14
CryoPort Inc
(e)
2,107 20
DHT Holdings Inc 6,795 90
Dorian LPG Ltd 1,996 58
FLEX LNG Ltd 1,404 37
Forward Air Corp
(e)
711 13
Genco Shipping & Trading Ltd 1,779 30
Heartland Express Inc 187,334 1,462
Himalaya Shipping Ltd
(a),(e)
1,696 13
Hub Group Inc 3,198 118
International Seaways Inc 13,110 672
Marten Transport Ltd 43,987 451
Matson Inc 11,343 1,145
Navigator Holdings Ltd 1,708 28
Nordic American Tankers Ltd 10,827 40
PAMT CORP
(e)
386 4
Pangaea Logistics Solutions Ltd 1,792 9
Proficient Auto Logistics Inc
(a),(e)
1,418 11
Radiant Logistics Inc
(e)
1,886 11
RXO Inc
(e)
8,165 145
Safe Bulkers Inc 3,008 14
Schneider National Inc 162,555 3,474
Scorpio Tankers Inc 2,372 146
SFL Corp Ltd 6,468 48
Teekay Corp Ltd 2,729 26
Teekay Tankers Ltd 1,290 79
Universal Logistics Holdings Inc
(a)
433 7
Werner Enterprises Inc 123,206 3,228
World Kinect Corp 79,715 2,060
$ 13,600
Trucking & Leasing - 1 .19%
GATX Corp 73,859 11,585
Greenbrier Cos Inc/The 33,753 1,410
Willis Lease Finance Corp 142 18
$ 13,013
Water - 0 .24%
American States Water Co 719 51
Artesian Resources Corp 15,200 490
California Water Service Group 3,195 142
Consolidated Water Co Ltd 587 20
Global Water Resources Inc 140 1
H2O America 39,162 1,811
Middlesex Water Co 798 46
York Water Co/The 679 21
$ 2,582
TOTAL COMMON STOCKS $ 1,029,596
Total Investments $ 1,112,396
Other Assets and Liabilities -  (1.56)% (17,040)
TOTAL NET ASSETS - 100.00% $ 1,095,356
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,481 or 1.60% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,776 or
1.62% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales October 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.93% $ 26,059 $ 840,951 $ 814,799 $ 52,211
$ 26,059 $ 840,951 $ 814,799 $ 52,211
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.93% $ 1,371 $ — $ — $ —
$ 1,371 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2025 Long 31 $ 3,859 $ 21
Total $ 21
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0.05% Shares Held Value (000's)
Exchange-Traded Funds - 0.05%
iShares National Muni Bond ETF 528 $ 57
iShares Short-Term National Muni Bond ETF 374 40
JPMorgan Ultra-Short Municipal Income ETF 99 5
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
4 —
VanEck High Yield Muni ETF 2,363 121
$ 223
TOTAL INVESTMENT COMPANIES $ 223
MUNICIPAL BONDS - 105.41%
Principal
Amount (000's) Value (000's)
Alabama - 4.85%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 3,220 $ 3,536
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,434
5.00%, 09/01/2046 3,445 3,724
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,959
Southeast Energy Authority A Cooperative District
5.00%, 01/01/2056
(a)
5,000 5,352
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
2,997 3,016
$ 24,021
Arizona - 1.74%
Arizona Industrial Development Authority
5.13%, 01/01/2059 575 535
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,071
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 1,992
$ 8,598
Arkansas - 0.20%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,004
California - 13.39%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,288
California Educational Facilities Authority
5.00%, 04/01/2051 3,000 3,431
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,812 6,893
California Infrastructure & Economic Development
Bank
9.50%, 01/01/2065
(a),(b)
7,500 6,000
California Municipal Finance Authority
4.00%, 07/15/2029 2,050 2,072
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,382
California Public Finance Authority
6.50%, 06/01/2054
(b)
8,000 7,779
California State Public Works Board
5.00%, 02/01/2032 2,500 2,865
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,198
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,507
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(c)
1,650 1,699
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
5.00%, 05/15/2029 $ 1,250 $ 1,341
5.00%, 05/15/2037
(d)
3,824 4,145
5.00%, 05/15/2044
(d)
5,150 5,202
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,341
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,124
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,554
State of California
5.00%, 08/01/2045 5,000 5,471
$ 66,292
Colorado - 0.86%
Rib Floater Trust Various States
4.10%, 12/15/2042
(a),(b)
1,000 1,000
Southern Ute Indian Tribe of the Southern Ute
Reservation of Colorado
5.00%, 04/01/2035
(b)
3,000 3,281
$ 4,281
Connecticut - 1.27%
Connecticut State Health & Educational Facilities
Authority
5.00%, 07/01/2064
(a)
2,000 2,337
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,931
$ 6,268
District of Columbia - 0.46%
District of Columbia
5.00%, 04/01/2060
(a)
2,000 2,257
Florida - 6.53%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,743
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,050 3,068
Collier County Industrial Development
Authority (credit support from Assured Guaranty )
5.00%, 10/01/2049
(c)
1,500 1,562
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 7,034
Florida Development Finance Corp
5.50%, 07/01/2053 2,500 2,087
6.13%, 07/01/2032
(a),(b)
4,000 4,033
Florida Development Finance Corp (credit support
from Assured Guaranty )
5.25%, 07/01/2047
(c)
4,550 4,527
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(d)
3,000 3,166
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,110
$ 32,330
Georgia - 6.03%
Atlanta Development Authority/The
5.00%, 04/01/2034
(b)
5,650 5,767
5.50%, 04/01/2039
(b)
2,500 2,569
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 10,334
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,752 1,791
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,048
5.25%, 07/01/2043 3,585 3,870

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia (continued)
Main Street Natural Gas Inc
5.00%, 12/01/2055
(a)
$ 4,100 $ 4,496
$ 29,875
Illinois - 8.28%
Chicago Board of Education
5.50%, 12/01/2045
(f)
1,500 1,467
City of Chicago IL
6.00%, 01/01/2050 4,500 4,720
6.00%, 01/01/2050 1,000 1,054
6.00%, 01/01/2055 1,500 1,574
7.46%, 02/15/2026 346 204
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,563
Illinois State Toll Highway Authority
4.00%, 01/01/2046 410 380
5.00%, 12/01/2031 5,200 5,217
5.00%, 01/01/2040
(d)
2,000 2,004
5.25%, 01/01/2043
(d)
2,340 2,522
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,790
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
1,785 1,872
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,856
5.00%, 01/01/2040 3,000 3,071
State of Illinois
5.50%, 10/01/2044 6,855 7,301
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 124 120
$ 41,015
Indiana - 0.15%
City of Whiting IN
3.00%, 11/01/2051 1,000 727
Iowa - 0.11%
Iowa Finance Authority
7.50%, 05/15/2053 500 555
Kentucky - 3.38%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 934
Kentucky Public Energy Authority
5.00%, 12/01/2033 5,000 5,215
5.00%, 01/01/2055
(a)
3,000 3,259
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,353
$ 16,761
Louisiana - 3.12%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 7,057
4.40%, 11/01/2044
(b)
1,600 1,518
5.50%, 11/01/2039
(b)
1,715 1,769
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
6.10%, 12/01/2040
(a),(b)
1,000 1,100
Parish of St John the Baptist LA
3.30%, 06/01/2037
(a)
2,000 2,024
Tender Option Bond Trust Receipts/Certificates
4.07%, 06/01/2029
(a),(b)
2,000 2,000
$ 15,468
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0.64%
Maryland Economic Development Corp
5.00%, 07/01/2048
(a),(b)
$ 3,000 $ 3,165
Massachusetts - 3.99%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 10,770 12,752
5.00%, 07/01/2050 1,000 1,140
5.00%, 05/15/2055
(a)
5,000 5,849
$ 19,741
Michigan - 1.70%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,005
5.50%, 04/01/2050 1,000 1,028
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2038
(c)
2,000 2,124
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 999
Michigan Finance Authority
4.00%, 02/15/2044 3,500 3,270
$ 8,426
Minnesota - 1.03%
State of Minnesota
4.00%, 08/01/2041 5,000 5,097
Missouri - 0.23%
City of St Louis MO Airport Revenue
5.00%, 07/01/2044 1,100 1,121
Montana - 0.57%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 783
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,016
$ 2,799
Nevada - 2.99%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
8,950 9,153
5.25%, 07/01/2049
(d)
5,400 5,673
$ 14,826
New Hampshire - 0.43%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(a),(b)
1,000 829
4.13%, 01/20/2034 383 390
4.88%, 11/01/2042
(b)
1,000 899
$ 2,118
New Jersey - 4.80%
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty )
5.00%, 11/01/2042
(c)
1,000 1,068
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,011
New Jersey Turnpike Authority
5.25%, 01/01/2049 1,000 1,072
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,065
State of New Jersey
4.00%, 06/01/2031 5,000 5,360
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,159
5.25%, 06/01/2046 5,000 5,012
$ 23,747
New Mexico - 0.11%
City of Farmington NM
2.15%, 04/01/2033 600 522

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 11.91%
Metropolitan Transportation Authority
4.00%, 11/15/2044 $ 735 $ 688
5.00%, 11/15/2032 1,000 1,099
5.00%, 11/15/2045 3,025 3,102
New York City Municipal Water Finance Authority
5.25%, 06/15/2046 2,000 2,131
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,164
5.50%, 05/01/2042 3,050 3,396
New York Energy Finance Development Corp
5.00%, 07/01/2056
(a)
2,050 2,204
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,313
5.00%, 10/01/2038 1,000 1,038
5.00%, 10/01/2048
(d)
2,000 2,242
5.00%, 10/01/2050
(d)
5,500 6,146
5.25%, 03/15/2049 1,000 1,065
New York State Dormitory Authority (credit
support from Assured Guaranty )
5.25%, 10/01/2043
(c)
1,000 1,063
5.50%, 10/01/2054
(c)
3,000 3,217
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 946
4.00%, 12/01/2042 1,000 914
5.00%, 01/01/2032 5,000 5,146
5.00%, 01/01/2034 3,200 3,271
5.00%, 10/01/2040 2,000 2,031
5.00%, 07/01/2046 3,500 3,485
5.63%, 04/01/2040 1,000 1,050
6.00%, 06/30/2059 1,500 1,595
New York Transportation Development Corp (credit
support from Assured Guaranty )
6.00%, 06/30/2050
(c)
4,000 4,347
Oneida Indian Nation of New York
6.00%, 09/01/2043
(b)
1,900 2,045
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 23
Westchester County Local Development
Corp (credit support from Assured Guaranty )
5.75%, 11/01/2048
(c)
2,075 2,263
$ 58,984
North Carolina - 0.33%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,617
Ohio - 3.81%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,110
4.00%, 06/01/2039 1,850 1,778
5.00%, 06/01/2055 5,000 4,190
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,769
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,437
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,003
4.50%, 01/15/2048
(b)
850 791
Ohio State University/The
5.00%, 12/01/2033 5,000 5,800
$ 18,878
Oklahoma - 0.58%
Tulsa Municipal Airport Trust Trustees/OK
6.25%, 12/01/2035 2,500 2,883
Oregon - 1.13%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,609
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Territory - 0.03%
Nuveen AMT-Free Municipal Credit Income Fund
3.67%, 03/01/2029
(a)
$ 150 $ 150
Pennsylvania - 3.29%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,719
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,119
General Authority of Southcentral
Pennsylvania (credit support from Assured
Guaranty )
4.00%, 06/01/2049
(c)
3,400 3,157
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 818
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,280
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,177
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,050 977
Philadelphia Gas Works Co (credit support from
Assured Guaranty )
5.25%, 08/01/2054
(c)
1,000 1,054
$ 16,301
Puerto Rico - 0.82%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(e)
428 309
0.00%, 11/01/2043
(a),(e)
1,372 876
4.00%, 07/01/2033 183 181
4.00%, 07/01/2037 257 246
4.00%, 07/01/2041 349 320
4.00%, 07/01/2046 363 320
5.75%, 07/01/2031 1 1
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 1,850 1,797
$ 4,050
South Carolina - 1.40%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2031
(b),(e)
1,000 110
0.00%, 06/01/2051
(b),(e)
4,500 495
5.25%, 11/15/2047 1,830 1,800
5.25%, 11/15/2052 1,500 1,445
South Carolina Public Service Authority
5.25%, 12/01/2050 2,930 3,098
$ 6,948
Texas - 7.85%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,771
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041 1,800 1,927
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,770
Lower Colorado River Authority (credit support
from Assured Guaranty )
5.00%, 05/15/2044
(c)
4,055 4,304
Mission Economic Development Corp
5.00%, 12/01/2064
(a)
2,500 2,601
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 6,305 7,462
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
4,535 4,222

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 $ 1,000 $ 937
5.00%, 11/15/2037 2,060 2,073
5.00%, 12/01/2044 2,000 2,127
Texas Municipal Gas Acquisition & Supply Corp V
5.00%, 01/01/2055
(a)
4,225 4,650
$ 38,844
Utah - 3.35%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(d)
2,040 2,211
5.25%, 07/01/2042
(d)
2,040 2,206
5.50%, 07/01/2050
(d)
1,360 1,455
5.50%, 07/01/2055
(d)
1,360 1,450
Mida Mountain Village Public Infrastructure District
6.00%, 06/15/2054
(b)
2,000 2,059
Utah Infrastructure Agency
5.00%, 10/15/2032 4,385 4,485
5.00%, 10/15/2037 1,500 1,518
5.38%, 10/15/2040 1,200 1,217
$ 16,601
Virginia - 2.24%
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 5,140
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,117
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,845
$ 11,102
Washington - 1.16%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,733
Wisconsin - 0.65%
Public Finance Authority
5.00%, 10/01/2043
(b)
1,500 1,490
5.75%, 06/30/2060 600 620
6.50%, 06/30/2060 1,000 1,102
$ 3,212
TOTAL MUNICIPAL BONDS $ 521,926
Total Investments $ 522,149
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.63)%
Notes with interest rates of 3.23% - 3.34% at
October 31, 2025 and contractual maturities of
collateral from 2026-2049.
(g)
$ (32,815) (32,815)
Total Net Investments $ 489,334
Other Assets and Liabilities -  1.17% 5,796
TOTAL NET ASSETS - 100.00% $ 495,130
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $64,654 or 13.06% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2025.

Glossary to the Schedule of Investments
October 31, 2025
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2025 $ 9 .86 $ 0 .33 ( $ 0 .02 ) $ 0 .31 ( $ 0 .34 ) ( $ 0 .34 ) $ 9 .83
2024 9 .30 0 .30 0 .56 0 .86 ( 0 .30 ) ( 0 .30 ) 9 .86
2023 9 .27 0 .28 0 .02 0 .30 ( 0 .27 ) ( 0 .27 ) 9 .30
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
Class C shares
2025 9 .88 0 .25 ( 0 .02 ) 0 .23 ( 0 .26 ) ( 0 .26 ) 9 .85
2024 9 .32 0 .21 0 .56 0 .77 ( 0 .21 ) ( 0 .21 ) 9 .88
2023 9 .29 0 .20 0 .02 0 .22 ( 0 .19 ) ( 0 .19 ) 9 .32
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
Institutional shares
2025 9 .87 0 .35 ( 0 .02 ) 0 .33 ( 0 .36 ) ( 0 .36 ) 9 .84
2024 9 .30 0 .32 0 .57 0 .89 ( 0 .32 ) ( 0 .32 ) 9 .87
2023 9 .27 0 .31 0 .02 0 .33 ( 0 .30 ) ( 0 .30 ) 9 .30
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .19% (b) $ 335,447 0 .85% 0 .71% (c) 3 .40% 52 .2%
9 .27 (b) 323,809 0 .87 0 .71 (c) 3 .02 35 .9
3 .19 (b) 301,835 0 .89 0 .72 (c) 2 .89 31 .5
( 13 .86 ) (b) ,(d) 328,411 0 .78 0 .72 (c) 2 .42 38 .9
3 .89 (b) ,(d) 471,777 0 .79 0 .76 (c) 2 .11 13 .2
2 .34 (b) 16,019 1 .67 1 .53 (c) 2 .57 52 .2
8 .34 (b) 20,508 1 .70 1 .54 (c) 2 .18 35 .9
2 .32 (b) 21,229 1 .73 1 .56 (c) 2 .05 31 .5
( 14 .55 ) (b) 26,031 1 .60 1 .54 (c) 1 .59 38 .9
3 .05 (b) 39,213 1 .59 1 .56 (c) 1 .31 13 .2
3 .44 293,382 0 .60 (e) 0 .46 (c) ,(e) 3 .64 52 .2
9 .64 279,440 0 .62 (e) 0 .46 (c) ,(e) 3 .27 35 .9
3 .46 235,290 0 .63 (e) 0 .46 (c) ,(e) 3 .15 31 .5
( 13 .65 ) 198,684 0 .53 (e) 0 .47 (c) ,(e) 2 .68 38 .9
4 .05 217,309 0 .54 (e) 0 .51 (c) ,(e) 2 .36 13 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2025 $ 8 .53 $ 0 .27 $ 0 .21 $ 0 .48 ( $ 0 .29 ) ( $ 0 .29 ) $ 8 .72
2024 7 .95 0 .25 0 .60 0 .85 ( 0 .27 ) ( 0 .27 ) 8 .53
2023 8 .19 0 .22 ( 0 .22 ) – ( 0 .24 ) ( 0 .24 ) 7 .95
2022 9 .95 0 .16 ( 1 .72 ) ( 1 .56 ) ( 0 .20 ) ( 0 .20 ) 8 .19
2021 10 .17 0 .13 ( 0 .16 ) ( 0 .03 ) ( 0 .19 ) ( 0 .19 ) 9 .95
Class J shares
2025 8 .55 0 .28 0 .21 0 .49 ( 0 .30 ) ( 0 .30 ) 8 .74
2024 7 .97 0 .26 0 .60 0 .86 ( 0 .28 ) ( 0 .28 ) 8 .55
2023 8 .21 0 .23 ( 0 .22 ) 0 .01 ( 0 .25 ) ( 0 .25 ) 7 .97
2022 9 .98 0 .17 ( 1 .72 ) ( 1 .55 ) ( 0 .22 ) ( 0 .22 ) 8 .21
2021 10 .19 0 .15 ( 0 .15 ) – ( 0 .21 ) ( 0 .21 ) 9 .98
Institutional shares
2025 8 .56 0 .29 0 .21 0 .50 ( 0 .31 ) ( 0 .31 ) 8 .75
2024 7 .98 0 .27 0 .60 0 .87 ( 0 .29 ) ( 0 .29 ) 8 .56
2023 8 .22 0 .24 ( 0 .21 ) 0 .03 ( 0 .27 ) ( 0 .27 ) 7 .98
2022 9 .99 0 .18 ( 1 .72 ) ( 1 .54 ) ( 0 .23 ) ( 0 .23 ) 8 .22
2021 10 .20 0 .16 ( 0 .15 ) 0 .01 ( 0 .22 ) ( 0 .22 ) 9 .99
R-3 shares
2025 8 .58 0 .25 0 .22 0 .47 ( 0 .27 ) ( 0 .27 ) 8 .78
2024 8 .00 0 .23 0 .60 0 .83 ( 0 .25 ) ( 0 .25 ) 8 .58
2023 8 .24 0 .20 ( 0 .21 ) ( 0 .01 ) ( 0 .23 ) ( 0 .23 ) 8 .00
2022 10 .01 0 .14 ( 1 .72 ) ( 1 .58 ) ( 0 .19 ) ( 0 .19 ) 8 .24
2021 10 .22 0 .11 ( 0 .15 ) ( 0 .04 ) ( 0 .17 ) ( 0 .17 ) 10 .01
R-5 shares
2025 8 .55 0 .28 0 .21 0 .49 ( 0 .30 ) ( 0 .30 ) 8 .74
2024 7 .97 0 .26 0 .60 0 .86 ( 0 .28 ) ( 0 .28 ) 8 .55
2023 8 .21 0 .23 ( 0 .21 ) 0 .02 ( 0 .26 ) ( 0 .26 ) 7 .97
2022 9 .98 0 .17 ( 1 .73 ) ( 1 .56 ) ( 0 .21 ) ( 0 .21 ) 8 .21
2021 10 .19 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .20 ) ( 0 .20 ) 9 .98
R-6 shares
2025 8 .55 0 .30 0 .21 0 .51 ( 0 .32 ) ( 0 .32 ) 8 .74
2024 7 .97 0 .28 0 .60 0 .88 ( 0 .30 ) ( 0 .30 ) 8 .55
2023 8 .21 0 .25 ( 0 .21 ) 0 .04 ( 0 .28 ) ( 0 .28 ) 7 .97
2022 9 .98 0 .19 ( 1 .72 ) ( 1 .53 ) ( 0 .24 ) ( 0 .24 ) 8 .21
2021 10 .19 0 .17 ( 0 .15 ) 0 .02 ( 0 .23 ) ( 0 .23 ) 9 .98

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .74% (b) $ 194,772 0 .71% – % 3 .15% 13 .4%
10 .76 (b) 207,573 0 .71 – 2 .94 13 .9
( 0 .10 ) (b) 201,448 0 .79 – 2 .57 9 .9
( 15 .89 ) (b) ,(c) 199,804 0 .76 – 1 .71 13 .7
( 0 .18 ) (b) ,(c) 293,606 0 .78 – 1 .30 15 .8
5 .88 (b) 79,136 0 .57 (d) 0 .57 (e) 3 .29 13 .4
10 .91 (b) 82,571 0 .55 (d) 0 .56 (e) 3 .11 13 .9
0 .04 (b) 79,226 0 .65 (d) 0 .67 (e) 2 .70 9 .9
( 15 .74 ) (b) 84,794 0 .62 (d) 0 .64 (e) 1 .85 13 .7
( 0 .05 ) (b) 114,866 0 .64 (d) 0 .66 (e) 1 .44 15 .8
6 .01 603,826 0 .43 (f) – 3 .43 13 .4
11 .01 542,411 0 .44 (f) – 3 .20 13 .9
0 .23 785,524 0 .46 (f) – 2 .90 9 .9
( 15 .60 ) 636,066 0 .47 (f) – 2 .00 13 .7
0 .06 770,550 0 .54 (f) – 1 .55 15 .8
5 .62 16,453 0 .90 – 2 .96 13 .4
10 .47 9,170 0 .91 – 2 .74 13 .9
( 0 .25 ) 9,070 0 .95 – 2 .40 9 .9
( 15 .97 ) 10,025 0 .95 – 1 .52 13 .7
( 0 .38 ) 12,325 0 .98 – 1 .10 15 .8
5 .85 21,689 0 .59 – 3 .27 13 .4
10 .85 17,233 0 .60 – 3 .05 13 .9
0 .06 19,969 0 .64 – 2 .72 9 .9
( 15 .76 ) 18,198 0 .64 – 1 .81 13 .7
( 0 .07 ) 32,242 0 .67 – 1 .41 15 .8
6 .12 9,816,682 0 .34 – 3 .53 13 .4
11 .14 9,972,321 0 .34 – 3 .31 13 .9
0 .32 8,552,003 0 .38 – 2 .97 9 .9
( 15 .54 ) 8,288,998 0 .38 – 2 .10 13 .7
0 .18 9,159,603 0 .41 (f) – 1 .67 15 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2025 $ 9 .07 $ 0 .39 $ 0 .13 $ 0 .52 ( $ 0 .39 ) $ – ( $ 0 .39 ) $ 9 .20
2024 8 .51 0 .35 0 .55 0 .90 ( 0 .34 ) – ( 0 .34 ) 9 .07
2023 8 .84 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .27 ) – ( 0 .27 ) 8 .51
2022 10 .99 0 .20 ( 2 .05 ) ( 1 .85 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .84
2021 11 .57 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .99
Class J shares
2025 9 .15 0 .39 0 .13 0 .52 ( 0 .39 ) – ( 0 .39 ) 9 .28
2024 8 .58 0 .35 0 .56 0 .91 ( 0 .34 ) – ( 0 .34 ) 9 .15
2023 8 .91 0 .28 ( 0 .35 ) ( 0 .07 ) ( 0 .26 ) – ( 0 .26 ) 8 .58
2022 11 .08 0 .20 ( 2 .07 ) ( 1 .87 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .91
2021 11 .66 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 11 .08
Institutional shares
2025 9 .06 0 .42 0 .13 0 .55 ( 0 .42 ) – ( 0 .42 ) 9 .19
2024 8 .51 0 .38 0 .54 0 .92 ( 0 .37 ) – ( 0 .37 ) 9 .06
2023 8 .84 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .29 ) – ( 0 .29 ) 8 .51
2022 10 .98 0 .23 ( 2 .04 ) ( 1 .81 ) ( 0 .20 ) ( 0 .13 ) ( 0 .33 ) 8 .84
2021 11 .57 0 .21 ( 0 .04 ) 0 .17 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .98
R-3 shares
2025 8 .99 0 .37 0 .12 0 .49 ( 0 .37 ) – ( 0 .37 ) 9 .11
2024 8 .44 0 .33 0 .54 0 .87 ( 0 .32 ) – ( 0 .32 ) 8 .99
2023 8 .77 0 .26 ( 0 .34 ) ( 0 .08 ) ( 0 .25 ) – ( 0 .25 ) 8 .44
2022 10 .91 0 .18 ( 2 .04 ) ( 1 .86 ) ( 0 .15 ) ( 0 .13 ) ( 0 .28 ) 8 .77
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
R-5 shares
2025 9 .00 0 .40 0 .13 0 .53 ( 0 .40 ) – ( 0 .40 ) 9 .13
2024 8 .46 0 .36 0 .53 0 .89 ( 0 .35 ) – ( 0 .35 ) 9 .00
2023 8 .78 0 .29 ( 0 .33 ) ( 0 .04 ) ( 0 .28 ) – ( 0 .28 ) 8 .46
2022 10 .92 0 .21 ( 2 .04 ) ( 1 .83 ) ( 0 .18 ) ( 0 .13 ) ( 0 .31 ) 8 .78
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .89% (b) $ 63,683 0 .80% (c) – % 4 .33% 165 .0%
10 .68 (b) 64,346 0 .81 (c) – 3 .83 159 .6
( 0 .83 ) (b) 65,589 0 .84 (c) – 3 .16 156 .0
( 17 .03 ) (b) 69,698 0 .84 (c) – 2 .04 160 .7
1 .24 (b) 94,268 0 .84 (c) – 1 .54 181 .5
5 .83 (b) 94,654 0 .81 (d) 0 .81 (e) 4 .32 165 .0
10 .72 (b) 95,565 0 .80 (d) 0 .81 (e) 3 .85 159 .6
( 0 .93 ) (b) 94,195 0 .94 (d) 0 .98 (e) 3 .06 156 .0
( 17 .08 ) (b) 103,790 0 .85 (d) 0 .93 (e) 2 .04 160 .7
1 .25 (b) 142,242 0 .82 (d) 0 .91 (e) 1 .56 181 .5
6 .24 322,956 0 .48 (c) – 4 .65 165 .0
10 .90 330,925 0 .51 (c) – 4 .14 159 .6
( 0 .44 ) (f) 330,432 0 .56 (c) – 3 .44 156 .0
( 16 .89 ) (f) 350,465 0 .56 (c) – 2 .34 160 .7
1 .54 (f) 398,554 0 .56 (c) – 1 .85 181 .5
5 .62 16,579 1 .01 – 4 .13 165 .0
10 .42 13,628 1 .02 – 3 .62 159 .6
( 1 .06 ) 14,967 1 .07 (c) – 2 .93 156 .0
( 17 .25 ) 13,893 1 .07 (c) – 1 .81 160 .7
1 .03 20,465 1 .07 (c) – 1 .33 181 .5
6 .04 20,704 0 .70 – 4 .43 165 .0
10 .62 37,351 0 .71 – 3 .94 159 .6
( 0 .64 ) 37,949 0 .76 (c) – 3 .24 156 .0
( 16 .98 ) 38,423 0 .76 (c) – 2 .16 160 .7
1 .34 44,691 0 .76 (c) – 1 .64 181 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2025 $ 11 .96 $ 0 .69 $ 0 .08 $ 0 .77 ( $ 0 .68 ) $ – ( $ 0 .68 ) $ 12 .05
2024 11 .26 0 .73 0 .71 1 .44 ( 0 .74 ) – ( 0 .74 ) 11 .96
2023 11 .58 0 .70 ( 0 .35 ) 0 .35 ( 0 .67 ) – ( 0 .67 ) 11 .26
2022 13 .87 0 .55 ( 2 .27 ) ( 1 .72 ) ( 0 .56 ) ( 0 .01 ) ( 0 .57 ) 11 .58
2021 12 .57 0 .56 1 .32 1 .88 ( 0 .58 ) – ( 0 .58 ) 13 .87
Class C shares
2025 11 .89 0 .59 0 .07 0 .66 ( 0 .58 ) – ( 0 .58 ) 11 .97
2024 11 .19 0 .64 0 .71 1 .35 ( 0 .65 ) – ( 0 .65 ) 11 .89
2023 11 .51 0 .61 ( 0 .35 ) 0 .26 ( 0 .58 ) – ( 0 .58 ) 11 .19
2022 13 .78 0 .45 ( 2 .25 ) ( 1 .80 ) ( 0 .47 ) – ( 0 .47 ) 11 .51
2021 12 .49 0 .47 1 .29 1 .76 ( 0 .47 ) – ( 0 .47 ) 13 .78
Institutional shares
2025 11 .89 0 .73 0 .06 0 .79 ( 0 .72 ) – ( 0 .72 ) 11 .96
2024 11 .20 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .89
2023 11 .52 0 .74 ( 0 .35 ) 0 .39 ( 0 .71 ) – ( 0 .71 ) 11 .20
2022 13 .79 0 .59 ( 2 .24 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .52
2021 12 .50 0 .61 1 .31 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .79
R-6 shares
2025 11 .88 0 .73 0 .07 0 .80 ( 0 .72 ) – ( 0 .72 ) 11 .96
2024 11 .19 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .88
2023 11 .51 0 .73 ( 0 .33 ) 0 .40 ( 0 .72 ) – ( 0 .72 ) 11 .19
2022 13 .78 0 .58 ( 2 .23 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .51
2021 12 .49 0 .62 1 .30 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .78

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .65% (b) $ 881,096 1 .03% (c) 5 .77% 92 .9%
13 .01 (b) 970,669 1 .02 (c) 6 .11 86 .3
2 .98 (b) 1,024,316 1 .03 (d) 5 .95 75 .1
( 12 .68 ) (b) 1,156,493 1 .01 (d) 4 .31 72 .1
15 .13 (b) 1,475,288 1 .02 (d) 4 .10 93 .6
5 .75 (b) 83,393 1 .80 (c) 5 .01 92 .9
12 .25 (b) 130,856 1 .77 (c) 5 .38 86 .3
2 .18 (b) 168,004 1 .79 (d) 5 .17 75 .1
( 13 .30 ) (b) 269,493 1 .77 (d) 3 .50 72 .1
14 .24 (b) 469,597 1 .76 (d) 3 .48 93 .6
6 .89 1,361,939 0 .69 (c) ,(d) 6 .12 92 .9
13 .38 1,401,376 0 .69 (c) ,(d) 6 .43 86 .3
3 .36 1,341,117 0 .68 (d) 6 .30 75 .1
( 12 .31 ) 1,769,364 0 .68 (d) 4 .63 72 .1
15 .52 2,448,424 0 .68 (d) 4 .48 93 .6
6 .98 70,372 0 .68 (c) ,(d) 6 .14 92 .9
13 .40 104,439 0 .68 (c) ,(d) 6 .41 86 .3
3 .37 104,419 0 .67 (d) 6 .25 75 .1
( 12 .31 ) 43,433 0 .67 (d) 4 .49 72 .1
15 .54 101,194 0 .68 (d) 4 .54 93 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2025 $ 14 .22 $ 0 .21 $ 2 .99 $ 3 .20 ( $ 0 .28 ) ( $ 0 .40 ) ( $ 0 .68 ) $ 16 .74
2024 11 .87 0 .19 2 .44 2 .63 ( 0 .28 ) – ( 0 .28 ) 14 .22
2023 10 .77 0 .16 1 .01 1 .17 ( 0 .07 ) – ( 0 .07 ) 11 .87
2022 16 .33 0 .21 ( 3 .85 ) ( 3 .64 ) ( 0 .50 ) ( 1 .42 ) ( 1 .92 ) 10 .77
2021 12 .74 0 .18 3 .52 3 .70 ( 0 .11 ) – ( 0 .11 ) 16 .33
Class J shares
2025 14 .02 0 .22 2 .93 3 .15 ( 0 .30 ) ( 0 .40 ) ( 0 .70 ) 16 .47
2024 11 .70 0 .21 2 .41 2 .62 ( 0 .30 ) – ( 0 .30 ) 14 .02
2023 10 .62 0 .17 1 .00 1 .17 ( 0 .09 ) – ( 0 .09 ) 11 .70
2022 16 .13 0 .22 ( 3 .79 ) ( 3 .57 ) ( 0 .52 ) ( 1 .42 ) ( 1 .94 ) 10 .62
2021 12 .58 0 .20 3 .48 3 .68 ( 0 .13 ) – ( 0 .13 ) 16 .13
Institutional shares
2025 14 .14 0 .24 2 .99 3 .23 ( 0 .32 ) ( 0 .40 ) ( 0 .72 ) 16 .65
2024 11 .81 0 .23 2 .43 2 .66 ( 0 .33 ) – ( 0 .33 ) 14 .14
2023 10 .71 0 .21 1 .01 1 .22 ( 0 .12 ) – ( 0 .12 ) 11 .81
2022 16 .25 0 .25 ( 3 .82 ) ( 3 .57 ) ( 0 .55 ) ( 1 .42 ) ( 1 .97 ) 10 .71
2021 12 .68 0 .24 3 .49 3 .73 ( 0 .16 ) – ( 0 .16 ) 16 .25
R-3 shares
2025 14 .17 0 .18 2 .98 3 .16 ( 0 .27 ) ( 0 .40 ) ( 0 .67 ) 16 .66
2024 11 .84 0 .18 2 .43 2 .61 ( 0 .28 ) – ( 0 .28 ) 14 .17
2023 10 .74 0 .15 1 .00 1 .15 ( 0 .05 ) – ( 0 .05 ) 11 .84
2022 16 .28 0 .19 ( 3 .83 ) ( 3 .64 ) ( 0 .48 ) ( 1 .42 ) ( 1 .90 ) 10 .74
2021 12 .70 0 .17 3 .51 3 .68 ( 0 .10 ) – ( 0 .10 ) 16 .28
R-5 shares
2025 14 .38 0 .23 3 .02 3 .25 ( 0 .31 ) ( 0 .40 ) ( 0 .71 ) 16 .92
2024 12 .00 0 .22 2 .47 2 .69 ( 0 .31 ) – ( 0 .31 ) 14 .38
2023 10 .89 0 .18 1 .02 1 .20 ( 0 .09 ) – ( 0 .09 ) 12 .00
2022 16 .48 0 .23 ( 3 .88 ) ( 3 .65 ) ( 0 .52 ) ( 1 .42 ) ( 1 .94 ) 10 .89
2021 12 .85 0 .21 3 .56 3 .77 ( 0 .14 ) – ( 0 .14 ) 16 .48
R-6 shares
2025 14 .15 0 .11 3 .13 3 .24 ( 0 .34 ) ( 0 .40 ) ( 0 .74 ) 16 .65
2024 11 .82 0 .25 2 .43 2 .68 ( 0 .35 ) – ( 0 .35 ) 14 .15
2023 10 .73 0 .22 1 .00 1 .22 ( 0 .13 ) – ( 0 .13 ) 11 .82
2022 16 .27 0 .26 ( 3 .82 ) ( 3 .56 ) ( 0 .56 ) ( 1 .42 ) ( 1 .98 ) 10 .73
2021 12 .69 0 .23 3 .52 3 .75 ( 0 .17 ) – ( 0 .17 ) 16 .27

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
23 .68% (b) $ 249,627 1 .22% (c) – % 1 .40% 38 .2%
22 .37 (b) 221,725 1 .18 (d) – 1 .40 35 .0
10 .89 (b) 197,169 1 .29 (e) – 1 .28 42 .2
( 25 .02 ) (b) 193,894 1 .23 (e) – 1 .65 57 .0
29 .16 (b) 267,701 1 .18 – 1 .16 48 .7
23 .79 (b) ,(f) 183,313 1 .11 (c) ,(g) 1 .12 (h) 1 .51 38 .2
22 .60 (b) 151,958 1 .05 (d) ,(g) 1 .06 (h) 1 .54 35 .0
11 .01 (b) 133,313 1 .17 (e) ,(g) 1 .19 (h) 1 .41 42 .2
( 24 .93 ) (b) 125,792 1 .12 (e) ,(g) 1 .14 (h) 1 .76 57 .0
29 .35 (b) 178,815 1 .05 (g) 1 .08 (h) 1 .28 48 .7
24 .12 165,766 0 .86 (c) ,(i) – 1 .63 38 .2
22 .79 197,038 0 .86 (d) ,(i) – 1 .67 35 .0
11 .40 388,034 0 .88 (e) ,(i) – 1 .70 42 .2
( 24 .77 ) 402,288 0 .88 (e) ,(i) – 1 .99 57 .0
29 .63 (f) 557,003 0 .85 (i) – 1 .50 48 .7
23 .43 14,816 1 .39 (c) – 1 .22 38 .2
22 .23 10,274 1 .32 (d) – 1 .27 35 .0
10 .77 9,612 1 .36 (e) – 1 .19 42 .2
( 25 .09 ) 9,164 1 .35 (e) – 1 .50 57 .0
29 .03 14,118 1 .32 – 1 .06 48 .7
23 .83 24,228 1 .08 (c) – 1 .53 38 .2
22 .63 18,466 1 .01 (d) – 1 .57 35 .0
11 .10 17,975 1 .05 (e) – 1 .49 42 .2
( 24 .85 ) 23,589 1 .04 (e) – 1 .76 57 .0
29 .41 41,789 1 .01 – 1 .35 48 .7
24 .23 554,680 0 .76 (c) ,(i) – 0 .76 38 .2
22 .89 6,157,664 0 .76 (d) – 1 .80 35 .0
11 .40 3,725,314 0 .79 (e) ,(i) – 1 .78 42 .2
( 24 .66 ) 3,254,802 0 .78 (e) ,(i) – 2 .08 57 .0
29 .71 4,491,999 0 .74 (i) – 1 .51 48 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2025 $ 43 .04 $ 0 .52 $ 3 .59 $ 4 .11 ( $ 0 .59 ) ( $ 3 .72 ) ( $ 4 .31 ) $ 42 .84
2024 33 .09 0 .66 10 .18 10 .84 ( 0 .63 ) ( 0 .26 ) ( 0 .89 ) 43 .04
2023 35 .30 0 .69 ( 0 .88 ) ( 0 .19 ) ( 0 .67 ) ( 1 .35 ) ( 2 .02 ) 33 .09
2022 41 .63 0 .56 ( 4 .79 ) ( 4 .23 ) ( 0 .49 ) ( 1 .61 ) ( 2 .10 ) 35 .30
2021 30 .66 0 .51 10 .94 11 .45 ( 0 .48 ) – ( 0 .48 ) 41 .63
Class C shares
2025 41 .64 0 .19 3 .47 3 .66 ( 0 .29 ) ( 3 .72 ) ( 4 .01 ) 41 .29
2024 32 .04 0 .36 9 .84 10 .20 ( 0 .34 ) ( 0 .26 ) ( 0 .60 ) 41 .64
2023 34 .23 0 .41 ( 0 .85 ) ( 0 .44 ) ( 0 .40 ) ( 1 .35 ) ( 1 .75 ) 32 .04
2022 40 .42 0 .26 ( 4 .63 ) ( 4 .37 ) ( 0 .21 ) ( 1 .61 ) ( 1 .82 ) 34 .23
2021 29 .78 0 .22 10 .62 10 .84 ( 0 .20 ) – ( 0 .20 ) 40 .42
Class J shares
2025 43 .10 0 .56 3 .59 4 .15 ( 0 .63 ) ( 3 .72 ) ( 4 .35 ) 42 .90
2024 33 .13 0 .71 10 .20 10 .91 ( 0 .68 ) ( 0 .26 ) ( 0 .94 ) 43 .10
2023 35 .34 0 .73 ( 0 .89 ) ( 0 .16 ) ( 0 .70 ) ( 1 .35 ) ( 2 .05 ) 33 .13
2022 41 .68 0 .60 ( 4 .80 ) ( 4 .20 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .34
2021 30 .70 0 .55 10 .94 11 .49 ( 0 .51 ) – ( 0 .51 ) 41 .68
Institutional shares
2025 43 .11 0 .65 3 .60 4 .25 ( 0 .72 ) ( 3 .72 ) ( 4 .44 ) 42 .92
2024 33 .14 0 .80 10 .20 11 .00 ( 0 .77 ) ( 0 .26 ) ( 1 .03 ) 43 .11
2023 35 .36 0 .82 ( 0 .89 ) ( 0 .07 ) ( 0 .80 ) ( 1 .35 ) ( 2 .15 ) 33 .14
2022 41 .69 0 .69 ( 4 .79 ) ( 4 .10 ) ( 0 .62 ) ( 1 .61 ) ( 2 .23 ) 35 .36
2021 30 .71 0 .64 10 .95 11 .59 ( 0 .61 ) – ( 0 .61 ) 41 .69
R-3 shares
2025 42 .87 0 .42 3 .58 4 .00 ( 0 .50 ) ( 3 .72 ) ( 4 .22 ) 42 .65
2024 32 .97 0 .57 10 .14 10 .71 ( 0 .55 ) ( 0 .26 ) ( 0 .81 ) 42 .87
2023 35 .18 0 .62 ( 0 .88 ) ( 0 .26 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 32 .97
2022 41 .49 0 .48 ( 4 .77 ) ( 4 .29 ) ( 0 .41 ) ( 1 .61 ) ( 2 .02 ) 35 .18
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
R-5 shares
2025 43 .05 0 .55 3 .59 4 .14 ( 0 .63 ) ( 3 .72 ) ( 4 .35 ) 42 .84
2024 33 .10 0 .71 10 .17 10 .88 ( 0 .67 ) ( 0 .26 ) ( 0 .93 ) 43 .05
2023 35 .31 0 .73 ( 0 .88 )
(
0 .15 ) ( 0 .71 ) ( 1 .35 ) ( 2 .06 ) 33 .10
2022 41 .64 0 .60 ( 4 .79 ) ( 4 .19 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .31
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .27% (b) $ 1,255,226 0 .85% – % 1 .27% 16 .7%
33 .11 (b) 1,296,060 0 .85 – 1 .68 16 .3
( 0 .83 ) (b) 1,078,315 0 .87 – 1 .96 13 .3
( 10 .64 ) (b) 1,176,246 0 .86 – 1 .48 16 .9
37 .51 (b) 1,424,668 0 .86 – 1 .33 22 .0
9 .41 (b) 66,019 1 .63 – 0 .49 16 .7
32 .10 (b) 74,647 1 .62 – 0 .94 16 .3
( 1 .59 ) (b) 72,774 1 .65 – 1 .20 13 .3
( 11 .33 ) (b) ,(c) 97,145 1 .62 – 0 .72 16 .9
36 .49 (b) ,(c) 125,768 1 .61 – 0 .61 22 .0
10 .37 (b) 91,168 0 .74 (d) 0 .74 (e) 1 .37 16 .7
33 .27 (b) 89,080 0 .74 (d) 0 .75 (e) 1 .79 16 .3
( 0 .75 ) (b) 70,291 0 .79 (d) 0 .81 (e) 2 .05 13 .3
( 10 .55 ) (b) 76,630 0 .77 (d) 0 .79 (e) 1 .58 16 .9
37 .60 (b) 86,651 0 .77 (d) 0 .79 (e) 1 .42 22 .0
10 .64 6,860,500 0 .52 (f) – 1 .59 16 .7
33 .55 7,405,320 0 .52 (f) – 2 .01 16 .3
( 0 .50 ) 6,448,013 0 .52 (f) – 2 .32 13 .3
( 10 .32 ) (c) 7,731,338 0 .52 (f) – 1 .82 16 .9
37 .97 (c) 9,001,763 0 .52 (f) – 1 .68 22 .0
10 .02 29,054 1 .08 – 1 .04 16 .7
32 .79 29,118 1 .08 – 1 .46 16 .3
( 1 .05 ) 25,777 1 .08 – 1 .77 13 .3
( 10 .81 ) 30,045 1 .08 – 1 .27 16 .9
37 .21 33,754 1 .07 – 1 .12 22 .0
10 .34 166,162 0 .77 – 1 .34 16 .7
33 .21 129,846 0 .77 – 1 .80 16 .3
( 0 .73 ) 127,806 0 .77 – 2 .07 13 .3
( 10 .54 ) 147,468 0 .77 – 1 .57 16 .9
37 .62 179,232 0 .76 – 1 .43 22 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2025 $ 8 .93 $ 0 .68 $ 0 .57 $ 1 .25 ( $ 0 .56 ) $ – $ – ( $ 0 .56 ) $ 9 .62
2024 8 .25 0 .72 0 .61 1 .33 ( 0 .65 ) – – ( 0 .65 ) 8 .93
2023 7 .92 0 .61 0 .26 0 .87 ( 0 .54 ) – – ( 0 .54 ) 8 .25
2022 10 .28 0 .49 ( 2 .21 ) ( 1 .72 ) ( 0 .64 ) – – ( 0 .64 ) 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .54% $ 810,064 0 .84% (b) 7 .43% 125 .7%
16 .48 660,597 0 .85 (b) 8 .18 172 .3
10 .97 447,683 0 .85 (b) 7 .02 139 .8
( 17 .17 ) 378,572 0 .84 (b) 5 .24 117 .4
4 .47 770,197 0 .85 (b) 3 .69 170 .3
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2025 $ 26 .87 $ 0 .25 $ 8 .12 $ 8 .37 $ – $ – $ – $ 35 .24
2024 22 .69 0 .27 4 .36 4 .63 ( 0 .45 ) – ( 0 .45 ) 26 .87
2023 20 .06 0 .28 2 .59 2 .87 ( 0 .24 ) – ( 0 .24 ) 22 .69
2022 31 .87 0 .37 ( 10 .12 ) ( 9 .75 ) ( 0 .31 ) ( 1 .75 ) ( 2 .06 ) 20 .06
2021 26 .98 0 .20 4 .73 4 .93 ( 0 .04 ) – ( 0 .04 ) 31 .87
Class J shares
2025 25 .70 0 .28 7 .76 8 .04 ( 0 .02 ) – ( 0 .02 ) 33 .72
2024 21 .72 0 .30 4 .17 4 .47 ( 0 .49 ) – ( 0 .49 ) 25 .70
2023 19 .23 0 .30 2 .47 2 .77 ( 0 .28 ) – ( 0 .28 ) 21 .72
2022 30 .64 0 .38 ( 9 .67 ) ( 9 .29 ) ( 0 .37 ) ( 1 .75 ) ( 2 .12 ) 19 .23
2021 25 .94 0 .25 4 .53 4 .78 ( 0 .08 ) – ( 0 .08 ) 30 .64
Institutional shares
2025 26 .57 0 .36 8 .00 8 .36 ( 0 .07 ) – ( 0 .07 ) 34 .86
2024 22 .44 0 .22 4 .45 4 .67 ( 0 .54 ) – ( 0 .54 ) 26 .57
2023 19 .86 0 .36 2 .54 2 .90 ( 0 .32 ) – ( 0 .32 ) 22 .44
2022 31 .58 0 .47 ( 10 .01 ) ( 9 .54 ) ( 0 .43 ) ( 1 .75 ) ( 2 .18 ) 19 .86
2021 26 .72 0 .32 4 .66 4 .98 ( 0 .12 ) – ( 0 .12 ) 31 .58
R-3 shares
2025 26 .49 0 .22 7 .99 8 .21 – – – 34 .70
2024 22 .37 0 .22 4 .31 4 .53 ( 0 .41 ) – ( 0 .41 ) 26 .49
2023 19 .79 0 .23 2 .56 2 .79 ( 0 .21 ) – ( 0 .21 ) 22 .37
2022 31 .46 0 .31 ( 9 .96 ) ( 9 .65 ) ( 0 .27 ) ( 1 .75 ) ( 2 .02 ) 19 .79
2021 26 .64 0 .17 4 .65 4 .82 – – – 31 .46
R-5 shares
2025 26 .72 0 .31 8 .08 8 .39 ( 0 .04 ) – ( 0 .04 ) 35 .07
2024 22 .52 0 .30 4 .34 4 .64 ( 0 .44 ) – ( 0 .44 ) 26 .72
2023 19 .93 0 .31 2 .56 2 .87 ( 0 .28 ) – ( 0 .28 ) 22 .52
2022 31 .66 0 .40 ( 10 .02 ) ( 9 .62 ) ( 0 .36 ) ( 1 .75 ) ( 2 .11 ) 19 .93
2021 26 .79 0 .26 4 .69 4 .95 ( 0 .08 ) – ( 0 .08 ) 31 .66
R-6 shares
2025 26 .62 0 .37 8 .04 8 .41 ( 0 .09 ) – ( 0 .09 ) 34 .94
2024 22 .47 0 .14 4 .56 4 .70 ( 0 .55 ) – ( 0 .55 ) 26 .62
2023 19 .88 0 .35 2 .58 2 .93 ( 0 .34 ) – ( 0 .34 ) 22 .47
2022 31 .60 0 .44 ( 9 .95 ) ( 9 .51 ) ( 0 .46 ) ( 1 .75 ) ( 2 .21 ) 19 .88
2021 26 .74 0 .36 4 .65 5 .01 ( 0 .15 ) – ( 0 .15 ) 31 .60

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31 .15% (b) $ 81,802 1 .45% (c) ,(d) – % 0 .86% 32 .3%
20 .63 (b) 67,819 1 .46 (c) ,(e) – 1 .06 28 .5
14 .33 (b) 63,629 1 .47 (c) – 1 .20 32 .4
( 32 .46 ) (b) 60,893 1 .55 (c) – 1 .44 34 .7
18 .27 (b) 91,585 1 .56 (c) ,(e) – 0 .63 43 .9
31 .30 (b) 94,926 1 .31 (d) ,(f) 1 .35 (g) 1 .00 32 .3
20 .84 (b) 71,586 1 .31 (e) ,(f) 1 .45 (g) 1 .22 28 .5
14 .46 (b) 65,679 1 .31 (f) 1 .59 (g) 1 .35 32 .4
( 32 .31 ) (b) 61,730 1 .37 (f) 1 .52 (g) 1 .58 34 .7
18 .46 (b) 99,899 1 .38 (e) ,(f) 1 .48 (g) 0 .80 43 .9
31 .57 51,112 1 .11 (c) ,(d) – 1 .25 32 .3
21 .07 31,746 1 .11 (c) ,(e) – 0 .89 28 .5
14 .66 67,145 1 .12 (c) – 1 .54 32 .4
( 32 .20 ) 60,449 1 .20 (c) – 1 .90 34 .7
18 .66 73,485 1 .21 (c) ,(e) – 0 .98 43 .9
30 .99 6,676 1 .56 (d) – 0 .75 32 .3
20 .45 3,762 1 .63 (e) – 0 .88 28 .5
14 .10 4,132 1 .66 – 1 .00 32 .4
( 32 .54 ) 3,733 1 .69 – 1 .23 34 .7
18 .09 6,358 1 .68 (e) – 0 .53 43 .9
31 .43 6,200 1 .25 (d) – 1 .07 32 .3
20 .81 3,027 1 .32 (e) – 1 .20 28 .5
14 .42 4,691 1 .35 – 1 .32 32 .4
( 32 .32 ) 4,563 1 .38 – 1 .60 34 .7
18 .48 8,234 1 .37 (e) – 0 .79 43 .9
31 .70 5,299,251 1 .00 (c) ,(d) – 1 .25 32 .3
21 .16 2,240,199 1 .02 (c) ,(e) – 0 .51 28 .5
14 .81 3,961 1 .04 (c) – 1 .51 32 .4
( 32 .14 ) (h) 2,165 1 .09 (c) – 1 .71 34 .7
18 .79 (h) 4,121 1 .10 (c) ,(e) – 1 .12 43 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2025 $ 9 .04 $ 0 .16 ( $ 0 .04 ) $ 0 .12 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 8 .96
2024 7 .25 0 .16 1 .83 1 .99 ( 0 .20 ) – ( 0 .20 ) 9 .04
2023 7 .69 0 .16 ( 0 .54 ) ( 0 .38 ) ( 0 .06 ) – ( 0 .06 ) 7 .25
2022 10 .83 0 .14 ( 3 .03 ) ( 2 .89 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
Institutional shares
2025 9 .86 0 .21 ( 0 .04 ) 0 .17 ( 0 .23 ) – ( 0 .23 ) 9 .80
2024 7 .90 0 .21 1 .99 2 .20 ( 0 .24 ) – ( 0 .24 ) 9 .86
2023 8 .37 0 .21 ( 0 .58 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .90
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
R-3 shares
2025 9 .78 0 .19 ( 0 .08 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 9 .68
2024 7 .84 0 .15 2 .00 2 .15 ( 0 .21 ) – ( 0 .21 ) 9 .78
2023 8 .31 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .05 ) – ( 0 .05 ) 7 .84
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
R-5 shares
2025 9 .83 0 .19 ( 0 .04 ) 0 .15 ( 0 .22 ) – ( 0 .22 ) 9 .76
2024 7 .87 0 .20 1 .99 2 .19 ( 0 .23 ) – ( 0 .23 ) 9 .83
2023 8 .35 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .08 ) – ( 0 .08 ) 7 .87
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
R-6 shares
2025 9 .87 0 .22 ( 0 .04 ) 0 .18 ( 0 .24 ) – ( 0 .24 ) 9 .81
2024 7 .91 0 .22 1 .99 2 .21 ( 0 .25 ) – ( 0 .25 ) 9 .87
2023 8 .38 0 .22 ( 0 .59 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .91
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .47% (b) $ 48,016 1 .36% 1 .82% 22 .1%
27 .66 (b) 58,008 1 .33 (c) 1 .95 27 .5
( 4 .98 ) (b) 55,011 1 .36 2 .01 24 .3
( 27 .34 ) (b) 82,943 1 .31 1 .45 16 .8
36 .76 (b) 112,900 1 .29 1 .22 25 .9
1 .94 1,015,951 0 .94 (d) 2 .22 22 .1
28 .08 1,044,659 0 .95 (c) ,(d) 2 .33 27 .5
( 4 .54 ) 1,090,278 0 .94 (d) 2 .43 24 .3
( 27 .10 ) 1,422,719 0 .94 (d) 1 .79 16 .8
37 .21 2,394,983 0 .94 (d) 1 .53 25 .9
1 .27 498 1 .46 2 .02 22 .1
27 .53 1,846 1 .46 (c) 1 .62 27 .5
( 5 .13 ) 724 1 .45 1 .88 24 .3
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
1 .66 10,798 1 .15 2 .01 22 .1
27 .97 8,510 1 .15 (c) 2 .13 27 .5
( 4 .84 ) 6,431 1 .14 2 .24 24 .3
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
2 .00 524,726 0 .90 2 .33 22 .1
28 .27 (e) 721,279 0 .90 (c) 2 .39 27 .5
( 4 .59 ) (e) 650,870 0 .89 2 .47 24 .3
( 27 .02 ) 707,703 0 .88 (d) 1 .84 16 .8
37 .35 1,585,562 0 .87 (d) 1 .59 25 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2025 $ 8 .89 $ 0 .32 $ 0 .26 $ 0 .58 ( $ 0 .31 ) ( $ 0 .31 ) $ 9 .16
2024 8 .26 0 .24 0 .64 0 .88 ( 0 .25 ) ( 0 .25 ) 8 .89
2023 8 .62 0 .20 ( 0 .33 ) ( 0 .13 ) ( 0 .23 ) ( 0 .23 ) 8 .26
2022 10 .32 0 .09 ( 1 .66 ) ( 1 .57 ) ( 0 .13 ) ( 0 .13 ) 8 .62
2021 10 .59 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .32
Class J shares
2025 8 .92 0 .31 0 .25 0 .56 ( 0 .30 ) ( 0 .30 ) 9 .18
2024 8 .28 0 .24 0 .64 0 .88 ( 0 .24 ) ( 0 .24 ) 8 .92
2023 8 .64 0 .20 ( 0 .34 ) ( 0 .14 ) ( 0 .22 ) ( 0 .22 ) 8 .28
2022 10 .35 0 .09 ( 1 .68 ) ( 1 .59 ) ( 0 .12 ) ( 0 .12 ) 8 .64
2021 10 .62 0 .03 ( 0 .19 ) ( 0 .16 ) ( 0 .11 ) ( 0 .11 ) 10 .35
Institutional shares
2025 8 .91 0 .34 0 .26 0 .60 ( 0 .34 ) ( 0 .34 ) 9 .17
2024 8 .28 0 .27 0 .63 0 .90 ( 0 .27 ) ( 0 .27 ) 8 .91
2023 8 .63 0 .23 ( 0 .32 ) ( 0 .09 ) ( 0 .26 ) ( 0 .26 ) 8 .28
2022 10 .34 0 .11 ( 1 .67 ) ( 1 .56 ) ( 0 .15 ) ( 0 .15 ) 8 .63
2021 10 .61 0 .06 ( 0 .19 ) ( 0 .13 ) ( 0 .14 ) ( 0 .14 ) 10 .34
R-3 shares
2025 8 .92 0 .30 0 .25 0 .55 ( 0 .29 ) ( 0 .29 ) 9 .18
2024 8 .28 0 .23 0 .64 0 .87 ( 0 .23 ) ( 0 .23 ) 8 .92
2023 8 .64 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .22 ) ( 0 .22 ) 8 .28
2022 10 .34 0 .07 ( 1 .66 ) ( 1 .59 ) ( 0 .11 ) ( 0 .11 ) 8 .64
2021 10 .62 0 .01 ( 0 .19 ) ( 0 .18 ) ( 0 .10 ) ( 0 .10 ) 10 .34
R-5 shares
2025 8 .92 0 .33 0 .26 0 .59 ( 0 .32 ) ( 0 .32 ) 9 .19
2024 8 .29 0 .25 0 .64 0 .89 ( 0 .26 ) ( 0 .26 ) 8 .92
2023 8 .64 0 .22 ( 0 .32 ) ( 0 .10 ) ( 0 .25 ) ( 0 .25 ) 8 .29
2022 10 .35 0 .10 ( 1 .67 ) ( 1 .57 ) ( 0 .14 ) ( 0 .14 ) 8 .64
2021 10 .62 0 .05 ( 0 .19 ) ( 0 .14 ) ( 0 .13 ) ( 0 .13 ) 10 .35

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .67% (b) $ 134,176 0 .80% – % 3 .54% 268 .0%
10 .66 (b) 141,861 0 .81 – 2 .72 233 .7
( 1 .65 ) (b) 145,881 0 .85 – 2 .30 128 .0
( 15 .37 ) (b) 172,969 0 .78 – 0 .94 352 .1
( 1 .44 ) (b) 229,225 0 .77 – 0 .32 343 .7
6 .45 (b) 68,322 0 .87 (c) 0 .87 (d) 3 .46 268 .0
10 .72 (b) 68,059 0 .83 (c) 0 .85 (d) 2 .69 233 .7
( 1 .71 ) (b) 68,323 0 .91 (c) 0 .93 (d) 2 .24 128 .0
( 15 .46 ) (b) 77,181 0 .82 (c) 0 .84 (d) 0 .90 352 .1
( 1 .47 ) (b) 99,128 0 .80 (c) 0 .83 (d) 0 .29 343 .7
6 .82 410,206 0 .53 (e) – 3 .80 268 .0
10 .93 444,116 0 .53 (e) – 2 .99 233 .7
( 1 .22 ) 393,944 0 .53 (e) – 2 .62 128 .0
( 15 .22 ) 500,833 0 .52 (e) – 1 .18 352 .1
( 1 .19 ) 770,058 0 .52 (e) – 0 .58 343 .7
6 .34 3,816 0 .98 (e) – 3 .36 268 .0
10 .56 2,736 0 .98 (e) – 2 .54 233 .7
( 1 .78 ) 3,034 0 .98 (e) – 2 .17 128 .0
( 15 .51 ) 3,656 0 .98 (e) – 0 .73 352 .1
( 1 .74 ) 5,493 0 .98 (e) – 0 .11 343 .7
6 .78 7,974 0 .67 (e) – 3 .67 268 .0
10 .77 5,868 0 .67 (e) – 2 .86 233 .7
( 1 .36 ) 8,534 0 .67 (e) – 2 .48 128 .0
( 15 .33 ) 8,761 0 .67 (e) – 1 .02 352 .1
( 1 .34 ) 16,336 0 .67 (e) – 0 .43 343 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2025 $ 1 .00 $ 0 .04 $ – $ 0 .04 ( $ 0 .04 ) ( $ 0 .04 ) $ 1 .00
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2022 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – – 1 .00
R-6 shares
2025 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023(d) 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
4 .28% $ 746,786 0 .19% (b) 0 .21% (c) 4 .15%
5 .25 352,741 0 .19 (b) 0 .21 (c) 5 .11
4 .71 191,888 0 .15 (b) 0 .16 (c) 3 .71
0 .81 2,979,627 0 .14 (b) 0 .15 (c) 0 .73
0 .00 3,657,679 0 .04 (b) 0 .16 (c) 0 .00
4 .33 4,133,987 0 .14 (b) 0 .16 (c) 4 .22
5 .31 3,389,284 0 .14 (b) 0 .16 (c) 5 .17
4 .35 (e) 2,582,939 0 .14 (b) ,(f) 0 .16 (c) ,(f) 4 .80 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual and/or voluntary expense limit.
(c) Excludes expense reimbursement from Manager.
(d) Period from December 12, 2022, date operations commenced, through October 31, 2023.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2025 $ 6 .83 $ 0 .43 ( $ 0 .03 ) $ 0 .40 ( $ 0 .44 ) ( $ 0 .44 ) $ 6 .79
2024 6 .31 0 .42 0 .52 0 .94 ( 0 .42 ) ( 0 .42 ) 6 .83
2023 6 .29 0 .37 0 .03 0 .40 ( 0 .38 ) ( 0 .38 ) 6 .31
2022 7 .33 0 .32 ( 1 .02 ) ( 0 .70 ) ( 0 .34 ) ( 0 .34 ) 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
Class C shares
2025 6 .93 0 .38 ( 0 .03 ) 0 .35 ( 0 .38 ) ( 0 .38 ) 6 .90
2024 6 .40 0 .37 0 .53 0 .90 ( 0 .37 ) ( 0 .37 ) 6 .93
2023 6 .38 0 .32 0 .02 0 .34 ( 0 .32 ) ( 0 .32 ) 6 .40
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
Institutional shares
2025 6 .76 0 .44 ( 0 .02 ) 0 .42 ( 0 .46 ) ( 0 .46 ) 6 .72
2024 6 .25 0 .43 0 .52 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
R-6 shares
2025 6 .76 0 .45 ( 0 .02 ) 0 .43 ( 0 .47 ) ( 0 .47 ) 6 .72
2024 6 .25 0 .44 0 .51 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .04% (b) $ 398,406 0 .89% 6 .32% 40 .3%
15 .15 (b) 421,065 0 .91 6 .22 39 .1
6 .31 (b) 414,017 0 .94 5 .70 28 .0
( 9 .71 ) (b) 426,999 0 .91 4 .74 33 .1
9 .64 (b) 539,969 0 .91 4 .44 63 .0
5 .26 (b) 19,944 1 .68 5 .54 40 .3
14 .21 (b) 24,716 1 .69 5 .44 39 .1
5 .37 (b) 29,469 1 .75 4 .88 28 .0
( 10 .42 ) (b) 39,928 1 .69 3 .94 33 .1
8 .87 (b) 62,973 1 .64 3 .74 63 .0
6 .41 1,413,016 0 .60 (c) 6 .60 40 .3
15 .48 1,359,544 0 .61 (c) 6 .52 39 .1
6 .55 1,183,194 0 .61 (c) 6 .03 28 .0
( 9 .50 ) (d) 1,140,046 0 .61 (c) 5 .04 33 .1
10 .05 (d) 1,535,963 0 .61 (c) 4 .73 63 .0
6 .51 4,828,028 0 .51 6 .70 40 .3
15 .57 4,045,178 0 .53 6 .56 39 .1
6 .64 687,216 0 .53 6 .13 28 .0
( 9 .42 ) (d) 557,144 0 .52 5 .12 33 .1
10 .15 (d) 757,781 0 .52 (c) 4 .84 63 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2025 $ 7 .40 $ 0 .29 $ 0 .08 $ 0 .37 ( $ 0 .23 ) $ – ( $ 0 .23 ) $ 7 .54
2024 7 .09 0 .23 0 .33 0 .56 ( 0 .25 ) – ( 0 .25 ) 7 .40
2023 7 .63 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .46 ) – ( 0 .46 ) 7 .09
2022 9 .31 0 .53 ( 1 .56 ) ( 1 .03 ) ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 7 .63
2021 8 .83 0 .28 0 .24 0 .52 ( 0 .04 ) – ( 0 .04 ) 9 .31
Institutional shares
2025 7 .88 0 .34 0 .10 0 .44 ( 0 .26 ) – ( 0 .26 ) 8 .06
2024 7 .54 0 .29 0 .33 0 .62 ( 0 .28 ) – ( 0 .28 ) 7 .88
2023 8 .09 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .49 ) – ( 0 .49 ) 7 .54
2022 9 .83 0 .56 ( 1 .62 ) ( 1 .06 ) ( 0 .39 ) ( 0 .29 ) ( 0 .68 ) 8 .09
2021 9 .29 0 .29 0 .30 0 .59 ( 0 .05 ) – ( 0 .05 ) 9 .83
R-3 shares
2025 7 .43 0 .28 0 .10 0 .38 ( 0 .22 ) – ( 0 .22 ) 7 .59
2024 7 .13 0 .22 0 .31 0 .53 ( 0 .23 ) – ( 0 .23 ) 7 .43
2023 7 .67 0 .22 ( 0 .31 ) ( 0 .09 ) ( 0 .45 ) – ( 0 .45 ) 7 .13
2022 9 .34 0 .50 ( 1 .55 ) ( 1 .05 ) ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 7 .67
2021 8 .86 0 .25 0 .26 0 .51 ( 0 .03 ) – ( 0 .03 ) 9 .34
R-5 shares
2025 7 .71 0 .32 0 .07 0 .39 ( 0 .24 ) – ( 0 .24 ) 7 .86
2024 7 .35 0 .25 0 .34 0 .59 ( 0 .23 ) – ( 0 .23 ) 7 .71
2023 7 .90 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .47 ) – ( 0 .47 ) 7 .35
2022 9 .62 0 .54 ( 1 .60 ) ( 1 .06 ) ( 0 .37 ) ( 0 .29 ) ( 0 .66 ) 7 .90
2021 9 .10 0 .29 0 .27 0 .56 ( 0 .04 ) – ( 0 .04 ) 9 .62

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .20% (b) $ 11,859 0 .79% (c) 0 .79% (d) 4 .00% 155 .4%
7 .94 (b) 11,483 0 .73 (c) 0 .75 (d) 3 .13 109 .6
( 1 .18 ) (b) 13,956 0 .78 (c) 0 .80 (d) 3 .37 106 .3
( 11 .90 ) (b) 18,034 0 .73 (c) 0 .75 (d) 6 .29 108 .3
5 .85 (b) 16,550 0 .85 (c) 0 .87 (d) 3 .04 67 .7
5 .78 2,364,710 0 .38 – 4 .38 155 .4
8 .29 2,218,800 0 .39 – 3 .68 109 .6
( 0 .86 ) 1,447,786 0 .40 – 3 .78 106 .3
( 11 .61 ) 1,616,313 0 .39 – 6 .34 108 .3
6 .33 1,471,415 0 .39 – 3 .03 67 .7
5 .26 4,557 0 .95 – 3 .82 155 .4
7 .54 4,656 0 .96 – 2 .97 109 .6
( 1 .31 ) 4,708 0 .96 – 3 .00 106 .3
( 12 .09 ) 6,749 0 .96 – 5 .90 108 .3
5 .80 7,120 0 .96 – 2 .76 67 .7
5 .34 3,347 0 .64 – 4 .16 155 .4
8 .15 1,719 0 .65 – 3 .24 109 .6
( 1 .14 ) 3,492 0 .65 – 3 .48 106 .3
( 11 .83 ) 4,251 0 .65 – 6 .26 108 .3
6 .16 4,114 0 .65 – 3 .06 67 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY FUND
Institutional shares
2025 $ 14 .60 $ 0 .23 $ 3 .28 $ 3 .51 ( $ 0 .47 ) ( $ 1 .30 ) ( $ 1 .77 ) $ 16 .34
2024 12 .01 0 .29 2 .70 2 .99 ( 0 .40 ) – ( 0 .40 ) 14 .60
2023 11 .24 0 .38 0 .74 1 .12 ( 0 .35 ) – ( 0 .35 ) 12 .01
2022 18 .41 0 .41 ( 5 .23 ) ( 4 .82 ) ( 0 .41 ) ( 1 .94 ) ( 2 .35 ) 11 .24
2021 15 .19 0 .44 3 .88 4 .32 ( 0 .21 ) ( 0 .89 ) ( 1 .10 ) 18 .41
R-3 shares
2025 14 .59 0 .18 3 .25 3 .43 ( 0 .47 ) ( 1 .30 ) ( 1 .77 ) 16 .25
2024 11 .99 0 .22 2 .70 2 .92 ( 0 .32 ) – ( 0 .32 ) 14 .59
2023 11 .21 0 .31 0 .75 1 .06 ( 0 .28 ) – ( 0 .28 ) 11 .99
2022 18 .35 0 .34 ( 5 .22 ) ( 4 .88 ) ( 0 .32 ) ( 1 .94 ) ( 2 .26 ) 11 .21
2021 15 .15 0 .38 3 .85 4 .23 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .35
R-5 shares
2025 14 .62 0 .23 3 .26 3 .49 ( 0 .48 ) ( 1 .30 ) ( 1 .78 ) 16 .33
2024 12 .02 0 .27 2 .70 2 .97 ( 0 .37 ) – ( 0 .37 ) 14 .62
2023 11 .26 0 .40 0 .70 1 .10 ( 0 .34 ) – ( 0 .34 ) 12 .02
2022 18 .39 0 .38 ( 5 .23 ) ( 4 .85 ) ( 0 .34 ) ( 1 .94 ) ( 2 .28 ) 11 .26
2021 15 .17 0 .40 3 .90 4 .30 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .39
R-6 shares
2025 14 .60 0 .35 3 .17 3 .52 ( 0 .51 ) ( 1 .30 ) ( 1 .81 ) 16 .31
2024 12 .01 0 .31 2 .69 3 .00 ( 0 .41 ) – ( 0 .41 ) 14 .60
2023 11 .25 0 .39 0 .74 1 .13 ( 0 .37 ) – ( 0 .37 ) 12 .01
2022 18 .41 0 .42 ( 5 .22 ) ( 4 .80 ) ( 0 .42 ) ( 1 .94 ) ( 2 .36 ) 11 .25
2021 15 .19 0 .45 3 .89 4 .34 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .41

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
27 .59% $ 19,871 0 .77% (b) 1 .63% 96 .3%
25 .19 18,176 0 .81 (b) ,(c) 2 .12 158 .0
10 .06 88,447 0 .92 (b) ,(d) 2 .98 65 .8
( 29 .86 ) 88,476 0 .87 (b) 2 .93 60 .5
29 .33 133,135 0 .90 (b) 2 .43 55 .0
27 .02 2,879 1 .20 1 .24 96 .3
24 .58 1,110 1 .29 (c) 1 .56 158 .0
9 .50 969 1 .40 (d) 2 .45 65 .8
( 30 .14 ) 1,649 1 .34 2 .40 60 .5
28 .72 3,029 1 .36 2 .11 55 .0
27 .40 3,473 0 .89 1 .55 96 .3
25 .06 2,462 0 .98 (c) 1 .92 158 .0
9 .81 2,058 1 .09 (d) 3 .09 65 .8
( 29 .95 ) 487 1 .03 2 .73 60 .5
29 .12 (e) 755 1 .05 2 .21 55 .0
27 .75 6,504,278 0 .62 (b) 2 .35 96 .3
25 .30 208,314 0 .71 (b) ,(c) 2 .21 158 .0
10 .09 180,658 0 .82 (b) ,(d) 3 .09 65 .8
( 29 .73 ) 181,468 0 .76 (b) 3 .06 60 .5
29 .47 204,338 0 .79 (b) 2 .51 55 .0
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2025 $ 19 .24 ( $ 0 .07 ) $ 3 .19 $ 3 .12 ( $ 5 .26 ) ( $ 5 .26 ) $ 17 .10
2024 14 .77 ( 0 .05 ) 5 .56 5 .51 ( 1 .04 ) ( 1 .04 ) 19 .24
2023 14 .20 ( 0 .05 ) 2 .14 2 .09 ( 1 .52 ) ( 1 .52 ) 14 .77
2022 23 .75 ( 0 .08 ) ( 6 .95 ) ( 7 .03 ) ( 2 .52 ) ( 2 .52 ) 14 .20
2021 18 .39 ( 0 .11 ) 6 .91 6 .80 ( 1 .44 ) ( 1 .44 ) 23 .75
Class J shares
2025 14 .38 ( 0 .03 ) 2 .20 2 .17 ( 5 .26 ) ( 5 .26 ) 11 .29
2024 11 .25 ( 0 .01 ) 4 .18 4 .17 ( 1 .04 ) ( 1 .04 ) 14 .38
2023 11 .17 ( 0 .02 ) 1 .62 1 .60 ( 1 .52 ) ( 1 .52 ) 11 .25
2022 19 .22 ( 0 .04 ) ( 5 .49 ) ( 5 .53 ) ( 2 .52 ) ( 2 .52 ) 11 .17
2021 15 .10 ( 0 .06 ) 5 .62 5 .56 ( 1 .44 ) ( 1 .44 ) 19 .22
Institutional shares
2025 20 .74 ( 0 .04 ) 3 .52 3 .48 ( 5 .26 ) ( 5 .26 ) 18 .96
2024 15 .82 0 .01 5 .95 5 .96 ( 1 .04 ) ( 1 .04 ) 20 .74
2023 15 .05 ( 0 .01 ) 2 .30 2 .29 ( 1 .52 ) ( 1 .52 ) 15 .82
2022 24 .95 ( 0 .03 ) ( 7 .35 ) ( 7 .38 ) ( 2 .52 ) ( 2 .52 ) 15 .05
2021 19 .20 ( 0 .05 ) 7 .24 7 .19 ( 1 .44 ) ( 1 .44 ) 24 .95
R-3 shares
2025 16 .89 ( 0 .09 ) 2 .71 2 .62 ( 5 .26 ) ( 5 .26 ) 14 .25
2024 13 .11 ( 0 .08 ) 4 .90 4 .82 ( 1 .04 ) ( 1 .04 ) 16 .89
2023 12 .80 ( 0 .07 ) 1 .90 1 .83 ( 1 .52 ) ( 1 .52 ) 13 .11
2022 21 .70 ( 0 .10 ) ( 6 .28 ) ( 6 .38 ) ( 2 .52 ) ( 2 .52 ) 12 .80
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 ( 1 .44 ) ( 1 .44 ) 21 .70
R-5 shares
2025 19 .20 ( 0 .06 ) 3 .20 3 .14 ( 5 .26 ) ( 5 .26 ) 17 .08
2024 14 .73 ( 0 .03 ) 5 .54 5 .51 ( 1 .04 ) ( 1 .04 ) 19 .20
2023 14 .15 ( 0 .03 ) 2 .13 2 .10 ( 1 .52 ) ( 1 .52 ) 14 .73
2022 23 .65 ( 0 .06 ) ( 6 .92 ) ( 6 .98 ) ( 2 .52 ) ( 2 .52 ) 14 .15
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 ( 1 .44 ) ( 1 .44 ) 23 .65
R-6 shares
2025 20 .81 ( 0 .02 ) 3 .53 3 .51 ( 5 .26 ) ( 5 .26 ) 19 .06
2024 15 .85 0 .01 5 .99 6 .00 ( 1 .04 ) ( 1 .04 ) 20 .81
2023 15 .07 0 .01 2 .29 2 .30 ( 1 .52 ) ( 1 .52 ) 15 .85
2022 24 .96 ( 0 .02 ) ( 7 .35 ) ( 7 .37 ) ( 2 .52 ) ( 2 .52 ) 15 .07
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 ( 1 .45 ) ( 1 .45 ) 24 .96

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20 .09% (b) $ 569,409 0 .93% (c) – % ( 0 .45 ) % 34 .7%
38 .80 (b) 533,056 0 .94 (c) – ( 0 .28 ) 39 .6
16 .90 (b) ,(d) 423,684 1 .00 (c) – ( 0 .37 ) 26 .5
( 32 .72 ) (b) 389,907 0 .96 (c) – ( 0 .46 ) 28 .4
38 .72 (b) 632,010 0 .95 (c) – ( 0 .51 ) 23 .1
20 .36 (b) 454,528 0 .78 (e) 0 .80 (f) ( 0 .30 ) 34 .7
39 .04 (b) 424,765 0 .77 (e) 0 .80 (f) ( 0 .11 ) 39 .6
17 .11 (b) ,(d) 319,716 0 .80 (e) 0 .84 (f) ( 0 .17 ) 26 .5
( 32 .65 ) (b) ,(g) 269,806 0 .79 (e) 0 .83 (f) ( 0 .29 ) 28 .4
39 .03 (b) ,(g) 445,587 0 .78 (e) 0 .82 (f) ( 0 .34 ) 23 .1
20 .44 487,852 0 .67 (c) – ( 0 .20 ) 34 .7
39 .08 693,756 0 .67 (c) – 0 .06 39 .6
17 .31 (d) 2,516,629 0 .68 (c) – ( 0 .05 ) 26 .5
( 32 .53 ) 2,371,763 0 .68 (c) – ( 0 .18 ) 28 .4
39 .14 3,460,761 0 .67 (c) – ( 0 .23 ) 23 .1
19 .85 76,190 1 .16 (c) – ( 0 .69 ) 34 .7
38 .43 71,500 1 .16 (c) – ( 0 .50 ) 39 .6
16 .69 (d) 63,841 1 .16 (c) – ( 0 .53 ) 26 .5
( 32 .85 ) (g) 58,977 1 .16 (c) – ( 0 .66 ) 28 .4
38 .54 (g) 102,793 1 .15 (c) – ( 0 .71 ) 23 .1
20 .26 154,277 0 .85 (c) – ( 0 .38 ) 34 .7
38 .91 133,666 0 .85 (c) – ( 0 .18 ) 39 .6
17 .04 (d) 148,543 0 .85 (c) – ( 0 .21 ) 26 .5
( 32 .64 ) 158,035 0 .85 (c) – ( 0 .35 ) 28 .4
38 .94 364,553 0 .84 (c) – ( 0 .40 ) 23 .1
20 .55 6,704,503 0 .59 (c) – ( 0 .11 ) 34 .7
39 .27 8,162,259 0 .59 (c) – 0 .07 39 .6
17 .36 (d) 6,955,555 0 .59 (c) – 0 .04 26 .5
( 32 .47 ) 6,257,991 0 .59 (c) – ( 0 .09 ) 28 .4
39 .24 (g) 9,740,176 0 .59 (c) – ( 0 .15 ) 23 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(e) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2025 $ 28 .11 $ 0 .30 $ 5 .49 $ 5 .79 ( $ 0 .29 ) ( $ 0 .43 ) ( $ 0 .72 ) $ 33 .18
2024 21 .25 0 .30 7 .47 7 .77 ( 0 .27 ) ( 0 .64 ) ( 0 .91 ) 28 .11
2023 19 .91 0 .27 1 .59 1 .86 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 21 .25
2022 26 .67 0 .24 ( 3 .75 ) ( 3 .51 ) ( 0 .20 ) ( 3 .05 ) ( 3 .25 ) 19 .91
2021 20 .14 0 .24 7 .88 8 .12 ( 0 .33 ) ( 1 .26 ) ( 1 .59 ) 26 .67
Class J shares
2025 27 .72 0 .31 5 .40 5 .71 ( 0 .30 ) ( 0 .43 ) ( 0 .73 ) 32 .70
2024 20 .97 0 .32 7 .36 7 .68 ( 0 .29 ) ( 0 .64 ) ( 0 .93 ) 27 .72
2023 19 .65 0 .29 1 .56 1 .85 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 20 .97
2022 26 .36 0 .25 ( 3 .70 ) ( 3 .45 ) ( 0 .21 ) ( 3 .05 ) ( 3 .26 ) 19 .65
2021 19 .93 0 .25 7 .78 8 .03 ( 0 .34 ) ( 1 .26 ) ( 1 .60 ) 26 .36
Institutional shares
2025 28 .15 0 .37 5 .49 5 .86 ( 0 .34 ) ( 0 .43 ) ( 0 .77 ) 33 .24
2024 21 .29 0 .36 7 .46 7 .82 ( 0 .32 ) ( 0 .64 ) ( 0 .96 ) 28 .15
2023 19 .94 0 .33 1 .59 1 .92 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 21 .29
2022 26 .70 0 .29 ( 3 .75 ) ( 3 .46 ) ( 0 .25 ) ( 3 .05 ) ( 3 .30 ) 19 .94
2021 20 .16 0 .30 7 .88 8 .18 ( 0 .38 ) ( 1 .26 ) ( 1 .64 ) 26 .70
R-3 shares
2025 28 .13 0 .20 5 .48 5 .68 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 33 .18
2024 21 .28 0 .22 7 .48 7 .70 ( 0 .21 ) ( 0 .64 ) ( 0 .85 ) 28 .13
2023 19 .91 0 .21 1 .60 1 .81 ( 0 .17 ) ( 0 .27 ) ( 0 .44 ) 21 .28
2022 26 .67 0 .17 ( 3 .76 ) ( 3 .59 ) ( 0 .12 ) ( 3 .05 ) ( 3 .17 ) 19 .91
2021 20 .15 0 .17 7 .87 8 .04 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 26 .67
R-5 shares
2025 28 .67 0 .30 5 .58 5 .88 ( 0 .29 ) ( 0 .43 ) ( 0 .72 ) 33 .83
2024 21 .66 0 .30 7 .62 7 .92 ( 0 .27 ) ( 0 .64 ) ( 0 .91 ) 28 .67
2023 20 .27 0 .28 1 .63 1 .91 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 21 .66
2022 27 .09 0 .24 ( 3 .82 ) ( 3 .58 ) ( 0 .19 ) ( 3 .05 ) ( 3 .24 ) 20 .27
2021 20 .44 0 .24 7 .99 8 .23 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 27 .09

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
21 .03% (b) $ 963,461 0 .31% – % 1 .03% 4 .2%
37 .50 (b) 805,883 0 .33 – 1 .19 2 .3
9 .61 (b) 616,516 0 .42 – 1 .29 5 .9
( 14 .93 ) (b) 544,686 0 .40 – 1 .10 3 .7
42 .29 (b) 651,354 0 .40 – 1 .00 3 .8
21 .08 (b) 1,445,305 0 .27 (c) 0 .27 (d) 1 .08 4 .2
37 .58 (b) 1,244,170 0 .27 (c) 0 .28 (d) 1 .25 2 .3
9 .71 (b) 892,669 0 .34 (c) 0 .36 (d) 1 .37 5 .9
( 14 .87 ) (b) 810,657 0 .34 (c) 0 .36 (d) 1 .15 3 .7
42 .31 (b) 970,126 0 .35 (c) 0 .37 (d) 1 .06 3 .8
21 .32 7,790,209 0 .10 – 1 .24 4 .2
37 .75 5,998,941 0 .11 – 1 .40 2 .3
9 .93 4,143,385 0 .16 – 1 .55 5 .9
( 14 .73 ) 3,639,186 0 .16 – 1 .34 3 .7
42 .61 4,069,356 0 .17 – 1 .27 3 .8
20 .60 197,091 0 .66 – 0 .69 4 .2
37 .03 169,311 0 .67 – 0 .85 2 .3
9 .32 136,914 0 .71 – 1 .00 5 .9
( 15 .21 ) 133,978 0 .72 – 0 .77 3 .7
41 .78 192,913 0 .72 – 0 .70 3 .8
20 .97 446,848 0 .35 – 0 .99 4 .2
37 .47 296,387 0 .36 – 1 .16 2 .3
9 .67 238,426 0 .40 – 1 .31 5 .9
( 14 .94 ) 256,634 0 .41 – 1 .08 3 .7
42 .22 327,673 0 .41 – 0 .99 3 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2025 $ 20 .31 $ 0 .23 $ 1 .11 $ 1 .34 ( $ 0 .23 ) ( $ 1 .33 ) ( $ 1 .56 ) $ 20 .09
2024 16 .27 0 .25 4 .33 4 .58 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 20 .31
2023 18 .01 0 .22 ( 0 .29 ) ( 0 .07 ) ( 0 .24 ) ( 1 .43 ) ( 1 .67 ) 16 .27
2022 20 .70 0 .21 ( 1 .16 ) ( 0 .95 ) ( 0 .14 ) ( 1 .60 ) ( 1 .74 ) 18 .01
2021 14 .67 0 .15 6 .10 6 .25 ( 0 .22 ) – ( 0 .22 ) 20 .70
Institutional shares
2025 20 .76 0 .29 1 .13 1 .42 ( 0 .27 ) ( 1 .33 ) ( 1 .60 ) 20 .58
2024 16 .63 0 .30 4 .42 4 .72 ( 0 .28 ) ( 0 .31 ) ( 0 .59 ) 20 .76
2023 18 .36 0 .28 ( 0 .29 ) ( 0 .01 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 16 .63
2022 21 .07 0 .26 ( 1 .18 ) ( 0 .92 ) ( 0 .19 ) ( 1 .60 ) ( 1 .79 ) 18 .36
2021 14 .94 0 .21 6 .19 6 .40 ( 0 .27 ) – ( 0 .27 ) 21 .07
R-3 shares
2025 22 .05 0 .18 1 .23 1 .41 ( 0 .19 ) ( 1 .33 ) ( 1 .52 ) 21 .94
2024 17 .64 0 .21 4 .69 4 .90 ( 0 .18 ) ( 0 .31 ) ( 0 .49 ) 22 .05
2023 19 .36 0 .19 ( 0 .30 ) ( 0 .11 ) ( 0 .18 ) ( 1 .43 ) ( 1 .61 ) 17 .64
2022 22 .13 0 .16 ( 1 .24 ) ( 1 .08 ) ( 0 .09 ) ( 1 .60 ) ( 1 .69 ) 19 .36
2021 15 .67 0 .10 6 .53 6 .63 ( 0 .17 ) – ( 0 .17 ) 22 .13
R-5 shares
2025 20 .97 0 .24 1 .14 1 .38 ( 0 .22 ) ( 1 .33 ) ( 1 .55 ) 20 .80
2024 16 .80 0 .26 4 .46 4 .72 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 20 .97
2023 18 .52 0 .23 ( 0 .28 ) ( 0 .05 ) ( 0 .24 ) ( 1 .43 ) ( 1 .67 ) 16 .80
2022 21 .22 0 .22 ( 1 .20 ) ( 0 .98 ) ( 0 .12 ) ( 1 .60 ) ( 1 .72 ) 18 .52
2021 15 .04 0 .16 6 .25 6 .41 ( 0 .23 ) – ( 0 .23 ) 21 .22

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .28% (b) $ 86,965 0 .91% (c) 0 .95% (d) 1 .19% 60 .5%
28 .69 (b) 88,878 0 .93 (c) 1 .01 (d) 1 .36 41 .1
( 0 .46 ) (b) 76,888 1 .00 (c) 1 .09 (d) 1 .31 44 .9
( 4 .80 ) (b) 82,605 0 .97 (c) 1 .06 (d) 1 .13 42 .6
42 .96 (b) 84,871 0 .98 (c) 1 .07 (d) 0 .82 46 .3
7 .54 2,767,672 0 .67 (e) – 1 .45 60 .5
28 .97 3,682,407 0 .70 (e) – 1 .57 41 .1
( 0 .13 ) 2,556,406 0 .72 (e) – 1 .59 44 .9
( 4 .56 ) 2,634,970 0 .70 (e) – 1 .39 42 .6
43 .27 3,457,999 0 .70 (e) – 1 .07 46 .3
7 .00 9,191 1 .23 (e) – 0 .88 60 .5
28 .19 6,886 1 .26 (e) – 1 .03 41 .1
( 0 .67 ) 5,941 1 .27 (e) – 1 .04 44 .9
( 5 .11 ) 6,078 1 .26 (e) – 0 .83 42 .6
42 .56 7,133 1 .27 (e) – 0 .52 46 .3
7 .24 4,891 0 .92 (e) – 1 .20 60 .5
28 .61 5,485 0 .95 (e) – 1 .36 41 .1
( 0 .34 ) 5,618 0 .96 (e) – 1 .34 44 .9
( 4 .81 ) 5,432 0 .95 (e) – 1 .15 42 .6
42 .94 8,722 0 .96 (e) – 0 .84 46 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2025 $ 43 .52 ( $ 0 .12 ) $ 1 .17 $ 1 .05 $ – ( $ 1 .40 ) ( $ 1 .40 ) $ 43 .17
2024 31 .74 0 .07 12 .66 12 .73 – ( 0 .95 ) ( 0 .95 ) 43 .52
2023 30 .71 ( 0 .10 ) 2 .12 2 .02 – ( 0 .99 ) ( 0 .99 ) 31 .74
2022 42 .87 ( 0 .09 ) ( 8 .74 ) ( 8 .83 ) – ( 3 .33 ) ( 3 .33 ) 30 .71
2021 30 .19 ( 0 .19 ) 13 .26 13 .07 – ( 0 .39 ) ( 0 .39 ) 42 .87
Class C shares
2025 36 .12 ( 0 .40 ) 0 .99 0 .59 – ( 1 .40 ) ( 1 .40 ) 35 .31
2024 26 .69 ( 0 .21 ) 10 .59 10 .38 – ( 0 .95 ) ( 0 .95 ) 36 .12
2023 26 .19 ( 0 .31 ) 1 .80 1 .49 – ( 0 .99 ) ( 0 .99 ) 26 .69
2022 37 .32 ( 0 .31 ) ( 7 .49 ) ( 7 .80 ) – ( 3 .33 ) ( 3 .33 ) 26 .19
2021 26 .51 ( 0 .39 ) 11 .59 11 .20 – ( 0 .39 ) ( 0 .39 ) 37 .32
Class J shares
2025 41 .73 ( 0 .07 ) 1 .15 1 .08 ( 0 .03 ) ( 1 .40 ) ( 1 .43 ) 41 .38
2024 30 .43 0 .12 12 .13 12 .25 – ( 0 .95 ) ( 0 .95 ) 41 .73
2023 29 .44 ( 0 .05 ) 2 .03 1 .98 – ( 0 .99 ) ( 0 .99 ) 30 .43
2022 41 .18 ( 0 .04 ) ( 8 .37 ) ( 8 .41 ) – ( 3 .33 ) ( 3 .33 ) 29 .44
2021 28 .96 ( 0 .12 ) 12 .73 12 .61 – ( 0 .39 ) ( 0 .39 ) 41 .18
Institutional shares
2025 45 .49 ( 0 .02 ) 1 .23 1 .21 ( 0 .06 ) ( 1 .40 ) ( 1 .46 ) 45 .24
2024 33 .08 0 .17 13 .20 13 .37 ( 0 .01 ) ( 0 .95 ) ( 0 .96 ) 45 .49
2023 31 .88 ( 0 .01 ) 2 .20 2 .19 – ( 0 .99 ) ( 0 .99 ) 33 .08
2022 44 .26 – ( 9 .05 ) ( 9 .05 ) – ( 3 .33 ) ( 3 .33 ) 31 .88
2021 31 .08 ( 0 .09 ) 13 .66 13 .57 – ( 0 .39 ) ( 0 .39 ) 44 .26
R-3 shares
2025 41 .79 ( 0 .25 ) 1 .17 0 .92 ( 0 .01 ) ( 1 .40 ) ( 1 .41 ) 41 .30
2024 30 .58 ( 0 .03 ) 12 .19 12 .16 – ( 0 .95 ) ( 0 .95 ) 41 .79
2023 29 .68 ( 0 .16 ) 2 .05 1 .89 – ( 0 .99 ) ( 0 .99 ) 30 .58
2022 41 .63 ( 0 .16 ) ( 8 .46 ) ( 8 .62 ) – ( 3 .33 ) ( 3 .33 ) 29 .68
2021 29 .38 ( 0 .26 ) 12 .90 12 .64 – ( 0 .39 ) ( 0 .39 ) 41 .63
R-5 shares
2025 44 .34 ( 0 .12 ) 1 .25 1 .13 – ( 1 .40 ) ( 1 .40 ) 44 .07
2024 32 .31 0 .10 12 .88 12 .98 – ( 0 .95 ) ( 0 .95 ) 44 .34
2023 31 .21 ( 0 .07 ) 2 .16 2 .09 – ( 0 .99 ) ( 0 .99 ) 32 .31
2022 43 .47 ( 0 .06 ) ( 8 .87 ) ( 8 .93 ) – ( 3 .33 ) ( 3 .33 ) 31 .21
2021 30 .57 ( 0 .15 ) 13 .44 13 .29 – ( 0 .39 ) ( 0 .39 ) 43 .47
R-6 shares
2025 45 .56 0 .02 1 .23 1 .25 ( 0 .09 ) ( 1 .40 ) ( 1 .49 ) 45 .32
2024 33 .13 0 .21 13 .21 13 .42 ( 0 .04 ) ( 0 .95 ) ( 0 .99 ) 45 .56
2023 31 .90 0 .01 2 .21 2 .22 – ( 0 .99 ) ( 0 .99 ) 33 .13
2022 44 .26 0 .03 ( 9 .06 ) ( 9 .03 ) – ( 3 .33 ) ( 3 .33 ) 31 .90
2021 31 .05 ( 0 .06 ) 13 .66 13 .60 – ( 0 .39 ) ( 0 .39 ) 44 .26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .28% (b) $ 1,893,507 0 .90% – % ( 0 .28 ) % 13 .7%
40 .69 (b) 1,994,144 0 .91 – 0 .18 10 .5
6 .62 (b) 1,590,186 0 .95 – ( 0 .30 ) 10 .1
( 22 .25 ) (b) 1,591,916 0 .94 – ( 0 .27 ) 14 .1
43 .63 (b) 2,198,683 0 .93 – ( 0 .50 ) 12 .4
1 .45 (b) 29,747 1 .71 – ( 1 .10 ) 13 .7
39 .55 (b) 34,593 1 .72 – ( 0 .64 ) 10 .5
5 .71 (b) 29,926 1 .78 – ( 1 .13 ) 10 .1
( 22 .84 ) (b) 40,097 1 .72 – ( 1 .06 ) 14 .1
42 .62 (b) 72,682 1 .67 – ( 1 .21 ) 12 .4
2 .45 (b) 471,374 0 .76 (c) 0 .76 (d) ( 0 .15 ) 13 .7
40 .87 (b) 385,523 0 .76 (c) 0 .78 (d) 0 .32 10 .5
6 .78 (b) 293,360 0 .80 (c) 0 .82 (d) ( 0 .16 ) 10 .1
( 22 .13 ) (b) 292,151 0 .79 (c) 0 .81 (d) ( 0 .12 ) 14 .1
43 .85 (b) ,(e) 407,907 0 .78 (c) 0 .80 (d) ( 0 .34 ) 12 .4
2 .54 15,681,298 0 .67 – ( 0 .04 ) 13 .7
41 .00 13,863,432 0 .67 – 0 .41 10 .5
6 .92 9,079,129 0 .68 – ( 0 .04 ) 10 .1
( 22 .05 ) (e) 10,110,818 0 .67 (f) – 0 .00 14 .1
44 .03 (e) 15,790,247 0 .67 (f) – ( 0 .24 ) 12 .4
2 .06 164,861 1 .13 – ( 0 .60 ) 13 .7
40 .36 51,069 1 .14 – ( 0 .07 ) 10 .5
6 .41 40,789 1 .15 – ( 0 .51 ) 10 .1
( 22 .42 ) 44,432 1 .15 – ( 0 .49 ) 14 .1
43 .32 (e) 73,376 1 .15 – ( 0 .71 ) 12 .4
2 .43 235,966 0 .82 – ( 0 .26 ) 13 .7
40 .75 281,715 0 .83 – 0 .24 10 .5
6 .74 219,018 0 .84 – ( 0 .21 ) 10 .1
( 22 .16 ) 296,351 0 .84 – ( 0 .17 ) 14 .1
43 .76 (e) 427,065 0 .84 – ( 0 .40 ) 12 .4
2 .63 13,049,550 0 .57 – 0 .05 13 .7
41 .11 11,302,031 0 .59 – 0 .50 10 .5
7 .01 6,835,701 0 .60 (f) – 0 .04 10 .1
( 21 .98 ) 5,989,509 0 .59 (f) – 0 .09 14 .1
44 .13 5,220,374 0 .59 (f) – ( 0 .15 ) 12 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2025 $ 23 .74 $ 0 .25 $ 1 .00 $ 1 .25 ( $ 0 .29 ) ( $ 2 .76 ) ( $ 3 .05 ) $ 21 .94
2024 18 .60 0 .27 5 .65 5 .92 ( 0 .26 ) ( 0 .52 ) ( 0 .78 ) 23 .74
2023 20 .31 0 .24 ( 0 .52 ) ( 0 .28 ) ( 0 .24 ) ( 1 .19 ) ( 1 .43 ) 18 .60
2022 25 .15 0 .24 ( 3 .04 ) ( 2 .80 ) ( 0 .25 ) ( 1 .79 ) ( 2 .04 ) 20 .31
2021 18 .23 0 .26 8 .18 8 .44 ( 0 .21 ) ( 1 .31 ) ( 1 .52 ) 25 .15
Institutional shares
2025 24 .79 0 .29 1 .06 1 .35 ( 0 .32 ) ( 2 .76 ) ( 3 .08 ) 23 .06
2024 19 .39 0 .31 5 .90 6 .21 ( 0 .29 ) ( 0 .52 ) ( 0 .81 ) 24 .79
2023 21 .11 0 .28 ( 0 .54 ) ( 0 .26 ) ( 0 .27 ) ( 1 .19 ) ( 1 .46 ) 19 .39
2022 26 .06 0 .28 ( 3 .16 ) ( 2 .88 ) ( 0 .28 ) ( 1 .79 ) ( 2 .07 ) 21 .11
2021 18 .84 0 .31 8 .46 8 .77 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 26 .06
R-3 shares
2025 25 .40 0 .19 1 .08 1 .27 ( 0 .21 ) ( 2 .76 ) ( 2 .97 ) 23 .70
2024 19 .86 0 .21 6 .03 6 .24 ( 0 .18 ) ( 0 .52 ) ( 0 .70 ) 25 .40
2023 21 .57 0 .19 ( 0 .54 ) ( 0 .35 ) ( 0 .17 ) ( 1 .19 ) ( 1 .36 ) 19 .86
2022 26 .57 0 .18 ( 3 .24 ) ( 3 .06 ) ( 0 .15 ) ( 1 .79 ) ( 1 .94 ) 21 .57
2021 19 .19 0 .19 8 .64 8 .83 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 26 .57
R-5 shares
2025 25 .90 0 .26 1 .10 1 .36 ( 0 .29 ) ( 2 .76 ) ( 3 .05 ) 24 .21
2024 20 .22 0 .28 6 .17 6 .45 ( 0 .25 ) ( 0 .52 ) ( 0 .77 ) 25 .90
2023 21 .95 0 .26 ( 0 .57 ) ( 0 .31 ) ( 0 .23 ) ( 1 .19 ) ( 1 .42 ) 20 .22
2022 27 .00 0 .25 ( 3 .28 ) ( 3 .03 ) ( 0 .23 ) ( 1 .79 ) ( 2 .02 ) 21 .95
2021 19 .48 0 .27 8 .76 9 .03 ( 0 .20 ) ( 1 .31 ) ( 1 .51 ) 27 .00
R-6 shares
2025 24 .78 0 .31 1 .05 1 .36 ( 0 .33 ) ( 2 .76 ) ( 3 .09 ) 23 .05
2024 19 .39 0 .33 5 .89 6 .22 ( 0 .31 ) ( 0 .52 ) ( 0 .83 ) 24 .78
2023 21 .11 0 .30 ( 0 .54 ) ( 0 .24 ) ( 0 .29 ) ( 1 .19 ) ( 1 .48 ) 19 .39
2022 26 .05 0 .30 ( 3 .15 ) ( 2 .85 ) ( 0 .30 ) ( 1 .79 ) ( 2 .09 ) 21 .11
2021 18 .83 0 .32 8 .46 8 .78 ( 0 .25 ) ( 1 .31 ) ( 1 .56 ) 26 .05

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .96% (b) $ 147,752 0 .38% (c) 0 .38% (d) 1 .15% 16 .2%
32 .43 (b) 153,543 0 .36 (c) 0 .38 (d) 1 .23 19 .9
( 1 .41 ) (b) 122,039 0 .40 (c) 0 .42 (d) 1 .21 20 .4
( 11 .85 ) (b) 127,212 0 .39 (c) 0 .41 (d) 1 .12 20 .9
48 .22 (b) 151,143 0 .39 (c) 0 .41 (d) 1 .11 19 .2
6 .10 221,252 0 .25 – 1 .28 16 .2
32 .61 213,290 0 .25 – 1 .35 19 .9
( 1 .25 ) 183,105 0 .25 – 1 .36 20 .4
( 11 .73 ) 188,790 0 .23 – 1 .27 20 .9
48 .45 251,222 0 .22 – 1 .27 19 .2
5 .59 63,217 0 .73 – 0 .80 16 .2
31 .92 66,175 0 .73 – 0 .87 19 .9
( 1 .70 ) 59,228 0 .73 – 0 .88 20 .4
( 12 .15 ) 67,797 0 .73 – 0 .77 20 .9
47 .71 88,428 0 .73 – 0 .76 19 .2
5 .88 112,221 0 .42 – 1 .11 16 .2
32 .42 90,491 0 .42 – 1 .18 19 .9
( 1 .45 ) 76,662 0 .42 – 1 .19 20 .4
( 11 .87 ) 95,818 0 .42 – 1 .08 20 .9
48 .14 122,169 0 .42 – 1 .08 19 .2
6 .19 665,695 0 .16 – 1 .36 16 .2
32 .67 701,967 0 .16 – 1 .45 19 .9
( 1 .18 ) 740,171 0 .16 – 1 .44 20 .4
( 11 .64 ) 712,153 0 .16 (e) – 1 .36 20 .9
48 .58 740,456 0 .16 (e) – 1 .34 19 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2025 $ 18 .40 $ 0 .12 $ 0 .13 $ 0 .25 ( $ 0 .19 ) ( $ 2 .52 ) ( $ 2 .71 ) $ 15 .94
2024 14 .89 0 .14 4 .06 4 .20 ( 0 .15 ) ( 0 .54 ) ( 0 .69 ) 18 .40
2023 16 .23 0 .15 ( 0 .45 ) ( 0 .30 ) ( 0 .16 ) ( 0 .88 ) ( 1 .04 ) 14 .89
2022 18 .93 0 .18 ( 0 .92 ) ( 0 .74 ) ( 0 .16 ) ( 1 .80 ) ( 1 .96 ) 16 .23
2021 12 .76 0 .16 6 .14 6 .30 ( 0 .13 ) – ( 0 .13 ) 18 .93
Class J shares
2025 18 .19 0 .15 0 .12 0 .27 ( 0 .22 ) ( 2 .52 ) ( 2 .74 ) 15 .72
2024 14 .72 0 .18 4 .02 4 .20 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 18 .19
2023 16 .06 0 .18 ( 0 .45 ) ( 0 .27 ) ( 0 .19 ) ( 0 .88 ) ( 1 .07 ) 14 .72
2022 18 .74 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .19 ) ( 1 .80 ) ( 1 .99 ) 16 .06
2021 12 .65 0 .19 6 .08 6 .27 ( 0 .18 ) – ( 0 .18 ) 18 .74
Institutional shares
2025 18 .48 0 .19 0 .11 0 .30 ( 0 .24 ) ( 2 .52 ) ( 2 .76 ) 16 .02
2024 14 .95 0 .21 4 .08 4 .29 ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 18 .48
2023 16 .29 0 .22 ( 0 .46 ) ( 0 .24 ) ( 0 .22 ) ( 0 .88 ) ( 1 .10 ) 14 .95
2022 18 .98 0 .25 ( 0 .93 ) ( 0 .68 ) ( 0 .21 ) ( 1 .80 ) ( 2 .01 ) 16 .29
2021 12 .81 0 .22 6 .16 6 .38 ( 0 .21 ) – ( 0 .21 ) 18 .98
R-3 shares
2025 18 .08 0 .10 0 .12 0 .22 ( 0 .18 ) ( 2 .52 ) ( 2 .70 ) 15 .60
2024 14 .65 0 .12 3 .99 4 .11 ( 0 .14 ) ( 0 .54 ) ( 0 .68 ) 18 .08
2023 15 .98 0 .13 ( 0 .44 ) ( 0 .31 ) ( 0 .14 ) ( 0 .88 ) ( 1 .02 ) 14 .65
2022 18 .65 0 .16 ( 0 .90 ) ( 0 .74 ) ( 0 .13 ) ( 1 .80 ) ( 1 .93 ) 15 .98
2021 12 .60 0 .14 6 .05 6 .19 ( 0 .14 ) – ( 0 .14 ) 18 .65
R-5 shares
2025 18 .31 0 .15 0 .12 0 .27 ( 0 .22 ) ( 2 .52 ) ( 2 .74 ) 15 .84
2024 14 .82 0 .17 4 .05 4 .22 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 18 .31
2023 16 .16 0 .18 ( 0 .45 ) ( 0 .27 ) ( 0 .19 ) ( 0 .88 ) ( 1 .07 ) 14 .82
2022 18 .85 0 .21 ( 0 .91 ) ( 0 .70 ) ( 0 .19 ) ( 1 .80 ) ( 1 .99 ) 16 .16
2021 12 .72 0 .19 6 .12 6 .31 ( 0 .18 ) – ( 0 .18 ) 18 .85
R-6 shares
2025 18 .53 0 .19 0 .12 0 .31 ( 0 .25 ) ( 2 .52 ) ( 2 .77 ) 16 .07
2024 15 .00 0 .22 4 .08 4 .30 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 18 .53
2023 16 .33 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .23 ) ( 0 .88 ) ( 1 .11 ) 15 .00
2022 19 .02 0 .26 ( 0 .92 ) ( 0 .66 ) ( 0 .23 ) ( 1 .80 ) ( 2 .03 ) 16 .33
2021 12 .84 0 .24 6 .16 6 .40 ( 0 .22 ) – ( 0 .22 ) 19 .02

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1 .91% (b) $ 46,944 1 .06% (c) – % 0 .77% 79 .6%
28 .83 (b) 47,518 1 .05 (c) – 0 .83 55 .3
( 2 .02 ) (b) 40,844 1 .12 (c) – 0 .93 49 .9
( 4 .18 ) (b) 46,917 1 .09 (c) – 1 .06 51 .1
49 .69 (b) 42,833 1 .10 (c) – 0 .90 53 .5
2 .06 (b) 170,931 0 .87 (d) 0 .89 (e) 0 .95 79 .6
29 .20 (b) 188,451 0 .84 (d) 0 .88 (e) 1 .04 55 .3
( 1 .85 ) (b) 162,873 0 .90 (d) 0 .94 (e) 1 .16 49 .9
( 3 .97 ) (b) 180,636 0 .88 (d) 0 .92 (e) 1 .27 51 .1
49 .98 (b) 190,633 0 .89 (d) 0 .93 (e) 1 .11 53 .5
2 .23 864,142 0 .69 (c) – 1 .15 79 .6
29 .40 1,282,618 0 .69 (c) – 1 .20 55 .3
( 1 .64 ) 1,076,199 0 .69 (c) – 1 .36 49 .9
( 3 .82 ) 1,106,800 0 .69 (c) – 1 .49 51 .1
50 .23 349,246 0 .72 (c) – 1 .29 53 .5
1 .74 12,331 1 .20 (c) – 0 .62 79 .6
28 .68 11,020 1 .19 (c) – 0 .69 55 .3
( 2 .12 ) 10,065 1 .19 (c) – 0 .86 49 .9
( 4 .26 ) 11,582 1 .19 (c) – 0 .95 51 .1
49 .47 13,975 1 .20 (c) – 0 .81 53 .5
2 .05 31,004 0 .89 (c) – 0 .93 79 .6
29 .14 29,770 0 .88 (c) – 1 .01 55 .3
( 1 .82 ) 28,298 0 .88 (c) – 1 .17 49 .9
( 4 .00 ) 28,272 0 .88 (c) – 1 .27 51 .1
50 .02 29,746 0 .89 (c) – 1 .12 53 .5
2 .28 1,145,435 0 .64 (c) – 1 .19 79 .6
29 .39 1,271,063 0 .63 (c) – 1 .28 55 .3
( 1 .51 ) 2,089,882 0 .62 (c) – 1 .43 49 .9
( 3 .78 ) (f) 2,249,267 0 .62 (c) – 1 .53 51 .1
50 .41 (f) 2,312,305 0 .63 (c) – 1 .38 53 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value, End
of Period
MONEY MARKET FUND
Class A shares
2025 $ 1 .00 $ 0 .04 $ 0 .04 ( $ 0 .04 ) ( $ 0 .04 ) $ 1 .00
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
Class J shares
2025 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
4 .12% (b) $ 348,977 0 .46% (c) 0 .46% (d) 4 .02%
5 .08 (b) 348,944 0 .47 (c) 0 .47 (d) 4 .96
4 .53 (b) 341,831 0 .49 (c) 0 .49 (d) 4 .43
0 .63 (b) 352,832 0 .50 (c) 0 .54 (d) 0 .67
0 .00 (b) 293,949 0 .12 (c) 0 .55 (d) 0 .00
4 .15 (b) 728,054 0 .43 (e) 0 .58 (f) 4 .05
5 .12 (b) 700,884 0 .43 (e) 0 .58 (f) 5 .00
4 .58 (b) 654,501 0 .45 (e) 0 .60 (f) 4 .48
0 .64 (b) 625,829 0 .49 (e) 0 .64 (f) 0 .76
0 .00 (b) 411,033 0 .12 (e) 0 .66 (f) 0 .00
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual and/or voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Subject to Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2025 $ 11 .15 $ 0 .28 $ 2 .28 $ 2 .56 ( $ 0 .51 ) ( $ 1 .08 ) ( $ 1 .59 ) $ 12 .12
2024 10 .03 0 .31 1 .48 1 .79 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 11 .15
2023 8 .90 0 .30 1 .59 1 .89 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .03
2022 11 .44 0 .26 ( 1 .98 ) ( 1 .72 ) ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
R-3 shares
2025 10 .97 0 .25 2 .23 2 .48 ( 0 .39 ) ( 1 .08 ) ( 1 .47 ) 11 .98
2024 9 .88 0 .25 1 .46 1 .71 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 10 .97
2023 8 .78 0 .24 1 .57 1 .81 ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 9 .88
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
27 .66% $ 1,639,934 0 .91% (b) 2 .57% 77 .5%
18 .27 1,157,795 0 .90 (b) 2 .83 48 .0
22 .01 2,143,073 0 .97 (b) 2 .86 59 .3
( 16 .05 ) 1,703,672 0 .97 (b) 2 .56 62 .2
43 .48 2,927,281 0 .94 (b) 1 .79 54 .8
26 .92 826 1 .46 (b) 2 .34 77 .5
17 .68 271 1 .45 (b) 2 .37 48 .0
21 .27 717 1 .52 (b) 2 .31 59 .3
( 16 .52 ) 464 1 .52 (b) 2 .01 62 .2
42 .73 604 1 .49 (b) 1 .29 54 .8
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2025 $ 80 .71 $ 0 .24 $ 13 .84 $ 14 .08 ( $ 0 .37 ) ( $ 3 .79 ) ( $ 4 .16 ) $ 90 .63
2024 58 .41 0 .44 22 .33 22 .77 ( 0 .47 ) – ( 0 .47 ) 80 .71
2023 53 .59 0 .44 4 .75 5 .19 ( 0 .37 ) – ( 0 .37 ) 58 .41
2022 68 .28 0 .38 ( 8 .95 ) ( 8 .57 ) ( 0 .27 ) ( 5 .85 ) ( 6 .12 ) 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
Institutional shares
2025 83 .89 0 .49 14 .40 14 .89 ( 0 .58 ) ( 3 .79 ) ( 4 .37 ) 94 .41
2024 60 .69 0 .67 23 .19 23 .86 ( 0 .66 ) – ( 0 .66 ) 83 .89
2023 55 .67 0 .64 4 .93 5 .57 ( 0 .55 ) – ( 0 .55 ) 60 .69
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
R-3 shares
2025 80 .68 0 .03 13 .82 13 .85 ( 0 .24 ) ( 3 .79 ) ( 4 .03 ) 90 .50
2024 58 .45 0 .24 22 .36 22 .60 ( 0 .37 ) – ( 0 .37 ) 80 .68
2023 53 .61 0 .30 4 .77 5 .07 ( 0 .23 ) – ( 0 .23 ) 58 .45
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
R-5 shares
2025 82 .68 0 .29 14 .18 14 .47 ( 0 .43 ) ( 3 .79 ) ( 4 .22 ) 92 .93
2024 59 .83 0 .50 22 .86 23 .36 ( 0 .51 ) – ( 0 .51 ) 82 .68
2023 54 .88 0 .49 4 .87 5 .36 ( 0 .41 ) – ( 0 .41 ) 59 .83
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .18% (b) $ 1,520,610 0 .73% 0 .29% 55 .8%
39 .15 (b) 1,405,974 0 .74 0 .60 41 .4
9 .75 (b) 1,085,264 0 .78 0 .76 48 .2
( 13 .77 ) (b) ,(c) 1,037,510 0 .77 0 .66 49 .5
40 .26 (b) ,(c) 1,288,915 0 .80 0 .59 29 .9
18 .52 (c) 3,566,464 0 .45 0 .57 55 .8
39 .55 3,171,457 0 .45 0 .88 41 .4
10 .12 2,351,308 0 .46 1 .07 48 .2
( 13 .51 ) (c) 2,022,614 0 .46 0 .97 49 .5
40 .71 (c) 961,957 0 .49 (d) 0 .90 29 .9
17 .88 (c) 51,979 0 .99 0 .03 55 .8
38 .81 41,756 0 .99 0 .32 41 .4
9 .51 24,142 1 .01 0 .52 48 .2
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
18 .23 43,314 0 .68 0 .35 55 .8
39 .24 35,981 0 .68 0 .66 41 .4
9 .85 31,171 0 .70 0 .83 48 .2
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2025 $ 8 .89 $ 0 .27 $ 0 .53 $ 0 .80 ( $ 0 .28 ) ( $ 0 .31 ) ( $ 0 .59 ) $ 9 .10
2024 7 .96 0 .27 1 .05 1 .32 ( 0 .25 ) ( 0 .14 ) ( 0 .39 ) 8 .89
2023 8 .28 0 .24 0 .07 0 .31 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 7 .96
2022 10 .57 0 .29 ( 1 .78 ) ( 1 .49 ) ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
R-3 shares
2025 8 .59 0 .22 0 .50 0 .72 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 8 .77
2024 7 .70 0 .21 1 .02 1 .23 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 8 .59
2023 8 .02 0 .19 0 .07 0 .26 ( 0 .17 ) ( 0 .41 ) ( 0 .58 ) 7 .70
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
R-5 shares
2025 8 .71 0 .25 0 .51 0 .76 ( 0 .26 ) ( 0 .31 ) ( 0 .57 ) 8 .90
2024 7 .80 0 .25 1 .03 1 .28 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 8 .71
2023 8 .13 0 .22 0 .06 0 .28 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 7 .80
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .60% $ 171,205 0 .03% 3 .14% 27 .3%
17 .00 198,424 0 .02 3 .13 30 .8
3 .80 204,780 0 .02 2 .98 14 .5
( 15 .15 ) 223,930 0 .02 3 .16 29 .2
15 .48 304,277 0 .02 1 .91 28 .3
8 .95 13,511 0 .58 2 .59 27 .3
16 .35 14,578 0 .58 2 .57 30 .8
3 .21 16,887 0 .58 2 .41 14 .5
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
9 .36 19,319 0 .27 2 .92 27 .3
16 .80 13,193 0 .27 2 .94 30 .8
3 .44 17,102 0 .27 2 .74 14 .5
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2025 $ 13 .00 $ 0 .33 $ 0 .88 $ 1 .21 ( $ 0 .33 ) ( $ 0 .53 ) ( $ 0 .86 ) $ 13 .35
2024 11 .52 0 .33 1 .72 2 .05 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 13 .00
2023 12 .14 0 .29 0 .14 0 .43 ( 0 .25 ) ( 0 .80 ) ( 1 .05 ) 11 .52
2022 15 .80 0 .38 ( 2 .74 ) ( 2 .36 ) ( 0 .33 ) ( 0 .97 ) ( 1 .30 ) 12 .14
2021 14 .07 0 .23 2 .30 2 .53 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .80
Class J shares
2025 12 .78 0 .35 0 .85 1 .20 ( 0 .35 ) ( 0 .53 ) ( 0 .88 ) 13 .10
2024 11 .33 0 .35 1 .70 2 .05 ( 0 .33 ) ( 0 .27 ) ( 0 .60 ) 12 .78
2023 11 .96 0 .31 0 .14 0 .45 ( 0 .28 ) ( 0 .80 ) ( 1 .08 ) 11 .33
2022 15 .59 0 .41 ( 2 .72 ) ( 2 .31 ) ( 0 .35 ) ( 0 .97 ) ( 1 .32 ) 11 .96
2021 13 .89 0 .25 2 .28 2 .53 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 15 .59
Institutional shares
2025 12 .89 0 .38 0 .86 1 .24 ( 0 .37 ) ( 0 .53 ) ( 0 .90 ) 13 .23
2024 11 .43 0 .37 1 .71 2 .08 ( 0 .35 ) ( 0 .27 ) ( 0 .62 ) 12 .89
2023 12 .06 0 .33 0 .14 0 .47 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 11 .43
2022 15 .70 0 .44 ( 2 .73 ) ( 2 .29 ) ( 0 .38 ) ( 0 .97 ) ( 1 .35 ) 12 .06
2021 13 .99 0 .28 2 .28 2 .56 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 15 .70
R-3 shares
2025 12 .70 0 .30 0 .86 1 .16 ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 13 .02
2024 11 .27 0 .30 1 .68 1 .98 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 12 .70
2023 11 .89 0 .26 0 .14 0 .40 ( 0 .22 ) ( 0 .80 ) ( 1 .02 ) 11 .27
2022 15 .49 0 .36 ( 2 .70 ) ( 2 .34 ) ( 0 .29 ) ( 0 .97 ) ( 1 .26 ) 11 .89
2021 13 .82 0 .19 2 .25 2 .44 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 15 .49
R-5 shares
2025 12 .79 0 .34 0 .86 1 .20 ( 0 .34 ) ( 0 .53 ) ( 0 .87 ) 13 .12
2024 11 .35 0 .34 1 .68 2 .02 ( 0 .31 ) ( 0 .27 ) ( 0 .58 ) 12 .79
2023 11 .97 0 .31 0 .13 0 .44 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 11 .35
2022 15 .60 0 .40 ( 2 .72 ) ( 2 .32 ) ( 0 .34 ) ( 0 .97 ) ( 1 .31 ) 11 .97
2021 13 .90 0 .24 2 .28 2 .52 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 15 .60

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .98% (b) $ 82,201 0 .33% – % 2 .63% 25 .6%
18 .15 (b) 86,973 0 .33 – 2 .64 27 .4
3 .73 (b) 81,249 0 .38 – 2 .44 9 .8
( 16 .17 ) (b) 88,607 0 .36 (c) – 2 .84 25 .2
18 .52 (b) 112,642 0 .35 (c) – 1 .50 19 .6
10 .12 (b) 649,774 0 .17 (d) 0 .17 (e) 2 .79 25 .6
18 .47 (b) 669,174 0 .15 (d) 0 .17 (e) 2 .82 27 .4
3 .91 (b) 640,253 0 .16 (d) 0 .18 (e) 2 .64 9 .8
( 16 .05 ) (b) 679,727 0 .17 (d) 0 .19 (e) 3 .06 25 .2
18 .69 (b) ,(f) 910,454 0 .18 (d) 0 .20 (e) 1 .68 19 .6
10 .36 1,143,548 0 .01 – 2 .99 25 .6
18 .57 1,401,110 0 .01 – 2 .98 27 .4
4 .07 1,427,262 0 .01 – 2 .82 9 .8
( 15 .85 ) 1,640,911 0 .01 – 3 .25 25 .2
18 .87 2,424,308 0 .01 – 1 .86 19 .6
9 .76 61,765 0 .57 – 2 .43 25 .6
17 .86 60,266 0 .57 – 2 .41 27 .4
3 .51 62,249 0 .57 – 2 .26 9 .8
( 16 .37 ) (f) 77,582 0 .57 – 2 .69 25 .2
18 .24 (f) 112,088 0 .57 – 1 .30 19 .6
10 .10 79,695 0 .26 – 2 .75 25 .6
18 .20 74,174 0 .26 – 2 .76 27 .4
3 .88 85,830 0 .26 – 2 .60 9 .8
( 16 .13 ) 103,555 0 .26 – 3 .02 25 .2
18 .62 154,635 0 .26 – 1 .63 19 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2025 $ 11 .67 $ 0 .32 $ 0 .90 $ 1 .22 ( $ 0 .31 ) ( $ 0 .38 ) ( $ 0 .69 ) $ 12 .20
2024 10 .13 0 .31 1 .69 2 .00 ( 0 .28 ) ( 0 .18 ) ( 0 .46 ) 11 .67
2023 10 .47 0 .27 0 .18 0 .45 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 10 .13
2022 13 .55 0 .37 ( 2 .48 ) ( 2 .11 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
R-3 shares
2025 11 .31 0 .25 0 .88 1 .13 ( 0 .25 ) ( 0 .38 ) ( 0 .63 ) 11 .81
2024 9 .83 0 .24 1 .65 1 .89 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 11 .31
2023 10 .18 0 .21 0 .17 0 .38 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 9 .83
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
R-5 shares
2025 11 .54 0 .29 0 .90 1 .19 ( 0 .29 ) ( 0 .38 ) ( 0 .67 ) 12 .06
2024 10 .02 0 .28 1 .68 1 .96 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 11 .54
2023 10 .36 0 .25 0 .17 0 .42 ( 0 .21 ) ( 0 .55 ) ( 0 .76 ) 10 .02
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .12% $ 1,198,282 0 .01% 2 .80% 30 .0%
20 .13 1,357,468 0 .01 2 .78 32 .4
4 .49 1,267,266 0 .01 2 .60 14 .4
( 16 .71 ) 1,283,002 0 .01 3 .21 22 .6
22 .55 1,534,067 0 .01 1 .76 24 .0
10 .57 90,789 0 .57 2 .21 30 .0
19 .46 91,488 0 .57 2 .23 32 .4
3 .83 86,339 0 .58 2 .07 14 .4
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
10 .92 92,061 0 .26 2 .56 30 .0
19 .84 73,269 0 .26 2 .58 32 .4
4 .25 81,215 0 .27 2 .40 14 .4
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2025 $ 14 .71 $ 0 .32 $ 1 .32 $ 1 .64 ( $ 0 .32 ) ( $ 0 .48 ) ( $ 0 .80 ) $ 15 .55
2024 12 .50 0 .31 2 .43 2 .74 ( 0 .28 ) ( 0 .25 ) ( 0 .53 ) 14 .71
2023 13 .12 0 .24 0 .32 0 .56 ( 0 .20 ) ( 0 .98 ) ( 1 .18 ) 12 .50
2022 17 .49 0 .42 ( 3 .42 ) ( 3 .00 ) ( 0 .35 ) ( 1 .02 ) ( 1 .37 ) 13 .12
2021 14 .76 0 .22 3 .45 3 .67 ( 0 .22 ) ( 0 .72 ) ( 0 .94 ) 17 .49
Class J shares
2025 14 .60 0 .34 1 .32 1 .66 ( 0 .35 ) ( 0 .48 ) ( 0 .83 ) 15 .43
2024 12 .41 0 .33 2 .42 2 .75 ( 0 .31 ) ( 0 .25 ) ( 0 .56 ) 14 .60
2023 13 .04 0 .26 0 .32 0 .58 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 12 .41
2022 17 .39 0 .44 ( 3 .39 ) ( 2 .95 ) ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 13 .04
2021 14 .67 0 .26 3 .43 3 .69 ( 0 .25 ) ( 0 .72 ) ( 0 .97 ) 17 .39
Institutional shares
2025 14 .68 0 .37 1 .32 1 .69 ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 15 .52
2024 12 .48 0 .36 2 .42 2 .78 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 14 .68
2023 13 .10 0 .29 0 .32 0 .61 ( 0 .25 ) ( 0 .98 ) ( 1 .23 ) 12 .48
2022 17 .47 0 .46 ( 3 .40 ) ( 2 .94 ) ( 0 .41 ) ( 1 .02 ) ( 1 .43 ) 13 .10
2021 14 .73 0 .28 3 .45 3 .73 ( 0 .27 ) ( 0 .72 ) ( 0 .99 ) 17 .47
R-3 shares
2025 14 .55 0 .29 1 .30 1 .59 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 15 .37
2024 12 .37 0 .28 2 .41 2 .69 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 14 .55
2023 12 .99 0 .21 0 .32 0 .53 ( 0 .17 ) ( 0 .98 ) ( 1 .15 ) 12 .37
2022 17 .33 0 .39 ( 3 .39 ) ( 3 .00 ) ( 0 .32 ) ( 1 .02 ) ( 1 .34 ) 12 .99
2021 14 .63 0 .19 3 .42 3 .61 ( 0 .19 ) ( 0 .72 ) ( 0 .91 ) 17 .33
R-5 shares
2025 14 .64 0 .34 1 .31 1 .65 ( 0 .34 ) ( 0 .48 ) ( 0 .82 ) 15 .47
2024 12 .44 0 .33 2 .41 2 .74 ( 0 .29 ) ( 0 .25 ) ( 0 .54 ) 14 .64
2023 13 .07 0 .26 0 .31 0 .57 ( 0 .22 ) ( 0 .98 ) ( 1 .20 ) 12 .44
2022 17 .43 0 .43 ( 3 .40 ) ( 2 .97 ) ( 0 .37 ) ( 1 .02 ) ( 1 .39 ) 13 .07
2021 14 .70 0 .25 3 .44 3 .69 ( 0 .24 ) ( 0 .72 ) ( 0 .96 ) 17 .43

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11 .81% (b) $ 141,118 0 .32% – % 2 .20% 32 .1%
22 .27 (b) 139,779 0 .33 – 2 .20 38 .7
4 .42 (b) 121,782 0 .38 (c) – 1 .84 11 .2
( 18 .48 ) (b) 129,354 0 .37 (c) – 2 .83 31 .1
25 .68 (b) 168,435 0 .36 (c) – 1 .34 24 .0
12 .03 (b) 1,127,744 0 .17 (d) 0 .17 (e) 2 .36 32 .1
22 .52 (b) 1,133,064 0 .16 (d) 0 .17 (e) 2 .39 38 .7
4 .59 (b) 1,019,722 0 .17 (d) 0 .19 (e) 2 .05 11 .2
( 18 .33 ) (b) 1,041,206 0 .18 (d) 0 .20 (e) 3 .02 31 .1
26 .00 (b) 1,388,404 0 .18 (d) 0 .20 (e) 1 .56 24 .0
12 .21 3,610,149 0 .01 – 2 .54 32 .1
22 .67 3,850,068 0 .01 – 2 .53 38 .7
4 .84 3,387,912 0 .01 – 2 .21 11 .2
( 18 .22 ) 3,437,305 0 .01 – 3 .15 31 .1
26 .21 4,530,236 0 .01 – 1 .71 24 .0
11 .59 145,283 0 .57 – 1 .99 32 .1
22 .04 133,904 0 .57 – 1 .98 38 .7
4 .20 123,110 0 .57 – 1 .64 11 .2
( 18 .66 ) 125,371 0 .57 – 2 .65 31 .1
25 .46 176,532 0 .57 – 1 .14 24 .0
11 .93 188,240 0 .26 – 2 .32 32 .1
22 .42 157,441 0 .26 – 2 .34 38 .7
4 .49 167,033 0 .26 – 1 .99 11 .2
( 18 .42 ) 184,436 0 .26 – 2 .94 31 .1
25 .88 242,659 0 .26 – 1 .49 24 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2025 $ 13 .41 $ 0 .31 $ 1 .35 $ 1 .66 ( $ 0 .29 ) ( $ 0 .45 ) ( $ 0 .74 ) $ 14 .33
2024 11 .22 0 .30 2 .40 2 .70 ( 0 .27 ) ( 0 .24 ) ( 0 .51 ) 13 .41
2023 11 .43 0 .23 0 .37 0 .60 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 11 .22
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
R-3 shares
2025 13 .06 0 .23 1 .32 1 .55 ( 0 .22 ) ( 0 .45 ) ( 0 .67 ) 13 .94
2024 10 .95 0 .23 2 .32 2 .55 ( 0 .20 ) ( 0 .24 ) ( 0 .44 ) 13 .06
2023 11 .17 0 .16 0 .37 0 .53 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 10 .95
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
R-5 shares
2025 13 .29 0 .27 1 .34 1 .61 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 14 .18
2024 11 .13 0 .27 2 .37 2 .64 ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 13 .29
2023 11 .34 0 .20 0 .37 0 .57 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .13
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .16% $ 1,802,566 0 .01% 2 .33% 37 .2%
24 .53 1,765,103 0 .01 2 .36 36 .5
5 .54 1,439,309 0 .01 1 .97 12 .3
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
12 .56 101,596 0 .57 1 .76 37 .2
23 .73 97,523 0 .57 1 .82 36 .5
4 .94 86,441 0 .58 1 .42 12 .3
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
12 .82 127,839 0 .26 2 .07 37 .2
24 .16 80,745 0 .26 2 .17 36 .5
5 .30 83,168 0 .27 1 .77 12 .3
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2025 $ 16 .41 $ 0 .27 $ 1 .89 $ 2 .16 ( $ 0 .26 ) ( $ 0 .81 ) ( $ 1 .07 ) $ 17 .50
2024 13 .54 0 .27 3 .22 3 .49 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 16 .41
2023 13 .86 0 .19 0 .59 0 .78 ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 13 .54
2022 18 .81 0 .46 ( 3 .88 ) ( 3 .42 ) ( 0 .46 ) ( 1 .07 ) ( 1 .53 ) 13 .86
2021 15 .20 0 .22 4 .35 4 .57 ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 18 .81
Class J shares
2025 16 .69 0 .30 1 .92 2 .22 ( 0 .29 ) ( 0 .81 ) ( 1 .10 ) 17 .81
2024 13 .76 0 .30 3 .28 3 .58 ( 0 .28 ) ( 0 .37 ) ( 0 .65 ) 16 .69
2023 14 .07 0 .22 0 .60 0 .82 ( 0 .19 ) ( 0 .94 ) ( 1 .13 ) 13 .76
2022 19 .07 0 .50 ( 3 .94 ) ( 3 .44 ) ( 0 .49 ) ( 1 .07 ) ( 1 .56 ) 14 .07
2021 15 .39 0 .26 4 .41 4 .67 ( 0 .26 ) ( 0 .73 ) ( 0 .99 ) 19 .07
Institutional shares
2025 16 .92 0 .34 1 .95 2 .29 ( 0 .32 ) ( 0 .81 ) ( 1 .13 ) 18 .08
2024 13 .95 0 .33 3 .31 3 .64 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 16 .92
2023 14 .24 0 .24 0 .62 0 .86 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 13 .95
2022 19 .29 0 .53 ( 3 .99 ) ( 3 .46 ) ( 0 .52 ) ( 1 .07 ) ( 1 .59 ) 14 .24
2021 15 .55 0 .29 4 .46 4 .75 ( 0 .28 ) ( 0 .73 ) ( 1 .01 ) 19 .29
R-3 shares
2025 16 .53 0 .24 1 .91 2 .15 ( 0 .24 ) ( 0 .81 ) ( 1 .05 ) 17 .63
2024 13 .65 0 .24 3 .23 3 .47 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .53
2023 13 .95 0 .16 0 .61 0 .77 ( 0 .13 ) ( 0 .94 ) ( 1 .07 ) 13 .65
2022 18 .93 0 .44 ( 3 .93 ) ( 3 .49 ) ( 0 .42 ) ( 1 .07 ) ( 1 .49 ) 13 .95
2021 15 .29 0 .18 4 .39 4 .57 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 18 .93
R-5 shares
2025 16 .78 0 .30 1 .92 2 .22 ( 0 .28 ) ( 0 .81 ) ( 1 .09 ) 17 .91
2024 13 .83 0 .30 3 .28 3 .58 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 16 .78
2023 14 .13 0 .21 0 .61 0 .82 ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 13 .83
2022 19 .15 0 .49 ( 3 .97 ) ( 3 .48 ) ( 0 .47 ) ( 1 .07 ) ( 1 .54 ) 14 .13
2021 15 .45 0 .25 4 .42 4 .67 ( 0 .24 ) ( 0 .73 ) ( 0 .97 ) 19 .15

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14 .15% (b) $ 134,166 0 .34% (c) – % 1 .65% 38 .9%
26 .30 (b) 121,589 0 .35 (c) – 1 .74 34 .8
5 .96 (b) 99,851 0 .38 (c) – 1 .34 12 .4
( 19 .68 ) (b) 101,428 0 .38 (c) – 2 .94 23 .8
31 .00 (b) 126,454 0 .38 (c) – 1 .24 20 .0
14 .28 (b) 929,280 0 .18 (d) 0 .18 (e) 1 .83 38 .9
26 .56 (b) 875,149 0 .17 (d) 0 .18 (e) 1 .93 34 .8
6 .15 (b) 733,117 0 .18 (d) 0 .20 (e) 1 .53 12 .4
( 19 .53 ) (b) 724,982 0 .18 (d) 0 .20 (e) 3 .17 23 .8
31 .30 (b) 948,713 0 .18 (d) 0 .21 (e) 1 .44 20 .0
14 .50 3,388,019 0 .01 – 2 .01 38 .9
26 .68 3,432,790 0 .01 – 2 .08 34 .8
6 .42 2,798,971 0 .01 – 1 .70 12 .4
( 19 .43 ) 2,684,679 0 .01 – 3 .30 23 .8
31 .56 3,429,237 0 .01 – 1 .61 20 .0
13 .89 127,899 0 .57 – 1 .48 38 .9
25 .95 120,638 0 .57 – 1 .52 34 .8
5 .83 99,443 0 .57 – 1 .13 12 .4
( 19 .88 ) 96,348 0 .57 – 2 .81 23 .8
30 .81 129,032 0 .57 – 1 .02 20 .0
14 .21 178,469 0 .26 – 1 .83 38 .9
26 .45 146,695 0 .26 – 1 .87 34 .8
6 .12 142,339 0 .26 – 1 .49 12 .4
( 19 .62 ) 147,107 0 .26 – 3 .08 23 .8
31 .19 187,926 0 .26 – 1 .39 20 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2025 $ 15 .03 $ 0 .27 $ 1 .94 $ 2 .21 ( $ 0 .25 ) ( $ 0 .54 ) ( $ 0 .79 ) $ 16 .45
2024 12 .22 0 .26 3 .12 3 .38 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 15 .03
2023 12 .43 0 .18 0 .63 0 .81 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .22
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
R-3 shares
2025 14 .46 0 .18 1 .87 2 .05 ( 0 .18 ) ( 0 .54 ) ( 0 .72 ) 15 .79
2024 11 .78 0 .18 3 .00 3 .18 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 14 .46
2023 12 .01 0 .11 0 .61 0 .72 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 11 .78
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
R-5 shares
2025 14 .71 0 .22 1 .90 2 .12 ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 16 .07
2024 11 .97 0 .23 3 .05 3 .28 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 14 .71
2023 12 .20 0 .16 0 .60 0 .76 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 11 .97
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .58% $ 1,597,934 0 .01% 1 .76% 44 .6%
28 .28 1,502,321 0 .01 1 .85 36 .7
6 .92 1,152,378 0 .01 1 .46 11 .4
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
14 .92 83,240 0 .57 1 .21 44 .6
27 .56 79,631 0 .57 1 .34 36 .7
6 .35 68,323 0 .58 0 .92 11 .4
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
15 .26 110,179 0 .26 1 .51 44 .6
27 .98 72,547 0 .26 1 .67 36 .7
6 .60 68,730 0 .27 1 .28 11 .4
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2025 $ 18 .04 $ 0 .21 $ 2 .51 $ 2 .72 ( $ 0 .21 ) ( $ 0 .84 ) ( $ 1 .05 ) $ 19 .71
2024 14 .54 0 .22 3 .92 4 .14 ( 0 .21 ) ( 0 .43 ) ( 0 .64 ) 18 .04
2023 14 .82 0 .15 0 .81 0 .96 ( 0 .12 ) ( 1 .12 ) ( 1 .24 ) 14 .54
2022 20 .06 0 .49 ( 4 .30 ) ( 3 .81 ) ( 0 .49 ) ( 0 .94 ) ( 1 .43 ) 14 .82
2021 15 .63 0 .21 5 .06 5 .27 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 20 .06
Class J shares
2025 17 .21 0 .23 2 .38 2 .61 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 18 .74
2024 13 .90 0 .25 3 .73 3 .98 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 17 .21
2023 14 .22 0 .16 0 .79 0 .95 ( 0 .15 ) ( 1 .12 ) ( 1 .27 ) 13 .90
2022 19 .30 0 .51 ( 4 .13 ) ( 3 .62 ) ( 0 .52 ) ( 0 .94 ) ( 1 .46 ) 14 .22
2021 15 .06 0 .23 4 .88 5 .11 ( 0 .25 ) ( 0 .62 ) ( 0 .87 ) 19 .30
Institutional shares
2025 17 .98 0 .28 2 .49 2 .77 ( 0 .27 ) ( 0 .84 ) ( 1 .11 ) 19 .64
2024 14 .49 0 .29 3 .90 4 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 17 .98
2023 14 .78 0 .20 0 .81 1 .01 ( 0 .18 ) ( 1 .12 ) ( 1 .30 ) 14 .49
2022 19 .99 0 .55 ( 4 .26 ) ( 3 .71 ) ( 0 .56 ) ( 0 .94 ) ( 1 .50 ) 14 .78
2021 15 .57 0 .28 5 .04 5 .32 ( 0 .28 ) ( 0 .62 ) ( 0 .90 ) 19 .99
R-3 shares
2025 17 .58 0 .18 2 .43 2 .61 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 19 .17
2024 14 .20 0 .19 3 .81 4 .00 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 17 .58
2023 14 .50 0 .11 0 .80 0 .91 ( 0 .09 ) ( 1 .12 ) ( 1 .21 ) 14 .20
2022 19 .64 0 .46 ( 4 .20 ) ( 3 .74 ) ( 0 .46 ) ( 0 .94 ) ( 1 .40 ) 14 .50
2021 15 .33 0 .16 4 .97 5 .13 ( 0 .20 ) ( 0 .62 ) ( 0 .82 ) 19 .64
R-5 shares
2025 17 .85 0 .24 2 .46 2 .70 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 19 .47
2024 14 .39 0 .24 3 .88 4 .12 ( 0 .23 ) ( 0 .43 ) ( 0 .66 ) 17 .85
2023 14 .69 0 .17 0 .79 0 .96 ( 0 .14 ) ( 1 .12 ) ( 1 .26 ) 14 .39
2022 19 .88 0 .51 ( 4 .25 ) ( 3 .74 ) ( 0 .51 ) ( 0 .94 ) ( 1 .45 ) 14 .69
2021 15 .49 0 .23 5 .02 5 .25 ( 0 .24 ) ( 0 .62 ) ( 0 .86 ) 19 .88

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .01% (b) $ 128,223 0 .38% (c) – % 1 .16% 44 .7%
29 .14 (b) 113,939 0 .38 (c) – 1 .31 37 .1
6 .94 (b) 90,827 0 .38 (c) – 0 .97 10 .6
( 20 .32 ) (b) 87,266 0 .38 (c) – 2 .93 26 .9
34 .64 (b) 105,294 0 .38 (c) – 1 .11 21 .0
16 .21 (b) 318,377 0 .20 (d) 0 .21 (e) 1 .34 44 .7
29 .33 (b) 293,958 0 .19 (d) 0 .20 (e) 1 .51 37 .1
7 .14 (b) 242,027 0 .23 (d) 0 .25 (e) 1 .12 10 .6
( 20 .17 ) (b) 235,469 0 .22 (d) 0 .24 (e) 3 .17 26 .9
34 .90 (b) 312,540 0 .21 (d) 0 .24 (e) 1 .29 21 .0
16 .43 2,728,357 0 .01 – 1 .56 44 .7
29 .62 2,677,540 0 .01 – 1 .69 37 .1
7 .31 2,116,797 0 .01 – 1 .32 10 .6
( 19 .96 ) 1,951,777 0 .01 – 3 .29 26 .9
35 .15 2,422,742 0 .01 – 1 .49 21 .0
15 .80 104,059 0 .57 – 1 .02 44 .7
28 .78 93,764 0 .57 – 1 .13 37 .1
6 .73 76,894 0 .57 – 0 .76 10 .6
( 20 .41 ) 71,732 0 .57 – 2 .80 26 .9
34 .33 94,767 0 .57 – 0 .87 21 .0
16 .09 141,677 0 .26 – 1 .36 44 .7
29 .30 102,140 0 .26 – 1 .45 37 .1
7 .00 93,301 0 .26 – 1 .16 10 .6
( 20 .18 ) 99,622 0 .26 – 3 .12 26 .9
34 .84 128,805 0 .26 – 1 .27 21 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2025 $ 16 .89 $ 0 .26 $ 2 .41 $ 2 .67 ( $ 0 .26 ) ( $ 0 .55 ) ( $ 0 .81 ) $ 18 .75
2024 13 .59 0 .26 3 .66 3 .92 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 16 .89
2023 13 .75 0 .18 0 .78 0 .96 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 13 .59
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
R-3 shares
2025 16 .21 0 .16 2 .31 2 .47 ( 0 .17 ) ( 0 .55 ) ( 0 .72 ) 17 .96
2024 13 .07 0 .17 3 .52 3 .69 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 16 .21
2023 13 .27 0 .10 0 .74 0 .84 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .07
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
R-5 shares
2025 16 .56 0 .20 2 .38 2 .58 ( 0 .23 ) ( 0 .55 ) ( 0 .78 ) 18 .36
2024 13 .33 0 .23 3 .59 3 .82 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .56
2023 13 .52 0 .17 0 .72 0 .89 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .33
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .61% $ 1,089,194 0 .01% 1 .52% 48 .3%
29 .52 1,016,220 0 .01 1 .63 35 .6
7 .38 744,667 0 .01 1 .28 10 .3
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
16 .00 56,461 0 .58 0 .98 48 .3
28 .82 53,518 0 .58 1 .12 35 .6
6 .72 43,506 0 .58 0 .74 10 .3
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
16 .35 70,119 0 .27 1 .21 48 .3
29 .27 40,644 0 .27 1 .46 35 .6
7 .00 35,853 0 .27 1 .22 10 .3
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2025 $ 17 .86 $ 0 .21 $ 2 .56 $ 2 .77 ( $ 0 .22 ) ( $ 0 .54 ) ( $ 0 .76 ) $ 19 .87
2024 14 .36 0 .23 3 .87 4 .10 ( 0 .21 ) ( 0 .39 ) ( 0 .60 ) 17 .86
2023 14 .52 0 .14 0 .81 0 .95 ( 0 .12 ) ( 0 .99 ) ( 1 .11 ) 14 .36
2022 19 .13 0 .48 ( 4 .18 ) ( 3 .70 ) ( 0 .47 ) ( 0 .44 ) ( 0 .91 ) 14 .52
2021 14 .47 0 .17 5 .04 5 .21 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .13
Institutional shares
2025 18 .07 0 .28 2 .59 2 .87 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 20 .12
2024 14 .52 0 .28 3 .93 4 .21 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 18 .07
2023 14 .68 0 .19 0 .82 1 .01 ( 0 .18 ) ( 0 .99 ) ( 1 .17 ) 14 .52
2022 19 .32 0 .51 ( 4 .17 ) ( 3 .66 ) ( 0 .54 ) ( 0 .44 ) ( 0 .98 ) 14 .68
2021 14 .60 0 .24 5 .08 5 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 19 .32
R-3 shares
2025 17 .68 0 .17 2 .53 2 .70 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 19 .65
2024 14 .24 0 .18 3 .84 4 .02 ( 0 .19 ) ( 0 .39 ) ( 0 .58 ) 17 .68
2023 14 .41 0 .10 0 .82 0 .92 ( 0 .10 ) ( 0 .99 ) ( 1 .09 ) 14 .24
2022 19 .00 0 .43 ( 4 .14 ) ( 3 .71 ) ( 0 .44 ) ( 0 .44 ) ( 0 .88 ) 14 .41
2021 14 .38 0 .13 5 .01 5 .14 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 19 .00
R-5 shares
2025 17 .87 0 .22 2 .56 2 .78 ( 0 .24 ) ( 0 .54 ) ( 0 .78 ) 19 .87
2024 14 .37 0 .24 3 .88 4 .12 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 17 .87
2023 14 .54 0 .18 0 .78 0 .96 ( 0 .14 ) ( 0 .99 ) ( 1 .13 ) 14 .37
2022 19 .14 0 .48 ( 4 .15 ) ( 3 .67 ) ( 0 .49 ) ( 0 .44 ) ( 0 .93 ) 14 .54
2021 14 .48 0 .20 5 .02 5 .22 ( 0 .22 ) ( 0 .34 ) ( 0 .56 ) 19 .14

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .21% (b) $ 19,658 0 .35% (c) 0 .35% (d) 1 .15% 47 .4%
29 .17 (b) 17,409 0 .35 (c) 0 .36 (d) 1 .37 37 .3
6 .96 (b) 14,751 0 .38 (c) 0 .46 (d) 0 .98 10 .6
( 20 .23 ) (b) 14,614 0 .38 (c) 0 .43 (d) 2 .94 21 .7
36 .62 (b) 18,803 0 .38 (c) 0 .43 (d) 0 .94 18 .3
16 .61 1,088,171 0 .01 – 1 .50 47 .4
29 .64 989,955 0 .01 – 1 .66 37 .3
7 .30 726,855 0 .01 – 1 .28 10 .6
( 19 .92 ) 594,766 0 .01 – 3 .13 21 .7
37 .12 629,044 0 .02 – 1 .32 18 .3
15 .94 40,226 0 .58 – 0 .95 47 .4
28 .83 32,512 0 .58 – 1 .09 37 .3
6 .79 24,915 0 .58 – 0 .71 10 .6
( 20 .41 ) 19,914 0 .58 – 2 .67 21 .7
36 .38 22,111 0 .58 – 0 .75 18 .3
16 .29 46,564 0 .27 – 1 .22 47 .4
29 .26 29,231 0 .27 – 1 .42 37 .3
7 .05 27,953 0 .27 – 1 .18 10 .6
( 20 .10 ) 28,139 0 .27 – 2 .94 21 .7
36 .74 30,796 0 .27 – 1 .13 18 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2025 $ 14 .73 $ 0 .22 $ 2 .13 $ 2 .35 ( $ 0 .22 ) ( $ 0 .32 ) ( $ 0 .54 ) $ 16 .54
2024 11 .79 0 .21 3 .20 3 .41 ( 0 .21 ) ( 0 .26 ) ( 0 .47 ) 14 .73
2023 11 .71 0 .14 0 .68 0 .82 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 11 .79
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
R-3 shares
2025 14 .52 0 .14 2 .10 2 .24 ( 0 .15 ) ( 0 .32 ) ( 0 .47 ) 16 .29
2024 11 .63 0 .14 3 .16 3 .30 ( 0 .15 ) ( 0 .26 ) ( 0 .41 ) 14 .52
2023 11 .57 0 .08 0 .66 0 .74 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .63
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
R-5 shares
2025 14 .61 0 .17 2 .13 2 .30 ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 16 .39
2024 11 .70 0 .18 3 .18 3 .36 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 14 .61
2023 11 .63 0 .15 0 .63 0 .78 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 11 .70
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .57% $ 257,069 0 .03% 1 .45% 48 .3%
29 .47 204,205 0 .03 1 .53 36 .6
7 .29 126,627 0 .04 (b) 1 .18 13 .7
( 19 .92 ) 83,762 0 .05 (b) 2 .96 28 .4
37 .37 73,568 0 .08 (b) 1 .04 22 .5
15 .94 12,318 0 .58 0 .91 48 .3
28 .87 9,360 0 .59 1 .04 36 .6
6 .65 7,872 0 .59 (b) 0 .63 13 .7
( 20 .37 ) 4,642 0 .59 (b) 2 .34 28 .4
36 .70 4,115 0 .60 (b) 0 .49 22 .5
16 .31 14,343 0 .27 1 .14 48 .3
29 .17 6,777 0 .28 1 .34 36 .6
7 .04 4,707 0 .28 (b) 1 .25 13 .7
( 20 .11 ) 5,055 0 .28 (b) 2 .57 28 .4
37 .09 3,917 0 .29 (b) 0 .98 22 .5
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2025 $ 12.86 $ 0.11 $ 1.92 $ 2.03 ( $ 0.15) ( $ 0.18) ( $ 0.33)
2024 10.09 0.11 2.83 2.94 (0.17) – (0.17)
2023(e) 10.00 0.02 0.07 0.09 – – –
Institutional shares
2025 12.83 0.16 1.91 2.07 (0.18) (0.18) (0.36)
2024 10.06 0.13 2.81 2.94 (0.17) – (0.17)
2023(e) 10.00 0.03 0.03 0.06 – – –
R-3 shares
2025 12.71 0.10 1.87 1.97 (0.14) (0.18) (0.32)
2024 10.02 0.06 2.80 2.86 (0.17) – (0.17)
2023(e) 10.00 (0.01) 0.03 0.02 – – –
R-5 shares
2025 12.78 0.13 1.89 2.02 (0.16) (0.18) (0.34)
2024 10.04 0.09 2.82 2.91 (0.17) – (0.17)
2023(e) 10.00 0.02 0.02 0.04 – – –

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Net Asset Value,
End of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses
to Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
$ 14.56 16.22% (b) $ 1,032 0.30% (c) 3.36% (d) 0.81% 47.9%
12.86 29.36 (b) 330 0.30 (c) 8.13 (d) 0.89 54.0
10.09 0.90 (b),(f) 125 0.30 (c),(g) 62.61 (d),(g) 0.24 (g) 94.1 (g)
14.54 16.57 86,735 0.05 (h) – 1.20 47.9
12.83 29.45 41,700 0.05 (h) – 1.08 54.0
10.06 0.60 (f) 8,476 0.05 (g),(h) – 0.49 (g) 94.1 (g)
14.36 15.91 1,699 0.61 (h) – 0.73 47.9
12.71 28.76 772 0.62 (h) – 0.45 54.0
10.02 0.20 (f) 282 0.62 (g),(h) – (0.14) (g) 94.1 (g)
14.46 16.26 2,793 0.30 (h) – 0.96 47.9
12.78 29.20 1,074 0.31 (h) – 0.72 54.0
10.04 0.40 (f) 136 0.31 (g),(h) – 0.23 (g) 94.1 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2025 $ 11 .64 $ 0 .32 $ 0 .85 $ 1 .17 ( $ 0 .33 ) ( $ 0 .05 ) ( $ 0 .38 ) $ 12 .43
2024 10 .26 0 .32 1 .43 1 .75 ( 0 .32 ) ( 0 .05 ) ( 0 .37 ) 11 .64
2023 10 .44 0 .22 0 .12 0 .34 ( 0 .21 ) ( 0 .31 ) ( 0 .52 ) 10 .26
2022 12 .91 0 .23 ( 2 .00 ) ( 1 .77 ) ( 0 .28 ) ( 0 .42 ) ( 0 .70 ) 10 .44
2021 11 .75 0 .39 1 .34 1 .73 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 12 .91
Institutional shares
2025 11 .71 0 .39 0 .80 1 .19 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .51
2024 10 .32 0 .38 1 .39 1 .77 ( 0 .33 ) ( 0 .05 ) ( 0 .38 ) 11 .71
2023 10 .49 0 .26 0 .10 0 .36 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .32
2022 12 .96 0 .31 ( 2 .07 ) ( 1 .76 ) ( 0 .29 ) ( 0 .42 ) ( 0 .71 ) 10 .49
2021 11 .80 0 .48 1 .27 1 .75 ( 0 .50 ) ( 0 .09 ) ( 0 .59 ) 12 .96
R-6 shares
2025 11 .73 0 .38 0 .83 1 .21 ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 12 .54
2024 10 .34 0 .37 1 .40 1 .77 ( 0 .33 ) ( 0 .05 ) ( 0 .38 ) 11 .73
2023 10 .51 0 .28 0 .08 0 .36 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .34
2022 12 .98 0 .32 ( 2 .07 ) ( 1 .75 ) ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 10 .51
2021 11 .82 0 .50 1 .26 1 .76 ( 0 .51 ) ( 0 .09 ) ( 0 .60 ) 12 .98

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .40% (b) $ 421,875 0 .17% (c) 0 .18% (d) 2 .69% 19 .5%
17 .29 (b) 271,360 0 .16 (c) 0 .18 (d) 2 .89 23 .8
3 .27 (b) 168,885 0 .17 (c) 0 .19 (d) 2 .07 15 .8
( 14 .50 ) (b) 96,345 0 .23 (c) 0 .25 (d) 2 .07 18 .1
15 .07 (b) 55,458 0 .23 (c) 0 .25 (d) 3 .10 20 .6
10 .52 12,172 0 .05 (e) – 3 .30 19 .5
17 .39 16,141 0 .05 (e) – 3 .39 23 .8
3 .48 16,961 0 .05 (e) – 2 .49 15 .8
( 14 .35 ) 18,704 0 .05 (e) – 2 .72 18 .1
15 .21 22,888 0 .05 (e) – 3 .85 20 .6
10 .62 38,109 0 .02 (e) – 3 .21 19 .5
17 .39 36,979 0 .02 (e) – 3 .23 23 .8
3 .51 31,245 0 .02 (e) – 2 .66 15 .8
( 14 .30 ) 46,216 0 .02 (e) – 2 .78 18 .1
15 .21 58,859 0 .02 (e) – 3 .98 20 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2025 $ 12 .04 $ 0 .34 $ 0 .98 $ 1 .32 ( $ 0 .34 ) ( $ 0 .04 ) ( $ 0 .38 ) $ 12 .98
2024 10 .46 0 .34 1 .62 1 .96 ( 0 .33 ) ( 0 .05 ) ( 0 .38 ) 12 .04
2023 10 .80 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .50 ) ( 0 .71 ) 10 .46
2022 13 .47 0 .28 ( 2 .19 ) ( 1 .91 ) ( 0 .30 ) ( 0 .46 ) ( 0 .76 ) 10 .80
2021 11 .92 0 .37 1 .76 2 .13 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 13 .47
Institutional shares
2025 12 .12 0 .38 0 .96 1 .34 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 13 .07
2024 10 .53 0 .36 1 .62 1 .98 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .12
2023 10 .86 0 .26 0 .13 0 .39 ( 0 .22 ) ( 0 .50 ) ( 0 .72 ) 10 .53
2022 13 .54 0 .33 ( 2 .24 ) ( 1 .91 ) ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 10 .86
2021 11 .97 0 .45 1 .71 2 .16 ( 0 .48 ) ( 0 .11 ) ( 0 .59 ) 13 .54
R-6 shares
2025 12 .12 0 .36 0 .99 1 .35 ( 0 .36 ) ( 0 .04 ) ( 0 .40 ) 13 .07
2024 10 .53 0 .37 1 .61 1 .98 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .12
2023 10 .86 0 .27 0 .13 0 .40 ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 10 .53
2022 13 .54 0 .33 ( 2 .24 ) ( 1 .91 ) ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 10 .86
2021 11 .97 0 .49 1 .68 2 .17 ( 0 .49 ) ( 0 .11 ) ( 0 .60 ) 13 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11 .32% (b) $ 390,600 0 .17% (c) 0 .17% (d) 2 .77% 28 .1%
19 .03 (b) 341,998 0 .15 (c) 0 .17 (d) 2 .90 25 .4
3 .57 (b) 265,194 0 .16 (c) 0 .18 (d) 2 .05 18 .1
( 15 .02 ) (b) 205,008 0 .18 (c) 0 .20 (d) 2 .38 20 .4
18 .31 (b) 184,994 0 .19 (c) 0 .21 (d) 2 .87 16 .2
11 .43 33,850 0 .05 (e) – 3 .09 28 .1
19 .09 36,532 0 .05 (e) – 3 .11 25 .4
3 .77 38,504 0 .05 (e) – 2 .39 18 .1
( 14 .95 ) 42,581 0 .05 (e) – 2 .78 20 .4
18 .50 58,554 0 .05 (e) – 3 .44 16 .2
11 .47 181,694 0 .02 (e) – 2 .90 28 .1
19 .13 161,618 0 .02 (e) – 3 .17 25 .4
3 .81 146,660 0 .02 (e) – 2 .44 18 .1
( 14 .91 ) 187,400 0 .02 (e) – 2 .77 20 .4
18 .54 233,947 0 .02 (e) – 3 .78 16 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2025 $ 13 .00 $ 0 .33 $ 1 .22 $ 1 .55 ( $ 0 .35 ) ( $ 0 .07 ) ( $ 0 .42 ) $ 14 .13
2024 11 .15 0 .33 1 .93 2 .26 ( 0 .33 ) ( 0 .08 ) ( 0 .41 ) 13 .00
2023 11 .43 0 .21 0 .23 0 .44 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 11 .15
2022 14 .27 0 .29 ( 2 .42 ) ( 2 .13 ) ( 0 .32 ) ( 0 .39 ) ( 0 .71 ) 11 .43
2021 12 .20 0 .37 2 .25 2 .62 ( 0 .46 ) ( 0 .09 ) ( 0 .55 ) 14 .27
Institutional shares
2025 13 .07 0 .39 1 .19 1 .58 ( 0 .36 ) ( 0 .07 ) ( 0 .43 ) 14 .22
2024 11 .21 0 .39 1 .89 2 .28 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 13 .07
2023 11 .48 0 .25 0 .21 0 .46 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 11 .21
2022 14 .33 0 .34 ( 2 .47 ) ( 2 .13 ) ( 0 .33 ) ( 0 .39 ) ( 0 .72 ) 11 .48
2021 12 .24 0 .45 2 .20 2 .65 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 14 .33
R-6 shares
2025 13 .08 0 .36 1 .22 1 .58 ( 0 .36 ) ( 0 .07 ) ( 0 .43 ) 14 .23
2024 11 .21 0 .36 1 .93 2 .29 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 13 .08
2023 11 .49 0 .25 0 .21 0 .46 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 11 .21
2022 14 .34 0 .35 ( 2 .48 ) ( 2 .13 ) ( 0 .33 ) ( 0 .39 ) ( 0 .72 ) 11 .49
2021 12 .25 0 .47 2 .19 2 .66 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 14 .34

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .27% (b) $ 836,376 0 .16% (c) 0 .16% (d) 2 .52% 24 .4%
20 .64 (b) 627,376 0 .14 (c) 0 .16 (d) 2 .61 22 .6
4 .03 (b) 421,507 0 .15 (c) 0 .17 (d) 1 .81 12 .3
( 15 .71 ) (b) 272,529 0 .18 (c) 0 .20 (d) 2 .30 13 .6
21 .94 (b) 207,361 0 .19 (c) 0 .21 (d) 2 .69 14 .2
12 .45 56,365 0 .05 (e) – 2 .94 24 .4
20 .70 59,042 0 .05 (e) – 3 .09 22 .6
4 .20 61,975 0 .05 (e) – 2 .13 12 .3
( 15 .63 ) 64,787 0 .05 (e) – 2 .70 13 .6
22 .14 75,042 0 .05 (e) – 3 .27 14 .2
12 .47 236,018 0 .02 (e) – 2 .71 24 .4
20 .83 200,740 0 .02 (e) – 2 .86 22 .6
4 .15 158,302 0 .02 (e) – 2 .19 12 .3
( 15 .60 ) 178,008 0 .02 (e) – 2 .73 13 .6
22 .16 206,615 0 .02 (e) – 3 .42 14 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2025 $ 13 .40 $ 0 .30 $ 1 .48 $ 1 .78 ( $ 0 .33 ) ( $ 0 .08 ) ( $ 0 .41 ) $ 14 .77
2024 11 .23 0 .29 2 .29 2 .58 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 13 .40
2023 11 .63 0 .16 0 .31 0 .47 ( 0 .17 ) ( 0 .70 ) ( 0 .87 ) 11 .23
2022 14 .78 0 .28 ( 2 .67 ) ( 2 .39 ) ( 0 .32 ) ( 0 .44 ) ( 0 .76 ) 11 .63
2021 12 .32 0 .37 2 .67 3 .04 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 14 .78
Institutional shares
2025 13 .51 0 .38 1 .43 1 .81 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 14 .90
2024 11 .31 0 .38 2 .24 2 .62 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 13 .51
2023 11 .71 0 .19 0 .30 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .38 0 .41 2 .66 3 .07 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86
R-6 shares
2025 13 .50 0 .34 1 .47 1 .81 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 14 .89
2024 11 .31 0 .35 2 .27 2 .62 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 13 .50
2023 11 .71 0 .20 0 .29 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .37 0 .45 2 .63 3 .08 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13 .62% (b) $ 921,591 0 .17% (c) 0 .17% (d) 2 .22% 25 .4%
23 .35 (b) 599,229 0 .15 (c) 0 .16 (d) 2 .29 28 .9
4 .25 (b) 317,418 0 .16 (c) 0 .18 (d) 1 .41 11 .5
( 17 .04 ) (b) 203,444 0 .19 (c) 0 .21 (d) 2 .17 16 .7
25 .23 (b) 177,896 0 .20 (c) 0 .22 (d) 2 .61 14 .9
13 .74 76,499 0 .05 (e) – 2 .74 25 .4
23 .54 77,524 0 .05 (e) – 2 .97 28 .9
4 .35 83,006 0 .05 (e) – 1 .65 11 .5
( 16 .87 ) 77,067 0 .05 (e) – 2 .56 16 .7
25 .38 92,984 0 .05 (e) – 2 .93 14 .9
13 .80 393,066 0 .01 (e) – 2 .47 25 .4
23 .49 305,260 0 .02 (e) – 2 .74 28 .9
4 .39 245,018 0 .02 (e) – 1 .70 11 .5
( 16 .84 ) 237,340 0 .02 (e) – 2 .54 16 .7
25 .52 261,855 0 .02 (e) – 3 .23 14 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2025 $ 14 .33 $ 0 .30 $ 1 .77 $ 2 .07 ( $ 0 .34 ) ( $ 0 .11 ) ( $ 0 .45 ) $ 15 .95
2024 11 .82 0 .28 2 .65 2 .93 ( 0 .31 ) ( 0 .11 ) ( 0 .42 ) 14 .33
2023 12 .20 0 .17 0 .41 0 .58 ( 0 .17 ) ( 0 .79 ) ( 0 .96 ) 11 .82
2022 15 .50 0 .31 ( 2 .88 ) ( 2 .57 ) ( 0 .34 ) ( 0 .39 ) ( 0 .73 ) 12 .20
2021 12 .56 0 .33 3 .14 3 .47 ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 15 .50
Institutional shares
2025 14 .44 0 .37 1 .73 2 .10 ( 0 .35 ) ( 0 .11 ) ( 0 .46 ) 16 .08
2024 11 .90 0 .36 2 .61 2 .97 ( 0 .32 ) ( 0 .11 ) ( 0 .43 ) 14 .44
2023 12 .28 0 .19 0 .41 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .90
2022 15 .59 0 .34 ( 2 .90 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .28
2021 12 .62 0 .40 3 .12 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .59
R-6 shares
2025 14 .46 0 .34 1 .77 2 .11 ( 0 .36 ) ( 0 .11 ) ( 0 .47 ) 16 .10
2024 11 .92 0 .33 2 .65 2 .98 ( 0 .33 ) ( 0 .11 ) ( 0 .44 ) 14 .46
2023 12 .30 0 .20 0 .40 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .92
2022 15 .61 0 .35 ( 2 .91 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .30
2021 12 .64 0 .42 3 .10 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .61

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14 .89% (b) $ 563,757 0 .17% (c) 0 .17% (d) 2 .07% 28 .3%
25 .26 (b) 382,526 0 .17 (c) 0 .18 (d) 2 .08 21 .5
4 .99 (b) 226,807 0 .17 (c) 0 .19 (d) 1 .37 13 .1
( 17 .38 ) (b) 158,186 0 .20 (c) 0 .22 (d) 2 .27 12 .6
28 .22 (b) 143,236 0 .21 (c) 0 .24 (d) 2 .22 10 .6
15 .03 84,443 0 .05 (e) – 2 .48 28 .3
25 .44 79,917 0 .05 (e) – 2 .61 21 .5
5 .09 77,698 0 .05 (e) – 1 .55 13 .1
( 17 .25 ) 71,210 0 .05 (e) – 2 .50 12 .6
28 .46 79,002 0 .05 (e) – 2 .75 10 .6
15 .04 309,571 0 .02 (e) – 2 .33 28 .3
25 .43 251,756 0 .02 (e) – 2 .40 21 .5
5 .12 183,007 0 .02 (e) – 1 .62 13 .1
( 17 .21 ) 167,461 0 .02 (e) – 2 .55 12 .6
28 .45 180,539 0 .02 (e) – 2 .84 10 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2025 $ 14 .93 $ 0 .27 $ 2 .13 $ 2 .40 ( $ 0 .32 ) ( $ 0 .14 ) ( $ 0 .46 ) $ 16 .87
2024 12 .05 0 .25 3 .04 3 .29 ( 0 .28 ) ( 0 .13 ) ( 0 .41 ) 14 .93
2023 12 .41 0 .15 0 .51 0 .66 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .05
2022 15 .84 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .35 ) ( 0 .40 ) ( 0 .75 ) 12 .41
2021 12 .58 0 .30 3 .48 3 .78 ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 15 .84
Institutional shares
2025 15 .06 0 .35 2 .09 2 .44 ( 0 .33 ) ( 0 .14 ) ( 0 .47 ) 17 .03
2024 12 .14 0 .31 3 .03 3 .34 ( 0 .29 ) ( 0 .13 ) ( 0 .42 ) 15 .06
2023 12 .50 0 .18 0 .50 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .14
2022 15 .93 0 .36 ( 3 .02 ) ( 2 .66 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .50
2021 12 .64 0 .36 3 .47 3 .83 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .93
R-6 shares
2025 15 .08 0 .31 2 .14 2 .45 ( 0 .33 ) ( 0 .14 ) ( 0 .47 ) 17 .06
2024 12 .16 0 .30 3 .05 3 .35 ( 0 .30 ) ( 0 .13 ) ( 0 .43 ) 15 .08
2023 12 .52 0 .19 0 .49 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .16
2022 15 .96 0 .35 ( 3 .02 ) ( 2 .67 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .52
2021 12 .66 0 .38 3 .46 3 .84 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .96

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .57% (b) $ 716,575 0 .18% (c) 0 .18% (d) 1 .76% 29 .8%
27 .74 (b) 420,423 0 .16 (c) 0 .18 (d) 1 .79 18 .7
5 .74 (b) 234,630 0 .18 (c) 0 .20 (d) 1 .21 10 .8
( 17 .72 ) (b) 138,511 0 .21 (c) 0 .23 (d) 2 .18 13 .5
30 .64 (b) 115,496 0 .22 (c) 0 .24 (d) 1 .98 12 .9
16 .72 79,643 0 .05 (e) – 2 .28 29 .8
27 .97 75,455 0 .05 (e) – 2 .21 18 .7
5 .83 67,043 0 .05 (e) – 1 .47 10 .8
( 17 .53 ) 58,528 0 .05 (e) – 2 .58 13 .5
30 .90 68,006 0 .05 (e) – 2 .42 12 .9
16 .80 395,084 0 .02 (e) – 1 .97 29 .8
27 .95 284,795 0 .02 (e) – 2 .14 18 .7
5 .86 210,538 0 .02 (e) – 1 .52 10 .8
( 17 .54 ) 187,431 0 .02 (e) – 2 .50 13 .5
30 .97 194,948 0 .02 (e) – 2 .56 12 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2025 $ 15 .63 $ 0 .28 $ 2 .43 $ 2 .71 ( $ 0 .30 ) ( $ 0 .18 ) ( $ 0 .48 ) $ 17 .86
2024 12 .42 0 .24 3 .38 3 .62 ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 15 .63
2023 12 .82 0 .15 0 .59 0 .74 ( 0 .16 ) ( 0 .98 ) ( 1 .14 ) 12 .42
2022 16 .35 0 .30 ( 3 .09 ) ( 2 .79 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 12 .82
2021 12 .71 0 .28 3 .83 4 .11 ( 0 .35 ) ( 0 .12 ) ( 0 .47 ) 16 .35
Institutional shares
2025 15 .74 0 .34 2 .42 2 .76 ( 0 .32 ) ( 0 .18 ) ( 0 .50 ) 18 .00
2024 12 .51 0 .30 3 .36 3 .66 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 15 .74
2023 12 .90 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .51
2022 16 .44 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .90
2021 12 .77 0 .34 3 .82 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .44
R-6 shares
2025 15 .77 0 .30 2 .47 2 .77 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 18 .03
2024 12 .53 0 .28 3 .39 3 .67 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 15 .77
2023 12 .92 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .53
2022 16 .46 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .92
2021 12 .79 0 .35 3 .81 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .46

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17 .88% (b) $ 293,165 0 .19% (c) 0 .19% (d) 1 .72% 35 .2%
29 .59 (b) 212,485 0 .18 (c) 0 .19 (d) 1 .65 20 .2
6 .18 (b) 125,834 0 .21 (c) 0 .23 (d) 1 .15 10 .8
( 17 .90 ) (b) 86,099 0 .24 (c) 0 .26 (d) 2 .10 15 .9
32 .92 (b) 70,004 0 .26 (c) 0 .28 (d) 1 .81 13 .5
18 .08 64,961 0 .05 (e) – 2 .07 35 .2
29 .69 62,223 0 .05 (e) – 2 .06 20 .2
6 .39 56,859 0 .05 (e) – 1 .38 10 .8
( 17 .75 ) 49,445 0 .05 (e) – 2 .52 15 .9
33 .20 55,809 0 .05 (e) – 2 .22 13 .5
18 .08 283,766 0 .02 (e) – 1 .83 35 .2
29 .76 208,027 0 .02 (e) – 1 .90 20 .2
6 .42 147,185 0 .02 (e) – 1 .39 10 .8
( 17 .71 ) 119,980 0 .02 (e) – 2 .49 15 .9
33 .18 122,476 0 .02 (e) – 2 .30 13 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2025 $ 16 .10 $ 0 .26 $ 2 .70 $ 2 .96 ( $ 0 .28 ) ( $ 0 .20 ) ( $ 0 .48 ) $ 18 .58
2024 12 .64 0 .22 3 .64 3 .86 ( 0 .24 ) ( 0 .16 ) ( 0 .40 ) 16 .10
2023 12 .98 0 .14 0 .64 0 .78 ( 0 .15 ) ( 0 .97 ) ( 1 .12 ) 12 .64
2022 16 .55 0 .29 ( 3 .14 ) ( 2 .85 ) ( 0 .36 ) ( 0 .36 ) ( 0 .72 ) 12 .98
2021 12 .73 0 .26 4 .02 4 .28 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 16 .55
Institutional shares
2025 16 .20 0 .30 2 .72 3 .02 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 18 .71
2024 12 .71 0 .27 3 .64 3 .91 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 16 .20
2023 13 .05 0 .17 0 .64 0 .81 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .71
2022 16 .63 0 .36 ( 3 .19 ) ( 2 .83 ) ( 0 .39 ) ( 0 .36 ) ( 0 .75 ) 13 .05
2021 12 .77 0 .32 4 .02 4 .34 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63
R-6 shares
2025 16 .20 0 .27 2 .76 3 .03 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 18 .72
2024 12 .72 0 .26 3 .64 3 .90 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 16 .20
2023 13 .05 0 .17 0 .65 0 .82 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .72
2022 16 .63 0 .35 ( 3 .17 ) ( 2 .82 ) ( 0 .40 ) ( 0 .36 ) ( 0 .76 ) 13 .05
2021 12 .78 0 .32 4 .01 4 .33 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18 .95% (b) $ 238,731 0 .21% (c) 0 .21% (d) 1 .53% 33 .7%
31 .00 (b) 173,862 0 .20 (c) 0 .22 (d) 1 .44 18 .1
6 .52 (b) 103,198 0 .23 (c) 0 .25 (d) 1 .05 8 .5
( 18 .01 ) (b) 70,033 0 .26 (c) 0 .28 (d) 2 .05 16 .3
34 .17 (b) 57,162 0 .28 (c) 0 .30 (d) 1 .65 12 .1
19 .18 68,856 0 .05 (e) – 1 .79 33 .7
31 .24 56,693 0 .05 (e) – 1 .78 18 .1
6 .68 46,298 0 .05 (e) – 1 .32 8 .5
( 17 .85 ) 39,987 0 .05 (e) – 2 .47 16 .3
34 .60 43,480 0 .05 (e) – 2 .04 12 .1
19 .27 299,635 0 .02 (e) – 1 .63 33 .7
31 .17 200,935 0 .02 (e) – 1 .72 18 .1
6 .80 139,155 0 .02 (e) – 1 .30 8 .5
( 17 .83 ) 108,293 0 .02 (e) – 2 .45 16 .3
34 .53 105,040 0 .02 (e) – 2 .08 12 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2025 $ 16 .57 $ 0 .24 $ 2 .85 $ 3 .09 ( $ 0 .29 ) ( $ 0 .20 ) ( $ 0 .49 ) $ 19 .17
2024 13 .00 0 .20 3 .76 3 .96 ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 16 .57
2023 13 .31 0 .12 0 .68 0 .80 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 13 .00
2022 16 .92 0 .29 ( 3 .22 ) ( 2 .93 ) ( 0 .37 ) ( 0 .31 ) ( 0 .68 ) 13 .31
2021 12 .86 0 .21 4 .28 4 .49 ( 0 .30 ) ( 0 .13 ) ( 0 .43 ) 16 .92
Institutional shares
2025 16 .71 0 .33 2 .82 3 .15 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 19 .35
2024 13 .10 0 .28 3 .75 4 .03 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 16 .71
2023 13 .40 0 .17 0 .66 0 .83 ( 0 .18 ) ( 0 .95 ) ( 1 .13 ) 13 .10
2022 17 .01 0 .36 ( 3 .26 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .40
2021 12 .92 0 .28 4 .27 4 .55 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .01
R-6 shares
2025 16 .75 0 .28 2 .88 3 .16 ( 0 .32 ) ( 0 .20 ) ( 0 .52 ) 19 .39
2024 13 .13 0 .26 3 .78 4 .04 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 16 .75
2023 13 .43 0 .17 0 .67 0 .84 ( 0 .19 ) ( 0 .95 ) ( 1 .14 ) 13 .13
2022 17 .04 0 .35 ( 3 .25 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .43
2021 12 .94 0 .30 4 .26 4 .56 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .04

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19 .19% (b) $ 162,437 0 .26% (c) 0 .26% (d) 1 .40% 33 .7%
30 .91 (b) 106,439 0 .26 (c) 0 .27 (d) 1 .30 16 .8
6 .44 (b) 55,536 0 .30 (c) 0 .35 (d) 0 .91 7 .3
( 18 .06 ) (b) 32,146 0 .30 (c) 0 .39 (d) 1 .96 13 .4
35 .47 (b) 24,427 0 .30 (c) 0 .44 (d) 1 .30 9 .1
19 .46 38,515 0 .05 (e) – 1 .90 33 .7
31 .21 37,805 0 .05 (e) – 1 .81 16 .8
6 .70 30,824 0 .05 (e) – 1 .27 7 .3
( 17 .82 ) 24,173 0 .05 (e) – 2 .45 13 .4
35 .76 25,049 0 .05 (e) – 1 .74 9 .1
19 .45 188,760 0 .02 (e) – 1 .61 33 .7
31 .25 125,778 0 .02 (e) – 1 .66 16 .8
6 .72 80,370 0 .02 (e) – 1 .24 7 .3
( 17 .77 ) 55,493 0 .02 (e) – 2 .39 13 .4
35 .79 50,453 0 .02 (e) – 1 .92 9 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2025 $ 17 .08 $ 0 .24 $ 2 .93 $ 3 .17 ( $ 0 .29 ) ( $ 0 .20 ) ( $ 0 .49 ) $ 19 .76
2024 13 .39 0 .19 3 .89 4 .08 ( 0 .25 ) ( 0 .14 ) ( 0 .39 ) 17 .08
2023 13 .56 0 .12 0 .70 0 .82 ( 0 .16 ) ( 0 .83 ) ( 0 .99 ) 13 .39
2022 17 .18 0 .27 ( 3 .26 ) ( 2 .99 ) ( 0 .38 ) ( 0 .25 ) ( 0 .63 ) 13 .56
2021 12 .97 0 .19 4 .44 4 .63 ( 0 .30 ) ( 0 .12 ) ( 0 .42 ) 17 .18
Institutional shares
2025 17 .30 0 .33 2 .93 3 .26 ( 0 .32 ) ( 0 .20 ) ( 0 .52 ) 20 .04
2024 13 .55 0 .29 3 .88 4 .17 ( 0 .28 ) ( 0 .14 ) ( 0 .42 ) 17 .30
2023 13 .71 0 .17 0 .69 0 .86 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .55
2022 17 .33 0 .35 ( 3 .31 ) ( 2 .96 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .71
2021 13 .07 0 .24 4 .45 4 .69 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .33
R-6 shares
2025 17 .36 0 .29 2 .99 3 .28 ( 0 .33 ) ( 0 .20 ) ( 0 .53 ) 20 .11
2024 13 .59 0 .27 3 .92 4 .19 ( 0 .28 ) ( 0 .14 ) ( 0 .42 ) 17 .36
2023 13 .74 0 .17 0 .70 0 .87 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .59
2022 17 .37 0 .35 ( 3 .32 ) ( 2 .97 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .74
2021 13 .09 0 .28 4 .43 4 .71 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .37

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19 .09% (b) $ 93,839 0 .30% (c) 0 .35% (d) 1 .35% 33 .5%
30 .91 (b) 58,029 0 .30 (c) 0 .37 (d) 1 .21 17 .4
6 .47 (b) 27,750 0 .30 (c) 0 .52 (d) 0 .89 7 .6
( 18 .08 ) (b) 15,523 0 .30 (c) 0 .58 (d) 1 .79 13 .8
36 .20 (b) 9,593 0 .30 (c) 0 .82 (d) 1 .16 12 .9
19 .43 23,393 0 .05 (e) – 1 .84 33 .5
31 .22 18,781 0 .05 (e) – 1 .80 17 .4
6 .68 14,276 0 .05 (e) – 1 .23 7 .6
( 17 .80 ) 10,035 0 .05 (e) – 2 .35 13 .8
36 .46 9,423 0 .05 (e) – 1 .48 12 .9
19 .45 103,388 0 .02 (e) – 1 .59 33 .5
31 .29 66,316 0 .02 (e) – 1 .64 17 .4
6 .74 39,797 0 .02 (e) – 1 .20 7 .6
( 17 .81 ) 24,880 0 .02 (e) – 2 .30 13 .8
36 .56 19,773 0 .02 (e) – 1 .70 12 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2025 $ 15 .47 $ 0 .19 $ 2 .69 $ 2 .88 ( $ 0 .27 ) ( $ 0 .16 ) $ – ( $ 0 .43 ) $ 17 .92
2024 12 .12 0 .17 3 .52 3 .69 ( 0 .23 ) ( 0 .11 ) – ( 0 .34 ) 15 .47
2023 12 .20 0 .12 0 .62 0 .74 ( 0 .16 ) ( 0 .66 ) – ( 0 .82 ) 12 .12
2022 15 .22 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .34 ) – – ( 0 .34 ) 12 .20
2021 11 .36 0 .17 3 .95 4 .12 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .22
Institutional shares
2025 15 .74 0 .28 2 .68 2 .96 ( 0 .29 ) ( 0 .16 ) – ( 0 .45 ) 18 .25
2024 12 .31 0 .23 3 .56 3 .79 ( 0 .25 ) ( 0 .11 ) – ( 0 .36 ) 15 .74
2023 12 .36 0 .14 0 .64 0 .78 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .31
2022 15 .38 0 .29 ( 2 .96 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .36
2021 11 .45 0 .19 4 .00 4 .19 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .38
R-6 shares
2025 15 .76 0 .26 2 .72 2 .98 ( 0 .29 ) ( 0 .16 ) – ( 0 .45 ) 18 .29
2024 12 .33 0 .23 3 .56 3 .79 ( 0 .25 ) ( 0 .11 ) – ( 0 .36 ) 15 .76
2023 12 .37 0 .13 0 .66 0 .79 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .33
2022 15 .39 0 .28 ( 2 .95 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .37
2021 11 .45 0 .27 3 .93 4 .20 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .39

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19 .12% (b) $ 38,114 0 .30% (c) 0 .53% (d) 1 .20% 34 .6%
30 .91 (b) 20,034 0 .30 (c) 0 .62 (d) 1 .17 18 .7
6 .37 (b) 8,800 0 .30 (c) 0 .87 (d) 0 .96 16 .3
( 18 .04 ) (b) 5,632 0 .30 (c) 0 .89 (d) 2 .26 28 .4
36 .67 (b) 5,381 0 .30 (c) 1 .24 (d) 1 .19 31 .3
19 .39 4,973 0 .05 (e) – 1 .71 34 .6
31 .25 3,547 0 .05 (e) – 1 .52 18 .7
6 .67 1,946 0 .05 (e) – 1 .11 16 .3
( 17 .81 ) 1,463 0 .05 (e) – 2 .12 28 .4
37 .00 1,312 0 .05 (e) – 1 .29 31 .3
19 .49 38,740 0 .02 (e) – 1 .58 34 .6
31 .20 23,393 0 .02 (e) – 1 .56 18 .7
6 .75 12,636 0 .02 (e) – 1 .04 16 .3
( 17 .80 ) 5,956 0 .02 (e) – 2 .07 28 .4
37 .09 3,340 0 .02 (e) – 1 .91 31 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2025 $ 13.10 $ 0.13 $ 2.31 $ 2.44 ( $ 0.24) ( $ 0.10) ( $ 0.34) $ 15.20
2024 10.15 0.12 3.04 3.16 (0.20) (0.01) (0.21) 13.10
2023(e) 10.00 (0.01) 0.16 0.15 – – – 10.15
Institutional shares
2025 12.99 0.08 2.38 2.46 (0.24) (0.10) (0.34) 15.11
2024 10.06 0.10 3.04 3.14 (0.20) (0.01) (0.21) 12.99
2023(e) 10.00 0.01 0.05 0.06 – – – 10.06
R-6 shares
2025 13.00 0.20 2.26 2.46 (0.24) (0.10) (0.34) 15.12
2024 10.07 0.09 3.05 3.14 (0.20) (0.01) (0.21) 13.00
2023(e) 10.00 0.01 0.06 0.07 – – – 10.07

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.07% (b) $ 3,513 0.30% (c) 1.49% (d) 0.94% 49.5%
31.44 (b) 1,164 0.30 (c) 3.97 (d) 0.98 48.0
1.50 (b),(f) 355 0.30 (c),(g) 40.52 (d),(g) (0.14) (g) 130.0 (g)
19.39 2,396 0.05 (h) – 0.61 49.5
31.53 263 0.05 (h) – 0.76 48.0
0.60 (f) 36 0.05 (g),(h) – 0.10 (g) 130.0 (g)
19.37 6,408 0.02 (h) – 1.47 49.5
31.50 2,667 0.02 (h) – 0.74 48.0
0.70 (f) 282 0.02 (g),(h) – 0.16 (g) 130.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2025 $ 10 .54 $ 0 .31 $ 0 .74 $ 1 .05 ( $ 0 .30 ) ( $ 0 .01 ) ( $ 0 .31 ) $ 11 .28
2024 9 .33 0 .29 1 .27 1 .56 ( 0 .31 ) ( 0 .04 ) ( 0 .35 ) 10 .54
2023 9 .49 0 .20 0 .10 0 .30 ( 0 .19 ) ( 0 .27 ) ( 0 .46 ) 9 .33
2022 11 .69 0 .23 ( 1 .83 ) ( 1 .60 ) ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 9 .49
2021 11 .18 0 .39 0 .66 1 .05 ( 0 .50 ) ( 0 .04 ) ( 0 .54 ) 11 .69
Institutional shares
2025 10 .60 0 .37 0 .70 1 .07 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 11 .35
2024 9 .38 0 .35 1 .22 1 .57 ( 0 .31 ) ( 0 .04 ) ( 0 .35 ) 10 .60
2023 9 .54 0 .25 0 .07 0 .32 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 9 .38
2022 11 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 9 .54
2021 11 .23 0 .43 0 .63 1 .06 ( 0 .51 ) ( 0 .04 ) ( 0 .55 ) 11 .74
R-6 shares
2025 10 .62 0 .32 0 .77 1 .09 ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 11 .38
2024 9 .40 0 .33 1 .25 1 .58 ( 0 .32 ) ( 0 .04 ) ( 0 .36 ) 10 .62
2023 9 .56 0 .26 0 .06 0 .32 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 9 .40
2022 11 .76 0 .27 ( 1 .84 ) ( 1 .57 ) ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 9 .56
2021 11 .24 0 .52 0 .56 1 .08 ( 0 .52 ) ( 0 .04 ) ( 0 .56 ) 11 .76

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .33% (b) $ 133,941 0 .19% (c) 0 .19% (d) 2 .89% 27 .3%
16 .97 (b) 111,227 0 .19 (c) 0 .21 (d) 2 .84 24 .1
3 .27 (b) 69,130 0 .17 (c) 0 .19 (d) 2 .10 20 .7
( 14 .39 ) (b) 42,296 0 .26 (c) 0 .28 (d) 2 .23 31 .5
9 .56 (b) 33,456 0 .28 (c) 0 .30 (d) 3 .38 20 .6
10 .50 7,746 0 .05 (e) – 3 .50 27 .3
17 .08 8,420 0 .05 (e) – 3 .44 24 .1
3 .42 10,053 0 .05 (e) – 2 .54 20 .7
( 14 .17 ) 11,474 0 .05 (e) – 2 .76 31 .5
9 .69 17,255 0 .05 (e) – 3 .74 20 .6
10 .61 46,188 0 .02 (e) – 2 .96 27 .3
17 .07 40,075 0 .02 (e) – 3 .18 24 .1
3 .45 25,367 0 .02 (e) – 2 .65 20 .7
( 14 .13 ) 33,623 0 .02 (e) – 2 .61 31 .5
9 .78 34,760 0 .02 (e) – 4 .48 20 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2025 $ 11 .73 $ 0 .32 $ 0 .71 $ 1 .03 ( $ 0 .32 ) ( $ 0 .16 ) ( $ 0 .48 ) $ 12 .28
2024 10 .31 0 .32 1 .35 1 .67 ( 0 .25 ) – ( 0 .25 ) 11 .73
2023 10 .46 0 .26 0 .08 0 .34 ( 0 .24 ) ( 0 .25 ) ( 0 .49 ) 10 .31
2022 13 .24 0 .31 ( 2 .18 ) ( 1 .87 ) ( 0 .31 ) ( 0 .60 ) ( 0 .91 ) 10 .46
2021 12 .51 0 .22 0 .95 1 .17 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .24
Class J shares
2025 11 .53 0 .34 0 .70 1 .04 ( 0 .35 ) ( 0 .16 ) ( 0 .51 ) 12 .06
2024 10 .14 0 .33 1 .33 1 .66 ( 0 .27 ) – ( 0 .27 ) 11 .53
2023 10 .29 0 .26 0 .10 0 .36 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 10 .14
2022 13 .04 0 .32 ( 2 .15 ) ( 1 .83 ) ( 0 .32 ) ( 0 .60 ) ( 0 .92 ) 10 .29
2021 12 .33 0 .23 0 .94 1 .17 ( 0 .24 ) ( 0 .22 ) ( 0 .46 ) 13 .04
Institutional shares
2025 11 .62 0 .37 0 .70 1 .07 ( 0 .36 ) ( 0 .16 ) ( 0 .52 ) 12 .17
2024 10 .21 0 .35 1 .34 1 .69 ( 0 .28 ) – ( 0 .28 ) 11 .62
2023 10 .37 0 .30 0 .08 0 .38 ( 0 .29 ) ( 0 .25 ) ( 0 .54 ) 10 .21
2022 13 .13 0 .36 ( 2 .17 ) ( 1 .81 ) ( 0 .35 ) ( 0 .60 ) ( 0 .95 ) 10 .37
2021 12 .41 0 .26 0 .94 1 .20 ( 0 .26 ) ( 0 .22 ) ( 0 .48 ) 13 .13
R-3 shares
2025 11 .48 0 .29 0 .70 0 .99 ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 12 .00
2024 10 .10 0 .29 1 .32 1 .61 ( 0 .23 ) – ( 0 .23 ) 11 .48
2023 10 .25 0 .23 0 .09 0 .32 ( 0 .22 ) ( 0 .25 ) ( 0 .47 ) 10 .10
2022 12 .99 0 .29 ( 2 .16 ) ( 1 .87 ) ( 0 .27 ) ( 0 .60 ) ( 0 .87 ) 10 .25
2021 12 .27 0 .19 0 .94 1 .13 ( 0 .19 ) ( 0 .22 ) ( 0 .41 ) 12 .99
R-5 shares
2025 11 .61 0 .34 0 .70 1 .04 ( 0 .34 ) ( 0 .16 ) ( 0 .50 ) 12 .15
2024 10 .20 0 .33 1 .34 1 .67 ( 0 .26 ) – ( 0 .26 ) 11 .61
2023 10 .36 0 .27 0 .08 0 .35 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 10 .20
2022 13 .12 0 .33 ( 2 .18 ) ( 1 .85 ) ( 0 .31 ) ( 0 .60 ) ( 0 .91 ) 10 .36
2021 12 .39 0 .24 0 .94 1 .18 ( 0 .23 ) ( 0 .22 ) ( 0 .45 ) 13 .12

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .19% (b) $ 37,164 0 .38% (c) – % 2 .77% 24 .4%
16 .36 (b) 37,093 0 .37 (c) – 2 .80 26 .7
3 .28 (b) 35,755 0 .38 (c) – 2 .43 11 .8
( 15 .14 ) (b) 16,425 0 .38 (c) – 2 .72 33 .6
9 .45 (b) 19,902 0 .38 (c) – 1 .66 35 .0
9 .41 (b) 239,340 0 .18 (d) 0 .18 (e) 2 .96 24 .4
16 .54 (b) 237,493 0 .16 (d) 0 .18 (e) 2 .98 26 .7
3 .53 (b) 213,892 0 .19 (d) 0 .21 (e) 2 .51 11 .8
( 15 .02 ) (b) 58,048 0 .23 (d) 0 .25 (e) 2 .87 33 .6
9 .61 (b) 71,811 0 .22 (d) 0 .24 (e) 1 .84 35 .0
9 .69 403,206 0 .00 (c) – 3 .18 24 .4
16 .76 468,789 0 .00 (c) – 3 .16 26 .7
3 .64 464,413 0 .02 – 2 .82 11 .8
( 14 .82 ) 237,065 0 .02 – 3 .12 33 .6
9 .83 337,718 0 .02 – 2 .04 35 .0
8 .98 20,320 0 .58 – 2 .57 24 .4
16 .12 17,650 0 .58 – 2 .60 26 .7
3 .11 19,003 0 .58 – 2 .20 11 .8
( 15 .36 ) 7,731 0 .58 – 2 .56 33 .6
9 .31 10,552 0 .58 – 1 .51 35 .0
9 .38 24,751 0 .27 – 2 .92 24 .4
16 .54 18,000 0 .27 – 2 .94 26 .7
3 .35 20,170 0 .27 – 2 .58 11 .8
( 15 .07 ) 10,147 0 .27 – 2 .90 33 .6
9 .64 13,279 0 .27 – 1 .84 35 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
Class A shares
2025 $ 29 .94 $ 0 .53 ( $ 1 .32 ) ( $ 0 .79 ) ( $ 0 .64 ) ( $ 0 .45 ) $ – ( $ 1 .09 ) $ 28 .06
2024 23 .39 0 .54 6 .63 7 .17 ( 0 .54 ) ( 0 .08 ) – ( 0 .62 ) 29 .94
2023 25 .62 0 .53 ( 1 .88 ) ( 1 .35 ) ( 0 .54 ) ( 0 .26 ) ( 0 .08 ) ( 0 .88 ) 23 .39
2022 33 .58 0 .32 ( 6 .82 ) ( 6 .50 ) ( 0 .35 ) ( 1 .11 ) – ( 1 .46 ) 25 .62
2021 23 .53 0 .26 10 .41 10 .67 ( 0 .30 ) ( 0 .32 ) – ( 0 .62 ) 33 .58
Class C shares
2025 29 .32 0 .27 ( 1 .29 ) ( 1 .02 ) ( 0 .38 ) ( 0 .45 ) – ( 0 .83 ) 27 .47
2024 22 .91 0 .30 6 .50 6 .80 ( 0 .31 ) ( 0 .08 ) – ( 0 .39 ) 29 .32
2023 25 .11 0 .30 ( 1 .85 ) ( 1 .55 ) ( 0 .33 ) ( 0 .26 ) ( 0 .06 ) ( 0 .65 ) 22 .91
2022 32 .93 0 .08 ( 6 .68 ) ( 6 .60 ) ( 0 .11 ) ( 1 .11 ) – ( 1 .22 ) 25 .11
2021 23 .08 0 .05 10 .20 10 .25 ( 0 .08 ) ( 0 .32 ) – ( 0 .40 ) 32 .93
Class J shares
2025 28 .84 0 .54 ( 1 .27 ) ( 0 .73 ) ( 0 .67 ) ( 0 .45 ) – ( 1 .12 ) 26 .99
2024 22 .55 0 .56 6 .39 6 .95 ( 0 .58 ) ( 0 .08 ) – ( 0 .66 ) 28 .84
2023 24 .75 0 .54 ( 1 .83 ) ( 1 .29 ) ( 0 .56 ) ( 0 .26 ) ( 0 .09 ) ( 0 .91 ) 22 .55
2022 32 .49 0 .35 ( 6 .59 ) ( 6 .24 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .75
2021 22 .79 0 .28 10 .08 10 .36 ( 0 .34 ) ( 0 .32 ) – ( 0 .66 ) 32 .49
Institutional shares
2025 29 .96 0 .62 ( 1 .32 ) ( 0 .70 ) ( 0 .73 ) ( 0 .45 ) – ( 1 .18 ) 28 .08
2024 23 .40 0 .63 6 .64 7 .27 ( 0 .63 ) ( 0 .08 ) – ( 0 .71 ) 29 .96
2023 25 .65 0 .63 ( 1 .90 ) ( 1 .27 ) ( 0 .62 ) ( 0 .26 ) ( 0 .10 ) ( 0 .98 ) 23 .40
2022 33 .61 0 .42 ( 6 .82 ) ( 6 .40 ) ( 0 .45 ) ( 1 .11 ) – ( 1 .56 ) 25 .65
2021 23 .55 0 .32 10 .46 10 .78 ( 0 .40 ) ( 0 .32 ) – ( 0 .72 ) 33 .61
R-3 shares
2025 29 .02 0 .46 ( 1 .27 ) ( 0 .81 ) ( 0 .59 ) ( 0 .45 ) – ( 1 .04 ) 27 .17
2024 22 .69 0 .48 6 .43 6 .91 ( 0 .50 ) ( 0 .08 ) – ( 0 .58 ) 29 .02
2023 24 .89 0 .48 ( 1 .83 ) ( 1 .35 ) ( 0 .51 ) ( 0 .26 ) ( 0 .08 ) ( 0 .85 ) 22 .69
2022 32 .66 0 .26 ( 6 .62 ) ( 6 .36 ) ( 0 .30 ) ( 1 .11 ) – ( 1 .41 ) 24 .89
2021 22 .91 0 .17 10 .17 10 .34 ( 0 .27 ) ( 0 .32 ) – ( 0 .59 ) 32 .66
R-5 shares
2025 28 .69 0 .55 ( 1 .27 ) ( 0 .72 ) ( 0 .68 ) ( 0 .45 ) – ( 1 .13 ) 26 .84
2024 22 .44 0 .56 6 .35 6 .91 ( 0 .58 ) ( 0 .08 ) – ( 0 .66 ) 28 .69
2023 24 .63 0 .55 ( 1 .81 ) ( 1 .26 ) ( 0 .58 ) ( 0 .26 ) ( 0 .09 ) ( 0 .93 ) 22 .44
2022 32 .34 0 .35 ( 6 .56 ) ( 6 .21 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .63
2021 22 .68 0 .29 10 .04 10 .33 ( 0 .35 ) ( 0 .32 ) – ( 0 .67 ) 32 .34
R-6 shares
2025 29 .94 0 .64 ( 1 .31 ) ( 0 .67 ) ( 0 .75 ) ( 0 .45 ) – ( 1 .20 ) 28 .07
2024 23 .39 0 .65 6 .63 7 .28 ( 0 .65 ) ( 0 .08 ) – ( 0 .73 ) 29 .94
2023 25 .64 0 .64 ( 1 .89 ) ( 1 .25 ) ( 0 .64 ) ( 0 .26 ) ( 0 .10 ) ( 1 .00 ) 23 .39
2022 33 .60 0 .45 ( 6 .83 ) ( 6 .38 ) ( 0 .47 ) ( 1 .11 ) – ( 1 .58 ) 25 .64
2021 23 .55 0 .40 10 .39 10 .79 ( 0 .42 ) ( 0 .32 ) – ( 0 .74 ) 33 .60

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 2 .61 ) % (b) $ 177,425 1 .19% – % 1 .85% 18 .5%
30 .84 (b) 203,180 1 .19 – 1 .98 31 .2
( 5 .50 ) (b) 182,522 1 .22 – 2 .06 16 .1
( 20 .14 ) (b) 283,213 1 .20 – 1 .05 18 .7
45 .87 (b) 348,715 1 .21 – 0 .88 31 .0
( 3 .45 ) (b) 11,469 2 .07 – 0 .96 18 .5
29 .76 (b) 16,854 2 .05 – 1 .14 31 .2
( 6 .34 ) (b) 18,401 2 .10 – 1 .19 16 .1
( 20 .76 ) (b) 27,677 1 .99 – 0 .25 18 .7
44 .73 (b) ,(c) 40,295 1 .99 – 0 .16 31 .0
( 2 .49 ) (b) 120,178 1 .09 (d) 1 .09 (e) 1 .95 18 .5
31 .00 (b) 138,374 1 .06 (d) 1 .08 (e) 2 .10 31 .2
( 5 .44 ) (b) 119,508 1 .13 (d) 1 .15 (e) 2 .15 16 .1
( 20 .04 ) (b) ,(c) 139,555 1 .07 (d) 1 .09 (e) 1 .18 18 .7
46 .09 (b) ,(c) 185,393 1 .08 (d) 1 .10 (e) 1 .00 31 .0
( 2 .29 ) 3,571,229 0 .86 (f) – 2 .18 18 .5
31 .30 3,810,831 0 .86 (f) – 2 .30 31 .2
( 5 .19 ) 2,867,558 0 .86 (f) – 2 .42 16 .1
( 19 .85 ) 3,291,840 0 .86 (f) – 1 .39 18 .7
46 .34 3,930,727 0 .89 (f) – 1 .06 31 .0
( 2 .76 ) 27,109 1 .37 – 1 .67 18 .5
30 .61 29,609 1 .37 – 1 .80 31 .2
( 5 .65 ) 26,311 1 .37 – 1 .92 16 .1
( 20 .26 ) 33,778 1 .37 – 0 .88 18 .7
45 .63 46,314 1 .37 – 0 .59 31 .0
( 2 .47 ) 71,628 1 .06 – 1 .99 18 .5
31 .00 76,319 1 .06 – 2 .14 31 .2
( 5 .35 ) 75,824 1 .06 – 2 .22 16 .1
( 20 .01 ) 87,270 1 .06 – 1 .19 18 .7
46 .10 114,006 1 .06 – 1 .04 31 .0
( 2 .21 ) 2,206,181 0 .81 – 2 .23 18 .5
31 .33 2,327,404 0 .81 – 2 .36 31 .2
( 5 .14 ) 1,849,047 0 .81 – 2 .47 16 .1
( 19 .79 ) 1,854,169 0 .80 – 1 .46 18 .7
46 .43 2,045,827 0 .80 (f) – 1 .38 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2025 $ 16 .96 $ 0 .31 $ 1 .81 $ 2 .12 ( $ 0 .30 ) ( $ 0 .80 ) ( $ 1 .10 ) $ 17 .98
2024 13 .81 0 .29 3 .13 3 .42 ( 0 .27 ) – ( 0 .27 ) 16 .96
2023 14 .16 0 .24 0 .51 0 .75 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .81
2022 18 .95 0 .32 ( 3 .38 ) ( 3 .06 ) ( 0 .30 ) ( 1 .43 ) ( 1 .73 ) 14 .16
2021 15 .64 0 .20 3 .58 3 .78 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .95
Class C shares
2025 16 .51 0 .18 1 .76 1 .94 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 17 .47
2024 13 .44 0 .17 3 .05 3 .22 ( 0 .15 ) – ( 0 .15 ) 16 .51
2023 13 .81 0 .13 0 .48 0 .61 ( 0 .11 ) ( 0 .87 ) ( 0 .98 ) 13 .44
2022 18 .53 0 .20 ( 3 .30 ) ( 3 .10 ) ( 0 .19 ) ( 1 .43 ) ( 1 .62 ) 13 .81
2021 15 .36 0 .06 3 .51 3 .57 ( 0 .12 ) ( 0 .28 ) ( 0 .40 ) 18 .53
Class J shares
2025 16 .14 0 .32 1 .72 2 .04 ( 0 .33 ) ( 0 .80 ) ( 1 .13 ) 17 .05
2024 13 .15 0 .30 2 .99 3 .29 ( 0 .30 ) – ( 0 .30 ) 16 .14
2023 13 .54 0 .25 0 .48 0 .73 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 13 .15
2022 18 .20 0 .32 ( 3 .22 ) ( 2 .90 ) ( 0 .33 ) ( 1 .43 ) ( 1 .76 ) 13 .54
2021 15 .05 0 .22 3 .43 3 .65 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 18 .20
Institutional shares
2025 16 .57 0 .35 1 .77 2 .12 ( 0 .35 ) ( 0 .80 ) ( 1 .15 ) 17 .54
2024 13 .49 0 .33 3 .07 3 .40 ( 0 .32 ) – ( 0 .32 ) 16 .57
2023 13 .86 0 .27 0 .50 0 .77 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 13 .49
2022 18 .60 0 .37 ( 3 .32 ) ( 2 .95 ) ( 0 .36 ) ( 1 .43 ) ( 1 .79 ) 13 .86
2021 15 .36 0 .25 3 .52 3 .77 ( 0 .25 ) ( 0 .28 ) ( 0 .53 ) 18 .60
R-3 shares
2025 16 .48 0 .27 1 .74 2 .01 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 17 .43
2024 13 .42 0 .24 3 .06 3 .30 ( 0 .24 ) – ( 0 .24 ) 16 .48
2023 13 .80 0 .19 0 .49 0 .68 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 13 .42
2022 18 .51 0 .29 ( 3 .30 ) ( 3 .01 ) ( 0 .27 ) ( 1 .43 ) ( 1 .70 ) 13 .80
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
R-5 shares
2025 16 .54 0 .32 1 .76 2 .08 ( 0 .32 ) ( 0 .80 ) ( 1 .12 ) 17 .50
2024 13 .47 0 .30 3 .05 3 .35 ( 0 .28 ) – ( 0 .28 ) 16 .54
2023 13 .84 0 .24 0 .50 0 .74 ( 0 .24 ) ( 0 .87 ) ( 1 .11 ) 13 .47
2022 18 .56 0 .32 ( 3 .29 ) ( 2 .97 ) ( 0 .32 ) ( 1 .43 ) ( 1 .75 ) 13 .84
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13 .30% (b) $ 2,202,184 0 .59% – % 1 .85% 44 .7%
24 .93 (b) 2,156,725 0 .59 – 1 .79 17 .3
5 .44 (b) 1,897,327 0 .62 – 1 .66 26 .1
( 17 .52 ) (b) 1,965,970 0 .60 – 1 .98 50 .4
24 .55 (b) 2,523,065 0 .59 – 1 .11 31 .3
12 .44 (b) 102,794 1 .36 – 1 .13 44 .7
24 .04 (b) 115,518 1 .37 – 1 .07 17 .3
4 .59 (b) 130,921 1 .40 – 0 .93 26 .1
( 18 .16 ) (b) 174,776 1 .38 – 1 .26 50 .4
23 .57 (b) 281,665 1 .37 – 0 .37 31 .3
13 .49 (b) 1,712,349 0 .44 (c) 0 .45 (d) 1 .99 44 .7
25 .20 (b) 1,594,700 0 .42 (c) 0 .44 (d) 1 .93 17 .3
5 .59 (b) 1,263,792 0 .44 (c) 0 .46 (d) 1 .82 26 .1
( 17 .39 ) (b) 1,158,071 0 .45 (c) 0 .47 (d) 2 .11 50 .4
24 .65 (b) 1,336,353 0 .44 (c) 0 .47 (d) 1 .25 31 .3
13 .66 717,428 0 .29 – 2 .15 44 .7
25 .38 688,003 0 .29 – 2 .08 17 .3
5 .75 642,053 0 .30 – 1 .96 26 .1
( 17 .32 ) 649,784 0 .29 – 2 .34 50 .4
24 .93 896,603 0 .28 – 1 .42 31 .3
12 .99 24,411 0 .85 – 1 .65 44 .7
24 .70 23,739 0 .85 – 1 .51 17 .3
5 .12 19,264 0 .85 – 1 .40 26 .1
( 17 .71 ) 18,236 0 .85 – 1 .83 50 .4
24 .17 27,419 0 .84 – 0 .84 31 .3
13 .37 34,970 0 .54 – 1 .94 44 .7
25 .04 25,389 0 .54 – 1 .92 17 .3
5 .51 29,840 0 .54 – 1 .74 26 .1
( 17 .45 ) 29,709 0 .54 – 2 .05 50 .4
24 .60 37,892 0 .53 – 1 .15 31 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2025 $ 12 .56 $ 0 .31 $ 0 .99 $ 1 .30 ( $ 0 .30 ) ( $ 0 .14 ) ( $ 0 .44 ) $ 13 .42
2024 10 .73 0 .29 1 .82 2 .11 ( 0 .28 ) – ( 0 .28 ) 12 .56
2023 10 .85 0 .23 0 .14 0 .37 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 10 .73
2022 13 .95 0 .26 ( 2 .41 ) ( 2 .15 ) ( 0 .25 ) ( 0 .70 ) ( 0 .95 ) 10 .85
2021 12 .17 0 .19 1 .92 2 .11 ( 0 .19 ) ( 0 .14 ) ( 0 .33 ) 13 .95
Class C shares
2025 12 .40 0 .21 0 .98 1 .19 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .25
2024 10 .59 0 .21 1 .79 2 .00 ( 0 .19 ) – ( 0 .19 ) 12 .40
2023 10 .71 0 .15 0 .13 0 .28 ( 0 .13 ) ( 0 .27 ) ( 0 .40 ) 10 .59
2022 13 .78 0 .16 ( 2 .38 ) ( 2 .22 ) ( 0 .15 ) ( 0 .70 ) ( 0 .85 ) 10 .71
2021 12 .03 0 .09 1 .90 1 .99 ( 0 .10 ) ( 0 .14 ) ( 0 .24 ) 13 .78
Class J shares
2025 12 .34 0 .32 0 .97 1 .29 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 13 .17
2024 10 .54 0 .30 1 .81 2 .11 ( 0 .31 ) – ( 0 .31 ) 12 .34
2023 10 .67 0 .24 0 .14 0 .38 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .54
2022 13 .74 0 .27 ( 2 .37 ) ( 2 .10 ) ( 0 .27 ) ( 0 .70 ) ( 0 .97 ) 10 .67
2021 11 .99 0 .21 1 .89 2 .10 ( 0 .21 ) ( 0 .14 ) ( 0 .35 ) 13 .74
Institutional shares
2025 12 .39 0 .34 0 .98 1 .32 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 13 .23
2024 10 .59 0 .32 1 .80 2 .12 ( 0 .32 ) – ( 0 .32 ) 12 .39
2023 10 .71 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 10 .59
2022 13 .79 0 .29 ( 2 .38 ) ( 2 .09 ) ( 0 .29 ) ( 0 .70 ) ( 0 .99 ) 10 .71
2021 12 .03 0 .23 1 .90 2 .13 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 13 .79
R-3 shares
2025 12 .36 0 .28 0 .97 1 .25 ( 0 .27 ) ( 0 .14 ) ( 0 .41 ) 13 .20
2024 10 .57 0 .25 1 .80 2 .05 ( 0 .26 ) – ( 0 .26 ) 12 .36
2023 10 .69 0 .19 0 .16 0 .35 ( 0 .20 ) ( 0 .27 ) ( 0 .47 ) 10 .57
2022 13 .76 0 .23 ( 2 .38 ) ( 2 .15 ) ( 0 .22 ) ( 0 .70 ) ( 0 .92 ) 10 .69
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
R-5 shares
2025 12 .38 0 .31 0 .98 1 .29 ( 0 .31 ) ( 0 .14 ) ( 0 .45 ) 13 .22
2024 10 .58 0 .30 1 .79 2 .09 ( 0 .29 ) – ( 0 .29 ) 12 .38
2023 10 .71 0 .23 0 .14 0 .37 ( 0 .23 ) ( 0 .27 ) ( 0 .50 ) 10 .58
2022 13 .78 0 .25 ( 2 .36 ) ( 2 .11 ) ( 0 .26 ) ( 0 .70 ) ( 0 .96 ) 10 .71
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .72% (b) $ 522,349 0 .59% – % 2 .43% 32 .3%
19 .85 (b) 525,205 0 .60 – 2 .43 19 .9
3 .42 (b) 492,836 0 .62 – 2 .06 25 .5
( 16 .39 ) (b) 521,254 0 .61 – 2 .11 55 .3
17 .49 (b) 650,919 0 .60 – 1 .41 29 .9
9 .87 (b) 30,894 1 .39 – 1 .69 32 .3
18 .94 (b) 38,812 1 .38 – 1 .75 19 .9
2 .58 (b) 47,961 1 .42 – 1 .33 25 .5
( 17 .06 ) (b) 70,882 1 .38 – 1 .37 55 .3
16 .66 (b) 114,412 1 .37 – 0 .66 29 .9
10 .85 (b) 1,074,776 0 .44 (c) 0 .44 (d) 2 .58 32 .3
20 .13 (b) 1,040,737 0 .43 (c) 0 .44 (d) 2 .57 19 .9
3 .57 (b) 852,351 0 .44 (c) 0 .46 (d) 2 .22 25 .5
( 16 .28 ) (b) 776,202 0 .45 (c) 0 .47 (d) 2 .25 55 .3
17 .69 (b) 869,500 0 .44 (c) 0 .47 (d) 1 .56 29 .9
11 .03 213,226 0 .30 – 2 .71 32 .3
20 .17 212,509 0 .30 – 2 .71 19 .9
3 .79 186,288 0 .31 – 2 .37 25 .5
( 16 .17 ) 206,697 0 .30 – 2 .43 55 .3
17 .89 268,505 0 .29 – 1 .71 29 .9
10 .46 12,775 0 .85 – 2 .23 32 .3
19 .49 11,594 0 .85 – 2 .11 19 .9
3 .23 8,792 0 .86 – 1 .77 25 .5
( 16 .60 ) 8,497 0 .85 – 1 .89 55 .3
17 .18 11,129 0 .84 – 1 .18 29 .9
10 .80 28,303 0 .54 – 2 .50 32 .3
19 .91 18,165 0 .54 – 2 .51 19 .9
3 .45 19,409 0 .55 – 2 .11 25 .5
( 16 .31 ) 19,091 0 .54 – 2 .11 55 .3
17 .61 20,710 0 .53 – 1 .46 29 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2025 $ 20 .30 $ 0 .26 $ 2 .59 $ 2 .85 ( $ 0 .26 ) ( $ 1 .13 ) ( $ 1 .39 ) $ 21 .76
2024 15 .91 0 .24 4 .37 4 .61 ( 0 .22 ) – ( 0 .22 ) 20 .30
2023 16 .64 0 .19 0 .87 1 .06 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .91
2022 22 .20 0 .33 ( 4 .18 ) ( 3 .85 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .64
2021 17 .41 0 .17 5 .27 5 .44 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 22 .20
Class C shares
2025 18 .14 0 .11 2 .28 2 .39 ( 0 .11 ) ( 1 .13 ) ( 1 .24 ) 19 .29
2024 14 .22 0 .09 3 .90 3 .99 ( 0 .07 ) – ( 0 .07 ) 18 .14
2023 15 .03 0 .06 0 .79 0 .85 ( 0 .04 ) ( 1 .62 ) ( 1 .66 ) 14 .22
2022 20 .21 0 .18 ( 3 .82 ) ( 3 .64 ) ( 0 .09 ) ( 1 .45 ) ( 1 .54 ) 15 .03
2021 15 .91 0 .01 4 .81 4 .82 ( 0 .11 ) ( 0 .41 ) ( 0 .52 ) 20 .21
Class J shares
2025 19 .23 0 .27 2 .44 2 .71 ( 0 .29 ) ( 1 .13 ) ( 1 .42 ) 20 .52
2024 15 .09 0 .25 4 .14 4 .39 ( 0 .25 ) – ( 0 .25 ) 19 .23
2023 15 .87 0 .20 0 .84 1 .04 ( 0 .20 ) ( 1 .62 ) ( 1 .82 ) 15 .09
2022 21 .26 0 .34 ( 3 .99 ) ( 3 .65 ) ( 0 .29 ) ( 1 .45 ) ( 1 .74 ) 15 .87
2021 16 .70 0 .19 5 .05 5 .24 ( 0 .27 ) ( 0 .41 ) ( 0 .68 ) 21 .26
Institutional shares
2025 19 .66 0 .31 2 .49 2 .80 ( 0 .31 ) ( 1 .13 ) ( 1 .44 ) 21 .02
2024 15 .42 0 .28 4 .23 4 .51 ( 0 .27 ) – ( 0 .27 ) 19 .66
2023 16 .18 0 .23 0 .85 1 .08 ( 0 .22 ) ( 1 .62 ) ( 1 .84 ) 15 .42
2022 21 .64 0 .38 ( 4 .07 ) ( 3 .69 ) ( 0 .32 ) ( 1 .45 ) ( 1 .77 ) 16 .18
2021 16 .98 0 .23 5 .14 5 .37 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 21 .64
R-3 shares
2025 19 .19 0 .20 2 .43 2 .63 ( 0 .23 ) ( 1 .13 ) ( 1 .36 ) 20 .46
2024 15 .06 0 .18 4 .13 4 .31 ( 0 .18 ) – ( 0 .18 ) 19 .19
2023 15 .82 0 .15 0 .83 0 .98 ( 0 .12 ) ( 1 .62 ) ( 1 .74 ) 15 .06
2022 21 .20 0 .28 ( 4 .01 ) ( 3 .73 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 15 .82
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
R-5 shares
2025 19 .45 0 .27 2 .46 2 .73 ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 20 .78
2024 15 .26 0 .24 4 .18 4 .42 ( 0 .23 ) – ( 0 .23 ) 19 .45
2023 16 .03 0 .19 0 .84 1 .03 ( 0 .18 ) ( 1 .62 ) ( 1 .80 ) 15 .26
2022 21 .46 0 .34 ( 4 .04 ) ( 3 .70 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 16 .03
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15 .00% (b) $ 1,803,526 0 .59% – % 1 .31% 41 .9%
29 .15 (b) 1,739,501 0 .59 – 1 .26 18 .3
6 .95 (b) 1,484,518 0 .62 – 1 .16 25 .6
( 18 .70 ) (b) 1,508,702 0 .60 – 1 .76 52 .4
31 .84 (b) 1,979,014 0 .59 – 0 .81 34 .3
14 .11 (b) 74,549 1 .36 – 0 .59 41 .9
28 .12 (b) 86,958 1 .37 – 0 .53 18 .3
6 .19 (b) 92,295 1 .42 – 0 .40 25 .6
( 19 .39 ) (b) 121,737 1 .37 – 1 .05 52 .4
30 .82 (b) 190,605 1 .38 – 0 .07 34 .3
15 .17 (b) 1,009,226 0 .45 (c) 0 .45 (d) 1 .43 41 .9
29 .32 (b) 889,283 0 .43 (c) 0 .44 (d) 1 .40 18 .3
7 .19 (b) 690,996 0 .45 (c) 0 .47 (d) 1 .32 25 .6
( 18 .59 ) (b) 636,126 0 .45 (c) 0 .47 (d) 1 .90 52 .4
32 .04 (b) 778,913 0 .45 (c) 0 .47 (d) 0 .95 34 .3
15 .33 468,388 0 .30 – 1 .60 41 .9
29 .50 455,578 0 .30 – 1 .55 18 .3
7 .35 397,434 0 .30 – 1 .47 25 .6
( 18 .48 ) 395,979 0 .29 – 2 .08 52 .4
32 .27 539,619 0 .29 – 1 .12 34 .3
14 .69 11,586 0 .85 – 1 .06 41 .9
28 .76 9,881 0 .85 – 1 .02 18 .3
6 .80 7,737 0 .85 – 0 .98 25 .6
( 18 .95 ) 10,909 0 .85 – 1 .58 52 .4
31 .58 15,823 0 .84 – 0 .56 34 .3
15 .10 29,749 0 .54 – 1 .39 41 .9
29 .20 28,551 0 .54 – 1 .32 18 .3
7 .04 24,555 0 .54 – 1 .21 25 .6
( 18 .66 ) 23,881 0 .54 – 1 .86 52 .4
31 .91 30,075 0 .53 – 0 .86 34 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2025 $ 12 .17 $ 0 .36 $ 0 .69 $ 1 .05 ( $ 0 .35 ) $ – ( $ 0 .35 ) $ 12 .87
2024 10 .75 0 .35 1 .42 1 .77 ( 0 .35 ) – ( 0 .35 ) 12 .17
2023 10 .78 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) – ( 0 .26 ) 10 .75
2022 13 .56 0 .28 ( 2 .25 ) ( 1 .97 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 10 .78
2021 12 .38 0 .23 1 .29 1 .52 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .56
Class C shares
2025 12 .02 0 .27 0 .68 0 .95 ( 0 .25 ) – ( 0 .25 ) 12 .72
2024 10 .62 0 .27 1 .38 1 .65 ( 0 .25 ) – ( 0 .25 ) 12 .02
2023 10 .66 0 .18 ( 0 .05 ) 0 .13 ( 0 .17 ) – ( 0 .17 ) 10 .62
2022 13 .41 0 .19 ( 2 .22 ) ( 2 .03 ) ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .66
2021 12 .24 0 .13 1 .27 1 .40 ( 0 .12 ) ( 0 .11 ) ( 0 .23 ) 13 .41
Class J shares
2025 12 .03 0 .37 0 .70 1 .07 ( 0 .37 ) – ( 0 .37 ) 12 .73
2024 10 .63 0 .37 1 .40 1 .77 ( 0 .37 ) – ( 0 .37 ) 12 .03
2023 10 .67 0 .28 ( 0 .04 ) 0 .24 ( 0 .28 ) – ( 0 .28 ) 10 .63
2022 13 .43 0 .29 ( 2 .22 ) ( 1 .93 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 10 .67
2021 12 .26 0 .25 1 .28 1 .53 ( 0 .25 ) ( 0 .11 ) ( 0 .36 ) 13 .43
Institutional shares
2025 12 .12 0 .38 0 .70 1 .08 ( 0 .38 ) – ( 0 .38 ) 12 .82
2024 10 .70 0 .38 1 .42 1 .80 ( 0 .38 ) – ( 0 .38 ) 12 .12
2023 10 .74 0 .29 ( 0 .04 ) 0 .25 ( 0 .29 ) – ( 0 .29 ) 10 .70
2022 13 .51 0 .31 ( 2 .23 ) ( 1 .92 ) ( 0 .32 ) ( 0 .53 ) ( 0 .85 ) 10 .74
2021 12 .34 0 .26 1 .28 1 .54 ( 0 .26 ) ( 0 .11 ) ( 0 .37 ) 13 .51
R-3 shares
2025 12 .09 0 .37 0 .65 1 .02 ( 0 .32 ) – ( 0 .32 ) 12 .79
2024 10 .68 0 .32 1 .41 1 .73 ( 0 .32 ) – ( 0 .32 ) 12 .09
2023 10 .71 0 .24 ( 0 .04 ) 0 .20 ( 0 .23 ) – ( 0 .23 ) 10 .68
2022 13 .48 0 .25 ( 2 .24 ) ( 1 .99 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .71
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
R-5 shares
2025 12 .09 0 .37 0 .70 1 .07 ( 0 .36 ) – ( 0 .36 ) 12 .80
2024 10 .68 0 .30 1 .46 1 .76 ( 0 .35 ) – ( 0 .35 ) 12 .09
2023 10 .72 0 .26 ( 0 .04 ) 0 .22 ( 0 .26 ) – ( 0 .26 ) 10 .68
2022 13 .48 0 .28 ( 2 .22 ) ( 1 .94 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 10 .72
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .82% (b) $ 868,475 0 .59% – % 2 .91% 23 .9%
16 .58 (b) 918,982 0 .59 – 2 .99 19 .8
2 .05 (b) 919,005 0 .61 – 2 .33 20 .8
( 15 .28 ) (b) 1,032,096 0 .60 – 2 .32 57 .3
12 .40 (b) 1,289,067 0 .59 – 1 .72 29 .3
8 .06 (b) 51,518 1 .38 – 2 .19 23 .9
15 .67 (b) 71,603 1 .38 – 2 .29 19 .8
1 .15 (b) 91,832 1 .40 – 1 .60 20 .8
( 15 .90 ) (b) 135,741 1 .38 – 1 .57 57 .3
11 .58 (b) 205,567 1 .36 – 0 .96 29 .3
9 .09 (b) 1,114,673 0 .44 (c) 0 .44 (d) 3 .05 23 .9
16 .78 (b) 1,151,699 0 .42 (c) 0 .44 (d) 3 .13 19 .8
2 .16 (b) 1,064,611 0 .43 (c) 0 .45 (d) 2 .49 20 .8
( 15 .14 ) (b) 1,086,460 0 .44 (c) 0 .46 (d) 2 .48 57 .3
12 .61 (b) 1,321,469 0 .44 (c) 0 .46 (d) 1 .88 29 .3
9 .15 186,610 0 .32 – 3 .12 23 .9
16 .98 180,539 0 .32 – 3 .22 19 .8
2 .25 164,167 0 .32 – 2 .60 20 .8
( 15 .01 ) 173,873 0 .31 – 2 .62 57 .3
12 .68 236,379 0 .31 – 2 .00 29 .3
8 .59 2,603 0 .85 – 3 .04 23 .9
16 .30 3,170 0 .85 – 2 .75 19 .8
1 .81 3,109 0 .85 – 2 .15 20 .8
( 15 .51 ) 3,569 0 .85 – 2 .07 57 .3
12 .11 5,117 0 .84 – 1 .48 29 .3
9 .00 8,083 0 .54 – 2 .99 23 .9
16 .67 20,849 0 .54 – 2 .58 19 .8
2 .03 7,888 0 .54 – 2 .37 20 .8
( 15 .16 ) 8,059 0 .54 – 2 .38 57 .3
12 .46 10,225 0 .53 – 1 .78 29 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2025 $ 23 .61 $ 0 .23 $ 3 .39 $ 3 .62 ( $ 0 .21 ) ( $ 1 .38 ) ( $ 1 .59 ) $ 25 .64
2024 18 .11 0 .20 5 .53 5 .73 ( 0 .17 ) ( 0 .06 ) ( 0 .23 ) 23 .61
2023 18 .24 0 .14 1 .32 1 .46 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 18 .11
2022 24 .57 0 .34 ( 4 .93 ) ( 4 .59 ) ( 0 .34 ) ( 1 .40 ) ( 1 .74 ) 18 .24
2021 18 .57 0 .17 6 .67 6 .84 ( 0 .17 ) ( 0 .67 ) ( 0 .84 ) 24 .57
Class C shares
2025 20 .22 0 .04 2 .88 2 .92 ( 0 .06 ) ( 1 .38 ) ( 1 .44 ) 21 .70
2024 15 .54 0 .03 4 .74 4 .77 ( 0 .03 ) ( 0 .06 ) ( 0 .09 ) 20 .22
2023 15 .88 ( 0 .01 ) 1 .13 1 .12 – ( 1 .46 ) ( 1 .46 ) 15 .54
2022 21 .60 0 .17 ( 4 .33 ) ( 4 .16 ) ( 0 .16 ) ( 1 .40 ) ( 1 .56 ) 15 .88
2021 16 .43 0 .01 5 .87 5 .88 ( 0 .04 ) ( 0 .67 ) ( 0 .71 ) 21 .60
Class J shares
2025 22 .38 0 .24 3 .20 3 .44 ( 0 .25 ) ( 1 .38 ) ( 1 .63 ) 24 .19
2024 17 .18 0 .21 5 .26 5 .47 ( 0 .21 ) ( 0 .06 ) ( 0 .27 ) 22 .38
2023 17 .39 0 .15 1 .26 1 .41 ( 0 .16 ) ( 1 .46 ) ( 1 .62 ) 17 .18
2022 23 .51 0 .35 ( 4 .70 ) ( 4 .35 ) ( 0 .37 ) ( 1 .40 ) ( 1 .77 ) 17 .39
2021 17 .80 0 .19 6 .39 6 .58 ( 0 .20 ) ( 0 .67 ) ( 0 .87 ) 23 .51
Institutional shares
2025 22 .80 0 .29 3 .27 3 .56 ( 0 .28 ) ( 1 .38 ) ( 1 .66 ) 24 .70
2024 17 .50 0 .25 5 .35 5 .60 ( 0 .24 ) ( 0 .06 ) ( 0 .30 ) 22 .80
2023 17 .69 0 .19 1 .27 1 .46 ( 0 .19 ) ( 1 .46 ) ( 1 .65 ) 17 .50
2022 23 .88 0 .40 ( 4 .78 ) ( 4 .38 ) ( 0 .41 ) ( 1 .40 ) ( 1 .81 ) 17 .69
2021 18 .06 0 .23 6 .49 6 .72 ( 0 .23 ) ( 0 .67 ) ( 0 .90 ) 23 .88
R-3 shares
2025 22 .27 0 .14 3 .21 3 .35 ( 0 .15 ) ( 1 .38 ) ( 1 .53 ) 24 .09
2024 17 .10 0 .13 5 .23 5 .36 ( 0 .13 ) ( 0 .06 ) ( 0 .19 ) 22 .27
2023 17 .31 0 .09 1 .25 1 .34 ( 0 .09 ) ( 1 .46 ) ( 1 .55 ) 17 .10
2022 23 .43 0 .32 ( 4 .74 ) ( 4 .42 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 17 .31
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
R-5 shares
2025 22 .43 0 .23 3 .22 3 .45 ( 0 .24 ) ( 1 .38 ) ( 1 .62 ) 24 .26
2024 17 .23 0 .19 5 .27 5 .46 ( 0 .20 ) ( 0 .06 ) ( 0 .26 ) 22 .43
2023 17 .43 0 .14 1 .26 1 .40 ( 0 .14 ) ( 1 .46 ) ( 1 .60 ) 17 .23
2022 23 .56 0 .33 ( 4 .70 ) ( 4 .37 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 17 .43
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .41% (b) $ 1,394,075 0 .59% – % 0 .96% 44 .8%
31 .89 (b) 1,305,661 0 .60 – 0 .89 18 .2
8 .57 (b) 1,081,383 0 .63 – 0 .73 27 .2
( 19 .99 ) (b) 1,066,233 0 .61 – 1 .67 49 .5
37 .68 (b) 1,401,140 0 .60 – 0 .75 26 .3
15 .53 (b) 66,773 1 .38 – 0 .22 44 .8
30 .84 (b) 70,160 1 .39 – 0 .14 18 .2
7 .61 (b) 66,235 1 .45 – ( 0 .03 ) 27 .2
( 20 .59 ) (b) 77,837 1 .41 – 0 .94 49 .5
36 .56 (b) 115,136 1 .39 – 0 .04 26 .3
16 .52 (b) 573,321 0 .46 (c) 0 .46 (d) 1 .07 44 .8
32 .10 (b) 493,983 0 .44 (c) 0 .46 (d) 1 .02 18 .2
8 .73 (b) 372,876 0 .47 (c) 0 .49 (d) 0 .87 27 .2
( 19 .87 ) (b) 334,032 0 .47 (c) 0 .49 (d) 1 .78 49 .5
37 .88 (b) 410,297 0 .46 (c) 0 .48 (d) 0 .88 26 .3
16 .77 381,234 0 .30 – 1 .26 44 .8
32 .27 356,421 0 .30 – 1 .19 18 .2
8 .89 299,870 0 .30 – 1 .04 27 .2
( 19 .73 ) 271,120 0 .29 – 1 .99 49 .5
38 .14 362,447 0 .29 – 1 .05 26 .3
16 .13 9,073 0 .85 – 0 .65 44 .8
31 .55 7,327 0 .85 – 0 .62 18 .2
8 .33 6,746 0 .85 – 0 .50 27 .2
( 20 .20 ) 6,564 0 .85 – 1 .60 49 .5
37 .38 9,782 0 .84 – 0 .36 26 .3
16 .50 32,154 0 .54 – 1 .05 44 .8
31 .92 28,145 0 .54 – 0 .91 18 .2
8 .67 19,279 0 .54 – 0 .79 27 .2
( 19 .95 ) (e) 19,246 0 .54 – 1 .70 49 .5
37 .80 (e) 24,908 0 .53 – 0 .77 26 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2025 $ 11 .99 $ 0 .44 $ 0 .18 $ 0 .62 ( $ 0 .45 ) $ – ( $ 0 .45 ) $ 12 .16
2024 11 .57 0 .41 0 .42 0 .83 ( 0 .41 ) – ( 0 .41 ) 11 .99
2023 11 .40 0 .32 0 .18 0 .50 ( 0 .33 ) – ( 0 .33 ) 11 .57
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
Class C shares
2025 11 .99 0 .33 0 .17 0 .50 ( 0 .33 ) – ( 0 .33 ) 12 .16
2024 11 .58 0 .30 0 .41 0 .71 ( 0 .30 ) – ( 0 .30 ) 11 .99
2023 11 .40 0 .21 0 .18 0 .39 ( 0 .21 ) – ( 0 .21 ) 11 .58
2022 12 .32 0 .05 ( 0 .86 ) ( 0 .81 ) ( 0 .05 ) ( 0 .06 ) ( 0 .11 ) 11 .40
2021 12 .55 – ( 0 .13 ) ( 0 .13 ) ( 0 .01 ) ( 0 .09 ) ( 0 .10 ) 12 .32
Class J shares
2025 11 .98 0 .44 0 .18 0 .62 ( 0 .45 ) – ( 0 .45 ) 12 .15
2024 11 .56 0 .42 0 .42 0 .84 ( 0 .42 ) – ( 0 .42 ) 11 .98
2023 11 .39 0 .33 0 .17 0 .50 ( 0 .33 ) – ( 0 .33 ) 11 .56
2022 12 .31 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .39
2021 12 .53 0 .12 ( 0 .13 ) ( 0 .01 ) ( 0 .12 ) ( 0 .09 ) ( 0 .21 ) 12 .31
Institutional shares
2025 11 .98 0 .47 0 .17 0 .64 ( 0 .47 ) – ( 0 .47 ) 12 .15
2024 11 .57 0 .44 0 .41 0 .85 ( 0 .44 ) – ( 0 .44 ) 11 .98
2023 11 .39 0 .35 0 .18 0 .53 ( 0 .35 ) – ( 0 .35 ) 11 .57
2022 12 .31 0 .18 ( 0 .85 ) ( 0 .67 ) ( 0 .19 ) ( 0 .06 ) ( 0 .25 ) 11 .39
2021 12 .53 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) ( 0 .09 ) ( 0 .23 ) 12 .31
R-3 shares
2025 11 .99 0 .40 0 .18 0 .58 ( 0 .41 ) – ( 0 .41 ) 12 .16
2024 11 .57 0 .37 0 .42 0 .79 ( 0 .37 ) – ( 0 .37 ) 11 .99
2023 11 .40 0 .29 0 .17 0 .46 ( 0 .29 ) – ( 0 .29 ) 11 .57
2022 12 .32 0 .12 ( 0 .86 ) ( 0 .74 ) ( 0 .12 ) ( 0 .06 ) ( 0 .18 ) 11 .40
2021 12 .54 0 .07 ( 0 .12 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .17 ) 12 .32
R-5 shares
2025 11 .99 0 .44 0 .17 0 .61 ( 0 .44 ) – ( 0 .44 ) 12 .16
2024 11 .58 0 .41 0 .41 0 .82 ( 0 .41 ) – ( 0 .41 ) 11 .99
2023 11 .40 0 .32 0 .19 0 .51 ( 0 .33 ) – ( 0 .33 ) 11 .58
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .22% (b) $ 325,160 0 .60% – % 3 .67% 42 .3%
7 .27 (b) 315,310 0 .63 – 3 .46 46 .7
4 .39 (b) 316,038 0 .65 – 2 .79 35 .4
( 5 .73 ) (b) 353,052 0 .65 – 1 .32 28 .4
( 0 .17 ) (b) 470,326 0 .67 – 0 .89 52 .4
4 .23 (b) 12,936 1 .54 – 2 .73 42 .3
6 .17 (b) 15,263 1 .58 – 2 .51 46 .7
3 .46 (b) 17,277 1 .63 – 1 .79 35 .4
( 6 .61 ) (b) 23,675 1 .57 – 0 .38 28 .4
( 1 .09 ) (b) 34,992 1 .56 – 0 .02 52 .4
5 .24 (b) 104,710 0 .59 (c) 0 .59 (d) 3 .69 42 .3
7 .32 (b) 109,830 0 .59 (c) 0 .60 (d) 3 .50 46 .7
4 .43 (b) 115,360 0 .61 (c) 0 .63 (d) 2 .83 35 .4
( 5 .72 ) (b) 127,563 0 .62 (c) 0 .64 (d) 1 .36 28 .4
( 0 .13 ) (b) 154,334 0 .62 (c) 0 .65 (d) 0 .94 52 .4
5 .44 3,069,877 0 .39 – 3 .88 42 .3
7 .40 2,865,011 0 .43 – 3 .67 46 .7
4 .72 2,375,615 0 .42 (e) – 3 .02 35 .4
( 5 .53 ) 2,654,929 0 .43 (e) – 1 .53 28 .4
0 .06 3,531,191 0 .43 (e) – 1 .14 52 .4
4 .88 6,658 0 .92 – 3 .35 42 .3
6 .93 9,050 0 .95 – 3 .14 46 .7
4 .07 9,999 0 .95 – 2 .50 35 .4
( 6 .03 ) 9,841 0 .96 – 1 .02 28 .4
( 0 .48 ) 10,268 0 .98 – 0 .58 52 .4
5 .21 11,445 0 .61 – 3 .67 42 .3
7 .17 7,909 0 .64 – 3 .44 46 .7
4 .49 8,616 0 .64 – 2 .80 35 .4
( 5 .74 ) 9,125 0 .65 – 1 .31 28 .4
( 0 .17 ) 11,377 0 .67 – 0 .90 52 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2025 $ 25 .95 ( $ 0 .01 ) $ 3 .24 $ 3 .23 ( $ 0 .02 ) ( $ 0 .46 ) ( $ 0 .48 ) $ 28 .70
2024 20 .93 0 .05 5 .70 5 .75 ( 0 .04 ) ( 0 .69 ) ( 0 .73 ) 25 .95
2023 22 .97 0 .02 ( 2 .06 ) ( 2 .04 ) – – – 20 .93
2022 30 .71 ( 0 .02 ) ( 5 .59 ) ( 5 .61 ) – ( 2 .13 ) ( 2 .13 ) 22 .97
2021 20 .37 ( 0 .10 ) 11 .00 10 .90 – ( 0 .56 ) ( 0 .56 ) 30 .71
Class J shares
2025 24 .50 0 .03 3 .05 3 .08 ( 0 .06 ) ( 0 .46 ) ( 0 .52 ) 27 .06
2024 19 .80 0 .08 5 .39 5 .47 ( 0 .08 ) ( 0 .69 ) ( 0 .77 ) 24 .50
2023 21 .72 0 .05 ( 1 .95 ) ( 1 .90 ) ( 0 .02 ) – ( 0 .02 ) 19 .80
2022 29 .11 0 .02 ( 5 .28 ) ( 5 .26 ) – ( 2 .13 ) ( 2 .13 ) 21 .72
2021 19 .30 ( 0 .05 ) 10 .42 10 .37 – ( 0 .56 ) ( 0 .56 ) 29 .11
Institutional shares
2025 28 .80 0 .06 3 .61 3 .67 ( 0 .08 ) ( 0 .46 ) ( 0 .54 ) 31 .93
2024 23 .16 0 .13 6 .31 6 .44 ( 0 .11 ) ( 0 .69 ) ( 0 .80 ) 28 .80
2023 25 .39 0 .11 ( 2 .29 ) ( 2 .18 ) ( 0 .05 ) – ( 0 .05 ) 23 .16
2022 33 .60 0 .06 ( 6 .14 ) ( 6 .08 ) – ( 2 .13 ) ( 2 .13 ) 25 .39
2021 22 .21 ( 0 .03 ) 12 .01 11 .98 – ( 0 .59 ) ( 0 .59 ) 33 .60
R-3 shares
2025 25 .67 ( 0 .06 ) 3 .21 3 .15 – ( 0 .46 ) ( 0 .46 ) 28 .36
2024 20 .72 – 5 .65 5 .65 ( 0 .01 ) ( 0 .69 ) ( 0 .70 ) 25 .67
2023 22 .78 ( 0 .01 ) ( 2 .05 ) ( 2 .06 ) – – – 20 .72
2022 30 .51 ( 0 .06 ) ( 5 .54 ) ( 5 .60 ) – ( 2 .13 ) ( 2 .13 ) 22 .78
2021 20 .28 ( 0 .15 ) 10 .94 10 .79 – ( 0 .56 ) ( 0 .56 ) 30 .51
R-5 shares
2025 28 .32 0 .03 3 .53 3 .56 ( 0 .06 ) ( 0 .46 ) ( 0 .52 ) 31 .36
2024 22 .79 0 .08 6 .21 6 .29 ( 0 .07 ) ( 0 .69 ) ( 0 .76 ) 28 .32
2023 24 .98 0 .07 ( 2 .25 ) ( 2 .18 ) ( 0 .01 ) – ( 0 .01 ) 22 .79
2022 33 .14 0 .02 ( 6 .05 ) ( 6 .03 ) – ( 2 .13 ) ( 2 .13 ) 24 .98
2021 21 .91 ( 0 .07 ) 11 .86 11 .79 – ( 0 .56 ) ( 0 .56 ) 33 .14
R-6 shares
2025 28 .84 0 .10 3 .60 3 .70 ( 0 .11 ) ( 0 .46 ) ( 0 .57 ) 31 .97
2024 23 .19 0 .15 6 .33 6 .48 ( 0 .14 ) ( 0 .69 ) ( 0 .83 ) 28 .84
2023 25 .42 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .08 ) – ( 0 .08 ) 23 .19
2022 33 .61 0 .08 ( 6 .14 ) ( 6 .06 ) – ( 2 .13 ) ( 2 .13 ) 25 .42
2021 22 .21 – 12 .01 12 .01 – ( 0 .61 ) ( 0 .61 ) 33 .61

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .68% (b) $ 262,541 1 .11% – % ( 0 .03 ) % 31 .4%
27 .75 (b) 263,797 1 .11 – 0 .19 41 .1
( 8 .88 ) (b) 230,211 1 .19 – 0 .08 28 .7
( 19 .05 ) (b) 253,893 1 .14 – ( 0 .07 ) 18 .7
54 .21 (b) 348,066 1 .12 – ( 0 .35 ) 38 .0
12 .85 (b) 192,751 0 .97 (c) 0 .97 (d) 0 .10 31 .4
27 .94 (b) 192,105 0 .96 (c) 0 .97 (d) 0 .34 41 .1
( 8 .75 ) (b) 165,565 1 .02 (c) 1 .04 (d) 0 .24 28 .7
( 18 .88 ) (b) 193,888 0 .99 (c) 1 .01 (d) 0 .08 18 .7
54 .39 (b) ,(e) 259,335 0 .98 (c) 1 .00 (d) ( 0 .20 ) 38 .0
12 .99 751,830 0 .85 (f) – 0 .22 31 .4
28 .10 745,771 0 .85 (f) – 0 .47 41 .1
( 8 .61 ) 378,571 0 .85 (f) – 0 .42 28 .7
( 18 .79 ) 411,643 0 .85 (f) – 0 .21 18 .7
54 .64 577,259 0 .85 (f) – ( 0 .09 ) 38 .0
12 .51 17,143 1 .30 – ( 0 .23 ) 31 .4
27 .55 15,484 1 .31 – ( 0 .01 ) 41 .1
( 9 .04 ) 14,313 1 .31 – ( 0 .05 ) 28 .7
( 19 .15 ) 14,119 1 .31 – ( 0 .24 ) 18 .7
53 .90 15,267 1 .31 – ( 0 .54 ) 38 .0
12 .83 58,569 0 .99 – 0 .09 31 .4
27 .87 44,708 1 .00 – 0 .30 41 .1
( 8 .72 ) 38,705 1 .00 – 0 .26 28 .7
( 18 .91 ) 50,244 1 .00 – 0 .09 18 .7
54 .46 44,522 1 .00 – ( 0 .23 ) 38 .0
13 .10 981,889 0 .73 (f) – 0 .35 31 .4
28 .23 986,896 0 .74 (f) – 0 .53 41 .1
( 8 .49 ) 200,915 0 .76 (f) – 0 .51 28 .7
( 18 .72 ) 221,952 0 .75 (f) – 0 .32 18 .7
54 .76 169,609 0 .75 (f) – 0 .01 38 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2025 $ 9 .29 ( $ 0 .05 ) $ 1 .27 $ 1 .22 ( $ 0 .08 ) ( $ 1 .12 ) ( $ 1 .20 ) $ 9 .31
2024 6 .89 ( 0 .04 ) 2 .44 2 .40 – – – 9 .29
2023 7 .47 ( 0 .04 ) ( 0 .44 ) ( 0 .48 ) – ( 0 .10 ) ( 0 .10 ) 6 .89
2022 13 .34 ( 0 .06 ) ( 3 .36 ) ( 3 .42 ) – ( 2 .45 ) ( 2 .45 ) 7 .47
2021 10 .37 ( 0 .09 ) 3 .94 3 .85 – ( 0 .88 ) ( 0 .88 ) 13 .34
Institutional shares
2025 15 .75 ( 0 .07 ) 2 .26 2 .19 ( 0 .08 ) ( 1 .12 ) ( 1 .20 ) 16 .74
2024 11 .66 ( 0 .05 ) 4 .14 4 .09 – – – 15 .75
2023 12 .54 ( 0 .04 ) ( 0 .74 ) ( 0 .78 ) – ( 0 .10 ) ( 0 .10 ) 11 .66
2022 20 .54 ( 0 .07 ) ( 5 .48 ) ( 5 .55 ) – ( 2 .45 ) ( 2 .45 ) 12 .54
2021 15 .56 ( 0 .12 ) 5 .98 5 .86 – ( 0 .88 ) ( 0 .88 ) 20 .54
R-3 shares
2025 11 .51 ( 0 .10 ) 1 .61 1 .51 ( 0 .05 ) ( 1 .12 ) ( 1 .17 ) 11 .85
2024 8 .56 ( 0 .09 ) 3 .04 2 .95 – – – 11 .51
2023 9 .28 ( 0 .07 ) ( 0 .55 ) ( 0 .62 ) – ( 0 .10 ) ( 0 .10 ) 8 .56
2022 15 .96 ( 0 .10 ) ( 4 .13 ) ( 4 .23 ) – ( 2 .45 ) ( 2 .45 ) 9 .28
2021 12 .30 ( 0 .16 ) 4 .70 4 .54 – ( 0 .88 ) ( 0 .88 ) 15 .96
R-5 shares
2025 14 .06 ( 0 .08 ) 1 .99 1 .91 ( 0 .07 ) ( 1 .12 ) ( 1 .19 ) 14 .78
2024 10 .43 ( 0 .06 ) 3 .69 3 .63 – – – 14 .06
2023 11 .24 ( 0 .05 ) ( 0 .66 ) ( 0 .71 ) – ( 0 .10 ) ( 0 .10 ) 10 .43
2022 18 .71 ( 0 .08 ) ( 4 .94 ) ( 5 .02 ) – ( 2 .45 ) ( 2 .45 ) 11 .24
2021 14 .25 ( 0 .13 ) 5 .47 5 .34 – ( 0 .88 ) ( 0 .88 ) 18 .71
R-6 shares
2025 15 .81 ( 0 .05 ) 2 .27 2 .22 ( 0 .10 ) ( 1 .12 ) ( 1 .22 ) 16 .81
2024 11 .70 ( 0 .03 ) 4 .14 4 .11 – – – 15 .81
2023 12 .57 ( 0 .02 ) ( 0 .75 ) ( 0 .77 ) – ( 0 .10 ) ( 0 .10 ) 11 .70
2022 20 .56 ( 0 .05 ) ( 5 .49 ) ( 5 .54 ) – ( 2 .45 ) ( 2 .45 ) 12 .57
2021 15 .55 ( 0 .10 ) 5 .99 5 .89 – ( 0 .88 ) ( 0 .88 ) 20 .56

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14 .71% (b) $ 71,569 1 .11% (c) 1 .13% (d) ( 0 .62 ) % 70 .1%
34 .83 (b) 69,270 1 .09 (c) 1 .13 (d) ( 0 .49 ) 61 .2
( 6 .47 ) (b) 56,943 1 .14 (c) 1 .18 (d) ( 0 .49 ) 50 .3
( 29 .78 ) (b) 63,827 1 .11 (c) 1 .15 (d) ( 0 .64 ) 50 .7
38 .18 (b) 103,343 1 .07 (c) 1 .11 (d) ( 0 .74 ) 62 .1
14 .83 96,068 0 .95 (e) – ( 0 .46 ) 70 .1
35 .08 114,047 0 .96 (e) – ( 0 .35 ) 61 .2
( 6 .25 ) 133,979 0 .97 (e) – ( 0 .32 ) 50 .3
( 29 .74 ) (f) 195,117 0 .94 (e) – ( 0 .47 ) 50 .7
38 .44 (f) 300,718 0 .93 (e) – ( 0 .60 ) 62 .1
14 .32 16,554 1 .41 (e) – ( 0 .93 ) 70 .1
34 .46 15,205 1 .41 (e) – ( 0 .80 ) 61 .2
( 6 .62 ) (f) 11,855 1 .41 (e) – ( 0 .75 ) 50 .3
( 30 .07 ) (f) 13,703 1 .40 (e) – ( 0 .94 ) 50 .7
37 .78 18,489 1 .40 (e) – ( 1 .07 ) 62 .1
14 .65 29,868 1 .10 (e) – ( 0 .62 ) 70 .1
34 .80 23,968 1 .10 (e) – ( 0 .49 ) 61 .2
( 6 .34 ) 20,970 1 .10 (e) – ( 0 .44 ) 50 .3
( 29 .79 ) 32,559 1 .09 (e) – ( 0 .63 ) 50 .7
38 .24 50,285 1 .09 (e) – ( 0 .75 ) 62 .1
14 .99 1,976,046 0 .84 (e) – ( 0 .36 ) 70 .1
35 .13 1,892,007 0 .84 (e) – ( 0 .23 ) 61 .2
( 6 .07 ) (f) 1,786,028 0 .84 (e) – ( 0 .19 ) 50 .3
( 29 .67 ) (f) 1,935,411 0 .84 (e) – ( 0 .37 ) 50 .7
38 .60 2,780,704 0 .83 (e) – ( 0 .50 ) 62 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2025 $ 25 .21 $ 0 .25 $ 0 .99 $ 1 .24 ( $ 0 .30 ) ( $ 2 .01 ) ( $ 2 .31 ) $ 24 .14
2024 20 .38 0 .31 5 .61 5 .92 ( 0 .34 ) ( 0 .75 ) ( 1 .09 ) 25 .21
2023 24 .87 0 .31 ( 2 .19 ) ( 1 .88 ) ( 0 .28 ) ( 2 .33 ) ( 2 .61 ) 20 .38
2022 31 .18 0 .27 ( 3 .84 ) ( 3 .57 ) ( 0 .25 ) ( 2 .49 ) ( 2 .74 ) 24 .87
2021 20 .17 0 .24 11 .32 11 .56 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 31 .18
Institutional shares
2025 27 .51 0 .32 1 .07 1 .39 ( 0 .33 ) ( 2 .01 ) ( 2 .34 ) 26 .56
2024 22 .15 0 .38 6 .12 6 .50 ( 0 .39 ) ( 0 .75 ) ( 1 .14 ) 27 .51
2023 26 .79 0 .38 ( 2 .36 ) ( 1 .98 ) ( 0 .33 ) ( 2 .33 ) ( 2 .66 ) 22 .15
2022 33 .36 0 .34 ( 4 .12 ) ( 3 .78 ) ( 0 .30 ) ( 2 .49 ) ( 2 .79 ) 26 .79
2021 21 .54 0 .31 12 .09 12 .40 ( 0 .27 ) ( 0 .31 ) ( 0 .58 ) 33 .36
R-3 shares
2025 28 .25 0 .19 1 .11 1 .30 ( 0 .20 ) ( 2 .01 ) ( 2 .21 ) 27 .34
2024 22 .72 0 .26 6 .27 6 .53 ( 0 .25 ) ( 0 .75 ) ( 1 .00 ) 28 .25
2023 27 .39 0 .26 ( 2 .42 ) ( 2 .16 ) ( 0 .18 ) ( 2 .33 ) ( 2 .51 ) 22 .72
2022 34 .04 0 .20 ( 4 .22 ) ( 4 .02 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 27 .39
2021 21 .99 0 .16 12 .35 12 .51 ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 34 .04
R-5 shares
2025 28 .99 0 .28 1 .14 1 .42 ( 0 .29 ) ( 2 .01 ) ( 2 .30 ) 28 .11
2024 23 .29 0 .35 6 .43 6 .78 ( 0 .33 ) ( 0 .75 ) ( 1 .08 ) 28 .99
2023 28 .03 0 .35 ( 2 .49 ) ( 2 .14 ) ( 0 .27 ) ( 2 .33 ) ( 2 .60 ) 23 .29
2022 34 .76 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .23 ) ( 2 .49 ) ( 2 .72 ) 28 .03
2021 22 .44 0 .26 12 .60 12 .86 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 34 .76
R-6 shares
2025 27 .49 0 .33 1 .09 1 .42 ( 0 .35 ) ( 2 .01 ) ( 2 .36 ) 26 .55
2024 22 .14 0 .39 6 .11 6 .50 ( 0 .40 ) ( 0 .75 ) ( 1 .15 ) 27 .49
2023 26 .78 0 .39 ( 2 .36 ) ( 1 .97 ) ( 0 .34 ) ( 2 .33 ) ( 2 .67 ) 22 .14
2022 33 .35 0 .35 ( 4 .11 ) ( 3 .76 ) ( 0 .32 ) ( 2 .49 ) ( 2 .81 ) 26 .78
2021 21 .54 0 .33 12 .08 12 .41 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 33 .35

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .21% (b) $ 172,867 0 .39% (c) 0 .39% (d) 1 .07% 35 .9%
29 .50 (b) 183,530 0 .38 (c) 0 .39 (d) 1 .30 22 .4
( 8 .04 ) (b) 152,416 0 .42 (c) 0 .44 (d) 1 .35 27 .5
( 12 .25 ) (b) 175,397 0 .40 (c) 0 .42 (d) 1 .01 15 .9
57 .97 (b) 209,971 0 .39 (c) 0 .41 (d) 0 .83 11 .9
5 .35 173,727 0 .21 (e) – 1 .25 35 .9
29 .76 222,349 0 .21 (e) – 1 .47 22 .4
( 7 .85 ) 200,564 0 .21 (e) – 1 .56 27 .5
( 12 .08 ) 229,566 0 .21 (e) – 1 .19 15 .9
58 .26 291,508 0 .21 (e) – 1 .01 11 .9
4 .84 63,644 0 .73 – 0 .73 35 .9
29 .09 66,441 0 .73 – 0 .96 22 .4
( 8 .33 ) 64,740 0 .73 – 1 .04 27 .5
( 12 .54 ) 79,204 0 .73 – 0 .67 15 .9
57 .42 103,119 0 .73 – 0 .49 11 .9
5 .16 86,244 0 .42 – 1 .04 35 .9
29 .49 88,918 0 .42 – 1 .26 22 .4
( 8 .07 ) 80,736 0 .42 – 1 .35 27 .5
( 12 .25 ) 103,304 0 .42 – 0 .99 15 .9
57 .89 128,741 0 .42 – 0 .80 11 .9
5 .45 723,748 0 .17 – 1 .29 35 .9
29 .78 623,848 0 .16 – 1 .52 22 .4
( 7 .80 ) 514,879 0 .17 – 1 .60 27 .5
( 12 .04 ) 533,682 0 .16 (e) – 1 .24 15 .9
58 .33 646,055 0 .16 (e) – 1 .06 11 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2025 $ 12 .06 $ 0 .11 $ 0 .46 $ 0 .57 ( $ 0 .14 ) ( $ 1 .12 ) ( $ 1 .26 ) $ 11 .37
2024 9 .88 0 .12 2 .41 2 .53 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 12 .06
2023 11 .41 0 .09 ( 0 .42 ) ( 0 .33 ) ( 0 .06 ) ( 1 .14 ) ( 1 .20 ) 9 .88
2022 14 .02 0 .05 ( 0 .75 ) ( 0 .70 ) ( 0 .06 ) ( 1 .85 ) ( 1 .91 ) 11 .41
2021 8 .63 0 .04 5 .39 5 .43 ( 0 .04 ) – ( 0 .04 ) 14 .02
Institutional shares
2025 12 .62 0 .15 0 .48 0 .63 ( 0 .16 ) ( 1 .12 ) ( 1 .28 ) 11 .97
2024 10 .34 0 .16 2 .50 2 .66 ( 0 .13 ) ( 0 .25 ) ( 0 .38 ) 12 .62
2023 11 .88 0 .13 ( 0 .44 ) ( 0 .31 ) ( 0 .09 ) ( 1 .14 ) ( 1 .23 ) 10 .34
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .09 ) ( 1 .85 ) ( 1 .94 ) 11 .88
2021 8 .94 0 .09 5 .56 5 .65 ( 0 .09 ) – ( 0 .09 ) 14 .50
R-3 shares
2025 11 .75 0 .08 0 .45 0 .53 ( 0 .11 ) ( 1 .12 ) ( 1 .23 ) 11 .05
2024 9 .65 0 .08 2 .35 2 .43 ( 0 .08 ) ( 0 .25 ) ( 0 .33 ) 11 .75
2023 11 .17 0 .07 ( 0 .41 ) ( 0 .34 ) ( 0 .04 ) ( 1 .14 ) ( 1 .18 ) 9 .65
2022 13 .76 0 .02 ( 0 .73 ) ( 0 .71 ) ( 0 .03 ) ( 1 .85 ) ( 1 .88 ) 11 .17
2021 8 .48 0 .02 5 .29 5 .31 ( 0 .03 ) – ( 0 .03 ) 13 .76
R-5 shares
2025 12 .28 0 .12 0 .46 0 .58 ( 0 .14 ) ( 1 .12 ) ( 1 .26 ) 11 .60
2024 10 .06 0 .13 2 .44 2 .57 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 12 .28
2023 11 .59 0 .10 ( 0 .42 ) ( 0 .32 ) ( 0 .07 ) ( 1 .14 ) ( 1 .21 ) 10 .06
2022 14 .20 0 .06 ( 0 .75 ) ( 0 .69 ) ( 0 .07 ) ( 1 .85 ) ( 1 .92 ) 11 .59
2021 8 .75 0 .06 5 .45 5 .51 ( 0 .06 ) – ( 0 .06 ) 14 .20
R-6 shares
2025 12 .61 0 .15 0 .48 0 .63 ( 0 .16 ) ( 1 .12 ) ( 1 .28 ) 11 .96
2024 10 .33 0 .16 2 .51 2 .67 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 12 .61
2023 11 .87 0 .13 ( 0 .43 ) ( 0 .30 ) ( 0 .10 ) ( 1 .14 ) ( 1 .24 ) 10 .33
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .10 ) ( 1 .85 ) ( 1 .95 ) 11 .87
2021 8 .93 0 .10 5 .56 5 .66 ( 0 .09 ) – ( 0 .09 ) 14 .50

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .13% (b) $ 18,883 1 .21% (c) 1 .23% (d) 0 .99% 89 .9%
25 .67 (b) 23,814 1 .21 (c) 1 .25 (d) 1 .01 73 .9
( 2 .93 ) (b) 19,813 1 .31 (c) 1 .35 (d) 0 .81 65 .2
( 5 .41 ) (b) 20,790 1 .28 (c) 1 .32 (d) 0 .40 55 .4
63 .03 (b) 23,564 1 .29 (c) 1 .33 (d) 0 .35 87 .5
5 .47 146,676 0 .94 (e) – 1 .28 89 .9
25 .89 171,914 0 .96 (e) – 1 .30 73 .9
( 2 .58 ) 193,833 0 .96 (e) – 1 .18 65 .2
( 5 .02 ) 185,308 0 .96 (e) – 0 .73 55 .4
63 .45 204,526 0 .96 (e) – 0 .70 87 .5
4 .92 5,422 1 .45 (e) – 0 .75 89 .9
25 .27 5,036 1 .49 (e) – 0 .75 73 .9
( 3 .12 ) 4,937 1 .50 (e) – 0 .63 65 .2
( 5 .59 ) 5,063 1 .49 (e) – 0 .19 55 .4
62 .67 6,089 1 .49 (e) – 0 .14 87 .5
5 .18 6,748 1 .14 (e) – 1 .08 89 .9
25 .69 6,507 1 .18 (e) – 1 .10 73 .9
( 2 .82 ) 10,587 1 .19 (e) – 0 .94 65 .2
( 5 .28 ) 13,339 1 .18 (e) – 0 .51 55 .4
63 .22 16,754 1 .18 (e) – 0 .49 87 .5
5 .59 (f) 917,627 0 .89 (e) – 1 .31 89 .9
25 .94 907,192 0 .94 (e) – 1 .29 73 .9
( 2 .55 ) 935,878 0 .93 (e) – 1 .19 65 .2
( 5 .07 ) 895,326 0 .93 (e) – 0 .76 55 .4
63 .66 1,150,438 0 .93 (e) – 0 .72 87 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2025 $ 6 .71 $ 0 .24 ( $ 0 .01 ) $ 0 .23 ( $ 0 .25 ) ( $ 0 .25 ) $ 6 .69
2024 6 .34 0 .23 0 .37 0 .60 ( 0 .23 ) ( 0 .23 ) 6 .71
2023 6 .31 0 .21 0 .03 0 .24 ( 0 .21 ) ( 0 .21 ) 6 .34
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
Class C shares
2025 6 .74 0 .18 ( 0 .01 ) 0 .17 ( 0 .19 ) ( 0 .19 ) 6 .72
2024 6 .36 0 .17 0 .38 0 .55 ( 0 .17 ) ( 0 .17 ) 6 .74
2023 6 .33 0 .16 0 .02 0 .18 ( 0 .15 ) ( 0 .15 ) 6 .36
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
Institutional shares
2025 6 .72 0 .26 ( 0 .01 ) 0 .25 ( 0 .27 ) ( 0 .27 ) 6 .70
2024 6 .35 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .25 ) 6 .72
2023 6 .31 0 .23 0 .03 0 .26 ( 0 .22 ) ( 0 .22 ) 6 .35
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .60% (b) $ 228,582 0 .92% 0 .73% (c) 3 .65% 53 .2%
9 .54 (b) 257,775 0 .87 0 .72 (c) 3 .38 42 .9
3 .64 (b) 261,663 0 .85 0 .73 (c) 3 .22 36 .9
( 14 .99 ) (b) 299,054 0 .77 0 .73 (c) 2 .44 59 .3
5 .19 (b) 417,381 0 .79 0 .76 (c) 2 .18 24 .8
2 .65 (b) 10,791 1 .82 1 .63 (c) 2 .73 53 .2
8 .70 (b) 14,303 1 .77 1 .62 (c) 2 .46 42 .9
2 .71 (b) 16,673 1 .74 (d) 1 .62 (c) ,(d) 2 .33 36 .9
( 15 .67 ) (b) 22,134 1 .61 (d) 1 .57 (c) ,(d) 1 .59 59 .3
4 .17 (b) 35,338 1 .61 (d) 1 .58 (c) ,(d) 1 .37 24 .8
3 .88 255,757 0 .64 (d) 0 .45 (c) ,(d) 3 .92 53 .2
9 .82 295,345 0 .60 (d) 0 .45 (c) ,(d) 3 .66 42 .9
4 .09 266,213 0 .57 (d) 0 .45 (c) ,(d) 3 .51 36 .9
( 14 .88 ) (e) 278,642 0 .50 (d) 0 .46 (c) ,(d) 2 .72 59 .3
5 .44 (e) 345,082 0 .54 (d) 0 .51 (c) ,(d) 2 .42 24 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Subject to Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund,
Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government
Money Market Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III,
MidCap Fund, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime
2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal
LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid
2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal
LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic
Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio,
SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt
Bond Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund,
Diversified International Fund, Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, Government Money Market Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth Fund I,
LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal
Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal
LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal
LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid
2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, Principal
LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap
S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”), (61 of the portfolios constituting Principal Funds, Inc. (the
“Fund”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (61 of the portfolios constituting the Fund) at October 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund
Core Plus Bond Fund
Diversified Income Fund
Diversified International Fund
Equity Income Fund
Finisterre Emerging Markets Total Return
Bond Fund
Global Emerging Markets Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
Government Money Market Fund
High Yield Fund
Inflation Protection Fund
International Equity Fund
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
For the year ended
October 31, 2025
For each of the two
years in the period ended
October 31, 2025
For each of the five years in the period
ended October 31, 2025

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, agent banks, brokers and transfer agents; when replies were not received from brokers, transfer agents or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 22, 2025
Individual fund constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
For the year ended
October 31, 2025
For each of the two
years in the period ended
October 31, 2025
For each of the five years in the period
ended October 31, 2025
Principal LifeTime 2070 Fund
Principal LifeTime Hybrid 2070 Fund
For the year ended
October 31, 2025
For each of the two
years in the period ended
October 31, 2025
For each of the two years in the period
ended October 31, 2025 and the period
from March 1, 2023 (commencement of
operations), through October 31, 2023.

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2025, July 2025, August 2025,
September 2025, October 2025 and November 2025 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 82.82 0.00 17.18
Diversified Income Fund 59.62 0.00 40.38
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 53.59 0.00 46.41
SAM Flexible Income Portfolio 83.79 0.00 16.21
July 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 84.70 0.00 15.30
Diversified Income Fund 66.27 0.00 33.73
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 52.55 0.00 47.45
SAM Flexible Income Portfolio 92.72 0.00 7.28
August 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 86.62 0.00 13.38
Diversified Income Fund 71.66 0.00 28.34
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 48.51 0.00 51.49
SAM Flexible Income Portfolio 93.68 0.00 6.32
September 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 87.67 0.00 12.33
Diversified Income Fund 78.67 0.00 21.33
Equity Income Fund 84.36 15.64 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 45.01 0.00 54.99
October 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 91.52 0.00 8.48
Diversified Income Fund 80.39 0.00 19.61
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 42.69 0.00 57.31

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
November 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 86.01 0.00 13.99
Diversified Income Fund 70.98 0.00 29.02
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 37.91 0.00 62.09

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2025 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2025 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions
*
, or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2024 :
DRD
California Municipal Fund 0.00%
Core Fixed Income Fund 0.00
Core Plus Bond Fund 1.11
Diversified Income Fund 3.19
Diversified International Fund 0.53
Equity Income Fund 91.77
Finisterre Emerging Markets Total Return Bond Fund 0.00
Global Emerging Markets Fund 0.55
Global Real Estate Securities Fund 0.57
Government & High Quality Bond Fund 0.00
Government Money Market Fund 0.00
High Yield Fund 0.81
Inflation Protection Fund 0.00
International Equity Fund 0.55
LargeCap Growth Fund I 75.02
LargeCap S&P 500 Index Fund 80.96
LargeCap Value Fund III 100.00
MidCap Fund 100.00
MidCap S&P 400 Index Fund 36.80
MidCap Value Fund I 33.41
Money Market Fund 0.00
Overseas Fund 0.00
Principal Capital Appreciation Fund 100.00
Principal LifeTime 2015 Fund 7.22
Principal LifeTime 2020 Fund 9.27
Principal LifeTime 2025 Fund 11.38
Principal LifeTime 2030 Fund 14.07
Principal LifeTime 2035 Fund 17.82
Principal LifeTime 2040 Fund 24.60
Principal LifeTime 2045 Fund 29.21
Principal LifeTime 2050 Fund 35.72
Principal LifeTime 2055 Fund 34.24
Principal LifeTime 2060 Fund 33.94
Principal LifeTime 2065 Fund 31.58
Principal LifeTime 2070 Fund 25.29
Principal LifeTime Hybrid 2015 Fund 9.38
Principal LifeTime Hybrid 2020 Fund 11.65
Principal LifeTime Hybrid 2025 Fund 14.17
Principal LifeTime Hybrid 2030 Fund 17.96
Principal LifeTime Hybrid 2035 Fund 21.31
Principal LifeTime Hybrid 2040 Fund 27.77
Principal LifeTime Hybrid 2045 Fund 33.27
Principal LifeTime Hybrid 2050 Fund 38.92
Principal LifeTime Hybrid 2055 Fund 39.09
Principal LifeTime Hybrid 2060 Fund 39.34
Principal LifeTime Hybrid 2065 Fund 39.10
Principal LifeTime Hybrid 2070 Fund 34.72
Principal LifeTime Hybrid Income Fund 9.54
Principal LifeTime Strategic Income Fund 7.36
Real Estate Securities Fund 0.98
SAM Balanced Portfolio 25.98
SAM Conservative Balanced Portfolio 17.35
SAM Conservative Growth Portfolio 46.00

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2025 (unaudited)

*For purposes of calculating DRD, "ordinary income distributions" includes dividend distributions, short term capital gains distributions, and the foreign tax paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-terms gains, and the foreign tax paid, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2024 :
DRD
SAM Flexible Income Portfolio 11.81%
SAM Strategic Growth Portfolio 50.49
Short-Term Income Fund 0.00
SmallCap Fund 76.59
SmallCap Growth Fund I 15.31
SmallCap S&P 600 Index Fund 72.05
SmallCap Value Fund II 43.30
Tax-Exempt Bond Fund 0.00
QDI
California Municipal Fund 0.00%
Core Fixed Income Fund 0.00
Core Plus Bond Fund 1.21
Diversified Income Fund 5.15
Diversified International Fund 66.69
Equity Income Fund 100.00
Finisterre Emerging Markets Total Return Bond Fund 1.98
Global Emerging Markets Fund 68.30
Global Real Estate Securities Fund 36.43
Government & High Quality Bond Fund 0.00
Government Money Market Fund 0.00
High Yield Fund 2.42
Inflation Protection Fund 0.00
International Equity Fund 63.04
LargeCap Growth Fund I 79.12
LargeCap S&P 500 Index Fund 84.26
LargeCap Value Fund III 100.00
MidCap Fund 100.00
MidCap S&P 400 Index Fund 37.92
MidCap Value Fund I 35.06
Money Market Fund 0.00
Overseas Fund 72.58
Principal Capital Appreciation Fund 100.00
Principal LifeTime 2015 Fund 13.06
Principal LifeTime 2020 Fund 16.64
Principal LifeTime 2025 Fund 20.45
Principal LifeTime 2030 Fund 24.95
Principal LifeTime 2035 Fund 31.74
Principal LifeTime 2040 Fund 43.72
Principal LifeTime 2045 Fund 52.04
Principal LifeTime 2050 Fund 63.60
Principal LifeTime 2055 Fund 61.19
Principal LifeTime 2060 Fund 60.67
Principal LifeTime 2065 Fund 56.85
Principal LifeTime 2070 Fund 46.52
Principal LifeTime Hybrid 2015 Fund 15.76
Principal LifeTime Hybrid 2020 Fund 19.59
Principal LifeTime Hybrid 2025 Fund 23.68
Principal LifeTime Hybrid 2030 Fund 29.60
Principal LifeTime Hybrid 2035 Fund 35.09
Principal LifeTime Hybrid 2040 Fund 45.60
Principal LifeTime Hybrid 2045 Fund 54.62
Principal LifeTime Hybrid 2050 Fund 63.84

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2025 (unaudited)

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended October
31, 2025 :
QDI
Principal LifeTime Hybrid 2055 Fund 63.97%
Principal LifeTime Hybrid 2060 Fund 64.39
Principal LifeTime Hybrid 2065 Fund 63.78
Principal LifeTime Hybrid 2070 Fund 56.31
Principal LifeTime Hybrid Income Fund 15.93
Principal LifeTime Strategic Income Fund 13.36
Real Estate Securities Fund 0.51
SAM Balanced Portfolio 44.14
SAM Conservative Balanced Portfolio 28.69
SAM Conservative Growth Portfolio 76.91
SAM Flexible Income Portfolio 18.64
SAM Strategic Growth Portfolio 89.13
Short-Term Income Fund 0.00
SmallCap Fund 89.00
SmallCap Growth Fund I 16.06
SmallCap S&P 600 Index Fund 74.27
SmallCap Value Fund II 44.51
Tax-Exempt Bond Fund 0.00
Foreign
Taxes
Per Share
Diversified International Fund $ 0.0599
Finisterre Emerging Markets Total Return Bond Fund 0.0103
Global Emerging Markets Fund 0.0339
International Equity Fund 0.0206
Overseas Fund 0.0190
Principal LifeTime 2015 Fund 0.0024
Principal LifeTime 2020 Fund 0.0043
Principal LifeTime 2025 Fund 0.0045
Principal LifeTime 2030 Fund 0.0064
Principal LifeTime 2035 Fund 0.0064
Principal LifeTime 2040 Fund 0.0097
Principal LifeTime 2045 Fund 0.0093
Principal LifeTime 2050 Fund 0.0123
Principal LifeTime 2055 Fund 0.0114
Principal LifeTime 2060 Fund 0.0119
Principal LifeTime 2065 Fund 0.0086
Principal LifeTime 2070 Fund 0.0047
Principal LifeTime Hybrid 2015 Fund 0.0018
Principal LifeTime Hybrid 2020 Fund 0.0029
Principal LifeTime Hybrid 2025 Fund 0.0033
Principal LifeTime Hybrid 2030 Fund 0.0038
Principal LifeTime Hybrid 2035 Fund 0.0049
Principal LifeTime Hybrid 2040 Fund 0.0055
Principal LifeTime Hybrid 2045 Fund 0.0073
Principal LifeTime Hybrid 2050 Fund 0.0078
Principal LifeTime Hybrid 2055 Fund 0.0079
Principal LifeTime Hybrid 2060 Fund 0.0077
Principal LifeTime Hybrid 2065 Fund 0.0063
Principal LifeTime Hybrid 2070 Fund 0.0034
Principal LifeTime Hybrid Income Fund 0.0020
Principal LifeTime Strategic Income Fund 0.0031
SAM Balanced Portfolio 0.0066
SAM Conservative Balanced Portfolio 0.0032
SAM Conservative Growth Portfolio 0.0099

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2025 (unaudited)

Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, and the foreign tax paid, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended
December 31, 2024 :
Foreign
Taxes
Per Share
SAM Flexible Income Portfolio $ 0.0018
SAM Strategic Growth Portfolio 0.0150
163(j)
Interest
Dividends
Core Fixed Income Fund 99.79%
Core Plus Bond Fund 98.27
Diversified Income Fund 88.06
Diversified International Fund 1.59
Equity Income Fund 3.54
Finisterre Emerging Markets Total Return Bond Fund 100.00
Global Emerging Markets Fund 4.81
Global Real Estate Securities Fund 0.90
Government & High Quality Bond Fund 100.00
Government Money Market Fund 97.34
High Yield Fund 97.70
Inflation Protection Fund 95.16
International Equity Fund 0.68
LargeCap Growth Fund I 7.61
LargeCap S&P 500 Index Fund 7.19
LargeCap Value Fund III 5.37
MidCap Fund 0.82
MidCap S&P 400 Index Fund 3.16
MidCap Value Fund I 2.30
Money Market Fund 95.33
Overseas Fund 1.66
Principal Capital Appreciation Fund 4.33
Principal LifeTime 2015 Fund 79.24
Principal LifeTime 2020 Fund 74.11
Principal LifeTime 2025 Fund 68.91
Principal LifeTime 2030 Fund 61.58
Principal LifeTime 2035 Fund 51.46
Principal LifeTime 2040 Fund 38.24
Principal LifeTime 2045 Fund 24.67
Principal LifeTime 2050 Fund 11.78
Principal LifeTime 2055 Fund 10.35
Principal LifeTime 2060 Fund 10.29
Principal LifeTime 2065 Fund 9.25
Principal LifeTime 2070 Fund 6.59
Principal LifeTime Hybrid 2015 Fund 73.15
Principal LifeTime Hybrid 2020 Fund 69.24
Principal LifeTime Hybrid 2025 Fund 63.13
Principal LifeTime Hybrid 2030 Fund 54.02
Principal LifeTime Hybrid 2035 Fund 48.01
Principal LifeTime Hybrid 2040 Fund 34.28
Principal LifeTime Hybrid 2045 Fund 23.28
Principal LifeTime Hybrid 2050 Fund 11.99
Principal LifeTime Hybrid 2055 Fund 10.64
Principal LifeTime Hybrid 2060 Fund 10.61
Principal LifeTime Hybrid 2065 Fund 10.52
Principal LifeTime Hybrid 2070 Fund 9.49

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2025 (unaudited)

Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the fund as Section 199A dividends. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, and foreign tax paid, if any), or up to the maximum amount allowable, as 199A eligible for the calendar year ended December 31, 2024:
In early 2025, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2024 via Form 1099.
The funds will notify shareholders in early 2026 of amounts paid to them by the funds, if any, during the calendar year 2025 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns.
For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Principal LifeTime Hybrid Income Fund 74.51%
Principal LifeTime Strategic Income Fund 80.07
Real Estate Securities Fund 1.80
SAM Balanced Portfolio 47.90
SAM Conservative Balanced Portfolio 69.88
SAM Conservative Growth Portfolio 30.98
SAM Flexible Income Portfolio 81.51
SAM Strategic Growth Portfolio 5.24
Short-Term Income Fund 99.60
SmallCap Fund 2.79
SmallCap Growth Fund I 3.75
SmallCap S&P 600 Index Fund 5.15
SmallCap Value Fund II 2.88
199A
Global Real Estate Securities Fund 55.33%
Real Estate Securities Fund 93.67

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
October 31, 2025

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
October 31, 2025

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
October 31, 2025

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance
Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2025

During the most recent fiscal year, the Board of Directors did not approve any investment advisory contracts.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | FV942AR-04 | 10/2025 | 4452059-11/2026

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99. CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	12/09/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	12/09/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	12/09/2025